UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10183

BRIGHTHOUSE FUNDS TRUST I

(Exact name of registrant as specified in charter)

One Financial Center

Boston, Massachusetts 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Alan Otis Brighthouse Investment Advisers, LLC One Financial Center Boston, Massachusetts 02111	Brian McCabe, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199

Registrant’s telephone number, including area code: (980) 949-5114

Date of fiscal year end: December 31

Date of reporting period: January 1, 2018 to March 31, 2018

Item 1.	Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12.14]:

Brighthouse Funds Trust I

Schedule of Investments
March 31, 2018

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio	BHFTI-1
Allianz Global Investors Dynamic Multi-Asset Plus Portfolio	BHFTI-26
American Funds Balanced Allocation Portfolio	BHFTI-36
American Funds Growth Allocation Portfolio	BHFTI-37
American Funds Growth Portfolio	BHFTI-38
American Funds Moderate Allocation Portfolio	BHFTI-39
AQR Global Risk Balanced Portfolio	BHFTI-40
BlackRock Global Tactical Strategies Portfolio	BHFTI-47
BlackRock High Yield Portfolio	BHFTI-53
Brighthouse/Aberdeen Emerging Markets Equity Portfolio	BHFTI-81
Brighthouse/Artisan International Portfolio	BHFTI-85
Brighthouse/Eaton Vance Floating Rate Portfolio	BHFTI-89
Brighthouse/Franklin Low Duration Total Return Portfolio	BHFTI-103
Brighthouse/Templeton International Bond Portfolio	BHFTI-122
Brighthouse/Wellington Large Cap Research Portfolio	BHFTI-130
Brighthouse Asset Allocation 100 Portfolio	BHFTI-137
Brighthouse Balanced Plus Portfolio	BHFTI-138
Brighthouse Small Cap Value Portfolio	BHFTI-142
Clarion Global Real Estate Portfolio	BHFTI-148
ClearBridge Aggressive Growth Portfolio	BHFTI-152
Harris Oakmark International Portfolio	BHFTI-156
Invesco Balanced-Risk Allocation Portfolio	BHFTI-160
Invesco Comstock Portfolio	BHFTI-165
Invesco Small Cap Growth Portfolio	BHFTI-171
JPMorgan Core Bond Portfolio	BHFTI-176
JPMorgan Global Active Allocation Portfolio	BHFTI-203
JPMorgan Small Cap Value Portfolio	BHFTI-236
Loomis Sayles Global Markets Portfolio	BHFTI-244
MetLife Multi-Index Targeted Risk Portfolio	BHFTI-257
MFS® Research International Portfolio	BHFTI-259
Morgan Stanley Mid Cap Growth Portfolio	BHFTI-264
Oppenheimer Global Equity Portfolio	BHFTI-270
PanAgora Global Diversified Risk Portfolio	BHFTI-274
PIMCO Inflation Protected Bond Portfolio	BHFTI-289
PIMCO Total Return Portfolio	BHFTI-306
Fidelity Institutional Asset Management Government Income Portfolio (formerly, Pyramis Government Income Portfolio)	BHFTI-331
Schroders Global Multi-Asset Portfolio	BHFTI-339
Schroders Global Multi-Asset Portfolio II	BHFTI-355
SSGA Growth and Income ETF Portfolio	BHFTI-369
SSGA Growth ETF Portfolio	BHFTI-372
T. Rowe Price Large Cap Value Portfolio	BHFTI-375
T. Rowe Price Mid Cap Growth Portfolio	BHFTI-380
TCW Core Fixed Income Portfolio	BHFTI-387
Victory Sycamore Mid Cap Value Portfolio	BHFTI-397
Wells Capital Management Mid Cap Value Portfolio	BHFTI-401
Notes to Schedule of Investments	BHFTI-405

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—62.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.2%
Airbus SE	59,786	$6,917,460
Arconic, Inc.	25,650	590,976
BAE Systems plc	327,740	2,677,130
Boeing Co. (The)	33,925	11,123,329
Cobham plc (a)	245,124	423,260
Dassault Aviation S.A.	258	493,056
Elbit Systems, Ltd.	2,428	292,577
General Dynamics Corp.	16,830	3,717,747
Harris Corp.	7,190	1,159,603
Huntington Ingalls Industries, Inc.	2,742	706,778
L3 Technologies, Inc.	4,785	995,280
Leonardo S.p.A.	41,348	478,213
Lockheed Martin Corp.	15,145	5,117,950
Meggitt plc	79,525	482,387
MTU Aero Engines AG	5,353	902,314
Northrop Grumman Corp.	10,525	3,674,488
Raytheon Co.	17,515	3,780,087
Rockwell Collins, Inc.	9,835	1,326,250
Rolls-Royce Holdings plc (a)	170,378	2,086,848
Safran S.A.	34,339	3,638,940
Singapore Technologies Engineering, Ltd.	160,000	440,156
Textron, Inc.	15,880	936,444
Thales S.A.	10,919	1,330,511
TransDigm Group, Inc.	2,902	890,740
United Technologies Corp.	45,025	5,665,046

		59,847,570

Air Freight & Logistics—0.3%
Bollore S.A.	89,931	479,945
C.H. Robinson Worldwide, Inc. (b)	8,360	783,416
Deutsche Post AG	99,934	4,370,044
Expeditors International of Washington, Inc.	10,705	677,626
FedEx Corp.	15,010	3,604,051
Royal Mail plc	92,267	700,659
United Parcel Service, Inc. - Class B	41,600	4,353,856
Yamato Holdings Co., Ltd.	36,087	907,253

		15,876,850

Airlines—0.2%
Alaska Air Group, Inc.	7,403	458,690
American Airlines Group, Inc.	25,721	1,336,463
ANA Holdings, Inc.	11,969	463,028
Delta Air Lines, Inc.	39,751	2,178,752
Deutsche Lufthansa AG	24,178	772,334
easyJet plc	16,275	366,906
International Consolidated Airlines Group S.A. - Class DI	63,966	553,588
Japan Airlines Co., Ltd.	12,040	489,843
Ryanair Holdings plc (ADR) (a)	2,174	267,076
Singapore Airlines, Ltd.	55,300	459,255
Southwest Airlines Co.	32,985	1,889,381
United Continental Holdings, Inc. (a)	15,191	1,055,319

		10,290,635

Auto Components—0.5%
Aisin Seiki Co., Ltd.	18,237	998,517
Aptiv plc	16,021	1,361,305

Auto Components—(Continued)
BorgWarner, Inc.	11,940	599,746
Bridgestone Corp.	66,953	2,939,420
Cie Generale des Etablissements Michelin	17,645	2,608,176
Continental AG	11,323	3,127,696
Denso Corp.	49,039	2,693,539
Faurecia	7,815	633,219
GKN plc	175,924	1,143,822
Goodyear Tire & Rubber Co. (The)	14,890	395,776
Koito Manufacturing Co., Ltd.	11,620	814,787
Minth Group, Ltd.	76,200	349,320
NGK Spark Plug Co., Ltd.	16,408	396,232
NOK Corp.	9,875	193,602
Nokian Renkaat Oyj	12,073	549,156
Stanley Electric Co., Ltd.	14,517	547,340
Sumitomo Electric Industries, Ltd.	77,498	1,191,412
Sumitomo Rubber Industries, Ltd.	18,877	348,035
Toyoda Gosei Co., Ltd.	6,645	153,285
Toyota Industries Corp.	16,821	1,023,562
Valeo S.A.	24,667	1,631,213
Yokohama Rubber Co., Ltd. (The)	12,167	283,240

		23,982,400

Automobiles—1.2%
Bayerische Motoren Werke AG	34,079	3,698,434
Daimler AG	99,104	8,421,382
Ferrari NV	12,667	1,525,755
Fiat Chrysler Automobiles NV (a)	110,323	2,262,051
Ford Motor Co.	236,395	2,619,257
General Motors Co.	77,413	2,813,188
Harley-Davidson, Inc.	10,175	436,304
Honda Motor Co., Ltd.	177,124	6,150,192
Isuzu Motors, Ltd.	56,599	868,913
Mazda Motor Corp.	58,405	780,111
Mitsubishi Motors Corp.	68,752	491,591
Nissan Motor Co., Ltd.	238,922	2,472,783
Peugeot S.A.	60,536	1,457,842
Renault S.A.	19,785	2,403,628
Subaru Corp.	63,317	2,095,695
Suzuki Motor Corp.	35,451	1,924,462
Toyota Motor Corp.	268,682	17,511,201
Volkswagen AG	3,341	668,976
Yamaha Motor Co., Ltd.	28,797	861,800

		59,463,565

Banks—5.6%
ABN AMRO Group NV (144A)	43,539	1,312,689
AIB Group plc	83,815	505,391
Aozora Bank, Ltd.	12,255	490,898
Australia & New Zealand Banking Group, Ltd.	302,341	6,272,685
Banco Bilbao Vizcaya Argentaria S.A. (b)	686,308	5,433,810
Banco de Sabadell S.A.	547,778	1,121,527
Banco Espirito Santo S.A. (a) (c) (d) (e)	169,954	0
Banco Santander S.A.	1,662,642	10,843,859
Bank Hapoalim B.M.	109,390	752,109
Bank Leumi Le-Israel B.M.	148,326	895,857
Bank of America Corp.	587,808	17,628,362

BHFTI-1

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
Bank of East Asia, Ltd. (The)	125,200	$502,558
Bank of Ireland Group plc (a)	93,976	823,708
Bank of Kyoto, Ltd. (The)	6,258	354,957
Bank of Queensland, Ltd.	39,900	338,432
Bankia S.A.	102,900	461,145
Bankinter S.A.	69,117	711,223
Barclays plc	1,753,393	5,120,726
BB&T Corp.	47,745	2,484,650
Bendigo & Adelaide Bank, Ltd.	48,686	370,660
BNP Paribas S.A.	115,649	8,574,845
BOC Hong Kong Holdings, Ltd.	380,600	1,866,396
CaixaBank S.A.	369,085	1,760,238
Chiba Bank, Ltd. (The)	71,806	588,801
Citigroup, Inc.	160,171	10,811,542
Citizens Financial Group, Inc.	29,754	1,249,073
Comerica, Inc.	10,455	1,002,948
Commerzbank AG (a)	109,449	1,421,988
Commonwealth Bank of Australia	178,266	9,956,823
Concordia Financial Group, Ltd.	125,638	710,274
Credit Agricole S.A.	117,124	1,905,720
Danske Bank A/S	77,141	2,882,913
DBS Group Holdings, Ltd.	184,600	3,894,124
DNB ASA	100,526	1,961,369
Erste Group Bank AG	31,033	1,560,729
Fifth Third Bancorp	42,735	1,356,836
Fukuoka Financial Group, Inc.	78,867	432,723
Hachijuni Bank, Ltd. (The)	41,291	224,632
Hang Seng Bank, Ltd.	78,600	1,832,492
HSBC Holdings plc	2,068,817	19,339,015
Huntington Bancshares, Inc.	65,455	988,371
ING Groep NV	399,913	6,754,422
Intesa Sanpaolo S.p.A.	1,387,546	5,060,080
Intesa Sanpaolo S.p.A. - Risparmio Shares	95,598	362,282
Japan Post Bank Co., Ltd.	41,622	565,853
JPMorgan Chase & Co.	210,200	23,115,694
KBC Groep NV	25,813	2,250,012
KeyCorp	65,120	1,273,096
Kyushu Financial Group, Inc.	35,628	178,127
Lloyds Banking Group plc	7,401,682	6,725,906
M&T Bank Corp.	9,095	1,676,754
Mebuki Financial Group, Inc.	102,744	399,342
Mediobanca S.p.A.	58,828	692,505
Mitsubishi UFJ Financial Group, Inc.	1,227,260	8,145,515
Mizrahi Tefahot Bank, Ltd.	14,242	272,730
Mizuho Financial Group, Inc.	2,482,627	4,514,453
National Australia Bank, Ltd.	276,408	6,081,819
Nordea Bank AB	312,638	3,339,963
Oversea-Chinese Banking Corp., Ltd.	323,700	3,188,509
People’s United Financial, Inc.	20,895	389,901
PNC Financial Services Group, Inc. (The)	28,835	4,361,005
Raiffeisen Bank International AG (a)	15,327	597,174
Regions Financial Corp.	70,215	1,304,595
Resona Holdings, Inc.	226,793	1,220,741
Royal Bank of Scotland Group plc (a)	367,486	1,337,350
Seven Bank, Ltd.	60,420	194,120
Shinsei Bank, Ltd.	16,917	262,260
Shizuoka Bank, Ltd. (The)	52,910	511,651

Banks—(Continued)
Skandinaviska Enskilda Banken AB - Class A	156,251	1,638,270
Societe Generale S.A.	78,979	4,296,875
Standard Chartered plc	338,798	3,392,504
Sumitomo Mitsui Financial Group, Inc.	138,306	5,864,796
Sumitomo Mitsui Trust Holdings, Inc.	34,223	1,401,307
SunTrust Banks, Inc.	28,800	1,959,552
Suruga Bank, Ltd.	17,928	251,213
SVB Financial Group (a)	3,225	774,032
Svenska Handelsbanken AB - A Shares	157,139	1,971,537
Swedbank AB - A Shares	93,196	2,089,586
U.S. Bancorp	95,535	4,824,518
UniCredit S.p.A. (a)	206,761	4,338,284
United Overseas Bank, Ltd.	137,500	2,899,472
Wells Fargo & Co. (f)	268,510	14,072,609
Westpac Banking Corp.	349,373	7,725,651
Yamaguchi Financial Group, Inc.	20,431	253,128
Zions Bancorp (b)	12,060	635,924

		273,912,215

Beverages—1.3%
Anheuser-Busch InBev S.A.	78,427	8,619,328
Asahi Group Holdings, Ltd.	39,804	2,141,504
Brown-Forman Corp. - Class B	14,817	806,045
Carlsberg A/S - Class B	11,034	1,318,551
Coca-Cola Amatil, Ltd.	56,885	380,662
Coca-Cola Bottlers Japan Holdings, Inc.	12,832	528,689
Coca-Cola Co. (The) (f)	232,310	10,089,223
Coca-Cola European Partners plc	22,437	934,725
Coca-Cola HBC AG (a)	18,793	695,332
Constellation Brands, Inc. - Class A	10,475	2,387,462
Davide Campari-Milano S.p.A.	59,780	453,075
Diageo plc	259,267	8,771,026
Dr Pepper Snapple Group, Inc.	10,940	1,295,077
Heineken Holding NV	11,859	1,222,828
Heineken NV	26,679	2,871,254
Kirin Holdings Co., Ltd.	89,347	2,396,146
Molson Coors Brewing Co. - Class B	11,105	836,540
Monster Beverage Corp. (a)	24,940	1,426,817
PepsiCo, Inc.	86,125	9,400,544
Pernod-Ricard S.A.	21,856	3,640,869
Remy Cointreau S.A.	2,347	334,804
Suntory Beverage & Food, Ltd.	14,367	696,647
Treasury Wine Estates, Ltd.	75,715	988,808

		62,235,956

Biotechnology—1.0%
AbbVie, Inc.	96,592	9,142,433
Alexion Pharmaceuticals, Inc. (a)	13,500	1,504,710
Amgen, Inc.	40,769	6,950,299
Biogen, Inc. (a)	12,830	3,513,111
Celgene Corp. (a)	47,640	4,249,964
CSL, Ltd.	46,573	5,600,240
Genmab A/S (a)	5,999	1,291,493
Gilead Sciences, Inc.	79,143	5,966,591
Grifols S.A.	30,767	871,480
Incyte Corp. (a)	10,533	877,715

BHFTI-2

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Regeneron Pharmaceuticals, Inc. (a)	4,641	$1,598,175
Shire plc	93,470	4,659,407
Vertex Pharmaceuticals, Inc. (a)	15,267	2,488,216

		48,713,834

Building Products—0.3%
A.O. Smith Corp.	8,760	557,048
Allegion plc	5,701	486,238
Asahi Glass Co., Ltd.	20,561	861,785
Assa Abloy AB - Class B	103,134	2,239,228
Cie de St-Gobain	51,904	2,741,625
Daikin Industries, Ltd.	25,644	2,847,845
Fortune Brands Home & Security, Inc.	9,327	549,267
Geberit AG	3,821	1,689,848
Johnson Controls International plc	56,084	1,976,400
LIXIL Group Corp.	27,469	609,108
Masco Corp.	18,975	767,349
TOTO, Ltd.	14,633	768,089

		16,093,830

Capital Markets—1.7%
3i Group plc	99,922	1,206,465
Affiliated Managers Group, Inc.	3,405	645,520
Ameriprise Financial, Inc.	8,915	1,318,885
Amundi S.A. (144A)	6,223	500,789
ASX, Ltd.	20,009	866,129
Bank of New York Mellon Corp. (The)	61,985	3,194,087
BlackRock, Inc.	7,510	4,068,317
Cboe Global Markets, Inc.	6,817	777,820
Charles Schwab Corp. (The)	72,245	3,772,634
CME Group, Inc.	20,585	3,329,418
Credit Suisse Group AG (a)	249,930	4,193,687
Daiwa Securities Group, Inc.	165,706	1,063,408
Deutsche Bank AG	212,728	2,966,114
Deutsche Boerse AG	19,907	2,711,843
E*Trade Financial Corp. (a)	16,315	904,014
Franklin Resources, Inc.	19,741	684,618
Goldman Sachs Group, Inc. (The)	21,250	5,352,025
Hargreaves Lansdown plc	26,885	617,027
Hong Kong Exchanges and Clearing, Ltd.	120,400	3,957,532
Intercontinental Exchange, Inc.	35,380	2,565,758
Invesco, Ltd.	24,620	788,086
Investec plc	68,614	529,985
Japan Exchange Group, Inc.	53,802	1,006,238
Julius Baer Group, Ltd. (a)	23,085	1,421,459
Kingston Financial Group, Ltd. (b)	420,300	190,152
London Stock Exchange Group plc	32,174	1,864,285
Macquarie Group, Ltd.	33,281	2,655,254
Moody’s Corp.	10,025	1,617,032
Morgan Stanley	84,360	4,552,066
Nasdaq, Inc.	6,970	600,953
Natixis S.A.	96,483	791,953
Nomura Holdings, Inc.	373,715	2,175,789
Northern Trust Corp.	12,990	1,339,659
Partners Group Holding AG	1,791	1,332,925
Raymond James Financial, Inc.	7,749	692,838

Capital Markets—(Continued)
S&P Global, Inc.	15,415	2,945,190
SBI Holdings, Inc.	20,720	488,229
Schroders plc	12,861	576,745
Singapore Exchange, Ltd.	82,000	463,073
St. James’s Place plc	54,521	832,349
State Street Corp.	22,390	2,232,955
T. Rowe Price Group, Inc.	14,690	1,586,079
UBS Group AG (a)	376,662	6,632,335

		82,011,719

Chemicals—1.8%
Air Liquide S.A.	43,955	5,389,739
Air Products & Chemicals, Inc.	13,245	2,106,352
Air Water, Inc.	15,424	303,003
Akzo Nobel NV	25,955	2,453,712
Albemarle Corp.	6,688	620,245
Arkema S.A.	7,039	919,169
Asahi Kasei Corp.	129,804	1,727,926
BASF SE	94,537	9,607,875
CF Industries Holdings, Inc. (b)	14,100	531,993
Chr Hansen Holding A/S	10,200	881,304
Clariant AG (a)	23,916	571,092
Covestro AG (144A)	12,506	1,230,985
Croda International plc	13,557	869,971
Daicel Corp.	28,876	316,358
DowDuPont, Inc.	141,724	9,029,236
Eastman Chemical Co.	8,680	916,434
Ecolab, Inc.	15,745	2,158,167
EMS-Chemie Holding AG	845	533,516
Evonik Industries AG	16,765	591,525
FMC Corp.	8,040	615,623
Frutarom Industries, Ltd.	3,977	365,589
Givaudan S.A.	953	2,172,250
Hitachi Chemical Co., Ltd.	10,769	239,717
Incitec Pivot, Ltd.	172,381	468,052
International Flavors & Fragrances, Inc.	4,785	655,114
Israel Chemicals, Ltd.	52,341	221,776
Johnson Matthey plc	19,898	850,639
JSR Corp.	19,815	444,983
K&S AG	19,738	569,751
Kaneka Corp.	28,705	286,650
Kansai Paint Co., Ltd.	21,161	495,465
Koninklijke DSM NV	18,713	1,860,757
Kuraray Co., Ltd.	36,647	636,675
LANXESS AG	9,449	724,473
Linde AG	19,158	3,846,265
LyondellBasell Industries NV - Class A	19,571	2,068,263
Mitsubishi Chemical Holdings Corp.	147,133	1,428,882
Mitsubishi Gas Chemical Co., Inc.	18,675	448,982
Mitsui Chemicals, Inc.	19,015	605,242
Monsanto Co.	26,580	3,101,620
Mosaic Co. (The)	21,180	514,250
Nippon Paint Holdings Co., Ltd.	16,830	619,427
Nissan Chemical Industries, Ltd.	12,523	521,483
Nitto Denko Corp.	17,027	1,290,896
Novozymes A/S - B Shares	23,325	1,207,887

BHFTI-3

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
Orica, Ltd.	38,874	$532,563
PPG Industries, Inc.	15,390	1,717,524
Praxair, Inc.	17,325	2,499,997
Sherwin-Williams Co. (The)	5,060	1,984,127
Shin-Etsu Chemical Co., Ltd.	40,029	4,161,346
Sika AG	222	1,740,080
Solvay S.A.	7,645	1,062,980
Sumitomo Chemical Co., Ltd.	161,502	933,810
Symrise AG	12,726	1,024,701
Taiyo Nippon Sanso Corp.	13,268	200,815
Teijin, Ltd.	19,289	367,271
Toray Industries, Inc.	150,920	1,433,387
Tosoh Corp.	30,213	596,745
Umicore S.A.	19,629	1,041,321
Yara International ASA	18,274	776,307

		87,092,287

Commercial Services & Supplies—0.2%
Babcock International Group plc	25,916	243,498
Brambles, Ltd.	163,290	1,256,706
Cintas Corp.	5,230	892,134
Dai Nippon Printing Co., Ltd.	26,755	556,939
Edenred	23,123	804,593
G4S plc	159,068	554,576
ISS A/S	17,260	640,489
Park24 Co., Ltd.	11,271	307,040
Republic Services, Inc.	13,685	906,358
Secom Co., Ltd.	21,657	1,611,261
Securitas AB - B Shares	32,179	548,026
Societe BIC S.A.	2,943	292,981
Sohgo Security Services Co., Ltd.	7,407	364,577
Stericycle, Inc. (a)	5,115	299,381
Toppan Printing Co., Ltd.	53,874	442,581
Waste Management, Inc.	24,135	2,030,236

		11,751,376

Communications Equipment—0.4%
Cisco Systems, Inc. (f)	299,600	12,849,844
F5 Networks, Inc. (a)	3,785	547,349
Juniper Networks, Inc.	22,720	552,778
Motorola Solutions, Inc.	9,800	1,031,940
Nokia Oyj	600,712	3,320,526
Telefonaktiebolaget LM Ericsson - B Shares (b)	316,096	2,005,907

		20,308,344

Construction & Engineering—0.3%
ACS Actividades de Construccion y Servicios S.A.	25,180	982,411
Boskalis Westminster	9,381	275,015
Bouygues S.A.	22,104	1,108,817
CIMIC Group, Ltd.	10,008	345,275
Eiffage S.A.	7,585	864,052
Ferrovial S.A.	50,576	1,057,507
Fluor Corp.	8,395	480,362
HOCHTIEF AG	1,990	371,949
Jacobs Engineering Group, Inc.	7,250	428,838

Construction & Engineering—(Continued)
JGC Corp.	21,208	462,687
Kajima Corp.	92,217	867,060
Obayashi Corp.	66,610	733,461
Quanta Services, Inc. (a)	9,285	318,940
Shimizu Corp.	56,614	505,444
Skanska AB - B Shares	35,127	718,618
Taisei Corp.	21,290	1,090,884
Vinci S.A.	51,945	5,114,561

		15,725,881

Construction Materials—0.2%
Boral, Ltd.	120,053	690,665
CRH plc	86,088	2,926,933
Fletcher Building, Ltd.	70,737	309,005
HeidelbergCement AG	15,350	1,508,172
Imerys S.A.	3,701	359,937
James Hardie Industries plc	45,247	799,368
LafargeHolcim, Ltd. (a)	46,851	2,566,043
Martin Marietta Materials, Inc.	3,812	790,228
Taiheiyo Cement Corp.	12,504	451,306
Vulcan Materials Co.	7,950	907,652

		11,309,309

Consumer Finance—0.2%
Acom Co., Ltd. (a)	40,470	181,891
AEON Financial Service Co., Ltd.	11,647	270,194
American Express Co.	43,580	4,065,143
Capital One Financial Corp.	29,365	2,813,754
Credit Saison Co., Ltd.	16,160	270,402
Discover Financial Services	21,985	1,581,381
Navient Corp.	15,935	209,067
Synchrony Financial	44,487	1,491,649

		10,883,481

Containers & Packaging—0.1%
Amcor, Ltd.	119,037	1,306,300
Avery Dennison Corp.	5,300	563,125
Ball Corp.	21,140	839,470
International Paper Co.	24,935	1,332,277
Packaging Corp. of America	5,699	642,277
Sealed Air Corp.	10,895	466,197
Toyo Seikan Group Holdings, Ltd.	16,900	252,615
WestRock Co.	15,395	987,897

		6,390,158

Distributors—0.0%
Genuine Parts Co.	8,815	791,940
Jardine Cycle & Carriage, Ltd.	10,200	269,576
LKQ Corp. (a)	18,632	707,084

		1,768,600

Diversified Consumer Services—0.0%
Benesse Holdings, Inc.	7,347	267,082
H&R Block, Inc.	12,655	321,564

		588,646

BHFTI-4

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Financial Services—0.7%
AMP, Ltd.	300,390	$1,157,196
Berkshire Hathaway, Inc. - Class B (a) (f)	116,624	23,264,156
Challenger, Ltd.	59,332	529,846
Eurazeo S.A.	4,465	411,149
EXOR NV	11,193	799,704
First Pacific Co., Ltd.	219,700	119,941
Groupe Bruxelles Lambert S.A.	8,346	954,346
Industrivarden AB - C Shares	17,228	400,654
Investor AB - B Shares	46,871	2,086,361
Kinnevik AB - Class B	24,074	867,348
L E Lundbergforetagen AB - B Shares	3,931	281,883
Leucadia National Corp.	18,975	431,302
Mitsubishi UFJ Lease & Finance Co., Ltd.	45,420	270,732
ORIX Corp.	136,283	2,432,993
Pargesa Holding S.A.	4,020	356,707
Standard Life Aberdeen plc	275,687	1,393,176
Wendel S.A.	2,941	459,061

		36,216,555

Diversified Telecommunication Services—1.2%
AT&T, Inc. (f)	372,080	13,264,643
Bezeq The Israeli Telecommunication Corp., Ltd.	210,607	269,471
BT Group plc	867,679	2,772,507
CenturyLink, Inc.	58,913	967,941
Deutsche Telekom AG	343,059	5,596,387
Elisa Oyj (b)	14,611	661,794
HKT Trust & HKT, Ltd.	386,300	486,226
Iliad S.A.	2,729	564,863
Koninklijke KPN NV	350,983	1,053,690
Nippon Telegraph & Telephone Corp.	71,207	3,307,895
Orange S.A.	205,345	3,487,319
PCCW, Ltd.	429,700	249,304
Proximus SADP	15,653	486,066
Singapore Telecommunications, Ltd.	761,400	1,971,571
Singapore Telecommunications, Ltd.	78,800	203,134
Spark New Zealand, Ltd.	187,873	455,215
Swisscom AG (b)	2,672	1,325,171
TDC A/S (a)	83,245	690,550
Telecom Italia S.p.A. (a)	1,170,057	1,114,259
Telecom Italia S.p.A. - Risparmio Shares	617,964	516,163
Telefonica Deutschland Holding AG	75,629	355,357
Telefonica S.A.	466,675	4,625,236
Telenor ASA	77,211	1,756,122
Telia Co. AB	266,834	1,258,734
Telstra Corp., Ltd.	427,430	1,037,065
TPG Telecom, Ltd.	37,920	161,317
Verizon Communications, Inc. (f)	247,220	11,822,060

		60,460,060

Electric Utilities—1.0%
Alliant Energy Corp.	13,944	569,752
American Electric Power Co., Inc.	29,750	2,040,552
AusNet Services	182,311	236,105
Chubu Electric Power Co., Inc.	66,059	946,028
Chugoku Electric Power Co., Inc. (The)	28,245	344,412
CK Infrastructure Holdings, Ltd.	67,900	558,072

Electric Utilities—(Continued)
CLP Holdings, Ltd.	168,882	1,726,373
Duke Energy Corp.	42,415	3,285,890
Edison International	19,745	1,256,967
EDP - Energias de Portugal S.A.	243,702	926,735
Electricite de France S.A.	59,437	861,889
Endesa S.A.	32,771	721,674
Enel S.p.A.	837,144	5,129,316
Entergy Corp.	10,825	852,793
Eversource Energy	19,165	1,129,202
Exelon Corp.	58,124	2,267,417
FirstEnergy Corp.	27,025	919,120
Fortum Oyj (b)	45,815	985,110
HK Electric Investments & HK Electric Investments, Ltd. (144A)	271,700	262,725
Iberdrola S.A.	585,221	4,304,428
Kansai Electric Power Co., Inc. (The)	72,236	942,813
Kyushu Electric Power Co., Inc.	43,734	528,291
Mercury NZ, Ltd.	68,803	160,568
NextEra Energy, Inc.	28,445	4,645,922
Orsted A/S (b) (144A)	19,471	1,267,753
PG&E Corp.	31,045	1,363,807
Pinnacle West Capital Corp.	6,750	538,650
Power Assets Holdings, Ltd.	142,500	1,275,931
PPL Corp.	41,315	1,168,801
Red Electrica Corp. S.A.	44,648	919,700
Southern Co. (The)	60,795	2,715,105
SSE plc	102,646	1,839,675
Terna Rete Elettrica Nazionale S.p.A.	144,304	844,272
Tohoku Electric Power Co., Inc.	46,390	630,333
Tokyo Electric Power Co. Holdings, Inc. (a)	148,275	579,399
Xcel Energy, Inc.	30,710	1,396,691

		50,142,271

Electrical Equipment—0.6%
ABB, Ltd.	189,688	4,517,294
Acuity Brands, Inc. (b)	2,497	347,557
AMETEK, Inc.	13,967	1,061,073
Eaton Corp. plc	26,638	2,128,643
Emerson Electric Co.	38,895	2,656,528
Fuji Electric Co., Ltd.	56,922	392,418
Legrand S.A.	27,440	2,153,639
Mabuchi Motor Co., Ltd.	4,983	247,183
Mitsubishi Electric Corp.	198,905	3,232,829
Nidec Corp.	24,550	3,765,868
OSRAM Licht AG	10,237	753,767
Prysmian S.p.A.	21,265	669,043
Rockwell Automation, Inc.	7,745	1,349,179
Schneider Electric SE	58,342	5,131,812
Siemens Gamesa Renewable Energy S.A. (b)	24,441	392,373
Vestas Wind Systems A/S	22,228	1,591,487

		30,390,693

Electronic Equipment, Instruments & Components—0.6%
Alps Electric Co., Ltd. (b)	20,506	507,755
Amphenol Corp. - Class A	18,470	1,590,821
Corning, Inc.	52,640	1,467,603

BHFTI-5

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
FLIR Systems, Inc.	8,305	$415,333
Hamamatsu Photonics KK	14,656	562,681
Hexagon AB - B Shares	26,665	1,597,533
Hirose Electric Co., Ltd.	3,460	479,777
Hitachi High-Technologies Corp.	7,136	341,486
Hitachi, Ltd.	497,496	3,629,451
Ingenico Group S.A.	6,098	496,161
IPG Photonics Corp. (a)	2,281	532,340
Keyence Corp.	10,014	6,268,114
Kyocera Corp.	33,035	1,872,570
Murata Manufacturing Co., Ltd.	19,709	2,720,653
Nippon Electric Glass Co., Ltd.	8,678	253,029
Omron Corp.	19,862	1,165,613
Shimadzu Corp.	25,858	716,476
TDK Corp.	13,367	1,191,619
TE Connectivity, Ltd.	23,500	2,347,650
Yaskawa Electric Corp. (b)	26,149	1,187,449
Yokogawa Electric Corp.	23,433	475,800

		29,819,914

Energy Equipment & Services—0.3%
Baker Hughes a GE Co.	25,925	719,937
Halliburton Co.	52,850	2,480,779
Helmerich & Payne, Inc.	6,505	432,973
John Wood Group plc	69,345	526,026
National Oilwell Varco, Inc.	23,005	846,814
Schlumberger, Ltd.	83,937	5,437,439
TechnipFMC plc	26,536	781,485
Tenaris S.A.	48,442	837,492

		12,062,945

Equity Real Estate Investment Trusts—3.7%
Acadia Realty Trust (b)	9,005	221,523
Activia Properties, Inc.	69	309,570
Advance Residence Investment Corp.	138	351,099
Aedifica S.A.	1,977	182,023
AEON REIT Investment Corp.	161	169,919
Agree Realty Corp.	3,050	146,522
Alexander’s, Inc.	228	86,920
Alexandria Real Estate Equities, Inc.	17,062	2,130,873
Allied Properties Real Estate Investment Trust	10,170	320,173
Alstria Office REIT-AG	16,050	251,653
American Assets Trust, Inc.	4,350	145,334
American Campus Communities, Inc.	14,877	574,550
American Homes 4 Rent - Class A	26,403	530,172
American Tower Corp.	25,945	3,770,846
Apartment Investment & Management Co. - Class A	26,565	1,082,524
Apple Hospitality REIT, Inc.	22,900	402,353
Artis Real Estate Investment Trust	16,500	174,048
Ascendas Real Estate Investment Trust	515,150	1,036,728
Ashford Hospitality Trust, Inc.	8,350	53,941
Assura plc	256,700	213,566
AvalonBay Communities, Inc.	23,384	3,845,733
Axiare Patrimonio SOCIMI S.A.	1,130	22,979
Befimmo S.A.	2,100	135,681
Beni Stabili S.p.A. SIIQ	111,657	93,022

Equity Real Estate Investment Trusts—(Continued)
Big Yellow Group plc	15,900	190,455
Boardwalk Real Estate Investment Trust	4,150	142,601
Boston Properties, Inc.	26,175	3,225,283
Brandywine Realty Trust	18,826	298,957
British Land Co. plc (The)	207,989	1,876,048
Brixmor Property Group, Inc.	33,364	508,801
BWP Trust	53,348	123,919
Camden Property Trust	9,950	837,591
Canadian Apartment Properties REIT	15,000	432,530
Canadian Real Estate Investment Trust	8,000	311,779
Capital & Regional plc	59,200	44,851
CapitaLand Commercial Trust, Ltd.	516,100	724,006
CapitaLand Mall Trust	505,200	803,949
CareTrust REIT, Inc.	8,150	109,210
CBL & Associates Properties, Inc. (b)	18,300	76,311
CDL Hospitality Trusts	84,950	109,956
Champion REIT	213,250	152,441
Charter Hall Retail REIT	36,950	109,480
Chatham Lodging Trust	4,850	92,878
Chesapeake Lodging Trust	6,407	178,179
Cofinimmo S.A.	2,245	291,196
Columbia Property Trust, Inc.	13,050	267,003
Cominar Real Estate Investment Trust	18,331	183,402
Corporate Office Properties Trust	10,850	280,255
Cousins Properties, Inc.	45,380	393,898
Crombie Real Estate Investment Trust	9,700	94,640
Cromwell Property Group	161,200	132,401
Crown Castle International Corp.	24,610	2,697,502
CubeSmart	19,671	554,722
Custodian REIT plc	38,900	61,689
Daiwa House REIT Investment Co.	337	815,867
Daiwa Office Investment Corp.	31	180,087
DCT Industrial Trust, Inc.	10,202	574,781
DDR Corp.	33,750	247,388
Derwent London plc	11,000	479,045
Dexus	216,516	1,556,906
DiamondRock Hospitality Co.	21,700	226,548
Digital Realty Trust, Inc.	34,775	3,664,589
Douglas Emmett, Inc.	17,366	638,374
Dream Global Real Estate Investment Trust	17,900	191,039
Dream Office Real Estate Investment Trust	8,100	146,804
Duke Realty Corp.	60,357	1,598,253
Easterly Government Properties, Inc. (b)	4,575	93,330
EastGroup Properties, Inc.	3,683	304,437
Education Realty Trust, Inc.	8,266	270,712
Empire State Realty Trust, Inc. - Class A (b)	14,029	235,547
Empiric Student Property plc	64,250	74,303
EPR Properties	6,847	379,324
Equinix, Inc.	4,817	2,014,180
Equity Lifestyle Properties, Inc.	9,069	795,986
Equity Residential	61,180	3,769,912
Essex Property Trust, Inc.	11,200	2,695,616
Eurocommercial Properties NV	5,250	217,154
Extra Space Storage, Inc.	20,853	1,821,718
Federal Realty Investment Trust	12,384	1,437,906
First Industrial Realty Trust, Inc.	12,900	377,067
Fonciere Des Regions	7,765	857,337

BHFTI-6

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Forest City Realty Trust, Inc. - Class A	26,500	$536,890
Fortune Real Estate Investment Trust	144,500	175,558
Four Corners Property Trust, Inc.	6,700	154,703
Franklin Street Properties Corp.	11,350	95,454
Frontier Real Estate Investment Corp.	49	200,757
Fukuoka REIT Corp.	69	108,320
Gaming and Leisure Properties, Inc.	21,946	734,533
GCP Student Living plc	42,200	82,328
Gecina S.A.	9,962	1,731,494
Getty Realty Corp.	3,315	83,604
GGP, Inc.	105,161	2,151,594
Global Net Lease, Inc. (b)	7,350	124,068
GLP J-Reit	328	363,516
Goodman Group	377,953	2,456,386
Government Properties Income Trust	10,585	144,591
GPT Group (The)	382,304	1,397,689
Gramercy Property Trust	17,356	377,146
Granite Real Estate Investment Trust	5,150	203,106
Great Portland Estates plc	30,812	287,855
Green REIT plc	75,000	139,793
H&R Real Estate Investment Trust	31,894	520,612
Hamborner REIT AG	8,300	96,368
Hammerson plc	168,254	1,268,450
Hansteen Holdings plc	44,082	79,029
HCP, Inc.	79,775	1,853,173
Healthcare Realty Trust, Inc.	13,310	368,820
Healthcare Trust of America, Inc. - Class A (b)	22,125	585,206
Hersha Hospitality Trust	4,212	75,395
Hibernia REIT plc	75,950	134,931
Highwoods Properties, Inc.	11,100	486,402
Hispania Activos Inmobiliarios SOCIMI S.A.	9,700	206,369
Hospitality Properties Trust	17,700	448,518
Host Hotels & Resorts, Inc.	124,585	2,322,264
Hudson Pacific Properties, Inc.	17,063	555,059
Hulic Reit, Inc.	107	163,034
Icade	7,361	715,380
Immobiliare Grande Distribuzione SIIQ S.p.A.	3,949	36,984
Industrial & Infrastructure Fund Investment Corp.	159	178,838
Inmobiliaria Colonial Socimi S.A.	31,300	362,184
Intervest Offices & Warehouses NV	1,700	48,219
Intu Properties plc	97,088	283,141
Investa Office Fund	59,912	199,180
Investors Real Estate Trust	13,058	67,771
Invincible Investment Corp.	416	192,514
Invitation Homes, Inc.	32,021	731,039
Irish Residential Properties REIT plc	38,400	65,853
Iron Mountain, Inc.	17,049	560,230
Japan Excellent, Inc.	131	169,694
Japan Hotel REIT Investment Corp.	440	313,759
Japan Logistics Fund, Inc.	96	194,392
Japan Prime Realty Investment Corp.	180	653,798
Japan Real Estate Investment Corp.	264	1,374,074
Japan Rental Housing Investments, Inc.	164	126,828
Japan Retail Fund Investment Corp.	568	1,104,184
JBG SMITH Properties	9,375	316,031
Kenedix Office Investment Corp.	39	237,867
Kenedix Retail REIT Corp.	55	120,216

Equity Real Estate Investment Trusts—(Continued)
Keppel REIT	213,550	197,890
Killam Apartment Real Estate Investment Trust	8,750	94,268
Kilroy Realty Corp.	10,534	747,493
Kimco Realty Corp.	70,888	1,020,787
Kite Realty Group Trust	8,962	136,491
Kiwi Property Group, Ltd.	155,513	150,926
Klepierre	44,691	1,803,281
Land Securities Group plc	154,192	2,030,115
Lar Espana Real Estate Socimi S.A.	9,800	117,612
LaSalle Hotel Properties (b)	12,350	358,273
Lexington Realty Trust	25,550	201,079
Liberty Property Trust	16,050	637,666
Life Storage, Inc.	5,031	420,189
Link REIT	465,150	3,989,296
LondonMetric Property plc	70,000	175,006
LTC Properties, Inc.	4,250	161,500
Macerich Co. (The)	21,477	1,203,142
Mack-Cali Realty Corp.	9,807	163,875
Mapletree Commercial Trust	208,294	250,086
Mapletree Industrial Trust	143,900	223,603
Mapletree Logistics Trust	224,210	211,144
Medical Properties Trust, Inc.	39,545	514,085
Mercialys S.A.	4,450	85,493
Merlin Properties Socimi S.A.	36,734	562,438
Mid-America Apartment Communities, Inc.	19,270	1,758,195
Mirvac Group	786,014	1,303,771
Monmouth Real Estate Investment Corp.	8,050	121,072
Mori Hills REIT Investment Corp.	158	200,053
Mori Trust Sogo REIT, Inc.	108	158,956
National Health Investors, Inc.	4,400	296,076
National Retail Properties, Inc.	16,733	656,938
National Storage Affiliates Trust	5,450	136,686
New Senior Investment Group, Inc.	8,900	72,802
NewRiver REIT plc (London Exchange)	32,650	132,061
Nippon Accommodations Fund, Inc.	49	216,225
Nippon Building Fund, Inc.	278	1,544,284
Nippon Prologis REIT, Inc.	385	835,724
Nomura Real Estate Master Fund, Inc.	826	1,151,294
Northview Apartment Real Estate Investment Trust	5,600	112,143
NorthWest Healthcare Properties Real Estate Investment Trust	9,600	83,977
NSI NV	1,899	79,920
Omega Healthcare Investors, Inc. (b)	21,220	573,789
Orix JREIT, Inc.	280	435,298
Paramount Group, Inc.	22,474	320,030
Park Hotels & Resorts, Inc.	19,495	526,755
Pebblebrook Hotel Trust (b)	7,450	255,908
Pennsylvania Real Estate Investment Trust (b)	7,400	71,410
Physicians Realty Trust	19,519	303,911
Piedmont Office Realty Trust, Inc. - Class A	15,500	272,645
Premier Investment Corp.	138	145,583
Primary Health Properties plc (a) (e)	3,810	118
Primary Health Properties plc	64,776	100,158
ProLogis, Inc.	89,870	5,660,911
PS Business Parks, Inc.	2,150	243,036
Public Storage (b)	25,296	5,069,065
Pure Industrial Real Estate Trust	33,550	209,370

BHFTI-7

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
QTS Realty Trust, Inc. - Class A	5,350	$193,777
Quality Care Properties, Inc. (a)	10,240	198,963
Ramco-Gershenson Properties Trust	8,528	105,406
RDI REIT plc	137,850	62,033
Realty Income Corp. (b)	47,913	2,478,539
Regency Centers Corp.	25,228	1,487,947
Regional REIT, Ltd. (144A)	34,850	48,499
Retail Estates NV	600	53,530
Retail Opportunity Investments Corp.	11,735	207,357
Retail Properties of America, Inc. - Class A	23,950	279,257
Rexford Industrial Realty, Inc.	8,400	241,836
RioCan Real Estate Investment Trust	35,588	653,006
RLJ Lodging Trust (b)	18,395	357,599
Ryman Hospitality Properties, Inc.	4,836	374,548
Sabra Health Care REIT, Inc.	19,255	339,851
Safestore Holdings plc	22,300	153,791
Saul Centers, Inc.	1,257	64,069
SBA Communications Corp. (a)	7,072	1,208,746
Scentre Group	1,108,462	3,274,449
Segro plc	211,593	1,786,699
Sekisui House Reit, Inc.	96	128,990
Sekisui House SI Residential Investment Corp.	116	127,751
Select Income REIT	6,855	133,535
Senior Housing Properties Trust	25,700	402,462
Seritage Growth Properties - Class A (b)	2,750	97,763
Shaftesbury plc	25,100	346,209
Shopping Centres Australasia Property Group	81,500	146,063
Simon Property Group, Inc.	52,875	8,161,256
SL Green Realty Corp.	15,440	1,495,055
Smart Real Estate Investment Trust	12,850	290,343
Spirit Realty Capital, Inc.	49,762	386,153
STAG Industrial, Inc.	10,285	246,017
Stockland	513,188	1,591,585
STORE Capital Corp. (b)	18,612	461,950
Summit Hotel Properties, Inc.	11,250	153,113
Sun Communities, Inc.	8,296	758,006
Sunstone Hotel Investors, Inc.	24,506	372,981
Suntec Real Estate Investment Trust	533,200	772,898
Tanger Factory Outlet Centers, Inc. (b)	10,050	221,100
Target Healthcare REIT, Ltd.	32,650	47,197
Taubman Centers, Inc.	6,450	367,069
Terreno Realty Corp.	5,900	203,609
Tier REIT, Inc.	5,150	95,172
Tokyu REIT, Inc.	96	130,798
Tritax Big Box REIT plc	149,350	302,486
UDR, Inc.	45,140	1,607,887
Unibail-Rodamco SE (Paris Exchange)	21,155	4,842,527
UNITE Group plc (The)	26,050	289,497
United Urban Investment Corp.	636	994,221
Universal Health Realty Income Trust	1,400	84,140
Urban Edge Properties	11,200	239,120
Urstadt Biddle Properties, Inc. - Class A	3,200	61,760
Vastned Retail NV	2,007	95,754
Ventas, Inc.	60,290	2,986,164
VEREIT, Inc.	106,800	743,328
VICI Properties, Inc.	29,519	540,788
Vicinity Centres	699,064	1,299,352

Equity Real Estate Investment Trusts—(Continued)
Vornado Realty Trust	29,180	1,963,814
Warehouses De Pauw SCA	1,817	225,855
Washington Prime Group, Inc. (b)	20,250	135,068
Washington Real Estate Investment Trust	8,544	233,251
Weingarten Realty Investors	13,108	368,073
Welltower, Inc.	62,995	3,428,818
Wereldhave Belgium NV	250	29,288
Wereldhave NV	4,400	168,372
Westfield Corp.	412,932	2,712,500
Weyerhaeuser Co.	45,692	1,599,220
Workspace Group plc	13,200	183,893
WP Carey, Inc.	11,551	716,046
Xenia Hotels & Resorts, Inc.	11,650	229,738
Xior Student Housing NV	650	29,274

		181,308,199

Food & Staples Retailing—0.9%
Aeon Co., Ltd.	62,644	1,118,072
Carrefour S.A.	59,802	1,242,046
Casino Guichard Perrachon S.A. (b)	5,724	280,661
Colruyt S.A.	6,239	344,919
Costco Wholesale Corp.	26,495	4,992,453
CVS Health Corp.	61,315	3,814,406
FamilyMart UNY Holdings Co., Ltd.	8,504	712,274
ICA Gruppen AB	8,311	294,249
J Sainsbury plc	168,146	563,553
Jeronimo Martins SGPS S.A.	25,977	473,742
Koninklijke Ahold Delhaize NV	131,880	3,127,047
Kroger Co. (The)	53,860	1,289,408
Lawson, Inc.	5,173	353,565
METRO AG	18,573	328,890
Seven & i Holdings Co., Ltd.	77,554	3,327,447
Sundrug Co., Ltd.	7,600	355,911
Sysco Corp.	29,045	1,741,538
Tesco plc	842,626	2,434,790
Tsuruha Holdings, Inc.	3,799	547,153
Walgreens Boots Alliance, Inc.	52,595	3,443,395
Walmart, Inc. (f)	88,674	7,889,326
Wesfarmers, Ltd.	116,704	3,744,606
WM Morrison Supermarkets plc	230,178	689,714
Woolworths Group, Ltd.	133,231	2,700,203

		45,809,368

Food Products—1.2%
Ajinomoto Co., Inc.	56,036	1,018,161
Archer-Daniels-Midland Co.	33,855	1,468,291
Associated British Foods plc	36,746	1,284,640
Barry Callebaut AG	228	445,672
Calbee, Inc. (b)	8,277	281,027
Campbell Soup Co. (b)	11,590	501,963
Chocoladefabriken Lindt & Spruengli AG	11	800,066
Chocoladefabriken Lindt & Spruengli AG (Participation Certifcate)	108	669,767
Conagra Brands, Inc.	24,740	912,411
Danone S.A.	62,131	5,032,268
General Mills, Inc.	34,360	1,548,262

BHFTI-8

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food Products—(Continued)
Golden Agri-Resources, Ltd.	715,600	$191,767
Hershey Co. (The)	8,465	837,696
Hormel Foods Corp. (b)	16,310	559,759
J.M. Smucker Co. (The)	6,885	853,809
Kellogg Co.	15,055	978,726
Kerry Group plc - Class A	16,349	1,662,455
Kikkoman Corp.	15,129	613,884
Kraft Heinz Co. (The)	36,123	2,250,102
Marine Harvest ASA	42,975	863,492
McCormick & Co., Inc.	7,170	762,816
MEIJI Holdings Co., Ltd.	12,599	969,388
Mondelez International, Inc. - Class A	90,560	3,779,069
Nestle S.A.	320,327	25,359,132
NH Foods, Ltd.	9,349	385,508
Nisshin Seifun Group, Inc.	20,262	404,853
Nissin Foods Holdings Co., Ltd.	6,045	420,699
Orkla ASA	83,582	898,494
Toyo Suisan Kaisha, Ltd.	9,147	362,381
Tyson Foods, Inc. - Class A	17,950	1,313,760
WH Group, Ltd. (144A)	905,200	972,995
Wilmar International, Ltd.	164,039	399,593
Yakult Honsha Co., Ltd.	9,053	680,090
Yamazaki Baking Co., Ltd.	13,673	286,675

		59,769,671

Gas Utilities—0.1%
APA Group	120,957	734,488
Gas Natural SDG S.A.	36,126	862,894
Hong Kong & China Gas Co., Ltd.	863,048	1,779,380
Osaka Gas Co., Ltd.	38,705	769,382
Toho Gas Co., Ltd.	7,609	238,379
Tokyo Gas Co., Ltd.	40,076	1,070,315

		5,454,838

Health Care Equipment & Supplies—1.2%
Abbott Laboratories	105,470	6,319,762
Align Technology, Inc. (a)	4,399	1,104,721
Baxter International, Inc.	30,300	1,970,712
Becton Dickinson & Co.	16,057	3,479,552
BioMerieux	4,264	352,088
Boston Scientific Corp. (a)	83,180	2,272,478
Cochlear, Ltd.	5,919	830,518
Coloplast A/S - Class B	12,254	1,038,557
ConvaTec Group plc (144A)	139,041	389,047
Cooper Cos., Inc. (The)	2,976	680,939
CYBERDYNE, Inc. (a)	9,856	141,137
Danaher Corp.	37,060	3,628,545
DENTSPLY SIRONA, Inc.	13,907	699,661
Edwards Lifesciences Corp. (a)	12,760	1,780,275
Essilor International Cie Generale d’Optique S.A.	21,359	2,883,228
Fisher & Paykel Healthcare Corp., Ltd.	58,729	564,096
Getinge AB - B Shares	23,593	268,555
Hologic, Inc. (a)	16,663	622,530
Hoya Corp.	40,101	2,030,858
IDEXX Laboratories, Inc. (a)	5,291	1,012,644
Intuitive Surgical, Inc. (a)	6,860	2,832,014

Health Care Equipment & Supplies—(Continued)
Koninklijke Philips NV	96,846	3,721,794
Medtronic plc	81,979	6,576,355
Olympus Corp.	30,043	1,151,574
ResMed, Inc.	8,583	845,168
Siemens Healthineers AG (a) (144A)	15,473	635,894
Smith & Nephew plc	89,963	1,681,761
Sonova Holding AG	5,399	858,168
Straumann Holding AG	1,063	670,231
Stryker Corp.	19,470	3,133,112
Sysmex Corp.	16,141	1,466,700
Terumo Corp.	33,295	1,726,036
Varian Medical Systems, Inc. (a)	5,525	677,641
William Demant Holding A/S (a)	12,020	447,539
Zimmer Biomet Holdings, Inc.	12,235	1,334,104

		59,827,994

Health Care Providers & Services—1.0%
Aetna, Inc.	19,744	3,336,736
Alfresa Holdings Corp.	19,357	435,606
AmerisourceBergen Corp.	9,685	834,944
Anthem, Inc.	15,580	3,422,926
Cardinal Health, Inc.	19,030	1,192,800
Centene Corp. (a)	10,409	1,112,410
Chartwell Retirement Residences	23,050	279,996
Cigna Corp.	14,925	2,503,519
DaVita, Inc. (a)	9,130	602,032
Envision Healthcare Corp. (a)	7,319	281,269
Express Scripts Holding Co. (a)	34,314	2,370,411
Fresenius Medical Care AG & Co. KGaA	22,184	2,265,126
Fresenius SE & Co. KGaA	42,830	3,271,478
HCA Healthcare, Inc.	17,169	1,665,393
Healthscope, Ltd.	176,411	263,291
Henry Schein, Inc. (a)	9,506	638,898
Humana, Inc.	8,700	2,338,821
Laboratory Corp. of America Holdings (a)	6,125	990,719
McKesson Corp.	12,655	1,782,710
Mediclinic International plc	37,790	319,120
Medipal Holdings Corp.	17,655	368,517
Quest Diagnostics, Inc.	8,205	822,962
Ramsay Health Care, Ltd.	14,635	704,621
Ryman Healthcare, Ltd.	41,007	314,793
Sonic Healthcare, Ltd.	41,076	724,139
Suzuken Co., Ltd.	7,426	312,132
UnitedHealth Group, Inc.	58,700	12,561,800
Universal Health Services, Inc. - Class B	5,300	627,573

		46,344,742

Health Care Technology—0.0%
Cerner Corp. (a)	19,060	1,105,480
M3, Inc.	21,751	996,368

		2,101,848

Hotels, Restaurants & Leisure—1.0%
Accor S.A.	19,321	1,043,708
Aristocrat Leisure, Ltd.	55,983	1,043,688

BHFTI-9

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Carnival Corp.	24,620	$1,614,580
Carnival plc	19,327	1,245,355
Chipotle Mexican Grill, Inc. (a) (b)	1,515	489,512
Compass Group plc	162,772	3,326,115
Crown Resorts, Ltd.	38,995	382,529
Darden Restaurants, Inc.	7,475	637,244
Domino’s Pizza Enterprises, Ltd.	6,429	206,783
Flight Centre Travel Group, Ltd.	5,780	254,323
Galaxy Entertainment Group, Ltd.	241,971	2,218,088
Genting Singapore plc	619,900	513,738
GVC Holdings plc	56,133	724,574
Hilton Worldwide Holdings, Inc.	12,208	961,502
InterContinental Hotels Group plc	18,617	1,116,342
Marriott International, Inc. - Class A	18,507	2,516,582
McDonald’s Corp.	48,340	7,559,409
McDonald’s Holdings Co. Japan, Ltd.	6,917	327,627
Melco Resorts & Entertainment, Ltd. (ADR)	25,298	733,136
Merlin Entertainments plc (144A)	72,897	354,764
MGM China Holdings, Ltd.	97,300	254,208
MGM Resorts International	30,804	1,078,756
Norwegian Cruise Line Holdings, Ltd. (a)	10,727	568,209
Oriental Land Co., Ltd.	22,508	2,304,769
Paddy Power Betfair plc	8,254	848,053
Pandox AB	8,236	147,842
Royal Caribbean Cruises, Ltd.	10,314	1,214,370
Sands China, Ltd.	248,635	1,350,088
Shangri-La Asia, Ltd.	126,900	257,520
SJM Holdings, Ltd.	199,356	174,697
Sodexo S.A.	9,315	939,809
Starbucks Corp.	86,160	4,987,802
Tabcorp Holdings, Ltd.	193,319	655,438
TUI AG	45,429	975,291
Whitbread plc	18,917	984,617
Wyndham Worldwide Corp.	6,065	694,018
Wynn Macau, Ltd.	158,878	582,643
Wynn Resorts, Ltd.	4,850	884,446
Yum! Brands, Inc.	20,340	1,731,544

		47,903,719

Household Durables—0.5%
Barratt Developments plc	103,866	773,676
Berkeley Group Holdings plc	13,336	709,790
Casio Computer Co., Ltd. (b)	19,916	296,665
D.R. Horton, Inc.	20,650	905,296
Electrolux AB - Series B	24,815	780,868
Garmin, Ltd.	6,670	393,063
Husqvarna AB - B Shares	42,715	412,065
Iida Group Holdings Co., Ltd.	15,250	284,454
Leggett & Platt, Inc. (b)	7,980	353,993
Lennar Corp. - Class A	13,495	795,395
Mohawk Industries, Inc. (a)	3,860	896,369
Newell Brands, Inc.	29,695	756,629
Nikon Corp.	34,988	631,544
Panasonic Corp.	227,238	3,245,949
Persimmon plc	31,833	1,131,741
PulteGroup, Inc.	16,380	483,046

Household Durables—(Continued)
Rinnai Corp.	3,454	328,919
SEB S.A.	2,323	444,048
Sekisui Chemical Co., Ltd.	41,300	722,666
Sekisui House, Ltd.	60,555	1,113,251
Sharp Corp. (a) (b)	15,474	464,271
Sony Corp.	130,141	6,337,773
Taylor Wimpey plc	335,577	870,505
Techtronic Industries Co., Ltd.	140,900	832,295
Whirlpool Corp.	4,330	662,966

		24,627,237

Household Products—0.6%
Church & Dwight Co., Inc.	15,102	760,537
Clorox Co. (The)	7,815	1,040,255
Colgate-Palmolive Co.	53,150	3,809,792
Essity AB - Class B (a)	62,360	1,724,369
Henkel AG & Co. KGaA	10,719	1,349,095
Kimberly-Clark Corp.	21,235	2,338,610
Lion Corp.	22,983	471,375
Procter & Gamble Co. (The) (f)	154,406	12,241,308
Reckitt Benckiser Group plc	68,788	5,829,021
Unicharm Corp.	41,624	1,207,162

		30,771,524

Independent Power and Renewable Electricity Producers—0.1%
AES Corp.	39,985	454,629
Electric Power Development Co., Ltd.	15,051	387,472
Meridian Energy, Ltd.	131,378	271,788
NRG Energy, Inc.	18,205	555,799
Uniper SE	20,717	631,411

		2,301,099

Industrial Conglomerates—0.9%
3M Co.	36,145	7,934,550
CK Hutchison Holdings, Ltd.	277,946	3,341,632
DCC plc	9,188	846,628
General Electric Co. (f)	525,472	7,083,362
Honeywell International, Inc.	46,160	6,670,582
Jardine Matheson Holdings, Ltd.	22,400	1,381,714
Jardine Strategic Holdings, Ltd.	22,800	877,201
Keihan Holdings Co., Ltd.	9,862	305,794
Keppel Corp., Ltd.	149,000	889,686
NWS Holdings, Ltd.	158,100	288,036
Roper Technologies, Inc.	6,190	1,737,471
Seibu Holdings, Inc.	22,889	400,236
Sembcorp Industries, Ltd.	99,600	238,510
Siemens AG	78,740	10,043,299
Smiths Group plc	40,829	868,253
Toshiba Corp. (a)	692,225	2,011,493

		44,918,447

Insurance—2.5%
Admiral Group plc	20,608	533,668
Aegon NV	181,061	1,222,714
Aflac, Inc.	47,570	2,081,663

BHFTI-10

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Ageas	19,439	$1,004,981
AIA Group, Ltd.	1,242,673	10,608,542
Allianz SE	46,269	10,456,535
Allstate Corp. (The)	21,665	2,053,842
American International Group, Inc.	54,471	2,964,312
Aon plc	15,080	2,116,176
Arthur J. Gallagher & Co.	10,942	752,044
Assicurazioni Generali S.p.A.	128,594	2,479,222
Assurant, Inc.	3,205	292,969
Aviva plc	414,953	2,891,701
AXA S.A.	199,618	5,314,218
Baloise Holding AG	5,023	768,752
Brighthouse Financial, Inc. (a) (g)	5,779	297,041
Chubb, Ltd.	28,167	3,852,401
Cincinnati Financial Corp.	9,010	669,083
CNP Assurances	17,625	445,016
Dai-ichi Life Holdings, Inc.	110,968	2,060,250
Direct Line Insurance Group plc	140,963	754,734
Everest Re Group, Ltd.	2,528	649,241
Gjensidige Forsikring ASA	20,548	377,021
Hannover Rueck SE	6,207	847,709
Hartford Financial Services Group, Inc. (The)	21,540	1,109,741
Insurance Australia Group, Ltd.	243,273	1,404,378
Japan Post Holdings Co., Ltd.	162,110	1,969,027
Legal & General Group plc	612,854	2,220,014
Lincoln National Corp.	13,240	967,314
Loews Corp.	16,640	827,507
Mapfre S.A.	109,662	364,738
Marsh & McLennan Cos., Inc.	30,850	2,547,901
Medibank Private, Ltd.	282,028	632,411
MetLife, Inc. (g)	63,675	2,922,046
MS&AD Insurance Group Holdings, Inc.	48,837	1,518,384
Muenchener Rueckversicherungs-Gesellschaft AG	15,991	3,719,012
NN Group NV	31,348	1,392,197
Old Mutual plc	506,600	1,703,509
Poste Italiane S.p.A. (144A)	53,195	486,895
Principal Financial Group, Inc.	16,175	985,219
Progressive Corp. (The)	35,205	2,145,041
Prudential Financial, Inc.	25,630	2,653,986
Prudential plc	266,157	6,653,215
QBE Insurance Group, Ltd.	140,899	1,046,610
RSA Insurance Group plc	104,860	927,642
Sampo Oyj - A Shares	46,013	2,566,338
SCOR SE	17,835	730,459
Sompo Holdings, Inc.	36,416	1,471,648
Sony Financial Holdings, Inc.	17,970	329,371
Suncorp Group, Ltd.	132,874	1,366,776
Swiss Life Holding AG (a)	3,352	1,194,220
Swiss Re AG (b)	32,372	3,296,232
T&D Holdings, Inc.	53,934	861,293
Tokio Marine Holdings, Inc.	69,757	3,177,172
Torchmark Corp.	6,455	543,317
Travelers Cos., Inc. (The)	16,580	2,302,299
Tryg A/S	11,704	272,988
UnipolSai Assicurazioni S.p.A.	101,535	241,808
Unum Group	13,595	647,258
Willis Towers Watson plc	7,967	1,212,498

Insurance—(Continued)
XL Group, Ltd.	15,465	854,596
Zurich Insurance Group AG (a)	15,577	5,111,354

		119,870,249

Internet & Direct Marketing Retail—1.1%
Amazon.com, Inc. (a)	24,250	35,097,995
Booking Holdings, Inc. (a)	2,995	6,230,768
Expedia Group, Inc.	7,385	815,378
Netflix, Inc. (a)	26,281	7,762,093
Rakuten, Inc.	95,577	789,769
Start Today Co., Ltd.	19,246	502,766
TripAdvisor, Inc. (a)	6,505	265,990
Zalando SE (a) (144A)	11,513	628,078

		52,092,837

Internet Software & Services—1.4%
Akamai Technologies, Inc. (a)	10,210	724,706
Alphabet, Inc. - Class A (a) (f)	18,140	18,813,720
Alphabet, Inc. - Class C (a) (f)	18,366	18,949,855
Auto Trader Group plc (144A)	98,767	486,171
DeNA Co., Ltd.	10,937	200,335
eBay, Inc. (a)	58,775	2,365,106
Facebook, Inc. - Class A (a)	144,546	23,097,005
Kakaku.com, Inc.	14,381	253,749
Mixi, Inc.	4,413	164,815
REA Group, Ltd.	5,478	335,044
United Internet AG	12,701	799,883
VeriSign, Inc. (a) (b)	5,135	608,806
Yahoo Japan Corp.	145,972	684,970

		67,484,165

IT Services—1.5%
Accenture plc - Class A (b)	37,395	5,740,132
Alliance Data Systems Corp.	2,950	627,937
Amadeus IT Group S.A. (b)	45,167	3,339,079
Atos SE	9,767	1,337,266
Automatic Data Processing, Inc.	26,795	3,040,697
Capgemini SE	16,540	2,062,860
Cognizant Technology Solutions Corp. - Class A	35,650	2,869,825
Computershare, Ltd.	47,650	637,659
CSRA, Inc.	9,855	406,322
DXC Technology Co.	17,228	1,731,931
Fidelity National Information Services, Inc.	20,185	1,943,815
Fiserv, Inc. (a)	25,320	1,805,569
Fujitsu, Ltd.	202,150	1,225,160
Gartner, Inc. (a)	5,459	642,088
Global Payments, Inc.	9,637	1,074,718
International Business Machines Corp. (f)	52,196	8,008,432
MasterCard, Inc. - Class A	56,300	9,861,508
Nomura Research Institute, Ltd.	13,663	644,976
NTT Data Corp.	65,005	681,969
Obic Co., Ltd.	6,662	562,023
Otsuka Corp.	10,762	549,442
Paychex, Inc.	19,315	1,189,611
PayPal Holdings, Inc. (a)	68,375	5,187,611

BHFTI-11

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Total System Services, Inc.	10,095	$870,795
Visa, Inc. - Class A	109,860	13,141,453
Western Union Co. (The)	27,820	534,979
Wirecard AG	12,083	1,428,310

		71,146,167

Leisure Products—0.1%
Bandai Namco Holdings, Inc.	20,632	664,792
Hasbro, Inc.	6,845	577,033
Mattel, Inc. (b)	20,745	272,797
Sankyo Co., Ltd.	4,604	160,665
Sega Sammy Holdings, Inc.	17,741	289,030
Shimano, Inc.	7,651	1,108,158
Yamaha Corp.	17,331	757,819

		3,830,294

Life Sciences Tools & Services—0.3%
Agilent Technologies, Inc.	19,435	1,300,201
Eurofins Scientific SE	1,142	603,681
Illumina, Inc. (a)	8,819	2,084,988
IQVIA Holdings, Inc. (a)	8,821	865,428
Lonza Group AG (a)	7,682	1,812,097
Mettler-Toledo International, Inc. (a)	1,589	913,723
PerkinElmer, Inc.	6,590	498,995
QIAGEN NV (a)	22,294	720,195
Thermo Fisher Scientific, Inc.	24,330	5,023,172
Waters Corp. (a)	4,790	951,534

		14,774,014

Machinery—1.4%
Alfa Laval AB	30,141	712,549
Alstom S.A.	15,956	719,806
Amada Holdings Co., Ltd.	35,100	427,571
Andritz AG (b)	7,549	422,119
Atlas Copco AB - A Shares	69,118	2,994,296
Atlas Copco AB - B Shares	40,249	1,566,633
Caterpillar, Inc.	36,085	5,318,207
CNH Industrial NV	105,043	1,299,586
Cummins, Inc.	9,495	1,539,045
Daifuku Co., Ltd.	10,179	606,016
Deere & Co.	19,415	3,015,538
Dover Corp.	9,400	923,268
FANUC Corp.	19,954	5,078,466
Flowserve Corp.	7,880	341,440
Fortive Corp.	18,530	1,436,446
GEA Group AG	18,810	800,210
Hino Motors, Ltd.	26,541	346,410
Hitachi Construction Machinery Co., Ltd.	11,135	433,963
Hoshizaki Corp.	5,626	502,145
IHI Corp.	16,018	500,672
Illinois Tool Works, Inc.	18,700	2,929,542
IMI plc	27,831	422,432
Ingersoll-Rand plc	15,065	1,288,208
JTEKT Corp.	22,950	338,124
Kawasaki Heavy Industries, Ltd.	15,568	501,407

Machinery—(Continued)
KION Group AG	7,309	682,081
Komatsu, Ltd.	95,040	3,192,430
Kone Oyj - Class B	34,857	1,741,123
Kubota Corp.	108,549	1,912,930
Kurita Water Industries, Ltd.	10,188	329,054
Makita Corp.	23,106	1,148,625
MAN SE	3,661	426,852
Metso Oyj (b)	11,575	365,450
Minebea Mitsumi, Inc.	39,468	851,157
Mitsubishi Heavy Industries, Ltd.	33,057	1,276,739
Nabtesco Corp.	11,620	456,369
NGK Insulators, Ltd.	26,892	466,638
NSK, Ltd.	39,561	534,531
PACCAR, Inc.	21,295	1,409,090
Parker-Hannifin Corp.	8,035	1,374,226
Pentair plc	9,973	679,461
Sandvik AB	116,150	2,131,456
Schindler Holding AG	2,089	437,427
Schindler Holding AG (Participation Certificate)	4,204	906,767
SKF AB - B Shares (b)	38,916	795,677
SMC Corp.	5,895	2,406,136
Snap-on, Inc. (b)	3,410	503,111
Stanley Black & Decker, Inc.	9,240	1,415,568
Sumitomo Heavy Industries, Ltd.	12,091	462,559
THK Co., Ltd.	12,430	517,948
Volvo AB - B Shares	160,337	2,927,305
Wartsila Oyj Abp	45,792	1,013,091
Weir Group plc (The)	22,990	644,356
Xylem, Inc.	10,840	833,813
Yangzijiang Shipbuilding Holdings, Ltd.	235,990	219,742

		66,525,811

Marine—0.1%
AP Moller - Maersk A/S - Class A	388	570,826
AP Moller - Maersk A/S - Class B	675	1,052,203
Kuehne & Nagel International AG	5,573	877,526
Mitsui OSK Lines, Ltd.	11,820	336,295
Nippon Yusen KK	16,663	327,922

		3,164,772

Media—1.1%
Altice NV - Class A (a)	54,620	451,760
Axel Springer SE	4,996	418,267
CBS Corp. - Class B	21,950	1,128,010
Charter Communications, Inc. - Class A (a)	11,757	3,659,014
Comcast Corp. - Class A	282,604	9,656,579
Dentsu, Inc.	22,311	989,660
Discovery Communications, Inc. - Class A (a)	9,250	198,227
Discovery Communications, Inc. - Class C (a)	18,865	368,245
DISH Network Corp. - Class A (a)	13,794	522,655
Eutelsat Communications S.A.	18,074	358,403
Hakuhodo DY Holdings, Inc.	23,901	328,211
Interpublic Group of Cos., Inc. (The)	23,525	541,781
ITV plc	371,413	752,310
JCDecaux S.A.	7,705	268,912
Lagardere SCA	12,132	346,728

BHFTI-12

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Media—(Continued)
News Corp. - Class A	23,121	$365,312
News Corp. - Class B	7,356	118,432
Omnicom Group, Inc. (b)	13,885	1,009,023
Pearson plc	84,330	887,217
ProSiebenSat.1 Media SE	24,038	833,731
Publicis Groupe S.A.	21,336	1,486,576
RTL Group S.A.	326	27,075
RTL Group S.A. (Brussels Exchange) (b)	3,657	302,530
Schibsted ASA - B Shares	10,088	256,381
SES S.A.	37,599	509,388
Singapore Press Holdings, Ltd.	162,500	313,558
Sky plc	105,986	1,929,733
Telenet Group Holding NV (a)	5,440	363,590
Time Warner, Inc.	47,155	4,459,920
Toho Co., Ltd.	11,648	389,073
Twenty-First Century Fox, Inc. - Class A	63,858	2,342,950
Twenty-First Century Fox, Inc. - Class B	26,525	964,714
Viacom, Inc. - Class B	21,370	663,752
Vivendi S.A.	106,416	2,754,317
Walt Disney Co. (The)	91,485	9,188,753
WPP plc	130,816	2,079,190

		51,233,977

Metals & Mining—1.0%
Alumina, Ltd.	250,953	458,058
Anglo American plc	137,344	3,208,648
Antofagasta plc	40,419	523,246
ArcelorMittal (a)	68,347	2,167,841
BHP Billiton plc	217,390	4,288,247
BHP Billiton, Ltd.	330,571	7,312,343
BlueScope Steel, Ltd.	57,651	677,943
Boliden AB	28,222	994,920
Fortescue Metals Group, Ltd.	159,611	534,235
Freeport-McMoRan, Inc. (a)	81,500	1,431,955
Fresnillo plc	22,800	406,173
Glencore plc (a)	1,259,372	6,266,388
Hitachi Metals, Ltd.	21,795	256,416
JFE Holdings, Inc.	53,870	1,088,140
Kobe Steel, Ltd. (a)	31,751	314,692
Maruichi Steel Tube, Ltd.	5,868	178,149
Mitsubishi Materials Corp.	11,544	343,782
Newcrest Mining, Ltd.	78,840	1,185,258
Newmont Mining Corp.	32,235	1,259,421
Nippon Steel & Sumitomo Metal Corp.	78,214	1,719,352
Norsk Hydro ASA	137,975	813,637
Nucor Corp.	19,240	1,175,372
Randgold Resources, Ltd.	9,702	803,630
Rio Tinto plc	127,075	6,451,831
Rio Tinto, Ltd.	43,661	2,454,006
South32, Ltd.	537,067	1,338,703
Sumitomo Metal Mining Co., Ltd.	25,496	1,050,475
ThyssenKrupp AG	44,853	1,169,770
Voestalpine AG	11,836	621,103

		50,493,734

Multi-Utilities—0.6%
AGL Energy, Ltd.	67,502	1,130,975
Ameren Corp.	14,660	830,196
CenterPoint Energy, Inc.	26,100	715,140
Centrica plc	575,608	1,149,397
CMS Energy Corp.	17,055	772,421
Consolidated Edison, Inc.	18,745	1,460,985
Dominion Energy, Inc.	38,990	2,629,096
DTE Energy Co.	10,830	1,130,652
E.ON SE	226,553	2,517,527
Engie S.A.	187,993	3,140,711
Innogy SE (144A)	14,360	679,288
National Grid plc	351,892	3,957,319
NiSource, Inc.	20,350	486,569
Public Service Enterprise Group, Inc.	30,570	1,535,837
RWE AG (a)	53,447	1,320,262
SCANA Corp.	8,640	324,432
Sempra Energy	15,220	1,692,768
Suez	37,993	550,984
Veolia Environnement S.A.	49,392	1,171,310
WEC Energy Group, Inc.	19,029	1,193,118

		28,388,987

Multiline Retail—0.2%
Dollar General Corp.	15,780	1,476,219
Dollar Tree, Inc. (a)	14,313	1,358,304
Don Quijote Holdings Co., Ltd.	12,228	700,166
Harvey Norman Holdings, Ltd.	55,765	159,623
Isetan Mitsukoshi Holdings, Ltd.	34,477	381,924
J Front Retailing Co., Ltd.	24,899	420,547
Kohl’s Corp.	10,125	663,289
Macy’s, Inc.	18,410	547,513
Marks & Spencer Group plc	166,565	632,174
Marui Group Co., Ltd. (b)	20,361	411,996
Next plc	15,169	1,013,811
Nordstrom, Inc. (b)	7,040	340,806
Ryohin Keikaku Co., Ltd.	2,466	821,263
Takashimaya Co., Ltd.	30,980	298,140
Target Corp.	32,890	2,283,553

		11,509,328

Oil, Gas & Consumable Fuels—3.0%
Anadarko Petroleum Corp.	33,135	2,001,685
Andeavor	8,625	867,330
Apache Corp. (b)	22,995	884,848
BP plc	2,033,089	13,689,796
Cabot Oil & Gas Corp.	27,990	671,200
Caltex Australia, Ltd.	26,927	653,866
Chevron Corp. (f)	115,100	13,126,004
Cimarex Energy Co.	5,715	534,352
Concho Resources, Inc. (a)	9,005	1,353,722
ConocoPhillips	72,420	4,293,782
Devon Energy Corp.	31,820	1,011,558
Enagas S.A.	23,423	641,087
Eni S.p.A.	261,840	4,615,695
EOG Resources, Inc.	34,990	3,683,397
EQT Corp.	14,810	703,623

BHFTI-13

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Exxon Mobil Corp. (f)	256,748	$19,155,968
Galp Energia SGPS S.A.	51,703	975,240
Hess Corp.	16,270	823,587
Idemitsu Kosan Co., Ltd.	13,945	534,240
Inpex Corp.	97,606	1,218,126
JXTG Holdings, Inc.	317,250	1,937,930
Kinder Morgan, Inc.	116,330	1,751,930
Koninklijke Vopak NV	7,230	355,208
Lundin Petroleum AB (a)	19,368	489,490
Marathon Oil Corp.	51,480	830,372
Marathon Petroleum Corp.	29,510	2,157,476
Neste Oyj (b)	13,192	920,087
Newfield Exploration Co. (a)	12,000	293,040
Noble Energy, Inc.	29,400	890,820
Occidental Petroleum Corp.	46,345	3,010,571
Oil Search, Ltd.	140,519	776,464
OMV AG	15,206	886,678
ONEOK, Inc.	24,867	1,415,430
Origin Energy, Ltd. (a)	180,318	1,218,452
Phillips 66	25,940	2,488,165
Pioneer Natural Resources Co.	10,265	1,763,322
Range Resources Corp.	13,605	197,817
Repsol S.A.	125,769	2,234,493
Royal Dutch Shell plc - A Shares	464,267	14,568,575
Royal Dutch Shell plc - B Shares	385,514	12,423,162
Santos, Ltd. (a)	192,214	755,388
Showa Shell Sekiyu KK	19,163	261,046
Snam S.p.A.	233,696	1,075,000
Statoil ASA	118,407	2,804,365
Total S.A.	244,522	13,897,075
Valero Energy Corp.	26,515	2,459,796
Williams Cos., Inc. (The)	50,065	1,244,616
Woodside Petroleum, Ltd.	96,346	2,176,714

		146,722,588

Paper & Forest Products—0.1%
Mondi plc	37,879	1,019,340
OJI Holdings Corp.	88,394	569,477
Stora Enso Oyj - R Shares (b)	56,525	1,040,449
UPM-Kymmene Oyj	54,882	2,036,600

		4,665,866

Personal Products—0.7%
Beiersdorf AG	10,397	1,177,347
Coty, Inc. - Class A	28,519	521,898
Estee Lauder Cos., Inc. (The) - Class A	13,520	2,024,214
Kao Corp.	50,949	3,841,317
Kose Corp.	3,119	654,807
L’Oreal S.A.	25,947	5,861,634
Pola Orbis Holdings, Inc.	9,414	394,294
Shiseido Co., Ltd.	39,195	2,532,231
Unilever NV	167,668	9,478,010
Unilever plc	129,972	7,222,119

		33,707,871

Pharmaceuticals—3.5%
Allergan plc	20,108	3,383,975
Astellas Pharma, Inc.	212,939	3,270,037
AstraZeneca plc	130,285	8,961,198
Bayer AG	85,116	9,624,329
Bristol-Myers Squibb Co.	99,135	6,270,289
Chugai Pharmaceutical Co., Ltd.	23,092	1,171,973
Daiichi Sankyo Co., Ltd.	58,505	1,961,217
Eisai Co., Ltd.	27,531	1,775,797
Eli Lilly & Co.	58,630	4,536,203
GlaxoSmithKline plc	506,247	9,835,349
H Lundbeck A/S (b)	7,171	400,840
Hisamitsu Pharmaceutical Co., Inc.	6,365	491,819
Ipsen S.A.	3,894	604,665
Johnson & Johnson (f)	162,820	20,865,383
Kyowa Hakko Kirin Co., Ltd.	26,796	579,626
Merck & Co., Inc. (f)	165,735	9,027,585
Merck KGaA	13,331	1,278,910
Mitsubishi Tanabe Pharma Corp.	23,232	470,031
Mylan NV (a)	32,485	1,337,407
Nektar Therapeutics (a)	9,814	1,042,836
Novartis AG	228,944	18,522,039
Novo Nordisk A/S - Class B	191,902	9,442,426
Ono Pharmaceutical Co., Ltd.	42,544	1,356,771
Orion Oyj - Class B	10,682	327,234
Otsuka Holdings Co., Ltd.	40,277	2,022,917
Perrigo Co. plc	7,853	654,469
Pfizer, Inc.	361,206	12,819,201
Recordati S.p.A.	10,837	401,568
Roche Holding AG (b)	72,313	16,585,701
Sanofi	116,952	9,397,703
Santen Pharmaceutical Co., Ltd.	37,440	629,339
Shionogi & Co., Ltd.	30,554	1,594,642
Sumitomo Dainippon Pharma Co., Ltd. (b)	16,428	275,198
Taisho Pharmaceutical Holdings Co., Ltd.	3,299	327,333
Takeda Pharmaceutical Co., Ltd.	73,257	3,573,498
Teva Pharmaceutical Industries, Ltd. (ADR) (b)	94,164	1,609,263
UCB S.A.	13,041	1,063,801
Vifor Pharma AG (b)	5,048	778,532
Zoetis, Inc.	29,440	2,458,534

		170,729,638

Professional Services—0.5%
Adecco Group AG	16,772	1,195,018
Bureau Veritas S.A.	27,401	712,566
Capita plc	68,394	138,414
Equifax, Inc.	7,215	849,999
Experian plc	95,815	2,069,792
IHS Markit, Ltd. (a)	21,960	1,059,350
Intertek Group plc	16,653	1,090,022
Nielsen Holdings plc (b)	20,233	643,207
Persol Holdings Co., Ltd.	18,271	530,898
Randstad Holding NV (b)	12,248	807,000
Recruit Holdings Co., Ltd.	113,465	2,847,705
RELX NV	99,414	2,062,444
RELX plc	109,824	2,259,691
Robert Half International, Inc.	7,520	435,333

BHFTI-14

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Professional Services—(Continued)
Seek, Ltd.	34,286	$493,348
SGS S.A.	551	1,354,622
Teleperformance SE	5,948	922,934
Verisk Analytics, Inc. (a)	9,401	977,704
Wolters Kluwer NV	31,139	1,658,362

		22,108,409

Real Estate Management & Development—1.3%
ADLER Real Estate AG (a)	3,269	55,211
ADO Properties S.A. (144A)	3,198	179,902
Aeon Mall Co., Ltd.	24,759	520,179
Allreal Holding AG	1,550	255,150
Aroundtown S.A.	62,150	481,848
Azrieli Group, Ltd.	7,689	369,286
BUWOG AG (a)	3,245	116,030
CA Immobilien Anlagen AG	7,582	253,512
Capital & Counties Properties plc	80,100	306,137
CapitaLand, Ltd.	538,300	1,473,161
Carmila S.A.	2,400	70,904
Castellum AB (b)	29,527	483,140
Catena AB	1,750	34,569
CBRE Group, Inc. - Class A (a)	18,215	860,112
City Developments, Ltd.	93,100	928,119
Citycon Oyj (b)	42,100	94,730
CK Asset Holdings, Ltd.	561,496	4,751,440
D Carnegie & Co. AB (a)	557	8,085
D Carnegie & Co. AB (a)	3,900	57,599
Daejan Holdings plc	500	42,049
Daito Trust Construction Co., Ltd.	7,136	1,212,626
Daiwa House Industry Co., Ltd.	58,275	2,243,014
Deutsche Euroshop AG	5,600	205,314
Deutsche Wohnen SE	75,507	3,524,359
DIC Asset AG	4,700	59,278
Dios Fastigheter AB	9,182	62,026
Entra ASA (144A)	11,968	163,276
Fabege AB	14,450	313,183
Fastighets AB Balder - B Shares (a)	10,650	267,601
First Capital Realty, Inc.	16,200	255,885
Grainger plc	44,900	182,272
Grand City Properties S.A.	11,900	284,468
Hang Lung Group, Ltd.	90,700	297,344
Hang Lung Properties, Ltd.	429,450	1,007,724
Helical plc	10,750	48,782
Hemfosa Fastigheter AB	16,424	199,410
Henderson Land Development Co., Ltd.	240,449	1,575,352
Hongkong Land Holdings, Ltd.	248,400	1,717,117
Hufvudstaden AB - A Shares	12,000	178,913
Hulic Co., Ltd.	69,326	756,923
Hysan Development Co., Ltd.	131,600	698,454
Kennedy-Wilson Holdings, Inc.	13,127	228,410
Kerry Properties, Ltd.	65,700	298,289
Klovern AB - B Shares	61,800	76,595
Kungsleden AB	20,670	138,136
LEG Immobilien AG	6,950	781,957
Lend Lease Group	56,759	759,132
Mitsubishi Estate Co., Ltd.	258,271	4,293,528

Real Estate Management & Development—(Continued)
Mitsui Fudosan Co., Ltd.	195,404	4,712,707
Mobimo Holding AG (a) (b)	700	185,342
New World Development Co., Ltd.	1,223,025	1,743,537
Nomura Real Estate Holdings, Inc.	25,767	602,342
NTT Urban Development Corp.	11,795	143,915
Phoenix Spree Deutschland, Ltd.	8,600	41,535
PSP Swiss Property AG	4,259	415,523
Sino Land Co., Ltd.	654,450	1,064,950
Sirius Real Estate, Ltd.	94,000	81,272
Sumitomo Realty & Development Co., Ltd.	84,158	3,149,158
Sun Hung Kai Properties, Ltd.	304,728	4,854,283
Swire Pacific, Ltd. - Class A	51,180	519,289
Swire Properties, Ltd.	234,600	824,952
Swiss Prime Site AG (a)	15,074	1,459,475
TAG Immobilien AG	16,050	332,983
Technopolis Oyj	15,450	69,855
TLG Immobilien AG	9,242	253,799
Tokyo Tatemono Co., Ltd.	43,527	657,437
Tokyu Fudosan Holdings Corp.	52,123	375,313
UOL Group, Ltd.	104,050	681,968
Vonovia SE	103,179	5,116,880
Wallenstam AB - B Shares	20,850	189,564
Wharf Holdings, Ltd. (The)	257,450	891,859
Wharf Real Estate Investment Co., Ltd. (a)	257,450	1,685,435
Wheelock & Co., Ltd.	83,400	611,639
Wihlborgs Fastigheter AB	7,300	169,226

		64,004,769

Road & Rail—0.6%
Aurizon Holdings, Ltd.	210,382	690,571
Central Japan Railway Co.	14,843	2,828,560
ComfortDelGro Corp., Ltd.	221,100	347,841
CSX Corp.	54,070	3,012,240
DSV A/S	19,598	1,545,488
East Japan Railway Co.	33,741	3,148,556
Hankyu Hanshin Holdings, Inc.	24,917	931,003
J.B. Hunt Transport Services, Inc.	5,196	608,711
Kansas City Southern	6,190	679,972
Keikyu Corp.	24,030	421,891
Keio Corp.	11,933	513,015
Keisei Electric Railway Co., Ltd.	14,303	440,481
Kintetsu Group Holdings Co., Ltd.	18,698	733,594
Kyushu Railway Co.	16,566	516,718
MTR Corp., Ltd.	154,400	834,535
Nagoya Railroad Co., Ltd.	18,858	481,512
Nippon Express Co., Ltd.	8,235	544,206
Norfolk Southern Corp.	17,340	2,354,425
Odakyu Electric Railway Co., Ltd.	30,280	616,858
Tobu Railway Co., Ltd.	20,005	610,018
Tokyu Corp.	54,485	856,414
Union Pacific Corp.	47,690	6,410,967
West Japan Railway Co.	16,986	1,200,507

		30,328,083

BHFTI-15

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—1.6%
Advanced Micro Devices, Inc. (a) (b)	49,678	$499,264
Analog Devices, Inc.	22,302	2,032,381
Applied Materials, Inc.	64,560	3,590,182
ASM Pacific Technology, Ltd.	27,200	384,954
ASML Holding NV	39,969	7,907,743
Broadcom, Ltd.	24,695	5,819,377
Disco Corp.	2,970	640,752
Infineon Technologies AG	116,907	3,131,941
Intel Corp. (f)	283,570	14,768,326
KLA-Tencor Corp.	9,470	1,032,325
Lam Research Corp.	9,847	2,000,516
Microchip Technology, Inc. (b)	14,130	1,290,917
Micron Technology, Inc. (a)	69,870	3,643,022
NVIDIA Corp.	36,770	8,515,564
NXP Semiconductors NV (a)	35,614	4,166,838
Qorvo, Inc. (a)	7,623	537,040
QUALCOMM, Inc.	89,305	4,948,390
Renesas Electronics Corp. (a)	51,166	516,091
Rohm Co., Ltd.	9,757	928,313
Skyworks Solutions, Inc.	11,071	1,109,978
STMicroelectronics NV	65,514	1,453,916
SUMCO Corp.	24,150	631,154
Texas Instruments, Inc.	59,730	6,205,350
Tokyo Electron, Ltd.	16,155	2,983,558
Xilinx, Inc.	15,180	1,096,603

		79,834,495

Software—2.1%
Activision Blizzard, Inc.	45,754	3,086,565
Adobe Systems, Inc. (a)	29,920	6,465,114
ANSYS, Inc. (a)	5,087	797,082
Autodesk, Inc. (a)	13,215	1,659,540
CA, Inc.	18,945	642,236
Cadence Design Systems, Inc. (a)	17,086	628,252
Check Point Software Technologies, Ltd. (a)	13,494	1,340,494
Citrix Systems, Inc. (a)	8,670	804,576
Dassault Systemes SE	13,362	1,817,646
Electronic Arts, Inc. (a)	18,680	2,264,763
Intuit, Inc.	14,695	2,547,378
Konami Holdings Corp.	9,601	487,279
LINE Corp. (a)	4,541	177,316
Micro Focus International plc	44,777	626,444
Microsoft Corp. (f)	467,455	42,664,618
Nexon Co., Ltd. (a)	40,906	693,927
Nice, Ltd.	6,259	587,244
Nintendo Co., Ltd.	11,666	5,202,069
Oracle Corp. (f)	184,610	8,445,908
Oracle Corp. Japan	3,946	327,302
Red Hat, Inc. (a)	10,735	1,604,990
Sage Group plc (The)	111,004	997,266
Salesforce.com, Inc. (a) (b)	41,560	4,833,428
SAP SE	101,158	10,585,783
Symantec Corp.	37,500	969,375
Synopsys, Inc. (a)	9,022	750,991
Take-Two Interactive Software, Inc. (a)	6,977	682,211

Software—(Continued)
Trend Micro, Inc.	12,335	731,582
UBISOFT Entertainment S.A. (a)	6,492	548,396

		102,969,775

Specialty Retail—0.9%
ABC-Mart, Inc.	3,400	223,557
Advance Auto Parts, Inc.	4,420	523,991
AutoZone, Inc. (a)	1,735	1,125,477
Best Buy Co., Inc.	15,345	1,073,997
CarMax, Inc. (a)	11,050	684,437
Dufry AG (a) (b)	3,623	475,051
Fast Retailing Co., Ltd.	5,471	2,194,702
Foot Locker, Inc.	7,444	339,000
Gap, Inc. (The)	13,140	409,968
Hennes & Mauritz AB - B Shares (b)	97,715	1,465,799
Hikari Tsushin, Inc.	2,241	362,235
Home Depot, Inc. (The)	70,770	12,614,045
Industria de Diseno Textil S.A.	112,276	3,518,968
Kingfisher plc	224,610	924,305
L Brands, Inc.	14,940	570,857
Lowe’s Cos., Inc.	50,420	4,424,355
Nitori Holdings Co., Ltd.	8,263	1,446,172
O’Reilly Automotive, Inc. (a)	5,165	1,277,718
Ross Stores, Inc.	23,280	1,815,374
Shimamura Co., Ltd.	2,292	284,894
Tiffany & Co.	6,120	597,679
TJX Cos., Inc. (The)	38,550	3,144,138
Tractor Supply Co.	7,535	474,856
Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,579	731,082
USS Co., Ltd.	22,496	460,926
Yamada Denki Co., Ltd. (b)	63,867	386,960

		41,550,543

Technology Hardware, Storage & Peripherals—1.4%
Apple, Inc. (f)	309,458	51,920,863
Brother Industries, Ltd.	24,399	567,764
Canon, Inc.	109,825	4,011,094
FUJIFILM Holdings Corp.	42,465	1,699,454
Hewlett Packard Enterprise Co.	96,610	1,694,539
HP, Inc.	101,210	2,218,523
Konica Minolta, Inc.	48,956	416,456
NEC Corp.	26,892	755,488
NetApp, Inc.	16,270	1,003,696
Ricoh Co., Ltd.	72,499	716,326
Seagate Technology plc	17,460	1,021,759
Seiko Epson Corp.	28,876	500,746
Western Digital Corp.	17,924	1,653,848
Xerox Corp.	12,915	371,694

		68,552,250

Textiles, Apparel & Luxury Goods—0.8%
adidas AG	19,381	4,693,712
Asics Corp.	16,260	302,173
Burberry Group plc	44,337	1,055,849
Cie Financiere Richemont S.A.	53,729	4,826,491

BHFTI-16

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Textiles, Apparel & Luxury Goods—(Continued)
Hanesbrands, Inc. (b)	22,022	$405,645
Hermes International	3,267	1,937,130
Hugo Boss AG	6,555	571,299
Kering	7,799	3,739,580
Li & Fung, Ltd.	607,600	300,011
Luxottica Group S.p.A.	17,489	1,088,378
LVMH Moet Hennessy Louis Vuitton SE	28,701	8,851,071
Michael Kors Holdings, Ltd. (a)	9,197	570,950
NIKE, Inc. - Class B	79,580	5,287,295
Pandora A/S (b)	11,025	1,195,083
PVH Corp.	4,708	712,932
Ralph Lauren Corp.	3,295	368,381
Swatch Group AG (The)	5,789	485,583
Swatch Group AG (The) - Bearer Shares	3,181	1,403,536
Tapestry, Inc.	17,150	902,262
Under Armour, Inc. - Class A (a) (b)	11,172	182,662
Under Armour, Inc. - Class C (a) (b)	11,156	160,089
VF Corp.	19,800	1,467,576
Yue Yuen Industrial Holdings, Ltd.	75,100	299,943

		40,807,631

Tobacco—0.8%
Altria Group, Inc.	115,625	7,205,750
British American Tobacco plc	236,065	13,703,846
Imperial Brands plc	98,678	3,362,787
Japan Tobacco, Inc.	113,220	3,239,809
Philip Morris International, Inc. (f)	94,105	9,354,037
Swedish Match AB	18,752	852,491

		37,718,720

Trading Companies & Distributors—0.5%
AerCap Holdings NV (a)	14,298	725,195
Ashtead Group plc	51,493	1,404,135
Brenntag AG	15,936	948,372
Bunzl plc	34,642	1,018,949
Fastenal Co.	17,350	947,136
Ferguson plc	26,104	1,963,528
ITOCHU Corp.	154,041	2,999,404
Marubeni Corp.	169,541	1,234,467
MISUMI Group, Inc.	29,006	806,521
Mitsubishi Corp.	155,480	4,182,390
Mitsui & Co., Ltd.	175,665	3,015,508
Rexel S.A.	31,094	526,638
Sumitomo Corp.	122,224	2,046,806
Toyota Tsusho Corp.	21,866	740,157
Travis Perkins plc	25,737	446,108
United Rentals, Inc. (a)	5,100	880,923
WW Grainger, Inc. (b)	3,120	880,682

		24,766,919

Transportation Infrastructure—0.2%
Abertis Infraestructuras S.A.	71,282	1,598,804
Aena SME S.A. (144A)	6,963	1,403,190
Aeroports de Paris	3,056	666,177

Transportation Infrastructure—(Continued)
Atlantia S.p.A.	46,847	$1,452,322
Auckland International Airport, Ltd.	97,671	433,502
Fraport AG Frankfurt Airport Services Worldwide	4,297	424,060
Getlink SE	47,965	684,783
Hutchison Port Holdings Trust - Class U	535,802	158,788
Japan Airport Terminal Co., Ltd.	4,825	187,962
Kamigumi Co., Ltd.	12,061	270,243
SATS, Ltd.	68,300	268,546
Sydney Airport	113,018	585,917
Transurban Group	228,278	2,010,409

		10,144,703

Water Utilities—0.1%
American Water Works Co., Inc.	10,776	885,033
Severn Trent plc	24,404	632,106
United Utilities Group plc	69,873	702,060

		2,219,199

Wireless Telecommunication Services—0.5%
1&1 Drillisch AG	5,459	367,717
KDDI Corp.	186,407	4,787,171
Millicom International Cellular S.A.	6,864	468,756
NTT DoCoMo, Inc.	140,480	3,576,554
SoftBank Group Corp.	84,967	6,329,082
StarHub, Ltd.	61,000	106,946
Tele2 AB - B Shares	37,303	447,909
Vodafone Group plc	2,744,470	7,514,893

		23,599,028

Total Common Stocks (Cost $2,114,291,922)		3,033,422,602

U.S. Treasury & Government Agencies—20.2%

Federal Agencies—0.4%
Federal Home Loan Mortgage Corp. 2.375%, 01/13/22	8,925,000	8,861,543
6.250%, 07/15/32	2,480,000	3,379,017
Federal National Mortgage Association 6.625%, 11/15/30	1,650,000	2,259,162
7.250%, 05/15/30	1,941,000	2,756,529

		17,256,251

U.S. Treasury—19.8%
U.S. Treasury Bonds 2.250%, 08/15/46 (b)	11,613,000	10,003,057
2.500%, 02/15/45	5,830,000	5,323,291
2.750%, 08/15/42	5,415,000	5,231,821
2.750%, 08/15/47 (b)	2,988,000	2,855,758
2.750%, 11/15/47	8,979,000	8,583,714
2.875%, 05/15/43	5,779,000	5,696,378
2.875%, 08/15/45	29,325,000	28,798,066
3.000%, 05/15/45	1,395,000	1,403,773

BHFTI-17

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds 3.000%, 02/15/47	3,410,000	$3,428,116
3.000%, 05/15/47	3,783,000	3,801,472
3.125%, 11/15/41	7,070,000	7,304,194
3.125%, 02/15/42 (b)	5,645,000	5,832,432
3.125%, 02/15/43	8,925,000	9,200,071
3.625%, 08/15/43	25,457,000	28,498,913
3.750%, 08/15/41	8,025,000	9,144,738
4.375%, 05/15/40	4,020,000	4,983,387
4.375%, 05/15/41	7,495,000	9,328,054
4.750%, 02/15/41	1,780,000	2,324,221
6.000%, 02/15/26	33,774,000	41,677,908
6.125%, 11/15/27	3,783,000	4,864,702
6.250%, 08/15/23	4,620,000	5,467,662
6.250%, 05/15/30	1,815,000	2,462,870
6.375%, 08/15/27 (b)	2,790,000	3,632,885
6.875%, 08/15/25	2,640,000	3,380,025
8.500%, 02/15/20	4,787,000	5,339,562
U.S. Treasury Notes 1.000%, 08/31/19	10,205,000	10,032,392
1.125%, 02/28/21	10,400,000	10,029,500
1.125%, 09/30/21	7,998,000	7,640,277
1.250%, 04/30/19	8,909,000	8,822,694
1.250%, 03/31/21	24,650,000	23,833,469
1.250%, 10/31/21	21,327,200	20,439,955
1.375%, 03/31/20	25,304,000	24,847,342
1.375%, 08/31/20	17,945,000	17,534,228
1.375%, 10/31/20	27,166,000	26,493,217
1.375%, 05/31/21	6,338,000	6,134,491
1.500%, 05/31/19	44,168,000	43,822,937
1.500%, 11/30/19 (b)	36,088,000	35,643,948
1.500%, 05/31/20	9,830,000	9,658,743
1.625%, 06/30/20	13,695,000	13,483,155
1.625%, 07/31/20	7,875,000	7,748,569
1.625%, 11/15/22 (h)	41,304,000	39,651,840
1.625%, 02/15/26	11,320,000	10,443,584
1.750%, 03/31/22	6,370,000	6,189,848
1.750%, 05/15/22 (b)	8,447,000	8,198,210
1.750%, 05/31/22	6,444,000	6,248,918
1.750%, 05/15/23 (h)	53,259,000	51,141,123
1.875%, 11/30/21	13,250,100	12,974,746
1.875%, 08/31/22	11,326,000	11,015,862
1.875%, 10/31/22	8,498,000	8,255,674
2.000%, 02/15/22	22,105,600	21,713,571
2.000%, 07/31/22	6,273,500	6,139,453
2.000%, 11/30/22	8,542,000	8,338,126
2.000%, 02/15/23	18,174,000	17,709,001
2.000%, 08/15/25	17,740,000	16,905,666
2.000%, 11/15/26	4,620,000	4,357,238
2.125%, 08/15/21	19,150,000	18,942,043
2.125%, 12/31/22	8,530,000	8,365,731
2.125%, 05/15/25 (b)	36,853,000	35,489,727
2.250%, 11/15/24	16,668,500	16,232,905
2.250%, 02/15/27	10,237,000	9,839,117
2.250%, 08/15/27	5,941,000	5,696,398
2.250%, 11/15/27 (b)	15,786,000	15,121,261

U.S. Treasury—(Continued)
U.S. Treasury Notes 2.375%, 05/15/27	6,780,500	6,578,409
2.625%, 08/15/20	7,910,000	7,959,746
2.625%, 11/15/20 (b)	28,794,000	28,973,963
2.750%, 02/15/19 (b)	2,812,000	2,827,268
2.750%, 11/15/23	18,483,000	18,615,125
3.500%, 05/15/20	9,995,000	10,235,895
3.625%, 02/15/20	29,095,000	29,808,737
3.625%, 02/15/21 (b)	39,022,000	40,357,284

		969,058,456

Total U.S. Treasury & Government Agencies (Cost $1,001,704,906)		986,314,707

Foreign Government—8.3%

Sovereign—8.3%
Australia Government Bonds 2.750%, 04/21/24 (AUD)	8,965,000	7,006,435
3.750%, 04/21/37 (AUD)	2,170,000	1,849,086
5.250%, 03/15/19 (AUD)	510,000	404,065
5.750%, 05/15/21 (AUD)	2,345,000	1,996,792
Austria Government Bonds 0.750%, 10/20/26 (144A) (EUR)	1,805,000	2,263,431
3.150%, 06/20/44 (144A) (EUR)	1,025,000	1,784,740
3.400%, 11/22/22 (144A) (EUR)	1,740,000	2,488,892
4.150%, 03/15/37 (144A) (EUR)	145,000	271,085
Belgium Government Bonds 2.600%, 06/22/24 (144A) (EUR)	905,000	1,278,806
3.750%, 09/28/20 (144A) (EUR)	3,495,000	4,751,157
4.250%, 09/28/21 (144A) (EUR)	900,000	1,284,443
4.250%, 03/28/41 (144A) (EUR)	1,455,000	2,816,568
5.000%, 03/28/35 (144A) (EUR)	355,000	699,252
5.500%, 03/28/28 (EUR)	1,573,000	2,847,163
Bundesrepublik Deutschland 0.500%, 02/15/26 (EUR)	6,525,000	8,184,393
1.500%, 05/15/24 (EUR)	1,965,000	2,633,330
2.000%, 01/04/22 (EUR)	1,505,000	2,015,410
2.000%, 08/15/23 (EUR)	1,170,000	1,600,081
2.500%, 01/04/21 (EUR)	2,715,000	3,620,238
2.500%, 07/04/44 (EUR)	1,372,000	2,228,140
3.250%, 07/04/42 (EUR)	360,000	652,199
4.250%, 07/04/39 (EUR)	1,955,000	3,921,292
5.500%, 01/04/31 (EUR)	1,505,000	2,951,775
Canadian Government Bonds 1.500%, 06/01/26 (CAD)	2,675,000	1,986,956
2.750%, 06/01/22 (CAD)	1,870,000	1,497,901
3.500%, 06/01/20 (CAD)	420,000	337,509
3.500%, 12/01/45 (CAD)	1,275,000	1,245,677
4.000%, 06/01/41 (CAD)	975,000	996,409
5.750%, 06/01/29 (CAD)	385,000	405,512
5.750%, 06/01/33 (CAD)	245,000	277,790
Denmark Government Bonds 1.500%, 11/15/23 (DKK)	5,745,000	1,026,569
4.000%, 11/15/19 (DKK)	3,690,000	654,706
4.500%, 11/15/39 (DKK)	4,060,000	1,123,124

BHFTI-18

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Finland Government Bonds 0.500%, 04/15/26 (144A) (EUR)	1,520,000	$1,882,033
3.500%, 04/15/21 (144A) (EUR)	1,500,000	2,061,342
France Government Bond OAT Zero Coupon, 05/25/21 (EUR)	7,055,000	8,768,117
Zero Coupon, 05/25/22 (EUR)	1,450,000	1,795,109
0.500%, 05/25/26 (EUR)	4,320,000	5,338,867
1.000%, 11/25/25 (EUR)	7,220,000	9,301,388
1.250%, 05/25/36 (144A) (EUR)	1,875,000	2,318,130
1.750%, 05/25/23 (EUR)	545,000	730,904
2.250%, 05/25/24 (EUR)	3,550,000	4,929,109
2.500%, 05/25/30 (EUR)	3,205,000	4,686,091
3.250%, 05/25/45 (EUR)	3,757,000	6,455,906
French Republic Government Bond OAT 1.000%, 11/25/18 (EUR)	16,524,571	20,539,030
Ireland Government Bonds 2.000%, 02/18/45 (EUR)	290,000	384,049
4.500%, 04/18/20 (EUR)	415,000	562,870
5.400%, 03/13/25 (EUR)	1,625,000	2,676,505
Italy Buoni Poliennali Del Tesoro 2.000%, 12/01/25 (EUR)	1,190,000	1,528,688
3.250%, 09/01/46 (144A) (EUR)	1,430,000	1,931,070
3.750%, 03/01/21 (EUR)	6,625,000	9,046,789
3.750%, 09/01/24 (EUR)	13,635,000	19,553,000
5.000%, 08/01/39 (EUR)	3,080,000	5,266,839
5.250%, 11/01/29 (EUR)	4,804,000	7,927,149
Japan Government Five Year Bonds 0.100%, 12/20/19 (JPY)	139,400,000	1,315,355
0.300%, 09/20/18 (JPY)	1,161,750,000	10,941,009
Japan Government Forty Year Bond 1.700%, 03/20/54 (JPY)	25,750,000	306,461
Japan Government Ten Year Bonds 0.100%, 09/20/26 (JPY)	1,781,550,000	16,907,187
0.500%, 12/20/24 (JPY)	555,750,000	5,426,299
0.800%, 09/20/22 (JPY)	1,675,100,000	16,386,714
0.800%, 12/20/22 (JPY)	317,250,000	3,109,023
Japan Government Thirty Year Bonds 0.500%, 09/20/46 (JPY)	814,050,000	7,219,075
1.800%, 09/20/43 (JPY)	498,100,000	5,936,755
1.900%, 09/20/42 (JPY)	325,250,000	3,929,777
2.300%, 03/20/40 (JPY)	387,100,000	4,919,395
Japan Government Twenty Year Bonds 0.500%, 09/20/36 (JPY)	1,109,800,000	10,517,468
1.400%, 12/20/22 (JPY)	396,500,000	3,991,196
1.500%, 03/20/33 (JPY)	230,600,000	2,557,698
1.700%, 12/20/31 (JPY)	561,250,000	6,339,717
1.700%, 09/20/32 (JPY)	182,400,000	2,068,583
1.700%, 09/20/33 (JPY)	418,500,000	4,768,906
2.100%, 06/20/29 (JPY)	555,050,000	6,381,940
2.100%, 12/20/29 (JPY)	239,500,000	2,769,696
2.500%, 12/21/20 (JPY)	808,300,000	8,139,518
Kingdom of Belgium Government Bond 1.600%, 06/22/47 (144A) (EUR)	440,000	549,238

Sovereign—(Continued)
Mexican Bonos 6.500%, 06/10/21 (MXN)	43,260,000	$2,330,472
7.750%, 11/13/42 (MXN)	3,375,000	188,426
10.000%, 11/20/36 (MXN)	17,380,000	1,187,060
Netherlands Government Bonds 2.250%, 07/15/22 (144A) (EUR)	2,130,000	2,898,952
3.750%, 01/15/42 (144A) (EUR)	1,130,000	2,178,169
5.500%, 01/15/28 (EUR)	2,640,000	4,791,339
Norway Government Bond 3.000%, 03/14/24 (144A) (NOK)	10,370,000	1,427,681
Poland Government Bonds 5.500%, 10/25/19 (PLN)	3,610,000	1,121,550
5.750%, 04/25/29 (PLN)	3,940,000	1,425,060
Republic of South Africa Government Bonds 6.500%, 02/28/41 (ZAR)	6,815,000	444,639
10.500%, 12/21/26 (ZAR)	29,175,000	2,848,806
Singapore Government Bonds 2.125%, 06/01/26 (SGD)	2,125,000	1,606,128
2.250%, 06/01/21 (SGD)	865,000	665,334
Spain Government Bonds 1.950%, 04/30/26 (144A) (EUR)	5,390,000	7,197,241
2.750%, 10/31/24 (144A) (EUR)	2,425,000	3,413,824
2.900%, 10/31/46 (144A) (EUR)	705,000	1,000,966
4.000%, 04/30/20 (144A) (EUR)	8,535,000	11,447,016
4.200%, 01/31/37 (144A) (EUR)	1,045,000	1,779,343
4.400%, 10/31/23 (144A) (EUR)	1,028,000	1,550,587
4.700%, 07/30/41 (144A) (EUR)	1,305,000	2,414,333
6.000%, 01/31/29 (EUR)	995,000	1,819,681
Sweden Government Bonds 1.000%, 11/12/26 (SEK)	7,400,000	923,370
1.500%, 11/13/23 (144A) (SEK)	3,330,000	429,992
5.000%, 12/01/20 (SEK)	8,685,000	1,192,776
Switzerland Government Bond 4.000%, 02/11/23 (CHF)	415,000	530,037
United Kingdom Gilt 2.000%, 09/07/25 (GBP)	4,080,000	6,057,062
2.250%, 09/07/23 (GBP)	1,170,000	1,742,047
2.750%, 09/07/24 (GBP)	2,745,000	4,234,358
3.250%, 01/22/44 (GBP)	3,265,000	6,023,391
3.750%, 09/07/20 (GBP)	4,235,000	6,360,777
4.250%, 09/07/39 (GBP)	259,000	529,731
4.250%, 12/07/46 (GBP)	5,085,000	11,211,245
4.500%, 12/07/42 (GBP)	113,000	247,048
8.000%, 06/07/21 (GBP)	1,170,000	2,007,977

Total Foreign Government (Cost $386,498,524)		406,491,339

Mutual Funds—4.1%

Investment Company Securities—4.1%
F&C Commercial Property Trust, Ltd. (b)	57,700	114,538
F&C UK Real Estate Investment, Ltd.	26,300	36,894
iShares Core MSCI Emerging Markets ETF (b)	585,990	34,221,816
iShares International Developed Real Estate ETF	14,832	440,955

BHFTI-19

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Mutual Funds—(Continued)

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—(Continued)
iShares Russell 2000 ETF (b)	167,498	$25,431,221
iShares U.S. Real Estate ETF (b)	5,773	435,688
MedicX Fund, Ltd.	46,733	51,522
Picton Property Income, Ltd. (The)	59,150	69,938
Schroder Real Estate Investment Trust, Ltd.	56,800	46,857
Standard Life Investment Property Income Trust, Ltd.	43,740	55,052
UK Commercial Property Trust, Ltd. (b)	71,550	89,879
Vanguard Mid-Cap ETF (b)	401,880	61,973,915
Vanguard Small-Cap ETF (b)	543,248	79,813,996

Total Mutual Funds (Cost $188,027,632)		202,782,271

Preferred Stocks—0.2%

Auto Components—0.0%
Schaeffler AG	16,952	261,762

Automobiles—0.1%
Bayerische Motoren Werke (BMW) AG	5,696	533,942
Porsche Automobil Holding SE	15,794	1,313,243
Volkswagen AG	19,102	3,799,459

		5,646,644

Chemicals—0.0%
FUCHS Petrolub SE	7,143	387,922

Household Products—0.1%
Henkel AG & Co. KGaA	18,338	2,411,478

Total Preferred Stocks (Cost $7,013,813)		8,707,806

Rights—0.0%

Equity Real Estate Investment Trusts—0.0%
Immobiliare Grande Distribuzione SIIQ S.p.A., Expires 04/13/18 (a) (Cost $0)	3,949	4,201

Short-Term Investments—4.6%

Repurchase Agreement—3.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/18 at 0.600%, due on 04/02/18 with a maturity value of $175,629,519; collateralized by U.S. Government Agency Obligations with rates ranging from 0.000% - 2.125%, maturity dates ranging from 04/20/18 - 05/31/24, and an aggregate market value of $179,132,584.	175,617,811	175,617,811

U.S. Treasury—1.0%
U.S. Treasury Bill 1.612%, 05/24/18 (i)	50,000,000	49,880,778

Total Short-Term Investments (Cost $225,498,856)		225,498,589

Securities Lending Reinvestments (j)—3.4%

Certificates of Deposit—1.8%
Banco Del Estado De Chile New York 1.985%, 1M LIBOR + 0.220%, 05/14/18 (k)	5,000,000	4,999,650
2.028%, 1M LIBOR + 0.220%, 07/17/18 (k)	1,000,000	999,617
China Construction Bank 1.950%, 04/20/18	4,000,000	3,999,584
Citigroup Global Markets, Ltd. 2.070%, 1M LIBOR + 0.330%, 09/12/18 (k)	2,500,000	2,499,563
Credit Agricole S.A. 2.032%, 1M LIBOR + 0.330%, 10/09/18 (k)	5,000,000	4,999,295
Credit Suisse AG New York 1.930%, 1M LIBOR + 0.190%, 05/11/18 (k)	5,300,000	5,299,406
1.976%, 1M LIBOR + 0.190%, 04/16/18 (k)	2,500,000	2,499,895
2.062%, 1M LIBOR + 0.190%, 04/25/18 (k)	5,000,000	4,999,865
Mitsubishi UFJ Trust and Banking Corp. 1.886%, 1M LIBOR + 0.200%, 06/07/18 (k)	2,500,000	2,499,455
1.976%, 1M LIBOR + 0.190%, 04/16/18 (k)	1,500,000	1,499,909
2.077%, 1M LIBOR + 0.200%, 05/30/18 (k)	5,000,000	4,999,170
Mizuho Bank, Ltd., New York 1.940%, 1M LIBOR + 0.200%, 04/11/18 (k)	7,500,000	7,500,165
Natixis New York 2.220%, 06/11/18	1,000,000	1,000,166
Norinchukin Bank New York 1.670%, 1M LIBOR + 0.300%, 09/04/18 (k)	2,000,000	1,998,788
1.846%, 1M LIBOR + 0.160%, 04/05/18 (k)	2,500,000	2,499,957
Standard Chartered plc 1.864%, 1M LIBOR + 0.200%, 05/01/18 (k)	7,000,000	6,998,488
Sumitomo Mitsui Banking Corp., London 2.038%, 1M LIBOR + 0.230%, 05/17/18 (k)	3,000,000	2,997,750
Sumitomo Mitsui Banking Corp., New York 1.920%, 1M LIBOR + 0.180%, 04/11/18 (k)	7,000,000	6,999,748
1.930%, 1M LIBOR + 0.190%, 04/12/18 (k)	5,000,000	4,999,785
2.010%, 1M LIBOR + 0.270%, 09/10/18 (k)	5,000,000	4,998,505
Wells Fargo Bank N.A. 1.893%, 3M LIBOR + 0.140%, 10/26/18 (k)	8,000,000	8,003,076
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.450%, 02/15/19 (k)	3,500,000	3,499,688

		90,791,525

Commercial Paper—0.9%
Canadian Imperial Bank of Commerce 2.208%, 1M LIBOR + 0.400%, 09/17/18 (k)	5,000,000	4,999,545
Industrial & Commercial Bank of China, Ltd. 1.960%, 04/20/18	3,987,151	3,995,696
ING Funding LLC 1.930%, 1M LIBOR + 0.190%, 08/10/18 (k)	1,000,000	999,644

BHFTI-20

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (j)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Ridgefield Funding Co. LLC 1.800%, 04/03/18	9,955,000	$9,999,500
2.018%, 1M LIBOR + 0.210%, 05/17/18 (k)	4,000,000	3,999,424
2.200%, 06/07/18	1,988,756	1,991,704
Sheffield Receivables Co. 1.892%, 1M LIBOR + 0.190%, 06/07/18 (k)	2,499,746	2,499,820
2.080%, 05/21/18	3,482,002	3,489,752
UBS AG 1.880%, 1M LIBOR + 0.210%, 05/02/18 (k)	10,000,000	9,998,560

		41,973,645

Repurchase Agreements—0.6%
Citigroup Global Markets, Inc. Repurchase Agreement dated 01/25/17 at 2.230%, due on 06/29/18 with a maturity value of $7,741,583; collateralized by various Common Stock with an aggregate market value of $8,250,001.	7,500,000	7,500,000
Deutsche Bank AG, London Repurchase Agreement dated 01/09/18 at 2.070%, due on 04/02/18 with a maturity value of $803,818; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $888,570.	800,000	800,000
Repurchase Agreement dated 09/12/17 at 2.210%, due on 07/02/18 with a maturity value of $8,652,889; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $9,441,052.	8,500,000	8,500,000
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $1,085,025; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $1,106,518.	1,084,819	1,084,819
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.230%, due on 06/29/18 with a maturity value of $3,113,544; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 8.875%, maturity dates ranging from 01/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $3,245,950.	3,000,000	3,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/16/18 at 1.880%, due on 04/05/18 with a maturity value of $3,003,133; collateralized by various Common Stock with an aggregate market value of $3,336,780.	3,000,000	3,000,000
Societe Generale Repurchase Agreement dated 03/16/18 at 1.820%, due on 04/02/18 with a maturity value of $1,000,859; collateralized by various Common Stock with an aggregate market value of $1,111,724.	1,000,000	1,000,000

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 03/28/18 at 1.820%, due on 04/02/18 with a maturity value of $3,000,758; collateralized by various Common Stock with an aggregate market value of $3,335,172.	3,000,000	3,000,000

		27,884,819

Time Deposit—0.1%
Australia New Zealand Bank 1.670%, 04/02/18	5,000,000	5,000,000

Total Securities Lending Reinvestments (Cost $165,662,241)		165,649,989

Total Investments—102.8% (Cost $4,088,697,894)		5,028,871,504
Other assets and liabilities (net)—(2.8)%		(137,379,262)

Net Assets—100.0%		$4,891,492,242

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $146,807,191 and the collateral received consisted of cash in the amount of $165,597,474. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2018, these securities represent less than 0.05% of net assets.
(e)	Illiquid security. As of March 31, 2018, these securities represent 0.0% of net assets.
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2018, the market value of securities pledged was $133,547,703.
(g)	Affiliated Issuer.
(h)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2018, the market value of securities pledged was $67,208,203.
(i)	The rate shown represents current yield to maturity.
(j)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.
(k)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2018, the market value of 144A securities was $73,121,231, which is 1.5% of net assets.

BHFTI-21

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	13,388	SSBT	06/07/18	USD	10,374	$(90)
CHF	10,790	SSBT	04/12/18	USD	11,373	(80)
JPY	1,065,515,839	CSI	06/19/18	USD	9,917,491	147,214
NOK	50,812,207	BNP	06/19/18	USD	6,542,774	(45,175)
NOK	271,501,888	BNP	06/19/18	USD	34,959,619	(241,382)
ZAR	221,488	SSBT	04/13/18	USD	18,476	208

Contracts to Deliver
AUD	14,198,346	BNP	06/07/18	USD	10,983,557	77,334
AUD	52,053,667	BNP	06/19/18	USD	40,838,970	851,995
AUD	23,184,560	BNP	06/19/18	USD	18,045,002	234,913
CAD	8,811,464	BBP	04/12/18	USD	7,099,275	258,577
CAD	7,318,052	BBP	06/19/18	USD	5,693,024	4,645
CHF	517,800	HSBC	04/12/18	USD	535,671	(6,305)
CHF	60,751,412	CSI	06/19/18	USD	64,541,687	586,795
CHF	8,001,387	CSI	06/19/18	USD	8,605,058	181,750
DKK	16,748,273	SSBT	05/25/18	USD	2,814,522	39,908
EUR	83,860,027	RBS	05/15/18	USD	103,895,697	408,480
EUR	83,860,027	CBNA	05/30/18	USD	104,061,572	463,532
EUR	1,059,852	HSBC	05/30/18	USD	1,316,948	7,640
EUR	27,862,000	CBNA	06/19/18	USD	34,730,569	255,759
EUR	53,170,505	CSI	06/19/18	USD	65,991,987	201,913
GBP	27,392,467	SCB	04/13/18	USD	38,999,805	553,639
GBP	31,335,479	BOA	06/19/18	USD	43,409,735	(692,656)
GBP	15,024,906	BBP	06/19/18	USD	20,941,475	(204,980)
GBP	24,770,000	MSIP	06/19/18	USD	34,564,536	(297,425)
JPY	6,485,363,247	HSBC	04/26/18	USD	59,600,175	(1,428,729)
JPY	6,678,460,626	MSIP	04/26/18	USD	62,370,188	(475,811)
JPY	8,356,773,900	CBNA	06/19/18	USD	79,469,302	532,450
JPY	1,065,515,839	CBNA	06/19/18	USD	10,132,594	67,889
MXN	61,989,865	JPMC	04/20/18	USD	3,293,602	(107,338)
NOK	10,841,751	JPMC	05/25/18	USD	1,413,395	28,177
NOK	50,812,207	CSI	06/19/18	USD	6,377,533	(120,066)
NZD	7,589,739	MSIP	06/19/18	USD	5,525,975	42,267
PLN	8,142,494	CBNA	05/16/18	USD	2,405,571	25,350
SEK	19,246,331	JPMC	05/25/18	USD	2,362,627	49,161
SEK	198,247,063	MSIP	06/19/18	USD	24,155,630	278,926
SGD	2,965,992	CBNA	05/17/18	USD	2,248,803	(15,528)
ZAR	31,370,561	MSIP	04/13/18	USD	2,578,946	(67,382)
ZAR	8,232,705	SSBT	04/13/18	USD	702,426	7,940

Net Unrealized Appreciation						$1,603,515

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Canada Government Bond 10 Year Futures	06/20/18	300	CAD	39,981,000	$600,200
Euro-Bund Futures	06/07/18	494	EUR	78,758,420	1,433,105
MSCI EAFE Index Mini Futures	06/15/18	85	USD	8,502,550	(58,929)
Russell 2000 Index Mini Futures	06/15/18	728	USD	55,735,680	(1,684,988)
S&P Midcap 400 Index E-Mini Futures	06/15/18	526	USD	99,051,060	(2,239,440)
TOPIX Index Futures	06/07/18	1,092	JPY	18,744,180,000	1,540,517
U.S. Treasury Note 10 Year Futures	06/20/18	3,618	USD	438,286,781	3,499,945
U.S. Treasury Ultra Long Bond Futures	06/20/18	516	USD	82,801,875	2,472,283
United Kingdom Long Gilt Bond Futures	06/27/18	107	GBP	13,141,740	234,724

BHFTI-22

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	06/15/18	(93)	AUD	(12,054,372)	$(160,767)
Euro Stoxx 50 Index Futures	06/15/18	(3,246)	EUR	(106,501,260)	2,847,947
FTSE 100 Index Futures	06/15/18	(183)	GBP	(12,798,105)	343,792
Japanese Government 10 Year Bond Futures	06/13/18	(131)	JPY	(19,750,870,000)	(80,670)
S&P 500 Index E-Mini Futures	06/15/18	(511)	USD	(67,528,650)	1,692,039
SPI 200 Index Futures	06/21/18	(536)	AUD	(76,862,400)	2,458,604

Net Unrealized Appreciation					$12,898,362

Swap Agreements

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation(1)
Receive	3M LIBOR	Maturity	2.125%	Maturity	06/15/18	CBNA	S&P 500 Total Return Index	USD	442,272,175	$16,953,104	$—	$16,953,104

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation(1)
Pay	3M LIBOR	Quarterly	2.895%	Semi-Annually	03/28/28	USD	1,202,900,000	$9,268,705	$—	$9,268,705

(1)	There is no upfront payment premium paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(CSI)—	Credit Suisse International
(HSBC)—	HSBC Bank plc
(JPMC)—	JPMorgan Chase Bank N.A.
(MSIP)—	Morgan Stanley & Co. International plc
(RBS)—	Royal Bank of Scotland plc
(SCB)—	Standard Chartered Bank
(SSBT)—	State Street Bank and Trust

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust

BHFTI-23

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$39,684,718	$20,162,852	$—	$59,847,570
Air Freight & Logistics	9,418,949	6,457,901	—	15,876,850
Airlines	7,185,681	3,104,954	—	10,290,635
Auto Components	2,356,827	21,625,573	—	23,982,400
Automobiles	5,868,749	53,594,816	—	59,463,565
Banks	89,909,462	184,002,753	0	273,912,215
Beverages	27,176,433	35,059,523	—	62,235,956
Biotechnology	36,291,214	12,422,620	—	48,713,834
Building Products	4,336,302	11,757,528	—	16,093,830
Capital Markets	42,967,954	39,043,765	—	82,011,719
Chemicals	28,518,945	58,573,342	—	87,092,287
Commercial Services & Supplies	4,128,109	7,623,267	—	11,751,376
Communications Equipment	14,981,911	5,326,433	—	20,308,344
Construction & Engineering	1,228,140	14,497,741	—	15,725,881
Construction Materials	1,697,880	9,611,429	—	11,309,309
Consumer Finance	10,160,994	722,487	—	10,883,481
Containers & Packaging	4,831,243	1,558,915	—	6,390,158
Distributors	1,499,024	269,576	—	1,768,600
Diversified Consumer Services	321,564	267,082	—	588,646
Diversified Financial Services	23,695,458	12,521,097	—	36,216,555
Diversified Telecommunication Services	26,054,644	34,405,416	—	60,460,060
Electric Utilities	24,150,669	25,991,602	—	50,142,271
Electrical Equipment	7,542,980	22,847,713	—	30,390,693
Electronic Equipment, Instruments & Components	6,353,747	23,466,167	—	29,819,914
Energy Equipment & Services	10,699,427	1,363,518	—	12,062,945
Equity Real Estate Investment Trusts	118,528,159	62,780,040	—	181,308,199
Food & Staples Retailing	23,170,526	22,638,842	—	45,809,368
Food Products	15,766,664	44,003,007	—	59,769,671
Gas Utilities	—	5,454,838	—	5,454,838
Health Care Equipment & Supplies	39,606,107	20,221,887	—	59,827,994
Health Care Providers & Services	37,365,919	8,978,823	—	46,344,742
Health Care Technology	1,105,480	996,368	—	2,101,848
Hotels, Restaurants & Leisure	25,671,110	22,232,609	—	47,903,719
Household Durables	5,246,757	19,380,480	—	24,627,237
Household Products	20,190,502	10,581,022	—	30,771,524
Independent Power and Renewable Electricity Producers	1,010,428	1,290,671	—	2,301,099
Industrial Conglomerates	23,425,965	21,492,482	—	44,918,447
Insurance	35,447,495	84,422,754	—	119,870,249
Internet & Direct Marketing Retail	50,172,224	1,920,613	—	52,092,837
Internet Software & Services	64,559,198	2,924,967	—	67,484,165

BHFTI-24

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
IT Services	$58,677,423	$12,468,744	$—	$71,146,167
Leisure Products	849,830	2,980,464	—	3,830,294
Life Sciences Tools & Services	11,638,041	3,135,973	—	14,774,014
Machinery	23,006,963	43,518,848	—	66,525,811
Marine	—	3,164,772	—	3,164,772
Media	35,187,367	16,046,610	—	51,233,977
Metals & Mining	3,866,748	46,626,986	—	50,493,734
Multi-Utilities	12,771,214	15,617,773	—	28,388,987
Multiline Retail	6,669,684	4,839,644	—	11,509,328
Oil, Gas & Consumable Fuels	67,614,411	79,108,177	—	146,722,588
Paper & Forest Products	—	4,665,866	—	4,665,866
Personal Products	2,546,112	31,161,759	—	33,707,871
Pharmaceuticals	64,005,145	106,724,493	—	170,729,638
Professional Services	3,965,593	18,142,816	—	22,108,409
Real Estate Management & Development	1,352,492	62,652,277	—	64,004,769
Road & Rail	13,066,315	17,261,768	—	30,328,083
Semiconductors & Semiconductor Equipment	61,256,073	18,578,422	—	79,834,495
Software	80,187,521	22,782,254	—	102,969,775
Specialty Retail	29,806,974	11,743,569	—	41,550,543
Technology Hardware, Storage & Peripherals	59,884,922	8,667,328	—	68,552,250
Textiles, Apparel & Luxury Goods	10,057,792	30,749,839	—	40,807,631
Tobacco	16,559,787	21,158,933	—	37,718,720
Trading Companies & Distributors	3,433,936	21,332,983	—	24,766,919
Transportation Infrastructure	—	10,144,703	—	10,144,703
Water Utilities	885,033	1,334,166	—	2,219,199
Wireless Telecommunication Services	—	23,599,028	—	23,599,028
Total Common Stocks	1,459,616,934	1,573,805,668	0	3,033,422,602
Total U.S. Treasury & Government Agencies*	—	986,314,707	—	986,314,707
Total Foreign Government*	—	406,491,339	—	406,491,339
Mutual Funds
Investment Company Securities	202,317,591	464,680	—	202,782,271
Total Preferred Stocks*	—	8,707,806	—	8,707,806
Total Rights*	4,201	—	—	4,201
Total Short-Term Investments*	—	225,498,589	—	225,498,589
Total Securities Lending Reinvestments*	—	165,649,989	—	165,649,989
Total Investments	$1,661,938,726	$3,366,932,778	$0	$5,028,871,504

Collateral for Securities Loaned (Liability)	$—	$(165,597,474)	$—	$(165,597,474)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$5,306,462	$—	$5,306,462
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(3,702,947)	—	(3,702,947)
Total Forward Contracts	$—	$1,603,515	$—	$1,603,515
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$17,123,156	$—	$—	$17,123,156
Futures Contracts (Unrealized Depreciation)	(4,224,794)	—	—	(4,224,794)
Total Futures Contracts	$12,898,362	$—	$—	$12,898,362
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$9,268,705	$—	$9,268,705
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$16,953,104	$—	$16,953,104

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Transfers from Level 1 to Level 2 in the amount of $2,2,59,964 were due to the application of a systematic fair valuation model factor.

BHFTI-25

Brighthouse Funds Trust I

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—59.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.9%
Boeing Co. (The)	1,211	$397,063
General Dynamics Corp.	1,189	262,650
Huntington Ingalls Industries, Inc.	1,463	377,103
Northrop Grumman Corp.	2,303	804,023
Spirit AeroSystems Holdings, Inc. - Class A	485	40,595

		1,881,434

Air Freight & Logistics—0.6%
Deutsche Post AG	14,113	617,152
FedEx Corp.	2,090	501,830

		1,118,982

Airlines—0.7%
Air France-KLM (a)	5,784	64,260
Air New Zealand, Ltd.	38,437	89,937
ANA Holdings, Inc.	9,200	355,908
Deutsche Lufthansa AG	2,756	88,037
Exchange Income Corp.	3,917	93,824
International Consolidated Airlines Group S.A.	41,977	362,550
JetBlue Airways Corp. (a)	5,863	119,136
SkyWest, Inc.	2,798	152,211
Southwest Airlines Co.	2,327	133,291

		1,459,154

Auto Components—1.0%
Bridgestone Corp.	300	13,171
Cie Automotive S.A.	6,789	242,988
Dana, Inc.	10,962	282,381
Exedy Corp.	600	18,978
Faurecia S.A.	1,216	98,528
FCC Co., Ltd.	5,700	160,837
Futaba Industrial Co., Ltd.	7,600	64,316
Grammer AG	2,016	126,529
Hella GmbH & Co. KGaA	1,372	90,259
Ichikoh Industries, Ltd.	7,000	75,931
Kongsberg Automotive ASA (a)	29,173	33,434
Lear Corp.	2,164	402,699
Sogefi S.p.A. (a)	18,254	65,948
Standard Motor Products, Inc.	513	24,404
Stoneridge, Inc. (a)	8,074	222,842
Toyoda Gosei Co., Ltd.	800	18,454
Xinyi Glass Holdings, Ltd.	76,000	115,969

		2,057,668

Automobiles—2.1%
Daimler AG	8,777	745,827
Fiat Chrysler Automobiles NV	20,234	415,202
Ford Motor Co.	37,948	420,464
General Motors Co.	16,335	593,614
Nissan Motor Co., Ltd.	48,200	498,858
Peugeot S.A.	1,006	24,227
Subaru Corp.	500	16,549
Suzuki Motor Corp.	8,500	461,423
Toyota Motor Corp.	16,000	1,042,791

		4,218,955

Banks—4.5%
Bank of America Corp.	41,131	1,233,519
Berkshire Hills Bancorp, Inc.	342	12,979
BNP Paribas S.A.	5,386	399,347
BOC Hong Kong Holdings, Ltd.	104,000	509,998
Brookline Bancorp, Inc.	8,265	133,893
Cathay General Bancorp	1,492	59,650
Citigroup, Inc.	11,580	781,650
Citizens Financial Group, Inc.	2,634	110,575
Danske Bank A/S	1,526	57,030
DBS Group Holdings, Ltd.	16,700	352,285
Erste Group Bank AG	8,025	403,598
First International Bank of Israel, Ltd.	3,952	83,486
Great Southern Bancorp, Inc.	242	12,088
Heartland Bank, Ltd.	13,369	17,032
HSBC Holdings plc	31,528	294,719
Intesa Sanpaolo S.p.A.	158,558	578,227
Israel Discount Bank, Ltd. - Class A (a)	11,350	32,642
JPMorgan Chase & Co.	2,276	250,292
Mitsubishi UFJ Financial Group, Inc.	48,800	323,893
Oversea-Chinese Banking Corp., Ltd.	38,900	383,173
Peoples Bancorp, Inc.	1,485	52,643
QCR Holdings, Inc.	913	40,948
Raiffeisen Bank International AG (a)	10,419	405,947
Regions Financial Corp.	25,738	478,212
Royal Bank of Canada	6,543	505,421
Royal Bank of Canada (U.S. Listed Shares)	5,504	425,404
Spar Nord Bank A/S	8,467	101,168
Sparebank 1 Nord Norge	2,534	20,095
Sparebanken Vest	5,893	38,697
Sumitomo Mitsui Financial Group, Inc.	9,800	415,564
Sydbank A/S	310	11,431
Toronto-Dominion Bank (The) (U.S. Listed Shares)	7,470	424,670

		8,950,276

Beverages—0.9%
Coca-Cola HBC AG (a)	11,305	418,280
Constellation Brands, Inc. - Class A	1,572	358,290
PepsiCo, Inc.	9,663	1,054,716

		1,831,286

Biotechnology—1.5%
AbbVie, Inc.	8,293	784,932
Amgen, Inc.	5,571	949,744
Biogen, Inc. (a)	1,202	329,132
Gilead Sciences, Inc.	9,545	719,598
PDL BioPharma, Inc. (a)	59,880	176,047

		2,959,453

Building Products—0.2%
Insteel Industries, Inc.	3,819	105,519
Owens Corning	3,634	292,174

		397,693

Capital Markets—1.3%
Bank of New York Mellon Corp. (The)	8,526	439,345

BHFTI-26

Brighthouse Funds Trust I

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Capital Markets—(Continued)
CME Group, Inc.	1,068	$172,738
Morgan Stanley	16,000	863,360
Natixis S.A.	55,560	456,049
S&P Global, Inc.	3,592	686,287

		2,617,779

Chemicals—1.9%
Arkema S.A.	2,112	275,790
Borregaard ASA	17,147	162,542
Clariant AG (a)	11,579	276,496
Covestro AG (144A)	4,422	435,264
Denka Co., Ltd.	2,800	95,124
Dongyue Group, Ltd.	203,000	198,569
DowDuPont, Inc.	9,959	634,488
Ercros S.A.	14,938	78,195
Hodogaya Chemical Co., Ltd.	4,100	182,666
Huntsman Corp.	8,685	254,036
Koppers Holdings, Inc. (a)	1,246	51,211
LyondellBasell Industries NV - Class A	5,325	562,746
Mitsubishi Chemical Holdings Corp.	19,400	188,403
Shin-Etsu Chemical Co., Ltd.	2,400	249,500
Trinseo S.A.	1,610	119,221

		3,764,251

Commercial Services & Supplies—0.7%
Brady Corp. - Class A	3,647	135,486
Derichebourg S.A.	6,199	54,631
Downer EDI, Ltd.	3,926	19,514
Elis S.A.	5,251	130,040
Ennis, Inc.	967	19,050
Johnson Service Group plc	25,374	48,236
KAR Auction Services, Inc.	5,528	299,618
Kimball International, Inc. - Class B	3,532	60,185
Quad/Graphics, Inc.	6,151	155,928
RPS Group plc	11,721	41,980
SmartGroup Corp., Ltd.	8,795	74,466
SP Plus Corp. (a)	4,294	152,866
Viad Corp.	2,339	122,680

		1,314,680

Communications Equipment—0.6%
Cisco Systems, Inc.	28,424	1,219,105

Construction & Engineering—0.5%
ACS Actividades de Construccion y Servicios S.A.	3,302	128,829
Eiffage S.A.	433	49,326
Galliford Try plc	3,240	37,990
Kyudenko Corp.	3,500	171,889
Nishimatsu Construction Co., Ltd.	7,600	189,688
Peab AB	19,681	177,262
PS Mitsubishi Construction Co., Ltd.	8,400	56,008
Toshiba Plant Systems & Services Corp.	2,600	56,930
Vinci S.A.	949	93,440

		961,362

Construction Materials—0.2%
Boral, Ltd.	27,389	157,569
CSR, Ltd.	35,168	140,758
Fletcher Building, Ltd.	15,713	68,640

		366,967

Consumer Finance—0.1%
Ally Financial, Inc.	4,540	123,261

Containers & Packaging—0.4%
Avery Dennison Corp.	1,161	123,356
Berry Global Group, Inc. (a)	3,090	169,363
Smurfit Kappa Group plc	573	23,272
Smurfit Kappa Group plc (London Traded Shares)	9,655	391,408

		707,399

Distributors—0.0%
Funko, Inc. - Class A (a) (b)	10,803	88,693

Diversified Financial Services—0.3%
Berkshire Hathaway, Inc. - Class B (a)	1,396	278,474
Plus500, Ltd.	14,853	238,527
Voya Financial, Inc.	3,000	151,500

		668,501

Diversified Telecommunication Services—1.6%
AT&T, Inc.	26,092	930,180
Koninklijke KPN NV	29,388	88,226
Nippon Telegraph & Telephone Corp.	12,300	571,392
Orange S.A.	29,834	506,663
Verizon Communications, Inc.	25,359	1,212,667

		3,309,128

Electric Utilities—1.8%
American Electric Power Co., Inc.	6,550	449,265
AusNet Services	22,901	29,658
CLP Holdings, Ltd.	36,000	368,005
Exelon Corp.	9,696	378,241
Iberdrola S.A.	75,198	553,098
NextEra Energy, Inc.	5,089	831,186
PG&E Corp.	5,351	235,069
PPL Corp.	16,203	458,383
Southern Co. (The)	5,551	247,908

		3,550,813

Electrical Equipment—0.1%
Fujikura, Ltd.	3,000	20,233
Philips Lighting NV (144A)	4,028	151,537
Tatsuta Electric Wire and Cable Co., Ltd.	9,100	55,302

		227,072

Electronic Equipment, Instruments & Components—1.3%
ALSO Holding AG (a)	713	94,114
Arrow Electronics, Inc. (a)	4,121	317,399
Citizen Watch Co., Ltd.	14,200	100,121

BHFTI-27

Brighthouse Funds Trust I

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
Control4 Corp. (a)	2,229	$47,879
Corning, Inc.	12,191	339,885
Flex, Ltd. (a)	1,071	17,489
Hitachi, Ltd.	75,000	547,158
Hosiden Corp.	8,300	104,097
Jabil, Inc.	737	21,174
Orbotech, Ltd. (a)	4,415	274,525
Sanmina Corp. (a)	569	14,879
Sumida Corp.	8,300	106,059
SYNNEX Corp.	1,780	210,752
Venture Corp., Ltd.	15,500	334,743

		2,530,274

Equity Real Estate Investment Trusts—0.4%
Equity Lifestyle Properties, Inc.	3,836	336,686
Fortune Real Estate Investment Trust	38,000	46,167
Gaming and Leisure Properties, Inc.	9,112	304,979
ICADE	1,434	139,364
Keppel DC REIT	24,100	26,574
MedEquities Realty Trust, Inc.	4,682	49,208

		902,978

Food & Staples Retailing—0.7%
CVS Health Corp.	8,560	532,518
George Weston, Ltd.	157	12,639
Ingles Markets, Inc. - Class A	5,045	170,773
Metcash, Ltd.	103,051	249,067
Qol Co., Ltd.	2,100	41,577
Rallye S.A. (b)	1,522	22,874
Shufersal, Ltd.	8,691	55,430
Sysco Corp.	4,060	243,438
Walmart, Inc.	1,619	144,042

		1,472,358

Food Products—1.1%
Bunge, Ltd.	3,399	251,322
Feed One Co., Ltd.	19,100	39,122
Fonterra Co-operative Group, Ltd.	14,264	61,014
Grieg Seafood ASA	26,217	243,086
Ingredion, Inc.	1,697	218,777
John B Sanfilippo & Son, Inc.	1,192	68,981
Leroy Seafood Group ASA	17,770	110,431
Morinaga Milk Industry Co., Ltd.	4,400	178,972
Pinnacle Foods, Inc.	4,576	247,562
Sanderson Farms, Inc.	1,921	228,637
Tyson Foods, Inc. - Class A	2,672	195,564
Warabeya Nichiyo Holdings Co., Ltd.	1,800	44,927
WH Group, Ltd. (144A)	321,000	345,041

		2,233,436

Gas Utilities—0.3%
Atmos Energy Corp.	3,600	303,264
UGI Corp.	5,811	258,125

		561,389

Health Care Equipment & Supplies—1.0%
Baxter International, Inc.	6,302	409,882
Intuitive Surgical, Inc. (a)	987	407,463
LeMaitre Vascular, Inc.	3,443	124,740
Masimo Corp. (a)	3,166	278,450
Medtronic plc	5,833	467,923
Teleflex, Inc.	1,013	258,295

		1,946,753

Health Care Providers & Services—2.3%
Aetna, Inc.	3,871	654,199
Anthem, Inc.	3,102	681,509
Centene Corp. (a)	4,067	434,640
Express Scripts Holding Co. (a)	8,197	566,249
HCA Healthcare, Inc.	4,027	390,619
Medical Facilities Corp.	2,160	23,522
Quest Diagnostics, Inc.	3,340	335,002
UnitedHealth Group, Inc.	5,939	1,270,946
WellCare Health Plans, Inc. (a)	1,649	319,296

		4,675,982

Hotels, Restaurants & Leisure—1.8%
Aramark	4,334	171,453
Aristocrat Leisure, Ltd.	18,738	349,331
Carnival plc	5,538	356,847
Genting Singapore plc	272,300	225,667
Great Canadian Gaming Corp. (a)	1,828	46,454
Marcus Corp. (The)	1,309	39,728
McDonald’s Corp.	5,862	916,699
Melia Hotels International S.A.	5,759	81,433
Restaurant Brands International, Inc.	5,892	335,373
Royal Caribbean Cruises, Ltd.	4,120	485,089
Star Entertainment Group, Ltd. (The)	15,430	63,282
Vail Resorts, Inc.	1,092	242,096
Yum! Brands, Inc.	3,759	320,004

		3,633,456

Household Durables—1.7%
Barratt Developments plc	38,663	287,993
Bassett Furniture Industries, Inc.	2,458	74,600
Bellway plc	4,904	210,080
D.R. Horton, Inc.	1,021	44,761
Garmin, Ltd.	3,308	194,941
Hooker Furniture Corp.	796	29,213
Hoosiers Holdings Co., Ltd. (b)	7,400	53,424
LEC, Inc.	3,700	136,609
Mohawk Industries, Inc. (a)	1,341	311,407
Persimmon plc	10,870	386,455
Sekisui Chemical Co., Ltd.	15,600	272,969
Sekisui House, Ltd.	18,200	334,591
SodaStream International, Ltd. (a)	1,033	94,860
Sony Corp.	14,800	720,749
Taylor Wimpey plc	116,417	301,992

		3,454,644

BHFTI-28

Brighthouse Funds Trust I

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Products—0.2%
Central Garden and Pet Co. (a)	2,953	$126,979
Procter & Gamble Co. (The)	2,734	216,752

		343,731

Independent Power and Renewable Electricity Producers—0.0%
ERG S.p.A.	4,103	98,155

Industrial Conglomerates—1.1%
3M Co.	4,328	950,082
CK Hutchison Holdings, Ltd.	41,500	498,938
Honeywell International, Inc.	5,412	782,088

		2,231,108

Insurance—3.5%
AIA Group, Ltd.	50,600	431,966
Allstate Corp. (The)	5,807	550,504
American Financial Group, Inc.	2,865	321,510
ASR Nederland NV	3,085	132,074
Axis Capital Holdings, Ltd.	3,572	205,640
Direct Line Insurance Group plc	20,014	107,158
Employers Holdings, Inc.	2,829	114,433
Everest Re Group, Ltd.	685	175,922
Hartford Financial Services Group, Inc. (The)	8,016	412,984
Heritage Insurance Holdings, Inc.	715	10,839
Marsh & McLennan Cos., Inc.	4,817	397,836
Muenchener Rueckversicherungs-Gesellschaft AG	1,686	392,111
Principal Financial Group, Inc.	5,861	356,994
Prudential Financial, Inc.	5,249	543,534
Reinsurance Group of America, Inc.	1,022	157,388
SCOR SE	7,893	323,269
Sompo Holdings, Inc.	6,200	250,555
Storebrand ASA	29,763	243,670
Swiss Life Holding AG (a)	964	343,445
Swiss Re AG	5,227	532,232
Travelers Cos., Inc. (The)	2,667	370,340
Zurich Insurance Group AG (a)	1,840	603,768

		6,978,172

Internet & Direct Marketing Retail—0.5%
Amazon.com, Inc. (a)	630	911,824

Internet Software & Services—1.0%
Alphabet, Inc. - Class A (a)	55	57,043
Alphabet, Inc. - Class C (a)	762	786,224
Facebook, Inc. - Class A (a)	7,319	1,169,503
Meet Group, Inc. (The) (a)	37,295	77,946

		2,090,716

IT Services—1.5%
Automatic Data Processing, Inc.	1,529	173,511
Bechtle AG	2,211	179,354
Booz Allen Hamilton Holding Corp.	8,130	314,794
Capgemini SE	3,470	432,777
Convergys Corp.	648	14,658
DXC Technology Co.	2,200	221,166

IT Services—(Continued)
Euronet Worldwide, Inc. (a)	1,656	130,691
Itochu Techno-Solutions Corp.	1,600	32,999
Leidos Holdings, Inc.	5,135	335,829
MasterCard, Inc.-Class A	1,412	247,326
Net 1 UEPS Technologies, Inc. (a)	8,400	79,464
Science Applications International Corp.	2,879	226,865
Sykes Enterprises, Inc. (a)	6,653	192,538
Total System Services, Inc.	1,872	161,479
Visa, Inc. - Class A	2,099	251,082

		2,994,533

Life Sciences Tools & Services—0.2%
PRA Health Sciences, Inc. (a)	3,589	297,743
Thermo Fisher Scientific, Inc.	678	139,980

		437,723

Machinery—1.1%
Bobst Group S.A.	879	97,300
CKD Corp.	10,300	223,637
Conzzeta AG	81	96,830
Cummins, Inc.	2,516	407,819
Douglas Dynamics, Inc.	1,028	44,564
Fincantieri S.p.A. (a)	98,603	144,698
Fukushima Industries Corp.	400	17,426
Illinois Tool Works, Inc.	287	44,961
Kadant, Inc.	486	45,927
Kyokuto Kaihatsu Kogyo Co., Ltd.	4,500	66,663
Lydall, Inc. (a)	1,804	87,043
PACCAR, Inc.	4,167	275,730
Park-Ohio Holdings Corp.	396	15,385
Prima Industrie S.p.A.	1,323	59,643
Stanley Black & Decker, Inc.	3,020	462,664
Valmet Oyj	4,409	88,478
Yangzijiang Shipbuilding Holdings, Ltd.	110,000	102,426

		2,281,194

Marine—0.1%
DFDS A/S	1,156	64,943
Wallenius Wilhelmsen Logistics (a)	19,772	139,673

		204,616

Media—0.9%
Comcast Corp. - Class A	25,271	863,510
Time Warner, Inc.	6,703	633,970
TV Tokyo Holdings Corp.	600	16,131
Walt Disney Co. (The)	3,402	341,697

		1,855,308

Metals & Mining—1.1%
Aichi Steel Corp.	700	28,786
AMG Advanced Metallurgical Group NV	4,826	215,862
APERAM S.A.	625	29,908
ArcelorMittal (a)	6,425	203,959
Boliden AB	5,907	208,242
Highland Gold Mining, Ltd.	19,455	41,858

BHFTI-29

Brighthouse Funds Trust I

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Metals & Mining—(Continued)
Lucara Diamond Corp.	14,594	$22,769
Mineral Resources, Ltd.	13,348	176,370
Norsk Hydro ASA	42,214	248,935
Rio Tinto plc	13,568	688,872
Teck Resources, Ltd.-Class B	12,607	324,756

		2,190,317

Mortgage Real Estate Investment Trusts—1.1%
AG Mortgage Investment Trust, Inc.	4,512	78,373
AGNC Investment Corp.	16,888	319,521
Annaly Capital Management, Inc.	35,781	373,196
Anworth Mortgage Asset Corp.	19,720	94,656
Apollo Commercial Real Estate Finance, Inc.	11,456	205,979
Ares Commercial Real Estate Corp.	5,893	72,778
Chimera Investment Corp.	12,279	213,777
Dynex Capital, Inc.	14,359	95,200
Granite Point Mortgage Trust, Inc.	843	13,943
Ladder Capital Corp.	1,137	17,146
Mortgage Investment Corp.	11,744	210,218
New Residential Investment Corp.	11,928	196,216
Two Harbors Investment Corp.	16,210	249,148

		2,140,151

Multi-Utilities—0.2%
CenterPoint Energy, Inc.	12,544	343,706

Multiline Retail—0.2%
Target Corp.	7,207	500,382

Oil, Gas & Consumable Fuels—2.1%
Andeavor	3,679	369,960
Avance Gas Holding, Ltd. (144A) (a)	5,918	17,491
Caltex Australia, Ltd.	9,205	223,524
China Aviation Oil Singapore Corp., Ltd.	36,600	44,039
Exxon Mobil Corp.	2,721	203,014
Galp Energia SGPS S.A.	22,066	416,217
GasLog Partners LP	3,377	78,684
Geopark, Ltd. (a)	8,382	103,937
Neste Oyj (b)	6,060	422,660
OMV AG	6,409	373,715
Repsol S.A.	26,375	468,595
Royal Dutch Shell plc - A Shares	16,783	535,249
Snam S.p.A.	81,939	376,919
Teekay Tankers, Ltd. - Class A	11,048	13,147
Valero Energy Corp.	6,594	611,725

		4,258,876

Paper & Forest Products—0.5%
Canfor Pulp Products, Inc.	988	12,722
Holmen AB - B Shares	4,705	255,515
Interfor Corp. (a)	4,147	75,611
Norbord, Inc.	5,099	184,868
UPM-Kymmene Oyj	13,648	506,460
Western Forest Products, Inc.	6,956	13,984

		1,049,160

Personal Products—0.1%
Best World International, Ltd.	90,000	127,228

Pharmaceuticals—1.2%
Allergan plc	1,317	221,638
Eli Lilly & Co.	4,743	366,966
Johnson & Johnson	13,188	1,690,042
Mallinckrodt plc (a)	2,214	32,059
Merck & Co., Inc.	1,321	71,955
Merck KGaA	197	18,899

		2,401,559

Professional Services—0.2%
Adecco Group AG	1,532	109,156
Barrett Business Services, Inc.	1,963	162,694
CBIZ, Inc. (a)	785	14,326
ICF International, Inc.	331	19,347
Navigant Consulting, Inc. (a)	1,328	25,551

		331,074

Real Estate Management & Development—0.2%
Allreal Holding AG (a)	74	12,181
Deutsche Wohnen SE	1,518	70,854
Entra ASA (144A)	10,851	148,037
Nexity S.A. (a)	2,989	191,750

		422,822

Road & Rail—0.4%
ArcBest Corp.	690	22,114
East Japan Railway Co.	5,200	485,240
National Express Group plc	4,771	25,924
Nobina AB (144A)	6,741	43,520
Sakai Moving Service Co., Ltd.	1,300	68,024
Senko Group Holdings Co., Ltd.	3,000	23,481
Union Pacific Corp.	1,164	156,477
West Japan Railway Co.	300	21,203

		845,983

Semiconductors & Semiconductor Equipment—3.9%
Alpha & Omega Semiconductor, Ltd. (a)	2,889	44,635
Applied Materials, Inc.	11,378	632,731
BE Semiconductor Industries NV	2,778	284,784
Cabot Microelectronics Corp.	1,894	202,866
Entegris, Inc.	5,168	179,846
Ichor Holdings, Ltd. (a)	8,846	214,162
Intel Corp.	28,358	1,476,885
KLA-Tencor Corp.	3,495	380,990
Lam Research Corp.	2,661	540,609
Maxim Integrated Products, Inc.	7,509	452,192
Micron Technology, Inc. (a)	13,941	726,884
Nanometrics, Inc. (a)	1,306	35,131
Nova Measuring Instruments, Ltd. (a)	3,091	83,859
NVIDIA Corp.	3,853	892,316
ON Semiconductor Corp. (a)	13,578	332,118
Photronics, Inc. (a)	1,775	14,644
Rohm Co., Ltd.	2,800	266,401

BHFTI-30

Brighthouse Funds Trust I

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Rudolph Technologies, Inc. (a)	8,766	$242,818
Texas Instruments, Inc.	5,690	591,134
Tokyo Electron, Ltd.	500	92,342
Towa Corp.	4,700	63,888
Ultra Clean Holdings, Inc. (a)	9,192	176,946

		7,928,181

Software—1.0%
Adobe Systems, Inc. (a)	2,827	610,858
Microsoft Corp.	12,152	1,109,113
Red Hat, Inc. (a)	1,969	294,385

		2,014,356

Specialty Retail—0.3%
American Eagle Outfitters, Inc.	5,370	107,024
Best Buy Co., Inc.	333	23,307
Big 5 Sporting Goods Corp.	11,638	84,375
Bilia AB - A Shares	5,245	46,617
Home Depot, Inc. (The)	1,944	346,499

		607,822

Technology Hardware, Storage & Peripherals—2.3%
Apple, Inc.	19,812	3,324,057
Brother Industries, Ltd.	7,200	167,544
FUJIFILM Holdings Corp.	10,200	408,205
HP, Inc.	27,703	607,250
Logitech International S.A.	1,172	43,048

		4,550,104

Textiles, Apparel & Luxury Goods—0.2%
Chargeurs S.A.	1,461	42,722
PVH Corp.	2,406	364,341

		407,063

Thrifts & Mortgage Finance—0.1%
Walker & Dunlop, Inc.	4,654	276,541

Tobacco—0.2%
British American Tobacco plc (ADR)	5,373	309,968

Trading Companies & Distributors—0.7%
Aircastle, Ltd.	8,827	175,304
ITOCHU Corp.	11,600	225,869
Marubeni Corp.	55,300	402,652
Rush Enterprises, Inc. - Class A (a)	675	28,681
Sumitomo Corp.	21,000	351,673
United Rentals, Inc. (a)	1,237	213,667

		1,397,846

Transportation Infrastructure—0.0%
Enav S.p.A. (144A)	9,501	50,724

Water Utilities—0.0%
SJW Group	1,117	$58,877

Wireless Telecommunication Services—0.6%
NTT DoCoMo, Inc.	11,400	290,239
SoftBank Group Corp.	4,600	342,648
Vodafone Group plc	182,910	500,843

		1,133,730

Total Common Stocks (Cost $101,471,687)		118,978,732

U.S. Treasury & Government Agencies—20.4%

U.S. Treasury—20.4%
U.S. Treasury Bonds 3.000%, 11/15/44	1,267,000	1,275,414
3.125%, 02/15/43 (d)	2,538,000	2,616,222
4.375%, 05/15/41 (e)	2,607,000	3,244,595
4.500%, 05/15/38 (e)	2,854,000	3,571,848
5.375%, 02/15/31	1,139,000	1,458,409
6.875%, 08/15/25	1,351,000	1,729,702
7.625%, 11/15/22	1,986,000	2,427,807
7.875%, 02/15/21	1,839,000	2,120,525
U.S. Treasury Notes 0.875%, 07/31/19	1,483,000	1,457,511
1.000%, 06/30/19	1,483,000	1,461,045
1.125%, 03/31/20	1,471,000	1,437,443
1.500%, 02/28/19	1,483,000	1,474,774
2.000%, 05/31/21	1,839,000	1,815,079
2.000%, 11/15/21	2,022,000	1,989,458
2.000%, 02/15/23 (d)	6,568,000	6,399,952
2.125%, 08/31/20	1,766,000	1,756,618
2.250%, 07/31/18 (e)	1,325,000	1,326,812
2.375%, 08/15/24	2,027,000	1,992,715
3.125%, 05/15/19	1,483,000	1,498,293

Total U.S. Treasury & Government Agencies (Cost $43,579,511)		41,054,222

Mutual Funds—5.3%

Investment Company Securities—5.3%
iPath Dow Jones-UBS Commodity Index Total Return ETN (a)	176,017	4,286,014
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	328,617	6,440,893

Total Mutual Funds (Cost $10,861,725)		10,726,907

Rights—0.0%

Construction & Engineering—0.0%
Galliford Try plc, Expires 04/13/18 (a) (Cost $0)	1,080	4,243

BHFTI-31

Brighthouse Funds Trust I

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Short-Term Investment—13.9%

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreement—4.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/18 at 0.600%, due on 04/02/18 with a maturity value of $7,990,732; collateralized by a U.S. Treasury Note at 1.875%, maturing 07/31/22, with a market value of $8,152,237.	7,990,200	$7,990,200

U.S. Treasury—9.9%
U.S. Treasury Bills 1.730%, 06/14/18 (e)	10,000,000	9,966,384
1.912%, 09/13/18 (e)	5,000,000	4,957,659
2.002%, 02/28/19 (e)	5,000,000	4,908,584

		19,832,627

Total Short-Term Investments (Cost $26,841,949)		27,822,827

Securities Lending Reinvestments (f)—0.3%

Repurchase Agreements—0.2%
Deutsche Bank AG, London Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $40,008; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 03/07/22 - 05/24/27, and an aggregate market value of $40,800.	40,000	40,000
Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $15,543; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 05/02/25, and an aggregate market value of $15,851.	15,540	15,540
Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $10,923; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.125%, maturity dates ranging from 04/14/22 - 08/07/23, and an aggregate market value of $11,140.	10,921	10,921
Repurchase Agreement dated 01/09/18 at 2.070%, due on 04/02/18 with a maturity value of $40,191; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $44,428.	40,000	40,000
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $31,598; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $32,224.	31,592	31,592
Natixis New York Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $55,011; collateralized by U.S. Government Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 08/30/18 - 02/15/45, and an aggregate market value of $56,103.	55,000	55,000

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 1.850%, due on 04/02/18 with a maturity value of $40,253; collateralized by various Common Stock with an aggregate market value of $44,490.	40,000	40,000
Pershing LLC Repurchase Agreement dated 03/29/18 at 1.780%, due on 04/02/18 with a maturity value of $100,020; collateralized by U.S. Government Agency and Treasury Obligations with rates ranging from 0.000% - 11.500%, maturity dates ranging from 03/31/18 - 02/20/68, and an aggregate market value of $102,000.	100,000	100,000
Societe Generale Repurchase Agreement dated 03/08/18 at 1.820%, due on 04/02/18 with a maturity value of $40,051; collateralized by various Common Stock with an aggregate market value of $44,469.	40,000	40,000
Repurchase Agreement dated 03/16/18 at 1.820%, due on 04/02/18 with a maturity value of $40,034; collateralized by various Common Stock with an aggregate market value of $44,469.	40,000	40,000

		413,053

Time Deposits—0.1%
DNB Bank ASA 1.640%, 04/02/18	20,000	20,000
DZ Bank AG 1.670%, 04/02/18	20,000	20,000
Nordea Bank New York 1.640%, 04/02/18	20,000	20,000
Svenska Handelsbanken AB 1.640%, 04/02/18	20,000	20,000

		80,000

Total Securities Lending Reinvestments (Cost $493,053)		493,053

Total Investments—99.1% (Cost $183,247,925)		199,079,984
Other assets and liabilities (net)—0.9%		1,816,474

Net Assets—100.0%		$200,896,458

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $462,041 and the collateral received consisted of cash in the amount of $493,053. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	The rate shown represents current yield to maturity.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2018, the market value of securities pledged was $2,572,128.
(e)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2018, the market value of securities pledged was $3,192,910.

BHFTI-32

Brighthouse Funds Trust I

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2018, the market value of 144A securities was $1,191,614 which is 0.6% of net assets.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
British Pound Currency Futures	06/18/18	44	USD	3,865,950	$28,331
Euro Currency Futures	06/18/18	24	USD	3,707,550	1,799
Japanese Yen Currency Futures	06/18/18	30	USD	3,541,313	(14,893)
MSCI EAFE Index Mini Futures	06/15/18	63	USD	6,301,890	(76,358)
MSCI Emerging Markets Index Mini Futures	06/15/18	52	USD	3,088,280	(61,293)
S&P 500 Index E-Mini Futures	06/15/18	79	USD	10,439,850	(436,618)
U.S. Treasury Note 2 Year Futures	06/29/18	115	USD	24,450,078	1,605

Futures Contracts—Short
Euro Stoxx 50 Index Futures	06/15/18	(87)	EUR	(2,854,470)	42,675
FTSE 100 Index Futures	06/15/18	(30)	GBP	(2,098,050)	19,519
U.S. Treasury Note 10 Year Futures	06/20/18	(46)	USD	(5,572,469)	(41,771)
U.S. Treasury Note 5 Year Futures	06/29/18	(44)	USD	(5,036,281)	(15,044)
U.S. Treasury Ultra Long Bond Futures	06/20/18	(60)	USD	(9,628,125)	(316,521)

Net Unrealized Depreciation					$(868,569)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Depreciation(1)
Pay	3M LIBOR	Quarterly	2.200%	Semi-Annually	05/31/27	USD	8,000,000	$(364,625)	$—	$(364,625)
Pay	3M LIBOR	Quarterly	2.302%	Semi-Annually	10/10/27	USD	6,000,000	(236,675)	—	(236,675)
Pay	3M LIBOR	Quarterly	2.522%	Semi-Annually	01/16/28	USD	45,000,000	(970,249)	—	(970,249)

Totals								$(1,571,549)	$—	$(1,571,549)

(1)	There is no upfront payment premium paid or received, therefore Market Value equals Unrealized Depreciation.

Glossary of Abbreviations

Currencies

(EUR)—	Euro
(GBP)—	British Pound
(USD)—	United States Dollar

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(ETF)—	Exchange Traded Fund
(ETN)—	Exchange Traded Note

BHFTI-33

Brighthouse Funds Trust I

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$1,881,434	$—	$—	$1,881,434
Air Freight & Logistics	501,830	617,152	—	1,118,982
Airlines	498,462	960,692	—	1,459,154
Auto Components	932,326	1,125,342	—	2,057,668
Automobiles	1,014,078	3,204,877	—	4,218,955
Banks	4,521,944	4,428,332	—	8,950,276
Beverages	1,413,006	418,280	—	1,831,286
Biotechnology	2,959,453	—	—	2,959,453
Building Products	397,693	—	—	397,693
Capital Markets	2,161,730	456,049	—	2,617,779
Chemicals	1,621,702	2,142,549	—	3,764,251
Commercial Services & Supplies	945,813	368,867	—	1,314,680
Communications Equipment	1,219,105	—	—	1,219,105
Construction & Engineering	—	961,362	—	961,362
Construction Materials	—	366,967	—	366,967
Consumer Finance	123,261	—	—	123,261
Containers & Packaging	292,719	414,680	—	707,399
Distributors	88,693	—	—	88,693
Diversified Financial Services	429,974	238,527	—	668,501
Diversified Telecommunication Services	2,142,847	1,166,281	—	3,309,128
Electric Utilities	2,600,052	950,761	—	3,550,813
Electrical Equipment	—	227,072	—	227,072
Electronic Equipment, Instruments & Components	1,243,982	1,286,292	—	2,530,274
Equity Real Estate Investment Trusts	690,873	212,105	—	902,978
Food & Staples Retailing	1,103,410	368,948	—	1,472,358
Food Products	1,210,843	1,022,593	—	2,233,436
Gas Utilities	561,389	—	—	561,389
Health Care Equipment & Supplies	1,946,753	—	—	1,946,753
Health Care Providers & Services	4,675,982	—	—	4,675,982
Hotels, Restaurants & Leisure	2,556,896	1,076,560	—	3,633,456
Household Durables	749,782	2,704,862	—	3,454,644
Household Products	343,731	—	—	343,731
Independent Power and Renewable Electricity Producers	—	98,155	—	98,155
Industrial Conglomerates	1,732,170	498,938	—	2,231,108
Insurance	3,617,924	3,360,248	—	6,978,172
Internet & Direct Marketing Retail	911,824	—	—	911,824
Internet Software & Services	2,090,716	—	—	2,090,716
IT Services	2,349,403	645,130	—	2,994,533
Life Sciences Tools & Services	437,723	—	—	437,723
Machinery	1,384,093	897,101	—	2,281,194

BHFTI-34

Brighthouse Funds Trust I

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Marine	$—	$204,616	$—	$204,616
Media	1,839,177	16,131	—	1,855,308
Metals & Mining	347,525	1,842,792	—	2,190,317
Mortgage Real Estate Investment Trusts	2,140,151	—	—	2,140,151
Multi-Utilities	343,706	—	—	343,706
Multiline Retail	500,382	—	—	500,382
Oil, Gas & Consumable Fuels	1,380,467	2,878,409	—	4,258,876
Paper & Forest Products	287,185	761,975	—	1,049,160
Personal Products	—	127,228	—	127,228
Pharmaceuticals	2,382,660	18,899	—	2,401,559
Professional Services	221,918	109,156	—	331,074
Real Estate Management & Development	—	422,822	—	422,822
Road & Rail	178,591	667,392	—	845,983
Semiconductors & Semiconductor Equipment	7,136,907	791,274	—	7,928,181
Software	2,014,356	—	—	2,014,356
Specialty Retail	561,205	46,617	—	607,822
Technology Hardware, Storage & Peripherals	3,931,307	618,797	—	4,550,104
Textiles, Apparel & Luxury Goods	364,341	42,722	—	407,063
Thrifts & Mortgage Finance	276,541	—	—	276,541
Tobacco	309,968	—	—	309,968
Trading Companies & Distributors	417,652	980,194	—	1,397,846
Transportation Infrastructure	—	50,724	—	50,724
Water Utilities	58,877	—	—	58,877
Wireless Telecommunication Services	—	1,133,730	—	1,133,730
Total Common Stocks	78,046,532	40,932,200	—	118,978,732
Total U.S. Treasury & Government Agencies*	—	41,054,222	—	41,054,222
Total Mutual Funds*	10,726,907	—	—	10,726,907
Total Rights*	4,243	—	—	4,243
Total Short-Term Investment*	—	27,822,827	—	27,822,827
Total Securities Lending Reinvestments*	—	493,053	—	493,053
Total Investments	$88,777,682	$110,302,302	$—	$199,079,984

Collateral for Securities Loaned (Liability)	$—	$(493,053)	$—	$(493,053)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$93,929	$—	$—	$93,929
Futures Contracts (Unrealized Depreciation)	(962,498)	—	—	(962,498)
Total Futures Contracts	$(868,569)	$—	$—	$(868,569)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(1,571,549)	$—	$(1,571,549)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Transfers from Level 1 to Level 2 in the amount of $768,769 were due to the application of a systematic fair valuation model factor.

BHFTI-35

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	11,720,413	$385,367,168
American Funds American Mutual Fund (Class R-6)	9,778,451	388,693,423
American Funds Blue Chip Income and Growth Fund (Class 1) (a)	26,349,146	381,272,141
American Funds Bond Fund (Class 1) (a)	58,683,622	625,567,410
American Funds Fundamental Investors Fund (Class R-6)	6,282,860	387,903,755
American Funds Global Bond Fund (Class 1) (a)	11,996,666	145,399,597
American Funds Global Small Capitalization Fund (Class 1) (a)	5,700,530	145,933,566
American Funds Growth Fund (Class 1) (a)	5,400,227	432,288,197
American Funds Growth-Income Fund (Class 1)	8,510,942	434,653,796
American Funds High-Income Bond Fund (Class 1) (a)	19,104,030	193,714,862
American Funds International Fund (Class 1) (a)	13,382,971	292,551,740
American Funds International Growth and Income Fund (Class 1) (a)	21,836,856	389,569,503

Investment Company Securities—(Continued)
American Funds New World Fund (Class 1)	3,814,404	97,496,169
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1) (a)	44,481,936	530,669,494

Total Mutual Funds (Cost $4,231,158,318)		4,831,080,821

Total Investments—100.1% (Cost $4,231,158,318)		4,831,080,821
Other assets and liabilities (net)—(0.1)%		(2,775,454)

Net Assets—100.0%		$4,828,305,367

(a)	Affiliated Issuer.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$4,831,080,821	$—	$—	$4,831,080,821
Total Investments	$4,831,080,821	$—	$—	$4,831,080,821

BHFTI-36

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	11,533,475	$379,220,648
American Funds American Mutual Fund (Class R-6)	7,998,411	317,936,838
American Funds Blue Chip Income and Growth Fund (Class 1) (a)	21,572,438	312,153,183
American Funds Bond Fund (Class 1)	11,972,020	127,621,731
American Funds Fundamental Investors Fund (Class R-6)	5,665,581	349,792,953
American Funds Global Bond Fund (Class 1)	5,264,221	63,802,356
American Funds Global Small Capitalization Fund (Class 1) (a)	6,231,721	159,532,066
American Funds Growth Fund (Class 1)	4,320,864	345,885,147
American Funds Growth-Income Fund (Class 1)	6,205,463	316,912,995
American Funds High-Income Bond Fund (Class 1) (a)	9,396,579	95,281,307
American Funds International Fund (Class 1) (a)	11,762,704	257,132,712
American Funds International Growth and Income Fund (Class 1) (a)	17,979,802	320,759,671

Investment Company Securities—(Continued)
American Funds New World Fund (Class 1)	3,756,866	96,025,495
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1)	2,671,282	31,868,397

Total Mutual Funds (Cost $2,606,978,360)		3,173,925,499

Total Investments—100.1% (Cost $2,606,978,360)		3,173,925,499
Other assets and liabilities (net)—(0.1)%		(1,907,344)

Net Assets—100.0%		$3,172,018,155

(a)	Affiliated Issuer.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$3,173,925,499	$—	$—	$3,173,925,499
Total Investments	$3,173,925,499	$—	$—	$3,173,925,499

BHFTI-37

Brighthouse Funds Trust I

American Funds Growth Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Mutual Fund—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Security—100.1%
American Funds Growth Fund (Class 1) (a) (Cost $958,986,763)	15,017,306	$1,202,135,346

Total Investments—100.1% (Cost $958,986,763)		1,202,135,346
Other assets and liabilities (net)—(0.1)%		(822,035)

Net Assets—100.0%		$1,201,313,311

(a)	Affiliated Issuer.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Mutual Fund
Investment Company Security	$1,202,135,346	$—	$—	$1,202,135,346
Total Investments	$1,202,135,346	$—	$—	$1,202,135,346

BHFTI-38

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	4,231,131	$139,119,585
American Funds American Mutual Fund (Class R-6)	6,382,778	253,715,436
American Funds Blue Chip Income and Growth Fund (Class 1)	15,330,791	221,836,544
American Funds Bond Fund (Class 1) (a)	50,800,772	541,536,229
American Funds Fundamental Investors Fund (Class R-6)	2,273,531	140,367,810
American Funds Global Bond Fund (Class 1) (a)	7,037,045	85,288,985
American Funds Global Small Capitalization Fund (Class 1)	1,099,902	28,157,501
American Funds Growth Fund (Class 1)	1,730,159	138,499,251
American Funds Growth-Income Fund (Class 1)	4,375,743	223,469,185
American Funds High-Income Bond Fund (Class 1) (a)	14,023,069	142,193,918
American Funds International Fund (Class 1)	6,483,646	141,732,504
American Funds International Growth and Income Fund (Class 1) (a)	9,561,696	170,580,656

Investment Company Securities—(Continued)
American Funds New World Fund (Class 1)	1,104,131	28,221,586
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1) (a)	47,638,880	568,331,835

Total Mutual Funds (Cost $2,585,291,730)		2,823,051,025

Total Investments—100.1% (Cost $2,585,291,730)		2,823,051,025
Other assets and liabilities (net)—(0.1)%		(1,735,332)

Net Assets—100.0%		$2,821,315,693

(a)	Affiliated Issuer.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,823,051,025	$—	$—	$2,823,051,025
Total Investments	$2,823,051,025	$—	$—	$2,823,051,025

BHFTI-39

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

U.S. Treasury & Government Agencies—25.3% of Net Assets

Security Description	Shares/ Principal Amount*	Value

U.S. Treasury—25.3%
U.S. Treasury Inflation Indexed Notes 0.125%, 04/15/20 (a)	158,654,339	$158,036,568
0.125%, 04/15/21 (a)	234,118,796	232,125,129
0.125%, 04/15/22 (a)	149,868,742	147,756,185
0.125%, 07/15/26 (a)	129,939,295	124,878,816
0.375%, 07/15/25 (a)	61,866,368	61,084,594
0.375%, 07/15/27 (a)	66,104,775	64,488,789
0.625%, 01/15/26 (a)	115,739,491	115,722,322

Total U.S. Treasury & Government Agencies (Cost $903,317,146)		904,092,403

Foreign Government—18.9%

Sovereign—18.9%
Deutsche Bundesrepublik Inflation Linked Bonds 0.100%, 04/15/23 (EUR) (a)	76,806,170	101,971,451
0.100%, 04/15/26 (EUR) (a)	80,072,712	108,553,561
France Government Bond OAT 0.100%, 03/01/25 (EUR) (a)	47,337,930	62,738,712
0.100%, 03/01/28 (EUR) (a)	3,353,856	4,463,907
0.250%, 07/25/24 (EUR) (a)	30,171,809	40,867,973
0.700%, 07/25/30 (144A) (EUR) (a)	2,543,925	3,668,561
1.100%, 07/25/22 (EUR) (a)	43,435,990	60,032,460
1.850%, 07/25/27 (EUR) (a)	25,611,184	40,043,286
United Kingdom Gilt Inflation Linked Bonds 0.125%, 03/22/24 (GBP) (a)	91,445,640	144,336,486
0.125%, 03/22/26 (GBP) (a)	67,348,890	109,406,252

Total Foreign Government (Cost $627,390,259)		676,082,649

Short-Term Investments—51.3%

Mutual Funds—36.3%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 1.547% (b)	305,732,019	305,732,019
Dreyfus Treasury Cash Management Fund, Institutional Class, 1.500% (b)	295,241,419	295,241,419

Mutual Funds—(Continued)
State Street Institutional Liquid Reserves Fund, Institutional Class, 1.790% (b) (c)	103,320,133	103,299,469
State Street Institutional Treasury Plus Money Market Fund, Class I, 1.592% (b) (c)	258,050,070	258,050,070
UBS Select Treasury Preferred Fund, Institutional Class, 1.560% (b)	331,594,725	331,594,725

		1,293,917,702

U.S. Treasury—15.0%
U.S. Treasury Bills 1.435%, 05/31/18 (d) (e)	46,983,000	46,854,539
1.460%, 06/14/18 (d)	18,195,000	18,133,836
1.480%, 06/21/18 (d)	5,891,000	5,868,860
1.575%, 07/05/18 (d) (e)	7,594,000	7,560,086
1.625%, 08/02/18 (d)	148,650,000	147,743,938
1.830%, 08/30/18 (d)	284,776,000	282,564,555
1.830%, 09/06/18 (d)	27,259,000	27,038,750

		535,764,564

Total Short-Term Investments (Cost $1,829,835,737)		1,829,682,266

Total Investments—95.5% (Cost $3,360,543,142)		3,409,857,318
Other assets and liabilities (net)—4.5%		160,060,346

Net Assets—100.0%		$3,569,917,664

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Principal amount of security is adjusted for inflation.
(b)	The rate shown represents the annualized seven-day yield as of March 31, 2018.
(c)	All or a portion of the security was pledged as collateral against open swap contracts. As of March 31, 2018, the market value of securities pledged was $108,143,050.
(d)	The rate shown represents current yield to maturity.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2018, the market value of securities pledged was $4,665,233.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2018, the market value of 144A securities was $3,668,561, which is 0.1% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	2,000,000	CBNA	06/20/18	USD	1,549,679	$4,969
EUR	3,118,442	CBNA	06/20/18	USD	3,870,509	(11,613)
EUR	3,125,001	CBNA	06/20/18	USD	3,895,038	(28,025)
HKD	33,585,000	CBNA	06/20/18	USD	4,300,933	(10,787)
JPY	206,000,000	CBNA	06/20/18	USD	1,958,951	(12,959)

Contracts to Deliver
CAD	690,000	CBNA	06/20/18	USD	543,889	7,535
CAD	96,438	CBNA	06/20/18	USD	74,962	(2)

BHFTI-40

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	96,438	CBNA	06/20/18	USD	74,871	$(93)
CAD	96,438	CBNA	06/20/18	USD	74,983	20
CAD	96,438	CBNA	06/20/18	USD	75,347	384
CAD	96,438	CBNA	06/20/18	USD	76,673	1,709
CAD	96,437	CBNA	06/20/18	USD	76,296	1,333
CAD	96,438	CBNA	06/20/18	USD	76,092	1,128
CAD	96,437	CBNA	06/20/18	USD	76,266	1,303
CAD	96,438	CBNA	06/20/18	USD	76,164	1,201
CAD	96,437	CBNA	06/20/18	USD	75,939	977
CAD	96,438	CBNA	06/20/18	USD	75,523	560
CAD	96,437	CBNA	06/20/18	USD	75,244	281
CAD	96,437	CBNA	06/20/18	USD	74,422	(540)
CAD	96,437	CBNA	06/20/18	USD	74,585	(377)
CAD	96,437	CBNA	06/20/18	USD	75,273	311
CAD	96,437	CBNA	06/20/18	USD	75,204	241
CHF	185,438	CBNA	06/20/18	USD	200,485	5,250
CHF	185,438	CBNA	06/20/18	USD	200,392	5,157
CHF	185,438	CBNA	06/20/18	USD	199,963	4,728
CHF	185,438	CBNA	06/20/18	USD	198,697	3,462
CHF	185,438	CBNA	06/20/18	USD	200,083	4,848
CHF	185,438	CBNA	06/20/18	USD	199,355	4,121
CHF	185,438	CBNA	06/20/18	USD	197,745	2,510
CHF	185,438	CBNA	06/20/18	USD	196,831	1,596
CHF	185,437	CBNA	06/20/18	USD	199,604	4,370
CHF	185,437	CBNA	06/20/18	USD	200,018	4,784
CHF	185,437	CBNA	06/20/18	USD	199,698	4,464
CHF	185,437	CBNA	06/20/18	USD	197,763	2,529
CHF	185,437	CBNA	06/20/18	USD	199,572	4,338
CHF	185,437	CBNA	06/20/18	USD	198,880	3,646
CHF	185,437	CBNA	06/20/18	USD	196,821	1,588
CHF	185,437	CBNA	06/20/18	USD	197,401	2,167
CHF	13,000	CBNA	06/20/18	USD	13,806	119
EUR	24,594,384	CBNA	06/20/18	USD	30,597,680	163,512
EUR	24,594,384	CBNA	06/20/18	USD	30,452,469	18,301
EUR	24,594,384	CBNA	06/20/18	USD	30,697,353	263,185
EUR	24,594,384	CBNA	06/20/18	USD	30,677,444	243,276
EUR	24,594,383	CBNA	06/20/18	USD	30,557,398	123,231
EUR	24,594,383	CBNA	06/20/18	USD	30,518,072	83,905
EUR	24,594,383	CBNA	06/20/18	USD	30,557,614	123,447
EUR	24,594,383	CBNA	06/20/18	USD	30,545,863	111,697
EUR	24,594,383	CBNA	06/20/18	USD	30,300,781	(133,386)
EUR	24,594,383	CBNA	06/20/18	USD	30,216,915	(217,252)
EUR	24,594,383	CBNA	06/20/18	USD	30,528,647	94,481
EUR	24,594,383	CBNA	06/20/18	USD	30,534,011	99,844
EUR	24,594,382	CBNA	06/20/18	USD	30,785,246	351,081
EUR	24,594,382	CBNA	06/20/18	USD	30,462,036	27,871
EUR	1,735,000	CBNA	06/20/18	USD	2,134,112	(12,853)
GBP	11,310,888	CBNA	06/20/18	USD	15,719,672	(200,326)
GBP	11,310,888	CBNA	06/20/18	USD	15,757,365	(162,633)
GBP	11,310,888	CBNA	06/20/18	USD	15,737,967	(182,031)
GBP	11,310,887	CBNA	06/20/18	USD	15,893,315	(26,682)
GBP	11,310,887	CBNA	06/20/18	USD	15,777,113	(142,884)
GBP	11,310,887	CBNA	06/20/18	USD	15,863,742	(56,254)
GBP	11,310,887	CBNA	06/20/18	USD	15,772,238	(147,759)
GBP	11,310,887	CBNA	06/20/18	USD	15,679,941	(240,056)
GBP	11,310,886	CBNA	06/20/18	USD	15,843,687	(76,308)
GBP	11,310,886	CBNA	06/20/18	USD	15,897,758	(22,237)

BHFTI-41

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
GBP	11,310,886	CBNA	06/20/18	USD	15,875,730	$(44,265)
GBP	11,310,886	CBNA	06/20/18	USD	15,617,198	(302,797)
GBP	11,310,886	CBNA	06/20/18	USD	15,709,009	(210,987)
GBP	11,310,886	CBNA	06/20/18	USD	15,759,455	(160,540)
GBP	11,310,886	CBNA	06/20/18	USD	15,690,278	(229,717)
GBP	11,310,886	CBNA	06/20/18	USD	15,775,912	(144,083)
GBP	1,446,000	CBNA	06/20/18	USD	2,028,840	(6,395)
HKD	17,020,000	CBNA	06/20/18	USD	2,175,155	1,021
HKD	16,103,000	CBNA	06/20/18	USD	2,064,374	7,377
HKD	16,103,000	CBNA	06/20/18	USD	2,064,400	7,404
HKD	5,997,000	CBNA	06/20/18	USD	766,446	389
HKD	5,686,000	CBNA	06/20/18	USD	728,930	2,601
HKD	5,491,000	CBNA	06/20/18	USD	703,941	2,521
HKD	3,742,000	CBNA	06/20/18	USD	479,620	1,617
HKD	1,934,000	CBNA	06/20/18	USD	247,094	45
HKD	583,000	CBNA	06/20/18	USD	74,774	302
JPY	27,324,375	CBNA	06/20/18	USD	256,676	(1,446)
JPY	27,324,375	CBNA	06/20/18	USD	257,668	(453)
JPY	27,324,375	CBNA	06/20/18	USD	258,077	(45)
JPY	27,324,375	CBNA	06/20/18	USD	257,582	(540)
JPY	27,324,375	CBNA	06/20/18	USD	257,017	(1,104)
JPY	27,324,375	CBNA	06/20/18	USD	257,689	(432)
JPY	27,324,375	CBNA	06/20/18	USD	260,089	1,967
JPY	27,324,375	CBNA	06/20/18	USD	259,164	1,042

Net Unrealized Depreciation						$(976,115)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Aluminum Futures	04/25/18	192	USD	9,555,600	$(1,225,670)
Aluminum Futures	05/04/18	26	USD	1,295,522	(136,700)
Aluminum Futures	05/09/18	13	USD	648,187	(51,577)
Aluminum Futures	05/29/18	102	USD	5,096,175	(408,301)
Aluminum Futures	06/06/18	177	USD	8,852,213	(653,210)
Aluminum Futures	06/18/18	813	USD	40,716,056	(3,082,292)
Amsterdam Index Futures	04/20/18	58	EUR	6,124,800	(77,321)
Australian 10 Year Treasury Bond Futures	06/15/18	1,018	AUD	131,950,004	1,714,199
CAC 40 Index Futures	04/20/18	350	EUR	18,040,750	(308,966)
Canada Government Bond 10 Year Futures	06/20/18	1,359	CAD	181,113,930	2,678,097
Copper Futures	05/29/18	580	USD	43,869,750	(2,718,170)
Cotton No. 2 Futures	05/08/18	33	USD	1,344,090	58,920
DAX Index Futures	06/15/18	53	EUR	16,058,338	(358,399)
Euro Stoxx 50 Index Futures	06/15/18	1,481	EUR	48,591,610	(1,029,827)
Euro-Bund Futures	06/07/18	5,061	EUR	806,875,230	14,919,001
FTSE 100 Index Futures	06/15/18	711	GBP	49,723,785	(1,137,910)
FTSE JSE Top 40 Index Futures	06/21/18	346	ZAR	170,872,100	(1,093,773)
FTSE MIB Index Futures	06/15/18	36	EUR	3,951,540	(82,546)
Hang Seng Index Futures	04/27/18	1	HKD	1,502,500	(4,651)
IBEX 35 Index Futures	04/20/18	58	EUR	5,551,354	(94,155)
Japanese Government 10 Year Bond Futures	06/13/18	274	JPY	41,332,900,000	385,055
KOSPI 200 Index Futures	06/14/18	372	KRW	29,350,800,000	631,909
Lean Hogs Futures	06/14/18	470	USD	14,391,400	(256,766)

BHFTI-42

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Nickel Futures	04/25/18	4	USD	318,274	$(8,498)
Nickel Futures	05/04/18	29	USD	2,308,498	(26,024)
Nickel Futures	05/09/18	7	USD	557,360	15,119
Nickel Futures	05/29/18	2	USD	159,380	(8,661)
Nickel Futures	06/06/18	118	USD	9,407,408	(118,667)
Nickel Futures	06/18/18	364	USD	29,038,464	(1,033,135)
Russell 2000 Index Mini Futures	06/15/18	820	USD	62,779,200	(2,675,929)
S&P 500 Index E-Mini Futures	06/15/18	4,954	USD	654,671,100	(32,210,392)
S&P Midcap 400 Index E-Mini Futures	06/15/18	384	USD	72,311,040	(2,275,983)
S&P TSX 60 Index Futures	06/14/18	270	CAD	48,924,000	(459,263)
SGX CNX Nifty Index Futures	04/26/18	730	USD	14,800,020	69,007
SPI 200 Index Futures	06/21/18	244	AUD	34,989,600	(1,072,950)
Soybean Meal Futures	05/14/18	475	USD	18,240,000	2,003,149
Sugar No. 11 Futures	04/30/18	1,229	USD	16,999,528	(1,706,958)
TOPIX Index Futures	06/07/18	625	JPY	10,665,625,000	664,728
U.S. Treasury Note 10 Year Futures	06/20/18	9,791	USD	1,186,087,859	11,046,838
United Kingdom Long Gilt Bond Futures	06/27/18	888	GBP	109,064,160	2,447,681
Zinc Futures	04/25/18	19	USD	1,557,644	(76,412)
Zinc Futures	05/04/18	11	USD	901,450	(62,705)
Zinc Futures	05/09/18	8	USD	655,600	(19,824)
Zinc Futures	05/29/18	9	USD	737,550	(57,172)
Zinc Futures	06/06/18	57	USD	4,671,150	(53,606)
Zinc Futures	06/18/18	364	USD	29,820,700	(1,903,846)

Futures Contracts—Short
Aluminum Futures	04/25/18	(192)	USD	(9,555,600)	1,230,761
Aluminum Futures	05/04/18	(26)	USD	(1,295,522)	137,339
Aluminum Futures	05/09/18	(13)	USD	(648,187)	47,383
Aluminum Futures	05/29/18	(102)	USD	(5,096,175)	377,090
Aluminum Futures	06/06/18	(177)	USD	(8,852,213)	654,678
Aluminum Futures	06/18/18	(279)	USD	(13,972,669)	1,049,571
Nickel Futures	04/25/18	(4)	USD	(318,274)	10,635
Nickel Futures	05/04/18	(29)	USD	(2,308,498)	62,995
Nickel Futures	05/09/18	(7)	USD	(557,360)	(14,127)
Nickel Futures	05/29/18	(2)	USD	(159,380)	7,714
Nickel Futures	06/06/18	(118)	USD	(9,407,408)	206,348
Nickel Futures	06/18/18	(120)	USD	(9,573,120)	127,290
Zinc Futures	04/25/18	(19)	USD	(1,557,644)	82,063
Zinc Futures	05/04/18	(11)	USD	(901,450)	67,683
Zinc Futures	05/09/18	(8)	USD	(655,600)	20,658
Zinc Futures	05/29/18	(9)	USD	(737,550)	50,047
Zinc Futures	06/06/18	(57)	USD	(4,671,150)	54,599
Zinc Futures	06/18/18	(66)	USD	(5,407,050)	108,728

Net Unrealized Depreciation					$(15,575,101)

Swap Agreements

OTC Total Return Swaps

Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
04/27/18	CBNA	Brent Crude Futures	USD	23,697,180	$1,889,280	$—	$1,889,280
04/27/18	MLI	Brent Crude Futures	USD	24,010,800	1,922,360	—	1,922,360
06/20/18	BOA	Canada Government Bond 10 Year Futures	CAD	22,221,125	337,467	—	337,467

BHFTI-43

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Swap Agreements—(Continued)

Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
04/13/18	CBNA	Coffee “C” Futures	USD	608,873	$(32,892)	$—	$(32,892)
04/13/18	MLI	Coffee “C” Futures	USD	15,855,750	(880,238)	—	(880,238)
04/05/18	MLI	Commodity Excess-Return Index (a)	USD	672,087,379	(11,671,658)	—	(11,671,658)
04/20/18	CBNA	Corn No. 2 Futures	USD	29,099,486	1,164,402	—	1,164,402
04/20/18	MLI	Corn No. 2 Futures	USD	13,472,000	564,550	—	564,550
04/13/18	CBNA	Crude Oil Futures	USD	6,597,127	326,973	—	326,973
04/19/18	CBNA	Crude Oil Futures	USD	24,009,510	1,382,030	—	1,382,030
04/19/18	MLI	Crude Oil Futures	USD	23,907,490	1,354,170	—	1,354,170
04/13/18	MLI	Crude Oil Futures	USD	1,436,615	70,395	—	70,395
06/07/18	BOA	Euro-Bund Futures	EUR	66,487,186	1,367,195	—	1,367,195
05/31/18	CBNA	Gold 100 oz. Futures	USD	34,298,075	78,995	—	78,995
05/31/18	MLI	Gold 100 oz. Futures	USD	44,069,220	129,870	—	129,870
04/27/18	GSI	Hang Seng China Enterprises Index Futures	HKD	131,147,806	(133,918)	—	(133,918)
04/27/18	MLI	Hang Seng China Enterprises Index Futures	HKD	314,055,764	(109,550)	—	(109,550)
04/27/18	GSI	Hang Seng Index Futures	HKD	15,166,066	(17,974)	—	(17,974)
04/27/18	MLI	Hang Seng Index Futures	HKD	86,048,191	(51,693)	—	(51,693)
04/18/18	MLI	Ibovespa Futures	BRL	43,608,731	559,366	—	559,366
06/13/18	BOA	Japanese Government 10 Year Bond Futures	JPY	14,471,001,600	99,604	—	99,604
06/01/18	MLI	Live Cattle Futures	USD	26,870,708	(2,663,008)	—	(2,663,008)
06/27/18	BOA	Long Gilt Futures	GBP	67,021,911	1,603,895	—	1,603,895
04/27/18	GSI	MSCI Taiwan Stock Index Futures	USD	2,111,048	(9,728)	—	(9,728)
04/27/18	MLI	MSCI Taiwan Stock Index Futures	USD	18,539,403	49,197	—	49,197
04/27/18	CBNA	NY Harbor ULSD Futures	USD	11,038,289	845,191	—	845,191
04/27/18	MLI	NY Harbor ULSD Futures	USD	10,879,600	834,116	—	834,116
04/26/18	CBNA	Natural Gas Futures	USD	42,271,970	(921,680)	—	(921,680)
04/26/18	MLI	Natural Gas Futures	USD	11,146,770	(242,100)	—	(242,100)
04/27/18	CBNA	RBOB Gasoline Futures	USD	11,800,433	674,752	—	674,752
04/27/18	MLI	RBOB Gasoline Futures	USD	14,052,612	798,799	—	798,799
04/30/18	CBNA	Silver Futures	USD	9,146,103	(280,043)	—	(280,043)
04/30/18	MLI	Silver Futures	USD	14,048,370	(383,250)	—	(383,250)
04/20/18	CBNA	Soybean Futures	USD	25,704,439	936,686	—	936,686
04/20/18	MLI	Soybean Futures	USD	14,764,025	541,563	—	541,563
04/20/18	CBNA	Soybean Meal Futures	USD	4,829,013	508,587	—	508,587
04/20/18	CBNA	Soybean Oil Futures	USD	9,592,743	(261,207)	—	(261,207)
04/20/18	MLI	Soybean Oil Futures	USD	7,693,392	(197,568)	—	(197,568)
04/16/18	CBNA	Sugar No. 11 Futures	USD	1,583,114	(186,082)	—	(186,082)
04/16/18	MLI	Sugar No. 11 Futures	USD	500,147	(57,523)	—	(57,523)
06/15/18	MLI	Swiss Market Index Futures	CHF	30,477,243	(585,443)	—	(585,443)
06/20/18	BOA	U.S. Treasury Note 10 Year Futures	USD	914,789,697	9,755,553	—	9,755,553
04/20/18	CBNA	Wheat Futures	USD	7,149,449	(304,237)	—	(304,237)
04/20/18	CBNA	Wheat Futures	USD	21,499,278	(550,328)	—	(550,328)
04/20/18	MLI	Wheat Futures	USD	2,232,850	(106,863)	—	(106,863)
04/20/18	MLI	Wheat Futures	USD	1,315,631	(30,281)	—	(30,281)

Totals					$8,117,732	$—	$8,117,732

(1)	There is no upfront payment premium paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

BHFTI-44

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Swap Agreements—(Continued)

(a)	The following table represents the individual components and related notional value and weighting (as a percentage of the notional value of the swap) of the futures contracts underlying the total return swap with Merrill Lynch International, as of March 31, 2018:

Futures Contracts—Long	Notional Value	Component Weighting
Gold 100 oz.	$79,978,398	11.9%
Natural Gas	53,094,903	7.9%
Brent Crude	52,422,816	7.8%
WTI Crude	51,750,728	7.7%
Copper Comex	45,029,854	6.7%
Corn No. 2 Yellow	45,029,854	6.7%
Soybeans	43,013,592	6.4%
RBOB Gasoline	28,227,670	4.2%
LME Primary Aluminum	27,555,583	4.1%
Live Cattle	24,867,233	3.7%
Heating Oil	24,195,146	3.6%
Soybean Meal	24,195,146	3.6%
Silver	22,850,971	3.4%
Wheat	22,850,971	3.4%
Zinc	20,162,621	3.0%
LME Primary Nickel	19,490,534	2.9%
Sugar No. 11	19,490,534	2.9%
Soybean Oil	17,474,272	2.6%
Coffee “C”	16,130,097	2.4%
Lean Hogs	14,785,922	2.2%
Cotton No. 2	10,081,311	1.5%
KC Hard Red Winter Wheat	9,409,223	1.4%

	$672,087,379	100%

Glossary of Abbreviations

Counterparties

(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(GSI)—	Goldman Sachs International
(MLI)—	Merrill Lynch International

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(USD)—	United States Dollar
(ZAR)—	South African Rand

BHFTI-45

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$904,092,403	$—	$904,092,403
Total Foreign Government*	—	676,082,649	—	676,082,649
Short-Term Investments
Mutual Funds	1,293,917,702	—	—	1,293,917,702
U.S. Treasury	—	535,764,564	—	535,764,564
Total Short-Term Investments	1,293,917,702	535,764,564	—	1,829,682,266
Total Investments	$1,293,917,702	$2,115,939,616	$—	$3,409,857,318

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,811,746	$—	$1,811,746
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(2,787,861)	—	(2,787,861)
Total Forward Contracts	$—	$(976,115)	$—	$(976,115)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$40,929,285	$—	$—	$40,929,285
Futures Contracts (Unrealized Depreciation)	(56,504,386)	—	—	(56,504,386)
Total Futures Contracts	$(15,575,101)	$—	$—	$(15,575,101)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$27,794,996	$—	$27,794,996
OTC Swap Contracts at Value (Liabilities)	—	(19,677,264)	—	(19,677,264)
Total OTC Swap Contracts	$—	$8,117,732	$—	$8,117,732

*	See Consolidated Schedule of Investments for additional detailed categorizations.

BHFTI-46

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Mutual Funds—56.0% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—56.0%
Consumer Discretionary Select Sector SPDR Fund (a)	887,244	$89,868,945
Consumer Staples Select Sector SPDR Fund (a)	1,891,052	99,526,067
Energy Select Sector SPDR Fund (a)	1,299,775	87,617,833
Financial Select Sector SPDR Fund (a)	10,253,502	282,689,050
Health Care Select Sector SPDR Fund (a)	2,109,513	171,714,358
Industrial Select Sector SPDR Fund (a)	1,231,272	91,471,197
iShares 1-3 Year Credit Bond ETF (a) (b)	4,618,949	479,446,906
iShares Core MSCI EAFE ETF (a) (b)	2,420,130	159,438,164
iShares Core U.S. Aggregate Bond ETF (a) (b)	3,049,604	327,070,029
iShares iBoxx $ Investment Grade Corporate Bond ETF (a) (b)	3,858,200	452,914,098
iShares Intermediate Credit Bond ETF (b)	1,173,627	125,859,759
iShares MSCI EAFE Fund (b)	3,933,378	274,077,779
iShares MSCI Japan Fund (a) (b)	744,558	45,179,779
iShares U.S. Real Estate ETF (a) (b)	1,972,867	148,892,273
Materials Select Sector SPDR Fund (a)	546,118	31,095,959
Powershares QQQ Trust - Series 1 (a)	2,087,435	334,260,967
Real Estate Select Sector SPDR Fund (a)	2,123,814	66,008,139
Technology Select Sector SPDR Fund (a)	3,448,244	225,584,123
Utilities Select Sector SPDR Fund (a)	1,130,927	57,145,741
Vanguard Short-Term Corporate Bond ETF	1,458,405	114,382,704
Vanguard Total Bond Market ETF	4,769,518	381,227,574

Total Mutual Funds (Cost $3,647,371,182)		4,045,471,444

Short-Term Investments—39.9%

Mutual Fund—2.3%
SSGA USD Liquidity Fund, S2 Shares, 1.781% (c)	161,943,052	161,943,052

Repurchase Agreement—37.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/18 at 0.600%, due on 04/02/18 with a maturity value of $2,714,353,571; collateralized by U.S. Government Agency Obligations with rates ranging from 0.000% - 2.125%, maturity dates ranging from 04/25/18 - 03/31/24, and an aggregate market value of $2,768,466,757.	2,714,172,626	2,714,172,626

Total Short-Term Investments (Cost $2,876,115,678)		2,876,115,678

Securities Lending Reinvestments (d)—22.1%

Certificates of Deposit—7.1%
Banco Del Estado De Chile New York
1.985%, 1M LIBOR + 0.220%, 05/14/18 (e)	15,000,000	14,998,950
2.028%, 1M LIBOR + 0.220%, 07/17/18 (e)	12,500,000	12,495,213
Barclays Capital, plc
1.956%, 1M LIBOR + 0.270%, 08/03/18 (e)	4,000,000	3,999,704
BNP Paribas New York
1.886%, 1M LIBOR + 0.200%, 05/04/18 (e)	12,000,000	12,000,288
Chiba Bank, Ltd., New York
2.250%, 05/25/18	15,000,000	15,001,607

Certificates of Deposit—(Continued)
China Construction Bank
1.950%, 04/20/18	25,000,000	24,997,400
Cooperative Rabobank UA
1.860%, 3M LIBOR + 0.140%, 10/16/18 (e)	10,000,000	10,000,000
Credit Agricole S.A.
2.032%, 1M LIBOR + 0.330%, 10/09/18 (e)	3,000,000	2,999,577
Credit Suisse AG New York
1.976%, 1M LIBOR + 0.190%, 04/16/18 (e)	17,800,000	17,799,252
2.062%, 1M LIBOR + 0.190%, 04/25/18 (e)	25,000,000	24,999,325
2.230%, FEDEFF PRV + 0.550%, 09/07/18 (e)	13,500,000	13,500,000
Mitsubishi UFJ Trust and Banking Corp.
1.886%, 1M LIBOR + 0.200%, 06/07/18 (e)	20,000,000	19,995,640
2.077%, 1M LIBOR + 0.200%, 05/30/18 (e)	21,000,000	20,996,514
Mizuho Bank, Ltd., New York
1.940%, 1M LIBOR + 0.200%, 04/11/18 (e)	17,000,000	17,000,374
2.008%, 1M LIBOR + 0.200%, 04/18/18 (e)	2,500,000	2,499,965
2.077%, 1M LIBOR + 0.200%, 05/29/18 (e)	10,000,000	9,999,160
Norinchukin Bank New York
1.670%, 1M LIBOR + 0.300%, 09/04/18 (e)	11,000,000	10,993,334
1.846%, 1M LIBOR + 0.160%, 04/05/18 (e)	20,000,000	19,999,660
2.061%, 1M LIBOR + 0.200%, 07/23/18 (e)	14,000,000	13,993,308
Royal Bank of Canada New York
1.836%, 04/05/18	15,017,867	14,999,745
1.990%, 1M LIBOR + 0.250%, 01/11/19 (e)	26,250,000	26,199,862
2.222%, 1M LIBOR + 0.400%, 09/17/18 (e)	10,000,000	9,997,740
2.301%, 1M LIBOR + 0.440%, 09/17/18 (e)	15,000,000	14,997,885
Standard Chartered plc
1.864%, 1M LIBOR + 0.200%, 05/01/18 (e)	25,000,000	24,994,600
2.154%, 1M LIBOR + 0.300%, 08/22/18 (e)	8,000,000	7,999,232
2.250%, 08/21/18	10,000,000	9,995,800
Sumitomo Mitsui Banking Corp., London
2.038%, 1M LIBOR + 0.230%, 05/17/18 (e)	9,000,000	8,993,250
Sumitomo Mitsui Banking Corp., New York
1.916%, 1M LIBOR + 0.230%, 09/05/18 (e)	10,000,000	9,995,950
1.920%, 1M LIBOR + 0.180%, 04/11/18 (e)	5,000,000	4,999,820
1.930%, 1M LIBOR + 0.190%, 04/12/18 (e)	10,000,000	9,999,570
2.000%, 05/21/18	5,000,000	5,000,025
2.010%, 1M LIBOR + 0.270%, 09/10/18 (e)	6,000,000	5,998,206
2.062%, 1M LIBOR + 0.190%, 04/26/18 (e)	28,750,000	28,749,770
2.157%, 1M LIBOR + 0.280%, 07/30/18 (e)	5,000,000	4,999,810
Svenska Handelsbanken AB
1.904%, 3M LIBOR + 0.210%, 01/03/19 (e)	4,012,976	4,000,594
Wells Fargo Bank N.A.
1.892%, 3M LIBOR + 0.140%, 10/26/18 (e)	40,000,000	40,015,380
Westpac Banking Corp.
2.130%, FEDEFF PRV + 0.450%, 02/15/19 (e)	10,000,000	9,999,110

		510,205,620

Commercial Paper—5.7%
Alpine, Ltd.
2.240%, 06/07/18	9,944,000	9,958,700
Antalis S.A.
2.150%, 06/05/18	9,945,653	9,961,570
Canadian Imperial Bank of Commerce
2.208%, 1M LIBOR + 0.400%, 09/17/18 (e)	24,000,000	23,997,816

BHFTI-47

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Danske Corp.
2.080%, 06/04/18	29,833,600	$29,886,510
Industrial & Commercial Bank of China, Ltd.
1.960%, 04/20/18	24,919,694	24,973,100
ING Funding LLC
1.930%, 1M LIBOR + 0.190%, 08/10/18 (e)	14,000,000	13,995,016
La Fayette Asset Securitization LLC
2.170%, 06/08/18	29,828,208	29,877,630
LMA S.A. & LMA Americas
2.150%, 06/01/18	39,782,611	39,849,160
Macquarie Bank, Ltd., London
2.020%, 05/16/18	10,945,067	10,972,159
Manhattan Asset Funding Co. LLC
1.898%, 1M LIBOR + 0.180%, 04/09/18 (e)	6,999,521	6,999,734
2.090%, 05/29/18	25,800,968	25,852,145
National Bank of Canada
1.856%, 1M LIBOR + 0.170%, 07/03/18 (e)	9,500,000	9,497,283
Oversea-Chinese Banking Corp., Ltd.
2.150%, 06/08/18	39,780,222	39,838,320
Ridgefield Funding Co. LLC
1.800%, 04/03/18	9,955,000	9,999,500
2.018%, 1M LIBOR + 0.210%, 05/17/18 (e)	15,000,000	14,997,840
2.040%, 05/21/18	13,928,600	13,959,582
2.200%, 06/07/18	14,915,667	14,937,780
Sheffield Receivables Co.
1.892%, 1M LIBOR + 0.190%, 06/07/18 (e)	12,498,729	12,499,100
2.080%, 05/21/18	34,820,022	34,897,520
UBS AG
1.880%, 1M LIBOR + 0.210%, 05/02/18 (e)	35,000,000	34,994,960

		411,945,425

Master Demand Notes—0.1%
Natixis Financial Products LLC
1.910%, OBFR + 0.230%, 04/02/18 (e)	8,000,000	8,000,000

Repurchase Agreements—8.0%
Citigroup Global Markets, Inc. Repurchase Agreement dated 01/25/17 at 2.230%, due on 06/29/18 with a maturity value of $15,483,167; collateralized by various Common Stock with an aggregate market value of $16,500,001.	15,000,000	15,000,000
Deutsche Bank AG, London
Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $34,797,188; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 03/07/22 - 05/24/27, and an aggregate market value of $35,486,421.	34,790,423	34,790,423
Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $18,245,451; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 05/02/25, and an aggregate market value of $18,606,784.	18,241,904	18,241,904

Repurchase Agreements—(Continued)
Deutsche Bank AG, London
Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $65,013,000; collateralized by Foreign Obligations with rates ranging from 0.500% - 2.750%, maturity dates ranging from 04/01/19 - 05/24/27, and an aggregate market value of $66,300,150.	65,000,000	65,000,000
Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $22,011,457; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.125%, maturity dates ranging from 04/14/22 - 08/07/23, and an aggregate market value of $22,447,343.	22,007,056	22,007,056
Repurchase Agreement dated 01/09/18 at 2.070%, due on 04/02/18 with a maturity value of $30,027,626; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $33,193,629.	29,885,000	29,885,000
Repurchase Agreement dated 03/15/18 at 2.070%, due on 04/02/18 with a maturity value of $32,648,757; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $36,225,873.	32,615,000	32,615,000
Repurchase Agreement dated 09/12/17 at 2.210%, due on 07/02/18 with a maturity value of $45,554,916; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $49,704,364.	44,750,000	44,750,000
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $20,217,181; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $20,617,649.	20,213,341	20,213,341
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.230%, due on 06/29/18 with a maturity value of $5,708,164; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 8.875%, maturity dates ranging from 01/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $5,950,908.	5,500,000	5,500,000
Morgan Stanley & Co. LLC Repurchase Agreement dated 03/20/18 at 2.330%, due on 06/20/18 with a maturity value of $20,119,089; collateralized by various Common Stock with an aggregate market value of $22,007,096.	20,000,000	20,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 11/30/17 at 1.850%, due on 04/02/18 with a maturity value of $31,095,314; collateralized by various Common Stock with an aggregate market value of $34,368,832.	30,900,000	30,900,000

BHFTI-48

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd. Repurchase Agreement dated 03/16/18 at 1.850%, due on 04/02/18 with a maturity value of $8,807,688; collateralized by various Common Stock with an aggregate market value of $9,787,887.	8,800,000	$8,800,000
Repurchase Agreement dated 03/16/18 at 1.880%, due on 04/05/18 with a maturity value of $22,022,978; collateralized by various Common Stock with an aggregate market value of $24,469,718.	22,000,000	22,000,000
Pershing LLC Repurchase Agreement dated 03/29/18 at 1.780%, due on 04/02/18 with a maturity value of $35,006,922; collateralized by U.S. Government Agency and Treasury Obligations with rates ranging from 0.000% - 11.500%, maturity dates ranging from 03/31/18 - 02/20/68, and an aggregate market value of $35,700,001.	35,000,000	35,000,000
Societe Generale
Repurchase Agreement dated 03/08/18 at 1.820%, due on 04/02/18 with a maturity value of $55,970,651; collateralized by various Common Stock with an aggregate market value of $62,145,367.	55,900,000	55,900,000
Repurchase Agreement dated 03/16/18 at 1.820%, due on 04/02/18 with a maturity value of $34,289,445; collateralized by various Common Stock with an aggregate market value of $38,087,662.	34,260,000	34,260,000
Repurchase Agreement dated 03/21/18 at 1.820%, due on 04/02/18 with a maturity value of $47,438,762; collateralized by various Common Stock with an aggregate market value of $52,706,831.	47,410,000	47,410,000
Repurchase Agreement dated 03/28/18 at 1.820%, due on 04/02/18 with a maturity value of $35,008,847; collateralized by various Common Stock with an aggregate market value of $38,910,337.	35,000,000	35,000,000

		577,272,724

Time Deposits—1.2%
ABN AMRO Bank NV
1.680%, 04/02/18	22,000,000	22,000,000
Australia New Zealand Bank
1.670%, 04/02/18	10,000,000	10,000,000
DNB Bank ASA
1.640%, 04/02/18	11,705,000	11,705,000
DZ Bank AG
1.670%, 04/02/18	9,055,000	9,055,000
Nordea Bank New York
1.640%, 04/02/18	18,055,000	18,055,000
Svenska Handelsbanken AB 1.640%, 04/02/18	16,805,000	16,805,000

		87,620,000

Total Securities Lending Reinvestments (Cost $1,595,180,947)		1,595,043,769

Total Investments—118.0% (Cost $8,118,667,807)		8,516,630,891
Other assets and liabilities (net)—(18.0)%		(1,297,997,740)

Net Assets—100.0%		$7,218,633,151

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $1,576,761,163 and the collateral received consisted of cash in the amount of $1,594,621,129. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Affiliated Issuer.
(c)	The rate shown represents the annualized seven-day yield as of March 31, 2018.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	122,000,000	JPMC	06/20/18	USD	95,690,212	$(1,970,788)
CHF	88,827,000	HSBC	06/20/18	USD	94,337,098	(817,241)
DKK	171,649,000	JPMC	06/20/18	USD	28,621,398	(126,596)
EUR	402,124,000	JPMC	06/20/18	USD	499,303,699	(1,697,851)
GBP	155,756,000	UBSA	06/20/18	USD	217,108,288	2,117,224
HKD	301,422,000	JPMC	06/20/18	USD	38,567,607	(63,978)
JPY	28,151,516,000	JPMC	06/20/18	USD	264,909,569	1,025,475
SEK	362,000,000	HSBC	06/20/18	USD	44,304,103	(701,521)
SGD	23,561,000	HSBC	06/20/18	USD	17,943,090	58,963

BHFTI-49

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	94,420,000	JPMC	06/20/18	USD	74,057,949	$1,525,261
EUR	97,104,000	UBSA	06/20/18	USD	120,568,017	407,274

Net Unrealized Depreciation						$(243,778)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Amsterdam Index Futures	04/20/18	427	EUR	45,091,200	$(863,927)
CAC 40 Index Futures	04/20/18	3,396	EUR	175,046,820	(3,328,136)
DAX Index Futures	06/15/18	528	EUR	159,977,400	(3,106,635)
Euro Stoxx 50 Index Futures	06/15/18	4,238	EUR	139,048,780	(3,551,477)
FTSE 100 Index Futures	06/15/18	2,310	GBP	161,549,850	(4,090,148)
FTSE MIB Index Futures	06/15/18	220	EUR	24,148,300	(263,022)
Hang Seng Index Futures	04/27/18	96	HKD	144,240,000	(11,388)
IBEX 35 Index Futures	04/20/18	285	EUR	27,278,205	(379,544)
MSCI Singapore Index Futures	04/27/18	909	SGD	35,832,780	490,271
Nikkei 225 Index Futures	06/07/18	2,181	JPY	46,804,260,000	12,923,314
OMX Stockholm 30 Index Futures	04/20/18	2,257	SEK	343,966,800	(672,465)
Russell 2000 Index Mini Futures	06/15/18	4,084	USD	312,671,040	(9,520,417)
SPI 200 Index Futures	06/21/18	848	AUD	121,603,200	(4,284,116)
U.S. Treasury Long Bond Futures	06/20/18	1,895	USD	277,854,375	6,909,042
U.S. Treasury Note 10 Year Futures	06/20/18	1,268	USD	153,606,313	1,662,294
U.S. Treasury Note 2 Year Futures	06/29/18	2,001	USD	425,431,361	240,184
U.S. Treasury Note 5 Year Futures	06/29/18	2,777	USD	317,858,025	1,384,629

Futures Contracts—Short
S&P 500 Index E-Mini Futures	06/15/18	(942)	USD	(124,485,300)	4,762,579
U.S. Treasury Ultra Long Bond Futures	06/20/18	(3,292)	USD	(528,263,125)	(21,829,034)

Net Unrealized Depreciation					$(23,527,996)

Swap Agreements

OTC Total Return Swaps

Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
1.000%	Annually	04/17/18	UBSA	MSCI Switzerland Net Return Index	CHF	107,318,732	$(7,424,983)	$—	$(7,424,983)
1.742%	Quarterly	08/31/18	JPMC	S&P GSCI Commodity Index	USD	290,213,702	6,447,369	—	6,447,369

Totals							$(977,614)	$—	$(977,614)

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Depreciation
Pay	3M LIBOR	Quarterly	2.470%	Semi-Annually	01/08/28	USD	260,000,000	$(7,697,526)	$4,077	$(7,701,603)
Pay	3M LIBOR	Quarterly	2.495%	Semi-Annually	01/10/28	USD	298,000,000	(8,174,355)	4,672	(8,179,027)
Pay	3M LIBOR	Quarterly	2.550%	Semi-Annually	01/16/28	USD	302,000,000	(6,850,816)	4,735	(6,855,551)
Pay	3M LIBOR	Quarterly	2.560%	Semi-Annually	01/11/28	USD	285,573,598	(6,222,803)	4,478	(6,227,281)
Pay	3M LIBOR	Quarterly	2.570%	Semi-Annually	01/12/28	USD	320,000,000	(6,697,693)	5,017	(6,702,710)

BHFTI-50

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Centrally Cleared Interest Rate Swaps—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Depreciation
Pay	3M LIBOR	Quarterly	2.570%	Semi-Annually	01/16/28	USD	312,000,000	$(6,535,373)	$4,893	$(6,540,266)
Pay	3M LIBOR	Quarterly	2.575%	Semi-Annually	01/18/28	USD	321,000,000	(6,580,237)	5,033	(6,585,270)
Pay	3M LIBOR	Quarterly	2.610%	Semi-Annually	01/19/28	USD	134,000,000	(2,339,720)	2,101	(2,341,821)

Totals								$(51,098,523)	$35,006	$(51,133,529)

(1)	There is no upfront payment premium paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

Glossary of Abbreviations

Counterparties

(HSBC)—	HSBC Bank plc
(JPMC)—	JPMorgan Chase Bank N.A.
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund

BHFTI-51

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$4,045,471,444	$—	$—	$4,045,471,444
Short-Term Investments
Mutual Fund	161,943,052	—	—	161,943,052
Repurchase Agreement	—	2,714,172,626	—	2,714,172,626
Total Short-Term Investments	161,943,052	2,714,172,626	—	2,876,115,678
Total Securities Lending Reinvestments*	—	1,595,043,769	—	1,595,043,769
Total Investments	$4,207,414,496	$4,309,216,395	$—	$8,516,630,891

Collateral for Securities Loaned (Liability)	$—	$(1,594,621,129)	$—	$(1,594,621,129)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$5,134,197	$—	$5,134,197
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(5,377,975)	—	(5,377,975)
Total Forward Contracts	$—	$(243,778)	$—	$(243,778)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$28,372,313	$—	$—	$28,372,313
Futures Contracts (Unrealized Depreciation)	(51,900,309)	—	—	(51,900,309)
Total Futures Contracts	$(23,527,996)	$—	$—	$(23,527,996)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(51,133,529)	$—	$(51,133,529)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$6,447,369	$—	$6,447,369
OTC Swap Contracts at Value (Liabilities)	—	(7,424,983)	—	(7,424,983)
Total OTC Swap Contracts	$—	$(977,614)	$—	$(977,614)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

BHFTI-52

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—83.3% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.4%
Acosta, Inc. 7.750%, 10/01/22 (144A)	490,000	$308,700
Clear Channel International B.V. 8.750%, 12/15/20 (144A)	1,233,000	1,288,485
MDC Partners, Inc. 6.500%, 05/01/24 (144A)	802,000	779,945

		2,377,130

Aerospace/Defense—1.2%
Arconic, Inc. 5.125%, 10/01/24 (a)	1,968,000	2,002,440
5.900%, 02/01/27	313,000	327,476
5.950%, 02/01/37	130,000	134,550
6.750%, 01/15/28	364,000	404,040
KLX, Inc. 5.875%, 12/01/22 (144A)	1,770,000	1,823,631
Kratos Defense & Security Solutions, Inc. 6.500%, 11/30/25 (144A)	365,000	377,775
Pioneer Holdings LLC / Pioneer Finance Corp. 9.000%, 11/01/22 (144A)	517,000	538,973
TransDigm, Inc. 6.000%, 07/15/22	574,000	585,480
6.375%, 06/15/26	12,000	12,090
6.500%, 07/15/24	1,167,000	1,196,175
6.500%, 05/15/25	422,000	426,220

		7,828,850

Airlines—0.2%
Continental Airlines Pass-Through Trust 6.125%, 04/29/18	900,000	900,000
Virgin Australia Pass-Through Trust 7.125%, 10/23/18 (144A)	402,602	405,138

		1,305,138

Apparel—0.0%
Levi Strauss & Co. 3.375%, 03/15/27 (EUR)	100,000	125,433

Auto Manufacturers—0.5%
Fiat Chrysler Automobiles NV 3.750%, 03/29/24 (EUR)	100,000	134,119
General Motors Financial Co., Inc. 5.750%, 3M LIBOR + 3.598%, 09/30/27 (b)	808,000	793,860
Jaguar Land Rover Automotive plc 2.200%, 01/15/24 (EUR)	100,000	122,437
Navistar International Corp. 6.625%, 11/01/25 (144A)	617,000	617,000
Tesla, Inc. 5.300%, 08/15/25 (144A)	1,062,000	926,595
Volvo Car AB 2.000%, 01/24/25 (EUR)	100,000	122,122
Wabash National Corp. 5.500%, 10/01/25 (144A)	513,000	500,175

		3,216,308

Auto Parts & Equipment—0.4%
Adient Global Holdings, Ltd. 3.500%, 08/15/24 (EUR)	200,000	249,781
Allison Transmission, Inc. 5.000%, 10/01/24 (144A)	36,000	35,685
American Axle & Manufacturing, Inc. 6.250%, 03/15/26	198,000	196,456
Faurecia 3.625%, 06/15/23 (EUR)	100,000	128,717
Gestamp Funding Luxembourg S.A. 3.500%, 05/15/23 (EUR)	100,000	127,518
Grupo-Antolin Irausa S.A. 3.250%, 04/30/24 (EUR)	100,000	126,211
HP Pelzer Holding GmbH 4.125%, 04/01/24 (EUR)	175,000	217,682
IHO Verwaltungs GmbH 2.750%, 3.500% PIK, 09/15/21 (EUR) (c)	100,000	125,260
3.250%, 4.000% PIK, 09/15/23 (EUR) (c)	300,000	379,471
3.750%, 4.500% PIK, 09/15/26 (EUR) (c)	150,000	192,334
4.125%, 4.875% PIK, 09/15/21 (144A) (c)	455,000	445,900
4.500%, 5.250% PIK, 09/15/23 (144A) (c)	200,000	194,000
4.750%, 5.500% PIIK, 09/15/26 (144A) (c)	270,000	260,212
LKQ Italia Bondco S.p.A. 3.875%, 04/01/24 (EUR)	200,000	259,266

		2,938,493

Banks—3.1%
Allied Irish Banks plc 4.125%, 5Y EUR Swap + 3.950%, 11/26/25 (EUR) (b)	225,000	296,591
Alpha Bank AE 2.500%, 02/05/23 (EUR)	150,000	184,345
Banco BPM S.p.A. 2.750%, 07/27/20 (EUR)	400,000	512,812
4.250%, 01/30/19 (EUR)	100,000	126,909
Banco Espirito Santo S.A. 2.625%, 05/08/17 (EUR) (d)	400,000	147,654
4.750%, 01/15/18 (EUR) (d)	1,000,000	359,907
Bank of America Corp. 5.125%, 3M LIBOR + 3.387%, 06/17/19 (b)	690,000	697,935
6.100%, 3M LIBOR + 3.898%, 03/17/25 (b)	734,000	772,535
6.250%, 3M LIBOR + 3.705%, 09/05/24 (b)	1,160,000	1,229,716
6.500%, 3M LIBOR + 4.174%, 10/23/24 (b)	1,027,000	1,104,128
Bank of Ireland 4.250%, 5Y EUR Swap + 3.550%, 06/11/24 (EUR) (b)	320,000	409,596
Bankia S.A. 3.375%, 5Y EUR Swap + 3.350%, 03/15/27 (EUR) (b)	100,000	130,708
4.000%, 5Y EUR Swap + 3.166%, 05/22/24 (EUR) (b)	300,000	382,576
CaixaBank S.A. 3.500%, 5Y EUR Swap + 3.350%, 02/15/27 (EUR) (b)	100,000	132,249
CIT Group, Inc. 5.250%, 03/07/25	393,000	402,361
5.800%, 3M LIBOR + 3.972%, 06/15/22 (b)	569,000	569,000
6.000%, 04/01/36	1,550,000	1,462,812
6.125%, 03/09/28	222,000	230,325
Citigroup, Inc. 5.950%, 3M LIBOR + 4.095%, 08/15/20 (b)	425,000	440,410

BHFTI-53

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Citigroup, Inc. 6.125%, 3M LIBOR + 4.478%, 11/15/20 (b)	375,000	$394,537
Deutsche Pfandbriefbank AG 4.600%, 02/22/27 (EUR)	100,000	132,945
Goldman Sachs Group, Inc. (The) 5.000%, 3M LIBOR + 2.874%, 11/10/22 (b)	1,765,000	1,716,462
Hongkong & Shanghai Banking Corp., Ltd. (The) 2.000%, 3M LIBOR, 04/27/18 (b)	100,000	90,079
IKB Deutsche Industriebank AG 4.000%, 5Y EUR Swap + 3.617%, 01/31/28 (EUR) (b)	100,000	123,568
Intesa Sanpaolo S.p.A. 6.625%, 09/13/23 (EUR)	400,000	606,725
JPMorgan Chase & Co. 5.000%, 3M LIBOR + 3.320%, 07/01/19 (a) (b)	350,000	353,115
5.300%, 3M LIBOR + 3.800%, 05/01/20 (b)	2,335,000	2,398,045
6.100%, 3M LIBOR + 3.330%, 10/01/24 (b)	1,507,000	1,582,350
6.125%, 3M LIBOR + 3.330%, 04/30/24 (a) (b)	243,000	254,543
Morgan Stanley 5.550%, 3M LIBOR + 3.810%, 07/15/20 (b)	345,000	355,702
National Bank of Greece S.A. 2.750%, 10/19/50 (EUR)	115,000	144,726
National Westminster Bank plc 2.250%, 05/28/18 (b)	100,000	90,500
Royal Bank of Scotland Group plc 8.625%, 5Y USD Swap + 7.598%, 08/15/21 (b)	238,000	258,527
UniCredit S.p.A. 4.375%, 5Y EUR Swap + 4.316%, 01/03/27 (EUR) (b)	200,000	266,282
5.750%, 5Y EUR Swap + 4.100%, 10/28/25 (EUR) (b)	150,000	203,512
6.950%, 10/31/22 (EUR)	200,000	300,718
Wells Fargo & Co. 5.875%, 3M LIBOR + 3.990%, 06/15/25 (b)	1,655,000	1,741,060
5.900%, 3M LIBOR + 3.110%, 06/15/24 (b)	380,000	391,438

		20,997,403

Building Materials—0.7%
American Woodmark Corp. 4.875%, 03/15/26 (144A)	220,000	214,775
BMBG Bond Finance SCA 3.000%, 06/15/21 (EUR)	100,000	124,712
CPG Merger Sub LLC 8.000%, 10/01/21 (144A)	764,000	770,685
Jeld-Wen, Inc. 4.625%, 12/15/25 (144A)	211,000	200,978
4.875%, 12/15/27 (144A)	140,000	132,300
Masonite International Corp. 5.625%, 03/15/23 (144A)	779,000	801,396
Norbord, Inc. 6.250%, 04/15/23 (144A)	540,000	568,350
Ply Gem Industries, Inc. 6.500%, 02/01/22	527,000	543,284
Standard Industries, Inc. 5.375%, 11/15/24 (144A)	112,000	113,400
Titan Global Finance plc 2.375%, 11/16/24 (EUR)	200,000	239,888
3.500%, 06/17/21 (EUR)	100,000	129,585

Building Materials—(Continued)
USG Corp. 4.875%, 06/01/27 (144A)	569,000	574,690
5.500%, 03/01/25 (144A)	239,000	249,158

		4,663,201

Chemicals—3.2%
Alpha 3 B.V. / Alpha U.S. Bidco, Inc. 6.250%, 02/01/25 (144A) (a)	1,675,000	1,695,937
Axalta Coating Systems Dutch Holding B.V. 3.750%, 01/15/25 (EUR)	210,000	270,146
Axalta Coating Systems LLC 4.875%, 08/15/24 (144A)	459,000	460,721
Blue Cube Spinco, Inc. 9.750%, 10/15/23	775,000	888,576
10.000%, 10/15/25	631,000	741,425
CF Industries, Inc. 4.950%, 06/01/43	423,000	369,068
5.150%, 03/15/34	225,000	214,313
7.125%, 05/01/20	141,000	150,518
Chemours Co. (The) 5.375%, 05/15/27 (a)	395,000	395,988
6.625%, 05/15/23 (a)	448,000	470,400
7.000%, 05/15/25 (a)	301,000	325,080
Hexion, Inc. 6.625%, 04/15/20	196,000	182,770
10.375%, 02/01/22 (144A) (a)	448,000	433,440
Huntsman International LLC 4.875%, 11/15/20	722,000	735,537
5.125%, 11/15/22	284,000	293,230
INEOS Finance plc 4.000%, 05/01/23 (EUR)	132,000	165,772
INEOS Group Holdings S.A. 5.375%, 08/01/24 (EUR)	200,000	259,588
Kronos International, Inc. 3.750%, 09/15/25 (EUR)	100,000	126,226
Momentive Performance Materials, Inc. 3.880%, 10/24/21	2,658,000	2,778,407
NOVA Chemicals Corp. 4.875%, 06/01/24 (144A)	641,000	613,758
Olin Corp. 5.125%, 09/15/27	172,000	169,635
Platform Specialty Products Corp. 5.875%, 12/01/25 (144A)	1,445,000	1,412,487
6.500%, 02/01/22 (144A) (a)	4,370,000	4,441,012
PQ Corp. 5.750%, 12/15/25 (144A)	931,000	921,690
6.750%, 11/15/22 (144A)	874,000	918,792
PSPC Escrow Corp. 6.000%, 02/01/23 (EUR)	138,000	176,594
Solvay Finance S.A. 5.118%, 5Y EUR Swap + 4.889%, 06/02/21 (EUR) (b)	200,000	273,524
Tronox Finance plc 5.750%, 10/01/25 (144A)	409,000	397,753
Venator Finance S.a.r.l. / Venator Materials LLC 5.750%, 07/15/25 (144A)	352,000	351,120

BHFTI-54

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Chemicals—(Continued)
Versum Materials, Inc. 5.500%, 09/30/24 (144A)	295,000	$304,588
WR Grace & Co. 5.125%, 10/01/21 (144A)	844,000	864,045

		21,802,140

Coal—0.2%
CONSOL Energy, Inc. 11.000%, 11/15/25 (144A) (a)	858,000	916,172
SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp. 7.500%, 06/15/25 (144A)	649,000	668,470

		1,584,642

Commercial Services—3.4%
ADT Corp. (The) 3.500%, 07/15/22	465,000	431,869
4.125%, 06/15/23 (a)	346,000	325,240
4.875%, 07/15/32 (144A)	1,079,000	933,335
6.250%, 10/15/21 (a)	463,000	482,677
APX Group, Inc. 6.375%, 12/01/19	148,000	148,925
7.875%, 12/01/22	456,000	474,240
8.750%, 12/01/20	647,000	650,235
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.125%, 06/01/22 (144A)	1,127,000	1,127,056
Avis Budget Finance plc 4.125%, 11/15/24 (EUR)	150,000	189,219
Booz Allen Hamilton, Inc. 5.125%, 05/01/25 (144A)	878,000	856,050
Ceridian HCM Holding, Inc. 11.000%, 03/15/21 (144A)	710,000	734,850
Cognita Financing plc 7.750%, 08/15/21 (GBP)	125,000	180,636
EC Finance plc 2.375%, 11/15/22 (EUR)	100,000	123,230
Elis S.A. 1.875%, 02/15/23 (EUR)	100,000	122,411
Europcar Groupe S.A. 4.125%, 11/15/24 (EUR)	100,000	122,737
Flexi-Van Leasing, Inc. 10.000%, 02/15/23 (144A)	455,000	451,587
Gartner, Inc. 5.125%, 04/01/25 (144A)	418,000	418,000
Herc Rentals, Inc. 7.500%, 06/01/22 (144A)	185,000	197,488
7.750%, 06/01/24 (144A)	365,000	395,112
Hertz Corp. (The) 7.625%, 06/01/22 (144A)	908,000	921,620
Hertz Holdings Netherlands B.V. 5.500%, 03/30/23 (EUR)	177,000	217,790
IHS Markit, Ltd. 4.000%, 03/01/26 (144A)	277,000	265,920
4.750%, 02/15/25 (144A)	548,000	556,220

Commercial Services—(Continued)
Iron Mountain UK plc 3.875%, 11/15/25 (GBP)	110,000	145,999
Jaguar Holding Co. II / Pharmaceutical Product Development LLC 6.375%, 08/01/23 (144A)	2,853,000	2,885,096
KAR Auction Services, Inc. 5.125%, 06/01/25 (144A)	569,000	566,155
La Financiere Atalian SAS 4.000%, 05/15/24 (EUR)	166,000	207,993
Laureate Education, Inc. 8.250%, 05/01/25 (144A)	270,000	289,575
Live Nation Entertainment, Inc. 4.875%, 11/01/24 (144A)	67,000	65,325
5.625%, 03/15/26 (144A) (a)	185,000	187,313
Loxam SAS 3.500%, 05/03/23 (EUR)	224,000	283,198
6.000%, 04/15/25 (EUR)	100,000	132,403
Matthews International Corp. 5.250%, 12/01/25 (144A)	140,000	137,900
Prime Security Services Borrower LLC / Prime Finance, Inc. 9.250%, 05/15/23 (144A)	3,132,000	3,394,086
Ritchie Bros Auctioneers, Inc. 5.375%, 01/15/25 (144A)	377,000	377,000
Service Corp. International 5.375%, 05/15/24	665,000	690,968
ServiceMaster Co. LLC (The) 5.125%, 11/15/24 (144A)	290,000	280,575
Team Health Holdings, Inc. 6.375%, 02/01/25 (144A) (a)	946,000	811,290
United Rentals North America, Inc. 4.625%, 07/15/23	382,000	388,685
4.625%, 10/15/25	888,000	863,580
Verisure Holding AB 6.000%, 11/01/22 (EUR)	112,500	145,813
Verisure Midholding AB 5.750%, 12/01/23 (EUR)	100,000	121,517
WEX, Inc. 4.750%, 02/01/23 (144A)	1,135,000	1,140,334

		23,441,252

Computers—0.6%
Dell International LLC / EMC Corp. 6.020%, 06/15/26 (144A)	635,000	683,845
7.125%, 06/15/24 (144A) (a)	1,453,000	1,553,940
Harland Clarke Holdings Corp. 8.375%, 08/15/22 (144A)	306,000	311,355
Riverbed Technology, Inc. 8.875%, 03/01/23 (144A)	266,000	252,700
Western Digital Corp. 4.750%, 02/15/26	1,508,000	1,504,682

		4,306,522

Cosmetics/Personal Care—0.1%
Coty, Inc. 4.000%, 04/15/23 (EUR)	100,000	123,814
4.750%, 04/15/26 (EUR)	100,000	122,134

BHFTI-55

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Cosmetics/Personal Care—(Continued)
Coty, Inc. 6.500%, 04/15/26 (144A)	229,000	$230,145

		476,093

Distribution/Wholesale—0.9%
American Tire Distributors, Inc. 10.250%, 03/01/22 (144A)	979,000	999,804
Beacon Roofing Supply, Inc. 6.375%, 10/01/23	28,000	29,400
HD Supply, Inc. 5.750%, 04/15/24 (144A)	4,479,000	4,718,402
Rexel S.A. 2.625%, 06/15/24 (EUR)	125,000	156,814
3.500%, 06/15/23 (EUR)	206,000	264,308

		6,168,728

Diversified Financial Services—3.8%
Aircastle, Ltd. 7.625%, 04/15/20	48,000	51,360
Alliance Data Systems Corp. 5.375%, 08/01/22 (144A)	1,080,000	1,080,000
5.875%, 11/01/21 (144A)	1,383,000	1,410,660
Ally Financial, Inc. 8.000%, 11/01/31	3,184,000	3,884,480
Arrow Global Finance plc 2.875%, 3M EURIBOR + 2.875%, 04/01/25 (EUR) (b)	100,000	119,893
3.750%, 3M EURIBOR + 3.750%, 03/01/26 (EUR) (b)	100,000	121,353
5.125%, 09/15/24 (GBP)	100,000	138,531
Banca IFIS S.p.A. 4.500%, 5Y EUR Swap + 4.251%, 10/17/27 (EUR) (b)	125,000	155,396
Blackstone CQP Holdco L.P. 6.000%, 08/18/21 (144A)	533,000	534,332
6.500%, 03/20/21 (144A)	3,261,000	3,277,305
Cabot Financial Luxembourg S.A. 7.500%, 10/01/23 (GBP)	100,000	146,614
FBM Finance, Inc. 8.250%, 08/15/21 (144A)	300,000	313,500
Garfunkelux Holdco 3 S.A. 4.500%, 3M EURIBOR + 4.500%, 09/01/23 (EUR) (b)	100,000	112,746
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp. 6.000%, 08/01/20	402,000	410,040
6.250%, 02/01/22 (a)	529,000	538,257
6.750%, 02/01/24	645,000	656,287
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.375%, 12/15/25	722,000	725,610
Infinity Acquisition LLC / Infinity Acquisition Finance Corp. 7.250%, 08/01/22 (144A)	117,000	116,123
Intrum Justitia AB 2.750%, 07/15/22 (EUR)	200,000	240,559
Jefferies Finance LLC / JFIN Co-Issuer Corp. 6.875%, 04/15/22 (144A)	1,447,000	1,432,530
7.375%, 04/01/20 (144A)	305,000	308,050
Jerrold Finco plc 6.125%, 01/15/24 (GBP)	100,000	136,888
6.250%, 09/15/21 (GBP)	100,000	140,525

Diversified Financial Services—(Continued)
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 5.250%, 03/15/22 (144A)	76,000	76,000
5.250%, 10/01/25 (144A)	672,000	636,720
Lehman Brothers Holdings, Inc. Zero Coupon, 02/05/14 (EUR) (d) (i)	4,500,000	221,481
4.750%, 01/16/14 (EUR) (d) (i)	2,140,000	105,326
5.375%, 10/17/12 (EUR) (d) (i)	350,000	17,226
LHC3 plc 4.125%, 4.875% PIK, 08/15/24 (EUR) (c)	202,000	250,069
Lincoln Finance, Ltd. 6.875%, 04/15/21 (EUR)	100,000	127,235
Lions Gate Capital Holdings LLC 5.875%, 11/01/24 (144A)	212,000	220,215
Mercury Bondco plc 7.125%, 7.875% PIK, 05/30/21 (EUR) (c)	100,000	126,845
8.250%, 9.000% PIK., 05/30/21 (EUR) (c)	299,000	383,168
Navient Corp. 5.625%, 08/01/33	500,000	437,500
5.875%, 10/25/24 (a)	323,000	316,540
6.125%, 03/25/24 (a)	111,000	110,584
6.500%, 06/15/22	648,000	669,870
6.625%, 07/26/21	422,000	438,352
6.750%, 06/25/25 (a)	444,000	450,105
7.250%, 09/25/23	436,000	455,620
NFP Corp. 6.875%, 07/15/25 (144A)	193,000	191,553
OneMain Financial Holdings LLC 7.250%, 12/15/21 (144A)	335,000	347,144
Pershing Square Holdings, Ltd. 5.500%, 07/15/22 (144A) (e)	1,000,000	1,020,650
Springleaf Finance Corp. 5.625%, 03/15/23	180,000	176,850
6.875%, 03/15/25 (a)	809,000	812,034
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.750%, 06/01/25 (144A)	1,151,000	1,149,561
Travelport Corporate Finance plc 6.000%, 03/15/26 (144A) (a)	385,000	386,444
Vantiv LLC / Vanity Issuer Corp. 3.875%, 11/15/25 (144A) (GBP)	155,000	214,181
4.375%, 11/15/25 (144A)	404,000	390,365

		25,782,677

Electric—1.7%
AES Corp. 4.500%, 03/15/23 (a)	346,000	352,297
4.875%, 05/15/23 (a)	449,000	456,858
5.125%, 09/01/27 (a)	750,000	763,125
5.500%, 04/15/25	175,000	180,906
6.000%, 05/15/26	602,000	633,605
Calpine Corp. 5.250%, 06/01/26 (144A)	1,717,000	1,656,905
5.875%, 01/15/24 (144A)	744,000	751,291
ContourGlobal Power Holdings S.A. 5.125%, 06/15/21 (EUR)	200,000	251,012

BHFTI-56

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
DPL, Inc. 7.250%, 10/15/21	64,000	$69,360
Dynegy, Inc. 5.875%, 06/01/23	83,000	85,092
7.375%, 11/01/22	761,000	801,904
8.000%, 01/15/25 (144A)	664,000	722,100
8.125%, 01/30/26 (144A)	397,000	438,189
Enel S.p.A. 5.000%, 5Y EUR Swap + 3.648%, 01/15/75 (EUR) (b)	100,000	132,027
6.625%, 5Y GBP Swap + 4.089%, 09/15/76 (GBP) (b)	100,000	158,539
7.750%, 5Y GBP Swap + 5.662%, 09/10/75 (GBP) (b)	100,000	158,620
Gas Natural Fenosa Finance B.V. 4.125%, 8Y EUR Swap + 3.353%, 11/18/22 (EUR) (b)	200,000	260,998
NextEra Energy Operating Partners L.P. 4.250%, 09/15/24 (144A)	407,000	394,790
NRG Energy, Inc. 5.750%, 01/15/28 (144A)	444,000	434,010
6.625%, 01/15/27	1,819,000	1,859,928
NRG Yield Operating LLC 5.375%, 08/15/24	507,000	508,901
Origin Energy Finance, Ltd. 4.000%, 5Y EUR Swap + 3.670%, 09/16/74 (EUR) (b)	100,000	128,055
Talen Energy Supply LLC 6.500%, 06/01/25	402,000	283,410

		11,481,922

Electrical Components & Equipment—0.0%
Belden, Inc. 4.125%, 10/15/26 (EUR)	100,000	129,105
Senvion Holding GmbH 3.875%, 10/25/22 (EUR)	104,000	114,940

		244,045

Electronics—0.0%
Itron, Inc. 5.000%, 01/15/26 (144A)	55,000	54,191

Energy-Alternate Sources—0.2%
Pattern Energy Group, Inc. 5.875%, 02/01/24 (144A)	533,000	544,993
TerraForm Power Operating LLC 4.250%, 01/31/23 (144A)	413,000	396,996
5.000%, 01/31/28 (144A)	412,000	390,885

		1,332,874

Engineering & Construction—0.5%
Brand Industrial Services, Inc. 8.500%, 07/15/25 (144A)	858,000	893,392
Engility Corp. 8.875%, 09/01/24	502,000	521,929
New Enterprise Stone & Lime Co., Inc. 6.250%, 03/15/26 (144A)	166,000	166,208
10.125%, 04/01/22 (144A)	384,000	411,840

Engineering & Construction—(Continued)
SPIE S.A. 3.125%, 03/22/24 (EUR)	100,000	123,968
Swissport Financing S.a.r.l. 6.750%, 12/15/21 (EUR)	100,000	126,123
Tutor Perini Corp. 6.875%, 05/01/25 (144A)	521,000	536,630
Weekley Homes LLC / Weekley Finance Corp. 6.625%, 08/15/25 (144A)	142,000	140,225
WFS Global Holding SAS 9.500%, 07/15/22 (EUR)	100,000	130,797

		3,051,112

Entertainment—1.0%
Boyne USA, Inc. 7.250%, 05/01/25 (144A)	176,000	180,620
Codere Finance 2 Luxembourg S.A. 6.750%, 11/01/21 (EUR)	100,000	128,698
CPUK Finance, Ltd. 4.250%, 02/28/47 (GBP)	100,000	141,090
4.875%, 02/28/47 (GBP)	100,000	140,685
Eldorado Resorts, Inc. 6.000%, 04/01/25	256,000	259,840
GLP Capital L.P. / GLP Financing II, Inc. 5.375%, 11/01/23 (a)	114,000	118,101
5.375%, 04/15/26	306,000	310,590
International Game Technology plc 4.750%, 02/15/23 (EUR)	150,000	202,106
Jacobs Entertainment, Inc. 7.875%, 02/01/24 (144A)	142,000	150,520
Scientific Games International, Inc.
5.000%, 10/15/25 (144A)	1,031,000	1,002,647
5.500%, 02/15/26 (EUR)	112,000	129,211
10.000%, 12/01/22	2,453,000	2,641,574
Six Flags Entertainment Corp. 4.875%, 07/31/24 (144A)	879,000	855,926
5.500%, 04/15/27 (144A)	51,000	50,490
Vue International Bidco plc 7.875%, 07/15/20 (GBP)	182,000	259,496
Waterford Gaming LLC / Waterford Gaming Financial Corp. 8.625%, 09/15/49 (144A) (d) (f) (g)	294,455	0
WMG Acquisition Corp. 4.125%, 11/01/24 (EUR)	100,000	128,711
5.500%, 04/15/26 (144A)	267,000	268,335

		6,968,640

Environmental Control—0.5%
Advanced Disposal Services, Inc. 5.625%, 11/15/24 (144A)	549,000	554,490
Core & Main L.P. 6.125%, 08/15/25 (144A) (a)	931,000	910,052
Paprec Holding S.A. 4.000%, 03/31/25 (EUR)	100,000	123,525
5.250%, 04/01/22 (EUR)	109,000	137,640
Tervita Escrow Corp. 7.625%, 12/01/21 (144A)	968,000	982,104

BHFTI-57

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Environmental Control—(Continued)
Waste Pro USA, Inc. 5.500%, 02/15/26 (144A)	179,000	$176,762
Wrangler Buyer Corp. 6.000%, 10/01/25 (144A)	492,000	483,390

		3,367,963

Food—1.0%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC 5.750%, 03/15/25	318,000	271,190
6.625%, 06/15/24	253,000	226,751
Casino Guichard Perrachon S.A. 4.498%, 03/07/24 (EUR)	300,000	390,384
4.561%, 01/25/23 (EUR)	200,000	267,691
Chobani LLC / Chobani Finance Corp., Inc. 7.500%, 04/15/25 (144A)	757,000	779,710
JBS USA LUX S.A. / JBS USA Finance, Inc. 5.750%, 06/15/25 (144A)	1,295,000	1,207,588
5.875%, 07/15/24 (144A)	487,000	474,971
6.750%, 02/15/28 (144A)	646,000	620,160
Pilgrim’s Pride Corp. 5.750%, 03/15/25 (144A)	517,000	502,064
5.875%, 09/30/27 (144A)	446,000	420,266
Post Holdings, Inc. 5.000%, 08/15/26 (144A)	1,505,000	1,429,750
5.500%, 03/01/25 (144A)	105,000	103,425
5.750%, 03/01/27 (144A)	141,000	140,295

		6,834,245

Food Service—0.1%
Aramark Services, Inc. 4.750%, 06/01/26	410,000	396,675
5.000%, 04/01/25 (144A)	7,000	7,055
5.000%, 02/01/28 (144A) (a)	532,000	520,695
5.125%, 01/15/24	43,000	43,860

		968,285

Forest Products & Paper—0.1%
Mercer International, Inc. 5.500%, 01/15/26 (144A)	266,000	264,005
6.500%, 02/01/24	272,000	284,920
Sappi Papier Holding GmbH 4.000%, 04/01/23 (EUR)	100,000	127,813
Stora Enso Oyj 2.500%, 06/07/27 (EUR)	100,000	124,297

		801,035

Gas—0.2%
NGL Energy Partners L.P. / NGL Energy Finance Corp. 5.125%, 07/15/19	247,000	246,383
6.875%, 10/15/21	1,299,000	1,295,752

		1,542,135

Healthcare-Products—1.6%
3AB Optique Developpement SAS 4.000%, 10/01/23 (EUR)	100,000	122,385
Avantor, Inc. 4.750%, 10/01/24 (EUR)	147,000	179,549
6.000%, 10/01/24 (144A)	3,591,000	3,573,045
9.000%, 10/01/25 (144A)	918,000	904,230
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp. 8.125%, 06/15/21 (144A)	1,801,000	1,805,502
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC 4.875%, 04/15/20 (144A)	155,000	147,250
5.500%, 04/15/25 (144A) (a)	1,018,000	790,222
5.625%, 10/15/23 (144A) (a)	291,000	232,800
5.750%, 08/01/22 (144A) (a)	154,000	131,670
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics S.A. 6.625%, 05/15/22 (144A) (a)	2,593,000	2,528,175
Sterigenics-Nordion Holdings LLC 6.500%, 05/15/23 (144A)	241,000	242,808

		10,657,636

Healthcare-Services—4.3%
Acadia Healthcare Co., Inc. 5.125%, 07/01/22	155,000	155,000
5.625%, 02/15/23 (a)	406,000	411,075
6.500%, 03/01/24	159,000	165,360
Air Medical Group Holdings, Inc. 6.375%, 05/15/23 (144A) (a)	195,000	184,763
Centene Corp. 6.125%, 02/15/24	90,000	93,663
Charles River Laboratories International, Inc. 5.500%, 04/01/26 (144A)	281,000	284,864
CHS/Community Health Systems, Inc. 5.125%, 08/01/21 (a)	93,000	86,490
6.250%, 03/31/23	434,000	399,823
8.000%, 11/15/19 (a)	426,000	382,335
DaVita, Inc. 5.000%, 05/01/25	194,000	187,511
5.125%, 07/15/24	455,000	444,194
Eagle Holding Co. II LLC 7.625%, 8.375% PIK, 05/15/22 (144A) (c)	622,000	626,665
Envision Healthcare Corp. 5.125%, 07/01/22 (144A)	163,000	162,185
5.625%, 07/15/22 (a)	929,000	933,180
6.250%, 12/01/24 (144A) (a)	491,000	506,957
HCA, Inc. 4.500%, 02/15/27	624,000	602,160
4.750%, 05/01/23	1,097,000	1,109,341
5.000%, 03/15/24	2,620,000	2,646,200
5.250%, 04/15/25	753,000	769,717
5.250%, 06/15/26	775,000	785,075
5.375%, 02/01/25	1,007,000	1,009,517
5.500%, 06/15/47	2,242,000	2,166,332
5.875%, 03/15/22	1,151,000	1,212,866
5.875%, 05/01/23	520,000	538,200
5.875%, 02/15/26	696,000	708,180

BHFTI-58

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
HealthSouth Corp. 5.750%, 11/01/24	321,000	$326,618
MEDNAX, Inc. 5.250%, 12/01/23 (144A)	257,000	258,285
Molina Healthcare, Inc. 4.875%, 06/15/25 (144A)	252,000	234,990
MPH Acquisition Holdings LLC 7.125%, 06/01/24 (144A)	1,137,000	1,173,952
Polaris Intermediate Corp. 8.500%, 9.250% PIK, 12/01/22 (144A) (c)	1,861,000	1,898,239
RegionalCare Hospital Partners Holdings, Inc. 8.250%, 05/01/23 (144A)	313,000	325,520
Surgery Center Holdings, Inc. 6.750%, 07/01/25 (144A)	644,000	624,680
Surgery Center Holdings, Inc. 8.875%, 04/15/21 (144A)	329,000	342,983
Synlab Bondco plc 6.250%, 07/01/22 (EUR)	155,000	198,484
Synlab Unsecured Bondco plc 8.250%, 07/01/23 (EUR)	100,000	131,523
Tenet Healthcare Corp. 4.625%, 07/15/24 (144A)	2,157,000	2,073,416
5.125%, 05/01/25 (144A) (a)	235,000	225,894
6.000%, 10/01/20	1,595,000	1,648,831
6.750%, 06/15/23 (a)	919,000	899,471
7.500%, 01/01/22 (144A) (a)	410,000	432,037
8.125%, 04/01/22	1,448,000	1,509,540
Unilabs Subholding AB 5.750%, 05/15/25 (EUR)	100,000	124,024
WellCare Health Plans, Inc. 5.250%, 04/01/25	204,000	204,765

		29,204,905

Holding Companies-Diversified—0.0%
ProGroup AG 5.125%, 05/01/22 (EUR)	131,000	165,315

Home Builders—1.2%
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. 6.125%, 07/01/22 (144A)	793,000	813,816
K Hovnanian Enterprises, Inc. 10.000%, 07/15/22 (144A)	396,000	420,631
Lennar Corp. 4.125%, 01/15/22	286,000	281,267
4.750%, 04/01/21	42,000	42,735
4.750%, 11/15/22	459,000	461,869
4.750%, 11/29/27 (144A) (a)	820,000	785,150
4.875%, 12/15/23	344,000	345,324
5.250%, 06/01/26 (144A)	881,000	869,987
6.625%, 05/01/20 (144A)	110,000	116,188
Mattamy Group Corp. 6.500%, 10/01/25 (144A)	92,000	92,920
6.875%, 12/15/23 (144A)	387,000	397,642

Home Builders—(Continued)
MDC Holdings, Inc. 6.000%, 01/15/43	456,000	419,520
Meritage Homes Corp. 5.125%, 06/06/27	186,000	175,770
PulteGroup, Inc. 6.000%, 02/15/35	583,000	590,287
6.375%, 05/15/33	548,000	572,660
TRI Pointe Group, Inc. 4.875%, 07/01/21	288,000	289,886
5.250%, 06/01/27	212,000	199,280
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 4.375%, 06/15/19	355,000	355,888
5.875%, 06/15/24	167,000	169,455
William Lyon Homes, Inc. 5.875%, 01/31/25 (a)	233,000	228,177
6.000%, 09/01/23 (144A)	126,000	125,528
Williams Scotsman International, Inc. 7.875%, 12/15/22 (144A)	248,000	256,525

		8,010,505

Home Furnishings—0.0%
Tempur Sealy International, Inc. 5.500%, 06/15/26	224,000	215,600

Household Products/Wares—0.1%
ACCO Brands Corp. 5.250%, 12/15/24 (144A)	81,000	81,405
Diamond BC B.V. 5.625%, 08/15/25 (EUR)	100,000	117,828
Prestige Brands, Inc. 6.375%, 03/01/24 (144A)	10,000	10,250
Spectrum Brands, Inc. 5.750%, 07/15/25	504,000	514,080

		723,563

Insurance—1.2%
Achmea B.V. 4.250%, 3M EURIBOR + 4.550%, 02/04/25 (EUR) (b)	100,000	129,305
Acrisure LLC / Acrisure Finance, Inc. 7.000%, 11/15/25 (144A)	410,000	393,600
Alliant Holdings Intermediate LLC 8.250%, 08/01/23 (144A)	2,404,000	2,476,120
Ardonagh Midco 3 plc 8.375%, 07/15/23 (GBP)	200,000	287,615
Ardonagh Midco 3 plc 8.625%, 07/15/23 (144A)	1,028,000	1,061,410
Assicurazioni Generali S.p.A. 5.500%, 3M EURIBOR + 5.350%, 10/27/47 (EUR) (b)	100,000	141,348
6.416%, 3M GBP LIBOR + 2.200%, 02/08/22 (GBP) (b)	100,000	149,751
7.750%, 3M EURIBOR + 7.113%, 12/12/42 (EUR) (b)	200,000	308,979
AssuredPartners, Inc. 7.000%, 08/15/25 (144A)	123,000	121,462
BNP Paribas Cardif S.A. 4.032%, 3M EURIBOR + 3.930%, 11/25/25 (EUR) (b)	100,000	133,371

BHFTI-59

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Credit Agricole Assurances S.A. 4.500%, 5Y EUR Swap + 4.350%, 10/14/25 (EUR) (b)	100,000	$135,503
Groupama S.A. 6.000%, 01/23/27 (EUR)	100,000	148,924
6.375%, 3M EURIBOR + 5.770%, 05/28/24 (EUR) (b)	100,000	143,687
HUB International, Ltd. 7.875%, 10/01/21 (144A)	2,003,000	2,073,105
Radian Group, Inc. 5.250%, 06/15/20	62,000	63,937
7.000%, 03/15/21	41,000	44,331
USIS Merger Sub, Inc. 6.875%, 05/01/25 (144A)	145,000	145,000

		7,957,448

Internet—0.8%
Netflix, Inc. 4.375%, 11/15/26 (a)	443,000	418,635
5.375%, 02/01/21	100,000	103,500
5.500%, 02/15/22	4,000	4,150
Symantec Corp. 5.000%, 04/15/25 (144A)	383,000	386,275
United Group B.V. 4.375%, 07/01/22 (EUR)	126,000	157,726
4.375%, 3M EURIBOR + 4.375%, 07/01/23 (EUR) (b)	132,000	163,018
Zayo Group LLC / Zayo Capital, Inc. 5.750%, 01/15/27 (144A)	2,054,000	2,007,785
6.000%, 04/01/23	1,351,000	1,388,153
6.375%, 05/15/25	452,000	467,820
ZPG plc 3.750%, 07/15/23 (GBP)	100,000	135,899

		5,232,961

Iron/Steel—0.8%
ArcelorMittal 3.125%, 01/14/22 (EUR)	100,000	132,644
Big River Steel LLC / BRS Finance Corp. 7.250%, 09/01/25 (144A)	413,000	428,488
Cleveland-Cliffs, Inc. 4.875%, 01/15/24 (144A)	424,000	411,280
Ovako AB 5.000%, 10/05/22 (EUR)	100,000	126,389
Signode Industrial Group Lux S.A. / Signode Industrial Group U.S., Inc. 6.375%, 05/01/22 (144A) (a)	969,000	996,859
Steel Dynamics, Inc. 4.125%, 09/15/25	450,000	428,625
5.000%, 12/15/26	120,000	120,000
5.125%, 10/01/21	480,000	487,776
5.250%, 04/15/23	619,000	626,737
5.500%, 10/01/24	140,000	144,368
thyssenkrupp AG 1.375%, 03/03/22 (EUR)	225,000	277,912
United States Steel Corp. 6.250%, 03/15/26	720,000	718,200

Iron/Steel—(Continued)
United States Steel Corp. 6.875%, 08/15/25	597,000	613,418

		5,512,696

Leisure Time—0.4%
Cirsa Funding Luxembourg S.A. 5.875%, 05/15/23 (EUR)	200,000	252,946
Pinnacle Bidco plc 6.375%, 02/15/25 (GBP)	100,000	140,643
Sabre GLBL, Inc. 5.250%, 11/15/23 (144A)	321,000	324,306
5.375%, 04/15/23 (144A)	536,000	540,690
Viking Cruises, Ltd. 5.875%, 09/15/27 (144A)	1,213,000	1,149,318
6.250%, 05/15/25 (144A)	299,000	299,000

		2,706,903

Lodging—1.0%
CRC Escrow Issuer LLC / CRC Finco, Inc. 5.250%, 10/15/25 (144A)	796,000	763,109
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.625%, 04/01/25	158,000	157,803
MGM Resorts International 5.250%, 03/31/20	627,000	642,744
6.625%, 12/15/21	1,714,000	1,839,876
6.750%, 10/01/20	890,000	945,625
7.750%, 03/15/22	389,000	432,762
Station Casinos LLC 5.000%, 10/01/25 (144A)	203,000	192,850
Wyndham Hotels & Resorts, Inc. 5.375%, 04/15/26 (144A)	402,000	405,015
Wyndham Worldwide Corp. 4.150%, 04/01/24	248,000	247,358
4.500%, 04/01/27	107,000	106,284
5.100%, 10/01/25	60,000	62,044
Wynn Macau, Ltd. 4.875%, 10/01/24 (144A)	200,000	195,000
5.500%, 10/01/27 (144A)	600,000	588,000

		6,578,470

Machinery-Construction & Mining—0.8%
BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.250%, 03/15/24 (144A)	2,547,000	2,730,842
Orano SA 4.875%, 09/23/24 (EUR)	200,000	269,469
Terex Corp. 5.625%, 02/01/25 (144A)	849,000	850,061
Vertiv Group Corp. 9.250%, 10/15/24 (144A)	1,366,000	1,427,470

		5,277,842

Machinery-Diversified—0.4%
Cleaver-Brooks, Inc. 7.875%, 03/01/23 (144A)	103,000	106,991

BHFTI-60

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Machinery-Diversified—(Continued)
CNH Industrial Finance Europe S.A. 1.750%, 09/12/25 (EUR)	125,000	$155,212
Platin 1426 GmbH 5.375%, 06/15/23 (EUR)	135,000	163,769
RBS Global, Inc. / Rexnord LLC 4.875%, 12/15/25 (144A)	490,000	475,300
SPX FLOW, Inc. 5.625%, 08/15/24 (144A)	225,000	228,937
5.875%, 08/15/26 (144A)	121,000	124,328
Titan Acquisition, Ltd. / Titan Co-Borrower LLC 7.750%, 04/15/26 (144A)	1,276,000	1,272,012

		2,526,549

Media—8.1%
Altice Financing S.A. 6.625%, 02/15/23 (144A) (a)	600,000	594,000
7.500%, 05/15/26 (144A) (a)	1,142,000	1,119,160
Altice Luxembourg S.A. 6.250%, 02/15/25 (EUR)	110,000	125,374
7.250%, 05/15/22 (EUR)	484,000	577,672
7.750%, 05/15/22 (144A) (a)	2,690,000	2,498,311
Altice U.S. Finance I Corp. 5.375%, 07/15/23 (144A)	2,146,000	2,173,898
5.500%, 05/15/26 (144A)	299,000	292,243
AMC Networks, Inc. 4.750%, 08/01/25 (a)	634,000	610,941
5.000%, 04/01/24 (a)	210,000	207,516
Cablevision Systems Corp. 8.000%, 04/15/20	1,109,000	1,169,302
CBS Radio, Inc. 7.250%, 11/01/24 (144A) (a)	186,000	189,488
CCO Holdings LLC / CCO Holdings Capital Corp. 4.000%, 03/01/23 (144A) (a)	591,000	567,360
5.000%, 02/01/28 (144A) (a)	1,325,000	1,242,187
5.125%, 05/01/27 (144A)	4,750,000	4,509,650
Cequel Communications Holdings I LLC / Cequel Capital Corp. 5.125%, 12/15/21 (144A)	2,343,000	2,338,131
6.375%, 09/15/20 (144A)	179,000	182,138
7.500%, 04/01/28 (144A)	1,067,000	1,091,007
7.750%, 07/15/25 (144A)	1,918,000	2,028,285
Clear Channel Worldwide Holdings, Inc. 6.500%, 11/15/22	4,362,000	4,445,755
7.625%, 03/15/20	2,654,000	2,650,682
CSC Holdings LLC 5.250%, 06/01/24 (a)	803,000	763,854
10.125%, 01/15/23 (144A)	1,581,000	1,754,910
10.875%, 10/15/25 (144A)	3,576,000	4,201,764
DISH DBS Corp. 5.000%, 03/15/23 (a)	1,456,000	1,308,580
5.875%, 07/15/22	515,000	492,469
5.875%, 11/15/24	497,000	442,951
7.750%, 07/01/26 (a)	2,040,000	1,913,010
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance 7.875%, 05/15/24 (144A) (a)	233,000	222,753

Media—(Continued)
Meredith Corp. 6.875%, 02/01/26 (144A)	352,000	361,240
Midcontinent Communications / Midcontinent Finance Corp. 6.875%, 08/15/23 (144A)	568,000	597,110
NBCUniversal Enterprise, Inc. 5.250%, 03/19/12 (144A)	255,000	264,563
Radiate Holdco LLC / Radiate Finance, Inc. 6.625%, 02/15/25 (144A) (a)	493,000	453,560
6.875%, 02/15/23 (144A)	136,000	131,580
SFR Group S.A. 5.375%, 05/15/22 (EUR)	245,000	306,681
6.000%, 05/15/22 (144A)	1,713,000	1,674,423
7.375%, 05/01/26 (144A)	3,166,000	3,015,615
Sirius XM Radio, Inc. 5.000%, 08/01/27 (144A)	290,000	272,600
TEGNA, Inc. 5.500%, 09/15/24 (144A)	158,000	161,160
Telenet Finance Luxembourg Notes S.a.r.l. 5.500%, 03/01/28 (144A)	800,000	765,000
Telenet Finance VI Luxembourg SCA 4.875%, 07/15/27 (EUR)	142,200	188,751
Townsquare Media, Inc. 6.500%, 04/01/23 (144A) (a)	525,000	493,500
Tribune Media Co. 5.875%, 07/15/22	26,000	26,358
Unitymedia GmbH 3.750%, 01/15/27 (EUR)	200,000	258,439
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 3.500%, 01/15/27 (EUR)	100,000	128,890
5.625%, 04/15/23 (EUR)	72,800	92,166
Univision Communications, Inc. 5.125%, 02/15/25 (144A) (a)	843,000	786,097
UPCB Finance IV, Ltd. 5.375%, 01/15/25 (144A)	250,000	241,250
UPCB Finance VII, Ltd. 3.625%, 06/15/29 (EUR)	100,000	119,286
UPCB Finance, Ltd. 4.000%, 01/15/27 (EUR)	100,000	126,564
Urban One, Inc. 7.375%, 04/15/22 (144A)	220,000	217,800
Videotron, Ltd. 5.125%, 04/15/27 (144A)	618,000	605,640
Virgin Media Finance plc 5.750%, 01/15/25 (144A)	1,435,000	1,374,012
Virgin Media Receivables Financing Notes I DAC 5.500%, 09/15/24 (GBP)	359,000	493,575
Virgin Media Receivables Financing Notes II DAC 5.750%, 04/15/23 (GBP)	100,000	140,609
Virgin Media Secured Finance plc 4.875%, 01/15/27 (GBP)	100,000	138,083
5.500%, 01/15/25 (GBP)	450,000	645,556
6.250%, 03/28/29 (GBP)	100,000	148,188
Ziggo Bond Co. B.V. 7.125%, 05/15/24 (EUR)	150,000	199,271
Ziggo Bond Finance B.V. 5.875%, 01/15/25 (144A)	1,005,000	949,725

BHFTI-61

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Ziggo Secured Finance B.V. 4.250%, 01/15/27 (EUR)	100,000	$123,990
5.500%, 01/15/27 (144A)	341,000	320,441

		55,535,114

Metal Fabricate/Hardware—0.7%
Grinding Media, Inc. / Moly-Cop AltaSteel, Ltd. 7.375%, 12/15/23 (144A) (a)	527,000	553,350
Novelis Corp. 5.875%, 09/30/26 (144A)	2,152,000	2,108,960
6.250%, 08/15/24 (144A)	2,316,000	2,373,900

		5,036,210

Mining—3.0%
Constellium NV 4.250%, 02/15/26 (EUR)	100,000	124,485
5.750%, 05/15/24 (144A)	428,000	419,440
5.875%, 02/15/26 (144A) (a)	1,210,000	1,191,850
6.625%, 03/01/25 (144A)	395,000	399,938
First Quantum Minerals, Ltd. 7.000%, 02/15/21 (144A)	1,256,000	1,259,925
7.250%, 05/15/22 (144A)	431,000	431,000
Freeport-McMoRan, Inc. 3.100%, 03/15/20	2,417,000	2,389,930
3.550%, 03/01/22	2,155,000	2,084,962
3.875%, 03/15/23	2,280,000	2,203,392
4.000%, 11/14/21	591,000	588,045
5.400%, 11/14/34 (a)	344,000	326,900
5.450%, 03/15/43	2,479,000	2,279,936
Joseph T Ryerson & Son, Inc. 11.000%, 05/15/22 (144A)	440,000	485,100
Kaiser Aluminum Corp. 5.875%, 05/15/24	286,000	296,010
Nyrstar Netherlands Holdings B.V. 6.875%, 03/15/24 (EUR)	180,000	226,061
Teck Resources, Ltd. 3.750%, 02/01/23	1,146,000	1,101,535
4.500%, 01/15/21	167,000	168,044
5.200%, 03/01/42	680,000	635,800
5.400%, 02/01/43	886,000	843,915
8.500%, 06/01/24 (144A)	2,547,000	2,830,226

		20,286,494

Miscellaneous Manufacturing—1.4%
Bombardier, Inc. 6.000%, 10/15/22 (144A) (a)	27,000	26,764
6.125%, 01/15/23 (144A) (a)	1,750,000	1,745,607
7.450%, 05/01/34 (144A) (a)	316,000	317,580
7.500%, 12/01/24 (144A)	1,456,000	1,506,960
7.500%, 03/15/25 (144A)	2,416,000	2,479,420
7.750%, 03/15/20 (144A)	392,000	417,970
8.750%, 12/01/21 (144A) (a)	883,000	967,989
Colfax Corp. 3.250%, 05/15/25 (EUR)	234,000	290,750

Miscellaneous Manufacturing—(Continued)
EnPro Industries, Inc. 5.875%, 09/15/22	266,000	274,977
Gates Global LLC / Gates Global Co. 6.000%, 07/15/22 (144A)	779,000	791,659
Koppers, Inc. 6.000%, 02/15/25 (144A)	548,000	559,892

		9,379,568

Office/Business Equipment—0.2%
CDW LLC / CDW Finance Corp. 5.000%, 09/01/25	257,000	255,715
5.500%, 12/01/24	1,205,000	1,256,574

		1,512,289

Oil & Gas—8.1%
Aker BP ASA 5.875%, 03/31/25 (144A)	505,000	511,312
Alta Mesa Holdings L.P. / Alta Mesa Finance Services Corp. 7.875%, 12/15/24	281,000	292,591
Antero Resources Corp. 5.125%, 12/01/22	234,000	235,755
5.625%, 06/01/23 (a)	120,000	122,400
Ascent Resources Utica Holdings LLC / ARU Finance Corp. 10.000%, 04/01/22 (144A) (a)	451,000	487,080
California Resources Corp. 8.000%, 12/15/22 (144A) (a)	628,000	492,980
Callon Petroleum Co. 6.125%, 10/01/24	534,000	546,175
Calumet Specialty Products Partners L.P. / Calumet Finance Corp. 6.500%, 04/15/21 (a)	56,000	54,320
7.625%, 01/15/22	292,000	289,080
Carrizo Oil & Gas, Inc. 6.250%, 04/15/23 (a)	455,000	455,000
8.250%, 07/15/25 (a)	709,000	742,677
Chesapeake Energy Corp. 8.000%, 01/15/25 (144A) (a)	215,000	208,013
8.000%, 06/15/27 (144A) (a)	1,922,000	1,835,510
CNX Resources Corp. 5.875%, 04/15/22	3,899,000	3,923,369
Continental Resources, Inc. 3.800%, 06/01/24	267,000	256,988
4.375%, 01/15/28 (144A)	872,000	850,200
4.900%, 06/01/44	228,000	218,310
Covey Park Energy LLC / Covey Park Finance Corp. 7.500%, 05/15/25 (144A)	925,000	915,750
CrownRock LP / CrownRock Finance, Inc. 5.625%, 10/15/25 (144A)	1,580,000	1,564,200
DEA Finance S.A. 7.500%, 10/15/22 (EUR)	100,000	134,624
Denbury Resources, Inc. 9.250%, 03/31/22 (144A)	1,066,000	1,085,987
Diamond Offshore Drilling, Inc. 7.875%, 08/15/25	218,000	218,545
Diamondback Energy, Inc. 5.375%, 05/31/25	626,000	635,703

BHFTI-62

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Eclipse Resources Corp. 8.875%, 07/15/23	165,000	$155,719
Endeavor Energy Resources L.P. / EER Finance, Inc. 5.500%, 01/30/26 (144A)	176,000	175,120
5.750%, 01/30/28 (144A)	384,000	382,560
Ensco plc 5.200%, 03/15/25	95,000	76,475
7.750%, 02/01/26 (a)	757,000	694,547
EP Energy LLC / Everest Acquisition Finance, Inc. 8.000%, 11/29/24 (144A)	893,000	897,465
9.375%, 05/01/20	18,000	16,740
9.375%, 05/01/24 (144A)	1,254,000	891,907
Extraction Oil & Gas, Inc. 5.625%, 02/01/26 (144A)	625,000	590,625
7.375%, 05/15/24 (144A)	438,000	457,710
Great Western Petroleum LLC / Great Western Finance Corp. 9.000%, 09/30/21 (144A)	956,000	979,900
Gulfport Energy Corp. 6.000%, 10/15/24	60,000	56,925
6.375%, 05/15/25	106,000	101,495
6.375%, 01/15/26	214,000	203,300
6.625%, 05/01/23	536,000	541,360
Halcon Resources Corp. 6.750%, 02/15/25	1,071,000	1,052,257
6.750%, 02/15/25 (144A)	329,000	321,186
Hess Infrastructure Partners L.P. / Hess Infrastructure Partners Finance Corp. 5.625%, 02/15/26 (144A)	778,000	764,385
Indigo Natural Resources LLC 6.875%, 02/15/26 (144A)	413,000	389,253
Jones Energy Holdings LLC / Jones Energy Finance Corp. 9.250%, 03/15/23 (144A)	65,000	61,913
Matador Resources Co. 6.875%, 04/15/23	1,285,000	1,336,400
MEG Energy Corp. 6.375%, 01/30/23 (144A) (a)	763,000	637,105
6.500%, 01/15/25 (144A)	1,199,000	1,163,030
7.000%, 03/31/24 (144A)	298,000	245,850
Murphy Oil Corp. 4.450%, 12/01/22 (a)	220,000	212,850
5.750%, 08/15/25	49,000	48,265
5.875%, 12/01/42 (a)	114,000	104,310
Nabors Industries, Inc. 4.625%, 09/15/21 (a)	137,000	132,239
5.750%, 02/01/25 (144A)	350,000	330,313
Newfield Exploration Co. 5.375%, 01/01/26	265,000	273,613
5.625%, 07/01/24 (a)	390,000	411,450
Noble Holding International, Ltd. 7.750%, 01/15/24 (a)	503,000	466,532
7.875%, 02/01/26 (144A)	1,692,000	1,666,620
7.950%, 04/01/25	89,000	78,765
Oasis Petroleum, Inc. 6.500%, 11/01/21	311,000	315,665
6.875%, 03/15/22	420,000	425,981
6.875%, 01/15/23	49,000	49,613

Oil & Gas—(Continued)
Parker Drilling Co. 7.500%, 08/01/20 (a)	289,000	263,713
Parkland Fuel Corp. 6.000%, 04/01/26 (144A)	224,000	225,120
Parsley Energy LLC / Parsley Finance Corp. 5.250%, 08/15/25 (144A)	186,000	184,373
5.375%, 01/15/25 (144A)	767,000	765,082
5.625%, 10/15/27 (144A)	2,000	2,000
6.250%, 06/01/24 (144A)	180,000	186,525
PBF Holding Co. LLC / PBF Finance Corp. 7.250%, 06/15/25	503,000	522,491
PDC Energy, Inc. 5.750%, 05/15/26 (144A)	202,000	198,465
6.125%, 09/15/24	76,000	77,520
Petroleos Mexicanos 5.375%, 03/13/22	94,000	97,713
Precision Drilling Corp. 5.250%, 11/15/24 (a)	108,000	101,250
6.500%, 12/15/21	92,000	92,690
7.125%, 01/15/26 (144A) (a)	530,000	524,700
7.750%, 12/15/23	205,000	212,944
QEP Resources, Inc. 5.375%, 10/01/22	530,000	529,337
5.625%, 03/01/26 (a)	206,000	194,670
Range Resources Corp. 4.875%, 05/15/25 (a)	473,000	438,707
5.000%, 08/15/22	217,000	209,948
5.000%, 03/15/23 (a)	127,000	121,768
5.875%, 07/01/22	701,000	704,505
Repsol International Finance B.V. 3.875%, 6Y EUR Swap + 3.560%, 03/25/21 (EUR) (b)	100,000	131,721
4.500%, 10Y EUR Swap + 4.200%, 03/25/75 (EUR) (b)	100,000	134,556
Resolute Energy Corp. 8.500%, 05/01/20	945,000	942,637
Rowan Cos., Inc. 4.750%, 01/15/24	228,000	189,810
4.875%, 06/01/22	170,000	154,275
7.375%, 06/15/25	821,000	769,687
RSP Permian, Inc. 5.250%, 01/15/25 (a)	225,000	232,594
6.625%, 10/01/22	764,000	798,372
Sanchez Energy Corp. 6.125%, 01/15/23	674,000	491,599
7.250%, 02/15/23 (144A) (a)	346,000	347,730
7.750%, 06/15/21 (a)	1,684,000	1,549,280
Seven Generations Energy, Ltd. 5.375%, 09/30/25 (144A)	579,000	552,945
6.875%, 06/30/23 (144A)	425,000	440,937
SM Energy Co. 5.000%, 01/15/24	372,000	345,030
5.625%, 06/01/25 (a)	546,000	517,335
6.500%, 11/15/21	355,000	357,219
6.500%, 01/01/23	122,000	121,085
6.750%, 09/15/26	98,000	97,020
Southwestern Energy Co. 6.700%, 01/23/25	178,000	172,749

BHFTI-63

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Southwestern Energy Co. 7.500%, 04/01/26 (a)	768,000	$775,680
7.750%, 10/01/27 (a)	287,000	292,023
Sunoco LP / Sunoco Finance Corp. 4.875%, 01/15/23 (144A)	951,000	916,526
5.875%, 03/15/28 (144A)	282,000	272,483
Transocean, Inc. 5.800%, 10/15/22 (a)	509,000	488,640
6.800%, 03/15/38	155,000	120,900
7.500%, 01/15/26 (144A)	568,000	559,480
9.000%, 07/15/23 (144A)	1,931,000	2,054,101
Trinidad Drilling, Ltd. 6.625%, 02/15/25 (144A)	759,000	707,767
Tullow Oil plc 7.000%, 03/01/25 (144A)	200,000	200,000
Whiting Petroleum Corp. 6.625%, 01/15/26 (144A)	574,000	578,305
WildHorse Resource Development Corp. 6.875%, 02/01/25	316,000	316,790
WPX Energy, Inc. 5.250%, 09/15/24 (a)	378,000	372,330
6.000%, 01/15/22	524,000	538,410
7.500%, 08/01/20	121,000	129,470
8.250%, 08/01/23	78,000	87,360

		55,196,379

Oil & Gas Services—0.7%
CSI Compressco LP / CSI Compressco Finance, Inc. 7.500%, 04/01/25 (144A)	734,000	741,340
Oceaneering International, Inc. 6.000%, 02/01/28 (a)	199,000	196,774
Pioneer Energy Services Corp. 6.125%, 03/15/22	477,000	413,798
SESI LLC 7.125%, 12/15/21 (a)	205,000	208,844
7.750%, 09/15/24 (144A)	488,000	505,080
USA Compression Partners LP / USA Compression Finance Corp. 6.875%, 04/01/26 (144A)	620,000	629,300
Weatherford International, Ltd. 5.950%, 04/15/42 (a)	566,000	382,050
6.500%, 08/01/36	212,000	150,520
7.000%, 03/15/38	75,000	54,000
7.750%, 06/15/21	646,000	602,395
8.250%, 06/15/23	210,000	183,114
9.875%, 02/15/24 (a)	1,109,000	1,011,962

		5,079,177

Packaging & Containers—2.4%
ARD Finance S.A. 6.625%, 7.375% PIK, 09/15/23 (EUR) (c)	150,000	194,693
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 4.125%, 05/15/23 (EUR)	125,000	160,702
4.625%, 05/15/23 (144A)	1,153,000	1,157,324
4.750%, 07/15/27 (GBP)	100,000	136,428
4.750%, 07/15/27 (144A) (GBP)	151,000	206,006
6.000%, 06/30/21 (144A) (a)	1,239,000	1,263,780

Packaging & Containers—(Continued)
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 6.000%, 02/15/25 (144A) (a)	1,513,000	1,520,565
6.750%, 05/15/24 (EUR)	250,000	333,375
7.250%, 05/15/24 (144A) (a)	1,822,000	1,938,152
Ball Corp. 4.000%, 11/15/23	148,000	144,300
4.375%, 12/15/23 (EUR)	109,000	151,556
BWAY Holding Co. 5.500%, 04/15/24 (144A)	1,491,000	1,500,319
7.250%, 04/15/25 (144A)	901,000	919,020
Crown Americas LLC / Crown Americas Capital Corp. 4.750%, 02/01/26 (144A)	88,000	85,140
Crown Americas LLC / Crown Americas Capital Corp. IV 4.500%, 01/15/23	445,000	441,663
Crown European Holdings S.A. 3.375%, 05/15/25 (EUR)	128,000	162,652
Horizon Holdings I SAS 7.250%, 08/01/23 (EUR)	100,000	129,043
JH-Holding Finance S.A. 8.250%, 12/01/22 (EUR) (c)	125,000	161,668
OI European Group B.V. 3.125%, 11/15/24 (EUR)	100,000	124,880
4.000%, 03/15/23 (144A)	505,000	481,013
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.125%, 07/15/23 (144A)	799,000	806,750
5.222%, 3M LIBOR + 3.500%, 07/15/21 (144A) (b)	10,000	10,125
5.750%, 10/15/20	1,326,708	1,343,292
6.875%, 02/15/21	50,248	50,939
7.000%, 07/15/24 (144A)	1,880,000	1,968,125
Sealed Air Corp. 4.500%, 09/15/23 (EUR)	203,000	280,042
4.875%, 12/01/22 (144A)	294,000	296,940
Silgan Holdings, Inc. 3.250%, 03/15/25 (EUR)	100,000	125,025
Verallia Packaging SASU 5.125%, 08/01/22 (EUR)	275,000	349,936

		16,443,453

Pharmaceuticals—2.4%
Catalent Pharma Solutions, Inc. 4.875%, 01/15/26 (144A)	744,000	725,400
Endo Dac / Endo Finance LLC / Endo Finco, Inc. 6.000%, 07/15/23 (144A)	640,000	483,200
Endo Finance LLC / Endo Finco, Inc. 7.250%, 01/15/22 (144A)	255,000	221,213
Grifols S.A. 3.200%, 05/01/25 (EUR)	196,000	242,743
inVentiv Group Holdings, Inc. / inVentiv Health, Inc. / inVentiv Health Clinical, Inc. 7.500%, 10/01/24 (144A)	439,000	466,438
Nidda BondCo GmbH 5.000%, 09/30/25 (EUR)	100,000	121,213
Nidda Healthcare Holding GmbH 3.500%, 09/30/24 (EUR)	100,000	122,647
NVA Holdings, Inc. 6.875%, 04/01/26 (144A)	596,000	600,470

BHFTI-64

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Teva Pharmaceutical Finance Netherlands II B.V. 1.250%, 03/31/23 (EUR)	200,000	$222,589
Teva Pharmaceutical Finance Netherlands III B.V. 1.700%, 07/19/19	964,000	932,166
Valeant Pharmaceuticals International, Inc. 4.500%, 05/15/23 (EUR)	485,000	528,020
5.500%, 03/01/23 (144A)	2,566,000	2,245,250
5.500%, 11/01/25 (144A)	1,313,000	1,278,205
5.625%, 12/01/21 (144A)	919,000	877,645
5.875%, 05/15/23 (144A)	2,456,000	2,167,395
6.125%, 04/15/25 (144A)	500,000	431,500
6.500%, 03/15/22 (144A)	766,000	790,895
6.750%, 08/15/21 (144A)	659,000	660,647
7.000%, 03/15/24 (144A)	1,144,000	1,192,620
7.250%, 07/15/22 (144A)	43,000	43,000
7.500%, 07/15/21 (144A)	797,000	799,989
9.250%, 04/01/26 (144A) (a)	213,000	212,191
Vizient, Inc. 10.375%, 03/01/24 (144A)	739,000	818,442

		16,183,878

Pipelines—2.7%
Andeavor Logistics L.P. 6.875%, 3M LIBOR + 4.652%, 02/15/23 (b)	744,000	747,441
Antero Midstream Partners L.P. / Antero Midstream Finance Corp. 5.375%, 09/15/24	140,000	141,050
Cheniere Corpus Christi Holdings LLC 5.125%, 06/30/27	1,146,000	1,137,405
5.875%, 03/31/25	1,046,000	1,094,378
7.000%, 06/30/24 (a)	930,000	1,028,813
Cheniere Energy Partners L.P. 5.250%, 10/01/25 (144A)	769,000	758,426
Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp. 6.250%, 04/01/23	85,000	85,638
DCP Midstream Operating L.P. 6.450%, 11/03/36 (144A)	557,000	598,775
6.750%, 09/15/37 (144A)	581,000	639,100
Energy Transfer Equity L.P. 4.250%, 03/15/23	756,000	733,320
5.500%, 06/01/27 (a)	244,000	244,610
5.875%, 01/15/24	382,000	394,415
7.500%, 10/15/20	897,000	965,957
Genesis Energy L.P. / Genesis Energy Finance Corp. 6.250%, 05/15/26	364,000	346,710
6.500%, 10/01/25 (a)	227,000	222,460
Kinder Morgan, Inc. 6.700%, 02/15/27	62,930	63,364
NGPL PipeCo LLC 7.768%, 12/15/37 (144A)	1,244,000	1,505,240
Rockies Express Pipeline LLC 5.625%, 04/15/20 (144A)	365,000	377,779
6.000%, 01/15/19 (144A)	298,000	303,215
6.850%, 07/15/18 (144A)	92,000	92,699
6.875%, 04/15/40 (144A)	1,201,000	1,385,209

Pipelines—(Continued)
Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp. 5.500%, 09/15/24 (144A)	610,000	620,675
5.500%, 01/15/28 (144A) (a)	892,000	899,805
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 5.125%, 02/01/25 (a)	322,000	320,390
5.250%, 05/01/23	38,000	38,285
5.375%, 02/01/27	193,000	192,276
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.000%, 01/15/28 (144A) (a)	831,000	792,566
Williams Cos., Inc. (The) 4.550%, 06/24/24	156,000	157,087
5.750%, 06/24/44	2,125,000	2,247,188
8.750%, 03/15/32	197,000	261,025

		18,395,301

Real Estate—0.4%
ADLER Real Estate AG 2.125%, 02/06/24 (EUR)	125,000	152,324
4.750%, 04/08/20 (EUR)	100,000	127,719
Akelius Residential Property AB 3.875%, 5Y EUR Swap + 3.488%, 10/05/78 (EUR) (b)	100,000	123,168
ATF Netherlands B.V. 3.750%, 5Y EUR Swap + 4.375%, 01/20/23 (EUR) (b)	200,000	254,519
Five Point Operating Co. L.P. / Five Point Capital Corp. 7.875%, 11/15/25 (144A)	328,000	330,870
Greystar Real Estate Partners LLC 5.750%, 12/01/25 (144A)	402,000	400,995
Howard Hughes Corp. (The) 5.375%, 03/15/25 (144A)	459,000	453,263
Realogy Group LLC / Realogy Co-Issuer Corp. 4.500%, 04/15/19 (144A)	174,000	174,870
4.875%, 06/01/23 (144A)	254,000	243,205
5.250%, 12/01/21 (144A) (a)	354,000	355,876
RESIDOMO Sro 3.375%, 10/15/24 (EUR)	107,000	131,869
Summit Germany, Ltd. 2.000%, 01/31/25 (EUR)	100,000	119,416
Tropicana Entertainment LLC / Tropicana Finance Corp. 9.625%, 12/15/14 (d) (f) (g)	70,000	0

		2,868,094

Real Estate Investment Trusts—2.1%
CoreCivic, Inc. 4.750%, 10/15/27	386,000	362,840
CyrusOne LP / CyrusOne Finance Corp. 5.000%, 03/15/24	1,194,000	1,195,492
5.375%, 03/15/27	113,000	112,718
Equinix, Inc. 2.875%, 03/15/24 (EUR)	158,000	192,691
2.875%, 10/01/25 (EUR)	199,000	235,432
5.875%, 01/15/26	975,000	1,016,437
ESH Hospitality, Inc. 5.250%, 05/01/25 (144A)	364,000	354,099

BHFTI-65

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
GEO Group, Inc. (The) 5.125%, 04/01/23	459,000	$453,263
5.875%, 10/15/24	882,000	873,180
6.000%, 04/15/26	60,000	58,650
Iron Mountain, Inc. 3.000%, 01/15/25 (EUR)	110,000	134,050
iStar, Inc. 4.625%, 09/15/20	78,000	78,098
5.250%, 09/15/22	352,000	340,560
6.000%, 04/01/22	312,000	312,780
MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc. 4.500%, 09/01/26	1,280,000	1,222,400
5.625%, 05/01/24	2,893,000	2,979,790
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 4.500%, 01/15/28	875,000	820,575
SBA Communications Corp. 4.000%, 10/01/22 (144A) (a)	925,000	885,687
4.875%, 09/01/24	363,000	355,740
Starwood Property Trust, Inc. 4.750%, 03/15/25 (144A)	220,000	214,500
5.000%, 12/15/21	611,000	623,220
Uniti Group L.P. / Uniti Group Finance, Inc. / CSL Capital LLC 8.250%, 10/15/23 (a)	1,000,000	945,000
VICI Properties 1 LLC / VICI FC, Inc. 8.000%, 10/15/23	515,114	570,489

		14,337,691

Retail—1.9%
1011778 BC ULC / New Red Finance, Inc. 4.250%, 05/15/24 (144A) (a)	668,000	638,942
5.000%, 10/15/25 (144A)	3,799,000	3,617,408
Asbury Automotive Group, Inc. 6.000%, 12/15/24	776,000	789,580
B&M European Value Retail S.A. 4.125%, 02/01/22 (GBP)	100,000	144,158
Beacon Escrow Corp. 4.875%, 11/01/25 (144A)	940,000	895,350
Burger King France SAS 6.000%, 05/01/24 (EUR)	119,000	154,477
Golden Nugget, Inc. 6.750%, 10/15/24 (144A)	913,000	917,556
Group 1 Automotive, Inc. 5.250%, 12/15/23 (144A)	101,000	101,000
IRB Holding Corp. 6.750%, 02/15/26 (144A)	432,000	423,403
J.C. Penney Corp., Inc. 6.375%, 10/15/36	140,000	86,800
7.400%, 04/01/37	91,000	60,970
8.125%, 10/01/19	21,000	22,286
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 5.250%, 06/01/26 (144A)	211,000	210,209

Retail—(Continued)
L Brands, Inc. 6.750%, 07/01/36	153,000	146,880
6.875%, 11/01/35	936,000	907,920
Masaria Investments S.A.U. 5.000%, 09/15/24 (EUR)	104,000	128,127
Neiman Marcus Group, Ltd. LLC 8.000%, 10/15/21 (144A)	520,000	328,900
Newco GB SAS 8.000%, 8.750% PIK, 12/15/22 (EUR) (c)	100,000	122,891
Penske Automotive Group, Inc. 5.500%, 05/15/26	231,000	226,958
5.750%, 10/01/22	517,000	529,925
PetSmart, Inc. 5.875%, 06/01/25 (144A)	316,000	228,310
PVH Corp. 3.125%, 12/15/27 (EUR)	220,000	266,965
Rite Aid Corp. 6.125%, 04/01/23 (144A)	549,000	553,117
Shop Direct Funding plc 7.750%, 11/15/22 (GBP)	180,000	217,867
Staples, Inc. 8.500%, 09/15/25 (144A)	416,000	384,800
Stonegate Pub Co. Financing plc 4.875%, 03/15/22 (GBP)	175,000	242,304
Unique Pub Finance Co. plc (The) 5.659%, 06/30/27 (GBP)	152,677	237,369
6.464%, 03/30/32 (GBP)	300,000	409,846
Yum! Brands, Inc. 3.875%, 11/01/23 (a)	111,000	106,560

		13,100,878

Semiconductors—0.6%
Advanced Micro Devices, Inc. 7.000%, 07/01/24	149,000	156,450
7.500%, 08/15/22 (a)	187,000	203,830
Entegris, Inc. 4.625%, 02/10/26 (144A)	434,000	423,198
Micron Technology, Inc. 5.500%, 02/01/25	21,000	21,787
Microsemi Corp. 9.125%, 04/15/23 (144A)	49,000	54,574
NXP B.V. / NXP Funding LLC 4.125%, 06/15/20 (144A)	537,000	545,055
4.125%, 06/01/21 (144A)	1,149,000	1,160,490
4.625%, 06/15/22 (144A)	220,000	224,950
4.625%, 06/01/23 (144A)	510,000	519,078
Sensata Technologies B.V. 5.000%, 10/01/25 (144A)	600,000	591,000

		3,900,412

Software—4.3%
Ascend Learning LLC 6.875%, 08/01/25 (144A)	685,000	703,838
BMC Software Finance, Inc. 8.125%, 07/15/21 (144A)	1,017,000	1,015,729

BHFTI-66

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
CDK Global, Inc. 4.875%, 06/01/27 (144A)	684,000	$658,350
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.750%, 03/01/25 (144A)	532,000	527,505
First Data Corp. 5.750%, 01/15/24 (144A)	4,650,000	4,679,062
7.000%, 12/01/23 (144A)	2,354,000	2,470,994
Genesys Telecommunications Laboratories, Inc. / Greeneden Lux 3 S.a.r.l. / Greeneden U.S. Holdings II LLC 10.000%, 11/30/24 (144A)	1,383,000	1,535,130
Infor Software Parent LLC / Infor Software Parent, Inc. 7.125%, 7.875% PIK, 05/01/21 (144A) (c)	752,000	759,813
Infor U.S., Inc. 6.500%, 05/15/22	4,311,000	4,386,442
Informatica LLC 7.125%, 07/15/23 (144A)	1,874,000	1,869,315
Nuance Communications, Inc. 5.375%, 08/15/20 (144A)	169,000	170,082
5.625%, 12/15/26	150,000	147,375
6.000%, 07/01/24	425,000	435,625
PTC, Inc. 6.000%, 05/15/24	474,000	496,515
Quintiles IMS, Inc. 3.250%, 03/15/25 (144A) (EUR)	150,000	184,892
3.250%, 03/15/25 (EUR)	100,000	123,261
Rackspace Hosting, Inc. 8.625%, 11/15/24 (144A)	394,000	389,075
RP Crown Parent LLC 7.375%, 10/15/24 (144A)	1,026,000	1,061,910
Solera LLC / Solera Finance, Inc. 10.500%, 03/01/24 (144A)	3,207,000	3,567,787
Sophia L.P. / Sophia Finance, Inc. 9.000%, 09/30/23 (144A)	664,000	697,200
TIBCO Software, Inc. 11.375%, 12/01/21 (144A)	1,841,000	2,004,389
Veritas U.S., Inc. / Veritas Bermuda, Ltd. 7.500%, 02/01/23 (144A)	826,000	828,065
10.500%, 02/01/24 (144A) (a)	943,000	881,705

		29,594,059

Storage/Warehousing—0.4%
Algeco Scotsman Global Finance 2 plc 10.000%, 08/15/23 (144A) (a)	200,000	199,000
Algeco Scotsman Global Finance plc 8.000%, 02/15/23 (144A)	986,000	983,535
Mobile Mini, Inc. 5.875%, 07/01/24	1,525,000	1,570,750

		2,753,285

Telecommunications—6.8%
Anixter, Inc. 5.625%, 05/01/19	135,000	137,869
CB Escrow Corp. 8.000%, 10/15/25 (144A)	316,000	294,275

Telecommunications—(Continued)
Cellnex Telecom S.A. 2.375%, 01/16/24 (EUR)	100,000	125,131
CenturyLink, Inc. 5.625%, 04/01/25 (a)	225,000	203,063
6.450%, 06/15/21	1,373,000	1,400,460
6.750%, 12/01/23 (a)	586,000	569,885
7.500%, 04/01/24	495,000	498,713
7.600%, 09/15/39	91,000	78,405
7.650%, 03/15/42	794,000	672,915
Cincinnati Bell, Inc. 7.000%, 07/15/24 (144A)	960,000	859,200
CommScope Technologies LLC 5.000%, 03/15/27 (144A)	403,000	382,850
6.000%, 06/15/25 (144A)	2,000	2,081
CommScope, Inc. 5.500%, 06/15/24 (144A)	372,000	379,905
Digicel Group, Ltd. 7.125%, 04/01/22 (144A) (a)	347,000	270,660
8.250%, 09/30/20 (144A)	366,000	314,760
Digicel, Ltd. 6.000%, 04/15/21 (144A)	2,053,000	1,927,254
eircom Finance DAC 4.500%, 05/31/22 (EUR)	100,000	125,912
Embarq Corp. 7.995%, 06/01/36	144,000	135,720
Frontier Communications Corp. 6.875%, 01/15/25 (a)	1,039,000	614,309
7.125%, 03/15/19 (a)	694,000	693,132
7.125%, 01/15/23	460,000	310,357
8.500%, 04/01/26 (144A) (a)	750,000	725,625
10.500%, 09/15/22	195,000	163,084
11.000%, 09/15/25 (a)	1,853,000	1,388,592
GTT Communications, Inc. 7.875%, 12/31/24 (144A)	465,000	466,163
Hughes Satellite Systems Corp. 5.250%, 08/01/26	862,000	844,760
7.625%, 06/15/21	231,000	247,902
Intelsat Jackson Holdings S.A. 5.500%, 08/01/23	1,054,000	848,470
7.250%, 10/15/20	658,000	608,650
9.750%, 07/15/25 (144A)	1,172,000	1,094,355
Koninklijke KPN NV 6.125%, 5Y EUR Swap + 5.202%, 09/14/18 (EUR) (b)	150,000	189,191
6.875%, 5Y GBP Swap + 5.505%, 03/14/73 (GBP) (b)	100,000	151,524
Level 3 Financing, Inc. 5.125%, 05/01/23	636,000	624,075
5.250%, 03/15/26	3,099,000	2,920,807
5.375%, 01/15/24	323,000	314,725
5.375%, 05/01/25	235,000	227,950
5.625%, 02/01/23	273,000	273,259
Matterhorn Telecom S.A. 3.875%, 05/01/22 (EUR)	175,000	216,825
4.000%, 11/15/27 (EUR)	100,000	118,308
Nokia Oyj 3.375%, 06/12/22 (a)	251,000	241,914
6.625%, 05/15/39 (a)	1,043,000	1,113,402

BHFTI-67

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
OTE plc 3.500%, 07/09/20 (EUR)	100,000	$129,202
Qualitytech LP/QTS Finance Corp. 4.750%, 11/15/25 (144A)	328,000	308,320
SoftBank Group Corp. 4.750%, 09/19/24	300,000	290,226
4.750%, 07/30/25 (EUR)	232,000	296,917
6.875%, 5Y USD ICE Swap + 4.854%, 07/19/27 (b)	675,000	641,479
Sprint Capital Corp. 6.900%, 05/01/19	580,000	597,400
8.750%, 03/15/32	2,173,000	2,270,785
Sprint Communications, Inc. 7.000%, 03/01/20 (144A)	2,016,000	2,116,800
Sprint Corp. 7.125%, 06/15/24	3,234,000	3,153,150
7.625%, 02/15/25	1,487,000	1,460,977
7.625%, 03/01/26	1,101,000	1,074,246
7.875%, 09/15/23 (a)	2,138,000	2,180,760
T-Mobile USA, Inc. 4.000%, 04/15/22 (a)	472,000	469,640
4.500%, 02/01/26	1,228,000	1,178,880
4.750%, 02/01/28 (a)	1,255,000	1,206,369
6.000%, 03/01/23	295,000	306,800
6.375%, 03/01/25	234,000	244,530
Telecom Italia Capital S.A. 6.000%, 09/30/34	1,791,000	1,857,625
6.375%, 11/15/33	588,000	637,980
7.200%, 07/18/36	60,000	70,350
7.721%, 06/04/38	30,000	36,681
Telecom Italia Finance S.A. 7.750%, 01/24/33 (EUR)	90,000	165,004
Telecom Italia S.p.A. 3.625%, 01/19/24 (EUR)	100,000	135,357
5.875%, 05/19/23 (GBP)	100,000	159,644
Telecom Italia SpA/Milano 3.000%, 09/30/25 (EUR)	200,000	259,209
Telefonaktiebolaget LM Ericsson 1.875%, 03/01/24 (EUR)	110,000	130,972
Telefonica Europe B.V. 2.625%, 5Y EUR Swap + 2.327%, 06/07/23 (EUR) (b)	100,000	120,270
3.750%, 5Y EUR Swap + 3.858%, 03/15/22 (EUR) (b)	100,000	128,113
4.200%, 5Y EUR Swap + 3.806%, 12/04/19 (EUR) (b)	400,000	517,390
5.000%, 6Y EUR Swap + 3.804%, 03/31/20 (EUR) (b)	400,000	528,454
Telesat Canada / Telesat LLC 8.875%, 11/15/24 (144A)	563,000	617,893
Wind Tre S.p.A. 2.625%, 01/20/23 (EUR)	120,000	133,065
3.125%, 01/20/25 (EUR)	110,000	119,277

		46,320,202

Textiles—0.0%
Springs Industries, Inc. 6.250%, 06/01/21 (a)	133,000	134,829

Toys/Games/Hobbies—0.1%
Mattel, Inc. 5.450%, 11/01/41	90,000	73,377
6.200%, 10/01/40	153,000	130,050
6.750%, 12/31/25 (144A)	696,000	680,340

		883,767

Transportation—0.2%
CMA CGM S.A. 5.250%, 01/15/25 (EUR)	100,000	110,501
Watco Cos. LLC / Watco Finance Corp. 6.375%, 04/01/23 (144A)	617,000	632,425
XPO Logistics, Inc. 6.500%, 06/15/22 (144A)	822,000	847,687

		1,590,613

Trucking & Leasing—0.2%
Park Aerospace Holdings, Ltd. 3.625%, 03/15/21 (144A)	525,000	498,750
5.250%, 08/15/22 (144A)	601,000	588,800

		1,087,550

Total Corporate Bonds & Notes (Cost $571,196,950)		568,050,093

Floating Rate Loans (h)—10.7%

Aerospace/Defense—0.3%
Accudyne Industries LLC Term Loan, 5.127%, 1M LIBOR + 3.250%, 08/18/24	1,147,235	1,154,495
Sequa Mezzanine Holdings LLC 1st Lien Term Loan, 7.071%, 3M LIBOR + 5.000%, 11/28/21	404,940	408,736
2nd Lien Term Loan, 10.752%, 3M LIBOR + 9.000%, 04/28/22	142,000	144,840

		1,708,071

Air Freight & Logistics—0.1%
Ceva Logistics Canada ULC Term Loan, 7.272%, 3M LIBOR + 5.500%, 03/19/21	52,646	52,120
Ceva Logistics U.S. Holdings, Inc. Term Loan, 7.272%, 3M LIBOR + 5.500%, 03/19/21	504,476	499,431

		551,551

Airlines—0.0%
Northwest Airlines, Inc. Term Loan, 3.301%, 6M LIBOR + 1.230%, 09/10/18 (f) (g) (i)	45,833	45,481
Term Loan, 3.301%, 6M LIBOR + 1.230%, 09/10/18 (f) (g) (i)	45,417	45,067
Term Loan, 3.301%, 6M LIBOR + 1.230%, 09/10/18 (f) (g) (i)	45,167	44,620

		135,168

BHFTI-68

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Auto Manufacturers—0.0%
Direct ChassisLink Inc. 2nd Lien Term Loan, 7.877%, 1M LIBOR + 6.000%, 06/15/23	104,000	$105,950

Auto Parts & Equipment—0.0%
Belron Finance U.S. LLC Term Loan B, 4.293%, 3M LIBOR + 2.500%, 11/07/24	276,308	278,380

Building Materials—0.3%
Ply Gem Industries, Inc. Term Loan, 03/28/25 (j)	1,744,000	1,748,360

Chemicals—0.6%
Ascend Performance Materials Operations LLC Term Loan B, 7.127%, 1M LIBOR + 5.250%, 08/12/22	2,863,879	2,881,778
GrafTech Finance, Inc. Term Loan B, 5.395%, 1M LIBOR + 3.500%, 02/12/25	207,000	207,258
Invictus 1st Lien Term Loan, 01/24/25 (j)	236,824	239,007
2nd Lien Term Loan, 01/23/26 (j)	130,000	132,329
WR Grace & Co. Term Loan B1, 04/03/25 (j)	202,915	203,972
Term Loan B2, 04/03/25 (j)	347,854	349,666

		4,014,010

Coal—0.0%
CONSOL Energy, Inc. 1st Lien Term Loan B, 7.990%, 3M LIBOR + 6.000%, 10/26/22	60,848	62,559

Commercial Services—0.2%
Albany Molecular Research, Inc. 1st Lien Term Loan, 5.127%, 1M LIBOR + 3.250%, 08/30/24	191,636	192,355
Element Materials Technology Group U.S. Holdings, Inc. Term Loan B, 5.802%, 3M LIBOR + 3.500%, 06/28/24	121,695	122,532
Laureate Education, Inc. Term Loan B, 5.377%, 1M LIBOR + 3.500%, 04/26/24	491,030	493,868
Mavis Tire Express Services Corp. 1st Lien Term Loan, 03/20/25 (j)	246,289	246,597
Delayed Draw Term Loan, 03/20/25 (j)	39,428	39,478
PSAV Holdings LLC 1st Lien Term Loan, 5.202%, 3M LIBOR + 3.250%, 02/21/25	286,000	286,536
2nd Lien Term Loan, 9.256%, 3M LIBOR + 7.250%, 08/22/25	232,000	233,740

		1,615,106

Computers—0.1%
Access CIG, LLC 1st Lien Term Loan, 5.625%, 3M LIBOR + 3.750%, 02/27/25	130,926	132,590
2nd Lien Delayed Draw Term loan, 0.500%, 02/27/26 (k)	8,366	8,450
2nd Lien Term Loan, 9.625%, 3M LIBOR + 7.750%, 02/27/26	44,967	45,417
Delayed Draw Term Loan, 0.500%, 02/27/25 (k)	27,410	27,758
Tempo Acquisition LLC Term Loan, 4.877%, 1M LIBOR + 3.000%, 05/01/24	297,411	299,084

		513,299

Cosmetics/Personal Care—0.2%
Coty, Inc. Term Loan B, 03/26/25 (j)	1,397,000	1,393,507

Distribution/Wholesale—0.0%
Beacon Roofing Supply, Inc. Term Loan B, 4.128%, 1M LIBOR + 2.250%, 01/02/25	298,000	299,821

Electric—0.0%
Pike Corp. Term Loan B, 03/14/25 (j)	302,000	305,020

Electrical Components & Equipment—0.1%
Cortes NP Acquisition Corp. Term Loan B, 5.887%, 1M LIBOR + 4.000%, 11/30/23	480,457	484,349

Electronics—0.0%
Generac Power Systems, Inc. 1st Lien Term Loan B, 4.308%, 3M LIBOR + 2.000%, 05/31/23	135,000	135,464

Energy-Alternate Sources—0.0%
ExGen Renewables IV LLC Term Loan B, 4.990%, 3M LIBOR + 3.000%, 11/28/24	176,558	178,985

Entertainment—0.2%
GVC Holdings PLC EUR Term Loan, 03/15/24 (EUR) (j)	1,000,000	1,229,571

Food—0.3%
CH Guenther & Son, Inc. Term Loan B, 03/31/25 (j)	242,000	243,626
Chobani LLC Term Loan B, 5.377%, 1M LIBOR + 3.500%, 10/10/23	142,562	143,542
Froneri International Plc EUR Term Loan B, 01/22/25 (EUR) (j)	1,000,000	1,234,199
JBS USA LLC Term Loan B, 4.678%, 3M LIBOR + 2.500%, 10/30/22	344,131	343,529
Sigma Bidco B.V. USD Term Loan B, 02/23/25 (j)	307,000	307,256

		2,272,152

Healthcare-Products—0.5%
DJO Finance LLC Term Loan, 5.440%, 3M LIBOR + 3.250%, 06/08/20	1,664,555	1,674,785
Immucor, Inc. Term Loan B, 7.302%, 3M LIBOR + 5.000%, 06/15/21	1,653,470	1,697,563

		3,372,348

Healthcare-Services—0.2%
HCA Inc. Term Loan B10, 3.877%, 03/07/25 (j)	325,000	327,776
Ortho-Clinical Diagnostics S.A. Term Loan B, 5.627%, 1M LIBOR + 3.750%, 06/30/21	84,845	85,649
Quorum Health Corp. Term Loan B, 8.627%, 1M LIBOR + 6.750%, 04/29/22	311,860	319,104

BHFTI-69

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Team Health Holdings, Inc. 1st Lien Term Loan, 4.627%, 1M LIBOR + 2.750%, 02/06/24	847,183	$813,296

		1,545,825

Hotels, Restaurants & Leisure—0.1%
GVC Holdings plc Term Loan, 03/15/24 (j)	327,000	327,511

Insurance—0.2%
AssuredPartners, Inc. 1st Lien Add-On Term Loan, 10/22/24 (j)	114,652	114,652
Asurion LLC 2nd Lien Term Loan, 7.877%, 1M LIBOR + 6.000%, 08/04/25	171,000	176,023
Genworth Financial, Inc. Term Loan, 6.831%, 1M LIBOR + 4.500%, 02/22/23	279,000	283,883
Sedgwick Claims Management Services, Inc. 1st Lien Term Loan, 03/01/21 (j)	346,256	346,430
2nd Lien Term Loan, 02/28/22 (j)	309,000	310,931
USI, Inc. Term Loan, 5.302%, 3M LIBOR + 3.000%, 05/16/24	204,970	205,841

		1,437,760

Internet—0.2%
Ascend Learning LLC Term Loan B, 4.877%, 1M LIBOR + 3.000%, 07/12/24	143,280	143,892
Uber Technologies Term Loan, 04/04/25 (j)	997,000	1,004,477

		1,148,369

IT Services—0.1%
McAfee LLC Term Loan B, 6.377%, 1M LIBOR + 4.500%, 09/30/24	342,564	346,472
Peak 10, Inc. 1st Lien Term Loan, 5.802%, 3M LIBOR + 3.500%, 08/01/24	350,240	351,685
2nd Lien Term Loan, 9.023%, 3M LIBOR + 7.250%, 08/01/25	148,000	149,202

		847,359

Leisure Time—0.0%
Hayward Industries, Inc. 1st Lien Term Loan, 5.377%, 1M LIBOR + 3.500%, 08/05/24	130,345	131,078

Lodging—0.2%
Caesars Resort Collection LLC 1st Lien Term Loan B, 4.627%, 1M LIBOR + 2.750%, 12/22/24	339,150	341,845
Cypress Intermediate Holdings III, Inc. 1st Lien Term Loan, 4.880%, 1M LIBOR + 3.000%, 04/27/24	267,653	268,796
Wyndham Hotels & Resorts, Inc. Term Loan B, 03/28/25 (j)	498,000	498,000

		1,108,641

Machinery-Diversified—0.3%
Titan Acquisition, Ltd. Term Loan B, 4.877%, 1M LIBOR + 3.500%, 03/28/25	2,084,000	2,082,210

Media—1.4%
Charter Communications Operating, LLC Term Loan A2, 03/31/23 (j)	3,035,575	3,043,164
CSC Holdings LLC Term Loan B, 4.277%, 1M LIBOR + 2.500%, 01/25/26	208,000	208,292
Ligado Networks LLC 2nd Lien Term Loan, 12/07/20 (j)	1,361,107	677,151
Term Loan, 3M LIBOR, 12/07/20 (j)	5,395,087	4,848,834
Unitymedia Finance LLC Term Loan D, 4.027%, 1M LIBOR + 2.250%, 01/15/26	445,000	444,931

		9,222,372

Miscellaneous Manufacturing—0.0%
Filtration Group Corp. 1st Lien Term Loan, 03/27/25 (j)	127,000	126,682

Office/Business Equipment—0.5%
Brand Energy & Infrastructure Services, Inc. Term Loan, 6.001%, 3M LIBOR + 4.250%, 06/21/24	3,063,709	3,092,643

Oil & Gas—1.0%
BCP Renaissance Parent LLC Term Loan B, 5.772%, 3M LIBOR + 4.000%, 10/31/24	450,832	454,044
California Resources Corp. 1st Lien Term Loan, 6.572%, 1M LIBOR + 4.750%, 12/31/22	1,589,000	$1,619,787
Chesapeake Energy Corp. Term Loan, 9.444%, 3M LIBOR + 7.500%, 08/23/21	3,226,846	3,429,531
Gavilan Resources LLC 2nd Lien Term Loan, 7.786%, 1M LIBOR + 6.000%, 03/01/24	622,000	624,197
Medallion Midland Acquisition LLC 1st Lien Term Loan, 5.127%, 1M LIBOR + 3.250%, 10/30/24	215,460	215,999
Vine Oil & Gas L.P. Term Loan B, 8.752%, 1M LIBOR + 6.875%, 12/12/21	611,000	614,437

		6,957,995

Oil & Gas Services—0.3%
Lucid Energy Group II LLC 1st Lien Term Loan, 4.786%, 1M LIBOR + 3.000%, 02/17/25	204,000	203,363
Pioneer Energy Services Corp. Term Loan, 9.645%, 1M LIBOR + 7.750%, 11/08/22	1,366,000	1,427,470
Weatherford International, Ltd. Term Loan, 4.180%, 1M LIBOR + 2.300%, 07/13/20	594,848	588,899

		2,219,732

Packaging & Containers—0.2%
Horizon Holdings III SAS EUR Term Loan B4, 10/29/22 (EUR) (j)	1,000,000	1,224,213

BHFTI-70

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—0.5%
Amneal Pharmaceuticals LLC Term Loan B, 03/07/25 (j)	1,211,000	$1,214,279
Change Healthcare Holdings, Inc. Term Loan B, 4.627%, 1M LIBOR + 2.750%, 03/01/24	1,033,390	1,037,051
Endo Luxembourg Finance Co. I S.a.r.l. Term Loan B, 6.188%, 1M LIBOR + 4.250%, 04/29/24	999,178	1,000,302

		3,251,632

Retail—0.4%
EG Group Limited 2018 EUR Term Loan B1, 01/18/25 (EUR) (j)	510,703	626,151
2018 EUR Term Loan B2, 01/31/25 (EUR) (j)	152,905	187,470
2018 USD Term Loan B, 01/19/25 (j)	705,000	703,678
EUR Delayed Draw Term Loan B, 01/18/25 (EUR) (j)	336,391	412,425
IRB Holding Corp. 1st Lien Term Loan, 5.194%, 1M LIBOR + 3.250%, 02/05/25	195,000	197,235
Neiman Marcus Group, Ltd. LLC Term Loan, 5.141%, 1M LIBOR + 3.250%, 10/25/20	675,002	584,931

		2,711,890

Semiconductors—0.1%
CEVA Intercompany B.V. Term Loan, 7.272%, 3M LIBOR + 5.500%, 03/19/21	354,557	351,011

Software—0.8%
Applied Systems, Inc. 2nd Lien Term Loan, 9.302%, 3M LIBOR + 7.000%, 09/19/25	65,000	67,356
BMC Software Finance, Inc. 1st Lien Term Loan, 5.127%, 1M LIBOR + 3.250%, 09/10/22	1,075,532	1,081,399
Cypress Intermediate Holdings III, Inc. 2nd Lien Term Loan, 8.627%, 1M LIBOR + 6.750%, 04/27/25	81,000	82,687
Kronos, Inc. 2nd Lien Term Loan, 10.023%, 3M LIBOR + 8.250%, 11/01/24	1,310,000	1,361,854
Mitchell International, Inc. 1st Lien Term Loan, 5.127%, 1M LIBOR + 3.250%, 11/29/24	309,568	310,535
2nd Lien Term Loan, 9.137%, 1M LIBOR + 7.250%, 11/20/25	322,000	324,312
Delayed Draw Term Loan, 3.250%, 11/29/24 (k)	25,530	25,610
SS&C Technologies Holdings Europe S.a.r.l. Term Loan B4, 02/28/25 (j)	627,788	631,761
SS&C Technologies, Inc. Term Loan B3, 02/28/25 (j)	1,759,827	1,770,964

		5,656,478

Telecommunications—1.2%
CenturyLink, Inc. Term Loan B, 4.627%, 1M LIBOR + 2.750%, 01/31/25	1,816,448	1,790,905
Digicel International Finance, Ltd. Term Loan B, 5.020%, 3M LIBOR + 3.250%, 05/28/24	1,047,918	1,044,643
Intelsat Jackson Holdings S.A. 2017 Term Loan B5, 6.625%, 01/14/24 (j)	3,650,200	3,711,038

Telecommunications—(Continued)
Intelsat Jackson Holdings S.A. Term Loan B3, 5.706%, 3M LIBOR + 3.750%, 11/27/23	205,800	206,202
Term Loan B4, 6.456%, 3M LIBOR + 4.500%, 01/14/24	515,000	531,952
Lumos Networks Operating Co. Term Loan, 11/17/24 (j)	131,300	132,325
Virgin Media Bristol LLC Term Loan, 4.277%, 1M LIBOR + 2.500%, 01/15/26	243,303	244,824
West Corp. Term Loan B1, 10/10/24 (j)	164,000	165,640
Xplornet Communications, Inc. Term Loan B, 09/09/21 (j)	654,360	662,539

		8,490,068

Transportation—0.1%
CEVA Group plc Letter of Credit, 6.500%, 3M LIBOR + 5.500%, 03/19/21	348,940	345,451
PQ Corp. Term Loan B, 4.291%, 3M LIBOR + 2.500%, 02/08/25	172,381	173,166
XPO Logistics, Inc. Term Loan B, 3.920%, 3M LIBOR + 2.000%, 02/24/25	299,937	301,380

		819,997

Total Floating Rate Loans (Cost $73,343,576)		73,157,137

Asset-Backed Securities—2.1%

Asset-Backed - Other—2.1%
AMMC CLO, Ltd. 6.944%, 3M LIBOR + 5.000%, 05/26/28 (144A) (b)	500,000	501,995
Anchorage Capital CLO, Ltd. 5.960%, 3M LIBOR + 4.200%, 07/28/28 (144A) (b)	1,000,000	1,005,426
Apidos CLO 1.000%, 3M LIBOR + 1.850%, 04/20/31	500,000	500,000
4.995%, 3M LIBOR + 3.250%, 07/22/26 (144A) (b)	550,000	550,320
Ares CLO, Ltd. 7.872%, 3M LIBOR + 6.150%, 10/15/30 (144A) (b)	500,000	511,031
Atlas Senior Loan Fund X, Ltd. 3.206%, 3M LIBOR + 1.500%, 01/15/31 (144A) (b)	250,000	249,749
3.556%, 3M LIBOR + 1.850%, 01/15/31 (144A) (b)	450,000	449,996
Ballyrock CLO, Ltd. 4.422%, 3M LIBOR + 2.700%, 10/15/28 (144A) (b)	1,000,000	1,005,730
Carlyle Global Market Strategies CLO, Ltd. 8.745%, 3M LIBOR + 7.000%, 10/20/29 (144A) (b)	750,000	764,498
Cedar Funding CLO, Ltd. 4.981%, 3M LIBOR + 3.250%, 10/17/30 (144A)	270,000	273,047
CIFC Funding, Ltd. 3.557%, 3M LIBOR + 1.400%, 04/18/31 (144A) (b)	400,000	401,000
Highbridge Loan Management, Ltd. Zero Coupon, 3M LIBOR + 1.700%, 03/15/27 (144A) (b)	500,000	500,000
HPS Loan Management, Ltd. 8.189%, 3M LIBOR + 6.450%, 07/19/27 (144A) (b)	800,000	806,700
Madison Park Funding, Ltd. 4.995%, 3M LIBOR + 3.250%, 07/20/26 (144A) (b)	250,000	250,109
OCP CLO, Ltd. 3.022%, 3M LIBOR + 1.270%, 10/26/30 (144A) (b)	600,000	603,453

BHFTI-71

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Shares/ Principal Amount*	Value

Asset-Backed - Other—(Continued)
Octagon Investment Partners 26, Ltd. 6.672%, 3M LIBOR + 4.950%, 04/15/27 (144A) (b)	500,000	$500,574
Octagon Investment Partners 27, Ltd. 8.822%, 3M LIBOR + 7.100%, 07/15/27 (144A) (b)	1,000,000	1,010,091
Octagon Investment Partners XVII, Ltd. Zero Coupon, 3M LIBOR + 3.050%, 01/25/31 (144A) (b)	1,500,000	1,499,340
OneMain Financial Issuance Trust 4.320%, 07/18/25 (144A)	200,000	199,696
Palmer Square CLO, Ltd. 3.581%, 3M LIBOR + 1.850%, 01/17/31 (144A) (b)	250,000	249,497
Sound Point CLO, Ltd. 5.995%, 3M LIBOR + 4.250%, 10/20/28 (144A) (b)	500,000	506,347
Stewart Park CLO, Ltd. 7.002%, 3M LIBOR + 5.280%, 01/15/30 (144A) (b)	500,000	491,961
Symphony CLO, Ltd. 6.522%, 3M LIBOR + 4.800%, 04/15/28 (144A) (b)	250,000	250,281
Westcott Park CLO, Ltd. 6.095%, 3M LIBOR + 4.350%, 07/20/28 (144A) (b)	500,000	510,733
8.945%, 3M LIBOR + 7.200%, 07/20/28 (144A) (b)	500,000	515,241

Total Asset-Backed Securities (Cost $13,722,264)		14,106,815

Convertible Preferred Stocks—1.3%

Entertainment—1.2%
Stars Group, Inc. (The) Zero Coupon, 12/31/49	5,449,000	8,468,609

Machinery—0.1%
Rexnord Corp. 5.750%, 11/15/19	7,350	472,458

Total Convertible Preferred Stocks (Cost $5,455,052)		8,941,067

Common Stocks—1.2%

Auto Components—0.0%
Lear Corp.	525	97,697

Chemicals—0.2%
Advanced Emissions Solutions, Inc. (a)	11,202	127,927
Platform Specialty Products Corp. (a) (l)	120,724	1,162,572

		1,290,499

Equity Real Estate Investment Trusts—0.1%
Gaming and Leisure Properties, Inc.	19,300	645,971

Health Care Providers & Services—0.1%
Tenet Healthcare Corp. (l)	14,004	339,597
Universal Health Services, Inc. - Class B	4,510	534,029

		873,626

IT Services—0.1%
First Data Corp. - Class A (l)	40,029	640,464

Machinery—0.0%
Gates Industrial Corp. plc (l)	5,946	104,115

Media—0.1%
Altice USA, Inc. - Class A (a) (l)	35,135	649,295

Metals & Mining—0.1%
Constellium NV - Class A (l)	88,039	955,223

Oil, Gas & Consumable Fuels—0.3%
Gener8 Maritime, Inc. (l)	266,132	1,503,646
Halcon Resources Corp. (l) (m)	50,598	246,412

		1,750,058

Wireless Telecommunication Services—0.2%
T-Mobile U.S., Inc. (l)	22,900	1,397,816

Total Common Stocks (Cost $11,594,069)		8,404,764

Preferred Stocks—0.6%

Banks—0.6%
GMAC Capital Trust, 7.624%, 02/15/40(a)(b)	143,228	3,721,064

Diversified Financial Services—0.0%
Marsico Parent Superholdco LLC , 12/14/19 (144A) (f) (g) (l)	25	0

Total Preferred Stocks (Cost $3,805,108)		3,721,064

Mutual Funds—0.3%

Investment Company Securities—0.3%
Financial Select Sector SPDR Fund (a)	37,381	1,030,594
SPDR S&P Oil & Gas Exploration & Production ETF (a)	27,027	951,891

Total Mutual Funds (Cost $2,115,123)		1,982,485

Convertible Bonds—0.1%

Media—0.1%
DISH Network Corp. 3.375%, 08/15/26 (a)	501,000	482,563

Telecommunications—0.0%
Telecom Italia S.p.A. 1.125%, 03/26/22	100,000	121,330

Total Convertible Bonds (Cost $672,921)		603,893

BHFTI-72

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Escrow Shares—0.0%

Security Description	Shares/ Principal Amount*	Value

Auto Parts & Equipment—0.0%
Lear Corp. (d) (f) (g) (i)	1,395,000	$0
Lear Corp. (d) (f) (g) (i)	1,530,000	0

		0

Chemicals—0.0%
Momentive Performance Materials, Inc. (d) (f) (g) (i)	1,398,000	0

		0

Diversified Financial Services—0.0%
Lehman Brothers Holdings, Inc. (d) (i)	489,000	19,560
Lehman Brothers Holdings, Inc. (d) (i)	1,740,000	69,600

		89,160

Total Escrow Shares (Cost $0)		89,160

Warrant—0.0%

Media—0.0%
HMH Publishing Co., Ltd., Expires 06/22/19 (f) (g) (l) (m) (Cost $16)	1,601	0

Short-Term Investment—2.7%

Repurchase Agreement—2.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/18 at 0.600%, due on 04/02/18 with a maturity value of $18,576,998; collateralized by a U.S. Treasury Note at 1.875%, maturing 07/31/22, with a market value of $18,952,001.	18,575,760	18,575,760

Total Short-Term Investments (Cost $18,575,760)		18,575,760

Securities Lending Reinvestments (n)—5.3%

Certificates of Deposit—2.8%
Banco Del Estado De Chile New York 1.985%, 1M LIBOR + 0.220%, 05/14/18 (b)	1,000,000	999,930
Bank of Nova Scotia 2.482%, 3M LIBOR + 0.280%, 03/20/19 (b)	1,000,000	999,564
Barclays Capital, plc 1.956%, 1M LIBOR + 0.270%, 08/03/18 (b)	500,000	499,963
Chiba Bank, Ltd., New York 1.740%, 04/11/18	1,000,000	999,923
China Construction Bank 1.950%, 04/20/18	1,000,000	999,896
Citigroup Global Markets, Ltd. 2.070%, 1M LIBOR + 0.330%, 09/12/18 (b)	1,000,000	999,825
Credit Suisse AG New York 1.930%, 1M LIBOR + 0.190%, 05/11/18 (b)	250,000	249,972
1.976%, 1M LIBOR + 0.190%, 04/16/18 (b)	1,000,000	999,958

Certificates of Deposit—(Continued)
Mizuho Bank, Ltd., New York 2.008%, 1M LIBOR + 0.200%, 04/18/18	1,000,000	999,986
2.077%, 1M LIBOR + 0.200%, 05/29/18	500,000	499,958
Natixis New York 2.220%, 06/11/18	500,000	500,083
Norinchukin Bank New York 2.061%, 1M LIBOR + 0.200%, 07/23/18 (b)	1,000,000	999,522
Oversea-Chinese Banking Corp., Ltd. 2.150%, 06/06/18	1,000,000	1,000,099
Royal Bank of Canada New York 1.990%, 1M LIBOR + 0.250%, 01/11/19 (b)	1,000,000	998,090
2.301%, 1M LIBOR + 0.440%, 09/17/18 (b)	500,000	499,930
Societe Generale 1.950%, 1M LIBOR + 0.210%, 07/10/18 (b)	1,000,000	999,917
Standard Chartered plc 2.250%, 08/21/18	1,000,000	999,580
State Street Bank and Trust Co. 1.831%, 1M LIBOR + 0.120%, 05/08/18 (b)	500,000	499,973
Sumitomo Mitsui Banking Corp., London 2.038%, 1M LIBOR + 0.230%, 05/17/18 (b)	500,000	499,625
Sumitomo Mitsui Banking Corp., New York 1.930%, 1M LIBOR + 0.190%, 04/12/18 (b)	500,000	499,978
2.010%, 1M LIBOR + 0.270%, 09/10/18 (b)	1,000,000	999,701
2.062%, 1M LIBOR + 0.190%, 04/26/18 (b)	1,000,000	999,992
Wells Fargo Bank N.A. 1.893%, 3M LIBOR + 0.140%, 10/26/18 (b)	500,000	500,192
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.450%, 02/15/19 (b)	1,000,000	999,911

		19,245,568

Commercial Paper—1.0%
Canadian Imperial Bank of Commerce 2.208%, 1M LIBOR + 0.400%, 09/17/18 (b)	500,000	499,954
Industrial & Commercial Bank of China, Ltd. 1.960%, 04/20/18	996,788	998,924
ING Funding LLC 1.930%, 1M LIBOR + 0.190%, 08/10/18 (b)	1,250,000	1,249,555
LMA S.A. & LMA Americas 2.150%, 06/04/18	1,491,579	1,494,060
Macquarie Bank, Ltd., London 2.020%, 05/16/18	497,503	498,735
Ridgefield Funding Co. LLC 2.018%, 1M LIBOR + 0.210%, 05/17/18 (b)	1,250,000	1,249,820
UBS AG 1.880%, 1M LIBOR + 0.210%, 05/02/18 (b)	1,000,000	999,856

		6,990,904

Repurchase Agreements—1.3%
Deutsche Bank AG, London Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $100,020; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.125%, maturity dates ranging from 04/14/22 - 08/07/23, and an aggregate market value of $102,001.	100,000	100,000

BHFTI-73

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (m)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 01/09/18 at 2.070%, due on 04/02/18 with a maturity value of $100,477; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $111,071.	100,000	$100,000
Repurchase Agreement dated 03/15/18 at 2.070%, due on 04/02/18 with a maturity value of $1,001,035; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $1,110,712.	1,000,000	1,000,000
Repurchase Agreement dated 09/12/17 at 2.210%, due on 07/02/18 with a maturity value of $254,497; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $277,678.	250,000	250,000
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $977,452; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $996,814.	977,267	977,267
Merrill Lynch Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.230%, due on 06/29/18 with a maturity value of $2,905,975; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 8.875%, maturity dates ranging from 01/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $3,029,553.	2,800,000	2,800,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/16/18 at 1.880%, due on 04/05/18 with a maturity value of $700,731; collateralized by various Common Stock with an aggregate market value of $778,582.	700,000	700,000
Pershing LLC Repurchase Agreement dated 03/29/18 at 1.780%, due on 04/02/18 with a maturity value of $1,000,198; collateralized by U.S. Government Agency and Treasury Obligations with rates ranging from 0.000% - 11.500%, maturity dates ranging from 03/31/18 - 02/20/68, and an aggregate market value of $1,020,000.	1,000,000	1,000,000
Societe Generale Repurchase Agreement dated 03/08/18 at 1.820%, due on 04/02/18 with a maturity value of $901,138; collateralized by various Common Stock with an aggregate market value of $1,000,552.	900,000	900,000
Repurchase Agreement dated 03/16/18 at 1.820%, due on 04/02/18 with a maturity value of $600,516; collateralized by various Common Stock with an aggregate market value of $667,034.	600,000	600,000

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 03/21/18 at 1.820%, due on 04/02/18 with a maturity value of $300,182; collateralized by various Common Stock with an aggregate market value of $333,517.	300,000	300,000

		8,727,267

Time Deposit—0.2%
Svenska Handelsbanken AB 1.640%, 04/02/18	1,000,000	1,000,000

Total Securities Lending Reinvestments (Cost $35,969,409)		35,963,739

Total Investments—107.6% (Cost $736,450,248)		733,595,977
Unfunded Loan Commitments—(0.0)% (Cost $(61,306))		(61,306)
Net Investments—107.6% (Cost $736,388,942)		733,534,671
Other assets and liabilities (net)—(7.6)%		(51,906,940)

Net Assets—100.0%		$681,627,731

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $35,725,086 and the collateral received consisted of cash in the amount of $35,963,137. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(e)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of March 31, 2018, the value of securities pledged amounted to $1,020,650.
(f)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(g)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2018, these securities represent less than 0.05% of net assets.
(h)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the

BHFTI-74

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(i)	Illiquid security. As of March 31, 2018, these securities represent 0.0% of net assets.
(j)	This loan will settle after March 31, 2018, at which time the interest rate will be determined.
(k)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(l)	Non-income producing security.
(m)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2018, the market value of restricted securities was $246,412 which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(n)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2018, the market value of 144A securities was $319,479,745, which is 46.9% of net assets.

Restricted Securities	Acquisition Date	Shares/ Principal Amount	Cost	Value
HMH Publishing Co., Ltd. 06/22/19	06/22/12	1,601	$16	$—
Halcon Resources Corp	01/25/17	50,598	366,955	246,412

				$246,412

Reverse Repurchase Agreement

Counterparty	Interest Rate	Settlement Date	Maturity Date(a)	Principal Amount		Net Closing Amount
Credit Suisse Securities (USA) LLC	1.550%	06/30/17	OPEN	USD	1,003,750	$1,003,750

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	26,630,000	UBSA	04/04/18	USD	32,821,475	$(54,600)
GBP	4,451,000	TDB	04/04/18	USD	6,264,782	(20,026)

Contracts to Deliver
EUR	1,091,000	HSBC	04/04/18	USD	1,354,389	11,968
EUR	25,897,000	JPMC	04/04/18	USD	31,696,529	(168,426)
EUR	143,000	NIP	04/04/18	USD	176,296	342
EUR	299,000	UBSA	04/04/18	USD	368,211	307
EUR	26,630,000	UBSA	05/02/18	USD	32,886,772	54,567
GBP	95,000	RBS	04/04/18	USD	131,787	(1,498)
GBP	4,279,000	TDB	04/04/18	USD	5,919,877	(83,563)
GBP	4,451,000	TDB	05/02/18	USD	6,272,109	19,920

Net Unrealized Depreciation						$(241,009)

BHFTI-75

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro STOXX 50 Index Futures	06/15/18	1	EUR	32,810	$(445)
STOXX Europe 600 Bank Index Futures	06/15/18	2	EUR	16,980	(755)

Futures Contracts—Short
Euro-Bobl Futures	06/07/18	(1)	EUR	(131,250)	(838)
U.S. Treasury Note 10 Year Futures	06/20/18	(2)	USD	(242,281)	(2,268)
United Kingdom Long Gilt Bond Futures	06/27/18	(1)	GBP	(122,820)	(2,484)

Net Unrealized Depreciation					$(6,790)

Swap Agreements

Centrally Cleared Credit Default Swaps on Corporate Issues and Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.NA.HY.29.V1	5.000%	Quarterly	12/20/22	3.387%	USD	2,632,500	$170,858	$168,009	$2,849
Chesapeake Energy Corp. 6.625%, due 08/15/20	5.000%	Quarterly	12/20/21	6.552%	USD	280,000	(2,789)	(11,186)	8,397

Totals							$168,069	$156,823	$11,246

OTC Credit Default Swaps on Corporate Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2018(b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Depreciation
Frontier Communications Corp. 9.000%, due 08/15/31	(5.000%)	Quarterly	06/20/23	BBP	16.478%	USD	382,368	$131,312	$134,785	$(3,473)

OTC Credit Default Swaps on Corporate Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2018(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Casino Guichard Perrachon S.A. 4.407%, due 08/06/19	1.000%	Quarterly	12/20/22	JPMC	2.641%	EUR	50,000	$(4,479)	$(2,126)	$(2,353)
Fiat Chrysler Automobiles NV 4.500%, due 04/15/20	5.000%	Quarterly	12/20/22	CBNA	1.475%	EUR	50,000	10,015	10,561	(546)
Intrum Justitia AB 3.125%, due 07/15/24	5.000%	Quarterly	06/20/23	CSI	3.391%	EUR	30,000	2,840	3,181	(341)
Jaguar Land Rover Automotive Plc 5.000%, due 02/15/22	5.000%	Quarterly	12/20/22	BBP	1.859%	EUR	60,000	10,595	11,780	(1,185)
Jaguar Land Rover Automotive Plc 5.000%, due 02/15/22	5.000%	Quarterly	12/20/22	JPMC	1.859%	EUR	80,000	14,127	15,370	(1,243)
Saipem Finance International B.V. 3.750%, due 09/08/22	5.000%	Quarterly	06/20/22	CSI	1.749%	EUR	100,000	16,473	7,245	9,228
Telecom Italia S.p.A. 5.375%, due 01/29/19	1.000%	Quarterly	12/20/22	CBNA	1.338%	EUR	50,000	(964)	(1,003)	39

Totals								$48,607	$45,008	$3,599

BHFTI-76

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(CBNA)—	Citibank N.A.
(CSI)—	Credit Suisse International
(HSBC)—	HSBC Bank plc
(JPMC)—	JPMorgan Chase Bank N.A.
(NIP)—	Nomura International plc
(RBS)—	Royal Bank of Scotland plc
(TDB)—	Toronto Dominion Bank
(UBSA)—	UBS AG

Currencies

(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(USD)—	United States Dollar

Index Abbreviations

(CDX.NA.HY)—	Markit North America High Yield CDS Index
(EURIBOR)—	Euro Interbank Offered Rate
(FEDEFF PRV) —	Effective Federal Rate Index
(ICE)—	Intercontinental Exchange, Inc.
(LIBOR)—	London InterBank Offered Rate

Other Abbreviations

(CLO)—	Collateralized Loan Obligation
(ETF)—	Exchange-Traded Fund

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

BHFTI-77

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy—(Continued)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$2,377,130	$—	$2,377,130
Aerospace/Defense	—	7,828,850	—	7,828,850
Airlines	—	1,305,138	—	1,305,138
Apparel	—	125,433	—	125,433
Auto Manufacturers	—	3,216,308	—	3,216,308
Auto Parts & Equipment	—	2,938,493	—	2,938,493
Banks	—	20,997,403	—	20,997,403
Building Materials	—	4,663,201	—	4,663,201
Chemicals	—	21,802,140	—	21,802,140
Coal	—	1,584,642	—	1,584,642
Commercial Services	—	23,441,252	—	23,441,252
Computers	—	4,306,522	—	4,306,522
Cosmetics/Personal Care	—	476,093	—	476,093
Distribution/Wholesale	—	6,168,728	—	6,168,728
Diversified Financial Services	—	25,782,677	—	25,782,677
Electric	—	11,481,922	—	11,481,922
Electrical Components & Equipment	—	244,045	—	244,045
Electronics	—	54,191	—	54,191
Energy-Alternate Sources	—	1,332,874	—	1,332,874
Engineering & Construction	—	3,051,112	—	3,051,112
Entertainment	—	7,731,750	0	7,731,750
Environmental Control	—	3,367,963	—	3,367,963
Food	—	6,834,245	—	6,834,245
Food Service	—	968,285	—	968,285
Forest Products & Paper	—	801,035	—	801,035
Gas	—	1,542,135	—	1,542,135
Healthcare-Products	—	10,657,636	—	10,657,636
Healthcare-Services	—	29,204,905	—	29,204,905
Holding Companies-Diversified	—	165,315	—	165,315
Home Builders	—	8,010,505	—	8,010,505
Home Furnishings	—	215,600	—	215,600
Household Products/Wares	—	723,563	—	723,563
Insurance	—	7,957,448	—	7,957,448
Internet	—	5,232,961	—	5,232,961
Iron/Steel	—	5,512,696	—	5,512,696
Leisure Time	—	2,706,903	—	2,706,903
Lodging	—	5,815,360	—	5,815,360
Machinery-Construction & Mining	—	5,277,842	—	5,277,842
Machinery-Diversified	—	2,526,549	—	2,526,549
Media	—	55,535,114	—	55,535,114
Metal Fabricate/Hardware	—	5,036,210	—	5,036,210
Mining	—	20,286,494	—	20,286,494
Miscellaneous Manufacturing	—	9,379,568	—	9,379,568
Office/Business Equipment	—	1,512,289	—	1,512,289
Oil & Gas	—	55,196,379	—	55,196,379
Oil & Gas Services	—	5,079,177	—	5,079,177
Packaging & Containers	—	16,443,453	—	16,443,453
Pharmaceuticals	—	16,183,878	—	16,183,878
Pipelines	—	18,395,301	—	18,395,301
Real Estate	—	2,868,094	0	2,868,094
Real Estate Investment Trusts	—	14,337,691	—	14,337,691
Retail	—	13,100,878	—	13,100,878
Semiconductors	—	3,900,412	—	3,900,412
Software	—	29,594,059	—	29,594,059
Storage/Warehousing	—	2,753,285	—	2,753,285
Telecommunications	—	46,320,202	—	46,320,202

BHFTI-78

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Textiles	$—	$134,829	$—	$134,829
Toys/Games/Hobbies	—	883,767	—	883,767
Transportation	—	1,590,613	—	1,590,613
Trucking & Leasing	—	1,087,550	—	1,087,550
Total Corporate Bonds & Notes	—	568,050,093	0	568,050,093
Floating Rate Loans
Aerospace/Defense	—	1,708,071	—	1,708,071
Air Freight & Logistics	—	551,551	—	551,551
Airlines	—	—	135,168	135,168
Auto Manufacturers	—	105,950	—	105,950
Auto Parts & Equipment	—	278,380	—	278,380
Building Materials	—	1,748,360	—	1,748,360
Chemicals	—	4,014,010	—	4,014,010
Coal	—	62,559	—	62,559
Commercial Services	—	1,615,106	—	1,615,106
Computers (Less Unfunded Loan Commitments of $35,776)	—	477,523	—	477,523
Cosmetics/Personal Care	—	1,393,507	—	1,393,507
Distribution/Wholesale	—	299,821	—	299,821
Electric	—	305,020	—	305,020
Electrical Components & Equipment	—	484,349	—	484,349
Electronics	—	135,464	—	135,464
Energy-Alternate Sources	—	178,985	—	178,985
Entertainment	—	1,229,571	—	1,229,571
Food	—	2,272,152	—	2,272,152
Healthcare-Products	—	3,372,348	—	3,372,348
Healthcare-Services	—	1,545,825	—	1,545,825
Hotels, Restaurants & Leisure	—	327,511	—	327,511
Insurance	—	1,437,760	—	1,437,760
Internet	—	1,148,369	—	1,148,369
IT Services	—	847,359	—	847,359
Leisure Time	—	131,078	—	131,078
Lodging	—	1,108,641	—	1,108,641
Machinery-Diversified	—	2,082,210	—	2,082,210
Media	—	9,222,372	—	9,222,372
Miscellaneous Manufacturing	—	126,682	—	126,682
Office/Business Equipment	—	3,092,643	—	3,092,643
Oil & Gas	—	6,957,995	—	6,957,995
Oil & Gas Services	—	2,219,732	—	2,219,732
Packaging & Containers	—	1,224,213	—	1,224,213
Pharmaceuticals	—	3,251,632	—	3,251,632
Retail	—	2,711,890	—	2,711,890
Semiconductors	—	351,011	—	351,011
Software (Less Unfunded Loan Commitments of $25,530)	—	5,630,948	—	5,630,948
Telecommunications	—	8,490,068	—	8,490,068
Transportation	—	819,997	—	819,997
Total Floating Rate Loans (Less Unfunded Loan Commitments)	—	72,960,663	135,168	73,095,831
Total Asset-Backed Securities*	—	14,106,815	—	14,106,815
Convertible Preferred Stocks
Entertainment	—	8,468,609	—	8,468,609
Machinery	472,458	—	—	472,458
Total Convertible Preferred Stocks	472,458	8,468,609	—	8,941,067
Total Common Stocks*	8,404,764	—	—	8,404,764
Preferred Stocks
Banks	3,721,064	—	—	3,721,064
Diversified Financial Services	—	—	0	0
Total Preferred Stocks	3,721,064	—	0	3,721,064
Total Mutual Funds*	1,982,485	—	—	1,982,485
Total Convertible Bonds*	—	603,893	—	603,893

BHFTI-79

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Escrow Shares
Auto Parts & Equipment	$—	$—	$0	$0
Chemicals	—	—	0	0
Diversified Financial Services	—	89,160	—	89,160
Total Escrow Shares	—	89,160	0	89,160
Total Warrant*	—	—	0	0
Total Short-Term Investment*	—	18,575,760	—	18,575,760

Total Securities Lending Reinvestments*	—	35,963,739	—	35,963,739
Total Net Investments	$14,580,771	$718,818,732	$135,168	$733,534,671

Collateral for Securities Loaned (Liability)	$—	$(35,963,137)	$—	$(35,963,137)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$87,104	$—	$87,104
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(328,113)	—	(328,113)
Total Forward Contracts	$—	$(241,009)	$—	$(241,009)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(6,790)	$—	$—	$(6,790)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$11,246	$—	$11,246
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$185,362	$—	$185,362
OTC Swap Contracts at Value (Liabilities)	—	(5,443)	—	(5,443)
Total OTC Swap Contracts	$—	$179,919	$—	$179,919
Total Reverse Repurchase Agreements (Liability)	$—	$(1,003,750)	$—	$(1,003,750)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended March 31, 2018 is not presented.

BHFTI-80

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—92.7% of Net Assets

Security Description	Shares	Value

Brazil—12.1%
Ambev S.A.	3,690,000	$26,902,815
Banco Bradesco S.A. (ADR)	3,510,636	41,706,356
BRF S.A. (a)	1,464,068	10,124,240
Lojas Renner S.A.	2,364,900	24,605,648
Multiplan Empreendimentos Imobiliarios S.A.	858,537	17,860,128
Ultrapar Participacoes S.A.	1,237,321	26,579,474
Vale S.A. (ADR)	2,172,100	27,629,112

		175,407,773

Chile—2.4%
Banco Santander Chile (ADR)	559,000	18,732,090
SACI Falabella	1,664,000	15,953,900

		34,685,990

China—20.0%
China International Travel Service Corp., Ltd. - Class A	1,757,390	15,111,804
China Mobile, Ltd.	3,620,500	33,126,010
China Resources Land, Ltd.	6,228,000	22,948,551
Hangzhou Hikvision Digital Technology Co., Ltd. - Class A	3,301,785	22,030,088
Kweichow Moutai Co., Ltd. - Class A	255,786	28,294,697
Midea Group Co., Ltd. - Class A	2,368,799	21,077,226
Ping An Insurance Group Co. of China, Ltd. - Class H	1,766,500	18,176,543
Shanghai International Airport Co., Ltd. - Class A	2,602,722	19,808,966
Tencent Holdings, Ltd.	1,542,500	82,109,158
Yum China Holdings, Inc.	665,700	27,626,550

		290,309,593

Hong Kong—5.7%
AIA Group, Ltd.	4,683,200	39,979,885
Hang Lung Group, Ltd. (b)	4,961,000	16,263,744
Hang Lung Properties, Ltd.	1,819,000	4,268,366
Hong Kong Exchanges and Clearing, Ltd.	666,159	21,896,557

		82,408,552

Hungary—0.8%
Richter Gedeon Nyrt	544,100	11,381,860

India—14.0%
Hero MotoCorp, Ltd.	368,900	20,078,422
Hindustan Unilever, Ltd.	1,000,400	20,614,819
Housing Development Finance Corp., Ltd.	2,078,400	58,309,590
ITC, Ltd.	7,456,200	29,381,737
Kotak Mahindra Bank, Ltd.	989,300	16,114,125
Tata Consultancy Services, Ltd.	450,268	19,740,992
UltraTech Cement, Ltd.	647,063	39,389,196

		203,628,881

Indonesia—4.4%
Astra International Tbk PT	57,296,200	30,521,251
Bank Central Asia Tbk PT	12,060,500	20,476,505
Indocement Tunggal Prakarsa Tbk PT (b)	11,316,700	13,229,184

		64,226,940

Malaysia—1.3%
Public Bank Bhd	3,025,400	18,866,857

Mexico—5.0%
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	318,177	29,090,923
Grupo Aeroportuario del Sureste S.A.B. de C.V. - Class B	1,059,000	18,035,283
Grupo Financiero Banorte S.A.B. de C.V. - Class O	4,308,532	26,249,791

		73,375,997

Philippines—3.5%
Ayala Corp.	138,120	2,525,295
Ayala Land, Inc.	35,235,000	27,840,724
Bank of the Philippine Islands (b)	9,511,470	21,425,090

		51,791,109

Poland—0.9%
Bank Pekao S.A.	380,100	13,709,231

Portugal—0.9%
Jeronimo Martins SGPS S.A.	753,600	13,743,383

Russia—2.3%
Lukoil PJSC (ADR) (London Traded Shares)	253,122	17,462,342
Lukoil PJSC (ADR)	1,478	102,307
Magnit PJSC	189,700	15,408,144

		32,972,793

South Africa—3.9%
Massmart Holdings, Ltd.	1,221,435	16,712,228
MTN Group, Ltd.	1,848,900	18,732,002
Truworths International, Ltd. (c)	2,314,099	21,204,815

		56,649,045

South Korea—3.5%
AmorePacific Group	92,062	11,902,448
LG Chem, Ltd.	40,122	14,693,834
NAVER Corp.	32,193	23,871,650

		50,467,932

Taiwan—4.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	8,178,000	69,504,982

Thailand—3.9%
Siam Cement PCL (The)	2,062,850	32,588,676
Siam Commercial Bank PCL (The)	5,148,800	23,628,168

		56,216,844

Turkey—2.5%
Akbank Turk A/S	3,986,900	9,672,163
BIM Birlesik Magazalar A/S	896,200	16,201,123
Turkiye Garanti Bankasi A/S	3,683,900	10,190,501

		36,063,787

BHFTI-81

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

United Kingdom—0.8%
Standard Chartered plc	1,168,057	$11,696,168

Total Common Stocks (Cost $1,059,614,118)		1,347,107,717

Preferred Stocks—6.5%

South Korea—6.5%
AmorePacific Corp.	36,665	5,541,472
Samsung Electronics Co., Ltd.	46,261	89,250,350

Total Preferred Stocks (Cost $56,770,919)		94,791,822

Short-Term Investment—0.8%

Repurchase Agreement—0.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/18 at 0.600%, due on 04/02/18 with a maturity value of $11,433,788; collateralized by a U.S. Treasury Note at 1.875%, maturing 07/31/22, with a market value of $11,662,770.	11,433,025	11,433,025

Total Short-Term Investments (Cost $11,433,025)		11,433,025

Securities Lending Reinvestments (d)—0.7%

Repurchase Agreements—0.6%
Deutsche Bank AG, London Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $700,136; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 03/07/22 - 05/24/27, and an aggregate market value of $714,004.	700,000	700,000
Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $400,078; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 05/02/25, and an aggregate market value of $408,001.	400,000	400,000
Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $400,080; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.125%, maturity dates ranging from 04/14/22 - 08/07/23, and an aggregate market value of $408,003.	400,000	400,000
Repurchase Agreement dated 03/15/18 at 2.070%, due on 04/02/18 with a maturity value of $150,155; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $166,607.	150,000	150,000

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 01/09/18 at 2.070%, due on 04/02/18 with a maturity value of $351,670; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $388,749.	350,000	350,000
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $220,881; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $225,257.	220,839	220,839
Natixis New York Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $1,000,200; collateralized by U.S. Government Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 08/30/18 - 02/15/45, and an aggregate market value of $1,020,051.	1,000,000	1,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/16/18 at 1.850%, due on 04/02/18 with a maturity value of $500,437; collateralized by various Common Stock with an aggregate market value of $556,130.	500,000	500,000
Repurchase Agreement dated 11/30/17 at 1.850%, due on 04/02/18 with a maturity value of $905,689; collateralized by various Common Stock with an aggregate market value of $1,001,034.	900,000	900,000
Pershing LLC Repurchase Agreement dated 03/29/18 at 1.780%, due on 04/02/18 with a maturity value of $1,900,376; collateralized by U.S. Government Agency and Treasury Obligations with rates ranging from 0.000% - 11.500%, maturity dates ranging from 03/31/18 - 02/20/68, and an aggregate market value of $1,938,000.	1,900,000	1,900,000
Societe Generale Repurchase Agreement dated 03/21/18 at 1.820%, due on 04/02/18 with a maturity value of $1,000,607; collateralized by various Common Stock with an aggregate market value of $1,111,724.	1,000,000	1,000,000
Repurchase Agreement dated 03/16/18 at 1.820%, due on 04/02/18 with a maturity value of $100,086; collateralized by various Common Stock with an aggregate market value of $111,172.	100,000	100,000
Repurchase Agreement dated 03/08/18 at 1.820%, due on 04/02/18 with a maturity value of $1,001,264; collateralized by various Common Stock with an aggregate market value of $1,111,724.	1,000,000	1,000,000

		8,620,839

BHFTI-82

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—0.1%
DNB Bank ASA
1.640%, 04/02/18	300,000	$300,000
DZ Bank AG
1.670%, 04/02/18	300,000	300,000
Nordea Bank New York
1.640%, 04/02/18	300,000	300,000
Svenska Handelsbanken AB
1.640%, 04/02/18	300,000	300,000

		1,200,000

Total Securities Lending Reinvestments (Cost $9,820,839)		9,820,839

Total Investments—100.7% (Cost $1,137,638,901)		1,463,153,403
Other assets and liabilities (net)—(0.7)%		(10,626,528)

Net Assets—100.0%		$1,452,526,875

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Illiquid security. As of March 31, 2018, these securities represent 3.5% of net assets.
(c)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $9,008,152 and the collateral received consisted of cash in the amount of $9,820,839. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.
(ADR)—	American Depositary Receipt

Ten Largest Industries as of March 31, 2018 (Unaudited)	% of Net Assets
Banks	16.0
Internet Software & Services	7.3
Technology Hardware, Storage & Peripherals	6.1
Real Estate Management & Development	6.1
Construction Materials	5.9
Beverages	5.8
Semiconductors & Semiconductor Equipment	4.8
Food & Staples Retailing	4.3
Thrifts & Mortgage Finance	4.0
Insurance	4.0

BHFTI-83

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$175,407,773	$—	$—	$175,407,773
Chile	34,685,990	—	—	34,685,990
China	27,626,550	262,683,043	—	290,309,593
Hong Kong	—	82,408,552	—	82,408,552
Hungary	—	11,381,860	—	11,381,860
India	—	203,628,881	—	203,628,881
Indonesia	—	64,226,940	—	64,226,940
Malaysia	—	18,866,857	—	18,866,857
Mexico	29,090,923	44,285,074	—	73,375,997
Philippines	—	51,791,109	—	51,791,109
Poland	—	13,709,231	—	13,709,231
Portugal	—	13,743,383	—	13,743,383
Russia	17,564,649	15,408,144	—	32,972,793
South Africa	—	56,649,045	—	56,649,045
South Korea	—	50,467,932	—	50,467,932
Taiwan	—	69,504,982	—	69,504,982
Thailand	56,216,844	—	—	56,216,844
Turkey	—	36,063,787	—	36,063,787
United Kingdom	—	11,696,168	—	11,696,168
Total Common Stocks	340,592,729	1,006,514,988	—	1,347,107,717
Total Preferred Stocks*	—	94,791,822	—	94,791,822
Total Short-Term Investment*	—	11,433,025	—	11,433,025
Total Securities Lending Reinvestments*	—	9,820,839	—	9,820,839
Total Investments	$340,592,729	$1,122,560,674	$—	$1,463,153,403

Collateral for Securities Loaned (Liability)	$—	$(9,820,839)	$—	$(9,820,839)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 1 to Level 2 in the amount of $25,149,718 were due to the application of a systematic fair valuation model factor. Transfers from Level 2 to Level 1 in the amount of $129,644,302 were due to the discontinuation of a systematic fair valuation model factor.

BHFTI-84

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—90.3% of Net Assets

Security Description	Shares	Value

Brazil—2.3%
Ambev S.A. (ADR)	498,860	$3,626,712
B3 S.A. - Brasil Bolsa Balcao	340,519	2,752,867
Petroleo Brasileiro S.A. (ADR) (a)	1,264,158	17,875,194

		24,254,773

Canada—2.1%
Canadian Pacific Railway, Ltd.	129,288	22,819,332

China—3.7%
Alibaba Group Holding, Ltd. (ADR) (a)	45,503	8,351,621
China Literature, Ltd. (144A) (a)	7,389	68,960
Kweichow Moutai Co., Ltd. - Class A	19,788	2,188,922
NetEase, Inc. (ADR)	44,460	12,466,139
Ping An Insurance Group Co. of China, Ltd. - Class H	1,579,000	16,247,247

		39,322,889

Denmark—0.6%
Genmab A/S (a)	30,262	6,514,945

France—7.5%
Airbus SE	269,211	31,148,704
Atos SE	25,350	3,470,840
BNP Paribas S.A.	158,679	11,765,323
Eiffage S.A. (144A)	126,602	14,421,982
Safran S.A.	40,485	4,290,238
Schneider Electric SE	109,014	9,588,963
Vinci S.A.	61,153	6,021,191

		80,707,241

Germany—24.6%
Allianz SE	175,659	39,697,949
Beiersdorf AG	165,098	18,695,551
Deutsche Boerse AG	458,600	62,473,056
Deutsche Post AG	731,423	31,984,619
Deutsche Telekom AG	752,564	12,276,721
LANXESS AG	4,789	367,182
Linde AG	2,206	442,889
Linde AG (a)	232,678	48,982,845
SAP SE	80,270	8,399,937
Wirecard AG	344,172	40,683,974

		264,004,723

Hong Kong—2.9%
AIA Group, Ltd.	3,415,972	29,161,720
Sands China, Ltd.	324,000	1,759,320

		30,921,040

Indonesia—0.7%
Bank Rakyat Indonesia Persero Tbk PT	28,672,000	7,525,529

Italy—5.7%
Assicurazioni Generali S.p.A.	1,160,466	22,373,152
Intesa Sanpaolo S.p.A.	6,008,333	21,911,089

Italy—(Continued)
UniCredit S.p.A. (a)	796,046	16,702,734

		60,986,975

Japan—7.5%
Calbee, Inc. (b)	369,700	12,552,333
Japan Exchange Group, Inc.	224,400	4,196,867
Japan Tobacco, Inc.	523,692	14,985,535
Mitsubishi UFJ Financial Group, Inc.	1,335,400	8,863,256
Nintendo Co., Ltd.	45,400	20,244,636
Rohm Co., Ltd.	92,100	8,762,695
Sumitomo Metal Mining Co., Ltd.	271,352	11,180,130

		80,785,452

Netherlands—6.5%
Akzo Nobel NV	133,135	12,586,206
ASML Holding NV	88,531	17,515,585
ING Groep NV	2,144,560	36,221,036
Randstad Holding NV (b)	45,720	3,012,413

		69,335,240

Russia—1.2%
MMC Norilsk Nickel PJSC (ADR)	665,774	12,355,756

Spain—0.2%
Grifols S.A. (ADR)	96,375	2,043,150

Switzerland—8.1%
Credit Suisse Group AG (a)	365,848	6,138,727
Ferguson plc	274,221	20,626,744
Glencore plc (a)	3,979,002	19,798,733
Idorsia, Ltd. (a)	54,801	1,319,853
Lonza Group AG (a)	30,469	7,187,295
Nestle S.A.	405,389	32,093,183

		87,164,535

United Kingdom—10.2%
BAE Systems plc	907,751	7,414,925
Coca-Cola European Partners plc	405,175	16,879,590
ConvaTec Group plc (144A)	3,804,283	10,644,678
Experian plc	411,820	8,896,119
HSBC Holdings plc	677,726	6,335,289
Liberty Global plc - Class A (a)	223,974	7,012,626
Liberty Global plc - Class C (a)	420,949	12,809,478
London Stock Exchange Group plc	160,770	9,315,632
Prudential plc	763,804	19,093,062
Rentokil Initial plc	1,262,804	4,818,976
Standard Chartered plc (b)	633,897	6,347,435

		109,567,810

United States—6.5%
Amazon.com, Inc. (a)	8,718	12,617,910
Aon plc	142,296	19,968,398
Medtronic plc	338,412	27,147,410

BHFTI-85

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

United States—(Continued)
WABCO Holdings, Inc. (a)	73,133	$9,790,315

		69,524,033

Total Common Stocks (Cost $816,408,375)		967,833,423

Equity Linked Security—2.6%

United Kingdom—2.6%
Ryanair Holdings plc (HSBC Bank plc), 10/29/18 (a) (c) (Cost $19,872,448)	1,413,645	27,848,100

Preferred Stock—1.6%

Germany—1.6%
Henkel AG & Co. KGaA , (Cost $15,001,415)	126,789	16,672,967

Short-Term Investment—5.3%

Repurchase Agreement—5.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/18 at 0.600%, due on 04/02/18 with a maturity value of $57,110,353; collateralized by U.S. Treasury Notes with rates ranging from 1.750% - 1.875%, maturity dates ranging from 05/31/22 - 07/31/22, and an aggregate market value of $58,252,861.	57,106,546	57,106,546

Total Short-Term Investments (Cost $57,106,546)		57,106,546

Securities Lending Reinvestments (d)—1.4%

Repurchase Agreements—1.2%
Deutsche Bank AG, London Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $800,156; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 05/02/25, and an aggregate market value of $816,002.	800,000	800,000
Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $1,400,272; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 03/07/22 - 05/24/27, and an aggregate market value of $1,428,008.	1,400,000	1,400,000
Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $700,140; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.125%, maturity dates ranging from 04/14/22 - 08/07/23, and an aggregate market value of $714,005.	700,000	700,000

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 01/09/18 at 2.070%, due on 04/02/18 with a maturity value of $251,193; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $277,678.	250,000	250,000
Repurchase Agreement dated 03/15/18 at 2.070%, due on 04/02/18 with a maturity value of $100,104; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $111,071.	100,000	100,000
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $769,327; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $784,567.	769,181	769,181
Natixis New York Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $2,500,500; collateralized by U.S. Government Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 08/30/18 - 02/15/45, and an aggregate market value of $2,550,128.	2,500,000	2,500,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/16/18 at 1.850%, due on 04/02/18 with a maturity value of $100,087; collateralized by various Common Stock with an aggregate market value of $111,226.	100,000	100,000
Repurchase Agreement dated 11/30/17 at 1.850%, due on 04/02/18 with a maturity value of $1,006,321; collateralized by various Common Stock with an aggregate market value of $1,112,260.	1,000,000	1,000,000
Pershing LLC Repurchase Agreement dated 03/29/18 at 1.780%, due on 04/02/18 with a maturity value of $3,100,613; collateralized by U.S. Government Agency and Treasury Obligations with rates ranging from 0.000% - 11.500%, maturity dates ranging from 03/31/18 - 02/20/68, and an aggregate market value of $3,162,000.	3,100,000	3,100,000
Societe Generale Repurchase Agreement dated 03/08/18 at 1.820%, due on 04/02/18 with a maturity value of $1,501,896; collateralized by various Common Stock with an aggregate market value of $1,667,586.	1,500,000	1,500,000
Repurchase Agreement dated 03/16/18 at 1.820%, due on 04/02/18 with a maturity value of $200,172; collateralized by various Common Stock with an aggregate market value of $222,345.	200,000	200,000
Repurchase Agreement dated 03/21/18 at 1.820%, due on 04/02/18 with a maturity value of $300,182; collateralized by various Common Stock with an aggregate market value of $333,517.	300,000	300,000

		12,719,181

BHFTI-86

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—0.2%
DNB Bank ASA 1.640%, 04/02/18	650,000	$650,000
DZ Bank AG 1.670%, 04/02/18	650,000	650,000
Nordea Bank New York 1.640%, 04/02/18	650,000	650,000
Svenska Handelsbanken AB 1.640%, 04/02/18	650,000	650,000

		2,600,000

Total Securities Lending Reinvestments (Cost $15,319,181)		15,319,181

Total Investments—101.2% (Cost $923,707,965)		1,084,780,217
Other assets and liabilities (net)—(1.2)%		(13,336,874)

Net Assets—100.0%		$1,071,443,343

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $14,515,874 and the collateral received consisted of cash in the amount of $15,319,181. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2018, the market value of 144A securities was $25,135,620, which is 2.3% of net assets.

Ten Largest Industries as of March 31, 2018 (Unaudited)	% of Net Assets
Insurance	13.7
Banks	13.4
Capital Markets	7.9
Chemicals	5.8
Food Products	4.2
IT Services	4.1
Metals & Mining	4.1
Aerospace & Defense	4.0
Health Care Equipment & Supplies	3.5
Air Freight & Logistics	3.0

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-87

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$24,254,773	$—	$—	$24,254,773
Canada	22,819,332	—	—	22,819,332
China	20,817,760	18,505,129	—	39,322,889
Denmark	—	6,514,945	—	6,514,945
France	—	80,707,241	—	80,707,241
Germany	—	264,004,723	—	264,004,723
Hong Kong	—	30,921,040	—	30,921,040
Indonesia	—	7,525,529	—	7,525,529
Italy	—	60,986,975	—	60,986,975
Japan	—	80,785,452	—	80,785,452
Netherlands	—	69,335,240	—	69,335,240
Russia	—	12,355,756	—	12,355,756
Spain	2,043,150	—	—	2,043,150
Switzerland	—	87,164,535	—	87,164,535
United Kingdom	36,701,694	72,866,116	—	109,567,810
United States	69,524,033	—	—	69,524,033
Total Common Stocks	176,160,742	791,672,681	—	967,833,423
Total Equity Linked Security*	—	27,848,100	—	27,848,100
Total Preferred Stock*	—	16,672,967	—	16,672,967
Total Short-Term Investment*	—	57,106,546	—	57,106,546
Total Securities Lending Reinvestments*	—	15,319,181	—	15,319,181
Total Investments	$176,160,742	$908,619,475	$—	$1,084,780,217

Collateral for Securities Loaned (Liability)	$—	$(15,319,181)	$—	$(15,319,181)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 1 to Level 2 in the amount of $79,017 were due to the application of a systematic fair valuation model factor.

BHFTI-88

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Floating Rate Loans (a)—97.4% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.5%
J.D. Power & Associates
1st Lien Term Loan, 6.552%, 3M LIBOR + 4.250%, 09/07/23	962,422	$967,234
Lamar Media Corp.
Term Loan B, 3.563%, 1M LIBOR + 1.750%, 02/16/25	500,000	503,333
Red Ventures LLC
1st Lien Term Loan, 5.877%, 1M LIBOR + 4.000%, 11/08/24	1,144,250	1,156,408
Vestcom Parent Holdings, Inc.
1st Lien Term Loan, 5.880%, 1M LIBOR + 4.000%, 12/19/23	1,783,470	1,796,846

		4,423,821

Aerospace/Defense—1.8%
Accudyne Industries LLC
Term Loan, 5.127%, 1M LIBOR + 3.250%, 08/18/24	671,625	675,875
Flying Fortress, Inc.
Term Loan B, 4.052%, 3M LIBOR + 1.750%, 10/30/22	2,729,167	2,743,544
TransDigm, Inc.
Extended Term Loan F, 4.770%, 1M LIBOR + 2.750%, 06/09/23	5,015,616	5,040,693
Term Loan G, 4.710%, 1M LIBOR + 2.500%, 08/22/24	4,731,744	4,752,772
Wesco Aircraft Hardware Corp.
Term Loan A, 4.880%, 1M LIBOR + 3.000%, 10/04/21	1,433,750	1,431,958

		14,644,842

Auto Components—1.1%
American Axle & Manufacturing, Inc.
Term Loan B, 4.130%, 1M LIBOR + 2.250%, 04/06/24	2,930,375	2,945,941
CS Intermediate Holdco 2 LLC
Term Loan B, 4.302%, 3M LIBOR + 2.000%, 11/02/23	1,293,822	1,302,178
Dayco Products LLC
Term Loan B, 6.984%, 3M LIBOR + 5.000%, 05/19/23	992,500	1,004,286
Federal-Mogul Holdings Corp.
Term Loan C, 5.550%, 1M LIBOR + 3.750%, 04/15/21	3,292,329	3,316,679
Visteon Corp.
Term Loan, 3.833%, 3M LIBOR + 2.000%, 03/24/24	685,417	691,307

		9,260,391

Auto Manufacturers—0.3%
FCA U.S. LLC
Term Loan B, 3.860%, 1M LIBOR + 2.000%, 12/31/18	2,460,873	2,470,101

Auto Parts & Equipment—0.9%
Belron Finance U.S. LLC
Term Loan B, 4.294%, 3M LIBOR + 2.500%, 11/07/24	523,688	527,615
DexKo Global, Inc.
Incremental Term Loan, 4.363%, UNFND + 3.500%, 07/24/24 (b)	1,000,000	1,010,625
Term Loan, 5.802%, 2M LIBOR + 3.500%, 07/24/24	798,000	805,481
Goodyear Tire & Rubber Co. (The)
2nd Lien Term Loan, 3.710%, 3M LIBOR + 2.000%, 03/07/25	2,433,333	2,443,979
Horizon Global Corp.
Term Loan B, 6.377%, 1M LIBOR + 4.500%, 06/30/21	367,009	368,845
TI Group Automotive Systems LLC
Term Loan, 4.377%, 1M LIBOR + 2.500%, 06/30/22	1,356,329	1,365,229

Auto Parts & Equipment—(Continued)
Tower Automotive Holdings USA LLC
Term Loan B, 4.500%, 1M LIBOR + 2.750%, 03/07/24	1,227,323	1,230,391

		7,752,165

Banks—0.1%
Freedom Mortgage Corp.
1st Lien Term Loan, 6.622%, 1M LIBOR + 4.750%, 02/23/22	1,051,804	1,066,267

Beverages—0.3%
Flavors Holdings, Inc.
1st Lien Term Loan, 8.052%, 3M LIBOR + 5.750%, 04/03/20	660,000	600,600
Jacobs Douwe Egberts International B.V.
Term Loan B5, 4.063%, 3M LIBOR + 2.250%, 07/02/22	1,857,207	1,866,493

		2,467,093

Building Materials—1.1%
CPG International, Inc.
Term Loan, 5.593%, 3M LIBOR + 3.750%, 05/03/24	1,929,342	1,950,242
Henry Co. LLC
Term Loan B, 5.877%, 1M LIBOR + 4.000%, 10/05/23	395,997	402,185
Quikrete Holdings, Inc.
1st Lien Term Loan, 4.627%, 1M LIBOR + 2.750%, 11/15/23	4,311,043	4,335,293
Summit Materials Cos. I LLC
Term Loan B, 4.127%, 1M LIBOR + 2.250%,, 11/21/24	1,596,000	1,608,468
Tank Holding Corp.
Term Loan B, 5.194%, 3M LIBOR + 3.500%, 03/17/22	637,704	641,955

		8,938,143

Capital Markets—1.8%
Armor Holding II LLC
1st Lien Term Loan, 6.810%, 3M LIBOR + 4.500%, 06/26/20	2,082,342	2,091,452
Corporate Capital Trust, Inc.
Term Loan B, 5.563%, 3M LIBOR + 3.250%, 05/20/19	1,128,550	1,133,487
Donnelley Financial Solutions, Inc.
Term Loan B, 4.877%, 1M LIBOR + 3.000%, 10/02/23	255,000	256,594
Greenhill & Co., Inc.
1st Lien Term Loan, 5.590%, 2M LIBOR + 3.750%, 10/12/22	962,813	971,237
Guggenheim Partners LLC
Term Loan, 4.860%, 1M LIBOR + 2.750%, 07/21/23	5,829,403	5,873,123
NXT Capital, Inc.
Term Loan, 5.380%, 1M LIBOR + 3.500%, 11/22/22	2,420,303	2,459,633
Salient Partners L.P.
Term Loan, 10.322%, 1M LIBOR + 8.500%, 05/19/21	684,000	673,740
Sheridan Investment Partners II L.P.
Term Loan A, 5.490%, 3M LIBOR + 3.500%, 12/16/20	97,856	84,768
Term Loan B, 5.490%, 3M LIBOR + 3.500%, 12/16/20	703,461	609,373
Term Loan M, 5.490%, 3M LIBOR + 3.500%, 12/16/20	36,495	31,614
Virtus Investment Partners, Inc.
Delayed Draw Term Loan, 1.250%, UNFND + 1.250%, 06/03/24 (b)	175,000	176,094
Term Loan, 4.277%, 1M LIBOR + 2.500%, 06/01/24	472,625	475,284

		14,836,399

BHFTI-89

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Chemicals—4.2%
Alpha 3 B.V.
Term Loan B1, 5.302%, 1W LIBOR + 3.000%, 01/31/24	1,518,550	$1,531,837
Aruba Investments, Inc.
Term Loan B, 5.552%, 3M LIBOR + 3.250%, 02/02/22	293,202	293,564
Ashland, Inc.
Term Loan B, 3.780%, 1M LIBOR + 2.000%, 05/17/24	521,063	525,784
Axalta Coating Systems U.S. Holdings, Inc.
Term Loan, 4.302%, 3M LIBOR + 2.000%, 06/01/24	3,323,500	3,336,309
Emerald Performance Materials LLC
1st Lien Term Loan, 5.377%, 1M LIBOR + 2.750%, 08/01/21	479,988	485,567
Ferro Corp.
Term Loan B, 4.377%, 1M LIBOR + 2.500%, 02/14/24	396,000	398,722
Flint Group GmbH
Term Loan C, 4.741%, 3M LIBOR + 3.000%, 09/07/21	136,895	129,366
Flint Group U.S. LLC
1st Lien Term Loan B2, 4.741%, 3M LIBOR + 3.000%, 09/07/21	828,105	782,559
Gemini HDPE LLC
Term Loan B, 4.280%, 3M LIBOR + 2.500%, 08/07/24	1,894,069	1,905,907
GrafTech Finance, Inc.
Term Loan B, 5.240%, 1M LIBOR + 3.500%, 02/12/25	1,800,000	1,802,250
HB Fuller Co.
Term Loan B, 4.072%, 1M LIBOR + 2.250%, 10/20/24	1,915,375	1,927,517
Ineos U.S. Finance LLC
Term Loan B, 3.877%, 1M LIBOR + 2.000%, 03/31/24	3,117,188	3,129,850
Invictus
1st Lien Term Loan, 01/24/25 (c)	475,000	479,379
Kraton Polymers LLC
Term Loan, 4.802%, 1M LIBOR + 2.500%, 03/05/25	733,568	739,414
MacDermid, Inc.
Term Loan B6, 4.877%, 1M LIBOR + 3.000%, 06/07/23	2,781,500	2,804,099
Term Loan B7, 4.377%, 1M LIBOR + 2.500%, 06/07/20	281,213	282,830
Minerals Technologies, Inc.
Term Loan B, 4.190%, 1M LIBOR + 2.250%, 02/14/24	923,558	934,525
Orion Engineered Carbons GmbH
Term Loan B, 4.802%, 3M LIBOR + 2.500%, 07/25/24	461,735	465,054
PolyOne Corp.
Term Loan B3, 3.822%, 1M LIBOR + 2.000%, 11/11/22	955,522	959,851
Prince Minerals, Inc.
1st Lien Term Loan, 03/20/25 (c)	350,000	352,844
Sonneborn LLC
Term Loan, 5.627%, 1M LIBOR + 3.750%, 12/10/20	338,110	340,857
Sonneborn Refined Products B.V.
Term Loan, 5.627%, 1M LIBOR + 3.750%, 12/10/20	59,667	60,151
Spectrum Holdings III Corp.
1st Lien Term Loan, 5.127%, 1M LIBOR + 3.250%, 01/31/25	546,000	548,730
Delayed Draw Term Loan, 1.000%, UNFND + 1.000%, 01/31/25 (b)	54,000	54,270
Tata Chemicals North America, Inc.
Term Loan B, 5.063%, 3M LIBOR + 2.750%, 08/07/20	840,404	848,283
Trinseo Materials Operating SCA
Term Loan, 4.377%, 1M LIBOR + 2.500%, 09/06/24	1,292,008	1,300,351
Tronox Blocked Borrower LLC
Term Loan B, 5.302%, 3M LIBOR + 3.000%, 09/22/24	972,563	981,985
Tronox Finance LLC
Term Loan B, 5.302%, 3M LIBOR + 3.000%, 09/22/24	2,244,375	2,266,119

Chemicals—(Continued)
Unifrax Corp.
Term Loan B, 5.802%, 3M LIBOR + 3.500%, 04/04/24	521,069	525,954
Univar, Inc.
Term Loan B, 4.377%, 1M LIBOR + 2.500%, 07/01/24	2,780,087	2,801,154
Venator Materials Corp.
Term Loan B, 4.877%, 1M LIBOR + 3.000%, 08/08/24	845,750	851,300
Versum Materials, Inc.
Term Loan, 4.302%, 3M LIBOR + 2.000%, 09/29/23	591,000	595,525

		34,441,907

Coal—0.3%
Charah LLC
Term Loan, 8.190%, 3M LIBOR + 6.250%, 10/25/24	613,281	621,714
Murray Energy Corp.
Term Loan B2, 9.552%, 3M LIBOR + 7.250%, 04/16/20	1,892,616	1,613,455

		2,235,169

Commercial Services—4.6%
Acosta Holdco, Inc.
Term Loan, 5.127%, 1M LIBOR + 3.250%, 09/26/21	2,101,963	1,783,164
Albany Molecular Research, Inc.
1st Lien Term Loan, 5.127%, 1M LIBOR + 3.250%, 08/30/24	671,625	674,144
Brickman Group, Ltd. LLC
1st Lien Term Loan, 4.850%, 1M LIBOR + 3.000%, 12/18/20	846,461	852,810
Bright Horizons Family Solutions, Inc.
Term Loan B, 3.877%, 1M LIBOR + 2.000%, 11/07/23	955,164	961,730
Cast & Crew Payroll LLC
1st Lien Term Loan B, 5.310%, 3M LIBOR + 3.000%, 09/27/24	968,259	970,680
EAB Global, Inc.
1st Lien Term Loan, 5.484%, 3M LIBOR + 3.750%, 11/15/24	1,425,000	1,432,125
Element Materials Technology Group U.S. Holdings, Inc.
Term Loan B, 5.802%, 3M LIBOR + 3.500%, 06/28/24	349,125	351,525
Garda World Security Corp.
Term Loan, 5.510%, 3M LIBOR + 3.500%, 05/24/24	1,848,836	1,870,560
Hertz Corp. (The)
Term Loan B, 4.630%, 1M LIBOR + 2.750%, 06/30/23	1,001,938	1,003,738
IAP Worldwide Services, Inc.
2nd Lien Term Loan, 8.802%, 3M LIBOR + 6.500%, 07/18/19 (d) (e) (f)	330,319	268,847
Revolver, 1.455%, UNFND + 0.750%, 07/18/18 (b) (d) (e) (f)	248,024	248,272
IPC Corp.
Term Loan B, 6.280%, 3M LIBOR + 4.500%, 08/06/21	880,630	865,219
Jaguar Holding Co. II
Term Loan, 4.600%, 1M LIBOR + 2.500%, 08/18/22	6,613,418	6,643,178
KAR Auction Services, Inc.
Term Loan B4, 4.563%, 3M LIBOR + 2.250%, 03/11/21	2,983,722	3,010,760
LegalZoom.com, Inc.
1st Lien Term Loan, 6.341%, 1M LIBOR + 4.500%, 11/21/24	698,250	704,360
Live Nation Entertainment, Inc.
Term Loan B3, 3.688%, 1M LIBOR + 1.750%, 10/31/23	2,602,415	2,622,475
Merrill Communications LLC
Term Loan, 7.022%, 3M LIBOR + 5.250%, 06/01/22	546,870	553,706

BHFTI-90

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
Monitronics International, Inc.
Term Loan B2, 7.802%, 3M LIBOR + 5.500%, 09/30/22	3,070,187	$2,995,351
ON Assignment, Inc.
Term Loan B, 02/21/25 (c)	475,000	477,256
Parexel International Corp.
Term Loan B, 4.627%, 1M LIBOR + 2.750%, 09/27/24	2,462,625	2,466,319
Ping Identity Corp.
Term Loan B, 5.622%, 1M LIBOR + 3.750%, 01/22/25	875,000	879,375
Prime Security Services Borrower LLC
1st Lien Term Loan, 4.627%, 1M LIBOR + 2.750%, 05/02/22	2,990,602	3,016,976
Prometric Holdings, Inc.
1st Lien Term Loan, 4.770%, 3M LIBOR + 3.000%, 01/29/25	275,000	277,148
Rent-A-Center, Inc.
Term Loan B, 4.880%, 1M LIBOR + 3.000%, 03/19/21	101,933	101,740
ServiceMaster Co.
Term Loan B, 4.377%, 1M LIBOR + 2.500%, 11/08/23	2,839,063	2,854,144
SGS Cayman L.P.
Term Loan B, 7.677%, 3M LIBOR + 5.375%, 04/23/21	195,881	188,535

		38,074,137

Commercial Services & Supplies—0.1%
Clean Harbors, Inc.
Term Loan B, 3.877%, 1M LIBOR + 2.000%, 06/27/24	272,938	274,473
LSC Communications, Inc.
Term Loan B, 7.377%, 1M LIBOR + 5.500%, 09/30/22	940,000	949,400

		1,223,873

Computers—1.4%
Avast Software B.V.
Term Loan B, 5.052%, 3M LIBOR + 2.750%, 09/30/23	1,830,547	1,843,705
Exact Merger Sub LLC
1st Lien Term Loan, 6.552%, 3M LIBOR + 4.250%, 09/27/24	572,125	578,383
Harland Clarke Holdings Corp.
Term Loan B7, 7.052%, 3M LIBOR + 4.750%, 11/03/23	964,372	974,418
MTS Systems Corp.
Term Loan B, 4.990%, 1M LIBOR + 3.250%, 07/05/23	1,157,893	1,168,025
SkillSoft Corp.
1st Lien Term Loan, 6.627%, 1M LIBOR + 4.750%, 04/28/21	3,884,133	3,766,638
Tempo Acquisition LLC
Term Loan, 4.877%, 1M LIBOR + 3.000%, 05/01/24	818,813	823,418
Western Digital Corp.
Term Loan B3, 3.877%, 1M LIBOR + 2.000%, 04/29/23	2,197,440	2,213,235

		11,367,822

Construction Materials—0.2%
Fairmount Santrol, Inc.
Term Loan B, 8.302%, 3M LIBOR + 6.000%, 11/01/22	1,664,531	1,688,113

Cosmetics/Personal Care—0.3%
Coty, Inc.
Term Loan B, 4.186%, 1M LIBOR + 2.500%, 10/27/22	808,562	806,540
Galleria Co.
Term Loan B, 4.688%, 1M LIBOR + 3.000%, 09/29/23	1,666,625	1,670,792

		2,477,332

Distribution/Wholesale—0.1%
Beacon Roofing Supply, Inc.
Term Loan B, 3.936%, 1M LIBOR + 2.250%, 01/02/25	550,000	553,361
Wastequip LLC
1st Lien Term Loan, 5.322%, 1M LIBOR + 3.500%, 03/13/25	125,000	125,938

		679,299

Distributors—0.4%
American Builders & Contractors Supply Co., Inc.
Term Loan B, 4.377%, 1M LIBOR + 2.500%, 10/31/23	3,469,975	3,482,505
PFS Holding Corp.
1st Lien Term Loan, 5.380%, 1M LIBOR + 3.500%, 01/31/21	240,000	162,000

		3,644,505

Diversified Consumer Services—0.3%
Coinamatic Canada, Inc.
1st Lien Term Loan, 5.127%, 1M LIBOR + 3.250%, 05/14/22	43,479	43,760
KUEHG Corp.
1st Lien Term Loan, 6.052%, 3M LIBOR + 3.750%, 08/13/22	2,037,999	2,054,876
WASH Multifamily Laundry Systems LLC
1st Lien Term Loan, 5.127%, 1M LIBOR + 3.250%, 05/14/22	248,270	249,874

		2,348,510

Diversified Financial Services—4.0%
AlixPartners LLP
Term Loan B, 5.052%, 3M LIBOR + 2.750%, 04/04/24	2,848,855	2,864,880
Altisource Solutions S.a.r.l.
Term Loan B, 5.377%, 1M LIBOR + 3.500%, 12/09/20	420,804	420,103
Aptean, Inc.
1st Lien Term Loan, 6.560%, 3M LIBOR + 4.250%, 12/20/22	2,257,225	2,264,985
Aretec Group, Inc.
2nd Lien Term Loan, 2.000%, 1M LIBOR + 2.000%,, 05/23/21	2,391,102	2,400,068
Term Loan B1, 6.127%, 1M LIBOR + 4.250%, 11/23/20	1,493,702	1,501,171
Citco Funding LLC
Term Loan, 4.877%, 1M LIBOR + 3.000%, 03/31/22	3,040,493	3,069,949
Clipper Acquisitions Corp.
Term Loan B, 4.025%, 3M LIBOR + 2.000%, 12/11/24	1,122,188	1,126,046
Delos Finance S.a.r.l.
Term Loan B, 4.052%, 3M LIBOR + 1.750%, 10/06/23	2,675,000	2,689,712
Ditech Holding Corp.
Term Loan, 7.877%, 1M LIBOR + 6.000%, 06/30/22	3,177,085	3,095,672
Focus Financial Partners LLC
1st Lien Term Loan, 5.052%, 3M LIBOR + 2.750%, 07/03/24	2,589,750	2,604,317
GreenSky Holdings LLC
2018 Term Loan B, 03/29/25 (c)	1,325,000	1,321,688
GTCR Valor Cos., Inc.
Term Loan B1, 5.127%, 1M LIBOR + 3.250%, 06/16/23	1,444,620	1,458,502
Harbourvest Partners LLC
Term Loan B, 4.552%, 3M LIBOR + 2.250%, 02/20/25	1,078,646	1,080,669
Lightstone Generation LLC
Term Loan B, 5.627%, 1M LIBOR + 3.750%, 01/30/24	1,715,593	1,727,254
Term Loan C, 5.627%, 1M LIBOR + 3.750%, 01/30/24	108,935	109,676

BHFTI-91

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
LPL Holdings, Inc.
1st Lien Term Loan B, 4.473%, 3M LIBOR + 2.250%, 09/23/24	1,315,079	$1,320,011
MIP Delaware LLC
Term Loan B1, 5.302%, 3M LIBOR + 3.000%, 03/09/20	88,652	89,317
NFP Corp.
Term Loan B, 4.877%, 1M LIBOR + 3.000%, 01/08/24	2,028,832	2,036,693
PGX Holdings, Inc.
1st Lien Term Loan, 7.130%, 1M LIBOR + 5.250%, 09/29/20	1,444,389	1,401,057
Victory Capital Management, Inc.
Term Loan B, 5.052%, 3M LIBOR + 2.750%, 02/07/25	291,597	293,146
Walker & Dunlop, Inc.
Term Loan B, 4.877%, 1M LIBOR + 3.000%, 12/11/20	663,789	672,086

		33,547,002

Electric—1.4%
Calpine Construction Finance Co. L.P.
Term Loan B, 4.377%, 1M LIBOR + 2.500%, 01/15/25	1,258,666	1,263,723
Calpine Corp.
Term Loan B5, 4.810%, 3M LIBOR + 2.500%, 01/15/24	4,116,161	4,134,170
Term Loan B8, 3.630%, 1M LIBOR + 1.750%, 12/31/19	445,500	446,266
Dayton Power & Light Co. (The)
Term Loan B, 3.880%, 1M LIBOR + 2.000%, 08/24/22	543,125	546,010
Granite Acquisition, Inc.
Term Loan B, 5.195%, 3M LIBOR + 3.500%, 12/19/21	2,418,719	2,455,945
Term Loan C, 5.802%, 3M LIBOR + 3.500%, 12/19/21	109,579	111,265
Invenergy Thermal Operating I LLC
Term Loan B, 7.802%, 3M LIBOR + 5.500%, 10/19/22	389,117	373,553
Longview Power LLC
Term Loan B, 7.780%, 3M LIBOR + 6.000%, 04/13/21	1,239,938	1,032,248
Talen Energy Supply LLC
Term Loan B2, 5.877%, 1M LIBOR + 4.000%, 04/15/24	691,600	681,226
TTM Technologies, Inc.
Term Loan B, 09/27/24 (c)	325,000	326,422

		11,370,828

Electrical Components & Equipment—0.5%
Electrical Components International, Inc.
Term Loan B, 7.052%, 3M LIBOR + 4.750%, 05/28/21	1,277,542	1,286,325
Electro Rent Corp.
1st Lien Term Loan, 6.984%, 3M LIBOR + 5.000%, 01/31/24	1,185,000	1,192,406
Pelican Products, Inc.
Term Loan, 6.127%, 1M LIBOR + 4.250%, 04/11/20	1,537,684	1,545,373

		4,024,104

Electronics—0.8%
EIG Investors Corp.
Term Loan, 5.956%, 3M LIBOR + 4.000%, 02/09/23	4,050,274	4,086,074
EXC Holdings III Corp.
1st Lien Term Loan, 5.161%, 6M LIBOR + 3.500%, 12/02/24	448,875	454,486
Global Appliance, Inc.
Term Loan B, 5.880%, 1M LIBOR + 4.000%, 09/29/24	920,375	935,320
Vantiv LLC
Term Loan B4, 3.777%, 1M LIBOR + 2.000%, 08/09/24	1,175,000	1,182,834

		6,658,714

Energy Equipment & Services—0.2%
EnergySolutions LLC
Term Loan, 6.630%, 1M LIBOR + 4.750%, 05/29/20	1,374,627	1,395,246

Energy-Alternate Sources—0.1%
Green Plains Renewable Energy, Inc.
Term Loan B, 7.380%, 1M LIBOR + 5.500%, 08/18/23	945,250	959,429

Entertainment—1.4%
Amaya Holdings B.V.
Term Loan B, 5.802%, 3M LIBOR + 3.500%, 08/01/21	4,747,577	4,776,955
CDS U.S. Intermediate Holdings, Inc.
1st Lien Term Loan, 6.052%, 3M LIBOR + 3.750%, 07/08/22	1,195,430	1,198,294
Cyan Blue Holdco 3, Ltd.
Term Loan B, 5.052%, 3M LIBOR + 2.750%, 08/23/24	272,941	273,169
National CineMedia LLC
Term Loan, 4.630%, 1M LIBOR + 2.750%, 11/26/19	500,000	501,562
SeaWorld Parks & Entertainment, Inc.
Term Loan B5, 5.302%, 3M LIBOR + 3.000%, 03/31/24	2,355,601	2,349,957
Seminole Hard Rock Entertainment, Inc.
Term Loan B, 4.443%, 3M LIBOR + 2.750%, 05/14/20	262,625	264,704
Sesac Holdco II LLC
1st Lien Term Loan, 4.877%, 1M LIBOR + 3.000%, 02/23/24	519,750	520,725
SMG Holdings, Inc.
1st Lien Term Loan, 4.890%, 1M LIBOR + 3.250%, 01/23/25	225,000	227,484
WMG Acquisition Corp.
Term Loan E, 4.127%, 1M LIBOR + 2.250%, 11/01/23	1,795,999	1,805,229

		11,918,079

Environmental Control—0.7%
Advanced Disposal Services, Inc.
Term Loan B3, 3.981%, 1W LIBOR + 2.250%, 11/10/23	3,430,828	3,445,361
Core & Main L.P.
Term Loan B, 5.116%, 6M LIBOR + 3.000%, 08/01/24	723,188	726,916
GFL Environmental, Inc.
Term Loan B, 5.052%, 3M LIBOR + 2.750%, 09/29/23	788,000	792,925
Robertshaw U.S. Holding Corp.
1st Lien Term Loan, 5.438%, 1M LIBOR + 3.500%,, 02/19/25	600,000	606,000
Wrangler Buyer Corp.
Term Loan B, 4.877%, 1M LIBOR + 3.000%, 09/27/24	498,750	502,387

		6,073,589

Food—3.1%
Agro Merchants NAI Holdings LLC
1st Lien Term Loan B, 6.052%, 3M LIBOR + 3.750%, 12/06/24	349,149	352,641
Albertson’s LLC
Term Loan B4, 4.627%, 1M LIBOR + 2.750%, 08/25/21	1,469,998	1,455,707
Term Loan B5, 5.292%, 3M LIBOR + 3.000%, 12/21/22	1,481,316	1,468,933
Term Loan B6, 4.956%, 3M LIBOR + 3.000%, 06/22/23	4,025,935	3,983,159
Aramark Services, Inc.
Term Loan B1, 3.877%, 1M LIBOR + 2.000%, 03/11/25	872,813	881,177
Blue Buffalo Co., Ltd.
Term Loan B, 3.877%, 1M LIBOR + 2.000%, 05/27/24	942,875	944,643

BHFTI-92

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Food—(Continued)
CH Guenther & Son, Inc.
Term Loan B, 03/22/25 (c)	450,000	$453,023
Del Monte Foods, Inc.
1st Lien Term Loan, 5.160%, 3M LIBOR + 3.250%, 02/18/21	1,467,618	1,264,598
Dole Food Co., Inc.
Term Loan B, 4.850%, 1M LIBOR + 3.000%, 04/06/24	2,606,484	2,614,832
High Liner Foods, Inc.
Term Loan B, 5.022%, 3M LIBOR + 3.250%, 04/24/21	781,451	769,729
JBS USA LLC
Term Loan B, 4.678%, 3M LIBOR + 2.500%, 10/30/22	5,073,750	5,064,871
Nomad Foods Europe Midco, Ltd.
Term Loan B4, 4.027%, 1M LIBOR + 2.250%, 05/15/24	1,187,552	1,190,274
NPC International, Inc.
1st Lien Term Loan, 5.377%, 1M LIBOR + 3.500%, 04/19/24	1,563,188	1,587,612
Pinnacle Foods Finance LLC
Term Loan B, 3.377%, 1M LIBOR + 1.750%, 02/02/24	410,935	413,357
Post Holdings, Inc.
Incremental Term Loan, 3.880%, 1M LIBOR + 2.000%, 05/24/24	1,563,188	1,568,438
Supervalu, Inc.
Delayed Draw Term Loan, 5.377%, 1M LIBOR + 3.500%, 06/08/24	483,276	480,075
Term Loan B, 5.377%, 1M LIBOR + 3.500%, 06/08/24	805,461	800,124

		25,293,193

Food Products—0.0%
American Seafoods Group LLC
1st Lien Term Loan, 4.650%, 1M LIBOR + 2.750%, 08/21/23	315,521	315,915

Forest Products & Paper—0.1%
Expera Specialty Solutions LLC
Term Loan B, 6.127%, 1M LIBOR + 4.250%, 11/03/23	985,000	1,002,237

Hand/Machine Tools—0.6%
Apex Tool Group LLC
Term Loan B, 5.627%, 1M LIBOR + 3.750%, 02/01/22	2,335,313	2,337,685
Milacron LLC
Amended Term Loan B, 4.377%, 1M LIBOR + 2.500%, 09/28/23	2,577,632	2,588,910

		4,926,595

Health Care Technology—0.1%
Press Ganey Holdings, Inc.
1st Lien Term Loan, 4.877%, 1M LIBOR + 3.000%, 10/21/23	715,938	720,711

Healthcare-Products—3.0%
Argon Medical Devices, Inc.
1st Lien Term Loan B, 6.052%, 3M LIBOR + 3.750%, 01/23/25	850,000	856,375
Avantor, Inc.
1st Lien Term Loan, 5.877%, 1M LIBOR + 4.000%, 11/21/24	2,169,563	2,194,875
Carestream Dental Equiment, Inc.
1st Lien Term Loan, 5.552%, 3M LIBOR + 3.250%, 09/01/24	1,345,744	1,351,631

Healthcare-Products—(Continued)
CHG Healthcare Services, Inc.
1st Lien Term Loan B, 4.772%, 3M LIBOR + 3.000%, 06/07/23	2,456,769	2,480,826
Convatec, Inc.
Term Loan B, 4.552%, 3M LIBOR + 2.250%, 10/31/23	568,505	572,235
CryoLife, Inc.
Term Loan B, 6.302%, 3M LIBOR + 4.000%, 11/14/24	473,813	480,328
DJO Finance LLC
Term Loan, 5.030%, 3M LIBOR + 3.250%, 06/08/20	3,371,917	3,392,641
Greatbatch, Ltd.
1st Lien Term Loan B, 4.990%, 1M LIBOR + 3.250%, 10/27/22	2,921,201	2,948,588
Hanger, Inc.
1st Lien Term Loan, 5.377%, 1M LIBOR + 3.500%, 02/26/25	1,025,000	1,026,281
Kinetic Concepts, Inc.
Term Loan B, 5.552%, 3M LIBOR + 3.250%, 02/02/24	2,530,875	2,545,744
Mallinckrodt International Finance S.A.
Term Loan B, 4.820%, 3M LIBOR + 3.000%, 02/24/25	825,000	827,320
Term Loan B, 5.203%, 3M LIBOR + 2.750%, 09/24/24	3,547,029	3,549,001
Medical Depot Holdings, Inc.
1st Lien Term Loan, 7.802%, 3M LIBOR + 5.500%, 01/03/23	678,125	634,047
New Millennium HoldCo, Inc.
Term Loan, 8.377%, 1M LIBOR + 6.500%, 12/21/20	277,489	95,387
Sotera Health Holdings LLC
Term Loan B, 4.877%, 1M LIBOR + 3.000%, 05/15/22	856,230	859,798
Tecomet, Inc.
Term Loan, 5.280%, 3M LIBOR + 3.500%, 05/01/24	744,375	752,129

		24,567,206

Healthcare-Services—5.4%
Acadia Healthcare Co., Inc.
Term Loan B3, 4.377%, 1M LIBOR + 2.500%, 02/11/22	723,219	731,355
Term Loan B4, 4.377%, 1M LIBOR + 2.500%, 02/16/23	1,461,368	1,475,525
ADMI Corp.
Term Loan B, 5.590%, 3M LIBOR + 3.750%, 04/30/22	953,036	957,404
Alliance Healthcare Services, Inc.
Term Loan B, 6.340%, 1M LIBOR + 4.500%, 10/24/23	770,156	775,932
Ardent Legacy Acquisitions, Inc.
Term Loan B, 7.377%, 1M LIBOR + 5.500%, 08/04/21	477,500	479,888
BioClinica, Inc.
1st Lien Term Loan, 6.000%, 3M LIBOR + 4.250%, 10/20/23	641,875	629,038
Community Health Systems, Inc.
Term Loan G, 4.734%, 3M LIBOR + 2.750%, 12/31/19	2,635,949	2,576,640
Term Loan H, 4.984%, 3M LIBOR + 3.000%, 01/27/21	1,917,719	1,847,270
Concentra, Inc.
1st Lien Term Loan, 4.530%, 3M LIBOR + 2.750%, 06/01/22	776,731	778,915
CPI Holdco LLC
1st Lien Term Loan, 5.802%, 3M LIBOR + 3.500%, 03/21/24	643,502	648,328
DaVita HealthCare Partners, Inc.
Term Loan B, 4.627%, 1M LIBOR + 2.750%, 06/24/21	3,080,000	3,111,040
Envision Healthcare Corp.
Term Loan B, 4.880%, 1M LIBOR + 3.000%, 12/01/23	3,826,520	3,850,435
Equian LLC
Term Loan B, 5.154%, 3M LIBOR + 3.250%, 05/20/24	596,497	600,598

BHFTI-93

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
GHX Ultimate Parent Corp.
1st Lien Term Loan, 5.302%, 3M LIBOR + 3.000%, 06/28/24	868,438	$872,237
INC Research LLC
Term Loan B, 4.127%, 1M LIBOR + 2.250%, 08/01/24	1,405,078	1,411,445
Kindred Healthcare, Inc.
Term Loan, 5.250%, 3M LIBOR + 3.500%, 04/09/21	3,037,326	3,051,043
MPH Acquisition Holdings LLC
Term Loan B, 5.052%, 3M LIBOR + 2.750%, 06/07/23	4,673,264	4,701,014
National Mentor Holdings, Inc.
Term Loan B, 5.302%, 3M LIBOR + 3.000%, 01/31/21	1,035,627	1,041,128
Opal Acquisition, Inc.
Term Loan B, 6.030%, 3M LIBOR + 4.000%, 11/27/20	1,677,844	1,593,952
Ortho-Clinical Diagnostics S.A.
Term Loan B, 5.627%, 1M LIBOR + 3.750%, 06/30/21	3,249,288	3,280,088
PharMerica Corp.
1st Lien Term Loan, 5.211%, 1M LIBOR + 3.500%, 12/06/24	750,000	754,219
Prospect Medical Holdings, Inc.
Term Loan B, 7.188%, 1M LIBOR + 5.500%, 02/22/24	1,125,000	1,127,812
RadNet, Inc.
Term Loan, 5.250%, 3M LIBOR + 3.500%, 06/30/23	1,510,333	1,530,156
Select Medical Corp.
Term Loan B, 4.470%, 3M LIBOR + 2.750%, 03/01/21	1,559,250	1,569,970
Surgery Center Holdings, Inc.
Term Loan B, 5.130%, 1M LIBOR + 3.250%, 09/02/24	920,375	921,094
Team Health Holdings, Inc.
1st Lien Term Loan, 4.627%, 1M LIBOR + 2.750%, 02/06/24	1,930,500	1,853,280
U.S. Anesthesia Partners, Inc.
Term Loan, 4.877%, 1M LIBOR + 3.000%, 06/23/24	1,912,183	1,924,134
Wink Holdco, Inc.
1st Lien Term Loan B, 4.664%, 1M LIBOR + 3.000%, 12/02/24	423,938	423,010

		44,516,950

Hotels, Restaurants & Leisure—1.2%
1011778 B.C. Unlimited Liability Co.
Term Loan B3, 4.294%, 1M LIBOR + 2.250%, 02/16/24	6,648,674	6,663,913
Aristocrat Leisure, Ltd.
Incremental Term Loan, 3.745%, 3M LIBOR + 2.000%, 10/19/24	1,147,125	1,154,295
Eldorado Resorts LLC
Term Loan B, 4.130%, 2M LIBOR + 2.250%, 04/17/24	775,297	778,689
GVC Holdings plc
Term Loan, 03/15/24 (c)	1,025,000	1,026,601

		9,623,498

Household Products/Wares—0.9%
CFSP Acquisition Corp.
1st Lien Term Loan, 4.822%, 3M LIBOR + 3.000%, 03/21/25	203,988	203,988
Delayed Draw Term Loan, 03/06/25 (b) (c)	46,012	46,012
KIK Custom Products, Inc.
Term Loan B, 5.875%, 1M LIBOR + 4.000%, 05/15/23	1,402,096	1,417,723
Libbey Glass, Inc.
Term Loan B, 4.718%, 1M LIBOR + 3.000%, 04/09/21	392,216	387,803
Prestige Brands, Inc.
Term Loan B4, 3.877%, 1M LIBOR + 2.000%, 01/26/24	500,251	502,127

Household Products/Wares—(Continued)
Spectrum Brands, Inc.
Term Loan B, 3.860%, 2M LIBOR + 2.000%, 06/23/22	1,915,788	1,925,248
Spin Holdco, Inc.
Term Loan B, 5.083%, 3M LIBOR + 3.250%, 11/14/22	3,043,360	3,064,916

		7,547,817

Industrial Conglomerates—0.3%
IG Investment Holdings LLC
1st Lien Term Loan, 5.802%, 3M LIBOR + 3.500%, 10/29/21	2,338,381	2,366,149

Insurance—3.8%
Alliant Holdings I, Inc.
Term Loan B, 5.127%, 1M LIBOR + 3.250%, 08/12/22	2,338,989	2,355,881
AmWINS Group, Inc.
Term Loan B, 4.590%, 1M LIBOR + 2.750%, 01/25/24	3,247,920	3,269,639
Asurion LLC
2nd Lien Term Loan, 7.877%, 1M LIBOR + 6.000%, 08/04/25	1,500,000	1,544,062
Term Loan B4, 4.627%, 1M LIBOR + 2.750%, 08/04/22	4,873,384	4,907,395
Term Loan B6, 4.627%, 1M LIBOR + 2.750%, 11/03/23	2,921,444	2,944,398
Camelot UK Holdco, Ltd.
Term Loan, 5.127%, 1M LIBOR + 3.250%, 10/03/23	2,001,465	2,016,118
Cunningham Lindsey U.S., Inc.
1st Lien Term Loan, 6.052%, 3M LIBOR + 3.750%, 12/10/19	1,289,343	1,288,537
Hub International, Ltd.
Term Loan B, 4.840%, 3M LIBOR + 3.000%, 10/02/20	3,762,337	3,785,852
Sedgwick Claims Management Services, Inc.
1st Lien Term Loan, 03/01/21 (c)	1,050,000	1,050,525
UFC Holdings LLC
1st Lien Term Loan, 5.130%, 1M LIBOR + 3.250%, 08/18/23	1,975,000	1,988,270
USI, Inc.
Term Loan, 5.302%, 3M LIBOR + 3.000%, 05/16/24	2,686,500	2,697,918
VF Holding Corp.
Reprice Term Loan, 5.127%, 1M LIBOR + 3.250%, 06/30/23	3,725,818	3,760,748

		31,609,343

Internet—3.1%
Ancestry.com Operations, Inc.
1st Lien Term Loan, 5.130%, 1M LIBOR + 3.250%, 10/19/23	2,807,816	2,824,489
Ascend Learning LLC
Term Loan B, 4.877%, 1M LIBOR + 3.000%, 07/12/24	1,393,000	1,398,949
Getty Images, Inc.
Term Loan B, 5.802%, 3M LIBOR + 3.500%, 10/18/19	3,365,427	3,231,510
Go Daddy Operating Co. LLC
Term Loan, 4.127%, 1M LIBOR + 2.250%, 02/15/24	5,081,060	5,100,821
Match Group, Inc.
Term Loan B, 4.286%, 1M LIBOR + 2.500%, 11/16/22	481,250	484,859
Shutterfly, Inc.
Term Loan B2, 08/17/24 (c)	525,000	528,938
SurveyMonkey, Inc.
Term Loan, 6.810%, 3M LIBOR + 4.500%, 04/13/24	1,588,000	1,591,970
Tibco Software, Inc.
Term Loan B, 5.380%, 1M LIBOR + 3.500%, 12/04/20	3,313,972	3,330,127

BHFTI-94

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Internet—(Continued)
Uber Technologies
Term Loan, 07/22/25 (c)	1,425,000	$1,435,687
Term Loan B, 5.877%, 1M LIBOR + 4.000%, 07/13/23	4,411,587	4,435,300
Vivid Seats, Ltd.
1st Lien Term Loan, 5.148%, 1M LIBOR + 3.500%, 06/30/24	967,688	970,712

		25,333,362

Internet Software & Services—0.6%
Answers Finance LLC
2nd Lien Term Loan, 9.000%, PRIME + 7.900%, 09/15/21	149,891	146,893
Extreme Reach, Inc.
1st Lien Term Loan, 8.130%, 1M LIBOR + 6.250%, 02/07/20	2,264,638	2,266,053
Sutherland Global Services, Inc.
Term Loan B, 7.677%, 3M LIBOR + 5.375%, 04/23/21	841,494	809,938
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan B, 4.401%, 3M LIBOR + 2.500%, 03/17/25	1,875,000	1,880,860

		5,103,744

Investment Company Securities—0.5%
EIG Management Co. LLC
Term Loan B, 5.654%, 3M LIBOR + 3.750%, 01/30/25	250,000	252,813
FinCo I LLC
Term Loan B, 4.627%, 1M LIBOR + 2.750%, 12/27/22	1,095,150	1,109,113
LSF9 Atlantis Holdings LLC
Term Loan, 7.686%, 1M LIBOR + 6.000%, 05/01/23	2,018,351	1,995,645
TKC Holdings, Inc.
1st Lien Term Loan, 6.030%, 3M LIBOR + 4.250%, 02/01/23	965,250	976,109

		4,333,680

Iron/Steel—0.1%
Phoenix Services International LLC
Term Loan, 5.414%, 1M LIBOR + 3.750%, 03/01/25	850,000	855,313

IT Services—0.0%
Global Payments, Inc.
Term Loan B3, 3.627%, 1M LIBOR + 1.750%, 04/21/23	332,327	333,721

Leisure Products—0.7%
Bombardier Recreational Products, Inc.
Term Loan B, 4.380%, 1M LIBOR + 2.500%, 06/30/23	4,284,777	4,325,483
Sabre GLBL, Inc.
Term Loan B, 3.877%, 1M LIBOR + 2.000%, 02/22/24	928,883	932,863
Steinway Musical Instruments, Inc.
Term Loan B, 5.536%, 1M LIBOR + 3.750%, 02/13/25	825,000	832,219

		6,090,565

Leisure Time—0.7%
ClubCorp Club Operations, Inc.
Term Loan B, 5.552%, 3M LIBOR + 3.250%, 09/18/24	1,664,756	1,677,539
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.377%, 1M LIBOR + 2.500%, 02/01/24	2,243,230	2,251,175
Hayward Industries, Inc.
1st Lien Term Loan, 5.377%, 1M LIBOR + 3.500%, 08/05/24	422,875	425,254

Leisure Time—(Continued)
SRAM LLC
Incremental Term Loan, 5.131%, 2M LIBOR + 3.250%, 03/15/24	1,387,748	1,391,218

		5,745,186

Lodging—2.0%
Boyd Gaming Corp.
Term Loan B3, 4.236%, 1W LIBOR + 2.500%, 09/15/23	896,092	902,013
CityCenter Holdings LLC
Term Loan B, 4.377%, 1M LIBOR + 2.500%, 04/18/24	1,885,750	1,896,504
Crown Finance U.S., Inc.
Term Loan, 4.377%, 1M LIBOR + 2.500%, 02/28/25	1,950,000	1,949,879
Cypress Intermediate Holdings III, Inc.
1st Lien Term Loan, 4.880%, 1M LIBOR + 3.000%, 04/27/24	1,215,813	1,221,005
Four Seasons Hotels, Ltd.
1st Lien Term Loan, 3.877%, 1M LIBOR + 2.000%, 11/30/23	888,750	894,067
Hilton Worldwide Finance LLC
Term Loan B2, 3.872%, 1M LIBOR + 2.000%, 10/25/23	4,298,372	4,326,702
MGM Growth Properties Operating Partnership L.P.
Term Loan B, 04/25/23 (c)	1,862,000	1,868,750
Playa Resorts Holding B.V.
Term Loan B, 5.000%, 3M LIBOR + 3.250%, 04/29/24	2,062,117	2,078,098
Tropicana Entertainment, Inc.
Term Loan, 4.877%, 1M LIBOR + 3.000%, 11/27/20	184,000	185,495
Wyndham Hotels & Resorts, Inc.
Term Loan B, 1M LIBOR + 1.750%, 03/28/25	1,200,000	1,200,000

		16,522,513

Machinery—0.7%
Allison Transmission, Inc.
Term Loan B3, 3.600%, 1M LIBOR + 1.750%, 09/23/22	1,009,552	1,016,582
CPM Holdings, Inc.
Term Loan B, 5.377%, 1M LIBOR + 3.500%, 04/11/22	1,249,096	1,267,637
Delachaux S.A.
Term Loan B2, 5.802%, 3M LIBOR + 3.500%, 10/28/21	384,799	386,724
Dynacast International LLC
Term Loan B, 5.552%, 3M LIBOR + 3.250%, 01/28/22	1,199,378	1,208,373
Global Brass & Copper, Inc.
Term Loan B, 5.188%, 1M LIBOR + 3.250%, 07/18/23	812,625	820,751
Paladin Brands Holding, Inc.
Term Loan B, 7.802%, 3M LIBOR + 5.500%, 08/15/22	1,173,128	1,187,792

		5,887,859

Machinery-Diversified—1.4%
Clark Equipment Co.
Term Loan B, 4.302%, 3M LIBOR + 2.000%, 05/18/24	1,945,757	1,949,406
Engineered Machinery Holdings, Inc.
1st Lien Term Loan, 5.552%, 3M LIBOR + 3.250%, 07/19/24 (c)	1,172,063	1,174,260
EWT Holdings III Corp.
Term Loan, 5.302%, 3M LIBOR + 3.000%, 12/20/24	3,475,737	3,505,065
Gardner Denver, Inc.
Term Loan B, 5.052%, 3M LIBOR + 2.750%, 07/30/24	1,218,875	1,226,409

BHFTI-95

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Machinery-Diversified—(Continued)
Pro Mach Group, Inc.
Term Loan B, 5.035%, 3M LIBOR + 3.000%, 03/07/25	225,000	$225,623
Titan Acquisition, Ltd.
Term Loan B, 1M LIBOR + 3.500%, 03/15/25	2,775,000	2,772,616
Welbilt, Inc.
Term Loan B, 4.627%, 1M LIBOR + 2.750%, 03/03/23	835,897	843,385

		11,696,764

Marine—0.2%
Stena International S.a.r.l.
Term Loan B, 5.310%, 3M LIBOR + 3.000%, 03/03/21	1,632,000	1,566,720

Media—5.9%
ALM Media Holdings, Inc.
1st Lien Term Loan, 6.802%, 3M LIBOR + 4.500%, 07/31/20	387,813	333,519
AMC Entertainment, Inc.
Term Loan, 4.027%, 1M LIBOR + 2.250%, 12/15/22	2,052,750	2,060,265
Term Loan B, 4.027%, 1M LIBOR + 2.250%, 12/15/23	519,750	521,455
CBS Radio, Inc.
Term Loan B, 4.623%, 3M LIBOR + 2.750%, 11/17/24	1,949,312	1,959,667
Charter Communications Operating LLC
Term Loan B, 3.880%, 1M LIBOR + 2.000%, 04/30/25	3,416,438	3,432,666
Crossmark Holdings, Inc.
1st Lien Term Loan, 5.802%, 3M LIBOR + 3.500%, 12/20/19	1,399,824	696,412
CSC Holdings LLC
Term Loan B, 4.277%, 1M LIBOR + 2.500%, 01/25/26	1,200,000	1,201,687
Cumulus Media Holdings, Inc.
Term Loan, 4.900%, 1M LIBOR + 3.250%, 12/23/20	4,197,113	3,593,778
Entravision Communications Corp.
Term Loan B, 4.627%, 1M LIBOR + 2.750%, 11/29/24	1,019,875	1,021,787
EW Scripps Co. (The)
Term Loan B, 6.000%, PRIME + 1.250%, 10/02/24	348,250	349,991
Global Eagle Entertainment, Inc.
1st Lien Term Loan, 9.358%, 6M LIBOR + 7.500%, 01/06/23	1,096,875	1,146,234
Gray Television, Inc.
Term Loan B, 3.920%, 1M LIBOR + 2.250%, 02/07/24	1,565,386	1,574,029
Hubbard Radio LLC
Term Loan B, 05/27/22 (c)	657,500	662,740
iHeartCommunications, Inc.
Extended Term Loan E, 9.702%, 3M LIBOR + 7.500%, 07/30/19	425,533	339,134
Term Loan D, 8.420%, 3M LIBOR + 6.750%, 01/30/19	1,323,104	1,057,656
Information Resources, Inc.
1st Lien Term Loan, 6.194%, 3M LIBOR + 4.250%, 01/18/24	1,782,000	1,797,871
Kasima LLC
Term Loan B, 4.730%, 3M LIBOR + 2.500%, 05/17/21	244,485	246,217
Mediacom Illinois LLC
Term Loan K, 3.490%, 1W LIBOR + 2.250%, 02/15/24	460,830	463,134
Mission Broadcasting, Inc.
Term Loan B2, 4.164%, 1M LIBOR + 2.500%, 01/17/24	290,889	292,198
Nexstar Broadcasting, Inc.
Term Loan B2, 4.164%, 1M LIBOR + 2.500%, 01/17/24	2,259,498	2,269,666
Numericable Group S.A.
Term Loan B11, 4.522%, 3M LIBOR + 2.750%, 07/31/25	1,786,500	1,735,138

Media—(Continued)
ProQuest LLC
Term Loan B, 5.627%, 1M LIBOR + 3.750%, 10/24/21	1,632,375	1,657,881
Raycom TV Broadcasting LLC
Term Loan B, 4.127%, 1M LIBOR + 2.250%, 08/23/24	1,019,875	1,022,425
Sinclair Television Group, Inc.
Term Loan B, 12/12/24 (c)	2,850,000	2,868,155
Term Loan B2, 4.130%, 1M LIBOR + 2.250%, 01/03/24	2,108,176	2,119,596
Unitymedia Finance LLC
Term Loan D, 4.027%, 1M LIBOR + 2.250%, 01/15/26	925,000	924,856
Univision Communications, Inc.
Term Loan C5, 4.627%, 1M LIBOR + 2.750%, 03/15/24	7,340,908	7,236,528
Ziggo Secured Finance Partnership
Term Loan E, 4.277%, 1M LIBOR + 2.500%, 04/15/25	6,475,000	6,436,551

		49,021,236

Metal Fabricate/Hardware—1.3%
Ameriforge Group, Inc.
Term Loan, 10.302%, PIK + 1.000%, 06/08/22 (d) (e) (f)	762,074	826,773
Atkore International, Inc.
1st Lien Term Loan, 5.060%, 3M LIBOR + 2.750%, 12/22/23	1,371,563	1,382,363
Penn Engineering & Manufacturing Corp.
Term Loan B, 4.627%, 1M LIBOR + 2.750%, 06/27/24	248,125	249,366
Rexnord LLC
Term Loan B, 4.111%, 1M LIBOR + 2.250%, 08/21/24	2,928,863	2,948,542
WireCo WorldGroup, Inc.
1st Lien Term Loan, 7.484%, 3M LIBOR + 5.500%, 09/30/23	566,375	574,694
Zekelman Industries, Inc.
Term Loan B, 4.999%, 3M LIBOR + 2.750%, 06/14/21	4,871,240	4,903,512

		10,885,250

Mining—0.1%
Neenah Foundry Co.
Term Loan, 8.414%, 2M LIBOR + 6.500%, 12/13/22	765,313	783,489
New Day Aluminum LLC
First Out Term Loan, 4.000%, PIK + 6.000%, 10/28/20 (d) (e) (f)	29,874	17,924
Noranda Aluminum Acquisition Corp.
Term Loan B, 6.517%, 1M LIBOR + 4.500%, 02/28/19 (d) (e) (f) (g)	446,119	38,545

		839,958

Miscellaneous Manufacturing—1.0%
CeramTec Group GmbH
Term Loan B, 11/29/24 (c)	1,100,000	1,097,250
Filtration Group Corp.
1st Lien Term Loan, 5.312%, 1M LIBOR + 3.000%, 11/21/20	1,525,000	1,521,188
Gates Global LLC
Term Loan B, 5.052%, 3M LIBOR + 2.750%, 04/01/24	3,837,499	3,863,644
Werner FinCo L.P.
Term Loan, 5.882%, 1M LIBOR + 4.000%, 07/24/24	1,397,438	1,414,905

		7,896,987

BHFTI-96

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Multi-Utilities—0.1%
Lonestar Generation LLC
Term Loan B, 6.010%, 3M LIBOR + 4.250%, 02/22/21	530,676	$527,360

Office/Business Equipment—0.6%
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.000%, 3M LIBOR + 4.250%, 06/21/24	496,250	500,937
CDW LLC
Term Loan B, 4.302%, 3M LIBOR + 2.000%, 08/17/23	4,143,886	4,160,938

		4,661,875

Oil & Gas—1.8%
Apro LLC
Term Loan B, 5.690%, 1M LIBOR + 4.000%, 08/08/24	244,167	245,693
BCP Raptor LLC
Term Loan B, 6.039%, 2M LIBOR + 4.250%, 06/24/24	669,938	675,213
Bronco Midstream Funding LLC
Term Loan B, 5.873%, 3M LIBOR + 4.000%, 08/15/20	1,929,359	1,954,682
Citgo Petroleum Corp.
Term Loan B, 5.195%, 3M LIBOR + 3.500%, 07/29/21	2,398,200	2,404,195
Delek U.S. Holdings, Inc.
1st Lien Term Loan, 03/13/25 (c)	350,000	351,750
Emerald Expositions Holding, Inc.
Term Loan B, 4.627%, 1M LIBOR + 2.750%, 05/22/24	1,066,938	1,078,274
Fieldwood Energy LLC
1st Lien Last Out Term Loan, 9.109%, 1M LIBOR + 7.125%, 09/30/20	297,370	281,386
1st Lien Term Loan, 4.752%, 1M LIBOR + 2.875%, 09/28/18	1,051,437	1,050,123
1st Lien Term Loan, 8.877%, 1M LIBOR + 7.000%, 08/31/20	225,000	225,281
2nd Lien Term Loan, 9.437%, 1M LIBOR + 7.125%, 09/30/20	377,630	76,156
Delayed Draw Term Loan, 1.000%, UNFND + 1.000%, 08/14/18 (b)	21,716	21,824
Medallion Midland Acquisition LLC
1st Lien Term Loan, 5.127%, 1M LIBOR + 3.250%, 10/30/24	598,500	599,996
MEG Energy Corp.
Term Loan B, 5.810%, 3M LIBOR + 3.500%, 12/31/23	1,038,218	1,040,407
Oxbow Carbon LLC
1st Lien Term Loan B, 5.627%, 1M LIBOR + 3.750%, 01/04/23	617,188	625,674
Paragon Offshore Finance Co.
Term Loan B, 5.109%, 1M LIBOR + 2.750%, 07/18/21 (d) (e) (f)	6,866	0
PSC Industrial Holdings Corp.
1st Lien Term Loan, 6.036%, 1M LIBOR + 4.250%, 10/03/24	1,670,813	1,687,521
Sheridan Production Partners I LLC
Term Loan B2, 5.530%, 3M LIBOR + 3.500%, 10/01/19	1,046,505	887,785
Term Loan B2 I-A, 5.530%, 3M LIBOR + 3.500%, 10/01/19	138,671	117,639
Term Loan B2 I-M, 5.530%, 3M LIBOR + 3.500%, 10/01/19	84,701	71,854
Southcross Energy Partners L.P.
1st Lien Term Loan, 6.552%, 3M LIBOR + 4.250%, 08/04/21	480,370	474,065
Ultra Resources, Inc.
1st Lien Term Loan, 4.765%, 1M LIBOR + 3.000%, 04/12/24	1,375,000	1,366,406

		15,235,924

Oil & Gas Services—0.0%
Thermon Industries, Inc.
Term Loan B, 5.414%, 1M LIBOR + 3.750%, 10/24/24	315,000	317,756

Packaging & Containers—2.9%
Berry Global, Inc.
Term Loan Q, 3.820%, 1M LIBOR + 2.000%, 10/01/22	818,346	822,629
BWAY Holding Co.
Term Loan B, 4.960%, 3M LIBOR + 3.250%, 04/03/24	1,935,375	1,947,270
Consolidated Container Co. LLC
1st Lien Term Loan, 4.877%, 1M LIBOR + 3.000%, 05/22/24	870,630	877,160
Crown Holdings, Inc.
Term Loan B, 01/29/25 (c)	600,000	605,947
Flex Acquisition Co., Inc.
1st Lien Term Loan, 4.695%, 3M LIBOR + 3.000%, 12/29/23	4,693,294	4,721,163
Multi Color Corp.
Term Loan B, 4.127%, 1M LIBOR + 2.250%, 10/31/24	324,188	326,315
Reynolds Group Holdings, Inc.
Term Loan, 4.627%, 1M LIBOR + 2.750%, 02/05/23	8,506,847	8,560,014
Ring Container Technologies Group LLC
1st Lien Term Loan, 4.627%, 1M LIBOR + 2.750%, 10/31/24	673,313	676,258
SIG Combibloc U.S. Acquisition, Inc.
Term Loan, 4.627%, 1M LIBOR + 2.750%, 03/13/22	2,918,807	2,939,134
Signode Industrial Group U.S., Inc.
Term Loan B, 5.420%, PRIME + 1.750%, 05/04/21	960,938	959,712
Tekni-Plex, Inc.
Delayed Draw Term Loan, 10/05/24 (b) (c)	114,286	114,857
Term Loan, 10/17/24 (c)	185,714	186,604
Term Loan B1, 5.127%, 10/17/24	1,271,813	1,277,377

		24,014,440

Pharmaceuticals—4.4%
Akorn, Inc.
Term Loan B, 6.188%, 1M LIBOR + 4.250%, 04/16/21	895,627	891,989
Alkermes, Inc.
Term Loan B, 03/23/23 (c)	356,203	358,429
Amneal Pharmaceuticals LLC
Term Loan, 5.377%, 1M LIBOR + 3.500%, 11/01/19	4,387,413	4,399,733
Arbor Pharmaceuticals, Inc.
Term Loan B, 6.994%, 2M LIBOR + 5.000%, 07/05/23	2,508,553	2,549,318
Auris Luxembourg III S.a.r.l.
Term Loan B7, 5.302%, 3M LIBOR + 3.000%, 01/17/22	1,709,875	1,721,630
Change Healthcare Holdings, Inc.
Term Loan B, 4.627%, 1M LIBOR + 2.750%, 03/01/24	7,227,000	7,252,598
Diplomat Pharmacy, Inc.
Term Loan B, 6.380%, 1M LIBOR + 4.500%, 12/20/24	446,875	451,065
Endo Luxembourg Finance Co. I S.a.r.l.
Term Loan B, 6.188%, 1M LIBOR + 4.250%, 04/29/24	5,987,294	5,994,029
Genoa a QoL Healthcare Co. LLC
1st Lien Term Loan, 5.127%, 1M LIBOR + 3.250%, 10/28/23	566,407	570,655
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.986%, 1W LIBOR + 2.250%, 01/31/25	3,217,500	3,232,079
HLF Financing S.a.r.l.
Term Loan B, 7.377%, 1M LIBOR + 5.500%, 02/15/23	1,341,250	1,357,177
Horizon Pharma, Inc.
1st Lien Term Loan, 5.125%, 1M LIBOR + 3.250%, 03/29/24	1,659,332	1,671,431

BHFTI-97

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Indivior Finance S.a.r.l.
Term Loan B, 6.420%, 3M LIBOR + 4.500%, 12/18/22	2,319,188	$2,330,783
Valeant Pharmaceuticals International, Inc.
Term Loan B, 5.240%, 1M LIBOR + 3.500%, 04/01/22	3,591,287	3,633,711

		36,414,627

Professional Services—0.5%
Realogy Corp.
Term Loan B, 3.961%, 1M LIBOR + 2.250%, 02/08/25	2,554,568	2,573,408
Trans Union LLC
Term Loan B3, 3.877%, 1M LIBOR + 2.000%, 04/10/23	1,477,254	1,483,213

		4,056,621

Real Estate—1.1%
DTZ U.S. Borrower LLC
1st Lien Term Loan, 5.180%, 3M LIBOR + 3.250%, 11/04/21	4,778,329	4,759,416
RE/MAX International, Inc.
Term Loan B, 5.052%, 3M LIBOR + 2.750%, 12/15/23	1,895,683	1,906,299
RHP Hotel Properties L.P.
Term Loan B, 4.070%, 3M LIBOR + 2.250%, 05/11/24	2,286,481	2,303,916

		8,969,631

Real Estate Investment Trusts—0.8%
ESH Hospitality, Inc.
Term Loan B, 4.127%, 1M LIBOR + 2.250%, 08/30/23	1,529,248	1,540,000
Iron Mountain, Inc.
Term Loan B, 3.622%, 1M LIBOR + 1.750%, 03/23/26	825,000	825,344
Quality Care Properties, Inc.
1st Lien Term Loan, 7.127%, 1M LIBOR + 5.250%, 10/31/22	2,493,438	2,524,605
VICI Properties 1 LLC
Replacement Term Loan B, 3.854%, 1M LIBOR + 2.000%, 12/20/24	2,052,273	2,061,537

		6,951,486

Retail—3.9%
Alphabet Holding Co., Inc.
1st Lien Term Loan, 5.377%, 1M LIBOR + 3.500%, 09/26/24	2,238,750	2,087,634
Ascena Retail Group, Inc.
Term Loan B, 6.438%, 1M LIBOR + 4.500%, 08/21/22	2,514,923	2,238,282
Bass Pro Group LLC
Term Loan B, 6.877%, 1M LIBOR + 5.000%, 09/25/24	1,218,875	1,208,667
BJ’s Wholesale Club, Inc.
1st Lien Term Loan, 5.191%, 1M LIBOR + 3.500%, 02/03/24	918,063	918,480
David’s Bridal, Inc.
Term Loan B, 6.310%, 3M LIBOR + 4.000%, 10/11/19	1,579,607	1,359,647
Evergreen Acqco 1 L.P.
Term Loan, 5.495%, 3M LIBOR + 3.750%, 07/09/19	1,442,066	1,390,241
Golden Nugget, Inc.
Incremental Term Loan, 4.980%, 2M LIBOR + 3.250%, 10/04/23	3,661,346	3,696,817
Harbor Freight Tools USA, Inc.
Term Loan B, 4.377%, 1M LIBOR + 2.500%, 08/18/23	423,938	425,027

Retail—(Continued)
IRB Holding Corp.
1st Lien Term Loan, 4.936%, 1M LIBOR + 3.250%, 02/05/25	800,000	809,167
J. Crew Group, Inc.
Term Loan B, 5.100%, 3M LIBOR + 3.000%, 03/05/21 (d) (e) (f)	3,123,332	2,009,864
Men’s Wearhouse, Inc. (The)
Term Loan B, 5.202%, 1M LIBOR + 3.500%, 06/18/21	809,209	812,370
Michaels Stores, Inc.
Term Loan B1, 4.590%, 1M LIBOR + 2.750%, 01/30/23	680,316	684,378
Neiman Marcus Group, Ltd. LLC
Term Loan, 4.941%, 1M LIBOR + 3.250%, 10/25/20	1,969,523	1,706,714
Party City Holdings, Inc.
Term Loan B, 4.490%, 3M LIBOR + 2.750%, 08/19/22	1,172,025	1,178,048
PetSmart, Inc.
Term Loan B2, 4.680%, 1M LIBOR + 3.000%, 03/11/22	3,401,737	2,738,398
Pier 1 Imports (U.S.), Inc.
Term Loan B, 5.953%, 6M LIBOR + 3.500%, 04/30/21	1,477,535	1,407,352
Pizza Hut Holdings LLC
1st Lien Term Loan B, 3.808%, 1M LIBOR + 2.000%, 06/16/23	960,424	964,325
Sage Automotive Interiors, Inc.
1st Lien Term Loan, 6.877%, 1M LIBOR + 5.000%, 10/27/22	691,250	699,027
Serta Simmons Bedding LLC
1st Lien Term Loan, 5.220%, 3M LIBOR + 3.500%, 11/08/23	4,207,500	3,847,233
Toys “R” Us Property Co. I LLC
Term Loan B, 6.920%, 1M LIBOR + 5.000%, 08/21/19	3,008,521	2,508,354

		32,690,025

Semiconductors—0.8%
Bright Bidco B.V.
Term Loan B, 5.730%, 3M LIBOR + 3.500%, 06/30/24	1,761,688	1,789,948
Cypress Semiconductor Corp.
Term Loan B, 4.110%, 1M LIBOR + 2.250%, 07/05/21	994,375	1,001,336
Entegris, Inc.
Term Loan B, 4.127%, 1M LIBOR + 2.250%, 04/30/21	124,231	124,813
Lattice Semiconductor Corp.
Term Loan, 5.952%, 3M LIBOR + 4.250%, 03/10/21	1,813,649	1,831,786
M/A-COM Technology Solutions Holdings, Inc.
Add on Term Loan, 4.127%, 1M LIBOR + 2.250%, 05/17/24	1,150,262	1,136,123
Microsemi Corp.
1st Lien Term Loan B, 3.742%, 2M LIBOR + 2.000%, 01/15/23	346,710	347,732

		6,231,738

Software—7.9%
Almonde, Inc.
1st Lien Term Loan, 5.484%, 3M LIBOR + 3.500%, 06/13/24	2,462,625	2,463,480
Applied Systems, Inc.
1st Lien Term Loan, 5.552%, 3M LIBOR + 3.250%, 09/19/24	3,510,866	3,542,682
Barracuda Networks, Inc.
1st Lien Term Loan, 5.061%, 3M LIBOR + 3.250%, 02/12/25	350,000	351,914
Campaign Monitor Finance Pty, Ltd.
1st Lien Term Loan, 7.552%, 3M LIBOR + 5.250%, 03/18/21 (d) (e) (f)	703,776	705,465

BHFTI-98

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
DigiCert, Inc.
Term Loan B1, 6.522%, 3M LIBOR + 4.750%, 10/31/24	1,900,000	$1,924,463
Epicor Software Corp.
1st Lien Term Loan, 5.130%, 1M LIBOR + 3.250%, 06/01/22	199,487	200,596
Eze Castle Software, Inc.
1st Lien Term Loan, 5.037%, 1M LIBOR + 3.000%, 04/06/20	2,552,178	2,575,573
First Data Corp.
Term Loan, 4.122%, 1M LIBOR + 2.250%, 07/08/22	2,405,003	2,411,165
Term Loan, 4.122%, 1M LIBOR + 2.250%, 04/26/24	1,845,862	1,850,957
Flexera Software LLC
1st Lien Term Loan, 5.130%, 1M LIBOR + 3.250%, 02/26/25	225,000	226,266
Hyland Software, Inc.
1st Lien Term Loan, 5.127%, 1M LIBOR + 3.250%, 07/01/22	3,460,233	3,506,731
Infoblox, Inc.
1st Lien Term Loan, 6.377%, 1M LIBOR + 4.500%, 11/07/23	1,529,484	1,552,903
Infor (U.S.), Inc.
Term Loan B6, 4.627%, 1M LIBOR + 2.750%, 02/01/22	7,726,073	7,755,046
Informatica Corp.
Term Loan, 5.127%, 1M LIBOR + 3.250%, 08/05/22	4,010,965	4,038,540
ION Trading Technologies S.a.r.l.
Term Loan B, 5.052%, 3M LIBOR + 2.750%, 11/30/24	2,194,500	2,178,041
Kronos, Inc.
Term Loan B, 4.880%, 3M LIBOR + 3.000%, 11/01/23	5,519,355	5,556,958
MA FinanceCo. LLC
Term Loan B2, 4.377%, 1M LIBOR + 2.500%, 11/19/21	1,901,085	1,888,610
Term Loan B3, 4.627%, 1M LIBOR + 2.750%, 06/21/24	457,873	453,485
Mitel Networks Corp.
1st Lien Term Loan B, 5.627%, 1M LIBOR + 3.750%, 09/25/23	422,875	426,575
Navicure, Inc.
1st Lien Term Loan B, 5.627%, 1M LIBOR + 3.750%, 11/01/24	598,500	602,241
Quintiles IMS, Inc.
Term Loan B, 4.302%, 3M LIBOR + 2.000%, 03/07/24	1,798,028	1,809,266
Term Loan B2, 4.302%, 3M LIBOR + 2.000%, 01/17/25	1,044,750	1,051,062
Renaissance Learning, Inc.
1st Lien Term Loan, 6.052%, 3M LIBOR + 3.750%, 04/09/21	1,725,312	1,735,375
Rocket Software, Inc.
1st Lien Term Loan, 6.552%, 3M LIBOR + 4.250%, 10/14/23	1,108,125	1,115,051
Seattle Spinco, Inc.
Term Loan B3, 4.627%, 1M LIBOR + 2.750%, 06/21/24	3,092,127	3,092,900
SolarWinds Holdings, Inc.
Term Loan B, 4.877%, 1M LIBOR + 3.000%, 02/21/24	1,047,375	1,053,331
Solera LLC
Term Loan B, 4.627%, 1M LIBOR + 2.750%, 03/03/23	773,028	775,746
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan B4, 02/28/25 (c)	973,735	979,897
SS&C Technologies, Inc.
Term Loan B1, 4.127%, 1M LIBOR + 2.250%, 07/08/22	1,391,077	1,400,392
Term Loan B2, 4.127%, 1M LIBOR + 2.250%, 07/08/22	15,848	15,954
Term Loan B3, 02/28/25 (c)	2,776,265	2,793,833
Syncsort, Inc.
Term Loan B, 7.302%, 3M LIBOR + 5.000%, 08/09/24	1,393,000	1,399,094
Veritas Bermuda, Ltd.
Term Loan B, 6.802%, 3M LIBOR + 4.500%, 01/27/23	2,186,851	2,180,358

Software—(Continued)
Wall Street Systems Delaware, Inc.
Term Loan B, 5.302%, 3M LIBOR + 3.000%, 11/21/24	1,720,688	1,724,272

		65,338,222

Telecommunications—5.2%
CenturyLink, Inc.
Term Loan B, 4.627%, 1M LIBOR + 2.750%, 01/31/25	4,837,875	4,769,845
Colorado Buyer, Inc.
Term Loan B, 4.780%, 3M LIBOR + 3.000%, 05/01/24	1,513,563	1,517,189
CommScope, Inc.
Term Loan B5, 3.877%, 1M LIBOR + 2.000%, 12/29/22	673,550	678,097
Consolidated Communications, Inc.
Term Loan B, 4.880%, 1M LIBOR + 3.000%, 10/04/23	1,015,613	1,002,791
CPI International, Inc.
1st Lien Term Loan, 5.377%, 1M LIBOR + 3.500%, 07/26/24	621,875	624,984
CSC Holdings LLC
1st Lien Term Loan, 4.036%, 1M LIBOR + 2.250%, 07/17/25	2,442,480	2,443,091
Digicel International Finance, Ltd.
Term Loan B, 5.020%, 3M LIBOR + 3.250%, 05/28/24	1,517,376	1,512,634
Frontier Communications Corp.
Term Loan B1, 5.630%, 1M LIBOR + 3.750%, 06/15/24	1,811,313	1,790,935
Intelsat Jackson Holdings S.A.
Term Loan B4, 6.456%, 3M LIBOR + 4.500%, 01/14/24	1,600,000	1,652,667
Level 3 Financing, Inc.
Term Loan B, 4.111%, 1M LIBOR + 2.250%, 02/22/24	2,550,000	2,556,574
MCC Iowa LLC
Term Loan M, 3.740%, 1W LIBOR + 2.000%, 01/15/25	905,077	909,178
Onvoy LLC
1st Lien Term Loan B, 6.802%, 3M LIBOR + 4.500%, 02/10/24	866,746	838,577
Radiate Holdco LLC
1st Lien Term Loan, 4.877%, 1M LIBOR + 3.000%, 02/01/24	1,790,416	1,782,472
Sprint Communications, Inc.
1st Lien Term Loan B, 4.438%, 1M LIBOR + 2.500%, 02/02/24	3,267,000	3,271,593
Switch, Ltd.
Term Loan B, 4.127%, 1M LIBOR + 2.250%, 06/27/24	223,313	224,883
Syniverse Holdings, Inc.
1st Lien Term Loan, 6.718%, 3M LIBOR + 5.000%, 03/09/23	950,000	962,617
Telenet Financing USD LLC
Term Loan AL, 4.277%, 1M LIBOR + 2.500%, 03/01/26	2,100,000	2,112,749
Telesat Canada
Term Loan B4, 5.310%, 3M LIBOR + 3.000%, 11/17/23	4,460,605	4,486,624
UPC Financing Partnership
Term Loan AR, 4.277%, 1M LIBOR + 2.500%, 01/15/26	2,300,000	2,309,858
Virgin Media Bristol LLC
Term Loan, 4.277%, 1M LIBOR + 2.500%, 01/15/26	6,450,000	6,490,313
West Corp.
Term Loan, 5.877%, 1M LIBOR + 4.000%, 10/10/24	1,047,375	1,056,757
Term Loan B1, 10/10/24 (c)	300,000	303,000

		43,297,428

Thrifts & Mortgage Finance—0.0%
Ocwen Financial Corp.
Term Loan B, 6.786%, 1M LIBOR + 5.000%, 12/05/20	329,174	332,878

BHFTI-99

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Trading Companies & Distributors—0.1%
DXP Enterprises, Inc.
Term Loan B, 7.377%, 1M LIBOR + 5.500%, 08/29/23	472,625	$474,693
Solenis International L.P.
1st Lien Term Loan, 5.234%, 3M LIBOR + 3.250%, 07/31/21	289,500	289,246

		763,939

Transportation—0.6%
Hanjin International Corp.
Term Loan B, 4.234%, 3M LIBOR + 2.500%, 09/20/20	475,000	477,969
Kenan Advantage Group, Inc.
Term Loan, 4.877%, 1M LIBOR + 3.000%, 07/31/22	572,565	575,786
Term Loan B, 4.877%, 1M LIBOR + 3.000%, 07/31/22	175,237	176,223
PODS LLC
Term Loan B3, 4.711%, 1M LIBOR + 3.000%, 12/06/24	597,000	601,726
PQ Corp.
Term Loan B, 4.291%, 3M LIBOR + 2.500%, 02/08/25	2,910,149	2,923,402
XPO Logistics, Inc.
Term Loan B, 3.920%, 3M LIBOR + 2.000%, 02/24/25	575,000	577,767

		5,332,873

Trucking & Leasing—0.7%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan B2, 4.072%, 1M LIBOR + 2.250%, 04/03/22	5,880,563	5,892,406

Wireless Telecommunication Services—0.3%
Go Wireless, Inc.
Term Loan B, 8.377%, 1M LIBOR + 6.500%, 12/22/24	691,250	690,962
SBA Senior Finance II LLC
Term Loan B1, 3.990%, 1W LIBOR + 2.250%, 03/24/21	1,900,937	1,907,556

		2,598,518

Total Floating Rate Loans (Cost $812,824,815)		808,217,099

Common Stocks—0.8%

Capital Markets—0.3%
RCS Capital Corp. (h) (i)	35,138	2,459,678

Commercial Services—0.1%
IAP Worldwide Services LLC (d) (e) (f) (h) (i)	44	479,371

Gas Utilities—0.0%
Southcross Holding GP LLC (d) (e) (f) (h) (i)	59	0
Southcross Holding L.P. - Class A (h) (i)	59	23,600

		23,600

Health Care Providers & Services—0.0%
Millennium Health LLC (h) (i)	31,600	1,580

Hotels, Restaurants & Leisure—0.0%
Caesars Entertainment Corp. (h) (i)	10,000	112,500

Internet Software & Services—0.0%
Answers Corp. (d) (e) (h) (i)	29,070	240,409

Metals & Mining—0.3%
Ameriforge Group, Inc. (d) (e) (h) (i)	48,529	2,887,475

Oil, Gas & Consumable Fuels—0.1%
Paragon Offshore Finance Co. - Class A (d) (h) (i)	1,527	2,100
Paragon Offshore Finance Co. - Class B (d) (h) (i)	764	25,021
Samson Resources II LLC - Class A (h) (i)	19,666	432,652

		459,773

Total Common Stocks (Cost $2,804,139)		6,664,386

Short-Term Investment—3.2%

Repurchase Agreement—3.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/18 at 0.600%, due on 04/02/18 with a maturity value of $26,367,607; collateralized by a Federal Home Loan Bank at 0.000%, maturing 04/25/18, with a market value of $26,896,068.	26,365,849	26,365,849

Total Short-Term Investments (Cost $26,365,849)		26,365,849

Total Investments—101.4% (Cost $841,994,803)		841,247,334
Unfunded Loan Commitments—(0.1)% (Cost $(1,259,236))		(1,259,236)
Net Investments—101.3% (Cost $840,735,567)		839,988,098
Other assets and liabilities (net)—(1.3)%		(10,686,202)

Net Assets—100.0%		$829,301,896

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(b)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(c)	This loan will settle after March 31, 2018, at which time the interest rate will be determined.

BHFTI-100

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

(d)	Illiquid security. As of March 31, 2018, these securities represent 0.9% of net assets.
(e)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2018, these securities represent 0.9% of net assets.
(f)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(g)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(h)	Non-income producing security.
(i)	Security was acquired in connection with a restructuring of a senior loan and may be subject to restrictions on resale.
(LIBOR)—	London InterBank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Floating Rate Loans
Advertising	$—	$4,423,821	$—	$4,423,821
Aerospace/Defense	—	14,644,842	—	14,644,842
Auto Components	—	9,260,391	—	9,260,391
Auto Manufacturers	—	2,470,101	—	2,470,101
Auto Parts & Equipment (Less Unfunded Loan Commitments of $625,000)	—	7,127,165	—	7,127,165
Banks	—	1,066,267	—	1,066,267
Beverages	—	2,467,093	—	2,467,093
Building Materials	—	8,938,143	—	8,938,143
Capital Markets (Less Unfunded Loan Commitments of $175,000)	—	14,661,399	—	14,661,399
Chemicals (Less Unfunded Loan Commitments of $54,000)	—	34,387,907	—	34,387,907
Coal	—	2,235,169	—	2,235,169
Commercial Services (Less Unfunded Loan Commitments of $223,222)	—	37,557,018	293,897	37,850,915
Commercial Services & Supplies	—	1,223,873	—	1,223,873
Computers	—	11,367,822	—	11,367,822
Construction Materials	—	1,688,113	—	1,688,113
Cosmetics/Personal Care	—	2,477,332	—	2,477,332
Distribution/Wholesale	—	679,299	—	679,299
Distributors	—	3,644,505	—	3,644,505
Diversified Consumer Services	—	2,348,510	—	2,348,510
Diversified Financial Services	—	33,547,002	—	33,547,002
Electric	—	11,370,828	—	11,370,828
Electrical Components & Equipment	—	4,024,104	—	4,024,104
Electronics	—	6,658,714	—	6,658,714
Energy Equipment & Services	—	1,395,246	—	1,395,246
Energy-Alternate Sources	—	959,429	—	959,429
Entertainment	—	11,918,079	—	11,918,079
Environmental Control	—	6,073,589	—	6,073,589
Food	—	25,293,193	—	25,293,193
Food Products	—	315,915	—	315,915
Forest Products & Paper	—	1,002,237	—	1,002,237
Hand/Machine Tools	—	4,926,595	—	4,926,595
Health Care Technology	—	720,711	—	720,711

BHFTI-101

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Healthcare-Products	$—	$24,567,206	$—	$24,567,206
Healthcare-Services	—	44,516,950	—	44,516,950
Hotels, Restaurants & Leisure	—	9,623,498	—	9,623,498
Household Products/Wares (Less Unfunded Loan Commitments of $46,012)	—	7,501,805	—	7,501,805
Industrial Conglomerates	—	2,366,149	—	2,366,149
Insurance	—	31,609,343	—	31,609,343
Internet	—	25,333,362	—	25,333,362
Internet Software & Services	—	5,103,744	—	5,103,744
Investment Company Securities	—	4,333,680	—	4,333,680
Iron/Steel	—	855,313	—	855,313
IT Services	—	333,721	—	333,721
Leisure Products	—	6,090,565	—	6,090,565
Leisure Time	—	5,745,186	—	5,745,186
Lodging	—	16,522,513	—	16,522,513
Machinery	—	5,887,859	—	5,887,859
Machinery-Diversified	—	11,696,764	—	11,696,764
Marine	—	1,566,720	—	1,566,720
Media	—	49,021,236	—	49,021,236
Metal Fabricate/Hardware	—	10,058,477	826,773	10,885,250
Mining	—	783,489	56,469	839,958
Miscellaneous Manufacturing	—	7,896,987	—	7,896,987
Multi-Utilities	—	527,360	—	527,360
Office/Business Equipment	—	4,661,875	—	4,661,875
Oil & Gas (Less Unfunded Loan Commitments of $21,716)	—	15,214,208	—	15,214,208
Oil & Gas Services	—	317,756	—	317,756
Packaging & Containers (Less Unfunded Loan Commitments of $114,286)	—	23,900,154	—	23,900,154
Pharmaceuticals	—	36,414,627	—	36,414,627
Professional Services	—	4,056,621	—	4,056,621
Real Estate	—	8,969,631	—	8,969,631
Real Estate Investment Trusts	—	6,951,486	—	6,951,486
Retail	—	30,680,161	2,009,864	32,690,025
Semiconductors	—	6,231,738	—	6,231,738
Software	—	64,632,757	705,465	65,338,222
Telecommunications	—	43,297,428	—	43,297,428
Thrifts & Mortgage Finance	—	332,878	—	332,878
Trading Companies & Distributors	—	763,939	—	763,939
Transportation	—	5,332,873	—	5,332,873
Trucking & Leasing	—	5,892,406	—	5,892,406
Wireless Telecommunication Services	—	2,598,518	—	2,598,518
Total Floating Rate Loans (Less Unfunded Loan Commitments)	—	803,065,395	3,892,468	806,957,863
Common Stocks
Capital Markets	—	2,459,678	—	2,459,678
Commercial Services	—	—	479,371	479,371
Gas Utilities	—	23,600	—	23,600
Health Care Providers & Services	—	1,580	—	1,580
Hotels, Restaurants & Leisure	112,500	—	—	112,500
Internet Software & Services	—	—	240,409	240,409
Metals & Mining	—	—	2,887,475	2,887,475
Oil, Gas & Consumable Fuels	—	459,773	—	459,773
Total Common Stocks	112,500	2,944,631	3,607,255	6,664,386
Total Short-Term Investment*	—	26,365,849	—	26,365,849
Total Net Investments	$112,500	$832,375,875	$7,499,723	$839,988,098

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended March 31, 2018 is not presented.

Transfers from Level 2 to Level 3 in the amount of $2,440,274 were due to trading halts on the securities’ respective exchanges which resulted in the lack of observable inputs.

BHFTI-102

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—37.1% of Net Assets

Security Description	Principal Amount*	Value

Aerospace/Defense—0.2%
Lockheed Martin Corp. 1.850%, 11/23/18	1,600,000	$1,593,327

Agriculture—0.6%
Imperial Brands Finance plc 2.950%, 07/21/20 (144A)	3,100,000	3,077,783
Reynolds American, Inc. 2.300%, 06/12/18	3,200,000	3,198,374

		6,276,157

Auto Parts & Equipment—0.4%
Aptiv plc 3.150%, 11/19/20	4,500,000	4,491,770

Banks—12.9%
ANZ New Zealand International, Ltd. 2.850%, 08/06/20 (144A)	4,600,000	4,568,773
Banca Monte dei Paschi di Siena S.p.A. 2.875%, 04/16/59 (EUR)	4,100,000	5,445,147
Banco Popular Espanol S.A. 1.000%, 03/03/22 (EUR)	1,100,000	1,394,071
Bank of America Corp. 2.151%, 11/09/20	2,700,000	2,646,757
2.600%, 01/15/19	361,000	361,355
2.650%, 04/01/19	1,500,000	1,499,222
2.762%, 3M LIBOR + 1.040%, 01/15/19 (a)	6,600,000	6,644,847
3.004%, 3M LIBOR + 0.790%, 12/20/23 (144A) (a)	2,155,000	2,113,748
3.550%, 03/05/24 (a)	3,700,000	3,715,291
Bank of New York Mellon Corp. (The) 2.755%, 3M LIBOR + 0.870%, 08/17/20 (a)	3,900,000	3,951,976
BB&T Corp. 2.050%, 06/19/18	1,000,000	999,052
Capital One Financial Corp. 2.500%, 05/12/20	1,700,000	1,673,430
3.050%, 03/09/22	5,400,000	5,295,628
Citigroup, Inc. 2.400%, 02/18/20	4,600,000	4,549,921
2.474%, 3M LIBOR + 0.770%, 04/08/19 (a)	1,600,000	1,605,087
Deutsche Bank AG 3.195%, 3M LIBOR + 1.310%, 08/20/20 (a)	3,700,000	3,734,711
Dexia Credit Local S.A. 2.375%, 09/20/22 (144A)	2,000,000	1,950,195
Goldman Sachs Group, Inc. (The) 3.325%, 3M LIBOR + 1.200%, 09/15/20 (a)	11,400,000	11,579,995
HSBC Holdings plc 3.400%, 03/08/21	1,500,000	1,506,958
HSBC USA, Inc. 2.000%, 08/07/18	4,600,000	4,590,903
Industrial & Commercial Bank of China, Ltd. 2.957%, 11/08/22 (b)	3,800,000	3,707,732
3.231%, 11/13/19	2,700,000	2,699,887
ING Bank NV 2.998%, 3M LIBOR + 0.690%, 10/01/19 (144A) (a) (b)	6,300,000	6,344,642
Intesa Sanpaolo S.p.A. 3.875%, 01/15/19	6,100,000	6,139,741

Banks—(Continued)
JPMorgan Chase & Co. 1.850%, 03/22/19	6,500,000	6,449,037
2.200%, 10/22/19 (b)	4,000,000	3,961,119
2.400%, 06/07/21 (b)	1,100,000	1,073,729
Morgan Stanley 2.800%, 06/16/20 (b)	2,700,000	2,681,834
2.900%, 3M LIBOR + 1.140%, 01/27/20 (a)	7,900,000	7,998,181
Norddeutsche Landesbank Girozentrale 2.000%, 02/05/19 (144A)	4,000,000	3,983,532
Regions Financial Corp. 2.000%, 05/15/18	3,200,000	3,196,855
Royal Bank of Canada 2.100%, 10/14/20	3,700,000	3,635,165
Standard Chartered plc 3.885%, 3M LIBOR + 1.08%, 03/15/24 (144A) (a)	3,100,000	3,079,757
Toronto-Dominion Bank (The) 2.250%, 03/15/21 (144A)	4,000,000	3,928,404
Wells Fargo & Co. 2.500%, 03/04/21	1,100,000	1,080,015
2.625%, 3M LIBOR + 0.880%, 07/22/20 (a)	4,500,000	4,541,482
Westpac Banking Corp. 2.250%, 11/09/20 (144A)	3,700,000	3,646,045
Woori Bank 4.750%, 04/30/24 (144A)	2,400,000	2,449,644

		140,423,868

Beverages—0.5%
Anheuser-Busch InBev Finance, Inc. 2.650%, 02/01/21 (b)	3,400,000	3,373,371
Coca-Cola Femsa S.A.B. de C.V. 2.375%, 11/26/18 (b)	1,528,000	1,526,243

		4,899,614

Biotechnology—1.7%
Amgen, Inc. 2.504%, 3M LIBOR + 0.600%, 05/22/19 (a)	4,500,000	4,521,870
Baxalta, Inc. 2.000%, 06/22/18	1,400,000	1,397,908
2.875%, 06/23/20 (b)	3,300,000	3,276,797
Biogen, Inc. 2.900%, 09/15/20	4,500,000	4,472,544
Celgene Corp. 2.250%, 08/15/21 (b)	3,800,000	3,675,209
2.750%, 02/15/23	1,500,000	1,439,836

		18,784,164

Chemicals—0.2%
LyondellBasell Industries NV 6.000%, 11/15/21	2,000,000	2,158,980

Computers—0.6%
Dell International LLC / EMC Corp. 3.480%, 06/01/19 (144A)	2,800,000	2,812,665

BHFTI-103

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Computers—(Continued)
Hewlett Packard Enterprise Co. 3.626%, 3M LIBOR + 1.930%, 10/05/18 (a)	3,600,000	$3,631,741

		6,444,406

Cosmetics/Personal Care—0.3%
Colgate-Palmolive Co. 0.900%, 05/01/18	2,000,000	1,997,337
Procter & Gamble Co. (The) 1.700%, 11/03/21	1,500,000	1,445,183

		3,442,520

Diversified Financial Services—1.3%
Capital One Bank USA N.A. 2.300%, 06/05/19	5,900,000	5,859,513
Navient Corp. 5.500%, 01/15/19 (b)	1,400,000	1,415,400
6.625%, 07/26/21	500,000	519,375
8.000%, 03/25/20	500,000	531,250
Protective Life Global Funding 1.722%, 04/15/19 (144A)	1,900,000	1,880,404
2.262%, 04/08/20 (144A)	3,100,000	3,048,184
Seven & Seven, Ltd. 3.259%, 6M LIBOR + 1.000%, 09/11/19 (144A) (a)	480,000	477,373
Springleaf Finance Corp. 6.000%, 06/01/20 (b)	600,000	619,500

		14,350,999

Electric—2.3%
Calpine Corp. 5.375%, 01/15/23 (b)	6,400,000	6,126,720
Dominion Energy, Inc. 2.500%, 12/01/19	1,900,000	1,877,861
PSEG Power LLC 3.000%, 06/15/21 (b)	3,300,000	3,288,236
Southern Co. (The) 2.350%, 07/01/21	2,800,000	2,713,317
2.450%, 09/01/18	3,000,000	2,996,651
State Grid Overseas Investment, Ltd. 1.750%, 05/22/18 (144A)	1,100,000	1,098,377
2.750%, 05/07/19 (144A)	1,100,000	1,097,703
2.750%, 05/04/22 (144A)	3,800,000	3,700,256
Talen Energy Supply LLC 9.500%, 07/15/22 (144A) (b)	1,600,000	1,552,000

		24,451,121

Food—0.8%
Kraft Heinz Foods Co. 2.000%, 07/02/18	2,400,000	2,397,603
3.500%, 06/06/22 (b)	3,300,000	3,295,205
Kroger Co. (The) 2.600%, 02/01/21	3,200,000	3,149,560

		8,842,368

Healthcare-Products—0.7%
Edwards Lifesciences Corp. 2.875%, 10/15/18	1,400,000	1,400,200
Stryker Corp. 2.000%, 03/08/19	4,400,000	4,370,834
Zimmer Biomet Holdings, Inc. 2.700%, 04/01/20	2,000,000	1,978,286

		7,749,320

Healthcare-Services—0.7%
Anthem, Inc. 2.500%, 11/21/20	1,100,000	1,081,361
CHS/Community Health Systems, Inc. 7.125%, 07/15/20 (b)	500,000	407,500
HCA, Inc. 4.250%, 10/15/19 (b)	1,400,000	1,410,500
Tenet Healthcare Corp. 5.500%, 03/01/19 (b)	4,300,000	4,343,000
7.500%, 01/01/22 (144A) (b)	400,000	421,500

		7,663,861

Home Builders—0.8%
Beazer Homes USA, Inc. 5.750%, 06/15/19 (b)	2,273,000	2,332,666
KB Home 4.750%, 05/15/19 (b)	1,000,000	1,009,600
Lennar Corp. 6.950%, 06/01/18 (b)	5,500,000	5,527,500

		8,869,766

Insurance—2.3%
Jackson National Life Global Funding 2.250%, 04/29/21 (144A)	4,200,000	4,095,031
2.300%, 04/16/19 (144A)	1,500,000	1,494,523
Metropolitan Life Global Funding I 3.875%, 04/11/22 (144A)	1,200,000	1,229,409
New York Life Global Funding 2.100%, 01/02/19 (144A)	4,000,000	3,981,030
2.150%, 06/18/19 (144A)	5,000,000	4,967,077
Nuveen Finance LLC 2.950%, 11/01/19 (144A)	3,100,000	3,093,367
Pricoa Global Funding I 2.550%, 11/24/20 (144A) (b)	3,700,000	3,662,082
Prudential Financial, Inc. 2.619%, 3M LIBOR + 0.780%, 08/15/18 (a)	3,000,000	3,006,762

		25,529,281

Internet—0.9%
Alibaba Group Holding, Ltd. 2.500%, 11/28/19 (b)	4,000,000	3,972,405
Amazon.com, Inc. 2.400%, 02/22/23 (144A)	1,700,000	1,641,685
JD.com, Inc. 3.125%, 04/29/21	2,200,000	2,157,811

BHFTI-104

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Internet—(Continued)
Tencent Holdings, Ltd. 2.985%, 01/19/23 (144A)	1,800,000	$1,754,178

		9,526,079

Iron/Steel—0.1%
BlueScope Steel Finance, Ltd. / BlueScope Steel Finance USA LLC 6.500%, 05/15/21 (144A)	1,400,000	1,451,758

Lodging—0.4%
Marriott International, Inc. 2.875%, 03/01/21 (b)	4,800,000	4,755,283

Machinery-Diversified—0.2%
CNH Industrial Capital LLC 3.875%, 10/15/21 (b)	2,200,000	2,198,592

Media—1.1%
Altice Financing S.A. 7.500%, 05/15/26 (144A) (b)	800,000	784,000
CSC Holdings LLC 7.625%, 07/15/18	2,500,000	2,543,000
DISH DBS Corp. 5.875%, 07/15/22 (b)	2,100,000	2,008,125
NBCUniversal Enterprise, Inc. 1.974%, 04/15/19 (144A)	3,000,000	2,978,071
Time Warner, Inc. 2.100%, 06/01/19	4,000,000	3,964,008

		12,277,204

Mining—0.5%
FMG Resources August 2006 Pty, Ltd. 4.750%, 05/15/22 (144A) (b)	1,800,000	1,777,500
Glencore Funding LLC 3.000%, 10/27/22 (144A)	3,600,000	3,472,380

		5,249,880

Oil & Gas—1.5%
Anadarko Petroleum Corp. 4.850%, 03/15/21	2,300,000	2,390,246
California Resources Corp. 8.000%, 12/15/22 (144A) (b)	1,016,000	797,560
Devon Energy Corp. 3.250%, 05/15/22	2,500,000	2,469,838
Sanchez Energy Corp. 7.750%, 06/15/21 (b)	1,200,000	1,104,000
Sinopec Group Overseas Development, Ltd. 2.375%, 04/12/20 (144A)	2,000,000	1,968,926
2.500%, 04/28/20 (144A)	3,500,000	3,447,824
Statoil ASA 2.251%, 3M LIBOR + 0.460%, 11/08/18 (a)	3,100,000	3,105,937
Sunoco LP / Sunoco Finance Corp. 4.875%, 01/15/23 (144A) (b)	1,000,000	963,750

		16,248,081

Oil & Gas Services—0.2%
Petrofac, Ltd. 3.400%, 10/10/18 (144A)	1,200,000	1,189,500
Weatherford International, Ltd. 7.750%, 06/15/21 (b)	700,000	652,750

		1,842,250

Packaging & Containers—0.3%
OI European Group B.V. 4.000%, 03/15/23 (144A)	1,800,000	1,714,500
Owens-Brockway Glass Container, Inc. 5.000%, 01/15/22 (144A) (b)	1,400,000	1,413,580

		3,128,080

Pharmaceuticals—0.6%
Allergan Funding SCS 3.450%, 03/15/22 (b)	2,200,000	2,181,191
CVS Health Corp. 3.700%, 03/09/23	2,700,000	2,714,661
Valeant Pharmaceuticals International, Inc. 5.375%, 03/15/20 (144A)	1,700,000	1,709,010

		6,604,862

Pipelines—1.0%
Enable Midstream Partners L.P. 2.400%, 05/15/19	2,200,000	2,176,653
Energy Transfer Equity L.P. 4.250%, 03/15/23 (b)	1,100,000	1,067,000
Enterprise Products Operating LLC 2.550%, 10/15/19	1,600,000	1,590,035
Kinder Morgan, Inc. 3.050%, 12/01/19	2,600,000	2,593,277
Sabine Pass Liquefaction LLC 5.625%, 02/01/21	2,200,000	2,313,081
Williams Partners L.P. 4.125%, 11/15/20	600,000	609,480

		10,349,526

Real Estate Investment Trusts—0.4%
American Tower Corp. 3.400%, 02/15/19	2,200,000	2,207,848
Crown Castle International Corp. 3.150%, 07/15/23	2,600,000	2,518,294

		4,726,142

Retail—0.6%
Dollar General Corp. 1.875%, 04/15/18	2,900,000	2,898,740
KSouth Africa, Ltd. Zero Coupon, 3.000% PIK, 12/31/22 (144A) (c) (d)	622,872	21,738
Zero Coupon, 25.000% PIK, 12/31/22 (144A) (c) (d)	108,685	43,474
Penske Automotive Group, Inc. 3.750%, 08/15/20	2,000,000	2,000,000

BHFTI-105

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
PetSmart, Inc. 7.125%, 03/15/23 (144A)	3,600,000	$2,043,000

		7,006,952

Semiconductors—0.7%
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 2.375%, 01/15/20	3,800,000	3,746,979
Maxim Integrated Products, Inc. 2.500%, 11/15/18	4,200,000	4,194,493

		7,941,472

Software—0.5%
Fiserv, Inc. 2.700%, 06/01/20	5,500,000	5,465,063

Telecommunications—1.5%
Intelsat Jackson Holdings S.A. 7.250%, 10/15/20 (b)	500,000	462,500
Juniper Networks, Inc. 3.125%, 02/26/19	4,100,000	4,105,310
Sprint Communications, Inc. 9.000%, 11/15/18 (144A)	260,000	268,125
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.360%, 09/20/21 (144A)	1,575,000	1,565,156
4.738%, 03/20/25 (144A)	2,200,000	2,208,250
T-Mobile USA, Inc. 4.000%, 04/15/22 (b)	500,000	497,500
Telefonica Emisiones S.A.U. 3.192%, 04/27/18	1,800,000	1,800,720
Verizon Communications, Inc. 3.857%, 3M LIBOR + 1.750%, 09/14/18 (a)	5,500,000	5,533,120

		16,440,681

Trucking & Leasing—0.3%
DAE Funding LLC 4.000%, 08/01/20 (144A) (b)	1,800,000	1,755,000
Park Aerospace Holdings, Ltd. 5.250%, 08/15/22 (144A)	1,000,000	979,700

		2,734,700

Total Corporate Bonds & Notes (Cost $410,786,247)		403,918,127

U.S. Treasury & Government Agencies—33.5%

Agency Sponsored Mortgage - Backed—13.4%
Fannie Mae 15 Yr. Pool 4.500%, 09/01/24	558,573	582,261
4.500%, 03/01/25	1,144,268	1,192,992
Fannie Mae ARM Pool 2.676%, 6M LIBOR + 1.176%, 03/01/28 (a)	8,583	8,708
2.733%, 6M LIBOR + 1.175%, 11/01/33 (a)	3,484	3,627
2.777%, 6M LIBOR + 1.166%, 11/01/33 (a)	5,780	5,855
2.925%, 1Y CMT + 1.675%, 11/01/32 (a)	15,531	16,218

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae ARM Pool 2.963%, 1Y CMT + 1.895%, 02/01/25 (a)	61,403	63,065
2.978%, 6M LIBOR + 1.431%, 12/01/32 (a)	253,364	266,433
3.016%, 6M LIBOR + 1.436%, 02/01/36 (a)	55,543	57,291
3.020%, 6M LIBOR + 1.413%, 11/01/34 (a)	5,491	5,651
3.040%, 6M LIBOR + 1.415%, 06/01/32 (a)	9,646	9,660
3.049%, 1Y CMT + 1.861%, 08/01/29 (a)	4,824	4,995
3.086%, 1Y CMT + 2.010%, 06/01/25 (a)	51,216	51,982
3.101%, 6M LIBOR + 1.549%, 12/01/34 (a)	37,339	38,673
3.104%, 1Y CMT + 2.035%, 07/01/35 (a)	46,701	48,526
3.120%, 6M LIBOR + 1.620%, 11/01/32 (a)	47,752	50,340
3.125%, H15 + 2.000%, 05/01/19 (a)	5,836	5,841
3.129%, 1Y CMT + 2.172%, 07/01/33 (a)	27,607	28,522
3.137%, 6M LIBOR + 1.547%, 09/01/35 (a)	19,829	20,501
3.149%, 6M LIBOR + 1.405%, 03/01/35 (a)	35,337	36,368
3.164%, 6M LIBOR + 1.636%, 04/01/36 (a)	57,627	59,906
3.165%, 1Y CMT + 1.998%, 10/01/32 (a)	19,169	20,056
3.175%, 1Y CMT + 2.175%, 06/01/30 (a)	8,891	9,068
3.190%, 1Y CMT + 2.065%, 12/01/25 (a)	10,323	10,366
3.198%, 1Y CMT + 2.198%, 06/01/33 (a)	23,765	24,257
3.200%, 1Y CMT + 1.950%, 05/01/19 (a)	322	322
3.223%, 1Y CMT + 2.229%, 09/01/33 (a)	2,623	2,646
3.230%, 12M LIBOR + 1.480%, 12/01/32 (a)	24,077	25,301
3.234%, 1Y CMT + 2.034%, 10/01/35 (a)	27,500	27,696
3.236%, 6M LIBOR + 1.585%, 03/01/36 (a)	200,592	207,999
3.240%, 1Y CMT + 2.210%, 09/01/37 (a)	27,720	29,085
3.244%, 6M LIBOR + 1.652%, 03/01/37 (a)	11,127	11,551
3.247%, 12M LIBOR + 1.497%, 07/01/33 (a)	43,099	45,414
3.258%, 6M LIBOR + 1.758%, 06/01/28 (a)	2,199	2,291
3.261%, 6M LIBOR + 1.570%, 11/01/35 (a)	125,506	130,009
3.271%, 12M LIBOR + 1.521%, 07/01/33 (a)	33,733	35,124
3.290%, 6M LIBOR + 1.415%, 09/01/32 (a)	13,608	13,883
3.300%, 12M LIBOR + 1.550%, 02/01/44 (a)	29,468	30,289
3.303%, 1Y CMT + 2.178%, 08/01/33 (a)	102,032	106,370
3.305%, 1Y CMT + 2.055%, 01/01/20 (a)	21,082	21,253
3.319%, 1Y CMT + 2.223%, 07/01/35 (a)	30,127	31,856
3.324%, 1Y CMT + 2.202%, 11/01/35 (a)	2,547,092	2,681,607
3.362%, 1Y CMT + 2.081%, 07/01/33 (a)	42,656	44,141
3.364%, 12M LIBOR + 1.646%, 08/01/37 (a)	19,324	20,178
3.365%, 1Y CMT + 2.270%, 08/01/30 (a)	13,714	14,033
3.372%, 1Y CMT + 2.155%, 03/01/30 (a)	1,014	1,061
3.374%, 12M LIBOR + 1.582%, 01/01/36 (a)	58,127	60,591
3.394%, 12M LIBOR + 1.579%, 03/01/33 (a)	49,518	51,585
3.394%, 1Y CMT + 2.245%, 03/01/38 (a)	21,335	22,217
3.395%, 12M LIBOR + 1.645%, 09/01/39 (a)	3,919	4,070
3.405%, 1Y CMT + 2.280%, 07/01/32 (a)	2,891	2,908
3.405%, 12M LIBOR + 1.655%, 08/01/34 (a)	7,195	7,496
3.407%, 12M LIBOR + 1.624%, 05/01/33 (a)	14,760	15,480
3.415%, 1Y CMT + 2.290%, 08/01/32 (a)	48,529	50,524
3.425%, 1Y CMT + 2.300%, 09/01/32 (a)	4,260	4,288
3.436%, 1Y CMT + 1.686%, 03/01/33 (a)	11,611	11,911
3.440%, 1Y CMT + 2.263%, 01/01/32 (a)	6,653	6,884
3.440%, 12M LIBOR + 1.690%, 11/01/35 (a)	26,408	27,676
3.446%, 1Y CMT + 2.121%, 04/01/27 (a)	5,275	5,487
3.450%, 12M LIBOR + 1.700%, 10/01/33 (a)	33,110	34,486
3.458%, 12M LIBOR + 1.708%, 09/01/32 (a)	71,667	71,548

BHFTI-106

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae ARM Pool 3.460%, 12M LIBOR + 1.585%, 02/01/36 (a)	15,401	$15,952
3.466%, 12M LIBOR + 1.591%, 12/01/32 (a)	9,165	9,506
3.468%, 12M LIBOR + 1.711%, 11/01/36 (a)	2,248	2,342
3.470%, 12M LIBOR + 1.720%, 08/01/35 (a)	748,607	786,601
3.472%, 1Y CMT + 2.270%, 01/01/29 (a)	11,855	12,004
3.486%, 1Y CMT + 2.358%, 07/01/28 (a)	5,913	6,107
3.489%, 12M LIBOR + 1.677%, 11/01/36 (a)	2,249,990	2,360,761
3.491%, 1Y CMT + 2.152%, 12/01/33 (a)	62,284	65,447
3.500%, 12M LIBOR + 1.750%, 04/01/34 (a)	129,201	136,308
3.520%, 1Y CMT + 2.270%, 09/01/30 (a)	40,937	42,414
3.523%, 1Y CMT + 2.207%, 09/01/33 (a)	7,847	8,166
3.525%, 1Y CMT + 2.525%, 05/01/32 (a)	5,699	5,726
3.525%, 12M LIBOR + 1.775%, 04/01/34 (a)	17,821	18,283
3.527%, 1Y CMT + 2.223%, 09/01/36 (a)	1,240	1,305
3.528%, 12M LIBOR + 1.778%, 12/01/35 (a)	130,904	134,086
3.530%, 12M LIBOR + 1.530%, 02/01/33 (a)	36,063	36,307
3.541%, 12M LIBOR + 1.791%, 10/01/36 (a)	6,384	6,695
3.547%, 12M LIBOR + 1.750%, 02/01/36 (a)	10,939	11,475
3.551%, 1Y CMT + 2.360%, 11/01/34 (a)	3,055,935	3,243,952
3.560%, 12M LIBOR + 1.810%, 04/01/35 (a)	502,322	530,684
3.560%, 12M LIBOR + 1.810%, 04/01/40 (a)	6,518	6,799
3.563%, 12M LIBOR + 1.710%, 09/01/35 (a) (b)	3,446,494	3,615,275
3.569%, 12M LIBOR + 1.819%, 09/01/37 (a)	4,041	4,253
3.610%, 12M LIBOR + 1.735%, 05/01/34 (a)	10,205	10,726
3.635%, 1Y CMT + 2.510%, 08/01/35 (a)	6,252	6,402
3.645%, 1Y CMT + 2.270%, 01/01/32 (a)	10,900	10,935
3.699%, 12M LIBOR + 1.905%, 11/01/35 (a)	824,875	870,665
3.708%, 12M LIBOR + 1.833%, 08/01/32 (a)	54,936	55,694
3.712%, 1Y CMT + 2.105%, 07/01/25 (a)	967	986
3.749%, 1Y CMT + 2.285%, 02/01/35 (a)	45,135	47,336
3.750%, 6M LIBOR + 2.250%, 10/01/33 (a)	51,461	52,488
3.750%, 6M LIBOR + 2.250%, 05/01/34 (a)	25,777	26,578
3.752%, 1Y CMT + 2.317%, 04/01/36 (a)	4,185	4,405
3.777%, 12M LIBOR + 1.777%, 03/01/37 (a)	3,928	4,112
3.807%, 12M LIBOR + 1.831%, 03/01/36 (a)	31,374	32,565
3.830%, 12M LIBOR + 1.814%, 03/01/36 (a)	13,273	14,020
3.838%, 12M LIBOR + 1.713%, 02/01/32 (a)	73,438	73,651
3.890%, 12M LIBOR + 1.902%, 03/01/36 (a)	48,392	50,393
3.900%, 6M LIBOR + 2.275%, 08/01/32 (a)	27,618	28,094
3.981%, 6M LIBOR + 2.106%, 09/01/33 (a)	25,992	27,326
3.998%, 6M LIBOR + 2.123%, 08/01/33 (a)	39,253	41,753
4.025%, 1Y CMT + 2.275%, 06/01/35 (a)	47,155	47,530
4.041%, 1Y CMT + 2.791%, 02/01/33 (a)	124,955	127,408
4.200%, 6M LIBOR + 2.325%, 02/01/25 (a)	6,592	6,622
4.879%, 6M LIBOR + 3.254%, 05/01/34 (a)	114,730	117,121
Fannie Mae Connecticut Avenue Securities (CMO) 2.522%, 1M LIBOR + 0.650%, 08/25/30 (a)	4,321,039	4,320,843
4.472%, 1M LIBOR + 2.600%, 05/25/24 (a)	5,720,000	6,095,410
4.772%, 1M LIBOR + 2.900%, 07/25/24 (a)	1,803,853	1,921,990
4.872%, 1M LIBOR + 3.000%, 07/25/24 (a)	6,165,976	6,592,565
5.422%, 1M LIBOR + 3.550%, 07/25/29 (a)	2,980,000	3,235,674
5.872%, 1M LIBOR + 4.000%, 05/25/25 (a)	3,665,271	3,974,864
6.172%, 1M LIBOR + 4.300%, 02/25/25 (a)	4,369,612	4,812,472
6.422%, 1M LIBOR + 4.550%, 02/25/25 (a)	3,880,848	4,212,080
6.772%, 1M LIBOR + 4.900%, 11/25/24 (a)	2,841,138	3,252,709

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae Connecticut Avenue Securities (CMO) 6.872%, 1M LIBOR + 5.000%, 11/25/24 (a)	3,079,309	3,462,223
6.872%, 1M LIBOR + 5.000%, 07/25/25 (a)	8,896,864	10,041,802
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO) 2.554%, 1M LIBOR + 0.700%, 09/25/30 (a)	3,358,000	3,358,115
3.222%, 1M LIBOR + 1.350%, 03/25/29 (a)	250,000	254,438
3.722%, 1M LIBOR + 1.850%, 10/25/27 (a)	4,560,000	4,654,577
4.072%, 1M LIBOR + 2.200%, 02/25/24 (a)	692,677	713,144
4.072%, 1M LIBOR + 2.200%, 03/25/25 (a)	460,671	464,142
4.072%, 1M LIBOR + 2.200%, 10/25/28 (a)	2,105,729	2,134,106
4.122%, 1M LIBOR + 2.250%, 11/25/28 (a)	1,769,955	1,813,865
4.372%, 1M LIBOR + 2.500%, 08/25/24 (a)	1,073,860	1,081,371
4.472%, 1M LIBOR + 2.600%, 12/25/27 (a)	3,152,825	3,219,928
4.522%, 1M LIBOR + 2.650%, 03/25/28 (a)	3,733,118	3,809,104
4.622%, 1M LIBOR + 2.750%, 09/25/28 (a)	1,050,000	1,074,278
4.672%, 1M LIBOR + 2.800%, 05/25/28 (a)	3,608,001	3,721,122
4.722%, 1M LIBOR + 2.850%, 04/25/28 (a)	3,428,782	3,554,075
4.772%, 1M LIBOR + 2.900%, 07/25/28 (a)	390,000	400,140
5.122%, 1M LIBOR + 3.250%, 05/25/25 (a)	2,780,000	3,145,063
5.172%, 1M LIBOR + 3.300%, 10/25/27 (a)	3,160,000	3,517,645
5.622%, 1M LIBOR + 3.750%, 09/25/24 (a)	3,290,000	3,801,117
5.672%, 1M LIBOR + 3.800%, 03/25/25 (a)	5,470,000	5,904,650
5.772%, 1M LIBOR + 3.900%, 12/25/27 (a)	7,265,000	8,041,776
5.872%, 1M LIBOR + 4.000%, 08/25/24 (a)	400,623	437,276
5.972%, 1M LIBOR + 4.100%, 08/25/24 (a)	2,100,000	2,346,316
6.022%, 1M LIBOR + 4.150%, 01/25/25 (a)	7,649,807	8,255,368
6.422%, 1M LIBOR + 4.550%, 10/25/24 (a)	4,953,022	5,522,513
6.572%, 1M LIBOR + 4.700%, 03/25/28 (a)	1,000,000	1,146,997
6.622%, 1M LIBOR + 4.750%, 10/25/24 (a)	1,610,674	1,795,863
7.422%, 1M LIBOR + 5.550%, 07/25/28 (a)	900,000	1,092,428

		146,379,729

U.S. Treasury—20.1%
U.S. Treasury Inflation Indexed Notes 0.125%, 04/15/21 (e)	5,646,456	5,598,373
0.125%, 01/15/22 (e)	16,424,100	16,249,425
1.375%, 01/15/20 (e)	11,036,269	11,273,550
1.875%, 07/15/19 (e)	4,712,320	4,838,893
U.S. Treasury Notes 1.625%, 08/31/19	15,000,000	14,875,195
1.750%, 03/31/22	17,000,000	16,519,219
1.875%, 03/31/22	20,000,000	19,521,094
2.000%, 08/31/21 (b)	8,800,000	8,667,656
2.125%, 09/30/21	8,100,000	8,007,293
2.250%, 04/30/21 (b)	9,000,000	8,957,812
2.250%, 07/31/21	28,600,000	28,420,133
3.375%, 11/15/19 (b)	14,000,000	14,249,922
3.500%, 05/15/20	23,000,000	23,554,336
3.625%, 08/15/19 (b)	36,900,000	37,588,992

		218,321,893

Total U.S. Treasury & Government Agencies (Cost $363,517,837)		364,701,622

BHFTI-107

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Asset-Backed Securities—15.8%

Security Description	Principal Amount*	Value

Asset-Backed - Credit Card—4.3%
American Express Credit Account Master Trust 2.040%, 05/15/23	6,900,000	$6,774,562
2.670%, 10/17/22	5,000,000	4,991,795
Capital One Multi-Asset Execution Trust 1.990%, 07/17/23	6,000,000	5,893,726
Chase Issuance Trust 2.057%, 1M LIBOR + 0.280%, 04/15/20 (a)	4,580,000	4,580,292
2.147%, 1M LIBOR + 0.370%, 04/15/21 (a)	5,340,000	5,353,800
Citibank Credit Card Issuance Trust 1.920%, 04/07/22	4,400,000	4,333,149
2.490%, 01/20/23	5,500,000	5,453,110
Discover Card Execution Note Trust 2.207%, 1M LIBOR + 0.430%, 07/15/21 (a)	5,610,000	5,623,652
2.227%, 1M LIBOR + 0.450%, 04/15/21 (a)	4,020,000	4,027,318

		47,031,404

Asset-Backed - Home Equity—0.2%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2.232%, 1M LIBOR + 0.360%, 10/25/35 (a)	555,068	556,801
GSAA Home Equity Trust 2.817%, 1M LIBOR + 0.945%, 02/25/35 (a)	1,742,394	1,727,984
Home Loan Trust 5.980%, 06/25/34 (f)	184,186	188,877
RAAC Trust 2.572%, 1M LIBOR + 0.700%, 03/25/34 (a)	294,652	287,803

		2,761,465

Asset-Backed - Other—11.3%
American Homes 4 Rent Trust 3.467%, 04/17/52 (144A)	2,396,598	2,422,762
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.697%, 1M LIBOR + 0.825%, 06/25/34 (a)	722,420	726,215
Atrium X 3.672%, 3M LIBOR + 1.950%, 07/16/25 (144A) (a)	980,000	975,792
Atrium XI 3.895%, 3M LIBOR + 2.150%, 10/23/25 (144A) (a)	3,650,000	3,660,322
Atrium XIII 3.241%, 3M LIBOR + 1.800%, 11/21/30 (144A) (a)	1,000,000	1,004,665
Bain Capital Credit CLO 2018-1 Zero Coupon, 3M LIBOR + 1.150%, 04/23/31 (144A) (a) (g) (h)	2,500,000	2,500,000
Birchwood Park CLO, Ltd. 2.900%, 3M LIBOR + 1.180%, 07/15/26 (144A) (a)	600,000	599,855
BlueMountain Fuji U.S. CLO, Ltd. 3.427%, 3M LIBOR + 1.700%, 01/15/30 (144A) (a)	2,000,000	1,995,860
3.481%, 3M LIBOR + 2.150%, 10/20/30 (144A) (a)	2,000,000	2,021,866
4.095%, 3M LIBOR + 2.350%, 07/20/29 (144A) (a)	600,000	606,200
Carlyle Global Market Strategies CLO, Ltd. 3.195%, 3M LIBOR + 1.450%, 01/20/29 (144A) (a)	1,710,000	1,720,891
Carlyle U.S. CLO, Ltd. 3.530%, 3M LIBOR + 1.800%, 01/20/30 (144A) (a)	1,000,000	997,932
4.095%, 3M LIBOR + 2.350%, 07/20/29 (144A) (a)	500,000	503,218
4.145%, 3M LIBOR + 2.400%, 07/20/31 (144A) (a)	642,000	646,466
Catamaran CLO, Ltd. 4.684%, 3M LIBOR + 2.950%, 10/18/26 (144A) (a)	2,384,800	2,394,265

Asset-Backed - Other—(Continued)
Cent CLO, Ltd. 3.067%, 3M LIBOR + 1.300%, 01/30/25 (144A) (a)	1,970,065	1,970,968
3.204%, 3M LIBOR + 1.410%, 11/07/26 (144A) (a)	1,710,000	1,711,031
4.744%, 3M LIBOR + 2.950%, 11/07/26 (144A) (a)	2,650,000	2,653,509
Centerline REIT, Inc. 4.760%, 1M LIBOR + 4.760%, 09/21/45 (144A) (a)	584,877	589,117
5.040%, 09/21/45 (144A)	1,780,000	1,736,924
Colony American Homes 2.918%, 1M LIBOR + 1.200%, 07/17/32 (144A) (a)	3,909,340	3,921,668
Cook Park CLO Ltd. Zero Coupon, 3M LIBOR + 1.120%, 04/17/30 (144A) (a) (g) (h)	1,500,000	1,500,000
Countrywide Asset-Backed Certificates 2.622%, 1M LIBOR + 0.750%, 03/25/34 (a)	253,659	254,917
2.922%, 1M LIBOR + 1.050%, 12/25/34 (a)	97,291	97,349
Dryden 34 Senior Loan Fund Zero Coupon, 3M LIBOR + 1.160%, 10/15/26 (144A) (a)	900,000	899,724
Dryden 49 Senior Loan Fund 4.084%, 3M LIBOR + 2.350%, 07/18/30 (144A) (a)	380,000	383,591
Dryden 50 Senior Loan Fund 3.970%, 3M LIBOR + 2.250%, 07/15/30 (144A) (a)	500,000	503,495
Dryden 53 CLO, Ltd. 3.105%, 3M LIBOR + 1.400%, 01/15/31 (144A) (a)	1,000,000	999,515
3.405%, 3M LIBOR + 1.700%, 01/15/31 (144A) (a)	1,000,000	997,990
Dryden 64 CLO, Ltd. Zero Coupon, 3M LIBOR + 2.650%, 04/18/31 (144A) (a)	400,000	400,000
Eaton Vance CLO, Ltd. 2.922%, 3M LIBOR + 1.200%, 07/15/26 (144A) (a)	2,592,000	2,590,979
GSAMP Trust 2.877%, 1M LIBOR + 1.005%, 06/25/35 (a)	343,678	345,202
Invitation Homes 2017-SFR2 Trust 2.658%, 1M LIBOR + 0.800%, 12/17/36 (144A) (a)	5,813,320	5,856,058
Invitation Homes Trust 3.050%, 1M LIBOR + 1.300%, 08/17/32 (144A) (a)	4,547,709	4,550,866
3.158%, 1M LIBOR + 1.350%, 06/17/32 (144A) (a)	4,489,876	4,492,983
3.200%, 1M LIBOR + 1.450%, 03/17/32 (144A) (a)	1,489,636	1,490,741
LCM, Ltd. 3.726%, 3M LIBOR + 1.800%, 01/20/31 (144A) (a)	1,000,000	1,002,576
Long Point Park CLO, Ltd. 3.386%, 3M LIBOR + 1.700%, 01/17/30 (144A) (a)	1,000,000	997,910
Madison Park Funding, Ltd. 3.460%, 3M LIBOR + 1.700%, 07/27/30 (144A) (a)	1,600,000	1,611,830
4.110%, 3M LIBOR + 2.350%, 07/27/30 (144A) (a)	500,000	502,624
Mill City Mortgage Loan Trust 2017-3 2.750%, 01/25/61 (144A) (a)	3,977,859	3,931,331
Morgan Stanley ABS Capital I, Inc. Trust 2.607%, 1M LIBOR + 0.735%, 01/25/35 (a)	195,017	194,774
Neuberger Berman CLO, Ltd. 3.322%, 3M LIBOR + 1.600%, 01/15/28 (144A) (a)	1,000,000	997,991
Neuberger Berman Loan Advisers CLO 27, Ltd. 3.717%, 3M LIBOR + 1.700%, 01/15/30 (144A) (a)	1,000,000	997,967
Octagon Investment Partners 18-R, Ltd. Zero Coupon, 3M LIBOR + 2.700%, 04/16/31 (144A) (a)	400,000	400,000
Octagon Investment Partners 35, Ltd. 2.848%, 3M LIBOR + 1.100%, 01/20/31 (144A) (a)	600,000	600,214

BHFTI-108

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Octagon Investment Partners LLC 4.145%, 3M LIBOR + 2.400%, 07/20/30 (144A) (a)	126,643	$127,524
Octagon Investment Partners, Ltd. 2.941%, 3M LIBOR + 1.130%, 08/12/26 (144A) (a)	800,000	800,038
3.142%, 3M LIBOR + 1.420%, 07/15/27 (144A) (a)	3,645,114	3,645,697
Progress Residential Trust 2.740%, 06/12/32 (144A)	413,119	409,432
Structured Asset Investment Loan Trust 2.912%, 1M LIBOR + 1.040%, 12/25/34 (a)	118,676	118,778
TCI-Cent CLO, Ltd. 4.095%, 3M LIBOR + 2.350%, 07/25/30 (144A) (a)	254,559	256,373
TCI-Flatiron CLO, Ltd. 3.477%, 3M LIBOR + 1.850%, 11/17/30 (144A) (a)	500,000	498,974
Towd Point Mortgage Trust 2.250%, 04/25/56 (144A) (a)	5,412,194	5,325,485
2.250%, 07/25/56 (144A) (a)	7,368,729	7,218,701
2.472%, 1M LIBOR + 0.600%, 02/25/57 (144A) (a)	1,976,624	1,983,726
2.500%, 10/25/56 (144A) (a)	2,467,605	2,432,044
2.750%, 10/25/56 (144A) (a)	6,728,683	6,653,100
2.750%, 04/25/57 (144A) (a)	7,198,624	7,145,341
2.750%, 06/25/57 (144A) (a)	5,306,018	5,228,992
3.000%, 03/25/54 (144A) (a)	785,314	783,053
Towd Point Mortgage Trust 2015-1 3.000%, 01/25/58 (144A) (a)	1,434,440	1,426,600
3.750%, 11/25/57 (144A) (a)	475,008	479,499
Towd Point Mortgage Trust 2015-3 3.500%, 03/25/54 (144A) (a)	1,598,093	1,604,555
Voya CLO, Ltd. Zero Coupon, 3M LIBOR + 1.070%, 04/25/31 (144A) (a)	800,000	800,000
4.095%, 3M LIBOR + 2.350%, 07/20/30 (144A) (a)	221,301	223,300
West CLO, Ltd. 3.084%, 3M LIBOR + 1.350%, 07/18/26 (144A) (a)	1,230,000	1,228,781
3.584%, 3M LIBOR + 1.850%, 07/18/26 (144A) (a)	2,170,000	2,165,732

		122,515,878

Total Asset-Backed Securities (Cost $172,542,799)		172,308,747

Floating Rate Loans (i)—6.4%

Aerospace/Defense—0.1%
FGI Operating Co. LLC Term Loan, 6.127%, 1M LIBOR + 4.250%, 04/19/19	3,621,209	1,086,363

Airlines—0.0%
Air Canada 2018 Term Loan B, 3.984%, 3M LIBOR + 2.000%, 10/06/23	32,868	33,060

Auto Manufacturers—0.1%
Navistar International Corp. 1st Lien Term Loan B, 5.210%, 1M LIBOR + 3.500%, 11/06/24	846,911	854,057

Auto Parts & Equipment—0.0%
TI Group Automotive Systems LLC Term Loan, 4.377%, 1M LIBOR + 2.500%, 06/30/22	78,023	78,535

Chemicals—0.3%
Ashland, Inc. Term Loan B, 3.785%, 1M LIBOR + 2.000%, 05/17/24	2,660,070	2,684,176
Chemours Company (The) Term Loan B, 6.250%, PRIME + 1.500%, 05/12/22	443,602	444,249

		3,128,425

Coal—0.1%
Bowie Resource Holdings LLC 1st Lien Term Loan, 7.627%, 1M LIBOR + 5.750%, 08/14/20 (l)	1,236,203	1,219,205
2nd Lien Delayed Draw Term Loan, 12.627%, 1M LIBOR + 10.750%, 02/16/21 (l)	371,429	358,429

		1,577,634

Commercial Services—0.5%
Avis Budget Car Rental, LLC 2018 Term Loan B, 4.310%, 3M LIBOR + 2.000%, 02/13/25	1,182,997	1,186,509
Hertz Corp. (The) Term Loan B, 4.630%, 1M LIBOR + 2.750%, 06/30/23	1,674,307	1,677,316
Live Nation Entertainment, Inc. Term Loan B3, 3.688%, 1M LIBOR + 1.750%, 10/31/23	359,093	361,861
Onsite Rental Group Pty, Ltd. Term Loan B, 1.773%, PIK, 10/26/23 (c)	882,507	683,943
Term Loan B, 6.372%, 1M LIBOR + 4.500%, 10/26/22	645,477	639,022
WEX, Inc. Term Loan B2, 4.127%, 1M LIBOR + 2.250%, 06/30/23	1,281,971	1,292,087

		5,840,738

Computers—0.1%
Abacus Innovations Corp. Term Loan B, 3.688%, 1M LIBOR + 1.750%, 08/16/23	187,201	188,535
Sungard Availability Services Capital, Inc. 1st Lien Term Loan B, 11.877%, 1M LIBOR + 10.000%, 10/01/22	889,349	878,973
Western Digital Corp. Term Loan B3, 3.877%, 1M LIBOR + 2.000%, 04/29/23	456,051	459,329

		1,526,837

Diversified Financial Services—0.1%
Doncasters Finance U.S. LLC Term Loan, 5.377%, 3M LIBOR + 3.500%, 04/09/20	991,971	975,851

Electric—0.1%
EFS Cogen Holdings I LLC Term Loan B, 5.560%, 3M LIBOR + 3.250%, 06/28/23	107,451	108,378

BHFTI-109

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Floating Rate Loans (i)—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
NRG Energy, Inc. Term Loan B, 4.052%, 3M LIBOR + 1.750%, 06/30/23	1,292,037	$1,295,627

		1,404,005

Entertainment—0.3%
Greektown Holdings LLC Term Loan B, 4.877%, 1M LIBOR + 3.000%, 03/21/24	3,019,823	3,026,901

Food—0.7%
Aramark Services, Inc. Term Loan B1, 3.877%, 1M LIBOR + 2.000%, 03/11/25	192,323	194,166
B&G Foods, Inc. 2017 USD Term Loan B, 3.877%, 1M LIBOR + 2.000%, 11/02/22	1,995,262	2,008,772
JBS USA LLC Term Loan B, 4.678%, 3M LIBOR + 2.500%, 10/30/22	4,346,674	4,339,067
Post Holdings, Inc. Incremental Term Loan, 3.880%, 1M LIBOR + 2.000%, 05/24/24	1,094,486	1,098,162

		7,640,167

Forest Products & Paper—0.2%
Appvion, Inc. Term Loan, 8.377%, 1M LIBOR + 6.500%, 07/02/18 (l)	1,033,832	1,033,832
Caraustar Industries, Inc. Term Loan B, 7.802%, 3M LIBOR + 5.500%, 03/14/22	1,178,055	1,183,946

		2,217,778

Healthcare-Services—0.3%
DaVita HealthCare Partners, Inc. Term Loan B, 06/24/21 (k)	1,416,321	1,430,595
INC Research LLC Term Loan B, 4.127%, 1M LIBOR + 2.250%, 08/01/24	596,284	598,986
U.S. Renal Care, Inc. Term Loan B, 5.943%, 3M LIBOR + 4.250%, 12/31/22	1,500,930	1,509,843

		3,539,424

Hotels, Restaurants & Leisure—0.1%
Aristocrat Leisure, Ltd. Incremental Term Loan, 3.745%, 3M LIBOR + 2.000%, 10/19/24	736,155	740,756
Eldorado Resorts LLC Term Loan B, 4.128%, 2M LIBOR + 2.250%, 04/17/24	661,481	664,375

		1,405,131

Household Products/Wares—0.1%
Spectrum Brands, Inc. Term Loan B, 3.856%, 2M LIBOR + 2.000%, 06/23/22	1,427,154	1,434,201

Industrial Conglomerates—0.1%
OSG Bulk Ships, Inc. Term Loan, 6.040%, 3M LIBOR + 4.250%, 08/05/19	638,148	615,813

Internet Software & Services—0.1%
Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan, 4.787%, 3M LIBOR + 3.000%, 11/03/23	1,116,705	1,114,350

Investment Company Security—0.2%
FinCo I LLC Term Loan B, 4.627%, 1M LIBOR + 2.750%, 12/27/22	1,592,842	1,613,151

IT Services—0.1%
Global Payments, Inc. Term Loan A2, 3.481%, 1W LIBOR + 1.750%, 05/02/22	522,582	523,807

Leisure Time—0.0%
Aristocrat Leisure, Ltd. Term Loan B, 3.745%, 3M LIBOR + 2.000%, 10/20/21	111,482	112,121

Machinery—0.0%
Harsco Corp. Term Loan B, 4.938%, 1M LIBOR + 3.000%, 12/06/24	193,623	196,406

Media—0.6%
Altice U.S. Finance I Corp. Term Loan, 4.127%, 1M LIBOR + 2.250%, 07/28/25	165,949	165,949
AMC Entertainment, Inc. Term Loan, 4.027%, 1M LIBOR + 2.250%, 12/15/22	1,287,330	1,292,043
Term Loan B, 4.027%, 1M LIBOR + 2.250%, 12/15/23	425,313	426,708
Gray Television, Inc. Term Loan B, 3.920%, 1M LIBOR + 2.250%, 02/07/24	416,272	418,570
Lions Gate Entertainment Corp. 2018 Term Loan A, 03/02/23 (k)	213,097	213,763
Mission Broadcasting, Inc. Term Loan B2, 01/17/24 (k)	242,331	243,421
Nexstar Broadcasting, Inc. Term Loan B2, 1M LIBOR + 2.500%, 01/17/24 (k)	1,887,059	1,895,551
Sinclair Television Group, Inc. Term Loan B, 12/12/24 (k)	2,130,000	2,143,568

		6,799,573

Oil & Gas—0.5%
Fieldwood Energy LLC 1st Lien Term Loan, 4.752%, 1M LIBOR + 2.875%, 09/28/18	3,636,576	3,632,030
Oxbow Carbon LLC 1st Lien Term Loan B, 5.627%, 1M LIBOR + 3.750%, 01/04/23	474,000	480,518
Term Loan A, 4.377%, 1M LIBOR + 2.500%, 01/04/22	858,000	859,072

		4,971,620

Oil & Gas Services—0.1%
Navios Maritime Midstream Partners L.P. Term Loan B, 6.710%, 3M LIBOR + 4.500%, 06/18/20	846,163	845,105

BHFTI-110

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Floating Rate Loans (i)—(Continued)

Security Description	Principal Amount*	Value

Packaging & Containers—0.0%
Crown Holdings, Inc. Term Loan B, 01/29/25 (k)	138,278	$139,648

Pharmaceuticals—0.1%
Endo Luxembourg Finance Co. I S.a.r.l. Term Loan B, 6.188%, 1M LIBOR + 4.250%, 04/29/24	381,270	381,698
RPI Finance Trust Term Loan A3, 4.052%, 3M LIBOR + 1.750%, 10/14/21	235,712	236,154
Valeant Pharmaceuticals International, Inc. Term Loan B, 5.240%, 1M LIBOR + 3.500%, 04/01/22	442,974	448,207

		1,066,059

Retail—0.7%
Ascena Retail Group, Inc. Term Loan B, 6.438%, 1M LIBOR + 4.500%, 08/21/22	2,261,969	2,013,152
Evergreen Acqco 1 L.P. Term Loan, 5.495%, 3M LIBOR + 3.750%, 07/09/19	2,471,939	2,383,103
Harbor Freight Tools USA, Inc. Term Loan B, 4.377%, 1M LIBOR + 2.500%, 08/18/23	1,196,872	1,199,947
PetSmart, Inc. Term Loan B2, 4.680%, 1M LIBOR + 3.000%, 03/11/22	1,900,395	1,529,818
Smart & Final Stores LLC 1st Lien Term Loan, 5.377%, 1M LIBOR + 3.500%, 11/15/22	628,686	621,875

		7,747,895

Semiconductors—0.1%
MKS Instruments, Inc. Term Loan B3, 3.877%, 1M LIBOR + 2.000%, 05/01/23	99,193	99,876
ON Semiconductor Corp. 1st Lien Term Loan, 3.877%, 1M LIBOR + 2.000%, 03/31/23	1,184,893	1,192,520

		1,292,396

Software—0.3%
BMC Software Finance, Inc. Revolver Term Loan, 09/10/18 (j)	1,224,412	1,229,004
Quintiles IMS, Inc. Term Loan B2, 4.302%, 3M LIBOR + 2.000%, 01/17/25	1,808,000	1,818,924

		3,047,928

Telecommunications—0.4%
CommScope, Inc. Term Loan B5, 3.877%, 1M LIBOR + 2.000%, 12/29/22	1,775,060	1,787,042
Consolidated Communications, Inc. Term Loan B, 4.880%, 1M LIBOR + 3.000%, 10/04/23	160,651	158,622
CSC Holdings LLC 1st Lien Term Loan, 4.036%, 1M LIBOR + 2.250%, 07/17/25	1,796,536	1,796,985

Telecommunications—(Continued)
Global Tel*Link Corp. 1st Lien Term Loan, 6.302%, 3M LIBOR + 4.000%, 05/23/20	183,742	184,967

		3,927,616

Total Floating Rate Loans (Cost $72,965,603)		69,782,595

Mortgage-Backed Securities—4.1%

Collateralized Mortgage Obligations—1.8%
Adjustable Rate Mortgage Trust 3.791%, 02/25/35 (a)	1,694,157	1,690,155
American Home Mortgage Investment Trust 3.466%, 6M LIBOR + 1.500%, 10/25/34 (a)	976,802	966,323
CHL Mortgage Pass-Through Trust 3.112%, 07/25/34 (a)	548,085	548,384
Credit Suisse First Boston Mortgage Securities Corp. 5.000%, 09/25/19	112,829	116,095
Impac Secured Assets Corp. 2.637%, 1M LIBOR + 0.765%, 02/25/35 (a)	961,431	962,050
MASTR Alternative Loan Trust 5.000%, 08/25/18	29,088	29,075
5.500%, 12/25/18	28,997	28,998
5.500%, 04/25/19	95,408	96,088
5.515%, 11/25/19 (a)	141,619	142,944
Merrill Lynch Mortgage Investors Trust 2.612%, 1M LIBOR + 0.740%, 03/25/28 (a)	518,047	496,526
3.372%, 04/25/35 (a)	289,118	281,047
New York Mortgage Trust 2.547%, 1M LIBOR + 0.675%, 02/25/36 (a)	338,403	304,194
OBX Trust 2.527%, 1M LIBOR + 0.650%, 06/25/57 (144A) (a)	1,060,000	1,060,678
Radnor RE 2018-1, Ltd. 3.254%, 1M LIBOR + 1.400%, 03/25/28 (144A) (a)	2,370,000	2,368,564
Sequoia Mortgage Trust 2.462%, 1M LIBOR + 0.640%, 11/20/34 (a)	346,419	342,833
Structured Adjustable Rate Mortgage Loan Trust 2.312%, 1M LIBOR + 0.440%, 08/25/35 (a)	651,691	639,749
3.692%, 09/25/34 (a)	1,613,033	1,609,881
Structured Asset Mortgage Investments Trust 2.508%, 1M LIBOR + 0.700%, 02/19/35 (a)	657,891	652,457
WaMu Mortgage Pass-Through Certificates Trust 2.202%, 1M LIBOR + 0.330%, 01/25/45 (a)	2,189,558	2,174,776
2.332%, 1M LIBOR + 0.460%, 04/25/45 (a)	1,723,479	1,693,035
2.452%, 1M LIBOR + 0.580%, 07/25/45 (a)	976,957	962,521
Wells Fargo Mortgage-Backed Securities Trust 3.645%, 06/25/35 (a)	586,270	590,357
3.841%, 02/25/35 (a)	820,995	837,828

		18,594,558

Commercial Mortgage-Backed Securities—2.3%
BAMLL Commercial Mortgage Securities Trust 2012-PARK 2.959%, 12/10/30 (144A)	1,940,000	1,921,603

BHFTI-111

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Bear Stearns Commercial Mortgage Securities Trust 5.106%, 10/12/42 (a)	800,000	$727,729
CD Commercial Mortgage Trust 5.243%, 07/15/44 (a)	466,950	466,457
Citigroup Commercial Mortgage Trust 5.482%, 10/15/49	694,390	666,600
Colony Multifamily Mortgage Trust 2.543%, 04/20/50 (144A)	514,301	510,833
Commercial Mortgage Trust 3.611%, 08/10/49 (144A) (a)	1,220,000	1,239,404
Core Industrial Trust 3.040%, 02/10/34 (144A)	5,590,000	5,587,171
CSAIL Commercial Mortgage Trust 0.836%, 06/15/57 (a) (m)	15,671,565	673,547
GE Commercial Mortgage Corp. Trust 5.606%, 12/10/49 (a)	960,000	968,912
Greenwich Capital Commercial Mortgage Trust 5.736%, 07/10/38 (a)	1,874,021	1,739,867
GS Mortgage Securities Corp. II 0.878%, 05/10/50 (a) (m)	19,865,394	825,163
JPMorgan Chase Commercial Mortgage Securities Trust 5.705%, 12/15/44 (a)	1,259,695	1,256,627
Merrill Lynch Mortgage Trust 5.309%, 11/12/37 (a)	565,447	564,656
Multi Security Asset Trust L.P. 5.880%, 11/28/35 (144A) (a)	1,531,376	1,529,876
OBP Depositor LLC Trust 4.646%, 07/15/45 (144A)	2,250,000	2,321,500
Resource Capital Corp., Ltd. 3.186%, 1M LIBOR + 1.400%, 08/15/32 (144A) (a)	27,855	27,838
Wachovia Bank Commercial Mortgage Trust 5.954%, 10/15/35 (144A) (a)	192,355	193,092
Wells Fargo Commercial Mortgage Trust 1.652%, 11/15/49 (a) (m)	14,272,411	1,329,231
2.399%, 11/15/49	2,692,000	2,633,012

		25,183,118

Total Mortgage-Backed Securities (Cost $44,174,053)		43,777,676

Foreign Government—1.5%

Banks—0.3%
Korea Development Bank (The) 3.375%, 03/12/23	2,700,000	2,690,353

Sovereign—1.2%
Brazil Notas do Tesouro Nacional 6.000%, 08/15/18 (BRL) (e)	600,000	567,776
10.000%, 01/01/21 (BRL)	5,500,000	1,790,112
Export-Import Bank of China (The) 2.500%, 07/31/19 (144A)	4,000,000	3,976,908
Export-Import Bank of Korea 2.250%, 01/21/20	5,000,000	4,924,790

Sovereign—(Continued)
Indonesia Treasury Bond 8.250%, 07/15/21 (IDR)	16,800,000,000	1,302,633
Mexican Bonos 8.500%, 12/13/18 (MXN)	17,100,000	945,184

		13,507,403

Total Foreign Government (Cost $13,935,594)		16,197,756

Municipals—1.0%
Industry Public Facilities Authority, Tax Allocation Revenue 3.389%, 01/01/20	3,525,000	3,579,496
San Jose Redevelopment Agency Successor Agency, Tax Allocation Revenue 2.480%, 08/01/21	650,000	646,633
2.630%, 08/01/22	2,165,000	2,143,025
State of Pennsylvania, General Obligation, Ltd. 5.000%, 01/15/20	2,800,000	2,958,004
State of Texas, General Obligation Unlimited 5.000%, 04/01/21	1,185,000	1,293,973

Total Municipals (Cost $10,768,884)		10,621,131

Investment Company Security—0.6%
PowerShares Senior Loan Portfolio (b) (Cost $6,936,939)	300,000	6,939,000

Common Stocks—0.1%

Diversified Financial Services—0.0%
Edcon Holdings, Ltd. (g) (h) (l) (n)	8,217,950	6,941
Edcon Holdings, Ltd. (g) (h) (l) (n)	817,800	691

		7,632

Oil, Gas & Consumable Fuels—0.1%
Halcon Resources Corp. (b) (n)	65,445	318,717
Linn Energy, Inc. (n)	6,620	254,473

		573,190

Paper & Forest Products—0.0%
Verso Corp. - Class A (n)	1,665	28,039

Total Common Stocks (Cost $1,486,495)		608,861

Warrant—0.0%

Oil, Gas & Consumable Fuels—0.0%
Halcon Resources Corp., Expires 09/09/20 (n)	5,835	2,976

BHFTI-112

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Warrant —(Continued)

Security Description	Principal Amount*	Value

Paper & Forest Products—0.0%
Verso Corp., Expires 07/25/23 (n)	175	$131

Total Warrants (Cost $0)		3,107

Short-Term Investments—0.9%

Discount Note—0.6%
Federal Home Loan Bank Zero Coupon, 04/02/18 (o)	6,670,000	6,670,000

Repurchase Agreement—0.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/18 at 0.600%, due on 04/02/18 with a maturity value of $3,696,975; collateralized by a U.S. Treasury Note at 2.125%, maturing 03/31/24, with a market value of $3,773,570.	3,696,728	3,696,728

Total Short-Term Investments (Cost $10,366,469)		10,366,728

Securities Lending Reinvestments (p)—9.1%

Certificates of Deposit—3.5%
Bank of Nova Scotia 2.482%, 3M LIBOR + 0.280%, 03/20/19 (a)	1,500,000	1,499,346
BNP Paribas New York 1.886%, 1M LIBOR + 0.200%, 05/04/18 (a)	2,500,000	2,500,060
Canadian Imperial Bank of Commerce 1.920%, 1M LIBOR + 0.170%, 04/13/18 (a)	2,500,000	2,499,920
China Construction Bank 1.950%, 04/20/18	1,500,000	1,499,844
Citigroup Global Markets, Ltd. 2.070%, 1M LIBOR + 0.330%, 09/12/18 (a)	1,000,000	999,825
Cooperative Rabobank UA 1.860%, 3M LIBOR + 0.140%, 10/16/18 (a)	3,000,000	3,000,000
Credit Suisse AG New York 2.230%, FEDEFF PRV + 0.550%, 09/07/18 (a)	2,000,000	2,000,000
Mitsubishi UFJ Trust and Banking Corp. 1.886%, 1M LIBOR + 0.200%, 06/07/18 (a)	2,000,000	1,999,564
2.077%, 1M LIBOR + 0.200%, 05/30/18 (a)	1,500,000	1,499,751
Mizuho Bank, Ltd., New York 2.077%, 1M LIBOR + 0.200%, 05/29/18 (a)	1,500,000	1,499,874
Natixis New York 1.896%, 1M LIBOR + 0.210%, 08/06/18 (a)	1,000,000	999,914
2.220%, 06/11/18	1,000,000	1,000,166
Norinchukin Bank New York 1.670%, 1M LIBOR + 0.300%, 09/04/18 (a)	2,000,000	1,998,788
Royal Bank of Canada New York 1.990%, 1M LIBOR + 0.250%, 01/11/19 (a)	2,500,000	2,495,225
2.301%, 1M LIBOR + 0.440%, 09/17/18 (a)	1,000,000	999,859
Standard Chartered plc 2.154%, 1M LIBOR + 0.300%, 08/22/18 (a)	1,000,000	999,904
2.250%, 08/21/18	1,000,000	999,580

Certificates of Deposit—(Continued)
Sumitomo Mitsui Banking Corp., London 2.071%, 1M LIBOR + 0.230%, 05/21/18 (a)	1,000,000	1,000,000
Sumitomo Mitsui Banking Corp., New York 2.010%, 1M LIBOR + 0.270%, 09/10/18 (a)	3,500,000	3,498,954
Svenska Handelsbanken AB 2.027%, 1M LIBOR + 0.150%, 04/30/18 (a)	3,000,000	2,999,916
Wells Fargo Bank N.A. 1.835%, 3M LIBOR + 0.130%, 07/11/18 (a)	1,000,000	999,985
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.450%, 02/15/19 (a)	1,500,000	1,499,866

		38,490,341

Commercial Paper—1.6%
Alpine, Ltd. 2.240%, 06/07/18	994,400	995,870
Danske Corp. 2.080%, 06/04/18	1,988,907	1,992,434
Industrial & Commercial Bank of China, Ltd. 1.960%, 04/20/18	1,495,182	1,498,386
LMA S.A. & LMA Americas 2.150%, 06/01/18	2,486,413	2,490,572
Macquarie Bank, Ltd., London 2.020%, 05/16/18	1,492,509	1,496,204
Sheffield Receivables Co. 2.080%, 05/21/18	2,487,144	2,492,680
UBS AG 1.880%, 1M LIBOR + 0.210%, 05/02/18 (a)	6,000,000	5,999,136

		16,965,282

Repurchase Agreements—3.0%
Deutsche Bank AG, London Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $1,900,369; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 03/07/22 - 05/24/27, and an aggregate market value of $1,938,010.	1,900,000	1,900,000
Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $1,000,194; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 05/02/25, and an aggregate market value of $1,020,002.	1,000,000	1,000,000
Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $1,000,200; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.125%, maturity dates ranging from 04/14/22 - 08/07/23, and an aggregate market value of $1,020,007.	1,000,000	1,000,000
Repurchase Agreement dated 01/09/18 at 2.070%, due on 04/02/18 with a maturity value of $3,014,318; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $3,332,136.	3,000,000	3,000,000

BHFTI-113

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (p)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 03/15/18 at 2.070%, due on 04/02/18 with a maturity value of $2,002,070; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $2,221,424.	2,000,000	$2,000,000
Repurchase Agreement dated 09/12/17 at 2.210%, due on 07/02/18 with a maturity value of $508,993; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $555,356.	500,000	500,000
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $1,089,242; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $1,110,818.	1,089,035	1,089,035
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.230%, due on 06/29/18 with a maturity value of $726,494; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 8.875%, maturity dates ranging from 01/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $757,388.	700,000	700,000
Repurchase Agreement dated 08/01/17 at 2.230%, due on 06/29/18 with a maturity value of $6,123,393; collateralized by various Common Stock with an aggregate market value of $6,600,001.	6,000,000	6,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/16/18 at 1.850%, due on 04/02/18 with a maturity value of $1,000,874; collateralized by various Common Stock with an aggregate market value of $1,112,260.	1,000,000	1,000,000
Repurchase Agreement dated 11/30/17 at 1.850%, due on 04/02/18 with a maturity value of $2,113,274; collateralized by various Common Stock with an aggregate market value of $2,335,746.	2,100,000	2,100,000
Repurchase Agreement dated 03/16/18 at 1.880%, due on 04/05/18 with a maturity value of $1,001,044; collateralized by various Common Stock with an aggregate market value of $1,112,260.	1,000,000	1,000,000
Pershing LLC Repurchase Agreement dated 03/29/18 at 1.780%, due on 04/02/18 with a maturity value of $5,000,989; collateralized by U.S. Government Agency and Treasury Obligations with rates ranging from 0.000% - 11.500%, maturity dates ranging from 03/31/18 - 02/20/68, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
Societe Generale Repurchase Agreement dated 03/21/18 at 1.820%, due on 04/02/18 with a maturity value of $2,901,759; collateralized by various Common Stock with an aggregate market value of $3,223,999.	2,900,000	2,900,000

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 03/08/18 at 1.820%, due on 04/02/18 with a maturity value of $2,002,528; collateralized by various Common Stock with an aggregate market value of $2,223,448.	2,000,000	2,000,000
Repurchase Agreement dated 03/16/18 at 1.820%, due on 04/02/18 with a maturity value of $1,000,859; collateralized by various Common Stock with an aggregate market value of $1,111,724.	1,000,000	1,000,000

		32,189,035

Time Deposits—1.0%
ABN AMRO Bank NV 1.680%, 04/02/18	3,000,000	3,000,000
Australia New Zealand Bank 1.670%, 04/02/18	2,000,000
		2,000,000
DNB Bank ASA 1.640%, 04/02/18	2,000,000	2,000,000
DZ Bank AG 1.670%, 04/02/18	2,000,000	2,000,000
Nordea Bank New York 1.640%, 04/02/18	2,000,000	2,000,000

		11,000,000

Total Securities Lending Reinvestments (Cost $98,656,439)		98,644,658

Total Investments—110.1% (Cost $1,206,137,359)		1,197,870,008
Unfunded Loan Commitments—(0.1)% (Cost $(1,224,412))		(1,224,412)
Net Investments—110.0% (Cost $1,204,912,947)		1,196,645,596
Other assets and liabilities (net)—(10.0)%		(108,309,715)

Net Assets—100.0%		$1,088,335,881

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $95,578,451 and the collateral received consisted of cash in the amount of $98,633,590. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

BHFTI-114

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2018, the market value of restricted securities was $65,212, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Principal amount of security is adjusted for inflation.
(f)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(g)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2018, these securities represent 0.2% of net assets.
(h)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(i)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(j)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(k)	This loan will settle after March 31, 2018, at which time the interest rate will be determined.
(l)	Illiquid security. As of March 31, 2018, these securities represent 0.2% of net assets.
(m)	Interest only security.
(n)	Non-income producing security.
(o)	The rate shown represents current yield to maturity.
(p)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2018, the market value of 144A securities was $251,218,279, which is 23.1% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
KSouth Africa, Ltd., 25.000%, 12/31/22	12/22/16-12/31/17	$108,685	$108,685	$43,474
KSouth Africa, Ltd., 3.000%, 12/31/22	4/15/13-12/31/17	622,872	1,282,934	21,738

				$65,212

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	1,270,000	DBAG	04/19/18	USD	1,007,935	$(32,525)
AUD	775,000	JPMC	04/19/18	USD	606,856	(11,625)
AUD	1,770,000	JPMC	04/19/18	USD	1,416,545	(57,114)
CAD	1,110,000	JPMC	04/19/18	USD	873,926	(12,070)
CAD	1,330,000	JPMC	04/19/18	USD	1,032,629	46
EUR	1,300,000	DBAG	04/19/18	USD	1,535,300	65,981
EUR	1,360,000	DBAG	04/19/18	USD	1,636,665	38,522
EUR	2,020,000	DBAG	04/19/18	USD	2,487,630	515
EUR	1,480,000	JPMC	04/19/18	USD	1,825,314	(2,316)
GBP	1,310,000	DBAG	04/19/18	USD	1,838,585	511
IDR	9,730,000,000	JPMC	04/12/18	USD	705,584	636
INR	81,900,000	JPMC	04/12/18	USD	1,225,314	29,094
INR	51,540,000	DBAG	04/19/18	USD	780,672	8,052
INR	45,300,000	JPMC	04/19/18	USD	686,468	6,765
JPY	99,997,600	CBNA	04/19/18	USD	908,796	31,854
JPY	88,300,000	HSBC	04/19/18	USD	802,487	28,127
JPY	64,755,625	JPMC	04/19/18	USD	588,602	20,537
JPY	85,900,000	JPMC	04/19/18	USD	768,584	39,454
JPY	125,000,000	JPMC	04/19/18	USD	1,128,184	47,657
JPY	159,000,000	JPMC	04/19/18	USD	1,411,702	83,968
MXN	26,200,000	JPMC	04/12/18	USD	1,374,030	65,143

BHFTI-115

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
MXN	101,300,000	JPMC	04/19/18	USD	5,152,568	$405,890
NOK	9,100,000	JPMC	04/19/18	USD	1,105,375	56,048
PLN	3,130,000	JPMC	04/19/18	USD	880,574	33,928
SEK	4,160,000	JPMC	04/19/18	USD	514,804	(16,056)
SEK	9,200,000	JPMC	04/19/18	USD	1,109,369	(6,370)

Contracts to Deliver
AUD	1,931,148	DBAG	04/19/18	USD	1,513,209	30,010
AUD	4,000,000	JPMC	04/19/18	USD	3,134,760	62,599
CAD	3,760,000	JPMC	04/19/18	USD	2,995,787	76,346
EUR	253,765	BBP	04/19/18	USD	301,152	(11,425)
EUR	2,962,067	CBNA	04/19/18	USD	3,515,737	(132,804)
EUR	3,500,000	DBAG	04/19/18	USD	4,154,115	(157,028)
EUR	2,771,294	DBAG	04/19/18	USD	3,289,221	(124,334)
EUR	2,813,000	GSBU	04/19/18	USD	3,338,243	(126,684)
EUR	2,576,608	JPMC	04/19/18	USD	3,058,511	(115,239)
EUR	1,035,310	JPMC	04/19/18	USD	1,228,944	(46,304)
GBP	1,310,000	DBAG	04/19/18	USD	1,733,339	(105,757)
JPY	99,997,600	CBNA	04/19/18	USD	903,591	(37,059)
JPY	88,300,000	HSBC	04/19/18	USD	797,651	(32,963)
JPY	361,284,375	JPMC	04/19/18	USD	3,245,400	(153,104)
JPY	73,371,250	JPMC	04/19/18	USD	662,785	(27,399)
MXN	26,200,000	JPMC	04/12/18	USD	1,391,877	(47,296)
MXN	13,400,000	JPMC	04/19/18	USD	710,970	(24,305)
NOK	5,620,000	JPMC	04/19/18	USD	723,490	6,216
NOK	3,480,000	JPMC	04/19/18	USD	450,327	6,179

Net Unrealized Depreciation						$(135,699)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Canada Government Bond 10 Year Futures	06/20/18	31	CAD	4,131,370	$52,862
U.S. Treasury Note 2 Year Futures	06/29/18	838	USD	178,166,657	(28,281)

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	06/20/18	(43)	USD	(5,209,047)	(55,201)
U.S. Treasury Note 5 Year Futures	06/29/18	(143)	USD	(16,367,914)	(87,983)

Net Unrealized Depreciation					$(118,603)

Swap Agreements

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Depreciation(1)
Pay	3M LIBOR	Quarterly	09/20/18	CBNA	Markit iBoxx USD Liquid High Yield Index	USD	3,800,000	$(9,169)	$—	$(9,169)

BHFTI-116

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	Quarterly	2.250%	Semi-Annually	09/19/20	USD	33,000,000	$(275,791)	$(313,317)	$37,526
Pay	3M LIBOR	Quarterly	2.250%	Semi-Annually	09/19/20	USD	43,700,000	(365,214)	(356,748)	(8,466)
Receive	3M CPURNSA	Maturity	1.960%	Maturity	08/31/24	USD	10,800,000	255,666	—	255,666

Totals								$(385,339)	$(670,065)	$284,726

Centrally Cleared Credit Default Swaps on Credit Indices and Sovereign Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Depreciation
ITRX.EUR.28	(1.000%)	Quarterly	12/20/22	0.510%	EUR	20,600,000	$(583,182)	$(548,043)	$(35,139)
Republic of Turkey, 11.875%, due 01/15/30	(1.000%)	Quarterly	06/20/23	1.934%	USD	392,000	17,224	18,125	(901)

Total							$(565,958)	$(529,918)	$(36,040)

Centrally Cleared Credit Default Swaps on Credit Indices and Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM.29	1.000%	Quarterly	06/20/23	1.381%	USD	2,800,000	$(50,285)	$(56,560)	$6,275
CDX.NA.HY.30	5.000%	Quarterly	06/20/23	3.611%	USD	19,150,000	1,153,189	1,169,586	(16,397)
CDX.NA.IG.29	1.000%	Quarterly	12/20/22	0.578%	USD	22,900,000	424,770	479,165	(54,395)
Republic of Indonesia, 5.875%, due 03/13/20	1.000%	Quarterly	06/20/23	1.024%	USD	1,100,000	(1,272)	1,836	(3,108)

Total							$1,526,402	$1,594,027	$(67,625)

OTC Credit Default Swaps on Corporate Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2018(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AES Corp. 1.000%, due 06/01/19	(5.000%)	Quarterly	06/20/21	JPMC	0.626%	USD	600,000	$(81,322)	$(63,915)	$(17,407)
AES Corp. 1.000%, due 06/01/19	(5.000%)	Quarterly	06/21/21	JPMC	0.627%	USD	500,000	(67,803)	(56,973)	(10,830)
AES Corp. 1.000%, due 06/01/19	(5.000%)	Quarterly	06/21/21	JPMC	0.627%	USD	500,000	(67,803)	(51,976)	(15,827)
AES Corp. 1.000%, due 06/01/19	(5.000%)	Quarterly	06/21/21	JPMC	0.627%	USD	1,500,000	(203,408)	(170,919)	(32,489)
AES Corp. 5.000%, due 06/20/22	(5.000%)	Quarterly	06/20/22	JPMC	0.969%	USD	1,300,000	(207,832)	(177,082)	(30,750)
AES Corp. 5.000%, due 06/20/22	(5.000%)	Quarterly	06/20/22	JPMC	0.969%	USD	2,000,000	(319,742)	(281,770)	(37,972)
Ally Financial, Inc. 7.150%, due 09/15/20	(5.000%)	Quarterly	12/20/22	CBNA	1.219%	USD	700,000	(115,614)	(131,667)	16,053
Ally Financial, Inc. 7.150%, due 09/15/20	(5.000%)	Quarterly	12/20/22	JPMC	1.219%	USD	330,000	(54,504)	(62,735)	8,231
Ally Financial, Inc. 7.150%, due 09/15/20	(5.000%)	Quarterly	12/20/22	JPMC	1.219%	USD	770,000	(127,175)	(145,434)	18,259
Best Buy Co., Inc. 5.500%, due 03/15/21	(5.000%)	Quarterly	06/20/22	BBP	0.658%	USD	350,000	(60,742)	(59,024)	(1,718)

BHFTI-117

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

OTC Credit Default Swaps on Corporate Issues—Buy Protection (a)—(Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2018(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Best Buy Co., Inc. 5.500%, due 03/15/21	(5.000%)	Quarterly	06/20/22	CBNA	0.658%	USD	500,000	$(86,775)	$(85,097)	$(1,678)
Best Buy Co., Inc. 6.000%, due 06/20/22	(5.000%)	Quarterly	06/20/22	CBNA	0.658%	USD	660,000	(114,543)	(107,750)	(6,793)
Best Buy Co., Inc. 5.500%, due 03/15/21	(5.000%)	Quarterly	06/20/22	JPMC	0.658%	USD	650,000	(112,807)	(116,574)	3,767
CSC Holdings LLC 5.000%, due 09/20/18	(5.000%)	Quarterly	09/20/18	BBP	0.302%	USD	2,500,000	(56,523)	(146,999)	90,476
Dish DBS Corp. 6.750%, due 06/01/21	(5.000%)	Quarterly	06/20/21	JPMC	0.000%	USD	1,620,000	(91,608)	(86,382)	(5,226)
Lennar Corp. 4.750%, due 12/15/17	(5.000%)	Quarterly	06/20/18	CBNA	0.183%	USD	5,500,000	(60,724)	(628,661)	567,937
Nabors Industries, Inc. 9.250%, due 01/15/19	(1.000%)	Quarterly	06/20/20	JPMC	0.901%	USD	30,000	(64)	830	(894)
Nabors Industries, Inc. 9.250%, due 01/15/19	(1.000%)	Quarterly	06/20/22	JPMC	2.707%	USD	775,000	50,611	19,417	31,194
Navient Corp. 5.500%, due 01/25/23	(5.000%)	Quarterly	03/20/20	JPMC	0.762%	USD	500,000	(40,928)	(37,952)	(2,976)
Springleaf Finance Corp. 5.000%, due 06/20/20	(5.000%)	Quarterly	06/20/20	BBP	0.788%	USD	600,000	(54,743)	(55,619)	876
Tenet Healthcare Corp. 6.875%, due 11/15/31	(5.000%)	Quarterly	03/20/19	BBP	0.520%	USD	1,800,000	(78,243)	(145,060)	66,817
Tenet Healthcare Corp. 6.875%, due 11/15/31	(5.000%)	Quarterly	03/20/19	CBNA	0.520%	USD	2,500,000	(108,671)	(220,999)	112,328

Totals								$(2,060,963)	$(2,812,341)	$751,378

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2018(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American Tower Corp. 3.300%, due 02/15/21	1.000%	Quarterly	06/20/21	GSBU	1.216%	USD	2,700,000	$(17,770)	$(12,706)	$(5,064)
Dish DBS Corp. 5.000%, due 06/20/21	5.000%	Quarterly	06/20/23	JPMC	0.000%	USD	1,620,000	(15,557)	(14,184)	(1,373)
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	12/20/22	CBNA	0.863%	USD	2,730,000	16,405	26,396	(9,991)
Nabors Industries, Inc. 1.000%, due 06/20/22	1.000%	Quarterly	06/20/22	JPMC	2.707%	USD	30,000	(1,959)	(3,858)	1,899
Nabors Industries, Inc. 9.250%, due 01/15/19	1.000%	Quarterly	06/20/22	JPMC	2.707%	USD	775,000	(50,611)	(96,867)	46,256
Republic of Colombia 10.375%, due 01/28/33	1.000%	Quarterly	06/20/23	CBNA	1.065%	USD	1,100,000	(3,442)	(3,030)	(412)
Simon Property Group L.P. 4.375%, due 03/01/21	1.000%	Quarterly	06/20/22	CBNA	0.551%	USD	1,300,000	23,344	4,387	18,957
Simon Property Group L.P. 4.375%, due 03/01/21	1.000%	Quarterly	06/20/22	CBNA	0.551%	USD	650,000	11,672	1,228	10,444
Simon Property Group L.P. 4.375%, due 03/01/21	1.000%	Quarterly	06/20/22	JPMC	0.551%	USD	2,175,000	39,055	21,123	17,932
United Mexican States 4.150%, due 03/28/27	1.000%	Quarterly	06/20/23	CBNA	1.086%	USD	1,600,000	(6,620)	(12,032)	5,412
United Mexican States 4.150%, due 03/28/27	1.000%	Quarterly	06/20/23	JPMC	1.086%	USD	1,100,000	(4,552)	(8,455)	3,903

Totals								$(10,035)	$(97,998)	$87,963

BHFTI-118

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2018(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation/ (Depreciation)
Bespoke 3-7% CDX Tranche*	0.790%	Quarterly	06/20/19	CBNA	0.454%	USD	1,700,000	$7,002	$—	$7,002
Bespoke 5-8% CDX Tranche*	0.500%	Quarterly	06/20/18	CBNA	1.243%	USD	3,300,000	(5,619)	—	(5,619)
Bespoke 58% HY/42% IG 0-3% CDX Tranche*	1.000%	Quarterly	06/20/19	CBNA	7.193%	USD	570,000	(48,330)	(153,900)	105,570
Bespoke 6-10% CDX Tranche*	0.630%	Quarterly	12/20/18	CBNA	0.563%	USD	4,000,000	1,951	—	1,951
Bespoke Cambridge 0-3% CDX Tranche*	0.000%	Quarterly	12/20/19	CBNA	11.588%	USD	1,100,000	(202,681)	(174,900)	(27,781)
Bespoke Hong Kong 3-5% CDX Tranche*	1.000%	Quarterly	12/20/18	CBNA	0.617%	USD	3,000,000	8,409	(126,283)	134,692
Bespoke Verona 0-3% CDX Tranche*	0.000%	Quarterly	12/20/19	CBNA	11.130%	USD	900,000	(159,934)	(220,500)	60,566
Bespoke Verona 7-15% CDX Tranche*	0.400%	Quarterly	12/20/19	CBNA	0.366%	USD	1,650,000	950	—	950

Totals								$(398,252)	$(675,583)	$277,331

*	Represents a custom index comprised of a basket of underlying issuers.
(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(CBNA)—	Citibank N.A.
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(HSBC)—	HSBC Bank plc
(JPMC)—	JPMorgan Chase Bank N.A.

Currencies

(BRL)—	Brazilian Real
(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(USD)—	United States Dollar

Index Abbreviations

(CDX.EM)—	Markit Emerging Market CDS Index
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CMT)—	Constant Maturity Treasury
(CPURNSA)—	U.S. Consumer Price Index for All Urban Consumers Non-Seasonally Adjusted
(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(ICE)—	Intercontinental Exchange, Inc.
(ITRX.EUR)—	Markit iTraxx Europe CDS Index
(LIBOR)—	London Interbank Offered Rate
(PRIME)—	U.S. Federal Reserve Prime Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust
(ARM)—	Adjustable-Rate Mortgage
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation

BHFTI-119

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Total Corporate Bonds & Notes*	$—	$403,918,127	$—	$403,918,127
Total U.S. Treasury & Government Agencies*	—	364,701,622	—	364,701,622
Asset-Backed Securities
Asset-Backed - Credit Card	—	47,031,404	—	47,031,404
Asset-Backed - Home Equity	—	2,761,465	—	2,761,465
Asset-Backed - Other	—	120,015,878	2,500,000	122,515,878
Total Asset-Backed Securities	—	169,808,747	2,500,000	172,308,747
Total Floating Rate Loans (Less Unfunded Loan Commitments of $1,224,412)*	—	68,558,183	—	68,558,183
Total Mortgage-Backed Securities*	—	43,777,676	—	43,777,676
Total Foreign Government*	—	16,197,756	—	16,197,756
Total Municipals	—	10,621,131	—	10,621,131
Total Investment Company Security	6,939,000	—	—	6,939,000
Common Stocks
Diversified Financial Services	—	—	7,632	7,632
Oil, Gas & Consumable Fuels	573,190	—	—	573,190
Paper & Forest Products	28,039	—	—	28,039
Total Common Stocks	601,229	—	7,632	608,861
Total Warrant*	3,107	—	—	3,107
Total Short-Term Investments*	—	10,366,728	—	10,366,728
Total Securities Lending Reinvestments*	—	98,644,658	—	98,644,658
Total Net Investments	$7,543,336	$1,186,594,628	$2,507,632	$1,196,645,596

Collateral for Securities Loaned (Liability)	$—	$(98,633,590)	$—	$(98,633,590)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,144,078	$—	$1,144,078
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,279,777)	—	(1,279,777)
Total Forward Contracts	$—	$(135,699)	$—	$(135,699)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$52,862	$—	$—	$52,862
Futures Contracts (Unrealized Depreciation)	(171,465)	—	—	(171,465)
Total Futures Contracts	$(118,603)	$—	$—	$(118,603)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$299,467	$—	$299,467
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(118,406)	—	(118,406)
Total Centrally Cleared Swap Contracts	$—	$181,061	$—	$181,061

BHFTI-120

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$159,399	$—	$159,399
OTC Swap Contracts at Value (Liabilities)	—	(2,637,818)	—	(2,637,818)
Total OTC Swap Contracts	$—	$(2,478,419)	$—	$(2,478,419)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended March 31, 2018 is not presented.

BHFTI-121

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Foreign Government—63.0% of Net Assets

Security Description	Principal Amount*	Value

Argentina—4.0%
Argentine Bonos del Tesoro 15.500%, 10/17/26 (ARS)	437,168,000	$22,962,557
16.000%, 10/17/23 (ARS)	115,163,000	5,995,311
18.200%, 10/03/21 (ARS)	325,416,000	16,187,559
21.200%, 09/19/18 (ARS)	31,145,000	1,539,228
24.949%, BADLAR + 2.000%, 04/03/22 (ARS) (a)	20,147,000	1,025,713
Bonos de la Nacion Argentina con Ajuste por CER 3.750%, 02/08/19 (ARS)	24,117,000	1,207,571
Letras del Banco Central de la Republica Argentina Zero Coupon, 06/21/18 (ARS)	9,551,000	449,243
Zero Coupon, 07/18/18 (ARS)	30,563,000	1,411,322
21.982%, 08/15/18 (ARS) (b)	23,871,000	1,083,081
1.000%, 10/17/18 (ARS)	28,424,000	1,239,518

		53,101,103

Brazil—4.4%
Brazil Letras do Tesouro Nacional Zero Coupon, 07/01/20 (BRL)	83,081,000	21,385,346
Zero Coupon, 07/01/21 (BRL)	14,410,000	3,377,046
Brazil Notas do Tesouro Nacional 6.000%, 08/15/22 (BRL) (c)	4,846,000	4,868,443
10.000%, 01/01/21 (BRL)	36,775,000	11,969,338
10.000%, 01/01/23 (BRL)	51,875,000	16,789,622

		58,389,795

Colombia—4.2%
Colombian TES 6.000%, 04/28/28 (COP)	5,915,600,000	2,040,828
7.000%, 05/04/22 (COP)	653,000,000	245,242
7.000%, 06/30/32 (COP)	7,946,000,000	2,870,995
7.500%, 08/26/26 (COP)	9,819,300,000	3,769,430
7.750%, 09/18/30 (COP)	108,388,100,000	42,237,905
10.000%, 07/24/24 (COP)	10,589,000,000	4,551,656

		55,716,056

Ghana—1.3%
Ghana Government Bonds 16.500%, 02/06/23 (GHS)	13,400,000	3,083,631
17.600%, 11/28/22 (GHS)	10,450,000	2,478,706
18.250%, 09/21/20 (GHS)	1,530,000	359,264
18.250%, 07/25/22 (GHS)	5,170,000	1,250,128
19.750%, 03/15/32 (GHS)	18,788,000	4,741,648
21.000%, 03/23/20 (GHS)	2,310,000	562,384
24.500%, 10/22/18 (GHS)	4,530,000	1,067,021
Ghana Treasury Notes 17.180%, 01/06/20 (GHS)	1,860,000	425,786
17.240%, 11/11/19 (GHS)	7,030,000	1,609,516
21.000%, 01/07/19 (GHS)	4,470,000	1,043,416

		16,621,500

India—8.1%
India Government Bonds 6.840%, 12/19/22 (INR)	365,000,000	5,493,325
7.680%, 12/15/23 (INR)	1,164,000,000	18,069,906

India—(Continued)
India Government Bonds 8.080%, 08/02/22 (INR)	1,344,000,000	21,216,595
8.120%, 12/10/20 (INR)	3,400,000,000	53,526,971
8.200%, 02/15/22 (INR)	547,000,000	8,655,156

		106,961,953

Indonesia—9.7%
Indonesia Treasury Bonds 5.625%, 05/15/23 (IDR)	96,951,000,000	6,936,389
7.000%, 05/15/22 (IDR)	631,607,000,000	47,532,814
8.375%, 03/15/24 (IDR)	81,624,000,000	6,477,421
8.375%, 09/15/26 (IDR)	45,918,000,000	3,681,278
8.375%, 03/15/34 (IDR)	49,720,000,000	3,918,373
8.750%, 05/15/31 (IDR)	22,479,000,000	1,842,568
9.000%, 03/15/29 (IDR)	11,396,000,000	947,230
10.000%, 09/15/24 (IDR)	186,070,000,000	15,813,294
10.000%, 02/15/28 (IDR)	34,960,000,000	3,062,488
10.500%, 08/15/30 (IDR)	2,470,000,000	227,438
11.500%, 09/15/19 (IDR)	7,238,000,000	565,639
12.800%, 06/15/21 (IDR)	78,179,000,000	6,769,350
12.900%, 06/15/22 (IDR)	341,823,000,000	30,685,240

		128,459,522

Mexico—18.7%
Mexican Bonos 4.750%, 06/14/18 (MXN)	455,600,000	24,886,335
5.000%, 12/11/19 (MXN)	753,040,000	39,873,427
6.500%, 06/10/21 (MXN)	687,730,000	37,048,900
8.000%, 06/11/20 (MXN)	431,860,000	24,130,712
8.500%, 12/13/18 (MXN)	114,740,000	6,342,130
Mexican Udibonos 2.500%, 12/10/20 (MXN) (c)	14,798,257	789,143
4.000%, 06/13/19 (MXN) (c)	18,746,064	1,025,682
Mexico Cetes 6.766%, 04/26/18 (MXN) (b)	1,531,624,000	8,383,156
6.798%, 10/11/18 (MXN) (b)	1,022,027,000	5,399,372
6.896%, 12/06/18 (MXN) (b)	1,494,330,000	7,804,052
6.913%, 04/12/18 (MXN) (b)	5,100,150,000	27,995,840
6.958%, 05/24/18 (MXN) (b)	1,170,996,000	6,371,880
7.040%, 05/10/18 (MXN) (b)	1,116,857,000	6,095,164
7.047%, 06/21/18 (MXN) (b)	1,239,060,000	6,702,306
7.059%, 06/07/18 (MXN) (b)	1,078,000,000	5,848,358
7.183%, 08/16/18 (MXN) (b)	4,586,661,000	24,515,930
7.240%, 01/31/19 (MXN) (b)	945,269,000	4,880,874
7.299%, 07/05/18 (MXN) (b)	379,564,000	2,047,078
7.475%, 08/30/18 (MXN) (b)	1,458,255,000	7,771,504

		247,911,843

Peru—0.1%
Peru Government Bond 7.840%, 08/12/20 (PEN)	5,663,000	1,957,447

BHFTI-122

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

South Korea—7.5%
Korea Treasury Bonds 1.375%, 09/10/21 (KRW)	28,281,400,000	$25,668,973
1.875%, 03/10/22 (KRW)	65,589,000,000	60,277,700
4.250%, 06/10/21 (KRW)	14,150,400,000	14,057,511

		100,004,184

Thailand—4.3%
Thailand Government Bond 3.875%, 06/13/19 (THB)	1,747,490,000	57,613,466

Ukraine—0.7%
Ukraine Government International Bond Zero Coupon, 05/31/40 (144A)	12,785,000	8,902,374

Total Foreign Government (Cost $818,465,437)		835,639,243

U.S. Treasury & Government Agencies—0.6%

U.S. Treasury—0.6%
U.S. Treasury Notes
2.750%, 02/15/19 (Cost $7,703,278)	7,659,000	7,700,586

Short-Term Investments—30.3%

Discount Note—10.5%
Federal Home Loan Bank 1.300%, 04/02/18 (b)	140,000,000	140,000,000

Foreign Government—0.3%
Argentina Treasury Bill 21.434%, 09/19/18 (b)	84,988,000	3,768,663

Repurchase Agreement—11.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/18 at 0.600%, due on 04/02/18 with a maturity value of $148,268,047; collateralized by a U.S. Treasury Note at 2.125%, maturing 03/31/24, with a market value of $151,227,035.	148,258,163	148,258,163

U.S. Treasury—8.3%
U.S. Treasury Bills 1.550%, 04/05/18 (b)	33,000,000	32,995,529
1.870%, 09/13/18 (b)	37,130,000	36,815,575
1.950%, 01/31/19 (b)	41,321,000	40,627,553

		110,438,657

Total Short-Term Investments (Cost $402,599,497)		402,465,483

Total Investments—93.9% (Cost $1,228,768,212)		1,245,805,312
Other assets and liabilities (net)—6.1%		80,279,167

Net Assets—100.0%		$1,326,084,479

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	The rate shown represents current yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2018, the market value of 144A securities was $8,902,374, which is 0.7% of net assets.

Top Industries as of March 31, 2018 (Unaudited)	% of Net Assets
Global Government Investment Grade	31.0%
Global Government High Yield	32.0%

63.0%

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	354,603,177	JPMC	06/04/18	USD	107,985,619	$(1,113,052)
EUR	6,729,500	GSC	04/03/18	USD	8,309,587	(29,275)
INR	3,617,565,000	HSBC	05/16/18	USD	54,153,462	1,026,326
INR	14,658,000	JPMC	08/06/18	USD	225,977	(4,425)
INR	69,899,500	HSBC	08/08/18	USD	1,076,122	(19,837)
KRW	18,754,082,042	HSBC	04/10/18	USD	17,511,223	88,329
KRW	1,336,000,000	CBNA	04/16/18	USD	1,250,039	3,960
KRW	4,810,000,000	CBNA	04/16/18	USD	4,485,267	29,506

BHFTI-123

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
KRW	19,207,000,000	HSBC	04/18/18	USD	17,939,151	$90,145
KRW	23,804,000,000	HSBC	04/24/18	USD	22,236,857	111,944
KRW	6,255,000,000	HSBC	04/30/18	USD	5,852,632	21,135
KRW	740,000,000	CBNA	05/15/18	USD	690,653	4,607
KRW	5,503,000,000	CBNA	05/21/18	USD	5,154,472	16,913
KRW	13,933,000,000	CBNA	05/23/18	USD	13,051,786	42,523

Contracts to Deliver
AUD	286,550	CBNA	04/09/18	USD	223,741	3,661
AUD	286,550	CBNA	05/09/18	USD	223,755	3,665
AUD	20,094,000	JPMC	05/15/18	USD	15,336,846	(96,974)
AUD	5,331,000	CBNA	05/22/18	USD	4,206,639	111,927
AUD	39,798,000	JPMC	06/12/18	USD	31,197,652	626,585
AUD	26,541,000	CBNA	06/13/18	USD	20,806,552	418,807
AUD	20,094,000	JPMC	06/15/18	USD	15,860,395	424,799
AUD	960,000	JPMC	06/18/18	USD	755,014	17,558
AUD	29,844,000	JPMC	06/20/18	USD	23,531,696	605,774
BRL	50,629,500	JPMC	06/04/18	USD	15,928,740	669,698
EUR	6,729,500	GSC	04/03/18	USD	8,228,698	(51,613)
EUR	3,672,600	JPMC	04/09/18	USD	4,463,458	(57,066)
EUR	263,000	SCB	04/09/18	USD	319,037	(4,684)
EUR	9,359,372	UBSA	04/09/18	USD	11,355,725	(164,521)
EUR	5,723,000	HSBC	04/10/18	USD	6,890,378	(154,429)
EUR	4,077,750	JPMC	04/10/18	USD	4,906,267	(113,296)
EUR	8,953,000	SCB	04/10/18	USD	10,782,438	(238,382)
EUR	3,078,169	JPMC	04/11/18	USD	3,692,664	(96,715)
EUR	11,794,825	DBAG	04/12/18	USD	14,191,592	(329,463)
EUR	3,411,360	JPMC	04/12/18	USD	4,233,583	33,729
EUR	2,518,372	BOA	04/16/18	USD	3,051,285	(50,066)
EUR	3,280,343	GSC	04/16/18	USD	4,009,005	(30,705)
EUR	3,821,000	HSBC	04/16/18	USD	4,628,549	(76,976)
EUR	1,565,000	JPMC	04/16/18	USD	1,895,919	(31,363)
EUR	446,000	SCB	04/16/18	USD	540,061	(9,183)
EUR	315,257	BOA	04/17/18	USD	384,677	(3,587)
EUR	413,121	JPMC	04/17/18	USD	504,272	(4,519)
EUR	815,500	GSC	04/18/18	USD	1,003,147	(1,278)
EUR	6,585,520	JPMC	04/18/18	USD	8,102,495	(8,672)
EUR	4,631,000	MSC	04/19/18	USD	5,723,453	19,195
EUR	4,631,000	MSC	04/19/18	USD	5,732,900	28,643
EUR	699,631	DBAG	04/23/18	USD	861,050	(971)
EUR	2,240,854	JPMC	04/23/18	USD	2,760,307	(668)
EUR	4,520,000	UBSA	04/23/18	USD	5,566,064	(3,065)
EUR	3,566,100	DBAG	04/24/18	USD	4,388,799	(5,336)
EUR	2,317,504	BBP	04/30/18	USD	2,883,670	26,822
EUR	4,190,725	CBNA	04/30/18	USD	5,209,574	43,558
EUR	2,480,403	SCB	04/30/18	USD	3,081,293	23,635
EUR	2,659,000	GSC	05/02/18	USD	3,336,167	57,879
EUR	1,620,000	HSBC	05/02/18	USD	2,032,633	35,331
EUR	6,729,500	GSC	05/03/18	USD	8,327,083	29,668
EUR	4,170,000	BOA	05/07/18	USD	5,218,755	75,713
EUR	3,488,374	BOA	05/07/18	USD	4,365,699	63,337
EUR	649,410	CBNA	05/07/18	USD	811,243	10,297
EUR	20,579,043	DBAG	05/07/18	USD	25,712,897	331,871
EUR	2,021,800	DBAG	05/07/18	USD	2,530,343	36,770
EUR	708,000	DBAG	05/09/18	USD	874,596	1,264
EUR	20,376,830	CBNA	05/14/18	USD	25,123,409	(20,764)
EUR	419,000	HSBC	05/14/18	USD	517,656	627

BHFTI-124

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	3,411,360	JPMC	05/14/18	USD	4,243,043	$33,564
EUR	830,000	JPMC	05/14/18	USD	1,023,365	(821)
EUR	309,733	DBAG	05/15/18	USD	385,181	2,956
EUR	900,000	GSC	05/15/18	USD	1,117,908	7,266
EUR	9,836,708	BOA	05/16/18	USD	12,272,474	132,648
EUR	2,240,854	JPMC	05/21/18	USD	2,814,939	48,435
EUR	19,463,000	SCB	05/21/18	USD	24,418,961	390,422
EUR	6,686,730	UBSA	05/21/18	USD	8,390,709	135,438
EUR	2,341,000	BOA	05/22/18	USD	2,906,351	16,004
EUR	1,986,636	DBAG	05/22/18	USD	2,467,998	15,171
EUR	3,696,678	HSBC	05/22/18	USD	4,590,646	26,493
EUR	12,323,000	JPMC	05/22/18	USD	15,310,465	95,708
EUR	281,896	UBSA	05/22/18	USD	350,340	2,294
EUR	10,021,278	BOA	05/31/18	USD	12,435,404	54,548
EUR	2,317,504	BBP	05/31/18	USD	2,872,894	9,718
EUR	49,367,619	DBAG	05/31/18	USD	61,142,783	151,225
EUR	2,529,597	SCB	05/31/18	USD	3,130,908	5,700
EUR	1,120,359	BOA	06/01/18	USD	1,383,486	(767)
EUR	6,729,500	GSC	06/04/18	USD	8,265,374	(51,008)
EUR	8,039,372	UBSA	06/06/18	USD	9,960,902	24,128
EUR	3,488,374	BOA	06/07/18	USD	4,322,548	10,515
EUR	6,270,000	GSC	06/07/18	USD	7,779,879	29,433
EUR	3,411,360	JPMC	06/12/18	USD	4,251,623	33,045
EUR	11,794,825	DBAG	06/13/18	USD	14,629,416	42,422
EUR	2,240,854	JPMC	06/15/18	USD	2,792,721	20,935
EUR	9,836,708	BOA	06/18/18	USD	12,251,325	80,963
EUR	3,280,343	GSC	06/19/18	USD	4,073,759	14,855
EUR	4,103,813	GSC	06/20/18	USD	5,083,188	4,950
EUR	6,686,730	UBSA	06/20/18	USD	8,300,338	25,886
EUR	10,021,278	BOA	06/29/18	USD	12,515,374	105,375
EUR	49,348,225	DBAG	06/29/18	USD	61,633,713	522,604
INR	1,486,720,000	HSBC	05/16/18	USD	22,960,927	283,547
JPY	133,330,000	SCB	04/10/18	USD	1,195,249	(58,346)
JPY	578,374,700	BBP	04/11/18	USD	5,183,595	(254,689)
JPY	100,800,000	CBNA	04/13/18	USD	928,049	(19,845)
JPY	177,260,000	BOA	04/18/18	USD	1,632,574	(34,773)
JPY	159,950,000	JPMC	04/20/18	USD	1,429,670	(75,017)
JPY	465,903,000	CBNA	04/23/18	USD	4,393,860	10,300
JPY	733,680,000	JPMC	04/23/18	USD	6,850,260	(52,745)
JPY	100,475,000	MSC	04/26/18	USD	955,640	10,145
JPY	359,980,000	GSC	04/27/18	USD	3,190,096	(197,588)
JPY	2,674,232,353	CBNA	05/09/18	USD	23,637,011	(1,546,720)
JPY	112,664,667	CBNA	05/14/18	USD	1,003,082	(58,292)
JPY	92,567,000	JPMC	05/14/18	USD	825,091	(46,949)
JPY	8,128,806,420	GSC	05/15/18	USD	72,379,585	(4,204,643)
JPY	157,477,000	HSBC	05/15/18	USD	1,407,930	(75,714)
JPY	791,049,590	UBSA	05/15/18	USD	7,043,009	(409,737)
JPY	796,134,720	CBNA	05/16/18	USD	7,145,829	(355,376)
JPY	655,568,000	JPMC	05/16/18	USD	5,839,157	(337,625)
JPY	93,849,000	SCB	05/16/18	USD	834,933	(49,315)
JPY	8,630,050	BOA	05/18/18	USD	77,462	(3,863)
JPY	406,893,100	CBNA	05/18/18	USD	3,650,035	(184,289)
JPY	8,604,125	BOA	05/21/18	USD	78,371	(2,727)
JPY	406,893,200	CBNA	05/21/18	USD	3,637,099	(198,071)
JPY	338,124,000	DBAG	05/21/18	USD	3,186,602	(384)
JPY	306,357,000	DBAG	05/21/18	USD	2,741,204	(146,363)
JPY	8,634,400	HSBC	05/21/18	USD	78,817	(2,567)

BHFTI-125

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	8,627,500	BOA	05/22/18	USD	79,064	$(2,260)
JPY	151,705,000	CBNA	05/22/18	USD	1,364,600	(65,401)
JPY	639,006,000	HSBC	05/22/18	USD	5,998,367	(25,026)
JPY	457,974,000	JPMC	05/22/18	USD	4,298,671	(18,279)
JPY	275,190,000	JPMC	05/22/18	USD	2,521,960	(72,033)
JPY	350,622,000	SCB	05/24/18	USD	3,153,393	(152,123)
JPY	427,709,000	BOA	05/25/18	USD	3,916,749	(115,808)
JPY	445,120,000	HSBC	05/29/18	USD	4,187,355	(10,594)
JPY	79,941,000	HSBC	05/29/18	USD	719,411	(34,516)
JPY	420,518,000	JPMC	05/29/18	USD	3,959,270	(6,656)
JPY	100,475,000	MSC	05/29/18	USD	957,680	10,095
JPY	522,890,000	BBP	05/31/18	USD	4,931,529	(599)
JPY	256,658,000	DBAG	05/31/18	USD	2,416,287	(4,624)
JPY	36,614,000	DBAG	06/01/18	USD	342,804	(2,581)
JPY	488,094,000	HSBC	06/01/18	USD	4,574,452	(29,804)
JPY	338,400,000	JPMC	06/05/18	USD	3,181,348	(11,769)
JPY	159,900,000	HSBC	06/06/18	USD	1,525,763	16,846
JPY	462,800,000	CBNA	06/08/18	USD	4,166,854	(201,076)
JPY	346,550,000	HSBC	06/11/18	USD	3,107,584	(163,909)
JPY	895,640,000	CBNA	06/12/18	USD	7,976,915	(478,721)
JPY	119,465,000	CBNA	06/13/18	USD	1,064,940	(63,000)
JPY	210,400,000	DBAG	06/13/18	USD	1,980,366	(6,146)
JPY	635,480,000	HSBC	06/13/18	USD	5,664,319	(335,626)
JPY	588,770,000	JPMC	06/13/18	USD	5,248,744	(310,184)
JPY	248,300,000	JPMC	06/15/18	USD	2,217,954	(126,746)
JPY	930,530,000	HSBC	06/18/18	USD	8,668,188	(120,800)
JPY	119,300,000	MSC	06/18/18	USD	1,066,493	(60,313)
JPY	493,277,635	BBP	06/19/18	USD	4,679,232	19,804
JPY	929,100,000	DBAG	06/19/18	USD	8,566,608	(209,534)
JPY	599,020,000	CBNA	06/20/18	USD	5,484,025	(174,655)
JPY	109,701,956	CBNA	06/20/18	USD	1,043,836	7,530
JPY	930,710,000	DBAG	06/22/18	USD	8,487,233	(306,098)
JPY	160,844,000	DBAG	06/22/18	USD	1,526,476	6,825
JPY	250,376,450	BBP	06/26/18	USD	2,387,721	21,458
JPY	109,471,259	JPMC	06/26/18	USD	1,044,473	9,880
JPY	420,518,000	JPMC	06/28/18	USD	4,026,330	51,491
JPY	811,652,000	BBP	06/29/18	USD	7,368,038	(304,472)
JPY	66,105,000	JPMC	06/29/18	USD	626,160	1,273
JPY	296,207,000	DBAG	07/11/18	USD	2,660,383	(142,107)
JPY	44,450,000	CBNA	07/12/18	USD	402,948	(17,635)
JPY	554,560,000	BBP	07/17/18	USD	5,029,658	(219,447)
JPY	183,890,000	HSBC	07/17/18	USD	1,668,693	(71,890)
JPY	55,370,000	JPMC	07/23/18	USD	503,776	(20,548)
JPY	2,961,408,150	DBAG	07/30/18	USD	27,514,709	(542,369)
JPY	342,205,982	DBAG	07/30/18	USD	3,184,244	(57,896)
JPY	189,600,000	JPMC	07/30/18	USD	1,762,434	(33,881)
JPY	411,460,000	BBP	07/31/18	USD	3,822,290	(76,260)
JPY	408,503,000	CBNA	08/13/18	USD	3,776,945	(97,226)
JPY	112,664,666	CBNA	08/14/18	USD	1,008,862	(59,707)
JPY	470,663,000	JPMC	08/15/18	USD	4,423,462	(40,868)
JPY	653,133,000	JPMC	08/16/18	USD	6,157,334	(38,208)
JPY	149,920,000	DBAG	08/27/18	USD	1,418,756	(4,499)
JPY	346,550,000	HSBC	09/11/18	USD	3,126,269	(167,254)
JPY	290,134,020	GSC	09/18/18	USD	2,767,134	8,376
JPY	164,870,000	HSBC	09/18/18	USD	1,573,187	5,510
JPY	105,370,000	DBAG	09/19/18	USD	1,007,768	5,778
JPY	596,690,000	BBP	01/11/19	USD	5,424,849	(301,567)

BHFTI-126

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	174,225,000	GSC	01/11/19	USD	1,583,432	$(88,600)
JPY	360,500,000	JPMC	01/16/19	USD	3,313,419	(147,658)
JPY	248,150,000	SCB	01/22/19	USD	2,293,438	(90,125)
JPY	698,590,000	BBP	01/24/19	USD	6,463,997	(247,256)
JPY	105,570,000	DBAG	01/24/19	USD	973,453	(40,743)
JPY	2,940,787,800	JPMC	01/24/19	USD	27,205,963	(1,045,760)
JPY	353,334,000	CBNA	01/25/19	USD	3,280,481	(114,217)
JPY	544,000,000	JPMC	01/25/19	USD	5,046,429	(180,115)
JPY	443,025,359	HSBC	01/31/19	USD	4,161,035	(97,408)
JPY	222,454,667	CBNA	02/14/19	USD	2,099,768	(40,884)
JPY	105,370,000	BBP	02/15/19	USD	1,005,410	(8,632)
JPY	108,840,000	CBNA	02/15/19	USD	1,038,401	(9,035)
KRW	18,754,082,042	HSBC	04/10/18	USD	17,685,856	86,305
KRW	6,146,000,000	CBNA	04/16/18	USD	5,746,342	(22,431)
KRW	19,207,000,000	HSBC	04/18/18	USD	16,811,379	(1,217,917)
KRW	23,804,000,000	HSBC	04/24/18	USD	22,272,749	(76,053)
KRW	6,255,000,000	HSBC	04/30/18	USD	5,556,543	(317,224)
KRW	8,216,000,000	CBNA	05/15/18	USD	7,379,862	(339,404)
KRW	23,877,000,000	HSBC	05/17/18	USD	21,361,664	(1,073,327)
KRW	7,690,000,000	DBAG	05/18/18	USD	6,922,315	(303,515)
KRW	5,503,000,000	CBNA	05/21/18	USD	5,102,694	(68,691)
KRW	13,933,000,000	CBNA	05/23/18	USD	12,919,468	(174,842)
KRW	14,004,000,000	HSBC	05/30/18	USD	12,943,297	(220,986)
KRW	16,897,000,000	HSBC	06/05/18	USD	15,801,188	(85,990)
KRW	17,622,000,000	GSC	06/07/18	USD	16,314,401	(255,631)
KRW	7,689,000,000	DBAG	06/14/18	USD	7,199,775	(32,025)
KRW	11,175,000,000	HSBC	06/20/18	USD	10,511,711	(1,057)

Cross Currency Contracts to Buy
BRL	29,034,000	CBNA	04/03/18	EUR	7,515,531	(453,165)
BRL	29,034,000	CBNA	07/05/18	EUR	6,921,922	147,021
EUR	7,031,727	CBNA	04/03/18	BRL	29,034,000	(142,132)
IDR	58,860,000,000	JPMC	04/19/18	AUD	5,520,540	29,896

Net Unrealized Depreciation						$(15,377,675)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3M LIBOR	Semi-Annually	1.817%	Quarterly	02/03/25	USD	8,640,000	$493,459	$—	$493,459
Receive	3M LIBOR	Semi-Annually	1.914%	Quarterly	01/22/25	USD	35,110,000	1,783,226	—	1,783,226
Receive	3M LIBOR	Semi-Annually	1.937%	Quarterly	01/29/25	USD	6,480,000	319,916	—	319,916
Receive	3M LIBOR	Semi-Annually	1.942%	Quarterly	01/30/25	USD	5,480,000	269,288	—	269,288
Receive	3M LIBOR	Semi-Annually	1.970%	Quarterly	01/23/25	USD	17,556,000	831,080	—	831,080
Receive	3M LIBOR	Semi-Annually	1.973%	Quarterly	01/27/25	USD	25,900,000	1,221,131	—	1,221,131
Receive	3M LIBOR	Semi-Annually	2.378%	Quarterly	11/18/46	USD	24,800,000	2,283,155	—	2,283,155
Receive	3M LIBOR	Semi-Annually	2.537%	Quarterly	04/13/47	USD	32,700,000	1,962,657	—	1,962,657
Receive	3M LIBOR	Semi-Annually	2.587%	Quarterly	07/27/47	USD	36,300,000	1,795,743	—	1,795,743
Receive	3M LIBOR	Semi-Annually	2.731%	Quarterly	07/07/24	USD	14,050,000	(8,438)	—	(8,438)
Receive	3M LIBOR	Semi-Annually	2.794%	Quarterly	03/13/47	USD	24,900,000	163,613	—	163,613
Receive	3M LIBOR	Semi-Annually	2.980%	Quarterly	02/20/48	USD	13,258,000	(444,375)	—	(444,375)
Receive	3M LIBOR	Semi-Annually	3.002%	Quarterly	02/22/48	USD	13,258,000	(506,599)	—	(506,599)

BHFTI-127

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Centrally Cleared Interest Rate Swaps—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3M LIBOR	Semi-Annually	3.018%	Quarterly	08/22/23	USD	26,870,000	$(432,322)	$216,853	$(649,175)
Receive	3M LIBOR	Semi-Annually	3.019%	Quarterly	02/23/48	USD	13,258,000	(554,122)	—	(554,122)
Receive	3M LIBOR	Semi-Annually	3.848%	Quarterly	08/20/43	USD	15,360,000	(2,923,996)	—	(2,923,996)

Totals								$6,253,416	$216,853	$6,036,563

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(DBAG)—	Deutsche Bank AG
(GSC)—	Goldman Sachs & Co.
(HSBC)—	HSBC Bank plc
(JPMC)—	JPMorgan Chase Bank N.A.
(MSC)—	Morgan Stanley & Co.
(SCB)—	Standard Chartered Bank
(UBSA)—	UBS AG

Currencies

(ARS)—	Argentine Peso
(COP)—	Colombian Peso
(GHS)—	Ghana Cedi
(MXN)—	Mexican Peso Peruvian Nuevo Sol
(PEN)—
(THB)—	Thai Baht
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(EUR)—	Euro
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(USD)—	United States Dollar

Index Abbreviations

(BADLAR)—	Buenos Aires Deposits of Large Amount Rate Index
(LIBOR)—	London Interbank Offered Rate

BHFTI-128

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$835,639,243	$—	$835,639,243
Total U.S. Treasury & Government Agencies*	—	7,700,586	—	7,700,586
Total Short-Term Investments*	—	402,465,483	—	402,465,483
Total Investments	$—	$1,245,805,312	$—	$1,245,805,312

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$7,910,982	$—	$7,910,982
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(23,288,657)	—	(23,288,657)
Total Forward Contracts	$—	$(15,377,675)	$—	$(15,377,675)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$11,123,268	$—	$11,123,268
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(5,086,705)	—	(5,086,705)
Total Centrally Cleared Swap Contracts	$—	$6,036,563	$—	$6,036,563

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-129

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—99.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.9%
Boeing Co. (The)	139,031	$45,585,484
Harris Corp. (a)	63,578	10,253,860
Lockheed Martin Corp.	94,027	31,774,544
Northrop Grumman Corp.	85,023	29,683,230

		117,297,118

Air Freight & Logistics—0.2%
FedEx Corp.	22,150	5,318,436

Airlines—0.3%
JetBlue Airways Corp. (a) (b)	148,493	3,017,378
Spirit Airlines, Inc. (a) (b)	126,255	4,769,914

		7,787,292

Banks—5.1%
Bank of America Corp.	2,960,211	88,776,728
Citizens Financial Group, Inc.	314,272	13,193,138
KeyCorp	564,063	11,027,432
SunTrust Banks, Inc. (a)	127,994	8,708,712

		121,706,010

Beverages—2.4%
Anheuser-Busch InBev S.A. (ADR)	79,577	8,748,695
Constellation Brands, Inc. - Class A	72,966	16,630,411
Monster Beverage Corp. (b)	137,309	7,855,448
PepsiCo, Inc.	228,467	24,937,173

		58,171,727

Biotechnology—1.6%
Aduro Biotech, Inc. (a) (b)	110,509	1,027,734
Alder Biopharmaceuticals, Inc. (a) (b)	104,993	1,333,411
Alnylam Pharmaceuticals, Inc. (a) (b)	19,687	2,344,722
Arcus Biosciences, Inc. (b)	37,977	586,365
Audentes Therapeutics, Inc. (a) (b)	28,860	867,243
Biogen, Inc. (b)	2,268	621,024
Biohaven Pharmaceutical Holding Co., Ltd. (b)	103,520	2,666,675
Bluebird Bio, Inc. (a) (b)	10,959	1,871,249
Calithera Biosciences, Inc. (b)	51,800	326,340
Celgene Corp. (b)	25,374	2,263,614
Coherus Biosciences, Inc. (a) (b)	120,022	1,326,243
Five Prime Therapeutics, Inc. (a) (b)	17,861	306,852
G1 Therapeutics, Inc. (a) (b)	27,200	1,007,760
Global Blood Therapeutics, Inc. (b)	30,750	1,485,225
GlycoMimetics, Inc. (a) (b)	137,917	2,238,393
Incyte Corp. (b)	21,888	1,823,927
Ironwood Pharmaceuticals, Inc. (a) (b)	112,402	1,734,363
Jounce Therapeutics, Inc. (a) (b)	25,319	565,880
Karyopharm Therapeutics, Inc. (b)	91,751	1,231,298
Loxo Oncology, Inc. (a) (b)	19,010	2,193,184
Momenta Pharmaceuticals, Inc. (a) (b)	117,738	2,136,945
Otonomy, Inc. (b)	102,536	430,651
Ra Pharmaceuticals, Inc. (b)	78,428	416,453
Regeneron Pharmaceuticals, Inc. (b)	3,460	1,191,486
Rigel Pharmaceuticals, Inc. (b)	130,522	462,048
Seattle Genetics, Inc. (a) (b)	51,565	2,698,912

Biotechnology—(Continued)
Syndax Pharmaceuticals, Inc. (a) (b)	88,202	1,255,114
TESARO, Inc. (a) (b)	21,709	1,240,452
Trevena, Inc. (a) (b)	188,677	309,430

		37,962,993

Building Products—0.2%
Masco Corp.	145,011	5,864,245

Capital Markets—2.5%
Cohen & Steers, Inc. (a)	201,410	8,189,331
Northern Trust Corp.	133,881	13,807,147
Raymond James Financial, Inc.	181,092	16,191,436
TD Ameritrade Holding Corp.	360,472	21,350,756
WisdomTree Investments, Inc. (a)	37,027	339,538

		59,878,208

Chemicals—2.2%
Cabot Corp.	77,983	4,345,213
Celanese Corp. - Series A	77,777	7,794,033
DowDuPont, Inc.	231,269	14,734,148
Monsanto Co.	20,043	2,338,818
PPG Industries, Inc.	111,041	12,392,175
Praxair, Inc.	45,163	6,517,021
Westlake Chemical Corp. (a)	36,418	4,047,861

		52,169,269

Construction & Engineering—0.0%
Jacobs Engineering Group, Inc.	11,388	673,600

Construction Materials—0.2%
Martin Marietta Materials, Inc.	9,646	1,999,616
Vulcan Materials Co.	17,366	1,982,676

		3,982,292

Consumer Finance—1.5%
American Express Co.	136,480	12,730,854
Capital One Financial Corp.	163,640	15,679,985
OneMain Holdings, Inc. (b)	223,300	6,685,602

		35,096,441

Containers & Packaging—1.0%
Ardagh Group S.A.	153,595	2,869,154
Ball Corp.	300,511	11,933,292
International Paper Co.	180,551	9,646,840

		24,449,286

Diversified Financial Services—0.3%
Voya Financial, Inc. (a)	162,798	8,221,299

Diversified Telecommunication Services—1.9%
Verizon Communications, Inc.	928,403	44,396,231

Electric Utilities—3.0%
Avangrid, Inc. (a)	271,099	13,858,581

BHFTI-130

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—(Continued)
Edison International	398,916	$25,394,992
Exelon Corp.	260,404	10,158,360
NextEra Energy, Inc.	131,745	21,517,911

		70,929,844

Electrical Equipment—0.7%
AMETEK, Inc.	113,733	8,640,296
Eaton Corp. plc	109,820	8,775,716

		17,416,012

Electronic Equipment, Instruments & Components—0.8%
Flex, Ltd. (b)	1,097,434	17,921,097

Energy Equipment & Services—0.6%
Baker Hughes a GE Co. (a)	419,815	11,658,263
Halliburton Co.	42,000	1,971,480

		13,629,743

Equity Real Estate Investment Trusts—3.2%
Alexandria Real Estate Equities, Inc.	105,402	13,163,656
American Tower Corp.	173,791	25,258,784
Equinix, Inc.	14,940	6,247,011
Host Hotels & Resorts, Inc.	263,126	4,904,669
Invitation Homes, Inc.	527,601	12,045,131
Outfront Media, Inc. (a)	99,323	1,861,313
Public Storage	31,060	6,224,113
Simon Property Group, Inc.	50,717	7,828,169

		77,532,846

Food & Staples Retailing—0.9%
Costco Wholesale Corp.	63,521	11,969,262
Sysco Corp.	155,253	9,308,970

		21,278,232

Food Products—2.0%
Campbell Soup Co. (a)	218,738	9,473,543
Fresh Del Monte Produce, Inc. (a)	124,719	5,642,287
Hostess Brands, Inc. (a) (b)	520,314	7,695,444
McCormick & Co., Inc. (a)	44,291	4,712,119
Post Holdings, Inc. (a) (b)	200,185	15,166,016
Simply Good Foods Co. (The) (a) (b)	416,671	5,720,893

		48,410,302

Gas Utilities—0.2%
UGI Corp.	120,540	5,354,387

Health Care Equipment & Supplies—3.8%
Abbott Laboratories	298,374	17,878,570
Baxter International, Inc.	141,965	9,233,404
Boston Scientific Corp. (b)	787,700	21,519,964
Danaher Corp.	145,567	14,252,465
Medtronic plc	362,555	29,084,162

		91,968,565

Health Care Providers & Services—3.2%
Cardinal Health, Inc. (a)	160,052	10,032,059
HCA Healthcare, Inc.	86,460	8,386,620
McKesson Corp.	81,365	11,461,888
UnitedHealth Group, Inc.	221,964	47,500,296

		77,380,863

Hotels, Restaurants & Leisure—1.0%
Chipotle Mexican Grill, Inc. (b)	12,352	3,991,055
Hilton Worldwide Holdings, Inc.	81,287	6,402,164
McDonald’s Corp.	73,575	11,505,659
MGM Resorts International	66,916	2,343,398

		24,242,276

Household Durables—0.9%
Installed Building Products, Inc. (a) (b)	81,222	4,877,381
Lennar Corp. - Class A	174,312	10,273,950
Mohawk Industries, Inc. (b)	32,433	7,531,591

		22,682,922

Independent Power and Renewable Electricity Producers—0.6%
NRG Energy, Inc.	466,388	14,238,826

Industrial Conglomerates—0.5%
General Electric Co.	924,384	12,460,696

Insurance—3.7%
Allstate Corp. (The)	65,073	6,168,920
American International Group, Inc.	387,445	21,084,757
Assured Guaranty, Ltd.	400,184	14,486,661
Athene Holding, Ltd. - Class A (b)	210,855	10,080,978
Hartford Financial Services Group, Inc. (The)	170,172	8,767,261
Marsh & McLennan Cos., Inc.	216,173	17,853,728
Prudential Financial, Inc.	112,733	11,673,502

		90,115,807

Internet & Direct Marketing Retail—3.7%
Amazon.com, Inc. (b)	40,811	59,067,393
Expedia Group, Inc. (a)	100,348	11,079,423
Netflix, Inc. (b)	35,739	10,555,514
Wayfair, Inc. - Class A (a) (b)	135,450	9,146,938

		89,849,268

Internet Software & Services—5.9%
Alphabet, Inc. - Class A (b)	64,499	66,894,493
Blucora, Inc. (b)	275,009	6,765,221
eBay, Inc. (b)	284,602	11,452,385
Facebook, Inc. - Class A (b)	356,991	57,043,592

		142,155,691

IT Services—4.0%
Accenture plc - Class A	29,491	4,526,868
Alliance Data Systems Corp. (a)	22,322	4,751,461
Cognizant Technology Solutions Corp. - Class A	25,322	2,038,421
FleetCor Technologies, Inc. (b)	53,232	10,779,480

BHFTI-131

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Genpact, Ltd.	191,626	$6,130,116
Global Payments, Inc.	155,666	17,359,872
PayPal Holdings, Inc. (b)	162,847	12,355,202
Total System Services, Inc.	22,874	1,973,111
Visa, Inc. - Class A	250,348	29,946,628
WEX, Inc. (a) (b)	42,753	6,695,975

		96,557,134

Life Sciences Tools & Services—0.9%
Thermo Fisher Scientific, Inc.	103,184	21,303,369

Machinery—1.9%
AGCO Corp. (a)	17,631	1,143,370
Caterpillar, Inc.	56,544	8,333,455
Deere & Co.	44,574	6,923,234
Fortive Corp.	116,937	9,064,956
Greenbrier Cos., Inc. (The) (a)	50,149	2,519,987
Illinois Tool Works, Inc.	48,482	7,595,190
PACCAR, Inc.	25,371	1,678,799
Pentair plc (a)	133,350	9,085,136

		46,344,127

Media—3.0%
Charter Communications, Inc. - Class A (b)	61,214	19,051,021
Cinemark Holdings, Inc. (a)	56,875	2,142,481
Comcast Corp. - Class A	853,655	29,169,391
Interpublic Group of Cos., Inc. (The)	130,682	3,009,606
Liberty Media Corp.-Liberty Formula One - Class C (a) (b)	94,876	2,926,925
New York Times Co. (The) - Class A (a)	56,247	1,355,553
Twenty-First Century Fox, Inc. - Class A	166,803	6,120,002
Viacom, Inc. - Class B	182,033	5,653,945
Walt Disney Co. (The)	29,579	2,970,915

		72,399,839

Metals & Mining—0.3%
Alcoa Corp. (b)	53,382	2,400,055
ArcelorMittal	8,493	270,162
Southern Copper Corp.	16,982	920,085
Steel Dynamics, Inc.	65,801	2,909,720

		6,500,022

Multi-Utilities—0.7%
Sempra Energy (a)	160,311	17,829,789

Multiline Retail—0.5%
Dollar Tree, Inc. (b)	121,765	11,555,498

Oil, Gas & Consumable Fuels—4.2%
Andeavor	58,442	5,876,928
BP plc (ADR)	271,437	11,004,056
Centennial Resource Development, Inc. - Class A (a) (b)	66,932	1,228,202
Chevron Corp.	244,644	27,899,202
Concho Resources, Inc. (b)	19,868	2,986,756
Diamondback Energy, Inc. (a) (b)	20,111	2,544,444
EOG Resources, Inc.	66,005	6,948,346

Oil, Gas & Consumable Fuels—(Continued)
Exxon Mobil Corp.	29,887	2,229,869
Hess Corp.	40,682	2,059,323
Kinder Morgan, Inc.	564,048	8,494,563
Marathon Petroleum Corp.	101,853	7,446,473
Newfield Exploration Co. (b)	201,170	4,912,571
ONEOK, Inc.	90,239	5,136,404
Suncor Energy, Inc.	161,930	5,593,062
TransCanada Corp. (a)	145,746	6,020,767
WPX Energy, Inc. (a) (b)	107,904	1,594,821

		101,975,787

Personal Products—1.6%
Coty, Inc. - Class A (a)	1,201,414	21,985,876
Unilever NV	273,860	15,442,966

		37,428,842

Pharmaceuticals—4.5%
Aerie Pharmaceuticals, Inc. (a) (b)	40,981	2,223,219
Allergan plc	173,827	29,253,346
AstraZeneca plc (ADR) (a)	376,826	13,177,605
Bristol-Myers Squibb Co.	485,918	30,734,314
Clearside Biomedical, Inc. (b)	32,003	343,392
Dermira, Inc. (b)	184,685	1,475,633
Evolus, Inc. (a) (b)	38,351	346,310
Impax Laboratories, Inc. (a) (b)	210,795	4,099,963
Kala Pharmaceuticals, Inc. (a) (b)	59,000	933,970
Mylan NV (b)	362,966	14,943,310
MyoKardia, Inc. (a) (b)	50,784	2,478,259
Revance Therapeutics, Inc. (a) (b)	88,264	2,718,531
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	373,886	6,389,712

		109,117,564

Professional Services—0.5%
Equifax, Inc.	48,099	5,666,543
TransUnion (b)	88,302	5,013,788

		10,680,331

Road & Rail—0.7%
Knight-Swift Transportation Holdings, Inc. (a)	20,453	941,042
Norfolk Southern Corp.	53,465	7,259,478
Union Pacific Corp.	69,349	9,322,586

		17,523,106

Semiconductors & Semiconductor Equipment—5.9%
Advanced Micro Devices, Inc. (a) (b)	1,060,246	10,655,472
Applied Materials, Inc.	172,043	9,567,311
Broadcom, Ltd.	90,859	21,410,924
KLA-Tencor Corp.	101,376	11,050,998
Marvell Technology Group, Ltd. (a)	751,663	15,784,923
Microchip Technology, Inc. (a)	171,581	15,675,640
Micron Technology, Inc. (b)	541,752	28,246,949
NVIDIA Corp.	82,685	19,149,019
Teradyne, Inc. (a)	227,259	10,388,009

		141,929,245

BHFTI-132

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—6.0%
Adobe Systems, Inc. (b)	50,797	$10,976,216
Atlassian Corp. plc - Class A (b)	65,703	3,542,706
Autodesk, Inc. (b)	31,738	3,985,658
Guidewire Software, Inc. (a) (b)	52,603	4,251,900
HubSpot, Inc. (a) (b)	44,476	4,816,751
Microsoft Corp.	634,528	57,913,371
PTC, Inc. (b)	36,154	2,820,373
Salesforce.com, Inc. (b)	177,646	20,660,230
ServiceNow, Inc. (b)	56,672	9,376,382
Splunk, Inc. (a) (b)	23,618	2,323,775
SS&C Technologies Holdings, Inc. (a)	253,567	13,601,334
Workday, Inc. - Class A (a) (b)	76,797	9,761,667

		144,030,363

Specialty Retail—1.3%
National Vision Holdings, Inc. (a) (b)	349,519	11,292,959
TJX Cos., Inc. (The)	238,812	19,477,507

		30,770,466

Technology Hardware, Storage & Peripherals—0.8%
Apple, Inc.	47,934	8,042,367
NetApp, Inc.	177,912	10,975,391

		19,017,758

Textiles, Apparel & Luxury Goods—1.3%
NIKE, Inc. - Class B	310,137	20,605,502
Skechers USA, Inc. - Class A (b)	42,942	1,670,015
Tapestry, Inc.	71,741	3,774,294
Under Armour, Inc. - Class A (a) (b)	261,465	4,274,953
Under Armour, Inc. - Class C (a) (b)	87,509	1,255,754

		31,580,518

Tobacco—2.3%
Altria Group, Inc.	425,502	26,517,285
British American Tobacco plc (ADR)	385,479	22,238,283
Philip Morris International, Inc.	68,285	6,787,529

		55,543,097

Total Common Stocks (Cost $2,080,201,801)		2,392,628,679

Warrant—0.0%

Food Products—0.0%
Simply Good Foods Co. (The), Expires 07/07/22 (b) (Cost $313,044)	155,743	545,101

Short-Term Investment—1.0%
Security Description	Principal Amount*	Value

Repurchase Agreement—1.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/18 at 0.600%, due on 04/02/18 with a maturity value of $24,647,308; collateralized by a U.S. Treasury Note at 1.875%, maturing 07/31/22, with a market value of $25,139,315.	24,645,665	$24,645,665

Total Short-Term Investments (Cost $24,645,665)		24,645,665

Securities Lending Reinvestments (c)—12.2%

Certificates of Deposit—5.9%
Banco Del Estado De Chile New York 1.985%, 1M LIBOR + 0.220%, 05/14/18 (d)	7,000,000	6,999,510
2.354%, 1M LIBOR + 0.500%, 09/21/18 (d)	5,000,000	4,999,675
Bank of Nova Scotia 2.482%, 3M LIBOR + 0.280%, 03/20/19 (d)	8,000,000	7,996,512
Barclays Capital, plc 1.956%, 1M LIBOR + 0.270%, 08/03/18 (d)	7,000,000	6,999,482
Canadian Imperial Bank of Commerce 1.920%, 1M LIBOR + 0.170%, 04/13/18 (d)	2,500,000	2,499,920
Chiba Bank, Ltd., New York 1.740%, 04/11/18	2,000,000	1,999,846
China Construction Bank 1.950%, 04/20/18	7,000,000	6,999,272
Citigroup Global Markets, Ltd. 2.070%, 1M LIBOR + 0.330%, 09/12/18 (d)	1,000,000	999,825
Cooperative Rabobank UA 1.860%, 3M LIBOR + 0.140%, 10/16/18 (d)	6,500,000	6,500,000
Credit Suisse AG New York 1.930%, 1M LIBOR + 0.190%, 05/11/18 (d)	5,000,000	4,999,440
1.976%, 1M LIBOR + 0.190%, 04/16/18 (d)	4,000,000	3,999,832
2.230%, FEDEFF PRV + 0.550%, 09/07/18 (d)	2,000,000	2,000,000
Mitsubishi UFJ Trust and Banking Corp. 1.886%, 1M LIBOR + 0.200%, 06/07/18 (d)	5,000,000	4,998,910
1.976%, 1M LIBOR + 0.190%, 04/16/18 (d)	5,000,000	4,999,695
2.077%, 1M LIBOR + 0.200%, 05/30/18 (d)	1,500,000	1,499,751
Mizuho Bank, Ltd., New York 2.077%, 1M LIBOR + 0.200%, 05/29/18 (d)	7,000,000	6,999,412
Norinchukin Bank New York 1.670%, 1M LIBOR + 0.300%, 09/04/18 (d)	2,500,000	2,498,485
2.061%, 1M LIBOR + 0.200%, 07/23/18 (d)	6,000,000	5,997,132
Oversea-Chinese Banking Corp., Ltd. 2.150%, 06/06/18	4,000,000	4,000,396
Royal Bank of Canada New York 1.990%, 1M LIBOR + 0.250%, 01/11/19 (d)	12,000,000	11,977,080
Societe Generale 1.950%, 1M LIBOR + 0.210%, 07/10/18 (d)	8,000,000	7,999,336
Standard Chartered plc 2.154%, 1M LIBOR + 0.300%, 08/22/18 (d)	4,000,000	3,999,616
2.250%, 08/21/18	2,500,000	2,498,950
State Street Bank and Trust Co. 1.831%, 1M LIBOR + 0.120%, 05/08/18 (d)	3,000,000	2,999,838
Sumitomo Mitsui Banking Corp., London 2.038%, 1M LIBOR + 0.230%, 05/17/18 (d)	4,000,000	3,997,000

BHFTI-133

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Sumitomo Mitsui Banking Corp., New York 1.930%, 1M LIBOR + 0.190%, 04/12/18 (d)	5,000,000	$4,999,785
2.000%, 05/21/18	4,000,000	4,000,020
2.062%, 1M LIBOR + 0.190%, 04/26/18 (d)	4,000,000	3,999,968
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.450%, 02/15/19 (d)	7,000,000	6,999,377

		141,458,065

Commercial Paper—2.1%
Antalis S.A. 2.150%, 06/05/18	1,989,131	1,992,314
Industrial & Commercial Bank of China, Ltd. 1.960%, 04/20/18	6,977,514	6,992,468
ING Funding LLC 1.930%, 1M LIBOR + 0.190%, 08/10/18 (d)	10,000,000	9,996,440
La Fayette Asset Securitization LLC 2.170%, 06/08/18	7,954,189	7,967,368
Macquarie Bank, Ltd., London 2.020%, 05/16/18	5,970,037	5,984,814
Ridgefield Funding Co. LLC 2.018%, 1M LIBOR + 0.210%, 05/17/18 (d)	3,500,000	3,499,496
2.040%, 05/21/18	4,974,500	4,985,565
Toyota Motor Credit Corp. 1.967%, 1M LIBOR + 0.190%, 05/11/18 (d)	4,000,000	3,999,876
UBS AG 1.880%, 1M LIBOR + 0.210%, 05/02/18 (d)	6,000,000	5,999,136

		51,417,477

Repurchase Agreements—3.3%
Deutsche Bank AG, London Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $4,200,817; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 03/07/22 - 05/24/27, and an aggregate market value of $4,284,023.	4,200,000	4,200,000
Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $2,400,467; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 05/02/25, and an aggregate market value of $2,448,006.	2,400,000	2,400,000
Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $2,200,440; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.125%, maturity dates ranging from 04/14/22 - 08/07/23, and an aggregate market value of $2,244,015.	2,200,000	2,200,000
Repurchase Agreement dated 01/09/18 at 2.070%, due on 04/02/18 with a maturity value of $1,507,159; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $1,666,068.	1,500,000	1,500,000

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 03/15/18 at 2.070%, due on 04/02/18 with a maturity value of $5,005,175; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $5,553,560.	5,000,000	5,000,000
Repurchase Agreement dated 09/12/17 at 2.210%, due on 07/02/18 with a maturity value of $2,544,967; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $2,776,780.	2,500,000	2,500,000
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $1,132,611; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $1,155,046.	1,132,396	1,132,396
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.230%, due on 06/29/18 with a maturity value of $14,737,442; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 8.875%, maturity dates ranging from 01/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $15,364,162.	14,200,000	14,200,000
Repurchase Agreement dated 08/01/17 at 2.230%, due on 06/29/18 with a maturity value of $5,102,828; collateralized by various Common Stock with an aggregate market value of $5,500,001.	5,000,000	5,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 1.850%, due on 04/02/18 with a maturity value of $6,742,350; collateralized by various Common Stock with an aggregate market value of $7,452,142.	6,700,000	6,700,000
Repurchase Agreement dated 03/16/18 at 1.850%, due on 04/02/18 with a maturity value of $4,003,494; collateralized by various Common Stock with an aggregate market value of $4,449,040.	4,000,000	4,000,000
Repurchase Agreement dated 03/16/18 at 1.880%, due on 04/05/18 with a maturity value of $3,703,864; collateralized by various Common Stock with an aggregate market value of $4,115,362.	3,700,000	3,700,000
Pershing LLC Repurchase Agreement dated 03/29/18 at 1.780%, due on 04/02/18 with a maturity value of $2,000,396; collateralized by U.S. Government Agency and Treasury Obligations with rates ranging from 0.000% - 11.500%, maturity dates ranging from 03/31/18 - 02/20/68, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
Societe Generale Repurchase Agreement dated 03/08/18 at 1.820%, due on 04/02/18 with a maturity value of $5,006,319; collateralized by various Common Stock with an aggregate market value of $5,558,620.	5,000,000	5,000,000

BHFTI-134

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 03/16/18 at 1.820%, due on 04/02/18 with a maturity value of $5,004,297; collateralized by various Common Stock with an aggregate market value of $5,558,620.	5,000,000	$5,000,000
Repurchase Agreement dated 03/21/18 at 1.820%, due on 04/02/18 with a maturity value of $5,003,033; collateralized by various Common Stock with an aggregate market value of $5,558,620.	5,000,000	5,000,000
Repurchase Agreement dated 03/28/18 at 1.820%, due on 04/02/18 with a maturity value of $10,002,528; collateralized by various Common Stock with an aggregate market value of $11,117,239.	10,000,000	10,000,000

		79,532,396

Time Deposits—0.9%
ABN AMRO Bank NV 1.680%, 04/02/18	12,000,000	12,000,000
Australia New Zealand Bank 1.670%, 04/02/18	2,000,000	2,000,000
DNB Bank ASA 1.640%, 04/02/18	2,000,000	2,000,000
DZ Bank AG 1.670%, 04/02/18	2,000,000	2,000,000
Nordea Bank New York 1.640%, 04/02/18	2,000,000	2,000,000

Time Deposits—(Continued)
Svenska Handelsbanken AB 1.640%, 04/02/18	2,000,000	2,000,000

		22,000,000

Total Securities Lending Reinvestments (Cost $294,456,887)		294,407,938

Total Investments—112.6% (Cost $2,399,617,397)		2,712,227,383
Other assets and liabilities (net)—(12.6)%		(304,191,763)

Net Assets—100.0%		$2,408,035,620

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $290,598,492 and the collateral received consisted of cash in the amount of $294,397,767. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ADR)—	American Depositary Receipt
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London InterBank Offered Rate

BHFTI-135

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,392,628,679	$—	$—	$2,392,628,679
Total Warrant*	545,101	—	—	545,101
Total Short-Term Investment*	—	24,645,665	—	24,645,665
Total Securities Lending Reinvestments*	—	294,407,938	—	294,407,938
Total Investments	$2,393,173,780	$319,053,603	$—	$2,712,227,383

Collateral for Securities Loaned (Liability)	$—	$(294,397,767)	$—	$(294,397,767)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-136

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	4,655,026	$62,330,794
BlackRock Capital Appreciation Portfolio (Class A) (a)	1,520,425	69,817,933
Brighthouse Small Cap Value Portfolio (Class A) (b)	1,913,417	31,877,532
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (b)	5,424,571	62,002,851
Brighthouse/Artisan International Portfolio (Class A) (b)	5,893,390	66,595,306
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (a)	104,718	26,497,922
Brighthouse/Dimensional International Small Company Portfolio (Class A) (a)	5,274,240	80,168,452
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (a)	3,067,968	97,960,227
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (b)	4,211,522	67,215,892
Clarion Global Real Estate Portfolio (Class A) (b)	4,374,729	52,015,530
ClearBridge Aggressive Growth Portfolio (Class A) (b)	5,949,951	110,431,096
Frontier Mid Cap Growth Portfolio (Class A) (a)	680,832	26,532,004
Harris Oakmark International Portfolio (Class A) (b)	4,954,410	81,896,403
Invesco Comstock Portfolio (Class A) (b)	6,892,654	110,213,543
Invesco Small Cap Growth Portfolio (Class A) (b)	2,339,018	37,283,946
Jennison Growth Portfolio (Class A) (a)	5,897,560	104,327,837
JPMorgan Small Cap Value Portfolio (Class A) (b)	1,818,214	31,327,835
Loomis Sayles Small Cap Growth Portfolio (Class A) (a)	2,027,347	31,849,621
MFS Research International Portfolio (Class A) (b)	4,215,972	53,669,317

Affiliated Investment Companies—(Continued)
MFS Value Portfolio (Class A) (a)	6,247,857	100,777,935
MFS Value Portfolio II (Class A) (a)	1,436,608	13,173,692
Morgan Stanley Mid Cap Growth Portfolio (Class A) (b)	597,616	13,075,832
Neuberger Berman Genesis Portfolio (Class A) (a)	940,009	21,460,417
Oppenheimer Global Equity Portfolio (Class A) (b)	1,690,700	44,228,709
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	3,990,568	104,912,026
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	3,009,209	103,877,887
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	2,510,976	31,110,988
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	1,057,883	26,658,657
Van Eck Global Natural Resources Portfolio (Class A) (a)	6,672,742	68,128,696
Victory Sycamore Mid Cap Value Portfolio (Class A) (b)	429,948	8,882,734
Wells Capital Management Mid Cap Value Portfolio (Class A) (b)	1,413,388	17,455,346

Total Mutual Funds (Cost $1,478,293,177)		1,757,756,960

Total Investments—100.0% (Cost $1,478,293,177)		1,757,756,960
Other assets and liabilities (net)—0.0%		(565,209)

Net Assets—100.0%		$1,757,191,751

(a)	A Portfolio of Brighthouse Funds Trust II.
(b)	A Portfolio of Brighthouse Funds Trust I.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,757,756,960	$—	$—	$1,757,756,960
Total Investments	$1,757,756,960	$—	$—	$1,757,756,960

BHFTI-137

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Mutual Funds—70.1% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—70.1%
Baillie Gifford International Stock Portfolio (Class A) (a)	22,657,196	$303,379,853
BlackRock Bond Income Portfolio (Class A) (a)	7,985,833	843,383,855
BlackRock Capital Appreciation Portfolio (Class A) (a)	1,296,856	59,551,633
BlackRock High Yield Portfolio (Class A) (b)	15,455,473	120,398,134
Brighthouse Small Cap Value Portfolio (Class A) (b)	7,295,775	121,547,615
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (b)	14,799,280	169,155,773
Brighthouse/Artisan International Portfolio (Class A) (b)	21,433,487	242,198,402
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (a)	718,764	181,876,078
Brighthouse/Dimensional International Small Company Portfolio (Class A) (a)	11,195,174	170,166,637
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (b)	17,303,692	181,688,766
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (b)	31,426,466	301,694,070
Brighthouse/Templeton International Bond Portfolio (Class A) (b)	29,607,025	301,991,660
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (a)	1,902,054	60,732,576
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (b)	3,762,514	60,049,722
Clarion Global Real Estate Portfolio (Class A) (b)	8,866,685	105,424,888
ClearBridge Aggressive Growth Portfolio (Class A) (b)	3,238,096	60,099,069
Frontier Mid Cap Growth Portfolio (Class A) (a)	4,020,626	156,683,792
Harris Oakmark International Portfolio (Class A) (b)	25,028,734	413,724,978
Invesco Comstock Portfolio (Class A) (b)	3,763,584	60,179,713
Invesco Small Cap Growth Portfolio (Class A) (b)	5,706,123	90,955,599
Jennison Growth Portfolio (Class A) (a)	4,022,635	71,160,407
JPMorgan Core Bond Portfolio (Class A) (b)	59,339,853	603,486,304
JPMorgan Small Cap Value Portfolio (Class A) (b)	5,246,499	90,397,171
MFS Research International Portfolio (Class A) (b)	23,870,344	303,869,483
MFS Value Portfolio (Class A) (a)	3,711,537	59,867,094
Morgan Stanley Mid Cap Growth Portfolio (Class A) (b)	2,718,489	59,480,544
Neuberger Berman Genesis Portfolio (Class A) (a)	3,726,827	85,083,466
Oppenheimer Global Equity Portfolio (Class A) (b)	4,584,868	119,940,146
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	24,467,578	241,739,674
PIMCO Total Return Portfolio (Class A) (b)	58,055,845	663,578,310
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	1,737,946	59,993,884
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	9,786,108	121,249,875
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	4,808,594	121,176,575
TCW Core Fixed Income Portfolio (Class A) (b)	65,799,127	663,913,189
Van Eck Global Natural Resources Portfolio (Class A) (a)	16,402,082	167,465,257
Wells Capital Management Mid Cap Value Portfolio (Class A) (b)	14,727,918	181,889,786
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	28,689,065	396,482,872
Western Asset Management U.S. Government Portfolio (Class A) (a)	36,550,820	422,527,478

Total Mutual Funds (Cost $8,075,727,492)		8,438,184,328

U.S. Treasury & Government Agencies—28.6%
Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—1.9%
Fannie Mae 30 Yr. Pool 3.500%, TBA (c)	215,000,000	215,356,152
Fannie Mae Pool 2.920%, 03/01/35	2,950,000	2,698,961
3.180%, 07/01/35	2,811,011	2,699,297
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 3.176%, 11/25/28	7,467,933	7,499,580

		228,253,990

Federal Agencies—1.5%
Federal Home Loan Mortgage Corp. 2.375%, 01/13/22	10,500,000	10,425,345
6.250%, 07/15/32	30,000,000	40,875,210
Federal National Mortgage Association 1.875%, 09/24/26	36,006,000	33,184,786
6.625%, 11/15/30	19,200,000	26,288,429
Residual Funding Corp. Principal Strip Zero Coupon, 10/15/19	24,600,000	23,750,237
Zero Coupon, 07/15/20	18,900,000	17,864,026
Zero Coupon, 04/15/30	19,500,000	13,294,107
Tennessee Valley Authority 2.875%, 02/01/27	1,700,000	1,686,573
4.250%, 09/15/65	10,000,000	11,585,380

		178,954,093

U.S. Treasury—25.2%
U.S. Treasury Bonds 2.250%, 08/15/46	32,500,000	27,994,434
2.500%, 02/15/46	87,700,000	79,817,278
2.500%, 05/15/46	21,000,000	19,096,875
2.750%, 08/15/42	29,400,000	28,405,453
2.750%, 11/15/42	196,000,000	189,185,939
2.750%, 11/15/47 (d)	44,000,000	42,062,969
2.875%, 05/15/43	126,000,000	124,198,593
2.875%, 08/15/45	51,300,000	50,378,203
2.875%, 11/15/46	114,100,000	111,898,226
3.000%, 11/15/44	96,000,000	96,637,500
3.000%, 02/15/47	96,900,000	97,414,781
3.000%, 05/15/47	95,000,000	95,463,867
3.125%, 02/15/42	93,900,000	97,017,773
3.125%, 02/15/43	89,700,000	92,464,582
3.125%, 08/15/44	13,100,000	13,489,930
3.375%, 05/15/44	99,895,000	107,430,049
3.625%, 08/15/43	25,200,000	28,211,203
4.250%, 11/15/40	177,700,000	216,946,712
4.375%, 05/15/40	31,300,000	38,800,996
4.375%, 05/15/41	51,000,000	63,473,086
4.625%, 02/15/40	113,700,000	145,487,144
8.000%, 11/15/21 (e)	57,700,000	68,730,617
U.S. Treasury Inflation Indexed Bonds 0.750%, 02/15/45 (f)	3,788,676	3,652,913
2.000%, 01/15/26 (f)	4,744,756	5,239,321
3.625%, 04/15/28 (f)	6,128,920	7,857,256

BHFTI-138

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes 1.125%, 02/28/21	125,000,000	$120,546,875
1.250%, 03/31/21 (e)	116,600,000	112,737,625
1.375%, 02/15/20	267,700,000	263,234,847
1.500%, 03/31/23	85,000,000	80,750,000
2.000%, 01/31/20 (d)	300,000,000	298,570,314
2.000%, 05/31/21	137,500,000	135,711,426
2.125%, 12/31/21 (e)	111,000,000	109,608,164
2.125%, 12/31/22 (d)	20,000,000	19,614,844
2.625%, 02/28/23	47,000,000	47,143,203

		3,039,272,998

Total U.S. Treasury & Government Agencies (Cost $3,481,189,084)		3,446,481,081

Corporate Bonds & Notes—2.2%

Agriculture—0.1%
Philip Morris International, Inc. 6.375%, 05/16/38	5,000,000	6,442,155
Reynolds American, Inc. 2.300%, 06/12/18	1,200,000	1,199,390

		7,641,545

Auto Manufacturers—0.1%
Ford Motor Credit Co. LLC 3.025%, 3M LIBOR + 0.900%, 06/15/18 (g)	10,000,000	10,008,470

Banks—1.4%
Bank of America Corp. 6.875%, 04/25/18	5,900,000	5,915,291
6.875%, 11/15/18	600,000	615,641
Bank of New York Mellon Corp. (The) 4.950%, 3M LIBOR + 3.420%, 06/20/20 (g)	6,800,000	6,962,384
Cooperatieve Rabobank UA 3.375%, 05/21/25	5,000,000	4,940,640
Credit Suisse AG 2.300%, 05/28/19	10,700,000	10,631,810
Goldman Sachs Group, Inc. (The) 3.325%, 3M LIBOR + 1.200%, 09/15/20 (g)	18,800,000	19,096,834
HSBC Holdings plc 5.250%, 03/14/44	3,000,000	3,300,210
HSBC USA, Inc. 2.430%, 3M LIBOR + 0.610%, 11/13/19 (g)	20,000,000	20,104,449
JPMorgan Chase & Co. 2.295%, 3M LIBOR + 0.550%, 04/25/18 (g)	20,000,000	20,003,636
2.700%, 3M LIBOR + 0.955%, 01/23/20 (g)	20,000,000	20,242,084
6.125%, 3M LIBOR + 3.330%, 04/30/24 (g)	3,000,000	3,142,500
Mizuho Financial Group, Inc. 2.632%, 04/12/21 (144A)	5,200,000	5,094,275
PNC Bank N.A. 2.250%, 07/02/19	8,000,000	7,947,025
2.426%, 3M LIBOR + 0.420%, 06/01/18 (g)	15,000,000	15,004,907
Wells Fargo & Co. 5.900%, 3M LIBOR + 3.110%, 06/15/24 (g)	8,600,000	8,858,860

Banks—(Continued)
Westpac Banking Corp. 2.374%, 3M LIBOR + 0.430%, 05/25/18 (g)	15,000,000	15,005,345

		166,865,891

Biotechnology—0.1%
Amgen, Inc. 2.700%, 05/01/22	3,300,000	3,224,027
Baxalta, Inc. 3.028%, 3M LIBOR + 0.780%, 06/22/18 (g)	8,500,000	8,508,537

		11,732,564

Diversified Financial Services—0.1%
American Express Credit Corp. 2.728%, 3M LIBOR + 0.550%, 03/18/19 (g)	5,000,000	5,015,427
Navient Corp. 8.450%, 06/15/18	5,840,000	5,889,640

		10,905,067

Electric—0.1%
Electricite de France S.A. 2.150%, 01/22/19 (144A)	6,200,000	6,170,789
Ohio Power Co. 5.375%, 10/01/21	949,000	1,021,246

		7,192,035

Insurance—0.0%
MassMutual Global Funding II 2.500%, 10/17/22 (144A)	4,000,000	3,881,182

Miscellaneous Manufacturing—0.1%
Siemens Financieringsmaatschappij NV 2.224%, 3M LIBOR + 0.280%, 05/25/18 (144A) (g)	15,000,000	15,001,967

Oil & Gas—0.1%
Gazprom OAO Via Gaz Capital S.A. 9.250%, 04/23/19 (144A)	4,200,000	4,450,866
Statoil ASA 2.450%, 01/17/23	5,400,000	5,230,781

		9,681,647

Pharmaceuticals—0.0%
Forest Laboratories LLC 4.875%, 02/15/21 (144A)	5,000,000	5,167,735

Semiconductors—0.1%
QUALCOMM, Inc. 2.155%, 3M LIBOR + 0.270%, 05/18/18 (g)	10,000,000	10,001,261

Software—0.0%
Microsoft Corp. 3.500%, 11/15/42	4,500,000	4,325,868

BHFTI-139

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—0.0%
AT&T, Inc. 4.800%, 06/15/44	3,000,000	$2,928,196

Transportation—0.0%
Vessel Management Services, Inc. 3.432%, 08/15/36	3,015,000	2,970,027

Total Corporate Bonds & Notes (Cost $267,657,036)		268,303,455

Mortgage-Backed Securities—0.2%

Commercial Mortgage-Backed Securities—0.2%
CSMC Trust 3.953%, 09/15/37 (144A)	20,000,000	20,401,682
JPMorgan Chase Commercial Mortgage Securities Trust 4.106%, 07/15/46 (144A)	59,538	59,553

Total Mortgage-Backed Securities (Cost $20,659,973)		20,461,235

Municipals—0.1%
Los Angeles Community College District, Build America Bond 6.750%, 08/01/49	400,000	592,576
Port Authority of New York & New Jersey 4.458%, 10/01/62	1,845,000	2,018,983
University of California CA, Revenue 1.796%, 07/01/19	8,500,000	8,462,685

Total Municipals (Cost $11,012,922)		11,074,244

Short-Term Investment—0.1%
Security Description	Principal Amount*	Value

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/18 at 0.600%, due on 04/02/18 with a maturity value of $5,356,821; collateralized by a U.S. Treasury Note at 1.500%, maturing 01/31/19, with a market value of $5,464,683.	5,356,464	5,356,464

Total Short-Term Investments (Cost $5,356,464)		5,356,464

Total Investments—101.3% (Cost $11,861,602,971)		12,189,860,807
Other assets and liabilities (net)—(1.3)%		(157,668,579)

Net Assets—100.0%		$12,032,192,228

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust II.
(b)	A Portfolio of Brighthouse Funds Trust I.
(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(d)	All or a portion of this security has been transferred in a secured-borrowing transaction. (See Note 2 of the Notes to Financial Statements)
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2018, the market value of securities pledged was $163,275,948.
(f)	Principal amount of security is adjusted for inflation.
(g)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
Represents investment of cash collateral received from securities on loan as of March 31, 2018.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2018, the market value of 144A securities was $60,228,049, which is 0.5% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Depreciation
JPY	20,900,000	JPMC	04/04/18	USD	196,041	$(390)

BHFTI-140

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini Futures	06/15/18	27,277	USD	3,604,655,550	$(151,781,873)
U.S. Treasury Note 5 Year Futures	06/29/18	2,482	USD	284,092,048	915,623

Net Unrealized Depreciation					$(150,866,250)

Glossary of Abbreviations

Counterparties

(JPMC)—	JPMorgan Chase Bank N.A.

Currencies

(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Abbreviations

(LIBOR)—	London InterBank Offered Rate

Other Abbreviations

(CMO)—	Collateralized Mortgage Obligation

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds*	$8,438,184,328	$—	$—	$8,438,184,328
Total U.S. Treasury & Government Agencies*	—	3,446,481,081	—	3,446,481,081
Total Corporate Bonds & Notes*	—	268,303,455	—	268,303,455
Total Mortgage-Backed Securities*	—	20,461,235	—	20,461,235
Total Municipals	—	11,074,244	—	11,074,244
Total Short-Term Investment*	—	5,356,464	—	5,356,464
Total Investments	$8,438,184,328	$3,751,676,479	$—	$12,189,860,807

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	$—	$(390)	$—	$(390)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$915,623	$—	$—	$915,623
Futures Contracts (Unrealized Depreciation)	(151,781,873)	—	—	(151,781,873)
Total Futures Contracts	$(150,866,250)	$—	$—	$(150,866,250)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-141

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—98.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.4%
KLX, Inc. (a)	56,100	$3,986,466

Auto Components—0.5%
Standard Motor Products, Inc.	41,700	1,983,669
Tenneco, Inc.	54,800	3,006,876

		4,990,545

Banks—16.0%
Associated Banc-Corp. (b)	295,825	7,351,251
Bank of Hawaii Corp.	75,500	6,274,050
Bank of NT Butterfield & Son, Ltd. (The)	28,500	1,279,080
Boston Private Financial Holdings, Inc.	254,500	3,830,225
Community Bank System, Inc. (b)	91,500	4,900,740
East West Bancorp, Inc.	249,800	15,622,492
First Citizens BancShares, Inc. - Class A	31,451	12,996,811
First Financial Bancorp (b)	214,100	6,283,835
First Interstate BancSystem, Inc. - Class A	104,200	4,121,110
First Midwest Bancorp, Inc.	210,300	5,171,277
Great Western Bancorp, Inc.	171,100	6,890,197
Hancock Holding Co. (b)	325,682	16,837,760
Iberiabank Corp. (b)	66,086	5,154,708
Independent Bank Corp./Rockland Trust	21,000	1,502,550
NBT Bancorp, Inc.	115,100	4,083,748
Prosperity Bancshares, Inc.	75,300	5,469,039
Renasant Corp. (b)	197,312	8,397,599
S&T Bancorp, Inc.	91,400	3,650,516
South State Corp.	20,017	1,707,450
UMB Financial Corp. (b)	156,233	11,309,707
Umpqua Holdings Corp.	291,800	6,247,438
Valley National Bancorp	454,600	5,664,316
Webster Financial Corp.	175,600	9,728,240
WesBanco, Inc.	114,000	4,822,200

		159,296,339

Beverages—0.5%
Cott Corp.	301,891	4,443,836

Building Products—2.9%
CSW Industrials, Inc. (a)	158,253	7,129,298
Griffon Corp.	33,629	613,729
Quanex Building Products Corp.	37,338	649,681
Simpson Manufacturing Co., Inc. (b)	249,300	14,357,187
USG Corp. (a)	158,100	6,390,402

		29,140,297

Capital Markets—3.0%
Apollo Investment Corp. (b)	532,028	2,777,186
Artisan Partners Asset Management, Inc. - Class A	176,117	5,864,696
Legg Mason, Inc. (b)	80,300	3,264,195
Main Street Capital Corp. (b)	75,500	2,785,950
New Mountain Finance Corp. (b)	230,123	3,026,118
Stifel Financial Corp.	111,700	6,615,991
Westwood Holdings Group, Inc.	101,125	5,712,551

		30,046,687

Chemicals—6.9%
A. Schulman, Inc.	128,081	5,507,483
HB Fuller Co.	126,900	6,310,737
Innophos Holdings, Inc.	23,955	963,231
Innospec, Inc. (b)	161,225	11,060,035
KMG Chemicals, Inc.	112,303	6,732,565
Minerals Technologies, Inc.	35,189	2,355,903
Olin Corp.	271,600	8,253,924
PolyOne Corp.	70,025	2,977,463
PQ Group Holdings, Inc. (a)	137,000	1,913,890
Quaker Chemical Corp.	25,341	3,753,762
Scotts Miracle-Gro Co. (The) (b)	33,100	2,838,325
Sensient Technologies Corp. (b)	78,374	5,531,637
Trinseo S.A.	107,500	7,960,375
Venator Materials plc (a)	102,600	1,856,034

		68,015,364

Commercial Services & Supplies—3.9%
ACCO Brands Corp.	339,859	4,265,231
Brady Corp. - Class A	146,009	5,424,234
Deluxe Corp. (b)	141,132	10,445,179
Ennis, Inc.	331,676	6,534,017
Knoll, Inc.	152,052	3,069,930
LSC Communications, Inc. (b)	63,978	1,116,416
UniFirst Corp.	22,400	3,620,960
Viad Corp.	84,495	4,431,763

		38,907,730

Communications Equipment—1.6%
CommScope Holding Co., Inc. (a) (b)	164,090	6,558,677
NETGEAR, Inc. (a) (b)	68,215	3,901,898
NetScout Systems, Inc. (a) (b)	120,190	3,167,007
Viavi Solutions, Inc. (a)	218,000	2,118,960

		15,746,542

Construction & Engineering—1.3%
MasTec, Inc. (a)	202,475	9,526,449
Primoris Services Corp.	142,000	3,547,160

		13,073,609

Construction Materials—1.0%
Eagle Materials, Inc.	96,687	9,963,595

Containers & Packaging—1.9%
Berry Global Group, Inc. (a)	193,603	10,611,380
Silgan Holdings, Inc. (b)	277,947	7,740,824

		18,352,204

Distributors—0.2%
Core-Mark Holding Co., Inc. (b)	76,199	1,619,991

Diversified Consumer Services—0.4%
Liberty Tax, Inc.	70,299	710,020
Service Corp. International	85,400	3,222,996

		3,933,016

BHFTI-142

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Telecommunication Services—0.1%
Consolidated Communications Holdings, Inc. (b)	114,748	$1,257,638

Electric Utilities—2.2%
ALLETE, Inc.	47,500	3,431,875
El Paso Electric Co.	88,300	4,503,300
Hawaiian Electric Industries, Inc. (b)	267,279	9,189,052
IDACORP, Inc. (b)	52,247	4,611,843

		21,736,070

Electrical Equipment—1.4%
Atkore International Group, Inc. (a)	378,125	7,505,781
EnerSys	87,450	6,066,407

		13,572,188

Electronic Equipment, Instruments & Components—3.7%
AVX Corp. (b)	211,179	3,495,012
Badger Meter, Inc. (b)	40,544	1,911,650
Belden, Inc. (b)	120,039	8,275,489
Novanta, Inc. (a)	119,803	6,247,726
Orbotech, Ltd. (a)	67,257	4,182,040
Tech Data Corp. (a)	52,076	4,433,230
TTM Technologies, Inc. (a)	176,776	2,702,905
Vishay Intertechnology, Inc. (b)	298,400	5,550,240

		36,798,292

Energy Equipment & Services—2.7%
C&J Energy Services, Inc. (a)	118,165	3,051,020
Dril-Quip, Inc. (a) (b)	53,500	2,396,800
Forum Energy Technologies, Inc. (a) (b)	27,160	298,760
Frank’s International NV	128,967	700,291
Helix Energy Solutions Group, Inc. (a)	335,600	1,943,124
Oil States International, Inc. (a) (b)	119,445	3,129,459
Patterson-UTI Energy, Inc.	564,008	9,875,780
Rowan Cos. plc - Class A (a)	256,200	2,956,548
TETRA Technologies, Inc. (a)	546,498	2,049,368
U.S. Silica Holdings, Inc. (b)	30,062	767,182

		27,168,332

Equity Real Estate Investment Trusts—5.6%
Acadia Realty Trust (b)	70,756	1,740,598
Brandywine Realty Trust	333,700	5,299,156
Education Realty Trust, Inc. (b)	77,567	2,540,319
Gramercy Property Trust (b)	224,497	4,878,320
Healthcare Realty Trust, Inc.	129,700	3,593,987
Highwoods Properties, Inc.	107,500	4,710,650
LaSalle Hotel Properties (b)	252,028	7,311,332
Lexington Realty Trust	427,800	3,366,786
Life Storage, Inc.	41,600	3,474,432
Outfront Media, Inc.	224,400	4,205,256
Ramco-Gershenson Properties Trust	228,700	2,826,732
Summit Hotel Properties, Inc.	263,800	3,590,318
Washington Real Estate Investment Trust	304,794	8,320,876

		55,858,762

Food & Staples Retailing—0.2%
SUPERVALU, Inc. (a) (b)	102,221	1,556,826

Food Products—1.9%
Hostess Brands, Inc. (a) (b)	112,035	1,656,997
J&J Snack Foods Corp.	28,000	3,823,680
Nomad Foods, Ltd. (a)	461,723	7,267,520
Pinnacle Foods, Inc.	57,400	3,105,340
TreeHouse Foods, Inc. (a)	85,710	3,280,122

		19,133,659

Gas Utilities—0.5%
Southwest Gas Holdings, Inc.	70,600	4,774,678

Health Care Equipment & Supplies—2.7%
Analogic Corp.	88,210	8,459,339
Haemonetics Corp. (a)	87,643	6,411,962
Halyard Health, Inc. (a)	80,100	3,691,008
STERIS plc	63,000	5,881,680
Teleflex, Inc.	7,200	1,835,856

		26,279,845

Health Care Providers & Services—0.3%
Patterson Cos., Inc. (b)	150,289	3,340,924

Hotels, Restaurants & Leisure—4.3%
Cheesecake Factory, Inc. (The) (b)	67,500	3,254,850
Choice Hotels International, Inc.	67,000	5,370,050
Denny’s Corp. (a)	668,445	10,314,106
Dine Brands Global, Inc.	122,651	8,043,453
International Speedway Corp. - Class A	83,600	3,686,760
Sonic Corp. (b)	130,000	3,279,900
Texas Roadhouse, Inc.	41,600	2,403,648
Wendy’s Co. (The)	361,918	6,351,661

		42,704,428

Household Durables—1.3%
Dixie Group, Inc. (The) (a)	194,365	534,504
Helen of Troy, Ltd. (a)	83,302	7,247,274
Meritage Homes Corp. (a)	121,500	5,497,875

		13,279,653

Household Products—1.7%
Central Garden and Pet Co. (a) (b)	132,341	5,690,663
Central Garden and Pet Co. - Class A (a)	8,373	331,655
HRG Group, Inc. (a) (b)	638,749	10,532,971

		16,555,289

Insurance—4.7%
American Equity Investment Life Holding Co.	199,400	5,854,384
Aspen Insurance Holdings, Ltd. (b)	109,350	4,904,347
Hanover Insurance Group, Inc. (The)	58,200	6,861,198
Infinity Property & Casualty Corp.	15,800	1,870,720
ProAssurance Corp. (b)	132,723	6,443,702
Selective Insurance Group, Inc.	156,400	9,493,480
Stewart Information Services Corp. (b)	133,428	5,862,826

BHFTI-143

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Validus Holdings, Ltd.	85,973	$5,798,879

		47,089,536

IT Services—0.9%
Conduent, Inc. (a)	195,864	3,650,905
Sykes Enterprises, Inc. (a)	175,675	5,084,034

		8,734,939

Machinery—6.8%
Altra Industrial Motion Corp.	91,500	4,204,425
Barnes Group, Inc.	76,300	4,569,607
Douglas Dynamics, Inc. (b)	174,133	7,548,666
EnPro Industries, Inc.	44,100	3,412,458
Franklin Electric Co., Inc.	199,555	8,131,866
Global Brass & Copper Holdings, Inc.	158,423	5,299,249
Hillenbrand, Inc.	140,791	6,462,307
ITT, Inc.	183,300	8,978,034
Kadant, Inc.	64,862	6,129,459
Mueller Industries, Inc.	379,567	9,929,473
NN, Inc. (b)	56,435	1,354,440
Rexnord Corp. (a)	52,357	1,553,956

		67,573,940

Marine—0.3%
Kirby Corp. (a) (b)	33,400	2,570,130

Media—2.0%
AH Belo Corp. - Class A	433,328	2,231,639
Cable One, Inc.	6,100	4,191,371
Cinemark Holdings, Inc. (b)	78,900	2,972,163
Gannett Co., Inc. (b)	221,479	2,210,361
Meredith Corp. (b)	74,700	4,018,860
New Media Investment Group, Inc. (b)	220,024	3,771,211

		19,395,605

Metals & Mining—0.4%
Compass Minerals International, Inc. (b)	72,969	4,400,031

Mortgage Real Estate Investment Trusts—0.4%
Apollo Commercial Real Estate Finance, Inc. (b)	216,481	3,892,328

Multi-Utilities—0.4%
Black Hills Corp. (b)	81,500	4,425,450

Oil, Gas & Consumable Fuels—2.4%
Andeavor	34,119	3,431,006
Laredo Petroleum, Inc. (a) (b)	191,745	1,670,099
Oasis Petroleum, Inc. (a)	348,900	2,826,090
QEP Resources, Inc. (a) (b)	319,425	3,127,171
SM Energy Co.	221,000	3,984,630
Whiting Petroleum Corp. (a) (b)	50,199	1,698,734
WPX Energy, Inc. (a)	500,192	7,392,838

		24,130,568

Paper & Forest Products—1.7%
Neenah, Inc. (b)	146,372	11,475,565
Schweitzer-Mauduit International, Inc.	134,624	5,270,529

		16,746,094

Pharmaceuticals—1.0%
Catalent, Inc. (a)	58,500	2,402,010
Innoviva, Inc. (a) (b)	156,987	2,616,973
Prestige Brands Holdings, Inc. (a) (b)	134,491	4,535,037

		9,554,020

Professional Services—0.5%
Korn/Ferry International	102,762	5,301,492

Road & Rail—0.8%
Saia, Inc. (a)	42,300	3,178,845
Werner Enterprises, Inc. (b)	131,500	4,799,750

		7,978,595

Semiconductors & Semiconductor Equipment—2.5%
Cirrus Logic, Inc. (a)	61,000	2,478,430
DSP Group, Inc. (a)	155,208	1,831,454
MaxLinear, Inc. (a) (b)	120,700	2,745,925
ON Semiconductor Corp. (a)	249,100	6,092,986
Teradyne, Inc.	155,800	7,121,618
Tower Semiconductor, Ltd. (U.S. Listed Shares) (a)	171,900	4,625,829

		24,896,242

Software—1.3%
PTC, Inc. (a)	40,600	3,167,206
Synopsys, Inc. (a)	115,200	9,589,248

		12,756,454

Specialty Retail—0.5%
Asbury Automotive Group, Inc. (a)	31,100	2,099,250
Buckle, Inc. (The) (b)	91,192	2,019,903
Christopher & Banks Corp. (a)	447,352	478,667
Signet Jewelers, Ltd.	20,816	801,832

		5,399,652

Technology Hardware, Storage & Peripherals—0.8%
GlassBridge Enterprises, Inc. (a) (b) (c)	114,401	118,977
NCR Corp. (a) (b)	178,963	5,640,914
Super Micro Computer, Inc. (a) (b)	155,600	2,645,200

		8,405,091

Textiles, Apparel & Luxury Goods—1.5%
Delta Apparel, Inc. (a)	128,457	2,314,795
Steven Madden, Ltd. (b)	195,720	8,592,108
Wolverine World Wide, Inc.	139,000	4,017,100

		14,924,003

Trading Companies & Distributors—0.7%
H&E Equipment Services, Inc.	117,017	4,503,984

BHFTI-144

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Trading Companies & Distributors—(Continued)
WESCO International, Inc. (a)	39,600	$2,457,180

		6,961,164

Total Common Stocks (Cost $832,243,332)		980,668,139

Preferred Stock—0.4%

Diversified Financial Services—0.4%
Steel Partners Holdings L.P., 6.000%, 02/07/26 (Cost $5,759,901)	184,969	3,775,217

Short-Term Investment—0.8%

Repurchase Agreement—0.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/18 at 0.600%, due on 04/02/18 with a maturity value of $7,915,766; collateralized by a U.S. Treasury Note at 3.500%, maturing 05/15/20, with a market value of $8,076,586.	7,915,238	7,915,238

Total Short-Term Investments (Cost $7,915,238)		7,915,238

Securities Lending Reinvestments (d)—13.2%

Certificates of Deposit—8.6%
Banco Del Estado De Chile New York 1.985%, 1M LIBOR + 0.220%, 05/14/18 (e)	2,000,000	1,999,860
Bank of Nova Scotia 2.482%, 3M LIBOR + 0.280%, 03/20/19 (e)	4,000,000	3,998,256
Barclays Capital, plc 1.956%, 1M LIBOR + 0.270%, 08/03/18 (e)	5,500,000	5,499,593
BNP Paribas New York 1.886%, 1M LIBOR + 0.200%, 05/04/18 (e)	1,000,000	1,000,024
Canadian Imperial Bank of Commerce 1.920%, 1M LIBOR + 0.170%, 04/13/18 (e)	3,000,000	2,999,904
China Construction Bank 1.950%, 04/20/18	4,000,000	3,999,584
Citigroup Global Markets, Ltd. 2.070%, 1M LIBOR + 0.330%, 09/12/18 (e)	6,000,000	5,998,950
Cooperative Rabobank UA 1.860%, 3M LIBOR + 0.140%, 10/16/18 (e)	3,250,000	3,250,000
Credit Suisse AG New York 1.976%, 1M LIBOR + 0.190%, 04/16/18 (e)	2,500,000	2,499,895
2.230%, FEDEFF PRV + 0.550%, 09/07/18 (e)	3,500,000	3,500,000
Mitsubishi UFJ Trust and Banking Corp. 1.976%, 1M LIBOR + 0.190%, 04/16/18 (e)	3,000,000	2,999,817
2.077%, 1M LIBOR + 0.200%, 05/30/18 (e)	1,000,000	999,834
Mizuho Bank, Ltd., New York 1.940%, 1M LIBOR + 0.200%, 04/11/18 (e)	1,500,000	1,500,033
2.008%, 1M LIBOR + 0.200%, 04/18/18 (e)	1,500,000	1,499,979
2.077%, 1M LIBOR + 0.200%, 05/29/18 (e)	1,000,000	999,916

Certificates of Deposit—(Continued)
Natixis New York 1.896%, 1M LIBOR + 0.210%, 08/06/18 (e)	2,000,000	1,999,828
2.220%, 06/11/18	2,500,000	2,500,415
Norinchukin Bank New York 1.670%, 1M LIBOR + 0.300%, 09/04/18 (e)	2,000,000	1,998,788
2.061%, 1M LIBOR + 0.200%, 07/23/18 (e)	2,000,000	1,999,044
Oversea-Chinese Banking Corp., Ltd. 2.150%, 06/06/18	2,000,000	2,000,198
Royal Bank of Canada New York 1.990%, 1M LIBOR + 0.250%, 01/11/19 (e)	2,500,000	2,495,225
2.201%, 3M LIBOR + 0.130%, 06/12/18 (e)	3,000,000	2,998,989
2.301%, 1M LIBOR + 0.440%, 09/17/18 (e)	500,000	499,930
Societe Generale 1.950%, 1M LIBOR + 0.210%, 07/10/18 (e)	3,000,000	2,999,751
Standard Chartered plc 2.154%, 1M LIBOR + 0.300%, 08/22/18 (e)	1,000,000	999,904
2.250%, 08/21/18	3,000,000	2,998,740
State Street Bank and Trust Co. 1.831%, 1M LIBOR + 0.120%, 05/08/18 (e)	1,500,000	1,499,919
Sumitomo Mitsui Banking Corp., London 2.038%, 1M LIBOR + 0.230%, 05/17/18 (e)	1,500,000	1,498,875
Sumitomo Mitsui Banking Corp., New York 1.920%, 1M LIBOR + 0.180%, 04/11/18 (e)	1,500,000	1,499,946
1.930%, 1M LIBOR + 0.190%, 04/12/18 (e)	2,000,000	1,999,914
2.000%, 05/21/18	1,000,000	1,000,005
2.010%, 1M LIBOR + 0.270%, 09/10/18 (e)	3,500,000	3,498,953
2.062%, 1M LIBOR + 0.190%, 04/26/18 (e)	1,500,000	1,499,988
Svenska Handelsbanken AB 2.027%, 1M LIBOR + 0.150%, 04/30/18 (e)	3,000,000	2,999,916
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.450%, 02/15/19 (e)	3,500,000	3,499,688

		85,233,661

Commercial Paper—2.4%
Canadian Imperial Bank of Commerce 2.208%, 1M LIBOR + 0.400%, 09/17/18 (e)	2,000,000	1,999,818
Industrial & Commercial Bank of China, Ltd. 1.960%, 04/20/18	3,987,151	3,995,696
ING Funding LLC 1.930%, 1M LIBOR + 0.190%, 08/10/18 (e)	2,500,000	2,499,110
LMA S.A. & LMA Americas 2.150%, 06/04/18	5,966,317	5,976,240
Ridgefield Funding Co. LLC 2.018%, 1M LIBOR + 0.210%, 05/17/18 (e)	2,000,000	1,999,712
Toyota Motor Credit Corp. 1.967%, 1M LIBOR + 0.190%, 05/11/18 (e)	3,000,000	2,999,907
UBS AG 1.880%, 1M LIBOR + 0.210%, 05/02/18 (e)	4,000,000	3,999,424

		23,469,907

BHFTI-145

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—1.9%
Citigroup Global Markets, Inc. Repurchase Agreement dated 01/25/17 at 2.230%, due on 06/29/18 with a maturity value of $516,106; collateralized by various Common Stock with an aggregate market value of $550,000.	500,000	$500,000
Deutsche Bank AG, London Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $73,376; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 03/07/22 - 05/24/27, and an aggregate market value of $74,830.	73,362	73,362
Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $41,557; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 05/02/25, and an aggregate market value of $42,380.	41,549	41,549
Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $39,753; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.125%, maturity dates ranging from 04/14/22 - 08/07/23, and an aggregate market value of $40,540.	39,745	39,745
Repurchase Agreement dated 01/09/18 at 2.070%, due on 04/02/18 with a maturity value of $602,864; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $666,427.	600,000	600,000
Repurchase Agreement dated 09/12/17 at 2.210%, due on 07/02/18 with a maturity value of $2,544,967; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $2,776,780.	2,500,000	2,500,000
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $2,067,429; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $2,108,381.	2,067,036	2,067,036
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.230%, due on 06/29/18 with a maturity value of $2,075,696; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 8.875%, maturity dates ranging from 01/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $2,163,966.	2,000,000	2,000,000
Repurchase Agreement dated 08/01/17 at 2.230%, due on 06/29/18 with a maturity value of $3,571,979; collateralized by various Common Stock with an aggregate market value of $3,850,000.	3,500,000	3,500,000
Morgan Stanley & Co. LLC Repurchase Agreement dated 03/20/18 at 2.330%, due on 06/20/18 with a maturity value of $3,520,841; collateralized by various Common Stock with an aggregate market value of $3,851,242.	3,500,000	3,500,000

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 1.850%, due on 04/02/18 with a maturity value of $503,160; collateralized by various Common Stock with an aggregate market value of $556,130.	500,000	500,000
Repurchase Agreement dated 03/16/18 at 1.880%, due on 04/05/18 with a maturity value of $3,003,133; collateralized by various Common Stock with an aggregate market value of $3,336,780.	3,000,000	3,000,000
Societe Generale Repurchase Agreement dated 03/08/18 at 1.820%, due on 04/02/18 with a maturity value of $1,001,264; collateralized by various Common Stock with an aggregate market value of $1,111,724.	1,000,000	1,000,000

		19,321,692

Time Deposit—0.3%
ABN AMRO Bank NV 1.680%, 04/02/18	3,000,000	3,000,000

Total Securities Lending Reinvestments (Cost $131,045,197)		131,025,260

Total Investments—113.1% (Cost $976,963,668)		1,123,383,854
Other assets and liabilities (net)—(13.1)%		(130,382,019)

Net Assets—100.0%		$993,001,835

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $128,331,854 and the collateral received consisted of cash in the amount of $131,025,160. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Illiquid security. As of March 31, 2018, these securities represent 0.0% of net assets.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London InterBank Offered Rate

BHFTI-146

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$980,668,139	$—	$—	$980,668,139
Total Preferred Stock*	3,775,217	—	—	3,775,217
Total Short-Term Investment*	—	7,915,238	—	7,915,238
Total Securities Lending Reinvestments*	—	131,025,260	—	131,025,260
Total Investments	$984,443,356	$138,940,498	$—	$1,123,383,854

Collateral for Securities Loaned (Liability)	$—	$(131,025,160)	$—	$(131,025,160)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-147

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—98.7% of Net Assets

Security Description	Shares	Value

Australia—5.1%
Dexus (REIT)	1,793,838	$12,898,989
Goodman Group (REIT)	763,443	4,961,757
GPT Group (The) (REIT)	3,024,985	11,059,231
Mirvac Group (REIT)	11,146,044	18,488,082
Scentre Group (REIT)	8,317,717	24,570,926

		71,978,985

Canada—2.1%
Canadian Real Estate Investment Trust (REIT)	220,400	8,589,502
Chartwell Retirement Residences	471,600	5,728,676
H&R Real Estate Investment Trust (REIT)	377,700	6,165,274
Smart Real Estate Investment Trust (REIT)	367,300	8,299,067

		28,782,519

France—5.9%
Gecina S.A. (REIT)	138,075	23,998,796
Klepierre (REIT)	608,485	24,552,355
Unibail-Rodamco SE (Euronext Paris) (REIT) (a)	101,472	23,179,552
Unibail-Rodamco SE (REIT)	50,248	11,502,118

		83,232,821

Germany—4.4%
ADO Properties S.A.	217,026	12,208,732
Aroundtown S.A.	1,465,773	11,364,109
Vonovia SE	781,028	38,732,944

		62,305,785

Hong Kong—9.6%
CK Asset Holdings, Ltd.	7,010,500	59,323,613
Fortune Real Estate Investment Trust (REIT)	2,581,680	3,136,567
Hysan Development Co., Ltd.	1,249,000	6,628,941
Link REIT (The) (REIT)	4,834,200	41,459,865
Sun Hung Kai Properties, Ltd.	1,538,000	24,500,167

		135,049,153

Japan—12.0%
AEON REIT Investment Corp. (REIT)	8,294	8,753,454
Daiwa Office Investment Corp. (REIT)	820	4,763,591
Hulic Reit, Inc. (REIT)	2,887	4,398,882
Japan Hotel REIT Investment Corp. (REIT)	13,023	9,286,545
Japan Retail Fund Investment Corp. (REIT)	5,875	11,420,913
Kenedix Office Investment Corp. (REIT)	1,396	8,514,419
Mitsubishi Estate Co., Ltd.	901,556	14,987,575
Mitsui Fudosan Co., Ltd.	1,884,174	45,442,058
Mori Hills REIT Investment Corp. (REIT)	4,847	6,137,064
Nippon Building Fund, Inc. (REIT)	140	777,697
Nippon Prologis REIT, Inc. (REIT)	9,235	20,046,525
Nomura Real Estate Holdings, Inc.	414,200	9,682,542
Orix JREIT, Inc. (REIT)	10,409	16,182,222
Tokyo Tatemono Co., Ltd.	569,000	8,594,244

		168,987,731

Singapore—2.2%
CapitaLand, Ltd.	2,743,900	7,509,210
City Developments, Ltd.	1,403,400	13,990,573

Singapore—(Continued)
Suntec Real Estate Investment Trust (REIT)	6,230,700	9,031,685

		30,531,468

Spain—1.0%
Hispania Activos Inmobiliarios SOCIMI S.A. (REIT)	242,134	5,151,430
Inmobiliaria Colonial Socimi S.A. (REIT)	749,916	8,677,558

		13,828,988

Sweden—1.0%
Castellum AB (a)	368,576	6,030,876
Fabege AB	170,580	3,697,074
Wihlborgs Fastigheter AB	213,527	4,949,906

		14,677,856

United Kingdom—6.1%
Derwent London plc (REIT)	296,279	12,902,803
Hammerson plc (REIT)	637,313	4,804,638
Land Securities Group plc (REIT)	1,979,755	26,065,749
Safestore Holdings plc (REIT)	614,265	4,236,243
Segro plc (REIT)	2,912,323	24,591,755
Shaftesbury plc (REIT)	447,359	6,170,506
UNITE Group plc (The) (REIT)	689,514	7,662,646

		86,434,340

United States—49.3%
Alexandria Real Estate Equities, Inc. (REIT)	301,225	37,619,990
AvalonBay Communities, Inc. (REIT)	156,480	25,734,701
Boston Properties, Inc. (REIT)	47,767	5,885,850
Brandywine Realty Trust (REIT) (a)	472,010	7,495,519
Brixmor Property Group, Inc. (REIT)	756,573	11,537,738
Columbia Property Trust, Inc. (REIT)	365,659	7,481,383
Crown Castle International Corp. (REIT)	99,439	10,899,509
CubeSmart (REIT) (a)	584,807	16,491,557
CyrusOne, Inc. (REIT) (a)	214,904	11,005,234
DCT Industrial Trust, Inc. (REIT) (a)	225,395	12,698,754
Equinix, Inc. (REIT)	55,422	23,174,155
Equity Residential (REIT) (a)	183,846	11,328,591
Essex Property Trust, Inc. (REIT)	97,037	23,354,865
Extra Space Storage, Inc. (REIT)	366,849	32,047,929
Forest City Realty Trust, Inc. (REIT) - Class A	736,858	14,928,743
Gaming and Leisure Properties, Inc. (REIT)	601,493	20,131,971
GGP, Inc. (REIT)	1,792,377	36,672,033
Healthcare Trust of America, Inc. (REIT) - Class A (a)	605,817	16,023,860
Hilton Worldwide Holdings, Inc.	137,501	10,829,579
Host Hotels & Resorts, Inc. (REIT)	770,422	14,360,666
Hudson Pacific Properties, Inc. (REIT) (a)	117,814	3,832,489
Invitation Homes, Inc. (REIT)	896,479	20,466,616
Iron Mountain, Inc. (REIT)	280,691	9,223,506
Kilroy Realty Corp. (REIT) (a)	185,238	13,144,488
Macerich Co. (The) (REIT) (a)	413,111	23,142,478
Marriott International, Inc. - Class A	93,456	12,708,147
MGM Growth Properties LLC (REIT) - Class A	260,700	6,918,978
Paramount Group, Inc. (REIT)	596,636	8,496,097
Park Hotels & Resorts, Inc. (REIT)	293,548	7,931,667
Physicians Realty Trust (REIT) (a)	365,165	5,685,619

BHFTI-148

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

United States—(Continued)
ProLogis, Inc. (REIT)	809,614	$50,997,586
Regency Centers Corp. (REIT)	446,410	26,329,262
Retail Opportunity Investments Corp. (REIT) (a)	319,223	5,640,670
Simon Property Group, Inc. (REIT)	380,137	58,674,146
SL Green Realty Corp. (REIT) (a)	219,856	21,288,656
STORE Capital Corp. (REIT) (a)	511,775	12,702,256
Sun Communities, Inc. (REIT)	127,128	11,615,685
Taubman Centers, Inc. (REIT) (a)	301,796	17,175,210
VICI Properties, Inc. (REIT)	796,306	14,588,326
Vornado Realty Trust (REIT)	218,215	14,685,870

		694,950,379

Total Common Stocks (Cost $1,374,716,909)		1,390,760,025

Short-Term Investment—0.9%

Repurchase Agreement—0.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/18 at 0.600%, due on 04/02/18 with a maturity value of $12,580,933; collateralized by a U.S. Treasury Note at 1.625%, maturing 08/31/22, with a market value of $12,834,564.	12,580,094	12,580,094

Total Short-Term Investments (Cost $12,580,094)		12,580,094

Securities Lending Reinvestments (b)—5.8%

Certificates of Deposit—2.3%
Bank of Nova Scotia 2.482%, 3M LIBOR + 0.280%, 03/20/19 (c)	1,000,000	999,564
Canadian Imperial Bank of Commerce 1.920%, 1M LIBOR + 0.170%, 04/13/18 (c)	2,000,000	1,999,936
China Construction Bank 1.950%, 04/20/18	1,500,000	1,499,844
Citigroup Global Markets, Ltd. 2.070%, 1M LIBOR + 0.330%, 09/12/18 (c)	1,000,000	999,825
Cooperative Rabobank UA 1.860%, 3M LIBOR + 0.140%, 10/16/18 (c)	3,000,000	3,000,000
Credit Suisse AG New York 1.930%, 1M LIBOR + 0.190%, 05/11/18 (c)	2,500,000	2,499,720
2.230%, FEDEFF PRV + 0.550%, 09/07/18 (c)	1,500,000	1,500,000
Mitsubishi UFJ Trust and Banking Corp. 1.976%, 1M LIBOR + 0.190%, 04/16/18 (c)	2,000,000	1,999,878
Mizuho Bank, Ltd., New York 1.940%, 1M LIBOR + 0.200%, 04/11/18 (c)	2,500,000	2,500,055
Natixis New York 2.220%, 06/11/18	1,000,000	1,000,166
Norinchukin Bank New York 1.670%, 1M LIBOR + 0.300%, 09/04/18 (c)	2,000,000	1,998,788
Societe Generale 1.950%, 1M LIBOR + 0.210%, 07/10/18 (c)	2,000,000	1,999,834

Certificates of Deposit—(Continued)
Standard Chartered plc 2.154%, 1M LIBOR + 0.300%, 08/22/18 (c)	1,000,000	999,904
2.250%, 08/21/18	1,000,000	999,580
Sumitomo Mitsui Banking Corp., London 2.071%, 1M LIBOR + 0.230%, 05/21/18 (c)	2,500,000	2,500,000
Sumitomo Mitsui Banking Corp., New York 2.010%, 1M LIBOR + 0.270%, 09/10/18 (c)	2,500,000	2,499,252
2.062%, 1M LIBOR + 0.190%, 04/26/18 (c)	1,000,000	999,992
Wells Fargo Bank N.A. 1.835%, 3M LIBOR + 0.130%, 07/11/18 (c)	2,000,000	1,999,970
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.450%, 02/15/19 (c)	1,000,000	999,911

		32,996,219

Commercial Paper—1.1%
Danske Corp. 2.080%, 06/04/18	2,983,360	2,988,651
Industrial & Commercial Bank of China, Ltd. 1.960%, 04/20/18	1,495,182	1,498,386
LMA S.A. & LMA Americas 2.150%, 06/01/18	3,480,978	3,486,801
Ridgefield Funding Co. LLC 2.018%, 1M LIBOR + 0.210%, 05/17/18 (c)	3,000,000	2,999,568
Sheffield Receivables Co. 2.080%, 05/21/18	1,989,716	1,994,144
Toyota Motor Credit Corp. 1.967%, 1M LIBOR + 0.190%, 05/11/18 (c)	500,000	499,985
UBS AG 1.880%, 1M LIBOR + 0.210%, 05/02/18 (c)	1,500,000	1,499,784

		14,967,319

Repurchase Agreements—2.4%
Deutsche Bank AG, London Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $100,019; collateralized by Foreign Obligations with rates ranging from 1.875%—2.500%, maturity dates ranging from 06/30/20—05/02/25, and an aggregate market value of $102,000.	100,000	100,000
Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $1,000,194; collateralized by Foreign Obligations with rates ranging from 1.875%—2.500%, maturity dates ranging from 03/07/22—05/24/27, and an aggregate market value of $1,020,005.	1,000,000	1,000,000
Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $100,020; collateralized by Foreign Obligations with rates ranging from 1.875%—2.125%, maturity dates ranging from 04/14/22—08/07/23, and an aggregate market value of $102,001.	100,000	100,000
Repurchase Agreement dated 03/15/18 at 2.070%, due on 04/02/18 with a maturity value of $8,008,280; collateralized by U.S. Treasury Obligations with rates ranging from 0.000%—5.500%, maturity dates ranging from 08/02/18—08/15/46, and various Common Stock with an aggregate market value of $8,885,696.	8,000,000	8,000,000

BHFTI-149

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (b)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 01/09/18 at 2.070%, due on 04/02/18 with a maturity value of $3,014,318; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $3,332,136.	3,000,000	$3,000,000
Repurchase Agreement dated 09/12/17 at 2.210%, due on 07/02/18 with a maturity value of $5,598,928; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $6,108,916.	5,500,000	5,500,000
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $2,193,820; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $2,237,276.	2,193,403	2,193,403
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.230%, due on 06/29/18 with a maturity value of $1,660,557; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 8.875%, maturity dates ranging from 01/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $1,731,173.	1,600,000	1,600,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 1.850%, due on 04/02/18 with a maturity value of $2,314,538; collateralized by various Common Stock with an aggregate market value of $2,558,198.	2,300,000	2,300,000
Societe Generale Repurchase Agreement dated 03/16/18 at 1.820%, due on 04/02/18 with a maturity value of $1,000,859; collateralized by various Common Stock with an aggregate market value of $1,111,724.	1,000,000	1,000,000
Repurchase Agreement dated 03/21/18 at 1.820%, due on 04/02/18 with a maturity value of $1,500,910; collateralized by various Common Stock with an aggregate market value of $1,667,586.	1,500,000	1,500,000

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 03/08/18 at 1.820%, due on 04/02/18 with a maturity value of $7,008,847; collateralized by various Common Stock with an aggregate market value of $7,782,067.	7,000,000	7,000,000

		33,293,403

Total Securities Lending Reinvestments (Cost $81,262,809)		81,256,941

Total Investments—105.4% (Cost $1,468,559,812)		1,484,597,060
Other assets and liabilities (net)—(5.4)%		(75,761,702)

Net Assets—100.0%		$1,408,835,358

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $78,825,909 and the collateral received consisted of cash in the amount of $81,242,639. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.
(c)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Ten Largest Industries as of March 31, 2018 (Unaudited)	% of Net Assets
Retail REIT’s	24.6
Office REIT’s	12.9
Diversified REIT’s	10.6
Specialized REIT’s	10.1
Diversified Real Estate Activities	8.9
Industrial REIT’s	8.0
Residential REIT’s	7.1
Real Estate Operating Companies	5.9
Real Estate Development	4.2
Hotel & Resort REITs	2.7

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London InterBank Offered Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

BHFTI-150

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$71,978,985	$—	$71,978,985
Canada	28,782,519	—	—	28,782,519
France	34,681,670	48,551,151	—	83,232,821
Germany	—	62,305,785	—	62,305,785
Hong Kong	—	135,049,153	—	135,049,153
Japan	—	168,987,731	—	168,987,731
Singapore	—	30,531,468	—	30,531,468
Spain	—	13,828,988	—	13,828,988
Sweden	—	14,677,856	—	14,677,856
United Kingdom	—	86,434,340	—	86,434,340
United States	694,950,379	—	—	694,950,379
Total Common Stocks	758,414,568	632,345,457	—	1,390,760,025
Total Short-Term Investment*	—	12,580,094	—	12,580,094
Total Securities Lending Reinvestments*	—	81,256,941	—	81,256,941
Total Investments	$758,414,568	$726,182,492	$—	$1,484,597,060

Collateral for Securities Loaned (Liability)	$—	$(81,242,639)	$—	$(81,242,639)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 2 to Level 1 in the amount of $12,658,804 were due to the discontinuation of a systematic fair valuation model factor.

BHFTI-151

Brighthouse Funds Trust I

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—99.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.9%
Engility Holdings, Inc. (a)	57,266	$1,397,290
L3 Technologies, Inc.	582,900	121,243,200

		122,640,490

Auto Components—0.3%
Adient plc (b)	140,683	8,407,216

Biotechnology—19.2%
Aduro Biotech, Inc. (a)	31,570	293,601
Agios Pharmaceuticals, Inc. (a) (b)	170,800	13,968,024
Amgen, Inc.	1,060,100	180,725,848
Biogen, Inc. (a)	867,860	237,637,425
ImmunoGen, Inc. (a)	499,700	5,256,844
Ionis Pharmaceuticals, Inc. (a) (b)	498,335	21,966,607
ProQR Therapeutics NV (a)	88,300	271,522
Spark Therapeutics, Inc. (a) (b)	53,520	3,563,897
Ultragenyx Pharmaceutical, Inc. (a) (b)	96,700	4,930,733
Vertex Pharmaceuticals, Inc. (a)	784,672	127,885,843

		596,500,344

Building Products—1.6%
Johnson Controls International plc	1,406,834	49,576,830

Communications Equipment—0.1%
ARRIS International plc (a)	122,915	3,265,852

Construction & Engineering—0.9%
Fluor Corp. (b)	519,410	29,720,640

Diversified Telecommunication Services—0.2%
AT&T, Inc.	157,745	5,623,609

Electronic Equipment, Instruments & Components—4.7%
Dolby Laboratories, Inc. - Class A	295,300	18,769,268
Fitbit, Inc. - Class A (a) (b)	54,350	277,185
TE Connectivity, Ltd.	1,269,625	126,835,537

		145,881,990

Energy Equipment & Services—3.9%
Core Laboratories NV (b)	514,070	55,632,656
Frank’s International NV	30,500	165,615
National Oilwell Varco, Inc. (b)	916,878	33,750,279
Weatherford International plc (a) (b)	14,614,500	33,467,205

		123,015,755

Health Care Equipment & Supplies—2.3%
Medtronic plc	861,379	69,099,824
Wright Medical Group NV (a)	58,679	1,164,191

		70,264,015

Health Care Providers & Services—8.4%
UnitedHealth Group, Inc.	1,219,050	260,876,700

Internet & Direct Marketing Retail—1.8%
Liberty Expedia Holdings, Inc. - Class A (a)	167,951	6,597,115
Liberty Interactive Corp. - Class A (a)	1,867,200	46,997,424
Liberty TripAdvisor Holdings, Inc. - Class A (a)	154,420	1,660,015

		55,254,554

Internet Software & Services—1.9%
Facebook, Inc. - Class A (a)	100,500	16,058,895
LogMeIn, Inc. (b)	85,873	9,922,625
Twitter, Inc. (a) (b)	1,100,000	31,911,000

		57,892,520

Machinery—0.7%
Pentair plc (b)	339,804	23,150,847

Media—17.5%
AMC Networks, Inc. - Class A (a) (b)	825,825	42,695,152
CBS Corp. - Class B	323,200	16,609,248
Comcast Corp. - Class A	6,889,200	235,403,964
GCI Liberty, Inc. - Class A (a)	251,927	13,316,861
Liberty Braves Group - Class A (a) (b)	47,058	1,069,628
Liberty Braves Group - Class C (a) (b)	94,117	2,147,750
Liberty Broadband Corp. - Class A (a) (b)	117,647	9,976,466
Liberty Broadband Corp. - Class C (a) (b)	305,883	26,211,114
Liberty Global plc - Class A (a)	299,400	9,374,214
Liberty Global plc - Class C (a)	299,400	9,110,742
Liberty Latin America, Ltd. - Class A (a) (b)	52,325	1,017,721
Liberty Latin America, Ltd. - Class C (a) (b)	52,325	998,884
Liberty Media Corp.-Liberty Formula One - Class A (a) (b)	117,647	3,445,881
Liberty Media Corp.-Liberty Formula One - Class C (a) (b)	235,294	7,258,820
Liberty SiriusXM Group - Class A (a)	470,588	19,341,167
Liberty SiriusXM Group - Class C (a)	941,176	38,447,040
Lions Gate Entertainment Corp. - Class B	348,621	8,394,794
Madison Square Garden Co. (The) - Class A (a)	286,049	70,310,844
MSG Networks, Inc. - Class A (a) (b)	858,150	19,394,190
Viacom, Inc. - Class B	344,700	10,706,382

		545,230,862

Metals & Mining—1.2%
Freeport-McMoRan, Inc. (a)	1,270,800	22,327,956
Nucor Corp.	274,700	16,781,423

		39,109,379

Oil, Gas & Consumable Fuels—7.5%
Anadarko Petroleum Corp. (b)	3,769,860	227,737,243
Newfield Exploration Co. (a) (b)	255,400	6,236,868

		233,974,111

Pharmaceuticals—4.6%
Allergan plc	786,777	132,406,701
Valeant Pharmaceuticals International, Inc. (a)	653,070	10,396,875

		142,803,576

BHFTI-152

Brighthouse Funds Trust I

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Semiconductors & Semiconductor Equipment—7.4%
Broadcom, Ltd.	536,161	$126,346,339
Cree, Inc. (a) (b)	887,200	35,763,032
Intel Corp.	1,288,348	67,097,164

		229,206,535

Software—5.8%
Autodesk, Inc. (a)	944,300	118,585,194
Citrix Systems, Inc. (a) (b)	591,100	54,854,080
Nuance Communications, Inc. (a) (b)	400,000	6,300,000

		179,739,274

Technology Hardware, Storage & Peripherals—5.9%
Seagate Technology plc (b)	2,448,500	143,286,220
Western Digital Corp.	444,489	41,013,000

		184,299,220

Trading Companies & Distributors—0.1%
NOW, Inc. (a) (b)	229,219	2,342,618

Total Common Stocks (Cost $2,085,906,385)		3,108,776,937

Rights—0.0%

Health Care Equipment & Supplies—0.0%
Wright Medical Group NV, Expires 03/01/19 (a) (Cost $573,350)	229,340	305,022

Short-Term Investment—0.1%

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/18 at 0.600%, due on 04/02/18 with a maturity value of $2,621,859; collateralized by a U.S. Treasury Note at 1.875%, maturing 07/31/22, with a market value of $2,676,781.	2,621,684	2,621,684

Total Short-Term Investments (Cost $2,621,684)		2,621,684

Securities Lending Reinvestments (c)—12.7%

Certificates of Deposit—7.5%
Banco Del Estado De Chile New York 1.985%, 1M LIBOR + 0.220%, 05/14/18 (d)	4,000,000	3,999,720
2.354%, 1M LIBOR + 0.500%, 09/21/18 (d)	5,000,000	4,999,675
Bank of Nova Scotia 2.482%, 3M LIBOR + 0.280%, 03/20/19 (d)	15,000,000	14,993,460
Barclays Capital, plc 1.956%, 1M LIBOR + 0.270%, 08/03/18 (d)	10,500,000	10,499,223
BNP Paribas New York 1.886%, 1M LIBOR + 0.200%, 05/04/18 (d)	6,000,000	6,000,144

Certificates of Deposit—(Continued)
Chiba Bank, Ltd., New York 1.740%, 04/11/18	7,000,000	6,999,461
2.250%, 05/25/18	5,000,000	5,000,536
China Construction Bank 1.950%, 04/20/18	9,000,000	8,999,064
Citigroup Global Markets, Ltd. 2.070%, 1M LIBOR + 0.330%, 09/12/18 (d)	11,000,000	10,998,075
Cooperative Rabobank UA 1.860%, 3M LIBOR + 0.140%, 10/16/18 (d)	7,500,000	7,500,000
Credit Agricole S.A. 2.032%, 1M LIBOR + 0.330%, 10/09/18 (d)	12,500,000	12,498,237
Credit Suisse AG New York 1.976%, 1M LIBOR + 0.190%, 04/16/18 (d)	9,000,000	8,999,622
Mitsubishi UFJ Trust and Banking Corp. 1.886%, 1M LIBOR + 0.200%, 06/07/18 (d)	3,000,000	2,999,346
1.976%, 1M LIBOR + 0.190%, 04/16/18 (d)	7,500,000	7,499,542
2.077%, 1M LIBOR + 0.200%, 05/30/18 (d)	2,000,000	1,999,668
Mizuho Bank, Ltd., New York 1.940%, 1M LIBOR + 0.200%, 04/11/18 (d)	5,000,000	5,000,110
2.008%, 1M LIBOR + 0.200%, 04/18/18 (d)	5,000,000	4,999,930
2.077%, 1M LIBOR + 0.200%, 05/29/18 (d)	1,000,000	999,916
Natixis New York 1.896%, 1M LIBOR + 0.210%, 08/06/18 (d)	5,000,000	4,999,570
2.220%, 06/11/18	1,500,000	1,500,249
Norinchukin Bank New York 1.670%, 1M LIBOR + 0.300%, 09/04/18 (d)	4,000,000	3,997,576
2.061%, 1M LIBOR + 0.200%, 07/23/18 (d)	8,000,000	7,996,176
Oversea-Chinese Banking Corp., Ltd. 2.150%, 06/06/18	4,000,000	4,000,396
Royal Bank of Canada New York 1.990%, 1M LIBOR + 0.250%, 01/11/19 (d)	12,500,000	12,476,125
2.201%, 3M LIBOR + 0.130%, 06/12/18 (d)	5,000,000	4,998,315
2.222%, 1M LIBOR + 0.400%, 09/17/18 (d)	2,000,000	1,999,548
2.301%, 1M LIBOR + 0.440%, 09/17/18 (d)	2,500,000	2,499,648
Societe Generale 1.950%, 1M LIBOR + 0.210%, 07/10/18 (d)	12,000,000	11,999,004
Standard Chartered plc 2.154%, 1M LIBOR + 0.300%, 08/22/18 (d)	3,000,000	2,999,712
2.250%, 08/21/18	5,000,000	4,997,900
State Street Bank and Trust Co. 1.831%, 1M LIBOR + 0.120%, 05/08/18 (d)	3,000,000	2,999,838
Sumitomo Mitsui Banking Corp., London 2.038%, 1M LIBOR + 0.230%, 05/17/18 (d)	1,500,000	1,498,875
Sumitomo Mitsui Banking Corp., New York 1.916%, 1M LIBOR + 0.230%, 09/05/18 (d)	3,000,000	2,998,785
1.920%, 1M LIBOR + 0.180%, 04/11/18 (d)	7,000,000	6,999,748
1.930%, 1M LIBOR + 0.190%, 04/12/18 (d)	4,000,000	3,999,828
2.000%, 05/21/18	1,500,000	1,500,008
2.062%, 1M LIBOR + 0.190%, 04/26/18 (d)	5,000,000	4,999,960
Svenska Handelsbanken AB 2.027%, 1M LIBOR + 0.150%, 04/30/18 (d)	5,000,000	4,999,860
Wells Fargo Bank N.A. 1.835%, 3M LIBOR + 0.130%, 07/11/18 (d)	2,500,000	2,499,962
1.893%, 3M LIBOR + 0.140%, 10/26/18 (d)	2,500,000	2,500,961

BHFTI-153

Brighthouse Funds Trust I

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.450%, 02/15/19 (d)	10,000,000	$9,999,110

		234,446,883

Commercial Paper—2.3%
Alpine, Ltd. 2.240%, 06/07/18	4,972,000	4,979,350
Antalis S.A. 2.150%, 06/05/18	1,989,131	1,992,314
Canadian Imperial Bank of Commerce 2.208%, 1M LIBOR + 0.400%, 09/17/18 (d)	12,500,000	12,498,863
Industrial & Commercial Bank of China, Ltd. 1.960%, 04/20/18	8,971,090	8,990,316
ING Funding LLC 1.930%, 1M LIBOR + 0.190%, 08/10/18 (d)	8,000,000	7,997,152
Macquarie Bank, Ltd., London 2.020%, 05/16/18	7,960,049	7,979,752
Oversea-Chinese Banking Corp., Ltd. 2.150%, 06/08/18	9,945,056	9,959,580
Ridgefield Funding Co. LLC 2.018%, 1M LIBOR + 0.210%, 05/17/18 (d)	3,500,000	3,499,496
UBS AG 1.880%, 1M LIBOR + 0.210%, 05/02/18 (d)	12,000,000	11,998,272

		69,895,095

Master Demand Notes—0.3%
Natixis Financial Products LLC 1.930%, OBFR + 0.250%, 04/02/18 (d)	9,000,000	9,000,000

Repurchase Agreements—2.6%
Deutsche Bank AG, London Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $1,300,260; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.125%, maturity dates ranging from 04/14/22 - 08/07/23, and an aggregate market value of $1,326,009.	1,300,000	1,300,000
Repurchase Agreement dated 01/09/18 at 2.070%, due on 04/02/18 with a maturity value of $1,004,773; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $1,110,712.	1,000,000	1,000,000
Repurchase Agreement dated 03/15/18 at 2.070%, due on 04/02/18 with a maturity value of $5,005,175; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $5,553,560.	5,000,000	5,000,000
Repurchase Agreement dated 09/12/17 at 2.210%, due on 07/02/18 with a maturity value of $2,544,967; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $2,776,780.	2,500,000	2,500,000

Repurchase Agreements—(Continued)
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $4,289,665; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $4,374,636.	4,288,850	4,288,850
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.230%, due on 06/29/18 with a maturity value of $3,840,038; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 8.875%, maturity dates ranging from 01/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $4,003,338.	3,700,000	3,700,000
Repurchase Agreement dated 08/01/17 at 2.230%, due on 06/29/18 with a maturity value of $15,308,483; collateralized by various Common Stock with an aggregate market value of $16,500,002.	15,000,000	15,000,000
Morgan Stanley & Co. LLC Repurchase Agreement dated 03/20/18 at 2.330%, due on 06/20/18 with a maturity value of $5,029,772; collateralized by various Common Stock with an aggregate market value of $5,501,774.	5,000,000	5,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 1.850%, due on 04/02/18 with a maturity value of $1,006,321; collateralized by various Common Stock with an aggregate market value of $1,112,260.	1,000,000	1,000,000
Repurchase Agreement dated 03/16/18 at 1.850%, due on 04/02/18 with a maturity value of $10,809,435; collateralized by various Common Stock with an aggregate market value of $12,012,407.	10,800,000	10,800,000
Repurchase Agreement dated 03/16/18 at 1.880%, due on 04/05/18 with a maturity value of $9,009,400; collateralized by various Common Stock with an aggregate market value of $10,010,339.	9,000,000	9,000,000
Societe Generale Repurchase Agreement dated 03/08/18 at 1.820%, due on 04/02/18 with a maturity value of $2,002,528; collateralized by various Common Stock with an aggregate market value of $2,223,448.	2,000,000	2,000,000
Repurchase Agreement dated 03/16/18 at 1.820%, due on 04/02/18 with a maturity value of $8,006,876; collateralized by various Common Stock with an aggregate market value of $8,893,791.	8,000,000	8,000,000
Repurchase Agreement dated 03/21/18 at 1.820%, due on 04/02/18 with a maturity value of $12,007,280; collateralized by various Common Stock with an aggregate market value of $13,340,687.	12,000,000	12,000,000

		80,588,850

Total Securities Lending Reinvestments (Cost $393,992,088)		393,930,828

Total Investments—112.7% (Cost $2,483,093,507)		3,505,634,471
Other assets and liabilities (net)—(12.7)%		(394,271,692)

Net Assets—100.0%		$3,111,362,779

BHFTI-154

Brighthouse Funds Trust I

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $391,183,536 and the collateral received consisted of cash in the amount of $393,926,175. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London InterBank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$3,108,776,937	$—	$—	$3,108,776,937
Total Rights*	305,022	—	—	305,022
Total Short-Term Investment*	—	2,621,684	—	2,621,684
Total Securities Lending Reinvestments*	—	393,930,828	—	393,930,828
Total Investments	$3,109,081,959	$396,552,512	$—	$3,505,634,471

Collateral for Securities Loaned (Liability)	$—	$(393,926,175)	$—	$(393,926,175)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-155

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—96.9% of Net Assets

Security Description	Shares	Value

Australia—2.8%
AMP, Ltd.	11,376,493	$43,825,815
Orica, Ltd.	3,256,920	44,618,900

		88,444,715

Canada—0.2%
Cenovus Energy, Inc.	557,700	4,748,686

China—1.1%
Baidu, Inc. (ADR) (a)	151,575	33,830,024

France—13.5%
BNP Paribas S.A.	2,047,076	151,781,339
Bureau Veritas S.A.	1,355,000	35,236,917
Danone S.A.	436,913	35,387,545
Pernod-Ricard S.A.	128,850	21,464,401
Publicis Groupe S.A.	1,046,610	72,922,069
Safran S.A.	424,500	44,984,714
Sanofi	64,300	5,166,840
Valeo S.A.	991,800	65,587,102

		432,530,927

Germany—19.1%
Allianz SE	645,400	145,856,782
Bayer AG	688,400	77,839,513
Bayerische Motoren Werke AG	1,340,700	145,499,888
Continental AG	282,700	78,088,810
Daimler AG	1,962,500	166,763,833

		614,048,826

Indonesia—1.0%
Bank Mandiri Persero Tbk PT	56,725,100	31,727,090

Ireland—0.2%
Ryanair Holdings plc (ADR) (a)	49,100	6,031,935

Italy—3.8%
Intesa Sanpaolo S.p.A.	33,599,700	122,530,829

Japan—4.5%
Olympus Corp.	1,072,700	41,117,517
Toyota Motor Corp.	1,608,400	104,826,580

		145,944,097

Mexico—1.4%
Grupo Televisa S.A.B. (ADR)	2,878,508	45,940,988

Netherlands—4.2%
Akzo Nobel NV	123,461	11,671,654
ASML Holding NV	127,050	25,136,450
EXOR NV	1,109,805	79,291,973
Koninklijke Philips NV	516,272	19,840,345

		135,940,422

South Africa—0.9%
Naspers, Ltd. - N Shares	115,000	28,170,015

South Korea—0.1%
Samsung Electronics Co., Ltd.	1,375	3,204,241

Sweden—5.5%
Hennes & Mauritz AB - B Shares (b)	7,619,500	114,298,299
SKF AB - B Shares (b)	2,388,890	48,843,275
Volvo AB - B Shares	752,791	13,743,855

		176,885,429

Switzerland—14.1%
Cie Financiere Richemont S.A.	635,947	57,127,297
Credit Suisse Group AG (a)	7,253,554	121,710,630
Ferguson plc	127,500	9,590,476
Glencore plc (a)	22,383,220	111,374,512
Kuehne & Nagel International AG	173,355	27,296,533
LafargeHolcim, Ltd. (a)	1,606,805	88,005,191
Nestle S.A.	99,200	7,853,306
Swatch Group AG (The) - Bearer Shares	69,240	30,550,402

		453,508,347

Taiwan—0.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	847,000	7,198,670

United Kingdom—22.4%
Ashtead Group plc	1,305,130	35,588,883
CNH Industrial NV	8,047,100	99,558,261
Diageo plc	1,212,500	41,018,984
Experian plc	1,983,600	42,849,648
G4S plc	7,859,600	27,401,792
Liberty Global plc - Class A (a)	808,500	25,314,135
Liberty Global plc - Class C (a)	1,866,200	56,788,466
Lloyds Banking Group plc	161,144,000	146,431,509
Meggitt plc	3,318,918	20,132,081
Royal Bank of Scotland Group plc (a)	18,857,901	68,627,411
Schroders plc	1,433,484	64,283,823
Schroders plc (non-voting shares)	10,427	334,114
Smiths Group plc	1,290,207	27,437,010
WPP plc	4,138,300	65,774,154

		721,540,271

United States—1.9%
Willis Towers Watson plc	404,874	61,617,774

Total Common Stocks (Cost $2,782,470,473)		3,113,843,286

BHFTI-156

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Short-Term Investment—2.9%

Security Description	Principal Amount*	Value

Repurchase Agreement—2.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/18 at 0.600%, due on 04/02/18 with a maturity value of $94,344,635; collateralized by U.S. Treasury Notes with rates ranging from 1.750% - 1.875%, maturity dates ranging from 03/31/22 - 05/31/22, and an aggregate market value of $96,229,417.	94,338,346	$94,338,346

Total Short-Term Investments (Cost $94,338,346)		94,338,346

Securities Lending Reinvestments (c)—3.6%

Certificate of Deposit—0.1%
Royal Bank of Canada New York 1.836%, 04/05/18	4,004,765	3,999,932

Repurchase Agreements—2.7%
Deutsche Bank AG, London Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $7,401,439; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 03/07/22 - 05/24/27, and an aggregate market value of $7,548,040.	7,400,000	7,400,000
Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $4,100,797; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 05/02/25, and an aggregate market value of $4,182,010.	4,100,000	4,100,000
Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $4,000,800; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.125%, maturity dates ranging from 04/14/22 - 08/07/23, and an aggregate market value of $4,080,027.	4,000,000	4,000,000
Repurchase Agreement dated 01/09/18 at 2.070%, due on 04/02/18 with a maturity value of $7,535,794; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $8,330,340.	7,500,000	7,500,000
Repurchase Agreement dated 03/15/18 at 2.070%, due on 04/02/18 with a maturity value of $2,002,070; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $2,221,424.	2,000,000	2,000,000
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $2,608,321; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $2,659,987.	2,607,825	2,607,825

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 1.850%, due on 04/02/18 with a maturity value of $18,113,775; collateralized by various Common Stock with an aggregate market value of $20,020,679.	18,000,000	18,000,000
Repurchase Agreement dated 03/16/18 at 1.850%, due on 04/02/18 with a maturity value of $5,004,368; collateralized by various Common Stock with an aggregate market value of $5,561,300.	5,000,000	5,000,000
Pershing LLC Repurchase Agreement dated 03/29/18 at 1.780%, due on 04/02/18 with a maturity value of $10,001,978; collateralized by U.S. Government Agency and Treasury Obligations with rates ranging from 0.000% - 11.500%, maturity dates ranging from 03/31/18 - 02/20/68, and an aggregate market value of $10,200,000.	10,000,000	10,000,000
Societe Generale Repurchase Agreement dated 03/28/18 at 1.820%, due on 04/02/18 with a maturity value of $15,003,792; collateralized by various Common Stock with an aggregate market value of $16,675,859.	15,000,000	15,000,000
Repurchase Agreement dated 03/21/18 at 1.820%, due on 04/02/18 with a maturity value of $5,003,033; collateralized by various Common Stock with an aggregate market value of $5,558,620.	5,000,000	5,000,000
Repurchase Agreement dated 03/08/18 at 1.820%, due on 04/02/18 with a maturity value of $3,003,792; collateralized by various Common Stock with an aggregate market value of $3,335,172.	3,000,000	3,000,000
Repurchase Agreement dated 03/16/18 at 1.820%, due on 04/02/18 with a maturity value of $2,001,719; collateralized by various Common Stock with an aggregate market value of $2,223,448.	2,000,000	2,000,000

		85,607,825

Time Deposits—0.8%
ABN AMRO Bank NV 1.680%, 04/02/18	4,000,000	4,000,000
Australia New Zealand Bank 1.670%, 04/02/18	2,000,000	2,000,000
DNB Bank ASA 1.640%, 04/02/18	5,000,000	5,000,000
DZ Bank AG 1.670%, 04/02/18	5,000,000	5,000,000
Nordea Bank New York 1.640%, 04/02/18	5,000,000	5,000,000
Svenska Handelsbanken AB 1.640%, 04/02/18	5,000,000	5,000,000

		26,000,000

Total Securities Lending Reinvestments (Cost $115,607,852)		115,607,757

Total Investments—103.4% (Cost $2,992,416,671)		3,323,789,389
Other assets and liabilities (net)—(3.4)%		(109,072,860)

Net Assets—100.0%		$3,214,716,529

BHFTI-157

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $111,419,245 and the collateral received consisted of cash in the amount of $115,612,590. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.

Ten Largest Industries as of March 31, 2018 (Unaudited)	% of Net Assets
Banks	16.2
Automobiles	13.0
Media	9.2
Insurance	6.4
Capital Markets	5.8
Machinery	5.0
Auto Components	4.5
Diversified Financial Services	3.8
Specialty Retail	3.6
Metals & Mining	3.5

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation
CHF	64,314,000	SSBT	09/19/18	USD	68,465,399	$189,395

Glossary of Abbreviations

Counterparties

(SSBT)—	State Street Bank and Trust

Currencies

(CHF)—	Swiss Franc
(USD)—	United States Dollar

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-158

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$88,444,715	$—	$88,444,715
Canada	4,748,686	—	—	4,748,686
China	33,830,024	—	—	33,830,024
France	—	432,530,927	—	432,530,927
Germany	—	614,048,826	—	614,048,826
Indonesia	—	31,727,090	—	31,727,090
Ireland	6,031,935	—	—	6,031,935
Italy	—	122,530,829	—	122,530,829
Japan	—	145,944,097	—	145,944,097
Mexico	45,940,988	—	—	45,940,988
Netherlands	—	135,940,422	—	135,940,422
South Africa	—	28,170,015	—	28,170,015
South Korea	—	3,204,241	—	3,204,241
Sweden	—	176,885,429	—	176,885,429
Switzerland	—	453,508,347	—	453,508,347
Taiwan	—	7,198,670	—	7,198,670
United Kingdom	82,102,601	639,437,670	—	721,540,271
United States	61,617,774	—	—	61,617,774
Total Common Stocks	234,272,008	2,879,571,278	—	3,113,843,286
Total Short-Term Investment*	—	94,338,346	—	94,338,346
Total Securities Lending Reinvestments*	—	115,607,757	—	115,607,757
Total Investments	$234,272,008	$3,089,517,381	$—	$3,323,789,389

Collateral for Securities Loaned (Liability)	$—	$(115,612,590)	$—	$(115,612,590)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$189,395	$—	$189,395

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-159

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

U.S. Treasury & Government Agencies—4.3% of Net Assets

Security Description	Principal Amount*	Value

U.S. Treasury—4.3%
U.S. Treasury Floating Rate Notes 1.768%, 3M USTBMM + 0.190%, 01/31/20 (a)	11,050,000	$11,037,077
1.942%, 3M USTBMM + 0.174%, 07/31/18 (a)	28,160,000	28,178,462
1.958%, 3M USTBMM + 0.190%, 04/30/18 (a)	29,992,000	29,997,978

Total U.S. Treasury & Government Agencies (Cost $69,216,461)		69,213,517

Commodity-Linked Securities—2.2%
Canadian Imperial Bank of Commerce Commodity Linked EMTN, U.S. Federal Funds (Effective) Rate minus 0.020% (linked to Canadian Imperial Bank of Commerce Custom 5 Agriculture Commodity Index, multiplied by 2), 03/29/19 (a)	8,400,000	8,362,581
Cargill, Inc. Commodity Linked Note, one month LIBOR Rate minus 0.010% (linked to Monthly Rebalance Commodity Excess Return Index, multiplied by 2), 02/25/19 (a)	16,030,000	15,982,955
Royal Bank of Canada Commodity Linked Note, U.S. Federal Funds (Effective) Rate minus 0.040% (linked to Royal Bank of Canada Enhanced Agriculture Basket 04 Excess Return Index, multiplied by 2), 03/29/19 (144A) (a)	11,150,000	11,052,172

Total Commodity-Linked Securities (Cost $35,580,000)		35,397,708

Municipals—1.1%
New York State Housing Finance Agency, Revenue Bond 2.050%, 11/01/49 (a) (Cost $18,000,000)	18,000,000	18,000,000

Short-Term Investments—89.6%

Certificate of Deposit—4.5%
Bank of Montreal 2.000%, 04/20/18	35,000,000	34,999,998
Mizuho Bank, Ltd. 1.820%, 04/03/18	17,000,000	17,000,204
Wells Fargo Bank N.A. 1.926%, 1M LIBOR + 0.240%, 12/05/18 (a)	20,000,000	19,978,380

		71,978,582

Commercial Paper—58.5%
ABN AMRO Funding USA LLC 1.643%, 04/10/18 (144A) (b)	20,000,000	19,987,900
Albion Capital Corp. 1.909%, 04/20/18 (b)	3,000,000	2,996,588
1.988%, 04/25/18 (b)	30,000,000	29,957,160
American Honda Finance Corp. 1.586%, 04/11/18 (b)	40,000,000	39,974,289
Apple, Inc 1.845%, 05/23/18 (b)	25,000,000	24,927,736
BMW U.S. Capital LLC 1.750%, 04/16/18 (144A) (b)	20,000,000	19,981,480
Caisse des Depots et Consignations 1.874%, 04/16/18 (b)	20,000,000	19,982,360

Commercial Paper—(Continued)
Cancara Asset Securitisation LLC 1.960%, 05/17/18 (b)	20,000,000	19,944,739
CDP Financial, Inc. 1.779%, 04/13/18 (b)	23,000,000	22,982,942
Chevron Corp. 1.796%, 04/26/18 (b)	40,000,000	39,943,751
Coca-Cola Co. (The) 1.864%, 05/21/18 (144A) (b)	25,000,000	24,928,671
Collateralized Commercial Paper Co. LLC 1.906%, 1M LIBOR + 0.220%, 04/03/18 (a)	30,000,000	30,000,810
Danske Corp. 1.665%, 04/16/18 (b)	33,000,000	32,969,376
DZ Bank AG 1.163%, 04/03/18 (144A) (b)	35,000,000	34,991,590
Exxon Mobil Corp. 0.831%, 04/02/18 (b)	25,000,000	24,995,411
1.496%, 04/06/18 (b)	20,000,000	19,992,431
HSBC Bank plc 2.335%, 1M LIBOR + 0.460%, 03/27/19 (144A) (a)	15,000,000	15,000,000
Intel Corp. 1.784%, 04/20/18 (b)	40,000,000	39,955,487
Kells Funding LLC 1.807%, 05/14/18 (144A) (b)	25,000,000	24,936,303
Kimberly-Clark Corp. 1.538%, 04/06/18 (144A) (b)	21,500,000	21,491,567
Liberty Funding LLC 1.687%, 04/20/18 (144A) (b)	40,000,000	39,954,265
L’Oreal U.S.A., Inc. 1.331%, 04/04/18 (144A) (b)	20,500,000	20,494,106
1.517%, 04/05/18 (144A) (b)	10,000,000	9,996,636
Matchpoint Finance plc 2.311%, 06/13/18 (144A) (b)	25,000,000	24,879,983
Nieuw Amsterdam Receivables Corp. 1.176%, 04/03/18 (144A) (b)	30,000,000	29,992,904
Novartis Finance Corp. 1.692%, 04/12/18 (b)	25,000,000	24,982,840
Old Line Funding LLC 1.787%, 05/14/18 (144A) (b)	40,000,000	39,898,084
Oversea-Chinese Banking Corp., Ltd. 1.916%, 05/01/18 (b)	40,000,000	39,929,417
PepsiCo, Inc. 1.820%, 05/02/18 (144A) (b)	40,000,000	39,927,958
Societe Generale S.A. 2.092%, 05/31/18 (b)	20,000,000	19,930,385
Toronto-Dominion Bank (The) 1.506%, 04/09/18 (144A) (b)	30,000,000	29,984,948
Toyota Motor Credit Corp. 1.988%, 1M LIBOR + 0.180%, 06/15/18 (a)	30,000,000	30,003,090
UBS AG 1.960%, 1M LIBOR + 0.220%, 06/12/18 (144A) (a)	20,000,000	20,000,000
Wal-Mart Stores, Inc. 1.705%, 04/17/18 (144A) (b)	32,000,000	31,968,536
Westpac Banking Corp. 1.960%, 1M LIBOR + 0.220%, 12/10/18 (144A) (a)	30,000,000	29,962,200

		941,845,943

BHFTI-160

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Mutual Funds—17.0%
STIC (Global Series) plc - U.S. Dollar Liquidity Portfolio, Institutional Class 1.720% (c) (d)	174,563,666	$174,563,666
STIT-Government & Agency Portfolio, Institutional Class 1.550% (c)(d)	59,889,833	59,889,833
STIT-Treasury Portfolio Institutional Class 1.568% (c) (d)	39,926,556	39,926,556

		274,380,055

U.S. Treasury—9.6%
U.S. Treasury Bills 1.438%, 06/07/18 (b) (e)	77,390,000	77,154,226
1.567%, 07/05/18 (b)	38,950,000	38,776,053
1.573%, 07/12/18 (b)	38,000,000	37,814,422

		153,744,701

Total Short-Term Investments (Cost $1,442,205,207)		1,441,949,281

Total Investments—97.2% (Cost $1,565,001,668)		1,564,560,506
Other assets and liabilities (net)—2.8%		45,773,605

Net Assets—100.0%		$1,610,334,111

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	The rate shown represents current yield to maturity.
(c)	The rate shown represents the annualized seven-day yield as of March 31, 2018.
(d)	Affiliated Issuer.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2018, the market value of securities pledged was $52,489,598.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2018, the market value of 144A securities was $735,051,237, which is 45.6% of net assets.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	06/15/18	2,005	AUD	259,881,885	$3,253,907
Brent Crude Oil Futures	08/31/18	501	USD	33,812,490	2,500,055
Canada Government Bond 10 Year Futures	06/20/18	2,503	CAD	333,574,810	4,374,041
Euro Stoxx 50 Index Futures	06/15/18	2,550	EUR	83,665,500	(1,589,198)
Euro-Bund Futures	06/07/18	1,227	EUR	195,620,610	3,336,896
FTSE 100 Index Futures	06/15/18	1,115	GBP	77,977,525	(1,840,052)
Gasoline RBOB Futures	04/30/18	598	USD	50,749,390	1,845,434
Hang Seng Index Futures	04/27/18	480	HKD	721,200,000	(1,061,049)
New York Harbor ULSD Futures	05/31/18	229	USD	19,418,742	1,256,971
Russell 2000 Index Mini Futures	06/15/18	1,075	USD	82,302,000	(3,829,826)
S&P 500 Index E-Mini Futures	06/15/18	585	USD	77,307,750	(2,494,750)
Silver Futures	05/29/18	531	USD	43,191,540	(1,385,942)
TOPIX Index Futures	06/07/18	783	JPY	13,440,195,000	362,702
U.S. Treasury Long Bond Futures	06/20/18	715	USD	104,836,875	3,495,735
United Kingdom Long Gilt Bond Futures	06/27/18	957	GBP	117,538,740	3,206,206
WTI Light Sweet Crude Oil Futures	08/20/18	340	USD	21,583,200	1,506,798

Net Unrealized Appreciation					$12,937,928

BHFTI-161

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Swap Agreements

OTC Total Return Swaps

Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)(1)
0.330%	Monthly	10/23/18	BBP	Barclays Copper Excess Return Index	USD	31,365,076	$(950,663)	$—	$(950,663)
0.450%	Monthly	02/07/19	BBP	Barclays Commodity Strategy 1727 Excess Return Index (a)	USD	37,337,505	(147,822)	—	(147,822)
0.470%	Monthly	02/15/19	CIBC	CIBC Custom 6 Agriculture Commodity Index (b)	USD	39,085,085	(98,909)	—	(98,909)
0.300%	Monthly	04/10/18	CIBC	CIBC Dynamic Roll LME Copper Excess Return Index 2	USD	32,317,937	(937,847)	—	(937,847)
0.470%	Monthly	02/14/19	CG	Cargill 11 Commodity Index 3 (c)	USD	41,199,657	—	—	—
0.120%	Monthly	01/14/19	CG	Cargill Gold Index 1	USD	22,492,319	—	—	—
0.400%	Monthly	02/12/19	GSI	Goldman Sachs Alpha Basket 1057 Excess Return Strategy (d)	USD	37,852,048	(380,140)	—	(380,140)
0.000%	Monthly	04/30/18	GSI	Hang Seng Index	HKD	66,810,589	(89,268)	—	(89,268)
0.250%	Monthly	04/25/18	JPMC	JPMorgan Contag Gas Oil Class A Excess Return Index	USD	20,307,472	285,070	—	285,070
0.140%	Monthly	06/27/18	MLI	Merrill Lynch Gold Excess Return Index	USD	28,636,088	58,243	—	58,243
0.280%	Monthly	09/05/18	MLI	MLCX Aluminum Excess Return Index	USD	5,677,865	—	—	—
0.250%	Monthly	11/13/18	MLI	MLCX Natural Gas Excess Return Index	USD	13,682,374	—	—	—
0.300%	Monthly	12/19/18	MBL	Macquarie Dynamic Aluminum Excess Return Index	USD	14,489,957	(319,230)	—	(319,230)
0.380%	Monthly	10/16/18	MSC	S&P GSCI Aluminum Dynamic Roll Index	USD	22,439,740	(748,860)	—	(748,860)
0.090%	Monthly	10/16/18	JPMC	S&P GSCI Gold Official Close Index	USD	23,183,150	(102,600)	—	(102,600)

Totals							$(3,432,026)	$—	$(3,432,026)

(1)	There is no upfront payment premium paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

(a)	The following table represents the individual components and related notional value and weighting (as a percentage of the notional value of the swap) of the futures contracts underlying the total return swap with Barclays Bank plc, as of March 31, 2018:

Futures Contracts—Long	Notional Value	Component Weighting
Cotton No. 2	$7,691,526	20.6%
Sugar No. 11	7,504,838	20.1%
Soybean Meal	7,392,826	19.8%
Soybean	7,243,476	19.4%
Corn No. 2 Yellow	1,829,538	4.9%
Coffee “C”	1,792,200	4.8%
Wheat	1,754,863	4.7%
Soybean Oil	1,717,525	4.6%
Lean Hogs	186,688	0.5%
Live Cattle	149,350	0.4%
Cocoa	74,675	0.2%

	$37,337,505	100.0%

(b)	The following table represents the individual components and related notional value and weighting (as a percentage of the notional value of the swap) of the futures contracts underlying the total return swap with Canadian Imperial Bank of Commerce, as of March 31, 2018:

Futures Contracts—Long	Notional Value	Component Weighting
Cotton No. 2	$8,051,529	20.6%
Sugar No. 11	7,856,102	20.1%
Soybean Meal	7,738,847	19.8%
Soybean	7,582,506	19.4%
Corn No. 2 Yellow	1,915,169	4.9%
Coffee “C”	1,876,084	4.8%
Wheat	1,836,999	4.7%
Soybean Oil	1,797,914	4.6%
Lean Hogs	195,425	0.5%
Live Cattle	156,340	0.4%
Cocoa	78,170	0.2%

	$39,085,085	100.0%

BHFTI-162

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Swap Agreements—(Continued)

(c)	The following table represents the individual components and related notional value and weighting (as a percentage of the notional value of the swap) of the futures contracts underlying the total return swap with Cargill, Inc., as of March 31, 2018:

Futures Contracts—Long	Notional Value	Component Weighting
Cotton No. 2	$8,487,130	20.6%
Sugar No. 11	8,281,131	20.1%
Soybean Meal	8,157,532	19.8%
Soybean	7,992,733	19.4%
Corn No. 2 Yellow	2,018,783	4.9%
Coffee “C”	1,977,584	4.8%
Wheat	1,936,384	4.7%
Soybean Oil	1,895,184	4.6%
Lean Hogs	205,998	0.5%
Live Cattle	164,799	0.4%
Cocoa	82,399	0.2%

	$41,199,657	100.0%

(d)	The following table represents the individual components and related notional value and weighting (as a percentage of the notional value of the swap) of the futures contracts underlying the total return swap with Goldman Sachs International, as of March 31, 2018:

Futures Contracts—Long	Notional Value	Component Weighting
Cotton No. 2	$7,797,523	20.6%
Sugar No. 11	7,608,262	20.1%
Soybean Meal	7,494,706	19.8%
Soybean	7,343,297	19.4%
Corn No. 2 Yellow	1,854,750	4.9%
Coffee “C”	1,816,898	4.8%
Wheat	1,779,046	4.7%
Soybean Oil	1,741,194	4.6%
Lean Hogs	189,260	0.5%
Live Cattle	151,408	0.4%
Cocoa	75,704	0.2%

	$37,852,048	100.0%

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(CG)—	Cargill, Inc.
(CIBC)—	Canadian Imperial Bank of Commerce
(GSI)—	Goldman Sachs Internatioanl
(JPMC)—	JPMorgan Chase Bank N.A.
(MBL)—	Macquarie Bank, Ltd.
(MLI)—	Merrill Lynch International
(MSC)—	Morgan Stanley Capital Services, LLC

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Abbreviations

(LIBOR)—	London InterBank Offered Rate
(USTBMM)—	U.S. Treasury Bill Money Market Yield

Other Abbreviations

(EMTN)—	Euro Medium-Term Note

BHFTI-163

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$69,213,517	$—	$69,213,517
Total Commodity-Linked Securities	—	35,397,708	—	35,397,708
Total Municipals	—	18,000,000	—	18,000,000
Short-Term Investments
Certificate of Deposit	—	146,943,872	—	146,943,872
Commercial Paper	—	866,880,653	—	866,880,653
Mutual Funds	274,380,055	—	—	274,380,055
U.S. Treasury	—	153,744,701	—	153,744,701
Total Short-Term Investments	274,380,055	1,167,569,226	—	1,441,949,281
Total Investments	$274,380,055	$1,290,180,451	$—	$1,564,560,506
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$25,138,745	$—	$—	$25,138,745
Futures Contracts (Unrealized Depreciation)	(12,200,817)	—	—	(12,200,817)
Total Futures Contracts	$12,937,928	$—	$—	$12,937,928
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$343,313	$—	$343,313
OTC Swap Contracts at Value (Liabilities)	—	(3,775,339)	—	(3,775,339)
Total OTC Swap Contracts	$—	$(3,432,026)	$—	$(3,432,026)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

BHFTI-164

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—94.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.6%
Arconic, Inc. (a)	537,194	$12,376,950
Textron, Inc. (a)	563,108	33,206,478

		45,583,428

Automobiles—1.8%
General Motors Co.	1,381,090	50,188,811

Banks—20.8%
Bank of America Corp.	4,553,826	136,569,242
Citigroup, Inc.	2,189,907	147,818,722
Citizens Financial Group, Inc.	864,856	36,306,655
Fifth Third Bancorp (a)	1,580,349	50,176,081
JPMorgan Chase & Co.	955,445	105,070,287
KeyCorp	602,634	11,781,495
PNC Financial Services Group, Inc. (The)	311,343	47,087,515
Wells Fargo & Co.	820,386	42,996,430

		577,806,427

Biotechnology—3.0%
Biogen, Inc. (b)	88,767	24,306,180
Gilead Sciences, Inc.	277,702	20,935,954
Shire plc	748,041	37,289,268

		82,531,402

Building Products—1.5%
Johnson Controls International plc (a)	1,177,224	41,485,374

Capital Markets—6.1%
Bank of New York Mellon Corp. (The)	768,241	39,587,459
Goldman Sachs Group, Inc. (The)	128,245	32,299,786
Morgan Stanley (a)	1,100,470	59,381,361
State Street Corp.	368,873	36,787,704

		168,056,310

Chemicals—0.8%
CF Industries Holdings, Inc. (a)	606,805	22,894,753

Communications Equipment—3.1%
Cisco Systems, Inc. (a)	1,971,150	84,542,623

Consumer Finance—0.9%
Ally Financial, Inc. (a)	885,829	24,050,257

Containers & Packaging—0.9%
International Paper Co.	448,300	23,952,669

Electrical Equipment—2.2%
Eaton Corp. plc	572,157	45,721,066
Emerson Electric Co.	241,558	16,498,411

		62,219,477

Energy Equipment & Services—1.0%
Halliburton Co.	582,050	27,321,427

Food & Staples Retailing—1.5%
CVS Health Corp. (a)	296,177	18,425,171
Walmart, Inc. (a)	244,465	21,750,051

		40,175,222

Food Products—2.1%
Archer-Daniels-Midland Co.	501,805	21,763,283
Danone S.A.	437,672	35,449,019

		57,212,302

Health Care Equipment & Supplies—0.7%
Medtronic plc	252,970	20,293,253

Health Care Providers & Services—3.4%
Anthem, Inc. (a)	193,391	42,488,003
Cardinal Health, Inc. (a)	445,662	27,934,094
McKesson Corp.	169,943	23,939,870

		94,361,967

Hotels, Restaurants & Leisure—1.6%
Carnival Corp.	688,681	45,163,700

Household Products—0.8%
Reckitt Benckiser Group plc	261,628	22,170,076

Industrial Conglomerates—0.5%
General Electric Co.	1,043,732	14,069,507

Insurance—3.1%
Aflac, Inc.	363,732	15,916,912
Allstate Corp. (The)	302,123	28,641,261
American International Group, Inc.	758,464	41,275,611

		85,833,784

Internet Software & Services—1.1%
eBay, Inc. (b)	752,975	30,299,714

IT Services—1.3%
Cognizant Technology Solutions Corp. - Class A	264,995	21,332,097
PayPal Holdings, Inc. (b)	201,896	15,317,850

		36,649,947

Machinery—1.4%
Caterpillar, Inc.	149,123	21,977,748
Ingersoll-Rand plc	181,569	15,525,965

		37,503,713

Media—1.7%
CBS Corp. - Class B	248,719	12,781,669
Charter Communications, Inc. - Class A (b)	36,839	11,465,034
Comcast Corp. - Class A	457,965	15,648,664
Twenty-First Century Fox, Inc. - Class B	214,391	7,797,401

		47,692,768

BHFTI-165

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Metals & Mining—0.2%
Alcoa Corp. (b)	141,242	$6,350,240

Oil, Gas & Consumable Fuels—16.5%
Anadarko Petroleum Corp.	244,830	14,790,180
BP plc (ADR)	1,346,463	54,585,610
Canadian Natural Resources, Ltd.	919,993	28,920,493
Chevron Corp.	460,928	52,564,229
Devon Energy Corp. (a)	1,245,296	39,587,960
Hess Corp. (a)	699,610	35,414,258
Marathon Oil Corp.	2,969,715	47,901,503
Noble Energy, Inc. (a)	595,178	18,033,893
Occidental Petroleum Corp.	363,567	23,617,312
QEP Resources, Inc. (a) (b)	1,367,796	13,390,723
Royal Dutch Shell plc - Class A (ADR)	1,024,639	65,382,215
Suncor Energy, Inc.	1,814,007	62,655,802

		456,844,178

Pharmaceuticals—7.5%
Allergan plc (a)	199,013	33,491,898
Merck & Co., Inc.	503,657	27,434,197
Mylan NV (b)	808,096	33,269,312
Novartis AG	299,808	24,255,082
Pfizer, Inc.	1,515,123	53,771,715
Sanofi (ADR)	926,399	37,130,072

		209,352,276

Semiconductors & Semiconductor Equipment—3.2%
Intel Corp. (a)	1,011,510	52,679,441
QUALCOMM, Inc.	669,919	37,120,212

		89,799,653

Software—1.7%
Microsoft Corp.	506,865	46,261,569

Specialty Retail—0.9%
Advance Auto Parts, Inc. (a)	218,903	25,950,951

Technology Hardware, Storage & Peripherals—0.7%
NetApp, Inc. (a)	310,152	19,133,277

Wireless Telecommunication Services—0.8%
Vodafone Group plc	8,188,176	22,420,818

Total Common Stocks (Cost $2,081,265,509)		2,618,171,873

Mutual Fund—0.5%

Investment Company Security—0.5%
Altaba, Inc. (b) (Cost $6,233,313)	184,597	13,667,562

Short-Term Investment—5.1%
Security Description	Principal Amount*	Value

Repurchase Agreement—5.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/18 at 0.600%, due on 04/02/18 with a maturity value of $140,718,359; collateralized by U.S. Treasury Notes with rates ranging from 1.625% - 1.875%, maturity dates ranging from 07/31/22 - 08/31/22, and an aggregate market value of $143,527,226.	140,708,978	$140,708,978

Total Short-Term Investments (Cost $140,708,978)		140,708,978

Securities Lending Reinvestments (c)—7.1%

Certificates of Deposit—2.2%
BNP Paribas New York 1.886%, 1M LIBOR + 0.200%, 05/04/18 (d)	2,000,000	2,000,048
China Construction Bank 1.950%, 04/20/18	4,500,000	4,499,532
Cooperative Rabobank UA 1.860%, 3M LIBOR + 0.140%, 10/16/18 (d)	2,000,000	2,000,000
Credit Agricole S.A. 2.032%, 1M LIBOR + 0.330%, 10/09/18 (d)	4,000,000	3,999,436
Credit Suisse AG New York 1.976%, 1M LIBOR + 0.190%, 04/16/18 (d)	2,500,000	2,499,895
2.230%, FEDEFF PRV + 0.550%, 09/07/18 (d)	3,500,000	3,500,000
Mitsubishi UFJ Trust and Banking Corp. 1.886%, 1M LIBOR + 0.200%, 06/07/18 (d)	1,000,000	999,782
2.077%, 1M LIBOR + 0.200%, 05/30/18 (d)	4,000,000	3,999,336
Mizuho Bank, Ltd., New York 1.891%, 1M LIBOR + 0.200%, 04/06/18 (d)	1,000,000	999,985
2.077%, 1M LIBOR + 0.200%, 05/29/18 (d)	1,500,000	1,499,874
Natixis New York 1.896%, 1M LIBOR + 0.210%, 08/06/18 (d)	2,000,000	1,999,828
Norinchukin Bank New York 1.670%, 1M LIBOR + 0.300%, 09/04/18 (d)	4,500,000	4,497,273
Royal Bank of Canada New York 2.222%, 1M LIBOR + 0.400%, 09/17/18 (d)	4,000,000	3,999,096
2.301%, 1M LIBOR + 0.440%, 09/17/18 (d)	5,000,000	4,999,295
Standard Chartered plc 2.154%, 1M LIBOR + 0.300%, 08/22/18 (d)	2,500,000	2,499,760
2.250%, 08/21/18	2,500,000	2,498,950
Sumitomo Mitsui Banking Corp., London 2.071%, 1M LIBOR + 0.230%, 05/21/18 (d)	4,000,000	4,000,000
Sumitomo Mitsui Banking Corp., New York 2.010%, 1M LIBOR + 0.270%, 09/10/18 (d)	3,500,000	3,498,954
2.062%, 1M LIBOR + 0.190%, 04/26/18 (d)	1,000,000	999,992
Wells Fargo Bank N.A. 1.835%, 3M LIBOR + 0.130%, 07/11/18 (d)	4,250,000	4,249,936
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.450%, 02/15/19 (d)	3,000,000	2,999,733

		62,240,705

Commercial Paper—1.2%
Canadian Imperial Bank of Commerce 2.208%, 1M LIBOR + 0.400%, 09/17/18 (d)	5,000,000	4,999,545

BHFTI-166

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Danske Corp. 2.080%, 06/04/18	5,469,493	$5,479,193
Industrial & Commercial Bank of China, Ltd. 1.960%, 04/20/18	4,485,545	4,495,158
Macquarie Bank, Ltd., London 2.020%, 05/16/18	2,985,018	2,992,407
Oversea-Chinese Banking Corp., Ltd. 2.150%, 06/08/18	4,972,528	4,979,790
Sheffield Receivables Co. 2.080%, 05/21/18	3,482,002	3,489,752
Toyota Motor Credit Corp. 1.967%, 1M LIBOR + 0.190%, 05/11/18 (d)	4,000,000	3,999,876
UBS AG 1.880%, 1M LIBOR + 0.210%, 05/02/18 (d)	3,000,000	2,999,568

		33,435,289

Repurchase Agreements—2.4%
Citigroup Global Markets, Inc. Repurchase Agreement dated 01/25/17 at 2.230%, due on 06/29/18 with a maturity value of $2,270,864; collateralized by various Common Stock with an aggregate market value of $2,420,000.	2,200,000	2,200,000
Deutsche Bank AG, London Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $10,001,944; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 03/07/22 - 05/24/27, and an aggregate market value of $10,200,054.	10,000,000	10,000,000
Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $1,800,350; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 05/02/25, and an aggregate market value of $1,836,004.	1,800,000	1,800,000
Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $1,700,340; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.125%, maturity dates ranging from 04/14/22 - 08/07/23, and an aggregate market value of $1,734,011.	1,700,000	1,700,000
Repurchase Agreement dated 01/09/18 at 2.070%, due on 04/02/18 with a maturity value of $703,341; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $777,498.	700,000	700,000
Repurchase Agreement dated 03/15/18 at 2.070%, due on 04/02/18 with a maturity value of $15,015,525; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $16,660,681.	15,000,000	15,000,000
Repurchase Agreement dated 09/12/17 at 2.210%, due on 07/02/18 with a maturity value of $508,993; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $555,356.	500,000	500,000

Repurchase Agreements—(Continued)
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $10,265,261; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $10,468,598.	10,263,311	10,263,311
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.230%, due on 06/29/18 with a maturity value of $2,594,620; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 8.875%, maturity dates ranging from 01/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $2,704,958.	2,500,000	2,500,000
Repurchase Agreement dated 08/01/17 at 2.230%, due on 06/29/18 with a maturity value of $6,123,393; collateralized by various Common Stock with an aggregate market value of $6,600,001.	6,000,000	6,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 1.850%, due on 04/02/18 with a maturity value of $1,006,321; collateralized by various Common Stock with an aggregate market value of $1,112,260.	1,000,000	1,000,000
Repurchase Agreement dated 03/16/18 at 1.880%, due on 04/05/18 with a maturity value of $4,004,178; collateralized by various Common Stock with an aggregate market value of $4,449,040.	4,000,000	4,000,000
Societe Generale Repurchase Agreement dated 03/08/18 at 1.820%, due on 04/02/18 with a maturity value of $4,005,056; collateralized by various Common Stock with an aggregate market value of $4,446,896.	4,000,000	4,000,000
Repurchase Agreement dated 03/16/18 at 1.820%, due on 04/02/18 with a maturity value of $6,005,157; collateralized by various Common Stock with an aggregate market value of $6,670,344.	6,000,000	6,000,000

		65,663,311

Time Deposits—1.3%
ABN AMRO Bank NV 1.680%, 04/02/18	5,000,000	5,000,000
Australia New Zealand Bank 1.670%, 04/02/18	5,000,000	5,000,000
DNB Bank ASA 1.640%, 04/02/18	7,000,000	7,000,000
DZ Bank AG 1.670%, 04/02/18	5,000,000	5,000,000
Nordea Bank New York 1.640%, 04/02/18	8,000,000	8,000,000

BHFTI-167

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—(Continued)
Svenska Handelsbanken AB 1.640%, 04/02/18	7,000,000	$7,000,000

		37,000,000

Total Securities Lending Reinvestments (Cost $198,351,558)		198,339,305

Total Investments—107.1% (Cost $2,426,559,358)		2,970,887,718
Other assets and liabilities (net)—(7.1)%		(197,061,528)

Net Assets—100.0%		$2,773,826,190

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $197,766,775 and the collateral received consisted of cash in the amount of $198,307,897. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	19,059,913	BBP	04/20/18	USD	14,577,636	$(221,667)
CAD	19,059,913	JPMC	04/20/18	USD	14,576,034	(223,269)
CAD	19,059,913	RBC	04/20/18	USD	14,576,368	(222,935)
CHF	3,897,504	BBP	04/20/18	USD	4,105,925	23,750
CHF	3,897,504	GSI	04/20/18	USD	4,105,704	23,530
CHF	3,897,504	JPMC	04/20/18	USD	4,106,180	24,006
EUR	14,037,757	CIBC	04/20/18	USD	17,309,608	17,291
EUR	14,037,757	GSI	04/20/18	USD	17,314,591	22,274
EUR	14,037,757	JPMC	04/20/18	USD	17,318,802	26,486
EUR	14,037,757	RBC	04/20/18	USD	17,316,697	24,380
GBP	15,583,069	BBP	04/20/18	USD	21,952,149	74,294
GBP	15,583,069	GSI	04/20/18	USD	21,944,155	66,299
GBP	15,583,069	RBC	04/20/18	USD	21,927,014	49,158

Net Unrealized Depreciation						$(316,403)

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(CIBC)—	Canadian Imperial Bank of Commerce
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(RBC)—	Royal Bank of Canada

Currencies

(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London InterBank Offered Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-168

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$45,583,428	$—	$—	$45,583,428
Automobiles	50,188,811	—	—	50,188,811
Banks	577,806,427	—	—	577,806,427
Biotechnology	45,242,134	37,289,268	—	82,531,402
Building Products	41,485,374	—	—	41,485,374
Capital Markets	168,056,310	—	—	168,056,310
Chemicals	22,894,753	—	—	22,894,753
Communications Equipment	84,542,623	—	—	84,542,623
Consumer Finance	24,050,257	—	—	24,050,257
Containers & Packaging	23,952,669	—	—	23,952,669
Electrical Equipment	62,219,477	—	—	62,219,477
Energy Equipment & Services	27,321,427	—	—	27,321,427
Food & Staples Retailing	40,175,222	—	—	40,175,222
Food Products	21,763,283	35,449,019	—	57,212,302
Health Care Equipment & Supplies	20,293,253	—	—	20,293,253
Health Care Providers & Services	94,361,967	—	—	94,361,967
Hotels, Restaurants & Leisure	45,163,700	—	—	45,163,700
Household Products	—	22,170,076	—	22,170,076
Industrial Conglomerates	14,069,507	—	—	14,069,507
Insurance	85,833,784	—	—	85,833,784
Internet Software & Services	30,299,714	—	—	30,299,714
IT Services	36,649,947	—	—	36,649,947
Machinery	37,503,713	—	—	37,503,713
Media	47,692,768	—	—	47,692,768
Metals & Mining	6,350,240	—	—	6,350,240
Oil, Gas & Consumable Fuels	456,844,178	—	—	456,844,178
Pharmaceuticals	185,097,194	24,255,082	—	209,352,276
Semiconductors & Semiconductor Equipment	89,799,653	—	—	89,799,653
Software	46,261,569	—	—	46,261,569
Specialty Retail	25,950,951	—	—	25,950,951
Technology Hardware, Storage & Peripherals	19,133,277	—	—	19,133,277
Wireless Telecommunication Services	—	22,420,818	—	22,420,818
Total Common Stocks	2,476,587,610	141,584,263	—	2,618,171,873
Total Mutual Fund*	13,667,562	—	—	13,667,562
Total Short-Term Investment*	—	140,708,978	—	140,708,978
Total Securities Lending Reinvestments*	—	198,339,305	—	198,339,305
Total Investments	$2,490,255,172	$480,632,546	$—	$2,970,887,718

Collateral for Securities Loaned (Liability)	$—	$(198,307,897)	$—	$(198,307,897)

BHFTI-169

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$351,468	$—	$351,468
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(667,871)	—	(667,871)
Total Forward Contracts	$—	$(316,403)	$—	$(316,403)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-170

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—98.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.8%
BWX Technologies, Inc.	185,348	$11,775,159
TransDigm Group, Inc. (a)	32,663	10,025,581

		21,800,740

Auto Components—1.4%
Cooper-Standard Holdings, Inc. (a) (b)	64,109	7,873,226
Visteon Corp. (b)	73,739	8,128,988

		16,002,214

Banks—3.8%
BankUnited, Inc.	195,823	7,829,003
Cathay General Bancorp (a)	251,316	10,047,614
Cullen/Frost Bankers, Inc.	104,265	11,059,389
MB Financial, Inc.	204,542	8,279,860
Sterling Bancorp (a)	336,269	7,582,866

		44,798,732

Beverages—0.5%
Boston Beer Co., Inc. (The) - Class A (a) (b)	32,397	6,124,653

Biotechnology—6.1%
Adamas Pharmaceuticals, Inc. (a) (b)	323,672	7,735,761
Agios Pharmaceuticals, Inc. (b)	154,067	12,599,599
Amicus Therapeutics, Inc. (b)	599,480	9,016,179
Exelixis, Inc. (b)	368,882	8,170,736
Halozyme Therapeutics, Inc. (b)	698,110	13,675,975
Neurocrine Biosciences, Inc. (a) (b)	169,528	14,058,957
Repligen Corp. (b)	194,838	7,049,239

		72,306,446

Building Products—1.6%
A.O. Smith Corp.	184,065	11,704,693
Masonite International Corp. (b)	121,967	7,482,676

		19,187,369

Capital Markets—2.2%
Evercore, Inc. - Class A (a)	132,834	11,583,125
MarketAxess Holdings, Inc. (a)	50,668	11,017,250
WisdomTree Investments, Inc. (a)	427,148	3,916,947

		26,517,322

Chemicals—1.7%
Ingevity Corp. (b)	139,975	10,314,758
PolyOne Corp.	229,859	9,773,604

		20,088,362

Commercial Services & Supplies—2.0%
Brink’s Co. (The)	153,022	10,918,120
Deluxe Corp.	128,640	9,520,646
MSA Safety, Inc.	27,947	2,326,308
Pitney Bowes, Inc. (a)	105,728	1,151,378

		23,916,452

Construction Materials—1.0%
Martin Marietta Materials, Inc.	55,987	11,606,105

Containers & Packaging—1.0%
Berry Global Group, Inc. (b)	208,558	11,431,064

Distributors—1.0%
Pool Corp.	83,519	12,212,148

Diversified Telecommunication Services—0.7%
Cogent Communications Holdings, Inc.	196,166	8,513,604

Electronic Equipment, Instruments & Components—5.3%
Cognex Corp. (a)	242,690	12,617,453
II-VI, Inc. (a) (b)	207,007	8,466,586
Littelfuse, Inc.	57,495	11,969,309
National Instruments Corp. (a)	204,925	10,363,057
Trimble, Inc. (b)	251,628	9,028,413
Zebra Technologies Corp. - Class A (b)	75,758	10,544,756

		62,989,574

Energy Equipment & Services—0.6%
Patterson-UTI Energy, Inc. (a)	371,191	6,499,554

Equity Real Estate Investment Trusts—1.0%
CubeSmart	236,988	6,683,061
Highwoods Properties, Inc.	124,563	5,458,351

		12,141,412

Food Products—0.6%
Lancaster Colony Corp.	60,628	7,465,732

Health Care Equipment & Supplies—6.3%
Align Technology, Inc. (b)	33,894	8,511,800
Cantel Medical Corp.	101,632	11,322,821
DexCom, Inc. (a) (b)	104,802	7,772,116
Halyard Health, Inc. (a) (b)	213,189	9,823,749
Hill-Rom Holdings, Inc.	109,062	9,488,394
ICU Medical, Inc. (b)	44,260	11,171,224
Integra LifeSciences Holdings Corp. (b)	171,858	9,510,622
Nevro Corp. (b)	87,811	7,610,580

		75,211,306

Health Care Providers & Services—3.7%
Chemed Corp.	41,516	11,328,056
Encompass Health Corp. (a)	174,322	9,965,988
HealthEquity, Inc. (a) (b)	242,085	14,655,826
Select Medical Holdings Corp. (b)	487,644	8,411,859

		44,361,729

Health Care Technology—0.6%
Medidata Solutions, Inc. (a) (b)	113,882	7,152,928

Hotels, Restaurants & Leisure—4.8%
Dunkin’ Brands Group, Inc. (a)	153,153	9,141,703
Jack in the Box, Inc. (a)	74,406	6,349,064

BHFTI-171

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Penn National Gaming, Inc. (b)	454,919	$11,946,173
Six Flags Entertainment Corp. (a)	147,778	9,200,658
Texas Roadhouse, Inc. (a)	185,985	10,746,213
Wendy’s Co. (The)	553,212	9,708,871

		57,092,682

Household Durables—0.1%
Lennar Corp. - Class A	22,787	1,343,066

Insurance—3.0%
American Equity Investment Life Holding Co.	299,538	8,794,436
American Financial Group, Inc.	91,930	10,316,385
Hanover Insurance Group, Inc. (The)	90,150	10,627,783
RLI Corp. (a)	101,587	6,439,600

		36,178,204

Internet Software & Services—2.7%
2U, Inc. (a) (b)	140,705	11,823,441
LogMeIn, Inc. (a)	75,662	8,742,744
Q2 Holdings, Inc. (a) (b)	250,818	11,424,760

		31,990,945

IT Services—3.2%
Booz Allen Hamilton Holding Corp.	260,735	10,095,659
EPAM Systems, Inc. (b)	94,644	10,838,631
Euronet Worldwide, Inc. (a) (b)	121,329	9,575,285
ExlService Holdings, Inc. (b)	143,231	7,987,993

		38,497,568

Leisure Products—0.7%
Brunswick Corp.	146,766	8,716,433

Life Sciences Tools & Services—1.9%
Bio-Techne Corp.	77,274	11,671,465
PerkinElmer, Inc.	150,594	11,402,978

		23,074,443

Machinery—5.3%
ITT, Inc.	200,612	9,825,976
John Bean Technologies Corp. (a)	103,333	11,717,962
Kennametal, Inc. (a)	202,291	8,124,007
Lincoln Electric Holdings, Inc. (a)	93,190	8,382,440
Timken Co. (The)	177,075	8,074,620
WABCO Holdings, Inc. (b)	63,210	8,461,923
Wabtec Corp. (a)	101,480	8,260,472

		62,847,400

Media—0.3%
IMAX Corp. (b)	211,272	4,056,422

Oil, Gas & Consumable Fuels—2.8%
Centennial Resource Development, Inc. - Class A (b)	497,473	9,128,630
Energen Corp. (b)	169,713	10,668,159
Laredo Petroleum, Inc. (a) (b)	512,055	4,459,999

Oil, Gas & Consumable Fuels—(Continued)
Parsley Energy, Inc. - Class A (b)	302,324	8,764,373

		33,021,161

Pharmaceuticals—4.2%
Aerie Pharmaceuticals, Inc. (b)	155,101	8,414,229
Catalent, Inc. (a) (b)	212,672	8,732,312
GW Pharmaceuticals plc (ADR) (a) (b)	66,801	7,526,469
Intersect ENT, Inc. (b)	260,072	10,220,830
Nektar Therapeutics (b)	139,255	14,797,236

		49,691,076

Professional Services—1.4%
CoStar Group, Inc. (a) (b)	46,849	16,991,195

Road & Rail—3.4%
Knight-Swift Transportation Holdings, Inc. (a)	317,740	14,619,217
Landstar System, Inc. (a)	87,878	9,635,823
Old Dominion Freight Line, Inc.	111,349	16,364,963

		40,620,003

Semiconductors & Semiconductor Equipment—5.2%
Integrated Device Technology, Inc. (a) (b)	308,541	9,429,013
MKS Instruments, Inc.	112,702	13,033,986
Monolithic Power Systems, Inc.	80,058	9,268,315
Power Integrations, Inc.	104,930	7,171,966
Semtech Corp. (b)	246,520	9,626,606
Silicon Laboratories, Inc. (b)	143,318	12,884,288

		61,414,174

Software—11.5%
Aspen Technology, Inc. (a) (b)	195,160	15,396,173
Blackline, Inc. (b)	153,873	6,033,360
CommVault Systems, Inc. (b)	178,605	10,216,206
Fair Isaac Corp. (b)	90,701	15,362,028
Guidewire Software, Inc. (a) (b)	156,836	12,677,054
Pegasystems, Inc. (a)	186,111	11,287,632
Proofpoint, Inc. (b)	96,289	10,943,245
Qualys, Inc. (a) (b)	147,131	10,703,780
RealPage, Inc. (a) (b)	245,855	12,661,533
Take-Two Interactive Software, Inc. (b)	187,019	18,286,718
Ultimate Software Group, Inc. (The) (a) (b)	52,250	12,733,325

		136,301,054

Specialty Retail—1.6%
Five Below, Inc. (a) (b)	157,159	11,526,041
Urban Outfitters, Inc. (a) (b)	201,160	7,434,874

		18,960,915

Textiles, Apparel & Luxury Goods—2.1%
Carter’s, Inc. (a)	78,618	8,184,134
G-III Apparel Group, Ltd. (a) (b)	195,402	7,362,747
Steven Madden, Ltd. (a)	215,019	9,439,334

		24,986,215

BHFTI-172

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Trading Companies & Distributors—1.4%
Univar, Inc. (b)	291,845	$8,098,699
Watsco, Inc.	49,051	8,876,759

		16,975,458

Total Common Stocks (Cost $772,051,899)		1,173,085,860

Short-Term Investment—1.7%

Repurchase Agreement—1.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/18 at 0.600%, due on 04/02/18 with a maturity value of $20,824,871; collateralized by a U.S. Treasury Note at 2.125%, maturing 03/31/24, with a market value of $21,244,708.	20,823,483	20,823,483

Total Short-Term Investments (Cost $20,823,483)		20,823,483

Securities Lending Reinvestments (c)—5.1%

Certificates of Deposit—2.9%
Banco Del Estado De Chile New York 1.985%, 1M LIBOR + 0.220%, 05/14/18 (d)	1,500,000	1,499,895
Bank of Nova Scotia 2.482%, 3M LIBOR + 0.280%, 03/20/19 (d)	1,500,000	1,499,346
Barclays Capital, plc 1.956%, 1M LIBOR + 0.270%, 08/03/18 (d)	1,500,000	1,499,889
Chiba Bank, Ltd., New York 1.740%, 04/11/18	1,000,000	999,923
China Construction Bank 1.950%, 04/20/18	2,000,000	1,999,792
Citigroup Global Markets, Ltd. 2.070%, 1M LIBOR + 0.330%, 09/12/18 (d)	1,500,000	1,499,738
Cooperative Rabobank UA 1.860%, 3M LIBOR + 0.140%, 10/16/18 (d)	1,500,000	1,500,000
Credit Suisse AG New York 1.930%, 1M LIBOR + 0.190%, 05/11/18 (d)	500,000	499,944
1.976%, 1M LIBOR + 0.190%, 04/16/18 (d)	2,000,000	1,999,916
Mitsubishi UFJ Trust and Banking Corp. 1.976%, 1M LIBOR + 0.190%, 04/16/18 (d)	1,000,000	999,939
Mizuho Bank, Ltd., New York 2.008%, 1M LIBOR + 0.200%, 04/18/18 (d)	2,000,000	1,999,972
2.077%, 1M LIBOR + 0.200%, 05/29/18 (d)	500,000	499,958
Natixis New York 2.220%, 06/11/18	500,000	500,083
Norinchukin Bank New York 1.670%, 1M LIBOR + 0.300%, 09/04/18 (d)	500,000	499,697
2.061%, 1M LIBOR + 0.200%, 07/23/18 (d)	1,500,000	1,499,283
Oversea-Chinese Banking Corp., Ltd. 2.150%, 06/06/18	1,500,000	1,500,148
Royal Bank of Canada New York 1.990%, 1M LIBOR + 0.250%, 01/11/19 (d)	1,000,000	998,090
2.301%, 1M LIBOR + 0.440%, 09/17/18 (d)	1,000,000	999,859

Certificates of Deposit—(Continued)
Societe Generale 1.950%, 1M LIBOR + 0.210%, 07/10/18 (d)	1,500,000	$1,499,875
Standard Chartered plc 2.250%, 08/21/18	1,500,000	1,499,370
State Street Bank and Trust Co. 1.831%, 1M LIBOR + 0.120%, 05/08/18 (d)	1,000,000	999,946
Sumitomo Mitsui Banking Corp., London 2.038%, 1M LIBOR + 0.230%, 05/17/18 (d)	500,000	499,625
Sumitomo Mitsui Banking Corp., New York 2.000%, 05/21/18	500,000	500,003
2.010%, 1M LIBOR + 0.270%, 09/10/18 (d)	2,500,000	2,499,252
2.062%, 1M LIBOR + 0.190%, 04/26/18 (d)	1,500,000	1,499,988
Wells Fargo Bank N.A. 1.893%, 3M LIBOR + 0.140%, 10/26/18 (d)	1,000,000	1,000,385
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.450%, 02/15/19 (d)	1,500,000	1,499,866

		33,993,782

Commercial Paper—1.0%
Canadian Imperial Bank of Commerce 2.208%, 1M LIBOR + 0.400%, 09/17/18 (d)	500,000	499,954
Industrial & Commercial Bank of China, Ltd. 1.960%, 04/20/18	1,993,576	1,997,848
ING Funding LLC 1.930%, 1M LIBOR + 0.190%, 08/10/18 (d)	1,500,000	1,499,466
LMA S.A. & LMA Americas 2.150%, 06/04/18	2,485,965	2,490,100
Macquarie Bank, Ltd., London 2.020%, 05/16/18	995,006	997,469
Ridgefield Funding Co. LLC 2.018%, 1M LIBOR + 0.210%, 05/17/18 (d)	2,000,000	1,999,712
Toyota Motor Credit Corp. 1.967%, 1M LIBOR + 0.190%, 05/11/18 (d)	2,000,000	1,999,938
UBS AG 1.880%, 1M LIBOR + 0.210%, 05/02/18 (d)	1,000,000	999,856

		12,484,343

Repurchase Agreements—1.0%
Citigroup Global Markets, Inc. Repurchase Agreement dated 01/25/17 at 2.230%, due on 06/29/18 with a maturity value of $206,442; collateralized by various Common Stock with an aggregate market value of $220,000.	200,000	200,000
Deutsche Bank AG, London
Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $200,039; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 03/07/22 - 05/24/27, and an aggregate market value of $204,001.	200,000	200,000
Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $100,019; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 05/02/25, and an aggregate market value of $102,000.	100,000	100,000

BHFTI-173

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank AG, London
Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $100,020; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.125%, maturity dates ranging from 04/14/22 - 08/07/23, and an aggregate market value of $102,001.	100,000	$100,000
Repurchase Agreement dated 01/09/18 at 2.070%, due on 04/02/18 with a maturity value of $200,955; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $222,142.	200,000	200,000
Repurchase Agreement dated 09/12/17 at 2.210%, due on 07/02/18 with a maturity value of $1,017,987; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $1,110,712.	1,000,000	1,000,000
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $1,339,937; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $1,366,479.	1,339,683	1,339,683
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.230%, due on 06/29/18 with a maturity value of $4,462,747; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 8.875%, maturity dates ranging from 01/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $4,652,528.	4,300,000	4,300,000
Repurchase Agreement dated 08/01/17 at 2.230%, due on 06/29/18 with a maturity value of $1,020,566; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/16/18 at 1.880%, due on 04/05/18 with a maturity value of $1,001,044; collateralized by various Common Stock with an aggregate market value of $1,112,260.	1,000,000	1,000,000
Societe Generale Repurchase Agreement dated 03/08/18 at 1.820%, due on 04/02/18 with a maturity value of $1,001,264; collateralized by various Common Stock with an aggregate market value of $1,111,724.	1,000,000	1,000,000
Repurchase Agreement dated 03/16/18 at 1.820%, due on 04/02/18 with a maturity value of $1,000,859; collateralized by various Common Stock with an aggregate market value of $1,111,724.	1,000,000	1,000,000

		11,439,683

Time Deposits—0.2%
ABN AMRO Bank NV 1.680%, 04/02/18	1,000,000	1,000,000
Svenska Handelsbanken AB 1.640%, 04/02/18	1,000,000	1,000,000

		2,000,000

Total Securities Lending Reinvestments (Cost $59,925,848)		59,917,808

Total Investments—105.3% (Cost $852,801,230)		1,253,827,151
Other assets and liabilities (net)—(5.3)%		(62,738,733)

Net Assets—100.0%		$1,191,088,418

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $59,388,686 and the collateral received consisted of cash in the amount of $59,914,230. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ADR)—	American Depositary Receipt
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London InterBank Offered Rate

BHFTI-174

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,173,085,860	$—	$—	$1,173,085,860
Total Short-Term Investment*	—	20,823,483	—	20,823,483
Total Securities Lending Reinvestments*	—	59,917,808	—	59,917,808
Total Investments	$1,173,085,860	$80,741,291	$—	$1,253,827,151

Collateral for Securities Loaned (Liability)	$—	$(59,914,230)	$—	$(59,914,230)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-175

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

U.S. Treasury & Government Agencies—56.6% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—29.3%
Fannie Mae 10 Yr. Pool
4.500%, 07/01/21	314,269	$316,623
Fannie Mae 20 Yr. Pool
4.000%, 02/01/31	1,452,580	1,501,759
6.000%, 07/01/28	295,214	328,043
Fannie Mae 30 Yr. Pool
3.500%, 07/01/42	1,231,713	1,243,515
3.500%, 08/01/42	751,261	753,340
4.000%, 06/01/47	1,974,282	2,042,296
4.500%, 02/01/40	491,613	520,511
5.000%, 09/01/35	1,020,554	1,097,976
6.000%, 12/01/39	353,649	396,843
Fannie Mae ARM Pool
2.060%, 1M LIBOR + 0.480%, 09/01/24 (a)	3,724,083	3,718,177
Fannie Mae Benchmark REMIC (CMO)
5.500%, 06/25/37	1,001,848	1,090,879
Fannie Mae Grantor Trust
2.898%, 06/25/27	3,938,448	3,812,547
Fannie Mae Interest Strip (CMO)
4.500%, 11/25/20 (b)	99,574	2,730
Fannie Mae Pool
2.330%, 11/01/22	17,810,000	17,359,069
2.360%, 05/01/23	8,848,735	8,622,839
2.420%, 05/01/23	5,513,747	5,388,069
2.450%, 11/01/22	3,000,000	2,939,511
2.450%, 09/01/28	5,079,007	4,773,540
2.480%, 10/01/28	9,036,855	8,463,820
2.520%, 05/01/23	25,000,000	24,581,883
2.530%, 05/01/23	3,993,430	3,922,134
2.540%, 05/01/23	5,000,000	4,910,949
2.600%, 09/01/28	1,010,000	957,766
2.640%, 04/01/23	1,849,205	1,825,735
2.640%, 05/01/23	2,211,560	2,183,030
2.690%, 10/01/23	2,000,000	1,972,248
2.700%, 05/01/23	5,000,000	4,945,370
2.720%, 03/01/23	3,023,268	2,996,230
2.730%, 07/01/28	3,000,000	2,860,614
2.740%, 06/01/23	2,811,987	2,787,962
2.810%, 09/01/31	1,559,971	1,487,626
2.890%, 05/01/27	1,940,061	1,874,292
2.920%, 12/01/24	1,000,000	996,055
2.970%, 06/01/30	2,750,000	2,678,618
2.980%, 09/01/36	1,568,164	1,528,154
3.000%, 01/01/43	4,238,728	4,166,813
3.050%, 04/01/22	3,253,067	3,267,527
3.110%, 12/01/24	1,500,000	1,511,045
3.180%, 06/01/30	3,396,983	3,328,718
3.200%, 11/01/20	9,981,621	10,086,317
3.235%, 10/01/26	1,412,543	1,425,930
3.240%, 12/01/26	1,500,000	1,508,217
3.260%, 12/01/26	979,456	988,518
3.290%, 08/01/26	2,000,000	2,022,903
3.320%, 03/01/29	2,520,274	2,528,428
3.340%, 02/01/27	1,500,000	1,527,617
3.380%, 12/01/23	1,991,972	2,029,201
3.430%, 10/01/23	11,527,176	11,758,913

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae Pool
3.440%, 11/01/21	3,806,518	3,878,866
3.450%, 01/01/24	982,465	1,004,041
3.490%, 09/01/23	3,856,288	3,940,665
3.500%, 08/01/26	320,136	322,668
3.500%, 02/01/33	4,628,950	4,666,804
3.500%, 05/01/33	4,663,032	4,700,956
3.500%, 12/01/42	5,493,969	5,535,404
3.500%, 03/01/43	6,743,603	6,794,542
3.500%, 05/01/43	22,176,381	22,343,728
3.500%, 06/01/43	5,454,956	5,496,143
3.500%, 07/01/43	3,222,003	3,246,330
3.500%, 08/01/43	7,379,383	7,435,032
3.550%, 02/01/30	1,500,000	1,534,094
3.560%, 03/01/24	7,076,138	7,274,295
3.563%, 01/01/21	9,929,489	10,139,412
3.630%, 10/01/29	1,428,848	1,470,983
3.670%, 07/01/23	2,500,000	2,586,279
3.730%, 07/01/22	5,588,404	5,737,628
3.760%, 10/01/23	1,429,674	1,480,104
3.760%, 11/01/23	1,094,827	1,134,260
3.770%, 12/01/20	2,197,416	2,252,487
3.817%, 05/01/22	7,685,459	7,897,070
3.843%, 06/01/18	310,071	309,621
3.970%, 07/01/21	4,527,892	4,671,922
4.000%, 10/01/32	1,559,102	1,615,840
4.000%, 12/01/40	408,687	422,506
4.000%, 07/01/42	2,646,239	2,732,873
4.260%, 12/01/19	2,611,579	2,676,456
4.330%, 04/01/20	3,672,605	3,783,760
Fannie Mae REMICS (CMO)
Zero Coupon, 09/25/43 (c)	1,984,390	1,553,083
Zero Coupon, 10/25/43 (c)	1,001,282	779,006
Zero Coupon, 12/25/43 (c)	2,199,532	1,745,551
1.661%, 03/25/27 (a)	253,606	253,443
2.372%, 1M LIBOR + 0.500%, 05/25/35 (a)	1,762,837	1,763,579
2.372%, 1M LIBOR + 0.500%, 10/25/42 (a)	965,197	974,635
2.472%, 1M LIBOR + 0.600%, 10/25/43 (a)	2,353,542	2,386,654
2.472%, 1M LIBOR + 0.600%, 12/25/43 (a)	2,623,462	2,647,243
2.772%, 1M LIBOR + 0.900%, 03/25/38 (a)	333,145	340,230
2.872%, 1M LIBOR + 1.000%, 08/25/32 (a)	774,702	798,083
3.500%, 02/25/43	5,809,329	5,840,537
4.659%, 1M LIBOR + 6.530%, 01/25/41 (a) (b)	4,762,009	782,521
5.000%, 03/25/40	6,550,213	6,965,308
5.500%, 12/25/35	1,222,060	1,340,478
6.000%, 01/25/36	1,024,810	989,123
6.500%, 07/18/28	169,432	185,623
Fannie Mae-ACES (CMO)
2.207%, 01/25/22	10,000,000	9,792,825
2.280%, 12/27/22	9,391,000	9,153,296
2.486%, 12/25/26 (a)	4,800,000	4,553,547
2.488%, 05/25/26	1,600,000	1,516,258
2.614%, 10/25/21 (a)	1,851,316	1,841,852
2.723%, 10/25/24	2,000,000	1,962,376
3.061%, 05/25/27 (a)	3,090,000	3,042,129
3.079%, 06/25/27 (a)	3,216,000	3,178,894

BHFTI-176

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae-ACES (CMO)
3.103%, 07/25/24 (a)	1,394,000	$1,398,926
3.194%, 02/25/30	1,504,000	1,470,177
3.303%, 04/25/29	2,736,000	2,707,040
3.346%, 03/25/24 (a)	2,500,000	2,547,811
3.466%, 01/25/24 (a)	2,500,000	2,560,638
Freddie Mac 20 Yr. Gold Pool
3.500%, 03/01/32	1,278,048	1,306,168
Freddie Mac 30 Yr. Gold Pool
4.000%, 08/01/42	4,020,639	4,159,088
4.000%, 05/01/43	832,052	862,491
4.000%, 06/01/43	572,208	591,384
4.000%, 08/01/43	6,070,195	6,294,041
5.000%, 08/01/39	942,537	1,020,782
Freddie Mac ARM Non-Gold Pool
3.604%, 12M LIBOR + 1.844%, 07/01/40 (a)	1,677,669	1,754,091
Freddie Mac Gold Pool
3.500%, 12/01/32	4,206,510	4,279,756
3.500%, 01/01/33	6,123,353	6,229,511
3.500%, 02/01/33	9,032,620	9,188,879
3.500%, 03/01/33	6,077,822	6,183,653
3.500%, 04/01/33	7,966,747	8,101,564
3.500%, 05/01/33	3,507,746	3,568,842
3.500%, 06/01/43	3,437,332	3,464,265
4.000%, 09/01/32	1,335,161	1,401,806
4.000%, 11/01/32	3,312,927	3,488,296
4.000%, 12/01/32	1,556,770	1,639,319
4.000%, 01/01/33	871,822	918,052
4.000%, 02/01/33	604,920	631,874
4.000%, 01/01/46	2,871,840	2,974,536
5.000%, 02/01/34	393,314	410,953
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO)
2.522%, 01/25/23	2,085,000	2,051,872
2.615%, 01/25/23	7,275,000	7,173,861
2.838%, 09/25/22	1,849,000	1,840,410
3.117%, 06/25/27	2,487,000	2,460,904
3.243%, 04/25/27	1,996,000	1,998,014
3.303%, 11/25/27 (a)	1,755,000	1,763,028
3.326%, 05/25/27	1,072,000	1,074,097
3.389%, 03/25/24	5,714,000	5,838,763
3.490%, 01/25/24	4,000,000	4,107,435
Freddie Mac REMICS (CMO)
2.227%, 1M LIBOR + 0.450%, 08/15/42 (a)	5,086,134	5,158,390
2.457%, 1M LIBOR + 0.680%, 11/15/37 (a)	883,969	895,945
2.477%, 1M LIBOR + 0.700%, 03/15/24 (a)	452,072	454,378
3.000%, 02/15/26	1,796,456	1,814,705
3.127%, 1M LIBOR + 1.350%, 03/15/38 (a)	600,000	641,788
3.500%, 08/15/39	2,600,835	2,650,267
3.500%, 06/15/48	5,603,660	5,685,062
4.593%, 1M LIBOR + 6.370%, 10/15/37 (a) (b)	4,043,796	545,260
4.623%, 1M LIBOR + 6.400%, 11/15/36 (a) (b)	2,334,706	183,694
5.000%, 08/15/35	1,650,000	1,776,962
5.750%, 06/15/35	6,292,776	6,938,665
6.000%, 07/15/35	4,821,197	5,168,470
6.000%, 03/15/36	3,076,126	3,481,818

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac REMICS (CMO)
6.500%, 05/15/28	379,384	413,756
6.500%, 03/15/37	787,722	869,236
Freddie Mac Strips (CMO)
Zero Coupon, 09/15/43 (c)	1,063,890	856,720
3.000%, 01/15/43	5,597,337	5,559,637
3.000%, 01/15/44	7,935,080	7,787,515
FREMF Mortgage Trust (CMO)
3.576%, 11/25/49 (144A) (a)	1,700,000	1,662,834
3.675%, 11/25/49 (144A) (a)	2,000,000	1,938,018
3.684%, 01/25/48 (144A) (a)	2,430,000	2,375,993
3.835%, 07/25/49 (144A) (a)	1,635,000	1,649,940
4.072%, 11/25/47 (144A) (a)	2,060,000	2,007,606
Ginnie Mae II ARM Pool
2.625%, 1Y CMT + 1.500%, 04/20/41 (a)	507,831	522,563
Ginnie Mae II Pool
4.360%, 06/20/63 (a)	8,252,306	8,487,768
4.446%, 05/20/63 (a)	12,495,376	12,850,855
4.463%, 05/20/63 (a)	9,128,669	9,369,116
4.475%, 04/20/63 (a)	4,087,653	4,211,725
Government National Mortgage Association (CMO)
1.650%, 02/20/63	13,052,999	12,849,333
1.650%, 04/20/63	7,663,208	7,493,769
1.875%, 1M LIBOR + 0.300%, 08/20/60 (a)	35,123	35,137
1.875%, 1M LIBOR + 0.300%, 11/20/62 (a)	109,652	109,708
1.915%, 1M LIBOR + 0.340%, 12/20/62 (a)	2,027,605	2,022,982
1.975%, 1M LIBOR + 0.400%, 02/20/62 (a)	2,405,427	2,406,692
1.985%, 1M LIBOR + 0.410%, 03/20/63 (a)	683,751	683,574
1.995%, 1M LIBOR + 0.420%, 02/20/63 (a)	1,526,113	1,526,642
2.025%, 1M LIBOR + 0.450%, 02/20/63 (a)	6,622,082	6,627,707
2.045%, 1M LIBOR + 0.470%, 03/20/63 (a)	3,318,442	3,323,027
2.045%, 1M LIBOR + 0.470%, 07/20/64 (a)	3,818,496	3,824,201
2.045%, 1M LIBOR + 0.470%, 09/20/64 (a)	1,599,720	1,603,416
2.055%, 1M LIBOR + 0.480%, 04/20/63 (a)	7,950,948	7,964,775
2.075%, 1M LIBOR + 0.500%, 01/20/63 (a)	1,352,486	1,354,230
2.075%, 1M LIBOR + 0.500%, 04/20/63 (a)	5,728,205	5,747,554
2.075%, 1M LIBOR + 0.500%, 06/20/64 (a)	4,909,514	4,928,751
2.075%, 1M LIBOR + 0.500%, 07/20/64 (a)	2,216,148	2,224,650
2.125%, 1M LIBOR + 0.550%, 04/20/62 (a)	464,380	465,308
2.175%, 1M LIBOR + 0.600%, 04/20/64 (a)	12,223,833	12,309,248
2.175%, 1M LIBOR + 0.600%, 05/20/64 (a)	8,620,636	8,689,987
2.225%, 1M LIBOR + 0.650%, 07/20/63 (a)	5,186,396	5,214,677
2.225%, 1M LIBOR + 0.650%, 01/20/64 (a)	1,315,385	1,324,574
2.225%, 1M LIBOR + 0.650%, 02/20/64 (a)	4,626,684	4,659,040
2.225%, 1M LIBOR + 0.650%, 03/20/64 (a)	1,558,446	1,568,245
2.265%, 1M LIBOR + 0.690%, 02/20/64 (a)	1,872,073	1,893,663
2.275%, 1M LIBOR + 0.700%, 09/20/63 (a)	3,910,973	3,941,088
2.322%, 1M LIBOR + 0.500%, 09/20/37 (a)	249,178	250,362
2.325%, 1M LIBOR + 0.750%, 09/20/63 (a)	3,853,811	3,889,588
2.575%, 1M LIBOR + 1.000%, 12/20/66 (a)	1,590,134	1,626,455
4.492%, 04/20/43 (a)	1,993,178	2,045,533
4.500%, 01/16/25	1,068,733	1,135,340
4.737%, 11/20/42 (a)	7,930,263	8,368,706
5.000%, 12/20/33	1,431,303	1,537,033
5.000%, 09/20/38	2,400,239	2,432,152
5.000%, 06/16/39	511,386	536,743

BHFTI-177

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association (CMO)
5.000%, 07/20/39	2,801,375	$3,021,566
5.000%, 10/20/39	2,993,110	3,286,778
5.197%, 06/20/40 (a)	3,486,421	3,745,649
5.500%, 02/20/33	32,779	33,126
5.500%, 07/16/33 (b)	1,034,464	202,368

		704,826,333

Federal Agencies—2.1%
Residual Funding Corp. Principal Strip
Zero Coupon, 07/15/20	43,119,000	40,755,499
Tennessee Valley Authority
1.750%, 10/15/18	850,000	848,584
5.250%, 09/15/39 (d)	300,000	393,828
5.880%, 04/01/36	1,300,000	1,776,120
6.235%, 07/15/45	4,250,000	4,624,246
Tennessee Valley Authority Generic Strip
Zero Coupon, 03/15/32	1,000,000	619,971
Tennessee Valley Authority Principal Strip
Zero Coupon, 11/01/25	1,000,000	791,230
Zero Coupon, 06/15/35	750,000	416,167

		50,225,645

U.S. Treasury—25.2%
U.S. Treasury Bonds 2.500%, 02/15/45	7,850,000	7,167,725
2.750%, 08/15/42	3,300,000	3,188,367
2.750%, 11/15/42	1,250,000	1,206,543
2.875%, 05/15/43	25,065,000	24,706,649
3.125%, 11/15/41	3,480,000	3,595,275
3.125%, 02/15/43	7,700,000	7,937,316
3.500%, 02/15/39	1,450,000	1,593,131
3.625%, 08/15/43	6,400,000	7,164,750
3.750%, 11/15/43	22,100,000	25,243,207
3.875%, 08/15/40	4,230,000	4,899,860
4.250%, 05/15/39	200,000	243,367
4.250%, 11/15/40	2,000,000	2,441,719
4.375%, 02/15/38 (d)	18,100,000	22,270,777
4.375%, 11/15/39	25,650,000	31,760,912
4.375%, 05/15/40	4,200,000	5,206,523
4.375%, 05/15/41	1,200,000	1,493,484
4.500%, 05/15/38	1,000,000	1,251,523
4.500%, 08/15/39	6,000,000	7,546,406
5.250%, 02/15/29	3,500,000	4,314,707
5.500%, 08/15/28	15,000,000	18,709,570
6.000%, 02/15/26	12,525,000	15,456,144
6.125%, 08/15/29 (d)	5,000,000	6,635,352
U.S. Treasury Coupon Strips Zero Coupon, 02/15/21 (d)	12,050,000	11,255,835
Zero Coupon, 05/15/21	16,285,000	15,096,049
Zero Coupon, 08/15/21	3,095,000	2,850,098
Zero Coupon, 11/15/21 (d)	14,940,000	13,660,562
Zero Coupon, 02/15/22	3,975,000	3,605,995
Zero Coupon, 05/15/22 (d)	14,560,000	13,114,700
Zero Coupon, 08/15/22 (d)	6,000,000	5,366,889

U.S. Treasury—(Continued)
U.S. Treasury Coupon Strips Zero Coupon, 11/15/22	6,250,000	5,551,452
Zero Coupon, 02/15/23	18,035,000	15,881,643
Zero Coupon, 05/15/23 (d)	52,445,000	45,838,131
Zero Coupon, 08/15/23 (d)	7,720,000	6,696,992
Zero Coupon, 11/15/23 (d)	2,300,000	1,980,229
Zero Coupon, 02/15/24	4,900,000	4,190,736
Zero Coupon, 08/15/24	2,500,000	2,105,953
Zero Coupon, 11/15/24	1,500,000	1,254,494
Zero Coupon, 02/15/25	2,000,000	1,657,695
Zero Coupon, 05/15/25 (d)	5,500,000	4,526,692
Zero Coupon, 08/15/25	648,000	528,503
Zero Coupon, 11/15/26	366,129	287,700
Zero Coupon, 08/15/27 (d)	400,000	307,150
Zero Coupon, 11/15/27	570,000	434,263
Zero Coupon, 05/15/28	3,030,000	2,272,355
Zero Coupon, 08/15/28	1,750,000	1,302,214
Zero Coupon, 05/15/29 (d)	1,000,000	728,100
Zero Coupon, 08/15/29	800,000	578,139
Zero Coupon, 11/15/29	1,000,000	716,813
Zero Coupon, 02/15/30	8,300,000	5,905,109
Zero Coupon, 05/15/30	700,000	493,599
Zero Coupon, 08/15/30	3,925,000	2,748,927
Zero Coupon, 11/15/30	4,400,000	3,057,266
Zero Coupon, 02/15/31	2,800,000	1,931,544
Zero Coupon, 05/15/31	10,500,000	7,197,402
Zero Coupon, 08/15/31	7,800,000	5,302,076
Zero Coupon, 11/15/31	3,000,000	2,022,340
Zero Coupon, 02/15/32 (d)	12,900,000	8,623,294
Zero Coupon, 05/15/32	12,800,000	8,492,411
Zero Coupon, 08/15/32	6,900,000	4,538,531
Zero Coupon, 08/15/33	400,000	255,352
Zero Coupon, 11/15/33 (d)	13,000,000	8,238,377
Zero Coupon, 02/15/34	4,400,000	2,762,290
Zero Coupon, 05/15/34	19,000,000	11,846,848
Zero Coupon, 08/15/34	5,000,000	3,093,343
Zero Coupon, 05/15/35	4,000,000	2,420,224
U.S. Treasury Inflation Indexed Bonds 1.750%, 01/15/28 (e)	591,475	650,278
2.375%, 01/15/25 (e)	20	22
U.S. Treasury Inflation Indexed Notes 0.125%, 01/15/22 (e)	1,642,410	1,624,942
U.S. Treasury Notes 1.375%, 06/30/23	2,500,000	2,351,855
1.750%, 01/31/23	7,100,000	6,839,852
1.750%, 05/15/23	2,500,000	2,400,586
2.000%, 11/30/20	3,000,000	2,971,289
2.000%, 06/30/24	1,500,000	1,443,457
2.000%, 02/15/25	8,000,000	7,654,687
2.000%, 08/15/25	11,000,000	10,482,656
2.125%, 01/31/21	2,000,000	1,985,469
2.125%, 08/15/21	21,000,000	20,771,953
2.125%, 03/31/24	5,000,000	4,856,250
2.125%, 05/15/25	16,000,000	15,408,125
2.250%, 11/15/25	16,000,000	15,486,875
2.250%, 02/15/27	2,000,000	1,922,266

BHFTI-178

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes 2.500%, 08/15/23	2,300,000	$2,289,219
2.625%, 11/15/20	6,500,000	6,540,625
2.750%, 02/15/24	2,300,000	2,314,734
3.125%, 05/15/21	27,000,000	27,561,094
3.625%, 02/15/21	25,000,000	25,855,469

		606,163,325

Total U.S. Treasury & Government Agencies (Cost $1,380,907,680)		1,361,215,303

Corporate Bonds & Notes—28.4%

Aerospace/Defense—0.3%
Airbus Finance B.V. 2.700%, 04/17/23 (144A)	249,000	243,476
Airbus SE 3.150%, 04/10/27 (144A)	409,000	399,137
3.950%, 04/10/47 (144A)	150,000	150,747
BAE Systems Holdings, Inc. 4.750%, 10/07/44 (144A)	338,000	363,497
BAE Systems plc 4.750%, 10/11/21 (144A)	1,000,000	1,048,279
Carlyle Global Market Strategies CLO, Ltd. 1.000%, 07/15/19 (f) (g)	133,626	132,624
Harris Corp. 3.832%, 04/27/25	600,000	603,523
4.854%, 04/27/35	500,000	533,704
Lockheed Martin Corp. 3.100%, 01/15/23	193,000	191,837
4.090%, 09/15/52	287,000	278,327
4.500%, 05/15/36	450,000	477,420
Northrop Grumman Corp. 1.750%, 06/01/18 (d)	418,000	417,592
3.200%, 02/01/27	179,000	172,160
3.850%, 04/15/45	182,000	169,888
Northrop Grumman Systems Corp. 7.750%, 02/15/31	350,000	476,134
Rockwell Collins, Inc.
3.200%, 03/15/24	251,000	243,970
4.350%, 04/15/47	133,000	131,089
United Technologies Corp.
7.500%, 09/15/29	1,568,000	2,047,220

		8,080,624

Agriculture—0.1%
BAT Capital Corp.
4.390%, 08/15/37 (144A)	68,000	67,565
Bunge, Ltd. Finance Corp.
3.750%, 09/25/27	706,000	682,309
Cargill, Inc.
3.250%, 03/01/23 (144A)	165,000	165,294
Reynolds American, Inc.
7.000%, 08/04/41	570,000	734,866

		1,650,034

Airlines—0.5%
Air Canada Pass-Through Trust
3.300%, 01/15/30 (144A)	512,000	497,583
3.550%, 01/15/30 (144A)	726,000	715,870
4.125%, 05/15/25 (144A)	961,357	969,624
American Airlines Pass-Through Trust
3.000%, 10/15/28	1,761,964	1,663,188
3.650%, 06/15/28	148,836	145,944
3.650%, 02/15/29	426,684	422,951
3.700%, 10/01/26	207,675	205,079
4.950%, 01/15/23	900,972	937,011
British Airways Pass-Through Trust
3.800%, 09/20/31 (144A)	661,000	667,504
4.125%, 09/20/31 (144A)	882,000	887,927
Spirit Airlines Pass-Through Trust
3.375%, 02/15/30	306,000	297,516
United Airlines Pass-Through Trust
3.450%, 07/07/28 (d)	451,759	441,332
3.500%, 03/01/30	1,298,000	1,282,018
3.650%, 01/07/26	246,000	240,982
3.700%, 03/01/30	665,000	658,783
4.300%, 08/15/25	690,056	711,165

		10,744,477

Auto Manufacturers—0.8%
American Honda Finance Corp.
2.300%, 09/09/26	236,000	217,826
2.900%, 02/16/24	450,000	440,486
BMW U.S. Capital LLC
2.250%, 09/15/23 (144A)	540,000	511,105
Daimler Finance North America LLC
2.000%, 08/03/18 (144A)	300,000	299,534
2.300%, 01/06/20 (144A)	1,600,000	1,580,283
2.375%, 08/01/18 (144A)	378,000	377,788
2.875%, 03/10/21 (144A)	500,000	494,855
Ford Motor Co.
7.450%, 07/16/31	1,800,000	2,180,900
Ford Motor Credit Co. LLC
2.021%, 05/03/19	678,000	670,755
3.336%, 03/18/21	950,000	944,370
3.339%, 03/28/22	1,753,000	1,724,872
3.810%, 01/09/24	655,000	642,162
3.815%, 11/02/27 (d)	500,000	470,439
4.134%, 08/04/25	200,000	196,776
General Motors Co.
5.150%, 04/01/38	400,000	398,716
6.600%, 04/01/36	1,104,000	1,265,250
General Motors Financial Co., Inc.
3.450%, 04/10/22	332,000	329,271
3.500%, 11/07/24	695,000	670,975
3.700%, 05/09/23	683,000	678,023
3.950%, 04/13/24	1,200,000	1,189,811
4.000%, 01/15/25	705,000	695,043
4.000%, 10/06/26	910,000	883,125
4.300%, 07/13/25	1,360,000	1,361,897
4.350%, 01/17/27	437,000	434,081

BHFTI-179

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Auto Manufacturers—(Continued)
Hyundai Capital America
2.400%, 10/30/18 (144A)	239,000	$238,311
Nissan Motor Acceptance Corp.
1.900%, 09/14/21 (144A)	98,000	93,648
2.650%, 09/26/18 (144A)	300,000	300,103

		19,290,405

Banks—7.0%
ABN AMRO Bank NV
2.500%, 10/30/18 (144A)	1,160,000	1,159,408
4.750%, 07/28/25 (144A)	500,000	512,195
ANZ New Zealand International, Ltd.
2.600%, 09/23/19 (144A)	1,800,000	1,790,840
2.850%, 08/06/20 (144A)	250,000	248,303
Australia & New Zealand Banking Group, Ltd.
4.400%, 05/19/26 (144A)	200,000	200,854
Bank of America Corp.
2.250%, 04/21/20	312,000	307,460
2.503%, 10/21/22	120,000	115,271
2.600%, 01/15/19	177,000	177,174
2.625%, 10/19/20	485,000	481,651
2.650%, 04/01/19	660,000	659,658
2.881%, 3M LIBOR + 1.021%, 04/24/23 (a)	210,000	205,628
3.004%, 3M LIBOR + 0.790%, 12/20/23 (144A) (a)	2,141,000	2,100,016
3.124%, 3M LIBOR + 1.160%, 01/20/23 (a)	2,043,000	2,022,565
3.300%, 01/11/23	3,075,000	3,066,013
3.366%, 3M LIBOR + 0.810%, 01/23/26 (a)	600,000	583,678
3.705%, 3M LIBOR + 1.512%, 04/24/28 (a)	2,500,000	2,458,275
3.970%, 03/05/29 (a)	1,400,000	1,403,620
4.000%, 01/22/25	1,071,000	1,068,893
4.125%, 01/22/24	1,780,000	1,832,200
4.250%, 10/22/26	520,000	523,644
6.500%, 07/15/18 (d)	997,000	1,008,153
Bank of Montreal
2.350%, 09/11/22	500,000	480,939
2.375%, 01/25/19	575,000	574,207
Bank of New York Mellon Corp. (The)
2.200%, 05/15/19	354,000	352,625
3.250%, 09/11/24	1,200,000	1,185,922
4.150%, 02/01/21	670,000	689,617
5.450%, 05/15/19	278,000	286,297
Bank of Nova Scotia (The)
1.450%, 04/25/18	300,000	299,813
1.850%, 04/14/20	700,000	687,305
1.875%, 09/20/21 (144A)	300,000	286,946
2.800%, 07/21/21	500,000	496,630
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
2.700%, 09/09/18 (144A)	1,000,000	1,000,454
4.100%, 09/09/23 (144A)	1,114,000	1,149,111
Barclays plc
3.650%, 03/16/25	254,000	244,686
3.684%, 01/10/23	386,000	382,648
4.375%, 01/12/26	2,499,000	2,501,591
4.836%, 05/09/28	275,000	270,424
5.200%, 05/12/26	250,000	252,011

Banks—(Continued)
BB&T Corp.
2.450%, 01/15/20	833,000	826,068
6.850%, 04/30/19	525,000	547,206
BNP Paribas S.A.
3.500%, 03/01/23 (144A)	400,000	396,828
BNZ International Funding, Ltd.
2.650%, 11/03/22 (144A)	842,000	812,536
2.900%, 02/21/22 (144A)	300,000	295,349
BPCE S.A.
3.375%, 12/02/26	700,000	675,592
4.625%, 07/11/24 (144A)	400,000	405,775
Canadian Imperial Bank of Commerce
1.600%, 09/06/19	850,000	835,763
2.100%, 10/05/20	200,000	195,482
Capital One Financial Corp.
2.450%, 04/24/19	176,000	175,212
3.200%, 02/05/25 (d)	236,000	226,352
3.750%, 04/24/24	671,000	666,096
3.750%, 07/28/26	860,000	818,194
4.200%, 10/29/25 (d)	650,000	644,058
Capital One N.A.
2.400%, 09/05/19	300,000	297,201
Citigroup, Inc.
1.750%, 05/01/18	776,000	775,503
2.350%, 08/02/21	192,000	186,428
2.400%, 02/18/20	450,000	445,101
2.500%, 09/26/18	441,000	440,868
2.750%, 04/25/22	1,900,000	1,850,812
2.900%, 12/08/21	600,000	590,859
3.142%, 01/24/23 (a)	667,000	658,949
3.200%, 10/21/26	485,000	461,044
3.400%, 05/01/26	825,000	797,380
3.668%, 3M LIBOR + 1.390%, 07/24/28 (a)	700,000	682,445
3.700%, 01/12/26	250,000	246,878
3.875%, 03/26/25	1,300,000	1,286,433
3.878%, 01/24/39 (a)	150,000	144,499
4.125%, 07/25/28	117,000	115,623
4.300%, 11/20/26	1,500,000	1,500,819
4.400%, 06/10/25	566,000	576,124
4.750%, 05/18/46	800,000	812,915
5.500%, 09/13/25	692,000	749,234
Citizens Bank N.A.
3.700%, 03/29/23	785,000	788,183
Citizens Financial Group, Inc.
2.375%, 07/28/21	110,000	106,682
4.300%, 12/03/25	193,000	195,192
Comerica, Inc.
3.800%, 07/22/26	1,116,000	1,096,915
Commonwealth Bank of Australia
2.000%, 09/06/21 (144A)	500,000	480,835
3.450%, 03/16/23 (144A) (d)	720,000	720,271
3.900%, 03/16/28 (144A) (d)	720,000	725,608
4.500%, 12/09/25 (144A) (d)	352,000	355,837
Cooperatieve Rabobank UA
3.875%, 02/08/22	700,000	713,765
4.375%, 08/04/25	250,000	252,512

BHFTI-180

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Cooperative Rabobank UA
4.625%, 12/01/23	872,000	$908,896
Credit Agricole S.A.
4.125%, 01/10/27 (144A)	677,000	675,433
4.375%, 03/17/25 (144A)	295,000	293,871
Credit Suisse AG
1.700%, 04/27/18	279,000	278,902
2.300%, 05/28/19 (d)	250,000	248,407
3.000%, 10/29/21 (d)	1,379,000	1,365,394
3.625%, 09/09/24	250,000	249,214
5.300%, 08/13/19	300,000	309,281
Credit Suisse Group AG
3.574%, 01/09/23 (144A)	250,000	248,520
4.282%, 01/09/28 (144A)	1,433,000	1,436,367
Credit Suisse Group Funding Guernsey, Ltd.
3.750%, 03/26/25	970,000	947,355
Danske Bank A/S
2.000%, 09/08/21 (144A)	366,000	350,569
2.700%, 03/02/22 (144A)	372,000	363,349
Deutsche Bank AG
3.125%, 01/13/21	77,000	75,758
3.700%, 05/30/24	667,000	643,849
4.250%, 10/14/21	900,000	914,131
4.296%, 5Y USD Swap + 2.248%, 05/24/28 (a)	400,000	384,632
Discover Bank
4.200%, 08/08/23	914,000	932,297
4.250%, 03/13/26	1,229,000	1,233,655
Fifth Third Bancorp
3.950%, 03/14/28	400,000	401,609
8.250%, 03/01/38	500,000	717,566
Fifth Third Bank
2.375%, 04/25/19	650,000	647,548
Goldman Sachs Group, Inc. (The)
2.350%, 11/15/21	473,000	456,084
2.600%, 04/23/20	242,000	239,750
2.876%, 10/31/22 (a)	2,050,000	2,006,810
3.000%, 04/26/22	1,000,000	981,926
3.272%, 3M LIBOR + 1.201%, 09/29/25 (a)	1,209,000	1,163,845
3.500%, 01/23/25	392,000	384,543
3.500%, 11/16/26 (d)	600,000	578,062
3.691%, 3M LIBOR + 1.510%, 06/05/28 (a) (d)	1,674,000	1,622,897
3.750%, 05/22/25	1,859,000	1,840,175
3.814%, 3M LIBOR + 1.158%, 04/23/29 (a)	700,000	686,192
3.850%, 01/26/27	2,090,000	2,063,698
5.375%, 03/15/20	3,126,000	3,259,480
7.500%, 02/15/19	3,000,000	3,120,702
HSBC Bank plc
1.500%, 05/15/18 (144A)	821,000	820,113
4.750%, 01/19/21 (144A)	1,600,000	1,661,830
HSBC Holdings plc
2.650%, 01/05/22	2,940,000	2,858,525
3.033%, 11/22/23 (a) (d)	473,000	461,746
3.600%, 05/25/23	550,000	549,685
3.900%, 05/25/26 (d)	200,000	199,591
4.041%, 3M LIBOR + 1.546%, 03/13/28 (a)	240,000	239,837
4.250%, 08/18/25	300,000	297,674
4.375%, 11/23/26	1,006,000	1,001,882

Banks—(Continued)
Huntington Bancshares, Inc.
2.300%, 01/14/22	813,000	778,831
Industrial & Commercial Bank of China, Ltd.
2.452%, 10/20/21	750,000	725,732
ING Bank NV
1.650%, 08/15/19 (144A)	300,000	295,299
2.000%, 11/26/18 (144A)	284,000	282,854
ING Groep NV
3.950%, 03/29/27	217,000	215,268
Intesa Sanpaolo S.p.A.
3.875%, 07/14/27 (144A)	562,000	530,975
KeyCorp
5.100%, 03/24/21	896,000	945,479
Lloyds Banking Group plc
2.907%, 3M LIBOR + 0.810%, 11/07/23 (a)	300,000	289,208
3.750%, 01/11/27	973,000	941,209
4.375%, 03/22/28	633,000	639,329
4.582%, 12/10/25	400,000	399,980
Macquarie Bank, Ltd.
2.600%, 06/24/19 (144A)	979,000	974,897
2.850%, 07/29/20 (144A) (d)	250,000	248,491
4.000%, 07/29/25 (144A)	250,000	252,678
Macquarie Group, Ltd.
3.763%, 11/28/28 (144A) (a)	500,000	471,908
4.654%, 03/27/29 (144A) (a)	685,000	691,102
6.000%, 01/14/20 (144A) (d)	2,072,000	2,169,047
Mitsubishi UFJ Financial Group, Inc.
2.527%, 09/13/23	250,000	238,533
Mitsubishi UFJ Trust & Banking Corp.
2.450%, 10/16/19 (144A)	800,000	793,052
Mizuho Bank, Ltd.
3.600%, 09/25/24 (144A)	950,000	953,907
Morgan Stanley
2.750%, 05/19/22	250,000	243,805
3.125%, 01/23/23	500,000	492,854
3.591%, 3M LIBOR + 1.340%, 07/22/28 (a)	1,067,000	1,032,067
3.625%, 01/20/27	700,000	685,169
3.700%, 10/23/24	500,000	497,559
3.772%, 01/24/29 (a)	735,000	723,624
3.875%, 04/29/24	700,000	706,094
5.000%, 11/24/25	1,269,000	1,327,008
5.500%, 01/26/20	1,430,000	1,492,484
5.500%, 07/28/21	807,000	861,922
5.625%, 09/23/19	3,030,000	3,145,299
5.750%, 01/25/21	2,500,000	2,664,308
6.625%, 04/01/18	1,757,000	1,757,000
MUFG Union Bank N.A.
2.250%, 05/06/19	400,000	397,138
National Australia Bank, Ltd.
2.400%, 12/09/19 (144A)	400,000	396,217
Nordea Bank AB
1.625%, 05/15/18 (144A) (d)	1,400,000	1,398,614
4.875%, 01/27/20 (144A)	900,000	929,805
Northern Trust Corp.
3.375%, 08/23/21	300,000	305,189
3.375%, 3M LIBOR + 1.131%, 05/08/32 (a)	251,000	241,100

BHFTI-181

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
PNC Financial Services Group, Inc. (The)
4.375%, 08/11/20	650,000	$669,492
5.125%, 02/08/20	800,000	830,074
6.700%, 06/10/19	650,000	679,166
Regions Financial Corp.
3.200%, 02/08/21	268,000	267,508
Royal Bank of Canada
1.875%, 02/05/20	2,000,000	1,968,910
2.000%, 10/01/18	1,819,000	1,815,871
2.000%, 12/10/18	69,000	68,749
2.200%, 07/27/18	153,000	152,854
4.650%, 01/27/26	495,000	510,433
Santander UK Group Holdings plc
4.750%, 09/15/25 (144A) (d)	1,200,000	1,207,236
Societe Generale S.A.
4.250%, 04/14/25 (144A)	500,000	492,767
Stadshypotek AB
1.875%, 10/02/19 (144A)	1,500,000	1,483,477
Standard Chartered plc
4.866%, 03/15/33 (144A) (a)	300,000	301,450
5.200%, 01/26/24 (144A)	1,000,000	1,037,544
State Street Corp.
3.100%, 05/15/23	407,000	404,546
3.700%, 11/20/23	1,608,000	1,646,102
Sumitomo Mitsui Financial Group, Inc.
2.442%, 10/19/21	318,000	308,852
2.778%, 10/18/22	411,000	398,841
2.784%, 07/12/22 (d)	800,000	780,251
2.846%, 01/11/22 (d)	900,000	884,856
3.010%, 10/19/26 (d)	212,000	199,218
3.102%, 01/17/23	482,000	474,107
Sumitomo Mitsui Trust Bank, Ltd.
2.050%, 10/18/19 (144A) (d)	1,000,000	985,838
SunTrust Banks, Inc.
2.750%, 05/01/23	2,000,000	1,939,963
Toronto-Dominion Bank (The)
1.750%, 07/23/18	300,000	299,451
2.250%, 11/05/19	255,000	252,901
2.500%, 12/14/20	500,000	493,716
3.625%, 5Y USD Swap + 2.205%, 09/15/31 (a)	433,000	414,981
U.S. Bancorp
2.375%, 07/22/26	1,570,000	1,425,622
3.150%, 04/27/27	500,000	480,690
U.S. Bank N.A.
2.125%, 10/28/19	350,000	346,481
UBS AG
2.450%, 12/01/20 (144A)	200,000	196,370
UBS Group Funding Switzerland AG
2.859%, 08/15/23 (144A) (a)	276,000	266,792
3.491%, 05/23/23 (144A)	762,000	752,830
4.125%, 09/24/25 (144A)	300,000	301,666
Wells Fargo & Co.
2.500%, 03/04/21 (d)	179,000	175,748
3.069%, 01/24/23	3,470,000	3,412,315
3.300%, 09/09/24	770,000	751,291
3.500%, 03/08/22	1,900,000	1,905,079

Banks—(Continued)
Wells Fargo & Co.
4.100%, 06/03/26	1,291,000	1,283,034
4.650%, 11/04/44	595,000	600,145
4.750%, 12/07/46	383,000	392,468
5.375%, 11/02/43	1,005,000	1,109,616
Westpac Banking Corp.
1.375%, 05/30/18 (144A)	2,000,000	1,997,880
3.400%, 01/25/28 (d)	500,000	486,580
4.322%, 5Y USD ICE Swap + 2.236%, 11/23/31 (a)	1,050,000	1,042,209

		168,794,806

Beverages—0.6%
Anheuser-Busch InBev Finance, Inc.
1.900%, 02/01/19	310,000	309,098
3.300%, 02/01/23 (d)	3,722,000	3,724,736
3.650%, 02/01/26	1,000,000	994,049
4.700%, 02/01/36	1,500,000	1,587,097
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 04/13/28	720,000	728,789
4.375%, 04/15/38	1,300,000	1,326,348
4.600%, 04/15/48	340,000	351,702
4.750%, 04/15/58	775,000	792,694
Beam Suntory, Inc.
3.250%, 05/15/22	760,000	760,520
Coca-Cola Femsa S.A.B. de C.V.
3.875%, 11/26/23	350,000	357,838
Constellation Brands, Inc.
4.250%, 05/01/23	100,000	102,434
Dr Pepper Snapple Group, Inc.
3.430%, 06/15/27 (144A)	175,000	167,604
Heineken NV
3.400%, 04/01/22 (144A)	1,339,000	1,344,908
PepsiCo, Inc.
3.450%, 10/06/46	800,000	735,321

		13,283,138

Biotechnology—0.3%
Amgen, Inc.
3.625%, 05/15/22	100,000	101,173
3.625%, 05/22/24	873,000	878,891
4.563%, 06/15/48	2,696,000	2,745,395
5.700%, 02/01/19	100,000	102,424
Baxalta, Inc.
5.250%, 06/23/45	89,000	97,189
Biogen, Inc.
5.200%, 09/15/45	133,000	145,233
Celgene Corp.
3.250%, 08/15/22	490,000	482,642
3.625%, 05/15/24	591,000	583,509
3.950%, 10/15/20	500,000	509,109
4.350%, 11/15/47	278,000	264,634
5.700%, 10/15/40	165,000	188,665
Gilead Sciences, Inc.
2.500%, 09/01/23	79,000	76,144
3.250%, 09/01/22	630,000	630,597

BHFTI-182

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Biotechnology—(Continued)
Gilead Sciences, Inc.
3.500%, 02/01/25	115,000	$114,692
3.650%, 03/01/26	115,000	115,410
3.700%, 04/01/24	704,000	707,142
4.000%, 09/01/36	201,000	200,143

		7,942,992

Building Materials—0.1%
CRH America Finance, Inc.
3.400%, 05/09/27 (144A)	214,000	204,999
Johnson Controls International plc
3.625%, 07/02/24	277,000	277,542
4.950%, 07/02/64	737,000	739,771
5.000%, 03/30/20	635,000	660,841
Martin Marietta Materials, Inc.
3.450%, 06/01/27	499,000	477,219

		2,360,372

Chemicals—0.4%
Agrium, Inc.
3.375%, 03/15/25	87,000	84,459
4.125%, 03/15/35	620,000	604,769
5.250%, 01/15/45	712,000	775,855
Air Liquide Finance S.A.
2.250%, 09/27/23 (144A)	350,000	331,424
Albemarle Corp.
5.450%, 12/01/44	350,000	382,313
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P.
3.400%, 12/01/26 (144A)	339,000	333,142
3.700%, 06/01/28 (144A)	450,000	451,009
Dow Chemical Co. (The)
3.000%, 11/15/22	106,000	104,078
4.125%, 11/15/21	106,000	109,020
4.250%, 10/01/34	1,000,000	1,004,598
8.850%, 09/15/21	640,000	746,072
E.I. du Pont de Nemours & Co.
4.150%, 02/15/43	107,000	103,579
Monsanto Co.
4.700%, 07/15/64	100,000	96,976
Mosaic Co. (The)
5.450%, 11/15/33 (d)	1,163,000	1,231,457
5.625%, 11/15/43	1,000,000	1,045,551
Potash Corp. of Saskatchewan, Inc.
3.000%, 04/01/25	440,000	417,869
Praxair, Inc.
1.250%, 11/07/18	900,000	893,345
2.650%, 02/05/25	261,000	251,821
Rohm & Haas Co.
7.850%, 07/15/29	418,000	562,057
Sherwin-Williams Co. (The)
3.125%, 06/01/24	247,000	238,817
Westlake Chemical Corp.
4.375%, 11/15/47	237,000	228,960

		9,997,171

Commercial Services—0.3%
Ecolab, Inc.
2.250%, 01/12/20	297,000	293,710
3.250%, 01/14/23	700,000	700,437
3.250%, 12/01/27 (144A)	215,000	207,297
ERAC USA Finance LLC
3.850%, 11/15/24 (144A) (d)	925,000	935,090
4.500%, 08/16/21 (144A)	1,740,000	1,803,760
7.000%, 10/15/37 (144A)	500,000	651,670
President & Fellows of Harvard College
3.300%, 07/15/56	714,000	662,316
Western Union Co. (The)
3.600%, 03/15/22 (d)	995,000	994,309
6.200%, 06/21/40	200,000	208,919

		6,457,508

Computers—0.6%
Apple, Inc.
2.150%, 02/09/22	540,000	525,493
2.450%, 08/04/26 (d)	519,000	481,114
2.750%, 01/13/25	600,000	577,471
2.850%, 05/11/24	1,123,000	1,094,687
2.900%, 09/12/27	836,000	795,783
3.000%, 02/09/24 (d)	2,312,000	2,285,918
3.000%, 06/20/27 (d)	675,000	650,704
3.200%, 05/11/27	514,000	502,243
3.350%, 02/09/27	1,207,000	1,192,409
3.450%, 02/09/45	625,000	576,738
3.750%, 09/12/47	1,200,000	1,159,770
3.850%, 08/04/46	362,000	354,214
Dell International LLC / EMC Corp.
6.020%, 06/15/26 (144A)	1,477,000	1,590,613
DXC Technology Co.
4.250%, 04/15/24	310,000	318,358
7.450%, 10/15/29	700,000	860,989
IBM Credit LLC
2.650%, 02/05/21 (d)	720,000	716,226
3.000%, 02/06/23	960,000	949,887
International Business Machines Corp.
6.500%, 01/15/28	300,000	368,850

		15,001,467

Cosmetics/Personal Care—0.0%
Procter & Gamble Co. (The)
2.850%, 08/11/27	750,000	719,509
Unilever Capital Corp.
3.375%, 03/22/25 (d)	310,000	309,680

		1,029,189

Distribution/Wholesale—0.0%
WW Grainger, Inc.
4.600%, 06/15/45	190,000	201,030

Diversified Financial Services—1.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300%, 01/23/23	468,000	455,121
3.500%, 01/15/25	600,000	578,510

BHFTI-183

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Air Lease Corp.
3.250%, 03/01/25	484,000	$461,751
3.625%, 04/01/27	100,000	95,344
3.625%, 12/01/27	600,000	568,936
3.875%, 04/01/21	300,000	304,507
American Express Co.
3.000%, 10/30/24	700,000	672,110
3.400%, 02/27/23	600,000	597,976
American Express Credit Corp.
2.125%, 03/18/19	116,000	115,392
2.250%, 08/15/19	500,000	497,084
2.375%, 05/26/20	500,000	493,514
2.600%, 09/14/20	115,000	113,701
Ameriprise Financial, Inc.
2.875%, 09/15/26	635,000	600,386
BOC Aviation, Ltd.
2.750%, 09/18/22 (144A)	480,000	459,112
Brookfield Finance, Inc.
3.900%, 01/25/28	358,000	347,447
4.700%, 09/20/47	409,000	396,737
Capital One Bank USA N.A.
3.375%, 02/15/23	600,000	584,700
8.800%, 07/15/19	300,000	321,477
CDP Financial, Inc.
4.400%, 11/25/19 (144A)	600,000	616,682
CME Group, Inc.
3.000%, 03/15/25	440,000	428,169
Daiwa Securities Group, Inc.
3.129%, 04/19/22 (144A)	439,000	433,361
GE Capital International Funding Co.
2.342%, 11/15/20	6,696,000	6,548,413
4.418%, 11/15/35	3,526,000	3,446,844
International Lease Finance Corp.
5.875%, 08/15/22	298,000	319,813
8.625%, 01/15/22	850,000	991,329
Invesco Finance plc
4.000%, 01/30/24	500,000	516,216
Jefferies Group LLC
4.850%, 01/15/27	130,000	132,942
5.125%, 01/20/23	300,000	317,452
6.875%, 04/15/21	475,000	517,826
Legg Mason, Inc.
3.950%, 07/15/24	700,000	702,100
National Rural Utilities Cooperative Finance Corp.
2.950%, 02/07/24	210,000	205,555
ORIX Corp.
2.900%, 07/18/22	362,000	353,979
Private Export Funding Corp.
2.800%, 05/15/22	1,000,000	1,006,939
3.550%, 01/15/24	7,383,000	7,678,106
Protective Life Global Funding
1.999%, 09/14/21 (144A)	750,000	716,322
Synchrony Financial
3.700%, 08/04/26	981,000	917,449
TD Ameritrade Holding Corp.
2.950%, 04/01/22	295,000	292,347

		33,805,649

Electric—2.1%
Alabama Power Co.
3.550%, 12/01/23	461,000	467,298
4.150%, 08/15/44	218,000	226,621
Arizona Public Service Co.
2.200%, 01/15/20	142,000	140,440
3.350%, 06/15/24	696,000	696,642
4.500%, 04/01/42	200,000	216,614
Baltimore Gas & Electric Co.
3.750%, 08/15/47	—	0
5.200%, 06/15/33	1,510,000	1,665,461
Berkshire Hathaway Energy Co.
2.400%, 02/01/20	364,000	360,981
3.750%, 11/15/23	1,736,000	1,770,332
6.125%, 04/01/36	325,000	414,199
CenterPoint Energy Houston Electric LLC
2.250%, 08/01/22	950,000	912,147
China Southern Power Grid International Finance BVI Co., Ltd.
3.500%, 05/08/27 (144A)	960,000	925,013
CMS Energy Corp.
3.875%, 03/01/24	170,000	172,232
8.750%, 06/15/19	295,000	313,831
Commonwealth Edison Co.
3.650%, 06/15/46	162,000	153,116
3.750%, 08/15/47	350,000	335,540
Connecticut Light & Power Co. (The)
4.000%, 04/01/48	236,000	241,315
Consolidated Edison Co. of New York, Inc.
3.875%, 06/15/47	700,000	685,698
Consumers Energy Co.
4.350%, 08/31/64	191,000	199,026
5.650%, 04/15/20	200,000	211,460
Delmarva Power & Light Co.
4.150%, 05/15/45	500,000	516,717
Dominion Energy, Inc.
2.750%, 01/15/22	232,000	226,012
2.850%, 08/15/26	183,000	169,592
DTE Electric Co.
3.900%, 06/01/21	1,000,000	1,018,198
5.700%, 10/01/37	300,000	372,098
DTE Energy Co.
3.500%, 06/01/24	449,000	443,875
3.850%, 12/01/23	225,000	229,593
Duke Energy Carolinas LLC
4.300%, 06/15/20	619,000	635,656
6.000%, 01/15/38	600,000	763,441
Duke Energy Indiana LLC
3.750%, 05/15/46	350,000	336,671
Duke Energy Ohio, Inc.
3.800%, 09/01/23	815,000	835,825
Duke Energy Progress LLC
3.700%, 10/15/46	377,000	365,694
4.100%, 03/15/43	200,000	204,538
4.375%, 03/30/44	247,000	265,815
5.300%, 01/15/19	200,000	203,574
5.700%, 04/01/35	360,000	429,027

BHFTI-184

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Edison International
4.125%, 03/15/28	240,000	$241,754
Enel Finance International NV
3.500%, 04/06/28 (144A)	465,000	433,421
3.625%, 05/25/27 (144A)	480,000	457,158
Entergy Arkansas, Inc.
3.050%, 06/01/23	765,000	750,846
Entergy Corp.
2.950%, 09/01/26	194,000	180,591
Entergy Louisiana LLC
2.400%, 10/01/26	414,000	381,538
3.050%, 06/01/31	195,000	182,303
Entergy Mississippi, Inc.
2.850%, 06/01/28	170,000	159,065
Exelon Corp.
3.497%, 06/01/22	600,000	594,236
Exelon Generation Co. LLC
3.400%, 03/15/22	643,000	643,529
6.250%, 10/01/39	160,000	174,498
FirstEnergy Corp.
4.850%, 07/15/47	289,000	303,983
Florida Power & Light Co.
5.625%, 04/01/34	1,250,000	1,509,921
Fortis, Inc.
3.055%, 10/04/26	1,500,000	1,390,123
Indiana Michigan Power Co.
3.200%, 03/15/23	330,000	326,293
Jersey Central Power & Light Co.
6.150%, 06/01/37	200,000	247,816
Kansas City Power & Light Co.
3.150%, 03/15/23	604,000	596,399
5.300%, 10/01/41	315,000	359,069
Korea Southern Power Co., Ltd.
3.000%, 01/29/21 (144A)	227,000	225,628
Massachusetts Electric Co.
4.004%, 08/15/46 (144A)	402,000	399,249
MidAmerican Energy Co.
3.700%, 09/15/23	1,100,000	1,116,146
Nevada Power Co.
5.375%, 09/15/40	223,000	269,211
6.650%, 04/01/36	360,000	481,358
7.125%, 03/15/19	200,000	207,944
New England Power Co.
3.800%, 12/05/47 (144A)	280,000	271,490
New York State Electric & Gas Corp.
3.250%, 12/01/26 (144A)	434,000	422,962
NextEra Energy Capital Holdings, Inc.
3.625%, 06/15/23	410,000	411,713
Niagara Mohawk Power Corp.
3.508%, 10/01/24 (144A)	305,000	305,928
Northern States Power Co.
6.250%, 06/01/36	200,000	260,452
6.500%, 03/01/28	628,000	742,319
Ohio Power Co.
5.375%, 10/01/21	305,000	328,219

Electric—(Continued)
Pacific Gas & Electric Co.
4.000%, 12/01/46	204,000	191,260
4.250%, 05/15/21	782,000	801,300
6.050%, 03/01/34 (d)	1,200,000	1,430,336
PacifiCorp
3.600%, 04/01/24	315,000	321,595
5.500%, 01/15/19	500,000	510,724
Pennsylvania Electric Co.
3.250%, 03/15/28 (144A)	113,000	106,353
PPL Capital Funding, Inc.
4.000%, 09/15/47	222,000	214,121
PPL Electric Utilities Corp.
2.500%, 09/01/22	300,000	290,820
4.125%, 06/15/44	208,000	218,249
Progress Energy, Inc.
7.000%, 10/30/31	200,000	260,064
PSEG Power LLC
2.450%, 11/15/18	568,000	566,845
Public Service Co. of Colorado
2.500%, 03/15/23	400,000	388,535
Public Service Co. of New Hampshire
3.500%, 11/01/23	272,000	274,815
Public Service Co. of Oklahoma
5.150%, 12/01/19	1,010,000	1,044,555
6.625%, 11/15/37	600,000	781,246
Public Service Electric & Gas Co.
3.800%, 01/01/43	700,000	691,712
Sempra Energy
2.875%, 10/01/22	1,625,000	1,589,166
3.550%, 06/15/24	709,000	704,747
4.050%, 12/01/23	1,054,000	1,081,915
Sierra Pacific Power Co.
3.375%, 08/15/23	556,000	563,445
South Carolina Electric & Gas Co.
6.050%, 01/15/38	250,000	297,659
Southern California Edison Co.
3.650%, 03/01/28	500,000	501,100
5.550%, 01/15/36	500,000	598,499
Southern Co. (The)
2.150%, 09/01/19	855,000	844,187
Southern Power Co.
4.950%, 12/15/46	468,000	485,131
5.150%, 09/15/41	400,000	430,016
Southwestern Public Service Co.
4.500%, 08/15/41	250,000	271,017
State Grid Overseas Investment, Ltd.
1.750%, 05/22/18 (144A)	499,000	498,264
Toledo Edison Co. (The)
6.150%, 05/15/37	400,000	497,531
Tri-State Generation & Transmission Association, Inc.
4.250%, 06/01/46	206,000	199,575
Virginia Electric & Power Co.
2.750%, 03/15/23	400,000	392,088
2.950%, 01/15/22	489,000	485,380
3.450%, 02/15/24	102,000	102,320
4.450%, 02/15/44 (d)	126,000	133,432

BHFTI-185

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Virginia Electric & Power Co.
6.000%, 05/15/37	685,000	$854,763

		50,122,219

Electronics—0.1%
Arrow Electronics, Inc.
3.250%, 09/08/24	439,000	418,475
3.875%, 01/12/28	376,000	364,258
Koninklijke Philips NV
3.750%, 03/15/22	1,680,000	1,720,906

		2,503,639

Engineering & Construction—0.0%
Fluor Corp.
3.375%, 09/15/21	550,000	554,189
Mexico City Airport Trust
5.500%, 07/31/47 (144A) (d)	208,000	189,800

		743,989

Environmental Control—0.0%
Republic Services, Inc.
5.500%, 09/15/19	650,000	673,397
Waste Management, Inc.
3.125%, 03/01/25	257,000	249,627

		923,024

Food—0.5%
Campbell Soup Co.
3.950%, 03/15/25	790,000	786,277
Danone S.A.
2.589%, 11/02/23 (144A)	1,000,000	947,515
Kellogg Co.
3.400%, 11/15/27	700,000	669,639
Kraft Heinz Foods Co.
3.950%, 07/15/25	260,000	258,857
5.000%, 07/15/35	1,400,000	1,451,597
6.125%, 08/23/18	700,000	709,688
6.500%, 02/09/40	400,000	474,737
6.875%, 01/26/39	731,000	902,439
Kroger Co. (The)
4.000%, 02/01/24	229,000	233,386
7.500%, 04/01/31	1,140,000	1,449,240
8.000%, 09/15/29	610,000	782,551
McCormick & Co., Inc.
3.150%, 08/15/24	269,000	261,041
3.400%, 08/15/27	396,000	378,995
Sysco Corp.
3.550%, 03/15/25	340,000	338,141
4.450%, 03/15/48	200,000	199,921
Tyson Foods, Inc.
3.950%, 08/15/24	1,456,000	1,465,001

		11,309,025

Forest Products & Paper—0.1%
International Paper Co.
3.000%, 02/15/27	429,000	396,762
7.300%, 11/15/39	350,000	458,478
8.700%, 06/15/38	250,000	362,082

		1,217,322

Gas—0.3%
Atmos Energy Corp.
4.125%, 10/15/44	450,000	465,933
4.150%, 01/15/43	460,000	482,775
8.500%, 03/15/19	200,000	210,552
Brooklyn Union Gas Co. (The)
4.273%, 03/15/48 (144A)	500,000	518,383
CenterPoint Energy Resources Corp.
4.500%, 01/15/21	429,000	442,586
KeySpan Gas East Corp.
2.742%, 08/15/26 (144A)	345,000	323,059
Korea Gas Corp.
1.875%, 07/18/21 (144A)	400,000	381,551
NiSource, Inc.
4.800%, 02/15/44	162,000	171,720
6.250%, 12/15/40	510,000	642,454
Southern Co. Gas Capital Corp.
2.450%, 10/01/23	172,000	163,306
3.500%, 09/15/21	1,000,000	1,005,708
3.950%, 10/01/46	212,000	201,138
4.400%, 06/01/43	375,000	376,412
6.000%, 10/01/34	1,000,000	1,173,844
Southwest Gas Corp.
3.800%, 09/29/46	332,000	323,591

		6,883,012

Healthcare-Products—0.2%
Abbott Laboratories
3.875%, 09/15/25	464,000	468,691
Becton Dickinson & Co.
3.734%, 12/15/24	85,000	83,576
Covidien International Finance S.A.
2.950%, 06/15/23	377,000	370,230
Medtronic, Inc.
3.125%, 03/15/22	398,000	398,313
4.375%, 03/15/35	895,000	949,607
Stryker Corp.
4.100%, 04/01/43	600,000	586,718
Thermo Fisher Scientific, Inc.
2.950%, 09/19/26	286,000	266,988
3.150%, 01/15/23	1,066,000	1,048,804
4.150%, 02/01/24	515,000	529,040
Zimmer Biomet Holdings, Inc.
3.700%, 03/19/23	233,000	233,458

		4,935,425

Healthcare-Services—0.3%
Aetna, Inc.
2.800%, 06/15/23	269,000	258,468
6.625%, 06/15/36	297,000	375,061

BHFTI-186

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Anthem, Inc.
2.300%, 07/15/18	751,000	$750,354
3.500%, 08/15/24	1,035,000	1,014,923
4.101%, 03/01/28 (d)	460,000	459,667
4.650%, 08/15/44	324,000	327,706
Laboratory Corp. of America Holdings
3.200%, 02/01/22	447,000	444,843
Magellan Health, Inc.
4.400%, 09/22/24	1,000,000	993,799
Providence St. Joseph Health Obligated Group
2.746%, 10/01/26	210,000	198,250
Quest Diagnostics, Inc.
3.450%, 06/01/26	140,000	135,799
4.750%, 01/30/20	400,000	413,325
Roche Holdings, Inc.
3.350%, 09/30/24 (144A)	660,000	663,032
Texas Health Resources
4.330%, 11/15/55	250,000	262,217
UnitedHealth Group, Inc.
2.875%, 03/15/23	250,000	245,888
4.625%, 07/15/35	320,000	349,980
5.800%, 03/15/36	675,000	827,456

		7,720,768

Holding Companies-Diversified—0.1%
Hutchison Whampoa International 11, Ltd.
4.625%, 01/13/22 (144A)	1,100,000	1,147,504

Household Products/Wares—0.0%
Kimberly-Clark Corp.
2.400%, 06/01/23	600,000	581,262

Housewares—0.0%
Newell Brands, Inc.
5.375%, 04/01/36	350,000	365,003
5.500%, 04/01/46	200,000	212,302

		577,305

Insurance—1.4%
AIA Group, Ltd.
3.900%, 04/06/28 (144A)	415,000	418,101
AIG SunAmerica Global Financing X
6.900%, 03/15/32 (144A)	1,000,000	1,314,733
Allstate Corp. (The)
3.150%, 06/15/23	407,000	405,473
American International Group, Inc.
3.875%, 01/15/35	259,000	241,561
4.125%, 02/15/24	868,000	880,799
4.200%, 04/01/28 (d)	400,000	405,378
Aon plc
3.500%, 06/14/24	935,000	929,184
Arch Capital Finance LLC
5.031%, 12/15/46	306,000	338,223
Assurant, Inc.
4.200%, 09/27/23	605,000	608,286

Insurance—(Continued)
Athene Global Funding
2.750%, 04/20/20 (144A)	844,000	836,941
4.000%, 01/25/22 (144A)	368,000	372,551
Athene Holding, Ltd.
4.125%, 01/12/28	575,000	551,775
Berkshire Hathaway Finance Corp.
4.300%, 05/15/43	831,000	878,913
Berkshire Hathaway, Inc.
3.000%, 02/11/23	1,000,000	1,001,567
Chubb INA Holdings, Inc.
2.700%, 03/13/23	400,000	389,761
2.875%, 11/03/22	260,000	257,574
3.150%, 03/15/25	131,000	128,198
3.350%, 05/15/24	435,000	434,523
Dai-ichi Life Insurance Co., Ltd. (The)
4.000%, 3M LIBOR + 3.660%, 07/24/26 (144A) (a)	759,000	722,492
Great-West Lifeco Finance Delaware L.P.
4.150%, 06/03/47 (144A)	720,000	724,976
Guardian Life Insurance Co. of America (The)
4.850%, 01/24/77 (144A)	156,000	160,761
Hartford Financial Services Group, Inc. (The)
4.400%, 03/15/48 (d)	600,000	612,289
Jackson National Life Global Funding
3.050%, 04/29/26 (144A)	300,000	288,412
3.250%, 01/30/24 (144A)	460,000	455,420
Liberty Mutual Group, Inc.
4.950%, 05/01/22 (144A)	700,000	739,136
Liberty Mutual Insurance Co.
8.500%, 05/15/25 (144A)	800,000	1,001,614
Lincoln National Corp.
4.200%, 03/15/22	350,000	360,546
6.250%, 02/15/20	800,000	845,758
Manulife Financial Corp.
4.061%, 5Y USD Swap + 1.647%, 02/24/32 (a)	950,000	927,633
Marsh & McLennan Cos., Inc.
2.350%, 03/06/20	453,000	448,323
2.750%, 01/30/22	58,000	57,061
3.500%, 03/10/25	621,000	616,434
Massachusetts Mutual Life Insurance Co.
5.625%, 05/15/33 (144A)	720,000	823,943
7.625%, 11/15/23 (144A)	550,000	638,384
MassMutual Global Funding II
5.250%, 07/31/18 (144A)	880,000	888,651
Nationwide Mutual Insurance Co.
8.250%, 12/01/31 (144A)	1,000,000	1,371,550
9.375%, 08/15/39 (144A)	200,000	323,475
New York Life Global Funding
1.550%, 11/02/18 (144A)	317,000	315,250
3.000%, 01/10/28 (144A)	485,000	461,987
OneBeacon U.S. Holdings, Inc.
4.600%, 11/09/22	750,000	760,575
Pacific Life Insurance Co.
4.300%, 3M USD LIBOR + 2.796%, 10/24/67 (144A) (a)	446,000	425,595
Pricoa Global Funding I
1.600%, 05/29/18 (144A)	1,678,000	1,675,490

BHFTI-187

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Principal Financial Group, Inc.
3.125%, 05/15/23	250,000	$245,337
Progressive Corp. (The)
2.450%, 01/15/27	600,000	550,388
5.375%, 3M LIBOR + 2.539%, 03/15/23 (a)	430,000	434,837
Prudential Insurance Co. of America (The)
8.300%, 07/01/25 (144A)	2,150,000	2,724,115
Reliance Standard Life Global Funding II
2.500%, 01/15/20 (144A)	240,000	237,607
3.050%, 01/20/21 (144A)	149,000	148,353
Teachers Insurance & Annuity Association of America
4.270%, 05/15/47 (144A)	480,000	480,075
Voya Financial, Inc.
3.125%, 07/15/24	500,000	481,257
3.650%, 06/15/26	150,000	146,212
XLIT, Ltd.
6.375%, 11/15/24	921,000	1,064,336

		32,551,813

Internet—0.3%
Alibaba Group Holding, Ltd.
4.000%, 12/06/37	244,000	230,875
Amazon.com, Inc.
2.800%, 08/22/24 (144A)	1,020,000	989,710
3.875%, 08/22/37 (144A)	800,000	797,168
4.250%, 08/22/57 (144A)	1,000,000	997,385
4.800%, 12/05/34	815,000	902,842
eBay, Inc.
2.600%, 07/15/22	1,990,000	1,925,163
4.000%, 07/15/42	700,000	621,588
Tencent Holdings, Ltd.
3.595%, 01/19/28 (144A)	955,000	919,836

		7,384,567

Iron/Steel—0.1%
Nucor Corp.
4.000%, 08/01/23	1,049,000	1,085,800
6.400%, 12/01/37	250,000	325,251
Vale Overseas, Ltd.
6.250%, 08/10/26	382,000	427,840
6.875%, 11/21/36	750,000	882,150

		2,721,041

Machinery-Construction & Mining—0.1%
ABB Finance USA, Inc.
3.800%, 04/03/28	285,000	287,705
Caterpillar Financial Services Corp.
2.750%, 08/20/21	360,000	356,778
3.250%, 12/01/24	393,000	388,385
3.750%, 11/24/23	769,000	789,413
7.150%, 02/15/19	1,000,000	1,040,320

		2,862,601

Machinery-Diversified—0.1%
Deere & Co.
8.100%, 05/15/30	600,000	839,676
Nvent Finance Sarl
4.550%, 04/15/28 (144A)	562,000	564,592
Roper Technologies, Inc.
3.000%, 12/15/20	125,000	124,565
Xylem, Inc.
3.250%, 11/01/26	118,000	113,756

		1,642,589

Media—1.1%
21st Century Fox America, Inc.
3.700%, 10/15/25	700,000	707,349
6.150%, 02/15/41	500,000	629,190
6.550%, 03/15/33	370,000	469,979
6.900%, 03/01/19	900,000	932,830
CBS Corp.
3.700%, 08/15/24	874,000	868,556
4.850%, 07/01/42	255,000	254,097
4.900%, 08/15/44	135,000	135,494
5.900%, 10/15/40	125,000	142,783
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
4.908%, 07/23/25	2,174,000	2,221,624
6.384%, 10/23/35	275,000	307,189
6.834%, 10/23/55	400,000	462,531
Comcast Corp.
3.900%, 03/01/38	591,000	572,921
4.200%, 08/15/34	556,000	561,469
4.250%, 01/15/33	1,880,000	1,947,868
6.500%, 11/15/35	308,000	393,266
COX Communications, Inc.
3.250%, 12/15/22 (144A)	1,010,000	991,535
4.800%, 02/01/35 (144A) (d)	1,100,000	1,079,443
Discovery Communications LLC
3.300%, 05/15/22	625,000	619,003
3.950%, 03/20/28	315,000	302,162
4.375%, 06/15/21	1,240,000	1,275,070
Grupo Televisa S.A.B.
6.125%, 01/31/46	200,000	218,911
NBCUniversal Enterprise, Inc.
1.974%, 04/15/19 (144A)	1,000,000	992,690
NBCUniversal Media LLC
2.875%, 01/15/23	1,000,000	981,575
Sky plc
3.750%, 09/16/24 (144A)	431,000	437,568
TCI Communications, Inc.
7.125%, 02/15/28	801,000	999,042
Thomson Reuters Corp.
3.950%, 09/30/21	2,252,000	2,280,817
5.850%, 04/15/40	100,000	115,305
Time Warner Cable LLC
4.125%, 02/15/21	1,300,000	1,314,074
5.500%, 09/01/41	1,000,000	993,530

BHFTI-188

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Time Warner, Inc.
3.550%, 06/01/24	2,285,000	$2,253,301
3.600%, 07/15/25	665,000	647,099
Viacom, Inc.
3.875%, 04/01/24 (d)	237,000	236,008
6.875%, 04/30/36	798,000	948,665
Walt Disney Co. (The)
1.850%, 07/30/26	156,000	138,960
3.000%, 07/30/46	60,000	51,258

		27,483,162

Mining—0.1%
Anglo American Capital plc
3.625%, 09/11/24 (144A)	336,000	323,689
4.000%, 09/11/27 (144A)	600,000	575,402
Barrick Gold Corp.
6.450%, 10/15/35	700,000	864,718
BHP Billiton Finance USA, Ltd.
2.875%, 02/24/22	98,000	97,479
5.000%, 09/30/43	414,000	478,253
Vale Canada, Ltd.
7.200%, 09/15/32	500,000	562,500

		2,902,041

Miscellaneous Manufacturing—0.2%
Eaton Corp.
6.950%, 03/20/19	282,000	293,052
General Electric Co.
3.450%, 05/15/24	393,000	385,659
4.375%, 09/16/20	1,060,000	1,087,098
5.500%, 01/08/20	616,000	640,683
6.000%, 08/07/19	673,000	697,681
Illinois Tool Works, Inc.
1.950%, 03/01/19	252,000	250,630
Ingersoll-Rand Global Holding Co., Ltd.
3.750%, 08/21/28	300,000	297,834
Ingersoll-Rand Luxembourg Finance S.A.
2.625%, 05/01/20	320,000	317,396
Parker-Hannifin Corp.
3.300%, 11/21/24	143,000	142,083
4.100%, 03/01/47	250,000	255,326
4.450%, 11/21/44	333,000	356,323
Siemens Financieringsmaatschappij NV
3.125%, 03/16/24 (144A)	500,000	493,726
3.300%, 09/15/46 (144A)	350,000	315,382
Textron, Inc.
3.650%, 03/15/27	342,000	335,247

		5,868,120

Multi-National—0.1%
African Development Bank
8.800%, 09/01/19	1,275,000	1,378,091

Oil & Gas—2.0%
Anadarko Finance Co.
7.500%, 05/01/31	805,000	1,028,438
Anadarko Holding Co.
7.150%, 05/15/28	949,000	1,103,626
Anadarko Petroleum Corp.
8.700%, 03/15/19	1,600,000	1,683,410
Apache Corp.
3.250%, 04/15/22	870,000	860,064
5.100%, 09/01/40	650,000	665,345
BP Capital Markets plc
1.375%, 05/10/18	518,000	517,358
3.017%, 01/16/27	105,000	100,106
3.224%, 04/14/24	1,000,000	986,831
3.245%, 05/06/22	1,475,000	1,477,774
3.535%, 11/04/24	300,000	300,900
3.588%, 04/14/27	550,000	548,920
3.814%, 02/10/24	650,000	663,138
Canadian Natural Resources, Ltd.
3.900%, 02/01/25	512,000	510,038
5.850%, 02/01/35	150,000	170,942
6.450%, 06/30/33	200,000	239,128
Cenovus Energy, Inc.
6.750%, 11/15/39 (d)	1,100,000	1,267,263
Chevron Corp.
2.355%, 12/05/22	690,000	669,611
2.411%, 03/03/22	500,000	489,929
2.895%, 03/03/24	537,000	527,588
3.191%, 06/24/23	425,000	425,864
CNOOC Finance 2013, Ltd.
3.000%, 05/09/23	848,000	815,047
CNOOC Finance 2015 Australia Pty, Ltd.
2.625%, 05/05/20	393,000	388,654
ConocoPhillips Holding Co.
6.950%, 04/15/29	700,000	890,381
Devon Energy Corp.
4.000%, 07/15/21	300,000	305,474
Ecopetrol S.A.
4.125%, 01/16/25 (d)	433,000	421,525
5.875%, 09/18/23	282,000	301,740
Encana Corp.
6.500%, 08/15/34	150,000	178,585
7.200%, 11/01/31	400,000	492,955
8.125%, 09/15/30	450,000	586,819
Eni USA, Inc.
7.300%, 11/15/27	480,000	595,575
EOG Resources, Inc.
4.100%, 02/01/21	880,000	900,262
5.100%, 01/15/36	314,000	347,457
EQT Corp.
3.900%, 10/01/27	458,000	438,146
Exxon Mobil Corp.
2.726%, 03/01/23	945,000	933,316
4.114%, 03/01/46 (d)	440,000	462,269
Hess Corp.
6.000%, 01/15/40	300,000	316,735
7.125%, 03/15/33	600,000	719,823

BHFTI-189

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Marathon Oil Corp.
2.800%, 11/01/22 (d)	900,000	$867,568
6.600%, 10/01/37	200,000	241,248
Marathon Petroleum Corp.
3.625%, 09/15/24	371,000	368,815
Nabors Industries, Inc.
4.625%, 09/15/21 (d)	1,975,000	1,906,369
5.000%, 09/15/20 (d)	300,000	299,250
Noble Energy, Inc.
5.625%, 05/01/21	218,000	222,077
6.000%, 03/01/41	360,000	412,174
Occidental Petroleum Corp.
3.000%, 02/15/27	350,000	335,517
4.200%, 03/15/48	500,000	503,704
Petro-Canada
5.950%, 05/15/35	210,000	254,533
7.875%, 06/15/26	544,000	677,407
9.250%, 10/15/21	243,000	291,439
Petroleos Mexicanos
4.625%, 09/21/23	800,000	801,672
4.875%, 01/18/24	317,000	321,596
5.350%, 02/12/28 (144A) (d)	339,000	334,390
6.350%, 02/12/48 (144A)	684,000	660,915
6.375%, 01/23/45	918,000	892,296
6.500%, 03/13/27	742,000	792,456
6.750%, 09/21/47	716,000	724,506
6.875%, 08/04/26 (d)	1,305,000	1,434,195
Phillips 66 3.900%, 03/15/28	425,000	423,459
Shell International Finance B.V. 2.875%, 05/10/26	1,509,000	1,454,285
3.400%, 08/12/23	420,000	424,383
3.750%, 09/12/46	806,000	777,190
4.000%, 05/10/46	1,585,000	1,586,334
4.125%, 05/11/35	600,000	621,668
4.300%, 09/22/19	800,000	818,839
Sinopec Capital 2013, Ltd. 3.125%, 04/24/23 (144A)	700,000	677,949
Sinopec Group Overseas Development 2013, Ltd. 4.375%, 10/17/23 (144A)	1,246,000	1,277,924
Statoil ASA 1.150%, 05/15/18	389,000	388,516
2.650%, 01/15/24	393,000	379,175
3.250%, 11/10/24	399,000	395,331
7.250%, 09/23/27	1,040,000	1,319,005
Suncor Energy, Inc. 5.950%, 12/01/34	668,000	808,993
Total Capital International S.A. 3.700%, 01/15/24	654,000	666,627
Valero Energy Corp. 7.500%, 04/15/32	180,000	235,743

		47,928,584

Oil & Gas Services—0.1%
Baker Hughes a GE Co. LLC 5.125%, 09/15/40	360,000	398,921

Oil & Gas Services—(Continued)
Halliburton Co. 4.850%, 11/15/35	270,000	290,761
6.750%, 02/01/27	650,000	738,100
7.450%, 09/15/39	200,000	277,377
8.750%, 02/15/21	350,000	401,030
Schlumberger Investment S.A. 2.400%, 08/01/22 (144A)	600,000	579,918
3.300%, 09/14/21 (144A)	650,000	653,571

		3,339,678

Packaging & Containers—0.0%
WestRock Co. 3.750%, 03/15/25 (144A)	300,000	299,305

Pharmaceuticals—1.0%
AbbVie, Inc. 2.850%, 05/14/23	200,000	193,691
3.600%, 05/14/25	1,787,000	1,761,131
4.300%, 05/14/36	27,000	27,004
4.500%, 05/14/35	2,340,000	2,396,634
Allergan Funding SCS 3.450%, 03/15/22	1,504,000	1,491,142
3.850%, 06/15/24	1,038,000	1,025,526
4.550%, 03/15/35	652,000	638,296
Allergan, Inc. 2.800%, 03/15/23	172,000	163,514
3.375%, 09/15/20	474,000	474,283
Bayer U.S. Finance LLC 2.375%, 10/08/19 (144A)	423,000	419,340
3.375%, 10/08/24 (144A)	472,000	463,770
Cardinal Health, Inc. 3.410%, 06/15/27 (d)	400,000	376,734
3.750%, 09/15/25	150,000	148,610
CVS Health Corp. 4.100%, 03/25/25	3,038,000	3,059,418
4.300%, 03/25/28	813,000	816,464
4.780%, 03/25/38	1,200,000	1,216,236
5.050%, 03/25/48	670,000	704,697
CVS Pass-Through Trust 5.773%, 01/10/33 (144A)	786,431	838,677
6.204%, 10/10/25 (144A)	624,619	666,028
8.353%, 07/10/31 (144A)	158,048	194,361
Express Scripts Holding Co. 3.000%, 07/15/23	900,000	862,532
3.500%, 06/15/24	300,000	292,933
4.800%, 07/15/46	156,000	158,359
Johnson & Johnson 3.400%, 01/15/38	741,000	712,500
McKesson Corp. 3.950%, 02/16/28	184,000	181,720
Mead Johnson Nutrition Co. 4.125%, 11/15/25	89,000	91,340
Medco Health Solutions, Inc. 4.125%, 09/15/20	800,000	816,067

BHFTI-190

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Merck & Co., Inc. 2.400%, 09/15/22	343,000	$334,883
2.800%, 05/18/23	625,000	615,983
3.700%, 02/10/45	60,000	58,537
Mylan, Inc. 3.125%, 01/15/23 (144A)	300,000	290,297
4.550%, 04/15/28 (144A)	700,000	701,138
Novartis Capital Corp. 3.400%, 05/06/24	863,000	869,379
Pfizer, Inc. 3.000%, 12/15/26	450,000	435,804
Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/23	445,000	424,833
Teva Pharmaceutical Finance Netherlands B.V. 2.800%, 07/21/23	1,137,000	963,360

		24,885,221

Pipelines—1.2%
Andeavor Logistics L.P. / Tesoro Logistics Finance Corp. 4.250%, 12/01/27	375,000	365,580
ANR Pipeline Co. 7.375%, 02/15/24	226,000	260,740
APT Pipelines, Ltd. 4.250%, 07/15/27 (144A)	687,000	686,831
Boardwalk Pipelines L.P. 4.450%, 07/15/27	132,000	128,333
4.950%, 12/15/24	833,000	855,729
5.950%, 06/01/26	191,000	204,689
Buckeye Partners L.P. 2.650%, 11/15/18	400,000	399,002
3.950%, 12/01/26	111,000	104,795
4.875%, 02/01/21	600,000	617,272
5.850%, 11/15/43	575,000	588,376
Enbridge, Inc. 3.700%, 07/15/27	538,000	515,715
4.500%, 06/10/44	350,000	338,752
6.250%, 03/01/78 (a)	480,000	475,497
Energy Transfer L.P.
3.600%, 02/01/23	114,000	111,125
4.750%, 01/15/26	308,000	311,418
4.900%, 02/01/24	244,000	250,481
6.050%, 06/01/41	1,167,000	1,183,732
Energy Transfer L.P. / Regency Energy Finance Corp.
5.000%, 10/01/22	270,000	280,690
Energy Transfer Partners L.P.
6.500%, 02/01/42	134,000	144,735
Energy Transfer Partners L.P.
4.050%, 03/15/25	273,000	267,744
EnLink Midstream Partners L.P.
2.700%, 04/01/19	200,000	198,903
4.150%, 06/01/25	261,000	253,674
5.600%, 04/01/44	201,000	200,875
Enterprise Products Operating LLC
3.350%, 03/15/23	417,000	415,520
3.750%, 02/15/25	515,000	517,307

Pipelines—(Continued)
Enterprise Products Operating LLC
3.900%, 02/15/24	662,000	670,394
4.950%, 10/15/54	179,000	184,060
5.100%, 02/15/45	379,000	412,081
6.875%, 03/01/33	150,000	188,877
Gulf South Pipeline Co. L.P.
4.000%, 06/15/22	200,000	201,039
Kinder Morgan, Inc.
4.300%, 03/01/28	1,000,000	995,639
5.200%, 03/01/48	870,000	873,897
Magellan Midstream Partners L.P.
4.200%, 12/01/42	269,000	252,665
4.250%, 02/01/21	659,000	673,419
5.150%, 10/15/43	201,000	219,081
6.400%, 07/15/18	1,420,000	1,433,612
MPLX L.P.
4.000%, 03/15/28	373,000	367,597
4.500%, 04/15/38	285,000	281,389
4.875%, 12/01/24	529,000	554,692
5.200%, 03/01/47	215,000	224,673
ONEOK Partners L.P.
3.200%, 09/15/18	145,000	145,541
3.375%, 10/01/22	44,000	43,308
4.900%, 03/15/25	1,000,000	1,043,868
5.000%, 09/15/23	96,000	101,261
6.650%, 10/01/36	950,000	1,144,891
Phillips 66 Partners L.P.
3.550%, 10/01/26	117,000	111,341
4.900%, 10/01/46	255,000	255,985
Plains All American Pipeline L.P. / PAA Finance Corp.
3.600%, 11/01/24	1,875,000	1,787,161
3.650%, 06/01/22	176,000	173,598
4.900%, 02/15/45	100,000	91,958
Southern Natural Gas Co. LLC
4.800%, 03/15/47 (144A)	244,000	256,804
8.000%, 03/01/32	210,000	274,556
Sunoco Logistics Partners Operations L.P.
3.900%, 07/15/26	117,000	111,142
4.250%, 04/01/24	233,000	231,681
4.950%, 01/15/43	394,000	357,202
5.300%, 04/01/44	200,000	186,037
5.350%, 05/15/45	633,000	589,708
6.100%, 02/15/42	500,000	507,241
TC PipeLines L.P.
3.900%, 05/25/27	254,000	242,963
TransCanada PipeLines, Ltd.
2.500%, 08/01/22	350,000	340,602
3.750%, 10/16/23	910,000	928,603
7.125%, 01/15/19	490,000	507,259
7.250%, 08/15/38	200,000	271,371
Valero Energy Partners L.P.
4.500%, 03/15/28	215,000	216,261
Western Gas Partners L.P.
4.500%, 03/01/28	136,000	136,277
4.650%, 07/01/26	280,000	283,466
5.300%, 03/01/48	294,000	291,175
5.450%, 04/01/44	178,000	179,852

BHFTI-191

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Williams Partners L.P.
3.900%, 01/15/25	262,000	$259,476
4.850%, 03/01/48	427,000	422,678

		28,703,896

Real Estate—0.1%
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd.
3.400%, 09/30/26 (144A)	632,000	595,831
Mitsui Fudosan Co., Ltd.
3.650%, 07/20/27 (144A)	0	0
Ontario Teachers’ Cadillac Fairview Properties Trust
3.125%, 03/20/22 (144A)	579,000	575,724
3.875%, 03/20/27 (144A)	603,000	606,794
ProLogis L.P.
3.750%, 11/01/25	89,000	89,881

		1,868,230

Real Estate Investment Trusts—1.0%
American Tower Corp.
2.250%, 01/15/22	500,000	478,131
3.375%, 10/15/26	287,000	268,543
3.500%, 01/31/23	790,000	785,465
AvalonBay Communities, Inc.
2.850%, 03/15/23	400,000	390,794
2.900%, 10/15/26 (d)	165,000	154,677
3.900%, 10/15/46	150,000	141,259
Boston Properties L.P.
2.750%, 10/01/26	300,000	273,094
3.200%, 01/15/25	380,000	366,817
3.800%, 02/01/24	500,000	503,080
3.850%, 02/01/23	800,000	815,199
Brixmor Operating Partnership L.P.
3.850%, 02/01/25	500,000	488,409
Crown Castle International Corp.
4.000%, 03/01/27	166,000	163,234
4.875%, 04/15/22	835,000	877,284
DDR Corp.
4.700%, 06/01/27	226,000	230,257
Digital Realty Trust L.P.
3.700%, 08/15/27	270,000	260,181
Duke Realty L.P.
3.625%, 04/15/23	1,128,000	1,135,327
EPR Properties
4.500%, 06/01/27	497,000	484,536
Equity Commonwealth
5.875%, 09/15/20	800,000	832,049
ERP Operating L.P.
2.375%, 07/01/19	538,000	535,510
2.850%, 11/01/26	230,000	217,779
3.500%, 03/01/28	294,000	287,970
4.625%, 12/15/21	150,000	156,744
4.750%, 07/15/20	578,000	599,128
Goodman U.S. Finance Four LLC
4.500%, 10/15/37 (144A)	372,000	370,665

Real Estate Investment Trusts—(Continued)
Goodman U.S. Finance Three LLC
3.700%, 03/15/28 (144A)	387,000	371,906
Government Properties Income Trust
4.000%, 07/15/22	627,000	625,176
HCP, Inc.
3.400%, 02/01/25	303,000	294,215
3.875%, 08/15/24	1,986,000	1,968,981
Kimco Realty Corp.
3.800%, 04/01/27	600,000	577,648
Liberty Property L.P.
3.250%, 10/01/26	199,000	189,392
National Retail Properties, Inc.
3.600%, 12/15/26	453,000	436,099
Realty Income Corp.
3.000%, 01/15/27	410,000	378,607
3.875%, 04/15/25	505,000	503,402
4.650%, 03/15/47	225,000	231,313
Scentre Group Trust 1 / Scentre Group Trust 2
3.500%, 02/12/25 (144A)	720,000	710,604
Select Income REIT
3.600%, 02/01/20	1,000,000	997,854
Senior Housing Properties Trust
3.250%, 05/01/19	550,000	550,402
4.750%, 02/15/28	500,000	489,882
Simon Property Group L.P.
2.750%, 02/01/23	200,000	195,076
4.375%, 03/01/21	1,185,000	1,227,158
UDR, Inc.
2.950%, 09/01/26	233,000	214,528
Ventas Realty L.P.
3.500%, 02/01/25	197,000	191,820
3.750%, 05/01/24	647,000	648,410
3.850%, 04/01/27	369,000	360,936
VEREIT Operating Partnership L.P.
4.600%, 02/06/24	960,000	972,394
Welltower, Inc.
4.000%, 06/01/25	300,000	299,759
4.500%, 01/15/24	1,024,000	1,059,030
5.250%, 01/15/22	600,000	637,444

		24,948,168

Retail—0.4%
Advance Auto Parts, Inc.
4.500%, 12/01/23	1,001,000	1,036,092
AutoZone, Inc.
3.750%, 06/01/27 (d)	344,000	336,963
Dollar General Corp.
4.125%, 05/01/28	485,000	489,337
Home Depot, Inc. (The)
2.125%, 09/15/26	193,000	174,585
2.625%, 06/01/22	700,000	689,540
3.500%, 09/15/56	134,000	119,657
3.750%, 02/15/24	586,000	606,198
4.200%, 04/01/43	207,000	214,055
4.400%, 03/15/45	143,000	153,303

BHFTI-192

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
Lowe’s Cos., Inc.
3.120%, 04/15/22 (d)	900,000	$905,662
3.125%, 09/15/24	276,000	271,922
McDonald’s Corp.
3.350%, 04/01/23	235,000	236,301
4.450%, 03/01/47	180,000	185,528
4.700%, 12/09/35	84,000	89,732
6.300%, 10/15/37	152,000	195,096
O’Reilly Automotive, Inc.
3.600%, 09/01/27	494,000	478,662
Target Corp.
3.500%, 07/01/24	484,000	491,472
Walgreen Co.
4.400%, 09/15/42	200,000	187,136
Walgreens Boots Alliance, Inc.
4.500%, 11/18/34	349,000	345,270
Walmart, Inc.
3.300%, 04/22/24	575,000	578,220
Walmart, Inc.
3.625%, 12/15/47 (d)	500,000	489,204

		8,273,935

Savings & Loans—0.0%
Nationwide Building Society
4.000%, 09/14/26 (144A)	449,000	432,628
4.302%, 03/08/29 (144A) (a)	600,000	598,219

		1,030,847

Semiconductors—0.2%
Analog Devices, Inc.
3.125%, 12/05/23	293,000	286,954
4.500%, 12/05/36	336,000	341,327
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.625%, 01/15/24	1,205,000	1,185,394
3.875%, 01/15/27	1,121,000	1,090,266
Intel Corp.
3.150%, 05/11/27	200,000	195,844
3.700%, 07/29/25	260,000	265,712
4.000%, 12/15/32	1,000,000	1,041,198
QUALCOMM, Inc.
2.600%, 01/30/23	69,000	66,179
3.250%, 05/20/27	627,000	594,374

		5,067,248

Software—0.6%
Microsoft Corp.
2.400%, 08/08/26	400,000	372,231
2.875%, 02/06/24	1,252,000	1,230,319
3.300%, 02/06/27	502,000	498,371
3.500%, 02/12/35	296,000	292,361
3.950%, 08/08/56	180,000	178,913
4.000%, 02/12/55	310,000	314,868
4.100%, 02/06/37	924,000	979,793
4.500%, 02/06/57	810,000	887,854

Software—(Continued)
Oracle Corp.
2.500%, 10/15/22	3,410,000	3,324,732
2.950%, 11/15/24	900,000	875,706
3.800%, 11/15/37	900,000	889,967
3.850%, 07/15/36	800,000	792,551
3.900%, 05/15/35	230,000	229,971
4.300%, 07/08/34 (d)	1,676,000	1,769,394
VMware, Inc.
2.950%, 08/21/22	933,000	894,142

		13,531,173

Telecommunications—1.6%
America Movil S.A.B. de C.V.
3.125%, 07/16/22 (d)	1,600,000	1,573,277
AT&T, Inc.
3.400%, 05/15/25	891,000	858,521
3.950%, 01/15/25	858,000	857,467
4.125%, 02/17/26	570,000	571,381
4.300%, 02/15/30 (144A)	5,805,000	5,771,842
4.450%, 04/01/24	262,000	270,424
4.500%, 05/15/35	1,000,000	982,154
4.550%, 03/09/49	149,000	139,259
4.750%, 05/15/46	296,000	287,488
4.900%, 08/14/37	2,260,000	2,272,761
5.150%, 11/15/46 (144A)	1,272,000	1,300,007
5.350%, 09/01/40	726,000	762,030
6.350%, 03/15/40	530,000	614,981
6.375%, 03/01/41	300,000	348,434
Cisco Systems, Inc.
3.000%, 06/15/22	278,000	277,248
3.625%, 03/04/24	700,000	713,580
5.900%, 02/15/39	900,000	1,176,059
Deutsche Telekom International Finance B.V.
3.600%, 01/19/27 (144A)	980,000	962,050
Qwest Corp.
6.875%, 09/15/33	587,000	558,618
Rogers Communications, Inc.
8.750%, 05/01/32	940,000	1,283,441
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3.360%, 09/20/21 (144A)	1,635,375	1,625,154
Telefonica Emisiones S.A.U.
3.192%, 04/27/18	210,000	210,084
4.103%, 03/08/27 (d)	588,000	587,397
4.665%, 03/06/38	625,000	632,194
5.134%, 04/27/20	551,000	572,329
5.213%, 03/08/47	547,000	581,338
Verizon Communications, Inc.
3.000%, 11/01/21	1,500,000	1,488,379
3.450%, 03/15/21	534,000	539,374
4.125%, 03/16/27 (d)	400,000	405,166
4.400%, 11/01/34	1,263,000	1,247,341
4.500%, 08/10/33	2,329,000	2,357,698
4.672%, 03/15/55	339,000	322,449
4.812%, 03/15/39	4,185,000	4,276,672

BHFTI-193

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Verizon Communications, Inc.
5.012%, 08/21/54	204,000	$203,971
5.250%, 03/16/37	548,000	590,914
Vodafone Group plc
6.150%, 02/27/37	500,000	581,204

		37,802,686

Transportation—0.4%
Burlington Northern Santa Fe LLC
3.050%, 09/01/22	300,000	299,360
7.950%, 08/15/30	1,185,000	1,619,303
Burlington Northern, Inc.
8.750%, 02/25/22	812,000	965,301
Canadian Pacific Railway Co.
4.500%, 01/15/22	300,000	312,209
6.125%, 09/15/15	100,000	124,892
6.500%, 05/15/18	680,000	683,135
7.125%, 10/15/31	872,000	1,137,074
CSX Corp.
3.250%, 06/01/27	324,000	309,692
6.000%, 10/01/36	300,000	365,620
FedEx Corp.
3.900%, 02/01/35	382,000	369,366
4.100%, 04/15/43	100,000	95,273
Norfolk Southern Corp.
3.850%, 01/15/24	679,000	695,382
3.942%, 11/01/47 (144A)	219,000	210,811
Ryder System, Inc.
2.450%, 09/03/19	555,000	550,929
Union Pacific Corp.
3.600%, 09/15/37	163,000	156,943
3.750%, 03/15/24	650,000	663,934
4.100%, 09/15/67	200,000	191,308

		8,750,532

Trucking & Leasing—0.1%
Aviation Capital Group LLC
3.500%, 11/01/27 (144A)	300,000	281,481
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
2.500%, 06/15/19 (144A)	175,000	174,122
2.700%, 03/14/23 (144A)	948,000	910,100
2.875%, 07/17/18 (144A)	80,000	80,031
3.375%, 02/01/22 (144A)	848,000	843,374

		2,289,108

Water—0.1%
American Water Capital Corp.
3.400%, 03/01/25	319,000	319,576
3.850%, 03/01/24	1,130,000	1,162,441

		1,482,017

Total Corporate Bonds & Notes (Cost $698,685,263)		682,298,009

Asset-Backed Securities—10.5%
Security Description	Principal Amount*	Value

Asset-Backed - Automobile—3.9%
American Credit Acceptance Receivables Trust
1.500%, 06/12/20 (144A)	27,387	27,377
1.700%, 11/12/20 (144A)	70,668	70,626
1.720%, 06/15/20 (144A)	135,391	135,366
2.910%, 02/13/23 (144A)	977,000	975,210
4.260%, 08/12/22 (144A)	867,000	874,459
AmeriCredit Automobile Receivables Trust
1.600%, 11/09/20	253,655	252,676
1.830%, 12/08/21	750,000	735,449
2.300%, 02/18/22	785,000	773,919
2.690%, 06/19/23	409,000	403,384
2.710%, 08/18/22	421,000	415,819
3.130%, 01/18/23	945,000	937,912
Capital Auto Receivables Asset Trust
2.790%, 01/20/22 (144A)	5,075,000	5,076,300
Carfinance Capital Auto Trust
1.440%, 11/16/20 (144A)	34,604	34,587
1.750%, 06/15/21 (144A)	112,849	112,579
2.720%, 04/15/20 (144A)	6,829	6,829
Carnow Auto Receivables Trust
2.920%, 09/15/22 (144A)	1,227,529	1,222,145
3.490%, 02/15/21 (144A)	1,401,846	1,400,638
CPS Auto Receivables Trust
1.820%, 09/15/20 (144A)	197,834	197,193
2.860%, 06/15/23 (144A)	1,533,000	1,519,815
3.270%, 06/15/22 (144A)	1,050,000	1,051,566
3.770%, 08/17/20 (144A)	558,000	563,259
3.790%, 06/15/23 (144A)	564,000	562,665
4.000%, 02/16/21 (144A)	223,000	225,525
4.350%, 11/16/20 (144A)	450,000	456,635
Credit Acceptance Auto Loan Trust
2.560%, 10/15/25 (144A)	1,197,000	1,190,623
3.010%, 02/16/27 (144A)	1,586,000	1,575,889
3.020%, 04/15/26 (144A)	4,025,000	3,958,953
3.040%, 12/15/25 (144A)	524,000	522,093
3.350%, 06/15/26 (144A)	489,000	482,845
3.480%, 02/17/26 (144A)	440,000	437,470
Drive Auto Receivables Trust
2.300%, 05/17/21	9,854,000	9,810,193
2.510%, 01/15/21 (144A)	563,000	562,681
2.560%, 06/15/20 (144A)	79,298	79,305
2.750%, 09/15/23	3,399,000	3,379,934
2.840%, 04/15/22	2,135,000	2,133,218
2.980%, 01/18/22 (144A)	898,000	898,291
3.530%, 12/15/23 (144A)	4,820,000	4,820,280
3.840%, 03/15/23	2,425,000	2,447,860
4.120%, 07/15/22 (144A)	1,177,000	1,188,014
4.160%, 05/15/24 (144A)	1,195,000	1,214,556
4.180%, 03/15/24 (144A)	2,076,000	2,110,015
DT Auto Owner Trust
1.560%, 06/15/20 (144A)	52,951	52,904
2.020%, 08/17/20 (144A)	411,434	410,860
3.030%, 01/17/23 (144A)	1,823,000	1,819,800
3.470%, 12/15/23 (144A)	1,715,000	1,714,971
3.550%, 11/15/22 (144A)	1,089,000	1,085,328
3.580%, 05/15/23 (144A)	969,000	961,644

BHFTI-194

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Automobile—(Continued)
DT Auto Owner Trust
3.770%, 10/17/22 (144A)	1,068,400	$1,060,082
3.810%, 12/15/23 (144A)	1,211,000	1,210,879
Exeter Automobile Receivables Trust
2.050%, 12/15/21 (144A)	969,669	964,329
2.210%, 07/15/20 (144A)	196,828	196,733
2.840%, 08/16/21 (144A)	785,000	784,738
3.260%, 12/16/19 (144A)	137,775	137,926
3.950%, 12/15/22 (144A)	580,000	584,268
First Investors Auto Owner Trust
1.530%, 11/16/20 (144A)	337,968	336,936
1.670%, 11/16/20 (144A)	9,983	9,979
Flagship Credit Auto Trust
1.630%, 06/15/20 (144A)	28,257	28,243
2.710%, 11/15/22 (144A)	1,195,000	1,181,597
2.840%, 11/16/20 (144A)	456,191	456,543
3.950%, 12/15/20 (144A)	440,000	443,497
GLS Auto Receivables Trust
2.730%, 10/15/20 (144A)	314,157	314,106
4.390%, 01/15/21 (144A)	540,000	545,035
Nissan Auto Receivables Owner Trust
1.110%, 05/15/19	19,101	19,098
2.120%, 04/18/22	2,934,000	2,900,733
OneMain Direct Auto Receivables Trust
2.040%, 01/15/21 (144A)	71,122	71,079
2.550%, 11/14/23 (144A)	2,400,000	2,357,396
2.820%, 07/15/24 (144A)	4,225,000	4,154,567
4.580%, 09/15/21 (144A)	533,000	534,086
Prestige Auto Receivables Trust
3.910%, 11/15/22 (144A)	1,979,000	1,975,437
Santander Retail Auto Lease Trust
2.930%, 05/20/21 (144A)	2,396,000	2,395,749
Sierra Auto Receivables Securitization Trust
2.850%, 01/18/22 (144A)	143,819	143,781
Tricolor Auto Securitization Trust
5.050%, 12/15/20 (144A) (h)	4,125,000	4,125,136
USASF Receivables LLC
5.750%, 09/15/30 (144A) (h)	1,911,291	1,893,172
Westlake Automobile Receivables Trust
1.570%, 06/17/19 (144A)	75,793	75,763
2.460%, 01/18/22 (144A)	1,036,000	1,031,349
2.700%, 10/17/22 (144A)	720,000	718,006
4.100%, 06/15/21 (144A)	500,000	505,953
World Omni Automobile Lease Securitization Trust
2.830%, 07/15/21	2,314,000	2,313,703

		94,359,559

Asset-Backed - Credit Card—0.2%
Continental Credit Card
4.290%, 01/15/24 (144A)	3,525,395	3,539,501
4.560%, 01/15/23 (144A)	618,484	618,059

		4,157,560

Asset-Backed - Home Equity—0.0%
Asset-Backed Securities Corp. Home Equity Loan Trust
2.622%, 1M LIBOR + 0.750%, 02/25/35 (a)	161,057	160,970

Asset-Backed - Other—6.4%
AJAX Mortgage Loan Trust
4.125%, 10/25/56 (144A)	1,359,468	1,351,838
American Homes 4 Rent Trust
3.467%, 04/17/52 (144A)	1,183,155	1,196,071
3.678%, 12/17/36 (144A)	94,163	96,442
4.201%, 12/17/36 (144A)	400,000	415,926
4.290%, 10/17/36 (144A)	300,000	313,254
4.596%, 12/17/36 (144A)	250,000	261,283
5.036%, 10/17/45 (144A)	1,900,000	2,029,261
5.639%, 04/17/52 (144A)	500,000	541,123
6.231%, 10/17/36 (144A)	650,000	724,057
6.418%, 12/17/36 (144A)	300,000	338,168
American Tower Trust I
3.070%, 03/15/48 (144A)	1,920,000	1,895,287
AXIS Equipment Finance Receivables LLC
2.210%, 11/20/21 (144A)	1,017,622	1,011,691
B2R Mortgage Trust
2.524%, 05/15/48 (144A)	730,244	721,410
BCC Funding XIII LLC
2.200%, 12/20/21 (144A)	940,407	935,314
Business Jet Securities LLC
4.335%, 02/15/33 (144A)	2,796,229	2,803,153
CAM Mortgage Trust
3.220%, 08/01/57 (144A)	710,302	706,530
Camillo
5.000%, 12/05/23 (144A) (h)	3,533,208	3,525,481
CLUB Credit Trust
2.390%, 04/17/23 (144A)	86,104	86,086
Colony American Finance, Ltd.
2.554%, 11/15/48 (144A)	989,303	967,625
Conix Mortgage Asset Trust
4.704%, 12/25/47 (144A) (a) (f) (g) (h)	1,078,519	115,725
Consumer Loan Underlying Bond Credit Trust
2.550%, 01/16/24 (144A)	2,738,683	2,733,272
COOF Securitization Trust, Ltd.
2.973%, 06/25/40 (144A) (a) (b)	1,653,722	148,999
Diamond Resorts Owner Trust
3.270%, 10/22/29 (144A)	1,895,036	1,856,643
DT Asset Trust
5.840%, 12/16/22 (144A) (h)	2,000,000	1,998,400
Engs Commercial Finance Trust
2.630%, 02/22/22 (144A)	590,483	584,292
FirstKey Lending Trust
2.553%, 03/09/47 (144A)	1,896,940	1,887,248
3.417%, 03/09/47 (144A)	1,442,000	1,436,967
GMAT Trust
6.967%, 11/25/43 (144A)	211,133	211,361
Gold Key Resorts LLC
3.220%, 03/17/31 (144A)	482,779	477,424
Goodgreen Trust
3.260%, 10/15/53 (144A)	3,008,107	2,918,339
3.740%, 10/15/52 (144A)	670,850	650,221
5.000%, 10/20/51 (144A) (h)	3,858,717	3,795,434
HERO Funding Trust
3.080%, 09/20/42 (144A)	916,870	910,537
3.950%, 09/20/48 (144A)	2,741,668	2,778,391
4.460%, 09/20/47 (144A)	2,308,818	2,392,994

BHFTI-195

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Hilton Grand Vacations Trust
2.660%, 12/26/28 (144A)	1,102,312	$1,087,267
Kabbage Asset Securitization LLC
4.571%, 03/15/22 (144A)	6,515,000	6,632,931
KGS-Alpha SBA COOF Trust
0.631%, 05/25/39 (144A) (a) (b)	5,126,811	81,214
0.843%, 08/25/38 (144A) (a) (b)	5,278,307	126,869
1.629%, 03/25/39 (144A) (a) (b)	4,738,408	199,800
3.262%, 04/25/40 (144A) (a) (b)	1,386,989	112,762
LendingClub Issuance Trust
3.000%, 01/17/23 (144A)	184,397	184,203
3.750%, 06/15/22 (144A)	80,740	80,802
Lendmark Funding Trust
2.830%, 12/22/25 (144A)	1,512,000	1,504,010
LV Tower 52 Issuer LLC
5.750%, 02/15/23 (144A) (h)	2,363,007	2,363,007
7.750%, 02/15/23 (144A) (h)	1,209,663	1,209,663
Mariner Finance Issuance Trust
3.620%, 02/20/29 (144A)	1,631,000	1,636,760
Marlette Funding Trust
2.610%, 03/15/28 (144A)	2,728,302	2,723,901
2.827%, 03/15/24 (144A)	1,461,603	1,461,908
3.060%, 01/17/23 (144A)	296,962	296,949
Nationstar HECM Loan Trust
2.942%, 05/25/27 (144A)	305,000	302,835
New Residential Advance Receivables Trust
2.575%, 10/15/49 (144A)	1,720,000	1,702,322
New Residential Advance Receivables Trust Advance Receivables Backed Notes
3.020%, 10/15/49 (144A)	268,000	264,912
3.513%, 10/15/49 (144A)	625,000	618,198
NRZ Advance Receivables Trust Advance Receivables Backed
2.751%, 06/15/49 (144A)	882,000	871,056
Ocwen Master Advance Receivables Trust
2.499%, 09/15/48 (144A)	785,000	784,939
2.521%, 08/17/48 (144A)	3,612,000	3,610,871
3.064%, 08/17/48 (144A)	1,374,073	1,357,273
3.607%, 08/17/48 (144A)	980,777	979,120
4.246%, 08/17/48 (144A)	1,776,686	1,785,569
OnDeck Asset Securitization Trust II LLC
4.210%, 05/17/20 (144A)	632,000	632,320
7.630%, 05/17/20 (144A)	285,000	286,995
OneMain Financial Issuance Trust
3.020%, 09/18/24 (144A)	699,759	699,984
3.190%, 03/18/26 (144A)	2,308,967	2,313,964
3.660%, 02/20/29 (144A)	1,785,000	1,801,566
3.850%, 03/18/26 (144A)	450,000	451,045
6.000%, 02/20/29 (144A)	1,000,000	1,032,823
Oportun Funding II LLC
3.690%, 07/08/21 (144A)	3,332,000	3,328,060
Oportun Funding IV LLC
3.230%, 06/08/23 (144A)	1,187,000	1,171,582
4.850%, 11/08/21 (144A)	1,085,492	1,089,330
Oportun Funding LLC
3.280%, 11/08/21 (144A)	2,250,000	2,249,525
3.970%, 06/08/23 (144A) (a)	2,500,000	2,443,264

Asset-Backed - Other—(Continued)
Oportun Funding VII LLC
3.220%, 10/10/23 (144A)	988,000	976,452
Prosper Marketplace Issuance Trust
2.360%, 11/15/23 (144A)	2,216,684	2,207,557
2.410%, 09/15/23 (144A)	1,082,381	1,079,656
2.560%, 06/15/23 (144A)	677,338	677,550
Purchasing Power Funding LLC
3.340%, 08/15/22 (144A)	5,950,000	5,957,670
RBSHD Trust
7.685%, 10/25/47 (144A) (h)	718,456	714,589
Renew Financial
3.670%, 09/20/52 (144A)	902,088	875,151
Rice Park Financing Trust
4.625%, 10/31/41 (144A) (h)	3,764,551	3,764,551
SoFi Consumer Loan Program LLC
3.090%, 10/27/25 (144A)	676,353	676,683
SpringCastle America Funding LLC
3.050%, 04/25/29 (144A)	2,382,403	2,379,009
Springleaf Funding Trust
3.160%, 11/15/24 (144A)	2,034,828	2,036,657
3.620%, 11/15/24 (144A)	725,000	723,850
SPS Servicer Advance Receivables Trust
2.530%, 11/16/48 (144A)	2,525,000	2,519,478
Tricon American Homes Trust
2.589%, 11/17/33 (144A)	1,220,020	1,195,007
Upstart Securitization Trust
2.639%, 06/20/24 (144A)	815,845	813,848
Vericrest Opportunity Loan Trust LLC
3.125%, 06/25/47 (144A)	1,415,503	1,408,196
3.250%, 05/25/47 (144A)	738,767	735,311
3.250%, 06/25/47 (144A)	1,220,622	1,215,402
3.260%, 01/27/23 (i)	3,595,000	3,550,030
3.375%, 04/25/47 (144A)	1,275,722	1,273,050
3.375%, 10/25/47 (144A)	5,172,427	5,158,315
3.500%, 02/25/47 (144A)	474,840	473,761
3.500%, 03/25/47 (144A)	2,870,684	2,869,337
Verizon Owner Trust
1.420%, 01/20/21 (144A)	250,000	247,756
1.920%, 12/20/21 (144A)	3,648,000	3,595,292
2.060%, 04/20/22 (144A)	3,275,000	3,228,649
2.820%, 09/20/22 (144A)	6,251,000	6,245,859
VM DEBT LLC
6.500%, 10/02/24 (144A) (h)	2,795,000	2,795,000

		153,689,512

Asset-Backed - Student Loan—0.0%
Academic Loan Funding Trust
2.672%, 1M LIBOR + 0.800%, 12/26/44 (144A) (a)	972,561	967,799

Total Asset-Backed Securities (Cost $255,381,473)		253,335,400

BHFTI-196

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Mortgage-Backed Securities—3.1%

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—1.4%
ACRE TL
6.196%, 12/15/20	3,800,000	$3,800,000
Banc of America Funding Trust
3.218%, 05/20/34 (a)	965,815	982,556
Bear Stearns ALT-A Trust
2.512%, 1M LIBOR + 0.640%, 07/25/34 (a)	1,336,056	1,331,900
Countrywide Alternative Loan Trust
2.552%, 1M LIBOR + 0.680%, 08/25/34 (a)	40,402	40,524
Global Mortgage Securitization, Ltd.
2.192%, 1M LIBOR + 0.320%, 11/25/32 (144A) (a)	471,197	447,068
HarborView Mortgage Loan Trust
3.651%, 05/19/34 (a)	1,024,506	1,046,293
Headlands Residential LLC
3.875%, 08/25/22 (144A)	3,600,000	3,637,868
Impac CMB Trust
2.612%, 1M LIBOR + 0.740%, 11/25/34 (a)	2,699,818	2,695,614
JPMorgan Mortgage Trust
3.718%, 08/25/34 (a)	174,687	176,711
MASTR Asset Securitization Trust
5.500%, 12/25/33	427,105	434,167
Merrill Lynch Mortgage Investors Trust
2.332%, 6M LIBOR + 0.680%, 01/25/29 (a)	742,786	741,715
2.332%, 1M LIBOR + 0.460%, 04/25/29 (a)	507,515	500,512
2.372%, 1M LIBOR + 0.500%, 05/25/29 (a)	1,270,657	1,243,224
2.492%, 1M LIBOR + 0.620%, 10/25/28 (a)	580,768	576,920
2.512%, 1M LIBOR + 0.640%, 10/25/28 (a)	1,068,098	1,057,076
Sequoia Mortgage Trust
2.422%, 1M LIBOR + 0.600%, 12/20/34 (a)	1,422,027	1,400,886
2.462%, 1M LIBOR + 0.640%, 01/20/34 (a)	762,853	750,456
2.482%, 1M LIBOR + 0.660%, 07/20/33 (a)	946,005	891,964
2.502%, 1M LIBOR + 0.680%, 10/20/34 (a)	1,495,091	1,461,607
2.582%, 1M LIBOR + 0.760%, 04/20/33 (a)	757,947	744,348
Structured Adjustable Rate Mortgage Loan Trust
3.540%, 06/25/34 (a)	501,828	505,316
Structured Asset Mortgage Investments Trust
2.708%, 1M LIBOR + 0.900%, 05/19/33 (a)	1,316,648	1,301,257
Structured Asset Mortgage Investments Trust II
2.508%, 1M LIBOR + 0.700%, 01/19/34 (a)	1,233,737	1,203,607
2.508%, 1M LIBOR + 0.700%, 03/19/34 (a)	1,393,766	1,376,335
Structured Asset Securities Corp. Mortgage Loan Trust
2.472%, 1M LIBOR + 0.600%, 10/25/27 (a)	311,717	307,752
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.608%, 11/25/33 (a)	751,644	756,462
Thornburg Mortgage Securities Trust
2.512%, 1M LIBOR + 0.640%, 09/25/43 (a)	694,147	671,261
3.027%, 12/25/44 (a)	994,825	999,367
3.402%, 04/25/45 (a)	2,172,238	2,182,449
Wells Fargo Mortgage-Backed Securities Trust
3.524%, 03/25/35 (a)	1,244,841	1,279,419

		34,544,634

Commercial Mortgage-Backed Securities—1.7%
BAMLL Commercial Mortgage Securities Trust
4.214%, 08/15/46 (144A) (a)	1,200,000	1,128,569

Commercial Mortgage-Backed Securities—(Continued)
BAMLL Re-REMIC Trust
1.819%, 09/27/44 (144A) (a)	2,704,000	2,666,221
BB-UBS Trust
2.892%, 06/05/30 (144A)	240,000	234,393
3.430%, 11/05/36 (144A)	2,950,000	2,931,262
BXMT, Ltd.
3.736%, 06/15/35 (144A) (a)	2,200,000	2,199,996
4.486%, 06/15/35 (144A) (a)	1,860,000	1,859,994
Commercial Mortgage Pass-Through Certificates Mortgage Trust
0.221%, 07/10/45 (144A) (a) (b)	120,000,000	1,327,536
2.518%, 1M LIBOR + 0.800%, 08/13/27 (144A) (a)	990,000	990,006
2.568%, 1M LIBOR + 0.850%, 02/13/32 (144A) (a)	2,605,000	2,606,655
3.318%, 1M LIBOR + 1.600%, 02/13/32 (144A) (a)	1,000,000	1,000,955
Commercial Mortgage Trust
2.987%, 04/12/35 (144A) (a)	1,871,000	1,834,533
4.353%, 08/10/30 (144A)	3,000,000	3,152,048
Credit Suisse Mortgage Capital Certificates
4.373%, 09/15/37 (144A)	1,000,000	960,117
GS Mortgage Securities Corp. II
2.706%, 12/10/27 (144A)	249,928	249,092
GS Mortgage Securities Corp. Trust
3.551%, 04/10/34 (144A)	3,500,000	3,555,636
GS Mortgage Securities Trust
5.399%, 08/10/44 (144A) (a)	500,000	487,692
Ladder Capital Commercial Mortgage Trust
3.985%, 02/15/36 (144A)	768,000	782,466
Morgan Stanley Bank of America Merrill Lynch Trust
3.669%, 02/15/47	3,000,000	3,051,450
Morgan Stanley Re-REMIC Trust
0.250%, 07/27/49 (144A)	789,496	742,174
RBS Commercial Funding, Inc. Trust
3.260%, 03/11/31 (144A)	531,000	521,395
UBS-Barclays Commercial Mortgage Trust
3.244%, 04/10/46	2,228,000	2,239,382
VNDO Mortgage Trust
2.996%, 11/15/30 (144A)	1,400,000	1,385,623
3.808%, 12/13/29 (144A)	2,500,000	2,544,040
Wells Fargo Commercial Mortgage Trust
2.710%, 03/18/28 (144A) (a)	1,000,000	993,699
2.819%, 08/15/50	1,172,328	1,173,536
WF-RBS Commercial Mortgage Trust
4.272%, 03/15/45 (144A) (a)	300,000	282,434

		40,900,904

Total Mortgage-Backed Securities (Cost $75,076,086)		75,445,538

Foreign Government—0.9%

Electric—0.1%
Hydro-Quebec
8.050%, 07/07/24	1,100,000	1,383,775
9.400%, 02/01/21	845,000	990,150

		2,373,925

BHFTI-197

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Provincial—0.0%
Province of Quebec Canada
7.125%, 02/09/24	200,000	$242,246

Sovereign—0.8%
Colombia Government International Bonds
4.000%, 02/26/24 (d)	923,000	930,384
5.000%, 06/15/45	749,000	759,299
5.625%, 02/26/44 (d)	200,000	218,000
7.375%, 09/18/37	200,000	256,000
Israel Government AID Bonds
Zero Coupon, 11/01/24	8,960,000	7,353,755
Zero Coupon, 08/15/25	2,500,000	1,988,497
Mexico Government International Bonds
3.600%, 01/30/25	537,000	530,019
3.750%, 01/11/28	5,037,000	4,870,779
4.125%, 01/21/26 (d)	189,000	191,646
4.350%, 01/15/47	228,000	208,365
4.600%, 01/23/46	222,000	210,833
4.600%, 02/10/48	200,000	189,800
5.550%, 01/21/45 (d)	737,000	793,970
5.750%, 10/12/10	500,000	508,750
Peruvian Government International Bond
5.625%, 11/18/50 (d)	73,000	87,782
Republic of South Africa Government Bond
5.875%, 09/16/25	384,000	408,941

		19,506,820

Total Foreign Government (Cost $23,060,870)		22,122,991

Short-Term Investment—0.2%

Repurchase Agreement—0.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/18 at 0.600%, due on 04/02/18 with a maturity value of $5,458,461; collateralized by a U.S. Treasury Note at 1.875%, maturing 07/31/22, with a market value of $5,568,095.	5,458,097	5,458,097

Total Short-Term Investments (Cost $5,458,097)		5,458,097

Securities Lending Reinvestments (j)—5.0%

Certificates of Deposit—2.9%
Banco Del Estado De Chile New York
2.354%, 1M LIBOR + 0.500%, 09/21/18 (a)	3,000,000	2,999,805
Bank of Nova Scotia
2.482%, 3M LIBOR + 0.280%, 03/20/19 (a)	3,000,000	2,998,692
Barclays Capital, plc
1.956%, 1M LIBOR + 0.270%, 08/03/18 (a)	5,500,000	5,499,593
BNP Paribas New York
1.886%, 1M LIBOR + 0.200%, 05/04/18 (a)	1,000,000	1,000,024
Canadian Imperial Bank of Commerce
1.920%, 1M LIBOR + 0.170%, 04/13/18 (a)	3,250,000	3,249,896

Certificates of Deposit—(Continued)
Chiba Bank, Ltd., New York
1.740%, 04/11/18	4,000,000	3,999,692
Citigroup Global Markets, Ltd.
2.070%, 1M LIBOR + 0.330%, 09/12/18 (a)	2,000,000	1,999,650
Cooperative Rabobank UA
1.860%, 3M LIBOR + 0.140%, 10/16/18 (a)	3,500,000	3,500,000
Credit Suisse AG New York
1.930%, 1M LIBOR + 0.190%, 05/11/18 (a)	500,000	499,944
1.976%, 1M LIBOR + 0.190%, 04/16/18 (a)	1,000,000	999,958
2.230%, FEDEFF PRV + 0.550%, 09/07/18 (a)	2,000,000	2,000,000
Mitsubishi UFJ Trust and Banking Corp.
1.976%, 1M LIBOR + 0.190%, 04/16/18 (a)	2,000,000	1,999,878
Mizuho Bank, Ltd., New York
2.008%, 1M LIBOR + 0.200%, 04/18/18 (a)	2,000,000	1,999,972
2.077%, 1M LIBOR + 0.200%, 05/29/18 (a)	1,000,000	999,916
Natixis New York
1.896%, 1M LIBOR + 0.210%, 08/06/18 (a)	2,000,000	1,999,828
2.220%, 06/11/18	500,000	500,083
Norinchukin Bank New York
1.670%, 1M LIBOR + 0.300%, 09/04/18 (a)	1,000,000	999,394
2.061%, 1M LIBOR + 0.200%, 07/23/18 (a)	2,000,000	1,999,044
Oversea-Chinese Banking Corp., Ltd.
2.150%, 06/06/18	1,500,000	1,500,148
Royal Bank of Canada New York
1.990%, 1M LIBOR + 0.250%, 01/11/19 (a)	5,000,000	4,990,450
Societe Generale
1.950%, 1M LIBOR + 0.210%, 07/10/18 (a)	4,000,000	3,999,668
Standard Chartered plc
2.154%, 1M LIBOR + 0.300%, 08/22/18 (a)	1,000,000	999,904
2.250%, 08/21/18	1,500,000	1,499,370
State Street Bank and Trust Co.
1.831%, 1M LIBOR + 0.120%, 05/08/18 (a)	1,500,000	1,499,919
Sumitomo Mitsui Banking Corp., London
2.038%, 1M LIBOR + 0.230%, 05/17/18 (a)	3,000,000	2,997,750
Sumitomo Mitsui Banking Corp., New York
1.916%, 1M LIBOR + 0.230%, 09/05/18 (a)	2,000,000	1,999,190
1.920%, 1M LIBOR + 0.180%, 04/11/18 (a)	2,000,000	1,999,928
2.010%, 1M LIBOR + 0.270%, 09/10/18 (a)	1,500,000	1,499,552
Svenska Handelsbanken AB
2.027%, 1M LIBOR + 0.150%, 04/30/18 (a)	3,500,000	3,499,902
Wells Fargo Bank N.A.
1.835%, 3M LIBOR + 0.130%, 07/11/18 (a)	1,500,000	1,499,977
Westpac Banking Corp.
2.130%, FEDEFF PRV + 0.450%, 02/15/19 (a)	2,000,000	1,999,822

		69,230,949

Commercial Paper—0.8%
Alpine, Ltd.
2.240%, 06/07/18	994,400	995,870
Canadian Imperial Bank of Commerce
2.208%, 1M LIBOR + 0.400%, 09/17/18 (a)	1,000,000	999,909
ING Funding LLC
1.930%, 1M LIBOR + 0.190%, 08/10/18 (a)	3,000,000	2,998,932
LMA S.A. & LMA Americas
2.150%, 06/04/18	3,977,544	3,984,160

BHFTI-198

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (i)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Ridgefield Funding Co. LLC
2.018%, 1M LIBOR + 0.210%, 05/17/18 (a)	1,500,000	$1,499,784
Toyota Motor Credit Corp.
1.967%, 1M LIBOR + 0.190%, 05/11/18 (a)	3,500,000	3,499,892
UBS AG
1.880%, 1M LIBOR + 0.210%, 05/02/18 (a)	4,000,000	3,999,424

		17,977,971

Repurchase Agreements—1.1%
Citigroup Global Markets, Inc.
Repurchase Agreement dated 01/25/17 at 2.230%, due on 06/29/18 with a maturity value of $1,548,317; collateralized by various Common Stock with an aggregate market value of $1,650,000.	1,500,000	1,500,000
Deutsche Bank AG, London
Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $700,136; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 03/07/22 - 05/24/27, and an aggregate market value of $714,004.	700,000	700,000
Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $400,078; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 05/02/25, and an aggregate market value of $408,001.	400,000	400,000
Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $400,080; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.125%, maturity dates ranging from 04/14/22 - 08/07/23, and an aggregate market value of $408,003.	400,000	400,000
Repurchase Agreement dated 01/09/18 at 2.070%, due on 04/02/18 with a maturity value of $502,386; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $555,356.	500,000	500,000
Repurchase Agreement dated 03/15/18 at 2.070%, due on 04/02/18 with a maturity value of $3,003,105; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $3,332,136.	3,000,000	3,000,000
Repurchase Agreement dated 09/12/17 at 2.210%, due on 07/02/18 with a maturity value of $5,089,935; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $5,553,560.	5,000,000	5,000,000
ING Financial Markets LLC
Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $4,252,350; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $4,336,582.	4,251,543	4,251,543

Repurchase Agreements—(Continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc.
Repurchase Agreement dated 10/26/16 at 2.230%, due on 06/29/18 with a maturity value of $2,594,620; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 8.875%, maturity dates ranging from 01/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $2,704,958.	2,500,000	2,500,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 11/30/17 at 1.850%, due on 04/02/18 with a maturity value of $201,264; collateralized by various Common Stock with an aggregate market value of $222,452.	200,000	200,000
Repurchase Agreement dated 03/16/18 at 1.850%, due on 04/02/18 with a maturity value of $600,524; collateralized by various Common Stock with an aggregate market value of $667,356.	600,000	600,000
Repurchase Agreement dated 03/16/18 at 1.880%, due on 04/05/18 with a maturity value of $2,002,089; collateralized by various Common Stock with an aggregate market value of $2,224,520.	2,000,000	2,000,000
Pershing LLC
Repurchase Agreement dated 03/29/18 at 1.780%, due on 04/02/18 with a maturity value of $1,000,198; collateralized by U.S. Government Agency and Treasury Obligations with rates ranging from 0.000% - 11.500%, maturity dates ranging from 03/31/18 - 02/20/68, and an aggregate market value of $1,020,000.	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 03/08/18 at 1.820%, due on 04/02/18 with a maturity value of $3,003,792; collateralized by various Common Stock with an aggregate market value of $3,335,172.	3,000,000	3,000,000
Repurchase Agreement dated 03/16/18 at 1.820%, due on 04/02/18 with a maturity value of $2,001,719; collateralized by various Common Stock with an aggregate market value of $2,223,448.	2,000,000	2,000,000

		27,051,543

Time Deposits—0.2%
ABN AMRO Bank NV
1.680%, 04/02/18	2,000,000	2,000,000
Australia New Zealand Bank
1.670%, 04/02/18	2,000,000	2,000,000
Svenska Handelsbanken AB
1.640%, 04/02/18	1,000,000	1,000,000

		5,000,000

Total Securities Lending Reinvestments (Cost $119,282,386)		119,260,463

Total Investments—104.7% (Cost $2,557,851,855)		2,519,135,801
Other assets and liabilities (net)—(4.7)%		(113,533,169)

Net Assets—100.0%		$2,405,602,632

BHFTI-199

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Interest only security.
(c)	Principal only security.
(d)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $116,932,195 and the collateral received consisted of cash in the amount of $119,273,487. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(e)	Principal amount of security is adjusted for inflation.
(f)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2018, these securities represent less than 0.05% of net assets.
(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2018, the market value of restricted securities was $26,300,158, which is 1.1% of net assets. See details shown in the Restricted Securities table that follows.
(i)	Illiquid security. As of March 31, 2018, these securities represent 0.1% of net assets.
(j)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2018, the market value of 144A securities was $390,146,011, which is 16.0% of net assets.
(ACES)—	Alternative Credit Enhancement Securities
(ARM)—	Adjustable-Rate Mortgage
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(CMT)—	Constant Maturity Treasury Index
(FEDEFF PRV)—	Effective Federal Funds Rate
(ICE)—	Intercontinental Exchange Index
(LIBOR)—	London Interbank Offered Rate
(REMIC)—	Real Estate Mortgage Investment Conduit

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Camillo, 5.000%, 12/05/23	11/17/2016	$3,533,208	$3,534,203	$3,525,481
Conix Mortgage Asset Trust, 4.704%, 12/25/47	05/16/2013	1,078,519	1,078,519	115,725
DT Asset Trust, 5.840%, 12/16/22	12/21/17	2,000,000	2,000,000	1,998,400
Goodgreen Trust, 5.000%, 10/20/51	12/21/17	3,858,717	3,807,796	3,795,434
LV Tower 52 Issuer LLC, 5.750%, 02/15/23	08/03/2015-02/10/2017	2,363,007	2,360,351	2,363,007
LV Tower 52 Issuer LLC, 7.750%, 02/15/23	08/03/2015-02/10/2017	1,209,663	1,208,854	1,209,663
RBSHD Trust, 7.685%, 10/25/47	09/27/2013	718,456	718,456	714,589
Rice Park Financing Trust, 4.625%, 10/31/41	11/30/2016	3,764,551	3,752,721	3,764,551
Tricolor Auto Securitization Trust, 5.050%, 12/15/20	03/09/18	4,125,000	4,119,844	4,125,136
USASF Receivables LLC, 5.750%, 09/15/30	09/06/2017	1,911,291	1,906,512	1,893,172
VM DEBT LLC, 6.500%, 10/02/24	03/23/2017	2,795,000	2,788,012	2,795,000

				$26,300,158

BHFTI-200

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,361,215,303	$—	$1,361,215,303
Corporate Bonds & Notes
Aerospace/Defense	—	7,948,000	132,624	8,080,624
Agriculture	—	1,650,034	—	1,650,034
Airlines	—	10,744,477	—	10,744,477
Auto Manufacturers	—	19,290,405	—	19,290,405
Banks	—	168,794,806	—	168,794,806
Beverages	—	13,283,138	—	13,283,138
Biotechnology	—	7,942,992	—	7,942,992
Building Materials	—	2,360,372	—	2,360,372
Chemicals	—	9,997,171	—	9,997,171
Commercial Services	—	6,457,508	—	6,457,508
Computers	—	15,001,467	—	15,001,467
Cosmetics/Personal Care	—	1,029,189	—	1,029,189
Distribution/Wholesale	—	201,030	—	201,030
Diversified Financial Services	—	33,805,649	—	33,805,649
Electric	—	50,122,219	—	50,122,219
Electronics	—	2,503,639	—	2,503,639
Engineering & Construction	—	743,989	—	743,989
Environmental Control	—	923,024	—	923,024
Food	—	11,309,025	—	11,309,025
Forest Products & Paper	—	1,217,322	—	1,217,322
Gas	—	6,883,012	—	6,883,012
Healthcare-Products	—	4,935,425	—	4,935,425
Healthcare-Services	—	7,720,768	—	7,720,768
Holding Companies-Diversified	—	1,147,504	—	1,147,504
Household Products/Wares	—	581,262	—	581,262
Housewares	—	577,305	—	577,305
Insurance	—	32,551,813	—	32,551,813
Internet	—	7,384,567	—	7,384,567
Iron/Steel	—	2,721,041	—	2,721,041
Machinery-Construction & Mining	—	2,862,601	—	2,862,601
Machinery-Diversified	—	1,642,589	—	1,642,589
Media	—	27,483,162	—	27,483,162
Mining	—	2,902,041	—	2,902,041
Miscellaneous Manufacturing	—	5,868,120	—	5,868,120
Multi-National	—	1,378,091	—	1,378,091
Oil & Gas	—	47,928,584	—	47,928,584
Oil & Gas Services	—	3,339,678	—	3,339,678
Packaging & Containers	—	299,305	—	299,305
Pharmaceuticals	—	24,885,221	—	24,885,221

BHFTI-201

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Pipelines	$—	$28,703,896	$—	$28,703,896
Real Estate	—	1,868,230	—	1,868,230
Real Estate Investment Trusts	—	24,948,168	—	24,948,168
Retail	—	8,273,935	—	8,273,935
Savings & Loans	—	1,030,847	—	1,030,847
Semiconductors	—	5,067,248	—	5,067,248
Software	—	13,531,173	—	13,531,173
Telecommunications	—	37,802,686	—	37,802,686
Transportation	—	8,750,532	—	8,750,532
Trucking & Leasing	—	2,289,108	—	2,289,108
Water	—	1,482,017	—	1,482,017
Total Corporate Bonds & Notes	—	682,165,385	132,624	682,298,009
Asset-Backed Securities
Asset-Backed - Automobile	—	94,359,559	—	94,359,559
Asset-Backed - Credit Card	—	4,157,560	—	4,157,560
Asset-Backed - Home Equity	—	160,970	—	160,970
Asset-Backed - Other	—	153,573,787	115,725	153,689,512
Asset-Backed - Student Loan	—	967,799	—	967,799
Total Asset-Backed Securities	—	253,219,675	115,725	253,335,400
Total Mortgage-Backed Securities*	—	75,445,538	—	75,445,538
Total Foreign Government*	—	22,122,991	—	22,122,991
Total Short-Term Investment*	—	5,458,097	—	5,458,097
Total Securities Lending Reinvestments*	—	119,260,463	—	119,260,463
Total Investments	$—	$2,518,887,452	$248,349	$2,519,135,801

Collateral for Securities Loaned (Liability)	$—	$(119,273,487)	$—	$(119,273,487)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2018 is not presented.

BHFTI-202

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—34.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.3%
Airbus SE	16,938	$1,959,789
Boeing Co. (The)	1,628	533,789
General Dynamics Corp.	6,842	1,511,398
Harris Corp.	1,084	174,827
Northrop Grumman Corp.	4,035	1,408,699
United Technologies Corp.	10,587	1,332,056

		6,920,558

Air Freight & Logistics—0.2%
bpost S.A.	15,994	361,436
Deutsche Post AG	65,878	2,880,799
Yamato Holdings Co., Ltd.	42,000	1,055,910

		4,298,145

Airlines—0.4%
Air France-KLM (a)	30,382	337,543
Delta Air Lines, Inc.	20,216	1,108,039
Deutsche Lufthansa AG	32,434	1,036,061
International Consolidated Airlines Group S.A.	177,453	1,532,640
Japan Airlines Co., Ltd.	29,500	1,200,196
Qantas Airways, Ltd.	306,772	1,380,135
Ryanair Holdings plc (ADR) (a) (b)	11,438	1,405,158
United Continental Holdings, Inc. (a)	2,369	164,575

		8,164,347

Auto Components—0.6%
Aisin Seiki Co., Ltd.	14,200	777,482
Aptiv plc	4,790	407,006
Bridgestone Corp.	63,300	2,779,043
Cie Generale des Etablissements Michelin	11,731	1,734,005
Delphi Technologies plc	5,184	247,018
Faurecia	21,207	1,718,320
Koito Manufacturing Co., Ltd.	11,100	778,325
NGK Spark Plug Co., Ltd.	50,700	1,224,340
Sumitomo Electric Industries, Ltd.	62,000	953,154
Toyota Boshoku Corp.	16,400	340,709
TS Tech Co., Ltd.	11,100	441,021
Xinyi Glass Holdings, Ltd.	582,000	888,079

		12,288,502

Automobiles—0.9%
Astra International Tbk PT	2,119,100	1,128,828
Daimler AG	28,791	2,446,521
Ford Motor Co.	89,907	996,169
Honda Motor Co., Ltd.	56,100	1,947,934
Hyundai Motor Co.	10,720	1,449,437
Mahindra & Mahindra, Ltd. (GDR)	152,300	1,751,450
Renault S.A.	15,864	1,927,276
Toyota Motor Corp.	96,300	6,276,299
Yamaha Motor Co., Ltd.	31,200	933,714

		18,857,628

Banks—4.0%
ABN AMRO Group NV	57,897	1,745,578
Australia & New Zealand Banking Group, Ltd.	94,617	1,963,024

Banks—(Continued)
Banco Santander Chile (ADR)	30,340	1,016,693
Banco Santander S.A.	167,334	1,091,363
Bank Central Asia Tbk PT	686,600	1,165,720
Bank of America Corp.	147,191	4,414,258
Bank Rakyat Indonesia Persero Tbk PT	6,453,500	1,693,848
Bankia S.A.	239,987	1,075,498
BB&T Corp.	14,190	738,448
BNP Paribas S.A.	44,531	3,301,770
BOC Hong Kong Holdings, Ltd.	527,000	2,584,317
Capitec Bank Holdings, Ltd.	11,210	825,736
Citigroup, Inc.	46,603	3,145,703
Commonwealth Bank of Australia	13,640	761,845
Credicorp, Ltd.	7,050	1,600,632
Danske Bank A/S	44,646	1,668,510
DBS Group Holdings, Ltd.	182,100	3,841,387
DNB ASA	42,310	825,513
Erste Group Bank AG	31,120	1,565,104
Fifth Third Bancorp	3,502	111,189
Grupo Financiero Banorte S.A.B. de C.V. - Class O	123,340	751,451
Hang Seng Bank, Ltd.	13,200	307,747
HDFC Bank, Ltd. (ADR)	65,106	6,430,520
HSBC Holdings plc	331,401	3,097,891
Huntington Bancshares, Inc.	13,989	211,234
ING Groep NV	252,479	4,264,302
Itau Unibanco Holding S.A. (ADR) (b)	169,280	2,640,768
Jyske Bank A/S	11,304	669,742
KBC Groep NV	22,415	1,953,823
KeyCorp	35,824	700,359
Lloyds Banking Group plc	3,328,180	3,024,316
Mitsubishi UFJ Financial Group, Inc.	588,900	3,908,620
National Australia Bank, Ltd.	9,717	213,804
Oversea-Chinese Banking Corp., Ltd.	226,200	2,228,114
Public Bank Bhd	154,600	964,109
Sberbank of Russia PJSC (a)	71,260	315,341
Sberbank of Russia PJSC (ADR)	163,220	3,044,053
Siam Commercial Bank PCL (The)	289,800	1,329,910
Standard Chartered plc	158,701	1,589,129
Sumitomo Mitsui Financial Group, Inc.	70,000	2,968,314
SunTrust Banks, Inc.	5,581	379,731
SVB Financial Group (a)	1,356	325,454
Svenska Handelsbanken AB - A Shares	108,420	1,360,287
Swedbank AB - A Shares	26,406	592,060
Sydbank A/S	16,306	601,297
UniCredit S.p.A. (a)	46,587	977,494
Wells Fargo & Co.	53,417	2,799,585
Westpac Banking Corp.	19,065	421,582

		83,207,173

Beverages—0.9%
Ambev S.A. (ADR)	265,640	1,931,203
Anheuser-Busch InBev S.A.	20,926	2,299,821
Asahi Group Holdings, Ltd.	14,600	785,498
Coca-Cola Co. (The)	12,107	525,807
Constellation Brands, Inc. - Class A	2,874	655,042
Diageo plc	18,121	613,035
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	12,200	1,115,446

BHFTI-203

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Beverages—(Continued)
Heineken NV	9,955	$1,071,379
Kirin Holdings Co., Ltd.	47,000	1,260,466
Molson Coors Brewing Co. - Class B	19,500	1,468,935
PepsiCo, Inc.	23,758	2,593,186
Pernod-Ricard S.A.	17,174	2,860,921
Royal Unibrew A/S	9,431	627,038
Tsingtao Brewery Co., Ltd. - Class H	158,000	832,991

		18,640,768

Biotechnology—0.4%
AbbVie, Inc.	9,662	914,508
Alexion Pharmaceuticals, Inc. (a)	2,333	260,036
Amgen, Inc.	3,185	542,979
Biogen, Inc. (a)	3,695	1,011,765
BioMarin Pharmaceutical, Inc. (a)	930	75,395
Celgene Corp. (a)	7,473	666,667
CSL, Ltd.	5,160	620,472
Gilead Sciences, Inc.	14,277	1,076,343
Shire plc	37,766	1,882,606
Vertex Pharmaceuticals, Inc. (a)	5,205	848,311

		7,899,082

Building Products—0.2%
Allegion plc	8,517	726,415
Asahi Glass Co., Ltd.	17,200	720,913
Daikin Industries, Ltd.	15,400	1,710,217
Masco Corp.	22,461	908,323
Nichias Corp.	17,000	218,506
Takasago Thermal Engineering Co., Ltd.	11,300	209,531

		4,493,905

Capital Markets—1.1%
3i Group plc	192,656	2,326,142
Ameriprise Financial, Inc.	1,082	160,071
Bank of New York Mellon Corp. (The)	17,631	908,526
BlackRock, Inc.	1,188	643,563
Charles Schwab Corp. (The)	22,371	1,168,214
CME Group, Inc.	681	110,145
Credit Suisse Group AG (a)	59,222	993,713
Deutsche Bank AG	24,655	343,770
Deutsche Boerse AG	9,238	1,258,452
Euronext NV	11,555	845,647
Intercontinental Exchange, Inc.	11,835	858,274
Julius Baer Group, Ltd. (a)	8,776	540,382
Jupiter Fund Management plc	37,819	250,530
Macquarie Group, Ltd.	41,717	3,328,303
Morgan Stanley	40,532	2,187,107
Natixis S.A.	88,395	725,565
Partners Group Holding AG	2,178	1,620,944
Schroders plc	14,852	666,030
State Street Corp.	17,360	1,731,313
UBS Group AG (a)	67,760	1,193,131

		21,859,822

Chemicals—0.9%
Air Liquide S.A.	19,506	2,391,815
Akzo Nobel NV	11,224	1,061,085
Arkema S.A.	6,001	783,625
BASF SE	7,029	714,363
Celanese Corp. - Series A	5,164	517,485
Chr Hansen Holding A/S	8,330	719,732
Covestro AG	19,037	1,873,841
Daicel Corp.	62,000	679,255
DowDuPont, Inc.	41,862	2,667,028
Eastman Chemical Co.	13,201	1,393,762
Kuraray Co., Ltd.	39,000	677,554
Linde AG (a)	2,231	469,665
Mitsubishi Chemical Holdings Corp.	71,800	697,286
Mitsui Chemicals, Inc.	29,000	923,062
Sika AG	210	1,646,021
Sumitomo Bakelite Co., Ltd.	33,000	291,278
Sumitomo Chemical Co., Ltd.	119,000	688,062
Toray Industries, Inc.	134,500	1,277,435

		19,472,354

Communications Equipment—0.1%
Cisco Systems, Inc.	13,847	593,898
Nokia Oyj	181,770	1,004,761

		1,598,659

Construction & Engineering—0.4%
ACS Actividades de Construccion y Servicios S.A.	17,707	690,848
CIMIC Group, Ltd.	19,411	669,678
Eiffage S.A.	11,917	1,357,536
Kajima Corp.	103,000	968,446
Monadelphous Group, Ltd.	17,471	206,153
Obayashi Corp.	84,600	931,554
Penta-Ocean Construction Co., Ltd.	80,500	594,159
Shimizu Corp.	81,400	726,731
Taisei Corp.	22,000	1,127,264
Vinci S.A.	16,620	1,636,423

		8,908,792

Construction Materials—0.2%
CSR, Ltd.	50,030	200,242
HeidelbergCement AG	4,333	425,727
Ibstock plc	63,629	252,092
LafargeHolcim, Ltd. (a)	4,078	222,564
LafargeHolcim, Ltd. (a)	25,350	1,388,427
Siam Cement PCL (The)	64,500	1,018,964
Taiheiyo Cement Corp.	15,200	548,613
Vulcan Materials Co.	1,091	124,559

		4,181,188

Consumer Finance—0.1%
American Express Co.	10,641	992,592
Capital One Financial Corp.	11,957	1,145,720

		2,138,312

BHFTI-204

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Containers & Packaging—0.0%
Crown Holdings, Inc. (a)	4,789	$243,042
WestRock Co.	8,902	571,241

		814,283

Distributors—0.0%
Canon Marketing Japan, Inc.	7,500	203,063

Diversified Consumer Services—0.0%
H&R Block, Inc.	3,962	100,674

Diversified Financial Services—0.4%
Berkshire Hathaway, Inc. - Class B (a)	17,131	3,417,292
Eurazeo S.A.	5,767	531,041
EXOR NV	13,825	987,751
FirstRand, Ltd.	422,210	2,389,477
Mitsubishi UFJ Lease & Finance Co., Ltd.	56,600	337,371
ORIX Corp.	59,000	1,053,298
Voya Financial, Inc.	8,778	443,289

		9,159,519

Diversified Telecommunication Services—0.4%
AT&T, Inc.	14,237	507,549
Deutsche Telekom AG	75,681	1,234,599
Nippon Telegraph & Telephone Corp.	49,300	2,290,213
Sunrise Communications Group AG (a)	5,939	497,698
Telecom Italia S.p.A. (a)	810,099	771,467
Telefonica S.A.	80,641	799,236
Telenor ASA	78,702	1,790,034
Verizon Communications, Inc.	16,045	767,272

		8,658,068

Electric Utilities—0.6%
American Electric Power Co., Inc.	14,074	965,336
Enel S.p.A.	682,570	4,182,216
Exelon Corp.	15,246	594,746
Iberdrola S.A.	300,397	2,209,486
Kansai Electric Power Co., Inc. (The)	55,300	721,767
Kyushu Electric Power Co., Inc.	36,600	442,115
NextEra Energy, Inc.	13,049	2,131,293
PG&E Corp.	4,610	202,517
Xcel Energy, Inc.	28,510	1,296,635

		12,746,111

Electrical Equipment—0.5%
ABB, Ltd.	72,816	1,734,065
Eaton Corp. plc	17,944	1,433,905
Fuji Electric Co., Ltd.	110,000	758,336
Mabuchi Motor Co., Ltd.	30,400	1,507,998
Mitsubishi Electric Corp.	47,300	768,773
Nidec Corp.	2,600	398,829
Philips Lighting NV	37,277	1,402,394
Schneider Electric SE	26,528	2,333,425

		10,337,725

Electronic Equipment, Instruments & Components—0.3%
Azbil Corp.	4,900	230,766
Delta Electronics, Inc.	249,867	1,124,240
Hitachi, Ltd.	270,000	1,969,768
Jenoptik AG	11,976	423,649
Keyence Corp.	1,000	625,935
Largan Precision Co., Ltd.	6,000	694,216
TE Connectivity, Ltd.	1,971	196,903
Venture Corp., Ltd.	41,200	889,769

		6,155,246

Energy Equipment & Services—0.1%
Subsea 7 S.A.	45,862	586,092
TechnipFMC plc	13,571	395,265

		981,357

Equity Real Estate Investment Trusts—0.3%
American Tower Corp.	2,401	348,961
AvalonBay Communities, Inc.	5,435	893,840
Brixmor Property Group, Inc.	5,419	82,640
Dexus	123,522	888,212
Digital Realty Trust, Inc.	1,514	159,545
Equinix, Inc.	861	360,019
Equity Residential	12,469	768,340
Federal Realty Investment Trust	2,955	343,105
Goodman Group	186,669	1,213,196
HCP, Inc.	12,403	288,122
Prologis, Inc.	3,472	218,701
Public Storage	4,477	897,146
Vornado Realty Trust	9,119	613,709

		7,075,536

Food & Staples Retailing—0.8%
Bid Corp., Ltd.	75,189	1,638,009
CVS Health Corp.	9,673	601,757
Koninklijke Ahold Delhaize NV	84,427	2,001,874
Kroger Co. (The)	15,725	376,457
Magnit PJSC (GDR)	41,250	760,444
Metcash, Ltd.	173,942	420,406
President Chain Store Corp.	162,000	1,642,504
Raia Drogasil S.A.	32,320	732,265
Seven & i Holdings Co., Ltd.	39,600	1,699,034
Shoprite Holdings, Ltd.	66,080	1,411,386
Tesco plc	635,000	1,834,849
Wal-Mart de Mexico S.A.B. de C.V.	303,410	771,887
Walgreens Boots Alliance, Inc.	13,775	901,849
Wesfarmers, Ltd.	28,242	906,183

		15,698,904

Food Products—0.6%
Barry Callebaut AG	470	918,709
Kraft Heinz Co. (The)	6,043	376,418
Mondelez International, Inc. - Class A	46,777	1,952,004
Nestle S.A.	87,540	6,930,226
Prima Meat Packers, Ltd.	52,000	293,820
Salmar ASA	10,831	446,754

BHFTI-205

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food Products—(Continued)
Tiger Brands, Ltd.	27,870	$875,587
WH Group, Ltd.	795,000	854,542

		12,648,060

Gas Utilities—0.0%
Tokyo Gas Co., Ltd.	20,000	534,143

Health Care Equipment & Supplies—0.4%
Abbott Laboratories	23,842	1,428,613
Becton Dickinson & Co.	3,732	808,724
Boston Scientific Corp. (a)	42,513	1,161,455
Cooper Cos., Inc. (The)	493	112,803
Danaher Corp.	5,805	568,368
Intuitive Surgical, Inc. (a)	793	327,374
Koninklijke Philips NV	28,311	1,087,992
Medtronic plc	11,441	917,797
Olympus Corp.	20,500	785,783
Zimmer Biomet Holdings, Inc.	9,237	1,007,203

		8,206,112

Health Care Providers & Services—0.3%
AmerisourceBergen Corp.	4,934	425,360
Cigna Corp.	8,167	1,369,933
UnitedHealth Group, Inc.	16,987	3,635,218

		5,430,511

Hotels, Restaurants & Leisure—0.5%
Aristocrat Leisure, Ltd.	79,313	1,478,628
Hilton Worldwide Holdings, Inc.	10,001	787,679
InterContinental Hotels Group plc	16,494	989,040
J.D. Wetherspoon plc	9,777	156,455
Royal Caribbean Cruises, Ltd.	3,253	383,008
Sands China, Ltd.	273,200	1,483,476
Sodexo S.A.	10,978	1,107,593
Starbucks Corp.	5,657	327,484
Thomas Cook Group plc	187,861	311,811
TUI AG	77,292	1,659,340
Whitbread plc	8,050	418,997
Yum! Brands, Inc.	5,885	500,990

		9,604,501

Household Durables—0.7%
Barratt Developments plc	254,548	1,896,075
Bellway plc	10,499	449,761
Berkeley Group Holdings plc	16,087	856,208
Bovis Homes Group plc	22,867	365,906
Electrolux AB - Series B	46,815	1,473,155
Haseko Corp.	36,700	566,012
Lennar Corp. - Class A	12,055	710,522
Panasonic Corp.	115,100	1,644,130
Persimmon plc	50,793	1,805,814
Redrow plc	172,008	1,438,722
Sekisui Chemical Co., Ltd.	34,800	608,930
Sony Corp.	47,500	2,313,216
Taylor Wimpey plc	270,861	702,628

Household Durables—(Continued)
Toll Brothers, Inc.	3,417	147,785

		14,978,864

Household Products—0.1%
Colgate-Palmolive Co.	11,578	829,911
Procter & Gamble Co. (The)	12,738	1,009,868
Unilever Indonesia Tbk PT	160,000	576,525

		2,416,304

Independent Power and Renewable Electricity Producers—0.1%
Electric Power Development Co., Ltd.	12,700	326,948
ERG S.p.A.	9,403	224,946
Uniper SE	36,316	1,106,837

		1,658,731

Industrial Conglomerates—0.5%
Bidvest Group, Ltd. (The)	66,959	1,269,827
CK Hutchison Holdings, Ltd.	118,500	1,424,678
Honeywell International, Inc.	16,973	2,452,768
Jardine Matheson Holdings, Ltd.	29,800	1,838,173
KOC Holding A/S	111,570	460,772
Rheinmetall AG	8,658	1,230,909
Siemens AG	10,407	1,327,414

		10,004,541

Insurance—1.9%
AIA Group, Ltd.	767,200	6,549,489
Allianz SE	14,734	3,329,801
American International Group, Inc.	31,798	1,730,447
Arthur J. Gallagher & Co.	4,361	299,732
ASR Nederland NV	35,505	1,520,028
Assicurazioni Generali S.p.A.	67,952	1,310,078
Aviva plc	160,696	1,119,849
AXA S.A.	73,186	1,948,353
Baloise Holding AG	8,743	1,338,085
Chubb, Ltd.	1,872	256,034
Everest Re Group, Ltd.	942	241,925
Hartford Financial Services Group, Inc. (The)	19,735	1,016,747
HDFC Standard Life Insurance Co., Ltd.	183,650	1,288,731
Legal & General Group plc	499,354	1,808,869
Lincoln National Corp.	8,061	588,937
Ping An Insurance Group Co. of China, Ltd. - Class H	410,000	4,218,728
Prudential Financial, Inc.	9,111	943,444
Prudential plc	120,599	3,014,653
Sampo Oyj - A Shares	15,146	844,756
Sanlam, Ltd.	138,230	997,617
Sompo Holdings, Inc.	21,800	880,984
Swiss Re AG	13,088	1,332,667
T&D Holdings, Inc.	73,600	1,175,347
Tokio Marine Holdings, Inc.	26,800	1,220,640
Topdanmark A/S (a)	7,467	353,633
Zurich Insurance Group AG (a)	1,857	609,346

		39,938,920

BHFTI-206

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Internet & Direct Marketing Retail—0.4%
Amazon.com, Inc. (a)	4,134	$5,983,304
Booking Holdings, Inc. (a)	224	466,007
Expedia Group, Inc.	2,173	239,921
JD.com, Inc. (ADR) (a) (b)	40,030	1,620,815
Netflix, Inc. (a)	1,435	423,827

		8,733,874

Internet Software & Services—1.3%
Alibaba Group Holding, Ltd. (ADR) (a) (b)	27,044	4,963,656
Alphabet, Inc. - Class A (a)	3,832	3,974,320
Alphabet, Inc. - Class C (a)	3,711	3,828,973
Baidu, Inc. (ADR) (a)	9,740	2,173,871
carsales.com, Ltd.	38,856	405,925
Facebook, Inc. - Class A (a)	20,656	3,300,622
MercadoLibre, Inc.	3,100	1,104,809
Tencent Holdings, Ltd.	150,200	7,995,329

		27,747,505

IT Services—1.1%
Accenture plc - Class A	12,232	1,877,612
Alliance Data Systems Corp.	973	207,113
Amadeus IT Group S.A.	13,807	1,020,715
Atos SE	10,063	1,377,793
Capgemini SE	23,110	2,882,268
Cielo S.A.	139,107	871,776
Computershare, Ltd.	74,647	998,937
Fidelity National Information Services, Inc.	15,618	1,504,013
Infosys, Ltd. (ADR) (b)	137,220	2,449,377
International Business Machines Corp.	7,276	1,116,357
Nomura Research Institute, Ltd.	19,000	896,915
Otsuka Corp.	20,600	1,051,710
Sopra Steria Group	2,254	460,150
Tata Consultancy Services, Ltd.	58,080	2,546,387
Visa, Inc. - Class A	30,544	3,653,673
Worldpay, Inc. - Class A (a)	5,818	478,472

		23,393,268

Life Sciences Tools & Services—0.1%
Agilent Technologies, Inc.	3,169	212,006
Illumina, Inc. (a) (b)	1,441	340,681
Mettler-Toledo International, Inc. (a)	240	138,007
Thermo Fisher Scientific, Inc.	3,819	788,471

		1,479,165

Machinery—0.7%
Bucher Industries AG	918	383,543
Cargotec Oyj - B Shares (b)	13,215	704,810
Caterpillar, Inc.	1,631	240,377
Cummins, Inc.	3,396	550,458
Deere & Co.	4,276	664,148
DMG Mori Co., Ltd.	46,500	874,807
Georg Fischer AG	617	826,256
Ingersoll-Rand plc	19,771	1,690,618
Kurita Water Industries, Ltd.	11,000	355,280
PACCAR, Inc.	9,930	657,068
Parker-Hannifin Corp.	1,258	215,156

Machinery—(Continued)
Sandvik AB	100,860	1,850,871
Snap-on, Inc. (b)	5,289	780,339
Stanley Black & Decker, Inc.	10,569	1,619,171
Volvo AB - B Shares	63,169	1,153,289
Wartsila Oyj Abp	30,974	685,262
WEG S.A.	112,002	767,046

		14,018,499

Marine—0.0%
DFDS A/S	7,717	433,534

Media—0.6%
Charter Communications, Inc. - Class A (a)	5,676	1,766,485
Comcast Corp. - Class A	84,164	2,875,884
DISH Network Corp. - Class A (a)	12,687	480,710
I-CABLE Communications, Ltd. (a)	26,899	687
ITV plc	418,840	848,376
Nine Entertainment Co. Holdings, Ltd.	168,676	296,819
Sirius XM Holdings, Inc. (b)	37,720	235,373
Time Warner, Inc.	5,848	553,104
Twenty-First Century Fox, Inc. - Class A	40,076	1,470,388
Vivendi S.A.	28,509	737,885
Walt Disney Co. (The)	16,592	1,666,501
WPP plc	53,159	844,909

		11,777,121

Metals & Mining—0.8%
Alcoa Corp. (a)	6,486	291,611
ArcelorMittal (a)	83,828	2,658,869
Aurubis AG	11,516	969,469
BHP Billiton, Ltd.	100,524	2,223,625
BlueScope Steel, Ltd.	34,252	402,784
Fortescue Metals Group, Ltd.	119,426	399,731
Freeport-McMoRan, Inc. (a)	19,044	334,603
Newmont Mining Corp.	4,644	181,441
Nippon Light Metal Holdings Co., Ltd.	68,900	180,063
Northern Star Resources, Ltd.	78,862	383,146
Outokumpu Oyj (b)	123,226	841,881
Regis Resources, Ltd.	110,406	385,996
Rio Tinto plc	59,865	3,039,456
Rio Tinto, Ltd.	29,761	1,672,744
South32, Ltd.	678,501	1,691,244
St. Barbara, Ltd.	100,593	309,541
Vale S.A. (ADR) (b)	85,575	1,088,514

		17,054,718

Multi-Utilities—0.1%
Public Service Enterprise Group, Inc.	19,939	1,001,735

Multiline Retail—0.3%
Dollar General Corp.	4,695	439,217
Dollar Tree, Inc. (a)	12,534	1,189,477
Lojas Renner S.A.	136,130	1,416,367
Marui Group Co., Ltd. (b)	72,600	1,469,030
Next plc	14,075	940,694

		5,454,785

BHFTI-207

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—1.7%
Andeavor	1,300	$130,728
BP plc	286,778	1,931,018
Chevron Corp.	19,243	2,194,472
CNOOC, Ltd.	394,000	581,434
Concho Resources, Inc. (a)	5,119	769,539
Diamondback Energy, Inc. (a)	8,261	1,045,182
EOG Resources, Inc.	17,773	1,870,964
EQT Corp.	9,174	435,857
Exxon Mobil Corp.	27,293	2,036,331
Galp Energia SGPS S.A.	33,149	625,268
Marathon Petroleum Corp.	11,177	817,150
Neste Oyj (b)	22,277	1,553,728
Occidental Petroleum Corp.	13,181	856,238
Oil Search, Ltd.	106,590	588,983
OMV AG	28,882	1,684,139
ONEOK, Inc.	8,068	459,231
Pioneer Natural Resources Co.	9,194	1,579,345
Repsol S.A.	68,449	1,216,109
Royal Dutch Shell plc - A Shares	63,786	2,001,588
Royal Dutch Shell plc - B Shares	181,994	5,864,744
Showa Shell Sekiyu KK	46,100	627,992
Total S.A.	51,886	2,948,870
Ultrapar Participacoes S.A.	66,190	1,421,858
Whitehaven Coal, Ltd.	281,710	974,445

		34,215,213

Paper & Forest Products—0.1%
OJI Holdings Corp.	99,000	637,806
UPM-Kymmene Oyj	57,570	2,136,349

		2,774,155

Personal Products—0.3%
Estee Lauder Cos., Inc. (The) - Class A	10,070	1,507,680
Kao Corp.	20,200	1,522,986
Oriflame Holding AG	5,606	268,986
Unilever NV	36,392	2,057,183

		5,356,835

Pharmaceuticals—1.8%
Allergan plc	5,896	992,238
AstraZeneca plc	8,572	589,595
Bayer AG	19,201	2,171,116
Bristol-Myers Squibb Co.	17,359	1,097,957
Eli Lilly & Co.	18,260	1,412,776
GlaxoSmithKline plc	126,567	2,458,939
Indivior plc (a)	73,482	420,580
Johnson & Johnson	19,777	2,534,423
Kyowa Hakko Kirin Co., Ltd.	24,200	523,472
Merck & Co., Inc.	23,907	1,302,214
Mylan NV (a)	7,874	324,173
Novartis AG	75,147	6,079,546
Novo Nordisk A/S - Class B	74,674	3,674,291
Otsuka Holdings Co., Ltd.	28,900	1,451,506
Pfizer, Inc.	78,379	2,781,671
Roche Holding AG	24,469	5,612,207
Sanofi	42,741	3,434,462

Pharmaceuticals—(Continued)
Teva Pharmaceutical Industries, Ltd. (ADR) (b)	22,692	387,806
UCB S.A.	2,764	225,469

		37,474,441

Professional Services—0.2%
Adecco Group AG	19,011	1,354,548
Meitec Corp.	5,100	280,095
Wolters Kluwer NV	28,671	1,526,924

		3,161,567

Real Estate Management & Development—0.2%
Aroundtown S.A.	56,145	435,291
CK Asset Holdings, Ltd.	189,500	1,603,570
Fabege AB	27,537	596,824
Hemfosa Fastigheter AB	16,473	200,005
Kerry Properties, Ltd.	50,000	227,009
Leopalace21 Corp.	44,600	364,894
Open House Co., Ltd.	10,200	629,213
Savills plc	23,447	323,192

		4,379,998

Road & Rail—0.4%
Central Japan Railway Co.	11,000	2,096,218
Norfolk Southern Corp.	11,193	1,519,786
Sankyu, Inc.	5,900	293,175
Tokyu Corp.	77,500	1,218,172
Union Pacific Corp.	20,515	2,757,831
West Japan Railway Co.	15,400	1,088,414

		8,973,596

Semiconductors & Semiconductor Equipment—1.2%
Analog Devices, Inc.	23,814	2,170,170
ASML Holding NV	7,665	1,516,497
BE Semiconductor Industries NV	10,265	1,052,307
Broadcom, Ltd.	6,236	1,469,513
Infineon Technologies AG	41,678	1,116,555
Intel Corp.	9,215	479,917
Microchip Technology, Inc. (b)	8,759	800,222
Micron Technology, Inc. (a)	5,863	305,697
NVIDIA Corp.	8,971	2,077,594
Renesas Electronics Corp. (a)	43,300	436,750
SCREEN Holdings Co., Ltd.	10,100	911,996
Siltronic AG (a)	8,283	1,417,899
STMicroelectronics NV	34,000	754,543
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	153,050	6,697,468
Texas Instruments, Inc.	22,334	2,320,279
Tokyo Electron, Ltd.	6,300	1,163,504
Tokyo Seimitsu Co., Ltd.	7,800	318,573
Ulvac, Inc.	13,800	786,159

		25,795,643

Software—0.8%
Activision Blizzard, Inc.	1,648	111,174
Adobe Systems, Inc. (a)	9,687	2,093,167
Intuit, Inc.	4,133	716,456

BHFTI-208

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—(Continued)
Microsoft Corp.	95,576	$8,723,222
Nintendo Co., Ltd.	1,600	713,467
Oracle Corp.	28,708	1,313,391
SAP SE	24,666	2,581,199
Software AG	8,444	442,220
Workday, Inc. - Class A (a) (b)	5,050	641,905

		17,336,201

Specialty Retail—0.5%
AutoZone, Inc. (a)	1,453	942,547
Best Buy Co., Inc.	9,759	683,032
Dixons Carphone plc	153,319	401,864
Home Depot, Inc. (The)	14,289	2,546,871
Industria de Diseno Textil S.A.	40,103	1,256,913
K’s Holdings Corp.	44,600	617,967
Lowe’s Cos., Inc.	14,398	1,263,425
Mr. Price Group, Ltd.	27,840	671,134
O’Reilly Automotive, Inc. (a)	2,197	543,494
Ross Stores, Inc.	7,787	607,230

		9,534,477

Technology Hardware, Storage & Peripherals—0.8%
Apple, Inc.	47,483	7,966,698
Brother Industries, Ltd.	36,500	849,354
FUJIFILM Holdings Corp.	25,600	1,024,515
Hewlett Packard Enterprise Co.	58,912	1,033,317
HP, Inc.	40,585	889,623
Samsung Electronics Co., Ltd. (GDR)	4,620	5,294,520

		17,058,027

Textiles, Apparel & Luxury Goods—0.3%
adidas AG	4,916	1,190,562
Burberry Group plc	55,900	1,331,212
Cie Financiere Richemont S.A.	13,122	1,178,753
NIKE, Inc. - Class B	15,937	1,058,854
PVH Corp.	5,981	905,703

		5,665,084

Thrifts & Mortgage Finance—0.2%
Housing Development Finance Corp., Ltd.	180,280	5,057,762

Tobacco—0.5%
Altria Group, Inc.	1,758	109,559
British American Tobacco plc	59,215	3,437,499
ITC, Ltd.	442,927	1,745,388
Japan Tobacco, Inc.	38,400	1,098,823
Philip Morris International, Inc.	29,243	2,906,754
Swedish Match AB	35,260	1,602,966

		10,900,989

Trading Companies & Distributors—0.5%
Brenntag AG	20,627	1,227,540
Fastenal Co. (b)	9,233	504,029

Trading Companies & Distributors—(Continued)
Ferguson plc	22,029	1,657,009
ITOCHU Corp.	69,500	1,353,267
Marubeni Corp.	135,600	987,335
Mitsubishi Corp.	104,800	2,819,105
Sumitomo Corp.	64,700	1,083,489
United Rentals, Inc. (a)	613	105,883

		9,737,657

Transportation Infrastructure—0.1%
Aena SME S.A.	6,459	1,301,624

Wireless Telecommunication Services—0.3%
KDDI Corp.	50,900	1,307,177
MTN Group, Ltd.	67,040	679,211
NTT DoCoMo, Inc.	50,600	1,288,252
SoftBank Group Corp.	1,500	111,733
T-Mobile U.S., Inc. (a)	6,864	418,979
Vodafone Group plc	929,353	2,544,749

		6,350,101

Total Common Stocks (Cost $628,227,566)		716,447,982

Corporate Bonds & Notes—23.6%

Aerospace/Defense—0.5%
Airbus Finance B.V.
2.700%, 04/17/23 (144A)	279,000	272,811
Airbus SE
3.150%, 04/10/27 (144A)	245,000	239,092
3.950%, 04/10/47 (144A)	150,000	150,747
Arconic, Inc.
5.900%, 02/01/27	630,000	659,137
BAE Systems Finance, Inc.
7.500%, 07/01/27 (144A)	300,000	384,636
Boeing Co. (The)
7.250%, 06/15/25	11,000	13,518
8.625%, 11/15/31	200,000	295,469
Harris Corp.
3.832%, 04/27/25	610,000	613,581
4.854%, 04/27/35	100,000	106,741
Lockheed Martin Corp.
3.600%, 03/01/35	665,000	635,412
4.070%, 12/15/42	267,000	263,582
4.090%, 09/15/52	514,000	498,466
Northrop Grumman Corp.
2.550%, 10/15/22	370,000	358,567
3.250%, 08/01/23	400,000	397,321
3.250%, 01/15/28	1,440,000	1,374,528
Northrop Grumman Systems Corp.
7.750%, 02/15/31	200,000	272,077
Raytheon Co.
3.150%, 12/15/24	91,000	90,708

BHFTI-209

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Aerospace/Defense—(Continued)
Rockwell Collins, Inc.
2.800%, 03/15/22	1,115,000	$1,086,953
3.200%, 03/15/24	105,000	102,059
4.350%, 04/15/47	50,000	49,282
United Technologies Corp.
3.750%, 11/01/46	895,000	807,069
5.400%, 05/01/35	525,000	598,833
5.700%, 04/15/40	250,000	299,181
6.700%, 08/01/28	233,000	285,917
8.875%, 11/15/19	41,000	44,925

		9,900,612

Agriculture—0.4%
Altria Group, Inc.
2.850%, 08/09/22	732,000	716,722
3.875%, 09/16/46	630,000	588,607
Archer-Daniels-Midland Co.
4.016%, 04/16/43	150,000	147,796
BAT Capital Corp.
3.222%, 08/15/24 (144A)	200,000	192,825
3.557%, 08/15/27 (144A)	1,455,000	1,393,652
4.390%, 08/15/37 (144A)	240,000	238,464
BAT International Finance plc
2.750%, 06/15/20 (144A)	255,000	252,822
Bunge, Ltd. Finance Corp.
3.250%, 08/15/26	185,000	173,931
3.500%, 11/24/20	26,000	26,089
Cargill, Inc.
4.760%, 11/23/45 (144A)	399,000	451,262
Imperial Brands Finance plc
3.750%, 07/21/22 (144A)	375,000	376,467
Philip Morris International, Inc.
2.125%, 05/10/23	1,230,000	1,156,184
2.375%, 08/17/22	1,790,000	1,724,349
Reynolds American, Inc.
4.450%, 06/12/25	737,000	758,131

		8,197,301

Airlines—0.3%
Air Canada Pass-Through Trust
3.300%, 01/15/30 (144A)	386,000	375,131
3.550%, 01/15/30 (144A)	82,000	80,856
3.600%, 03/15/27 (144A)	537,161	527,761
4.125%, 05/15/25 (144A)	323,689	326,473
American Airlines Pass-Through Trust
3.000%, 10/15/28	159,471	150,531
3.200%, 06/15/28	474,000	452,907
3.350%, 10/15/29	550,000	533,725
3.650%, 06/15/28	20,856	20,451
3.650%, 02/15/29	194,122	192,423
3.700%, 10/01/26	166,140	164,063
4.950%, 01/15/23	400,587	416,611
British Airways Pass-Through Trust
3.800%, 09/20/31 (144A)	231,000	233,273
4.125%, 09/20/31 (144A)	309,000	311,076

Airlines—(Continued)
Continental Airlines Pass-Through Trust
4.000%, 10/29/24	33,492	34,078
Delta Air Lines Pass-Through Trust
4.750%, 05/07/20	39,106	39,900
6.821%, 08/10/22	456,971	504,770
Spirit Airlines Pass-Through Trust
3.375%, 02/15/30	61,000	59,309
U.S. Airways Pass-Through Trust
3.950%, 11/15/25	193,172	192,747
United Airlines Pass-Through Trust
3.100%, 07/07/28	225,879	217,515
3.450%, 07/07/28 (b)	477,073	466,062
3.500%, 03/01/30	707,000	698,295
3.650%, 01/07/26	66,000	64,654
3.700%, 03/01/30	87,000	86,187

		6,148,798

Auto Manufacturers—0.6%
American Honda Finance Corp.
2.300%, 09/09/26	110,000	101,529
2.900%, 02/16/24	100,000	97,886
BMW U.S. Capital LLC
1.850%, 09/15/21 (144A)	600,000	575,308
Daimler Finance North America LLC
2.200%, 05/05/20 (144A)	380,000	372,926
2.250%, 09/03/19 (144A)	160,000	158,749
2.250%, 03/02/20 (144A)	430,000	423,251
2.375%, 08/01/18 (144A)	415,000	414,768
2.450%, 05/18/20 (144A)	630,000	621,063
3.300%, 05/19/25 (144A)	290,000	285,392
8.500%, 01/18/31	115,000	167,407
Ford Motor Co.
4.750%, 01/15/43	200,000	182,384
6.375%, 02/01/29	500,000	559,672
6.625%, 02/15/28	250,000	288,854
7.450%, 07/16/31	415,000	502,819
9.980%, 02/15/47	400,000	616,113
Ford Motor Credit Co. LLC
3.339%, 03/28/22	200,000	196,791
3.815%, 11/02/27 (b)	1,070,000	1,006,740
4.134%, 08/04/25	240,000	236,131
5.750%, 02/01/21	300,000	317,369
General Motors Co.
5.000%, 04/01/35	820,000	812,265
5.150%, 04/01/38	200,000	199,358
5.200%, 04/01/45	365,000	355,107
6.600%, 04/01/36	842,000	964,983
General Motors Financial Co., Inc.
3.100%, 01/15/19	304,000	304,327
3.450%, 01/14/22	400,000	398,579
3.500%, 11/07/24	80,000	77,234
3.700%, 05/09/23	102,000	101,257
3.850%, 01/05/28	330,000	313,904
4.000%, 01/15/25	55,000	54,223
4.000%, 10/06/26	287,000	278,524

BHFTI-210

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Auto Manufacturers—(Continued)
General Motors Financial Co., Inc.
4.300%, 07/13/25	530,000	$530,739
4.350%, 01/17/27	487,000	483,747
Nissan Motor Acceptance Corp.
2.600%, 09/28/22 (144A)	550,000	533,178
Toyota Motor Credit Corp.
2.625%, 01/10/23	400,000	391,123
4.250%, 01/11/21	150,000	155,190

		13,078,890

Banks—6.2%
ABN AMRO Bank NV
2.450%, 06/04/20 (144A)	280,000	275,609
4.750%, 07/28/25 (144A)	400,000	409,756
ANZ New Zealand International, Ltd.
2.600%, 09/23/19 (144A)	500,000	497,456
2.875%, 01/25/22 (144A)	500,000	492,135
Australia & New Zealand Banking Group, Ltd.
4.400%, 05/19/26 (144A)	275,000	276,174
6.750%, 5Y USD ICE Swap + 5.168%, 06/15/26 (144A) (c)	530,000	563,125
Bank of America Corp.
2.503%, 10/21/22 (b)	1,300,000	1,248,768
2.625%, 10/19/20	1,775,000	1,762,744
2.881%, 3M LIBOR + 1.021%, 04/24/23 (c)	1,780,000	1,742,944
3.004%, 3M LIBOR + 0.790%, 12/20/23 (144A) (c)	1,154,000	1,131,909
3.248%, 10/21/27	1,200,000	1,131,020
3.366%, 3M LIBOR + 0.810%, 01/23/26 (c)	300,000	291,839
3.419%, 12/20/28 (144A) (c)	1,340,000	1,283,582
3.705%, 3M LIBOR + 1.512%, 04/24/28 (c)	1,235,000	1,214,388
3.950%, 04/21/25	605,000	599,666
3.970%, 03/05/29 (c)	1,305,000	1,308,374
4.000%, 04/01/24 (b)	263,000	268,749
4.125%, 01/22/24	826,000	850,223
4.244%, 3M LIBOR + 1.814%, 04/24/38 (b) (c)	360,000	367,552
4.250%, 10/22/26	142,000	142,995
4.443%, 3M LIBOR + 1.990%, 01/20/48 (c)	145,000	151,373
4.450%, 03/03/26	167,000	170,597
5.875%, 03/15/28 (c)	665,000	669,195
6.250%, 3M LIBOR + 3.705%, 09/05/24 (c)	500,000	530,050
6.875%, 04/25/18	800,000	802,073
Bank of Montreal
2.350%, 09/11/22	963,000	926,288
2.375%, 01/25/19	100,000	99,862
3.803%, 12/15/32 (c)	620,000	587,369
Bank of New York Mellon Corp. (The)
2.200%, 08/16/23	225,000	211,525
2.500%, 04/15/21	231,000	226,499
2.661%, 3M LIBOR + 0.634%, 05/16/23 (c)	1,352,000	1,315,762
3.950%, 11/18/25	136,000	139,354
4.500%, 3M LIBOR + 2.460%, 06/20/23 (c)	335,000	322,856
4.600%, 01/15/20	200,000	206,041
Bank of Nova Scotia (The)
1.875%, 09/20/21 (144A)	750,000	717,365
2.450%, 03/22/21	355,000	349,206
2.450%, 09/19/22 (b)	710,000	688,080
2.500%, 01/08/21	400,000	394,013

Banks—(Continued)
Barclays Bank plc
2.650%, 01/11/21	1,760,000	1,734,818
Barclays plc
4.337%, 01/10/28 (b)	604,000	598,923
4.375%, 01/12/26	1,400,000	1,401,452
BB&T Corp.
2.450%, 01/15/20	139,000	137,843
3.950%, 03/22/22	175,000	179,387
BNP Paribas S.A.
3.500%, 03/01/23 (144A)	200,000	198,414
BPCE S.A.
2.650%, 02/03/21 (b)	250,000	245,785
3.375%, 12/02/26	250,000	241,283
3.500%, 10/23/27 (144A) (b)	595,000	562,060
Branch Banking & Trust Co.
2.850%, 04/01/21 (b)	610,000	607,463
Canadian Imperial Bank of Commerce
2.700%, 02/02/21	1,515,000	1,499,340
Capital One Financial Corp.
3.050%, 03/09/22	545,000	534,466
3.750%, 07/28/26	315,000	299,687
4.200%, 10/29/25 (b)	100,000	99,086
Citigroup, Inc.
2.150%, 07/30/18	181,000	180,706
2.750%, 04/25/22	1,000,000	974,112
2.876%, 3M LIBOR + 0.950%, 07/24/23 (c)	1,100,000	1,070,361
3.142%, 01/24/23 (c)	2,658,000	2,625,917
3.200%, 10/21/26	181,000	172,060
3.520%, 10/27/28 (c)	1,445,000	1,394,942
4.125%, 07/25/28	574,000	567,245
4.400%, 06/10/25	925,000	941,545
4.450%, 09/29/27	265,000	268,137
4.750%, 05/18/46	295,000	299,762
5.500%, 09/13/25	101,000	109,354
6.625%, 01/15/28	2,400,000	2,836,578
Citizens Bank N.A.
3.700%, 03/29/23	1,545,000	1,551,265
Comerica, Inc.
3.800%, 07/22/26	172,000	169,059
Commonwealth Bank of Australia
2.500%, 09/18/22 (144A)	300,000	289,545
3.450%, 03/16/23 (144A) (b)	300,000	300,113
3.900%, 03/16/28 (144A) (b)	300,000	302,337
Cooperative Rabobank UA
3.750%, 07/21/26	590,000	569,424
4.375%, 08/04/25	477,000	481,793
4.625%, 12/01/23	500,000	521,156
Credit Agricole S.A.
2.750%, 06/10/20 (144A)	330,000	327,097
4.125%, 01/10/27 (144A)	326,000	325,245
4.375%, 03/17/25 (144A)	400,000	398,470
Credit Suisse AG
3.625%, 09/09/24	1,000,000	996,857
Credit Suisse Group AG
3.574%, 01/09/23 (144A)	2,039,000	2,026,929
3.869%, 3M LIBOR + 1.410%, 01/12/29 (144A) (c)	500,000	484,656
4.282%, 01/09/28 (144A)	1,590,000	1,593,736

BHFTI-211

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Danske Bank A/S
2.700%, 03/02/22 (144A) (b)	200,000	$195,349
Deutsche Bank AG
3.300%, 11/16/22	300,000	291,617
3.950%, 02/27/23	645,000	643,168
4.250%, 10/14/21	500,000	507,851
Discover Bank
3.100%, 06/04/20	895,000	891,715
4.250%, 03/13/26	940,000	943,560
Fifth Third Bancorp
3.950%, 03/14/28	250,000	251,006
8.250%, 03/01/38	50,000	71,757
Fifth Third Bank
3.850%, 03/15/26	590,000	582,943
Goldman Sachs Group, Inc. (The)
2.350%, 11/15/21	1,762,000	1,698,984
2.600%, 04/23/20	213,000	211,020
2.750%, 09/15/20	625,000	618,639
2.876%, 10/31/22 (c)	1,085,000	1,062,141
2.905%, 3M LIBOR + 0.990%, 07/24/23 (c)	2,715,000	2,640,411
2.908%, 3M LIBOR + 1.053%, 06/05/23 (c)	3,515,000	3,420,919
3.272%, 3M LIBOR + 1.201%, 09/29/25 (c)	403,000	387,948
3.691%, 3M LIBOR + 1.510%, 06/05/28 (b) (c)	349,000	338,346
3.750%, 05/22/25	362,000	358,334
3.814%, 3M LIBOR + 1.158%, 04/23/29 (c)	605,000	593,066
3.850%, 01/26/27	700,000	691,191
4.017%, 3M LIBOR + 1.373%, 10/31/38 (c)	125,000	120,660
4.250%, 10/21/25	27,000	27,139
5.150%, 05/22/45	700,000	753,388
5.375%, 03/15/20	510,000	531,777
HSBC Bank plc
4.125%, 08/12/20 (144A)	845,000	863,443
4.750%, 01/19/21 (144A)	500,000	519,322
HSBC Bank USA N.A.
5.875%, 11/01/34	1,500,000	1,853,324
HSBC Holdings plc
3.033%, 11/22/23 (b) (c)	650,000	634,534
3.262%, 3M LIBOR + 1.055%, 03/13/23 (c)	1,410,000	1,391,666
3.900%, 05/25/26 (b)	206,000	205,579
4.041%, 3M LIBOR + 1.546%, 03/13/28 (c)	1,010,000	1,009,313
4.250%, 03/14/24	740,000	743,901
6.375%, 5Y USD ICE Swap + 4.368%, 03/30/25 (b) (c)	355,000	365,206
6.500%, 03/23/28 (c)	355,000	362,100
Huntington Bancshares, Inc.
2.300%, 01/14/22	373,000	357,323
3.150%, 03/14/21	132,000	131,341
5.700%, 04/15/23 TBA (c)	500,000	502,500
Industrial & Commercial Bank of China, Ltd.
2.957%, 11/08/22	250,000	243,930
ING Bank NV
5.800%, 09/25/23 (144A)	360,000	389,118
Intesa Sanpaolo S.p.A.
3.875%, 07/14/27 (144A)	1,220,000	1,152,650
3.875%, 01/12/28 (144A)	200,000	188,635
KeyBank N.A.
2.350%, 03/08/19	500,000	498,116
3.400%, 05/20/26	455,000	439,720

Banks—(Continued)
KeyCorp
5.100%, 03/24/21	200,000	211,045
Lloyds Banking Group plc
3.574%, 11/07/28 (b) (c)	610,000	575,746
3.750%, 01/11/27	444,000	429,493
4.375%, 03/22/28	283,000	285,829
4.582%, 12/10/25	200,000	199,990
Macquarie Bank, Ltd.
2.600%, 06/24/19 (144A)	115,000	114,518
4.000%, 07/29/25 (144A)	400,000	404,285
Macquarie Group, Ltd.
3.189%, 11/28/23 (144A) (c)	875,000	842,800
3.763%, 11/28/28 (144A) (c)	553,000	521,931
4.654%, 03/27/29 (144A) (c)	830,000	837,394
6.000%, 01/14/20 (144A)	500,000	523,419
Mitsubishi UFJ Financial Group, Inc.
2.665%, 07/25/22	300,000	290,653
2.998%, 02/22/22	192,000	189,467
3.777%, 03/02/25	380,000	380,337
Mitsubishi UFJ Trust & Banking Corp.
2.450%, 10/16/19 (144A)	400,000	396,526
Mizuho Bank, Ltd.
2.450%, 04/16/19 (144A)	200,000	199,103
Morgan Stanley
2.750%, 05/19/22	300,000	292,566
2.925%, 3M LIBOR + 1.180%, 01/20/22 (c)	1,015,000	1,027,258
3.125%, 01/23/23 (b)	1,360,000	1,340,563
3.591%, 3M LIBOR + 1.340%, 07/22/28 (c)	1,730,000	1,673,360
3.625%, 01/20/27	300,000	293,644
3.750%, 02/25/23	333,000	336,527
3.772%, 01/24/29 (c)	2,055,000	2,023,193
3.875%, 04/29/24	300,000	302,612
3.875%, 01/27/26	360,000	359,687
3.971%, 3M LIBOR + 1.455%, 07/22/38 (c)	430,000	420,081
4.000%, 07/23/25	140,000	141,304
4.350%, 09/08/26	1,000,000	1,007,129
5.500%, 01/26/20	100,000	104,370
5.625%, 09/23/19	1,100,000	1,141,858
6.250%, 08/09/26	875,000	1,010,586
MUFG Americas Holdings Corp.
3.000%, 02/10/25	145,000	139,870
MUFG Union Bank N.A.
2.250%, 05/06/19	300,000	297,853
National Australia Bank, Ltd.
2.800%, 01/10/22	350,000	344,547
National City Bank of Indiana
4.250%, 07/01/18	250,000	250,985
Northern Trust Corp.
3.375%, 3M LIBOR + 1.131%, 05/08/32 (c)	105,000	100,859
PNC Bank N.A.
2.150%, 04/29/21	710,000	689,691
4.200%, 11/01/25	250,000	258,234
6.875%, 04/01/18	350,000	350,000
Royal Bank of Canada
4.650%, 01/27/26	375,000	386,692

BHFTI-212

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Royal Bank of Scotland Group plc
3.498%, 3M LIBOR + 1.480%, 05/15/23 (c)	410,000	$402,891
Santander UK Group Holdings plc
3.373%, 3M LIBOR + 1.080%, 01/05/24 (c)	810,000	792,396
4.750%, 09/15/25 (144A) (b)	400,000	402,412
Santander UK plc
2.500%, 03/14/19	233,000	232,191
Skandinaviska Enskilda Banken AB
2.450%, 05/27/20 (144A)	535,000	527,657
Societe Generale S.A.
4.250%, 04/14/25 (144A)	350,000	344,937
Standard Chartered plc
5.200%, 01/26/24 (144A)	350,000	363,140
State Street Bank and Trust Co.
5.250%, 10/15/18	215,000	218,068
State Street Corp.
3.100%, 05/15/23	90,000	89,457
3.700%, 11/20/23 (b)	369,000	377,744
Sumitomo Mitsui Financial Group, Inc.
2.778%, 10/18/22	827,000	802,533
2.784%, 07/12/22 (b)	450,000	438,891
2.846%, 01/11/22 (b)	400,000	393,269
3.102%, 01/17/23	1,608,000	1,581,669
SunTrust Bank
3.000%, 02/02/23	170,000	166,959
SunTrust Banks, Inc.
2.500%, 05/01/19	113,000	112,659
2.750%, 05/01/23	300,000	290,995
3.300%, 05/15/26	380,000	362,371
5.125%, 12/15/27 (b) (c)	635,000	608,425
Swedbank AB
2.800%, 03/14/22 (144A)	500,000	493,068
Toronto-Dominion Bank (The)
2.125%, 07/02/19	348,000	345,626
2.125%, 04/07/21	485,000	472,448
2.500%, 12/14/20	275,000	271,544
3.625%, 5Y USD Swap + 2.205%, 09/15/31 (c)	100,000	95,839
U.S. Bancorp
3.150%, 04/27/27	250,000	240,345
UBS AG
2.450%, 12/01/20 (144A)	200,000	196,370
UBS Group Funding Switzerland AG
2.859%, 08/15/23 (144A) (c)	1,776,000	1,716,747
3.491%, 05/23/23 (144A)	285,000	281,570
Wachovia Corp.
6.605%, 10/01/25	222,000	254,040
Wells Fargo & Co.
3.000%, 04/22/26	300,000	281,655
3.069%, 01/24/23	3,350,000	3,294,310
3.450%, 02/13/23	900,000	887,514
4.100%, 06/03/26	189,000	187,834
4.300%, 07/22/27	49,000	49,261
4.400%, 06/14/46	345,000	334,851
4.480%, 01/16/24	55,000	56,668
4.650%, 11/04/44	2,015,000	2,032,425
4.750%, 12/07/46	265,000	271,551
4.900%, 11/17/45	424,000	444,494

Banks—(Continued)
Westpac Banking Corp.
1.600%, 08/19/19	427,000	420,229
2.500%, 06/28/22 (b)	450,000	437,468
2.750%, 01/11/23 (b)	555,000	540,653
3.400%, 01/25/28 (b)	300,000	291,948
4.322%, 5Y USD ICE Swap + 2.236%, 11/23/31 (c)	690,000	684,880
4.875%, 11/19/19	400,000	412,330

		128,369,911

Beverages—0.6%
Anheuser-Busch Cos. LLC
6.750%, 12/15/27	65,000	76,680
Anheuser-Busch InBev Finance, Inc.
2.650%, 02/01/21	200,000	198,434
3.300%, 02/01/23 (b)	373,000	373,274
3.650%, 02/01/26	1,010,000	1,003,989
4.700%, 02/01/36	2,580,000	2,729,808
4.900%, 02/01/46	1,102,000	1,188,519
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 04/13/28	895,000	905,926
4.375%, 04/15/38	460,000	469,323
4.439%, 10/06/48	1,675,000	1,687,408
4.600%, 04/15/48	35,000	36,205
4.750%, 04/15/58	85,000	86,941
6.625%, 08/15/33	150,000	191,122
8.000%, 11/15/39	50,000	74,058
Brown-Forman Corp.
4.500%, 07/15/45	113,000	122,831
Coca-Cola Co. (The)
7.375%, 07/29/93	100,000	141,607
Coca-Cola Femsa S.A.B. de C.V.
3.875%, 11/26/23	200,000	204,479
Constellation Brands, Inc.
2.700%, 05/09/22	225,000	218,270
3.200%, 02/15/23	605,000	593,380
4.100%, 02/15/48	160,000	148,659
4.250%, 05/01/23	80,000	81,947
Diageo Capital plc
4.828%, 07/15/20	250,000	260,592
4.850%, 05/15/18	46,000	46,130
Diageo Investment Corp.
2.875%, 05/11/22	200,000	197,708
Dr Pepper Snapple Group, Inc.
2.000%, 01/15/20	92,000	90,078
2.550%, 09/15/26	163,000	145,670
3.430%, 06/15/27 (144A)	75,000	71,830
Heineken NV
4.000%, 10/01/42 (144A)	575,000	555,413
PepsiCo, Inc.
3.100%, 07/17/22	741,000	745,083
3.450%, 10/06/46	325,000	298,724
4.450%, 04/14/46	94,000	101,105
5.500%, 01/15/40	150,000	184,670

		13,229,863

BHFTI-213

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Biotechnology—0.3%
Amgen, Inc.
2.600%, 08/19/26	440,000	$401,741
4.400%, 05/01/45	390,000	389,449
4.563%, 06/15/48 (b)	1,226,000	1,248,462
4.663%, 06/15/51	165,000	170,324
Baxalta, Inc.
3.600%, 06/23/22	329,000	327,988
Celgene Corp.
3.450%, 11/15/27	1,245,000	1,180,183
3.625%, 05/15/24	500,000	493,662
4.350%, 11/15/47	150,000	142,788
4.550%, 02/20/48	120,000	117,638
5.700%, 10/15/40	206,000	235,546
Gilead Sciences, Inc.
2.500%, 09/01/23	59,000	56,867
3.250%, 09/01/22	125,000	125,119
3.500%, 02/01/25	95,000	94,746
3.650%, 03/01/26	230,000	230,821
3.700%, 04/01/24	583,000	585,602
4.000%, 09/01/36	190,000	189,189
4.150%, 03/01/47	680,000	665,841
4.600%, 09/01/35	495,000	530,188

		7,186,154

Building Materials—0.1%
CRH America, Inc.
3.875%, 05/18/25 (144A)	334,000	336,007
Johnson Controls International plc
3.625%, 07/02/24 (d)	98,000	98,192
3.900%, 02/14/26	128,000	128,245
4.500%, 02/15/47	135,000	136,862
4.950%, 07/02/64 (d)	50,000	50,188
Martin Marietta Materials, Inc.
3.450%, 06/01/27	208,000	198,921
4.250%, 12/15/47	305,000	282,003
Masco Corp.
3.500%, 11/15/27	190,000	180,371
4.500%, 05/15/47	255,000	243,171
Owens Corning
4.300%, 07/15/47	440,000	401,949
Vulcan Materials Co.
4.500%, 06/15/47	180,000	170,399

		2,226,308

Chemicals—0.3%
Agrium, Inc.
3.375%, 03/15/25	390,000	378,609
5.250%, 01/15/45	435,000	474,012
Air Liquide Finance S.A.
1.750%, 09/27/21 (144A)	450,000	429,161
Albemarle Corp.
5.450%, 12/01/44	84,000	91,755
CF Industries, Inc.
4.500%, 12/01/26 (144A)	315,000	319,639

Chemicals—(Continued)
Dow Chemical Co. (The)
3.000%, 11/15/22	82,000	80,513
4.125%, 11/15/21	27,000	27,769
8.550%, 05/15/19	45,000	47,764
E.I. du Pont de Nemours & Co.
6.500%, 01/15/28	40,000	48,593
Mosaic Co. (The)
4.050%, 11/15/27	230,000	224,322
4.875%, 11/15/41	100,000	95,938
5.625%, 11/15/43	200,000	209,110
Mosaic Global Holdings, Inc.
7.300%, 01/15/28	23,000	27,124
7.375%, 08/01/18	800,000	808,864
Potash Corp. of Saskatchewan, Inc.
5.875%, 12/01/36	400,000	462,144
PPG Industries, Inc.
3.600%, 11/15/20	155,000	157,725
Praxair, Inc.
2.200%, 08/15/22	30,000	28,939
2.450%, 02/15/22	300,000	294,003
Sherwin-Williams Co. (The)
2.750%, 06/01/22	300,000	292,192
3.125%, 06/01/24	400,000	386,748
3.450%, 06/01/27	10,000	9,564
4.500%, 06/01/47 (b)	100,000	99,542
Union Carbide Corp.
7.500%, 06/01/25	701,000	838,238
7.750%, 10/01/96	100,000	132,916
7.875%, 04/01/23	30,000	35,576
Westlake Chemical Corp.
4.375%, 11/15/47	59,000	56,998

		6,057,758

Commercial Services—0.1%
California Institute of Technology
4.700%, 11/01/2111	165,000	178,664
Ecolab, Inc.
3.250%, 12/01/27 (144A)	151,000	145,590
ERAC USA Finance LLC
6.700%, 06/01/34 (144A)	500,000	617,171
President & Fellows of Harvard College
3.300%, 07/15/56	143,000	132,649
Trustees of the University of Pennsylvania (The)
4.674%, 09/01/2112	254,000	271,834
Western Union Co. (The)
3.600%, 03/15/22 (b)	300,000	299,792

		1,645,700

Computers—0.5%
Apple, Inc.
2.150%, 02/09/22	1,004,000	977,027
2.750%, 01/13/25	700,000	673,716
2.850%, 05/11/24	146,000	142,319
2.900%, 09/12/27	149,000	141,832
3.000%, 02/09/24 (b)	234,000	231,360

BHFTI-214

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Computers—(Continued)
Apple, Inc.
3.000%, 06/20/27 (b)	94,000	$90,616
3.200%, 05/11/27	970,000	947,813
3.250%, 02/23/26	578,000	569,873
3.350%, 02/09/27	151,000	149,175
3.450%, 02/09/45	250,000	230,695
3.850%, 05/04/43	333,000	328,185
3.850%, 08/04/46	460,000	450,106
4.375%, 05/13/45	130,000	137,176
4.500%, 02/23/36	700,000	767,509
Dell International LLC / EMC Corp.
5.450%, 06/15/23 (144A)	335,000	355,108
6.020%, 06/15/26 (144A)	1,847,000	1,989,074
DXC Technology Co.
4.250%, 04/15/24	129,000	132,478
7.450%, 10/15/29	138,000	169,738
IBM Credit LLC
2.650%, 02/05/21 (b)	300,000	298,428
3.000%, 02/06/23 (b)	1,195,000	1,182,412

		9,964,640

Cosmetics/Personal Care—0.0%
Procter & Gamble Co. (The)
2.850%, 08/11/27 (b)	400,000	383,739
Unilever Capital Corp.
2.000%, 07/28/26	160,000	142,649
3.375%, 03/22/25 (b)	300,000	299,690

		826,078

Distribution/Wholesale—0.0%
WW Grainger, Inc.
4.600%, 06/15/45	157,000	166,114

Diversified Financial Services—0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300%, 01/23/23	390,000	379,268
3.500%, 01/15/25	1,200,000	1,157,021
3.950%, 02/01/22	945,000	947,410
Air Lease Corp.
2.625%, 07/01/22	128,000	123,596
3.250%, 03/01/25	90,000	85,863
3.625%, 12/01/27	130,000	123,269
American Express Co.
3.000%, 10/30/24	800,000	768,125
3.400%, 02/27/23	930,000	926,862
American Express Credit Corp.
3.300%, 05/03/27	90,000	87,213
Blackstone Holdings Finance Co. LLC
4.450%, 07/15/45 (144A)	66,000	66,996
5.875%, 03/15/21 (144A)	250,000	268,752
BOC Aviation, Ltd.
2.750%, 09/18/22 (144A)	220,000	210,426
Brookfield Finance, Inc.
3.900%, 01/25/28	63,000	61,143
4.700%, 09/20/47	115,000	111,552

Diversified Financial Services—(Continued)
Capital One Bank USA N.A.
3.375%, 02/15/23	1,415,000	1,378,918
Charles Schwab Corp. (The)
3.200%, 01/25/28	100,000	95,961
GE Capital International Funding Co.
4.418%, 11/15/35	3,572,000	3,491,811
GTP Acquisition Partners I LLC
3.482%, 06/16/25 (144A)	269,000	260,451
Intercontinental Exchange, Inc.
4.000%, 10/15/23	118,000	122,360
International Lease Finance Corp.
8.625%, 01/15/22	300,000	349,881
Invesco Finance plc
3.750%, 01/15/26	97,000	97,651
5.375%, 11/30/43	75,000	87,781
Jefferies Group LLC
5.125%, 04/13/18	75,000	75,042
6.875%, 04/15/21	375,000	408,810
Legg Mason, Inc.
5.625%, 01/15/44	80,000	86,863
National Rural Utilities Cooperative Finance Corp.
2.700%, 02/15/23	285,000	277,842
2.850%, 01/27/25	340,000	327,666
2.950%, 02/07/24	87,000	85,159
3.400%, 02/07/28	515,000	505,631
8.000%, 03/01/32	400,000	567,615
ORIX Corp.
2.900%, 07/18/22	151,000	147,654
Synchrony Financial
3.950%, 12/01/27	635,000	600,504
4.250%, 08/15/24	200,000	198,805
Visa, Inc.
2.800%, 12/14/22	265,000	261,622
4.150%, 12/14/35	300,000	319,475

		15,064,998

Electric—2.0%
Alabama Power Co.
5.700%, 02/15/33	150,000	180,946
Appalachian Power Co.
5.800%, 10/01/35	150,000	179,231
Arizona Public Service Co.
8.750%, 03/01/19	165,000	173,845
Atlantic City Electric Co.
7.750%, 11/15/18	135,000	139,369
Avangrid, Inc.
3.150%, 12/01/24	72,000	69,898
Baltimore Gas & Electric Co.
2.800%, 08/15/22	143,000	140,978
3.350%, 07/01/23	565,000	567,865
CenterPoint Energy Houston Electric LLC
3.950%, 03/01/48	250,000	252,134
5.600%, 07/01/23	381,000	416,030
6.950%, 03/15/33	100,000	133,707
China Southern Power Grid International Finance BVI Co., Ltd.
3.500%, 05/08/27 (144A)	240,000	231,253

BHFTI-215

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Cleveland Electric Illuminating Co. (The)
3.500%, 04/01/28 (144A)	145,000	$138,613
5.500%, 08/15/24	187,000	207,596
CMS Energy Corp.
3.875%, 03/01/24	138,000	139,812
Commonwealth Edison Co.
2.950%, 08/15/27	585,000	560,673
4.000%, 03/01/48	130,000	130,665
5.875%, 02/01/33	150,000	179,096
6.450%, 01/15/38	175,000	231,076
Connecticut Light & Power Co. (The)
4.000%, 04/01/48	177,000	180,986
Consolidated Edison Co. of New York, Inc.
3.125%, 11/15/27	200,000	195,130
4.000%, 11/15/57	295,000	289,021
5.700%, 12/01/36	300,000	363,589
Consolidated Edison, Inc.
2.000%, 05/15/21	580,000	560,123
Consumers Energy Co.
3.950%, 05/15/43	200,000	202,378
Dominion Energy, Inc.
2.850%, 08/15/26 (b)	1,323,000	1,226,063
3.900%, 10/01/25	375,000	375,012
5.250%, 08/01/33	400,000	453,898
DTE Electric Co.
5.450%, 02/15/35	30,000	34,836
5.700%, 10/01/37	250,000	310,082
Duke Energy Carolinas LLC
6.000%, 12/01/28	200,000	241,017
6.000%, 01/15/38	60,000	76,344
Duke Energy Corp.
2.650%, 09/01/26	860,000	784,876
3.750%, 04/15/24	660,000	660,631
3.750%, 09/01/46	100,000	90,197
6.250%, 06/15/18	375,000	377,687
Duke Energy Indiana LLC
3.750%, 05/15/46	370,000	355,909
Duke Energy Progress LLC
6.125%, 09/15/33	500,000	639,353
Duquesne Light Holdings, Inc.
3.616%, 08/01/27 (144A)	240,000	230,644
Edison International
2.400%, 09/15/22	100,000	95,349
2.950%, 03/15/23	425,000	413,275
4.125%, 03/15/28	860,000	866,286
EDP Finance B.V.
3.625%, 07/15/24 (144A)	500,000	491,830
5.250%, 01/14/21 (144A)	425,000	445,137
Electricite de France S.A.
4.875%, 01/22/44 (144A)	165,000	176,862
Emera U.S. Finance L.P.
3.550%, 06/15/26	195,000	186,224
4.750%, 06/15/46	405,000	406,450
Enel Finance International NV
3.500%, 04/06/28 (144A)	685,000	638,481
3.625%, 05/25/27 (144A)	520,000	495,254

Electric—(Continued)
Entergy Arkansas, Inc.
3.050%, 06/01/23	311,000	305,246
Entergy Corp.
2.950%, 09/01/26	580,000	539,912
4.000%, 07/15/22	270,000	275,590
Entergy Louisiana LLC
4.000%, 03/15/33	225,000	229,444
Entergy Mississippi, Inc.
2.850%, 06/01/28	245,000	229,240
Eversource Energy
3.300%, 01/15/28	720,000	693,755
Exelon Corp.
2.450%, 04/15/21	60,000	58,641
3.497%, 06/01/22	530,000	524,909
4.450%, 04/15/46	115,000	117,307
Exelon Generation Co. LLC
3.400%, 03/15/22	195,000	195,161
FirstEnergy Corp.
3.900%, 07/15/27	270,000	265,159
4.850%, 07/15/47	125,000	131,480
Florida Power & Light Co.
3.950%, 03/01/48	495,000	503,813
4.950%, 06/01/35	300,000	341,521
5.625%, 04/01/34	110,000	132,873
Fortis, Inc.
3.055%, 10/04/26	437,000	404,989
Georgia Power Co.
5.400%, 06/01/40	120,000	142,353
Gulf Power Co.
3.300%, 05/30/27	520,000	506,447
Indiana Michigan Power Co.
3.200%, 03/15/23	250,000	247,192
ITC Holdings Corp.
3.250%, 06/30/26	190,000	182,422
3.350%, 11/15/27 (144A)	710,000	678,214
Jersey Central Power & Light Co.
4.300%, 01/15/26 (144A)	505,000	519,765
6.150%, 06/01/37	100,000	123,908
Kansas City Power & Light Co.
3.150%, 03/15/23	100,000	98,742
7.150%, 04/01/19	250,000	261,223
Korea Southern Power Co., Ltd.
3.000%, 01/29/21 (144A)	200,000	198,791
Louisville Gas & Electric Co.
5.125%, 11/15/40	125,000	145,822
Metropolitan Edison Co.
3.500%, 03/15/23 (144A)	220,000	220,571
4.000%, 04/15/25 (144A)	230,000	232,049
MidAmerican Energy Co.
3.700%, 09/15/23	300,000	304,403
Nevada Power Co.
5.375%, 09/15/40	96,000	115,893
6.500%, 08/01/18	425,000	430,551
6.650%, 04/01/36	150,000	200,566
New England Power Co.
3.800%, 12/05/47 (144A)	22,000	21,331

BHFTI-216

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
NextEra Energy Capital Holdings, Inc.
2.400%, 09/15/19	159,000	$157,801
Niagara Mohawk Power Corp.
4.278%, 10/01/34 (144A)	264,000	275,006
Northern States Power Co.
2.150%, 08/15/22	500,000	480,041
Oncor Electric Delivery Co. LLC
2.950%, 04/01/25	30,000	28,941
Pacific Gas & Electric Co.
2.450%, 08/15/22	91,000	86,957
2.950%, 03/01/26	435,000	406,417
3.250%, 06/15/23	300,000	295,214
3.300%, 12/01/27 (144A)	465,000	440,046
3.500%, 06/15/25	560,000	546,462
4.250%, 03/15/46	205,000	198,330
5.800%, 03/01/37	255,000	293,249
6.050%, 03/01/34 (b)	250,000	297,987
PacifiCorp
5.500%, 01/15/19	65,000	66,394
5.900%, 08/15/34	15,000	18,205
6.100%, 08/01/36	116,000	151,802
6.250%, 10/15/37	260,000	341,183
7.700%, 11/15/31	40,000	55,988
Pennsylvania Electric Co.
3.250%, 03/15/28 (144A)	400,000	376,472
PPL Capital Funding, Inc.
3.100%, 05/15/26	825,000	779,822
3.500%, 12/01/22	775,000	777,395
4.000%, 09/15/47	317,000	305,749
PPL Electric Utilities Corp.
4.750%, 07/15/43	42,000	47,749
Progress Energy, Inc.
7.000%, 10/30/31	325,000	422,604
Public Service Co. of Colorado
3.950%, 03/15/43	200,000	200,831
5.125%, 06/01/19	150,000	154,090
5.800%, 08/01/18	130,000	131,436
Public Service Co. of New Hampshire
3.500%, 11/01/23	55,000	55,569
Public Service Co. of Oklahoma
5.150%, 12/01/19	50,000	51,711
6.625%, 11/15/37	100,000	130,208
Public Service Electric & Gas Co.
2.250%, 09/15/26	203,000	185,392
3.650%, 09/01/42	56,000	54,203
Rochester Gas & Electric Corp.
3.100%, 06/01/27 (144A)	383,000	368,044
San Diego Gas & Electric Co.
5.350%, 05/15/35	100,000	116,685
6.000%, 06/01/26	100,000	115,886
Sempra Energy
2.400%, 03/15/20	120,000	118,433
2.900%, 02/01/23	280,000	273,906
3.250%, 06/15/27	195,000	185,257
3.400%, 02/01/28	1,005,000	964,059
4.000%, 02/01/48	55,000	51,235
9.800%, 02/15/19	200,000	211,751

Electric—(Continued)
Sierra Pacific Power Co.
2.600%, 05/01/26	1,941,000	1,809,612
6.750%, 07/01/37	150,000	202,112
Southern California Edison Co.
3.500%, 10/01/23	239,000	241,581
3.650%, 03/01/28	495,000	496,089
4.125%, 03/01/48	420,000	429,080
4.650%, 10/01/43	200,000	218,823
Southern Power Co.
4.950%, 12/15/46	259,000	268,480
5.150%, 09/15/41	200,000	215,008
5.250%, 07/15/43	95,000	103,349
Southwestern Electric Power Co.
3.900%, 04/01/45	165,000	158,506
Southwestern Public Service Co.
3.700%, 08/15/47	470,000	451,566
Toledo Edison Co. (The)
6.150%, 05/15/37	250,000	310,957
7.250%, 05/01/20	15,000	16,089
Trans-Allegheny Interstate Line Co.
3.850%, 06/01/25 (144A)	300,000	301,874
Union Electric Co.
2.950%, 06/15/27	214,000	204,664
Virginia Electric & Power Co.
3.450%, 02/15/24	122,000	122,382
3.800%, 04/01/28	440,000	445,491
Xcel Energy, Inc.
3.350%, 12/01/26	370,000	359,025

		42,088,192

Electrical Components & Equipment—0.0%
Emerson Electric Co.
6.000%, 08/15/32	70,000	84,380

Electronics—0.0%
Arrow Electronics, Inc.
3.875%, 01/12/28	127,000	123,034
Corning, Inc.
4.375%, 11/15/57	235,000	216,404
Koninklijke Philips NV
3.750%, 03/15/22	100,000	102,435
6.875%, 03/11/38	100,000	134,903

		576,776

Engineering & Construction—0.0%
ABB Finance USA, Inc.
2.875%, 05/08/22	100,000	98,928

Environmental Control—0.0%
Republic Services, Inc.
5.500%, 09/15/19	600,000	621,597

Food—0.4%
Campbell Soup Co.
3.950%, 03/15/25	330,000	328,445
4.150%, 03/15/28	310,000	307,725

BHFTI-217

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Food—(Continued)
Conagra Brands, Inc.
6.625%, 08/15/39	70,000	$80,841
7.125%, 10/01/26	19,000	22,593
Kellogg Co.
4.000%, 12/15/20	64,000	65,521
7.450%, 04/01/31	500,000	657,677
Kraft Heinz Foods Co.
3.000%, 06/01/26	490,000	452,289
3.950%, 07/15/25	523,000	520,702
4.375%, 06/01/46 (b)	705,000	646,475
5.200%, 07/15/45	84,000	85,371
6.125%, 08/23/18	590,000	598,166
6.875%, 01/26/39	300,000	370,358
Kroger Co. (The)
3.875%, 10/15/46	635,000	546,277
7.700%, 06/01/29	310,000	391,764
8.000%, 09/15/29	400,000	513,148
McCormick & Co., Inc.
3.150%, 08/15/24	505,000	490,058
3.400%, 08/15/27	132,000	126,332
Sysco Corp.
3.750%, 10/01/25	83,000	83,559
4.450%, 03/15/48	330,000	329,869
4.850%, 10/01/45	73,000	77,515
Tyson Foods, Inc.
2.650%, 08/15/19	96,000	95,456
3.950%, 08/15/24	200,000	201,236
4.550%, 06/02/47 (b)	95,000	95,270
4.875%, 08/15/34	250,000	264,869

		7,351,516

Forest Products & Paper—0.0%
International Paper Co.
3.000%, 02/15/27	380,000	351,444
3.800%, 01/15/26	565,000	559,691

		911,135

Gas—0.2%
Atmos Energy Corp.
8.500%, 03/15/19	350,000	368,465
Brooklyn Union Gas Co. (The)
4.273%, 03/15/48 (144A)	1,015,000	1,052,318
CenterPoint Energy Resources Corp.
3.550%, 04/01/23	265,000	265,815
Dominion Energy Gas Holdings LLC
2.800%, 11/15/20	433,000	428,822
4.600%, 12/15/44	142,000	148,774
4.800%, 11/01/43	765,000	819,187
KeySpan Gas East Corp.
2.742%, 08/15/26 (144A)	345,000	323,059
Nisource Finance Corp.
6.800%, 01/15/19	35,000	36,061
NiSource, Inc.
6.250%, 12/15/40	75,000	94,479

Gas—(Continued)
Southern Co. Gas Capital Corp.
3.250%, 06/15/26	425,000	407,586
5.875%, 03/15/41	147,000	176,952
6.000%, 10/01/34	250,000	293,461

		4,414,979

Healthcare-Products—0.4%
Abbott Laboratories
3.750%, 11/30/26	1,150,000	1,143,844
Becton Dickinson & Co.
2.894%, 06/06/22	135,000	130,985
4.685%, 12/15/44	300,000	301,993
Becton Dickinson and Co.
3.363%, 06/06/24	1,817,000	1,748,860
Covidien International Finance S.A.
2.950%, 06/15/23	365,000	358,446
Medtronic, Inc.
3.500%, 03/15/25	335,000	334,861
4.375%, 03/15/35	759,000	805,310
4.625%, 03/15/45	492,000	538,519
Stryker Corp.
3.650%, 03/07/28	120,000	120,497
4.100%, 04/01/43	55,000	53,782
Thermo Fisher Scientific, Inc.
2.950%, 09/19/26	802,000	748,686
3.150%, 01/15/23	228,000	224,322
3.200%, 08/15/27	220,000	208,236
4.150%, 02/01/24	286,000	293,797
Zimmer Biomet Holdings, Inc.
2.000%, 04/01/18	525,000	525,000
3.700%, 03/19/23	341,000	341,671

		7,878,809

Healthcare-Services—0.3%
Aetna, Inc.
3.875%, 08/15/47	170,000	152,519
Anthem, Inc.
2.300%, 07/15/18	420,000	419,639
3.125%, 05/15/22	100,000	98,673
3.300%, 01/15/23	35,000	34,617
3.650%, 12/01/27	810,000	783,109
4.101%, 03/01/28	1,075,000	1,074,221
Ascension Health
3.945%, 11/15/46	196,000	198,931
Howard Hughes Medical Institute
3.500%, 09/01/23	200,000	204,287
Laboratory Corp. of America Holdings
3.200%, 02/01/22	215,000	213,963
Magellan Health, Inc.
4.400%, 09/22/24	292,000	290,189
Mayo Clinic
4.128%, 11/15/52	78,000	81,245
Providence St. Joseph Health Obligated Group
2.746%, 10/01/26	120,000	113,286

BHFTI-218

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Quest Diagnostics, Inc.
3.450%, 06/01/26	91,000	$88,269
Roche Holdings, Inc.
2.250%, 09/30/19 (144A) (b)	300,000	298,460
UnitedHealth Group, Inc.
2.750%, 02/15/23	46,000	44,971
2.875%, 03/15/22	400,000	395,462
2.875%, 03/15/23	300,000	295,065
3.100%, 03/15/26	120,000	116,242
3.750%, 10/15/47	155,000	145,958
3.950%, 10/15/42	250,000	245,475
4.700%, 02/15/21	64,000	66,949
5.800%, 03/15/36	425,000	520,991
6.625%, 11/15/37	175,000	234,022

		6,116,543

Household Products/Wares—0.1%
Kimberly-Clark Corp.
5.300%, 03/01/41	225,000	267,679
Reckitt Benckiser Treasury Services plc
2.375%, 06/24/22 (144A)	1,150,000	1,104,045

		1,371,724

Housewares—0.0%
Newell Brands, Inc.
4.200%, 04/01/26 (b)	470,000	465,307
5.375%, 04/01/36	150,000	156,430
5.500%, 04/01/46	255,000	270,685

		892,422

Insurance—0.8%
AIA Group, Ltd.
3.900%, 04/06/28 (144A)	415,000	418,101
AIG SunAmerica Global Financing X
6.900%, 03/15/32 (144A)	785,000	1,032,065
American International Group, Inc.
3.875%, 01/15/35	1,290,000	1,203,142
4.200%, 04/01/28 (b)	165,000	167,218
4.700%, 07/10/35	150,000	154,960
5.750%, 04/01/48 (c)	410,000	415,330
Aon Corp.
5.000%, 09/30/20	200,000	208,825
Assurant, Inc.
4.200%, 09/27/23	305,000	306,656
Athene Global Funding
2.750%, 04/20/20 (144A)	352,000	349,056
4.000%, 01/25/22 (144A)	184,000	186,276
Athene Holding, Ltd.
4.125%, 01/12/28	85,000	81,567
Berkshire Hathaway, Inc.
3.125%, 03/15/26	530,000	516,579
Chubb INA Holdings, Inc.
2.300%, 11/03/20	60,000	59,093
2.700%, 03/13/23	200,000	194,881

Insurance—(Continued)
CNA Financial Corp.
7.250%, 11/15/23	153,000	177,714
Great-West Lifeco Finance Delaware L.P.
4.150%, 06/03/47 (144A)	300,000	302,073
Guardian Life Global Funding
2.500%, 05/08/22 (144A)	250,000	243,248
Guardian Life Insurance Co. of America (The)
4.850%, 01/24/77 (144A)	63,000	64,923
Hartford Financial Services Group, Inc. (The)
4.400%, 03/15/48 (b)	300,000	306,145
Jackson National Life Global Funding
3.250%, 01/30/24 (144A)	173,000	171,278
Liberty Mutual Group, Inc.
4.950%, 05/01/22 (144A)	220,000	232,300
Liberty Mutual Insurance Co.
8.500%, 05/15/25 (144A)	500,000	626,008
Lincoln National Corp.
3.800%, 03/01/28	320,000	317,249
6.250%, 02/15/20	375,000	396,449
Manulife Financial Corp.
4.061%, 5Y USD Swap + 1.647%, 02/24/32 (c)	505,000	493,110
4.150%, 03/04/26	750,000	760,946
Markel Corp.
3.625%, 03/30/23	100,000	100,160
Marsh & McLennan Cos., Inc.
2.750%, 01/30/22	120,000	118,057
Massachusetts Mutual Life Insurance Co.
8.875%, 06/01/39 (144A)	121,000	190,157
Nationwide Mutual Insurance Co.
7.875%, 04/01/33 (144A)	200,000	273,552
8.250%, 12/01/31 (144A)	135,000	185,159
9.375%, 08/15/39 (144A)	138,000	223,198
New York Life Global Funding
3.000%, 01/10/28 (144A) (b)	485,000	461,987
New York Life Insurance Co.
5.875%, 05/15/33 (144A)	400,000	497,705
OneBeacon U.S. Holdings, Inc.
4.600%, 11/09/22	300,000	304,230
Pacific Life Insurance Co.
4.300%, 10/24/67 (144A) (c)	50,000	47,712
Pricoa Global Funding I
2.200%, 05/16/19 (144A)	280,000	278,231
2.200%, 06/03/21 (144A)	423,000	412,734
2.550%, 11/24/20 (144A)	280,000	277,130
Principal Life Global Funding II
3.000%, 04/18/26 (144A)	234,000	223,419
Progressive Corp. (The)
4.200%, 03/15/48	265,000	271,203
5.375%, 3M LIBOR + 2.539%, 03/15/23 (c)	180,000	182,025
Prudential Financial, Inc.
3.905%, 12/07/47 (144A)	380,000	359,641
Prudential Insurance Co. of America (The)
8.300%, 07/01/25 (144A)	800,000	1,013,624
Swiss Re Treasury U.S. Corp.
4.250%, 12/06/42 (144A)	120,000	122,686

BHFTI-219

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Teachers Insurance & Annuity Association of America
4.270%, 05/15/47 (144A)	200,000	$200,031
4.900%, 09/15/44 (144A)	136,000	149,893
Travelers Cos., Inc. (The)
3.900%, 11/01/20	25,000	25,625
6.750%, 06/20/36	175,000	234,777
Travelers Property Casualty Corp.
6.375%, 03/15/33	100,000	125,573

		15,663,701

Internet—0.1%
Amazon.com, Inc.
3.150%, 08/22/27 (144A)	1,885,000	1,818,732
4.250%, 08/22/57 (144A)	300,000	299,216
4.800%, 12/05/34	189,000	209,371
Booking Holdings, Inc.
2.750%, 03/15/23	71,000	68,516
Tencent Holdings, Ltd.
3.595%, 01/19/28 (144A)	275,000	264,874

		2,660,709

Iron/Steel—0.1%
Nucor Corp.
4.000%, 08/01/23	290,000	300,173
5.850%, 06/01/18	550,000	553,014
Vale Overseas, Ltd.
6.250%, 08/10/26	802,000	898,240
6.875%, 11/21/36	200,000	235,240

		1,986,667

Machinery-Construction & Mining—0.1%
ABB Finance USA, Inc.
3.800%, 04/03/28	285,000	287,705
Caterpillar Financial Services Corp.
1.931%, 10/01/21	147,000	142,073
Caterpillar, Inc.
7.300%, 05/01/31	584,000	765,936

		1,195,714

Machinery-Diversified—0.1%
Deere & Co.
5.375%, 10/16/29	1,175,000	1,378,957
8.100%, 05/15/30	61,000	85,367
John Deere Capital Corp.
2.450%, 09/11/20	75,000	74,352
2.800%, 01/27/23	122,000	119,891
Roper Technologies, Inc.
3.000%, 12/15/20	83,000	82,711
3.800%, 12/15/26	100,000	99,588

		1,840,866

Media—0.9%
21st Century Fox America, Inc.
5.400%, 10/01/43	340,000	398,803
7.125%, 04/08/28	220,000	273,887

Media—(Continued)
21st Century Fox America, Inc.
7.250%, 05/18/18	265,000	266,542
7.280%, 06/30/28	400,000	502,586
7.300%, 04/30/28	218,000	275,150
7.625%, 11/30/28	100,000	129,522
CBS Corp.
3.375%, 02/15/28	1,180,000	1,097,014
3.700%, 08/15/24	265,000	263,349
4.000%, 01/15/26	167,000	164,758
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
3.750%, 02/15/28	2,690,000	2,471,937
4.908%, 07/23/25	472,000	482,340
6.384%, 10/23/35	179,000	199,952
Comcast Corp.
2.350%, 01/15/27	625,000	561,130
3.150%, 02/15/28	1,050,000	1,000,102
3.200%, 07/15/36	435,000	384,378
3.400%, 07/15/46	142,000	122,005
3.550%, 05/01/28	221,000	217,940
3.900%, 03/01/38	420,000	407,152
4.000%, 03/01/48	265,000	250,802
4.250%, 01/15/33	303,000	313,938
4.600%, 08/15/45	395,000	409,318
4.750%, 03/01/44	135,000	142,325
5.650%, 06/15/35	996,000	1,176,033
6.500%, 11/15/35	185,000	236,215
7.050%, 03/15/33	187,000	247,535
COX Communications, Inc.
3.150%, 08/15/24 (144A)	385,000	369,221
3.500%, 08/15/27 (144A)	235,000	224,195
Discovery Communications LLC
3.950%, 03/20/28	158,000	151,561
Grupo Televisa S.A.B.
6.125%, 01/31/46	200,000	218,911
8.500%, 03/11/32 (b)	100,000	128,667
Historic TW, Inc.
6.875%, 06/15/18	100,000	100,792
NBCUniversal Media LLC
5.950%, 04/01/41	300,000	367,601
Time Warner Cable LLC
5.000%, 02/01/20	585,000	600,839
5.500%, 09/01/41	460,000	457,024
Time Warner Entertainment Co. L.P.
8.375%, 07/15/33	715,000	930,470
Time Warner, Inc.
2.950%, 07/15/26	695,000	636,511
3.600%, 07/15/25	250,000	243,270
3.800%, 02/15/27	360,000	348,059
3.875%, 01/15/26	620,000	607,366
4.750%, 03/29/21	500,000	522,149
Viacom, Inc.
4.375%, 03/15/43	284,000	254,497
6.875%, 04/30/36	375,000	445,801
Walt Disney Co. (The)
1.850%, 07/30/26	136,000	121,145
3.000%, 02/13/26	300,000	293,304

BHFTI-220

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Walt Disney Co. (The)
3.700%, 12/01/42	265,000	$257,686

		19,273,782

Metal Fabricate/Hardware—0.0%
Precision Castparts Corp.
2.500%, 01/15/23	300,000	292,233
4.200%, 06/15/35	60,000	62,608

		354,841

Mining—0.1%
Anglo American Capital plc
3.750%, 04/10/22 (144A)	750,000	747,600
4.000%, 09/11/27 (144A)	300,000	287,701
BHP Billiton Finance USA, Ltd.
2.875%, 02/24/22	194,000	192,968
Glencore Funding LLC
4.000%, 03/27/27 (144A)	315,000	304,089
4.625%, 04/29/24 (144A)	200,000	204,660
Newcrest Finance Pty, Ltd.
5.750%, 11/15/41 (144A)	218,000	235,533
Rio Tinto Finance USA plc
2.875%, 08/21/22 (b)	5,000	5,003
Rio Tinto Finance USA, Ltd.
7.125%, 07/15/28	280,000	359,736
Vale Canada, Ltd.
7.200%, 09/15/32	200,000	225,000

		2,562,290

Miscellaneous Manufacturing—0.3%
Eaton Corp.
3.103%, 09/15/27	210,000	197,567
5.800%, 03/15/37	100,000	116,347
7.650%, 11/15/29	100,000	132,062
General Electric Co.
2.700%, 10/09/22	73,000	70,790
3.450%, 05/15/24	293,000	287,527
4.125%, 10/09/42	215,000	199,304
4.500%, 03/11/44 (b)	160,000	157,505
5.000%, 3M LIBOR + 3.330%, 01/21/21 (c)	1,320,000	1,306,800
Illinois Tool Works, Inc.
4.875%, 09/15/41	200,000	232,574
Ingersoll-Rand Co.
6.443%, 11/15/27	300,000	342,767
Ingersoll-Rand Global Holding Co., Ltd.
4.250%, 06/15/23	135,000	140,857
Parker-Hannifin Corp.
3.300%, 11/21/24	114,000	113,269
6.550%, 07/15/18	500,000	506,459
Siemens Financieringsmaatschappij NV
2.000%, 09/15/23 (144A)	390,000	364,797
2.350%, 10/15/26 (144A)	275,000	251,409
3.125%, 03/16/24 (144A)	500,000	493,726

Miscellaneous Manufacturing—(Continued)
Textron, Inc.
3.650%, 03/15/27	171,000	167,623
3.875%, 03/01/25	105,000	105,375

		5,186,758

Oil & Gas—1.2%
Anadarko Petroleum Corp.
3.450%, 07/15/24	300,000	291,252
5.550%, 03/15/26 (b)	340,000	371,160
Apache Corp.
6.000%, 01/15/37	150,000	169,807
BP Capital Markets plc
2.241%, 09/26/18	650,000	649,426
3.017%, 01/16/27	200,000	190,679
3.224%, 04/14/24	800,000	789,465
3.245%, 05/06/22	600,000	601,128
3.279%, 09/19/27 (b)	1,290,000	1,253,846
3.588%, 04/14/27	400,000	399,214
3.814%, 02/10/24	500,000	510,107
Canadian Natural Resources, Ltd.
3.800%, 04/15/24	111,000	110,476
7.200%, 01/15/32	200,000	251,596
Cenovus Energy, Inc.
3.800%, 09/15/23 (b)	500,000	494,215
4.250%, 04/15/27	720,000	701,816
5.250%, 06/15/37	144,000	144,911
5.700%, 10/15/19	325,000	336,147
6.750%, 11/15/39 (b)	101,000	116,358
Chevron Corp.
2.355%, 12/05/22	330,000	320,249
2.566%, 05/16/23	400,000	388,999
2.895%, 03/03/24	161,000	158,178
2.954%, 05/16/26	885,000	851,436
ConocoPhillips
5.900%, 10/15/32	550,000	656,653
ConocoPhillips Holding Co.
6.950%, 04/15/29	225,000	286,194
Encana Corp.
6.500%, 08/15/34	195,000	232,161
7.375%, 11/01/31	500,000	624,826
Eni USA, Inc.
7.300%, 11/15/27	200,000	248,156
EOG Resources, Inc.
5.100%, 01/15/36	431,000	476,924
EQT Corp.
3.900%, 10/01/27	50,000	47,833
Hess Corp.
6.000%, 01/15/40	200,000	211,157
Kerr-McGee Corp.
7.875%, 09/15/31	1,000,000	1,320,496
Marathon Oil Corp.
6.800%, 03/15/32	727,000	869,978
Marathon Petroleum Corp.
4.750%, 09/15/44	325,000	326,707

BHFTI-221

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Nabors Industries, Inc.
4.625%, 09/15/21 (b)	115,000	$111,004
5.000%, 09/15/20 (b)	110,000	109,725
Noble Energy, Inc.
3.850%, 01/15/28 (b)	290,000	285,138
5.050%, 11/15/44 (b)	170,000	177,698
5.250%, 11/15/43 (b)	56,000	59,712
6.000%, 03/01/41	322,000	368,667
Noble Holding International, Ltd.
5.250%, 03/15/42	124,000	76,880
8.950%, 04/01/45	218,000	180,395
Occidental Petroleum Corp.
3.400%, 04/15/26	114,000	112,764
3.500%, 06/15/25	193,000	193,371
4.200%, 03/15/48	350,000	352,593
4.625%, 06/15/45	79,000	84,031
8.450%, 02/15/29	135,000	183,121
Petro-Canada
5.350%, 07/15/33	165,000	187,630
Petroleos Mexicanos
5.350%, 02/12/28 (144A)	141,000	139,082
6.350%, 02/12/48 (144A)	172,000	166,195
6.500%, 03/13/27	1,360,000	1,452,480
Phillips 66
3.900%, 03/15/28	665,000	662,590
4.650%, 11/15/34	229,000	240,323
4.875%, 11/15/44	550,000	586,472
Shell International Finance B.V.
2.250%, 11/10/20	111,000	109,450
2.375%, 08/21/22	440,000	427,045
2.500%, 09/12/26	220,000	205,121
2.875%, 05/10/26	164,000	158,054
3.400%, 08/12/23	350,000	353,652
3.625%, 08/21/42	25,000	23,680
3.750%, 09/12/46	388,000	374,131
4.000%, 05/10/46	345,000	345,290
Sinopec Capital 2013, Ltd.
3.125%, 04/24/23 (144A)	300,000	290,550
Sinopec Group Overseas Development 2013, Ltd.
4.375%, 10/17/23 (144A)	582,000	596,911
Statoil ASA
5.100%, 08/17/40	100,000	117,228
7.250%, 09/23/27	205,000	259,996
Suncor Energy, Inc.
5.950%, 12/01/34	100,000	121,107
7.150%, 02/01/32	100,000	129,534
Total Capital International S.A.
3.700%, 01/15/24	400,000	407,723
Valero Energy Corp.
7.500%, 04/15/32	25,000	32,742

		24,083,635

Oil & Gas Services—0.1%
Baker Hughes a GE Co. LLC
5.125%, 09/15/40	415,000	459,868

Oil & Gas Services—(Continued)
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/27	425,000	406,406
Halliburton Co.
4.850%, 11/15/35	85,000	91,536
5.000%, 11/15/45	116,000	126,233
6.700%, 09/15/38	350,000	450,499
Schlumberger Holdings Corp.
2.350%, 12/21/18 (144A)	400,000	398,902
4.000%, 12/21/25 (144A)	1,110,000	1,128,732

		3,062,176

Packaging & Containers—0.0%
WestRock Co.
3.750%, 03/15/25 (144A)	300,000	299,305

Pharmaceuticals—1.0%
AbbVie, Inc.
2.000%, 11/06/18	649,000	646,498
2.300%, 05/14/21	105,000	102,354
3.200%, 05/14/26	825,000	784,097
4.300%, 05/14/36	63,000	63,009
4.500%, 05/14/35	1,305,000	1,336,584
4.700%, 05/14/45	200,000	206,244
Allergan Funding SCS
3.450%, 03/15/22	225,000	223,076
3.800%, 03/15/25 (b)	1,018,000	1,000,067
3.850%, 06/15/24	750,000	740,987
4.550%, 03/15/35	1,295,000	1,267,781
AstraZeneca plc
3.375%, 11/16/25	167,000	164,593
Cardinal Health, Inc.
2.400%, 11/15/19	128,000	126,706
3.200%, 03/15/23	155,000	152,649
3.750%, 09/15/25	169,000	167,434
CVS Health Corp.
2.875%, 06/01/26	650,000	598,950
3.700%, 03/09/23	360,000	361,955
4.100%, 03/25/25	902,000	908,359
4.300%, 03/25/28	1,291,000	1,296,500
4.780%, 03/25/38	710,000	719,607
5.050%, 03/25/48	75,000	78,884
CVS Pass-Through Trust
5.880%, 01/10/28	426,483	454,878
Express Scripts Holding Co.
3.400%, 03/01/27	180,000	169,115
3.500%, 06/15/24	249,000	243,135
6.125%, 11/15/41	61,000	72,417
GlaxoSmithKline Capital plc
2.850%, 05/08/22	500,000	496,532
GlaxoSmithKline Capital, Inc.
2.800%, 03/18/23	143,000	139,984
5.375%, 04/15/34	300,000	345,582
Johnson & Johnson
3.400%, 01/15/38	123,000	118,269
4.375%, 12/05/33	46,000	50,330
6.950%, 09/01/29	300,000	398,754

BHFTI-222

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
McKesson Corp.
3.796%, 03/15/24	600,000	$598,020
Mead Johnson Nutrition Co.
3.000%, 11/15/20	89,000	88,655
4.900%, 11/01/19	135,000	139,080
5.900%, 11/01/39	300,000	363,955
Medco Health Solutions, Inc.
4.125%, 09/15/20	450,000	459,038
Merck & Co., Inc.
2.400%, 09/15/22	35,000	34,172
2.750%, 02/10/25	409,000	394,225
2.800%, 05/18/23	27,000	26,610
Mylan NV
3.150%, 06/15/21	335,000	330,327
5.250%, 06/15/46	14,000	14,278
Mylan, Inc.
4.550%, 04/15/28 (144A)	720,000	721,171
5.400%, 11/29/43	86,000	88,581
Novartis Capital Corp.
3.400%, 05/06/24	527,000	530,895
Pfizer, Inc.
2.750%, 06/03/26	300,000	285,094
Shire Acquisitions Investments Ireland DAC
2.875%, 09/23/23	643,000	613,860
3.200%, 09/23/26	880,000	820,555
Teva Pharmaceutical Finance Co. B.V.
3.650%, 11/10/21	254,000	239,067
Wyeth LLC
6.500%, 02/01/34	806,000	1,067,834

		20,250,747

Pipelines—1.0%
Andeavor Logistics L.P. / Tesoro Logistics Finance Corp.
4.250%, 12/01/27	43,000	41,920
APT Pipelines, Ltd.
4.250%, 07/15/27 (144A)	142,000	141,965
Boardwalk Pipelines L.P.
4.450%, 07/15/27	37,000	35,972
5.750%, 09/15/19	290,000	300,012
5.950%, 06/01/26	27,000	28,935
Buckeye Partners L.P.
3.950%, 12/01/26	140,000	132,174
5.600%, 10/15/44	310,000	308,950
5.850%, 11/15/43	255,000	260,932
Columbia Pipeline Group, Inc.
4.500%, 06/01/25	805,000	812,480
Enbridge, Inc.
2.900%, 07/15/22	350,000	339,554
3.700%, 07/15/27	145,000	138,994
6.250%, 03/01/78 (c)	775,000	767,729
Energy Transfer L.P.
2.500%, 06/15/18 (b)	576,000	576,104
4.750%, 01/15/26	128,000	129,421
6.050%, 06/01/41	446,000	452,395
7.500%, 07/01/38	200,000	241,672

Pipelines—(Continued)
Energy Transfer Partners L.P.
5.150%, 02/01/43	195,000	178,068
EnLink Midstream Partners L.P.
2.700%, 04/01/19	281,000	279,459
Enterprise Products Operating LLC
3.350%, 03/15/23	500,000	498,225
3.700%, 02/15/26	138,000	136,751
3.750%, 02/15/25	942,000	946,220
3.900%, 02/15/24	233,000	235,954
4.850%, 03/15/44	310,000	324,669
4.900%, 05/15/46	240,000	254,901
4.950%, 10/15/54	33,000	33,933
5.250%, 08/16/77 (b) (c)	165,000	160,463
6.125%, 10/15/39	400,000	479,441
6.875%, 03/01/33	162,000	203,987
Kinder Morgan Energy Partners L.P.
5.625%, 09/01/41	190,000	196,527
Kinder Morgan, Inc.
4.300%, 03/01/28	500,000	497,819
5.200%, 03/01/48	330,000	331,478
5.300%, 12/01/34	640,000	656,486
Magellan Midstream Partners L.P.
6.550%, 07/15/19	695,000	725,124
MPLX L.P.
4.000%, 02/15/25	95,000	94,411
4.000%, 03/15/28	155,000	152,755
4.125%, 03/01/27 (b)	315,000	312,103
4.500%, 04/15/38	244,000	240,908
4.700%, 04/15/48	130,000	126,633
4.875%, 12/01/24	460,000	482,341
5.200%, 03/01/47	141,000	147,343
ONEOK Partners L.P.
3.375%, 10/01/22	65,000	63,978
3.800%, 03/15/20	220,000	221,680
5.000%, 09/15/23	145,000	152,946
6.125%, 02/01/41	890,000	1,013,980
6.650%, 10/01/36	275,000	331,416
6.850%, 10/15/37	275,000	335,756
Phillips 66 Partners L.P.
4.900%, 10/01/46	308,000	309,190
Plains All American Pipeline L.P. / PAA Finance Corp.
3.850%, 10/15/23	350,000	341,332
5.750%, 01/15/20 (b)	610,000	634,300
6.650%, 01/15/37	200,000	222,339
Southern Natural Gas Co. LLC
4.800%, 03/15/47 (144A)	102,000	107,353
8.000%, 03/01/32	70,000	91,519
Spectra Energy Partners L.P.
2.950%, 09/25/18	140,000	140,139
Sunoco Logistics Partners Operations L.P.
4.250%, 04/01/24	91,000	90,485
4.950%, 01/15/43	295,000	267,448
5.350%, 05/15/45	1,040,000	968,873
5.400%, 10/01/47	260,000	247,693
TC PipeLines L.P.
3.900%, 05/25/27	106,000	101,394

BHFTI-223

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Texas Eastern Transmission L.P.
2.800%, 10/15/22 (144A)	46,000	$44,178
3.500%, 01/15/28 (144A)	45,000	42,966
TransCanada PipeLines, Ltd.
4.625%, 03/01/34	200,000	211,999
5.850%, 03/15/36	176,000	208,543
7.125%, 01/15/19	142,000	147,002
7.250%, 08/15/38	300,000	407,057
Valero Energy Partners L.P.
4.500%, 03/15/28	80,000	80,469
Western Gas Partners L.P.
3.950%, 06/01/25	157,000	153,033
4.650%, 07/01/26	150,000	151,857
5.300%, 03/01/48	34,000	33,673
5.375%, 06/01/21	149,000	155,452
5.450%, 04/01/44	102,000	103,061
Williams Partners L.P.
3.900%, 01/15/25	217,000	214,909
4.000%, 09/15/25	700,000	688,741
4.850%, 03/01/48	142,000	140,563

		20,830,532

Real Estate—0.2%
China Overseas Finance Investment Cayman V, Ltd.
Zero Coupon, 01/05/23	2,600,000	2,741,700
Ontario Teachers’ Cadillac Fairview Properties Trust
3.125%, 03/20/22 (144A)	580,000	576,718
3.875%, 03/20/27 (144A)	473,000	475,976
ProLogis L.P.
3.750%, 11/01/25	38,000	38,376

		3,832,770

Real Estate Investment Trusts—0.6%
American Tower Corp.
3.375%, 10/15/26	635,000	594,163
3.600%, 01/15/28	260,000	246,860
4.400%, 02/15/26	141,000	142,485
5.000%, 02/15/24	474,000	500,345
AvalonBay Communities, Inc.
2.900%, 10/15/26 (b)	124,000	116,242
4.350%, 04/15/48	100,000	101,616
Boston Properties L.P.
3.200%, 01/15/25	266,000	256,772
3.650%, 02/01/26	435,000	425,342
3.800%, 02/01/24	527,000	530,247
Brixmor Operating Partnership L.P.
3.850%, 02/01/25	200,000	195,364
Crown Castle International Corp.
3.700%, 06/15/26	274,000	263,686
4.000%, 03/01/27	47,000	46,217
DDR Corp.
4.700%, 06/01/27	94,000	95,771
Digital Realty Trust L.P.
3.700%, 08/15/27	115,000	110,818

Real Estate Investment Trusts—(Continued)
Duke Realty L.P.
3.250%, 06/30/26	60,000	57,529
3.625%, 04/15/23	210,000	211,364
EPR Properties
4.500%, 06/01/27	207,000	201,809
ERP Operating L.P.
3.500%, 03/01/28	184,000	180,226
4.625%, 12/15/21	60,000	62,698
4.750%, 07/15/20	190,000	196,945
Essex Portfolio L.P.
4.500%, 03/15/48	130,000	129,474
Goodman U.S. Finance Three LLC
3.700%, 03/15/28 (144A)	805,000	773,603
Government Properties Income Trust
4.000%, 07/15/22	275,000	274,200
HCP, Inc.
3.875%, 08/15/24	357,000	353,941
4.000%, 06/01/25	472,000	472,711
4.200%, 03/01/24	125,000	126,230
Kimco Realty Corp.
3.800%, 04/01/27	200,000	192,549
National Retail Properties, Inc.
4.000%, 11/15/25	193,000	191,792
Realty Income Corp.
3.875%, 07/15/24	200,000	200,760
3.875%, 04/15/25	125,000	124,604
Scentre Group Trust 1 / Scentre Group Trust 2
3.500%, 02/12/25 (144A)	300,000	296,085
Select Income REIT
3.600%, 02/01/20	300,000	299,356
Senior Housing Properties Trust
3.250%, 05/01/19	230,000	230,168
4.750%, 02/15/28	250,000	244,941
Simon Property Group L.P.
3.250%, 11/30/26	122,000	117,663
3.300%, 01/15/26	970,000	942,981
3.375%, 12/01/27	280,000	268,650
3.500%, 09/01/25	275,000	272,268
4.375%, 03/01/21	420,000	434,942
Ventas Realty L.P.
3.750%, 05/01/24	300,000	300,654
3.850%, 04/01/27	508,000	496,899
4.125%, 01/15/26	68,000	68,530
Ventas Realty L.P. / Ventas Capital Corp.
3.250%, 08/15/22	285,000	282,494
VEREIT Operating Partnership L.P.
4.600%, 02/06/24	621,000	629,017
Vornado Realty L.P.
3.500%, 01/15/25	100,000	96,282
Welltower, Inc.
4.000%, 06/01/25	410,000	409,670
WP Carey, Inc.
4.600%, 04/01/24	180,000	184,496

		12,951,459

BHFTI-224

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—0.2%
AutoZone, Inc.
3.750%, 06/01/27	206,000	$201,786
Darden Restaurants, Inc.
4.550%, 02/15/48	140,000	139,406
Dollar General Corp.
4.125%, 05/01/28	170,000	171,520
Home Depot, Inc. (The)
2.125%, 09/15/26	77,000	69,653
3.500%, 09/15/56	180,000	160,733
4.875%, 02/15/44	250,000	286,243
5.400%, 09/15/40	200,000	243,258
5.875%, 12/16/36	100,000	128,509
Macy’s Retail Holdings, Inc.
4.300%, 02/15/43	90,000	73,307
McDonald’s Corp.
3.350%, 04/01/23	45,000	45,249
4.450%, 03/01/47	60,000	61,843
4.600%, 05/26/45	295,000	310,479
4.875%, 07/15/40	340,000	370,005
6.300%, 10/15/37	325,000	417,146
Nordstrom, Inc.
6.950%, 03/15/28 (b)	170,000	195,583
O’Reilly Automotive, Inc.
3.600%, 09/01/27	185,000	179,256
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26	630,000	595,290
3.800%, 11/18/24	683,000	672,645
4.500%, 11/18/34	292,000	288,879
Walmart, Inc.
3.300%, 04/22/24	150,000	150,840
3.625%, 12/15/47 (b)	65,000	63,596

		4,825,226

Savings & Loans—0.1%
Nationwide Building Society
4.000%, 09/14/26 (144A)	250,000	240,884
4.125%, 10/18/32 (144A) (c)	625,000	594,087
4.302%, 03/08/29 (144A) (c)	405,000	403,798

		1,238,769

Semiconductors—0.3%
Analog Devices, Inc.
3.125%, 12/05/23	244,000	238,965
4.500%, 12/05/36	113,000	114,792
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.000%, 01/15/22	450,000	441,561
3.125%, 01/15/25	380,000	359,218
3.500%, 01/15/28	245,000	230,283
3.625%, 01/15/24	947,000	931,592
3.875%, 01/15/27	449,000	436,690
Intel Corp.
2.600%, 05/19/26	855,000	806,857
3.100%, 07/29/22	230,000	230,972
3.150%, 05/11/27	200,000	195,844
3.734%, 12/08/47 (144A)	363,000	353,710

Semiconductors—(Continued)
QUALCOMM, Inc.
2.600%, 01/30/23	35,000	33,569
2.900%, 05/20/24	1,020,000	975,346
3.250%, 05/20/27	251,000	237,939

		5,587,338

Software—0.6%
Microsoft Corp.
2.400%, 08/08/26	2,045,000	1,903,033
2.700%, 02/12/25 (b)	600,000	579,338
2.875%, 02/06/24	301,000	295,787
3.450%, 08/08/36	665,000	648,605
3.500%, 02/12/35	1,038,000	1,025,238
4.500%, 10/01/40	500,000	554,637
4.500%, 02/06/57	238,000	260,876
5.200%, 06/01/39 (b)	500,000	602,393
Oracle Corp.
2.400%, 09/15/23	283,000	271,064
2.500%, 05/15/22	226,000	221,563
2.500%, 10/15/22	379,000	369,523
2.650%, 07/15/26	720,000	673,205
2.950%, 11/15/24	1,050,000	1,021,657
2.950%, 05/15/25	450,000	435,763
3.250%, 11/15/27	2,305,000	2,248,382
3.800%, 11/15/37	300,000	296,656
3.850%, 07/15/36	285,000	282,346
4.125%, 05/15/45	115,000	115,930
6.125%, 07/08/39	70,000	90,398
VMware, Inc.
2.950%, 08/21/22	869,000	832,808

		12,729,202

Telecommunications—1.3%
America Movil S.A.B. de C.V.
5.000%, 03/30/20 (b)	100,000	103,211
6.375%, 03/01/35 (b)	600,000	728,911
AT&T, Inc.
3.400%, 05/15/25	1,607,000	1,548,421
3.900%, 08/14/27 (b)	690,000	694,750
3.950%, 01/15/25	124,000	123,923
4.100%, 02/15/28 (144A)	107,000	106,243
4.125%, 02/17/26	66,000	66,160
4.300%, 02/15/30 (144A)	1,569,000	1,560,038
4.300%, 12/15/42	122,000	113,249
4.350%, 06/15/45	530,000	484,329
4.450%, 04/01/24	28,000	28,900
4.500%, 05/15/35	990,000	972,332
4.500%, 03/09/48	865,000	803,961
4.900%, 08/14/37	706,000	709,986
5.150%, 11/15/46 (144A)	1,106,000	1,130,352
5.250%, 03/01/37	875,000	925,640
5.350%, 09/01/40	90,000	94,467
5.800%, 02/15/19	151,000	154,822
6.350%, 03/15/40	225,000	261,077

BHFTI-225

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
British Telecommunications plc
9.125%, 12/15/30	75,000	$109,586
Cisco Systems, Inc.
5.500%, 01/15/40 (b)	110,000	138,001
5.900%, 02/15/39	750,000	980,049
Crown Castle Towers LLC
3.663%, 05/15/25 (144A)	260,000	258,112
4.883%, 08/15/20 (144A)	500,000	517,486
Deutsche Telekom International Finance B.V.
2.485%, 09/19/23 (144A)	460,000	434,500
3.600%, 01/19/27 (144A) (b)	1,125,000	1,104,394
Koninklijke KPN NV
8.375%, 10/01/30	250,000	339,682
Qwest Corp.
6.750%, 12/01/21	350,000	375,231
6.875%, 09/15/33	85,000	80,890
7.250%, 09/15/25 (b)	133,000	143,497
Rogers Communications, Inc.
8.750%, 05/01/32	400,000	546,145
SES GLOBAL Americas Holdings GP
5.300%, 03/25/44 (144A)	280,000	234,489
Telefonica Emisiones S.A.U.
3.192%, 04/27/18	150,000	150,060
4.103%, 03/08/27	217,000	216,778
4.665%, 03/06/38	455,000	460,238
5.213%, 03/08/47	612,000	650,418
Verizon Communications, Inc.
2.625%, 08/15/26 (b)	870,000	794,517
3.450%, 03/15/21	180,000	181,811
4.125%, 08/15/46	1,490,000	1,340,948
4.272%, 01/15/36	1,340,000	1,282,734
4.400%, 11/01/34	1,622,000	1,601,890
4.672%, 03/15/55	131,000	124,604
4.812%, 03/15/39	1,428,000	1,459,280
5.012%, 08/21/54	767,000	766,891
5.250%, 03/16/37	274,000	295,457
Vodafone Group plc
6.250%, 11/30/32	750,000	880,852

		26,079,312

Toys/Games/Hobbies—0.0%
Hasbro, Inc.
3.500%, 09/15/27	83,000	77,743

Transportation—0.4%
Burlington Northern Santa Fe LLC
3.000%, 03/15/23	500,000	495,573
3.050%, 09/01/22	620,000	618,677
3.450%, 09/15/21	510,000	518,364
7.950%, 08/15/30	100,000	136,650
Canadian Pacific Railway Co.
2.900%, 02/01/25	785,000	754,614
5.750%, 03/15/33	120,000	137,990
6.125%, 09/15/15	102,000	127,390
7.250%, 05/15/19	290,000	304,014

Transportation—(Continued)
CSX Corp.
2.600%, 11/01/26	300,000	273,817
3.250%, 06/01/27	805,000	769,450
3.400%, 08/01/24	200,000	199,559
3.800%, 11/01/46	410,000	377,291
4.750%, 05/30/42	41,000	43,485
FedEx Corp.
3.250%, 04/01/26	82,000	79,679
3.900%, 02/01/35	96,000	92,825
4.100%, 02/01/45	450,000	425,953
Norfolk Southern Corp.
4.150%, 02/28/48 (b)	385,000	381,492
5.590%, 05/17/25	100,000	111,775
Ryder System, Inc.
2.500%, 05/11/20	844,000	833,323
2.875%, 09/01/20	330,000	327,929
Union Pacific Corp.
3.600%, 09/15/37	24,000	23,108
3.799%, 10/01/51	378,000	360,405

		7,393,363

Trucking & Leasing—0.1%
Aviation Capital Group LLC
3.500%, 11/01/27 (144A)	1,080,000	1,013,331
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
2.875%, 07/17/18 (144A)	93,000	93,037
3.950%, 03/10/25 (144A)	65,000	65,139

		1,171,507

Water—0.0%
American Water Capital Corp.
3.850%, 03/01/24	100,000	102,871
6.593%, 10/15/37	100,000	134,422

		237,293

Total Corporate Bonds & Notes (Cost $499,129,855)		489,845,831

Convertible Bonds—18.9%

Aerospace/Defense—1.2%
Airbus SE
Zero Coupon, 06/14/21 (EUR)	4,600,000	7,018,485
Zero Coupon, 07/01/22 (EUR)	5,100,000	7,457,998
MTU Aero Engines AG
0.125%, 05/17/23	2,200,000	3,549,540
Safran S.A.
Zero Coupon, 12/31/20	5,650,700	7,022,431

		25,048,454

Airlines—0.3%
ANA Holdings, Inc.
Zero Coupon, 09/16/22	670,000,000	6,485,597

BHFTI-226

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Apparel—0.2%
LVMH Moet Hennessy Louis Vuitton SE
Zero Coupon, 02/16/21	1,019,400	$3,170,844

Auto Parts & Equipment—0.4%
Cie Generale des Etablissements Michelin
Zero Coupon, 01/10/22	5,800,000	6,014,600
Valeo S.A.
Zero Coupon, 06/16/21	2,800,000	2,867,200

		8,881,800

Banks—0.5%
Credit Agricole S.A.
Zero Coupon, 10/03/19	4,380,000	4,269,459
Gunma Bank, Ltd. (The)
Zero Coupon, 10/11/19	2,100,000	2,128,875
Yamaguchi Financial Group, Inc.
1.786%, 3M LIBOR - 0.500%, 03/26/20 (c)	2,900,000	3,045,725

		9,444,059

Biotechnology—0.5%
Illumina, Inc.
Zero Coupon, 06/15/19 (b)	8,972,000	9,926,047

Building Materials—0.1%
LIXIL Group Corp.
Zero Coupon, 03/04/20	230,000,000	2,141,558

Chemicals—0.8%
BASF SE
0.925%, 03/09/23	4,500,000	4,423,500
Brenntag Finance B.V.
1.875%, 12/02/22	4,000,000	3,996,000
Kansai Paint Co., Ltd.
Zero Coupon, 06/17/19	230,000,000	2,272,332
Mitsubishi Chemical Holdings Corp.
Zero Coupon, 03/30/22	210,000,000	2,087,073
RPM International, Inc.
2.250%, 12/15/20 (b)	1,435,000	1,611,485
Toray Industries, Inc.
Zero Coupon, 08/30/19	210,000,000	2,291,833

		16,682,223

Coal—0.3%
RAG-Stiftung
Zero Coupon, 02/18/21	4,100,000	5,417,405

Commercial Services—0.3%
Macquarie Infrastructure Corp.
2.875%, 07/15/19	4,167,000	4,120,121
Toppan Printing Co., Ltd.
Zero Coupon, 12/19/19	290,000,000	2,800,385

		6,920,506

Diversified Financial Services—0.5%
Citigroup Global Markets Funding Luxembourg SCA
0.500%, 08/04/23	1,300,000	1,801,916
Magyar Nemzeti Vagyonkezelo Zrt
3.375%, 04/02/19	3,100,000	4,031,815
Mebuki Financial Group, Inc.
Zero Coupon, 04/24/19	3,000,000	2,943,750
Solidium Oy
Zero Coupon, 09/04/18	1,800,000	2,228,098

		11,005,579

Electric—0.1%
Tohoku Electric Power Co., Inc.
Zero Coupon, 12/03/18	200,000,000	1,863,164

Engineering & Construction—0.4%
Shimizu Corp.
Zero Coupon, 10/16/20	420,000,000	4,110,004
Vinci S.A.
0.375%, 02/16/22	3,400,000	3,630,996

		7,741,000

Food—0.3%
Carrefour S.A.
Zero Coupon, 06/14/23	4,000,000	3,540,840
J Sainsbury plc
1.250%, 11/21/19	1,900,000	2,661,703

		6,202,543

Forest Products & Paper—0.1%
Daio Paper Corp.
Zero Coupon, 09/17/20	190,000,000	1,881,608

Gas—0.5%
National Grid North America, Inc.
0.900%, 11/02/20	1,600,000	2,189,624
Snam S.p.A.
Zero Coupon, 03/20/22	6,600,000	8,169,694

		10,359,318

Healthcare-Products—0.1%
QIAGEN NV
0.375%, 03/19/19	2,200,000	2,590,676

Healthcare-Services—0.5%
Anthem, Inc.
2.750%, 10/15/42 (b)	2,241,000	6,750,035
Fresenius Medical Care AG & Co. KGaA
1.125%, 01/31/20	2,800,000	4,234,224

		10,984,259

Holding Companies-Diversified—0.6%
Industrivarden AB
Zero Coupon, 05/15/19	33,000,000	4,157,823

BHFTI-227

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Holding Companies-Diversified—(Continued)
Sagerpar S.A.
0.375%, 10/09/18	2,500,000	$3,388,351
Wendel S.A.
Zero Coupon, 07/31/19	7,696,700	5,066,665

		12,612,839

Home Furnishings—0.4%
Sony Corp.
Zero Coupon, 09/30/22	738,000,000	8,635,026

Internet—0.9%
Priceline Group, Inc. (The)
0.350%, 06/15/20	7,288,000	11,700,716
0.900%, 09/15/21 (b)	5,290,000	6,602,449

		18,303,165

Investment Company Security—0.1%
Ares Capital Corp.
4.375%, 01/15/19	1,851,000	1,871,824

Iron/Steel—0.1%
APERAM S.A.
0.625%, 07/08/21	1,600,000	1,960,000

Miscellaneous Manufacturing—0.4%
Siemens Financieringsmaatschappij NV
1.650%, 08/16/19	7,000,000	7,781,550

Oil & Gas—0.8%
BP Capital Markets plc
1.000%, 04/28/23	2,700,000	4,441,550
Eni S.p.A.
Zero Coupon, 04/13/22	3,800,000	4,852,357
TOTAL S.A.
0.500%, 12/02/22	8,000,000	8,327,232

		17,621,139

Oil & Gas Services—0.3%
TechnipFMC plc
0.875%, 01/25/21	4,700,000	6,563,834

Pharmaceuticals—0.5%
Bayer AG
0.050%, 06/15/20	5,300,000	7,682,190
Bayer Capital Corp. B.V.
5.625%, 11/22/19	2,400,000	3,013,322

		10,695,512

Real Estate—1.6%
CapitaLand, Ltd.
1.850%, 06/19/20 (SGD)	4,500,000	3,317,126
1.950%, 10/17/23 (SGD)	11,000,000	8,546,886
Deutsche Wohnen SE
0.325%, 07/26/24	9,300,000	12,003,898

Real Estate—(Continued)
LEG Immobilien AG
0.500%, 07/01/21	3,300,000	6,982,002
TAG Immobilien AG
0.625%, 09/01/22	1,700,000	2,308,158

		33,158,070

Real Estate Investment Trusts—1.0%
Beni Stabili S.p.A. SIIQ
0.875%, 01/31/21	1,400,000	1,723,456
Extra Space Storage L.P.
3.125%, 10/01/35 (b)	1,415,000	1,574,766
Fonciere Des Regions
0.875%, 04/01/19	4,013,600	4,925,199
Spirit Realty Capital, Inc.
2.875%, 05/15/19	3,376,000	3,358,918
Unibail-Rodamco SE
Zero Coupon, 07/01/21 (EUR)	1,459,600	5,346,586
Zero Coupon, 01/01/22 (EUR)	1,121,300	4,714,998

		21,643,923

Semiconductors—2.3%
Intel Corp.
3.250%, 08/01/39	7,805,000	19,414,547
Novellus Systems, Inc.
2.625%, 05/15/41	2,618,000	15,846,519
STMicroelectronics NV
Zero Coupon, 07/03/22	9,600,000	11,880,000

		47,141,066

Software—1.0%
Akamai Technologies, Inc.
Zero Coupon, 02/15/19 (b)	2,101,000	2,154,786
Citrix Systems, Inc.
0.500%, 04/15/19 (b)	6,501,000	8,557,916
Red Hat, Inc.
0.250%, 10/01/19	4,627,000	9,356,220

		20,068,922

Telecommunications—1.4%
America Movil S.A.B. de C.V.
Zero Coupon, 05/28/20	14,400,000	17,496,995
Telenor East Holding II A/S
0.250%, 09/20/19	5,800,000	5,616,082
Vodafone Group plc
Zero Coupon, 11/26/20	4,600,000	6,206,816

		29,319,893

Water—0.4%
Suez
Zero Coupon, 02/27/20	14,597,500	3,299,525
Veolia Environnement S.A.
Zero Coupon, 03/15/21	11,027,100	4,043,351

		7,342,876

Total Convertible Bonds (Cost $363,150,833)		391,466,279

BHFTI-228

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Convertible Preferred Stocks—0.8%

Security Description	Shares/ Principal Amount*	Value

Banks—0.7%
Wells Fargo & Co., Series L
7.500%, 12/31/49	11,468	$14,793,720

Machinery—0.1%
Stanley Black & Decker, Inc.
5.375%, 05/15/20 (b)	13,709	1,573,793

Total Convertible Preferred Stocks (Cost $15,343,986)		16,367,513

Municipals—0.1%
American Municipal Power, Inc., Build America Bonds
5.939%, 02/15/47	75,000	94,900
7.499%, 02/15/50	350,000	520,173
Los Angeles, CA Unified School District, Build America Bond
6.758%, 07/01/34	75,000	100,326
Los Angeles, Department of Airports, Build America Bond
6.582%, 05/15/39	65,000	84,164
Los Angeles, Unified School District, Build America Bond
5.750%, 07/01/34	100,000	123,833
Ohio University, Revenue Bond
5.590%, 12/01/2114	300,000	350,682
Port Authority of New York & New Jersey
4.458%, 10/01/62	130,000	142,259
5.647%, 11/01/40	30,000	38,143
State of California, General Obligation Unlimited, Build America Bond
7.300%, 10/01/39	260,000	379,171
State of Massachusetts, Build America Bond
5.456%, 12/01/39	150,000	184,877
University of California, Build America Bond
5.770%, 05/15/43	140,000	178,601

Total Municipals (Cost $1,992,384)		2,197,129

U.S. Treasury & Government Agencies—0.1%

Federal Agencies—0.1%
Federal Farm Credit Bank
5.250%, 12/28/27	585,000	690,997
Tennessee Valley Authority
5.375%, 04/01/56	350,000	486,184

		1,177,181

U.S. Treasury—0.0%
U.S. Treasury Notes
1.250%, 11/15/18	435,000	432,944

Total U.S. Treasury & Government Agencies (Cost $1,577,366)		1,610,125

Preferred Stock—0.1%
Security Description	Shares/ Principal Amount*	Value

Household Products—0.1%
Henkel AG & Co. KGaA (Cost $1,425,837)	11,813	1,553,429

Foreign Government — 0.1%

Electric—0.0%
Hydro-Quebec
8.400%, 01/15/22	165,000	193,830
9.375%, 04/15/30	275,000	420,045

		613,875

Provincial—0.1%
Province of Quebec Canada
6.350%, 01/30/26	600,000	707,738

Sovereign—0.0%
Colombia Government International Bond
7.375%, 09/18/37	150,000	192,000

Total Foreign Government (Cost $1,676,696)		1,513,613

Short-Term Investments—15.9%

Repurchase Agreement—14.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/18 at 0.600%, due on 04/02/18 with a maturity value of $296,152,026; collateralized by U.S. Treasury Notes at 1.875% maturity dates ranging from 02/28/22 - 03/31/22, and an aggregate market value of $302,058,208.	296,132,284	296,132,284

U.S. Treasury — 1.6%
U.S. Treasury Bills
1.271% 05/03/18 (b) (e) (f)	30,000,000	29,958,002
1.406% 05/24/18 (e) (g)	200,000	199,523
1.481% 05/10/18 (e) (g)	410,000	409,296
1.767% 09/13/18 (e) (g)	3,090,000	3,063,833
1.960% 01/31/19 (e) (g)	160,000	157,315

		33,787,969

Total Short-Term Investments (Cost $329,929,641)		329,920,253

Securities Lending Reinvestments (h)—3.9%

Certificates of Deposit—1.6%
Bank of Nova Scotia
2.482%, 3M LIBOR + 0.280%, 03/20/19 (c)	2,000,000	1,999,128
BNP Paribas New York
1.886%, 1M LIBOR + 0.200%, 05/04/18 (c)	1,500,000	1,500,036
Canadian Imperial Bank of Commerce
1.920%, 1M LIBOR + 0.170%, 04/13/18 (c)	1,250,000	1,249,960

BHFTI-229

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (h)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Chiba Bank, Ltd., New York
1.740%, 04/11/18	1,000,000	$999,923
China Construction Bank
1.950%, 04/20/18	2,000,000	1,999,792
Citigroup Global Markets, Ltd.
2.070%, 1M LIBOR + 0.330%, 09/12/18 (c)	1,000,000	999,825
Cooperative Rabobank UA
1.860%, 3M LIBOR + 0.140%, 10/16/18 (c)	1,500,000	1,500,000
Credit Suisse AG New York
1.930%, 1M LIBOR + 0.190%, 05/11/18 (c)	1,200,000	1,199,866
1.976%, 1M LIBOR + 0.190%, 04/16/18 (c)	1,000,000	999,958
Mitsubishi UFJ Trust and Banking Corp.
1.976%, 1M LIBOR + 0.190%, 04/16/18 (c)	500,000	499,970
2.077%, 1M LIBOR + 0.200%, 05/30/18 (c)	1,000,000	999,834
Mizuho Bank, Ltd., New York
2.008%, 1M LIBOR + 0.200%, 04/18/18 (c)	1,000,000	999,986
2.077%, 1M LIBOR + 0.200%, 05/29/18 (c)	1,000,000	999,916
Natixis New York
2.220%, 06/11/18	1,000,000	1,000,166
Norinchukin Bank New York
1.670%, 1M LIBOR + 0.300%, 09/04/18 (c)	1,500,000	1,499,091
Oversea-Chinese Banking Corp., Ltd.
2.150%, 06/06/18	1,000,000	1,000,099
Royal Bank of Canada New York
1.990%, 1M LIBOR + 0.250%, 01/11/19 (c)	2,000,000	1,996,180
2.301%, 1M LIBOR + 0.440%, 09/17/18 (c)	500,000	499,930
Standard Chartered plc
2.250%, 08/21/18	1,500,000	1,499,370
State Street Bank and Trust Co.
1.831%, 1M LIBOR + 0.120%, 05/08/18 (c)	1,000,000	999,946
Sumitomo Mitsui Banking Corp., London
2.038%, 1M LIBOR + 0.230%, 05/17/18 (c)	1,000,000	999,250
Sumitomo Mitsui Banking Corp., New York
2.000%, 05/21/18	500,000	500,002
2.010%, 1M LIBOR + 0.270%, 09/10/18 (c)	2,000,000	1,999,402
2.062%, 1M LIBOR + 0.190%, 04/26/18 (c)	500,000	499,996
Svenska Handelsbanken AB
2.027%, 1M LIBOR + 0.150%, 04/30/18 (c)	2,000,000	1,999,944
Wells Fargo Bank N.A.
1.835%, 3M LIBOR + 0.130%, 07/11/18 (c)	500,000	499,992
Westpac Banking Corp.
2.130%, FEDEFF PRV + 0.450%, 02/15/19 (c)	1,500,000	1,499,866

		32,441,428

Commercial Paper—0.5%
Industrial & Commercial Bank of China, Ltd.
1.960%, 04/20/18	1,993,576	1,997,848
ING Funding LLC
1.930%, 1M LIBOR + 0.190%, 08/10/18 (c)	1,500,000	1,499,466
LMA S.A. & LMA Americas
2.150%, 06/04/18	2,485,965	2,490,100
Macquarie Bank, Ltd., London
2.020%, 05/16/18	497,503	498,735
Ridgefield Funding Co. LLC
2.018%, 1M LIBOR + 0.210%, 05/17/18 (c)	1,500,000	1,499,784

Commercial Paper—(Continued)
UBS AG
1.880%, 1M LIBOR + 0.210%, 05/02/18 (c)	2,000,000	1,999,712

		9,985,645

Repurchase Agreements—1.2%
Deutsche Bank AG, London
Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $1,700,331; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 03/07/22 - 05/24/27, and an aggregate market value of $1,734,009.	1,700,000	1,700,000
Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $900,175; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 05/02/25, and an aggregate market value of $918,002.	900,000	900,000
Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $900,180; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.125%, maturity dates ranging from 04/14/22 - 08/07/23, and an aggregate market value of $918,006.	900,000	900,000
Repurchase Agreement dated 01/09/18 at 2.070%, due on 04/02/18 with a maturity value of $301,432; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $333,214.	300,000	300,000
Repurchase Agreement dated 03/15/18 at 2.070%, due on 04/02/18 with a maturity value of $2,002,070; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $2,221,424.	2,000,000	2,000,000
Repurchase Agreement dated 09/12/17 at 2.210%, due on 07/02/18 with a maturity value of $1,017,987; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $1,110,712.	1,000,000	1,000,000
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $895,121; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $912,852.	894,951	894,951
Merrill Lynch, Pierce, Fenner & Smith, Inc.
Repurchase Agreement dated 10/26/16 at 2.230%, due on 06/29/18 with a maturity value of $1,971,911; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 8.875%, maturity dates ranging from 01/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $2,055,768.	1,900,000	1,900,000

BHFTI-230

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (h)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc.
Repurchase Agreement dated 08/01/17 at 2.230%, due on 06/29/18 with a maturity value of $2,041,131; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	$2,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 11/30/17 at 1.850%, due on 04/02/18 with a maturity value of $1,509,481; collateralized by various Common Stock with an aggregate market value of $1,668,390.	1,500,000	1,500,000
Repurchase Agreement dated 03/16/18 at 1.850%, due on 04/02/18 with a maturity value of $1,000,874; collateralized by various Common Stock with an aggregate market value of $1,112,260.	1,000,000	1,000,000
Repurchase Agreement dated 03/16/18 at 1.880%, due on 04/05/18 with a maturity value of $1,001,044; collateralized by various Common Stock with an aggregate market value of $1,112,260.	1,000,000	1,000,000
Pershing LLC Repurchase Agreement dated 03/29/18 at 1.780%, due on 04/02/18 with a maturity value of $7,001,384; collateralized by U.S. Government Agency and Treasury Obligations with rates ranging from 0.000% - 11.500%, maturity dates ranging from 03/31/18 - 02/20/68, and an aggregate market value of $7,140,000.	7,000,000	7,000,000
Societe Generale
Repurchase Agreement dated 03/08/18 at 1.820%, due on 04/02/18 with a maturity value of $1,001,264; collateralized by various Common Stock with an aggregate market value of $1,111,724.	1,000,000	1,000,000
Repurchase Agreement dated 03/16/18 at 1.820%, due on 04/02/18 with a maturity value of $1,000,859; collateralized by various Common Stock with an aggregate market value of $1,111,724.	1,000,000	1,000,000
Repurchase Agreement dated 03/21/18 at 1.820%, due on 04/02/18 with a maturity value of $1,701,031; collateralized by various Common Stock with an aggregate market value of $1,889,931.	1,700,000	1,700,000

		25,794,951

Time Deposits—0.6%
DNB Bank ASA
1.640%, 04/02/18	4,000,000	4,000,000

Time Deposits—(Continued)
DZ Bank AG
1.670%, 04/02/18	4,000,000	4,000,000
Nordea Bank New York
1.640%, 04/02/18	4,000,000	4,000,000

		12,000,000

Total Securities Lending Reinvestments (Cost $80,232,351)		80,222,024

Total Investments— 98.0% (Cost $1,922,686,515)		2,031,144,178
Other assets and liabilities (net)—2.0%		42,401,228

Net Assets—100.0%		$2,073,545,406

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $78,552,722 and the collateral received consisted of cash in the amount of $80,221,995. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(e)	The rate shown represents current yield to maturity.
(f)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2018, the market value of securities pledged was $21,444,937.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2018, the market value of securities pledged was $3,730,205.
(h)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2018, the market value of 144A securities was $81,311,147, which is 3.9% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	2,006,979	CBNA	04/26/18	USD	2,489,955	$(16,609)
EUR	2,122,280	RBC	04/26/18	USD	2,624,532	(9,092)
JPY	172,800,000	ANZ	04/26/18	USD	1,572,201	53,890

Contracts to Deliver
EUR	720,115	ANZ	04/26/18	USD	886,548	(902)
EUR	126,023,816	SSBT	04/26/18	USD	155,442,312	133,983

BHFTI-231

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	1,734,903	SSBT	04/26/18	USD	2,147,931	$9,883
GBP	11,065,654	ANZ	04/26/18	USD	15,409,842	(129,772)
JPY	3,610,092,499	ANZ	04/26/18	USD	32,766,180	(1,205,701)
JPY	250,123,800	ANZ	04/26/18	USD	2,271,457	(82,271)
SEK	26,883,800	CBNA	04/26/18	USD	3,372,003	147,236
SGD	12,660,049	SSBT	04/26/18	USD	9,604,465	(56,274)
SGD	261,442	SSBT	04/26/18	USD	200,217	714
SGD	261,599	TDB	04/26/18	USD	200,009	386
SGD	255,339	TDB	04/26/18	USD	192,361	(2,485)

Net Unrealized Depreciation						$(1,157,014)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Aluminum Futures	05/14/18	54	USD	2,694,938	$(166,213)
Aluminum Futures	09/17/18	60	USD	3,022,875	(276,031)
Australian 10 Year Treasury Bond Futures	06/15/18	614	AUD	79,584,777	1,041,431
Brent Crude Oil Futures	05/31/18	84	USD	5,783,400	240,915
Copper Futures	07/27/18	66	USD	5,025,900	(320,922)
Corn Futures	05/14/18	260	USD	5,040,750	198,340
Cotton No. 2 Futures	07/09/18	28	USD	1,145,200	(26,354)
Euro Stoxx 50 Index Futures	06/15/18	158	EUR	5,183,980	(14,797)
FTSE 100 Index Futures	06/15/18	42	GBP	2,937,270	(7,976)
Gasoline RBOB Futures	04/30/18	37	USD	3,140,012	68,769
Gasoline RBOB Futures	09/18/18	39	USD	1,789,369	(88,974)
Gold 100 oz. Futures	06/27/18	67	USD	8,892,910	85,365
Hang Seng Index Futures	04/27/18	107	HKD	160,767,500	(913,585)
Kansas City Hard Red Winter Wheat Futures	05/14/18	44	USD	1,027,950	(43,000)
Lean Hogs Futures	10/12/18	60	USD	1,581,000	15,733
Live Cattle Futures	08/31/18	70	USD	2,841,300	(70,716)
MSCI Emerging Markets Index Mini Futures	06/15/18	208	USD	12,353,120	(396,391)
Natural Gas Futures	04/26/18	75	USD	2,049,750	58,158
Natural Gas Futures	06/27/18	139	USD	3,936,480	140,826
Natural Gas Futures	12/27/18	81	USD	2,506,950	(11,551)
New York Harbor ULSD Futures	04/30/18	32	USD	2,716,224	228,025
Nickel Futures	06/18/18	30	USD	2,393,280	139,268
Russell 2000 Index Mini Futures	06/15/18	416	USD	31,848,960	(1,458,080)
S&P 500 Index E-Mini Futures	06/15/18	2,488	USD	327,732,000	(17,471,026)
Silver Futures	07/27/18	31	USD	2,534,870	(119,751)
Soybean Futures	05/14/18	91	USD	4,753,613	47,094
Soybean Meal Futures	05/14/18	70	USD	2,688,000	58,344
Soybean Oil Futures	07/13/18	100	USD	1,927,800	(1,195)
Sugar No. 11 Futures	09/28/18	149	USD	2,147,746	(88,895)
TOPIX Index Futures	06/07/18	291	JPY	4,995,015,000	330,969
U.S. Treasury Long Bond Futures	06/20/18	27	USD	3,958,875	96,721
U.S. Treasury Note 10 Year Futures	06/20/18	23	USD	2,786,234	(410)
U.S. Treasury Note 2 Year Futures	06/29/18	113	USD	24,024,859	13,739
U.S. Treasury Note 5 Year Futures	06/29/18	13	USD	1,487,992	825
U.S. Treasury Ultra Long Bond Futures	06/20/18	110	USD	17,651,563	630,030
WTI Light Sweet Crude Oil Futures	05/21/18	89	USD	5,773,430	673,928
Wheat Futures	05/14/18	113	USD	2,548,150	(106,908)
Zinc Futures	05/14/18	28	USD	2,294,600	(141,284)
Aluminum Futures	05/14/18	(54)	USD	(2,694,938)	241,643

BHFTI-232

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Index Futures	06/15/18	(495)	EUR	(16,240,950)	$358,381
Euro-Bund Futures	06/07/18	(328)	EUR	(52,293,040)	(864,113)
FTSE 100 Index Futures	06/15/18	(208)	GBP	(14,546,480)	279,200
Natural Gas Futures	09/26/18	(81)	USD	(2,305,260)	7,079
Nickel Futures	06/18/18	(3)	USD	(239,328)	(11,295)
U.S. Treasury Note 10 Year Futures	06/20/18	(1,077)	USD	(125,865,109)	(1,363,879)
U.S. Treasury Note 2 Year Futures	06/29/18	(636)	USD	(135,219,563)	(119,617)
U.S. Treasury Note Ultra 10 Year Futures	06/20/18	(318)	USD	(41,295,281)	(693,236)

Net Unrealized Depreciation					$(19,821,416)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Depreciation
Pay	3M LIBOR	Quarterly	2.364%	Semi-Annually	11/24/27	USD	236,700,000	$(8,131,687)	$71,226	$(8,202,913)
Pay	3M LIBOR	Quarterly	2.540%	Semi-Annually	01/18/28	USD	195,900,000	(3,907,088)	(84,258)	(3,822,830)
Pay	3M LIBOR	Quarterly	2.580%	Semi-Annually	01/19/28	USD	197,000,000	(3,804,917)	(96,834)	(3,708,083)

Totals								$(15,843,692)	$(109,866)	$(15,733,826)

Glossary of Abbreviations

Counterparties

(ANZ)—	Australia & New Zealand Banking Corp.
(CBNA)—	Citibank N.A.
(RBC)—	Royal Bank of Canada
(SSBT)—	State Street Bank and Trust
(TDB)—	Toronto Dominion Bank

Currencies

(AUD)—	Australian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(ICE)—	Intercontinental Exchange Index
(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(GDR)—	Global Depositary Receipt

BHFTI-233

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$4,960,769	$1,959,789	$—	$6,920,558
Air Freight & Logistics	—	4,298,145	—	4,298,145
Airlines	2,677,772	5,486,575	—	8,164,347
Auto Components	654,024	11,634,478	—	12,288,502
Automobiles	2,747,619	16,110,009	—	18,857,628
Banks	29,203,878	54,003,295	—	83,207,173
Beverages	8,289,619	10,351,149	—	18,640,768
Biotechnology	5,396,004	2,503,078	—	7,899,082
Building Products	1,634,738	2,859,167	—	4,493,905
Capital Markets	7,767,213	14,092,609	—	21,859,822
Chemicals	4,578,275	14,894,079	—	19,472,354
Communications Equipment	593,898	1,004,761	—	1,598,659
Construction & Engineering	—	8,908,792	—	8,908,792
Construction Materials	1,143,523	3,037,665	—	4,181,188
Consumer Finance	2,138,312	—	—	2,138,312
Containers & Packaging	814,283	—	—	814,283
Distributors	—	203,063	—	203,063
Diversified Consumer Services	100,674	—	—	100,674
Diversified Financial Services	3,860,581	5,298,938	—	9,159,519
Diversified Telecommunication Services	1,274,821	7,383,247	—	8,658,068
Electric Utilities	5,190,527	7,555,584	—	12,746,111
Electrical Equipment	1,433,905	8,903,820	—	10,337,725
Electronic Equipment, Instruments & Components	196,903	5,958,343	—	6,155,246
Energy Equipment & Services	395,265	586,092	—	981,357
Equity Real Estate Investment Trusts	4,974,128	2,101,408	—	7,075,536
Food & Staples Retailing	3,372,772	12,326,132	—	15,698,904
Food Products	2,328,422	10,319,638	—	12,648,060
Gas Utilities	—	534,143	—	534,143
Health Care Equipment & Supplies	6,332,337	1,873,775	—	8,206,112
Health Care Providers & Services	5,430,511	—	—	5,430,511
Hotels, Restaurants & Leisure	1,999,161	7,605,340	—	9,604,501
Household Durables	858,307	14,120,557	—	14,978,864
Household Products	1,839,779	576,525	—	2,416,304
Independent Power and Renewable Electricity Producers	—	1,658,731	—	1,658,731
Industrial Conglomerates	2,452,768	7,551,773	—	10,004,541
Insurance	5,077,266	34,861,654	—	39,938,920
Internet & Direct Marketing Retail	8,733,874	—	—	8,733,874
Internet Software & Services	19,346,251	8,401,254	—	27,747,505
IT Services	12,158,393	11,234,875	—	23,393,268
Life Sciences Tools & Services	1,479,165	—	—	1,479,165
Machinery	7,184,381	6,834,118	—	14,018,499

BHFTI-234

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Marine	$—	$433,534	$—	$433,534
Media	9,048,445	2,728,676	—	11,777,121
Metals & Mining	1,896,169	15,158,549	—	17,054,718
Multi-Utilities	1,001,735	—	—	1,001,735
Multiline Retail	3,045,061	2,409,724	—	5,454,785
Oil, Gas & Consumable Fuels	13,616,895	20,598,318	—	34,215,213
Paper & Forest Products	—	2,774,155	—	2,774,155
Personal Products	1,507,680	3,849,155	—	5,356,835
Pharmaceuticals	10,833,258	26,641,183	—	37,474,441
Professional Services	—	3,161,567	—	3,161,567
Real Estate Management & Development	—	4,379,998	—	4,379,998
Road & Rail	4,277,617	4,695,979	—	8,973,596
Semiconductors & Semiconductor Equipment	16,320,860	9,474,783	—	25,795,643
Software	13,599,315	3,736,886	—	17,336,201
Specialty Retail	6,586,599	2,947,878	—	9,534,477
Technology Hardware, Storage & Peripherals	15,184,158	1,873,869	—	17,058,027
Textiles, Apparel & Luxury Goods	1,964,557	3,700,527	—	5,665,084
Thrifts & Mortgage Finance	—	5,057,762	—	5,057,762
Tobacco	3,016,313	7,884,676	—	10,900,989
Trading Companies & Distributors	609,912	9,127,745	—	9,737,657
Transportation Infrastructure	—	1,301,624	—	1,301,624
Wireless Telecommunication Services	418,979	5,931,122	—	6,350,101
Total Common Stocks	271,547,671	444,900,311	—	716,447,982
Total Corporate Bonds & Notes*	—	489,845,831	—	489,845,831
Total Convertible Bonds*	—	391,466,279	—	391,466,279
Total Convertible Preferred Stocks*	16,367,513	—	—	16,367,513
Total Municipals	—	2,197,129	—	2,197,129
Total U.S. Treasury & Government Agencies*	—	1,610,125	—	1,610,125
Total Preferred Stock*	—	1,553,429	—	1,553,429
Total Foreign Government*	—	1,513,613	—	1,513,613
Total Short-Term Investments*	—	329,920,253	—	329,920,253
Total Securities Lending Reinvestments*	—	80,222,024	—	80,222,024
Total Investments	$287,915,184	$1,743,228,994	$—	$2,031,144,178

Collateral for Securities Loaned (Liability)	$—	$(80,221,995)	$—	$(80,221,995)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$346,092	$—	$346,092
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,503,106)	—	(1,503,106)
Total Forward Contracts	$—	$(1,157,014)	$—	$(1,157,014)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$4,954,783	$—	$—	$4,954,783
Futures Contracts (Unrealized Depreciation)	(24,776,199)	—	—	(24,776,199)
Total Futures Contracts	$(19,821,416)	$—	$—	$(19,821,416)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(15,733,826)	$—	$(15,733,826)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Transfers from Level 1 to Level 2 in the amount of $1,463,017 were due to the application of a systematic fair valuation model factor.

BHFTI-235

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—96.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.2%
AAR Corp. (a)	36,000	$1,587,960
Curtiss-Wright Corp.	21,500	2,904,005
Moog, Inc. - Class A	22,900	1,887,189

		6,379,154

Auto Components—0.3%
Cooper-Standard Holdings, Inc. (b)	2,100	257,901
Stoneridge, Inc. (b)	41,300	1,139,880

		1,397,781

Banks—17.9%
1st Source Corp.	28,891	1,462,462
American National Bankshares, Inc.	1,700	63,920
BancFirst Corp.	34,300	1,821,330
BancorpSouth Bank	99,900	3,176,820
Bank of Hawaii Corp. (a)	43,700	3,631,470
Banner Corp.	40,700	2,258,443
Bryn Mawr Bank Corp. (a)	8,300	364,785
Cadence BanCorp	4,500	122,535
Cathay General Bancorp	55,100	2,202,898
Central Pacific Financial Corp.	122,201	3,477,840
Central Valley Community Bancorp	6,500	127,140
Century Bancorp, Inc. - Class A	2,200	174,680
Citizens & Northern Corp.	5,100	117,759
City Holding Co. (a)	38,709	2,653,889
Columbia Banking System, Inc.	28,029	1,175,817
Community Bank System, Inc. (a)	36,300	1,944,228
Community Trust Bancorp, Inc.	32,716	1,478,763
East West Bancorp, Inc.	3,328	208,133
FCB Financial Holdings, Inc. - Class A (b)	65,700	3,357,270
Financial Institutions, Inc.	18,599	550,530
First Bancorp	8,100	288,765
First BanCorp (b)	323,700	1,948,674
First Citizens BancShares, Inc. - Class A	2,200	909,128
First Commonwealth Financial Corp.	324,700	4,588,011
First Community Bancshares, Inc.	16,100	480,585
First Financial Bancorp	28,900	848,215
First Financial Bankshares, Inc.	20,200	935,260
First Financial Corp.	5,500	228,800
First Hawaiian, Inc.	25,800	718,014
First Interstate BancSystem, Inc. - Class A	26,922	1,064,765
Flushing Financial Corp.	39,100	1,054,136
Fulton Financial Corp.	94,500	1,677,375
Glacier Bancorp, Inc. (a)	56,700	2,176,146
Great Southern Bancorp, Inc.	9,900	494,505
Great Western Bancorp, Inc.	28,000	1,127,560
Hancock Holding Co.	85,900	4,441,030
Heritage Financial Corp.	6,434	196,880
Hilltop Holdings, Inc.	65,100	1,527,246
Hope Bancorp, Inc.	122,029	2,219,708
Independent Bank Corp.	14,700	336,630
Investors Bancorp, Inc.	260,200	3,549,128
Lakeland Financial Corp.	11,200	517,776
MainSource Financial Group, Inc.	37,904	1,540,798
Mercantile Bank Corp.	5,100	169,575
OFG Bancorp	150,445	1,572,150

Banks—(Continued)
PacWest Bancorp	39,700	1,966,341
Preferred Bank	4,700	301,740
Republic Bancorp, Inc. - Class A	5,200	199,160
S&T Bancorp, Inc.	5,900	235,646
Sandy Spring Bancorp, Inc.	7,100	275,196
Simmons First National Corp. - Class A	26,158	744,195
South State Corp.	1,900	162,070
Southside Bancshares, Inc.	20,712	719,535
State Bank Financial Corp.	15,400	462,154
Stock Yards Bancorp, Inc. (a)	5,100	179,010
Tompkins Financial Corp. (a)	5,959	451,454
TriState Capital Holdings, Inc. (b)	6,800	158,100
Trustmark Corp.	94,800	2,953,968
UMB Financial Corp.	59,500	4,307,205
Umpqua Holdings Corp.	157,761	3,377,663
Union Bankshares Corp.	98,674	3,622,323
Valley National Bancorp (a)	20,174	251,368
Washington Trust Bancorp, Inc.	10,200	548,250
Webster Financial Corp. (a)	29,800	1,650,920
West Bancorp, Inc.	3,470	88,832
Westamerica Bancorp (a)	91,900	5,337,552

		92,974,254

Biotechnology—3.2%
Acorda Therapeutics, Inc. (b)	12,500	295,625
Adamas Pharmaceuticals, Inc. (a) (b)	43,300	1,034,870
AMAG Pharmaceuticals, Inc. (b)	114,300	2,303,145
Ardelyx, Inc. (b)	125,100	631,755
Arsanis, Inc. (a) (b)	44,462	1,017,735
Bluebird Bio, Inc. (b)	6,300	1,075,725
Deciphera Pharmaceuticals, Inc. (a) (b)	51,600	1,034,064
Enanta Pharmaceuticals, Inc. (b)	17,600	1,424,016
Epizyme, Inc. (b)	33,500	594,625
Fate Therapeutics, Inc. (b)	75,400	735,904
Five Prime Therapeutics, Inc. (a) (b)	62,400	1,072,032
Idera Pharmaceuticals, Inc. (b)	488,500	898,840
Immune Design Corp. (b)	3,000	9,900
Iovance Biotherapeutics, Inc. (b)	89,300	1,509,170
MacroGenics, Inc. (a) (b)	3,100	77,996
Radius Health, Inc. (b)	13,500	485,190
Rigel Pharmaceuticals, Inc. (b)	127,700	452,058
Syndax Pharmaceuticals, Inc. (a) (b)	66,900	951,987
Tocagen, Inc. (a) (b)	102,100	1,209,885

		16,814,522

Building Products—0.1%
Gibraltar Industries, Inc. (a) (b)	16,800	568,680

Capital Markets—1.1%
Arlington Asset Investment Corp. - Class A (a)	11,600	128,064
Associated Capital Group, Inc. - Class A	3,000	112,350
GAMCO Investors, Inc. - Class A	5,100	126,633
Oppenheimer Holdings, Inc. - Class A	18,609	479,182
Stifel Financial Corp.	43,400	2,570,582
Virtus Investment Partners, Inc.	17,000	2,104,600

		5,521,411

BHFTI-236

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—1.1%
American Vanguard Corp.	26,300	$531,260
FutureFuel Corp.	45,000	539,550
Innophos Holdings, Inc.	5,700	229,197
Minerals Technologies, Inc.	28,000	1,874,600
Rayonier Advanced Materials, Inc.	44,600	957,562
Trinseo S.A.	13,300	984,865
Tronox, Ltd. - Class A	19,800	365,112

		5,482,146

Commercial Services & Supplies—2.0%
ACCO Brands Corp.	388,200	4,871,910
ARC Document Solutions, Inc. (b)	225,390	495,858
Ceco Environmental Corp.	17,100	76,095
Ennis, Inc.	22,300	439,310
Essendant, Inc.	101,400	790,920
Quad/Graphics, Inc.	91,707	2,324,772
VSE Corp.	31,900	1,649,868

		10,648,733

Communications Equipment—1.2%
Comtech Telecommunications Corp.	9,500	283,955
Finisar Corp. (a) (b)	51,900	820,539
Infinera Corp. (b)	49,700	539,742
InterDigital, Inc.	18,000	1,324,800
NETGEAR, Inc. (a) (b)	16,500	943,800
NetScout Systems, Inc. (a) (b)	77,500	2,042,125
Ribbon Communications, Inc. (b)	20,900	106,590

		6,061,551

Construction & Engineering—1.5%
Argan, Inc.	9,510	408,455
EMCOR Group, Inc.	65,400	5,096,622
KBR, Inc.	63,300	1,024,827
MYR Group, Inc. (b)	46,300	1,426,966

		7,956,870

Consumer Finance—0.5%
EZCORP, Inc. - Class A (a) (b)	90,200	1,190,640
Nelnet, Inc. - Class A	24,200	1,268,322
Regional Management Corp. (b)	9,000	286,560

		2,745,522

Containers & Packaging—0.3%
Graphic Packaging Holding Co.	97,900	1,502,765
Myers Industries, Inc.	14,600	308,790

		1,811,555

Distributors—0.1%
Funko, Inc. - Class A (a) (b)	59,600	489,316
Weyco Group, Inc.	1,800	60,480

		549,796

Diversified Consumer Services—0.9%
American Public Education, Inc. (b)	18,300	786,900

Diversified Consumer Services—(Continued)
Ascent Capital Group, Inc. - Class A (b)	69,200	254,656
Houghton Mifflin Harcourt Co. (b)	149,800	1,041,110
K12, Inc. (b)	71,000	1,006,780
Regis Corp. (b)	101,100	1,529,643

		4,619,089

Diversified Financial Services—0.3%
Cannae Holdings, Inc. (b)	60,000	1,131,600
Marlin Business Services Corp.	8,674	245,908

		1,377,508

Diversified Telecommunication Services—0.8%
Consolidated Communications Holdings, Inc.	187,200	2,051,712
Intelsat S.A. (b)	231,300	869,688
Windstream Holdings, Inc.	693,800	978,258

		3,899,658

Electric Utilities—1.4%
El Paso Electric Co.	68,705	3,503,955
Portland General Electric Co.	88,100	3,568,931
Spark Energy, Inc. - Class A (a)	25,100	297,435

		7,370,321

Electrical Equipment—0.2%
Powell Industries, Inc.	32,600	874,984

Electronic Equipment, Instruments & Components—3.5%
Bel Fuse, Inc. - Class B	53,900	1,018,710
Benchmark Electronics, Inc.	167,500	4,999,875
Insight Enterprises, Inc. (b)	24,300	848,799
Tech Data Corp. (a) (b)	53,300	4,537,429
TTM Technologies, Inc. (b)	162,200	2,480,038
Vishay Intertechnology, Inc.	241,800	4,497,480

		18,382,331

Energy Equipment & Services—2.0%
Archrock, Inc.	210,600	1,842,750
FTS International, Inc. (b)	38,500	708,015
Natural Gas Services Group, Inc. (b)	11,800	281,430
Noble Corp. plc (a) (b)	608,475	2,257,442
Parker Drilling Co. (a) (b)	82,300	52,261
Rowan Cos. plc - Class A (a) (b)	315,700	3,643,178
Unit Corp. (b)	82,600	1,632,176

		10,417,252

Equity Real Estate Investment Trusts—8.7%
Alexander & Baldwin, Inc.	53,189	1,230,262
American Assets Trust, Inc.	24,300	811,863
Apartment Investment & Management Co. - Class A	52,400	2,135,300
Ashford Hospitality Prime, Inc.	78,600	763,992
Ashford Hospitality Trust, Inc.	238,295	1,539,386
CBL & Associates Properties, Inc.	96,400	401,988
Cedar Realty Trust, Inc.	73,100	288,014
CorEnergy Infrastructure Trust, Inc.	20,200	758,308

BHFTI-237

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
CoreSite Realty Corp.	22,100	$2,215,746
DCT Industrial Trust, Inc.	49,075	2,764,886
DiamondRock Hospitality Co.	234,300	2,446,092
EPR Properties	17,600	975,040
First Industrial Realty Trust, Inc.	33,500	979,205
Franklin Street Properties Corp.	65,600	551,696
Getty Realty Corp.	38,929	981,789
Gladstone Commercial Corp.	19,500	338,130
Government Properties Income Trust	121,500	1,659,690
Hersha Hospitality Trust	18,200	325,780
Highwoods Properties, Inc.	7,900	346,178
Hospitality Properties Trust	42,400	1,074,416
InfraREIT, Inc.	107,500	2,088,725
Investors Real Estate Trust	101,600	527,304
Kite Realty Group Trust (a)	32,400	493,452
LaSalle Hotel Properties (a)	21,100	612,111
LTC Properties, Inc.	26,300	999,400
Mack-Cali Realty Corp.	33,900	566,469
Pebblebrook Hotel Trust (a)	88,800	3,050,280
Pennsylvania Real Estate Investment Trust (a)	118,300	1,141,595
PotlatchDeltic Corp.	48,900	2,545,245
Preferred Apartment Communities, Inc. - Class A	52,900	750,651
PS Business Parks, Inc.	17,200	1,944,288
RLJ Lodging Trust	137,357	2,670,220
Saul Centers, Inc.	3,100	158,007
Sunstone Hotel Investors, Inc.	133,973	2,039,069
Taubman Centers, Inc.	3,600	204,876
Urstadt Biddle Properties, Inc. - Class A	20,700	399,510
Washington Prime Group, Inc. (a)	174,247	1,162,227
Washington Real Estate Investment Trust	2,500	68,250
Xenia Hotels & Resorts, Inc.	52,700	1,039,244

		45,048,684

Food & Staples Retailing—0.0%
SpartanNash Co.	5,400	92,934
United Natural Foods, Inc. (b)	2,000	85,880

		178,814

Food Products—0.6%
Darling Ingredients, Inc. (b)	140,400	2,428,920
Dean Foods Co.	15,700	135,334
Fresh Del Monte Produce, Inc. (a)	11,500	520,260

		3,084,514

Gas Utilities—1.6%
Northwest Natural Gas Co.	59,600	3,435,940
Southwest Gas Holdings, Inc.	40,100	2,711,963
Spire, Inc. (a)	33,439	2,417,640

		8,565,543

Health Care Equipment & Supplies—0.9%
AngioDynamics, Inc. (b)	70,600	1,217,850
FONAR Corp. (b)	8,319	247,906
Halyard Health, Inc. (b)	7,600	350,208
Meridian Bioscience, Inc.	50,500	717,100

Health Care Equipment & Supplies—(Continued)
Wright Medical Group NV (a) (b)	114,700	2,275,648

		4,808,712

Health Care Providers & Services—1.9%
American Renal Associates Holdings, Inc. (b)	89,800	1,692,730
Community Health Systems, Inc. (a) (b)	182,400	722,304
Cross Country Healthcare, Inc. (b)	18,500	205,535
Kindred Healthcare, Inc. (b)	134,500	1,230,675
Molina Healthcare, Inc. (a) (b)	23,900	1,940,202
Owens & Minor, Inc.	130,800	2,033,940
Tivity Health, Inc. (b)	22,400	888,160
Triple-S Management Corp. - Class B (b)	12,800	334,592
WellCare Health Plans, Inc. (b)	4,100	793,883

		9,842,021

Health Care Technology—0.3%
Allscripts Healthcare Solutions, Inc. (b)	113,300	1,399,255

Hotels, Restaurants & Leisure—2.2%
Brinker International, Inc.	36,700	1,324,870
Penn National Gaming, Inc. (a) (b)	123,500	3,243,110
Pinnacle Entertainment, Inc. (b)	170,700	5,146,605
Ruth’s Hospitality Group, Inc.	72,800	1,779,960
Speedway Motorsports, Inc.	10,800	192,456

		11,687,001

Household Durables—1.9%
AV Homes, Inc. (b)	7,900	146,545
Beazer Homes USA, Inc. (b)	165,200	2,634,940
Hamilton Beach Brands Holding Co. - Class A (a)	26,400	560,208
Helen of Troy, Ltd. (b)	7,500	652,500
Hovnanian Enterprises, Inc. - Class A (a) (b)	334,700	612,501
KB Home	146,500	4,167,925
MDC Holdings, Inc.	40,159	1,121,239

		9,895,858

Household Products—0.2%
Central Garden and Pet Co. - Class A (b)	27,800	1,101,158

Independent Power and Renewable Electricity Producers—1.3%
Atlantic Power Corp. (a) (b)	562,500	1,181,250
Dynegy, Inc. (a) (b)	301,700	4,078,984
Pattern Energy Group, Inc. - Class A	73,900	1,277,731

		6,537,965

Insurance—4.4%
Argo Group International Holdings, Ltd.	20,019	1,149,091
CNO Financial Group, Inc.	218,100	4,726,227
Global Indemnity, Ltd.	3,100	107,012
Hallmark Financial Services, Inc. (b)	19,521	174,127
Heritage Insurance Holdings, Inc. (a)	137,500	2,084,500
Horace Mann Educators Corp.	36,311	1,552,295
Infinity Property & Casualty Corp.	2,300	272,320
MBIA, Inc. (a) (b)	346,300	3,206,738
Navigators Group, Inc. (The)	15,500	893,575

BHFTI-238

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Primerica, Inc.	50,600	$4,887,960
ProAssurance Corp.	35,000	1,699,250
Third Point Reinsurance, Ltd. (b)	104,900	1,463,355
Universal Insurance Holdings, Inc.	15,000	478,500

		22,694,950

Internet & Direct Marketing Retail—0.3%
Liberty TripAdvisor Holdings, Inc. - Class A (b)	129,000	1,386,750

IT Services—1.7%
Convergys Corp.	25,600	579,072
EVERTEC, Inc.	9,200	150,420
Perficient, Inc. (b)	57,600	1,320,192
Travelport Worldwide, Ltd.	209,700	3,426,498
Unisys Corp. (a) (b)	289,000	3,106,750

		8,582,932

Machinery—2.7%
AGCO Corp. (a)	25,400	1,647,190
Briggs & Stratton Corp.	40,900	875,669
Douglas Dynamics, Inc.	71,942	3,118,686
Graham Corp.	6,800	145,656
Harsco Corp. (b)	58,500	1,208,025
Hurco Cos., Inc.	12,082	554,564
Kadant, Inc.	16,207	1,531,561
LB Foster Co. - Class A (b)	4,400	103,620
Wabash National Corp. (a)	224,400	4,669,764

		13,854,735

Marine—0.3%
Costamare, Inc.	268,500	1,675,440

Media—1.3%
Eros International plc (a) (b)	50,500	550,450
EW Scripps Co. (The) - Class A (a)	124,600	1,493,954
Gannett Co., Inc.	278,600	2,780,428
Hemisphere Media Group, Inc. (b)	98,000	1,102,500
tronc, Inc. (b)	62,200	1,021,324

		6,948,656

Metals & Mining—2.4%
Carpenter Technology Corp. (a)	54,800	2,417,776
Cleveland-Cliffs, Inc. (a) (b)	64,200	446,190
Kaiser Aluminum Corp.	28,800	2,905,920
Schnitzer Steel Industries, Inc. - Class A (a)	28,700	928,445
SunCoke Energy, Inc. (b)	234,400	2,522,144
Warrior Met Coal, Inc. (a)	26,400	739,464
Worthington Industries, Inc.	62,400	2,678,208

		12,638,147

Mortgage Real Estate Investment Trusts—1.7%
AG Mortgage Investment Trust, Inc.	25,100	435,987
ARMOUR Residential REIT, Inc.	21,300	495,864
Capstead Mortgage Corp.	200,658	1,735,692
Cherry Hill Mortgage Investment Corp.	33,100	580,574

Mortgage Real Estate Investment Trusts—(Continued)
CYS Investments, Inc.	390,100	2,621,472
Dynex Capital, Inc.	83,775	555,428
Ellington Residential Mortgage REIT (a)	51,500	564,440
Invesco Mortgage Capital, Inc.	111,700	1,829,646

		8,819,103

Multi-Utilities—1.1%
Avista Corp. (a)	66,200	3,392,750
NorthWestern Corp.	34,983	1,882,085
Unitil Corp.	13,800	640,458

		5,915,293

Multiline Retail—1.1%
Dillard’s, Inc. - Class A (a)	71,200	5,720,208

Oil, Gas & Consumable Fuels—3.3%
Delek U.S. Holdings, Inc.	128,200	5,217,740
Denbury Resources, Inc. (b)	850,900	2,331,466
EP Energy Corp. - Class A (a) (b)	497,200	666,248
HighPoint Resources Corp. (b)	456,700	2,320,036
NACCO Industries, Inc. - Class A	12,800	420,480
Pacific Ethanol, Inc. (b)	156,300	468,900
Renewable Energy Group, Inc. (a) (b)	18,100	231,680
REX American Resources Corp. (b)	43,400	3,159,520
Sanchez Energy Corp. (a) (b)	104,100	325,833
Ship Finance International, Ltd.	30,900	441,870
W&T Offshore, Inc. (b)	318,400	1,410,512

		16,994,285

Paper & Forest Products—1.1%
Domtar Corp.	26,400	1,123,056
Louisiana-Pacific Corp.	33,100	952,287
Schweitzer-Mauduit International, Inc.	60,300	2,360,745
Verso Corp. - Class A (b)	62,200	1,047,448

		5,483,536

Pharmaceuticals—0.8%
Amphastar Pharmaceuticals, Inc. (a) (b)	17,400	326,250
Dermira, Inc. (b)	35,700	285,243
Intra-Cellular Therapies, Inc. (b)	67,700	1,425,085
Medicines Co. (The) (b)	38,400	1,264,896
MyoKardia, Inc. (b)	18,700	912,560

		4,214,034

Professional Services—2.9%
Barrett Business Services, Inc.	29,860	2,474,797
CRA International, Inc.	7,200	376,488
FTI Consulting, Inc. (b)	104,900	5,078,209
Huron Consulting Group, Inc. (b)	58,600	2,232,660
ICF International, Inc.	11,300	660,485
RPX Corp.	280,971	3,003,580
TrueBlue, Inc. (b)	49,000	1,269,100

		15,095,319

BHFTI-239

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Management & Development—0.0%
St. Joe Co. (The) (a) (b)	11,500	$216,775

Road & Rail—0.9%
ArcBest Corp.	85,100	2,727,455
Covenant Transportation Group, Inc. - Class A (b)	11,500	343,045
Schneider National, Inc. - Class B	16,800	437,808
YRC Worldwide, Inc. (b)	130,000	1,147,900

		4,656,208

Semiconductors & Semiconductor Equipment—1.3%
Amkor Technology, Inc. (b)	199,500	2,020,935
Cypress Semiconductor Corp. (a)	195,902	3,322,498
Nanometrics, Inc. (b)	36,600	984,540
Xperi Corp.	18,100	382,815

		6,710,788

Software—1.2%
Aspen Technology, Inc. (a) (b)	1,200	94,668
Fair Isaac Corp. (b)	18,500	3,133,345
Progress Software Corp.	70,400	2,706,880
TiVo Corp.	26,100	353,655

		6,288,548

Specialty Retail—2.2%
Aaron’s, Inc.	67,500	3,145,500
Chico’s FAS, Inc.	50,000	452,000
Children’s Place, Inc. (The) (a)	29,800	4,030,450
Hibbett Sports, Inc. (b)	79,600	1,906,420
Hudson, Ltd. - Class A (b)	65,800	1,046,878
Office Depot, Inc.	304,800	655,320
Pier 1 Imports, Inc.	41,400	133,308

		11,369,876

Textiles, Apparel & Luxury Goods—0.9%
Deckers Outdoor Corp. (a) (b)	4,300	387,129
Movado Group, Inc. (a)	103,800	3,985,920
Perry Ellis International, Inc. (b)	14,500	374,100

		4,747,149

Thrifts & Mortgage Finance—3.6%
BankFinancial Corp.	23,785	403,869
Beneficial Bancorp, Inc. (a)	305,055	4,743,605
Charter Financial Corp.	65,900	1,343,701
First Defiance Financial Corp.	9,100	521,612
Meridian Bancorp, Inc.	82,800	1,668,420
Northfield Bancorp, Inc.	169,800	2,650,578
Oritani Financial Corp. (a)	7,300	112,055
Provident Financial Holdings, Inc.	4,900	88,641
Radian Group, Inc.	29,600	563,584
Territorial Bancorp, Inc.	4,200	124,572
United Community Financial Corp.	11,300	111,418
United Financial Bancorp, Inc.	25,800	417,960
Walker & Dunlop, Inc.	36,100	2,145,062

Thrifts & Mortgage Finance—(Continued)
Washington Federal, Inc.	93,900	3,248,940
Waterstone Financial, Inc.	23,600	408,280
WSFS Financial Corp.	5,195	248,841

		18,801,138

Tobacco—0.5%
Universal Corp.	29,767	1,443,700
Vector Group, Ltd.	52,800	1,076,592

		2,520,292

Trading Companies & Distributors—1.3%
DXP Enterprises, Inc. (b)	36,400	1,417,780
MRC Global, Inc. (b)	166,100	2,730,684
Titan Machinery, Inc. (b)	99,900	2,353,644

		6,502,108

Water Utilities—0.6%
American States Water Co. (a)	37,800	2,005,668
California Water Service Group	29,700	1,106,325

		3,111,993

Total Common Stocks (Cost $427,333,052)		502,950,906

Short-Term Investment—0.5%

Repurchase Agreement—0.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/18 at 0.600%, due on 04/02/18 with a maturity value of $2,479,553; collateralized by a U.S. Treasury Note at 1.875%, maturing 07/31/22, with a market value of $2,530,509.	2,479,388	2,479,388

Total Short-Term Investments (Cost $2,479,388)		2,479,388

Securities Lending Reinvestments (c)—11.4%

Certificates of Deposit—4.7%
Banco Del Estado De Chile New York 1.985%, 1M LIBOR + 0.220%, 05/14/18 (d)	1,000,000	999,930
Bank of Nova Scotia 2.482%, 3M LIBOR + 0.280%, 03/20/19 (d)	1,500,000	1,499,346
Barclays Capital, plc 1.956%, 1M LIBOR + 0.270%, 08/03/18 (d)	500,000	499,963
Chiba Bank, Ltd., New York 1.740%, 04/11/18	1,000,000	999,923
China Construction Bank 1.950%, 04/20/18	1,500,000	1,499,844
Cooperative Rabobank UA 1.860%, 3M LIBOR + 0.140%, 10/16/18 (d)	1,000,000	1,000,000
Credit Agricole S.A. 2.032%, 1M LIBOR + 0.330%, 10/09/18 (d)	1,500,000	1,499,788

BHFTI-240

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Credit Suisse AG New York 1.930%, 1M LIBOR + 0.190%, 05/11/18 (d)	250,000	$249,972
1.976%, 1M LIBOR + 0.190%, 04/16/18 (d)	1,500,000	1,499,937
Mitsubishi UFJ Trust and Banking Corp. 1.976%, 1M LIBOR + 0.190%, 04/16/18 (d)	500,000	499,970
Mizuho Bank, Ltd., New York 2.008%, 1M LIBOR + 0.200%, 04/18/18 (d)	1,000,000	999,986
2.077%, 1M LIBOR + 0.200%, 05/29/18 (d)	500,000	499,958
Norinchukin Bank New York 1.846%, 1M LIBOR + 0.160%, 04/05/18 (d)	1,500,000	1,499,974
Oversea-Chinese Banking Corp., Ltd. 2.150%, 06/06/18	1,500,000	1,500,148
Royal Bank of Canada New York 1.990%, 1M LIBOR + 0.250%, 01/11/19 (d)	500,000	499,045
2.301%, 1M LIBOR + 0.440%, 09/17/18 (d)	1,500,000	1,499,789
Societe Generale 1.950%, 1M LIBOR + 0.210%, 07/10/18 (d)	1,000,000	999,917
Standard Chartered plc 2.250%, 08/21/18	1,000,000	999,580
State Street Bank and Trust Co. 1.831%, 1M LIBOR + 0.120%, 05/08/18 (d)	500,000	499,973
Sumitomo Mitsui Banking Corp., London 2.038%, 1M LIBOR + 0.230%, 05/17/18 (d)	500,000	499,625
Sumitomo Mitsui Banking Corp., New York 1.920%, 1M LIBOR + 0.180%, 04/11/18 (d)	1,000,000	999,964
2.010%, 1M LIBOR + 0.270%, 09/10/18 (d)	1,000,000	999,701
2.062%, 1M LIBOR + 0.190%, 04/26/18 (d)	500,000	499,996
Wells Fargo Bank N.A. 1.893%, 3M LIBOR + 0.140%, 10/26/18 (d)	1,000,000	1,000,385
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.450%, 02/15/19 (d)	1,000,000	999,911

		24,246,625

Commercial Paper—1.2%
Canadian Imperial Bank of Commerce 2.208%, 1M LIBOR + 0.400%, 09/17/18 (d)	1,000,000	999,909
Industrial & Commercial Bank of China, Ltd. 1.960%, 04/20/18	1,495,182	1,498,386
ING Funding LLC 1.930%, 1M LIBOR + 0.190%, 08/10/18 (d)	1,000,000	999,644
Macquarie Bank, Ltd., London 2.020%, 05/16/18	497,503	498,734
Ridgefield Funding Co. LLC 2.018%, 1M LIBOR + 0.210%, 05/17/18 (d)	1,500,000	1,499,784
UBS AG 1.880%, 1M LIBOR + 0.210%, 05/02/18 (d)	1,000,000	999,856

		6,496,313

Repurchase Agreements—4.6%
Deutsche Bank AG, London Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $1,000,194; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 03/07/22 - 05/24/27, and an aggregate market value of $1,020,005.	1,000,000	1,000,000

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $600,117; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 05/02/25, and an aggregate market value of $612,001.	600,000	600,000
Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $500,100; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.125%, maturity dates ranging from 04/14/22 - 08/07/23, and an aggregate market value of $510,003.	500,000	500,000
Repurchase Agreement dated 03/15/18 at 2.070%, due on 04/02/18 with a maturity value of $1,001,035; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $1,110,712.	1,000,000	1,000,000
Repurchase Agreement dated 01/09/18 at 2.070%, due on 04/02/18 with a maturity value of $200,955; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $222,142.	200,000	200,000
Repurchase Agreement dated 09/12/17 at 2.210%, due on 07/02/18 with a maturity value of $1,017,987; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $1,110,712.	1,000,000	1,000,000
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $2,710,596; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $2,764,288.	2,710,081	2,710,081
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 08/01/17 at 2.230%, due on 06/29/18 with a maturity value of $765,424; collateralized by various Common Stock with an aggregate market value of $825,000.	750,000	750,000
Repurchase Agreement dated 10/26/16 at 2.230%, due on 06/29/18 with a maturity value of $2,179,481; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 8.875%, maturity dates ranging from 01/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $2,272,165.	2,100,000	2,100,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 1.850%, due on 04/02/18 with a maturity value of $1,207,585; collateralized by various Common Stock with an aggregate market value of $1,334,712.	1,200,000	1,200,000
Repurchase Agreement dated 03/16/18 at 1.850%, due on 04/02/18 with a maturity value of $1,100,961; collateralized by various Common Stock with an aggregate market value of $1,223,486.	1,100,000	1,100,000

BHFTI-241

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd. Repurchase Agreement dated 03/16/18 at 1.880%, due on 04/05/18 with a maturity value of $1,001,044; collateralized by various Common Stock with an aggregate market value of $1,112,260.	1,000,000	$1,000,000
Pershing LLC Repurchase Agreement dated 03/29/18 at 1.780%, due on 04/02/18 with a maturity value of $2,000,396; collateralized by U.S. Government Agency and Treasury Obligations with rates ranging from 0.000% - 11.500%, maturity dates ranging from 03/31/18 - 02/20/68, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
Societe Generale Repurchase Agreement dated 03/28/18 at 1.820%, due on 04/02/18 with a maturity value of $5,001,264; collateralized by various Common Stock with an aggregate market value of $5,558,620.	5,000,000	5,000,000
Repurchase Agreement dated 03/21/18 at 1.820%, due on 04/02/18 with a maturity value of $1,701,031; collateralized by various Common Stock with an aggregate market value of $1,889,931.	1,700,000	1,700,000
Repurchase Agreement dated 03/08/18 at 1.820%, due on 04/02/18 with a maturity value of $1,001,264; collateralized by various Common Stock with an aggregate market value of $1,111,724.	1,000,000	1,000,000
Repurchase Agreement dated 03/16/18 at 1.820%, due on 04/02/18 with a maturity value of $1,000,859; collateralized by various Common Stock with an aggregate market value of $1,111,724.	1,000,000	1,000,000

		23,860,081

Time Deposits—0.9%
ABN AMRO Bank NV 1.680%, 04/02/18	1,000,000	1,000,000
DZ Bank AG 1.670%, 04/02/18	2,000,000	2,000,000
Nordea Bank New York 1.640%, 04/02/18	2,000,000	2,000,000

		5,000,000

Total Securities Lending Reinvestments (Cost $59,607,377)		59,603,019

Total Investments—108.7% (Cost $489,419,817)		565,033,313
Other assets and liabilities (net)—(8.7)%		(45,350,383)

Net Assets—100.0%		$519,682,930

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $58,566,971 and the collateral received consisted of cash in the amount of $59,602,766. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation
Russell 2000 Index Mini Futures	06/15/18	210	USD	16,077,600	$73,679

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London InterBank Offered Rate

BHFTI-242

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$502,950,906	$—	$—	$502,950,906
Total Short-Term Investment*	—	2,479,388	—	2,479,388
Total Securities Lending Reinvestments*	—	59,603,019	—	59,603,019
Total Investments	$502,950,906	$62,082,407	$—	$565,033,313

Collateral for Securities Loaned (Liability)	$—	$(59,602,766)	$—	$(59,602,766)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$73,679	$—	$—	$73,679

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-243

Brighthouse Funds Trust I

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—65.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.1%
Northrop Grumman Corp.	34,356	$11,994,367
Thales S.A.	60,208	7,336,514

		19,330,881

Banks—2.7%
HDFC Bank, Ltd.	138,507	4,096,489
M&T Bank Corp.	47,432	8,744,564

		12,841,053

Beverages—0.5%
Anheuser-Busch InBev S.A.	22,581	2,481,710

Building Products—1.6%
Assa Abloy AB - Class B	232,764	5,053,733
Geberit AG	5,792	2,561,528

		7,615,261

Capital Markets—6.8%
Goldman Sachs Group, Inc. (The)	37,363	9,410,245
Intercontinental Exchange, Inc.	116,439	8,444,156
London Stock Exchange Group plc	108,371	6,279,432
S&P Global, Inc.	41,908	8,006,943

		32,140,776

Chemicals—4.2%
LyondellBasell Industries NV - Class A	57,625	6,089,810
Sherwin-Williams Co. (The)	34,680	13,598,722

		19,688,532

Electronic Equipment, Instruments & Components—0.8%
Halma plc	239,761	3,971,232

Food Products—3.4%
McCormick & Co., Inc. (a)	63,734	6,780,660
Nestle S.A.	115,665	9,156,781

		15,937,441

Health Care Equipment & Supplies—2.1%
Danaher Corp.	102,908	10,075,722

Health Care Providers & Services—2.0%
UnitedHealth Group, Inc.	44,001	9,416,214

Hotels, Restaurants & Leisure—2.6%
Marriott International, Inc. - Class A	90,726	12,336,921

Household Products—1.3%
Colgate-Palmolive Co.	47,777	3,424,655
Reckitt Benckiser Group plc	35,321	2,993,064

		6,417,719

Industrial Conglomerates—3.2%
Roper Technologies, Inc.	53,712	15,076,421

Insurance—5.8%
AIA Group, Ltd.	1,640,400	14,003,887
Legal & General Group plc	2,336,194	8,462,673
Travelers Cos., Inc. (The)	34,998	4,859,822

		27,326,382

Internet & Direct Marketing Retail—3.0%
Amazon.com, Inc. (b)	7,028	10,171,906
Booking Holdings, Inc. (b)	1,996	4,152,458

		14,324,364

Internet Software & Services—9.1%
Alibaba Group Holding, Ltd. (ADR) (a) (b)	88,847	16,306,978
Alphabet, Inc. - Class A (b)	8,997	9,331,149
Alphabet, Inc. - Class C (b)	5,464	5,637,701
Facebook, Inc. - Class A (b)	72,861	11,642,459

		42,918,287

IT Services—4.2%
Accenture plc - Class A	45,998	7,060,693
CGI Group, Inc. - Class A (b)	130,600	7,531,789
Nomura Research Institute, Ltd.	114,300	5,395,649

		19,988,131

Life Sciences Tools & Services—0.7%
Mettler-Toledo International, Inc. (b)	5,505	3,165,540

Machinery—1.4%
Atlas Copco AB - A Shares	148,674	6,440,782

Oil, Gas & Consumable Fuels—1.0%
EOG Resources, Inc.	45,831	4,824,629

Real Estate Management & Development—1.3%
CBRE Group, Inc. - Class A (b)	126,058	5,952,459

Semiconductors & Semiconductor Equipment—1.6%
Texas Instruments, Inc.	72,975	7,581,373

Software—1.3%
Temenos Group AG (b)	21,520	2,582,250
Tyler Technologies, Inc. (b)	16,408	3,461,432

		6,043,682

Specialty Retail—1.2%
Dufry AG (a) (b)	42,368	5,555,326

Total Common Stocks (Cost $217,361,691)		311,450,838

BHFTI-244

Brighthouse Funds Trust I

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—21.2%

Security Description	Principal Amount*	Value

Advertising—0.0%
Outfront Media Capital LLC / Outfront Media Capital Corp. 5.250%, 02/15/22	25,000	$25,438
5.875%, 03/15/25	55,000	55,756

		81,194

Aerospace/Defense—0.1%
Embraer Netherlands Finance B.V. 5.050%, 06/15/25	370,000	379,479
TransDigm, Inc. 6.500%, 07/15/24	76,000	77,900
6.500%, 05/15/25	75,000	75,750

		533,129

Airlines—0.6%
Air Canada Pass-Through Trust 3.300%, 01/15/30 (144A)	230,000	223,524
4.125%, 12/15/27 (144A)	162,342	164,321
American Airlines Pass-Through Trust 4.950%, 02/15/25	158,738	163,103
5.250%, 01/15/24	752,365	778,698
Delta Air Lines Pass-Through Trust 8.021%, 08/10/22	692,412	771,001
Latam Finance, Ltd. 6.875%, 04/11/24 (144A)	400,000	418,500
U.S. Airways Pass-Through Trust 5.900%, 10/01/24	58,149	62,800
8.000%, 10/01/19	27,174	28,736
United Continental Holdings, Inc. 6.375%, 06/01/18	305,000	305,762

		2,916,445

Auto Manufacturers—0.9%
Daimler Finance North America LLC 1.750%, 10/30/19 (144A)	210,000	206,133
FCE Bank plc 0.869%, 09/13/21 (EUR)	155,000	192,635
Ford Motor Co. 6.625%, 10/01/28	1,675,000	1,926,338
Ford Motor Credit Co. LLC 3.470%, 04/05/21	200,000	199,737
General Motors Co. 5.200%, 04/01/45	100,000	97,289
General Motors Financial Co., Inc. 3.450%, 04/10/22	100,000	99,178
5.250%, 03/01/26	295,000	311,580
Hyundai Capital America 2.750%, 09/27/26 (144A)	500,000	445,055
Hyundai Capital Services, Inc. 3.750%, 03/05/23 (144A)	260,000	258,081
Kia Motors Corp. 3.000%, 04/25/23 (144A)	380,000	365,231

		4,101,257

Auto Parts & Equipment—0.4%
Aptiv plc 1.600%, 09/15/28 (EUR)	100,000	121,008
Goodyear Tire & Rubber Co. (The) 7.000%, 03/15/28	1,228,000	1,320,100
Tupy Overseas S.A. 6.625%, 07/17/24 (144A)	200,000	208,000

		1,649,108

Banks—2.0%
Banco Nacional de Comercio Exterior SNC 3.800%, 5Y CMT + 3.000%, 08/11/26 (144A) (c)	210,000	205,800
Banco Santander Mexico S.A. 4.125%, 11/09/22 (144A)	150,000	149,625
Bank of Montreal 1.750%, 06/15/21 (144A)	255,000	246,048
Barclays plc 3.650%, 03/16/25	225,000	216,749
BNP Paribas S.A. 4.625%, 03/13/27 (144A)	355,000	360,668
Canadian Imperial Bank of Commerce 1.600%, 09/06/19	300,000	294,975
Commerzbank AG 4.000%, 03/23/26 (EUR)	50,000	68,483
Commonwealth Bank of Australia 1.375%, 09/06/18 (144A)	300,000	298,342
2.250%, 03/10/20 (144A)	350,000	345,058
Cooperative Rabobank UA 4.375%, 08/04/25	350,000	353,517
Credit Agricole S.A. 4.375%, 03/17/25 (144A)	200,000	199,235
7.500%, 5Y GBP Swap + 4.535%, 06/23/26 (GBP) (c)	160,000	258,848
Deutsche Bank AG 4.500%, 05/19/26 (EUR)	100,000	135,188
Dexia Credit Local S.A. 2.250%, 02/18/20 (144A)	250,000	248,150
HSBC Holdings plc 4.375%, 11/23/26	200,000	199,181
5.750%, 12/20/27 (GBP)	110,000	185,392
ICICI Bank Ltd. 3.800%, 12/14/27	390,000	363,333
Industrial & Commercial Bank of China, Ltd. 2.957%, 11/08/22	250,000	243,930
ING Bank NV 1.650%, 08/15/19 (144A)	210,000	206,709
Intesa Sanpaolo S.p.A. 3.928%, 09/15/26 (EUR)	160,000	211,552
5.710%, 01/15/26 (144A)	250,000	250,891
Kasikornbank PCL 3.256%, 07/12/23	375,000	367,401
Lloyds Banking Group plc 4.500%, 11/04/24	200,000	201,127
Morgan Stanley 4.350%, 09/08/26	315,000	317,246
National Australia Bank, Ltd. 2.500%, 01/12/21	250,000	245,529

BHFTI-245

Brighthouse Funds Trust I

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Royal Bank of Scotland Group plc 6.000%, 12/19/23	470,000	$500,682
Santander UK Group Holdings plc 4.750%, 09/15/25 (144A)	200,000	201,206
Siam Commercial Bank PCL 3.500%, 04/07/19 (144A)	420,000	421,508
Societe Generale S.A. 4.000%, 01/12/27 (144A) (a)	665,000	658,996
4.750%, 11/24/25 (144A)	260,000	263,170
6.750%, 5Y EUR Swap + 5.538%, 04/07/21 (EUR) (c)	195,000	265,133
Standard Chartered plc 3.125%, 11/19/24 (EUR)	250,000	331,155
TC Ziraat Bankasi A/S 4.250%, 07/03/19	210,000	209,580
5.125%, 09/29/23 (144A)	210,000	202,650
Woori Bank 5.875%, 04/13/21 (144A)	200,000	212,378

		9,439,435

Beverages—0.1%
Anheuser-Busch InBev Finance, Inc. 3.650%, 02/01/26	345,000	342,947
Constellation Brands, Inc. 4.750%, 11/15/24	110,000	115,667

		458,614

Building Materials—0.5%
Atrium Windows & Doors, Inc. 7.750%, 05/01/19 (144A)	100,000	100,375
Cemex Finance LLC 6.000%, 04/01/24 (144A)	465,000	478,950
CIMPOR Financial Operations B.V. 5.750%, 07/17/24 (144A) (a)	410,000	390,935
Jeld-Wen, Inc. 4.625%, 12/15/25 (144A)	795,000	757,237
Masco Corp. 6.500%, 08/15/32	8,000	9,269
7.750%, 08/01/29	94,000	119,009
Union Andina de Cementos S.A.A. 5.875%, 10/30/21 (144A)	450,000	464,018

		2,319,793

Chemicals—0.8%
Air Liquide Finance S.A. 1.375%, 09/27/19 (144A)	305,000	298,950
Braskem Finance, Ltd. 5.750%, 04/15/21 (144A)	200,000	208,600
Chemours Co. (The) 6.625%, 05/15/23	25,000	26,250
Hexion, Inc. 7.875%, 02/15/23 (d)	899,000	654,023
9.200%, 03/15/21 (d)	1,910,000	1,397,070
Incitec Pivot Finance LLC 6.000%, 12/10/19 (144A)	80,000	83,529

Chemicals—(Continued)
INVISTA Finance LLC 4.250%, 10/15/19 (144A)	305,000	304,573
Israel Chemicals, Ltd. 4.500%, 12/02/24 (144A)	380,000	375,071
Kraton Polymers LLC / Kraton Polymers Capital Corp. 10.500%, 04/15/23 (144A) (a)	205,000	227,550
Syngenta Finance NV 1.250%, 09/10/27 (EUR)	200,000	210,301

		3,785,917

Commercial Services—0.0%
RR Donnelley & Sons Co. 7.000%, 02/15/22	20,000	20,725

Computers—0.2%
Dell International LLC / EMC Corp. 6.020%, 06/15/26 (144A)	165,000	177,692
8.100%, 07/15/36 (144A)	210,000	255,313
8.350%, 07/15/46 (144A)	150,000	190,527
Hewlett Packard Enterprise Co. 6.350%, 10/15/45	160,000	170,944

		794,476

Cosmetics/Personal Care—0.0%
Avon Products, Inc. 8.950%, 03/15/43	40,000	34,300

Diversified Financial Services—2.0%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 4.500%, 05/15/21	150,000	153,650
Aircastle, Ltd. 4.125%, 05/01/24	195,000	191,100
Ally Financial, Inc. 4.125%, 02/13/22	4,325,000	4,303,375
BOC Aviation Ltd. 3.000%, 03/30/20	200,000	198,584
BOC Aviation, Ltd. 2.750%, 09/18/22 (144A)	210,000	200,861
Jefferies Group LLC 6.250%, 01/15/36	175,000	190,283
Navient Corp. 5.000%, 10/26/20	2,085,000	2,098,031
5.500%, 01/25/23	555,000	545,288
5.625%, 08/01/33 (d)	975,000	853,125
5.875%, 10/25/24	40,000	39,200
Quicken Loans, Inc. 5.250%, 01/15/28 (144A)	65,000	60,775
5.750%, 05/01/25 (144A)	60,000	59,850
Springleaf Finance Corp. 6.875%, 03/15/25	205,000	205,769
7.750%, 10/01/21	165,000	178,613
8.250%, 10/01/23	65,000	70,200
Unifin Financiera S.A. 7.250%, 09/27/23	245,000	249,288

		9,597,992

BHFTI-246

Brighthouse Funds Trust I

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—0.7%
AES Corp. 4.875%, 05/15/23	670,000	$681,725
Dynegy, Inc. 8.125%, 01/30/26 (144A)	90,000	99,337
Electricite de France S.A. 6.000%, 13Y GBP Swap + 3.958%, 01/29/26 (GBP) (c)	300,000	437,666
Emgesa S.A. E.S.P 8.750%, 01/25/21 (144A) (COP)	1,210,000,000	452,746
Empresas Publicas de Medellin E.S.P. 8.375%, 02/01/21 (144A) (COP)	1,610,000,000	595,348
Engie Energia Chile S.A. 5.625%, 01/15/21 (144A)	250,000	263,237
Perusahaan Listrik Negara PT 5.250%, 10/24/42 (144A)	220,000	215,600
Transelec S.A. 4.250%, 01/14/25 (144A)	460,000	463,903

		3,209,562

Energy-Alternate Sources—0.0%
Greenko Dutch B.V. 5.250%, 07/24/24 (144A)	200,000	191,800

Engineering & Construction—0.0%
Sydney Airport Finance Co. Pty, Ltd. 3.375%, 04/30/25 (144A)	40,000	38,917

Food—1.4%
BRF S.A. 7.750%, 05/22/18 (144A) (BRL)	480,000	142,904
Danone S.A. 1.691%, 10/30/19 (144A)	225,000	220,476
New Albertsons, Inc. 7.450%, 08/01/29 (a)	5,750,000	4,600,000
8.000%, 05/01/31 (a)	215,000	176,838
SUPERVALU, Inc. 6.750%, 06/01/21 (a)	1,415,000	1,393,775

		6,533,993

Forest Products & Paper—0.1%
Inversiones CMPC S.A. 4.375%, 05/15/23 (144A)	400,000	408,301
Klabin Finance S.A. 5.250%, 07/16/24	255,000	259,144

		667,445

Gas—0.1%
China Resources Gas Group, Ltd. 4.500%, 04/05/22 (144A)	200,000	205,737
NGL Energy Partners L.P. / NGL Energy Finance Corp. 6.125%, 03/01/25 (a)	265,000	252,412
6.875%, 10/15/21	20,000	19,950
7.500%, 11/01/23	125,000	125,469

		603,568

Healthcare-Services—1.8%
HCA, Inc. 7.050%, 12/01/27	80,000	84,600
7.500%, 11/06/33	5,060,000	5,528,050
7.580%, 09/15/25	375,000	411,094
7.750%, 07/15/36	1,420,000	1,562,000
Kindred Healthcare, Inc. 8.750%, 01/15/23 (a)	85,000	89,887
Tenet Healthcare Corp. 5.125%, 05/01/25 (144A)	70,000	67,288
6.875%, 11/15/31	910,000	828,100

		8,571,019

Holding Companies-Diversified—0.0%
Alfa S.A.B. de CV 6.875%, 03/25/44	200,000	208,500

Home Builders—0.4%
K Hovnanian Enterprises, Inc. 5.000%, 11/01/21 (d)	700,000	631,750
TRI Pointe Group, Inc. 4.875%, 07/01/21	1,355,000	1,363,875
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 4.375%, 06/15/19	30,000	30,075

		2,025,700

Home Furnishings—0.1%
Arcelik A/S 5.000%, 04/03/23 (144A)	300,000	295,333

Housewares—0.0%
Newell Brands, Inc. 4.000%, 12/01/24	150,000	148,136

Insurance—0.5%
AIA Group, Ltd. 3.200%, 03/11/25 (144A)	200,000	193,290
3.900%, 04/06/28 (144A)	260,000	261,943
Allianz SE 2.241%, 3M EURIBOR + 2.650%, 07/07/45 (EUR) (c)	200,000	250,029
Assicurazioni Generali S.p.A. 4.125%, 05/04/26 (EUR)	200,000	271,848
Global Atlantic Fin Co. 8.625%, 04/15/21 (144A)	820,000	928,811
Old Mutual plc 8.000%, 06/03/21 (GBP)	280,000	443,899
Old Republic International Corp. 4.875%, 10/01/24	175,000	184,529

		2,534,349

Internet—0.3%
Alibaba Group Holding, Ltd. 3.400%, 12/06/27	240,000	227,785
Baidu, Inc. 3.250%, 08/06/18	600,000	600,748
3.875%, 09/29/23	200,000	199,864

BHFTI-247

Brighthouse Funds Trust I

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Internet—(Continued)
Tencent Holdings, Ltd. 2.985%, 01/19/23 (144A)	200,000	$194,909

		1,223,306

Iron/Steel—0.2%
United States Steel Corp. 6.650%, 06/01/37	85,000	83,300
7.375%, 04/01/20 (a)	235,000	249,688
Vale S.A. 5.625%, 09/11/42	690,000	728,295

		1,061,283

Media—0.5%
COX Communications, Inc. 4.800%, 02/01/35 (144A)	5,000	4,907
CSC Holdings LLC 5.375%, 02/01/28 (144A)	200,000	188,918
DISH DBS Corp. 5.000%, 03/15/23 (a)	160,000	143,800
5.875%, 11/15/24	570,000	508,012
Grupo Televisa S.A.B. 7.250%, 05/14/43 (MXN)	6,000,000	249,847
Myriad International Holdings B.V. 4.850%, 07/06/27 (144A)	230,000	234,318
6.000%, 07/18/20 (144A)	200,000	210,278
Time Warner Cable LLC 4.500%, 09/15/42	45,000	38,975
5.500%, 09/01/41	30,000	29,806
Viacom, Inc. 4.375%, 03/15/43	10,000	8,961
5.250%, 04/01/44	135,000	136,638
5.850%, 09/01/43	50,000	53,905
Virgin Media Finance plc 4.500%, 01/15/25 (144A) (EUR)	160,000	199,165
Ziggo Secured Finance B.V. 5.500%, 01/15/27 (144A)	325,000	305,406

		2,312,936

Mining—0.5%
Corp. Nacional del Cobre de Chile 3.625%, 08/01/27 (144A)	350,000	339,952
4.500%, 09/16/25 (144A)	225,000	234,344
Freeport-McMoRan, Inc. 5.400%, 11/14/34 (a)	85,000	80,775
5.450%, 03/15/43	895,000	823,131
Glencore Finance Canada, Ltd. 5.550%, 10/25/42 (144A)	435,000	458,503
Hecla Mining Co. 6.875%, 05/01/21	320,000	326,000

		2,262,705

Multi-National—0.2%
Banco Latinoamericano de Comercio Exterior S.A. 3.250%, 05/07/20 (144A)	280,000	278,250

Multi-National—(Continued)
International Bank for Reconstruction & Development 2.500%, 03/12/20 (AUD)	500,000	385,737
International Finance Corp. 7.800%, 06/03/19 (INR)	29,000,000	451,040

		1,115,027

Oil & Gas—1.8%
Antero Resources Corp. 5.125%, 12/01/22	155,000	156,162
5.375%, 11/01/21	70,000	71,225
BP Capital Markets plc 3.216%, 11/28/23	175,000	173,476
California Resources Corp. 8.000%, 12/15/22 (144A) (a)	580,000	455,300
Chesapeake Energy Corp. 4.875%, 04/15/22	2,145,000	1,984,125
5.750%, 03/15/23	130,000	117,162
6.125%, 02/15/21	200,000	201,000
6.625%, 08/15/20	75,000	77,250
Cimarex Energy Co. 4.375%, 06/01/24	675,000	694,632
Continental Resources, Inc. 3.800%, 06/01/24	180,000	173,250
4.500%, 04/15/23 (a)	195,000	197,194
5.000%, 09/15/22	35,000	35,481
Cosan Luxembourg S.A. 5.000%, 03/14/23 (144A)	200,000	200,000
Noble Energy, Inc. 5.625%, 05/01/21	127,000	129,375
Oasis Petroleum, Inc. 6.875%, 01/15/23	45,000	45,563
Petrobras Global Finance B.V. 5.999%, 01/27/28 (144A)	545,000	539,550
Petroleos Mexicanos 6.350%, 02/12/48 (144A)	245,000	236,731
7.470%, 11/12/26 (MXN)	5,600,000	271,707
Raizen Fuels Finance S.A. 5.300%, 01/20/27 (144A)	200,000	202,100
Range Resources Corp. 4.875%, 05/15/25 (a)	130,000	120,575
5.000%, 08/15/22	190,000	183,825
5.000%, 03/15/23	115,000	110,262
Sinopec Group Overseas Development, Ltd. 2.375%, 04/12/20 (144A)	300,000	295,339
Thai Oil PCL 3.625%, 01/23/23 (144A)	350,000	349,376
Whiting Petroleum Corp. 5.750%, 03/15/21	145,000	146,447
6.250%, 04/01/23	15,000	15,188
6.625%, 01/15/26 (144A)	160,000	161,200
YPF S.A. 8.750%, 04/04/24 (144A)	590,000	657,555
16.500%, 05/09/22 (144A) (ARS)	5,400,000	253,280

		8,254,330

BHFTI-248

Brighthouse Funds Trust I

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas Services—0.1%
Oceaneering International, Inc. 4.650%, 11/15/24	575,000	$554,861

Packaging & Containers—0.4%
Owens-Brockway Glass Container, Inc. 5.375%, 01/15/25 (144A)	1,230,000	1,234,612
Sealed Air Corp. 4.875%, 12/01/22 (144A)	10,000	10,100
5.500%, 09/15/25 (144A)	280,000	289,800
Silgan Holdings, Inc. 3.250%, 03/15/25 (EUR)	100,000	125,025

		1,659,537

Pharmaceuticals—1.0%
AbbVie, Inc. 2.500%, 05/14/20	4,330,000	4,273,972
Teva Pharmaceutical Finance Co. LLC 6.150%, 02/01/36	155,000	144,601
Teva Pharmaceutical Finance Netherlands II B.V. 0.375%, 07/25/20 (EUR)	215,000	257,251

		4,675,824

Pipelines—0.6%
Abu Dhabi Crude Oil Pipeline LLC 3.650%, 11/02/29	385,000	367,483
Enable Midstream Partners LP 5.000%, 05/15/44	125,000	117,131
Enbridge Energy Partners L.P. 7.375%, 10/15/45	90,000	116,283
Enbridge, Inc. 2.900%, 07/15/22	125,000	121,269
Energy Transfer L.P. / Regency Energy Finance Corp. 5.000%, 10/01/22	440,000	457,420
EnLink Midstream Partners L.P. 4.150%, 06/01/25	230,000	223,544
MPLX L.P. 4.500%, 07/15/23	10,000	10,351
4.875%, 06/01/25	40,000	41,766
ONEOK Partners L.P. 6.200%, 09/15/43	10,000	11,661
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.750%, 03/15/24	530,000	560,464
Transcontinental Gas Pipe Line Co. LLC 7.850%, 02/01/26	560,000	689,054

		2,716,426

Real Estate—0.1%
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. 3.400%, 09/30/26 (144A)	215,000	202,696
Prologis L.P. 2.250%, 06/30/29 (GBP)	135,000	179,490

		382,186

Real Estate Investment Trusts—0.4%
iStar, Inc. 5.000%, 07/01/19	1,730,000	1,735,484

Retail—0.1%
Alimentation Couche-Tard, Inc. 3.550%, 07/26/27 (144A)	145,000	139,233
J.C. Penney Corp., Inc. 7.625%, 03/01/97	155,000	97,650
TRU Taj LLC / TRU Taj Finance, Inc. 11.000%, 01/22/19 (144A) (e)	94,000	97,405
12.000%, 08/15/21 (144A) (a) (e)	92,000	71,070

		405,358

Semiconductors—0.0%
Micron Technology, Inc. 5.500%, 02/01/25	104,000	107,900

Shipbuilding—0.0%
Huntington Ingalls Industries, Inc. 5.000%, 11/15/25 (144A)	180,000	189,225

Software—0.1%
Nuance Communications, Inc. 1.000%, 12/15/35	675,000	640,238

Telecommunications—2.2%
America Movil S.A.B. de C.V. 2.125%, 03/10/28 (EUR)	235,000	304,997
CB Escrow Corp. 8.000%, 10/15/25 (144A)	115,000	107,094
CenturyLink, Inc.
6.875%, 01/15/28	45,000	40,725
7.600%, 09/15/39	475,000	409,255
7.650%, 03/15/42	185,000	156,787
Cincinnati Bell, Inc. 7.000%, 07/15/24 (144A)	170,000	152,150
KT Corp. 2.500%, 07/18/26 (144A)	210,000	190,832
Level 3 Communications, Inc. 5.750%, 12/01/22	60,000	59,850
Level 3 Financing, Inc. 5.625%, 02/01/23	380,000	380,361
MTN Mauritius Investments, Ltd. 4.755%, 11/11/24 (144A)	400,000	383,500
Qwest Capital Funding, Inc. 7.750%, 02/15/31	1,445,000	1,300,500
Sprint Capital Corp. 6.875%, 11/15/28	1,250,000	1,165,625
8.750%, 03/15/32	350,000	365,750
Sprint Communications, Inc. 7.000%, 08/15/20	1,500,000	1,560,000
11.500%, 11/15/21	2,000,000	2,320,000
Windstream Services LLC / Windstream Finance Corp. 7.750%, 10/15/20 (a)	1,500,000	1,252,500

		10,149,926

BHFTI-249

Brighthouse Funds Trust I

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Transportation—0.0%
FedEx Corp. 1.000%, 01/11/23 (EUR)	130,000	$162,674

Total Corporate Bonds & Notes (Cost $97,536,470)		100,369,933

Foreign Government—6.8%

Banks—0.0%
Korea Development Bank (The) 4.500%, 11/22/19 (AUD)	200,000	157,250

Diversified Financial Services—0.1%
CPPIB Capital, Inc. 0.375%, 06/20/24 (144A) (EUR)	250,000	305,111

Gas—0.1%
Korea Gas Corp. 2.750%, 07/20/22 (144A)	260,000	251,650

Provincial—0.4%
Province of Ontario Canada 1.875%, 05/21/20 (a)	2,045,000	2,012,435

Sovereign—6.2%
Argentine Bonos del Tesoro 21.200%, 09/19/18 (ARS)	2,565,000	126,766
Argentine Republic Government International Bonds 6.875%, 04/22/21	150,000	159,000
7.625%, 04/22/46	530,000	526,688
Australia Government Bond 5.500%, 04/21/23 (AUD)	405,000	357,687
Bonos de la Tesoreria de la Republica en pesos 4.500%, 03/01/26 (CLP)	215,000,000	359,223
Brazil Notas do Tesouro Nacional
10.000%, 01/01/19 (BRL)	1,000,000	318,100
10.000%, 01/01/21 (BRL)	6,815,000	2,218,111
10.000%, 01/01/25 (BRL)	2,635,000	847,342
10.000%, 01/01/27 (BRL)	1,200,000	383,856
Brazilian Government International Bonds 4.625%, 01/13/28	290,000	284,200
8.500%, 01/05/24 (BRL)	350,000	106,682
Canadian Government Bonds 0.500%, 03/01/22 (CAD)	685,000	502,876
1.750%, 09/01/19 (CAD)	715,000	555,240
Chile Government International Bond 3.240%, 02/06/28	400,000	392,200
Colombia Government International Bond 3.875%, 04/25/27 (a)	200,000	197,400
Colombian TES 7.500%, 08/26/26 (COP)	1,880,000,000	721,694
Dominican Republic International Bonds 5.500%, 01/27/25 (144A)	530,000	545,147
5.950%, 01/25/27 (144A)	185,000	193,325
8.625%, 04/20/27 (144A) (f)	200,000	236,000

Sovereign—(Continued)
Export Development Canada 1.800%, 09/01/22 (CAD)	250,000	191,122
Export-Import Bank of Korea 3.000%, 05/22/18 (144A) (NOK)	1,700,000	217,137
3.000%, 11/01/22	200,000	195,714
France Government Bond OAT 4.250%, 10/25/23 (EUR)	1,440,000	2,186,641
Hellenic Republic Government Bond 3.750%, 01/30/28 (EUR)	315,000	370,809
Indonesia Government International Bonds 2.875%, 07/08/21 (144A) (EUR)	220,000	290,270
4.125%, 01/15/25 (144A)	200,000	201,469
4.750%, 01/08/26 (144A)	200,000	208,898
4.750%, 01/08/26	200,000	208,898
Indonesia Treasury Bonds 7.000%, 05/15/22 (IDR)	9,800,000,000	737,518
8.250%, 07/15/21 (IDR)	14,200,000,000	1,101,035
8.375%, 03/15/24 (IDR)	5,900,000,000	468,205
11.500%, 09/15/19 (IDR)	2,901,000,000	226,709
Kommunalbanken AS 1.750%, 09/15/20 (144A)	200,000	196,103
Korea Treasury Bond 2.000%, 09/10/22 (KRW)	380,000,000	349,831
Mexican Bonos 6.500%, 06/10/21 (MXN)	7,621,100	410,559
8.000%, 12/07/23 (MXN)	3,700,000	210,857
Mexico Government International Bonds 4.000%, 03/15/15 (EUR)	100,000	113,724
4.125%, 01/21/26 (a)	335,000	339,690
New Zealand Government Bonds 3.000%, 09/20/30 (NZD) (f)	1,195,000	1,037,146
4.500%, 04/15/27 (NZD)	580,000	478,037
5.000%, 03/15/19 (NZD)	1,015,000	756,035
Norwegian Government Bond 2.000%, 05/24/23 (144A) (NOK)	5,567,000	727,613
Poland Government Bond 2.500%, 07/25/26 (PLN)	1,300,000	365,526
Romanian Government International Bond 2.875%, 05/26/28 (144A) (EUR)	125,000	161,020
Senegal Government International Bond 4.750%, 03/13/28 (144A) (EUR) (f)	150,000	184,433
Singapore Government Bond 2.750%, 07/01/23 (SGD)	1,690,000	1,330,320
South Africa Government Bond 7.000%, 02/28/31 (ZAR)	29,665,000	2,224,742
Spain Government Bonds 0.750%, 07/30/21 (EUR)	390,000	494,775
1.600%, 04/30/25 (144A) (EUR)	180,000	236,140
4.300%, 10/31/19 (144A) (EUR)	640,000	845,478
4.400%, 10/31/23 (144A) (EUR)	525,000	791,885
Sweden Government Bond 5.000%, 12/01/20 (SEK)	2,650,000	363,944
Thailand Government Bond 2.125%, 12/17/26 (THB)	25,000,000	780,144

BHFTI-250

Brighthouse Funds Trust I

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
United Kingdom Gilt 1.750%, 07/22/19 (GBP)	205,000	$291,382
2.000%, 09/07/25 (GBP)	495,000	734,864
Uruguay Government International Bond 9.875%, 06/20/22 (144A) (UYU)	5,075,000	181,801

		29,242,011

Total Foreign Government (Cost $32,159,905)		31,968,457

U.S. Treasury & Government Agencies—1.4%

Agency Sponsored Mortgage - Backed—0.1%
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 2.570%, 07/25/26	350,000	334,898

U.S. Treasury—1.3%
U.S. Treasury Inflation Indexed Notes 0.125%, 04/15/22 (f)	1,034,315	1,019,736
0.375%, 07/15/27 (f)	1,033,362	1,008,101
U.S. Treasury Notes 1.500%, 11/30/19	2,030,000	2,005,021
2.375%, 01/31/23 (a)	370,000	366,965
2.750%, 02/28/25	1,845,000	1,852,711

		6,252,534

Total U.S. Treasury & Government Agencies (Cost $6,620,852)		6,587,432

Convertible Bonds—0.5%

Chemicals—0.0%
RPM International, Inc. 2.250%, 12/15/20 (a)	20,000	22,460

Home Builders—0.1%
KB Home 1.375%, 02/01/19	305,000	345,222

Internet—0.2%
Priceline Group, Inc. (The) 0.900%, 09/15/21 (a)	595,000	742,619

Media—0.1%
DISH Network Corp. 3.375%, 08/15/26 (a)	735,000	707,952

Miscellaneous Manufacturing—0.0%
Trinity Industries, Inc. 3.875%, 06/01/36	30,000	40,887

Oil & Gas—0.0%
Chesapeake Energy Corp. 5.500%, 09/15/26	15,000	12,916

Oil & Gas—(Continued)
SM Energy Co. 1.500%, 07/01/21	60,000	56,640

		69,556

Real Estate Investment Trusts—0.0%
iStar, Inc. 3.125%, 09/15/22 (144A)	55,000	52,333

Semiconductors—0.1%
Rovi Corp. 0.500%, 03/01/20 (a)	485,000	469,771

Software—0.0%
Evolent Health, Inc. 2.000%, 12/01/21	75,000	75,296
Nuance Communications, Inc. 1.250%, 04/01/25	45,000	44,510
1.250%, 04/01/25 (144A)	15,000	14,778

		134,584

Telecommunications—0.0%
CalAmp Corp. 1.625%, 05/15/20	5,000	5,332

Total Convertible Bonds (Cost $2,340,207)		2,590,716

Municipals—0.2%
Tobacco Settlement Financing Corp. 6.706%, 06/01/46 (Cost $984,749)	985,000	929,988

Mortgage-Backed Securities—0.1%

Commercial Mortgage-Backed Securities—0.1%
GS Mortgage Securities Trust 5.826%, 08/10/45 (c)	6,258	6,311
Institutional Mortgage Securities Canada, Inc. 2.616%, 07/12/47 (144A) (CAD)	555,000	428,591

Total Mortgage-Backed Securities (Cost $523,922)		434,902

Convertible Preferred Stocks—0.1%

Oil, Gas & Consumable Fuels—0.1%
Chesapeake Energy Corp. 5.000%, 12/31/49	694	37,693
5.750%, 12/31/49	20	11,425
5.750%, 12/31/49	393	222,418
5.750%, 12/31/49 (144A)	17	9,711

Total Convertible Preferred Stocks (Cost $248,513)		281,247

BHFTI-251

Brighthouse Funds Trust I

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Short-Term Investments—3.0%

Security Description	Principal Amount*	Value

Discount Note—0.2%
Fannie Mae 1.394%, 05/21/18 (g)	1,000,000	$997,686

Repurchase Agreement—1.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/18 at 0.600%, due on 04/02/18 with a maturity value of $5,793,949; collateralized by a U.S. Treasury Note at 1.875%, maturing 07/31/22, with a market value of $5,914,273.	5,793,563	5,793,563

U.S. Treasury—1.6%
U.S. Treasury Bills 1.433%, 05/03/18 (a) (g)	1,800,000	1,797,480
1.631%, 05/31/18 (g)	4,000,000	3,989,063
1.692%, 06/21/18 (g)	2,000,000	1,992,484

		7,779,027

Total Short-Term Investments (Cost $14,570,846)		14,570,276

Securities Lending Reinvestments (h)—8.1%

Certificates of Deposit—3.3%
Bank of Nova Scotia 2.482%, 3M LIBOR + 0.280%, 03/20/19 (c)	1,000,000	999,564
Barclays Capital, plc 1.956%, 1M LIBOR + 0.270%, 08/03/18 (c)	500,000	499,963
BNP Paribas New York 1.886%, 1M LIBOR + 0.200%, 05/04/18 (c)	1,000,000	1,000,024
Canadian Imperial Bank of Commerce 1.920%, 1M LIBOR + 0.170%, 04/13/18 (c)	1,000,000	999,968
China Construction Bank 1.950%, 04/20/18	1,000,000	999,896
Citigroup Global Markets, Ltd. 2.070%, 1M LIBOR + 0.330%, 09/12/18 (c)	500,000	499,912
Credit Suisse AG New York 1.930%, 1M LIBOR + 0.190%, 05/11/18 (c)	250,000	249,972
1.976%, 1M LIBOR + 0.190%, 04/16/18 (c)	1,000,000	999,958
2.230%, FEDEFF PRV + 0.550%, 09/07/18 (c)	500,000	500,000
Mitsubishi UFJ Trust and Banking Corp. 1.976%, 1M LIBOR + 0.190%, 04/16/18 (c)	300,000	299,982
Mizuho Bank, Ltd., New York 1.940%, 1M LIBOR + 0.200%, 04/11/18 (c)	500,000	500,011
Norinchukin Bank New York 1.670%, 1M LIBOR + 0.300%, 09/04/18 (c)	1,000,000	999,394
1.846%, 1M LIBOR + 0.160%, 04/05/18 (c)	250,000	249,996
Royal Bank of Canada New York 1.990%, 1M LIBOR + 0.250%, 01/11/19 (c)	1,500,000	1,497,135
Standard Chartered plc 2.250%, 08/21/18	1,000,000	999,580
Sumitomo Mitsui Banking Corp., New York 1.920%, 1M LIBOR + 0.180%, 04/11/18 (c)	250,000	249,991
2.000%, 05/21/18	1,000,000	1,000,005
2.062%, 1M LIBOR + 0.190%, 04/26/18 (c)	500,000	499,996

Certificates of Deposit—(Continued)
Svenska Handelsbanken AB 2.027%, 1M LIBOR + 0.150%, 04/30/18 (c)	1,000,000	999,972
Wells Fargo Bank N.A. 1.835%, 3M LIBOR + 0.130%, 07/11/18 (c)	750,000	749,989
1.893%, 3M LIBOR + 0.140%, 10/26/18 (c)	500,000	500,192
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.450%, 02/15/19 (c)	500,000	499,955

		15,795,455

Commercial Paper—1.3%
Canadian Imperial Bank of Commerce 2.208%, 1M LIBOR + 0.400%, 09/17/18 (c)	500,000	499,955
Danske Corp. 2.080%, 06/04/18	994,453	996,217
Industrial & Commercial Bank of China, Ltd. 1.960%, 04/20/18	996,788	998,924
LMA S.A. & LMA Americas 2.150%, 06/01/18	1,491,848	1,494,343
Macquarie Bank, Ltd., London 2.020%, 05/16/18	995,006	997,469
UBS AG 1.880%, 1M LIBOR + 0.210%, 05/02/18 (c)	1,000,000	999,856

		5,986,764

Repurchase Agreements—2.7%
Citigroup Global Markets, Inc. Repurchase Agreement dated 01/25/17 at 2.230%, due on 06/29/18 with a maturity value of $1,032,211; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Deutsche Bank AG, London Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $700,136; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 03/07/22 - 05/24/27, and an aggregate market value of $714,004.	700,000	700,000
Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $400,078; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 05/02/25, and an aggregate market value of $408,001.	400,000	400,000
Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $400,080; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.125%, maturity dates ranging from 04/14/22 - 08/07/23, and an aggregate market value of $408,003.	400,000	400,000
Repurchase Agreement dated 03/15/18 at 2.070%, due on 04/02/18 with a maturity value of $1,001,035; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $1,110,712.	1,000,000	1,000,000

BHFTI-252

Brighthouse Funds Trust I

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

$ecurities Lending Reinvestments (h)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 01/09/18 at 2.070%, due on 04/02/18 with a maturity value of $100,477; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $111,071.	100,000	$100,000
Repurchase Agreement dated 09/12/17 at 2.210%, due on 07/02/18 with a maturity value of $254,497; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $277,678.	250,000	250,000
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $2,469,422; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $2,518,337.	2,468,953	2,468,953
Merrill Lynch, Pierce, Fenner & Smith, Inc.
Repurchase Agreement dated 10/26/16 at 2.230%, due on 06/29/18 with a maturity value of $103,785; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 8.875%, maturity dates ranging from 01/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $108,198.	100,000	100,000
Repurchase Agreement dated 08/01/17 at 2.230%, due on 06/29/18 with a maturity value of $1,275,707; collateralized by various Common Stock with an aggregate market value of $1,375,000.	1,250,000	1,250,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 1.850%, due on 04/02/18 with a maturity value of $805,057; collateralized by various Common Stock with an aggregate market value of $889,808.	800,000	800,000
Repurchase Agreement dated 03/16/18 at 1.850%, due on 04/02/18 with a maturity value of $700,612; collateralized by various Common Stock with an aggregate market value of $778,582.	700,000	700,000
Repurchase Agreement dated 03/16/18 at 1.880%, due on 04/05/18 with a maturity value of $800,836; collateralized by various Common Stock with an aggregate market value of $889,808.	800,000	800,000
Societe Generale Repurchase Agreement dated 03/16/18 at 1.820%, due on 04/02/18 with a maturity value of $600,516; collateralized by various Common Stock with an aggregate market value of $667,034.	600,000	600,000
Repurchase Agreement dated 03/21/18 at 1.820%, due on 04/02/18 with a maturity value of $1,100,667; collateralized by various Common Stock with an aggregate market value of $1,222,896.	1,100,000	1,100,000

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 03/08/18 at 1.820%, due on 04/02/18 with a maturity value of $1,001,264; collateralized by various Common Stock with an aggregate market value of $1,111,724.	1,000,000	1,000,000

		12,668,953

Time Deposits—0.8%
ABN AMRO Bank NV 1.680%, 04/02/18	1,000,000	1,000,000
DNB Bank ASA 1.640%, 04/02/18	1,000,000	1,000,000
DZ Bank AG 1.670%, 04/02/18	1,000,000	1,000,000
Nordea Bank New York 1.640%, 04/02/18	1,000,000	1,000,000

		4,000,000

Total Securities Lending Reinvestments (Cost $38,456,489)		38,451,172

Total Investments—107.3% (Cost $410,803,644)		507,634,961
Other assets and liabilities (net)—(7.3)%		(34,658,636)

Net Assets—100.0%		$472,976,325

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $36,406,023 and the collateral received consisted of cash in the amount of $38,447,048. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	Illiquid security. As of March 31, 2018, these securities represent 0.7% of net assets.
(e)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2018, the market value of restricted securities was $168,475, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(f)	Principal amount of security is adjusted for inflation.
(g)	The rate shown represents current yield to maturity.
(h)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2018, the market value of 144A securities was $31,794,758, which is 6.7% of net assets.

BHFTI-253

Brighthouse Funds Trust I

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Country Diversification as of March 31, 2018 (Unaudited)	% of Net Assets
United States	59.3
United Kingdom	5.4
Switzerland	4.3
China	3.9
Hong Kong	3.1
France	2.7
Canada	2.7
Sweden	2.5
Brazil	1.6
Japan	1.1

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
TRU Taj LLC / TRU Taj Finance, Inc., 11.000%, 01/22/19	09/20/17	$94,000	$91,413	$97,405
TRU Taj LLC / TRU Taj Finance, Inc., 12.000%, 08/15/21	08/09/16	92,000	92,230	71,070

				$168,475

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	190,000	UBSA	06/20/18	USD	146,783	$909
EUR	8,530,000	MSC	06/20/18	USD	10,620,660	(65,265)
GBP	670,000	UBSA	06/20/18	USD	934,596	8,424
JPY	1,513,100,000	CSI	05/09/18	USD	14,301,391	(52,253)

Contracts to Deliver
AUD	716,000	CSI	06/20/18	USD	559,214	9,188
BRL	11,350,000	BOA	06/20/18	USD	3,448,905	33,734
CAD	940,000	UBSA	06/20/18	USD	734,117	3,433
IDR	27,205,710,000	CSI	06/20/18	USD	1,950,090	(13,527)
MXN	14,115,000	UBSA	06/20/18	USD	748,791	(18,271)
NOK	1,065,000	UBSA	06/20/18	USD	137,264	1,072
NZD	2,430,000	CSI	06/20/18	USD	1,762,569	6,858
ZAR	25,900,000	UBSA	06/20/18	USD	2,177,706	12,566

Cross Currency Contracts to Buy
EUR	615,101	CSI	06/20/18	NOK	5,900,000	6,664

Net Unrealized Depreciation						$(66,468)

Glossary of Abbreviations

Counterparties

(BOA)—	Bank of America N.A.
(CSI)—	Credit Suisse International
(MSC)—	Morgan Stanley & Co.
(UBSA)—	UBS AG

Currencies

(ARS)—	Argentine Peso
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CLP)—	Chilean Peso
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PLN)—	Polish Zloty
(SGD)—	Singapore Dollar
(SEK)—	Swedish Krona
(THB)—	Thai Baht
(UYU)—	Uruguayan Peso
(ZAR)—	South African Rand

BHFTI-254

Brighthouse Funds Trust I

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Glossary of Abbreviations—(Continued)

Index Abbreviations

(CMT)—	Constant Maturity Treasury Index
(FEDEFF PRV)—	Effective Federal Funds Rate
(EURIBOR)—	Euro Interbank Offered Rate
(LIBOR)—	London InterBank Offered Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(CMO)—	Collateralized Mortgage Obligation

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

BHFTI-255

Brighthouse Funds Trust I

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy—(Continued)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$11,994,367	$7,336,514	$—	$19,330,881
Banks	12,841,053	—	—	12,841,053
Beverages	—	2,481,710	—	2,481,710
Building Products	—	7,615,261	—	7,615,261
Capital Markets	25,861,344	6,279,432	—	32,140,776
Chemicals	19,688,532	—	—	19,688,532
Electronic Equipment, Instruments & Components	—	3,971,232	—	3,971,232
Food Products	6,780,660	9,156,781	—	15,937,441
Health Care Equipment & Supplies	10,075,722	—	—	10,075,722
Health Care Providers & Services	9,416,214	—	—	9,416,214
Hotels, Restaurants & Leisure	12,336,921	—	—	12,336,921
Household Products	3,424,655	2,993,064	—	6,417,719
Industrial Conglomerates	15,076,421	—	—	15,076,421
Insurance	4,859,822	22,466,560	—	27,326,382
Internet & Direct Marketing Retail	14,324,364	—	—	14,324,364
Internet Software & Services	42,918,287	—	—	42,918,287
IT Services	14,592,482	5,395,649	—	19,988,131
Life Sciences Tools & Services	3,165,540	—	—	3,165,540
Machinery	—	6,440,782	—	6,440,782
Oil, Gas & Consumable Fuels	4,824,629	—	—	4,824,629
Real Estate Management & Development	5,952,459	—	—	5,952,459
Semiconductors & Semiconductor Equipment	7,581,373	—	—	7,581,373
Software	3,461,432	2,582,250	—	6,043,682
Specialty Retail	—	5,555,326	—	5,555,326
Total Common Stocks	229,176,277	82,274,561	—	311,450,838
Total Corporate Bonds & Notes*	—	100,369,933	—	100,369,933
Total Foreign Government*	—	31,968,457	—	31,968,457
Total U.S. Treasury & Government Agencies*	—	6,587,432	—	6,587,432
Total Convertible Bonds*	—	2,590,716	—	2,590,716
Total Municipals	—	929,988	—	929,988
Total Mortgage-Backed Securities*	—	434,902	—	434,902
Total Convertible Preferred Stocks*	—	281,247	—	281,247
Total Short-Term Investments*	—	14,570,276	—	14,570,276

Total Securities Lending Reinvestments*	—	38,451,172	—	38,451,172
Total Investments	$229,176,277	$278,458,684	$—	$507,634,961

Collateral for Securities Loaned (Liability)	$—	$(38,447,048)	$—	$(38,447,048)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$82,848	$—	$82,848
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(149,316)	—	(149,316)
Total Forward Contracts	$—	$(66,468)	$—	$(66,468)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-256

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Mutual Funds—75.6% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Affiliated Investment Companies—75.6%
MetLife Aggregate Bond Index Portfolio (Class A) (a)	73,362,629	$787,914,632
MetLife Mid Cap Stock index Portfolio (Class A) (a)	4,536,397	91,045,483
MetLife MSCI EAFE Index Portfolio (Class A) (a)	14,191,156	204,352,651
MetLife Russell 2000 Index Portfolio (Class A) (a)	1,553,219	34,093,153
MetLife Stock Index Portfolio (Class A) (a)	6,561,288	347,485,809

Total Mutual Funds (Cost $1,384,782,429)		1,464,891,728

Short-Term Investments—25.1%

Discount Notes—13.8%
Federal Home Loan Bank 1.077%, 04/04/18 (b)	25,000,000	24,997,700
1.183%, 04/06/18 (b)	1,500,000	1,499,724
1.313%, 04/11/18 (b)	23,000,000	22,990,455
1.359%, 04/13/18 (b)	21,000,000	20,989,353
1.436%, 04/20/18 (b)	55,500,000	55,453,935
1.521%, 05/04/18 (b)	15,000,000	14,977,335
1.541%, 05/11/18 (b)	30,000,000	29,944,740
1.560%, 04/30/18 (b)	52,000,000	51,932,868
1.574%, 05/02/18 (b)	2,000,000	1,997,166
1.593%, 05/09/18 (b)	1,000,000	998,253
1.622%, 05/18/18 (b) (c)	35,000,000	34,923,980
1.684%, 06/08/18 (b)	4,000,000	3,987,196
1.777%, 06/13/18 (b)	3,000,000	2,989,680

		267,682,385

U.S. Treasury—11.3%
U.S. Treasury Bills 1.217%, 04/05/18 (b)	50,000,000	49,993,226
1.391%, 05/03/18 (b) (d)	89,000,000	88,875,407
1.485%, 05/10/18 (b)	28,000,000	27,951,896
1.553%, 04/12/18 (b)	6,000,000	5,997,273
1.608%, 06/14/18 (b)	1,500,000	1,494,958
1.718%, 06/28/18 (b)	29,000,000	28,882,085
1.901%, 09/13/18 (b)	16,000,000	15,864,508

		219,059,353

Total Short-Term Investments (Cost $486,760,087)		486,741,738

Total Investments—100.7% (Cost $1,871,542,516)		1,951,633,466
Other assets and liabilities (net)—(0.7)%		(12,873,854)

Net Assets—100.0%		$1,938,759,612

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust II.
(b)	The rate shown represents current yield to maturity.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2018, the market value of securities pledged was $20,455,474.
(d)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2018, the market value of securities pledged was $22,967,802.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Depreciation
MSCI EAFE Index Mini Futures	06/15/18	1,167	USD	116,735,010	$(1,983,400)
Russell 2000 Index Mini Futures	06/15/18	268	USD	20,518,080	(939,828)
S&P 500 Index E-Mini Futures	06/15/18	1,572	USD	207,739,800	(11,470,601)
S&P Midcap 400 Index E-Mini Futures	06/15/18	296	USD	55,739,760	(2,128,779)

Net Unrealized Depreciation

BHFTI-257

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	Quarterly	2.320%	Semi-Annually	01/10/28	USD	98,000,000	$(4,112,972)	$(5,913)	$(4,107,059)
Pay	3M LIBOR	Quarterly	2.330%	Semi-Annually	02/08/28	USD	97,000,000	(3,712,889)	(27,001)	(3,685,888)
Pay	3M LIBOR	Quarterly	2.460%	Semi-Annually	03/14/28	USD	97,000,000	(2,932,882)	(2,734)	(2,930,148)
Pay	3M LIBOR	Quarterly	2.490%	Semi-Annually	04/10/28	USD	98,000,000	(2,776,918)	(1,472)	(2,775,446)
Pay	3M LIBOR	Quarterly	2.860%	Semi-Annually	05/09/28	USD	97,000,000	380,337	(26,006)	406,343
Pay	3M LIBOR	Quarterly	2.950%	Semi-Annually	06/13/28	USD	97,000,000	1,090,668	49,837	1,040,831

Totals								$(12,064,656)	$(13,289)	$(12,051,367)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,464,891,728	$—	$—	$1,464,891,728
Total Short-Term Investments*	—	486,741,738	—	486,741,738
Total Investments	$1,464,891,728	$486,741,738	$—	$1,951,633,466

Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(16,522,608)	$—	$—	$(16,522,608)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$1,447,174	$—	$1,447,174
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(13,498,541)	—	(13,498,541)
Total Centrally Cleared Swap Contracts	$—	$(12,051,367)	$—	$(12,051,367)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-258

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—98.7% of Net Assets

Security Description	Shares	Value

Australia—3.6%
APA Group	1,711,667	$10,393,766
Brambles, Ltd.	2,743,367	21,113,384
Caltex Australia, Ltd.	450,709	10,944,522
Oil Search, Ltd.	2,065,301	11,412,204
Orica, Ltd.	612,211	8,387,121
Sonic Healthcare, Ltd.	458,329	8,079,995

		70,330,992

Austria—1.2%
Erste Group Bank AG (b)	447,669	22,514,420

Belgium—1.2%
KBC Groep NV	276,640	24,113,562

Brazil—0.5%
Ambev S.A. (ADR)	1,437,292	10,449,113

Canada—1.7%
Enbridge, Inc.	354,446	11,147,710
Ritchie Bros Auctioneers, Inc. (a)	286,093	8,993,493
TMX Group, Ltd.	210,226	12,197,301

		32,338,504

China—1.9%
Alibaba Group Holding, Ltd. (ADR) (a) (b)	48,895	8,974,188
China Resources Gas Group, Ltd.	3,392,424	11,848,368
Ctrip.com International, Ltd. (ADR) (a) (b)	142,876	6,660,879
Yum China Holdings, Inc.	244,046	10,127,909

		37,611,344

Denmark—2.5%
Jyske Bank A/S	248,086	14,698,660
Novo Nordisk A/S - Class B	663,061	32,625,530

		47,324,190

France—8.8%
BNP Paribas S.A.	447,885	33,208,628
Danone S.A.	350,246	28,367,995
L’Oreal S.A.	107,376	24,257,094
Legrand S.A.	210,111	16,490,642
LVMH Moet Hennessy Louis Vuitton SE	88,406	27,263,434
Schneider Electric SE (b)	450,016	39,583,787

		169,171,580

Germany—9.3%
Bayer AG	385,881	43,632,756
E.ON SE	884,477	9,828,580
GEA Group AG	437,275	18,602,426
Grand City Properties S.A.	855,749	20,456,607
LEG Immobilien AG	261,698	29,444,107
Linde AG (b)	154,569	32,539,515
Scout24 AG	139,568	6,506,745
Symrise AG	225,375	18,147,264

		179,158,000

Hong Kong—3.3%
AIA Group, Ltd.	3,913,428	33,408,439
CLP Holdings, Ltd.	1,173,000	11,990,831
Techtronic Industries Co., Ltd.	2,996,000	17,697,337

		63,096,607

India—0.8%
HDFC Bank, Ltd.	513,374	15,183,573

Ireland—1.3%
AIB Group plc	2,470,479	14,896,605
Paddy Power Betfair plc	91,167	9,346,659

		24,243,264

Israel—1.1%
Check Point Software Technologies, Ltd. (b)	107,258	10,655,010
Mellanox Technologies, Ltd. (b)	135,706	9,886,182

		20,541,192

Italy—2.5%
Cerved Information Solutions S.p.A.	448,766	5,610,505
Eni S.p.A.	971,338	17,122,670
Intesa Sanpaolo S.p.A.	7,058,121	25,739,439

		48,472,614

Japan—18.3%
AEON Financial Service Co., Ltd. (a)	930,399	21,583,964
Daikin Industries, Ltd.	244,200	27,119,157
Hitachi, Ltd.	1,330,000	9,702,933
Japan Tobacco, Inc.	756,031	21,633,954
KDDI Corp.	889,600	22,846,072
Koito Manufacturing Co., Ltd.	328,100	23,006,170
Kubota Corp.	1,466,500	25,843,744
Mitsubishi UFJ Financial Group, Inc.	4,199,900	27,875,386
Nitto Denko Corp.	172,200	13,055,285
Nomura Research Institute, Ltd.	294,000	13,878,573
Santen Pharmaceutical Co., Ltd.	1,632,900	27,447,843
SoftBank Group Corp.	255,300	19,016,966
Sundrug Co., Ltd.	433,370	20,294,886
Terumo Corp.	431,300	22,358,886
TOTO, Ltd.	467,600	24,544,412
USS Co., Ltd.	1,081,600	22,161,168
Yamato Holdings Co., Ltd.	455,366	11,448,223

		353,817,622

Malaysia—0.4%
Malaysia Airports Holdings Bhd	3,720,700	8,545,573

Netherlands—1.6%
Akzo Nobel NV	335,079	31,677,420

Norway—0.7%
DNB ASA	647,543	12,634,251

BHFTI-259

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Portugal—0.7%
Galp Energia SGPS S.A.	734,189	$13,848,531

South Korea—1.1%
NAVER Corp.	19,903	14,758,408
Samsung Electronics Co., Ltd.	2,842	6,622,875

		21,381,283

Spain—3.3%
Aena SME S.A.	51,378	10,353,744
Amadeus IT Group S.A.	272,840	20,170,350
Cellnex Telecom S.A.	645,754	17,261,612
Iberdrola S.A.	2,197,168	16,160,651

		63,946,357

Sweden—0.9%
Com Hem Holding AB	484,275	7,847,068
Telefonaktiebolaget LM Ericsson - B Shares (a)	1,504,787	9,549,199

		17,396,267

Switzerland—12.4%
Dufry AG (a) (b)	65,058	8,530,458
Julius Baer Group, Ltd. (b)	370,435	22,809,536
Nestle S.A.	706,122	55,901,128
Roche Holding AG	197,706	45,345,825
Schindler Holding AG (Participation Certificate)	87,507	18,874,515
Sika AG	2,480	19,438,727
Swiss Re AG	123,695	12,595,066
UBS Group AG (b)	2,037,529	35,877,190
Zurich Insurance Group AG	61,961	20,331,555

		239,704,000

Taiwan—1.5%
Silicon Motion Technology Corp. (ADR) (a)	124,700	6,000,564
Taiwan Semiconductor Manufacturing Co., Ltd.	2,648,468	22,509,381

		28,509,945

Thailand—0.7%
Advanced Info Service PCL	2,051,600	13,515,497

United Kingdom—13.1%
Barclays plc	8,695,751	25,395,651
BP plc	3,983,388	26,822,126
British American Tobacco plc	136,686	7,934,780
Cairn Energy plc (b)	3,057,423	8,849,441
Croda International plc	399,259	25,620,995
GKN plc	3,813,890	24,797,140
Hiscox, Ltd.	839,542	17,164,172
Just Eat plc (b)	1,033,486	10,136,049
Reckitt Benckiser Group plc	372,347	31,552,285
RELX NV	1,153,297	23,926,313
Rio Tinto plc	470,752	23,900,944
Tesco plc	3,722,179	10,755,334

United Kingdom—(Continued)
WPP plc	1,027,755	16,335,141

		253,190,371

United States—4.3%
Aon plc (a)	120,501	16,909,905
Cognizant Technology Solutions Corp. - Class A	353,051	28,420,605
EPAM Systems, Inc. (b)	135,880	15,560,978
MasterCard, Inc. - Class A	72,781	12,748,320
NVIDIA Corp.	37,084	8,588,284

		82,228,092

Total Common Stocks (Cost $1,564,382,647)		1,904,944,164

Short-Term Investment—1.3%

Repurchase Agreement—1.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/18 at 0.600%, due on 04/02/18 with a maturity value of $25,013,985; collateralized by a U.S. Treasury Note at 1.875%, maturing 07/31/22, with a market value of $25,514,747.	25,012,318	25,012,318

Total Short-Term Investments (Cost $25,012,318)		25,012,318

Securities Lending Reinvestments (c)—2.5%

Certificates of Deposit—0.6%
China Construction Bank
1.950%, 04/20/18	1,000,000	999,896
Cooperative Rabobank UA
1.860%, 3M LIBOR + 0.140%, 10/16/18 (d)	1,000,000	1,000,000
Mitsubishi UFJ Trust and Banking Corp.
1.886%, 1M LIBOR + 0.200%, 06/07/18 (d)	1,000,000	999,782
2.077%, 1M LIBOR + 0.200%, 05/30/18 (d)	1,000,000	999,834
Mizuho Bank, Ltd., New York
2.077%, 1M LIBOR + 0.200%, 05/29/18 (d)	1,000,000	999,916
Norinchukin Bank New York
1.846%, 1M LIBOR + 0.160%, 04/05/18 (d)	1,000,000	999,983
Royal Bank of Canada New York
2.301%, 1M LIBOR + 0.440%, 09/17/18 (d)	1,000,000	999,859
Societe Generale
1.950%, 1M LIBOR + 0.210%, 07/10/18 (d)	500,000	499,958
Sumitomo Mitsui Banking Corp., New York
2.062%, 1M LIBOR + 0.190%, 04/26/18 (d)	1,000,000	999,992
2.157%, 1M LIBOR + 0.280%, 07/30/18 (d)	1,000,000	999,962
Westpac Banking Corp.
2.130%, FEDEFF PRV + 0.450%, 02/15/19 (d)	1,000,000	999,911

		10,499,093

BHFTI-260

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—0.4%
Alpine, Ltd.
2.240%, 06/07/18	994,400	$995,870
Canadian Imperial Bank of Commerce
2.208%, 1M LIBOR + 0.400%, 09/17/18 (d)	500,000	499,955
Industrial & Commercial Bank of China, Ltd.
1.960%, 04/20/18	996,788	998,924
Macquarie Bank, Ltd., London
2.020%, 05/16/18	995,006	997,469
Ridgefield Funding Co. LLC
2.040%, 05/21/18	1,492,350	1,495,669
Sheffield Receivables Co.
2.080%, 05/21/18	994,858	997,072
Toyota Motor Credit Corp.
1.967%, 1M LIBOR + 0.190%, 05/11/18 (d)	1,000,000	999,969
UBS AG
1.880%, 1M LIBOR + 0.210%, 05/02/18 (d)	1,000,000	999,856

		7,984,784

Repurchase Agreements—1.1%
Citigroup Global Markets, Inc. Repurchase Agreement dated 01/25/17 at 2.230%, due on 06/29/18 with a maturity value of $516,106; collateralized by various Common Stock with an aggregate market value of $550,000.	500,000	500,000
Deutsche Bank AG, London Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $1,700,331; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 03/07/22 - 05/24/27, and an aggregate market value of $1,734,009.	1,700,000	1,700,000
Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $900,175; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 05/02/25, and an aggregate market value of $918,002.	900,000	900,000
Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $900,180; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.125%, maturity dates ranging from 04/14/22 - 08/07/23, and an aggregate market value of $918,006.	900,000	900,000
Repurchase Agreement dated 01/09/18 at 2.070%, due on 04/02/18 with a maturity value of $1,507,159; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $1,666,068.	1,500,000	1,500,000
Repurchase Agreement dated 03/15/18 at 2.070%, due on 04/02/18 with a maturity value of $1,001,035; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $1,110,712.	1,000,000	1,000,000

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 09/12/17 at 2.210%, due on 07/02/18 with a maturity value of $254,497; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $277,678.	250,000	250,000
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $1,101,343; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $1,123,159.	1,101,134	1,101,134
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.230%, due on 06/29/18 with a maturity value of $726,494; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 8.875%, maturity dates ranging from 01/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $757,388.	700,000	700,000
Repurchase Agreement dated 08/01/17 at 2.230%, due on 06/29/18 with a maturity value of $1,530,848; collateralized by various Common Stock with an aggregate market value of $1,650,000.	1,500,000	1,500,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 1.850%, due on 04/02/18 with a maturity value of $1,006,321; collateralized by various Common Stock with an aggregate market value of $1,112,260.	1,000,000	1,000,000
Repurchase Agreement dated 03/16/18 at 1.850%, due on 04/02/18 with a maturity value of $800,699; collateralized by various Common Stock with an aggregate market value of $889,808.	800,000	800,000
Repurchase Agreement dated 03/16/18 at 1.880%, due on 04/05/18 with a maturity value of $1,001,044; collateralized by various Common Stock with an aggregate market value of $1,112,260.	1,000,000	1,000,000
Societe General Repurchase Agreement dated 03/08/18 at 1.820%, due on 04/02/18 with a maturity value of $1,001,264; collateralized by various Common Stock with an aggregate market value of $1,111,724	1,000,000	1,000,000
Repurchase Agreement dated 03/16/18 at 1.820%, due on 04/02/18 with a maturity value of $900,774; collateralized by various Common Stock with an aggregate market value of $1,000,552	900,000	900,000
Repurchase Agreement dated 03/21/18 at 1.820%, due on 04/02/18 with a maturity value of $1,901,153; collateralized by various Common Stock with an aggregate market value of $2,112,275.	1,900,000	1,900,000
Repurchase Agreement dated 03/28/18 at 1.820%, due on 04/02/18 with a maturity value of $5,001,264; collateralized by various Common Stock with an aggregate market value of $5,558,620.	5,000,000	5,000,000

		21,651,134

BHFTI-261

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—0.4%
DNB Bank ASA
1.640%, 04/02/18	2,000,000	$2,000,000
DZ Bank AG
1.670%, 04/02/18	2,000,000	2,000,000
Nordea Bank New York
1.640%, 04/02/18	2,000,000	2,000,000
Svenska Handelsbanken AB
1.640%, 04/02/18	2,000,000	2,000,000

		8,000,000

Total Securities Lending Reinvestments (Cost $48,136,582)		48,135,011

Total Investments—102.5% (Cost $1,637,531,547)		1,978,091,493
Other assets and liabilities (net)—(2.5)%		(47,889,736)

Net Assets—100.0%		$1,930,201,757

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $46,460,460 and the collateral received consisted of cash in the amount of $48,124,536. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Ten Largest Industries as of March 31, 2018 (Unaudited)	% of Net Assets
Banks	11.2
Pharmaceuticals	7.7
Chemicals	7.7
Insurance	5.2
Oil, Gas & Consumable Fuels	5.2
IT Services	4.7
Food Products	4.4
Capital Markets	3.7
Machinery	3.3
Electrical Equipment	2.9

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London InterBank Offered Rate

BHFTI-262

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$70,330,992	$—	$70,330,992
Austria	—	22,514,420	—	22,514,420
Belgium	—	24,113,562	—	24,113,562
Brazil	10,449,113	—	—	10,449,113
Canada	32,338,504	—	—	32,338,504
China	25,762,976	11,848,368	—	37,611,344
Denmark	—	47,324,190	—	47,324,190
France	—	169,171,580	—	169,171,580
Germany	—	179,158,000	—	179,158,000
Hong Kong	—	63,096,607	—	63,096,607
India	15,183,573	—	—	15,183,573
Ireland	—	24,243,264	—	24,243,264
Israel	20,541,192	—	—	20,541,192
Italy	—	48,472,614	—	48,472,614
Japan	—	353,817,622	—	353,817,622
Malaysia	—	8,545,573	—	8,545,573
Netherlands	—	31,677,420	—	31,677,420
Norway	—	12,634,251	—	12,634,251
Portugal	—	13,848,531	—	13,848,531
South Korea	—	21,381,283	—	21,381,283
Spain	—	63,946,357	—	63,946,357
Sweden	—	17,396,267	—	17,396,267
Switzerland	—	239,704,000	—	239,704,000
Taiwan	6,000,564	22,509,381	—	28,509,945
Thailand	13,515,497	—	—	13,515,497
United Kingdom	—	253,190,371	—	253,190,371
United States	82,228,092	—	—	82,228,092
Total Common Stocks	206,019,511	1,698,924,653	—	1,904,944,164
Total Short-Term Investment*	—	25,012,318	—	25,012,318
Total Securities Lending Reinvestments*	—	48,135,011	—	48,135,011
Total Investments	$206,019,511	$1,772,071,982	$—	$1,978,091,493

Collateral for Securities Loaned (Liability)	$—	$(48,124,536)	$—	$(48,124,536)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 1 to Level 2 in the amount of $16,947,100 were due to the application of a systematic fair valuation model factor.

BHFTI-263

Brighthouse Funds Trust I

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—95.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.1%
HEICO Corp. - Class A	169,895	$12,054,050

Biotechnology—1.9%
Alnylam Pharmaceuticals, Inc. (a) (b)	95,881	11,419,427
Bluebird Bio, Inc. (a)	14,069	2,402,282
Editas Medicine, Inc. (a)	84,590	2,804,158
Intellia Therapeutics, Inc. (a) (b)	114,218	2,408,858
Intrexon Corp. (a) (b)	180,676	2,769,763

		21,804,488

Commercial Services & Supplies—5.0%
Copart, Inc. (a)	874,130	44,519,441
Rollins, Inc.	239,725	12,233,167

		56,752,608

Construction Materials—3.1%
Martin Marietta Materials, Inc.	87,530	18,144,969
Vulcan Materials Co.	155,420	17,744,301

		35,889,270

Electronic Equipment, Instruments & Components—1.6%
Cognex Corp. (b)	341,123	17,734,985

Health Care Equipment & Supplies—5.3%
DexCom, Inc. (a) (b)	521,272	38,657,532
Penumbra, Inc. (a) (b)	185,165	21,414,332

		60,071,864

Health Care Providers & Services—4.9%
HealthEquity, Inc. (a) (b)	922,769	55,864,435

Health Care Technology—12.9%
athenahealth, Inc. (a)	505,051	72,237,445
Veeva Systems, Inc. - Class A (a)	1,032,272	75,376,501

		147,613,946

Hotels, Restaurants & Leisure—2.8%
Shake Shack, Inc. - Class A (a) (b)	774,032	32,222,952

Internet & Direct Marketing Retail—3.7%
Overstock.com, Inc. (a) (b)	512,578	18,580,953
TripAdvisor, Inc. (a)	303,216	12,398,502
Wayfair, Inc. - Class A (a)	166,408	11,237,532

		42,216,987

Internet Software & Services—24.6%
ANGI Homeservices, Inc. - Class A (a) (b)	3,016,351	40,962,047
Coupa Software, Inc. (a) (b)	651,088	29,702,635
Dropbox, Inc. - Class B (a) (c) (e)	341,366	9,600,919
GrubHub, Inc. (a) (b)	131,003	13,292,874
Match Group, Inc. (a) (b)	313,805	13,945,494
MercadoLibre, Inc.	59,708	21,279,334
Shopify, Inc. - Class A (a) (b)	129,121	16,087,185

Internet Software & Services—(Continued)
SurveyMonkey, Inc. (a) (c) (d) (e)	303,799	1,977,732
Twitter, Inc. (a) (b)	2,291,530	66,477,285
Zillow Group, Inc. - Class C (a) (b)	1,257,495	67,653,231

		280,978,736

IT Services—0.7%
Broadridge Financial Solutions, Inc. (b)	72,137	7,912,708

Life Sciences Tools & Services—5.3%
Illumina, Inc. (a)	254,718	60,220,430

Machinery—2.7%
Fortive Corp.	401,129	31,095,520

Pharmaceuticals—0.3%
Nektar Therapeutics (a)	28,648	3,044,136

Software—19.5%
Atlassian Corp. plc - Class A (a)	218,017	11,755,477
Autodesk, Inc. (a)	105,394	13,235,379
Constellation Software, Inc.	27,619	18,739,589
Guidewire Software, Inc. (a) (b)	144,927	11,714,449
ServiceNow, Inc. (a)	253,418	41,928,008
Snap, Inc. - Class A (a) (b)	1,095,304	17,382,474
Splunk, Inc. (a) (b)	110,730	10,894,725
Take-Two Interactive Software, Inc. (a)	572,166	55,946,391
Workday, Inc. - Class A (a) (b)	326,243	41,468,748

		223,065,240

Trading Companies & Distributors—0.2%
Watsco, Inc.	13,420	2,428,617

Total Common Stocks (Cost $930,857,419)		1,090,970,972

Convertible Preferred Stock—1.6%

Internet Software & Services—1.6%
Airbnb, Inc. - Series D (a) (c) (d) (e) (Cost $7,659,587)	188,136	18,960,346

Preferred Stocks—0.7%

Internet & Direct Marketing Retail—0.5%
Flipkart Online Pvt., Ltd. - Series D , (a) (c) (d) (e)	60,812	5,435,376

Software—0.2%
Palantir Technologies, Inc. - Series G , (a) (c) (d) (e)	541,563	1,846,731
Palantir Technologies, Inc. - Series H , (a) (c) (d) (e)	174,289	594,325
Palantir Technologies, Inc. - Series H-1 , (a) (c) (d) (e)	174,289	594,325

		3,035,381

Total Preferred Stocks (Cost $4,277,687)		8,470,757

BHFTI-264

Brighthouse Funds Trust I

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Short-Term Investment—2.5%

Security Description	Principal Amount*	Value

Repurchase Agreement—2.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/18 at 0.600%, due on 04/02/18 with a maturity value of $29,031,244; collateralized by a U.S. Treasury Note at 1.875%, maturing 07/31/22, with a market value of $29,610,369.	29,029,308	$29,029,308

Total Short-Term Investments (Cost $29,029,308)		29,029,308

Securities Lending Reinvestments (f)—27.0%

Certificates of Deposit—16.1%
Banco Del Estado De Chile New York 1.985%, 1M LIBOR + 0.220%, 05/14/18 (g)	5,000,000	4,999,650
Bank of Nova Scotia 2.482%, 3M LIBOR + 0.280%, 03/20/19 (g)	8,000,000	7,996,512
Barclays Capital, plc 1.956%, 1M LIBOR + 0.270%, 08/03/18 (g)	8,000,000	7,999,408
BNP Paribas New York 1.886%, 1M LIBOR + 0.200%, 05/04/18 (g)	5,000,000	5,000,120
Canadian Imperial Bank of Commerce 1.920%, 1M LIBOR + 0.170%, 04/13/18 (g)	7,500,000	7,499,760
Chiba Bank, Ltd., New York 1.740%, 04/11/18	5,000,000	4,999,615
China Construction Bank 1.950%, 04/20/18	7,000,000	6,999,272
Citigroup Global Markets, Ltd. 2.070%, 1M LIBOR + 0.330%, 09/12/18 (g)	9,000,000	8,998,425
Cooperative Rabobank UA 1.860%, 3M LIBOR + 0.140%, 10/16/18 (g)	7,000,000	7,000,000
Credit Agricole S.A. 2.032%, 1M LIBOR + 0.330%, 10/09/18 (g)	8,000,000	7,998,872
Credit Suisse AG New York 1.930%, 1M LIBOR + 0.190%, 05/11/18 (g)	5,000,000	4,999,440
1.976%, 1M LIBOR + 0.190%, 04/16/18 (g)	7,500,000	7,499,685
Mitsubishi UFJ Trust and Banking Corp. 1.886%, 1M LIBOR + 0.200%, 06/07/18 (g)	2,000,000	1,999,564
1.976%, 1M LIBOR + 0.190%, 04/16/18 (g)	6,000,000	5,999,634
2.077%, 1M LIBOR + 0.200%, 05/30/18 (g)	1,000,000	999,834
Mizuho Bank, Ltd., New York 1.940%, 1M LIBOR + 0.200%, 04/11/18 (g)	4,000,000	4,000,088
2.008%, 1M LIBOR + 0.200%, 04/18/18 (g)	2,000,000	1,999,972
2.077%, 1M LIBOR + 0.200%, 05/29/18 (g)	3,000,000	2,999,748
Natixis New York 1.896%, 1M LIBOR + 0.210%, 08/06/18 (g)	2,000,000	1,999,828
2.220%, 06/11/18	3,000,000	3,000,498
Norinchukin Bank New York 2.061%, 1M LIBOR + 0.200%, 07/23/18 (g)	6,000,000	5,997,132
Oversea-Chinese Banking Corp., Ltd. 2.150%, 06/06/18	3,500,000	3,500,347
Royal Bank of Canada New York 1.990%, 1M LIBOR + 0.250%, 01/11/19 (g)	12,000,000	11,977,080
Societe Generale 1.950%, 1M LIBOR + 0.210%, 07/10/18 (g)	7,500,000	7,499,377
Standard Chartered plc 2.154%, 1M LIBOR + 0.300%, 08/22/18 (g)	4,000,000	3,999,616
2.250%, 08/21/18	4,000,000	3,998,320

Certificates of Deposit—(Continued)
Sumitomo Mitsui Banking Corp., London 2.038%, 1M LIBOR + 0.230%, 05/17/18 (g)	3,500,000	3,497,375
Sumitomo Mitsui Banking Corp., New York 1.920%, 1M LIBOR + 0.180%, 04/11/18 (g)	5,000,000	4,999,820
1.930%, 1M LIBOR + 0.190%, 04/12/18 (g)	7,500,000	7,499,677
2.000%, 05/21/18	1,000,000	1,000,005
2.010%, 1M LIBOR + 0.270%, 09/10/18 (g)	3,000,000	2,999,103
2.062%, 1M LIBOR + 0.190%, 04/26/18 (g)	3,000,000	2,999,976
Svenska Handelsbanken AB 2.027%, 1M LIBOR + 0.150%, 04/30/18 (g)	6,000,000	5,999,832
Wells Fargo Bank N.A. 1.835%, 3M LIBOR + 0.130%, 07/11/18 (g)	5,000,000	4,999,925
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.450%, 02/15/19 (g)	8,000,000	7,999,288

		183,956,798

Commercial Paper—2.8%
Antalis S.A. 2.150%, 06/05/18	1,989,131	1,992,314
Canadian Imperial Bank of Commerce 2.208%, 1M LIBOR + 0.400%, 09/17/18 (g)	1,000,000	999,909
Industrial & Commercial Bank of China, Ltd. 1.960%, 04/20/18	6,977,514	6,992,468
ING Funding LLC 1.930%, 1M LIBOR + 0.190%, 08/10/18 (g)	4,000,000	3,998,576
Macquarie Bank, Ltd., London 2.020%, 05/16/18	7,960,049	7,979,752
Ridgefield Funding Co. LLC 2.018%, 1M LIBOR + 0.210%, 05/17/18 (g)	5,000,000	4,999,280
Toyota Motor Credit Corp. 1.967%, 1M LIBOR + 0.190%, 05/11/18 (g)	5,000,000	4,999,845

		31,962,144

Repurchase Agreements—7.9%
Deutsche Bank AG, London Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $1,600,311; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 05/02/25, and an aggregate market value of $1,632,004.	1,600,000	1,600,000
Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $2,000,389; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 03/07/22 - 05/24/27, and an aggregate market value of $2,040,011.	2,000,000	2,000,000
Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $1,500,300; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.125%, maturity dates ranging from 04/14/22 - 08/07/23, and an aggregate market value of $1,530,010.	1,500,000	1,500,000
Repurchase Agreement dated 01/09/18 at 2.070%, due on 04/02/18 with a maturity value of $1,507,159; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $1,666,068.	1,500,000	1,500,000

BHFTI-265

Brighthouse Funds Trust I

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 03/15/18 at 2.070%, due on 04/02/18 with a maturity value of $7,007,245; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $7,774,984.	7,000,000	$7,000,000
Repurchase Agreement dated 09/12/17 at 2.210%, due on 07/02/18 with a maturity value of $6,107,922; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $6,664,272.	6,000,000	6,000,000
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $8,594,077; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $8,764,311.	8,592,445	8,592,445
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.230%, due on 06/29/18 with a maturity value of $2,594,620; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 8.875%, maturity dates ranging from 01/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $2,704,958.	2,500,000	2,500,000
Repurchase Agreement dated 08/01/17 at 2.230%, due on 06/29/18 with a maturity value of $10,205,656; collateralized by various Common Stock with an aggregate market value of $11,000,001.	10,000,000	10,000,000
Morgan Stanley & Co. LLC Repurchase Agreement dated 03/20/18 at 2.330%, due on 06/20/18 with a maturity value of $4,526,795; collateralized by various Common Stock with an aggregate market value of $4,951,597.	4,500,000	4,500,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/16/18 at 1.850%, due on 04/02/18 with a maturity value of $4,003,494; collateralized by various Common Stock with an aggregate market value of $4,449,040.	4,000,000	4,000,000
Repurchase Agreement dated 11/30/17 at 1.850%, due on 04/02/18 with a maturity value of $6,943,614; collateralized by various Common Stock with an aggregate market value of $7,674,593.	6,900,000	6,900,000
Repurchase Agreement dated 03/16/18 at 1.880%, due on 04/05/18 with a maturity value of $5,005,222; collateralized by various Common Stock with an aggregate market value of $5,561,300.	5,000,000	5,000,000
Pershing LLC Repurchase Agreement dated 03/29/18 at 1.780%, due on 04/02/18 with a maturity value of $2,000,396; collateralized by U.S. Government Agency and Treasury Obligations with rates ranging from 0.000% - 11.500%, maturity dates ranging from 03/31/18 - 02/20/68, and an aggregate market value of $2,040,000.	2,000,000	2,000,000

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 03/21/18 at 1.820%, due on 04/02/18 with a maturity value of $9,005,460; collateralized by various Common Stock with an aggregate market value of $10,005,515.	9,000,000	9,000,000
Repurchase Agreement dated 03/16/18 at 1.820%, due on 04/02/18 with a maturity value of $5,004,297; collateralized by various Common Stock with an aggregate market value of $5,558,620.	5,000,000	5,000,000
Repurchase Agreement dated 03/28/18 at 1.820%, due on 04/02/18 with a maturity value of $5,001,264; collateralized by various Common Stock with an aggregate market value of $5,558,620.	5,000,000	5,000,000
Repurchase Agreement dated 03/08/18 at 1.820%, due on 04/02/18 with a maturity value of $8,010,111; collateralized by various Common Stock with an aggregate market value of $8,893,791.	8,000,000	8,000,000

		90,092,445

Time Deposit—0.2%
Svenska Handelsbanken AB 1.640%, 04/02/18	2,000,000	2,000,000

Total Securities Lending Reinvestments (Cost $308,058,190)		308,011,387

Total Purchased Options—0.1% (h) (Cost $3,282,443)		573,760

Total Investments—127.5% (Cost $1,283,164,634)		1,456,016,530
Other assets and liabilities (net)—(27.5)%		(314,348,444)

Net Assets—100.0%		$1,141,668,086

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $303,245,176 and the collateral received consisted of cash in the amount of $308,019,139. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2018, these securities represent 3.4% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2018, the market value of restricted securities was $39,009,754, which is 3.4% of net assets. See details shown in the Restricted Securities table that follows.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.

BHFTI-266

Brighthouse Funds Trust I

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

(g)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset-
and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(h)	For a breakout of open positions, see details shown in the Purchased Options table that follows.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Airbnb, Inc. - Series D, Zero Coupon,	07/25/2014	188,136	$7,659,587	$18,960,346
Dropbox, Inc. - Class B	05/01/2012	341,366	4,635,366	9,600,919
Flipkart Online Pvt., Ltd. - Series D	10/04/2013	60,812	1,396,995	5,435,376
Palantir Technologies, Inc. - Series G	07/19/2012	541,563	1,657,183	1,846,730
Palantir Technologies, Inc. - Series H	10/25/2013	174,289	611,755	594,326
Palantir Technologies, Inc. - Series H-1	10/25/2013	174,289	611,754	594,325
SurveyMonkey, Inc.	11/25/2014	303,799	4,997,494	1,977,732

				$39,009,754

Purchased Options

Currency Options	Strike Price	Expiration Date	Counterparty	Number of Contracts	Notional Amount	Premiums Paid	Market Value	Unrealized Depreciation
USD Call/CNH Put	CNH 7.550	08/16/18	RBS	198,324,093	198,324,093	$1,051,118	$5,355	(1,045,763)
USD Call/CNH Put	CNH 7.520	11/02/18	RBS	261,401,011	261,401,011	1,082,200	87,308	(994,892)
USD Call/CNH Put	CNH 7.161	01/18/19	RBS	264,775,437	264,775,437	1,149,125	481,097	(668,029)

Totals						$3,282,443	$573,760	$(2,708,684)

Currencies

(CNH) —	Chinese Renminbi
(USD) —	U.S. Dollar

Counterparties

(RBS) —	Royal Bank of Scotland plc

Index Abbreviation

(FEDEFF PRV) —	Effective Federal Funds Rate
(LIBOR) —	London InterBank Offered Rate

BHFTI-267

Brighthouse Funds Trust I

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$12,054,050	$—	$—	$12,054,050
Biotechnology	21,804,488	—	—	21,804,488
Commercial Services & Supplies	56,752,608	—	—	56,752,608
Construction Materials	35,889,270	—	—	35,889,270
Electronic Equipment, Instruments & Components	17,734,985	—	—	17,734,985
Health Care Equipment & Supplies	60,071,864	—	—	60,071,864
Health Care Providers & Services	55,864,435	—	—	55,864,435
Health Care Technology	147,613,946	—	—	147,613,946
Hotels, Restaurants & Leisure	32,222,952	—	—	32,222,952
Internet & Direct Marketing Retail	42,216,987	—	—	42,216,987
Internet Software & Services	269,400,085	9,600,919	1,977,732	280,978,736
IT Services	7,912,708	—	—	7,912,708
Life Sciences Tools & Services	60,220,430	—	—	60,220,430
Machinery	31,095,520	—	—	31,095,520
Pharmaceuticals	3,044,136	—	—	3,044,136
Software	223,065,240	—	—	223,065,240
Trading Companies & Distributors	2,428,617	—	—	2,428,617
Total Common Stocks	1,079,392,321	9,600,919	1,977,732	1,090,970,972
Total Convertible Preferred Stock*	—	—	18,960,346	18,960,346
Total Preferred Stocks*	—	—	8,470,757	8,470,757
Total Short-Term Investment*	—	29,029,308	—	29,029,308
Total Securities Lending Reinvestments*	—	308,011,387	—	308,011,387
Total Purchased Options*	—	573,760	—	573,760
Total Investments	$1,079,392,321	$347,215,374	$29,408,835	$1,456,016,530

Collateral for Securities Loaned (Liability)	$—	$(308,019,139)	$—	$(308,019,139)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 3 to Level 2 in the amount of $5,996,094 were due to the resumption of trading activity which resulted in the availability of significant observable inputs.

BHFTI-268

Brighthouse Funds Trust I

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2017	Change in Unrealized Appreciation (Depreciation)	Transfer Out	Balance as of March 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Held at March 31, 2018
Common Stocks
Internet Software & Services	$7,399,635	$(33,418)	$(5,388,485)	$1,977,732	$(33,418)
Convertible Preferred Stocks
Internet Software & Services	19,948,060	(987,714)	—	18,960,346	(987,714)
Preferred Stocks
Internet & Direct Marketing Retail	5,358,145	77,231	—	5,435,376	77,231
Internet Software & Services	607,609	—	(607,609)	—	—
Software	3,035,381	—	—	3,035,381	—

Total	$36,348,830	$(943,901)	$(5,996,094)	$29,408,835	$(943,901)

	Fair Value at March 31, 2018	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Common Stock
Internet Software & Services	$1,977,732	Discounted Cash Flow	Weighted Average Cost of Capital	15.50%	17.50%	16.50%	Decrease
			Perpetual Growth Rate	3.00%	4.00%	3.50%	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	4.6x	4.6x	4.6x	Increase
			Discount for Lack of Marketability	20.00%	20.00%	20.00%	Decrease
Preferred Stocks
Internet & Direct Marketing Retail	5,435,376	Market Transaction Method	Precedent Transaction	$88.11	$88.11	$88.11	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	17.50%	19.50%	18.00%	Decrease
			Perpetual Growth Rate	3.50%	4.50%	4.00%	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	2.3x	2.3x	2.3x	Increase
			Discount for Lack of Marketability	20.00%	20.00%	20.00%	Decrease
Software	3,035,381	Discounted Cash Flow	Weighted Average Cost of Capital	17.50%	19.50%	18.50%	Decrease
			Perpetual Growth Rate	3.00%	4.00%	3.50%	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	9.2x	9.2x	9.2x	Increase
			Discount for Lack of Marketability	20.00%	20.00%	20.00%	Decrease
Convertible Preferred Stocks
Internet Software & Services	18,960,346	Discounted Cash Flow	Weighted Average Cost of Capital	14.50%	16.50%	15.50%	Decrease
			Perpetual Growth Rate	3.00%	4.00%	3.50%	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	10.3x	10.3x	10.3x	Increase
			Discount for Lack of Marketability	20.00%	20.00%	20.00%	Decrease

BHFTI-269

Brighthouse Funds Trust I

Oppenheimer Global Equity Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—97.2% of Net Assets

Security Description	Shares	Value

China—2.3%
Baidu, Inc. (ADR) (a)	40,850	$9,117,312
JD.com, Inc. (ADR) (a) (b)	590,431	23,906,551

		33,023,863

Denmark—0.7%
FLSmidth & Co. A/S	146,762	9,485,928

France—9.6%
Airbus SE	411,142	47,570,643
Kering	62,214	29,831,293
LVMH Moet Hennessy Louis Vuitton SE	136,647	42,140,425
Societe Generale S.A.	323,459	17,597,879

		137,140,240

Germany—7.1%
Allianz SE	116,120	26,242,469
Bayer AG	144,957	16,390,736
Linde AG (a)	63,241	13,313,352
SAP SE	284,941	29,817,945
Siemens AG	124,511	15,881,396

		101,645,898

India—2.6%
DLF, Ltd.	8,611,745	26,785,630
ICICI Bank, Ltd. (ADR)	1,226,309	10,852,835

		37,638,465

Italy—0.3%
Brunello Cucinelli S.p.A.	134,634	4,231,998

Japan—15.4%
Capcom Co., Ltd.	364,000	8,438,559
Dai-ichi Life Holdings, Inc.	923,000	17,136,569
FANUC Corp.	51,000	12,979,942
Keyence Corp.	50,500	31,609,724
Kyocera Corp.	246,200	13,955,702
Minebea Mitsumi, Inc.	317,000	6,836,342
Murata Manufacturing Co., Ltd.	175,200	24,184,806
Nidec Corp.	243,400	37,336,545
Nintendo Co., Ltd.	36,600	16,320,565
Omron Corp.	252,800	14,835,713
Renesas Electronics Corp. (a)	391,000	3,943,864
Suzuki Motor Corp. (b)	274,000	14,874,126
TDK Corp.	189,000	16,848,655

		219,301,112

Spain—2.1%
Banco Bilbao Vizcaya Argentaria S.A.	971,483	7,691,668
Industria de Diseno Textil S.A.	708,075	22,192,572

		29,884,240

Sweden—1.2%
Assa Abloy AB - Class B	816,159	17,720,306

Switzerland—3.0%
Credit Suisse Group AG (a)	824,601	13,836,349
Roche Holding AG	28,889	6,625,978
UBS Group AG (a)	1,241,982	21,869,050

		42,331,377

United Kingdom—5.9%
Circassia Pharmaceuticals plc (a)	2,218,564	2,666,315
Earthport plc (a)	8,019,017	1,262,968
International Consolidated Airlines Group S.A.	1,455,210	12,568,474
Prudential plc	1,031,963	25,796,321
TechnipFMC plc	420,794	12,255,924
Unilever plc	545,106	30,289,757

		84,839,759

United States—47.0%
3M Co.	93,140	20,446,093
ACADIA Pharmaceuticals, Inc. (a) (b)	291,450	6,548,881
Adobe Systems, Inc. (a)	183,820	39,719,826
Aetna, Inc.	209,350	35,380,150
Alphabet, Inc. - Class A (a)	78,050	80,948,777
AnaptysBio, Inc. (a)	70,200	7,306,416
Anthem, Inc.	131,990	28,998,203
Biogen, Inc. (a)	44,440	12,168,561
BioMarin Pharmaceutical, Inc. (a)	65,710	5,327,110
Bluebird Bio, Inc. (a) (b)	51,900	8,861,925
Blueprint Medicines Corp. (a) (b)	108,180	9,920,106
Centene Corp. (a)	99,140	10,595,092
Citigroup, Inc.	474,140	32,004,450
Colgate-Palmolive Co.	426,370	30,562,202
Equifax, Inc.	65,610	7,729,514
Facebook, Inc. - Class A (a)	190,220	30,395,254
FNF Group	280,310	11,218,006
Gilead Sciences, Inc.	161,380	12,166,438
GlycoMimetics, Inc. (a)	168,240	2,730,535
Goldman Sachs Group, Inc. (The)	92,460	23,286,976
International Game Technology plc	431,881	11,544,179
Intuit, Inc.	179,460	31,109,391
Ionis Pharmaceuticals, Inc. (a) (b)	192,740	8,495,979
Loxo Oncology, Inc. (a) (b)	70,280	8,108,204
MacroGenics, Inc. (a) (b)	265,040	6,668,406
Maxim Integrated Products, Inc.	535,630	32,255,639
Newell Brands, Inc. (b)	581,380	14,813,562
PayPal Holdings, Inc. (a)	283,366	21,498,978
S&P Global, Inc.	197,640	37,761,098
Sage Therapeutics, Inc. (a) (b)	92,580	14,911,861
Shire plc	119,126	5,938,339
Tiffany & Co. (b)	174,970	17,087,570
United Parcel Service, Inc. - Class B	133,510	13,973,157
Walt Disney Co. (The)	183,710	18,451,832
Zimmer Biomet Holdings, Inc. (b)	117,490	12,811,110

		671,743,820

Total Common Stocks (Cost $942,970,266)		1,388,987,006

BHFTI-270

Brighthouse Funds Trust I

Oppenheimer Global Equity Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Preferred Stock—1.8%

Security Description	Shares/ Principal Amount*	Value

Germany—1.8%
Bayerische Motoren Werke (BMW) AG (Cost $19,938,641)	272,937	$25,585,055

Short-Term Investment—0.6%

Repurchase Agreement—0.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/18 at 0.600%, due on 04/02/18 with a maturity value of $8,465,150; collateralized by a U.S. Treasury Note at 1.875%, maturing 07/31/22, with a market value of $8,634,936.	8,464,586	8,464,586

Total Short-Term Investments (Cost $8,464,586)		8,464,586

Securities Lending Reinvestments (c)—8.4%

Certificates of Deposit—3.0%
Banco Del Estado De Chile New York
1.985%, 1M LIBOR + 0.220%, 05/14/18 (d)	1,500,000	1,499,895
Bank of Nova Scotia
2.482%, 3M LIBOR + 0.280%, 03/20/19 (d)	2,000,000	1,999,128
Barclays Capital, plc
1.956%, 1M LIBOR + 0.270%, 08/03/18 (d)	500,000	499,963
BNP Paribas New York
1.886%, 1M LIBOR + 0.200%, 05/04/18 (d)	3,000,000	3,000,072
Canadian Imperial Bank of Commerce
1.920%, 1M LIBOR + 0.170%, 04/13/18 (d)	1,500,000	1,499,952
China Construction Bank
1.950%, 04/20/18	3,000,000	2,999,688
Cooperative Rabobank UA
1.860%, 3M LIBOR + 0.140%, 10/16/18 (d)	1,750,000	1,750,000
Credit Agricole S.A.
2.032%, 1M LIBOR + 0.330%, 10/09/18 (d)	2,000,000	1,999,718
Credit Suisse AG New York
1.976%, 1M LIBOR + 0.190%, 04/16/18 (d)	2,500,000	2,499,895
Mitsubishi UFJ Trust and Banking Corp.
1.886%, 1M LIBOR + 0.200%, 06/07/18 (d)	1,000,000	999,782
1.976%, 1M LIBOR + 0.190%, 04/16/18 (d)	1,500,000	1,499,909
2.077%, 1M LIBOR + 0.200%, 05/30/18 (d)	1,500,000	1,499,751
Mizuho Bank, Ltd., New York
2.008%, 1M LIBOR + 0.200%, 04/18/18 (d)	2,000,000	1,999,972
2.077%, 1M LIBOR + 0.200%, 05/29/18 (d)	1,500,000	1,499,874
Norinchukin Bank New York
2.061%, 1M LIBOR + 0.200%, 07/23/18 (d)	1,000,000	999,522
Oversea-Chinese Banking Corp., Ltd.
2.150%, 06/06/18	1,000,000	1,000,099
Royal Bank of Canada New York
1.990%, 1M LIBOR + 0.250%, 01/11/19 (d)	1,000,000	998,090
2.301%, 1M LIBOR + 0.440%, 09/17/18 (d)	2,000,000	1,999,718
Standard Chartered plc
2.154%, 1M LIBOR + 0.300%, 08/22/18 (d)	1,000,000	999,904
2.250%, 08/21/18	1,500,000	1,499,370

Certificates of Deposit—(Continued)
Sumitomo Mitsui Banking Corp., London
2.038%, 1M LIBOR + 0.230%, 05/17/18 (d)	2,500,000	$2,498,125
Sumitomo Mitsui Banking Corp., New York
2.000%, 05/21/18	1,000,000	1,000,005
2.010%, 1M LIBOR + 0.270%, 09/10/18 (d)	2,000,000	1,999,402
Svenska Handelsbanken AB
2.027%, 1M LIBOR + 0.150%, 04/30/18 (d)	2,000,000	1,999,944
Wells Fargo Bank N.A.
1.835%, 3M LIBOR + 0.130%, 07/11/18 (d)	1,750,000	1,749,974
Westpac Banking Corp.
2.130%, FEDEFF PRV + 0.450%, 02/15/19 (d)	1,500,000	1,499,866

		43,491,618

Commercial Paper—0.5%
Industrial & Commercial Bank of China, Ltd.
1.960%, 04/20/18	2,990,363	2,996,772
ING Funding LLC
1.930%, 1M LIBOR + 0.190%, 08/10/18 (d)	1,000,000	999,644
UBS AG
1.880%, 1M LIBOR + 0.210%, 05/02/18 (d)	3,000,000	2,999,568

		6,995,984

Repurchase Agreements—3.7%
Citigroup Global Markets, Inc. Repurchase Agreement dated 01/25/17 at 2.230%, due on 06/29/18 with a maturity value of $2,270,864; collateralized by various Common Stock with an aggregate market value of $2,420,000.	2,200,000	2,200,000
Deutsche Bank AG, London Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $7,501,458; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 03/07/22 - 05/24/27, and an aggregate market value of $7,650,041.	7,500,000	7,500,000
Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $1,300,253; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 05/02/25, and an aggregate market value of $1,326,003.	1,300,000	1,300,000
Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $1,200,240; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.125%, maturity dates ranging from 04/14/22 - 08/07/23, and an aggregate market value of $1,224,008.	1,200,000	1,200,000
Repurchase Agreement dated 01/09/18 at 2.070%, due on 04/02/18 with a maturity value of $602,864; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $666,427.	600,000	600,000

BHFTI-271

Brighthouse Funds Trust I

Oppenheimer Global Equity Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 03/15/18 at 2.070%, due on 04/02/18 with a maturity value of $3,003,105; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $3,332,136.	3,000,000	$3,000,000
Repurchase Agreement dated 09/12/17 at 2.210%, due on 07/02/18 with a maturity value of $254,497; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $277,678.	250,000	250,000
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $1,299,908; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $1,325,657.	1,299,661	1,299,661
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.230%, due on 06/29/18 with a maturity value of $1,245,418; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 8.875%, maturity dates ranging from 01/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $1,298,380.	1,200,000	1,200,000
Repurchase Agreement dated 08/01/17 at 2.230%, due on 06/29/18 with a maturity value of $1,530,848; collateralized by various Common Stock with an aggregate market value of $1,650,000.	1,500,000	1,500,000
Morgan Stanley & Co. LLC Repurchase Agreement dated 03/20/18 at 2.330%, due on 06/20/18 with a maturity value of $502,977; collateralized by various Common Stock with an aggregate market value of $550,177.	500,000	500,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 11/30/17 at 1.850%, due on 04/02/18 with a maturity value of $2,415,170; collateralized by various Common Stock with an aggregate market value of $2,669,424.	2,400,000	2,400,000
Repurchase Agreement dated 03/16/18 at 1.850%, due on 04/02/18 with a maturity value of $1,000,874; collateralized by various Common Stock with an aggregate market value of $1,112,260.	1,000,000	1,000,000
Repurchase Agreement dated 03/16/18 at 1.880%, due on 04/05/18 with a maturity value of $1,001,044; collateralized by various Common Stock with an aggregate market value of $1,112,260.	1,000,000	1,000,000
Pershing LLC Repurchase Agreement dated 03/29/18 at 1.780%, due on 04/02/18 with a maturity value of $2,000,396; collateralized by U.S. Government Agency and Treasury Obligations with rates ranging from 0.000% - 11.500%, maturity dates ranging from 03/31/18 - 02/20/68, and an aggregate market value of $2,040,000.	2,000,000	2,000,000

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 03/16/18 at 1.820%, due on 04/02/18 with a maturity value of $15,012,892; collateralized by various Common Stock with an aggregate market value of $16,675,859.	15,000,000	15,000,000
Societe Generale Repurchase Agreement dated 03/08/18 at 1.820%, due on 04/02/18 with a maturity value of $3,003,792; collateralized by various Common Stock with an aggregate market value of $3,335,172.	3,000,000	3,000,000
Repurchase Agreement dated 03/21/18 at 1.820%, due on 04/02/18 with a maturity value of $7,604,611; collateralized by various Common Stock with an aggregate market value of $8,449,102.	7,600,000	7,600,000

		52,549,661

Time Deposits—1.2%
ABN AMRO Bank NV
1.680%, 04/02/18	2,000,000	2,000,000
Australia New Zealand Bank
1.670%, 04/02/18	2,000,000	2,000,000
DNB Bank ASA
1.640%, 04/02/18	4,000,000	4,000,000
DZ Bank AG
1.670%, 04/02/18	4,000,000	4,000,000
Nordea Bank New York
1.640%, 04/02/18	4,000,000	4,000,000
Svenska Handelsbanken AB
1.640%, 04/02/18	2,000,000	2,000,000

		18,000,000

Total Securities Lending Reinvestments (Cost $121,046,721)		121,037,263

Total Investments—108.0% (Cost $1,092,420,214)		1,544,073,910
Other assets and liabilities (net)—(8.0)%		(114,975,913)

Net Assets—100.0%		$1,429,097,997

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $119,248,235 and the collateral received consisted of cash in the amount of $121,040,025. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.

BHFTI-272

Brighthouse Funds Trust I

Oppenheimer Global Equity Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ADR)—	American Depositary Receipt
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London InterBank Offered Rate

Ten Largest Industries as of March 31, 2018 (Unaudited)	% of Net Assets
Software	8.8
Internet Software & Services	8.4
Biotechnology	7.8
Electronic Equipment, Instruments & Components	7.1
Capital Markets	6.8
Insurance	5.6
Textiles, Apparel & Luxury Goods	5.3
Health Care Providers & Services	5.3
Banks	4.8
Aerospace & Defense	3.3

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$33,023,863	$—	$—	$33,023,863
Denmark	—	9,485,928	—	9,485,928
France	—	137,140,240	—	137,140,240
Germany	—	101,645,898	—	101,645,898
India	10,852,835	26,785,630	—	37,638,465
Italy	—	4,231,998	—	4,231,998
Japan	—	219,301,112	—	219,301,112
Spain	—	29,884,240	—	29,884,240
Sweden	—	17,720,306	—	17,720,306
Switzerland	—	42,331,377	—	42,331,377
United Kingdom	12,255,924	72,583,835	—	84,839,759
United States	665,805,481	5,938,339	—	671,743,820
Total Common Stocks	721,938,103	667,048,903	—	1,388,987,006
Total Preferred Stock*	—	25,585,055	—	25,585,055

Total Short-Term Investment*	—	8,464,586	—	8,464,586
Total Securities Lending Reinvestments*	—	121,037,263	—	121,037,263

Total Investments	$721,938,103	$822,135,807	$—	$1,544,073,910

Collateral for Securities Loaned (Liability)	$—	$(121,040,025)	$—	$(121,040,025)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 2 to Level 1 in the amount of $13,646,019 were due to the discontinuation of a systematic fair valuation model factor.

BHFTI-273

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Foreign Government—19.8% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Sovereign—19.8%
Deutsche Bundesrepublik Inflation Linked Bond
0.100%, 04/15/23 (EUR) (a)	6,955,634	$9,234,624
France Government Bond OAT
0.250%, 07/25/24 (EUR) (a)	8,349,561	11,309,552
Italy Buoni Poliennali Del Tesoro
2.350%, 09/15/24 (144A) (EUR) (a)	4,456,395	6,397,447
United Kingdom Gilt Inflation Linked Bond
0.625%, 03/22/40 (GBP) (a)	9,307,573	21,143,892

Total Foreign Government (Cost $41,558,446)		48,085,515

Mutual Fund—16.7%

Investment Company Security—16.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF (Cost $41,186,714)	345,645	40,575,267

Common Stocks—14.2%

Aerospace & Defense—0.2%
Arconic, Inc.	741	17,073
BAE Systems plc	4,240	34,634
Boeing Co. (The)	92	30,165
Bombardier, Inc. - Class B (b)	9,730	28,321
CAE, Inc.	2,768	51,521
Elbit Systems, Ltd.	530	63,866
General Dynamics Corp.	86	18,997
Harris Corp.	173	27,901
L3 Technologies, Inc.	98	20,384
Leonardo S.p.A.	1,580	18,274
Lockheed Martin Corp.	59	19,938
Northrop Grumman Corp.	68	23,740
Raytheon Co.	84	18,129
Rockwell Collins, Inc.	177	23,868
Safran S.A.	295	31,262
Thales S.A.	286	34,850
TransDigm Group, Inc.	85	26,090
United Technologies Corp.	153	19,250

		508,263

Air Freight & Logistics—0.1%
C.H. Robinson Worldwide, Inc.	211	19,773
Deutsche Post AG	629	27,506
Expeditors International of Washington, Inc.	329	20,826
FedEx Corp.	94	22,570
Yamato Holdings Co., Ltd.	800	20,112

		110,787

Airlines—0.1%
Alaska Air Group, Inc.	180	11,153
American Airlines Group, Inc.	353	18,342
Delta Air Lines, Inc.	247	13,538

Airlines—(Continued)
International Consolidated Airlines Group S.A. - Class DI	2,843	24,605
Ryanair Holdings plc (ADR) (b)	645	79,238
Singapore Airlines, Ltd.	4,000	33,219
Southwest Airlines Co.	310	17,757
United Continental Holdings, Inc. (b)	260	18,062

		215,914

Auto Components—0.1%
Aptiv plc	206	17,504
BorgWarner, Inc.	411	20,645
GKN plc	4,775	31,046
Linamar Corp.	505	27,587
Magna International, Inc.	703	39,598
Nokian Renkaat Oyj	1,177	53,537

		189,917

Automobiles—0.1%
Daimler AG	344	29,232
Ferrari NV	424	51,071
Fiat Chrysler Automobiles NV (b)	2,298	47,118
General Motors Co.	445	16,171
Honda Motor Co., Ltd.	300	10,417

		154,009

Banks—0.4%
ABN AMRO Group NV	1,412	42,571
AIB Group plc	725	4,372
Banco Bilbao Vizcaya Argentaria S.A.	3,372	26,698
Bank Hapoalim B.M.	6,281	43,185
Bank Leumi Le-Israel B.M.	6,506	39,295
Bank of America Corp.	695	20,843
Bank of East Asia, Ltd. (The)	6,400	25,690
Bank of Ireland Group plc (b)	5,382	47,174
Bank of Montreal	331	25,003
Bank of Nova Scotia (The)	409	25,194
Bankinter S.A.	3,025	31,128
BB&T Corp.	363	18,891
BOC Hong Kong Holdings, Ltd.	2,000	9,808
Canadian Imperial Bank of Commerce	295	26,039
Comerica, Inc.	216	20,721
Commonwealth Bank of Australia	245	13,684
Danske Bank A/S	577	21,564
DBS Group Holdings, Ltd.	600	12,657
DNB ASA	2,129	41,539
Erste Group Bank AG	552	27,761
Fifth Third Bancorp	693	22,003
Fukuoka Financial Group, Inc.	5,000	27,434
Hang Seng Bank, Ltd.	1,000	23,314
Huntington Bancshares, Inc.	1,176	17,758
ING Groep NV	1,800	30,402
Intesa Sanpaolo S.p.A. - Risparmio Shares	6,879	26,069
Japan Post Bank Co., Ltd.	1,800	24,471
KBC Groep NV	400	34,866
KeyCorp	1,042	20,371

BHFTI-274

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
Mitsubishi UFJ Financial Group, Inc.	3,700	$24,557
Mizrahi Tefahot Bank, Ltd.	2,557	48,966
Mizuho Financial Group, Inc.	11,700	21,275
People’s United Financial, Inc.	879	16,402
Raiffeisen Bank International AG (b)	1,007	39,235
Regions Financial Corp.	1,152	21,404
Royal Bank of Canada	347	26,804
Skandinaviska Enskilda Banken AB - Class A	312	3,271
Sumitomo Mitsui Financial Group, Inc.	500	21,202
SunTrust Banks, Inc.	236	16,057
Suruga Bank, Ltd.	900	12,611
Toronto-Dominion Bank (The)	500	28,373
U.S. Bancorp	317	16,009

		1,046,671

Beverages—0.3%
Anheuser-Busch InBev S.A.	432	47,478
Asahi Group Holdings, Ltd.	600	32,281
Brown-Forman Corp. - Class B	771	41,942
Carlsberg A/S - Class B	505	60,347
Coca-Cola Amatil, Ltd.	5,567	37,253
Coca-Cola Co. (The)	653	28,360
Coca-Cola European Partners plc	303	12,623
Constellation Brands, Inc. - Class A	167	38,063
Davide Campari-Milano S.p.A.	4,531	34,341
Diageo plc	882	29,838
Dr Pepper Snapple Group, Inc.	367	43,445
Heineken Holding NV	402	41,452
Heineken NV	359	38,636
Kirin Holdings Co., Ltd.	1,400	37,546
Molson Coors Brewing Co. - Class B	558	42,034
Monster Beverage Corp. (b)	660	37,758
PepsiCo, Inc.	226	24,668
Pernod-Ricard S.A.	257	42,812
Remy Cointreau S.A.	348	49,643
Suntory Beverage & Food, Ltd.	600	29,094
Treasury Wine Estates, Ltd.	3,976	51,925

		801,539

Biotechnology—0.1%
AbbVie, Inc.	271	25,650
Alexion Pharmaceuticals, Inc. (b)	119	13,264
Amgen, Inc.	95	16,196
Biogen, Inc. (b)	61	16,703
Celgene Corp. (b)	136	12,132
CSL, Ltd.	550	66,136
Genmab A/S (b)	125	26,911
Gilead Sciences, Inc.	214	16,133
Grifols S.A.	3,073	87,043
Incyte Corp. (b)	154	12,833
Regeneron Pharmaceuticals, Inc. (b)	31	10,675
Shire plc	597	29,760
Vertex Pharmaceuticals, Inc. (b)	89	14,505

		347,941

Building Products—0.0%
Allegion plc	164	13,988
Assa Abloy AB - Class B	828	17,977
Johnson Controls International plc	346	12,193

		44,158

Capital Markets—0.1%
Bank of New York Mellon Corp. (The)	286	14,738
Cboe Global Markets, Inc.	158	18,028
CME Group, Inc.	120	19,409
Daiwa Securities Group, Inc.	3,000	19,252
Deutsche Boerse AG	304	41,412
E*Trade Financial Corp. (b)	400	22,164
Intercontinental Exchange, Inc.	225	16,317
Invesco, Ltd.	412	13,188
Moody’s Corp.	117	18,872
Northern Trust Corp.	175	18,048
Raymond James Financial, Inc.	184	16,451
T. Rowe Price Group, Inc.	207	22,350
UBS Group AG (b)	1,516	26,694

		266,923

Chemicals—0.7%
Air Liquide S.A.	481	58,980
Air Products & Chemicals, Inc.	274	43,574
Air Water, Inc.	1,400	27,503
Akzo Nobel NV	434	41,029
Albemarle Corp.	342	31,717
Arkema S.A.	326	42,570
CF Industries Holdings, Inc.	1,267	47,804
Chr Hansen Holding A/S	1,123	97,030
Clariant AG (b)	112	2,675
Croda International plc	618	39,658
DowDuPont, Inc.	151	9,620
Eastman Chemical Co.	359	37,903
Ecolab, Inc.	287	39,339
EMS-Chemie Holding AG	59	37,251
FMC Corp.	390	29,862
Frutarom Industries, Ltd.	887	81,538
Givaudan S.A.	20	45,588
International Flavors & Fragrances, Inc.	298	40,799
Israel Chemicals, Ltd.	12,542	53,142
Johnson Matthey plc	683	29,198
JSR Corp.	1,400	31,440
K&S AG	1,438	41,509
Kaneka Corp.	3,000	29,958
Koninklijke DSM NV	655	65,131
Kuraray Co., Ltd.	1,200	20,848
LyondellBasell Industries NV - Class A	401	42,378
Mitsubishi Gas Chemical Co., Inc.	800	19,234
Monsanto Co.	303	35,357
Mosaic Co. (The)	1,738	42,199
Novozymes A/S - B Shares	1,290	66,803
Nutrien, Ltd.	682	32,233
PPG Industries, Inc.	292	32,587
Praxair, Inc.	274	39,538
Sherwin-Williams Co. (The)	95	37,251

BHFTI-275

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
Shin-Etsu Chemical Co., Ltd.	300	$31,188
Sika AG	6	47,029
Solvay S.A.	361	50,194
Sumitomo Chemical Co., Ltd.	4,000	23,128
Symrise AG	638	51,372
Teijin, Ltd.	1,000	19,040
Toray Industries, Inc.	3,000	28,493
Umicore S.A.	1,214	64,403
Yara International ASA	1,630	69,245

		1,757,338

Commercial Services & Supplies—0.1%
Brambles, Ltd.	3,912	30,107
Cintas Corp.	142	24,222
ISS A/S	666	24,714
Republic Services, Inc.	273	18,081
Stericycle, Inc. (b)	397	23,237
Waste Management, Inc.	249	20,946

		141,307

Communications Equipment—0.1%
Cisco Systems, Inc.	486	20,844
F5 Networks, Inc. (b)	201	29,067
Juniper Networks, Inc.	721	17,542
Motorola Solutions, Inc.	189	19,902
Nokia Oyj	14,804	81,831
Telefonaktiebolaget LM Ericsson - B Shares	12,906	81,900

		251,086

Construction & Engineering—0.0%
Boskalis Westminster	622	18,235
Fluor Corp.	307	17,566
Jacobs Engineering Group, Inc.	214	12,658
SNC-Lavalin Group, Inc.	718	31,527

		79,986

Construction Materials—0.1%
CRH plc	1,530	52,019
Fletcher Building, Ltd.	10,732	46,881
HeidelbergCement AG	380	37,336
Imerys S.A.	48	4,668
Martin Marietta Materials, Inc.	154	31,924
Vulcan Materials Co.	291	33,224

		206,052

Consumer Finance—0.0%
Navient Corp.	1,295	16,991
Synchrony Financial	391	13,110

		30,101

Containers & Packaging—0.1%
Amcor, Ltd.	3,544	38,891
Avery Dennison Corp.	416	44,200
Ball Corp.	816	32,403

Containers & Packaging—(Continued)
CCL Industries, Inc. - Class B	819	41,346
International Paper Co.	556	29,707
Sealed Air Corp.	757	32,392
WestRock Co.	609	39,080

		258,019

Distributors—0.0%
Genuine Parts Co.	133	11,949
Jardine Cycle & Carriage, Ltd.	2,000	52,858
LKQ Corp. (b)	423	16,053

		80,860

Diversified Consumer Services—0.0%
Benesse Holdings, Inc.	500	18,176
H&R Block, Inc.	576	14,636

		32,812

Diversified Financial Services—0.1%
Berkshire Hathaway, Inc. - Class B (b)	88	17,554
Groupe Bruxelles Lambert S.A.	35	4,002
Industrivarden AB - C Shares	1,131	26,302
Investor AB - B Shares	527	23,458
Leucadia National Corp.	764	17,366
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,100	24,439
Wendel S.A.	141	22,009

		135,130

Diversified Telecommunication Services—1.2%
AT&T, Inc.	9,396	334,967
BCE, Inc.	1,778	76,511
Bezeq The Israeli Telecommunication Corp., Ltd.	73,892	94,545
BT Group plc	20,318	64,922
CenturyLink, Inc.	25,877	425,159
Deutsche Telekom AG	3,693	60,245
Elisa Oyj	1,913	86,648
HKT Trust & HKT, Ltd.	84,000	105,729
Iliad S.A.	253	52,367
Koninklijke KPN NV	25,129	75,440
Nippon Telegraph & Telephone Corp.	1,800	83,618
Orange S.A.	3,560	60,459
PCCW, Ltd.	178,000	103,272
Proximus SADP	3,105	96,418
Singapore Telecommunications, Ltd.	31,500	81,202
Spark New Zealand, Ltd.	32,587	78,958
Swisscom AG	193	95,718
TDC A/S (b)	12,434	103,145
Telecom Italia S.p.A. (b)	62,166	59,201
Telecom Italia S.p.A. - Risparmio Shares	76,475	63,877
Telefonica Deutschland Holding AG	14,420	67,755
Telefonica S.A.	5,840	57,881
Telenor ASA	4,744	107,900
Telia Co. AB	11,233	52,989
Telstra Corp., Ltd.	31,944	77,505
TELUS Corp.	1,830	64,260
TPG Telecom, Ltd.	14,589	62,064

BHFTI-276

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Telecommunication Services—(Continued)
Verizon Communications, Inc.	6,221	$297,488

		2,990,243

Electric Utilities—0.9%
Alliant Energy Corp.	1,376	56,223
American Electric Power Co., Inc.	626	42,937
AusNet Services	35,475	45,943
Chubu Electric Power Co., Inc.	2,300	32,938
Chugoku Electric Power Co., Inc. (The)	5,300	64,627
CK Infrastructure Holdings, Ltd.	11,000	90,409
CLP Holdings, Ltd.	9,500	97,112
Duke Energy Corp.	524	40,594
Edison International	628	39,978
EDP - Energias de Portugal S.A.	19,813	75,344
Electricite de France S.A.	3,815	55,321
Emera, Inc.	1,377	43,565
Endesa S.A.	2,576	56,728
Enel S.p.A.	11,684	71,590
Entergy Corp.	600	47,268
Eversource Energy	791	46,606
Exelon Corp.	1,190	46,422
FirstEnergy Corp.	1,409	47,920
Fortis, Inc.	1,364	46,044
Fortum Oyj	3,905	83,965
HK Electric Investments & HK Electric Investments, Ltd.	82,500	79,775
Hydro One, Ltd.	2,467	40,059
Iberdrola S.A.	7,486	55,061
Kansai Electric Power Co., Inc. (The)	3,200	41,766
Kyushu Electric Power Co., Inc.	4,500	54,358
Mercury NZ, Ltd.	28,837	67,298
NextEra Energy, Inc.	341	55,696
Orsted A/S	1,916	124,750
PG&E Corp.	990	43,491
Pinnacle West Capital Corp.	615	49,077
Power Assets Holdings, Ltd.	7,500	67,154
PPL Corp.	1,294	36,607
Red Electrica Corp. S.A.	1,648	33,947
Southern Co. (The)	892	39,837
SSE plc	3,302	59,180
Terna Rete Elettrica Nazionale S.p.A.	13,306	77,849
Tohoku Electric Power Co., Inc.	4,300	58,427
Tokyo Electric Power Co. Holdings, Inc. (b)	10,700	41,811
Xcel Energy, Inc.	1,128	51,301

		2,208,978

Electrical Equipment—0.1%
ABB, Ltd.	1,108	26,386
Acuity Brands, Inc.	141	19,626
AMETEK, Inc.	263	19,980
Eaton Corp. plc	241	19,258
Emerson Electric Co.	316	21,583
Prysmian S.p.A.	1,058	33,287
Rockwell Automation, Inc.	79	13,762
Siemens Gamesa Renewable Energy S.A.	1,149	18,446

		172,328

Electronic Equipment, Instruments & Components—0.1%
Amphenol Corp. - Class A	286	24,633
Corning, Inc.	679	18,931
FLIR Systems, Inc.	418	20,904
Hamamatsu Photonics KK	900	34,553
Hexagon AB - B Shares	1,675	100,351
Hirose Electric Co., Ltd.	210	29,120
Ingenico Group S.A.	566	46,052
Keyence Corp.	60	37,556
TE Connectivity, Ltd.	255	25,475

		337,575

Energy Equipment & Services—0.1%
Halliburton Co.	527	24,738
Helmerich & Payne, Inc.	506	33,679
John Wood Group plc	2,853	21,642
National Oilwell Varco, Inc.	1,069	39,350
Schlumberger, Ltd.	385	24,940
TechnipFMC plc	1,045	30,775
Tenaris S.A.	3,811	65,887
Transocean, Ltd. (b)	2,112	20,909

		261,920

Equity Real Estate Investment Trusts—0.3%
Alexandria Real Estate Equities, Inc.	140	17,485
American Tower Corp.	81	11,773
Apartment Investment & Management Co. - Class A	320	13,040
AvalonBay Communities, Inc.	72	11,841
CapitaLand Mall Trust	16,900	26,894
Crown Castle International Corp.	132	14,469
Digital Realty Trust, Inc.	95	10,011
Equity Residential	312	19,225
Essex Property Trust, Inc.	49	11,793
Extra Space Storage, Inc.	152	13,279
Federal Realty Investment Trust	179	20,784
Fonciere Des Regions	212	23,407
Gecina S.A.	143	24,855
GGP, Inc.	900	18,414
GPT Group (The)	7,625	27,877
H&R Real Estate Investment Trust	1,522	24,844
HCP, Inc.	366	8,502
Host Hotels & Resorts, Inc.	799	14,893
Kimco Realty Corp.	1,261	18,158
Klepierre	281	11,338
Macerich Co. (The)	190	10,644
Mid-America Apartment Communities, Inc.	203	18,522
Mirvac Group	7,066	11,720
Nippon Prologis REIT, Inc.	7	15,195
ProLogis, Inc.	224	14,110
Public Storage	65	13,025
Realty Income Corp.	243	12,570
Regency Centers Corp.	217	12,799
Scentre Group	5,107	15,086
SL Green Realty Corp.	119	11,523
Suntec Real Estate Investment Trust	23,500	34,064
UDR, Inc.	346	12,325
Ventas, Inc.	163	8,073

BHFTI-277

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Vicinity Centres	10,867	$20,198
Vornado Realty Trust	240	16,152
Welltower, Inc.	160	8,709
Weyerhaeuser Co.	560	19,600

		597,197

Food & Staples Retailing—0.4%
Aeon Co., Ltd.	1,800	32,126
Alimentation Couche-Tard, Inc. - Class B	972	43,509
Carrefour S.A.	1,626	33,771
Colruyt S.A.	1,368	75,629
Costco Wholesale Corp.	182	34,294
CVS Health Corp.	375	23,329
Empire Co., Ltd.	3,656	73,384
FamilyMart UNY Holdings Co., Ltd.	400	33,503
George Weston, Ltd.	441	35,503
ICA Gruppen AB	1,498	53,036
J Sainsbury plc	7,199	24,128
Jean Coutu Group PJC, Inc. (The) - Class A	2,399	45,733
Jeronimo Martins SGPS S.A.	2,761	50,352
Koninklijke Ahold Delhaize NV	1,317	31,228
Kroger Co. (The)	1,260	30,164
Loblaw Cos., Ltd.	712	35,972
METRO AG	1,530	27,093
Metro, Inc.	1,203	38,377
Sysco Corp.	505	30,280
Walgreens Boots Alliance, Inc.	395	25,861
Walmart, Inc.	388	34,520
Wesfarmers, Ltd.	1,351	43,349
WM Morrison Supermarkets plc	7,958	23,846
Woolworths Group, Ltd.	2,362	47,871

		926,858

Food Products—0.6%
Ajinomoto Co., Inc.	1,300	23,621
Archer-Daniels-Midland Co.	800	34,696
Associated British Foods plc	716	25,031
Barry Callebaut AG	22	43,003
Campbell Soup Co.	836	36,207
Chocoladefabriken Lindt & Spruengli AG	1	72,733
Chocoladefabriken Lindt & Spruengli AG (Participation Certifcate)	9	55,814
Conagra Brands, Inc.	1,136	41,896
Danone S.A.	490	39,687
General Mills, Inc.	612	27,577
Golden Agri-Resources, Ltd.	341,900	91,623
Hershey Co. (The)	282	27,907
Hormel Foods Corp.	1,248	42,831
J.M. Smucker Co. (The)	352	43,651
Kellogg Co.	573	37,251
Kerry Group plc - Class A	960	97,618
Kikkoman Corp.	500	20,288
Kraft Heinz Co. (The)	369	22,985
Marine Harvest ASA	3,770	75,750
McCormick & Co., Inc.	415	44,152
Mondelez International, Inc. - Class A	663	27,667
Nestle S.A.	374	29,608

Food Products—(Continued)
NH Foods, Ltd.	500	20,618
Nisshin Seifun Group, Inc.	1,800	35,966
Nissin Foods Holdings Co., Ltd.	500	34,797
Orkla ASA	4,184	44,977
Saputo, Inc.	971	31,165
Toyo Suisan Kaisha, Ltd.	900	35,656
Tyson Foods, Inc. - Class A	579	42,377
WH Group, Ltd.	83,500	89,754
Wilmar International, Ltd.	25,100	61,143
Yamazaki Baking Co., Ltd.	1,791	37,551

		1,395,600

Gas Utilities—0.1%
APA Group	6,216	37,745
Gas Natural SDG S.A.	1,368	32,676
Hong Kong & China Gas Co., Ltd.	36,300	74,841
Osaka Gas Co., Ltd.	2,600	51,683
Toho Gas Co., Ltd.	2,400	75,189
Tokyo Gas Co., Ltd.	2,200	58,756

		330,890

Health Care Equipment & Supplies—0.4%
Abbott Laboratories	505	30,260
Arjo AB - B Shares (b)	4,937	14,497
Baxter International, Inc.	327	21,268
Becton Dickinson & Co.	118	25,571
BioMerieux	271	22,377
Boston Scientific Corp. (b)	655	17,895
Cochlear, Ltd.	450	63,141
Coloplast A/S - Class B	670	56,784
ConvaTec Group plc	1,650	4,617
Cooper Cos., Inc. (The)	107	24,483
DENTSPLY SIRONA, Inc.	281	14,137
Edwards Lifesciences Corp. (b)	178	24,835
Essilor International Cie Generale d’Optique S.A.	379	51,161
Fisher & Paykel Healthcare Corp., Ltd.	9,553	91,757
Getinge AB - B Shares	4,937	56,197
Hologic, Inc. (b)	441	16,476
IDEXX Laboratories, Inc. (b)	65	12,440
Intuitive Surgical, Inc. (b)	69	28,485
Koninklijke Philips NV	1,781	68,444
Medtronic plc	184	14,760
Smith & Nephew plc	3,434	64,195
Sonova Holding AG	316	50,228
Straumann Holding AG	36	22,698
Stryker Corp.	116	18,667
Terumo Corp.	800	41,472
Varian Medical Systems, Inc. (b)	180	22,077
William Demant Holding A/S (b)	1,180	43,935
Zimmer Biomet Holdings, Inc.	155	16,901

		939,758

Health Care Providers & Services—0.3%
Aetna, Inc.	147	24,843
Alfresa Holdings Corp.	1,400	31,505

BHFTI-278

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
AmerisourceBergen Corp.	202	$17,414
Anthem, Inc.	103	22,629
Cardinal Health, Inc.	267	16,736
Centene Corp. (b)	234	25,008
Cigna Corp.	108	18,116
DaVita, Inc. (b)	248	16,353
Envision Healthcare Corp. (b)	481	18,485
Express Scripts Holding Co. (b)	249	17,201
Fresenius Medical Care AG & Co. KGaA	733	74,844
Fresenius SE & Co. KGaA	626	47,816
HCA Healthcare, Inc.	219	21,243
Healthscope, Ltd.	23,317	34,800
Henry Schein, Inc. (b)	196	13,173
Humana, Inc.	79	21,238
Laboratory Corp. of America Holdings (b)	149	24,101
McKesson Corp.	99	13,946
Mediclinic International plc	7,174	60,581
Medipal Holdings Corp.	1,700	35,484
Patterson Cos., Inc.	563	12,515
Quest Diagnostics, Inc.	205	20,561
Ramsay Health Care, Ltd.	433	20,847
Ryman Healthcare, Ltd.	11,793	90,530
Sonic Healthcare, Ltd.	3,593	63,342
Suzuken Co., Ltd.	700	29,423
UnitedHealth Group, Inc.	101	21,614
Universal Health Services, Inc. - Class B	172	20,367

		834,715

Health Care Technology—0.0%
Cerner Corp. (b)	294	17,052

Hotels, Restaurants & Leisure—0.3%
Aristocrat Leisure, Ltd.	2,143	39,952
Carnival Corp.	294	19,281
Carnival plc	417	26,870
Chipotle Mexican Grill, Inc. (b)	53	17,125
Compass Group plc	1,354	27,668
Darden Restaurants, Inc.	178	15,175
Domino’s Pizza Enterprises, Ltd.	703	22,611
Flight Centre Travel Group, Ltd.	996	43,824
Genting Singapore plc	58,600	48,564
Marriott International, Inc. - Class A	134	18,221
McDonald’s Corp.	115	17,984
McDonald’s Holdings Co. Japan, Ltd.	700	33,156
Oriental Land Co., Ltd.	300	30,719
Paddy Power Betfair plc	819	84,148
Restaurant Brands International, Inc.	528	30,049
Shangri-La Asia, Ltd.	14,000	28,410
SJM Holdings, Ltd.	26,000	22,784
Sodexo S.A.	284	28,653
Starbucks Corp.	289	16,730
Tabcorp Holdings, Ltd.	13,014	44,123
Wyndham Worldwide Corp.	207	23,687
Wynn Macau, Ltd.	9,200	33,739
Yum! Brands, Inc.	224	19,069

		692,542

Household Durables—0.1%
Electrolux AB - Series B	1,406	44,243
Husqvarna AB - B Shares	4,333	41,800
Leggett & Platt, Inc.	284	12,598
Mohawk Industries, Inc. (b)	93	21,597
Rinnai Corp.	100	9,523
Sekisui Chemical Co., Ltd.	1,100	19,248
Techtronic Industries Co., Ltd.	8,500	50,209

		199,218

Household Products—0.1%
Church & Dwight Co., Inc.	690	34,748
Clorox Co. (The)	204	27,154
Colgate-Palmolive Co.	441	31,611
Essity AB - Class B (b)	1,332	36,832
Henkel AG & Co. KGaA	377	47,449
Kimberly-Clark Corp.	288	31,718
Procter & Gamble Co. (The)	342	27,114
Reckitt Benckiser Group plc	343	29,066

		265,692

Independent Power and Renewable Electricity Producers—0.1%
AES Corp.	3,990	45,366
Electric Power Development Co., Ltd.	1,600	41,190
Meridian Energy, Ltd.	35,935	74,341
NRG Energy, Inc.	1,511	46,131
Uniper SE	1,155	35,202

		242,230

Industrial Conglomerates—0.1%
3M Co.	82	18,001
CK Hutchison Holdings, Ltd.	3,500	42,079
General Electric Co.	529	7,131
Jardine Matheson Holdings, Ltd.	800	49,347
Jardine Strategic Holdings, Ltd.	1,200	46,168
Keihan Holdings Co., Ltd.	800	24,806
Keppel Corp., Ltd.	7,100	42,394
NWS Holdings, Ltd.	16,000	29,150
Roper Technologies, Inc.	95	26,666
Smiths Group plc	1,278	27,177

		312,919

Insurance—0.4%
Admiral Group plc	1,054	27,295
Ageas	802	41,463
Allianz SE	93	21,017
American International Group, Inc.	258	14,040
Aon plc	120	16,840
Arthur J. Gallagher & Co.	299	20,550
Assurant, Inc.	156	14,260
Baloise Holding AG	217	33,211
Chubb, Ltd.	124	16,959
Cincinnati Financial Corp.	244	18,119
CNP Assurances	1,135	28,658
Dai-ichi Life Holdings, Inc.	1,200	22,279
Fairfax Financial Holdings, Ltd.	55	27,880

BHFTI-279

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Gjensidige Forsikring ASA	2,264	$41,541
Hannover Rueck SE	299	40,835
Hartford Financial Services Group, Inc. (The)	341	17,568
Japan Post Holdings Co., Ltd.	1,800	21,863
Manulife Financial Corp.	999	18,548
Mapfre S.A.	7,302	24,287
Marsh & McLennan Cos., Inc.	217	17,922
Medibank Private, Ltd.	7,000	15,697
MS&AD Insurance Group Holdings, Inc.	700	21,764
NN Group NV	1,063	47,209
Principal Financial Group, Inc.	264	16,080
Progressive Corp. (The)	304	18,523
Sampo Oyj - A Shares	1,108	61,798
SCOR SE	567	23,222
Sompo Holdings, Inc.	600	24,247
Sony Financial Holdings, Inc.	1,300	23,828
Swiss Life Holding AG (b)	71	25,295
T&D Holdings, Inc.	1,400	22,357
Tokio Marine Holdings, Inc.	500	22,773
Torchmark Corp.	194	16,329
Travelers Cos., Inc. (The)	119	16,524
Tryg A/S	2,429	56,655
Unum Group	252	11,998
XL Group, Ltd.	404	22,325

		931,759

Internet & Direct Marketing Retail—0.0%
Amazon.com, Inc. (b)	13	18,815
Booking Holdings, Inc. (b)	8	16,643
TripAdvisor, Inc. (b)	376	15,375

		50,833

Internet Software & Services—0.1%
Akamai Technologies, Inc. (b)	303	21,507
Alphabet, Inc. - Class A (b)	19	19,706
Auto Trader Group plc	15,413	75,869
eBay, Inc. (b)	633	25,472
REA Group, Ltd.	1,302	79,632
Shopify, Inc. - Class A (b)	96	11,946
United Internet AG	997	62,789
VeriSign, Inc. (b)	187	22,171

		319,092

IT Services—0.4%
Accenture plc - Class A	119	18,266
Alliance Data Systems Corp.	84	17,880
Amadeus IT Group S.A.	1,525	112,739
Atos SE	411	56,273
Automatic Data Processing, Inc.	199	22,583
Capgemini SE	471	58,743
CGI Group, Inc. - Class A (b)	1,295	74,683
Cognizant Technology Solutions Corp. - Class A	236	18,998
Computershare, Ltd.	8,124	108,717
CSRA, Inc.	559	23,048
Fidelity National Information Services, Inc.	196	18,875
Fiserv, Inc. (b)	322	22,962

IT Services—(Continued)
Global Payments, Inc.	163	18,178
International Business Machines Corp.	103	15,803
MasterCard, Inc. - Class A	122	21,370
Nomura Research Institute, Ltd.	800	37,765
NTT Data Corp.	2,000	20,982
Obic Co., Ltd.	400	33,745
Otsuka Corp.	800	40,843
Paychex, Inc.	297	18,292
PayPal Holdings, Inc. (b)	272	20,637
Total System Services, Inc.	244	21,047
Visa, Inc. - Class A	171	20,455
Western Union Co. (The)	937	18,018
Wirecard AG	277	32,744
Worldpay, Inc. - Class A (b)	245	19,787

		893,433

Leisure Products—0.0%
Bandai Namco Holdings, Inc.	900	28,999
Hasbro, Inc.	140	11,802
Mattel, Inc.	1,084	14,255
Sankyo Co., Ltd.	700	24,428

		79,484

Life Sciences Tools & Services—0.1%
Agilent Technologies, Inc.	374	25,021
Eurofins Scientific SE	89	47,047
Illumina, Inc. (b)	113	26,715
Lonza Group AG (b)	193	45,526
PerkinElmer, Inc.	295	22,337
QIAGEN NV (b)	948	30,625
Thermo Fisher Scientific, Inc.	100	20,646
Waters Corp. (b)	104	20,660

		238,577

Machinery—0.3%
Alfa Laval AB	1,206	28,511
Andritz AG	697	38,974
Caterpillar, Inc.	163	24,023
CNH Industrial NV	3,501	43,314
Cummins, Inc.	142	23,017
Dover Corp.	246	24,162
IMI plc	1,666	25,287
Ingersoll-Rand plc	210	17,957
Kawasaki Heavy Industries, Ltd.	400	12,883
Kone Oyj - Class B	580	28,971
Kurita Water Industries, Ltd.	900	29,069
MAN SE	343	39,992
Metso Oyj	803	25,353
Parker-Hannifin Corp.	111	18,984
Pentair plc	240	16,351
Sandvik AB	1,688	30,976
Schindler Holding AG	145	30,362
Schindler Holding AG (Participation Certificate)	131	28,256
SKF AB - B Shares	1,179	24,106
Snap-on, Inc.	113	16,672
Stanley Black & Decker, Inc.	134	20,529

BHFTI-280

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Sumitomo Heavy Industries, Ltd.	740	$28,310
Volvo AB - B Shares	1,271	23,205
Wartsila Oyj Abp	1,698	37,566
Xylem, Inc.	298	22,922
Yangzijiang Shipbuilding Holdings, Ltd.	30,587	28,481

		688,233

Marine—0.0%
AP Moller - Maersk A/S - Class A	15	22,068
AP Moller - Maersk A/S - Class B	15	23,382
Kuehne & Nagel International AG	191	30,075

		75,525

Media—0.2%
Altice NV - Class A (b)	5,957	49,270
Altice NV - Class B (b)	1,478	12,204
Comcast Corp. - Class A	495	16,914
Discovery Communications, Inc. - Class A (b)	626	13,415
Discovery Communications, Inc. - Class C (b)	1,020	19,910
DISH Network Corp. - Class A (b)	315	11,935
Lagardere SCA	856	24,464
News Corp. - Class A	1,215	19,197
Omnicom Group, Inc.	164	11,918
Pearson plc	3,150	33,141
Schibsted ASA - B Shares	2,038	51,795
SES S.A.	1,335	18,087
Shaw Communications, Inc. - Class B	2,047	39,435
Singapore Press Holdings, Ltd.	34,400	66,378
TEGNA, Inc.	1,443	16,436
Telenet Group Holding NV (b)	1,334	89,160
Time Warner, Inc.	190	17,970
Twenty-First Century Fox, Inc. - Class A	455	16,694
Walt Disney Co. (The)	129	12,957

		541,280

Metals & Mining—0.2%
Agnico Eagle Mines, Ltd.	866	36,432
Antofagasta plc	2,184	28,273
ArcelorMittal (b)	1,112	35,271
BHP Billiton, Ltd.	1,266	28,004
Boliden AB	1,530	53,938
Freeport-McMoRan, Inc. (b)	2,742	48,177
Fresnillo plc	497	8,854
Hitachi Metals, Ltd.	400	4,706
Maruichi Steel Tube, Ltd.	800	24,288
Newmont Mining Corp.	1,642	64,153
Nippon Steel & Sumitomo Metal Corp.	700	15,388
Norsk Hydro ASA	6,064	35,759
Nucor Corp.	593	36,226
Randgold Resources, Ltd.	277	22,944
Rio Tinto plc	660	33,509
Voestalpine AG	975	51,164
Wheaton Precious Metals Corp.	1,774	36,145

		563,231

Multi-Utilities—0.5%
AGL Energy, Ltd.	5,336	89,403
Ameren Corp.	966	54,705
Atco, Ltd. - Class I	1,185	38,061
Canadian Utilities, Ltd. - Class A	1,529	40,814
CenterPoint Energy, Inc.	1,509	41,347
Centrica plc	27,937	55,786
CMS Energy Corp.	1,029	46,603
Consolidated Edison, Inc.	637	49,648
Dominion Energy, Inc.	609	41,065
DTE Energy Co.	443	46,249
E.ON SE	5,599	62,218
Engie S.A.	3,139	52,442
Innogy SE	1,486	70,294
National Grid plc	6,090	68,487
NiSource, Inc.	1,918	45,859
Public Service Enterprise Group, Inc.	1,131	56,821
RWE AG (b)	2,029	50,121
SCANA Corp.	1,279	48,026
Sempra Energy	467	51,940
Suez	2,981	43,231
Veolia Environnement S.A.	2,395	56,796
WEC Energy Group, Inc.	806	50,536

		1,160,452

Multiline Retail—0.1%
Canadian Tire Corp., Ltd. - Class A	369	48,518
Dollar General Corp.	266	24,884
Dollar Tree, Inc. (b)	182	17,272
Dollarama, Inc.	363	44,117
Harvey Norman Holdings, Ltd.	10,455	29,927
Kohl’s Corp.	371	24,304
Macy’s, Inc.	578	17,190
Marks & Spencer Group plc	5,896	22,377
Nordstrom, Inc.	387	18,735
Target Corp.	251	17,427

		264,751

Oil, Gas & Consumable Fuels—1.1%
Anadarko Petroleum Corp.	522	31,534
Andeavor	271	27,252
Apache Corp.	509	19,586
BP plc	10,704	72,075
Cabot Oil & Gas Corp.	1,136	27,241
Caltex Australia, Ltd.	3,390	82,319
Canadian Natural Resources, Ltd.	483	15,183
Chesapeake Energy Corp. (b)	5,950	17,969
Chevron Corp.	223	25,431
Cimarex Energy Co.	267	24,965
Concho Resources, Inc. (b)	239	35,929
ConocoPhillips	517	30,653
Devon Energy Corp.	750	23,843
Enagas S.A.	3,754	102,747
Eni S.p.A.	3,981	70,177
EOG Resources, Inc.	272	28,633
EQT Corp.	508	24,135
Exxon Mobil Corp.	297	22,159

BHFTI-281

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Galp Energia SGPS S.A.	5,386	$101,593
Hess Corp.	588	29,765
Idemitsu Kosan Co., Ltd.	1,900	72,790
Imperial Oil, Ltd.	926	24,524
Inpex Corp.	6,000	74,880
Inter Pipeline, Ltd.	1,252	21,729
JXTG Holdings, Inc.	12,800	78,189
Kinder Morgan, Inc.	1,283	19,322
Koninklijke Vopak NV	3,098	152,204
Lundin Petroleum AB (b)	3,969	100,309
Marathon Oil Corp.	1,987	32,050
Marathon Petroleum Corp.	385	28,147
Murphy Oil Corp.	1,057	27,313
Neste Oyj	2,351	163,972
Newfield Exploration Co. (b)	796	19,438
Noble Energy, Inc.	866	26,240
Occidental Petroleum Corp.	418	27,153
Oil Search, Ltd.	10,238	56,572
OMV AG	1,459	85,076
ONEOK, Inc.	538	30,623
Origin Energy, Ltd. (b)	8,213	55,497
Phillips 66	289	27,721
Pioneer Natural Resources Co.	166	28,515
Range Resources Corp.	1,112	16,168
Repsol S.A.	4,158	73,874
Royal Dutch Shell plc - A Shares	1,973	61,912
Royal Dutch Shell plc - B Shares	1,809	58,295
Santos, Ltd. (b)	10,900	42,836
Showa Shell Sekiyu KK	6,200	84,459
Snam S.p.A.	17,126	78,780
Statoil ASA	3,471	82,208
Total S.A.	1,994	113,326
TransCanada Corp.	655	27,088
Valero Energy Corp.	325	30,150
Williams Cos., Inc. (The)	867	21,554
Woodside Petroleum, Ltd.	2,834	64,028

		2,720,131

Paper & Forest Products—0.1%
Mondi plc	1,233	33,180
OJI Holdings Corp.	2,000	12,885
Stora Enso Oyj - R Shares	2,814	51,797
UPM-Kymmene Oyj	1,287	47,759

		145,621

Personal Products—0.1%
Beiersdorf AG	469	53,109
Coty, Inc. - Class A	2,010	36,783
Estee Lauder Cos., Inc. (The) - Class A	343	51,354
L’Oreal S.A.	242	54,670
Unilever NV	612	34,595
Unilever plc	621	34,507

		265,018

Pharmaceuticals—0.5%
Allergan plc	110	18,512
AstraZeneca plc	648	44,570
Bayer AG	395	44,664
Bristol-Myers Squibb Co.	248	15,686
Daiichi Sankyo Co., Ltd.	1,000	33,522
Eli Lilly & Co.	216	16,712
GlaxoSmithKline plc	2,714	52,727
H Lundbeck A/S	574	32,085
Ipsen S.A.	122	18,944
Johnson & Johnson	142	18,197
Kyowa Hakko Kirin Co., Ltd.	1,600	34,610
Mallinckrodt plc (b)	906	13,119
Merck & Co., Inc.	311	16,940
Merck KGaA	416	39,909
Mitsubishi Tanabe Pharma Corp.	1,600	32,371
Mylan NV (b)	381	15,686
Novartis AG	575	46,519
Novo Nordisk A/S - Class B	1,150	56,585
Orion Oyj - Class B	2,185	66,936
Otsuka Holdings Co., Ltd.	800	40,180
Perrigo Co. plc	215	17,918
Pfizer, Inc.	475	16,858
Recordati S.p.A.	1,559	57,769
Roche Holding AG	178	40,826
Sanofi	850	68,302
Takeda Pharmaceutical Co., Ltd.	600	29,268
Teva Pharmaceutical Industries, Ltd. (ADR)	3,879	66,292
UCB S.A.	1,118	91,199
Valeant Pharmaceuticals International, Inc. (b)	4,215	67,101
Vifor Pharma AG	370	57,064
Zoetis, Inc.	358	29,897

		1,200,968

Professional Services—0.1%
Equifax, Inc.	97	11,427
Experian plc	1,195	25,814
RELX NV	1,863	38,650
Robert Half International, Inc.	330	19,104
Seek, Ltd.	2,171	31,239
SGS S.A.	12	29,502
Verisk Analytics, Inc. (b)	223	23,192
Wolters Kluwer NV	66	3,515

		182,443

Real Estate Management & Development—0.2%
Aeon Mall Co., Ltd.	1,000	21,010
Azrieli Group, Ltd.	912	43,801
CapitaLand, Ltd.	11,800	32,293
CBRE Group, Inc. - Class A (b)	363	17,141
City Developments, Ltd.	2,900	28,910
Deutsche Wohnen SE	855	39,908
First Capital Realty, Inc.	1,716	27,105
Mitsubishi Estate Co., Ltd.	1,000	16,624
Swire Pacific, Ltd. - Class A	2,500	25,366
Swiss Prime Site AG (b)	396	38,341
Vonovia SE	784	38,880

BHFTI-282

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Management & Development—(Continued)
Wharf Holdings, Ltd. (The)	3,000	$10,393
Wharf Real Estate Investment Co., Ltd. (b)	3,000	19,640

		359,412

Road & Rail—0.1%
Aurizon Holdings, Ltd.	8,386	27,527
Canadian National Railway Co.	536	39,174
Canadian Pacific Railway, Ltd.	194	34,212
ComfortDelGro Corp., Ltd.	14,400	22,654
CSX Corp.	324	18,050
DSV A/S	507	39,982
J.B. Hunt Transport Services, Inc.	132	15,464
Kansas City Southern	206	22,629
MTR Corp., Ltd.	8,000	43,240
Odakyu Electric Railway Co., Ltd.	1,100	22,409
Ryder System, Inc.	196	14,267
Union Pacific Corp.	164	22,046

		321,654

Semiconductors & Semiconductor Equipment—0.3%
Analog Devices, Inc.	254	23,147
ASM Pacific Technology, Ltd.	9,500	134,451
ASML Holding NV	484	95,758
Broadcom, Ltd.	78	18,381
Infineon Technologies AG	2,390	64,028
Microchip Technology, Inc.	301	27,499
NVIDIA Corp.	117	27,096
NXP Semiconductors NV (b)	507	59,319
QUALCOMM, Inc.	319	17,676
Skyworks Solutions, Inc.	204	20,453
STMicroelectronics NV	2,628	58,322
Texas Instruments, Inc.	268	27,842
Xilinx, Inc.	329	23,767

		597,739

Software—0.4%
Activision Blizzard, Inc.	316	21,317
Adobe Systems, Inc. (b)	137	29,603
Autodesk, Inc. (b)	194	24,363
Blackberry, Ltd. (b)	4,583	52,683
CA, Inc.	648	21,967
Check Point Software Technologies, Ltd. (b)	971	96,459
Constellation Software, Inc.	119	80,742
Dassault Systemes SE	581	79,034
Intuit, Inc.	166	28,776
Micro Focus International plc	1,597	22,343
Microsoft Corp.	263	24,004
Nice, Ltd.	1,058	99,266
Open Text Corp.	2,232	77,648
Oracle Corp.	419	19,169
Oracle Corp. Japan	400	33,178
Red Hat, Inc. (b)	141	21,081
Sage Group plc (The)	7,535	67,695
SAP SE	680	71,159
Symantec Corp.	778	20,111

Software—(Continued)
Synopsys, Inc. (b)	278	23,141
UBISOFT Entertainment S.A. (b)	228	19,260

		932,999

Specialty Retail—0.2%
ABC-Mart, Inc.	300	19,726
Advance Auto Parts, Inc.	160	18,968
AutoNation, Inc. (b)	405	18,946
AutoZone, Inc. (b)	26	16,866
Bed Bath & Beyond, Inc.	526	11,041
Best Buy Co., Inc.	298	20,857
Dufry AG (b)	227	29,764
Foot Locker, Inc.	302	13,753
Gap, Inc. (The)	659	20,561
Hennes & Mauritz AB - B Shares	1,557	23,356
Industria de Diseno Textil S.A.	1,927	60,396
Kingfisher plc	5,580	22,963
L Brands, Inc.	251	9,591
Nitori Holdings Co., Ltd.	100	17,502
O’Reilly Automotive, Inc. (b)	47	11,627
Ross Stores, Inc.	286	22,302
Shimamura Co., Ltd.	100	12,430
Signet Jewelers, Ltd.	399	15,369
Tiffany & Co.	185	18,067
TJX Cos., Inc. (The)	211	17,209
Tractor Supply Co.	347	21,868
Ulta Salon Cosmetics & Fragrance, Inc. (b)	70	14,299
USS Co., Ltd.	1,200	24,587
Yamada Denki Co., Ltd.	4,100	24,841

		486,889

Technology Hardware, Storage & Peripherals—0.1%
Canon, Inc.	800	29,218
FUJIFILM Holdings Corp.	700	28,014
HP, Inc.	794	17,405
NetApp, Inc.	448	27,637
Western Digital Corp.	248	22,883

		125,157

Textiles, Apparel & Luxury Goods—0.2%
adidas AG	88	21,312
Cie Financiere Richemont S.A.	404	36,291
Gildan Activewear, Inc.	1,420	41,012
Li & Fung, Ltd.	64,000	31,601
Luxottica Group S.p.A.	868	54,018
Michael Kors Holdings, Ltd. (b)	390	24,211
NIKE, Inc. - Class B	289	19,201
Pandora A/S	764	82,816
PVH Corp.	170	25,743
Ralph Lauren Corp.	275	30,745
Swatch Group AG (The)	556	46,637
Swatch Group AG (The) - Bearer Shares	89	39,269
Tapestry, Inc.	387	20,360
Under Armour, Inc. - Class A (b)	1,239	20,258
Under Armour, Inc. - Class C (b)	1,505	21,597

BHFTI-283

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Textiles, Apparel & Luxury Goods—(Continued)
VF Corp.	341	$25,275
Yue Yuen Industrial Holdings, Ltd.	9,500	37,942

		578,288

Tobacco—0.1%
Altria Group, Inc.	589	36,707
Imperial Brands plc	1,224	41,712
Japan Tobacco, Inc.	1,000	28,615
Philip Morris International, Inc.	220	21,868
Swedish Match AB	1,193	54,235

		183,137

Trading Companies & Distributors—0.1%
AerCap Holdings NV (b)	452	22,925
Brenntag AG	505	30,053
Fastenal Co.	349	19,052
Ferguson plc	425	31,968
Finning International, Inc.	1,449	34,944
Marubeni Corp.	3,900	28,397
WW Grainger, Inc.	91	25,687

		193,026

Transportation Infrastructure—0.1%
Aena SME S.A.	150	30,228
Aeroports de Paris	108	23,543
Atlantia S.p.A.	929	28,800
Auckland International Airport, Ltd.	10,634	47,198
Fraport AG Frankfurt Airport Services Worldwide	357	35,231
Hutchison Port Holdings Trust - Class U	68,300	20,241
SATS, Ltd.	7,500	29,489
Sydney Airport	6,700	34,735
Transurban Group	4,862	42,819

		292,284

Water Utilities—0.1%
American Water Works Co., Inc.	434	35,644
Severn Trent plc	2,194	56,828
United Utilities Group plc	5,551	55,775

		148,247

Wireless Telecommunication Services—0.2%
1&1 Drillisch AG	365	24,586
KDDI Corp.	2,200	56,499
Millicom International Cellular S.A.	880	60,097
NTT DoCoMo, Inc.	3,200	81,471
Rogers Communications, Inc. - Class B	1,209	53,996
SoftBank Group Corp.	600	44,693
StarHub, Ltd.	43,500	76,265
Tele2 AB - B Shares	5,534	66,448
Vodafone Group plc	24,408	66,834

		530,889

Total Common Stocks (Cost $30,756,345)		34,455,080

U.S. Treasury & Government Agencies—10.6%
Security Description	Principal Amount*	Value

U.S. Treasury—10.6%
U.S. Treasury Inflation Indexed Bond 3.875%, 04/15/29 (a)	9,301,275	12,379,416
U.S. Treasury Inflation Indexed Notes 0.125%, 04/15/18 (a)	2,036,971	2,039,252
0.125%, 01/15/23 (a)	2,125,847	2,090,450
0.250%, 01/15/25 (a)	5,943,040	5,812,168
0.375%, 07/15/25 (a)	3,344,128	3,301,870

Total U.S. Treasury & Government Agencies (Cost $26,292,396)		25,623,156

Preferred Stocks—0.0%

Automobiles—0.0%
Bayerische Motoren Werke (BMW) AG	344	32,246

Household Products—0.0%
Henkel AG & Co. KGaA	304	39,977

Total Preferred Stocks (Cost $62,763)		72,223

Short-Term Investments—25.3%

Mutual Funds—8.5%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 1.547% (c)	12,147,628	12,147,628
UBS Select Treasury Institutional Fund, Institutional Class, 1.520% (c)	8,604,796	8,604,796

		20,752,424

Repurchase Agreement—4.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/18 at 0.600%, due on 04/02/18 with a maturity value of $11,441,257; collateralized by a U.S. Treasury Note at 1.750%, maturing 05/31/22, with a market value of $11,673,911.	11,440,494	11,440,494

U.S. Treasury—12.1%
U.S. Treasury Bills 1.650%, 04/12/18 (d)	20,000,000	19,990,911
1.653%, 06/07/18 (d) (e)	9,500,000	9,471,058

		29,461,969

Total Short-Term Investments (Cost $61,655,306)		61,654,887

Total Investments—86.6% (Cost $201,511,970)		210,466,128
Other assets and liabilities (net)—13.4%		32,630,735

Net Assets—100.0%		$243,096,863

BHFTI-284

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Principal amount of security is adjusted for inflation.
(b)	Non-income producing security.
(c)	The rate shown represents the annualized seven-day yield as of March 31, 2018.
(d)	The rate shown represents current yield to maturity.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2018, the market value of securities pledged was $9,471,058.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2018, the market value of 144A securities was $6,397,447, which is 2.6% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	2,300,000	BBH	04/27/18	USD	1,773,153	$6,636
CAD	2,600,000	BBP	04/27/18	USD	2,021,842	2,763
CAD	12,601	BBP	04/27/18	USD	9,790	4
CHF	1,000,000	BONY	04/27/18	USD	1,057,213	9,227
EUR	21,415,000	SSBT	04/26/18	USD	26,530,958	139,693
EUR	6,300,000	SSBT	04/27/18	USD	7,827,084	62,579
GBP	15,000,000	BBP	04/26/18	USD	20,953,330	(111,326)
GBP	1,300,000	SSBT	04/27/18	USD	1,840,312	14,631
HKD	10,000,000	SSBT	04/27/18	USD	1,275,875	631
JPY	333,900,000	BONY	04/27/18	USD	3,164,977	22,726

Net Unrealized Appreciation						$147,564

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Aluminum Futures	06/18/18	57	USD	2,854,631	$(265,873)
Amsterdam Index Futures	04/20/18	6	EUR	633,600	(11,472)
Australian 10 Year Treasury Bond Futures	06/15/18	293	AUD	37,977,752	528,350
Bloomberg Commodity Index Futures	06/20/18	834	USD	7,289,160	(10,945)
Brent Crude Oil Futures	04/30/18	42	USD	2,912,280	27,926
Canada Government Bond 10 Year Futures	06/20/18	242	CAD	32,251,340	435,839
Cattle Feeder Futures	08/30/18	26	USD	1,825,525	(37,620)
Cocoa Futures	07/16/18	115	USD	2,971,600	724,009
Coffee “C” Futures	05/18/18	18	USD	797,513	(46,697)
Copper Futures	05/29/18	25	USD	1,890,938	(150,238)
Corn Futures	07/13/18	54	USD	1,069,875	36,958
Cotton No. 2 Futures	07/09/18	48	USD	1,963,200	6,437
DAX Index Futures	06/15/18	4	EUR	1,211,950	(38,278)
Euro-BTP Futures	06/07/18	139	EUR	19,291,810	663,388
Euro-Bobl Futures	06/07/18	123	EUR	16,143,750	125,892
Euro-Bund Futures	06/07/18	53	EUR	8,449,790	147,371
Euro-Buxl 30 Year Bond Futures	06/07/18	24	EUR	3,969,120	130,782
FTSE 100 Index Futures	06/15/18	19	GBP	1,328,765	(32,044)
Gasoline RBOB Futures	04/30/18	13	USD	1,103,248	44,493
Gold 100 oz. Futures	06/27/18	50	USD	6,636,500	46,300
Goldman Sachs Commodity Index Futures	04/16/18	88	USD	9,948,400	165,752
Hang Seng Index Futures	04/27/18	5	HKD	7,512,500	(4,463)
IBEX 35 Index Futures	04/20/18	8	EUR	765,704	(9,992)
Interest Rate Swap 10 Year MAC Futures	06/18/18	213	USD	20,215,031	252,437
Interest Rate Swap 5 Year MAC Futures	06/18/18	335	USD	32,332,734	135,432
Japanese Government 10 Year Bond Futures	06/13/18	8	JPY	1,206,160,000	4,428
Japanese Government 10 Year Bond Mini Futures	06/12/18	438	JPY	6,604,602,000	(4,487)
Lean Hogs Futures	06/14/18	15	USD	459,300	(3,738)

BHFTI-285

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Live Cattle Futures	06/29/18	83	USD	3,405,490	$(295,663)
Low Sulphur Gas Oil Futures	05/10/18	27	USD	1,668,600	14,452
MSCI Emerging Markets Index Mini Futures	06/15/18	408	USD	24,231,120	(806,828)
Natural Gas Futures	06/27/18	100	USD	2,832,000	19,200
New York Harbor ULSD Futures	04/30/18	19	USD	1,612,758	79,636
Nickel Futures	06/18/18	21	USD	1,675,296	(63,621)
OMX Stockholm 30 Index Futures	04/20/18	49	SEK	7,467,600	(17,842)
Russell 2000 Index Mini Futures	06/15/18	257	USD	19,675,920	(900,146)
S&P 500 Index E-Mini Futures	06/15/18	155	USD	20,483,250	(1,131,113)
S&P TSX 60 Index Futures	06/14/18	9	CAD	1,630,800	(15,671)
SPI 200 Index Futures	06/21/18	6	AUD	860,400	(28,130)
Silver Futures	05/29/18	37	USD	3,009,580	(113,368)
Soybean Futures	07/13/18	22	USD	1,161,050	3,782
Soybean Meal Futures	05/14/18	30	USD	1,152,000	156,507
Soybean Oil Futures	07/13/18	91	USD	1,754,298	(15,974)
Sugar No. 11 Futures	06/29/18	61	USD	851,267	(75,884)
TOPIX Index Futures	06/07/18	6	JPY	102,990,000	17,988
U.S. Treasury Long Bond Futures	06/20/18	115	USD	16,861,875	501,687
U.S. Treasury Note 10 Year Futures	06/20/18	35	USD	4,239,922	45,013
U.S. Treasury Note 2 Year Futures	06/29/18	56	USD	11,906,125	3,556
United Kingdom Long Gilt Bond Futures	06/27/18	149	GBP	18,300,180	407,271
Wheat Futures	07/13/18	51	USD	1,194,675	(26,933)
Zinc Futures	06/18/18	27	USD	2,211,975	(167,887)

Futures Contracts—Short
Nickel Futures	06/18/18	(1)	USD	(79,776)	714

Net Unrealized Appreciation					$450,693

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Received	Unrealized Appreciation
Pay	3M LIBOR	Quarterly	1.750%	Semi-Annually	06/20/20	USD	80,590,000	$(1,368,289)	$(1,429,586)	$61,297

Glossary of Abbreviations

Counterparties

(BBH)—	Brown Brothers Harriman & Co.
(BBP)—	Barclays Bank plc
(BONY)—	The Bank of New York Mellon
(SSBT)—	State Street Bank and Trust

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(SEK)—	Swedish Krona
(USD)—	United States Dollar

BHFTI-286

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Glossary of Abbreviations—(Continued)

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(ETF)—	Exchange Traded Fund

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$48,085,515	$—	$48,085,515
Total Mutual Fund*	40,575,267	—	—	40,575,267
Common Stocks
Aerospace & Defense	325,377	182,886	—	508,263
Air Freight & Logistics	63,169	47,618	—	110,787
Airlines	158,090	57,824	—	215,914
Auto Components	105,334	84,583	—	189,917
Automobiles	67,242	86,767	—	154,009
Banks	321,872	724,799	—	1,046,671
Beverages	268,893	532,646	—	801,539
Biotechnology	138,091	209,850	—	347,941
Building Products	26,181	17,977	—	44,158
Capital Markets	179,565	87,358	—	266,923
Chemicals	542,161	1,215,177	—	1,757,338
Commercial Services & Supplies	86,486	54,821	—	141,307
Communications Equipment	87,355	163,731	—	251,086
Construction & Engineering	61,751	18,235	—	79,986
Construction Materials	65,148	140,904	—	206,052
Consumer Finance	30,101	—	—	30,101
Containers & Packaging	219,128	38,891	—	258,019
Distributors	28,002	52,858	—	80,860
Diversified Consumer Services	14,636	18,176	—	32,812
Diversified Financial Services	34,920	100,210	—	135,130
Diversified Telecommunication Services	1,198,385	1,791,858	—	2,990,243
Electric Utilities	773,625	1,435,353	—	2,208,978
Electrical Equipment	94,209	78,119	—	172,328
Electronic Equipment, Instruments & Components	89,943	247,632	—	337,575
Energy Equipment & Services	174,391	87,529	—	261,920
Equity Real Estate Investment Trusts	386,563	210,634	—	597,197
Food & Staples Retailing	450,926	475,932	—	926,858
Food Products	460,362	935,238	—	1,395,600
Gas Utilities	—	330,890	—	330,890

BHFTI-287

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Health Care Equipment & Supplies	$288,255	$651,503	$—	$939,758
Health Care Providers & Services	345,543	489,172	—	834,715
Health Care Technology	17,052	—	—	17,052
Hotels, Restaurants & Leisure	177,321	515,221	—	692,542
Household Durables	34,195	165,023	—	199,218
Household Products	152,345	113,347	—	265,692
Independent Power and Renewable Electricity Producers	91,497	150,733	—	242,230
Industrial Conglomerates	51,798	261,121	—	312,919
Insurance	284,465	647,294	—	931,759
Internet & Direct Marketing Retail	50,833	—	—	50,833
Internet Software & Services	100,802	218,290	—	319,092
IT Services	390,882	502,551	—	893,433
Leisure Products	26,057	53,427	—	79,484
Life Sciences Tools & Services	115,379	123,198	—	238,577
Machinery	184,617	503,616	—	688,233
Marine	—	75,525	—	75,525
Media	196,781	344,499	—	541,280
Metals & Mining	221,133	342,098	—	563,231
Multi-Utilities	611,674	548,778	—	1,160,452
Multiline Retail	212,447	52,304	—	264,751
Oil, Gas & Consumable Fuels	792,013	1,928,118	—	2,720,131
Paper & Forest Products	—	145,621	—	145,621
Personal Products	88,137	176,881	—	265,018
Pharmaceuticals	312,918	888,050	—	1,200,968
Professional Services	53,723	128,720	—	182,443
Real Estate Management & Development	44,246	315,166	—	359,412
Road & Rail	165,842	155,812	—	321,654
Semiconductors & Semiconductor Equipment	245,180	352,559	—	597,739
Software	541,064	391,935	—	932,999
Specialty Retail	251,324	235,565	—	486,889
Technology Hardware, Storage & Peripherals	67,925	57,232	—	125,157
Textiles, Apparel & Luxury Goods	228,402	349,886	—	578,288
Tobacco	58,575	124,562	—	183,137
Trading Companies & Distributors	102,608	90,418	—	193,026
Transportation Infrastructure	—	292,284	—	292,284
Water Utilities	35,644	112,603	—	148,247
Wireless Telecommunication Services	53,996	476,893	—	530,889
Total Common Stocks	13,046,579	21,408,501	—	34,455,080
Total U.S. Treasury & Government Agencies*	—	25,623,156	—	25,623,156
Total Preferred Stocks*	—	72,223	—	72,223
Short-Term Investments
Mutual Funds	20,752,424	—	—	20,752,424
Repurchase Agreement	—	11,440,494	—	11,440,494
U.S. Treasury	—	29,461,969	—	29,461,969
Total Short-Term Investments	20,752,424	40,902,463	—	61,654,887
Total Investments	$74,374,270	$136,091,858	$—	$210,466,128

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$258,890	$—	$258,890
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(111,326)	—	(111,326)
Total Forward Contracts	$—	$147,564	$—	$147,564
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$4,725,600	$—	$—	$4,725,600
Futures Contracts (Unrealized Depreciation)	(4,274,907)	—	—	(4,274,907)
Total Futures Contracts	$450,693	$—	$—	$450,693
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$61,297	$—	$61,297

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Transfers from Level 2 to Level 1 in the amount of $54,860 were due to the discontinuation of a systematic fair valuation model factor. Transfers from Level 1 to Level 2 in the amount of $34,056 were due to the application of a systematic fair valuation model factor.

BHFTI-288

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

U.S. Treasury & Government Agencies—115.9% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—14.8%
Fannie Mae 30 Yr. Pool 3.500%, TBA (a)	208,420,000	$208,732,215
4.000%, TBA (a)	155,900,000	159,710,525
Fannie Mae ARM Pool 2.401%, 12M MTA + 1.200%, 07/01/44 (b)	12,143	12,344
2.401%, 12M MTA + 1.200%, 09/01/44 (b)	24,575	24,986
3.551%, 1Y CMT + 2.360%, 11/01/34 (b)	509,323	540,659
Fannie Mae REMICS (CMO) 1.681%, 1M LIBOR + 0.060%, 12/25/36 (b)	44,871	44,353
1.932%, 1M LIBOR + 0.060%, 07/25/37 (b)	398,730	392,076
2.022%, 1M LIBOR + 0.150%, 08/25/34 (b)	53,523	52,965
2.222%, 1M LIBOR + 0.350%, 07/25/37 (b)	6,486	6,475
2.252%, 1M LIBOR + 0.380%, 07/25/37 (b)	71,606	71,985
2.552%, 1M LIBOR + 0.680%, 02/25/41 (b)	1,465,519	1,493,655
3.465%, 12M LIBOR + 1.000%, 05/25/35 (b)	273,405	287,008
Fannie Mae Whole Loan (CMO) 2.222%, 1M LIBOR + 0.350%, 05/25/42 (b)	48,728	48,992
Freddie Mac ARM Non-Gold Pool 3.548%, 1Y CMT + 2.254%, 01/01/34 (b)	70,298	73,901
Freddie Mac REMICS (CMO) 1.927%, 1M LIBOR + 0.150%, 10/15/20 (b)	14,382	14,377
2.007%, 1M LIBOR + 0.230%, 02/15/19 (b)	76	76
2.136%, 07/15/44 (b)	5,320,000	5,306,123
2.227%, 1M LIBOR + 0.450%, 08/15/33 (b)	474,348	474,775
Freddie Mac Strips (CMO) 2.227%, 1M LIBOR + 0.450%, 09/15/42 (b)	6,292,659	6,335,845
Freddie Mac Structured Pass-Through Securities (CMO) 2.132%, 1M LIBOR + 0.260%, 08/25/31 (b)	39,404	39,204
2.263%, 12M MTA + 1.200%, 02/25/45 (b)	666,447	670,098
2.401%, 12M MTA + 1.200%, 10/25/44 (b)	2,209,706	2,236,975
Government National Mortgage Association (CMO) 2.405%, 1M LIBOR + 0.830%, 08/20/66 (b)	284,411	288,444
2.550%, 12M LIBOR + 0.750%, 04/20/67 (b)	3,419,484	3,528,036

		390,386,092

U.S. Treasury—101.1%
U.S. Treasury Inflation Indexed Bonds 0.500%, 01/15/28 (c) (d) (e)	55,568,164	54,574,686
0.625%, 02/15/43 (c) (d) (f)	9,776,644	9,216,664
0.750%, 02/15/42 (d)	32,047,327	31,208,759
0.750%, 02/15/45 (c) (d)	24,205,430	23,338,057
0.875%, 02/15/47 (c) (d) (f)	72,795,962	72,262,691
1.000%, 02/15/46 (d)	67,241,554	68,866,569
1.000%, 02/15/48 (d)	14,310,915	14,681,324
1.375%, 02/15/44 (c) (d)	77,527,965	86,208,283
1.750%, 01/15/28 (c) (d)	118,891,642	130,711,553
2.000%, 01/15/26 (c) (d)	41,402,449	45,717,995
2.125%, 02/15/40 (c) (d)	41,532,622	52,419,993
2.125%, 02/15/41 (c) (d)	12,195,625	15,483,079
2.375%, 01/15/25 (c) (d)	229,841,152	257,378,924
2.375%, 01/15/27 (c) (d)	24,626,956	28,214,518
2.500%, 01/15/29 (c) (d)	134,393,125	159,192,041
3.375%, 04/15/32 (d) (f)	10,245,242	13,789,619
3.625%, 04/15/28 (c) (d) (f)	58,204,821	74,618,397
3.875%, 04/15/29 (c) (d)	56,977,470	75,833,450

U.S. Treasury—(Continued)
U.S. Treasury Inflation Indexed Notes 0.125%, 04/15/19 (c) (d)	51,765,414	51,726,800
0.125%, 04/15/20 (c) (d) (f)	120,259,209	119,790,941
0.125%, 04/15/21 (c) (d) (f) (g)	269,036,097	266,745,088
0.125%, 01/15/22 (d) (f) (g) (h)	7,259,452	7,182,246
0.125%, 04/15/22 (c) (d) (g)	11,286,776	11,127,677
0.125%, 07/15/22 (c) (d)	83,793,867	82,955,858
0.125%, 01/15/23 (c) (d)	145,013,468	142,598,916
0.125%, 07/15/24 (c) (d)	26,548,851	25,938,080
0.125%, 07/15/26 (c) (d)	26,012,672	24,999,610
0.250%, 01/15/25 (c) (d)	119,094,158	116,471,585
0.375%, 07/15/23 (c) (d)	184,319,694	183,723,731
0.375%, 07/15/25 (c) (d)	27,108,338	26,765,783
0.375%, 01/15/27 (d) (f) (g)	4,903,945	4,779,242
0.625%, 07/15/21 (d) (f) (g) (h)	10,518,391	10,646,091
0.625%, 01/15/24 (c) (d)	79,426,863	79,849,384
0.625%, 01/15/26 (c) (d)	128,966,153	128,947,022
1.250%, 07/15/20 (c) (d)	57,566,442	59,099,520
1.375%, 07/15/18 (d) (f) (g) (h)	1,195,220	1,207,250
1.375%, 01/15/20 (c) (d)	30,675,563	31,335,089
1.875%, 07/15/19 (c) (d) (h) (i)	16,603,007	17,048,962
U.S. Treasury Notes 1.875%, 02/28/22 (c)	49,600,000	48,441,375
1.875%, 04/30/22 (f)	200,000	195,055
1.875%, 07/31/22 (c) (f) (h)	3,800,000	3,698,023

		2,658,989,930

Total U.S. Treasury & Government Agencies (Cost $3,140,897,517)		3,049,376,022

Foreign Government—9.4%

Banks—0.3%
Development Bank of Japan, Inc. 2.125%, 09/01/22 (144A)	2,400,000	2,315,892
Dexia Credit Local S.A. 2.500%, 01/25/21 (144A)	4,880,000	4,844,941

		7,160,833

Sovereign—9.1%
Argentina Bocon 22.844%, BADLAR + 0.000%, 10/04/22 (ARS) (b) (d)	300,000	24,661
Argentina POM Politica Monetaria 27.250%, 06/21/20 (ARS) (b)	134,215,000	7,134,757
Argentine Bonos del Tesoro 24.949%, BADLAR + 2.000%, 04/03/22 (ARS) (b)	13,576,000	687,166
Argentine Republic Government International Bonds 5.875%, 01/11/28	3,000,000	2,821,500
6.875%, 01/26/27	7,600,000	7,748,200
Australia Government Bond 3.000%, 09/20/25 (AUD) (d)	11,150,000	12,073,438
Brazil Letras do Tesouro Nacional 8.334%, 07/01/18 (BRL)	209,100,000	62,380,070
Bundesobligation 0.250%, 04/13/18 (EUR)	4,700,000	5,783,958

BHFTI-289

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Canadian Government Real Return Bond 4.250%, 12/01/26 (CAD) (d)	7,196,304	$7,445,090
Cyprus Government International Bonds 2.750%, 06/27/24 (EUR)	390,000	513,807
3.750%, 07/26/23 (EUR)	1,080,000	1,490,744
3.875%, 05/06/22 (EUR)	940,000	1,295,686
4.250%, 11/04/25 (EUR)	950,000	1,364,723
France Government Bond OAT 0.100%, 03/01/25 (EUR) (d)	8,531,008	11,306,460
0.250%, 07/25/24 (EUR) (d)	3,948,002	5,347,603
Italy Buoni Ordinari del Tesoro BOT Zero Coupon, 04/13/18 (EUR)	10,180,000	12,527,769
Zero Coupon, 04/30/18 (EUR)	3,500,000	4,308,309
Italy Buoni Poliennali Del Tesoro 0.100%, 05/15/23 (EUR) (d)	7,503,391	9,533,526
2.350%, 09/15/24 (144A) (EUR) (d)	4,517,581	6,485,284
Japan Bank for International Cooperation 2.375%, 07/21/22	1,200,000	1,172,157
Japanese Government CPI Linked Bonds 0.100%, 03/10/24 (JPY) (d)	175,270,000	1,725,604
0.100%, 03/10/27 (JPY) (d)	2,366,403,000	23,620,663
Mexican Bonos 7.750%, 05/29/31 (MXN)	97,900,000	5,510,241
New Zealand Government Bonds 2.500%, 09/20/35 (NZD) (d)	1,553,550	1,264,767
3.000%, 09/20/30 (NZD) (d)	11,600,000	10,067,697
United Kingdom Gilt Inflation Linked Bonds 0.125%, 03/22/26 (GBP) (d)	10,676,403	17,343,496
0.125%, 03/22/46 (GBP) (d)	2,236,039	5,104,167
0.125%, 11/22/56 (GBP) (d)	897,351	2,456,317
0.125%, 11/22/65 (GBP) (d)	954,027	3,101,989
0.375%, 03/22/62 (GBP) (d)	11,706	38,166
1.875%, 11/22/22 (GBP) (d)	2,456,519	4,101,663
4.250%, 12/07/27 (GBP)	2,000,000	3,541,572

		239,321,250

Total Foreign Government (Cost $246,071,446)		246,482,083

Asset-Backed Securities—7.8%

Asset-Backed - Home Equity—0.5%
Bear Stearns Asset-Backed Securities Trust 2.372%, 1M LIBOR + 0.500%, 12/25/35 (b)	455,907	455,001
Citigroup Mortgage Loan Trust, Inc. 2.017%, 1M LIBOR + 0.145%, 09/25/36 (144A) (b)	2,559,869	2,458,593
2.332%, 1M LIBOR + 0.460%, 10/25/35 (b)	3,700,000	3,411,250
First NLC Trust 1.942%, 1M LIBOR + 0.070%, 08/25/37 (144A) (b)	1,145,561	717,891
Home Equity Asset Trust 2.727%, 1M LIBOR + 0.855%, 08/25/34 (b)	857,724	849,314
HSI Asset Securitization Corp. Trust 1.922%, 1M LIBOR + 0.050%, 10/25/36 (b)	6,209	3,206
Master Asset-Backed Securities Trust 2.372%, 1M LIBOR + 0.500%, 10/25/35 (b)	166,355	152,064

Asset-Backed - Home Equity—(Continued)
Morgan Stanley ABS Capital, Inc. Trust 2.532%, 1M LIBOR + 0.660%, 01/25/35 (b)	736,006	717,556
Nomura Home Equity Loan, Inc 2.162%, 1M LIBOR + 0.290%, 03/25/36 (b)	3,000,000	2,902,404
NovaStar Mortgage Funding Trust 2.577%, 1M LIBOR + 0.705%, 01/25/36 (b)	2,000,000	1,981,037
Soundview Home Loan Trust 1.932%, 1M LIBOR + 0.060%, 11/25/36 (144A) (b)	50,582	23,341

		13,671,657

Asset-Backed - Other—6.2%
Adagio CLO 0.660%, 10/15/29 (144A) (EUR) (b)	300,000	370,597
1.100%, 10/15/29 (144A) (EUR)	250,000	307,625
Amortizing Residential Collateral Trust 2.997%, 1M LIBOR + 1.125%, 08/25/32 (b)	989,108	975,312
AtriumI 2.575%, 04/22/27 (144A) (b)	2,500,000	2,499,025
Avery Point CLO, Ltd. 2.845%, 3M LIBOR + 1.100%, 04/25/26 (144A) (b)	8,100,000	8,098,785
Babson Euro CLO B.V. 0.492%, 10/25/29 (144A) (EUR) (b)	700,000	860,950
Bayview Opportunity Master Fund Trust 3.475%, 04/28/32 (144A) (b)	228,372	228,047
Benefit Street Partners CLO, Ltd. 2.514%, 07/18/27 (144A) (b)	1,300,000	1,299,910
Black Diamond CLO, Ltd. 0.650%, 10/03/29 (144A) (EUR) (b)	2,120,000	2,607,322
1.050%, 10/03/29 (144A) (b)	1,370,000	1,370,401
Carlyle Global Market Strategies Euro CLO, Ltd. 0.730%, 09/21/29 (144A) (EUR) (b)	300,000	370,635
Catamaran CLO, Ltd. 2.363%, 01/27/28 (144A) (b)	4,020,000	4,029,302
Cavalry CLO, Ltd. 2.572%, 10/15/26 (144A) (b)	1,300,000	1,300,043
CIFC Funding, Ltd. 2.502%, 3M LIBOR + 0.780%, 04/15/27 (144A) (b)	5,860,000	5,857,176
CIT Mortgage Loan Trust 3.222%, 1M LIBOR + 1.350%, 10/25/37 (144A) (b)	5,071,925	5,096,885
CoreVest American Finance Trust 2.968%, 10/15/49 (144A)	1,087,799	1,067,492
Credit-Based Asset Servicing and Securitization LLC 1.992%, 1M LIBOR + 0.120%, 07/25/37 (144A) (b)	113,370	74,917
CSAB Mortgage-Backed Trust 5.720%, 09/25/36	600,284	355,156
CVP Cascade CLO-1, Ltd. 2.872%, 3M LIBOR + 1.150%, 01/16/26 (144A) (b)	1,200,000	1,199,696
CWABS Asset-Backed Certificates Trust 2.402%, 1M LIBOR + 0.530%, 02/25/36 (b)	4,900,000	4,857,547
Equity One Mortgage Pass-Through Trust 2.472%, 1M LIBOR + 0.600%, 04/25/34 (b)	104,214	92,454
First Franklin Mortgage Loan Trust 2.182%, 1M LIBOR + 0.310%, 07/25/36 (b)	3,300,000	3,121,887
Flagship, Ltd. 2.865%, 3M LIBOR + 1.120%, 01/20/26 (144A) (b)	5,600,000	5,597,631

BHFTI-290

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
GSAMP Trust 2.607%, 1M LIBOR + 0.735%, 09/25/35 (b)	309,427	$302,249
Halcyon Loan Advisors Funding, Ltd. 2.665%, 04/20/27 (144A) (b)	2,300,000	2,299,020
Hildebe CLO, Ltd. 2.919%, 3M LIBOR + 1.180%, 07/19/26 (144A) (b)	13,500,000	13,495,248
HSI Asset Securitization Corp. Trust 2.032%, 1M LIBOR + 0.160%, 05/25/37 (b)	457,901	449,925
Jamestown CLO, Ltd. 2.412%, 07/15/26 (144A) (b)	5,300,000	5,297,636
2.951%, 3M LIBOR + 1.220%, 01/17/27 (144A) (b)	6,800,000	6,798,456
Jubilee CLO B.V. 0.511%, 07/12/28 (144A) (EUR) (b)	1,300,000	1,604,185
KVK CLO, Ltd. 2.622%, 01/15/28 (144A) (b)	2,390,000	2,392,792
Long Beach Mortgage Loan Trust 2.332%, 1M LIBOR + 0.460%, 01/25/46 (b)	188,562	188,623
2.607%, 1M LIBOR + 0.735%, 08/25/35 (b)	730,854	730,803
Morgan Stanley ABS Capital, Inc. Trust 2.847%, 1M LIBOR + 0.975%, 07/25/34 (b)	84,371	83,029
Morgan Stanley IXIS Real Estate Capital Trust 1.922%, 1M LIBOR + 0.050%, 11/25/36 (b)	674	342
MP CLO, Ltd. 2.574%, 04/18/27 (144A) (b)	840,000	839,803
OCP CLO, Ltd. 2.522%, 07/15/27 (144A) (b)	3,100,000	3,098,435
2.573%, 10/26/27 (144A) (b)	250,000	249,876
2.581%, 04/17/27 (144A) (b)	1,700,000	1,699,182
OHA Credit Partners, Ltd. 2.755%, 3M LIBOR + 1.010%, 10/20/25 (144A) (b)	6,381,464	6,380,022
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 2.362%, 1M LIBOR + 0.490%, 09/25/35 (b)	200,000	199,400
2.922%, 1M LIBOR + 1.050%, 10/25/34 (b)	4,000,000	4,038,475
Penta CLO B.V. 0.790%, 3M EURIBOR + 0.790%, 08/04/28 (144A) (EUR) (b)	1,300,000	1,600,791
RAAC Trust 2.212%, 1M LIBOR + 0.340%, 08/25/36 (b)	764,000	732,369
Shackleton CLO, Ltd. 2.842%, 3M LIBOR + 1.120%, 01/13/25 (144A) (b)	900,000	899,717
Small Business Administration Participation Certificates 5.510%, 11/01/27	1,436,901	1,505,321
Sound Point CLO, Ltd. 2.582%, 04/15/27 (144A) (b)	4,000,000	3,998,212
2.625%, 07/20/27 (144A) (b)	1,200,000	1,200,928
Structured Asset Securities Corp. Mortgage Loan Trust 3.164%, 1M LIBOR + 1.500%, 04/25/35 (b)	217,662	212,888
THL Credit Wind River CLO, Ltd. 2.592%, 10/15/27 (144A) (b)	400,000	399,821
TICP CLO, Ltd. 2.905%, 3M LIBOR + 1.160%, 07/20/26 (144A) (b)	10,600,000	10,596,322
Tralee CLO, Ltd. 2.775%, 10/20/27 (144A) (b)	3,200,000	3,201,050
U.S. Residential Opportunity Fund Trust 3.352%, 11/27/37 (144A)	1,405,840	1,402,157

Asset-Backed - Other—(Continued)
Venture CLO, Ltd. 2.542%, 3M LIBOR + 0.820%, 04/15/27 (144A) (b)	7,240,000	7,236,967
2.602%, 07/15/27 (144A) (b)	2,700,000	2,698,909
Vericrest Opportunity Loan Trust LLC 3.125%, 09/25/47 (144A)	3,454,175	3,435,209
3.250%, 06/25/47 (144A)	124,617	124,084
3.375%, 04/25/47 (144A)	874,115	872,284
3.500%, 03/25/47 (144A)	572,103	571,024
Vibrant CLO, Ltd. 2.641%, 3M LIBOR + 0.900%, 07/24/24 (144A) (b)	5,899,120	5,900,005
Voya CLO, Ltd. 2.465%, 3M LIBOR + 0.720%, 07/25/26 (144A) (b)	5,800,000	5,797,877
WhiteHorse, Ltd. 2.978%, 3M LIBOR + 1.200%, 02/03/25 (144A) (b)	4,699,209	4,700,835
Z Capital Credit Partners CLO, Ltd. 2.672%, 07/16/27 (144A) (b)	4,710,000	4,711,441

		163,584,507

Asset-Backed - Student Loan—1.1%
College Loan Corp. Trust 1.995%, 3M LIBOR + 0.250%, 01/25/24 (b)	900,000	888,612
Navient Student Loan Trust 3.022%, 1M LIBOR + 1.150%, 03/25/66 (144A) (b)	3,920,896	3,984,711
SLM Private Education Loan Trust 1.850%, 06/17/30 (144A)	2,048,693	$2,034,235
4.027%, 1M LIBOR + 2.250%, 06/16/42 (144A) (b)	1,480,000	1,535,043
SLM Student Loan Trust Zero Coupon, 3M EURIBOR + 0.260%, 12/15/23 (EUR) (b)	711,482	873,655
Zero Coupon, 3M EURIBOR + 0.270%, 06/17/24 (EUR) (b)	1,196,229	1,472,115
2.295%, 3M LIBOR + 0.550%, 10/25/64 (144A) (b)	3,700,000	3,667,901
3.245%, 3M LIBOR + 1.500%, 04/25/23 (b)	7,878,791	8,040,899
SoFi Professional Loan Program LLC 2.050%, 01/25/41 (144A)	4,969,057	4,930,381

		27,427,552

Total Asset-Backed Securities (Cost $201,408,791)		204,683,716

Corporate Bonds & Notes—7.0%

Agriculture—0.2%
BAT Capital Corp. 2.423%, 08/14/20 (144A) (b)	4,000,000	4,012,541
BAT International Finance plc 2.750%, 06/15/20 (144A)	100,000	99,146
Imperial Brands Finance plc 2.950%, 07/21/20 (144A)	200,000	198,567
Japan Tobacco, Inc. 2.100%, 07/23/18 (144A)	100,000	99,929

		4,410,183

BHFTI-291

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Auto Manufacturers—0.2%
American Honda Finance Corp. 2.137%, 3M LIBOR + 0.350%, 11/05/21 (b)	210,000	$210,154
Ford Motor Credit Co. LLC 2.943%, 01/08/19	100,000	100,021
5.000%, 05/15/18	2,000,000	2,004,799
General Motors Co. 2.594%, 3M LIBOR + 0.800%, 08/07/20 (b)	170,000	170,162
General Motors Financial Co., Inc. 2.350%, 10/04/19	200,000	198,165
2.967%, 3M LIBOR + 1.270%, 10/04/19 (b)	100,000	101,062
Volkswagen Group of America Finance LLC 2.125%, 05/23/19 (144A)	1,400,000	1,390,776
2.374%, 3M LIBOR + 0.470%, 05/22/18 (144A) (b)	1,200,000	1,199,651
2.450%, 11/20/19 (144A)	500,000	494,729

		5,869,519

Banks—3.6%
Banco Bilbao Vizcaya Argentaria S.A. 7.000%, 5Y EUR Swap + 6.155%, 02/19/19 (EUR) (b)	800,000	1,032,397
Bank of America Corp. 5.875%, 03/15/28	1,570,000	1,579,904
Bank of America N.A. 1.750%, 06/05/18	15,300,000	15,279,666
Barclays plc 7.000%, 5Y GBP Swap + 5.084%, 09/15/19 (GBP) (b)	300,000	440,388
BBVA Bancomer S.A. 6.500%, 03/10/21 (144A)	4,800,000	5,100,000
Cooperatieve Rabobank UA 5.500%, 5Y EUR Swap + 5.250%, 06/29/20 (EUR) (b)	1,200,000	1,592,817
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 09/15/22	6,600,000	6,646,124
Deutsche Bank AG 4.250%, 10/14/21	11,700,000	11,883,706
Dexia Credit Local S.A. 2.375%, 09/20/22 (144A)	4,900,000	4,777,978
Goldman Sachs Group, Inc. (The) 2.876%, 10/31/22	4,000,000	3,915,727
3.325%, 3M LIBOR + 1.200%, 09/15/20 (b)	10,000,000	10,157,890
ING Bank NV 2.625%, 12/05/22 (144A)	3,300,000	3,232,505
JPMorgan Chase & Co. 7.900%, 3M LIBOR + 3.470%, 04/30/18 (b)	900,000	904,590
Lloyds Banking Group plc 6.375%, 5Y EUR Swap + 5.290%, 06/27/20 (EUR) (b)	700,000	929,169
Macquarie Bank, Ltd. 2.047%, 04/04/19 (144A) (b)	5,300,000	5,304,027
Mitsubishi UFJ Financial Group, Inc. 3.886%, 3M LIBOR + 1.880%, 03/01/21 (b)	1,686,000	1,746,752
Nykredit Realkredit A/S 2.500%, 10/01/47 (DKK)	54,381	9,353

Banks—(Continued)
Realkredit Danmark A/S 1.000%, 04/01/18 (DKK)	4,100,000	676,724
2.500%, 07/01/47 (DKK)	92,814	15,952
State Bank of India 2.654%, 3M LIBOR + 0.950%, 04/06/20 (b)	5,500,000	5,502,200
UBS AG 2.355%, 3M LIBOR + 0.320%, 12/07/18 (144A) (b)	6,800,000	6,804,672
2.627%, 3M LIBOR + 0.580%, 06/08/20 (144A) (b)	7,100,000	7,125,837

		94,658,378

Commercial Services—0.0%
ERAC USA Finance LLC 2.800%, 11/01/18 (144A)	100,000	100,003
5.250%, 10/01/20 (144A)	100,000	104,961

		204,964

Computers—0.0%
Dell International LLC / EMC Corp. 3.480%, 06/01/19 (144A)	300,000	301,357

Diversified Financial Services—0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.750%, 05/15/19	1,100,000	1,106,885
4.625%, 10/30/20	400,000	411,730
Air Lease Corp. 4.750%, 03/01/20	100,000	102,810
Ally Financial, Inc. 3.750%, 11/18/19	200,000	201,134
BRFkredit A/S 2.500%, 10/01/47 (DKK)	46,741	8,039
International Lease Finance Corp. 5.875%, 04/01/19	300,000	308,187
6.250%, 05/15/19	800,000	827,459
8.250%, 12/15/20	900,000	1,000,406
LeasePlan Corp. NV 2.875%, 01/22/19 (144A)	100,000	99,687
Navient Corp. 4.875%, 06/17/19	200,000	201,600
5.500%, 01/15/19	1,400,000	1,415,400
Nordea Kredit Realkreditaktieselskab 2.500%, 10/01/47 (DKK)	9,000	1,548
Springleaf Finance Corp. 8.250%, 12/15/20	100,000	108,875

		5,793,760

Electric—0.3%
Iberdrola Finance Ireland, Ltd. 5.000%, 09/11/19 (144A)	100,000	102,758
NextEra Energy Capital Holdings, Inc. 2.372%, 3M LIBOR + 0.315%, 09/03/19 (b)	4,530,000	4,529,035
Sempra Energy 2.575%, 3M LIBOR + 0.450%, 03/15/21 (b)	1,800,000	1,805,238

BHFTI-292

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Southern Power Co. 2.752%, 3M LIBOR + 0.550%, 12/20/20 (144A) (b)	2,200,000	$2,202,602

		8,639,633

Home Builders—0.0%
DR Horton, Inc. 3.750%, 03/01/19	100,000	100,459

Machinery-Diversified—0.4%
John Deere Capital Corp. 2.538%, 3M LIBOR + 0.290%, 06/22/20 (b)	8,800,000	8,805,847

Media—0.0%
Sky plc 2.625%, 09/16/19 (144A)	100,000	99,579
Time Warner Cable LLC 5.000%, 02/01/20	200,000	205,415
8.250%, 04/01/19	100,000	104,944

		409,938

Miscellaneous Manufacturing—0.2%
Textron, Inc. 2.361%, 3M LIBOR + 0.550%, 11/10/20 (b)	4,620,000	4,615,016

Oil & Gas—0.7%
Gazprom OAO Via Gaz Capital S.A. 3.375%, 11/30/18 (CHF)	150,000	159,932
4.625%, 10/15/18 (EUR)	980,000	1,231,434
Petrobras Global Finance B.V. 4.375%, 05/20/23	300,000	294,390
5.299%, 01/27/25 (144A)	5,418,000	5,350,275
5.999%, 01/27/28 (144A)	2,918,000	2,888,820
6.125%, 01/17/22	5,000,000	5,335,000
6.250%, 03/17/24	500,000	527,750
6.250%, 12/14/26 (GBP)	400,000	599,869
8.375%, 12/10/18	900,000	930,609

		17,318,079

Pharmaceuticals—0.0%
EMD Finance LLC 2.950%, 03/19/22 (144A)	40,000	39,390
Teva Pharmaceutical Finance IV LLC 2.250%, 03/18/20	100,000	94,764

		134,154

Pipelines—0.5%
Enable Midstream Partners L.P. 2.400%, 05/15/19	100,000	98,939
Enbridge, Inc. 2.108%, 3M LIBOR + 0.400%, 01/10/20 (b)	4,700,000	4,690,271
2.825%, 3M LIBOR + 0.700%, 06/15/20 (b)	5,600,000	5,621,424
Kinder Morgan Energy Partners L.P. 9.000%, 02/01/19	100,000	104,805

Pipelines—(Continued)
Kinder Morgan, Inc. 7.250%, 06/01/18	300,000	301,972
Plains All American Pipeline L.P. / PAA Finance Corp. 2.600%, 12/15/19	100,000	98,706
Regency Energy Partners L.P. / Regency Energy Finance Corp. 5.750%, 09/01/20	100,000	104,594
Sabine Pass Liquefaction LLC 5.625%, 02/01/21	100,000	105,140
Spectra Energy Partners L.P. 2.725%, 3M LIBOR + 0.700%, 06/05/20 (b)	600,000	604,012
TransCanada PipeLines, Ltd. 3.800%, 10/01/20	600,000	610,979

		12,340,842

Real Estate—0.0%
Akelius Residential Property AB 3.375%, 09/23/20 (EUR)	100,000	132,148

Real Estate Investment Trusts—0.2%
American Tower Corp. 2.800%, 06/01/20	300,000	297,790
Unibail-Rodamco SE 2.492%, 3M LIBOR + 0.770%, 04/16/19 (b)	5,800,000	5,820,660

		6,118,450

Software—0.0%
VMware, Inc. 2.950%, 08/21/22	450,000	431,258
3.900%, 08/21/27	300,000	283,992

		715,250

Telecommunications—0.5%
AT&T, Inc. 2.372%, 3M LIBOR + 0.650%, 01/15/20 (b)	3,890,000	3,904,294
2.672%, 3M LIBOR + 0.950%, 07/15/21 (b)	6,200,000	6,265,617
5.150%, 02/14/50	2,200,000	2,222,377
5.300%, 08/14/58	700,000	705,852
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.360%, 09/20/21 (144A)	87,500	86,953
Telefonica Emisiones S.A.U. 5.877%, 07/15/19	400,000	414,861

		13,599,954

Transportation—0.0%
AP Moeller - Maersk A/S 2.550%, 09/22/19 (144A)	100,000	99,466
Ryder System, Inc. 2.450%, 09/03/19	100,000	99,267

		198,733

Total Corporate Bonds & Notes (Cost $183,833,306)		184,366,664

BHFTI-293

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Mortgage-Backed Securities—1.7%

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—1.4%
Banc of America Funding Trust 2.042%, 1M LIBOR + 0.220%, 07/20/36 (b)	85,795	$85,871
3.642%, 02/20/36 (b)	587,537	582,432
Banc of America Mortgage Trust 3.581%, 09/25/35 (b)	79,286	77,141
3.778%, 06/25/35 (b)	157,172	148,213
3.939%, 11/25/34 (b)	32,909	33,921
Bear Stearns Adjustable Rate Mortgage Trust 3.660%, 03/25/35 (b)	277,640	271,882
Bear Stearns ALT-A Trust 2.032%, 1M LIBOR + 0.160%, 02/25/34 (b)	159,593	148,563
3.589%, 09/25/35 (b)	1,030,757	910,581
Chase Mortgage Finance Trust 3.458%, 02/25/37 (b)	61,310	60,951
Citigroup Mortgage Loan Trust 1.821%, 1M LIBOR + 0.200%, 06/25/47 (144A) (b)	1,819,844	1,820,323
3.128%, 08/25/35 (b)	43,468	42,975
3.430%, 1Y CMT + 2.400%, 05/25/35 (b)	24,899	25,023
Countrywide Alternative Loan Trust 2.002%, 1M LIBOR + 0.180%, 02/20/47 (b)	909,300	738,885
2.052%, 1M LIBOR + 0.180%, 05/25/47 (b)	267,720	260,217
2.152%, 1M LIBOR + 0.280%, 12/25/35 (b)	26,327	25,099
5.500%, 06/25/25	504,203	492,654
Countrywide Home Loan Mortgage Pass-Through Trust 2.452%, 1M LIBOR + 0.580%, 04/25/35 (b)	620,106	586,660
3.412%, 08/25/34 (b)	115,260	108,529
3.560%, 11/20/34 (b)	178,682	177,893
3.707%, 11/19/33 (b)	15,907	16,057
Countrywide Home Reperforming Loan REMIC Trust 2.212%, 1M LIBOR + 0.340%, 06/25/35 (144A) (b)	81,308	78,155
Credit Suisse Mortgage Capital Certificates 2.061%, 1M LIBOR + 0.500%, 11/30/37 (144A) (b)	2,600,000	2,268,717
5.561%, 10/26/36 (144A) (b)	135,361	122,746
Deutsche ALT-B Securities Mortgage Loan Trust 1.972%, 1M LIBOR + 0.100%, 10/25/36 (b)	23,403	18,131
5.869%, 10/25/36	412,502	389,354
5.886%, 10/25/36	412,502	389,348
Eurosail-UK plc 1.554%, 3M GBP LIBOR + 0.950%, 06/13/45 (GBP) (b)	2,536,181	3,532,234
First Horizon Alternative Mortgage Securities Trust 3.342%, 06/25/34 (b)	164,389	163,234
GreenPoint Mortgage Funding Trust 2.412%, 1M LIBOR + 0.540%, 11/25/45 (b)	163,640	144,428
GreenPoint MTA Trust 2.312%, 1M LIBOR + 0.440%, 06/25/45 (b)	290,724	277,088
GSR Mortgage Loan Trust 3.552%, 12/25/34 (b)	907,622	913,930
3.614%, 09/25/35 (b)	228,588	233,159
3.635%, 05/25/35 (b)	402,718	395,723
3.734%, 11/25/35 (b)	508,856	471,770
3.775%, 01/25/35 (b)	155,558	153,437
HarborView Mortgage Loan Trust 2.248%, 1M LIBOR + 0.440%, 05/19/35 (b)	76,170	73,161
2.368%, 1M LIBOR + 0.560%, 02/19/36 (b)	158,120	134,526
2.422%, 1M LIBOR + 0.600%, 06/20/35 (b)	393,939	388,547

Collateralized Mortgage Obligations—(Continued)
IndyMac INDA Mortgage Loan Trust 3.853%, 11/25/35 (b)	276,639	263,720
JPMorgan Mortgage Trust 3.161%, 07/27/37 (144A) (b)	736,210	717,308
3.580%, 06/25/35 (b)	585,115	580,276
3.647%, 08/25/35 (b)	318,786	310,628
3.676%, 07/25/35 (b)	165,276	168,863
3.702%, 02/25/35 (b)	243,274	241,158
3.702%, 09/25/35 (b)	67,163	66,345
3.704%, 07/25/35 (b)	155,486	159,295
3.754%, 08/25/35 (b)	247,238	248,798
Lehman XS Trust 2.142%, 1M LIBOR + 0.270%, 12/25/35 (b)	152,170	151,116
MASTR Adjustable Rate Mortgages Trust 3.153%, 12/25/33 (b)	105,932	103,670
3.469%, 11/21/34 (b)	151,788	155,686
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 2.217%, 1M LIBOR + 0.440%, 12/15/30 (b)	28,222	27,326
2.477%, 1M LIBOR + 0.700%, 11/15/31 (b)	173,955	173,941
Merrill Lynch Mortgage Investors Trust 2.122%, 1M LIBOR + 0.250%, 11/25/35 (b)	31,922	30,836
2.664%, 1M LIBOR + 1.000%, 10/25/35 (b)	109,752	104,705
3.386%, 12/25/35 (b)	163,392	150,306
National Credit Union Administration Guaranteed Notes 2.161%, 1M LIBOR + 0.450%, 10/07/20 (b)	1,441,108	1,446,368
2.181%, 1M LIBOR + 0.560%, 12/08/20 (b)	3,194,377	3,213,444
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 2.922%, 1M LIBOR + 1.050%, 04/25/35 (b)	2,000,000	1,886,926
Residential Accredit Loans, Inc. 2.221%, 1M LIBOR + 0.300%, 08/25/35 (b)	120,418	106,714
2.643%, 12M MTA + 1.360%, 09/25/45 (b)	122,551	116,184
Sequoia Mortgage Trust 2.022%, 1M LIBOR + 0.200%, 07/20/36 (b)	909,748	866,663
2.508%, 1M LIBOR + 0.700%, 10/19/26 (b)	41,279	41,509
Structured Adjustable Rate Mortgage Loan Trust 2.682%, 12M MTA + 1.400%, 01/25/35 (b)	95,368	89,036
3.689%, 02/25/34 (b)	115,957	116,905
3.809%, 12/25/34 (b)	84,724	83,821
Structured Asset Mortgage Investments II Trust 2.058%, 1M LIBOR + 0.250%, 07/19/35 (b)	158,245	150,747
2.062%, 1M LIBOR + 0.190%, 06/25/36 (b)	83,224	81,932
2.082%, 1M LIBOR + 0.210%, 05/25/36 (b)	38,883	32,523
2.468%, 1M LIBOR + 0.660%, 10/19/34 (b)	78,081	75,242
Swan Trust 3.110%, BBSW1M + 1.300%, 04/25/41 (AUD) (b)	121,717	94,805
TBW Mortgage-Backed Trust 6.015%, 07/25/37	243,988	178,539
Thrones plc 2.023%, 3M GBP LIBOR + 1.500%, 07/20/44 (GBP) (b)	35,466	49,852
WaMu Mortgage Pass-Through Certificates Trust 2.011%, 12M MTA + 0.810%, 12/25/46 (b)	83,276	81,875
2.053%, 12M MTA + 0.770%, 05/25/47 (b)	369,234	351,461
2.277%, COFI + 1.500%, 07/25/46 (b)	583,134	569,231

BHFTI-294

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Shares/ Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
WaMu Mortgage Pass-Through Certificates Trust 2.277%, COFI + 1.500%, 11/25/46 (b)	184,401	$174,108
2.283%, 12M MTA + 1.000%, 02/25/46 (b)	144,652	141,515
2.283%, 12M MTA + 1.000%, 08/25/46 (b)	5,488,142	5,125,120
2.483%, 12M MTA + 1.200%, 11/25/42 (b)	19,209	18,224
3.353%, 12/25/35 (b)	129,769	119,543
3.468%, 08/25/35 (b)	69,053	65,118
Wells Fargo Mortgage-Backed Securities Trust 3.528%, 09/25/34 (b)	179,556	183,585
3.603%, 04/25/36 (b)	407,288	412,418
3.707%, 11/25/34 (b)	101,840	102,697
3.760%, 03/25/36 (b)	76,943	74,094
4.153%, 04/25/36 (b)	184,278	170,703

		36,636,437

Commercial Mortgage-Backed Securities—0.3%
GS Mortgage Securities Trust 4.592%, 08/10/43 (144A)	25,000	25,778
Vornado DP LLC Trust 4.004%, 09/13/28 (144A)	7,000,000	7,193,388

		7,219,166

Total Mortgage-Backed Securities (Cost $40,109,733)		43,855,603

Municipals—0.1%
South Carolina Student Loan Corp. 2.146%, 12/01/23 (b)	898,100	894,552
Tobacco Settlement Finance Authority 7.467%, 06/01/47	710,000	703,078

Total Municipals (Cost $1,577,416)		1,597,630

Convertible Preferred Stock—0.0%

Banks—0.0%
Wells Fargo & Co., Series L 7.500%, 12/31/49 (Cost $900,000)	900	1,161,000

Floating Rate Loans (j)—0.0%

Hotels, Restaurants & Leisure—0.0%
Las Vegas Sands LLC Term Loan B, 3.627%, 3M LIBOR + 1.750%, 03/27/25	98,492	98,839

Pipelines—0.0%
Cheniere Energy Partners, L.P. Delayed Draw Term Loan, 4.127%, 1M LIBOR + 2.250%, 02/25/20	200,000	200,125

Total Floating Rate Loans (Cost $298,703)		298,964

Short-Term Investments—26.5%
Security Description	Principal Amount*	Value

Certificate of Deposit—0.6%
Barclays Bank plc 1.940%, 09/04/18	10,000,000	9,977,281
2.355%, 3M LIBOR + 0.470%, 05/17/18 (b)	7,100,000	7,104,352

		17,081,633

Commercial Paper—2.6%
Bank of Montreal 0.746%, 04/02/18	11,600,000	9,002,234
Bank of Nova Scotia (The) 0.751%, 04/02/18 (CAD)	16,600,000	12,882,507
1.189%, 04/05/18 (CAD)	11,804,000	9,159,450
1.238%, 04/06/18 (CAD)	1,296,000	1,005,606
1.346%, 04/09/18 (CAD)	4,200,000	3,258,517
C.I.B.C. 1.362%, 04/12/18 (CAD)	3,500,000	2,715,077
1.394%, 04/16/18 (CAD)	10,900,000	8,454,173
HSBC Bank Canada 1.361%, 04/10/18 (CAD)	1,000,000	775,798
1.377%, 04/11/18 (CAD)	1,200,000	930,921
1.395%, 04/13/18 (CAD)	1,300,000	1,008,417
Mondelez International, Inc. 2.520%, 05/04/18	10,000,000	9,977,020
Royal Bank of Canada 1.151%, 04/05/18 (CAD)	1,300,000	1,008,750
1.323%, 04/09/18 (CAD)	6,700,000	5,198,110
1.404%, 04/18/18 (CAD)	1,000,000	775,542
Toronto-Dominion Bank 0.753%, 04/02/18	4,900,000	3,802,668

		69,954,790

Foreign Government—5.9%
Argentina Treasury Bills 2.735%, 05/24/18 (k)	300,000	298,706
2.741%, 05/11/18 (k)	400,000	398,716
2.771%, 06/15/18 (k)	342,000	339,876
2.780%, 06/29/18 (k)	436,000	432,744
2.780%, 07/13/18 (k)	1,600,000	1,586,122
3.034%, 09/28/18 (k)	1,200,000	1,181,478
3.045%, 10/26/18 (k)	600,000	589,191
3.046%, 11/16/18 (k)	2,212,000	2,168,264
Japan Treasury Bills 0.000%, 04/09/18 (JPY) (k)	3,307,300,000	31,082,839
0.000%, 04/23/18 (JPY) (k)	20,500,000	192,676
0.000%, 05/01/18 (JPY) (k)	4,770,000,000	44,834,369
0.000%, 05/07/18 (JPY) (k)	22,700,000	213,368
0.000%, 05/14/18 (JPY) (k)	2,527,300,000	23,756,050
0.000%, 05/21/18 (JPY) (k)	4,033,700,000	37,917,007
United Kingdom Treasury Bills 0.127%, 04/03/18 (GBP) (k)	1,100,000	1,543,301
0.224%, 04/20/18 (GBP) (k) (l)	5,600,000	7,855,413

		154,390,120

BHFTI-295

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreement—17.4%
JPMorgan Securities LLC Repurchase Agreement dated 03/29/18 at 0.600%, due on 04/02/18 with a maturity value of $459,430,627; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.125%, maturity dates ranging from 04/15/19 - 05/15/25, and an aggregate market value of $466,666,665.	459,400,000	$459,400,000

U.S. Treasury—0.0%
U.S. Treasury Bill 0.939%, 04/19/18 (f) (g) (k)	302,000	301,767

Total Short-Term Investments (Cost $699,563,692)		701,128,310

Total Purchased Options—0.1% (m) (Cost $2,081,148)		1,671,034

Total Investments—168.5% (Cost $4,516,741,752)		4,434,621,026
Other assets and liabilities (net)—(69.7)%		(1,802,996,934)

Net Assets—100.0%		$2,631,624,092

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	All or a portion of this security has been transferred in a secured-borrowing transaction.
(d)	Principal amount of security is adjusted for inflation.
(e)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of March 31, 2018, the value of securities pledged amounted to $8,621,873.
(f)	All or a portion of the security was pledged as collateral against open swap contracts and open forward foreign currency exchange contracts. As of March 31, 2018, the market value of securities pledged was $4,746,334.
(g)	All or a portion of the security was pledged as collateral against open secured borrowing transactions. As of December 31, 2017, the value of securities pledged amounted to $779,464.
(h)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2018, the market value of securities pledged was $14,945,069.
(i)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2018, the market value of securities pledged was $4,279,886.
(j)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(k)	The rate shown represents current yield to maturity.
(l)	Illiquid security. As of March 31, 2018, these securities represent 0.4% of net assets.
(m)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2018, the market value of 144A securities was $242,279,564, which is 9.2% of net assets.

Reverse Repurchase Agreement

Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Net Closing Amount
JPMorgan Chase Bank N.A.	1.700%	03/22/18	04/05/18	USD	8,526,000	$8,526,000

Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Fannie Mae 30 Yr. Pool	3.000%	TBA	$(52,700,000)	$(50,977,688)	$(51,398,969)

Forward Sales Commitments

Security Description	Interest Rate	Maturity	Face Amount		Cost	Value
United Kingdom Gilt Inflation Linked Bond	0.125%	03/22/46	GBP	(2,236,039)	$(4,869,857)	$(5,104,167)

BHFTI-296

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
ARS	47,635,854	CBNA	04/05/18	USD	2,315,793	$49,013
ARS	47,635,854	JPMC	05/02/18	USD	2,325,969	5,502
ARS	892,000	BNP	05/16/18	USD	43,790	(448)
ARS	992,000	JPMC	05/16/18	USD	48,867	(667)
ARS	60,661,899	BNP	05/23/18	USD	2,896,939	39,931
ARS	2,967,000	BNP	06/21/18	USD	148,054	(6,636)
ARS	5,395,000	SG	08/22/18	USD	260,000	(11,044)
AUD	27,951,000	DBAG	04/04/18	USD	21,631,279	(163,520)
CAD	22,338,000	JPMC	04/04/18	USD	17,353,947	(14,798)
COP	18,737,980,250	GSBU	07/17/18	USD	6,503,308	175,547
EUR	52,626,195	CSI	04/04/18	USD	65,177,543	(423,657)
EUR	7,295,000	DBAG	04/04/18	USD	9,004,218	(28,088)
GBP	3,263,000	CBNA	04/04/18	USD	4,532,507	45,484
GBP	17,174,000	CBNA	04/04/18	USD	23,968,493	126,642
GBP	862,000	GSBU	04/04/18	USD	1,218,639	(9,253)
GBP	7,059,000	GSBU	04/04/18	USD	9,796,815	106,967
GBP	27,465,000	GSBU	04/04/18	USD	38,718,578	(185,163)
GBP	5,031,000	JPMC	04/04/18	USD	6,928,042	130,454
GBP	7,470,000	JPMC	04/04/18	USD	10,385,433	94,982
IDR	53,125,795,000	JPMC	06/20/18	USD	3,865,100	(30,658)
INR	638,454,027	UBSA	06/20/18	USD	9,797,123	(97,350)
JPY	2,031,871,643	UBSA	04/04/18	USD	19,346,552	(249,709)
KRW	1,854,484,800	GSBU	06/20/18	USD	1,720,301	24,286
MXN	2,709,000	UBSA	05/10/18	USD	147,524	640
MYR	506,797	GSBU	06/20/18	USD	128,989	1,729
NZD	15,376,000	UBSA	04/04/18	USD	11,211,041	(98,806)
RUB	369,507,040	DBAG	04/18/18	USD	6,498,827	(59,729)
RUB	369,507,040	CBNA	04/27/18	USD	6,395,068	37,735
RUB	155,572,855	CSI	05/25/18	USD	2,746,696	(46,850)
ZAR	35,762,000	CBNA	05/08/18	USD	2,975,861	30,448

Contracts to Deliver
ARS	47,635,854	JPMC	04/05/18	USD	2,353,550	(11,255)
AUD	27,951,000	JPMC	04/04/18	USD	21,615,677	147,918
AUD	27,951,000	DBAG	05/03/18	USD	21,633,571	165,569
BRL	97,200,000	BNP	07/03/18	USD	27,731,812	(1,476,674)
BRL	83,600,000	DBAG	07/03/18	USD	23,913,673	(1,208,029)
BRL	28,300,000	DBAG	07/03/18	USD	8,540,045	35,928
CAD	4,700,000	CBNA	04/02/18	USD	3,660,894	12,817
CAD	23,500,000	GSBU	04/02/18	USD	18,223,351	(17,034)
CAD	4,900,000	UBSA	04/02/18	USD	3,785,353	(17,961)
CAD	22,338,000	GSBU	04/04/18	USD	17,632,321	293,173
CAD	11,804,000	JPMC	04/05/18	USD	9,112,058	(50,597)
CAD	1,300,000	JPMC	04/05/18	USD	993,302	(15,801)
CAD	1,296,000	UBSA	04/06/18	USD	1,000,395	(5,623)
CAD	1,500,000	GSBU	04/09/18	USD	1,158,890	(5,553)
CAD	4,200,000	SG	04/09/18	USD	3,274,367	13,927
CAD	5,200,000	UBSA	04/09/18	USD	4,051,075	14,340
CAD	1,000,000	GSBU	04/10/18	USD	779,660	3,350
CAD	1,200,000	GSBU	04/11/18	USD	927,693	(3,897)
CAD	3,500,000	GSBU	04/12/18	USD	2,700,052	(17,140)
CAD	1,200,000	BNP	04/13/18	USD	927,907	(3,720)
CAD	6,900,000	GSBU	04/16/18	USD	5,273,195	(83,975)
CAD	4,000,000	GSBU	04/16/18	USD	3,064,097	(41,508)
CAD	1,000,000	BNP	04/18/18	USD	766,119	(10,312)
CAD	22,338,000	JPMC	05/03/18	USD	17,363,389	14,413

BHFTI-297

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CHF	155,000	JPMC	05/15/18	USD	167,336	$4,659
CNH	1,362,900	GSBU	06/20/18	USD	214,525	(2,001)
DKK	390,000	CBNA	04/03/18	USD	62,004	(2,367)
DKK	4,141,000	GSBU	04/03/18	USD	634,199	(49,293)
EUR	52,626,195	DBAG	04/04/18	USD	65,039,136	285,250
EUR	7,295,000	GSBU	04/04/18	USD	9,039,684	63,553
EUR	4,000,000	BBP	04/13/18	USD	4,964,426	39,522
EUR	6,180,000	DBAG	04/13/18	USD	7,633,079	24,102
EUR	4,700,000	UBSA	04/13/18	USD	5,808,993	22,231
EUR	3,500,000	CBNA	04/30/18	USD	4,340,875	26,333
EUR	52,626,195	CSI	05/03/18	USD	65,312,529	424,888
EUR	7,295,000	DBAG	05/03/18	USD	9,022,784	28,113
GBP	1,100,000	JPMC	04/03/18	USD	1,530,130	(13,170)
GBP	68,324,000	CBNA	04/04/18	USD	96,091,591	232,969
GBP	3,300,000	BBP	04/20/18	USD	4,618,491	(14,546)
GBP	2,300,000	CBNA	04/20/18	USD	3,218,466	(10,620)
GBP	27,465,000	GSBU	05/03/18	USD	38,764,260	183,332
INR	156,978,000	CBNA	06/20/18	USD	2,385,829	926
JPY	2,031,871,643	BNP	04/04/18	USD	19,034,247	(62,596)
JPY	2,884,300,000	CBNA	04/09/18	USD	27,293,933	176,879
JPY	423,000,000	CBNA	04/09/18	USD	3,993,433	16,554
JPY	20,500,000	UBSA	04/23/18	USD	194,128	1,249
JPY	1,110,000,000	CBNA	05/01/18	USD	10,203,191	(244,986)
JPY	1,000,000,000	CBNA	05/01/18	USD	9,192,148	(220,624)
JPY	1,000,000,000	CBNA	05/01/18	USD	9,191,176	(221,595)
JPY	700,000,000	CBNA	05/01/18	USD	6,457,565	(131,376)
JPY	960,000,000	UBSA	05/01/18	USD	8,818,666	(217,595)
JPY	2,031,871,643	UBSA	05/02/18	USD	19,381,893	255,325
JPY	22,700,000	CBNA	05/07/18	USD	215,163	1,424
JPY	357,300,000	BNP	05/14/18	USD	3,355,398	(10,598)
JPY	2,170,000,000	CBNA	05/14/18	USD	19,963,201	(479,597)
JPY	3,250,000,000	CBNA	05/21/18	USD	30,644,910	12,045
JPY	783,700,000	GSBU	05/21/18	USD	7,380,877	(5,885)
KRW	7,560,778,500	UBSA	06/20/18	USD	7,142,918	30,192
MXN	68,359,550	CBNA	05/10/18	USD	3,621,525	(117,268)
NZD	15,376,000	JPMC	04/04/18	USD	11,274,415	162,180
NZD	15,376,000	UBSA	05/03/18	USD	11,209,289	97,929
RUB	369,507,040	CBNA	04/18/18	USD	6,401,716	(37,381)
RUB	527,713,760	SG	06/07/18	USD	9,057,520	(87,215)
ZAR	35,152,522	GSBU	05/08/18	USD	2,905,000	(50,073)

Net Unrealized Depreciation						$(2,713,791)

Futures Contracts

Futures Contracts – Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
90 Day Eurodollar Futures	06/18/18	16	USD	3,908,000	$(9,220)
90 Day Eurodollar Futures	09/17/18	16	USD	3,905,000	(7,421)
90 Day Eurodollar Futures	12/17/18	16	USD	3,900,200	(7,821)
90 Day Eurodollar Futures	03/18/19	16	USD	3,896,400	(8,820)
90 Day Eurodollar Futures	06/17/19	16	USD	3,893,000	(9,820)
90 Day Eurodollar Futures	09/16/19	16	USD	3,891,000	(9,820)
90 Day Eurodollar Futures	12/16/19	16	USD	3,888,600	(10,420)
Call Options on Euro-OAT Futures, Strike EUR 170.000	05/25/18	112	EUR	1,120	(119)

BHFTI-298

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts – Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro-Bund Futures	06/07/18	135	EUR	21,523,050	$435,399
U.S. Treasury Note 5 Year Futures	06/29/18	119	USD	13,620,852	71,601

Futures Contracts—Short
Australian 10 Year Treasury Bond Futures	06/15/18	(57)	AUD	(7,388,163)	(104,098)
Put Options on Euro-Bobl Futures, Strike EUR 129.00	05/25/18	(148)	EUR	(1,480)	55,035
Put Options on Euro-Bobl Futures, Strike EUR 130.00	05/25/18	(148)	EUR	(6,660)	50,962
Euro-BTP Futures	06/07/18	(46)	EUR	(6,384,340)	(128,117)
Euro-BTP Short-Term Futures	06/07/18	(60)	EUR	(6,766,800)	(14,829)
Euro-OAT Futures	06/07/18	(345)	EUR	(53,333,550)	(1,176,861)
Japanese Government 10 Year Bond Futures	06/13/18	(93)	JPY	(14,021,610,000)	(57,121)
U.S. Treasury Long Bond Futures	06/20/18	(554)	USD	(81,230,250)	(2,047,373)
U.S. Treasury Note 10 Year Futures	06/20/18	(344)	USD	(41,672,375)	(339,613)
U.S. Treasury Ultra Long Bond Futures	06/20/18	(9)	USD	(1,444,219)	(47,403)
United Kingdom Long Gilt Bond Futures	06/27/18	(396)	GBP	(48,636,720)	(1,217,737)

Net Unrealized Depreciation					$(4,583,616)

Purchased Options

Interest Rate Capped Options	Exercise Rate	Counterparty	Floating Rate Index	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized (Depreciation)
Put - OTC - 1Y Interest Rate Floor	0.170	MSCS	3M LIBOR	04/03/18	137,500,000	USD	137,500,000	$41,250	$—	$(41,250)
Put - OTC - 1Y Interest Rate Floor	0.174	MSCS	3M LIBOR	06/11/18	86,400,000	USD	86,400,000	34,560	3,051	(31,509)

Totals								$75,810	$3,051	$(72,759)

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 30-Year Interest Rate Swap	2.150%	DBAG	3M LIBOR	Pay	06/15/18	8,200,000	USD	8,200,000	$820,950	$2,782	$(818,168)
Put - OTC - 10-Year Interest Rate Swap	2.765%	MSCS	3M LIBOR	Receive	07/16/18	30,350,000	USD	30,350,000	352,060	468,361	116,301
Put - OTC - 30-Year Interest Rate Swap	2.150%	DBAG	3M LIBOR	Receive	06/15/18	8,200,000	USD	8,200,000	820,950	1,179,820	358,870

Totals									$1,993,960	$1,650,963	$(342,997)

Options on Exchange-Traded Futures Contracts	Strike Price	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - U.S. Treasury Bond Futures	$175.000	05/25/18	348	USD	348,000	$2,926	$5,438	$2,512
Call - U.S. Treasury Bond Futures	174.000	05/25/18	159	USD	159,000	1,304	2,484	1,181
Call - U.S. Treasury Bond Futures	177.000	05/25/18	93	USD	93,000	762	93	(670)
Call - U.S. Treasury Note 10 Year Futures	131.500	05/25/18	508	USD	508,000	4,189	7,937	3,749
Call - U.S. Treasury Note 10 Year Futures	132.000	05/25/18	120	USD	120,000	1,026	120	(906)
Call - U.S. Treasury Note 10 Year Futures	133.000	05/25/18	18	USD	18,000	154	18	(136)
Put - U.S. Treasury Note 5 Year Futures	107.750	05/25/18	117	USD	117,000	1,000	914	(86)
Put - U.S. Treasury Note 5 Year Futures	108.000	05/25/18	2	USD	2,000	17	16	(1)

Totals						$11,378	$17,020	$5,643

BHFTI-299

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Written Options

OTC Options on Securities	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - Fannie Mae 30 Yr. 3.000%, TBA	JPMC	$99.875	05/07/18	(30,200,000)	USD	(30,200,000)	$(138,023)	$(176,232)	$(38,209)
Put - Fannie Mae 30 Yr. 3.500%, TBA	JPMC	$98.875	05/07/18	(30,200,000)	USD	(30,200,000)	(148,641)	(34,908)	113,733

Total							$(286,664)	$(211,140)	$75,524

Inflation Capped Options	Initial Index	Counterparty	Exercise Index	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Cap - CPI-U Index	233.916	JPMC	Maximum of [(Final Index/Initial Index) - (1 - 4.000%)][10] or 0	04/22/24	(35,000,000)	USD	(35,000,000)	$(254,625)	$(2,975)	$251,650
Cap - CPI-U Index	234.781	JPMC	Maximum of [(Final Index/Initial Index) - (1 - 4.000%)][10] or 0	05/16/24	(2,800,000)	USD	(2,800,000)	(19,460)	(255)	19,205
Cap - HICP Index	100.151	GSBU	Maximum of [(Final Index/Initial Index) - (1 - 3.000%)][10] or 0	06/22/35	(8,700,000)	EUR	(8,700,000)	(395,798)	(42,025)	353,773
Floor - OTC CPURNSA Index	0.000	MSCS	Maximum of ((1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	01/02/20	(201,300,000)	USD	(201,300,000)	(156,008)	(272,764)	(116,756)
Floor - OTC CPURNSA Index	216.687	CBNA	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/20	(49,000,000)	USD	(49,000,000)	(436,720)	—	436,720
Floor - OTC CPURNSA Index	217.965	CBNA	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/20	(4,700,000)	USD	(4,700,000)	(60,630)	—	60,630
Floor - OTC YOY CPURNSA Index	234.812	JPMC	Maximum of [0.000% -(Final Index/Initial Index -1)] or 0	03/24/20	(33,500,000)	USD	(33,500,000)	(378,550)	(48,106)	330,444
Floor - OTC YOY CPURNSA Index	238.643	JPMC	Maximum of [0.000% -(Final Index/Initial Index -1)] or 0	10/02/20	(14,900,000)	USD	(14,900,000)	(275,009)	(33,753)	241,256

Totals								$(1,976,800)	$(399,878)	$1,576,922

Interest Rate Capped Options	Exercise Rate	Counterparty	Floating Rate Index	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 1Y Interest Rate Floor	0.155	MSCS	3M LIBOR	04/03/18	(137,500,000)	USD	(137,500,000)	$(49,500)	$—	$49,500
Put - OTC - 1Y Interest Rate Floor	0.155	MSCS	3M LIBOR	06/11/18	(86,400,000)	USD	(86,400,000)	(34,560)	(2,287)	32,273

								$(84,060)	$(2,287)	$81,773

BHFTI-300

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Written Options—(Continued)

Credit Default Swaptions	Strike Rate	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Put - 5 Yr. CDS	0.700%	DBAG	ITRX.EUR.28	Sell	04/18/18	(13,900,000)	EUR	(13,900,000)	$(14,355)	$(2,315)	$12,040
Put - 5 Yr. CDS	0.850%	CBNA	CDX.NA.IG.29	Sell	04/18/18	(32,800,000)	USD	(32,800,000)	(39,360)	(3,713)	35,647
Put - 5 Yr. CDS	0.800%	CSI	CDX.NA.IG.29	Sell	05/16/18	(7,500,000)	USD	(7,500,000)	(10,315)	(3,940)	6,375
Put - 5 Yr. CDS	0.950%	BBP	CDX.NA.IG.30	Sell	07/18/18	(3,600,000)	USD	(3,600,000)	(6,192)	(5,066)	1,126
Put - 5 Yr. CDS	0.900%	CBNA	CDX.NA.IG.30	Sell	06/20/18	(4,400,000)	USD	(4,400,000)	(5,170)	(5,100)	70
Call - 5 Yr. CDS	0.475%	DBAG	ITRX.EUR.28	Buy	04/18/18	(13,900,000)	EUR	(13,900,000)	(13,159)	(5,464)	7,695
Put - 5 Yr. CDS	0.950%	DBAG	CDX.NA.IG.30	Sell	07/18/18	(3,900,000)	USD	(3,900,000)	(6,484)	(5,488)	996
Put - 5 Yr. CDS	0.700%	CBNA	CDX.NA.IG.29	Sell	04/18/18	(31,200,000)	USD	(31,200,000)	(40,560)	(9,875)	30,685
Put - 5 Yr. CDS	0.900%	BNP	CDX.NA.IG.30	Sell	06/20/18	(8,600,000)	USD	(8,600,000)	(13,010)	(9,967)	3,043
Put - 5 Yr. CDS	0.850%	GSI	CDX.NA.IG.30	Sell	06/20/18	(8,600,000)	USD	(8,600,000)	(13,760)	(12,055)	1,705
Call - 5 Yr. CDS	0.500%	BBP	ITRX.EUR.29	Buy	06/20/18	(30,200,000)	EUR	(30,200,000)	(18,492)	(13,515)	4,977
Put - 5 Yr. CDS	0.900%	JPMC	CDX.NA.IG.30	Sell	06/20/18	(12,300,000)	USD	(12,300,000)	(15,207)	(14,256)	951
Put - 5 Yr. CDS	0.800%	BBP	ITRX.EUR.29	Sell	06/20/18	(30,200,000)	EUR	(30,200,000)	(54,552)	(49,389)	5,163

Totals									$(250,616)	$(140,143)	$110,473

Options on Exchange-Traded Futures Contracts	Strike Price	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - U.S. Treasury Bond Futures	$143.000	04/20/18	(64)	USD	(64,000)	$(55,923)	$(8,000)	$47,923
Call - U.S. Treasury Bond Futures	145.000	04/20/18	(88)	USD	(88,000)	(94,160)	(182,875)	(88,715)
Call - U.S. Treasury Note 10 Year Futures	121.500	04/20/18	(305)	USD	(305,000)	(62,142)	(95,312)	(33,170)
Put - U.S. Treasury Note 10 Year Futures	120.000	04/20/18	(305)	USD	(305,000)	(85,039)	(28,594)	56,445

Totals						$(297,264)	$(314,781)	$(17,517)

Swap Agreements

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Depreciation(1)
Pay	3M CPURNSA	Maturity	1.788%	Maturity	07/18/26	MSCS	USD	8,800,000	$(411,740)	$—	$(411,740)
Pay	3M CPURNSA	Maturity	1.800%	Maturity	07/20/26	MSCS	USD	6,500,000	(295,165)	—	(295,165)
Pay	3M CPURNSA	Maturity	1.805%	Maturity	09/20/26	MSCS	USD	2,300,000	(102,147)	—	(102,147)
Pay	3M CPURNSA	Maturity	1.810%	Maturity	07/19/26	MSCS	USD	12,600,000	(561,117)	—	(561,117)
Receive	3M CPURNSA	Annually	2.560%	Annually	05/08/23	DBAG	USD	12,300,000	(1,012,817)	—	(1,012,817)

Totals									$(2,382,986)	$—	$(2,382,986)

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	FRCPXT	Annually	1.350%	Annually	01/15/23	EUR	7,400,000	$23,698	$2,388	$21,310
Pay	FRCPXT	Annually	1.575%	Annually	01/15/28	EUR	3,100,000	22,780	—	22,780
Pay	FRCPXT	Annually	1.590%	Annually	02/15/28	EUR	13,200,000	125,601	(376)	125,977
Pay	FRCPXT	Annually	1.606%	Annually	02/15/28	EUR	1,920,000	22,312	—	22,312
Pay	FRCPXT	Annually	1.910%	Annually	01/15/38	EUR	2,280,000	78,753	6,477	72,276
Pay	12M CPI	Annually	2.156%	Annually	10/17/27	USD	10,000,000	(163,449)	—	(163,449)
Pay	12M CPI	Annually	2.335%	Annually	02/05/28	USD	13,090,000	55,637	28,402	27,235
Pay	12M HICP	Annually	1.360%	Annually	06/15/27	EUR	11,900,000	(176,176)	(178,340)	2,164
Pay	12M HICP	Annually	1.385%	Annually	12/15/26	EUR	4,260,000	(59,828)	1,200	(61,028)
Pay	12M HICP	Annually	1.520%	Annually	11/15/27	EUR	15,460,000	(4,674)	(29,787)	25,113
Pay	12M HICP	Annually	1.535%	Annually	03/15/28	EUR	8,200,000	12,797	—	12,797

BHFTI-301

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Swap Agreements—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M HICP	Maturity	1.946%	Maturity	03/15/48	EUR	2,100,000	$36,791	$5,193	$31,598
Pay	1M UKRPI	Maturity	3.140%	Maturity	04/15/31	GBP	600,000	(41,260)	(63,551)	22,291
Pay	1M UKRPI	Annually	3.300%	Annually	12/15/30	GBP	4,500,000	(40,886)	(213,641)	172,755
Pay	1M UKRPI	Maturity	3.325%	Maturity	08/15/30	GBP	24,200,000	319,354	(197,470)	516,824
Pay	1M UKRPI	Maturity	3.350%	Maturity	05/15/30	GBP	14,000,000	431,392	1,788	429,604
Pay	1M UKRPI	Annually	3.358%	Annually	04/15/35	GBP	2,900,000	38,386	(64,562)	102,948
Pay	1M UKRPI	Annually	3.400%	Annually	06/15/30	GBP	18,500,000	713,188	57,523	655,665
Pay	1M UKRPI	Annually	3.470%	Annually	09/15/32	GBP	7,240,000	132,549	(23,095)	155,644
Pay	1M UKRPI	Maturity	3.530%	Maturity	10/15/31	GBP	580,000	20,452	15,822	4,630
Pay	28-Day TIIE	Monthly	7.200%	Monthly	06/05/24	MXN	117,000,000	(81,245)	1,242	(82,487)
Pay	28-Day TIIE	Monthly	7.480%	Monthly	06/18/37	MXN	1,510,000	(3,650)	54	(3,704)
Pay	28-Day TIIE	Monthly	8.280%	Monthly	11/28/36	MXN	2,300,000	5,215	11,740	(6,525)
Pay	3M CPURNSA	Annually	1.730%	Annually	07/26/26	USD	7,500,000	(384,185)	(402,024)	17,839
Pay	3M CPURNSA	Annually	1.780%	Annually	09/15/26	USD	5,000,000	(228,753)	(242,701)	13,948
Pay	3M CPURNSA	Annually	1.801%	Annually	09/12/26	USD	5,870,000	(255,070)	(271,133)	16,063
Pay	3M CPURNSA	Annually	2.063%	Annually	05/12/25	USD	400,000	(3,153)	—	(3,153)
Pay	3M CPURNSA	Annually	2.150%	Annually	09/25/27	USD	4,500,000	(77,518)	—	(77,518)
Pay	3M CPURNSA	Annually	2.180%	Annually	09/20/27	USD	4,490,000	(62,971)	—	(62,971)
Pay	3M LIBOR	Quarterly	1.250%	Semi-Annually	06/15/18	USD	20,600,000	(40,024)	96,222	(136,246)
Pay	3M LIBOR	Quarterly	2.000%	Semi-Annually	06/20/23	USD	75,900,000	(2,646,361)	(2,932,218)	285,857
Pay	3M LIBOR	Quarterly	2.250%	Semi-Annually	12/20/22	USD	81,000,000	(1,673,906)	102,021	(1,775,927)
Pay	3M LIBOR	Quarterly	2.500%	Semi-Annually	12/19/23	USD	20,900,000	(284,483)	(168,036)	(116,447)
Pay	3M LIBOR	Quarterly	2.670%	Semi-Annually	11/19/23	USD	14,000,000	(76,675)	—	(76,675)
Pay	3M LIBOR	Quarterly	2.678%	Semi-Annually	10/25/23	USD	16,600,000	(80,629)	—	(80,629)
Pay	3M LIBOR	Quarterly	2.681%	Semi-Annually	12/12/23	USD	14,000,000	(72,663)	—	(72,663)
Pay	12M EONIA	Annually	0.050%	Annually	09/19/21	EUR	8,200,000	13,631	(8,531)	22,162
Receive	FRCPXT	Annually	1.165%	Annually	03/15/20	EUR	9,000,000	(2,695)	—	(2,695)
Receive	12M CPI	Annually	2.069%	Annually	07/15/22	USD	4,500,000	42,167	—	42,167
Receive	12M CPI	Annually	2.070%	Annually	03/23/19	USD	13,480,000	7,055	781	6,274
Receive	12M CPI	Annually	2.168%	Annually	07/15/20	USD	13,200,000	47,553	—	47,553
Receive	12M CPI	Annually	2.210%	Annually	02/05/23	USD	25,780,000	47,706	—	47,706
Receive	12M HICP	Annually	1.295%	Annually	03/15/21	EUR	8,200,000	6,801	—	6,801
Receive	12M HICP	Maturity	1.710%	Maturity	03/15/33	EUR	2,100,000	(19,426)	(2,812)	(16,614)
Receive	1M UKRPI	Annually	3.428%	Annually	03/15/47	GBP	8,610,000	181,610	459,191	(277,581)
Receive	1M UKRPI	Monthly	3.585%	Monthly	10/15/46	GBP	5,230,000	(608,850)	(398,518)	(210,332)
Receive	3M CPURNSA	Annually	1.550%	Annually	07/26/21	USD	7,500,000	245,830	253,846	(8,016)
Receive	3M CPURNSA	Annually	1.603%	Annually	09/12/21	USD	5,870,000	170,814	176,800	(5,986)
Receive	3M CPURNSA	Annually	1.680%	Annually	04/28/18	USD	65,300,000	337,558	—	337,558
Receive	1D FEDRC	Annually	2.000%	Annually	12/15/47	USD	9,630,000	745,228	22,083	723,145
Receive	3M CPURNSA	Annually	2.021%	Annually	11/25/20	USD	10,400,000	85,917	—	85,917
Receive	3M CPURNSA	Annually	2.027%	Annually	11/23/20	USD	11,000,000	89,201	—	89,201
Receive	3M LIBOR	Semi-Annually	1.750%	Quarterly	06/20/20	USD	77,900,000	1,340,643	1,524,903	(184,260)
Receive	3M LIBOR	Semi-Annually	1.750%	Quarterly	12/21/26	USD	35,540,000	2,810,349	(1,149,612)	3,959,961
Receive	3M LIBOR	Semi-Annually	1.850%	Quarterly	07/27/26	USD	13,350,000	586,206	—	586,206
Receive	3M LIBOR	Semi-Annually	2.000%	Quarterly	12/20/19	USD	600,000	5,326	(4,252)	9,578
Receive	3M LIBOR	Semi-Annually	2.000%	Quarterly	07/27/26	USD	87,400,000	3,270,235	1,487,733	1,782,502
Receive	3M LIBOR	Semi-Annually	2.250%	Quarterly	06/20/28	USD	33,700,000	1,609,131	1,859,715	(250,584)
Receive	3M LIBOR	Semi-Annually	2.300%	Quarterly	04/21/26	USD	34,400,000	835,431	—	835,431
Receive	3M LIBOR	Semi-Annually	2.300%	Quarterly	04/27/26	USD	41,300,000	1,003,282	—	1,003,282
Receive	3M LIBOR	Semi-Annually	2.400%	Quarterly	03/16/26	USD	12,900,000	256,435	—	256,435
Receive	3M LIBOR	Semi-Annually	2.400%	Quarterly	12/07/26	USD	12,100,000	246,587	137,159	109,428
Receive	3M LIBOR	Semi-Annually	2.500%	Quarterly	12/20/27	USD	7,700,000	205,130	(81,200)	286,330
Receive	3M LIBOR	Semi-Annually	2.500%	Quarterly	06/20/48	USD	20,450,000	1,601,568	2,179,390	(577,822)
Receive	3M LIBOR	Semi-Annually	2.750%	Quarterly	12/19/48	USD	300,000	8,221	8,036	185
Receive	3M LIBOR	Semi-Annually	3.100%	Quarterly	04/17/28	USD	54,480,000	(402,721)	(359,082)	(43,639)
Receive	3M NZDBB	Semi-Annually	3.250%	Quarterly	03/21/28	NZD	8,400,000	(100,854)	25,634	(126,488)

BHFTI-302

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Swap Agreements—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	09/20/27	JPY	3,280,000,000	$(73,405)	$(59,362)	$(14,043)
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	03/20/28	JPY	450,000,000	(1,871)	(7,027)	5,156
Receive	6M LIBOR	Semi-Annually	0.450%	Semi-Annually	03/20/29	JPY	2,270,000,000	(172,636)	(123,466)	(49,170)
Receive	6M LIBOR	Semi-Annually	1.500%	Semi-Annually	12/21/45	JPY	143,000,000	(236,387)	(215,769)	(20,618)
Receive	6M LIBOR	Semi-Annually	1.500%	Semi-Annually	03/21/68	GBP	40,000	(3,394)	(2,925)	(469)
Receive	6M LIBOR	Semi-Annually	1.750%	Semi-Annually	09/19/48	GBP	8,750,000	(723,971)	(460,000)	(263,971)
Receive	1D FEDRC	Annually	2.428%	Annually	12/20/47	USD	2,000,000	(27,434)	—	(27,434)
Receive	1D FEDRC	Annually	2.478%	Annually	12/20/47	USD	4,834,000	(118,345)	17,887	(136,232)
Receive	1D FEDRC	Annually	2.499%	Annually	12/20/47	USD	1,590,000	(46,145)	—	(46,145)

Totals								$8,842,827	$823,740	$8,019,087

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ITRX.EUR.26	(1.000%)	Quarterly	12/20/21	0.355%	EUR	13,800,000	$(410,310)	$(223,083)	$(187,227)
ITRX.EUR.28	(1.000%)	Quarterly	12/20/22	0.510%	EUR	38,300,000	(1,084,280)	(1,015,148)	(69,132)
CDX.NA.HY.29	(5.000%)	Quarterly	12/20/22	3.387%	USD	36,518,000	(2,370,128)	(2,436,058)	65,930

Totals							$(3,864,718)	$(3,674,289)	$(190,429)

Centrally Cleared Credit Default Swaps on Corporate Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation
Daimler AG 0.625%, due 03/05/20	1.000%	Quarterly	12/20/20	0.300%	EUR	1,210,000	$28,702	$20,056	$8,646

OTC Credit Default Swaps on Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2018(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation
Federative Republic of Brazil 4.250%, due 01/07/25	1.000%	Quarterly	06/20/21	CBNA	1.020%	USD	800,000	$(481)	$(69,203)	$68,722
Federative Republic of Brazil 4.250%, due 01/07/25	1.000%	Quarterly	06/20/21	DBAG	1.020%	USD	1,200,000	(721)	(103,310)	102,589
Federative Republic of Brazil 4.250%, due 01/07/25	1.000%	Quarterly	06/20/22	CBNA	1.314%	USD	2,600,000	(32,200)	(164,239)	132,039

Totals								$(33,402)	$(336,752)	$303,350

BHFTI-303

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Swap Agreements—(Continued)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2018 (b)	Notional Amount (c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation
CMBX.NA.AAA.8	0.500%	Monthly	10/17/57	DBAG	0.000%	USD	7,900,000	$30,348	$(496,449)	$526,797
CMBX.NA.AAA.8	0.500%	Monthly	10/17/57	GSI	0.000%	USD	900,000	3,457	(46,593)	50,050

Totals								$33,805	$(543,042)	$576,847

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(CBNA)—	Citibank N.A.
(CSI)—	Credit Suisse International
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(MSC)—	Morgan Stanley & Co.
(MSCS)—	Morgan Stanley Capital Services LLC
(SG)—	Societe Generale Paris
(UBSA)—	UBS AG

Currencies

(ARS)—	Argentine Peso
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(CNH)—	Chinese Renminbi
(COP)—	Colombian Peso
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NZD)—	New Zealand Dollar
(RUB)—	Russian Ruble
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(BADLAR)—	Buenos Aires Deposits of Large Amount Rate Index
(BBSW)—	Bank Bill Swap Rate
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CMBX)—	Commercial Mortgage-Backed Index
(CMBX.NA.AAA)—	Markit North America AAA Rated CMBS Index
(CMT)—	Constant Maturity Treasury Index
(COFI)—	11th District Cost of Funds Index
(CPI-U)—	U.S. Consumer Price Index for All Urban Consumers
(CPURNSA)—	U.S. Consumer Price for All Urban Consumers Non-SeasonallyAdjusted
(EONIA)—	Euro Overnight Index Average
(EURIBOR)—	Euro Interbank Offered Rate
(FEDRC)—	U.S. Federal Funds Rate Compounded
(FRCPXT)—	France Consumer Price ex-Tobacco Index
(HICP)—	Harmonized Index of Consumer Prices
(ICE)—	Intercontinental Exchange, Inc.
(ITRX.EUR)—	Markit iTraxx Europe CDS Index
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(NZDBB)—	New Zealand Dollar Bank Bill Index
(TIIE)—	Mexican Interbank Equilibrium Interest Rate
(UKRPI)—	United Kingdom Retail Price Index
(YOY)—	Year over year options

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CDS)—	Credit Default Swap
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTI-304

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$3,049,376,022	$—	$3,049,376,022
Total Foreign Government*	—	246,482,083	—	246,482,083
Total Asset-Backed Securities*	—	204,683,716	—	204,683,716
Total Corporate Bonds & Notes*	—	184,366,664	—	184,366,664
Total Mortgage-Backed Securities*	—	43,855,603	—	43,855,603
Total Municipals	—	1,597,630	—	1,597,630
Total Convertible Preferred Stock*	1,161,000	—	—	1,161,000
Total Floating Rate Loans*	—	298,964	—	298,964
Total Short-Term Investments*	—	701,128,310	—	701,128,310
Purchased Options
Interest Rate Capped Options at Value	—	3,051	—	3,051
Interest Rate Swaptions at Value	—	1,650,963	—	1,650,963
Options on Exchange-Traded Futures Contracts at Value	17,020	—	—	17,020
Total Purchased Options	$17,020	$1,654,014	$—	$1,671,034
Total Investments	$1,178,020	$4,433,443,006	$—	$4,434,621,026

TBA Forward Sales Commitments	$—	$(56,503,136)	$—	$(56,503,136)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$3,660,450	$—	$3,660,450
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(6,374,241)	—	(6,374,241)
Total Forward Contracts	$—	$(2,713,791)	$—	$(2,713,791)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$612,997	$—	$—	$612,997
Futures Contracts (Unrealized Depreciation)	(5,196,613)	—	—	(5,196,613)
Total Futures Contracts	$(4,583,616)	$—	$—	$(4,583,616)
Written Options
OTC Options on Securities	—	(211,140)	—	(211,140)
Credit Default Swaptions at Value	—	(140,143)	—	(140,143)
Inflation Capped Options at Value	—	(399,878)	—	(399,878)
Interest Rate Capped Options	—	(2,287)	—	(2,287)
Options on Exchange-Traded Futures Contracts at Value	(314,781)	—	—	(314,781)
Total Written Options	$(314,781)	$(753,448)	$—	$(1,068,229)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$13,075,184	$—	$13,075,184
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(5,237,880)	—	(5,237,880)
Total Centrally Cleared Swap Contracts	$—	$7,837,304	$—	$7,837,304
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$33,805	$—	$33,805
OTC Swap Contracts at Value (Liabilities)	—	(2,416,388)	—	(2,416,388)
Total OTC Swap Contracts	$—	$(2,382,583)	$—	$(2,382,583)
Total Reverse Repurchase Agreements (Liability)	$—	$(8,525,999)	$—	$(8,525,999)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-305

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

U.S. Treasury & Government Agencies—66.4% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—47.6%
Fannie Mae 10 Yr. Pool 3.000%, 12/01/20	58,240	$58,201
3.000%, 02/01/21	184,347	184,223
3.000%, 08/01/21	141,797	142,483
3.000%, 11/01/21	39,521	39,824
3.000%, 03/01/22	183,750	185,164
3.000%, 05/01/22	613,245	617,968
4.000%, 05/01/19	2,455	2,526
4.500%, 11/01/18	2,177	2,194
4.500%, 12/01/18	786	792
4.500%, 05/01/19	87,683	88,340
5.500%, 09/01/18	9,719	9,730
5.500%, 10/01/18	4,538	4,549
Fannie Mae 15 Yr. Pool 3.000%, 09/01/28	513,108	514,350
3.000%, 06/01/30	16,716,384	16,757,171
3.000%, TBA (a)	59,000,000	58,849,432
3.500%, 10/01/26	188,940	192,831
3.500%, 12/01/26	302,325	308,734
3.500%, 08/01/27	250,218	255,916
3.500%, 07/01/29	156,090	159,364
3.500%, TBA (a)	53,000,000	53,943,154
4.000%, 07/01/18	181	186
4.000%, 08/01/18	86	89
4.000%, 09/01/18	73	75
4.000%, 05/01/19	108,099	111,212
4.000%, 07/01/19	23,592	24,271
4.000%, 08/01/20	106,239	109,298
4.000%, 03/01/22	14,516	14,934
4.000%, 04/01/24	28,905	29,745
4.000%, 05/01/24	1,195,681	1,230,298
4.000%, 06/01/24	1,430,823	1,472,262
4.000%, 07/01/24	14,385	14,799
4.000%, 02/01/25	426,771	439,183
4.000%, 06/01/25	134,687	138,585
4.000%, 07/01/25	4,233	4,356
4.000%, 08/01/25	456,140	469,436
4.000%, 09/01/25	22,254	22,901
4.000%, 12/01/25	119,419	122,875
4.000%, 02/01/26	120,328	123,815
4.000%, 03/01/26	23,621	24,308
4.000%, 06/01/26	22,374	23,018
4.500%, 10/01/18	1,416	1,427
4.500%, 12/01/18	24,566	24,750
4.500%, 02/01/19	20,149	20,300
4.500%, 05/01/19	56,207	56,627
4.500%, 06/01/19	21,225	21,384
4.500%, 11/01/19	29,924	30,148
4.500%, 12/01/19	23,242	23,416
4.500%, 08/01/20	100,733	101,954
4.500%, 09/01/20	64,011	64,519
4.500%, 10/01/20	5,718	5,779
4.500%, 12/01/20	84,299	85,127
4.500%, 01/01/22	3,922	3,951
4.500%, 02/01/23	119,639	123,425
4.500%, 03/01/23	199,887	206,821

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 15 Yr. Pool 4.500%, 05/01/23	23,752	24,463
4.500%, 06/01/23	1,446	1,495
4.500%, 04/01/24	39,905	41,585
4.500%, 05/01/24	133,883	139,501
4.500%, 08/01/24	26,844	27,975
4.500%, 10/01/24	188,120	196,114
4.500%, 11/01/24	45,660	47,495
4.500%, 02/01/25	321,527	333,412
4.500%, 03/01/25	236,139	246,151
4.500%, 04/01/25	175,627	183,026
4.500%, 05/01/25	499,853	519,944
4.500%, 06/01/25	34,087	35,276
4.500%, 07/01/25	1,884,209	1,964,803
4.500%, 08/01/25	39,670	40,662
4.500%, 09/01/25	125,384	130,676
4.500%, 11/01/25	93,211	97,197
4.500%, 04/01/26	11,078	11,552
4.500%, 01/01/27	31,903	32,666
5.500%, 11/01/18	7	7
5.500%, 09/01/19	135	135
5.500%, 09/01/20	4,168	4,264
5.500%, 12/01/20	168	169
5.500%, 03/01/22	77,671	80,169
5.500%, 04/01/22	41,881	43,095
5.500%, 07/01/22	62,098	63,975
5.500%, 09/01/22	27,289	28,098
5.500%, 10/01/22	217,574	225,420
5.500%, 11/01/22	49,230	50,881
5.500%, 12/01/22	32,024	32,686
5.500%, 02/01/23	78,204	81,317
5.500%, 03/01/23	10,825	11,296
5.500%, 07/01/23	6,422	6,678
5.500%, 08/01/23	22,572	23,625
5.500%, 10/01/23	39,539	41,023
5.500%, 11/01/23	4,334	4,334
5.500%, 12/01/23	20,422	21,146
5.500%, 01/01/24	6,695	7,004
5.500%, 03/01/24	39,102	40,707
5.500%, 09/01/24	15,177	15,586
5.500%, 01/01/25	534,599	557,649
5.500%, 05/01/25	33,444	34,498
Fannie Mae 20 Yr. Pool 4.000%, 04/01/29	45,558	46,784
4.000%, 05/01/29	161,947	166,306
4.000%, 03/01/30	93,316	96,472
4.000%, 05/01/30	143,095	148,144
4.000%, 08/01/30	114,638	118,503
4.000%, 09/01/30	80,978	83,719
4.000%, 10/01/30	3,330	3,443
4.000%, 11/01/30	386,188	399,296
4.000%, 12/01/30	52,892	54,682
4.000%, 06/01/31	7,798	8,120
4.000%, 09/01/31	197,799	205,964
4.000%, 11/01/31	20,332	20,931
4.500%, 01/01/25	5,990	6,275
4.500%, 04/01/31	36,781	38,649

BHFTI-306

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 20 Yr. Pool 5.000%, 02/01/23	254,989	$272,594
5.000%, 03/01/23	363,083	388,152
5.000%, 07/01/23	230,305	246,206
5.000%, 09/01/23	105,107	112,364
5.000%, 10/01/23	8,177,877	8,742,512
5.000%, 01/01/24	331,295	354,169
5.000%, 05/01/24	115,698	123,687
5.000%, 06/01/24	1,267,385	1,354,891
5.000%, 07/01/24	7,455,104	7,969,836
5.000%, 01/01/25	84,471	90,303
5.000%, 09/01/25	601,345	642,864
5.000%, 12/01/25	214,268	229,062
5.000%, 01/01/26	54,338	58,090
5.000%, 08/01/26	240,680	257,298
5.000%, 02/01/27	4,841	5,175
5.000%, 05/01/27	142,964	152,835
5.000%, 07/01/27	759,688	812,140
5.000%, 12/01/27	345,230	369,067
5.000%, 03/01/28	12,833	13,719
5.000%, 05/01/28	434,771	464,789
5.000%, 06/01/28	1,351,541	1,444,857
5.000%, 01/01/29	249,655	266,892
5.000%, 07/01/29	75,064	80,247
5.000%, 12/01/29	20,656	22,082
5.000%, 03/01/30	401,863	429,610
5.000%, 05/01/30	87,743	93,801
5.000%, 11/01/30	423,564	452,809
5.000%, 07/01/31	69,954	74,791
5.500%, 02/01/19	2,435	2,644
5.500%, 06/01/23	132,609	143,957
5.500%, 07/01/24	6,250	6,785
5.500%, 01/01/25	7,178	7,792
5.500%, 02/01/25	1,981	2,151
5.500%, 03/01/25	617,885	678,913
5.500%, 08/01/25	46,009	50,484
5.500%, 10/01/25	3,185	3,459
5.500%, 11/01/25	7,207	7,824
5.500%, 03/01/26	53,302	57,867
5.500%, 05/01/26	1,504	1,633
5.500%, 06/01/26	306,289	332,662
5.500%, 01/01/27	42,619	46,281
5.500%, 06/01/27	7,226	7,852
5.500%, 07/01/27	147,701	160,370
5.500%, 08/01/27	70,262	76,275
5.500%, 10/01/27	86,549	93,956
5.500%, 11/01/27	25,089	27,236
5.500%, 12/01/27	198,468	215,469
5.500%, 01/01/28	75,288	81,731
5.500%, 03/01/28	37,505	40,734
5.500%, 04/01/28	138,217	150,109
5.500%, 05/01/28	46,213	50,177
5.500%, 06/01/28	12,066	13,099
5.500%, 07/01/28	6,458	7,011
5.500%, 09/01/28	91,830	99,688
5.500%, 10/01/28	15,092	16,383
5.500%, 12/01/28	6,400	6,947

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 20 Yr. Pool 5.500%, 01/01/29	107,686	116,901
5.500%, 07/01/29	51,608	56,062
5.500%, 10/01/29	203,649	222,921
5.500%, 04/01/30	125,415	136,286
6.000%, 06/01/26	7,828	8,698
6.000%, 07/01/26	63,544	70,619
6.000%, 08/01/26	11,350	12,618
6.000%, 12/01/26	10,473	11,644
6.000%, 10/01/28	33,431	37,176
Fannie Mae 30 Yr. Pool 3.000%, TBA (a)	553,000,000	538,834,065
3.500%, TBA (a)	594,100,000	594,791,025
4.000%, 05/01/34	162,514	167,561
4.000%, 05/01/35	95,380	98,357
4.000%, 01/01/41	574,395	594,421
4.000%, 03/01/41	317,737	326,741
4.000%, 05/01/41	369,766	382,675
4.000%, 05/01/42	140,576	144,878
4.000%, 12/01/43	616,129	636,501
4.000%, TBA (a)	798,000,000	818,237,554
4.500%, 04/01/39	899,830	952,857
4.500%, 05/01/39	78,954	83,483
4.500%, 06/01/39	28,435	30,054
4.500%, 08/01/39	22,445	23,686
4.500%, 12/01/39	8,707	9,256
4.500%, 05/01/40	35,319	37,353
4.500%, 09/01/40	33,131	35,043
4.500%, 10/01/40	236,899	248,131
4.500%, 12/01/40	67,795	71,650
4.500%, 02/01/41	165,456	173,857
4.500%, 05/01/41	19,225	20,356
4.500%, 06/01/41	13,732	14,505
4.500%, 07/01/41	9,362	9,866
4.500%, 09/01/41	516,222	540,725
4.500%, 10/01/41	164,563	173,895
4.500%, 03/01/42	31,009	32,551
4.500%, 06/01/42	67,408	71,038
4.500%, 07/01/42	919,355	964,540
4.500%, 11/01/43	19,067	20,204
4.500%, TBA (a)	140,000,000	146,351,790
5.000%, 03/01/32	3,140	3,356
5.000%, 09/01/32	2,251	2,406
5.000%, 04/01/33	71,516	76,453
5.000%, 07/01/33	107,153	116,111
5.000%, 08/01/33	2,316	2,508
5.000%, 09/01/33	1,904	2,069
5.000%, 10/01/33	19,180	20,747
5.000%, 11/01/33	539	584
5.000%, 01/01/34	117,187	125,376
5.000%, 04/01/34	129,287	139,934
5.000%, 06/01/34	2,907	3,132
5.000%, 12/01/34	22,149	23,678
5.000%, 01/01/35	66,040	71,362
5.000%, 04/01/35	52	56
5.000%, 07/01/35	28,662	30,641

BHFTI-307

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 5.000%, 09/01/35	45,409	$48,568
5.000%, 01/01/38	164,830	177,792
5.000%, 04/01/39	23,070	24,870
5.000%, 10/01/39	7,428	8,000
5.000%, 11/01/39	21,026	22,744
5.000%, 06/01/40	11,756	12,567
5.000%, 11/01/42	160,382	171,703
5.000%, TBA (a)	18,650,000	19,885,563
5.500%, 12/01/28	24,567	26,700
5.500%, 06/01/33	53,483	58,668
5.500%, 07/01/33	8,413	9,239
5.500%, 09/01/33	136,430	148,846
5.500%, 11/01/33	224,576	243,848
5.500%, 12/01/33	1,236	1,352
5.500%, 04/01/34	2,385	2,619
5.500%, 07/01/34	22,586	24,718
5.500%, 08/01/34	231,240	253,903
5.500%, 09/01/34	13,736	14,962
5.500%, 11/01/34	325,598	357,592
5.500%, 12/01/34	765,896	841,066
5.500%, 01/01/35	275,267	302,838
5.500%, 02/01/35	377,381	414,482
5.500%, 03/01/35	502,135	550,724
5.500%, 04/01/35	125,917	137,545
5.500%, 05/01/35	139,564	153,294
5.500%, 06/01/35	229,220	251,715
5.500%, 08/01/35	189,968	209,861
5.500%, 09/01/35	2,120,323	2,328,289
5.500%, 10/01/35	215,439	236,481
5.500%, 12/01/35	966,860	1,061,505
5.500%, 01/01/36	239,070	262,318
5.500%, 03/01/36	243,988	267,850
5.500%, 05/01/36	2,026	2,213
5.500%, 07/01/36	1,014,332	1,115,802
5.500%, 09/01/36	123,779	135,945
5.500%, 11/01/36	74,207	81,370
5.500%, 12/01/36	2,577	2,798
5.500%, 02/01/37	2,071	2,275
5.500%, 05/01/37	22,408	24,402
5.500%, 08/01/37	977,411	1,073,557
5.500%, 01/01/38	5,953	6,512
5.500%, 02/01/38	148,586	162,480
5.500%, 03/01/38	1,053,292	1,158,177
5.500%, 05/01/38	2,038,864	2,234,453
5.500%, 06/01/38	77,976	85,258
5.500%, 09/01/38	22,022	23,906
5.500%, 10/01/38	803,196	882,353
5.500%, 11/01/38	178,191	195,128
5.500%, 01/01/39	50,598	55,657
5.500%, 07/01/39	15,122	16,428
5.500%, 11/01/39	2,217,671	2,424,759
5.500%, 02/01/40	490,252	535,893
5.500%, 06/01/40	59,402	64,546
5.500%, 09/01/40	321,258	351,116
5.500%, 07/01/41	3,743,446	4,089,256

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 5.500%, TBA (a)	10,500,000	11,410,547
6.000%, 12/01/28	13,358	14,844
6.000%, 01/01/29	18,125	20,189
6.000%, 02/01/29	163	182
6.000%, 04/01/29	2,779	3,111
6.000%, 06/01/29	4,256	4,765
6.000%, 11/01/32	45,794	50,929
6.000%, 12/01/32	190,465	213,199
6.000%, 03/01/33	16,213	18,189
6.000%, 04/01/33	6,914	7,690
6.000%, 05/01/33	16,007	17,953
6.000%, 07/01/33	17,393	19,500
6.000%, 01/01/34	1,831	2,050
6.000%, 09/01/34	17,311	19,241
6.000%, 11/01/34	7,858	8,739
6.000%, 04/01/35	741,128	833,160
6.000%, 05/01/35	24,761	27,786
6.000%, 06/01/35	3,369	3,786
6.000%, 07/01/35	37,944	42,288
6.000%, 09/01/35	8,420	9,457
6.000%, 11/01/35	419,942	466,763
6.000%, 12/01/35	13,599	15,180
6.000%, 04/01/36	5,024	5,616
6.000%, 05/01/36	493,970	551,266
6.000%, 06/01/36	21,216	23,575
6.000%, 07/01/36	12,429	13,811
6.000%, 08/01/36	1,727,229	1,941,311
6.000%, 09/01/36	176,204	197,661
6.000%, 10/01/36	70,008	77,922
6.000%, 11/01/36	132,605	148,514
6.000%, 12/01/36	14,250	15,844
6.000%, 01/01/37	130,530	146,041
6.000%, 02/01/37	413,010	463,296
6.000%, 04/01/37	66,851	74,828
6.000%, 05/01/37	46,652	51,873
6.000%, 07/01/37	20,099	22,559
6.000%, 08/01/37	45,419	50,743
6.000%, 11/01/37	51,411	57,402
6.000%, 02/01/38	509,990	572,752
6.000%, 03/01/38	9,868	11,145
6.000%, 08/01/38	22,239	24,779
6.000%, 09/01/38	562,632	629,859
6.000%, 10/01/38	62,996	70,753
6.000%, 11/01/38	8,375	9,309
6.000%, 01/01/39	91,585	103,013
6.000%, 04/01/39	543,477	610,144
6.000%, 07/01/39	87,552	97,613
6.000%, 08/01/39	651,621	724,593
6.000%, 05/01/40	2,027	2,253
6.000%, TBA (a)	6,500,000	7,233,535
8.000%, 10/01/25	988	1,084
Fannie Mae ARM Pool 2.482%, 12M MTA + 1.200%, 08/01/41 (b)	294,153	293,264
2.482%, 12M MTA + 1.200%, 07/01/42 (b)	259,762	263,784
2.482%, 12M MTA + 1.200%, 08/01/42 (b)	264,550	268,736

BHFTI-308

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae ARM Pool 2.482%, 12M MTA + 1.200%, 10/01/44 (b)	378,876	$385,082
2.532%, 12M MTA + 1.250%, 09/01/41 (b)	761,744	773,628
2.866%, 1Y CMT + 1.997%, 10/01/28 (b)	142,780	146,306
3.014%, 6M LIBOR + 1.414%, 06/01/33 (b)	25,164	25,862
3.059%, 6M LIBOR + 1.511%, 01/01/35 (b)	146,278	151,191
3.092%, 12M MTA + 1.842%, 11/01/35 (b)	163,229	169,877
3.095%, 12M LIBOR + 1.345%, 12/01/34 (b)	587,440	607,690
3.097%, 12M LIBOR + 1.353%, 12/01/34 (b)	912,544	943,994
3.117%, 1Y CMT + 2.313%, 05/01/35 (b)	303,411	321,901
3.136%, 1Y CMT + 2.136%, 07/01/32 (b)	30,073	30,897
3.142%, 6M LIBOR + 1.538%, 01/01/36 (b)	48,502	50,672
3.150%, 1Y CMT + 1.900%, 02/01/31 (b)	140,214	142,836
3.156%, 12M LIBOR + 1.378%, 03/01/35 (b)	27,039	27,935
3.186%, 6M LIBOR + 1.373%, 09/01/35 (b)	1,150,128	1,182,741
3.250%, 12M LIBOR + 1.500%, 11/01/34 (b)	5,183	5,420
3.278%, 1Y CMT + 2.055%, 10/01/35 (b)	284,769	299,093
3.279%, 6M LIBOR + 1.662%, 08/01/36 (b)	246,360	255,197
3.343%, 1Y CMT + 2.176%, 11/01/35 (b)	368,582	386,971
3.345%, 12M LIBOR + 1.595%, 11/01/35 (b)	154,472	157,777
3.346%, 1Y CMT + 2.210%, 07/01/33 (b)	18,865	19,854
3.348%, 1Y CMT + 2.223%, 08/01/35 (b)	316,067	333,960
3.375%, 12M LIBOR + 1.625%, 12/01/34 (b)	40,734	42,579
3.379%, 1Y CMT + 2.215%, 09/01/31 (b)	38,151	39,647
3.386%, 12M LIBOR + 1.630%, 01/01/35 (b)	16,599	17,348
3.391%, 12M LIBOR + 1.641%, 10/01/34 (b)	15,736	16,473
3.394%, 12M LIBOR + 1.631%, 05/01/35 (b)	39,362	41,190
3.420%, 12M LIBOR + 1.670%, 11/01/34 (b)	91,694	96,071
3.454%, 1Y CMT + 2.289%, 04/01/34 (b)	5,638	5,944
3.466%, 12M LIBOR + 1.632%, 02/01/35 (b)	29,444	30,759
3.500%, 12M LIBOR + 1.750%, 08/01/35 (b)	463,340	487,008
3.502%, 12M LIBOR + 1.752%, 09/01/32 (b)	152,003	160,827
3.511%, 12M LIBOR + 1.638%, 01/01/35 (b)	55,058	57,587
3.513%, 12M LIBOR + 1.660%, 05/01/34 (b)	456,153	479,640
3.518%, 12M LIBOR + 1.572%, 01/01/35 (b)	40,312	42,054
3.551%, 1Y CMT + 2.360%, 11/01/34 (b)	1,731,697	1,838,239
3.560%, 12M LIBOR + 1.810%, 09/01/34 (b)	649,762	684,439
3.568%, 12M LIBOR + 1.578%, 01/01/35 (b)	59,821	62,432
3.569%, 12M LIBOR + 1.614%, 03/01/33 (b)	2,163	2,230
3.596%, 12M LIBOR + 1.810%, 04/01/35 (b)	87,426	91,827
3.610%, 1Y CMT + 2.196%, 02/01/35 (b)	116,219	122,209
3.635%, 12M LIBOR + 1.885%, 11/01/32 (b)	25,647	26,403
4.255%, COFI + 1.926%, 12/01/36 (b)	163,235	172,073
4.900%, COFI + 1.733%, 09/01/34 (b)	25,998	27,576
Fannie Mae Pool 2.310%, 08/01/22	8,200,000	8,010,179
2.870%, 09/01/27	7,300,000	7,101,550
3.240%, 07/01/22	21,343,054	21,639,982
3.330%, 11/01/21	1,412,324	1,434,008
Fannie Mae REMICS (CMO) 2.208%, 1M LIBOR + 0.400%, 09/18/31 (b)	227,725	228,667
2.772%, 1M LIBOR + 0.900%, 04/25/32 (b)	69,015	70,531
3.465%, 12M LIBOR + 1.000%, 05/25/35 (b)	870,847	914,174
Freddie Mac 15 Yr. Gold Pool 5.500%, 09/01/19	59,568	60,148

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 20 Yr. Gold Pool 4.000%, 06/01/30	83,987	86,754
4.000%, 09/01/30	407,164	421,084
4.000%, 10/01/30	23,753	24,565
5.500%, 04/01/21	7,066	7,661
5.500%, 12/01/22	456	494
5.500%, 03/01/23	84,182	91,270
5.500%, 06/01/26	1,647	1,786
5.500%, 08/01/26	1,019	1,105
5.500%, 06/01/27	23,612	25,683
5.500%, 12/01/27	55,208	59,856
5.500%, 01/01/28	34,041	36,907
5.500%, 02/01/28	8,319	9,019
5.500%, 05/01/28	70,445	76,376
5.500%, 06/01/28	107,854	116,942
6.000%, 03/01/21	18,740	20,815
6.000%, 01/01/22	82,666	91,817
6.000%, 10/01/22	342,767	380,712
6.000%, 12/01/22	19,352	21,495
6.000%, 04/01/23	17,504	19,442
Freddie Mac 30 Yr. Gold Pool 3.500%, TBA (a)	75,000,000	75,112,529
4.000%, 12/01/40	210,105	217,511
4.000%, TBA (a)	36,000,000	36,908,124
4.500%, 04/01/34	22,157	23,302
4.500%, 06/01/35	69,400	72,981
4.500%, 04/01/41	144,842	153,230
4.500%, 10/01/41	125,775	132,201
4.500%, TBA (a)	29,800,000	31,200,368
5.500%, 03/01/32	18,826	20,546
5.500%, 01/01/33	1,447	1,592
5.500%, 05/01/33	1,638	1,798
5.500%, 08/01/33	1,481	1,619
5.500%, 10/01/33	2,593	2,836
5.500%, 12/01/33	1,138	1,251
5.500%, 01/01/34	1,685	1,840
5.500%, 05/01/34	46,663	51,326
5.500%, 09/01/34	18,547	20,278
5.500%, 01/01/35	32,316	35,609
5.500%, 07/01/35	1,691	1,865
5.500%, 10/01/35	60,228	65,691
5.500%, 11/01/35	122,198	132,955
5.500%, 12/01/35	39,096	43,139
5.500%, 01/01/36	35,797	39,349
5.500%, 02/01/36	37,758	40,961
5.500%, 04/01/36	18,571	20,459
5.500%, 06/01/36	1,557,996	1,719,541
5.500%, 07/01/36	33,290	36,538
5.500%, 08/01/36	77,475	84,852
5.500%, 10/01/36	13,545	14,922
5.500%, 12/01/36	279,063	306,554
5.500%, 02/01/37	23,945	26,330
5.500%, 03/01/37	14,318	15,796
5.500%, 04/01/37	33,937	36,891
5.500%, 06/01/37	56,376	61,761
5.500%, 07/01/37	227,191	248,924

BHFTI-309

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 5.500%, 08/01/37	79,939	$88,304
5.500%, 09/01/37	29,816	32,509
5.500%, 10/01/37	9,957	10,921
5.500%, 11/01/37	250,434	274,896
5.500%, 12/01/37	15,466	16,803
5.500%, 01/01/38	78,335	85,900
5.500%, 02/01/38	201,558	221,097
5.500%, 03/01/38	95,904	104,867
5.500%, 04/01/38	190,985	209,324
5.500%, 05/01/38	391,756	429,806
5.500%, 06/01/38	309,280	339,161
5.500%, 07/01/38	411,981	451,865
5.500%, 08/01/38	1,084,730	1,190,220
5.500%, 09/01/38	294,908	323,282
5.500%, 10/01/38	8,190,246	8,984,119
5.500%, 11/01/38	2,597,146	2,840,695
5.500%, 12/01/38	6,022	6,529
5.500%, 01/01/39	686,406	752,668
5.500%, 02/01/39	119,391	130,104
5.500%, 03/01/39	79,267	86,952
5.500%, 06/01/39	2,671,650	2,929,797
5.500%, 09/01/39	58,012	63,417
5.500%, 02/01/40	91,902	100,609
5.500%, 03/01/40	12,187	13,271
5.500%, 05/01/40	2,683	2,944
5.500%, 08/01/40	84,701	92,856
5.500%, 02/01/41	56,369	61,153
Freddie Mac ARM Non-Gold Pool 3.099%, 12M LIBOR + 1.345%, 09/01/35 (b)	175,593	181,322
3.263%, 1Y CMT + 2.250%, 06/01/35 (b)	764,748	807,244
3.295%, 1Y CMT + 2.250%, 08/01/35 (b)	349,390	367,878
3.338%, 1Y CMT + 2.107%, 10/01/34 (b)	41,053	43,049
3.415%, 12M LIBOR + 1.625%, 02/01/35 (b)	33,525	34,956
3.433%, 12M LIBOR + 1.625%, 02/01/35 (b)	13,615	14,150
3.434%, 12M LIBOR + 1.677%, 01/01/35 (b)	29,559	30,787
3.469%, 12M LIBOR + 1.621%, 02/01/35 (b)	25,941	27,041
3.478%, 1Y CMT + 2.236%, 09/01/35 (b)	305,406	321,302
3.489%, 1Y CMT + 2.250%, 11/01/31 (b)	23,692	24,879
3.500%, 1Y CMT + 2.250%, 11/01/34 (b)	65,914	69,369
3.510%, 1Y CMT + 2.108%, 02/01/35 (b)	41,593	43,546
3.529%, 12M LIBOR + 1.678%, 02/01/35 (b)	27,985	29,216
3.601%, 12M LIBOR + 1.851%, 03/01/35 (b)	98,790	101,416
3.611%, 1Y CMT + 2.464%, 01/01/29 (b)	232,545	240,447
3.642%, 12M LIBOR + 1.893%, 11/01/34 (b)	28,727	30,278
3.650%, 12M LIBOR + 1.900%, 11/01/34 (b)	36,316	38,214
3.698%, 1Y CMT + 2.250%, 01/01/35 (b)	162,777	171,182
3.711%, 12M LIBOR + 1.961%, 08/01/32 (b)	49,029	50,446
3.744%, 12M LIBOR + 1.901%, 02/01/35 (b)	35,276	37,104
3.937%, 1Y CMT + 2.250%, 02/01/35 (b)	61,480	64,654
Freddie Mac Multifamily Structured Pass-Through Certificates 1.272%, 08/25/22 (b) (c)	42,240,454	1,936,615
Freddie Mac REMICS (CMO) 2.027%, 1M LIBOR + 0.250%, 07/15/34 (b)	49,975	49,775
2.177%, 1M LIBOR + 0.400%, 06/15/41 (b)	9,733,394	9,793,333
3.125%, PRIME -1.375%, 11/15/23 (b)	212,524	216,764

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac REMICS (CMO) 3.500%, 01/15/42	24,810,116	24,797,468
6.500%, 01/15/24	13,480	14,831
Freddie Mac Structured Pass-Through Securities (CMO) 2.263%, 12M MTA + 1.200%, 02/25/45 (b)	77,896	78,323
2.401%, 12M MTA + 1.200%, 10/25/44 (b)	868,099	878,812
2.601%, 12M MTA + 1.400%, 07/25/44 (b)	4,390,030	4,404,095
Ginnie Mae I 30 Yr. Pool 3.000%, TBA (a)	7,000,000	6,893,086
4.000%, TBA (a)	11,000,000	11,312,382
5.000%, 10/15/33	6,454	6,803
5.000%, 12/15/33	28,306	30,409
5.000%, 05/15/34	5,427	5,833
5.000%, 07/15/34	756	797
5.000%, 11/15/35	2,551	2,696
5.000%, 03/15/36	2,344	2,520
5.000%, 10/15/38	631,460	678,357
5.000%, 02/15/39	91,696	98,260
5.000%, 03/15/39	144,839	155,669
5.000%, 04/15/39	929,926	999,776
5.000%, 05/15/39	3,053,859	3,282,241
5.000%, 06/15/39	996,910	1,070,763
5.000%, 09/15/39	312,342	335,395
5.000%, 05/15/40	32,615	35,055
5.000%, 09/15/40	351,375	375,903
5.000%, 12/15/40	25,862	27,779
5.000%, 07/15/41	18,088	19,069
5.000%, 09/15/47	499,416	529,456
5.000%, TBA (a)	15,000,000	15,801,563
7.000%, 10/15/23	2,126	2,210
7.500%, 01/15/26	2,602	2,777
Ginnie Mae II 30 Yr. Pool 3.500%, TBA (a)	10,000,000	10,097,070
4.000%, TBA (a)	39,500,000	40,585,283
Ginnie Mae II ARM Pool 2.375%, 1Y CMT + 1.500%, 02/20/22 (b)	6,027	6,101
2.375%, 1Y CMT + 1.500%, 01/20/23 (b)	10,189	10,388
2.375%, 1Y CMT + 1.500%, 02/20/26 (b)	7,312	7,527
2.375%, 1Y CMT + 1.500%, 01/20/27 (b)	3,478	3,599
2.375%, 1Y CMT + 1.500%, 02/20/27 (b)	1,692	1,696
2.375%, 1Y CMT + 1.500%, 02/20/28 (b)	10,901	11,265
2.375%, 1Y CMT + 1.500%, 03/20/28 (b)	11,569	11,956
2.375%, 1Y CMT + 1.500%, 01/20/30 (b)	26,842	27,798
2.375%, 1Y CMT + 1.500%, 03/20/32 (b)	454	471
2.375%, 1Y CMT + 1.500%, 03/20/33 (b)	4,039	4,198
2.625%, 1Y CMT + 1.500%, 04/20/22 (b)	388	387
2.625%, 1Y CMT + 1.500%, 05/20/26 (b)	12,456	12,578
2.625%, 1Y CMT + 1.500%, 06/20/27 (b)	4,107	4,238
2.625%, 1Y CMT + 1.500%, 05/20/28 (b)	4,331	4,476
2.625%, 1Y CMT + 1.500%, 04/20/29 (b)	5,106	5,133
2.625%, 1Y CMT + 1.500%, 05/20/29 (b)	6,916	7,156
2.625%, 1Y CMT + 1.500%, 04/20/30 (b)	14,388	14,906
2.625%, 1Y CMT + 1.500%, 05/20/30 (b)	23,243	24,079
2.625%, 1Y CMT + 1.500%, 06/20/30 (b)	8,889	9,209
2.625%, 1Y CMT + 1.500%, 04/20/31 (b)	8,343	8,479
2.625%, 1Y CMT + 1.500%, 04/20/32 (b)	6,543	6,794

BHFTI-310

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II ARM Pool 2.625%, 1Y CMT + 1.500%, 05/20/32 (b)	12,650	$13,133
2.750%, 1Y CMT + 1.500%, 08/20/27 (b)	57,324	58,370
2.750%, 1Y CMT + 1.500%, 09/20/27 (b)	59,717	59,475
2.750%, 1Y CMT + 1.500%, 07/20/29 (b)	6,732	6,957
2.750%, 1Y CMT + 1.500%, 08/20/29 (b)	7,698	7,955
2.750%, 1Y CMT + 1.500%, 09/20/29 (b)	10,364	10,503
2.750%, 1Y CMT + 1.500%, 08/20/31 (b)	2,344	2,427
2.750%, 1Y CMT + 1.500%, 07/20/32 (b)	5,506	5,583
2.750%, 1Y CMT + 1.500%, 09/20/33 (b)	39,697	41,152
3.125%, 1Y CMT + 1.500%, 11/20/26 (b)	11,878	11,883
3.125%, 1Y CMT + 1.500%, 11/20/27 (b)	14,155	14,455
3.125%, 1Y CMT + 1.500%, 10/20/28 (b)	7,802	7,931
3.125%, 1Y CMT + 1.500%, 10/20/29 (b)	5,237	5,416
3.125%, 1Y CMT + 1.500%, 10/20/30 (b)	2,669	2,734
3.125%, 1Y CMT + 1.500%, 11/20/30 (b)	30,484	31,175
3.625%, 1Y CMT + 2.000%, 10/20/31 (b)	5,319	5,338
Government National Mortgage Association (CMO) 1.915%, 1M LIBOR + 0.340%, 12/20/62 (b)	306,161	305,502
2.086%, 1M LIBOR + 0.300%, 01/16/31 (b)	20,916	20,947
2.175%, 1M LIBOR + 0.600%, 08/20/65 (b)	3,678,974	3,691,194
2.175%, 1M LIBOR + 0.600%, 10/20/65 (b)	9,941,208	9,992,084
2.225%, 1M LIBOR + 0.650%, 06/20/66 (b)	7,497,951	7,533,571
2.286%, 1M LIBOR + 0.500%, 02/16/30 (b)	3,677	3,690
2.425%, 1M LIBOR + 0.850%, 09/20/66 (b)	9,833,156	9,985,563
2.500%, 12M LIBOR + 0.800%, 09/20/67 (b)	10,083,726	10,449,310
2.575%, 1M LIBOR + 1.000%, 12/20/65 (b)	25,577,105	26,105,901
2.575%, 1M LIBOR + 1.000%, 01/20/67 (b)	11,962,349	12,232,741
4.212%, 09/20/66 (b)	12,459,651	13,573,543

		2,799,023,096

U.S. Treasury—18.8%
U.S. Treasury Bonds 2.750%, 08/15/42 (d)	39,000,000	37,680,703
2.750%, 11/15/42 (d)	63,400,000	61,195,860
2.875%, 05/15/43 (d) (e)	83,700,000	82,503,351
3.000%, 05/15/42 (d)	19,500,000	19,714,805
3.000%, 11/15/44 (d)	50,400,000	50,734,687
3.125%, 02/15/42	15,800,000	16,324,609
3.125%, 02/15/43	20,000,000	20,616,406
3.125%, 08/15/44 (d) (e)	116,300,000	119,761,742
3.625%, 08/15/43 (d)	21,900,000	24,516,879
3.750%, 11/15/43	28,100,000	32,096,566
4.250%, 05/15/39	9,600,000	11,681,625
4.375%, 11/15/39 (d)	57,100,000	70,703,629
4.375%, 05/15/40	11,900,000	14,751,817
4.500%, 08/15/39	15,100,000	18,991,789
4.625%, 02/15/40	12,800,000	16,378,500
U.S. Treasury Inflation Indexed Bond 0.875%, 02/15/47 (f)	4,414,552	4,382,213
U.S. Treasury Notes 1.375%, 03/31/20 (g) (h) (i)	22,000,000	21,602,969
1.750%, 09/30/22 (g) (h) (i) (j)	20,400,000	19,718,672
1.875%, 07/31/22 (d) (g) (h) (i) (j)	102,600,000	99,846,633
1.875%, 08/31/22 (d) (g) (h) (i) (j)	31,200,000	30,345,656

U.S. Treasury—(Continued)
U.S. Treasury Notes 2.000%, 10/31/22 (d) (g) (h) (j)	3,300,000	3,222,656
2.125%, 07/31/24 (g) (h) (i) (j) (k)	24,800,000	24,026,937
2.125%, 09/30/24 (d) (g) (h) (j)	139,700,000	135,176,122
2.250%, 11/15/24 (d) (h) (i) (j)	114,200,000	111,215,633
2.250%, 08/15/27 (d)	24,360,000	23,357,053
2.375%, 05/15/27 (d)	34,900,000	33,859,816

		1,104,407,328

Total U.S. Treasury & Government Agencies (Cost $3,906,020,091)		3,903,430,424

Corporate Bonds & Notes—37.8%

Agriculture—0.4%
BAT Capital Corp. 2.764%, 08/15/22 (144A)	9,600,000	9,285,550
3.222%, 08/15/24 (144A)	6,300,000	6,073,981
3.557%, 08/15/27 (144A)	3,700,000	3,543,995
BAT International Finance plc 2.750%, 06/15/20 (144A)	3,200,000	3,172,674
Reynolds American, Inc. 6.875%, 05/01/20	3,500,000	3,753,661

		25,829,861

Airlines—0.1%
Latam Airlines Pass-Through Trust 4.200%, 11/15/27	3,093,914	3,039,770
4.500%, 11/15/23	2,373,077	2,309,004

		5,348,774

Auto Manufacturers—0.9%
Ford Motor Credit Co. LLC 2.943%, 01/08/19	10,000,000	10,002,122
General Motors Financial Co., Inc. 2.450%, 11/06/20	12,100,000	11,826,913
3.150%, 01/15/20	12,300,000	12,294,807
3.200%, 07/13/20	18,300,000	18,250,953

		52,374,795

Banks—23.0%
Banco Bilbao Vizcaya Argentaria S.A. 7.000%, 5Y EUR Swap + 6.155%, 02/19/19 (EUR) (b)	1,000,000	1,290,496
Banco Espirito Santo S.A. 2.625%, 05/08/17 (EUR) (l) (m)	1,700,000	627,529
4.750%, 01/15/18 (EUR) (l) (m)	3,100,000	1,115,710
Bank of America Corp. 2.625%, 04/19/21	10,500,000	10,342,969
2.650%, 04/01/19	5,000,000	4,997,407
2.741%, 3M LIBOR + 1.000%, 04/24/23 (b)	18,000,000	18,128,692
2.958%, 3M LIBOR + 0.650%, 10/01/21 (b)	18,000,000	18,043,977
4.125%, 01/22/24	2,130,000	2,192,464
6.875%, 04/25/18	26,300,000	26,368,162

BHFTI-311

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Barclays Bank plc 7.750%, 5Y USD Swap + 6.833%, 04/10/23 (b)	3,700,000	$3,700,740
10.179%, 06/12/21 (144A)	17,900,000	21,010,962
14.000%, 3M GBP LIBOR + 13.400%, 06/15/19 (GBP) (b)	600,000	949,130
Barclays plc 2.375%, 1Y GBP Swap + 1.320%, 10/06/23 (GBP) (b)	2,600,000	3,613,046
3.125%, 01/17/24 (GBP)	1,700,000	2,417,780
3.200%, 08/10/21	5,000,000	4,940,335
3.250%, 02/12/27 (GBP)	1,800,000	2,529,654
3.921%, 3M LIBOR + 2.110%, 08/10/21 (b)	6,400,000	6,675,589
6.500%, 5Y EUR Swap + 5.875%, 09/15/19 (EUR) (b)	5,200,000	6,794,293
7.000%, 5Y GBP Swap + 5.084%, 09/15/19 (GBP) (b)	1,000,000	1,467,960
8.250%, 5Y USD Swap + 6.705%, 12/15/18 (b)	2,300,000	2,373,140
BB&T Corp. 2.985%, 3M LIBOR + 0.860%, 06/15/18 (b)	27,200,000	27,221,810
BBVA Bancomer S.A. 6.500%, 03/10/21 (144A)	7,800,000	8,287,500
BNP Paribas S.A. 3.500%, 03/01/23 (144A)	14,400,000	14,285,799
Capital One Financial Corp. 2.217%, 3M LIBOR + 0.450%, 10/30/20 (b)	14,900,000	14,841,851
2.400%, 10/30/20	14,700,000	14,409,011
CIT Group, Inc. 4.125%, 03/09/21	11,500,000	11,557,500
5.250%, 03/07/25	11,000,000	11,262,020
5.500%, 02/15/19 (144A)	802,000	821,048
Citigroup, Inc. 2.450%, 3M LIBOR + 0.690%, 10/27/22 (b)	10,600,000	10,548,951
2.705%, 3M LIBOR + 0.960%, 04/25/22 (b)	18,000,000	18,103,842
Cooperatieve Rabobank UA 4.750%, 01/15/20 (144A)	1,700,000	1,750,422
5.500%, 5Y EUR Swap + 5.250%, 06/29/20 (EUR) (b)	5,000,000	6,636,738
6.625%, 5Y EUR Swap + 6.697%, 06/29/21 (EUR) (b)	600,000	839,782
Credit Suisse Group AG 3.869%, 3M LIBOR + 1.410%, 01/12/29 (144A) (b)	14,400,000	13,958,106
Credit Suisse Group Funding Guernsey, Ltd. 3.750%, 03/26/25	5,710,000	5,576,696
3.800%, 09/15/22	18,300,000	18,427,890
3.800%, 06/09/23	12,100,000	12,122,922
Deutsche Bank AG 2.700%, 07/13/20	14,800,000	14,486,390
3.150%, 01/22/21	8,200,000	8,077,744
3.300%, 11/16/22	9,500,000	9,234,545
3.375%, 05/12/21	30,500,000	30,146,136
4.250%, 10/14/21	7,700,000	7,820,901
Dexia Credit Local S.A. 2.375%, 09/20/22 (144A)	27,100,000	26,425,144
Goldman Sachs Group, Inc. (The) 2.876%, 10/31/22	13,700,000	13,411,364
2.889%, 3M LIBOR + 0.800%, 12/13/19 (b)	1,200,000	1,207,333

Banks—(Continued)
Goldman Sachs Group, Inc. (The) 2.967%, 3M LIBOR + 1.200%, 04/30/18 (b)	14,261,000	14,269,102
3.200%, 02/23/23	15,100,000	14,881,945
3.750%, 05/22/25	5,375,000	5,320,570
HSBC Holdings plc 3.033%, 11/22/23	17,100,000	16,693,128
3.196%, 3M LIBOR + 1.500%, 01/05/22 (b)	18,400,000	18,948,696
3.400%, 03/08/21	14,900,000	14,969,112
4.287%, 3M LIBOR + 2.240%, 03/08/21 (b)	9,600,000	10,083,805
ING Bank NV 2.500%, 10/01/19 (144A)	2,100,000	2,086,404
JPMorgan Chase & Co. 2.250%, 01/23/20	12,300,000	12,150,546
2.645%, 3M LIBOR + 0.900%, 04/25/23 (b)	8,000,000	8,029,704
3.135%, 3M LIBOR + 1.100%, 06/07/21 (b)	17,000,000	17,334,427
Lloyds Bank plc 12.000%, 3M LIBOR + 11.756%, 12/16/24 (144A) (b)	5,700,000	7,170,127
Lloyds Banking Group plc 6.375%, 5Y EUR Swap + 5.290%, 06/27/20 (EUR) (b)	3,800,000	5,044,061
7.000%, 5Y GBP Swap + 5.060%, 06/27/19 (GBP) (b)	5,700,000	8,369,289
7.625%, 5Y GBP Swap + 5.010%, 06/27/23 (GBP) (b)	11,400,000	17,847,489
Mitsubishi UFJ Financial Group, Inc. 3.455%, 03/02/23	17,700,000	17,667,026
Mizuho Bank, Ltd. 2.150%, 10/20/18 (144A)	7,200,000	7,179,302
2.935%, 3M LIBOR + 1.190%, 10/20/18 (144A) (b)	11,800,000	11,861,155
Morgan Stanley 2.125%, 04/25/18	4,700,000	4,698,611
3.025%, 3M LIBOR + 1.280%, 04/25/18 (b)	32,000,000	32,018,423
Nykredit Realkredit A/S 1.000%, 04/01/18 (DKK)	554,900,000	91,588,816
1.000%, 07/01/18 (DKK)	131,000,000	21,678,158
1.000%, 10/01/18 (DKK)	93,300,000	15,503,298
Realkredit Danmark A/S 1.000%, 04/01/18 (DKK)	1,682,800,000	277,753,936
2.000%, 04/01/18 (DKK)	423,800,000	69,950,153
Royal Bank of Scotland Group plc 8.000%, 5Y USD Swap + 5.720%, 08/10/25 (b)	1,000,000	1,096,250
Royal Bank of Scotland plc (The) 6.934%, 04/09/18 (EUR)	6,732,000	8,291,571
Santander UK Group Holdings plc 2.875%, 10/16/20	1,800,000	1,783,037
3.373%, 3M LIBOR + 1.080%, 01/05/24 (b)	3,900,000	3,815,238
3.823%, 3M LIBOR + 1.400%, 11/03/28 (b)	1,100,000	1,048,141
Societe Generale S.A. 2.625%, 09/16/20 (144A)	300,000	295,954
8.250%, 5Y USD Swap + 6.394%, 11/29/18 (b)	1,600,000	1,648,000
Sumitomo Mitsui Banking Corp. 2.044%, 3M LIBOR + 0.310%, 10/18/19 (b)	14,300,000	14,290,991
2.514%, 01/17/20	14,900,000	14,754,888
Sumitomo Mitsui Financial Group, Inc. 2.934%, 03/09/21	15,100,000	15,018,362

BHFTI-312

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Sumitomo Mitsui Trust Bank, Ltd. 2.050%, 03/06/19 (144A)	10,000,000	$9,923,759
Toronto-Dominion Bank (The) 2.500%, 01/18/22 (144A)	20,600,000	20,256,672
UBS AG 2.304%, 3M LIBOR + 0.320%, 05/28/19 (144A) (b)	6,000,000	6,001,680
2.355%, 3M LIBOR + 0.320%, 12/07/18 (144A) (b)	11,600,000	11,607,969
2.450%, 12/01/20 (144A)	9,700,000	9,523,926
2.627%, 3M LIBOR + 0.580%, 06/08/20 (144A) (b)	15,800,000	15,857,496
2.856%, 3M LIBOR + 0.850%, 06/01/20 (b)	4,000,000	4,040,845
4.750%, 5Y USD Swap + 3.765%, 05/22/23 (b)	7,900,000	7,904,234
7.625%, 08/17/22	3,600,000	4,041,000
UBS Group Funding Switzerland AG 3.000%, 04/15/21 (144A)	14,000,000	13,852,166
4.125%, 04/15/26 (144A)	10,200,000	10,235,366
Wells Fargo & Co. 5.895%, 3M LIBOR + 3.770%, 06/15/18 (b)	11,300,000	11,462,042

		1,350,888,350

Beverages—0.0%
Anheuser-Busch InBev Finance, Inc. 3.300%, 02/01/23	1,400,000	1,401,029

Biotechnology—0.0%
Baxalta, Inc. 2.875%, 06/23/20	1,600,000	1,588,750

Building Materials—0.0%
Holcim U.S. Finance Sarl & Cie SCS 6.000%, 12/30/19 (144A)	1,500,000	1,571,905

Commercial Services—0.2%
ERAC USA Finance LLC 2.350%, 10/15/19 (144A)	10,138,000	10,036,206

Computers—1.1%
Apple, Inc. 2.900%, 09/12/27	300,000	285,568
3.000%, 06/20/27	15,000,000	14,460,082
Dell International LLC / EMC Corp. 4.420%, 06/15/21 (144A)	17,700,000	18,156,094
5.450%, 06/15/23 (144A)	9,600,000	10,176,239
EMC Corp. 1.875%, 06/01/18	400,000	398,887
2.650%, 06/01/20	4,090,000	3,943,789
Hewlett Packard Enterprise Co. 2.850%, 10/05/18	14,800,000	14,815,203

		62,235,862

Diversified Financial Services—3.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.300%, 01/23/23	3,600,000	3,500,931
4.625%, 10/30/20 (e)	1,100,000	1,132,259
Ally Financial, Inc. 3.500%, 01/27/19	2,600,000	2,603,250

Diversified Financial Services—(Continued)
Ally Financial, Inc. 3.600%, 05/21/18	1,600,000	1,600,000
3.750%, 11/18/19	1,300,000	1,307,371
B3 S.A. Brasil Bolsa Balcao 5.500%, 07/16/20	1,000,000	1,027,500
Blackstone CQP Holdco L.P. 6.000%, 08/18/21 (144A) (n)	10,700,000	10,726,750
6.500%, 03/20/21 (144A) (n)	20,700,000	20,803,500
Daiwa Securities Group, Inc. 3.129%, 04/19/22 (144A)	17,900,000	17,670,074
Discover Financial Services 5.500%, 10/30/27	12,000,000	11,730,000
Emerald Bay S.A.
Zero Coupon, 10/08/20 (144A) (EUR)	3,294,000	3,786,731
Intercontinental Exchange, Inc. 2.350%, 09/15/22	12,500,000	12,070,271
International Lease Finance Corp. 4.625%, 04/15/21	2,000,000	2,064,280
Jefferies Finance LLC / JFIN Co-Issuer Corp. 7.375%, 04/01/20 (144A)	500,000	505,000
LeasePlan Corp. NV 2.875%, 01/22/19 (144A)	17,600,000	17,544,927
Navient Corp. 4.875%, 06/17/19	500,000	504,000
5.500%, 01/15/19	1,500,000	1,516,500
5.875%, 03/25/21	500,000	511,250
8.450%, 06/15/18	8,986,000	9,062,381
Nordea Kredit Realkreditaktieselskab 1.000%, 04/01/18 (DKK)	164,400,000	27,134,982
1.000%, 10/01/18 (DKK)	140,600,000	23,362,955
2.000%, 04/01/18 (DKK)	15,000,000	2,475,819
NTT Finance Corp. 1.900%, 07/21/21	6,200,000	5,963,185
OneMain Financial Holdings LLC 7.250%, 12/15/21 (144A)	3,100,000	3,212,375
Piper Jaffray Cos. 5.060%, 10/09/18 (144A) (n)	5,000,000	5,041,853
Preferred Term Securities XX, Ltd. / Preferred Term Securities XX, Inc. 2.525%, 3M LIBOR + 0.400%, 03/22/38 (144A) (b)	10,717,919	9,780,101
Rio Oil Finance Trust 9.250%, 07/06/24 (144A)	2,891,712	3,138,954
Springleaf Finance Corp. 6.125%, 05/15/22	9,100,000	9,251,060
6.875%, 03/15/25	11,800,000	11,844,250
8.250%, 12/15/20	7,000,000	7,621,250

		228,493,759

Electric—0.8%
Enel Finance International NV 2.875%, 05/25/22 (144A)	9,000,000	8,783,282
FirstEnergy Corp. 3.900%, 07/15/27	1,300,000	1,276,691
IPALCO Enterprises, Inc. 3.450%, 07/15/20	6,500,000	6,500,650

BHFTI-313

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
NextEra Energy Capital Holdings, Inc. 2.400%, 09/15/19	4,192,000	$4,160,378
Sempra Energy 2.575%, 3M LIBOR + 0.450%, 03/15/21 (b)	17,600,000	17,651,215
Southern Co. (The) 2.350%, 07/01/21	1,400,000	1,356,659
Southern Power Co. 1.950%, 12/15/19	10,500,000	10,316,223

		50,045,098

Food—0.3%
Danone S.A. 2.077%, 11/02/21 (144A)	13,943,000	13,361,310
2.589%, 11/02/23 (144A)	3,858,000	3,655,511
Kraft Heinz Foods Co. 2.800%, 07/02/20	1,700,000	1,688,227

		18,705,048

Healthcare-Products—0.3%
Becton Dickinson & Co. 2.133%, 06/06/19	12,000,000	11,864,137
Boston Scientific Corp. 6.000%, 01/15/20	4,337,000	4,551,069

		16,415,206

Healthcare-Services—0.1%
HCA, Inc. 3.750%, 03/15/19	4,500,000	4,517,100

Home Builders—0.1%
DR Horton, Inc. 4.000%, 02/15/20	7,800,000	7,931,844

Housewares—0.1%
Newell Brands, Inc. 3.850%, 04/01/23	7,400,000	7,385,596

Insurance—0.0%
Ambac Assurance Corp. 5.100%, 06/07/20 (144A) (n)	144	190
Ambac LSNI LLC 6.811%, 3M LIBOR + 5.000%, 02/12/23 (144A) (b)	200,694	202,701

		202,891

Internet—0.2%
Amazon.com, Inc. 3.150%, 08/22/27 (144A)	10,500,000	10,130,867
Booking Holdings, Inc. 2.750%, 03/15/23	4,600,000	4,439,096

		14,569,963

Lodging—0.1%
Hyatt Hotels Corp. 4.850%, 03/15/26	2,700,000	2,824,655

Lodging—(Continued)
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.250%, 05/30/23 (144A)	3,800,000	3,724,000

		6,548,655

Media—0.6%
CBS Radio, Inc. 7.250%, 11/01/24 (144A)	4,000,000	4,075,000
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.464%, 07/23/22	11,529,000	11,776,750
CSC Holdings LLC 5.375%, 02/01/28 (144A)	3,800,000	3,589,442
DISH DBS Corp. 4.250%, 04/01/18	3,900,000	3,900,000
Time Warner Cable LLC 6.750%, 07/01/18	4,900,000	4,946,176
Virgin Media Secured Finance plc 5.125%, 01/15/25 (GBP)	2,000,000	2,862,122
5.500%, 01/15/25 (GBP)	2,700,000	3,873,334

		35,022,824

Miscellaneous Manufacturing—0.3%
General Electric Co. 5.000%, 3M LIBOR + 3.330%, 01/21/21 (b)	2,000,000	1,980,000
Textron, Inc. 2.361%, 3M LIBOR + 0.550%, 11/10/20 (b)	14,400,000	14,384,465

		16,364,465

Oil & Gas—0.3%
BP Capital Markets plc 2.183%, 3M LIBOR + 0.350%, 08/14/18 (b)	12,000,000	12,007,180
Petrobras Global Finance B.V. 6.125%, 01/17/22	8,000,000	8,536,000

		20,543,180

Oil, Gas & Consumable Fuels—0.1%
Pioneer Natural Resources Co. 6.875%, 05/01/18	2,000,000	2,007,025
7.500%, 01/15/20	1,500,000	1,613,973

		3,620,998

Pharmaceuticals—0.8%
AbbVie, Inc. 1.800%, 05/14/18	11,200,000	11,191,834
2.850%, 05/14/23	5,000,000	4,842,272
Allergan Funding SCS 3.450%, 03/15/22	4,900,000	4,858,108
CVS Health Corp. 3.350%, 03/09/21	2,900,000	2,915,785
4.300%, 03/25/28	5,000,000	5,021,303
Shire Acquisitions Investments Ireland DAC 1.900%, 09/23/19	13,200,000	12,982,144
2.400%, 09/23/21	1,900,000	1,834,492

BHFTI-314

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Valeant Pharmaceuticals International, Inc. 5.375%, 03/15/20 (144A)	3,333,000	$3,350,665

		46,996,603

Pipelines—0.4%
Andeavor Logistics L.P. / Tesoro Logistics Finance Corp. 5.500%, 10/15/19	5,800,000	5,968,780
Enbridge, Inc. 2.825%, 3M LIBOR + 0.700%, 06/15/20 (b)	11,500,000	11,543,996
Plains All American Pipeline L.P. / PAA Finance Corp. 4.500%, 12/15/26	1,200,000	1,190,271
Sabine Pass Liquefaction LLC 5.875%, 06/30/26	1,255,000	1,371,715
Sunoco Logistics Partners Operations .LP. 5.950%, 12/01/25	1,800,000	1,948,320

		22,023,082

Real Estate—0.2%
American Homes 4 Rent L.P. 4.250%, 02/15/28	1,900,000	1,861,873
Ontario Teachers’ Cadillac Fairview Properties Trust 3.125%, 03/20/22 (144A)	1,200,000	1,193,210
3.875%, 03/20/27 (144A)	1,700,000	1,710,696
Tesco Property Finance 6 plc 5.411%, 07/13/44 (GBP)	1,071,343	1,693,034
WEA Finance LLC 3.150%, 04/05/22 (144A)	4,770,000	4,717,167

		11,175,980

Real Estate Investment Trusts—2.1%
American Campus Communities Operating Partnership LP 3.625%, 11/15/27	2,200,000	2,092,911
Brixmor Operating Partnership L.P. 4.125%, 06/15/26	5,500,000	5,394,112
CBL & Associates L.P. 5.950%, 12/15/26	7,200,000	6,058,727
Digital Realty Trust L.P. 3.400%, 10/01/20	5,300,000	5,331,822
4.750%, 10/01/25	8,000,000	8,352,022
Goodman U.S. Finance Three LLC 3.700%, 03/15/28 (144A)	10,800,000	10,378,779
Hospitality Properties Trust 4.375%, 02/15/30	11,490,000	11,024,362
Omega Healthcare Investors, Inc. 4.750%, 01/15/28 (e)	8,900,000	8,636,705
Public Storage 2.370%, 09/15/22	2,500,000	2,407,271
3.094%, 09/15/27	15,500,000	14,886,676
Realty Income Corp. 3.875%, 04/15/25	10,700,000	10,666,141
Senior Housing Properties Trust 4.750%, 02/15/28	9,600,000	9,405,739
Simon Property Group L.P. 2.750%, 06/01/23	18,690,000	18,119,693

Real Estate Investment Trusts —(Continued)
Welltower, Inc. 4.250%, 04/01/26	10,300,000	10,427,942

		123,182,902

Retail—0.1%
CVS Health Corp. 2.750%, 12/01/22	2,900,000	2,791,433
CVS Pass-Through Trust 6.943%, 01/10/30	786,694	889,522

		3,680,955

Software—0.3%
Oracle Corp. 1.900%, 09/15/21	6,000,000	5,792,738
VMware, Inc. 2.300%, 08/21/20	10,100,000	9,823,884

		15,616,622

Telecommunications—0.9%
AT&T, Inc. 2.372%, 3M LIBOR + 0.650%, 01/15/20 (b)	11,900,000	11,943,726
2.672%, 3M LIBOR + 0.950%, 07/15/21 (b)	14,900,000	15,057,692
Verizon Communications, Inc. 2.454%, 3M LIBOR + 0.550%, 05/22/20 (b)	6,500,000	6,527,853
3.376%, 02/15/25	10,766,000	10,582,061
3.500%, 11/01/24	6,600,000	6,533,201

		50,644,533

Transportation—0.0%
AP Moller—Maersk A/S 2.875%, 09/28/20 (144A)	1,800,000	1,784,699

Trucking & Leasing—0.1%
Park Aerospace Holdings, Ltd. 4.500%, 03/15/23 (144A)	9,000,000	8,527,500

Total Corporate Bonds & Notes (Cost $2,199,577,284)		2,225,275,035

Asset-Backed Securities—17.0%

Asset-Backed - Automobile—0.3%
AmeriCredit Automobile Receivables Trust 1.510%, 05/18/20	3,161,823	3,151,920
DT Auto Owner Trust 1.720%, 05/15/20 (144A)	3,863,649	3,856,432
Exeter Automobile Receivables Trust 1.960%, 03/15/21 (144A)	4,340,791	4,326,716
Flagship Credit Auto Trust 1.930%, 12/15/21 (144A)	9,601,306	9,567,520

		20,902,588

BHFTI-315

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Credit Card—0.8%
Chase Issuance Trust 2.077%, 1M LIBOR + 0.300%, 01/18/22 (b)	12,000,000	$12,032,299
Golden Credit Card Trust 2.177%, 1M LIBOR + 0.400%, 02/15/21 (144A) (b)	12,000,000	12,028,219
Master Credit Card Trust II 2.331%, 1M LIBOR + 0.490%, 07/22/24 (144A) (b)	14,800,000	14,795,550
Synchrony Credit Card Master Note Trust 2.970%, 03/15/24	6,500,000	6,498,077

		45,354,145

Asset-Backed - Home Equity—3.1%
Accredited Mortgage Loan Trust 2.452%, 1M LIBOR + 0.580%, 07/25/34 (b)	13,156,495	12,926,411
ACE Securities Corp. Home Equity Loan Trust 2.022%, 1M LIBOR + 0.150%, 04/25/36 (b)	7,112,261	6,964,391
2.022%, 1M LIBOR + 0.150%, 07/25/36 (b)	9,623,844	4,838,817
2.342%, 1M LIBOR + 0.470%, 10/25/35 (b)	7,100,000	7,050,354
Asset-Backed Funding Certificates Trust 2.572%, 1M LIBOR + 0.700%, 06/25/34 (b)	2,126,483	2,074,139
Asset-Backed Securities Corp. Home Equity Loan Trust 1.952%, 1M LIBOR + 0.080%, 05/25/37 (b)	26,398	18,710
2.322%, 1M LIBOR + 0.450%, 11/25/35 (b)	2,000,000	1,998,791
Bear Stearns Asset-Backed Securities I Trust 2.122%, 1M LIBOR + 0.250%, 04/25/37 (b)	14,000,546	14,314,568
2.311%, 1M LIBOR + 0.460%, 02/25/36 (b)	1,000,000	970,753
2.672%, 1M LIBOR + 0.800%, 10/27/32 (b)	17,637	16,997
2.872%, 1M LIBOR + 1.000%, 10/25/37 (b)	3,219,175	3,233,349
2.877%, 1M LIBOR + 1.005%, 06/25/35 (b)	7,800,000	7,792,116
Citigroup Mortgage Loan Trust 2.032%, 1M LIBOR + 0.160%, 12/25/36 (144A) (b)	9,096,893	5,948,189
2.042%, 1M LIBOR + 0.170%, 05/25/37 (b)	6,295,971	6,248,439
HSI Asset Securitization Corp. Trust 2.042%, 1M LIBOR + 0.170%, 12/25/36 (b)	10,999,484	4,503,282
MASTR Asset-Backed Securities Trust 1.922%, 1M LIBOR + 0.050%, 08/25/36 (b)	6,212,463	3,230,483
2.042%, 1M LIBOR + 0.170%, 10/25/36 (b)	6,119,729	5,986,167
Merrill Lynch Mortgage Investors Trust 2.372%, 1M LIBOR + 0.500%, 06/25/36 (b)	1,411,719	1,413,042
Morgan Stanley ABS Capital I, Inc. Trust 1.932%, 1M LIBOR + 0.060%, 05/25/37 (b)	179,930	163,102
Morgan Stanley ABS Capital, Inc. Trust 2.022%, 1M LIBOR + 0.150%, 06/25/36 (b)	648,993	571,180
Morgan Stanley Home Equity Loan Trust 2.042%, 1M LIBOR + 0.170%, 04/25/37 (b)	21,557,433	14,159,030
Nomura Home Equity Loan, Inc. 2.202%, 1M LIBOR + 0.330%, 11/25/35 (b)	11,000,000	9,713,345
NovaStar Mortgage Funding Trust 2.072%, 1M LIBOR + 0.200%, 09/25/37 (b)	8,352,204	8,111,762
Option One Mortgage Corp. Asset-Backed Certificates 2.512%, 1M LIBOR + 0.640%, 08/25/33 (b)	13,288	13,019
Renaissance Home Equity Loan Trust 2.752%, 1M LIBOR + 0.880%, 08/25/33 (b)	106,933	104,412
5.812%, 11/25/36 (o)	22,663,861	13,517,006
Residential Asset Securities Corp. Trust 2.022%, 1M LIBOR + 0.150%, 07/25/36 (b)	8,650,160	7,940,020

Asset-Backed - Home Equity—(Continued)
Residential Asset Securities Corp. Trust 2.152%, 1M LIBOR + 0.280%, 06/25/36 (b)	6,000,000	5,883,257
2.452%, 1M LIBOR + 0.580%, 06/25/33 (b)	969,043	839,035
2.637%, 1M LIBOR + 0.765%, 03/25/34 (b)	1,794,643	1,796,872
Soundview Home Loan Trust 2.022%, 1M LIBOR + 0.150%, 06/25/37 (b)	5,202,092	3,781,664
2.052%, 1M LIBOR + 0.180%, 05/25/36 (b)	4,830,464	4,816,257
2.122%, 1M LIBOR + 0.250%, 10/25/36 (b)	9,100,000	8,588,767
WaMu Asset-Backed Certificates Trust 2.097%, 1M LIBOR + 0.225%, 05/25/47 (b)	11,482,448	11,021,224

		180,548,950

Asset-Backed - Manufactured Housing—0.0%
Conseco Finance Corp. 6.220%, 03/01/30	26,867	28,468
Mid-State Trust 7.791%, 03/15/38	98,730	105,306

		133,774

Asset-Backed - Other—12.0%
Allegro CLO, Ltd. 2.987%, 3M LIBOR + 1.220%, 01/30/26 (144A) (b)	10,000,000	10,003,520
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.652%, 1M LIBOR + 0.780%, 05/25/34 (b)	4,959,144	4,950,240
Apidos CLO 2.865%, 3M LIBOR + 1.120%, 07/22/26 (144A) (b)	11,000,000	10,997,943
Ares CLO, Ltd. 3.164%, 3M LIBOR + 1.180%, 08/28/25 (144A) (b)	13,700,000	13,706,603
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2.252%, 1M LIBOR + 0.380%, 02/25/36 (b)	6,143,529	4,790,340
Avery Point CLO, Ltd. 2.854%, 3M LIBOR + 1.120%, 01/18/25 (144A) (b)	15,000,000	14,994,870
BlueMountain CLO, Ltd. 2.650%, 3M LIBOR + 0.890%, 10/29/25 (144A) (b)	8,895,888	8,894,065
Brookside Mill CLO, Ltd. 2.524%, 3M LIBOR + 0.820%, 01/17/28 (144A) (b)	11,295,000	11,313,614
Catamaran CLO, Ltd. 3.134%, 3M LIBOR + 1.400%, 10/18/26 (144A) (b)	8,000,000	8,013,400
Cent CLO, Ltd. 2.845%, 3M LIBOR + 1.100%, 01/25/26 (144A) (b)	6,700,000	6,698,948
Chapel B.V. 0.332%, 3M EURIBOR + 0.660%, 11/17/64 (EUR) (b)	830,058	1,019,830
CIFC Funding, Ltd. 2.502%, 3M LIBOR + 0.780%, 04/15/27 (144A) (b)	15,300,000	15,292,625
Citigroup Mortgage Loan Trust, Inc. 1.932%, 1M LIBOR + 0.060%, 07/25/45 (b)	337,740	267,025
2.112%, 1M LIBOR + 0.240%, 10/25/36 (b)	1,000,602	1,000,350
Countrywide Asset-Backed Certificates 2.012%, 1M LIBOR + 0.140%, 04/25/47 (b)	4,476,368	4,339,513
2.022%, 1M LIBOR + 0.150%, 05/25/37 (b)	1,436,046	1,416,757
2.022%, 1M LIBOR + 0.150%, 06/25/47 (b)	460,505	452,642
2.072%, 1M LIBOR + 0.200%, 06/25/47 (b)	9,063,818	7,392,324
2.092%, 1M LIBOR + 0.220%, 09/25/37 (b)	7,344,737	6,112,161
2.152%, 1M LIBOR + 0.280%, 09/25/36 (b)	8,260,546	8,229,008

BHFTI-316

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Countrywide Asset-Backed Certificates 2.432%, 1M LIBOR + 0.560%, 12/25/35 (b)	1,663,288	$1,666,391
4.769%, 10/25/46 (b)	6,337,377	6,102,538
4.826%, 10/25/32 (b)	10,880,587	9,787,261
Countrywide Asset-Backed Certificates Trust 3.597%, 1M LIBOR + 1.725%, 11/25/34 (b)	2,980,221	2,928,198
Credit Suisse Mortgage Trust 4.500%, 03/25/21	11,636,546	11,660,911
CVP Cascade CLO-1, Ltd. 2.872%, 3M LIBOR + 1.150%, 01/16/26 (144A) (b)	8,000,000	7,997,976
CWABS Asset-Backed Certificates Trust 2.022%, 1M LIBOR + 0.150%, 09/25/46 (b)	4,591,159	4,551,861
2.022%, 1M LIBOR + 0.150%, 03/25/47 (b)	1,740,480	1,672,470
2.572%, 1M LIBOR + 0.700%, 11/25/35 (b)	10,000,000	9,983,674
Emerson Park CLO, Ltd. 2.702%, 3M LIBOR + 0.980%, 07/15/25 (144A) (b)	6,598,064	6,596,091
First Franklin Mortgage Loan Trust 2.012%, 1M LIBOR + 0.140%, 12/25/36 (b)	6,901,102	4,229,934
2.232%, 1M LIBOR + 0.360%, 10/25/35 (b)	6,294,562	6,325,328
3.297%, 1M LIBOR + 1.425%, 10/25/34 (b)	5,300,148	5,218,872
Flagship, Ltd. 2.865%, 3M LIBOR + 1.120%, 01/20/26 (144A) (b)	13,000,000	12,994,501
Galaxy CLO, Ltd. 2.980%, 3M LIBOR + 1.130%, 11/16/25 (144A) (b)	9,973,702	9,976,874
GoldenTree Loan Opportunities, Ltd. 3.130%, 3M LIBOR + 1.370%, 10/29/26 (144A) (b)	10,200,000	10,200,102
GSAMP Trust 2.042%, 1M LIBOR + 0.170%, 12/25/36 (b)	3,168,489	1,695,848
2.262%, 1M LIBOR + 0.390%, 01/25/36 (b)	14,600,000	14,433,297
3.192%, 1M LIBOR + 1.320%, 12/25/34 (b)	7,095,514	5,226,801
Home Equity Loan Trust 2.102%, 1M LIBOR + 0.230%, 04/25/37 (b)	16,100,000	14,027,044
Jamestown CLO, Ltd. 2.951%, 3M LIBOR + 1.220%, 01/17/27 (144A) (b)	17,800,000	17,795,959
JMP Credit Advisors CLO IIIR, Ltd. 2.567%, 3M LIBOR + 0.850%, 01/17/28 (144A) (b)	14,900,000	14,898,391
JPMorgan Mortgage Acquisition Trust 2.012%, 1M LIBOR + 0.140%, 03/25/47 (b)	3,392,406	3,379,246
KVK CLO, Ltd. 2.872%, 3M LIBOR + 1.150%, 01/15/26 (144A) (b)	17,800,000	17,794,108
Lehman XS Trust 2.042%, 1M LIBOR + 0.170%, 02/25/37 (b)	13,315,936	10,653,035
2.672%, 1M LIBOR + 0.800%, 10/25/35 (b)	2,969,193	2,931,944
Long Beach Mortgage Loan Trust 2.027%, 1M LIBOR + 0.155%, 08/25/36 (b)	14,897,724	9,969,524
2.392%, 1M LIBOR + 0.520%, 08/25/45 (b)	825,889	801,506
2.652%, 1M LIBOR + 0.780%, 08/25/35 (b)	10,000,000	9,574,046
Madison Park Funding, Ltd. 2.849%, 3M LIBOR + 1.110%, 01/19/25 (144A) (b)	17,900,000	17,895,829
Marathon CLO, Ltd. 2.762%, 3M LIBOR + 0.870%, 11/21/27 (144A) (b)	14,700,000	14,669,248
Merrill Lynch Mortgage Investors Trust 2.112%, 1M LIBOR + 0.240%, 08/25/37 (b)	3,300,000	2,719,238
Monarch Grove CLO 18-1 2.443%, 3M LIBOR + 0.880%, 01/25/28 (144A) (b)	8,800,000	8,799,120

Asset-Backed - Other—(Continued)
Morgan Stanley ABS Capital I, Inc. Trust 1.997%, 1M LIBOR + 0.125%, 07/25/36 (b)	5,131,417	4,464,863
2.182%, 1M LIBOR + 0.310%, 12/25/35 (b)	3,145,072	3,084,996
2.832%, 1M LIBOR + 0.960%, 06/25/35 (b)	2,511,456	2,522,080
MP CLO, Ltd. 2.922%, 3M LIBOR + 1.200%, 01/15/27 (144A) (b)	11,800,000	11,797,015
OneMain Financial Issuance Trust 3.190%, 03/18/26 (144A)	5,537,669	5,549,654
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 2.362%, 1M LIBOR + 0.490%, 09/25/35 (b)	5,000,000	4,713,946
2.922%, 1M LIBOR + 1.050%, 10/25/34 (b)	5,800,000	5,855,789
3.672%, 1M LIBOR + 1.800%, 12/25/34 (b)	4,636,570	4,757,407
RAMP Trust 2.172%, 1M LIBOR + 0.300%, 05/25/36 (b)	23,386,513	20,123,776
2.232%, 1M LIBOR + 0.360%, 08/25/46 (b)	11,540,553	9,571,818
Residential Asset Securities Corp. Trust 2.032%, 1M LIBOR + 0.160%, 11/25/36 (b)	6,568,430	6,205,002
2.212%, 1M LIBOR + 0.340%, 04/25/37 (b)	21,555,046	19,845,304
Saxon Asset Securities Trust 2.272%, 1M LIBOR + 0.400%, 09/25/47 (b)	2,530,000	2,374,545
Securitized Asset-Backed Receivables LLC Trust 2.122%, 1M LIBOR + 0.250%, 05/25/36 (b)	9,422,100	6,179,391
Shackleton CLO, Ltd. 2.842%, 3M LIBOR + 1.120%, 01/13/25 (144A) (b)	2,600,000	2,599,181
Sofi Consumer Loan Program Trust 2.550%, 02/25/27 (144A)	9,833,942	9,803,452
Sound Point CLO, Ltd. 2.712%, 3M LIBOR + 0.990%, 07/15/25 (144A) (b)	5,828,694	5,826,858
2.845%, 3M LIBOR + 1.100%, 01/21/26 (144A) (b)	14,741,724	14,744,024
Soundview Home Loan Trust 1.982%, 1M LIBOR + 0.110%, 02/25/37 (b)	2,515,054	1,048,827
2.832%, 1M LIBOR + 0.960%, 05/25/35 (b)	2,400,000	2,397,335
Specialty Underwriting & Residential Finance Trust 2.142%, 1M LIBOR + 0.270%, 04/25/37 (b)	5,287,767	3,171,138
SpringCastle America Funding LLC 3.050%, 04/25/29 (144A) (n)	9,427,892	9,414,458
Structured Asset Investment Loan Trust 2.022%, 1M LIBOR + 0.150%, 09/25/36 (b)	6,379,025	6,104,510
2.292%, 1M LIBOR + 0.420%, 11/25/35 (b)	7,700,000	7,390,507
2.607%, 1M LIBOR + 0.735%, 08/25/35 (b)	4,519,368	4,524,350
Structured Asset Securities Corp. Mortgage Loan Trust 2.032%, 1M LIBOR + 0.160%, 03/25/36 (b)	968,772	967,667
2.772%, 1M LIBOR + 0.900%, 08/25/37 (b)	616,028	624,516
Sudbury Mill CLO, Ltd. 2.881%, 3M LIBOR + 1.150%, 01/17/26 (144A) (b)	10,000,000	10,001,550
2.901%, 3M LIBOR + 1.170%, 01/17/26 (144A) (b)	8,500,000	8,501,411
Symphony CLO, Ltd. 2.752%, 3M LIBOR + 1.030%, 10/15/25 (144A) (b)	14,790,384	14,791,819
TICP CLO, Ltd. 2.905%, 3M LIBOR + 1.160%, 07/20/26 (144A) (b)	8,000,000	7,997,224
2.933%, 3M LIBOR + 1.180%, 04/26/26 (144A) (b)	8,000,000	7,997,952
U.S. Small Business Administration 5.500%, 10/01/18	1,760	1,765
6.220%, 12/01/28	2,268,377	2,453,893

BHFTI-317

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Venture CLO, Ltd. 2.542%, 3M LIBOR + 0.820%, 04/15/27 (144A) (b)	11,900,000	$11,895,014
Venture XVI CLO, Ltd. 2.567%, 3M LIBOR + 0.820%, 01/15/28 (144A) (b)	11,900,000	11,903,368
Voya CLO, Ltd. 2.465%, 3M LIBOR + 0.720%, 07/25/26 (144A) (b)	9,800,000	9,796,413
Wells Fargo Home Equity Asset-Backed Securities Trust 2.352%, 1M LIBOR + 0.480%, 12/25/35 (b)	20,861,000	20,850,426
WhiteHorse, Ltd. 2.978%, 3M LIBOR + 1.200%, 02/03/25 (144A) (b)	5,452,517	5,454,403

		706,350,591

Asset-Backed - Student Loan—0.8%
Nelnet Student Loan Trust 3.594%, 3M LIBOR + 1.650%, 11/25/24 (b)	1,944,637	1,974,058
SMB Private Education Loan Trust 2.227%, 1M LIBOR + 0.450%, 06/17/24 (144A) (b)	4,852,394	4,856,249
SoFi Professional Loan Program LLC 1.550%, 03/26/40 (144A)	7,512,009	7,448,802
3.020%, 02/25/40 (144A)	8,333,440	8,192,963
Sofi Professional Loan Program Trust 2.640%, 08/25/47 (144A)	17,700,000	17,654,106
Utah State Board of Regents 2.622%, 1M LIBOR + 0.750%, 01/25/57 (b)	8,319,307	8,316,894

		48,443,072

Total Asset-Backed Securities (Cost $940,415,878)		1,001,733,120

Foreign Government—6.7%

Provincial—1.2%
Province of Ontario Canada 1.650%, 09/27/19	7,000,000	6,916,706
3.150%, 06/02/22 (CAD)	9,300,000	7,447,435
4.000%, 06/02/21 (CAD)	31,100,000	25,443,173
4.400%, 04/14/20	2,700,000	2,796,471
Province of Quebec Canada 3.500%, 07/29/20	10,600,000	10,804,050
3.500%, 12/01/22 (CAD)	3,300,000	2,687,719
4.250%, 12/01/21 (CAD)	15,200,000	12,621,775

		68,717,329

Regional Government—0.3%
Japan Finance Organization for Municipalities 2.000%, 09/08/20 (144A)	18,100,000	17,723,069

Sovereign—5.2%
Brazil Letras do Tesouro Nacional
Zero Coupon, 07/01/18 (BRL)	63,600,000	18,973,565
Zero Coupon, 10/01/18 (BRL)	673,000,000	197,720,263
Cyprus Government International Bonds 3.750%, 07/26/23 (EUR)	4,100,000	5,659,306
3.875%, 05/06/22 (EUR)	9,300,000	12,819,019
4.250%, 11/04/25 (EUR)	9,500,000	13,647,225

Sovereign—(Continued)
Italy Buoni Ordinari del Tesoro BOT
Zero Coupon, 06/29/18 (EUR)	23,900,000	29,435,979
Japan Bank for International Cooperation 2.375%, 07/21/22	3,700,000	3,614,150
2.875%, 07/21/27	11,200,000	10,962,118
Kuwait International Government Bond 2.750%, 03/20/22 (144A)	12,000,000	11,760,480

		304,592,105

Total Foreign Government (Cost $411,445,140)		391,032,503

Mortgage-Backed Securities—5.4%

Collateralized Mortgage Obligations—4.6%
Adjustable Rate Mortgage Trust 3.501%, 11/25/35 (b)	364,601	312,638
Alternative Loan Trust 2.032%, 1M LIBOR + 0.160%, 12/25/46 (b)	5,528,264	5,429,508
5.500%, 02/25/36	3,453,269	3,151,207
6.000%, 1M LIBOR + 6.000%, 08/25/36 (b) (m)	4,361,222	4,430,539
6.000%, 04/25/37	3,834,239	3,032,283
Alternative Loan Trust Resecuritization 3.278%, 03/25/47 (b)	1,692,785	1,685,432
American Home Mortgage Assets Trust 2.203%, 12M MTA + 0.920%, 11/25/46 (b)	3,552,057	1,975,678
American Home Mortgage Investment Trust 4.211%, 6M LIBOR + 2.000%, 02/25/45 (b)	863,058	879,239
Banc of America Alternative Loan Trust 12.823%, -2.2 x 1M LIBOR + 16.940%, 09/25/35 (b)	3,203,018	3,623,062
20.914%, -2.2 x 1M LIBOR + 28.400%, 11/25/46 (b)	1,275,373	1,603,090
Banc of America Funding Trust 3.608%, 05/25/35 (b)	911,745	951,990
3.642%, 02/20/36 (b)	2,180,857	2,161,909
4.028%, 01/20/47 (b)	183,275	175,902
Banc of America Mortgage Trust 6.000%, 05/25/37	10,314,740	9,051,149
BCAP LLC Trust 2.082%, 1M LIBOR + 0.210%, 05/25/47 (b)	11,483,398	10,671,410
4.000%, 02/26/37 (144A) (b)	46,093	45,964
5.250%, 02/26/36 (144A) (b)	3,979,437	3,238,801
5.250%, 08/26/37 (144A) (b)	3,650,556	3,739,690
Bear Stearns Adjustable Rate Mortgage Trust 3.619%, 10/25/35 (b)	2,750,201	2,749,668
3.728%, 02/25/33 (b)	11,124	10,560
Bear Stearns ALT-A Trust 2.712%, 1M LIBOR + 0.840%, 11/25/34 (b)	182,213	181,529
3.541%, 11/25/36 (b)	3,656,234	3,398,469
3.589%, 09/25/35 (b)	909,492	803,453
3.637%, 05/25/36 (b)	2,278,386	1,685,602
3.688%, 05/25/35 (b)	1,139,969	1,147,894
4.267%, 11/25/36 (b)	2,406,942	2,044,941
Bear Stearns Structured Products, Inc. Trust 3.319%, 12/26/46 (b)	788,349	692,262
3.633%, 01/26/36 (b)	1,022,355	906,135

BHFTI-318

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Chase Mortgage Finance Trust 3.460%, 12/25/35 (b)	2,229,330	$2,214,825
3.541%, 09/25/36 (b)	2,809,303	2,761,200
3.580%, 03/25/37 (b)	1,560,857	1,551,208
ChaseFlex Trust 2.172%, 1M LIBOR + 0.300%, 07/25/37 (b)	5,484,454	5,170,982
Chevy Chase Funding LLC Mortgage-Backed Certificate 2.122%, 1M LIBOR + 0.250%, 08/25/35 (144A) (b)	35,602	34,877
CHL Mortgage Pass-Through Trust 2.072%, 1M LIBOR + 0.200%, 04/25/46 (b)	2,491,142	2,304,803
Citicorp Mortgage Securities Trust 6.000%, 05/25/37	2,156,733	2,110,924
Citigroup Mortgage Loan Trust 3.081%, 10/25/46 (b)	1,439,809	1,283,942
3.180%, 1Y CMT + 2.150%, 09/25/35 (b)	436,516	441,499
3.410%, 1Y CMT + 2.100%, 09/25/35 (b)	1,413,484	1,430,927
3.630%, 1Y CMT + 2.400%, 10/25/35 (b)	2,251,174	2,274,841
Countrywide Alternative Loan Trust 2.032%, 1M LIBOR + 0.210%, 03/20/46 (b)	159,319	134,600
3.129%, -1 x 1M LIBOR + 5.000%, 05/25/35 (b) (c)	1,443,195	95,898
6.000%, 03/25/35	14,581,566	13,751,910
6.000%, 07/25/37	5,987,138	4,543,249
Countrywide Home Loan Mortgage Pass-Through Trust 2.452%, 1M LIBOR + 0.580%, 04/25/35 (b)	118,550	112,156
2.512%, 1M LIBOR + 0.640%, 03/25/35 (b)	507,301	499,129
3.402%, 09/20/36 (b)	3,063,333	2,647,184
5.500%, 12/25/34	5,763,602	5,787,422
Countrywide Home Reperforming Loan REMIC Trust 2.212%, 1M LIBOR + 0.340%, 06/25/35 (144A) (b)	1,650,543	1,586,555
Credit Suisse First Boston Mortgage Securities Corp. 2.195%, 03/25/32 (144A) (b)	54,276	51,130
6.000%, 11/25/35	1,803,967	1,528,228
Deutsche Alt-A Securities Mortgage Loan Trust 2.062%, 1M LIBOR + 0.190%, 08/25/47 (b)	4,676,439	4,429,468
Downey Savings & Loan Association Mortgage Loan Trust 3.447%, 07/19/44 (b)	471,951	475,927
First Horizon Alternative Mortgage Securities Trust 2.829%, 1M LIBOR + 4.700%, 01/25/36 (b) (c)	25,169,439	2,162,928
First Horizon Mortgage Pass-Through Trust 3.261%, 08/25/35 (b)	186,443	158,300
GreenPoint Mortgage Funding Trust 2.047%, 1M LIBOR + 0.175%, 12/25/46 (b)	3,622,235	3,577,114
GreenPoint MTA Trust 2.312%, 1M LIBOR + 0.440%, 06/25/45 (b)	56,727	54,066
GSR Mortgage Loan Trust 3.524%, 04/25/36 (b)	2,001,632	1,798,676
3.614%, 09/25/35 (b)	35,167	35,871
3.658%, 01/25/36 (b)	4,919,218	4,869,254
6.000%, 03/25/32	98	100
HarborView Mortgage Loan Trust 1.998%, 1M LIBOR + 0.190%, 01/19/38 (b)	135,473	132,758
2.248%, 1M LIBOR + 0.440%, 05/19/35 (b)	895,003	859,638
Holmes Master Issuer plc 2.146%, 3M LIBOR + 0.360%, 10/15/54 (144A) (b) (n)	11,400,000	11,393,570

Collateralized Mortgage Obligations—(Continued)
IndyMac ARM Trust 2.779%, 01/25/32 (b)	20,261	19,827
2.784%, 01/25/32 (b)	483	477
IndyMac INDX Mortgage Loan Trust 1.992%, 1M LIBOR + 0.120%, 07/25/36 (b)	5,238,191	4,908,863
2.082%, 1M LIBOR + 0.210%, 05/25/46 (b)	6,609,733	6,304,916
JP Morgan Alternative Loan Trust 2.052%, 1M LIBOR + 0.180%, 05/25/36 (b) (m)	2,237,198	2,119,543
JPMorgan Mortgage Trust 3.536%, 07/25/35 (b)	2,120,499	2,126,966
5.750%, 01/25/36	314,523	268,236
Lehman Mortgage Trust 2.472%, 1M LIBOR + 0.600%, 08/25/36 (b)	7,146,675	5,589,493
MASTR Alternative Loan Trust 2.272%, 1M LIBOR + 0.400%, 03/25/36 (b)	657,069	120,258
6.500%, 02/25/35	7,022,038	8,093,254
MASTR Asset Securitization Trust 6.000%, 06/25/36	478,067	466,631
Merrill Lynch Alternative Note Asset Trust 2.052%, 1M LIBOR + 0.180%, 04/25/37 (b)	1,572,578	1,574,627
Merrill Lynch Mortgage Investors Trust 2.122%, 1M LIBOR + 0.250%, 11/25/35 (b)	23,328	22,534
2.252%, 1M LIBOR + 0.380%, 08/25/35 (b)	3,343,170	3,310,236
2.664%, 1M LIBOR + 1.000%, 10/25/35 (b)	81,121	77,391
Morgan Stanley Re-REMIC Trust 2.768%, 03/26/37 (144A)	3,227,717	2,737,477
MortgageIT Mortgage Loan Trust 2.102%, 1M LIBOR + 0.230%, 04/25/36 (b)	6,096,251	5,754,502
Nomura Asset Acceptance Corp. Alternative Loan Trust 4.976%, 05/25/35 (o)	1,135,549	894,687
NovaStar Mortgage Funding Trust 2.077%, 3M LIBOR + 0.205%, 09/25/46 (b)	9,272,152	4,831,299
OBX Trust 2.527%, 1M LIBOR + 0.650%, 06/25/57 (144A) (b) (n)	6,470,000	6,474,141
RALI Series Trust 6.250%, 01/25/37	3,848,632	3,559,438
RBSSP Resecuritization Trust 1.861%, 1M LIBOR + 0.240%, 06/27/36 (144A) (b)	8,300,000	7,073,028
3.888%, 1M LIBOR + 0.150%, 01/26/36 (144A) (b)	4,785,865	4,841,381
Residential Accredit Loans, Inc. Trust 2.052%, 1M LIBOR + 0.180%, 06/25/46 (b)	1,485,277	646,886
6.000%, 12/25/35	7,661,942	7,463,198
Residential Asset Securitization Trust 6.000%, 06/25/36	3,757,599	2,717,238
RFMSI Trust 2.222%, 1M LIBOR + 0.350%, 06/25/18 (b)	5	5
Sequoia Mortgage Trust 2.172%, 1M LIBOR + 0.350%, 07/20/33 (b)	181,251	174,431
2.448%, 1M LIBOR + 0.640%, 04/19/27 (b)	750,477	709,628
Structured Adjustable Rate Mortgage Loan Trust 3.375%, 01/25/35 (b)	1,052,494	1,030,774
3.602%, 04/25/35 (b)	5,425,552	5,288,288
3.627%, 08/25/35 (b)	126,380	126,781

BHFTI-319

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Structured Asset Mortgage Investments II Trust 2.058%, 1M LIBOR + 0.250%, 07/19/35 (b)	672,270	$652,128
2.332%, 1M LIBOR + 0.460%, 05/25/45 (b)	880,583	819,150
WaMu Mortgage Pass-Through Certificates Trust 2.372%, 1M LIBOR + 0.500%, 02/25/45 (b)	8,885,543	8,699,043
2.683%, 12M MTA + 1.400%, 06/25/42 (b)	110,538	106,094
2.683%, 12M MTA + 1.400%, 08/25/42 (b)	56,228	54,343
Wells Fargo Mortgage-Backed Securities Trust 3.446%, 09/25/33 (b)	336,928	344,428
3.603%, 04/25/36 (b)	653,173	661,400
3.603%, 07/25/36 (b)	4,902,183	4,772,473
3.631%, 10/25/36 (b)	1,334,126	1,302,240
3.755%, 03/25/36 (b)	7,047,745	7,016,977
5.750%, 03/25/36	2,304,464	2,264,270

		268,064,143

Commercial Mortgage-Backed Securities—0.8%
CSAIL Commercial Mortgage Trust 3.314%, 11/15/49	2,900,000	2,892,259
GS Mortgage Securities Corp. Trust 2.856%, 05/10/34 (144A)	8,900,000	8,786,444
GS Mortgage Securities Trust 3.278%, 11/10/49 (b)	2,500,000	2,485,272
3.602%, 10/10/49 (144A) (b)	13,346,000	13,218,594
JPMorgan Chase Commercial Mortgage Securities Corp. 3.227%, 1M LIBOR + 1.450%, 01/15/33 (144A) (b)	3,386,100	3,388,269
Morgan Stanley Bank of America Merrill Lynch Trust 2.952%, 11/15/49	10,000,000	9,820,182
Resource Capital Corp., Ltd. 2.586%, 1M LIBOR + 0.800%, 07/15/34 (144A) (b)	5,689,908	5,691,632

		46,282,652

Total Mortgage-Backed Securities (Cost $306,546,923)		314,346,795

Municipals—0.5%
Chicago Transit Authority Transfer Tax Receipts Revenue 6.300%, 12/01/21	225,000	239,828
City of Chicago, IL General Obligation Unlimited 7.750%, 01/01/42	11,400,000	12,412,890
New Jersey Economic Development Authority, Revenue Bond Zero Coupon, 02/15/22	6,140,000	5,375,017
State of Illinois General Obligation Unlimited, Build America Bond 6.725%, 04/01/35	5,720,000	5,994,789
Tobacco Settlement Finance Authority 7.467%, 06/01/47	6,940,000	6,872,335

Total Municipals (Cost $29,489,299)		30,894,859

Floating Rate Loan (p)—0.1%
Security Description	Principal Amount*	Value

Media—0.1%
CSC Holdings LLC Term Loan B, 4.277%, 1M LIBOR + 2.500%, 01/25/26 (Cost $5,373,474)	5,400,000	5,407,592

Short-Term Investments—20.1%

Certificate of Deposit—1.7%
Barclays Bank plc 1.940%, 09/04/18	79,500,000	79,319,385
Credit Suisse AG New York 2.507%, 09/28/18	17,700,000	17,700,000

		97,019,385

Commercial Paper—0.8%
Ford Motor Credit Co. 2.000%, 09/04/18	22,700,000	22,447,550
ING U.S. Funding LLC 2.051%, 1M LIBOR + 0.190%, 07/23/18 (b)	24,000,000	23,994,336

		46,441,886

Foreign Government—15.0%
Argentina Treasury Bills 2.720%, 07/27/18 (q)	4,000,000	3,959,776
2.746%, 05/11/18 (q)	13,200,000	13,157,641
2.966%, 01/11/19 (q)	7,900,000	7,716,246
2.973%, 11/16/18 (q)	9,100,000	8,920,075
3.276%, 04/13/18 (q)	4,200,000	4,196,648
Japan Treasury Bills Zero Coupon, 05/01/18 (JPY) (q)	5,490,000,000	51,601,821
Zero Coupon, 05/07/18 (JPY) (q)	36,850,000,000	346,370,952
Zero Coupon, 05/14/18 (JPY) (q)	11,460,000,000	107,721,415
Zero Coupon, 05/21/18 (JPY) (q)	11,490,000,000	108,006,648
Zero Coupon, 06/04/18 (JPY) (q)	24,590,000,000	231,161,715

		882,812,937

Repurchase Agreements—2.5%
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/18 at 1.900%, due on 04/02/18 with a maturity value of $55,811,780; collateralized by a U.S. Treasury Note at 3.000%, maturing 11/15/45, with a market value of $57,175,815.	55,800,000	55,800,000
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/18 at 0.600%, due on 04/02/18 with a maturity value of $5,046,134; collateralized by a U.S. Treasury Note at 1.625%, maturing 08/31/22, with a market value of $5,149,225.	5,045,798	5,045,798

BHFTI-320

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
JPMorgan Securities LLC Repurchase Agreement dated 03/29/18 at 1.840%, due on 04/03/18 with a maturity value of $54,902,806; collateralized by a U.S. Treasury Note at 2.125%, maturing 05/15/25, with a market value of $55,565,551.	54,900,000	$54,900,000
Repurchase Agreement dated 03/29/18 at 2.000%, due on 04/02/18 with a maturity value of $33,307,400; collateralized by a U.S. Treasury Note at 2.125%, maturing 05/15/25, with a market value of $33,767,869.	33,300,000	33,300,000

		149,045,798

U.S. Treasury—0.1%
U.S. Treasury Bills 1.420%, 04/26/18 (h) (p)	1,813,000	1,811,072
1.504%, 04/19/18 (h) (j) (p)	4,067,000	4,063,863

		5,874,935

Total Short-Term Investments (Cost $1,168,325,363)		1,181,194,941

Total Purchased Options—0.0% (r) (Cost $3,717,621)		1,253,187

Total Investments—154.0% (Cost $8,970,911,073)		9,054,568,456
Other assets and liabilities (net)—(54.0)%		(3,174,430,323)

Net Assets—100.0%		$5,880,138,133

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Interest only security.
(d)	All or a portion of this security has been transferred in a secured-borrowing transaction.
(e)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of March 31, 2018, the value of securities pledged amounted to $211,349,555.
(f)	Principal amount of security is adjusted for inflation.
(g)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2018, the market value of securities pledged was $52,052,931.
(h)	All or a portion of the security was pledged as collateral against open swap contracts and open forward foreign currency exchange contracts. As of March 31, 2018, the market value of securities pledged was $59,703,783.
(i)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2018, the market value of securities pledged was $20,997,227.
(j)	All or a portion of the security was pledged as collateral against open secured borrowing transactions. As of March 31, 2018, the value of securities pledged amounted to $4,776,063.
(k)	All or a portion of the security was pledged as collateral against TBA securities. As of March 31, 2018, the value of securities pledged amounted to $241,238.
(l)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(m)	Illiquid security. As of March 31, 2018, these securities represent 0.1% of net assets.
(n)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2018, the market value of restricted securities was $63,854,462, which is 1.1% of net assets. See details shown in the Restricted Securities table that follows.
(o)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(p)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(q)	The rate shown represents current yield to maturity.
(r)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2018, the market value of 144A securities was $1,023,870,316, which is 17.4% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Ambac Assurance Corp., 5.100%, 06/07/20	04/24/14	$144	$255	$190
Blackstone CQP Holdco L.P., 6.500%, 03/20/21	03/06/17	20,700,000	20,700,000	20,803,500
Blackstone CQP Holdco L.P., 6.000%, 08/18/21	08/09/17	10,700,000	10,700,000	10,726,750
Holmes Master Issuer plc, 2.146%, 10/15/54	03/09/18	11,400,000	11,400,000	11,393,570
OBX Trust, 2.527%, 06/25/57	03/26/18	6,470,000	6,470,000	6,474,141
Piper Jaffray Cos., 5.060%, 10/09/18	10/08/15	5,000,000	5,000,000	5,041,853
SpringCastle America Funding LLC, 3.050%, 04/25/29	09/16/16	9,427,892	9,427,531	9,414,458

				$63,854,462

BHFTI-321

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Net Closing Amount
Barclays Bank plc	(0.500)%	03/02/18	03/01/20	USD	1,854,000	$1,854,000
Barclays Bank plc	1.000%	03/23/18	03/22/20	USD	1,855,000	1,855,000
Barclays Bank plc	(0.250)%	01/19/18	01/15/28	USD	4,676,000	4,676,000
JPMorgan Chase Bank N.A.	1.720%	03/06/18	05/14/18	USD	196,570,500	196,570,500

Total						$204,955,500

Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	272,003,199	BNP	04/03/18	USD	83,500,598	$(1,111,588)
BRL	96,396,801	CSI	04/03/18	USD	29,447,625	(249,303)
BRL	14,001,000	DBAG	04/03/18	USD	4,308,000	(67,136)
BRL	31,511,376	DBAG	04/03/18	USD	9,672,000	(127,292)
BRL	191,800,000	GSBU	04/03/18	USD	58,289,014	(193,329)
BRL	67,300,000	JPMC	04/03/18	USD	20,372,332	12,650
BRL	455,600,000	JPMC	04/03/18	USD	137,072,026	927,944
BRL	67,300,000	UBSA	04/03/18	USD	20,247,909	137,073
BRL	191,800,000	JPMC	05/03/18	USD	58,065,786	(110,536)
BRL	67,300,000	UBSA	05/03/18	USD	20,294,313	41,393
CAD	66,274,250	JPMC	04/04/18	USD	51,487,143	(43,905)
CAD	26,020,000	GSBU	05/03/18	USD	20,193,805	14,824
CAD	41,228,000	JPMC	05/03/18	USD	31,962,938	57,099
DKK	7,960,000	GSBU	04/03/18	USD	1,287,840	25,995
DKK	6,923,282	CBNA	07/02/18	USD	1,153,515	(3,064)
EUR	2,283,000	BNP	05/15/18	USD	2,824,144	(6,814)
EUR	966,000	DBAG	05/15/18	USD	1,194,047	(1,957)
EUR	24,575,000	GSBU	05/15/18	USD	30,836,577	(509,872)
EUR	829,000	JPMC	05/15/18	USD	1,018,979	4,046
EUR	1,091,000	JPMC	05/15/18	USD	1,352,630	(6,285)
GBP	2,717,000	BBP	05/15/18	USD	3,786,132	32,264
GBP	7,037,000	CBNA	05/15/18	USD	9,782,936	106,669
GBP	48,450,000	CBNA	05/15/18	USD	67,180,470	909,815
GBP	764,000	JPMC	05/15/18	USD	1,063,386	10,319
GBP	1,158,000	JPMC	05/15/18	USD	1,610,183	17,238
GBP	1,271,000	JPMC	05/15/18	USD	1,794,955	(8,727)
GBP	8,661,000	JPMC	05/15/18	USD	12,225,531	(53,602)
INR	15,053,051	UBSA	06/20/18	USD	230,990	(2,295)
JPY	3,041,500,000	CBNA	05/15/18	USD	29,030,060	(375,062)
JPY	5,022,600,000	CSI	05/15/18	USD	47,631,918	(312,309)
JPY	12,647,600,000	CSI	05/15/18	USD	120,076,750	(919,443)
JPY	2,888,100,000	JPMC	05/15/18	USD	27,202,202	7,562
JPY	3,584,200,000	UBSA	05/15/18	USD	33,839,992	(72,035)
KRW	26,951,607,600	CSI	04/02/18	USD	25,271,081	14,225
KRW	14,794,932,600	GSBU	04/02/18	USD	13,818,000	62,226
KRW	12,156,675,000	UBSA	04/02/18	USD	11,225,000	180,080
KRW	5,338,536,660	CBNA	06/20/18	USD	5,022,000	174
KRW	4,339,200	CSI	06/20/18	USD	4,000	82
KRW	11,222,880,900	CSI	06/20/18	USD	10,337,000	220,812
KRW	26,951,607,600	CSI	06/20/18	USD	25,207,736	146,716
KRW	4,732,352,200	DBAG	06/20/18	USD	4,358,000	93,912
KRW	6,909,473,200	GSBU	06/20/18	USD	6,511,000	(10,983)
KRW	130,429,307,415	GSBU	06/20/18	USD	120,991,936	1,708,114

BHFTI-322

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
MXN	108,519,000	BBP	05/10/18	USD	5,743,782	$191,455
MYR	1,437,265	GSBU	06/20/18	USD	365,809	4,904
NOK	20,845,000	DBAG	05/15/18	USD	2,635,547	26,964
NOK	98,905,000	DBAG	05/15/18	USD	12,725,071	(92,032)
NOK	69,345,000	JPMC	05/15/18	USD	8,912,234	(54,865)
RUB	574,890,348	GSBU	04/09/18	USD	10,171,000	(142,947)
RUB	647,075,520	GSBU	04/16/18	USD	11,232,000	46,509
RUB	236,098,125	UBSA	04/16/18	USD	4,115,000	184
RUB	2,398,125,280	BNP	04/18/18	USD	40,270,109	1,520,061
RUB	330,872,654	CBNA	04/27/18	USD	5,726,422	33,789
RUB	879,070,500	CBNA	05/25/18	USD	15,115,992	139,590
RUB	3,739,678,740	CSI	06/07/18	USD	65,297,947	(493,175)
RUB	666,989,013	DBAG	06/07/18	USD	11,541,000	17,231
RUB	153,596,077	GSBU	06/07/18	USD	2,680,560	(18,898)
RUB	343,207,686	GSBU	06/07/18	USD	6,016,000	(68,565)
RUB	1,120,603,689	GSBU	06/07/18	USD	19,451,548	(32,643)
RUB	380,936,439	JPMC	06/07/18	USD	6,675,000	(73,765)
RUB	574,890,348	GSBU	07/10/18	USD	9,879,539	49,089
SEK	61,745,000	CBNA	05/15/18	USD	7,540,779	(124,183)
SEK	146,370,000	DBAG	05/15/18	USD	17,851,820	(270,361)
SEK	235,735,000	DBAG	05/15/18	USD	28,869,606	(553,932)
SEK	62,845,000	JPMC	05/15/18	USD	7,573,131	(24,406)
SEK	66,985,000	JPMC	05/15/18	USD	8,114,746	(68,740)
SEK	70,770,000	JPMC	05/15/18	USD	8,964,641	(463,993)
SEK	132,210,000	JPMC	05/15/18	USD	16,095,582	(214,973)
SEK	207,895,000	JPMC	05/15/18	USD	24,966,435	5,194
TWD	384,407,073	CSI	04/02/18	USD	13,211,000	(26,959)
TWD	384,407,073	DBAG	04/02/18	USD	13,182,684	1,356
TWD	19,315,220	BNP	06/20/18	USD	668,000	(1,869)
TWD	268,961,025	BNP	06/20/18	USD	9,305,000	(29,247)
TWD	177,496,907	CBNA	06/20/18	USD	6,139,000	(17,602)
TWD	384,407,073	DBAG	06/20/18	USD	13,328,493	(71,311)
TWD	766,364,963	DBAG	06/20/18	USD	26,451,918	(22,020)
TWD	85,235,524	GSBU	06/20/18	USD	2,948,000	(8,453)
TWD	142,947,350	JPMC	06/20/18	USD	4,942,000	(12,124)
ZAR	2,906,000	JPMC	05/08/18	USD	238,185	6,106

Contracts to Deliver
AUD	759,000	GSBU	04/04/18	USD	590,097	7,147
AUD	4,120,000	JPMC	04/04/18	USD	3,186,168	21,803
AUD	1,051,000	JPMC	05/03/18	USD	807,502	272
BRL	234,703,199	BNP	04/03/18	USD	70,612,913	(478,032)
BRL	27,300,000	BNP	04/03/18	USD	8,514,753	245,659
BRL	10,000,000	BNP	04/03/18	USD	2,648,670	(380,302)
BRL	96,396,801	CSI	04/03/18	USD	29,001,986	(196,336)
BRL	45,512,376	DBAG	04/03/18	USD	13,692,874	(92,697)
BRL	146,287,624	GSBU	04/03/18	USD	44,012,162	(297,951)
BRL	31,511,376	GSBU	04/03/18	USD	9,672,000	127,292
BRL	14,001,000	GSBU	04/03/18	USD	4,308,000	67,136
BRL	191,800,000	JPMC	04/03/18	USD	58,235,919	140,234
BRL	185,500,000	JPMC	04/03/18	USD	58,466,630	2,279,197
BRL	145,600,000	JPMC	04/03/18	USD	43,179,122	(922,712)
BRL	67,300,000	UBSA	04/03/18	USD	20,350,771	(34,211)
BRL	272,003,199	BNP	05/03/18	USD	83,261,613	1,071,763
BRL	51,000,000	JPMC	07/03/18	USD	14,879,650	(445,790)
BRL	12,600,000	JPMC	07/03/18	USD	3,680,444	(105,841)

BHFTI-323

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	205,400,000	BNP	10/02/18	USD	61,054,634	$(175,526)
BRL	197,900,000	GSBU	10/02/18	USD	59,083,445	89,050
BRL	163,400,000	JPMC	10/02/18	USD	48,939,739	229,865
BRL	106,300,000	JPMC	10/02/18	USD	31,472,983	(215,265)
CAD	66,274,250	GSBU	04/04/18	USD	52,313,048	869,810
CAD	66,274,250	JPMC	05/03/18	USD	51,515,157	42,762
DKK	404,303,000	BNP	04/03/18	USD	59,566,697	(7,165,386)
DKK	61,885,000	BNP	04/03/18	USD	9,349,789	(864,617)
DKK	12,813,000	BNP	04/03/18	USD	1,885,429	(229,416)
DKK	151,444,700	CBNA	04/03/18	USD	22,054,538	(2,942,111)
DKK	83,328,000	CBNA	04/03/18	USD	12,315,611	(1,438,062)
DKK	6,923,282	CBNA	04/03/18	USD	1,145,480	2,760
DKK	129,613,718	DBAG	04/03/18	USD	20,703,218	(690,127)
DKK	104,555,000	GSBU	04/03/18	USD	15,550,520	(1,706,767)
DKK	101,000,000	GSBU	04/03/18	USD	14,802,222	(1,868,296)
DKK	63,597,740	GSBU	04/03/18	USD	9,740,063	(757,039)
DKK	46,742,000	GSBU	04/03/18	USD	6,817,678	(897,306)
DKK	27,067,560	GSBU	04/03/18	USD	3,921,982	(545,644)
DKK	788,810,000	JPMC	04/03/18	USD	115,458,138	(14,738,607)
DKK	167,920,000	JPMC	04/03/18	USD	24,550,546	(3,165,428)
DKK	67,230,000	JPMC	04/03/18	USD	9,903,786	(1,192,837)
DKK	34,430,000	SG	04/03/18	USD	5,033,639	(649,192)
DKK	218,520,000	UBSA	04/03/18	USD	34,849,857	(1,217,881)
DKK	411,474,000	UBSA	04/03/18	USD	60,385,201	(7,530,489)
DKK	45,651,273	DBAG	07/02/18	USD	7,340,722	(245,210)
DKK	87,255,000	GSBU	07/02/18	USD	14,191,908	(307,370)
DKK	182,810,000	BNP	10/01/18	USD	29,490,854	(1,115,310)
DKK	53,429,000	SG	10/01/18	USD	8,794,463	(150,654)
EUR	1,945,000	BBP	05/15/18	USD	2,412,441	12,219
EUR	60,575,000	GSBU	05/15/18	USD	74,796,798	44,400
EUR	14,469,000	JPMC	05/15/18	USD	18,172,448	317,021
EUR	10,833,000	JPMC	05/15/18	USD	13,524,763	156,332
EUR	2,335,000	JPMC	05/15/18	USD	2,884,457	2,957
EUR	23,900,000	GSBU	06/29/18	USD	30,070,380	473,460
GBP	17,126,000	CBNA	05/15/18	USD	24,185,000	116,595
GBP	9,162,000	CBNA	05/15/18	USD	12,637,563	(238,458)
GBP	36,625,000	GSBU	05/15/18	USD	51,003,781	(467,977)
GBP	39,807,000	JPMC	05/15/18	USD	55,397,511	(546,142)
GBP	4,494,000	JPMC	05/15/18	USD	6,218,158	(97,585)
JPY	1,280,000,000	CBNA	05/01/18	USD	11,765,841	(282,506)
JPY	1,150,000,000	CBNA	05/01/18	USD	10,570,970	(253,717)
JPY	1,150,000,000	CBNA	05/01/18	USD	10,569,853	(254,835)
JPY	800,000,000	CBNA	05/01/18	USD	7,380,074	(150,144)
JPY	1,110,000,000	UBSA	05/01/18	USD	10,196,583	(251,594)
JPY	36,847,500,000	CBNA	05/07/18	USD	338,903,937	(8,044,639)
JPY	2,500,000	JPMC	05/07/18	USD	22,929	(611)
JPY	11,460,000,000	CBNA	05/14/18	USD	105,427,783	(2,532,803)
JPY	1,237,100,000	BNP	05/15/18	USD	11,706,589	51,453
JPY	3,734,200,000	CSI	05/15/18	USD	35,021,773	(159,386)
JPY	3,090,400,000	DBAG	05/15/18	USD	29,499,443	383,742
JPY	3,670,000,000	GSBU	05/15/18	USD	34,565,999	(10,309)
JPY	931,000,000	GSBU	05/15/18	USD	8,619,939	(151,326)
JPY	2,565,700,000	JPMC	05/15/18	USD	24,411,382	239,057
JPY	1,107,300,000	JPMC	05/15/18	USD	10,451,900	19,653
JPY	3,200,000,000	CBNA	05/21/18	USD	30,173,450	11,859
JPY	8,290,000,000	UBSA	05/21/18	USD	77,317,016	(820,355)
JPY	5,490,000,000	BNP	06/04/18	USD	51,795,385	(3,958)

BHFTI-324

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	4,000,000,000	CBNA	06/04/18	USD	37,718,057	$(22,812)
JPY	4,910,000,000	JPMC	06/04/18	USD	46,346,989	20,072
JPY	5,240,000,000	UBSA	06/04/18	USD	49,415,315	(25,224)
JPY	4,950,000,000	UBSA	06/04/18	USD	46,645,527	(58,799)
KRW	26,951,607,600	CSI	04/02/18	USD	25,164,900	(120,406)
KRW	14,794,932,600	GSBU	04/02/18	USD	13,872,417	(7,809)
KRW	12,156,675,000	UBSA	04/02/18	USD	11,398,664	(6,416)
KRW	185,756,239,905	UBSA	06/20/18	USD	175,490,071	741,769
MXN	139,057,000	CBNA	05/10/18	USD	7,391,783	(213,672)
NOK	24,090,000	BBP	05/15/18	USD	3,132,463	55,471
NOK	122,200,000	JPMC	05/15/18	USD	15,809,994	201,508
NOK	43,560,000	JPMC	05/15/18	USD	5,679,094	115,218
NZD	1,885,000	JPMC	04/04/18	USD	1,359,928	(2,362)
RUB	157,373,870	JPMC	04/10/18	USD	2,745,000	187
RUB	216,253,142	CSI	04/16/18	USD	3,795,000	25,714
RUB	574,788,000	UBSA	04/16/18	USD	10,084,000	65,461
RUB	330,872,654	CBNA	04/18/18	USD	5,732,374	(33,473)
RUB	1,142,147,147	JPMC	04/18/18	USD	19,985,000	81,735
RUB	870,120,087	JPMC	04/18/18	USD	15,183,000	20,128
RUB	54,985,392	JPMC	04/18/18	USD	957,000	(1,186)
RUB	767,126,560	GSBU	04/23/18	USD	13,456,000	95,175
RUB	1,606,265,420	GSBU	04/26/18	USD	28,013,000	46,250
RUB	279,708,660	CBNA	04/27/18	USD	4,851,000	(18,489)
RUB	1,220,753,660	CSI	04/27/18	USD	21,113,000	(139,281)
RUB	672,541,762	CSI	04/27/18	USD	11,634,000	(74,379)
RUB	845,060,378	UBSA	04/27/18	USD	14,715,000	3,219
RUB	1,433,810,576	JPMC	05/25/18	USD	24,940,000	57,337
RUB	547,731,234	JPMC	06/07/18	USD	9,498,000	6,383
RUB	424,473,285	JPMC	06/07/18	USD	7,383,000	27,316
RUB	299,894,369	JPMC	06/07/18	USD	5,207,000	10,140
SEK	136,810,000	BBP	05/15/18	USD	16,791,167	358,023
SEK	91,955,000	DBAG	05/15/18	USD	11,268,626	223,309
SEK	83,920,000	JPMC	05/15/18	USD	10,295,818	215,637
SEK	32,835,000	JPMC	05/15/18	USD	4,019,101	75,075
SGD	356,587	CSI	06/20/18	USD	269,937	(2,517)
TRY	1,090,000	CBNA	05/22/18	USD	277,767	5,500
TWD	384,407,073	CSI	04/02/18	USD	13,182,684	(1,356)
TWD	384,407,073	DBAG	04/02/18	USD	13,209,865	25,824
TWD	2,161,619,421	BNP	06/20/18	USD	74,788,756	240,229

Net Unrealized Depreciation						$(58,315,696)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Call Options on Euro-OAT Futures, Strike EUR 170.000	05/25/18	2,541	EUR	25,410	$(2,689)
Euro-Bund Futures	06/07/18	2,418	EUR	385,501,740	8,303,973
Put Options on Euro-Bund Futures, Strike EUR 140.000	05/25/18	2,753	EUR	27,530	(2,913)
Put Options on Euro-Bund Futures, Strike EUR 141.000	05/25/18	127	EUR	1,270	(134)
U.S. Treasury Note 10 Year Futures	06/20/18	6,024	USD	729,751,125	5,795,307
U.S. Treasury Note 5 Year Futures	06/29/18	13,132	USD	1,503,101,038	6,309,116

BHFTI-325

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
90 Day Eurodollar Futures	06/17/19	(473)	USD	(115,086,813)	$797,705
90 Day Eurodollar Futures	09/16/19	(599)	USD	(145,669,313)	988,377
90 Day Eurodollar Futures	12/16/19	(645)	USD	(156,759,188)	1,067,159
90 Day Eurodollar Futures	03/16/20	(71)	USD	(17,253,888)	114,676
90 Day Eurodollar Futures	06/15/20	(534)	USD	(129,762,000)	(104,376)
90 Day Eurodollar Futures	09/14/20	(563)	USD	(136,794,925)	(117,368)
Australian 10 Year Treasury Bond Futures	06/15/18	(709)	AUD	(91,898,382)	(929,402)
Canada Government Bond 10 Year Futures	06/20/18	(920)	CAD	(122,608,400)	(1,751,864)
Euro-BTP Futures	06/07/18	(788)	EUR	(109,366,520)	(3,918,498)
Euro-Bobl Futures	06/07/18	(50)	EUR	(6,562,500)	(50,514)
Euro-Buxl 30 Year Bond Futures	06/07/18	(376)	EUR	(62,182,880)	(157,699)
Euro-OAT Futures	06/07/18	(3,165)	EUR	(489,277,350)	(9,999,752)
Put Options on Euro-Bund Futures, Strike EUR 158.000	04/20/18	(394)	EUR	(43,340)	67,455
U.S. Treasury Long Bond Futures	06/20/18	(2,406)	USD	(352,779,750)	(9,771,920)
United Kingdom Long Gilt Bond Futures	06/27/18	(131)	GBP	(16,089,420)	(443,510)

Net Unrealized Depreciation					$(3,806,871)

Purchased Options

OTC Options on Securities	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Depreciation
Put - Fannie Mae 30 Yr. TBA 3.500%	JPMC	$69.000	05/07/18	200,000,000	USD	200,000,000	$7,812	$—	$(7,812)

Credit Default Swaptions	Counterparty	Strike Spread	Expiration Date	Buy/Sell Protection	Reference Obligation	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - 5 Yr. CDS	JPMC	1.200%	04/18/18	Buy	CDX.NA.IG.29.V1	150,000,000	USD	150,000,000	$22,500	$2,908	$(19,592)
Put - 5 Yr. CDS	JPMC	1.300%	05/16/18	Buy	CDX.NA.IG.29.V1	30,000,000	USD	30,000,000	4,500	4,654	154

Totals									$27,000	$7,562	$(19,438)

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - 30 Yr. IRS	2.930%	GSBU	3M LIBOR	Receive	08/20/18	11,900,000	USD	11,900,000	$1,263,066	$330,903	$(932,163)
Put - 30 Yr. IRS	2.905%	MSC	3M LIBOR	Receive	08/20/18	10,200,000	USD	10,200,000	1,020,000	309,489	(710,511)
Put - 30 Yr. IRS	2.940%	GSBU	3M LIBOR	Receive	08/20/18	10,400,000	USD	10,400,000	1,017,120	281,490	(735,630)
Put - 30 Yr. IRS	2.943%	GSBU	3M LIBOR	Receive	12/12/19	4,800,000	USD	4,800,000	230,400	304,732	74,332

Totals									$3,530,586	$1,226,614	$(2,303,972)

Options on Exchange-Traded Futures Contracts	Strike Price	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Depreciation
Call - Canada Government Bond 10-Year Futures	$150.000	05/18/18	400	CAD	400,000	$3,744	$1,552	$(2,192)
Call - U.S. Treasury Bond Futures	180.000	05/25/18	193	USD	193,000	1,583	193	(1,390)
Put - U.S. Treasury Note 10-Year Futures	108.500	05/25/18	7,448	USD	7,448,000	62,824	7,448	(55,376)
Put - U.S. Treasury Note 10-Year Futures	108.000	05/25/18	48	USD	48,000	410	48	(362)
Put - U.S. Treasury Note 5-Year Futures	105.500	05/25/18	4,994	USD	4,994,000	42,827	4,994	(37,833)
Put - U.S. Treasury Note 5-Year Futures	106.000	05/25/18	2,569	USD	2,569,000	21,965	2,569	(19,396)
Put - U.S. Treasury Note 5-Year Futures	105.250	05/25/18	1,734	USD	1,734,000	14,826	1,734	(13,092)
Put - U.S. Treasury Note 5-Year Futures	105.000	05/25/18	473	USD	473,000	4,044	473	(3,571)

Totals						$152,223	$19,011	$(133,212)

BHFTI-326

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Written Options

OTC Options on Securities	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - Fannie Mae 30 Yr. TBA 3.500%	JPMC	$100.426	05/07/18	(21,000,000)	USD	(21,000,000)	$(58,242)	$(63,626)	$(5,384)
Call - Fannie Mae 30 Yr. TBA 3.500%	GSBU	100.234	05/07/18	(29,000,000)	USD	(29,000,000)	(95,156)	(112,441)	(17,285)
Call - Fannie Mae 30 Yr. TBA 3.500%	GSBU	100.445	05/07/18	(55,000,000)	USD	(55,000,000)	(143,946)	(162,305)	(18,359)
Put - Fannie Mae 30 Yr. TBA 3.500%	GSBU	99.34	4/5/2018	(47,000,000)	USD	(47,000,000)	(258,867)	(3,172)	255,695
Put - Fannie Mae 30 Yr. TBA 3.000%	CSI	95.97	4/5/2018	(94,000,000)	USD	(94,000,000)	(429,609)	(1,156)	428,453

Total							$(985,820)	$(342,700)	$643,120

Foreign Currency Written Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/BRL Put	BRL	3.330	JPMC	04/12/18	(14,950,000)	USD	(14,950,000)	$(149,500)	$(74,600)	$74,900
USD Call/BRL Put	BRL	3.305	GSBU	04/25/18	(14,000,000)	USD	(14,000,000)	(132,090)	(166,306)	(34,216)
USD Call/BRL Put	BRL	3.305	GSBU	04/25/18	(29,500,000)	USD	(29,500,000)	(280,545)	(350,431)	(69,886)

Totals								$(562,135)	$(591,337)	$(29,202)

Inflation Capped Options	Initial Index	Counterparty	Exercise Index	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Floor - OTC CPURNSA Index	215.949	DBAG	Maximum of [(1 + 0.000%)[10]—(Final Index/Initial Index)] or 0	03/10/20	(5,800,000)	USD	(5,800,000)	$(43,500)	$—	$43,500
Floor - OTC CPURNSA Index	215.949	CBNA	Maximum of [(1 + 0.000%) [10]-(Final Index/Initial Index)] or 0	03/12/20	(16,200,000)	USD	(16,200,000)	(137,080)	—	137,080
Floor - OTC CPURNSA Index	216.687	CBNA	Maximum of [(1 + 0.000%)[10]-(Final Index/Initial Index)] or 0	04/07/20	(38,800,000)	USD	(38,800,000)	(346,040)	—	346,040
Floor - OTC CPURNSA Index	217.965	CBNA	Maximum of [(1 + 0.000%)[10]-(Final Index/Initial Index)] or 0	09/29/20	(17,500,000)	USD	(17,500,000)	(225,750)	(2)	225,748
Floor - OTC CPURNSA Index	218.011	DBAG	Maximum of [(1 + 0.000%) [10]-(Final Index/Initial Index)] or 0	10/13/20	(18,000,000)	USD	(18,000,000)	(176,400)	—	176,400

Totals								$(928,770)	$(2)	$928,768

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - 5 Yr. IRS	2.750%	GSBU	3M LIBOR	Pay	12/12/19	(21,300,000)	USD	(21,300,000)	$(232,364)	$(398,338)	$(165,974)
Put - 5 Yr. IRS	2.800%	MSC	3M LIBOR	Pay	08/20/18	(45,000,000)	USD	(45,000,000)	(1,003,704)	(303,340)	700,364
Put - 5 Yr. IRS	2.800%	GSBU	3M LIBOR	Pay	08/20/18	(98,200,000)	USD	(98,200,000)	(2,287,027)	(661,956)	1,625,071

Totals									$(3,523,095)	$(1,363,634)	$2,159,461

Credit Default Swaptions	Strike Spread	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - 5 Yr. CDS	0.850%	CBNA	CDX.NA.IG.29	Sell	04/18/18	USD	(28,100,000)	$(28,100)	$(3,181)	$24,919
Put - 5 Yr. CDS	0.900%	CBNA	CDX.NA.IG.30	Sell	06/20/18	USD	(3,900,000)	(4,582)	(4,520)	62
Put - 5 Yr. CDS	0.800%	CSI	CDX.NA.IG.29	Sell	05/16/18	USD	(12,300,000)	(16,605)	(6,462)	10,143
Put - 5 Yr. CDS	0.800%	DBAG	CDX.NA.IG.29	Sell	04/18/18	USD	(58,500,000)	(70,200)	(9,136)	61,064
Put - 5 Yr. CDS	0.900%	BNP	CDX.NA.IG.30	Sell	06/20/18	USD	(14,000,000)	(21,088)	(16,226)	4,862
Put - 5 Yr. CDS	0.900%	JPMC	CDX.NA.IG.30	Sell	06/20/18	USD	(16,000,000)	(19,051)	(18,544)	507
Put - 5 Yr. CDS	0.950%	BBP	CDX.NA.IG.30	Sell	07/18/18	USD	(14,400,000)	(24,768)	(20,264)	4,504
Put - 5 Yr. CDS	0.800%	BNP	CDX.NA.IG.30	Sell	06/20/18	USD	(49,500,000)	(84,150)	(84,679)	(529)

Totals								$(268,544)	$(163,012)	$105,532

BHFTI-327

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Swap Agreements

Options on Exchange-Traded Futures Contracts	Strike Price	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Put - U.S. Treasury Note 10 Year Futures	$120.000	04/20/18	(761)	USD	(761,000)	$(165,555)	$(71,344)	$94,211
Put - U.S. Treasury Note 10 Year Futures	120.500	04/20/18	(303)	USD	(303,000)	(65,918)	(61,547)	4,371

Totals						$(231,473)	$(132,891)	$98,582

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	Quarterly	1.963%	Semi-Annually	12/05/19	USD	410,000,000	$(3,640,419)	$—	$(3,640,419)
Pay	6M EURIBOR	Semi-Annually	1.501%	Annually	07/04/42	EUR	53,800,000	117,346	—	117,346
Receive	3M CDOR	Semi-Annually	1.750%	Semi-Annually	12/16/46	CAD	4,500,000	628,064	570,938	57,126
Receive	3M LIBOR	Semi-Annually	1.250%	Quarterly	06/21/20	USD	148,500,000	4,337,517	2,465,035	1,872,482
Receive	3M LIBOR	Semi-Annually	2.250%	Quarterly	06/20/28	USD	159,400,000	7,611,141	9,015,763	(1,404,622)
Receive	6M LIBOR	Semi-Annually	0.285%	Semi-Annually	01/25/28	JPY	1,090,000,000	4,411	78,164	(73,753)
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	03/18/26	JPY	28,050,000,000	(1,784,510)	(1,849,950)	65,440
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	03/18/26	JPY	31,660,000,000	(2,251,753)	(2,378,204)	126,451
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	09/20/27	JPY	6,210,000,000	(138,977)	(221,307)	82,330
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	03/20/28	JPY	3,500,000,000	(14,552)	251,206	(265,758)
Receive	6M LIBOR	Semi-Annually	0.301%	Semi-Annually	02/13/28	JPY	480,000,000	(4,656)	30,309	(34,965)
Receive	6M LIBOR	Semi-Annually	0.351%	Semi-Annually	02/08/28	JPY	260,000,000	(14,604)	—	(14,604)
Receive	6M LIBOR	Semi-Annually	0.354%	Semi-Annually	01/18/28	JPY	170,000,000	(10,218)	1,751	(11,969)
Receive	6M LIBOR	Semi-Annually	0.354%	Semi-Annually	02/16/28	JPY	530,000,000	(30,911)	—	(30,911)
Receive	6M LIBOR	Semi-Annually	0.380%	Semi-Annually	06/18/28	JPY	290,000,000	(18,373)	4,725	(23,098)
Receive	6M LIBOR	Semi-Annually	0.399%	Semi-Annually	06/18/28	JPY	2,220,000,000	(180,201)	(1,920)	(178,281)
Receive	6M LIBOR	Semi-Annually	1.500%	Semi-Annually	09/19/23	GBP	92,900,000	(506,618)	(59,537)	(447,081)
Receive	6M LIBOR	Semi-Annually	1.500%	Semi-Annually	06/20/28	GBP	9,100,000	22,339	295,587	(273,248)
Receive	6M LIBOR	Semi-Annually	1.500%	Semi-Annually	09/19/28	GBP	37,200,000	203,344	889,850	(686,506)
Receive	6M LIBOR	Semi-Annually	1.500%	Semi-Annually	06/20/48	GBP	34,900,000	131,018	1,509,205	(1,378,187)
Receive	6M LIBOR	Semi-Annually	1.750%	Semi-Annually	09/19/48	GBP	21,900,000	(1,811,995)	(1,151,314)	(660,681)

Totals								$2,647,393	$9,450,301	$(6,802,908)

Centrally Cleared Credit Default Swaps on Credit Indices and Corporate Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway, Inc. 1.550%, due 02/09/18	1.000%	Quarterly	12/20/21	0.411%	USD	10,500,000	$219,587	$248,233	$(28,646)
CDX.NA.HY.29	5.000%	Quarterly	12/20/22	3.387%	USD	10,500,000	681,481	719,145	(37,664)
CDX.NA.HY.30	5.000%	Quarterly	06/20/23	3.609%	USD	12,100,000	729,969	726,545	3,424
CDX.NA.IG.29	1.000%	Quarterly	12/20/22	0.578%	USD	284,300,000	5,276,324	5,813,861	(537,537)
CDX.NA.IG.30	1.000%	Quarterly	06/20/23	0.656%	USD	388,200,000	6,407,241	6,850,178	(442,937)
Goldman Sach Group, Inc. 5.950%, due 1/18/18	1.000%	Quarterly	09/20/20	0.353%	USD	22,500,000	351,157	403,902	(52,745)
Tesco plc 6.000%, due 12/14/29	1.000%	Quarterly	06/20/22	0.990%	EUR	24,700,000	12,674	108,498	(95,824)

Totals							$13,678,433	$14,870,362	$(1,191,929)

BHFTI-328

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

OTC Credit Default Swaps on Corporate Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2018(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Avolon Holdings, Ltd. 4.500%, due 03/15/23	5.000%	Quarterly	07/01/20	UBSA	0.000%	USD	5,500,000	$231,073	$322,061	$(90,988)
Petrobras International Finance Co. S.A. 8.375%, due 12/10/18	1.000%	Quarterly	12/20/19	BNP	0.754%	USD	3,200,000	13,343	(382,937)	396,280
Petrobras International Finance Co. S.A. 8.375%, due 12/10/18	1.000%	Quarterly	03/20/20	BNP	0.802%	USD	1,600,000	6,120	(308,005)	314,125

Totals								$250,536	$(368,881)	$619,417

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(CBNA)—	Citibank N.A
(CSI)—	Credit Suisse International
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(JPMC)—	JPMorgan Chase Bank N.A.
(MSC)—	Morgan Stanley Capital Services LLC
(SG)—	Societe Generale Paris
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(RUB)—	Russian Ruble
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(TRY)—	Turkish Lira
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(CDOR)—	Canadian Dollar Offered Rate
(CDS)—	Credit Default Swap
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(COFI)—	11th District Cost of Funds Index
(CPURNSA)—	U.S. Consumer Price for All Urban Consumers Non-SeasonallyAdjusted
(EURIBOR)—	Euro Interbank Offered Rate
(ICE)—	Intercontinental Exchange, Inc.
(IRS)—	Interest Rate Swap
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(PRIME)—	U.S. Federal Reserve Prime Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTI-329

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$3,903,430,424	$—	$3,903,430,424
Total Corporate Bonds & Notes*	—	2,225,275,035	—	2,225,275,035
Total Asset-Backed Securities*	—	1,001,733,120	—	1,001,733,120
Total Foreign Government*	—	391,032,503	—	391,032,503
Total Mortgage-Backed Securities*	—	314,346,795	—	314,346,795
Total Municipals	—	30,894,859	—	30,894,859
Total Floating Rate Loan*	—	5,407,592	—	5,407,592
Purchased Options
Put Options at Value	0	—	—	0
Credit Default Swaptions at Value	—	7,562	—	7,562
Interest Rate Swaptions at Value	—	1,226,614	—	1,226,614
Options on Exchange-Traded Futures Contracts at Value	19,011	—	—	19,011
Total Purchased Options	$19,011	$1,234,176	$—	$1,253,187
Total Short-Term Investments*	—	1,181,194,941	—	1,181,194,941
Total Investments	$19,011	$9,054,549,445	$—	$9,054,568,456

Total Reverse Repurchase Agreements (Liability)	$—	$(204,955,500)	$—	$(204,955,500)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$16,513,842	$—	$16,513,842
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(74,829,538)	—	(74,829,538)
Total Forward Contracts	$—	$(58,315,696)	$—	$(58,315,696)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$23,443,768	$—	$—	$23,443,768
Futures Contracts (Unrealized Depreciation)	(27,250,639)	—	—	(27,250,639)
Total Futures Contracts	$(3,806,871)	$—	$—	$(3,806,871)

Written Options
Credit Default Swaptions at Value	$—	$(163,012)	$—	$(163,012)
Put Written Options at Value	—	(4,328)	—	(4,328)
Foreign Currency Written Options at Value	—	(591,337)	—	(591,337)
Inflation Capped Options at Value	—	(338,374)	—	(338,374)
Interest Rate Swaptions at Value	—	(1,363,634)	—	(1,363,634)
Options on Exchange-Traded Futures Contracts at Value	(132,891)	—	—	(132,891)
Total Written Options	$(132,891)	$(2,460,685)	$—	$(2,593,576)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$2,324,599	$—	$2,324,599
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(10,319,436)	—	(10,319,436)
Total Centrally Cleared Swap Contracts	$—	$(7,994,837)	$—	$(7,994,837)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$250,536	$—	$250,536

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-330

Brighthouse Funds Trust I

Fidelity Institutional Asset Management Government Income Portfolio (formerly, Pyramis Government Income Portfolio)

Schedule of Investments as of March 31, 2018 (Unaudited)

U.S. Treasury & Government Agencies—93.8% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—66.3%
Fannie Mae 15 Yr. Pool 3.000%, 03/01/32	655,635	$655,907
3.000%, 08/01/32	483,999	485,917
3.500%, 12/01/25	25,820	26,348
3.500%, 03/01/30	62,448	63,760
3.500%, 10/01/30	140,199	143,131
3.500%, 12/01/30	66,274	67,664
3.500%, 02/01/31	698,480	713,430
4.500%, 12/01/23	21,777	21,945
4.500%, 11/01/25	890,994	925,429
5.000%, 03/01/23	11,107	11,587
Fannie Mae 20 Yr. Pool 3.500%, 01/01/34	2,284,605	2,334,033
4.000%, 11/01/31	1,438,280	1,497,697
4.000%, 08/01/32	1,150,707	1,198,591
Fannie Mae 30 Yr. Pool 2.500%, 01/01/43	2,840,385	2,690,156
3.000%, 09/01/42	2,682,472	2,641,074
3.000%, 10/01/42	5,693,580	5,605,691
3.000%, 11/01/42	4,124,893	4,061,238
3.000%, 12/01/42	1,433,563	1,411,438
3.000%, 01/01/43	6,223,060	6,127,352
3.000%, 08/01/46	2,289,698	2,235,190
3.000%, 11/01/46	4,954,439	4,836,459
3.000%, 12/01/46	42,127	41,124
3.000%, 01/01/47	1,228,578	1,199,324
3.000%, 11/01/47	271,000	264,539
3.000%, 02/01/48	1,000,000	976,132
3.000%, 03/01/48	579,000	565,175
3.000%, TBA (a)	5,000,000	4,876,562
3.500%, 04/01/46	8,614,837	8,649,878
3.500%, 07/01/47	3,273,142	3,296,009
3.500%, 11/01/47	1,349,440	1,353,616
3.500%, 12/01/47	31,624,065	31,745,270
4.000%, 10/01/39	131,006	135,400
4.000%, 11/01/40	5,495,905	5,680,563
4.000%, 01/01/42	342,051	353,580
4.000%, 04/01/42	523,419	541,072
4.000%, 10/01/42	775,059	801,088
4.000%, 11/01/42	252,348	260,259
4.000%, 04/01/43	307,342	317,147
4.000%, 06/01/43	387,203	400,048
4.000%, 08/01/43	520,161	535,772
4.000%, 09/01/43	2,159,377	2,229,749
4.000%, 02/01/44	140,059	144,127
4.000%, 04/01/44	217,004	223,323
4.000%, 02/01/45	250,011	257,045
4.000%, 06/01/45	103,654	107,043
4.000%, 12/01/45	1,330,445	1,366,255
4.000%, 03/01/46	259,943	266,940
4.000%, 05/01/46	75,409	77,438
4.000%, 06/01/47	652,811	670,718
4.000%, 07/01/47	1,716,071	1,763,146
4.000%, 04/01/48	7,991,651	8,224,546
4.000%, TBA (a)	1,350,000	1,385,363
4.500%, 12/01/40	2,075,493	2,195,453

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 4.500%, 07/01/41	317,235	335,600
4.500%, 08/01/41	193,883	205,111
4.500%, 11/01/41	4,534,926	4,794,069
4.500%, 09/01/42	1,319,004	1,395,214
4.500%, 12/01/43	322,982	339,191
4.500%, 10/01/44	2,077,186	2,195,637
4.500%, 02/01/45	767,976	809,491
5.000%, 04/01/41	27,453	29,348
5.000%, 06/01/41	45,124	48,597
5.000%, 08/01/41	118,603	128,275
5.500%, 12/01/39	741,419	811,222
5.500%, 04/01/40	934,461	1,018,811
5.500%, 06/01/40	99,124	108,265
5.500%, 03/01/41	390,070	428,291
5.500%, 05/01/41	331,027	361,775
5.500%, 06/01/41	509,997	556,919
5.500%, 07/01/41	638,556	697,314
5.500%, 12/01/41	1,061,628	1,162,612
5.500%, 02/01/42	2,506,953	2,737,483
5.500%, 05/01/44	621,771	678,985
6.000%, 01/01/34	94,405	106,144
6.000%, 08/01/34	154,318	173,682
6.000%, 10/01/34	159,534	181,717
6.000%, 11/01/34	124,551	139,884
6.000%, 01/01/35	161,223	181,141
6.000%, 04/01/35	235,490	264,938
6.000%, 06/01/36	377,280	424,156
6.000%, 05/01/37	537,397	604,108
6.000%, 09/01/37	30,211	33,941
6.000%, 10/01/37	435,713	498,753
6.000%, 01/01/38	424,628	486,716
6.000%, 03/01/38	143,844	163,626
6.000%, 07/01/38	82,498	94,255
6.000%, 01/01/40	404,724	464,662
6.000%, 05/01/40	569,417	653,344
6.000%, 07/01/41	539,887	609,207
6.000%, 01/01/42	49,641	55,920
6.500%, 07/01/32	106,757	119,757
6.500%, 12/01/32	31,640	35,603
6.500%, 07/01/35	36,960	41,508
6.500%, 12/01/35	334,413	376,371
6.500%, 08/01/36	551,504	618,436
Fannie Mae ARM Pool 2.586%, 12M LIBOR + 1.725%, 06/01/42 (b)	94,994	97,184
2.677%, 12M LIBOR + 1.818%, 02/01/42 (b)	460,427	476,070
3.001%, 12M LIBOR + 1.818%, 09/01/41 (b)	53,267	55,419
3.259%, 12M LIBOR + 1.818%, 07/01/41 (b)	68,671	71,717
3.332%, 12M LIBOR + 1.830%, 10/01/41 (b)	45,213	47,179
3.569%, 12M LIBOR + 1.800%, 07/01/41 (b)	89,636	93,721
Fannie Mae Grantor Trust 2.898%, 06/25/27	12,395,114	11,998,878
Fannie Mae Pool 3.000%, 08/01/27	147,210	147,773
3.000%, 10/01/27	254,858	255,834
3.000%, 11/01/27	91,406	91,757

BHFTI-331

Brighthouse Funds Trust I

Fidelity Institutional Asset Management Government Income Portfolio (formerly, Pyramis Government Income Portfolio)

Schedule of Investments as of March 31, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae Pool 3.000%, 12/01/27	124,212	$124,687
3.000%, 01/01/28	117,119	117,568
3.000%, 02/01/28	111,021	111,447
3.000%, 03/01/28	120,632	121,094
3.000%, 04/01/28	110,196	110,618
3.000%, 05/01/28	123,961	124,436
3.000%, 06/01/28	123,606	124,076
3.000%, 07/01/28	111,495	111,919
3.000%, 08/01/28	124,242	124,715
3.000%, 09/01/28	136,932	137,452
3.000%, 01/01/29	125,732	126,209
3.000%, 03/01/29	126,296	126,776
3.500%, 10/01/56	2,466,465	2,469,075
6.458%, 02/01/39	319,178	341,636
6.500%, 08/01/39	1,784,513	2,011,734
Fannie Mae REMICS (CMO) 1.750%, 06/25/42	314,909	297,284
1.750%, 01/25/43	318,838	304,567
2.792%, 1M LIBOR + 0.920%, 03/25/36 (b)	406,593	416,432
2.802%, 1M LIBOR + 0.930%, 06/25/36 (b)	642,092	659,499
3.000%, 05/25/46	5,220,062	5,196,863
3.500%, 08/25/26	5,811,435	5,942,447
4.250%, 03/25/42	1,870,696	1,954,581
4.329%, -1 x 1M LIBOR + 6.200%, 06/25/45 (b) (c)	2,448,976	326,806
4.500%, 09/25/25	3,090,000	3,230,739
4.679%, -1 x 1M LIBOR + 6.550%, 06/25/41 (b) (c)	576,195	77,293
4.679%, -1 x 1M LIBOR + 6.550%, 11/25/41 (b) (c)	891,915	143,706
4.729%, -1 x 1M LIBOR + 6.600%, 08/25/39 (b) (c)	450,881	54,932
4.739%, -1 x 1M LIBOR + 6.610%, 04/25/41 (b) (c)	650,511	87,843
4.750%, 01/25/41	430,785	458,552
5.000%, 12/25/23	197,489	204,939
5.000%, 12/25/34	330,006	357,242
5.000%, 03/25/35	269,101	290,486
5.000%, 08/25/39	448,680	484,325
5.000%, 02/25/41	229,480	252,104
5.000%, 05/15/41	828,306	947,998
5.500%, 07/25/34	130,037	133,510
5.500%, 06/25/35	172,436	181,467
5.500%, 08/25/35	1,195,293	1,279,750
6.000%, 06/25/45 (c)	776,477	176,850
Freddie Mac 15 Yr. Gold Pool 2.500%, 07/01/31	369,662	362,200
3.000%, 04/01/31	2,030,765	2,029,376
3.000%, 05/01/31	1,733,518	1,732,514
3.000%, 06/01/31	2,008,054	2,006,837
4.000%, 06/01/24	270,919	279,300
4.000%, 07/01/24	213,776	220,389
4.000%, 09/01/25	184,133	189,411
6.000%, 01/01/24	245,893	258,950
Freddie Mac 20 Yr. Gold Pool 3.500%, 03/01/32	1,346,657	1,376,286
3.500%, 06/01/32	3,654,826	3,735,129
3.500%, 02/01/34	5,184,725	5,298,844
4.000%, 06/01/33	1,543,815	1,608,174

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 3.000%, 11/01/42	195,402	192,084
3.000%, 01/01/43	222,770	218,989
3.000%, 02/01/43	1,146,194	1,126,742
3.000%, 03/01/43	11,519,654	11,324,025
3.000%, 06/01/43	3,714,614	3,648,648
3.000%, 06/01/46	76,011	74,238
3.000%, 11/01/46	433,878	423,616
3.000%, 03/01/48	14,949,990	14,589,807
3.500%, 04/01/40	391,058	394,023
3.500%, 05/01/40	457,246	460,712
3.500%, 06/01/40	786,529	792,490
3.500%, 07/01/40	187,968	189,392
3.500%, 08/01/40	378,645	381,515
3.500%, 09/01/40	297,370	299,624
3.500%, 10/01/40	235,170	236,952
3.500%, 11/01/40	260,113	262,084
3.500%, 12/01/40	319,189	321,609
3.500%, 04/01/42	761,869	768,039
3.500%, 07/01/42	143,593	144,682
3.500%, 08/01/42	57,564	57,993
3.500%, 09/01/42	332,421	335,006
3.500%, 10/01/42	1,833,537	1,847,432
3.500%, 01/01/43	822,113	828,348
3.500%, 02/01/43	362,895	365,646
3.500%, 04/01/43	6,691,642	6,742,361
3.500%, 05/01/43	559,321	563,563
3.500%, 11/01/44	531,973	534,308
3.500%, 11/01/45	5,623,635	5,653,670
3.500%, 01/01/46	754,018	757,105
3.500%, 02/01/46	1,217,126	1,224,168
3.500%, 05/01/46	1,712,242	1,722,976
3.500%, 06/01/46	878,439	882,573
3.500%, 07/01/46	2,319,690	2,330,623
3.500%, 08/01/46	423,028	424,983
3.500%, 01/01/47	3,162,612	3,178,864
3.500%, 02/01/47	3,422,348	3,435,796
3.500%, 07/01/47	1,762,695	1,768,657
3.500%, 12/01/47	984,719	987,658
4.000%, 11/01/41	17,604	18,226
4.000%, 09/01/42	123,569	128,125
4.000%, 10/01/42	112,385	115,988
4.000%, 11/01/42	529,901	549,285
4.000%, 12/01/42	209,817	217,199
4.000%, 01/01/43	39,513	40,688
4.000%, 02/01/43	291,948	302,173
4.000%, 03/01/43	121,623	125,882
4.000%, 04/01/43	51,859	53,691
4.000%, 05/01/43	564,351	585,032
4.000%, 06/01/43	43,470	44,958
4.000%, 07/01/43	492,437	510,054
4.000%, 08/01/43	363,736	376,786
4.000%, 09/01/43	607,140	628,407
4.000%, 10/01/43	582,057	603,287
4.000%, 11/01/43	28,769	29,770
4.000%, 01/01/44	671,930	696,706

BHFTI-332

Brighthouse Funds Trust I

Fidelity Institutional Asset Management Government Income Portfolio (formerly, Pyramis Government Income Portfolio)

Schedule of Investments as of March 31, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 4.000%, 02/01/44	89,045	$92,000
4.000%, 03/01/44	62,823	65,427
4.000%, 04/01/44	77,515	80,764
4.000%, 12/01/44	17,702	18,186
4.000%, 01/01/45	607,438	625,992
4.000%, 12/01/45	669,932	690,417
4.000%, 07/01/47	4,671,999	4,802,794
4.500%, 05/01/39	121,277	127,828
4.500%, 07/01/40	2,495,998	2,640,827
4.500%, 09/01/40	1,104,498	1,168,651
4.500%, 02/01/41	93,296	98,721
4.500%, 08/01/41	969,529	1,023,645
4.500%, 09/01/41	108,152	114,532
4.500%, 10/01/41	218,067	230,933
4.500%, 02/01/44	46,663	48,930
5.000%, 01/01/35	210,784	227,260
5.000%, 05/01/35	111,631	120,386
5.000%, 07/01/35	1,411,872	1,522,338
5.000%, 11/01/35	1,299,281	1,415,863
5.000%, 06/01/41	2,204,007	2,395,895
5.000%, 07/01/41	517,098	556,908
5.500%, 03/01/34	1,543,636	1,702,210
5.500%, 07/01/35	1,054,911	1,162,863
Freddie Mac ARM Non-Gold Pool 3.055%, 12M LIBOR + 1.880%, 10/01/41 (b)	507,454	531,592
3.068%, 12M LIBOR + 1.750%, 09/01/41 (b)	492,505	510,419
3.204%, 12M LIBOR + 1.880%, 09/01/41 (b)	55,345	57,683
3.246%, 12M LIBOR + 1.880%, 04/01/41 (b)	45,114	47,126
3.271%, 12M LIBOR + 1.910%, 06/01/41 (b)	54,050	56,377
3.417%, 12M LIBOR + 1.910%, 05/01/41 (b)	54,591	57,135
3.500%, 12M LIBOR + 1.750%, 12/01/40 (b)	1,503,431	1,560,651
3.579%, 12M LIBOR + 1.910%, 05/01/41 (b)	75,880	79,496
3.642%, 12M LIBOR + 1.883%, 10/01/42 (b)	260,586	271,525
3.677%, 12M LIBOR + 1.910%, 06/01/41 (b)	69,108	72,367
Freddie Mac Multifamily Aggregation Risk Transfer Trust 2.181%, 1M LIBOR + 0.320%, 02/25/20 (b)	11,611,000	11,648,358
Freddie Mac Multifamily Structured Pass-Through Certificates 4.084%, 11/25/20 (b)	980,000	1,009,620
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 1.870%, 1M LIBOR + 0.200%, 10/25/19 (b)	5,500,000	5,499,998
1.883%, 05/25/19	4,452,000	4,424,519
1.890%, 1M LIBOR + 0.220%, 07/25/20 (b)	2,800,000	2,803,204
2.086%, 03/25/19	4,570,000	4,549,392
2.313%, 03/25/20	1,469,000	1,457,657
2.323%, 10/25/18	2,485,908	2,481,923
2.412%, 08/25/18	954,562	953,155
2.566%, 09/25/20 (b)	3,792,000	3,786,141
2.669%, 02/25/23	3,453,603	3,443,592
2.750%, 11/25/22	4,900,000	4,844,247
2.776%, 03/25/23	4,229,467	4,216,538
2.951%, 02/25/24	6,273,841	6,296,942
2.991%, 09/25/21	1,224,000	1,229,092
3.016%, 02/25/23	5,927,623	5,964,057
3.350%, 01/25/28	8,700,000	8,758,191

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 3.444%, 12/25/27	5,513,000	5,588,077
3.452%, 09/24/24	5,900,000	6,022,672
3.974%, 01/25/21 (b)	17,750,000	18,259,965
Freddie Mac REMICS (CMO) 1.750%, 06/15/42	236,735	226,607
2.177%, 1M LIBOR + 0.400%, 03/15/34 (b)	386,802	386,584
2.677%, 1M LIBOR + 0.900%, 02/15/33 (b)	238,782	243,492
3.500%, 02/15/26	2,500,000	2,545,788
3.500%, 05/15/26	1,782,000	1,824,609
3.500%, 11/15/31	2,334,780	2,376,251
4.000%, 01/15/41	10,205,306	10,659,310
4.250%, 03/15/40	3,511,117	3,631,686
4.500%, 12/15/26	1,669,111	1,754,352
4.500%, 09/15/27	938,831	951,698
4.500%, 02/15/41	38,368	40,182
5.000%, 10/15/34	403,610	433,770
5.000%, 12/15/37	125,944	132,815
5.000%, 03/15/41	500,000	537,076
5.000%, 04/15/41	738,245	818,060
5.500%, 05/15/34	2,141,307	2,308,709
5.500%, 11/15/36	717,802	773,958
5.500%, 06/15/41	4,220,000	4,679,309
Ginnie Mae I 30 Yr. Pool 3.000%, 05/15/42	579,905	573,261
3.000%, 04/15/43	218,577	216,458
3.000%, 05/15/43	240,082	236,955
3.000%, 01/15/45	113,665	112,039
3.000%, 02/15/45	153,957	151,864
3.000%, 03/15/45	989,651	975,419
3.000%, 05/15/45	52,699	51,937
3.000%, 06/15/45	108,594	107,025
3.000%, 07/15/45	496,683	489,544
3.500%, 11/15/41	308,622	314,302
3.500%, 02/15/42	284,096	289,329
3.500%, 03/15/42	291,634	296,441
3.500%, 05/15/42	955,427	970,401
3.500%, 06/15/42	627,138	636,618
4.000%, 09/15/40	1,796,675	1,882,442
4.000%, 10/15/40	135,035	139,619
4.000%, 03/15/41	693,521	725,393
4.000%, 06/15/41	32,593	33,719
4.000%, 09/15/41	170,421	176,359
4.000%, 10/15/41	846,658	880,346
4.000%, 11/15/41	253,440	262,303
4.000%, 12/15/41	733,314	762,246
4.000%, 01/15/42	43,920	45,418
4.000%, 02/15/42	44,841	46,409
4.000%, 03/15/42	200,025	206,935
4.000%, 11/15/42	32,854	33,980
4.000%, 01/15/43	56,617	58,608
4.500%, 08/15/39	2,038,050	2,143,168
4.500%, 06/15/40	570,498	596,880
4.500%, 07/15/40	139,553	147,690
4.500%, 03/15/41	733,757	775,883

BHFTI-333

Brighthouse Funds Trust I

Fidelity Institutional Asset Management Government Income Portfolio (formerly, Pyramis Government Income Portfolio)

Schedule of Investments as of March 31, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool 4.500%, 04/15/41	63,012	$66,286
5.000%, 03/15/39	78,718	84,550
5.000%, 07/15/39	154,447	165,038
5.000%, 08/15/39	146,597	157,501
5.000%, 09/15/39	101,675	109,227
5.000%, 04/15/40	48,564	52,173
5.000%, 08/15/40	173,762	186,553
5.000%, 04/15/41	132,049	141,810
5.000%, 09/15/41	95,151	102,252
5.500%, 10/15/39	21,730	23,691
6.000%, 06/15/36	953,564	1,072,698
Ginnie Mae II 30 Yr. Pool 3.000%, 12/20/42	1,277,001	1,263,171
3.000%, 03/20/43	1,157,674	1,145,600
3.000%, 11/20/46	20,196,386	19,915,075
3.500%, 12/20/42	497,721	505,352
3.500%, 12/20/45	10,381,701	10,498,522
3.500%, 05/20/46	2,627,113	2,658,482
3.500%, 06/20/46	7,036,119	7,116,559
3.500%, TBA (a)	16,900,000	17,064,048
4.000%, 09/20/39	182,115	190,960
4.000%, 10/20/40	24,654	25,774
4.000%, 11/20/40	1,726,302	1,804,768
4.000%, 10/20/41	2,144,581	2,241,987
4.000%, 11/20/41	797,361	833,560
4.000%, 04/20/42	1,036,138	1,083,057
4.000%, 06/20/42	77,869	81,205
4.000%, 08/20/44	288,441	298,597
4.000%, 10/20/44	2,086,001	2,159,335
4.000%, 11/20/44	4,620,694	4,783,075
4.000%, 12/20/44	117,240	121,365
4.000%, 05/20/47	1,228,564	1,265,889
4.500%, 02/20/40	183,321	192,719
4.500%, 09/20/40	19,756	20,771
4.500%, TBA (a)	48,500,000	50,332,957
Ginnie Mae II Pool 4.313%, 08/20/61 (b)	337,825	340,192
4.482%, 12/20/61 (b)	5,638,664	5,712,396
4.717%, 01/20/62 (b)	1,750,900	1,772,532
5.470%, 08/20/59 (b)	4,411	4,563
Government National Mortgage Association (CMO) 1.650%, 01/20/63	1,116,054	1,101,443
1.750%, 03/20/63	6,025,378	5,934,941
1.875%, 1M LIBOR + 0.300%, 08/20/60 (b)	196,376	195,704
1.875%, 1M LIBOR + 0.300%, 09/20/60 (b)	223,583	222,831
1.961%, 1M LIBOR + 0.330%, 07/20/60 (b)	244,168	243,526
2.065%, 1M LIBOR + 0.490%, 02/20/61 (b)	295,259	295,683
2.075%, 1M LIBOR + 0.500%, 12/20/60 (b)	533,594	534,675
2.075%, 1M LIBOR + 0.500%, 02/20/61 (b)	88,209	88,354
2.075%, 1M LIBOR + 0.500%, 04/20/61 (b)	179,748	180,113
2.075%, 1M LIBOR + 0.500%, 05/20/61 (b)	364,305	365,142
2.105%, 1M LIBOR + 0.530%, 06/20/61 (b)	247,217	247,866
2.140%, 1Y CMT + 0.350%, 08/20/66 (b)	6,245,806	6,262,505
2.175%, 1M LIBOR + 0.600%, 10/20/61 (b)	855,476	859,417
2.205%, 1M LIBOR + 0.630%, 01/20/62 (b)	856,775	861,600

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association (CMO) 2.205%, 1M LIBOR + 0.630%, 03/20/62 (b)	530,669	533,468
2.225%, 1M LIBOR + 0.650%, 05/20/61 (b)	572,731	573,666
2.225%, 1M LIBOR + 0.650%, 11/20/65 (b)	1,071,318	1,074,745
2.275%, 1M LIBOR + 0.700%, 11/20/61 (b)	790,424	796,425
2.275%, 1M LIBOR + 0.700%, 01/20/62 (b)	556,644	560,682
2.290%, 1Y CMT + 0.500%, 05/20/66 (b)	6,611,705	6,648,088
2.302%, 1M LIBOR + 0.480%, 01/20/38 (b)	44,092	44,267
2.316%, 1M LIBOR + 0.530%, 12/16/39 (b)	163,524	164,620
2.322%, 1M LIBOR + 0.500%, 07/20/37 (b)	176,840	177,689
2.386%, 1M LIBOR + 0.600%, 11/16/39 (b)	219,075	220,751
2.500%, 06/20/63	26,127,622	26,042,511
2.500%, 05/20/65	4,444,482	4,426,746
2.500%, 06/20/65	1,101,877	1,097,672
2.750%, 02/20/64	6,739,337	6,711,822
2.750%, 05/20/64	1,338,514	1,324,788
3.500%, 11/20/36 (c)	175,831	12,623
3.500%, 09/20/63	2,596,851	2,617,500
4.000%, 12/20/40	4,613,553	4,797,155
4.278%, -1 x 1M LIBOR + 6.100%, 07/20/41 (b) (c)	241,637	31,119
4.500%, 05/16/40	80,000	84,187
4.500%, 05/20/40 (c)	28,183	3,516
4.500%, 12/20/40	1,853,445	1,953,337
5.000%, 12/20/39	4,085,663	4,403,315
5.000%, 03/20/40	3,190,000	3,495,904
5.010%, 09/20/60 (b)	1,828,655	1,861,882
5.150%, 08/20/60	1,777,527	1,810,217
5.296%, 07/20/60 (b)	2,126,567	2,170,976
5.500%, 04/20/34	160,960	197,070
6.237%, -1 x 1M LIBOR + 8.667%, 04/20/39 (b)	1,091,108	1,101,492
6.371%, -1 x 1M LIBOR + 8.800%, 08/20/39 (b)	3,092,569	3,160,809

		687,687,137

Federal Agencies—4.8%
Federal Home Loan Bank 2.125%, 02/11/20	25,000,000	24,896,450
Federal Home Loan Mortgage Corp. 6.250%, 07/15/32	7,568,000	10,311,453
6.750%, 03/15/31	481,000	668,222
Federal National Mortgage Association 1.500%, 11/30/20	2,000	1,953
6.625%, 11/15/30	1,430,000	1,957,940
Tennessee Valley Authority 5.250%, 09/15/39	557,000	731,207
5.500%, 06/15/38	6,117,000	8,189,984
5.880%, 04/01/36	2,127,000	2,906,005

		49,663,214

U.S. Treasury—22.7%
U.S. Treasury Bonds 2.500%, 02/15/46	5,001,000	4,551,496
2.750%, 08/15/47	21,489,000	20,537,944
2.750%, 11/15/47	2,250,000	2,150,947
2.875%, 08/15/45	22,188,000	21,789,309
3.000%, 11/15/44	9,140,000	9,200,695

BHFTI-334

Brighthouse Funds Trust I

Fidelity Institutional Asset Management Government Income Portfolio (formerly, Pyramis Government Income Portfolio)

Schedule of Investments as of March 31, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds 3.000%, 11/15/45	9,700,000	$9,754,563
3.000%, 05/15/47	900,000	904,395
3.000%, 02/15/48	3,250,000	3,268,535
3.625%, 02/15/44 (d)	48,659,000	54,522,790
4.375%, 05/15/40	7,000,000	8,677,539
4.375%, 05/15/41	8,966,000	11,158,817
4.750%, 02/15/37	7,177,000	9,186,560
5.250%, 02/15/29 (d)	15,580,000	19,206,610
6.125%, 08/15/29	2,839,000	3,767,553
U.S. Treasury Notes 1.125%, 09/30/21	15,000	14,329
1.500%, 08/15/26	4,153,000	3,769,659
2.000%, 08/15/25	18,254,000	17,395,492
2.000%, 11/15/26	2,480,000	2,338,950
2.125%, 05/15/25	4,271,000	4,113,006
2.250%, 12/31/24	19,169,000	18,659,075
2.250%, 11/15/27	119,000	113,989
2.500%, 03/31/23	1,500,000	1,495,371
2.625%, 02/28/23	200,000	200,609
2.750%, 02/28/25	5,150,000	5,171,525
2.750%, 02/15/28	4,250,000	4,252,158

		236,201,916

Total U.S. Treasury & Government Agencies (Cost $988,470,450)		973,552,267

Asset-Backed Securities—7.5%

Asset-Backed - Other—2.0%
CLUB Credit Trust 2.990%, 05/15/24 (144A)	5,012,000	5,011,824
Ford Credit Floorplan Master Owner Trust 2.950%, 05/15/23	7,578,000	7,577,403
Nationstar HECM Loan Trust 1.968%, 05/25/27 (144A)	3,407,465	3,395,471
2.760%, 02/25/28 (144A) (b)	5,330,286	5,330,286

		21,314,984

Asset-Backed - Student Loan—5.5%
GCO Education Loan Funding Trust 2.074%, 3M LIBOR + 0.130%, 05/25/25 (b)	1,867,888	1,866,456
Goal Capital Funding Trust 2.114%, 3M LIBOR + 0.170%, 05/28/30 (b)	925,502	923,944
Higher Education Funding I 2.104%, 3M LIBOR + 0.160%, 02/25/32 (b)	925,177	923,823
Illinois Student Assistance Commission 2.795%, 3M LIBOR + 1.050%, 04/25/22 (b)	259,271	259,520
Navient Student Loan Trust 2.062%, 1M LIBOR + 0.190%, 03/25/67 (144A) (b)	4,088,218	4,086,688
2.172%, 1M LIBOR + 0.300%, 07/26/66 (144A) (b)	2,335,294	2,336,494
2.272%, 1M LIBOR + 0.400%, 07/26/66 (144A) (b)	5,150,722	5,154,139
2.292%, 1M LIBOR + 0.420%, 08/27/29 (b)	3,521,151	3,525,925
2.472%, 1M LIBOR + 0.600%, 07/26/66 (144A) (b)	3,846,000	3,869,747

Asset-Backed - Student Loan—(Continued)
Northstar Education Finance, Inc. 1.990%, 3M LIBOR + 0.230%, 07/28/21 (b)	6,739,380	6,734,800
SLM Student Loan Trust 2.215%, 3M LIBOR + 0.470%, 01/26/26 (b)	26,919,511	26,986,600

		56,668,136

Total Asset-Backed Securities (Cost $77,974,735)		77,983,120

Foreign Government—4.1%

Sovereign—4.1%
Hashemite Kingdom of Jordan Government AID Bond 3.000%, 06/30/25	5,389,000	5,423,827
Israel Government AID Bonds 5.500%, 09/18/23	13,878,000	15,744,956
5.500%, 12/04/23	8,920,000	10,186,003
5.500%, 04/26/24	1,900,000	2,178,956
Ukraine Government AID Bond 1.471%, 09/29/21	9,388,000	9,050,267

Total Foreign Government (Cost $46,344,263)		42,584,009

Mortgage-Backed Securities—1.5%

Collateralized Mortgage Obligations—0.8%
Holmes Master Issuer plc 2.146%, 3M LIBOR + 0.360%, 10/15/54 (144A) (b)	3,000,000	2,998,308
National Credit Union Administration Guaranteed Notes Trust 2.161%, 1M LIBOR + 0.450%, 01/08/20 (b)	4,328,734	4,338,377
Nomura Resecuritization Trust 3.546%, 03/26/37 (144A) (b)	247,026	247,613
RBSSP Resecuritization Trust 3.510%, 07/26/45 (144A) (b)	414,726	416,137
Thornburg Mortgage Securities Trust 2.512%, 1M LIBOR + 0.640%, 09/25/43 (b)	318,736	308,227

		8,308,662

Commercial Mortgage-Backed Securities—0.7%
GS Mortgage Securities Trust 2.045%, 03/10/50	3,690,123	3,638,918
SCG Trust 3.427%, 1M LIBOR + 1.650%, 11/15/26 (144A) (b)	3,750,000	3,749,992

		7,388,910

Total Mortgage-Backed Securities (Cost $15,768,414)		15,697,572

Corporate Bonds & Notes—1.5%

Diversified Financial Services—0.6%
Private Export Funding Corp. 4.300%, 12/15/21	6,000,000	6,353,778

BHFTI-335

Brighthouse Funds Trust I

Fidelity Institutional Asset Management Government Income Portfolio (formerly, Pyramis Government Income Portfolio)

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Sovereign—0.9%
National Credit Union Administration Guaranteed Notes Trust 3.450%, 06/12/21	8,645,000	$8,886,974

Total Corporate Bonds & Notes (Cost $16,500,975)		15,240,752

Short-Term Investment—0.6%

Mutual Fund—0.6%
State Street Institutional Liquid Reserves Fund, Trust Class, 1.762% (e)	6,798,655	6,797,295

Total Short-Term Investments (Cost $6,797,907)		6,797,295

Total Purchased Options—0.3% (f) (Cost $2,793,278)		2,821,756

Total Investments—109.3% (Cost $1,154,650,022)		1,134,676,771
Other assets and liabilities (net)—(9.3)%		(96,940,440)

Net Assets—100.0%		$1,037,736,331

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Interest only security.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2018, the market value of securities pledged was $1,598,660.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2018.
(f)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2018, the market value of 144A securities was $36,596,699, which is 3.5% of net assets.

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Fannie Mae 30 Yr. Pool	3.500%	TBA	$(11,000,000)	$(10,986,250)	$(11,022,988)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation
U.S. Treasury Long Bond Futures	06/20/18	6	USD	879,750	$29,612
U.S. Treasury Note 10 Year Futures	06/20/18	478	USD	57,905,219	608,624
U.S. Treasury Note 5 Year Futures	06/29/18	44	USD	5,036,281	5,755
U.S. Treasury Note Ultra 10 Year Futures	06/20/18	114	USD	14,803,969	248,244

Futures Contracts—Short
U.S. Treasury Note 2 Year Futures	06/29/18	(230)	USD	(48,900,156)	25,487

Net Unrealized Appreciation					$917,722

Purchased Options

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - Interest Rate Swap	2.495%	GSC	3M LIBOR	Receive	10/05/20	3,500,000	USD	3,500,000	$116,375	$137,761	$21,386
Call - OTC - Interest Rate Swap	2.534%	JPMC	3M LIBOR	Receive	12/08/20	3,000,000	USD	3,000,000	92,100	116,474	24,374
Call - OTC - Interest Rate Swap	2.788%	GSC	3M LIBOR	Receive	01/25/21	40,400,000	USD	40,400,000	1,188,164	1,252,650	64,486
Put - OTC - Interest Rate Swap	2.495%	GSC	3M LIBOR	Pay	10/05/20	3,500,000	USD	3,500,000	116,375	66,353	(50,022)
Put - OTC - Interest Rate Swap	2.534%	JPMC	3M LIBOR	Pay	12/08/20	3,000,000	USD	3,000,000	92,100	116,474	24,374
Put - OTC - Interest Rate Swap	2.788%	GSC	3M LIBOR	Pay	01/25/21	40,400,000	USD	40,400,000	1,188,164	1,132,044	(56,120)

Totals									$2,793,278	$2,821,756	$28,478

BHFTI-336

Brighthouse Funds Trust I

Fidelity Institutional Asset Management Government Income Portfolio (formerly, Pyramis Government Income Portfolio)

Schedule of Investments as of March 31, 2018 (Unaudited)

Written Options

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - Interest Rate Swap	3.065%	GSC	3M LIBOR	Receive	02/05/21	(20,080,000)	USD	(20,080,000)	$(653,704)	$(473,278)	$180,426
Put - OTC - Interest Rate Swap	3.065%	GSC	3M LIBOR	Pay	02/05/21	(20,080,000)	USD	(20,080,000)	(653,705)	(746,432)	(92,727)

Totals									$(1,307,409)	$(1,219,710)	$87,699

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums (Received)	Unrealized Appreciation
Pay	3MLIBOR	Quarterly	2.000%	Semi-Annually	06/20/23	USD	35,100,000	$(1,217,823)	$(1,341,733)	$123,910
Pay	3MLIBOR	Quarterly	2.000%	Semi-Annually	06/20/25	USD	6,050,000	(289,208)	(323,383)	34,175

Totals								$(1,507,031)	$(1,665,116)	$158,085

Glossary of Abbreviations

Counterparties

(GSC)—	Goldman Sachs & Co.
(JPMC)—	JPMorgan Chase Bank N.A.

Currencies

(USD)—	United States Dollar

Index Abbreviations

(CMT)—	Constant Maturity Treasury Index
(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTI-337

Brighthouse Funds Trust I

Fidelity Institutional Asset Management Government Income Portfolio (formerly, Pyramis Government Income Portfolio)

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$973,552,267	$—	$973,552,267
Total Asset-Backed Securities*	—	77,983,120	—	77,983,120
Total Foreign Government*	—	42,584,009	—	42,584,009
Total Mortgage-Backed Securities*	—	15,697,572	—	15,697,572
Total Corporate Bonds & Notes*	—	15,240,752	—	15,240,752
Total Short-Term Investment*	6,797,295	—	—	6,797,295
Total Purchased Options	—	2,821,756	—	2,821,756
Total Investments	$6,797,295	$1,127,879,476	$—	$1,134,676,771

TBA Forward Sales Commitments	$—	$(11,022,988)	$—	$(11,022,988)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$917,722	$—	$—	$917,722
Written Options at Value	$—	$(1,219,710)	$—	$(1,219,710)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$158,085	$—	$158,085

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-338

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—34.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.2%
General Dynamics Corp.	4,800	$1,060,320
Meggitt plc	43,418	263,368
QinetiQ Group plc	111,094	321,899
Raytheon Co.	700	151,074
Triumph Group, Inc.	7,900	199,080
Ultra Electronics Holdings plc	14,376	279,226

		2,274,967

Air Freight & Logistics—0.0%
Royal Mail plc	52,296	397,126

Airlines—0.1%
Deutsche Lufthansa AG	12,061	385,272
JetBlue Airways Corp. (a)	17,700	359,664

		744,936

Auto Components—0.7%
BorgWarner, Inc.	13,400	673,082
Bridgestone Corp.	20,400	895,616
Cie Generale des Etablissements Michelin	2,714	401,167
Continental AG	2,193	605,246
Delphi Technologies plc	5,100	243,015
Gentex Corp.	28,344	652,479
HI-LEX Corp.	1,900	51,037
Keihin Corp.	3,700	76,194
LCI Industries	900	93,735
Lear Corp.	5,700	1,060,713
Linamar Corp.	6,000	327,768
Magna International, Inc.	22,500	1,267,377
NHK Spring Co., Ltd.	22,400	240,714
Nokian Renkaat Oyj	15,859	721,367
Piolax, Inc.	2,500	65,976
Stanley Electric Co., Ltd.	8,900	335,560
Toyota Boshoku Corp.	21,400	444,584
TS Tech Co., Ltd.	2,800	111,248
Unipres Corp.	4,500	101,823
Xinyi Glass Holdings, Ltd.	78,000	119,021

		8,487,722

Automobiles—0.3%
Ford Motor Co.	64,600	715,768
Isuzu Motors, Ltd.	11,100	170,408
Mazda Motor Corp.	11,700	156,276
Subaru Corp.	30,900	1,022,742
Suzuki Motor Corp.	14,200	770,849
Thor Industries, Inc.	1,800	207,306

		3,043,349

Banks—2.7%
Aichi Bank, Ltd. (The)	600	30,663
Aozora Bank, Ltd.	1,300	52,074
Awa Bank, Ltd. (The)	17,000	111,025
Bank Hapoalim B.M.	86,104	592,007
Bank Leumi Le-Israel B.M.	43,799	264,537
Bank of America Corp.	115,300	3,457,847

Banks—(Continued)
Bank of Ireland Group plc (a)	54,848	480,748
Barclays Africa Group, Ltd.	15,052	241,659
Barclays plc	658,775	1,923,930
BNP Paribas S.A.	28,733	2,130,421
Chiba Bank, Ltd. (The)	36,000	295,196
Citigroup, Inc.	26,700	1,802,250
Commerzbank AG (a)	11,959	155,374
Fifth Third Bancorp	14,340	455,295
Hachijuni Bank, Ltd. (The)	61,600	335,118
HSBC Holdings plc	37,740	352,788
Iyo Bank, Ltd. (The)	37,400	286,381
Japan Post Bank Co., Ltd.	62,700	852,409
JPMorgan Chase & Co.	46,800	5,146,596
Mediobanca S.p.A.	82,446	970,529
Mitsubishi UFJ Financial Group, Inc.	62,500	414,822
Royal Bank of Scotland Group plc (a)	388,918	1,415,345
Seven Bank, Ltd.	72,300	232,288
Shinsei Bank, Ltd.	20,800	322,457
Shizuoka Bank, Ltd. (The)	38,000	367,468
Societe Generale S.A.	35,215	1,915,882
Standard Chartered plc	155,734	1,559,420
Sumitomo Mitsui Financial Group, Inc.	7,900	334,995
UniCredit S.p.A. (a)	36,594	767,820
Wells Fargo & Co.	76,400	4,004,124

		31,271,468

Beverages—0.2%
Diageo plc	63,567	2,150,477
PepsiCo, Inc.	6,100	665,815

		2,816,292

Biotechnology—1.0%
AbbVie, Inc.	27,558	2,608,364
Amgen, Inc.	17,660	3,010,677
Biogen, Inc. (a)	8,000	2,190,560
Celgene Corp. (a)	13,300	1,186,493
Gilead Sciences, Inc.	24,000	1,809,360
United Therapeutics Corp. (a)	4,500	505,620

		11,311,074

Building Products—0.1%
Allegion plc	7,000	597,030
Asahi Glass Co., Ltd.	12,300	515,537

		1,112,567

Capital Markets—1.3%
Affiliated Managers Group, Inc.	7,800	1,478,724
Amundi S.A.	5,258	423,132
Ashmore Group plc	70,982	379,646
Bolsas y Mercados Espanoles SHMSF S.A.	12,554	425,229
CI Financial Corp.	25,800	552,707
Close Brothers Group plc	11,463	231,121
Daiwa Securities Group, Inc.	62,000	397,881
Deutsche Bank AG	55,787	777,850
Federated Investors, Inc. - Class B	17,400	581,160

BHFTI-339

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Capital Markets—(Continued)
Franklin Resources, Inc.	41,900	$1,453,092
Goldman Sachs Group, Inc. (The)	8,590	2,163,477
IG Group Holdings plc	29,935	335,461
IGM Financial, Inc.	13,100	383,030
Invesco, Ltd.	34,300	1,097,943
Macquarie Group, Ltd.	23,549	1,878,807
Nomura Holdings, Inc.	175,500	1,021,771
Platinum Asset Management, Ltd.	20,405	92,703
UBS Group AG (a)	75,672	1,332,447
Waddell & Reed Financial, Inc. - Class A	11,000	222,310

		15,228,491

Chemicals—0.7%
BASF SE	12,063	1,225,973
Chase Corp.	256	29,811
Covestro AG	15,914	1,566,440
Daicel Corp.	59,700	654,057
DIC Corp.	6,500	218,933
Kuraray Co., Ltd.	6,900	119,875
Lotte Chemical Corp.	282	115,305
LyondellBasell Industries NV - Class A	4,100	433,288
Mitsubishi Chemical Holdings Corp.	65,800	639,016
Mitsubishi Gas Chemical Co., Inc.	13,200	317,353
Mosaic Co. (The)	14,300	347,204
Nitto Denko Corp.	4,600	348,747
Petronas Chemicals Group Bhd	91,400	193,140
Shikoku Chemicals Corp.	2,000	29,676
Sumitomo Chemical Co., Ltd.	61,000	352,704
Sumitomo Seika Chemicals Co., Ltd.	1,300	62,551
Toagosei Co., Ltd.	27,800	328,410
Tosoh Corp.	36,200	714,996
Ube Industries, Ltd.	11,600	340,257
Victrex plc	13,754	496,079

		8,533,815

Commercial Services & Supplies—0.3%
Babcock International Group plc	37,073	348,325
Copart, Inc. (a)	1,900	96,767
Deluxe Corp.	14,500	1,073,145
Pitney Bowes, Inc.	59,187	644,546
Societe BIC S.A.	4,364	434,445
Stericycle, Inc. (a) (b)	7,300	427,269
Transcontinental, Inc. - Class A	18,900	373,350

		3,397,847

Communications Equipment—0.2%
Cisco Systems, Inc.	32,400	1,389,636
F5 Networks, Inc. (a)	3,800	549,518
Juniper Networks, Inc.	30,600	744,498

		2,683,652

Construction & Engineering—0.2%
Kajima Corp.	72,000	676,972
Maeda Road Construction Co., Ltd.	18,000	362,598
Nichireki Co., Ltd.	2,000	22,733
Nippo Corp.	5,000	112,985

Construction & Engineering—(Continued)
Obayashi Corp.	40,300	443,754
Taisei Corp.	6,300	322,807

		1,941,849

Construction Materials—0.0%
Taiheiyo Cement Corp.	6,600	238,213

Consumer Finance—0.5%
American Express Co.	25,700	2,397,296
Capital One Financial Corp.	10,200	977,364
Discover Financial Services	18,900	1,359,477
Gentera S.A.B. de C.V.	94,200	69,081
Synchrony Financial	33,500	1,123,255

		5,926,473

Distributors—0.0%
Jardine Cycle & Carriage, Ltd.	5,200	137,431

Diversified Consumer Services—0.0%
H&R Block, Inc.	22,000	559,020

Diversified Financial Services—0.1%
Berkshire Hathaway, Inc. - Class B (a)	4,100	817,868
Corp. Financiera Alba S.A. (b)	1,850	111,802
Investor AB - B Shares	17,853	794,688

		1,724,358

Diversified Telecommunication Services—1.0%
AT&T, Inc.	22,011	784,692
BCE, Inc.	37,900	1,630,905
Chunghwa Telecom Co., Ltd.	56,000	214,998
Nippon Telegraph & Telephone Corp.	49,200	2,285,568
Proximus SADP	7,025	218,144
Singapore Telecommunications, Ltd.	768,700	1,990,474
Swisscom AG (b)	3,184	1,579,096
Telekomunikasi Indonesia Persero Tbk PT	1,760,200	461,962
Telstra Corp., Ltd.	377,028	914,776
Verizon Communications, Inc.	28,000	1,338,960
Verizon Communications, Inc. (London Listed Shares)	10,693	511,339

		11,930,914

Electric Utilities—0.1%
CK Infrastructure Holdings, Ltd.	48,000	394,513
Enel Americas S.A. (ADR)	31,502	366,053
Red Electrica Corp. S.A.	34,069	701,784

		1,462,350

Electrical Equipment—0.6%
ABB, Ltd.	24,977	593,596
Acuity Brands, Inc. (b)	2,700	375,813
Eaton Corp. plc	25,600	2,045,696
Hubbell, Inc.	5,900	718,502
Rockwell Automation, Inc.	2,300	400,660
Schneider Electric SE	27,644	2,431,589

		6,565,856

BHFTI-340

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—0.1%
AAC Technologies Holdings, Inc.	9,500	$173,710
Amphenol Corp. - Class A	3,200	275,616
Elite Material Co., Ltd.	52,000	172,954
Spectris plc	6,212	235,134
TE Connectivity, Ltd.	4,100	409,590

		1,267,004

Energy Equipment & Services—0.2%
CARBO Ceramics, Inc. (a) (b)	9,500	68,875
Diamond Offshore Drilling, Inc. (a) (b)	21,800	319,588
Dril-Quip, Inc. (a) (b)	6,000	268,800
Ensco plc - Class A (b)	68,600	301,154
Noble Corp. plc (a)	48,800	181,048
Oil States International, Inc. (a)	4,900	128,380
Precision Drilling Corp. (a)	61,000	169,504
Rowan Cos. plc - Class A (a) (b)	28,800	332,352
Subsea 7 S.A.	41,355	528,494
Transocean, Ltd. (a) (b)	53,600	530,640
Unit Corp. (a) (b)	3,000	59,280

		2,888,115

Equity Real Estate Investment Trusts—0.2%
Apple Hospitality REIT, Inc.	14,900	261,793
Charter Hall Group	37,555	166,277
Host Hotels & Resorts, Inc.	51,700	963,688
Park Hotels & Resorts, Inc.	10,400	281,008
Quality Care Properties, Inc. (a)	11,700	227,331

		1,900,097

Food & Staples Retailing—0.2%
CVS Health Corp.	27,100	1,685,891
Walgreens Boots Alliance, Inc.	17,400	1,139,178

		2,825,069

Food Products—1.2%
Campbell Soup Co. (b)	40,800	1,767,048
General Mills, Inc.	40,900	1,842,954
Hershey Co. (The)	21,200	2,097,952
Kellogg Co.	13,100	851,631
Lamb Weston Holdings, Inc.	7,800	454,116
Leroy Seafood Group ASA	65,836	409,135
Mitsui Sugar Co., Ltd.	6,000	230,671
Nestle S.A.	53,828	4,261,368
Pilgrim’s Pride Corp. (a)	7,900	194,419
Salmar ASA	14,131	582,871
Sanderson Farms, Inc. (b)	3,800	452,276
Tiger Brands, Ltd.	10,456	328,495

		13,472,936

Health Care Equipment & Supplies—0.3%
Hoya Corp.	21,700	1,098,966
ResMed, Inc.	3,800	374,186
Smith & Nephew plc	36,641	684,964
Sonova Holding AG	2,021	321,236

Health Care Equipment & Supplies—(Continued)
Varian Medical Systems, Inc. (a)	4,300	527,395

		3,006,747

Health Care Providers & Services—0.8%
Cigna Corp.	5,000	838,700
Express Scripts Holding Co. (a)	25,500	1,761,540
Fresenius SE & Co. KGaA	2,596	198,290
HCA Healthcare, Inc.	14,200	1,377,400
McKesson Corp.	7,300	1,028,351
Quest Diagnostics, Inc.	7,979	800,294
Triple-S Management Corp. - Class B (a)	2,900	75,806
UnitedHealth Group, Inc.	11,600	2,482,400
Universal Health Services, Inc. - Class B	2,600	307,866

		8,870,647

Health Care Technology—0.1%
AGFA-Gevaert NV (a)	26,049	100,880
Cerner Corp. (a)	10,000	580,000

		680,880

Hotels, Restaurants & Leisure—0.0%
Playtech plc	14,782	152,440

Household Durables—0.3%
Barratt Developments plc	72,427	539,494
Berkeley Group Holdings plc	8,668	461,342
Garmin, Ltd.	15,900	936,987
Haseko Corp.	28,800	444,173
JM AB	17,208	391,063
Leggett & Platt, Inc. (b)	14,100	625,476
Tupperware Brands Corp.	11,851	573,351

		3,971,886

Household Products—0.9%
Clorox Co. (The)	11,900	1,584,009
Colgate-Palmolive Co.	27,900	1,999,872
Energizer Holdings, Inc. (b)	9,100	542,178
Kimberly-Clark Corp.	20,400	2,246,652
Procter & Gamble Co. (The)	50,259	3,984,534

		10,357,245

Industrial Conglomerates—0.5%
3M Co.	11,000	2,414,720
Honeywell International, Inc.	11,100	1,604,061
Jardine Matheson Holdings, Ltd.	5,200	320,755
Smiths Group plc	48,114	1,023,173

		5,362,709

Insurance—1.3%
Aegon NV	28,089	189,686
Aflac, Inc.	40,600	1,776,656
Ageas	19,224	993,866
American Equity Investment Life Holding Co.	7,900	231,944
American National Insurance Co.	812	94,972

BHFTI-341

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Assured Guaranty, Ltd.	5,700	$206,340
Athene Holding, Ltd. - Class A (a)	15,600	745,836
AXA S.A.	51,514	1,371,403
Axis Capital Holdings, Ltd.	10,500	604,485
CNA Financial Corp.	5,200	256,620
Everest Re Group, Ltd.	3,126	802,819
Legal & General Group plc	562,367	2,037,129
Lincoln National Corp.	8,300	606,398
Mapfre S.A.	70,296	233,806
National Western Life Group, Inc. - Class A	700	213,416
NN Group NV	14,043	623,664
Principal Financial Group, Inc.	15,365	935,882
Prudential plc	22,442	1,369,647
Swiss Re AG	7,184	731,500
Third Point Reinsurance, Ltd. (a)	28,600	398,970
Universal Insurance Holdings, Inc.	4,159	132,672
Unum Group	23,100	1,099,791

		15,657,502

Internet & Direct Marketing Retail—0.4%
Amazon.com, Inc. (a)	3,200	4,631,488

Internet Software & Services—1.1%
Alphabet, Inc. - Class A (a)	4,000	4,148,560
Alphabet, Inc. - Class C (a)	4,160	4,292,247
carsales.com, Ltd.	15,213	158,929
eBay, Inc. (a)	27,500	1,106,600
Facebook, Inc. - Class A (a)	19,200	3,067,968
j2 Global, Inc.	4,300	339,356
Kakaku.com, Inc.	7,800	137,629
Mixi, Inc.	5,200	194,207

		13,445,496

IT Services—1.1%
Amdocs, Ltd.	10,703	714,104
Automatic Data Processing, Inc.	9,600	1,089,408
CGI Group, Inc. - Class A (a)	14,168	817,078
Cognizant Technology Solutions Corp. - Class A	23,400	1,883,700
Infosys, Ltd. (ADR) (b)	38,100	680,085
MasterCard, Inc. - Class A	6,800	1,191,088
Paychex, Inc.	20,700	1,274,913
SCSK Corp.	5,200	225,842
Visa, Inc. - Class A	34,200	4,091,004
Western Union Co. (The)	40,800	784,584

		12,751,806

Leisure Products—0.1%
Hasbro, Inc.	15,200	1,281,360

Life Sciences Tools & Services—0.1%
Charles River Laboratories International, Inc. (a)	2,800	298,872
Waters Corp. (a)	2,300	456,895

		755,767

Machinery—0.9%
Allison Transmission Holdings, Inc.	9,500	371,070
Atlas Copco AB - A Shares	43,991	1,905,756
Cummins, Inc.	8,200	1,329,138
Donaldson Co., Inc.	3,100	139,655
Dover Corp.	10,200	1,001,844
Fortive Corp.	8,100	627,912
Graco, Inc.	9,300	425,196
IDEX Corp.	2,429	346,157
Illinois Tool Works, Inc.	4,700	736,302
IMI plc	22,429	340,438
Kone Oyj - Class B	24,500	1,223,786
Kyokuto Kaihatsu Kogyo Co., Ltd.	3,000	44,442
Shinmaywa Industries, Ltd.	17,000	139,807
Snap-on, Inc. (b)	4,000	590,160
Spirax-Sarco Engineering plc	3,804	307,505
Toro Co. (The)	9,200	574,540
Yangzijiang Shipbuilding Holdings, Ltd.	357,600	332,979
Zardoya Otis S.A.	47,283	476,141

		10,912,828

Media—1.1%
AMC Networks, Inc. - Class A (a)	11,500	594,550
Comcast Corp. - Class A	16,600	567,222
CTS Eventim AG & Co. KGaA	8,330	390,874
Gannett Co., Inc.	18,487	184,500
Mediaset Espana Comunicacion S.A.	34,052	346,603
Metropole Television S.A.	12,456	320,928
Omnicom Group, Inc. (b)	18,400	1,337,128
ProSiebenSat.1 Media SE	21,641	750,594
Publicis Groupe S.A.	14,087	981,505
RTL Group S.A.	5,862	486,860
Sinclair Broadcast Group, Inc. - Class A	5,500	172,150
SKY Network Television, Ltd.	27,790	46,169
Toei Co., Ltd.	900	96,124
Viacom, Inc. - Class B	37,600	1,167,856
Walt Disney Co. (The)	32,600	3,274,344
WPP plc	101,964	1,620,616

		12,338,023

Metals & Mining—0.7%
Acacia Mining plc (b)	63,155	126,678
Alacer Gold Corp. (a) (b)	53,400	84,969
Anglo American plc	71,355	1,667,004
APERAM S.A.	1,936	92,642
Argonaut Gold, Inc. (a) (b)	45,200	86,306
BHP Billiton plc	58,928	1,162,417
BHP Billiton, Ltd.	8,345	184,594
Centamin plc	83,420	180,786
Centerra Gold, Inc. (a)	23,200	133,076
Eldorado Gold Corp. (a)	39,900	33,448
Ferrexpo plc	23,500	80,662
Fortescue Metals Group, Ltd.	93,344	312,432
Goldcorp, Inc.	22,700	313,450
Highland Gold Mining, Ltd.	5,802	12,483
OZ Minerals, Ltd.	19,500	135,374
Perseus Mining, Ltd. (a)	275,211	99,498

BHFTI-342

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Metals & Mining—(Continued)
Rio Tinto plc	29,457	$1,495,586
Rio Tinto, Ltd.	13,128	737,871
Tahoe Resources, Inc.	62,400	293,026
Teck Resources, Ltd. - Class B	6,400	164,825
Troy Resources, Ltd. (a)	2,277	157
Yamana Gold, Inc.	70,300	194,255
Yamato Kogyo Co., Ltd.	3,600	99,341

		7,690,880

Multiline Retail—0.3%
Kohl’s Corp. (b)	8,400	550,284
Macy’s, Inc.	22,000	654,280
Next plc	12,089	807,961
Target Corp.	17,300	1,201,139

		3,213,664

Oil, Gas & Consumable Fuels—2.1%
Antero Resources Corp. (a)	13,000	258,050
Athabasca Oil Corp. (a) (b)	111,300	102,804
Baytex Energy Corp. (a)	83,800	229,607
Birchcliff Energy, Ltd.	32,200	93,225
Bonavista Energy Corp.	107,900	98,826
Cairn Energy plc (a)	17,935	51,911
Cardinal Energy, Ltd. (b)	4,610	15,565
Cenovus Energy, Inc.	64,500	549,202
Chevron Corp.	13,681	1,560,181
China Petroleum & Chemical Corp. - Class H	374,000	331,617
Crescent Point Energy Corp.	32,800	223,020
Crew Energy, Inc. (a) (b)	59,300	86,993
Enagas S.A.	8,863	242,580
Eni S.p.A.	48,780	859,890
Exxon Mobil Corp.	61,300	4,573,593
Galp Energia SGPS S.A.	7,585	143,071
Gener8 Maritime, Inc. (a)	22,100	124,865
Gran Tierra Energy, Inc. (a) (b)	28,600	79,794
Husky Energy, Inc.	24,000	343,509
Imperial Oil, Ltd.	53,800	1,424,812
Inpex Corp.	50,900	635,233
International Seaways, Inc. (a)	12,500	220,000
Japan Petroleum Exploration Co., Ltd.	8,200	187,453
JXTG Holdings, Inc.	41,500	253,504
Marathon Oil Corp.	36,300	585,519
MEG Energy Corp. (a)	65,500	231,323
Murphy Oil Corp. (b)	13,400	346,256
NovaTek OAO (GDR)	2,404	329,348
Obsidian Energy, Ltd. (a)	82,900	83,006
OMV AG	11,141	649,643
Pengrowth Energy Corp. (a) (b)	124,100	79,950
Polski Koncern Naftowy ORLEN S.A.	10,861	267,429
QEP Resources, Inc. (a)	17,900	175,241
Renewable Energy Group, Inc. (a) (b)	8,200	104,960
Repsol S.A.	45,618	810,479
Royal Dutch Shell plc - A Shares	19,503	611,999
Royal Dutch Shell plc - B Shares	8,292	267,209
Santos, Ltd. (a)	59,168	232,526
Scorpio Tankers, Inc.	21,600	42,336

Oil, Gas & Consumable Fuels—(Continued)
SK Innovation Co., Ltd.	1,179	233,579
Snam S.p.A.	144,146	663,071
Surge Energy, Inc.	69,900	106,883
Tatneft PJSC (ADR)	7,655	491,681
Tethys Oil AB	6,434	51,833
Total Gabon	33	5,977
Total S.A.	52,014	2,956,145
Tourmaline Oil Corp.	11,100	188,252
United Tractors Tbk PT	47,700	111,306
Valero Energy Corp.	9,100	844,207
Whiting Petroleum Corp. (a) (b)	11,349	384,050
Woodside Petroleum, Ltd.	61,690	1,393,742

		24,937,255

Paper & Forest Products—0.1%
Norbord, Inc.	6,700	242,913
UPM-Kymmene Oyj	32,281	1,197,907
West Fraser Timber Co., Ltd.	3,700	245,862

		1,686,682

Personal Products—0.5%
Edgewell Personal Care Co. (a) (b)	9,100	444,262
Unilever NV	40,145	2,269,334
Unilever plc	42,038	2,335,914
USANA Health Sciences, Inc. (a)	5,000	429,500

		5,479,010

Pharmaceuticals—2.7%
Astellas Pharma, Inc.	127,000	1,950,299
Eli Lilly & Co.	34,100	2,638,317
GlaxoSmithKline plc	103,017	2,001,411
Indivior plc (a)	59,494	340,519
Jazz Pharmaceuticals plc (a)	4,900	739,851
Johnson & Johnson	42,100	5,395,115
Kaken Pharmaceutical Co., Ltd.	5,300	313,030
Mallinckrodt plc (a)	13,400	194,032
Merck & Co., Inc.	57,700	3,142,919
Mylan NV (a)	30,800	1,268,036
Novartis AG	39,619	3,205,258
Novo Nordisk A/S - Class B	4,942	243,168
Pfizer, Inc.	112,800	4,003,272
Recordati S.p.A.	11,037	408,979
Roche Holding AG	15,278	3,504,160
Sanofi	24,437	1,963,640
Taro Pharmaceutical Industries, Ltd. (a) (b)	126	12,441
Valeant Pharmaceuticals International, Inc. (a)	12,500	198,995

		31,523,442

Professional Services—0.3%
Dun & Bradstreet Corp. (The)	5,500	643,500
en-japan, Inc.	4,200	239,238
Intertek Group plc	9,704	635,175
RELX NV	57,601	1,194,991
Seek, Ltd.	17,813	256,315

		2,969,219

BHFTI-343

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Management & Development—0.2%
CK Asset Holdings, Ltd.	72,000	$609,272
Daiwa House Industry Co., Ltd.	14,100	542,711
Deutsche Euroshop AG	8,560	313,837
Sino Land Co., Ltd.	88,000	143,197
Sun Hung Kai Properties, Ltd.	8,000	127,439
Swire Pacific, Ltd. - Class A	28,500	289,170
Wharf Holdings, Ltd. (The)	52,000	180,139
Wharf Real Estate Investment Co., Ltd. (a)	52,000	340,426

		2,546,191

Road & Rail—0.4%
Canadian National Railway Co.	21,700	1,585,960
Central Japan Railway Co.	10,100	1,924,709
Norfolk Southern Corp.	12,800	1,737,984

		5,248,653

Semiconductors & Semiconductor Equipment—1.2%
Applied Materials, Inc.	22,000	1,223,420
Intel Corp.	81,200	4,228,896
KLA-Tencor Corp.	5,800	632,258
Lam Research Corp.	4,000	812,640
Maxim Integrated Products, Inc.	18,800	1,132,136
Melexis NV	1,270	126,640
Micron Technology, Inc. (a)	24,500	1,277,430
NVIDIA Corp.	2,600	602,134
QUALCOMM, Inc.	18,400	1,019,544
SK Hynix, Inc.	7,438	569,616
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	16,000	700,160
Texas Instruments, Inc.	3,900	405,054
Ulvac, Inc.	2,100	119,633
Xilinx, Inc.	14,500	1,047,480

		13,897,041

Software—1.3%
Adobe Systems, Inc. (a)	1,100	237,688
Check Point Software Technologies, Ltd. (a)	14,700	1,460,298
Intuit, Inc.	3,000	520,050
Microsoft Corp.	80,300	7,328,981
Nexon Co., Ltd. (a)	32,400	549,631
Oracle Corp.	69,400	3,175,050
SAP SE	17,169	1,796,668
VMware, Inc. - Class A (a) (b)	5,900	715,493

		15,783,859

Specialty Retail—0.7%
ABC-Mart, Inc.	7,600	499,716
AutoZone, Inc. (a)	1,700	1,102,773
Bed Bath & Beyond, Inc.	29,100	610,809
Buckle, Inc. (The) (b)	8,605	190,601
Cato Corp. (The) - Class A	3,700	54,538
Chico’s FAS, Inc.	45,100	407,704
Dick’s Sporting Goods, Inc.	4,931	172,831
DSW, Inc. - Class A	15,000	336,900
Foot Locker, Inc.	7,900	359,766
Gap, Inc. (The)	21,300	664,560

Specialty Retail—(Continued)
Home Depot, Inc. (The)	4,800	855,552
Lowe’s Cos., Inc.	11,700	1,026,675
Sally Beauty Holdings, Inc. (a) (b)	21,476	353,280
Signet Jewelers, Ltd.	10,900	419,868
Truworths International, Ltd. (b)	25,029	229,349
USS Co., Ltd.	9,700	198,746
Williams-Sonoma, Inc. (b)	7,200	379,872

		7,863,540

Technology Hardware, Storage & Peripherals—1.2%
Apple, Inc.	48,400	8,120,552
Catcher Technology Co., Ltd.	49,000	614,111
Hewlett Packard Enterprise Co.	34,900	612,146
HP, Inc.	84,300	1,847,856
Neopost S.A.	9,573	252,407
NetApp, Inc.	4,900	302,281
Samsung Electronics Co., Ltd.	285	664,152
Western Digital Corp.	12,600	1,162,602

		13,576,107

Textiles, Apparel & Luxury Goods—0.3%
Bijou Brigitte AG	106	5,965
Burberry Group plc	38,187	909,391
Carter’s, Inc.	3,500	364,350
Michael Kors Holdings, Ltd. (a)	5,100	316,608
Moncler S.p.A.	27,071	1,032,281
Pandora A/S (b)	7,556	819,052
Van de Velde NV	570	26,655

		3,474,302

Thrifts & Mortgage Finance—0.0%
Genworth MI Canada, Inc. (b)	17,400	553,732

Tobacco—0.7%
Altria Group, Inc.	24,100	1,501,912
British American Tobacco plc	31,568	1,832,559
Imperial Brands plc	36,532	1,244,952
KT&G Corp.	505	47,335
Philip Morris International, Inc.	28,800	2,862,720
Scandinavian Tobacco Group A/S	4,523	79,631
Swedish Match AB	10,869	494,119

		8,063,228

Trading Companies & Distributors—0.3%
ITOCHU Corp.	77,300	1,505,144
Kanamoto Co., Ltd.	2,400	81,228
Marubeni Corp.	32,300	235,184
Mitsubishi Corp.	21,900	589,107
Mitsui & Co., Ltd.	47,000	806,813
Sumitomo Corp.	19,300	323,205
Wakita & Co., Ltd.	17,200	190,707

		3,731,388

Transportation Infrastructure—0.0%
ASTM S.p.A.	7,020	177,342

BHFTI-344

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Transportation Infrastructure—(Continued)
Societa Iniziative Autostradali e Servizi S.p.A.	7,249	$135,411
TAV Havalimanlari Holding A/S	29,069	174,410

		487,163

Water Utilities—0.0%
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	16,700	176,853
Guangdong Investment, Ltd.	122,000	193,271

		370,124

Wireless Telecommunication Services—0.5%
China Mobile, Ltd.	27,500	251,613
KDDI Corp.	93,300	2,396,064
NTT DoCoMo, Inc.	85,700	2,181,881
SK Telecom Co., Ltd.	2,296	496,662
Vodacom Group, Ltd.	21,666	280,370

		5,606,590

Total Common Stocks (Cost $388,436,261)		407,021,885

Corporate Bonds & Notes—32.7%

Agriculture—0.7%
BAT Capital Corp.
3.222%, 08/15/24 (144A)	7,210,000	6,951,334
Bunge, Ltd. Finance Corp.
3.000%, 09/25/22	820,000	792,873

		7,744,207

Auto Manufacturers—0.2%
General Motors Financial Co., Inc.
4.375%, 09/25/21	2,150,000	2,209,963

Banks—10.9%
Banco Santander S.A.
3.125%, 02/23/23	3,600,000	3,488,815
Bank of America Corp.
3.004%, 3M LIBOR + 0.790%, 12/20/23 (144A) (c)	1,134,000	1,112,292
3.300%, 01/11/23	1,410,000	1,405,879
3.366%, 3M LIBOR + 0.810%, 01/23/26 (c)	2,730,000	2,655,736
3.705%, 3M LIBOR + 1.512%, 04/24/28 (c)	4,130,000	4,061,071
4.443%, 3M LIBOR + 1.990%, 01/20/48 (c)	2,010,000	2,098,339
Bank of Nova Scotia (The)
4.650%, 10/12/22	1,185,000	1,118,344
Banque Federative du Credit Mutuel S.A.
2.700%, 07/20/22 (144A)	3,159,000	3,076,924
Barclays Bank plc
5.140%, 10/14/20	940,000	970,744
10.179%, 06/12/21 (144A)	625,000	733,623
BB&T Corp.
2.695%, 3M LIBOR + 0.570%, 06/15/20 (c)	4,615,000	4,634,494
2.850%, 10/26/24	8,730,000	8,376,928
BNP Paribas S.A.
3.375%, 01/09/25 (144A)	885,000	856,050

Banks—(Continued)
BPCE S.A.
3.000%, 05/22/22 (144A)	3,465,000	3,393,746
Capital One Financial Corp.
3.050%, 03/09/22	3,330,000	3,265,637
3.200%, 02/05/25	970,000	930,345
Capital One N.A.
2.950%, 07/23/21	860,000	847,290
Citigroup, Inc.
3.300%, 04/27/25	2,775,000	2,693,744
3.887%, 3M LIBOR + 1.563%, 01/10/28 (c)	6,000,000	5,967,516
Cooperatieve Rabobank UA
3.875%, 02/08/22	700,000	713,765
11.000%, 3M LIBOR + 10.868%, 06/30/19 (144A) (c)	2,315,000	2,531,476
Credit Suisse Group AG
2.997%, 12/14/23 (144A)	3,315,000	3,213,894
3.574%, 01/09/23 (144A)	1,410,000	1,401,653
Danske Bank A/S
2.800%, 03/10/21 (144A)	3,275,000	3,233,428
Deutsche Bank AG
3.950%, 02/27/23	2,380,000	2,373,242
Discover Bank
3.200%, 08/09/21	1,000,000	987,535
Fifth Third Bank
2.882%, 3M LIBOR + 0.590%, 09/27/19 (c)	1,540,000	1,546,936
3.850%, 03/15/26	1,435,000	1,417,837
First Republic Bank
4.625%, 02/13/47	1,945,000	1,998,625
Goldman Sachs Group, Inc. (The)
2.875%, 02/25/21	194,000	192,016
2.905%, 3M LIBOR + 0.990%, 07/24/23 (c)	2,080,000	2,022,856
3.272%, 3M LIBOR + 1.201%, 09/29/25 (c)	1,355,000	1,304,392
3.625%, 01/22/23	3,440,000	3,451,879
3.750%, 05/22/25	570,000	564,228
5.250%, 07/27/21	1,460,000	1,546,335
5.750%, 01/24/22	2,000,000	2,164,111
HSBC Holdings plc
2.650%, 01/05/22	1,885,000	1,832,762
4.875%, 01/14/22	1,555,000	1,634,292
ING Bank NV
2.750%, 03/22/21 (144A)	400,000	395,161
ING Groep NV
3.150%, 03/29/22 (b)	670,000	660,926
JPMorgan Chase & Co.
2.972%, 01/15/23	875,000	858,258
M&T Bank Corp.
5.125%, 3M LIBOR + 3.520%, 11/01/26 (c)	1,799,000	1,794,502
Manufacturers & Traders Trust Co.
3.400%, 08/17/27	3,771,000	3,666,042
Morgan Stanley
3.750%, 02/25/23	1,140,000	1,152,075
3.875%, 01/27/26	6,102,000	6,096,696
4.000%, 07/23/25	785,000	792,309
PNC Bank N.A.
2.950%, 02/23/25	2,425,000	2,328,760
3.100%, 10/25/27	4,100,000	3,909,687
3.250%, 06/01/25	1,290,000	1,262,382

BHFTI-345

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Regions Bank
2.750%, 04/01/21	3,365,000	$3,323,769
Royal Bank of Scotland Group plc
3.875%, 09/12/23	2,415,000	2,384,959
Standard Chartered plc
3.885%, 3M LIBOR + 1.08%, 03/15/24 (144A) (c)	5,165,000	5,131,272
SunTrust Banks, Inc.
2.700%, 01/27/22	1,690,000	1,652,797
UBS Group Funding Switzerland AG
3.491%, 05/23/23 (144A)	961,000	949,435
4.125%, 09/24/25 (144A)	3,210,000	3,227,825
Wells Fargo & Co.
3.000%, 10/23/26	1,970,000	1,844,817

		127,250,451

Beverages—0.2%
Anheuser-Busch InBev Worldwide, Inc.
3.052%, 3M LIBOR + 0.740%, 01/12/24 (c)	925,000	930,439
4.375%, 04/15/38	1,390,000	1,418,172

		2,348,611

Biotechnology—0.2%
Amgen, Inc.
2.650%, 05/11/22	310,000	302,474
3.875%, 11/15/21	955,000	975,906
5.750%, 03/15/40	605,000	726,513

		2,004,893

Building Materials—0.5%
Boral Finance Pty, Ltd.
3.000%, 11/01/22 (144A)	3,495,000	3,413,721
Johnson Controls International plc
3.750%, 12/01/21	660,000	670,789
4.500%, 02/15/47	215,000	217,965
Martin Marietta Materials, Inc.
2.702%, 3M LIBOR + 0.500%, 12/20/19 (c)	1,500,000	1,502,288

		5,804,763

Chemicals—0.5%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P.
2.450%, 05/01/20 (144A)	500,000	495,453
Mosaic Co. (The)
3.250%, 11/15/22	705,000	690,242
Sherwin-Williams Co. (The)
3.450%, 06/01/27	4,505,000	4,308,778

		5,494,473

Commercial Services—0.1%
Moody’s Corp.
2.750%, 12/15/21	1,240,000	1,217,485

Computers—0.3%
Hewlett Packard Enterprise Co.
3.600%, 10/15/20	3,985,000	4,021,867

Diversified Financial Services—0.2%
Capital One Bank USA N.A.
3.375%, 02/15/23	1,225,000	1,193,763
High Street Funding Trust II
4.682%, 02/15/48 (144A)	825,000	852,473

		2,046,236

Electric—1.0%
Berkshire Hathaway Energy Co.
6.500%, 09/15/37	345,000	455,000
Duke Energy Carolinas LLC
4.300%, 06/15/20	540,000	554,530
Duke Energy Florida LLC
6.400%, 06/15/38	1,925,000	2,559,434
Duke Energy Ohio, Inc.
3.700%, 06/15/46	660,000	631,570
Electricite de France S.A.
6.500%, 01/26/19 (144A)	180,000	185,018
PPL Electric Utilities Corp.
4.750%, 07/15/43	625,000	710,547
Public Service Co. of Colorado
4.750%, 08/15/41	1,065,000	1,180,839
Sempra Energy
3.400%, 02/01/28	1,375,000	1,318,986
3.800%, 02/01/38	2,370,000	2,224,165
Southern California Edison Co.
4.500%, 09/01/40	1,025,000	1,092,757
5.500%, 03/15/40	335,000	406,713

		11,319,559

Electrical Components & Equipment—0.1%
Hubbell, Inc.
3.500%, 02/15/28	1,190,000	1,161,868

Electronics—0.2%
Amphenol Corp.
3.200%, 04/01/24	1,001,000	974,057
Fortive Corp.
2.350%, 06/15/21	870,000	845,807
Keysight Technologies, Inc.
4.600%, 04/06/27	990,000	1,019,480

		2,839,344

Food—0.5%
Campbell Soup Co.
3.650%, 03/15/23	1,765,000	1,766,292
Kroger Co. (The)
4.450%, 02/01/47	2,160,000	2,042,173
5.000%, 04/15/42	260,000	262,711
5.150%, 08/01/43	740,000	759,513

BHFTI-346

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Food—(Continued)
Tyson Foods, Inc.
3.550%, 06/02/27	1,721,000	$1,656,327

		6,487,016

Gas—0.0%
NiSource, Inc.
4.800%, 02/15/44	230,000	243,800

Healthcare-Products—0.6%
Abbott Laboratories
4.750%, 11/30/36	3,180,000	3,431,655
Becton Dickinson and Co.
3.363%, 06/06/24	3,890,000	3,744,120

		7,175,775

Healthcare-Services—0.3%
Aetna, Inc.
2.800%, 06/15/23	738,000	709,105
UnitedHealth Group, Inc.
1.700%, 02/15/19	2,435,000	2,415,746

		3,124,851

Housewares—0.5%
Newell Brands, Inc.
3.850%, 04/01/23	2,461,000	2,456,210
4.200%, 04/01/26 (b)	3,114,000	3,082,908

		5,539,118

Insurance—1.6%
Aflac, Inc.
4.000%, 10/15/46	930,000	906,789
Allstate Corp. (The)
2.732%, 3M LIBOR + 0.430%, 03/29/21 (c)	515,000	515,728
Berkshire Hathaway Finance Corp.
4.400%, 05/15/42	425,000	451,377
Hartford Financial Services Group, Inc. (The)
6.625%, 03/30/40	945,000	1,221,258
Liberty Mutual Group, Inc.
5.000%, 06/01/21 (144A)	120,000	126,173
Manulife Financial Corp.
4.061%, 5Y USD Swap + 1.647%, 02/24/32 (c)	970,000	947,162
Markel Corp.
3.500%, 11/01/27	1,500,000	1,431,292
Metropolitan Life Global Funding I
2.650%, 04/08/22 (144A)	1,455,000	1,427,539
Progressive Corp. (The)
5.375%, 3M LIBOR + 2.539%, 03/15/23 (c)	2,965,000	2,998,356
Prudential Financial, Inc.
4.500%, 09/15/47 (b)	6,914,000	6,589,042
Swiss Re Treasury U.S. Corp.
4.250%, 12/06/42 (144A)	415,000	424,290
Voya Financial, Inc.
4.700%, 3M LIBOR + 2.084%, 01/23/48 (144A) (c)	2,340,000	2,129,843

		19,168,849

Internet—0.2%
Amazon.com, Inc.
2.800%, 08/22/24 (144A)	2,700,000	2,619,821

Machinery-Diversified—0.1%
Roper Technologies, Inc.
2.800%, 12/15/21	705,000	693,512

Media—0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
4.908%, 07/23/25	1,605,000	1,640,159
Comcast Corp.
2.350%, 01/15/27	765,000	686,823
COX Communications, Inc.
3.150%, 08/15/24 (144A)	2,810,000	2,694,836
4.600%, 08/15/47 (144A)	2,190,000	2,095,392

		7,117,210

Mining—0.7%
Anglo American Capital plc
4.500%, 03/15/28 (144A)	1,735,000	1,731,215
Barrick North America Finance LLC
5.750%, 05/01/43	2,995,000	3,487,581
BHP Billiton Finance USA, Ltd.
5.000%, 09/30/43	585,000	675,792
Glencore Funding LLC
4.125%, 05/30/23 (144A)	2,060,000	2,073,431

		7,968,019

Miscellaneous Manufacturing—0.4%
General Electric Co.
5.000%, 3M LIBOR + 3.330%, 01/21/21 (b) (c)	820,000	811,800
Hexcel Corp.
3.950%, 02/15/27	1,382,000	1,371,944
Ingersoll-Rand Global Holding Co., Ltd.
2.900%, 02/21/21	1,505,000	1,501,202
Siemens Financieringsmaatschappij NV
2.700%, 03/16/22 (144A)	1,530,000	1,505,217

		5,190,163

Multi-National—0.1%
FMS Wertmanagement AoeR
1.625%, 11/20/18	1,215,000	1,209,480

Oil & Gas—2.8%
Anadarko Petroleum Corp.
3.450%, 07/15/24	1,000,000	970,841
4.850%, 03/15/21	485,000	504,030
5.550%, 03/15/26	2,014,000	2,198,580
Andeavor
3.800%, 04/01/28	1,065,000	1,015,939
4.500%, 04/01/48	1,245,000	1,164,699
Canadian Natural Resources, Ltd.
3.850%, 06/01/27	3,200,000	3,129,215

BHFTI-347

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Cenovus Energy, Inc.
4.250%, 04/15/27 (b)	1,637,000	$1,595,656
5.400%, 06/15/47 (b)	2,290,000	2,304,979
Concho Resources, Inc.
3.750%, 10/01/27	2,515,000	2,459,140
Devon Energy Corp.
3.250%, 05/15/22	2,510,000	2,479,717
5.000%, 06/15/45	1,000,000	1,062,828
5.850%, 12/15/25	1,120,000	1,272,108
EQT Corp.
3.900%, 10/01/27	6,860,000	6,562,631
Marathon Petroleum Corp.
5.125%, 03/01/21	830,000	876,301
Nabors Industries, Inc.
5.500%, 01/15/23 (b)	905,000	884,737
Noble Energy, Inc.
3.850%, 01/15/28 (b)	1,255,000	1,233,961
5.050%, 11/15/44	1,030,000	1,076,641
6.000%, 03/01/41	350,000	400,725
Valero Energy Corp.
6.625%, 06/15/37	905,000	1,142,675
9.375%, 03/15/19	343,000	363,668

		32,699,071

Packaging & Containers—0.1%
Packaging Corp. of America
2.450%, 12/15/20	1,020,000	1,003,886

Pharmaceuticals—1.5%
AbbVie, Inc.
2.900%, 11/06/22	2,000,000	1,953,640
AmerisourceBergen Corp.
4.250%, 03/01/45	560,000	526,122
Cardinal Health, Inc.
3.079%, 06/15/24	950,000	906,316
CVS Health Corp.
3.875%, 07/20/25	1,189,000	1,178,677
5.050%, 03/25/48	2,670,000	2,808,271
EMD Finance LLC
2.400%, 03/19/20 (144A)	1,422,000	1,406,528
2.950%, 03/19/22 (144A)	1,168,000	1,150,188
Mylan, Inc.
4.550%, 04/15/28 (144A)	2,025,000	2,028,293
Shire Acquisitions Investments Ireland DAC
2.400%, 09/23/21	3,910,000	3,775,191
Teva Pharmaceutical Finance Netherlands B.V.
2.200%, 07/21/21	1,765,000	1,589,386

		17,322,612

Pipelines—1.9%
Enbridge, Inc.
6.000%, 3M LIBOR + 3.890%, 01/15/77 (c)	3,045,000	2,999,325
Energy Transfer Partners L.P.
4.050%, 03/15/25	2,257,000	2,213,551
5.150%, 02/01/43	1,200,000	1,095,803

Pipelines—(Continued)
Enterprise Products Operating LLC
5.375%, 3M LIBOR + 2.57%, 02/15/78 (c)	1,565,000	1,498,923
Fermaca Enterprises S de RL de C.V.
6.375%, 03/30/38 (144A)	439,367	473,418
MPLX L.P.
4.500%, 04/15/38	4,835,000	4,773,733
ONEOK Partners L.P.
3.375%, 10/01/22	857,000	843,530
8.625%, 03/01/19	145,000	152,221
Sabine Pass Liquefaction LLC
4.200%, 03/15/28	4,000,000	3,941,824
5.625%, 03/01/25	820,000	882,191
Williams Partners L.P.
4.000%, 09/15/25	2,605,000	2,563,099
4.850%, 03/01/48	715,000	707,762
5.400%, 03/04/44	555,000	581,426

		22,726,806

Real Estate Investment Trusts—2.2%
Alexandria Real Estate Equities, Inc.
4.500%, 07/30/29	540,000	547,340
American Campus Communities Operating Partnership L.P.
3.750%, 04/15/23	444,000	443,899
American Tower Corp.
3.375%, 10/15/26	6,435,000	6,021,161
Boston Properties L.P.
3.200%, 01/15/25	1,853,000	1,788,714
CBL & Associates L.P.
4.600%, 10/15/24	822,000	674,266
5.950%, 12/15/26 (b)	367,000	308,827
Crown Castle International Corp.
3.200%, 09/01/24	2,235,000	2,142,901
3.700%, 06/15/26	2,555,000	2,458,824
Digital Realty Trust L.P.
3.700%, 08/15/27	5,345,000	5,150,626
Duke Realty L.P.
3.375%, 12/15/27	1,095,000	1,043,285
Ventas Realty L.P.
3.125%, 06/15/23	1,865,000	1,826,977
3.500%, 02/01/25	1,740,000	1,694,245
Vornado Realty L.P.
3.500%, 01/15/25	2,095,000	2,017,099

		26,118,164

Retail—0.5%
Home Depot, Inc. (The)
4.250%, 04/01/46	350,000	366,034
4.400%, 04/01/21	700,000	727,369
5.950%, 04/01/41	990,000	1,266,865
McDonald’s Corp.
3.500%, 07/15/20	466,000	473,189
Target Corp.
2.500%, 04/15/26 (b)	1,675,000	1,556,315
Walmart, Inc.
3.625%, 12/15/47	964,000	943,185

		5,332,957

BHFTI-348

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Shares/ Principal Amount*	Value

Semiconductors—0.4%
Analog Devices, Inc.
2.950%, 01/12/21	2,580,000	$2,571,481
3.125%, 12/05/23	2,355,000	2,306,404

		4,877,885

Software—0.2%
Microsoft Corp.
4.100%, 02/06/37	2,505,000	2,656,257

Telecommunications—2.2%
AT&T, Inc.
4.300%, 02/15/30 (144A)	1,990,000	1,978,633
4.500%, 03/09/48	1,075,000	999,142
4.900%, 08/14/37 (b)	4,235,000	4,258,913
5.150%, 03/15/42	2,258,000	2,326,337
Deutsche Telekom International Finance B.V.
2.628%, 3M LIBOR + 0.450%, 09/19/19 (144A) (c)	1,915,000	1,917,777
Motorola Solutions, Inc.
4.600%, 02/23/28	4,035,000	4,061,602
Telefonica Emisiones S.A.U.
4.665%, 03/06/38	250,000	252,878
5.213%, 03/08/47	1,770,000	1,881,110
Verizon Communications, Inc.
3.376%, 02/15/25	3,151,000	3,097,165
4.272%, 01/15/36	5,250,000	5,025,637

		25,799,194

Transportation—0.2%
Kansas City Southern de Mexico S.A. de C.V.
3.000%, 05/15/23	470,000	455,669
Norfolk Southern Corp.
3.150%, 06/01/27	1,000,000	952,176
Union Pacific Corp.
3.646%, 02/15/24	360,000	367,493
3.799%, 10/01/51	835,000	796,133

		2,571,471

Total Corporate Bonds & Notes (Cost $389,313,750)		383,109,637

Mutual Fund—2.1%

Investment Company Security—2.1%
iShares Core S&P 500 ETF (b) (Cost $16,173,351)	92,287	24,490,201

U.S. Treasury & Government Agencies—1.2%

U.S. Treasury—1.2%
U.S. Treasury Inflation Indexed Notes
0.625%, 01/15/26 (d)	12,461,525	12,459,677

U.S. Treasury—(Continued)
U.S. Treasury Notes
2.250%, 11/15/27 (b)	1,645,000	1,575,730

Total U.S. Treasury & Government Agencies (Cost $14,195,620)		14,035,407

Mortgage-Backed Securities—0.7%

Collateralized Mortgage Obligations—0.5%
Flagstar Mortgage Trust
3.500%, 10/25/47 (144A) (c)	3,184,843	3,179,368
JP Morgan Mortgage Trust
3.500%, 11/25/48 (144A) (c)	3,422,104	3,422,638

		6,602,006

Commercial Mortgage-Backed Securities—0.2%
Worldwide Plaza Trust
3.526%, 11/10/36 (144A)	2,145,000	2,142,948

Total Mortgage-Backed Securities (Cost $8,929,821)		8,744,954

Asset-Backed Securities—0.7%

Asset-Backed - Other—0.7%
Towd Point Mortgage Trust
2.750%, 10/25/56 (144A) (c)	2,774,715	2,743,547
2.750%, 10/25/57 (144A) (c)	5,014,887	4,941,725

Total Asset-Backed Securities (Cost $7,819,806)		7,685,272

Preferred Stock—0.0%

Auto Components—0.0%
Schaeffler AG (Cost $574,175)	36,450	562,838

Short-Term Investment—24.8%

Repurchase Agreement—24.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/18 at 0.600%, due on 04/02/18 with a maturity value of $290,539,359; collateralized by a U.S. Treasury Note at 1.875%, maturing 02/28/22, with a market value of $296,335,249.	290,519,991	290,519,991

Total Short-Term Investments (Cost $290,519,991)		290,519,991

BHFTI-349

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (e)—3.2%

Security Description	Principal Amount*	Value

Certificates of Deposit—2.0%
Bank of Nova Scotia
2.482%, 3M LIBOR + 0.280%, 03/20/19 (c)	1,000,000	$999,564
Barclays Capital, plc
1.956%, 1M LIBOR + 0.270%, 08/03/18 (c)	2,000,000	1,999,852
BNP Paribas New York
1.886%, 1M LIBOR + 0.200%, 05/04/18 (c)	1,000,000	1,000,024
China Construction Bank
1.950%, 04/20/18	1,000,000	999,896
Citigroup Global Markets, Ltd.
2.070%, 1M LIBOR + 0.330%, 09/12/18 (c)	1,000,000	999,825
Cooperative Rabobank UA
1.860%, 3M LIBOR + 0.140%, 10/16/18 (c)	1,750,000	1,750,000
Credit Suisse AG New York
1.976%, 1M LIBOR + 0.190%, 04/16/18 (c)	2,000,000	1,999,916
Mitsubishi UFJ Trust and Banking Corp.
1.886%, 1M LIBOR + 0.200%, 06/07/18 (c)	1,500,000	1,499,673
2.077%, 1M LIBOR + 0.200%, 05/30/18 (c)	1,000,000	999,834
Mizuho Bank, Ltd., New York
2.008%, 1M LIBOR + 0.200%, 04/18/18 (c)	1,500,000	1,499,979
Natixis New York
2.220%, 06/11/18	500,000	500,083
Norinchukin Bank New York
1.670%, 1M LIBOR + 0.300%, 09/04/18 (c)	1,000,000	999,394
Societe Generale
1.950%, 1M LIBOR + 0.210%, 07/10/18 (c)	500,000	499,958
Standard Chartered plc
2.250%, 08/21/18	1,000,000	999,580
Sumitomo Mitsui Banking Corp., London
2.071%, 1M LIBOR + 0.230%, 05/21/18 (c)	1,000,000	1,000,000
Sumitomo Mitsui Banking Corp., New York
1.920%, 1M LIBOR + 0.180%, 04/11/18 (c)	1,500,000	1,499,946
Wells Fargo Bank N.A.
1.835%, 3M LIBOR + 0.130%, 07/11/18 (c)	3,000,000	2,999,955
Westpac Banking Corp.
2.130%, FEDEFF PRV + 0.450%, 02/15/19 (c)	1,000,000	999,911

		23,247,390

Commercial Paper—0.7%
Canadian Imperial Bank of Commerce
2.208%, 1M LIBOR + 0.400%, 09/17/18 (c)	500,000	499,955
Danske Corp.
2.080%, 06/04/18	1,491,680	1,494,326
Industrial & Commercial Bank of China, Ltd.
1.960%, 04/20/18	996,788	998,924
LMA S.A. & LMA Americas
2.150%, 06/01/18	1,491,848	1,494,343
Macquarie Bank, Ltd., London
2.020%, 05/16/18	995,006	997,469
Oversea-Chinese Banking Corp., Ltd.
2.150%, 06/08/18	994,506	995,958
UBS AG
1.880%, 1M LIBOR + 0.210%, 05/02/18 (c)	1,500,000	1,499,784

		7,980,759

Repurchase Agreements—0.5%
Citigroup Global Markets, Inc. Repurchase Agreement dated 01/25/17 at 2.230%, due on 06/29/18 with a maturity value of $51,611; collateralized by various Common Stock with an aggregate market value of $55,000.	50,000	50,000
Deutsche Bank AG, London
Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $100,020; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.125%, maturity dates ranging from 04/14/22 - 08/07/23, and an aggregate market value of $102,001.	100,000	100,000
Repurchase Agreement dated 01/09/18 at 2.070%, due on 04/02/18 with a maturity value of $100,477; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $111,071.	100,000	100,000
Repurchase Agreement dated 09/12/17 at 2.210%, due on 07/02/18 with a maturity value of $2,544,967; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $2,776,780.	2,500,000	2,500,000
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $215,221; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $219,484.	215,180	215,180
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.230%, due on 06/29/18 with a maturity value of $311,354; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 8.875%, maturity dates ranging from 01/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $324,595.	300,000	300,000
Morgan Stanley & Co. LLC Repurchase Agreement dated 03/20/18 at 2.330%, due on 06/20/18 with a maturity value of $502,977; collateralized by various Common Stock with an aggregate market value of $550,177.	500,000	500,000
Societe Generale
Repurchase Agreement dated 03/08/18 at 1.820%, due on 04/02/18 with a maturity value of $1,001,264; collateralized by various Common Stock with an aggregate market value of $1,111,724.	1,000,000	1,000,000
Repurchase Agreement dated 03/16/18 at 1.820%, due on 04/02/18 with a maturity value of $600,516; collateralized by various Common Stock with an aggregate market value of $667,034.	600,000	600,000

		5,365,180

Total Securities Lending Reinvestments (Cost $36,596,895)		36,593,329

Total Investments—100.1% (Cost $1,152,559,670)		1,172,763,514
Other assets and liabilities (net)—(0.1)%		(1,219,929)

Net Assets—100.0%		$1,171,543,585

BHFTI-350

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $34,146,158 and the collateral received consisted of cash in the amount of $36,585,007. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	Principal amount of security is adjusted for inflation.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2018, the market value of 144A securities was $83,367,598, which is 7.1% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	13,614,000	MSIP	04/26/18	USD	10,525,201	$(68,978)
CAD	12,494,000	UBSA	04/26/18	USD	9,720,612	(18,353)
CHF	196,095	JPMC	04/04/18	USD	205,033	88
CHF	367,795	JPMC	04/04/18	USD	384,558	165
CHF	2,910,000	UBSA	04/26/18	USD	3,077,766	(28,377)
EUR	486,105	JPMC	04/04/18	USD	597,739	389
GBP	411,084	JPMC	04/04/18	USD	577,819	(1,068)
IDR	334,703,000,000	UBSA	04/26/18	USD	24,299,623	(32,058)
JPY	6,605,089,000	UBSA	04/26/18	USD	62,965,877	(810,324)

Contracts to Deliver
CHF	44,266	JPMC	04/04/18	USD	46,292	(12)
EUR	19,174	JPMC	04/04/18	USD	23,578	(15)
EUR	7,006,000	JPMC	04/26/18	USD	8,668,853	34,849
GBP	21,405,000	MSIP	04/26/18	USD	30,332,490	273,225
MXN	455,900,000	UBSA	04/26/18	USD	24,170,289	(818,659)
TRY	1,742,900	JPMC	04/26/18	USD	438,291	(293)
ZAR	9,643,100	MSIP	04/26/18	USD	800,451	(11,528)

Cross Currency Contracts to Buy
AUD	61,321,702	MSIP	04/26/18	NZD	65,359,000	(134,529)
EUR	24,575,623	JPMC	04/26/18	PLN	104,452,000	(236,064)
JPY	1,713,605,000	MSIP	04/26/18	EUR	13,204,104	(146,925)
NZD	65,359,000	JPMC	04/26/18	AUD	61,639,663	(109,681)

Net Unrealized Depreciation						$(2,108,148)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	06/15/18	392	AUD	50,809,825	$258,510
Euro Stoxx 50 Index Futures	06/15/18	1,350	EUR	44,293,500	(931,931)
FTSE 100 Index Futures	06/15/18	72	GBP	5,035,320	(128,912)
MSCI Emerging Markets Index Mini Futures	06/15/18	294	USD	17,460,660	(181,648)
Russell 2000 Index Mini Futures	06/15/18	459	USD	35,141,040	(935,386)

BHFTI-351

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini Futures	06/15/18	825	USD	109,023,750	$(3,908,876)
S&P Financial Select Sector Index E-Mini Futures	06/15/18	486	USD	41,316,075	(1,771,972)
TOPIX Index Futures	06/07/18	192	JPY	3,276,480,000	(3,478)
U.S. Treasury Long Bond Futures	06/20/18	269	USD	39,442,125	1,183,714
U.S. Treasury Note 10 Year Futures	06/20/18	199	USD	24,106,984	173,763
U.S. Treasury Note 2 Year Futures	06/29/18	122	USD	25,938,344	12,921
U.S. Treasury Ultra Long Bond Futures	06/20/18	3	USD	481,406	20,028

Futures Contracts—Short
Canada Government Bond 10 Year Futures	06/20/18	(396)	CAD	(52,774,920)	(231,493)
TOPIX Index Futures	06/07/18	(14)	JPY	(238,910,000)	(22,953)
U.S. Treasury Note 10 Year Futures	06/20/18	(392)	USD	(47,487,125)	(372,813)
U.S. Treasury Note 5 Year Futures	06/29/18	(113)	USD	(12,934,086)	(60,603)

Net Unrealized Depreciation					$(6,901,129)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Depreciation
Pay	3M LIBOR	Quarterly	2.855%	Quarterly	01/23/28	USD	364,000,000	$3,025,932	$21,754,012	$(18,728,080)

Glossary of Abbreviations

Counterparties

(JPMC)—	JPMorgan Chase Bank N.A.
(MSIP)—	Morgan Stanley & Co. International plc
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NZD)—	New Zealand Dollar
(PLN)—	Polish Zloty
(TRY)—	Turkish Lira
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust
(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund
(GDR)—	Global Depositary Receipt

BHFTI-352

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$1,410,474	$864,493	$—	$2,274,967
Air Freight & Logistics	—	397,126	—	397,126
Airlines	359,664	385,272	—	744,936
Auto Components	4,318,169	4,169,553	—	8,487,722
Automobiles	923,074	2,120,275	—	3,043,349
Banks	14,866,112	16,405,356	—	31,271,468
Beverages	665,815	2,150,477	—	2,816,292
Biotechnology	11,311,074	—	—	11,311,074
Building Products	597,030	515,537	—	1,112,567
Capital Markets	7,932,443	7,296,048	—	15,228,491
Chemicals	810,303	7,723,512	—	8,533,815
Commercial Services & Supplies	2,615,077	782,770	—	3,397,847
Communications Equipment	2,683,652	—	—	2,683,652
Construction & Engineering	—	1,941,849	—	1,941,849
Construction Materials	—	238,213	—	238,213
Consumer Finance	5,857,392	69,081	—	5,926,473
Distributors	—	137,431	—	137,431
Diversified Consumer Services	559,020	—	—	559,020
Diversified Financial Services	817,868	906,490	—	1,724,358
Diversified Telecommunication Services	3,754,557	8,176,357	—	11,930,914
Electric Utilities	366,053	1,096,297	—	1,462,350
Electrical Equipment	3,540,671	3,025,185	—	6,565,856
Electronic Equipment, Instruments & Components	685,206	581,798	—	1,267,004
Energy Equipment & Services	2,359,621	528,494	—	2,888,115
Equity Real Estate Investment Trusts	1,733,820	166,277	—	1,900,097
Food & Staples Retailing	2,825,069	—	—	2,825,069
Food Products	7,660,396	5,812,540	—	13,472,936
Health Care Equipment & Supplies	901,581	2,105,166	—	3,006,747
Health Care Providers & Services	8,672,357	198,290	—	8,870,647
Health Care Technology	580,000	100,880	—	680,880
Hotels, Restaurants & Leisure	—	152,440	—	152,440
Household Durables	2,135,814	1,836,072	—	3,971,886
Household Products	10,357,245	—	—	10,357,245
Industrial Conglomerates	4,018,781	1,343,928	—	5,362,709
Insurance	8,106,801	7,550,701	—	15,657,502
Internet & Direct Marketing Retail	4,631,488	—	—	4,631,488
Internet Software & Services	12,954,731	490,765	—	13,445,496
IT Services	12,525,964	225,842	—	12,751,806
Leisure Products	1,281,360	—	—	1,281,360
Life Sciences Tools & Services	755,767	—	—	755,767

BHFTI-353

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Machinery	$6,141,974	$4,770,854	$—	$10,912,828
Media	7,297,750	5,040,273	—	12,338,023
Metals & Mining	1,303,355	6,387,525	—	7,690,880
Multiline Retail	2,405,703	807,961	—	3,213,664
Oil, Gas & Consumable Fuels	13,977,058	10,960,197	—	24,937,255
Paper & Forest Products	488,775	1,197,907	—	1,686,682
Personal Products	873,762	4,605,248	—	5,479,010
Pharmaceuticals	17,592,978	13,930,464	—	31,523,442
Professional Services	643,500	2,325,719	—	2,969,219
Real Estate Management & Development	—	2,546,191	—	2,546,191
Road & Rail	3,323,944	1,924,709	—	5,248,653
Semiconductors & Semiconductor Equipment	13,081,152	815,889	—	13,897,041
Software	13,437,560	2,346,299	—	15,783,859
Specialty Retail	6,935,729	927,811	—	7,863,540
Technology Hardware, Storage & Peripherals	12,045,437	1,530,670	—	13,576,107
Textiles, Apparel & Luxury Goods	680,958	2,793,344	—	3,474,302
Thrifts & Mortgage Finance	553,732	—	—	553,732
Tobacco	4,364,632	3,698,596	—	8,063,228
Trading Companies & Distributors	—	3,731,388	—	3,731,388
Transportation Infrastructure	—	487,163	—	487,163
Water Utilities	176,853	193,271	—	370,124
Wireless Telecommunication Services	—	5,606,590	—	5,606,590
Total Common Stocks	250,899,301	156,122,584	—	407,021,885
Total Corporate Bonds & Notes*	—	383,109,637	—	383,109,637
Total Mutual Fund*	24,490,201	—	—	24,490,201
Total U.S. Treasury & Government Agencies*	—	14,035,407	—	14,035,407
Total Mortgage-Backed Securities*	—	8,744,954	—	8,744,954
Total Asset-Backed Securities*	—	7,685,272	—	7,685,272
Total Preferred Stock*	—	562,838	—	562,838
Total Short-Term Investment*	—	290,519,991	—	290,519,991
Total Securities Lending Reinvestments*	—	36,593,329	—	36,593,329
Total Investments	$275,389,502	$897,374,012	$—	$1,172,763,514

Collateral for Securities Loaned (Liability)	$—	$(36,585,007)	$—	$(36,585,007)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$308,716	$—	$308,716
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(2,416,864)	—	(2,416,864)
Total Forward Contracts	$—	$(2,108,148)	$—	$(2,108,148)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,648,936	$—	$—	$1,648,936
Futures Contracts (Unrealized Depreciation)	(8,550,065)	—	—	(8,550,065)
Total Futures Contracts	$(6,901,129)	$—	$—	$(6,901,129)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(18,728,080)	$—	$(18,728,080)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Transfers from Level 1 to Level 2 in the amount of $424,379 were due to the application of a systematic fair valuation model factor.

BHFTI-354

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio II

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—34.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.2%
General Dynamics Corp.	7,400	$1,634,660
Raytheon Co.	500	107,910
Triumph Group, Inc.	5,000	126,000
Ultra Electronics Holdings plc	4,849	94,182

		1,962,752

Air Freight & Logistics—0.0%
Royal Mail plc	40,960	311,043

Airlines—0.0%
Deutsche Lufthansa AG	4,463	142,564
JetBlue Airways Corp. (a)	13,500	274,320

		416,884

Auto Components—0.7%
BorgWarner, Inc.	10,500	527,415
Bridgestone Corp.	15,900	698,054
Cie Generale des Etablissements Michelin	2,127	314,400
Continental AG	1,716	474,002
Delphi Technologies plc	4,000	190,600
Gentex Corp.	21,800	501,836
Keihin Corp.	6,700	137,974
LCI Industries	700	72,905
Lear Corp.	4,400	818,796
Linamar Corp.	2,600	142,033
Magna International, Inc.	17,600	991,370
NHK Spring Co., Ltd.	19,700	211,700
NOK Corp.	7,100	139,197
Nokian Renkaat Oyj	12,421	564,985
Stanley Electric Co., Ltd.	6,900	260,153
Toyota Boshoku Corp.	9,100	189,052
Xinyi Glass Holdings, Ltd.	304,000	463,876

		6,698,348

Automobiles—0.3%
Ford Motor Co.	49,000	542,920
Isuzu Motors, Ltd.	8,900	136,633
Subaru Corp.	24,200	800,983
Suzuki Motor Corp.	12,800	694,850
Thor Industries, Inc.	1,400	161,238

		2,336,624

Banks—2.5%
Aozora Bank, Ltd.	8,900	356,507
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand (ADR)	41,800	299,706
Bank Hapoalim B.M.	47,300	325,210
Bank Leumi Le-Israel B.M.	72	435
Bank of America Corp.	90,300	2,708,097
Bank of China, Ltd. - Class H	936,000	508,703
Bank of Ireland Group plc (a)	33,503	293,657
Barclays Africa Group, Ltd.	11,433	183,556
Barclays plc	384,245	1,122,175
BNP Paribas S.A.	22,045	1,634,536
Chiba Bank, Ltd. (The)	26,000	213,197

Banks—(Continued)
China Construction Bank Corp. - Class H	135,000	140,278
Citigroup, Inc.	15,500	1,046,250
Fifth Third Bancorp	17,270	548,322
HSBC Holdings plc	29,525	275,996
Japan Post Bank Co., Ltd.	58,100	789,872
JPMorgan Chase & Co.	36,600	4,024,902
Mediobanca S.p.A.	62,635	737,320
Mitsubishi UFJ Financial Group, Inc.	47,700	316,592
OTP Bank plc	9,789	441,244
Royal Bank of Scotland Group plc (a)	304,619	1,108,565
Seven Bank, Ltd.	56,600	181,847
Shinsei Bank, Ltd.	15,800	244,943
Shizuoka Bank, Ltd. (The)	13,000	125,713
Societe Generale S.A.	26,749	1,455,287
Standard Chartered plc	84,861	849,743
Wells Fargo & Co.	61,100	3,202,251

		23,134,904

Beverages—0.4%
Diageo plc	48,284	1,633,452
PepsiCo, Inc.	20,700	2,259,405

		3,892,857

Biotechnology—1.1%
AbbVie, Inc.	21,800	2,063,370
Amgen, Inc.	13,700	2,335,576
Biogen, Inc. (a)	6,800	1,861,976
Celgene Corp. (a)	12,300	1,097,283
Gilead Sciences, Inc.	23,400	1,764,126
United Therapeutics Corp. (a)	3,700	415,732

		9,538,063

Building Products—0.1%
Allegion plc	5,300	452,037
Asahi Glass Co., Ltd.	9,700	406,562

		858,599

Capital Markets—1.3%
Affiliated Managers Group, Inc.	4,000	758,320
Amundi S.A.	4,117	331,311
Ashmore Group plc	29,080	155,534
ASX, Ltd.	9,424	407,936
Bolsas y Mercados Espanoles SHMSF S.A.	6,876	232,904
BT Investment Management, Ltd.	20,159	157,064
CI Financial Corp.	15,800	338,480
Close Brothers Group plc	8,978	181,017
Daiwa Securities Group, Inc.	48,000	308,037
Deutsche Bank AG	43,037	600,075
Euronext NV	2,099	153,614
Federated Investors, Inc. - Class B	15,900	531,060
Franklin Resources, Inc.	32,800	1,137,504
Goldman Sachs Group, Inc. (The)	6,700	1,687,462
IG Group Holdings plc	22,732	254,742
IGM Financial, Inc.	10,200	298,237
Invesco, Ltd.	26,900	861,069

BHFTI-355

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio II

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Capital Markets—(Continued)
Japan Exchange Group, Inc.	20,900	$390,885
Macquarie Group, Ltd.	21,318	1,700,812
Nomura Holdings, Inc.	137,200	798,786
Singapore Exchange, Ltd.	42,600	240,572
UBS Group AG (a)	18,240	321,173
Waddell & Reed Financial, Inc. - Class A	8,400	169,764

		12,016,358

Chemicals—0.7%
BASF SE	4,364	442,838
Covestro AG	15,432	1,518,996
Daicel Corp.	45,500	498,486
DIC Corp.	5,100	171,778
Ingevity Corp. (a)	2,400	176,856
Israel Chemicals, Ltd.	56,430	239,102
Mitsubishi Chemical Holdings Corp.	50,000	485,575
Mitsubishi Gas Chemical Co., Inc.	9,800	235,610
Nissan Chemical Industries, Ltd.	9,400	391,435
Nitto Denko Corp.	11,300	856,706
Novozymes A/S - B Shares	2,403	124,439
Sociedad Quimica y Minera de Chile S.A. (ADR)	2,500	122,875
Sumitomo Chemical Co., Ltd.	47,000	271,755
Tosoh Corp.	27,500	543,160
Ube Industries, Ltd.	14,500	425,321
Victrex plc	6,836	246,561

		6,751,493

Commercial Services & Supplies—0.2%
Babcock International Group plc	29,037	272,822
Copart, Inc. (a)	3,700	188,441
Deluxe Corp.	7,500	555,075
Pitney Bowes, Inc.	44,900	488,961
Stericycle, Inc. (a)	5,700	333,621

		1,838,920

Communications Equipment—0.2%
Cisco Systems, Inc.	13,900	596,171
F5 Networks, Inc. (a)	2,900	419,369
Juniper Networks, Inc.	19,400	472,002

		1,487,542

Construction & Engineering—0.1%
Hazama Ando Corp.	19,100	145,354
Kajima Corp.	54,000	507,729
Obayashi Corp.	30,600	336,945
Taisei Corp.	6,100	312,559

		1,302,587

Construction Materials—0.0%
Taiheiyo Cement Corp.	5,400	194,902

Consumer Finance—0.5%
American Express Co.	20,200	1,884,256
Capital One Financial Corp.	7,100	680,322
Discover Financial Services	14,800	1,064,564

Consumer Finance—(Continued)
Gentera S.A.B. de C.V.	150,000	110,001
Synchrony Financial	26,200	878,486

		4,617,629

Diversified Consumer Services—0.1%
H&R Block, Inc.	25,500	647,955

Diversified Financial Services—0.2%
Berkshire Hathaway, Inc. - Class B (a)	2,700	538,596
Investor AB - B Shares	20,493	912,201

		1,450,797

Diversified Telecommunication Services—1.2%
AT&T, Inc.	14,600	520,490
BCE, Inc.	29,600	1,273,741
Nippon Telegraph & Telephone Corp.	33,500	1,556,230
Singapore Telecommunications, Ltd.	602,000	1,558,820
Swisscom AG	2,984	1,479,907
Telenor ASA	35,921	817,004
Telstra Corp., Ltd.	295,307	716,498
Verizon Communications, Inc.	63,700	3,046,134

		10,968,824

Electric Utilities—0.2%
CLP Holdings, Ltd.	40,000	408,894
Enel Americas S.A. (ADR)	21,000	244,020
Red Electrica Corp. S.A.	45,882	945,119

		1,598,033

Electrical Equipment—0.5%
ABB, Ltd.	19,545	464,501
Acuity Brands, Inc. (b)	3,700	515,003
Eaton Corp. plc	20,000	1,598,200
Rockwell Automation, Inc.	1,800	313,560
Schneider Electric SE	21,009	1,847,969

		4,739,233

Electronic Equipment, Instruments & Components—0.1%
AAC Technologies Holdings, Inc.	7,500	137,140
Amphenol Corp. - Class A	5,300	456,489
Spectris plc	4,866	184,185
TE Connectivity, Ltd.	4,900	489,510

		1,267,324

Energy Equipment & Services—0.2%
Diamond Offshore Drilling, Inc. (a) (b)	16,600	243,356
Dril-Quip, Inc. (a) (b)	4,800	215,040
Noble Corp. plc (a)	33,300	123,543
Oil States International, Inc. (a)	3,700	96,940
Rowan Cos. plc - Class A (a) (b)	24,600	283,884
Subsea 7 S.A.	31,382	401,045
TGS Nopec Geophysical Co. ASA	6,426	156,774

		1,520,582

BHFTI-356

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio II

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—0.2%
Apple Hospitality REIT, Inc.	11,700	$205,569
Charter Hall Group	26,021	115,209
Hansteen Holdings plc	168,790	302,604
Host Hotels & Resorts, Inc.	42,100	784,744
Park Hotels & Resorts, Inc.	8,100	218,862

		1,626,988

Food & Staples Retailing—0.2%
CVS Health Corp.	21,200	1,318,852
George Weston, Ltd.	3,300	265,670

		1,584,522

Food Products—1.0%
Campbell Soup Co. (b)	31,000	1,342,610
General Mills, Inc.	31,100	1,401,366
Hershey Co. (The)	16,100	1,593,256
Lamb Weston Holdings, Inc.	5,900	343,498
Lancaster Colony Corp.	1,200	147,768
Nestle S.A.	42,985	3,402,967
Salmar ASA	6,139	253,220
Sanderson Farms, Inc. (b)	2,900	345,158
Tiger Brands, Ltd.	8,188	257,241

		9,087,084

Health Care Equipment & Supplies—0.3%
DiaSorin S.p.A.	1,583	142,649
Hoya Corp.	18,100	916,649
ResMed, Inc.	2,300	226,481
Smith & Nephew plc	27,832	520,289
Sonova Holding AG	1,400	222,529
Varian Medical Systems, Inc. (a)	3,600	441,540

		2,470,137

Health Care Providers & Services—0.7%
Cigna Corp.	3,900	654,186
Express Scripts Holding Co. (a)	24,900	1,720,092
Fresenius SE & Co. KGaA	9,457	722,353
HCA Healthcare, Inc.	11,100	1,076,700
McKesson Corp.	3,500	493,045
UnitedHealth Group, Inc.	8,400	1,797,600

		6,463,976

Health Care Technology—0.0%
Cerner Corp. (a)	6,300	365,400

Household Durables—0.4%
Barratt Developments plc	56,728	422,555
Berkeley Group Holdings plc	13,450	715,857
Garmin, Ltd.	15,200	895,736
Haseko Corp.	21,900	337,756
JM AB	11,137	253,096
Leggett & Platt, Inc. (b)	10,700	474,652
Taylor Wimpey plc	128,835	334,205
Tupperware Brands Corp.	9,000	435,420

		3,869,277

Household Products—0.9%
Clorox Co. (The)	9,300	1,237,923
Colgate-Palmolive Co.	21,800	1,562,624
Energizer Holdings, Inc.	5,700	339,606
Kimberly-Clark Corp.	15,900	1,751,067
Procter & Gamble Co. (The)	38,300	3,036,424

		7,927,644

Industrial Conglomerates—0.4%
3M Co.	8,500	1,865,920
Honeywell International, Inc.	13,200	1,907,532
Jardine Matheson Holdings, Ltd.	3,900	240,566

		4,014,018

Insurance—1.2%
Aflac, Inc.	31,800	1,391,568
Ageas	15,053	778,228
American Equity Investment Life Holding Co.	6,100	179,096
Athene Holding, Ltd. - Class A (a)	12,200	583,282
AXA S.A.	39,164	1,042,622
Axis Capital Holdings, Ltd.	8,000	460,560
CNA Financial Corp.	4,100	202,335
Everest Re Group, Ltd.	2,500	642,050
Legal & General Group plc	383,990	1,390,973
Lincoln National Corp.	10,300	752,518
Mapfre S.A.	53,446	177,762
NN Group NV	6,953	308,790
Principal Financial Group, Inc.	13,300	810,103
Prudential plc	17,561	423,245
Societa Cattolica di Assicurazioni SC	13,705	146,341
Swiss Re AG	5,404	550,255
Third Point Reinsurance, Ltd. (a)	17,400	242,730
Unum Group	18,100	861,741

		10,944,199

Internet & Direct Marketing Retail—0.4%
Amazon.com, Inc. (a)	2,400	3,473,616

Internet Software & Services—1.2%
Alphabet, Inc. - Class A (a)	3,100	3,215,134
Alphabet, Inc. - Class C (a)	3,200	3,301,728
eBay, Inc. (a)	28,900	1,162,936
Facebook, Inc. - Class A (a)	15,000	2,396,850
j2 Global, Inc.	3,200	252,544
Mixi, Inc.	6,800	253,963
Moneysupermarket.com Group plc	36,991	148,948

		10,732,103

IT Services—1.2%
Amdocs, Ltd.	12,000	800,640
Automatic Data Processing, Inc.	7,300	828,404
CGI Group, Inc. - Class A (a)	6,700	386,393
Cognizant Technology Solutions Corp. - Class A	13,300	1,070,650
Convergys Corp.	9,100	205,842
Fiserv, Inc. (a)	10,400	741,624
FleetCor Technologies, Inc. (a)	2,800	567,000

BHFTI-357

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio II

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Infosys, Ltd. (ADR) (b)	27,900	$498,015
MasterCard, Inc. - Class A	5,100	893,316
Paychex, Inc.	15,700	966,963
SCSK Corp.	4,000	173,725
Visa, Inc. - Class A	25,200	3,014,424
Western Union Co. (The)	31,900	613,437

		10,760,433

Leisure Products—0.1%
Hasbro, Inc.	11,600	977,880

Life Sciences Tools & Services—0.0%
Waters Corp. (a)	1,800	357,570

Machinery—1.0%
Allison Transmission Holdings, Inc.	7,400	289,044
Atlas Copco AB - A Shares	33,446	1,448,931
Cummins, Inc.	6,400	1,037,376
Dover Corp.	5,100	500,922
Fortive Corp.	6,400	496,128
Graco, Inc.	5,400	246,888
IDEX Corp.	2,100	299,271
Illinois Tool Works, Inc.	6,600	1,033,956
IMI plc	20,459	310,536
Kone Oyj - Class B	19,242	961,147
Middleby Corp. (The) (a)	5,400	668,466
Snap-on, Inc. (b)	3,100	457,374
Spirax-Sarco Engineering plc	4,925	398,124
Toro Co. (The)	7,700	480,865
Yangzijiang Shipbuilding Holdings, Ltd.	433,200	403,374

		9,032,402

Media—1.2%
AMC Networks, Inc. - Class A (a)	8,900	460,130
Comcast Corp. - Class A	28,600	977,262
CTS Eventim AG & Co. KGaA	6,857	321,755
Discovery Communications, Inc. - Class A (a)	14,900	319,307
Gannett Co., Inc.	16,200	161,676
Mediaset Espana Comunicacion S.A.	19,052	193,923
Omnicom Group, Inc. (b)	14,400	1,046,448
ProSiebenSat.1 Media SE	19,778	685,978
Publicis Groupe S.A.	18,859	1,313,992
RTL Group S.A.	4,130	343,011
Sinclair Broadcast Group, Inc. - Class A	4,300	134,590
Toei Co., Ltd.	700	74,763
Viacom, Inc. - Class B	28,500	885,210
Walt Disney Co. (The)	25,500	2,561,220
WPP plc	79,780	1,268,024

		10,747,289

Metals & Mining—0.6%
Anglo American plc	55,888	1,305,662
BHP Billiton plc	52,427	1,034,178
BHP Billiton, Ltd.	4,652	102,904
Centamin plc	84,692	183,543

Metals & Mining—(Continued)
Centerra Gold, Inc. (a)	22,700	130,207
Fortescue Metals Group, Ltd.	70,883	237,253
Goldcorp, Inc.	15,300	211,268
Rio Tinto plc	23,065	1,171,052
Rio Tinto, Ltd.	10,280	577,797
Teck Resources, Ltd. - Class B	5,017	129,207

		5,083,071

Multi-Utilities—0.0%
Engie S.A.	6,285	105,001

Multiline Retail—0.3%
Kohl’s Corp.	6,600	432,366
Macy’s, Inc.	16,700	496,658
Next plc	9,468	632,788
Target Corp.	13,500	937,305

		2,499,117

Oil, Gas & Consumable Fuels—1.8%
Antero Resources Corp. (a)	9,000	178,650
Cenovus Energy, Inc.	43,100	366,986
Chevron Corp.	3,900	444,756
China Petroleum & Chemical Corp. - Class H	284,000	251,816
Enagas S.A.	6,726	184,090
Eni S.p.A.	37,042	652,973
Exxon Mobil Corp.	47,200	3,521,592
Galp Energia SGPS S.A.	5,939	112,023
Gulfport Energy Corp. (a)	11,800	113,870
Husky Energy, Inc.	13,700	196,086
Idemitsu Kosan Co., Ltd.	4,800	183,891
Imperial Oil, Ltd.	42,200	1,117,603
Inpex Corp.	39,800	496,705
Japan Petroleum Exploration Co., Ltd.	6,400	146,305
JXTG Holdings, Inc.	53,800	328,639
Lukoil PJSC (ADR)	3,155	218,389
Marathon Oil Corp.	25,500	411,315
Marathon Petroleum Corp.	2,100	153,531
Murphy Oil Corp. (b)	10,200	263,568
NovaTek OAO (GDR)	1,827	250,299
OMV AG	6,612	385,553
Repsol S.A.	35,693	634,145
Royal Dutch Shell plc - A Shares	7,421	232,869
Royal Dutch Shell plc - B Shares	8,659	279,036
Santos, Ltd. (a)	44,983	176,780
Snam S.p.A.	109,461	503,520
Suncor Energy, Inc.	8,500	293,527
Total S.A.	40,697	2,312,959
Tourmaline Oil Corp.	9,300	157,725
Valero Energy Corp.	7,800	723,606
Woodside Petroleum, Ltd.	49,055	1,108,284

		16,401,091

Paper & Forest Products—0.1%
Norbord, Inc.	5,200	188,530
UPM-Kymmene Oyj	28,737	1,066,393

		1,254,923

BHFTI-358

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio II

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Personal Products—0.4%
Edgewell Personal Care Co. (a)	5,500	$268,510
Unilever NV	31,411	1,775,615
Unilever plc	32,926	1,829,590

		3,873,715

Pharmaceuticals—2.6%
Bristol-Myers Squibb Co.	22,100	1,397,825
Eli Lilly & Co.	26,500	2,050,305
GlaxoSmithKline plc	75,780	1,472,251
Indivior plc (a)	47,089	269,518
Jazz Pharmaceuticals plc (a)	2,300	347,277
Johnson & Johnson	32,500	4,164,875
Kaken Pharmaceutical Co., Ltd.	2,800	165,374
Mallinckrodt plc (a)	10,200	147,696
Merck & Co., Inc.	45,600	2,483,832
Mylan NV (a)	23,600	971,612
Novartis AG	21,608	1,748,132
Novo Nordisk A/S - Class B	4,764	234,410
Orion Oyj - Class B	6,340	194,220
Pfizer, Inc.	88,200	3,130,218
Recordati S.p.A.	7,344	272,134
Roche Holding AG	11,954	2,741,768
Sanofi	24,834	1,995,541

		23,786,988

Professional Services—0.2%
Dun & Bradstreet Corp. (The)	2,700	315,900
en-japan, Inc.	3,200	182,277
Intertek Group plc	8,335	545,567
RELX NV	43,794	908,551

		1,952,295

Real Estate Management & Development—0.4%
CK Asset Holdings, Ltd.	95,500	808,131
Daiwa House Industry Co., Ltd.	24,000	923,764
Deutsche Euroshop AG	9,613	352,443
Hang Lung Properties, Ltd.	130,000	305,051
Kerry Properties, Ltd.	49,500	224,739
Sun Hung Kai Properties, Ltd.	6,000	95,579
Swire Pacific, Ltd. - Class A	33,000	334,829
Wharf Real Estate Investment Co., Ltd. (a)	79,000	517,185

		3,561,721

Road & Rail—0.5%
Canadian National Railway Co.	23,800	1,739,441
Central Japan Railway Co.	7,900	1,505,465
Norfolk Southern Corp.	10,000	1,357,800

		4,602,706

Semiconductors & Semiconductor Equipment—1.2%
Applied Materials, Inc.	14,400	800,784
Dialog Semiconductor plc (a)	6,847	162,763
Intel Corp.	63,600	3,312,288
KLA-Tencor Corp.	4,500	490,545
Maxim Integrated Products, Inc.	14,300	861,146

Semiconductors & Semiconductor Equipment—(Continued)
Micron Technology, Inc. (a)	18,500	964,590
NVIDIA Corp.	2,000	463,180
QUALCOMM, Inc.	17,900	991,839
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	12,200	533,872
Texas Instruments, Inc.	13,600	1,412,904
Ulvac, Inc.	1,700	96,846
Xilinx, Inc.	11,000	794,640

		10,885,397

Software—1.4%
Adobe Systems, Inc. (a)	800	172,864
Check Point Software Technologies, Ltd. (a)	11,100	1,102,674
Intuit, Inc.	2,300	398,705
Manhattan Associates, Inc. (a)	4,500	188,460
Microsoft Corp.	61,500	5,613,105
Oracle Corp.	53,700	2,456,775
Sage Group plc (The)	49,580	445,430
SAP SE	18,667	1,953,427
TiVo Corp.	11,700	158,535
VMware, Inc. - Class A (a)	4,400	533,588

		13,023,563

Specialty Retail—0.7%
ABC-Mart, Inc.	5,100	335,336
AutoZone, Inc. (a)	1,300	843,297
Bed Bath & Beyond, Inc.	26,500	556,235
Buckle, Inc. (The) (b)	6,700	148,405
Chico’s FAS, Inc.	25,400	229,616
Dick’s Sporting Goods, Inc.	5,274	184,854
DSW, Inc. - Class A	7,100	159,466
Foot Locker, Inc.	6,000	273,240
Gap, Inc. (The)	16,700	521,040
Home Depot, Inc. (The)	3,800	677,312
Industria de Diseno Textil S.A.	18,613	583,371
Lowe’s Cos., Inc.	9,200	807,300
Sally Beauty Holdings, Inc. (a)	16,300	268,135
Signet Jewelers, Ltd.	8,900	342,828
USS Co., Ltd.	12,000	245,871
Williams-Sonoma, Inc. (b)	8,300	437,908

		6,614,214

Technology Hardware, Storage & Peripherals—1.1%
Apple, Inc.	37,900	6,358,862
Hewlett Packard Enterprise Co.	27,000	473,580
HP, Inc.	65,700	1,440,144
Neopost S.A.	9,684	255,334
NetApp, Inc.	3,800	234,422
Western Digital Corp.	9,800	904,246

		9,666,588

Textiles, Apparel & Luxury Goods—0.3%
Burberry Group plc	29,910	712,282
Carter’s, Inc.	2,700	281,070
Michael Kors Holdings, Ltd. (a)	8,500	527,680
Moncler S.p.A.	20,579	784,726

BHFTI-359

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio II

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—(Continued)
Pandora A/S	7,132	$773,091

		3,078,849

Thrifts & Mortgage Finance—0.0%
Genworth MI Canada, Inc.	6,700	213,218

Tobacco—0.8%
Altria Group, Inc.	18,900	1,177,848
British American Tobacco plc	38,037	2,208,092
Imperial Brands plc	27,748	945,607
Philip Morris International, Inc.	22,500	2,236,500
Swedish Match AB	8,513	387,012

		6,955,059

Trading Companies & Distributors—0.4%
Fastenal Co.	4,000	218,360
ITOCHU Corp.	60,500	1,178,023
Marubeni Corp.	38,000	276,687
Mitsubishi Corp.	22,500	605,247
Mitsui & Co., Ltd.	35,700	612,835
Sumitomo Corp.	22,900	383,491

		3,274,643

Transportation Infrastructure—0.0%
Grupo Aeroportuario del Pacifico S.A.B. de C.V. (ADR)	1,100	109,604

Water Utilities—0.1%
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	41,800	442,662

Wireless Telecommunication Services—0.5%
KDDI Corp.	76,100	1,954,346
Mobile TeleSystems PJSC (ADR)	28,700	326,893
NTT DoCoMo, Inc.	65,800	1,675,237
Vodacom Group, Ltd.	16,971	219,614

		4,176,090

Total Common Stocks (Cost $326,462,395)		315,547,306

Corporate Bonds & Notes—32.4%

Agriculture—0.6%
BAT Capital Corp.
3.222%, 08/15/24 (144A)	6,000,000	5,784,744

Auto Manufacturers—0.2%
General Motors Financial Co., Inc.
3.200%, 07/06/21	2,000,000	1,982,690

Banks—10.1%
Banco Santander S.A.
3.125%, 02/23/23 (b)	2,400,000	2,325,877
Bank of America Corp.
3.705%, 3M LIBOR + 1.512%, 04/24/28 (c)	7,785,000	7,655,069

Banks—(Continued)
Bank of Montreal
2.746%, 3M LIBOR + 0.790%, 08/27/21 (c)	2,500,000	2,523,378
Bank of Nova Scotia (The)
1.986%, 3M LIBOR + 0.290%, 01/08/21 (b) (c)	5,000,000	4,994,551
Barclays Bank plc
10.179%, 06/12/21 (144A)	2,170,000	2,547,139
BB&T Corp.
2.850%, 10/26/24	2,207,000	2,117,741
BNP Paribas S.A.
3.375%, 01/09/25 (144A)	1,115,000	1,078,526
BPCE S.A.
3.000%, 05/22/22 (144A)	3,500,000	3,428,026
Capital One N.A.
2.350%, 01/31/20	3,000,000	2,951,406
Citigroup, Inc.
3.887%, 3M LIBOR + 1.563%, 01/10/28 (c)	7,750,000	7,708,042
Cooperatieve Rabobank UA
11.000%, 3M LIBOR + 10.868%, 06/30/19 (144A) (c)	1,080,000	1,180,991
Cooperative Rabobank UA
3.750%, 07/21/26	3,000,000	2,895,376
Credit Suisse Group AG
2.997%, 12/14/23 (144A) (c)	3,000,000	2,908,501
Deutsche Bank AG
3.950%, 02/27/23	1,855,000	1,849,732
Discover Bank
3.100%, 06/04/20	2,500,000	2,490,824
Goldman Sachs Group, Inc. (The)
2.905%, 3M LIBOR + 0.990%, 07/24/23 (c)	5,000,000	4,862,636
HSBC Holdings plc
2.950%, 05/25/21	5,000,000	4,949,971
JPMorgan Chase & Co.
2.972%, 01/15/23	4,037,000	3,959,755
Manufacturers & Traders Trust Co.
3.400%, 08/17/27	3,000,000	2,916,501
Morgan Stanley
3.875%, 01/27/26	5,440,000	5,435,271
PNC Bank N.A.
3.100%, 10/25/27	3,750,000	3,575,933
Regions Bank
2.750%, 04/01/21	2,370,000	2,340,961
Regions Financial Corp.
2.750%, 08/14/22	2,000,000	1,943,320
Royal Bank of Scotland Group plc
3.875%, 09/12/23	2,500,000	2,468,902
Standard Chartered plc
3.885%, 3M LIBOR + 1.08%, 03/15/24 (144A) (c)	4,025,000	3,998,716
SunTrust Bank
2.590%, 01/29/21 (c)	2,500,000	2,483,362
UBS Group Funding Switzerland AG
4.125%, 09/24/25 (144A)	3,000,000	3,016,658
Wells Fargo & Co.
3.000%, 10/23/26	1,540,000	1,442,141

		92,049,306

BHFTI-360

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio II

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Beverages—0.2%
Anheuser-Busch InBev Worldwide, Inc.
3.052%, 3M LIBOR + 0.740%, 01/12/24 (c)	720,000	$724,234
4.375%, 04/15/38	1,080,000	1,101,889

		1,826,123

Biotechnology—0.4%
Amgen, Inc.
2.650%, 05/11/22	3,595,000	3,507,721

Building Materials—0.3%
Boral Finance Pty, Ltd.
3.000%, 11/01/22 (144A)	3,000,000	2,930,233

Chemicals—0.6%
Mosaic Co. (The)
3.250%, 11/15/22	2,500,000	2,447,666
Sherwin-Williams Co. (The)
3.450%, 06/01/27	3,000,000	2,869,330

		5,316,996

Commercial Services—0.3%
Moody’s Corp.
2.625%, 01/15/23 (144A)	2,500,000	2,413,544

Computers—0.3%
Hewlett Packard Enterprise Co.
3.600%, 10/15/20	3,095,000	3,123,633

Diversified Financial Services—0.1%
High Street Funding Trust II
4.682%, 02/15/48 (144A)	645,000	666,479

Electric—1.7%
Berkshire Hathaway Energy Co.
3.800%, 07/15/48 (144A)	6,000,000	5,719,358
Duke Energy Corp.
3.750%, 09/01/46	4,000,000	3,607,872
Enel Finance International NV
2.750%, 04/06/23 (144A)	2,000,000	1,932,676
Sempra Energy
3.400%, 02/01/28	995,000	954,466
3.800%, 02/01/38	3,350,000	3,143,861

		15,358,233

Electrical Components & Equipment—0.4%
Hubbell, Inc.
3.500%, 02/15/28	3,385,000	3,304,978

Food—0.6%
Campbell Soup Co.
3.650%, 03/15/23	1,380,000	1,381,010
Kroger Co. (The)
4.450%, 02/01/47 (b)	2,750,000	2,599,989

Food—(Continued)
Tyson Foods, Inc.
3.550%, 06/02/27	1,587,000	1,527,363

		5,508,362

Healthcare-Products—0.6%
Abbott Laboratories
4.750%, 11/30/36	2,500,000	2,697,842
Becton Dickinson and Co.
3.363%, 06/06/24	3,000,000	2,887,496

		5,585,338

Healthcare-Services—0.4%
Aetna, Inc.
2.800%, 06/15/23	577,000	554,408
UnitedHealth Group, Inc.
2.375%, 10/15/22	3,000,000	2,886,686

		3,441,094

Housewares—0.3%
Newell Brands, Inc.
4.200%, 04/01/26 (b)	3,000,000	2,970,046

Insurance—1.2%
Allstate Corp. (The)
2.732%, 3M LIBOR + 0.430%, 03/29/21 (c)	400,000	400,565
Manulife Financial Corp.
4.061%, 5Y USD Swap + 1.647%, 02/24/32 (c)	1,500,000	1,464,683
Markel Corp.
3.500%, 11/01/27	989,000	943,699
Progressive Corp. (The)
5.375%, 3M LIBOR + 2.539%, 03/15/23 (c)	2,310,000	2,335,988
Prudential Financial, Inc.
4.500%, 09/15/47 (b) (c)	4,000,000	3,812,000
Voya Financial, Inc.
4.700%, 3M LIBOR + 2.084%, 01/23/48 (144A) (c)	2,675,000	2,434,757

		11,391,692

Internet—0.2%
Amazon.com, Inc.
2.800%, 08/22/24 (144A)	1,830,000	1,775,656

Machinery-Diversified—0.3%
Roper Technologies, Inc.
3.800%, 12/15/26	3,000,000	2,987,632

Media—0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
4.908%, 07/23/25	1,175,000	1,200,740
Comcast Corp.
2.350%, 01/15/27	595,000	534,195
COX Communications, Inc.
3.150%, 08/15/24 (144A)	1,690,000	1,620,738
4.600%, 08/15/47 (144A)	1,310,000	1,253,408

		4,609,081

BHFTI-361

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio II

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Mining—0.7%
Anglo American Capital plc
4.500%, 03/15/28 (144A)	1,355,000	$1,352,044
Barrick North America Finance LLC
5.750%, 05/01/43	3,000,000	3,493,403
Glencore Funding LLC
4.125%, 05/30/23 (144A)	1,640,000	1,650,693

		6,496,140

Miscellaneous Manufacturing—0.2%
General Electric Co.
5.000%, 3M LIBOR + 3.330%, 01/21/21 (c)	635,000	628,650
Ingersoll-Rand Global Holding Co., Ltd.
2.900%, 02/21/21	1,175,000	1,172,035

		1,800,685

Oil & Gas—2.5%
Anadarko Petroleum Corp.
5.550%, 03/15/26 (b)	2,500,000	2,729,121
Andeavor
4.500%, 04/01/48	2,500,000	2,338,753
Canadian Natural Resources, Ltd.
3.850%, 06/01/27	2,000,000	1,955,759
Cenovus Energy, Inc.
4.250%, 04/15/27 (b)	1,990,000	1,939,740
5.400%, 06/15/47 (b)	2,760,000	2,778,053
Concho Resources, Inc.
3.750%, 10/01/27	2,000,000	1,955,579
Devon Energy Corp.
5.000%, 06/15/45	2,000,000	2,125,657
5.850%, 12/15/25	1,475,000	1,675,321
EQT Corp.
3.900%, 10/01/27	2,760,000	2,640,359
Noble Energy, Inc.
5.050%, 11/15/44 (b)	3,000,000	3,135,847

		23,274,189

Pharmaceuticals—1.6%
AbbVie, Inc.
2.900%, 11/06/22	2,000,000	1,953,640
Cardinal Health, Inc.
3.079%, 06/15/24	1,080,000	1,030,338
CVS Health Corp.
3.875%, 07/20/25	890,000	882,273
5.050%, 03/25/48	2,085,000	2,192,975
Mylan, Inc.
4.550%, 04/15/28 (144A)	2,270,000	2,273,692
Shire Acquisitions Investments Ireland DAC
2.400%, 09/23/21	5,000,000	4,827,610
Teva Pharmaceutical Finance Netherlands B.V.
2.200%, 07/21/21	1,360,000	1,224,683

		14,385,211

Pipelines—1.7%
Enbridge, Inc.
6.000%, 3M LIBOR + 3.890%, 01/15/77 (b) (c)	2,000,000	1,970,000

Pipelines—(Continued)
Energy Transfer Partners L.P.
6.625%, 02/15/28 (c)	2,500,000	2,378,125
Enterprise Products Operating LLC
5.375%, 3M LIBOR + 2.57%, 02/15/78 (c)	1,220,000	1,168,490
MPLX L.P.
4.500%, 04/15/38	3,900,000	3,850,581
Sabine Pass Liquefaction LLC
4.200%, 03/15/28	3,000,000	2,956,368
Williams Partners L.P.
4.000%, 09/15/25	2,500,000	2,459,788
4.850%, 03/01/48	560,000	554,331

		15,337,683

Real Estate Investment Trusts—2.6%
American Tower Corp.
3.375%, 10/15/26	6,000,000	5,614,136
Boston Properties L.P.
3.200%, 01/15/25	2,000,000	1,930,614
Crown Castle International Corp.
3.700%, 06/15/26	5,000,000	4,811,788
Digital Realty Trust L.P.
3.700%, 08/15/27	5,500,000	5,299,989
Duke Realty L.P.
3.375%, 12/15/27	2,000,000	1,905,544
Ventas Realty L.P.
3.750%, 05/01/24	2,000,000	2,004,359
Vornado Realty L.P.
3.500%, 01/15/25	2,250,000	2,166,335

		23,732,765

Retail—0.5%
McDonald’s Corp.
4.450%, 03/01/47	2,035,000	2,097,499
Walmart, Inc.
3.625%, 12/15/47 (b)	2,500,000	2,446,018

		4,543,517

Semiconductors—0.4%
Analog Devices, Inc.
2.950%, 01/12/21	3,270,000	3,259,202

Software—0.3%
Microsoft Corp.
4.100%, 02/06/37	2,500,000	2,650,955

Telecommunications—2.0%
AT&T, Inc.
4.300%, 02/15/30 (144A)	5,290,000	5,259,783
4.500%, 03/09/48	490,000	455,423
4.900%, 08/14/37	1,925,000	1,935,869
5.150%, 03/15/42	285,000	293,625
Motorola Solutions, Inc.
4.600%, 02/23/28	3,150,000	3,170,768
Telefonica Emisiones S.A.U.
5.213%, 03/08/47	2,000,000	2,125,548

BHFTI-362

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio II

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Shares/ Principal Amount*	Value

Telecommunications—(Continued)
Verizon Communications, Inc.
3.376%, 02/15/25	1,015,000	$997,659
4.272%, 01/15/36	3,750,000	3,589,741

		17,828,416

Transportation—0.6%
CSX Corp.
2.600%, 11/01/26	2,500,000	2,281,811
Norfolk Southern Corp.
2.900%, 06/15/26	3,500,000	3,331,096

		5,612,907

Total Corporate Bonds & Notes (Cost $303,535,653)		295,455,251

Mutual Funds—16.2%

Investment Company Securities—16.2%
iShares Core MSCI Europe ETF	134,024	6,658,312
iShares Core S&P 500 ETF (b)	221,070	58,665,346
iShares MSCI EAFE ETF	867,508	60,447,957
iShares MSCI Japan Fund (b)	158,543	9,620,389
iShares U.S. Financial Services ETF (b)	34,312	4,493,500
SPDR S&P Insurance ETF (b)	123,078	3,817,880
WisdomTree Japan Hedged Equity Fund (b)	82,531	4,622,561

Total Mutual Funds (Cost $146,919,456)		148,325,945

Mortgage-Backed Securities—1.3%

Collateralized Mortgage Obligations—1.3%
JPMorgan Mortgage Trust
3.000%, 05/25/47 (144A) (c)	4,043,507	3,983,485
3.500%, 08/25/47 (144A) (c)	5,365,783	5,366,620
3.500%, 11/25/48 (144A) (c)	2,387,724	2,388,096

Total Mortgage-Backed Securities (Cost $11,857,212)		11,738,201

U.S. Treasury & Government Agencies—1.1%

U.S. Treasury—1.1%
U.S. Treasury Inflation Indexed Notes
0.625%, 01/15/26 (d)	9,530,543	9,529,129
U.S. Treasury Notes
2.750%, 02/15/28 (b)	500,000	500,254

Total U.S. Treasury & Government Agencies (Cost $10,151,689)		10,029,383

Preferred Stock—0.0%
Security Description	Shares/ Principal Amount*	Value

Auto Components—0.0%
Schaeffler AG (Cost $480,694)	28,542	440,728

Short-Term Investment—12.5%

Repurchase Agreement—12.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/18 at 0.600%, due on 04/02/18 with a maturity value of $113,758,585; collateralized by a U.S. Treasury Note at 1.875%, maturing 02/28/22, with a market value of $116,027,174.	113,751,001	113,751,001

Total Short-Term Investments (Cost $113,751,001)		113,751,001

Securities Lending Reinvestments (e)—6.0%

Certificates of Deposit—1.5%
Banco Del Estado De Chile New York
1.985%, 1M LIBOR + 0.220%, 05/14/18 (c)	2,000,000	1,999,860
Credit Suisse AG New York
1.930%, 1M LIBOR + 0.190%, 05/11/18 (c)	2,000,000	1,999,776
Mitsubishi UFJ Trust and Banking Corp.
2.077%, 1M LIBOR + 0.200%, 05/30/18 (c)	2,000,000	1,999,668
Mizuho Bank, Ltd., New York
1.891%, 1M LIBOR + 0.200%, 04/06/18 (c)	1,000,000	999,985
2.008%, 1M LIBOR + 0.200%, 04/18/18 (c)	1,000,000	999,986
Sumitomo Mitsui Banking Corp., New York
1.920%, 1M LIBOR + 0.180%, 04/11/18 (c)	2,500,000	2,499,910
Wells Fargo Bank N.A.
1.893%, 3M LIBOR + 0.140%, 10/26/18 (c)	3,000,000	3,001,154

		13,500,339

Commercial Paper—0.3%
UBS AG
1.880%, 1M LIBOR + 0.210%, 05/02/18 (c)	2,500,000	2,499,640

Repurchase Agreements—3.3%
Citigroup Global Markets, Inc. Repurchase Agreement dated 01/25/17 at 2.230%, due on 06/29/18 with a maturity value of $2,064,422; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Deutsche Bank AG, London
Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $2,900,564; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 03/07/22 - 05/24/27, and an aggregate market value of $2,958,016.	2,900,000	2,900,000
Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $1,600,311; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 05/02/25, and an aggregate market value of $1,632,004.	1,600,000	1,600,000

BHFTI-363

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio II

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank AG, London
Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $1,600,320; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.125%, maturity dates ranging from 04/14/22 - 08/07/23, and an aggregate market value of $1,632,011.	1,600,000	$1,600,000
Repurchase Agreement dated 01/09/18 at 2.070%, due on 04/02/18 with a maturity value of $301,432; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $333,214.	300,000	300,000
Repurchase Agreement dated 09/12/17 at 2.210%, due on 07/02/18 with a maturity value of $1,526,980; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $1,666,068.	1,500,000	1,500,000
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $1,384,686; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $1,412,114.	1,384,423	1,384,423
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.230%, due on 06/29/18 with a maturity value of $830,278; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 8.875%, maturity dates ranging from 01/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $865,587.	800,000	800,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 1.850%, due on 04/02/18 with a maturity value of $1,006,321; collateralized by various Common Stock with an aggregate market value of $1,112,260.	1,000,000	1,000,000
Repurchase Agreement dated 03/16/18 at 1.850%, due on 04/02/18 with a maturity value of $5,004,368; collateralized by various Common Stock with an aggregate market value of $5,561,300.	5,000,000	5,000,000
Repurchase Agreement dated 03/16/18 at 1.880%, due on 04/05/18 with a maturity value of $1,001,044; collateralized by various Common Stock with an aggregate market value of $1,112,260.	1,000,000	1,000,000
Pershing LLC Repurchase Agreement dated 03/29/18 at 1.780%, due on 04/02/18 with a maturity value of $5,000,989; collateralized by U.S. Government Agency and Treasury Obligations with rates ranging from 0.000% - 11.500%, maturity dates ranging from 03/31/18 - 02/20/68, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
Societe Generale Repurchase Agreement dated 03/08/18 at 1.820%, due on 04/02/18 with a maturity value of $1,001,264; collateralized by various Common Stock with an aggregate market value of $1,111,724.	1,000,000	1,000,000

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 03/16/18 at 1.820%, due on 04/02/18 with a maturity value of $1,000,859; collateralized by various Common Stock with an aggregate market value of $1,111,724.	1,000,000	1,000,000
Repurchase Agreement dated 03/21/18 at 1.820%, due on 04/02/18 with a maturity value of $4,002,427; collateralized by various Common Stock with an aggregate market value of $4,446,896.	4,000,000	4,000,000

		30,084,423

Time Deposits—0.9%
DNB Bank ASA 1.640%, 04/02/18	2,000,000	2,000,000
DZ Bank AG 1.670%, 04/02/18	2,000,000	2,000,000
Nordea Bank New York 1.640%, 04/02/18	2,000,000	2,000,000
Svenska Handelsbanken AB 1.640%, 04/02/18	2,000,000	2,000,000

		8,000,000

Total Securities Lending Reinvestments (Cost $54,084,423)		54,084,402

Total Investments—104.1% (Cost $967,242,523)		949,372,217
Other assets and liabilities (net)—(4.1)%		(37,803,596)

Net Assets—100.0%		$911,568,621

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $52,496,873 and the collateral received consisted of cash in the amount of $54,084,423. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	Principal amount of security is adjusted for inflation.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2018, the market value of 144A securities was $67,118,177, which is 7.4% of net assets.

BHFTI-364

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio II

Schedule of Investments as of March 31, 2018 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	7,539,000	MSIP	04/26/18	USD	5,828,522	$(38,198)
CAD	13,050,000	UBSA	04/26/18	USD	10,153,193	(19,170)
CHF	153,460	JPMC	04/04/18	USD	160,454	69
CHF	287,795	JPMC	04/04/18	USD	300,912	129
EUR	52,756	JPMC	04/04/18	USD	64,871	42
EUR	357,969	JPMC	04/04/18	USD	440,553	(89)
GBP	321,676	JPMC	04/04/18	USD	452,147	(836)
IDR	259,866,000,000	UBSA	04/26/18	USD	18,866,415	(24,890)
JPY	3,102,411,000	UBSA	04/26/18	USD	29,575,079	(380,609)

Contracts to Deliver
EUR	25,565,000	JPMC	04/26/18	USD	31,632,776	127,164
GBP	25,354,000	MSIP	04/26/18	USD	35,928,519	323,633
MXN	353,970,000	UBSA	04/26/18	USD	18,766,303	(635,623)

Cross Currency Contracts to Buy
AUD	48,031,690	MSIP	04/26/18	NZD	51,194,000	(105,373)
EUR	19,086,800	UBSA	04/26/18	PLN	81,098,000	(175,962)
JPY	1,073,068,000	MSIP	04/26/18	EUR	8,268,476	(92,005)
NZD	51,194,000	JPMC	04/26/18	AUD	48,280,740	(85,910)

Net Unrealized Depreciation						$(1,107,628)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	06/15/18	304	AUD	39,403,538	$201,112
Euro Stoxx 50 Index Futures	06/15/18	177	EUR	5,807,370	(122,186)
MSCI Emerging Markets Index Mini Futures	06/15/18	230	USD	13,659,700	(142,095)
Russell 2000 Index Mini Futures	06/15/18	356	USD	27,255,360	(725,482)
S&P 500 Index E-Mini Futures	06/15/18	291	USD	38,455,650	(1,547,688)
TOPIX Index Futures	06/07/18	30	JPY	514,950,000	24,579
U.S. Treasury Long Bond Futures	06/20/18	87	USD	12,756,375	382,922
U.S. Treasury Note 10 Year Futures	06/20/18	155	USD	18,776,797	135,343
S&P Financial Select Sector Index E-Mini Futures	06/15/18	271	USD	23,038,388	(987,615)

Futures Contracts—Short
Canada Government Bond 10 Year Futures	06/20/18	(308)	CAD	(41,047,160)	(180,050)
Euro Stoxx 50 Index Futures	06/15/18	(95)	EUR	(3,116,950)	(80,119)
FTSE 100 Index Futures	06/15/18	(94)	GBP	(6,573,890)	118,911
S&P 500 Index E-Mini Futures	06/15/18	(250)	USD	(33,037,500)	59,488
S&P TSX 60 Index Futures	06/14/18	(67)	CAD	(12,140,400)	127,844
TOPIX Index Futures	06/07/18	(30)	JPY	(514,950,000)	(142,257)
U.S. Treasury Note 10 Year Futures	06/20/18	(262)	USD	(31,738,844)	(156,632)
U.S. Treasury Note 2 Year Futures	06/29/18	(24)	USD	(5,102,625)	(2,270)
U.S. Treasury Note 5 Year Futures	06/29/18	(22)	USD	(2,518,141)	(9,224)

Net Unrealized Depreciation					$(3,045,419)

BHFTI-365

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio II

Schedule of Investments as of March 31, 2018 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Depreciation
Pay	3M LIBOR	Quarterly	2.855%	Quarterly	01/23/28	USD	288,594,000	$2,399,082	$12,404,777	$(10,005,695)

Glossary of Abbreviations

Counterparties

(JPMC)—	JPMorgan Chase Bank N.A.	(MSIP)—	Morgan Stanley & Co. International plc	(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar	(GBP)—	British Pound	(NZD)—	New Zealand Dollar
(CAD)—	Canadian Dollar	(IDR)—	Indonesian Rupiah	(PLN)—	Polish Zloty
(CHF)—	Swiss Franc	(JPY)—	Japanese Yen	(USD)—	United States Dollar
(EUR)—	Euro	(MXN)—	Mexican Peso

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust	(ETF)—	Exchange-Traded Fund
(ADR)—	American Depositary Receipt	(GDR)—	Global Depositary Receipt

BHFTI-366

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio II

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$1,868,570	$94,182	$—	$1,962,752
Air Freight & Logistics	—	311,043	—	311,043
Airlines	274,320	142,564	—	416,884
Auto Components	3,244,955	3,453,393	—	6,698,348
Automobiles	704,158	1,632,466	—	2,336,624
Banks	11,829,528	11,305,376	—	23,134,904
Beverages	2,259,405	1,633,452	—	3,892,857
Biotechnology	9,538,063	—	—	9,538,063
Building Products	452,037	406,562	—	858,599
Capital Markets	5,781,896	6,234,462	—	12,016,358
Chemicals	299,731	6,451,762	—	6,751,493
Commercial Services & Supplies	1,566,098	272,822	—	1,838,920
Communications Equipment	1,487,542	—	—	1,487,542
Construction & Engineering	—	1,302,587	—	1,302,587
Construction Materials	—	194,902	—	194,902
Consumer Finance	4,507,628	110,001	—	4,617,629
Diversified Consumer Services	647,955	—	—	647,955
Diversified Financial Services	538,596	912,201	—	1,450,797
Diversified Telecommunication Services	4,840,365	6,128,459	—	10,968,824
Electric Utilities	244,020	1,354,013	—	1,598,033
Electrical Equipment	2,426,763	2,312,470	—	4,739,233
Electronic Equipment, Instruments & Components	945,999	321,325	—	1,267,324
Energy Equipment & Services	962,763	557,819	—	1,520,582
Equity Real Estate Investment Trusts	1,209,175	417,813	—	1,626,988
Food & Staples Retailing	1,584,522	—	—	1,584,522
Food Products	5,173,656	3,913,428	—	9,087,084
Health Care Equipment & Supplies	668,021	1,802,116	—	2,470,137
Health Care Providers & Services	5,741,623	722,353	—	6,463,976
Health Care Technology	365,400	—	—	365,400
Household Durables	1,805,808	2,063,469	—	3,869,277
Household Products	7,927,644	—	—	7,927,644
Industrial Conglomerates	3,773,452	240,566	—	4,014,018
Insurance	6,125,983	4,818,216	—	10,944,199
Internet & Direct Marketing Retail	3,473,616	—	—	3,473,616
Internet Software & Services	10,329,192	402,911	—	10,732,103
IT Services	10,586,708	173,725	—	10,760,433
Leisure Products	977,880	—	—	977,880
Life Sciences Tools & Services	357,570	—	—	357,570
Machinery	5,510,290	3,522,112	—	9,032,402
Media	6,545,843	4,201,446	—	10,747,289

BHFTI-367

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio II

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Metals & Mining	$470,682	$4,612,389	$—	$5,083,071
Multi-Utilities	—	105,001	—	105,001
Multiline Retail	1,866,329	632,788	—	2,499,117
Oil, Gas & Consumable Fuels	8,411,503	7,989,588	—	16,401,091
Paper & Forest Products	188,530	1,066,393	—	1,254,923
Personal Products	268,510	3,605,205	—	3,873,715
Pharmaceuticals	14,693,640	9,093,348	—	23,786,988
Professional Services	315,900	1,636,395	—	1,952,295
Real Estate Management & Development	—	3,561,721	—	3,561,721
Road & Rail	3,097,241	1,505,465	—	4,602,706
Semiconductors & Semiconductor Equipment	10,625,788	259,609	—	10,885,397
Software	10,624,706	2,398,857	—	13,023,563
Specialty Retail	5,449,636	1,164,578	—	6,614,214
Technology Hardware, Storage & Peripherals	9,411,254	255,334	—	9,666,588
Textiles, Apparel & Luxury Goods	808,750	2,270,099	—	3,078,849
Thrifts & Mortgage Finance	213,218	—	—	213,218
Tobacco	3,414,348	3,540,711	—	6,955,059
Trading Companies & Distributors	218,360	3,056,283	—	3,274,643
Transportation Infrastructure	109,604	—	—	109,604
Water Utilities	442,662	—	—	442,662
Wireless Telecommunication Services	326,893	3,849,197	—	4,176,090
Total Common Stocks	197,534,329	118,012,977	—	315,547,306
Total Corporate Bonds & Notes*	—	295,455,251	—	295,455,251
Total Mutual Funds*	148,325,945	—	—	148,325,945
Total Mortgage-Backed Securities*	—	11,738,201	—	11,738,201
Total U.S. Treasury & Government Agencies*	—	10,029,383	—	10,029,383
Total Preferred Stock*	—	440,728	—	440,728
Total Short-Term Investment*	—	113,751,001	—	113,751,001
Total Securities Lending Reinvestments*	—	54,084,402	—	54,084,402
Total Investments	$345,860,274	$603,511,943	$—	$949,372,217

Collateral for Securities Loaned (Liability)	$—	$(54,084,423)	$—	$(54,084,423)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$451,037	$—	$451,037
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,558,665)	—	(1,558,665)
Total Forward Contracts	$—	$(1,107,628)	$—	$(1,107,628)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,050,199	$—	$—	$1,050,199
Futures Contracts (Unrealized Depreciation)	(4,095,618)	—	—	(4,095,618)
Total Futures Contracts	$(3,045,419)	$—	$—	$(3,045,419)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(10,005,695)	$—	$(10,005,695)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 1 to Level 2 in the amount of $650,454 were due to the application of a systematic fair valuation model factor.

BHFTI-368

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Mutual Funds—97.4% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—97.4%
Financial Select Sector SPDR Fund (a) (b)	1,783,386	$49,167,952
Industrial Select Sector SPDR Fund (a) (b)	674,444	50,104,445
iShares 20+ Year Treasury Bond ETF (a)	217,546	26,518,857
iShares Core MSCI Emerging Markets ETF	3,493,892	204,043,293
iShares Core S&P Mid-Cap ETF (a)	269,795	50,605,448
iShares Core S&P Small-Cap ETF (a)	987,905	76,078,564
iShares MSCI Canada ETF (a)	1,070,966	29,515,823
iShares MSCI EAFE ETF (a)	4,542,338	316,510,112
iShares TIPS Bond ETF	1,152,955	130,341,563
PowerShares DB Commodity Index Tracking ETF (a) (c)	1,569,686	26,653,268
SPDR Bloomberg Barclays High Yield Bond ETF (a) (b)	6,475,116	232,132,909
SPDR Dow Jones International Real Estate ETF (a) (b)	647,424	25,909,908
SPDR S&P 500 ETF Trust (a) (b)	2,642,014	695,245,984
SPDR S&P International Small Cap ETF (b)	1,452,065	51,388,580
Technology Select Sector SPDR Fund (a)	747,156	48,878,946
Vanguard FTSE Pacific ETF	883,930	64,482,693
Vanguard REIT ETF (a)	344,429	25,994,057
Vanguard Total Bond Market ETF (a)	4,542,212	363,059,005

Total Mutual Funds (Cost $2,226,495,858)		2,466,631,407

Short-Term Investment—2.6%

Mutual Fund—2.6%
AIM STIT-STIC Prime Portfolio	64,607,180	64,607,180

Total Short-Term Investments (Cost $64,607,180)		64,607,180

Securities Lending Reinvestments (d)—23.4%

Certificates of Deposit—9.5%
Banco Del Estado De Chile New York 1.985%, 1M LIBOR + 0.220%, 05/14/18 (e)	10,000,000	9,999,300
2.028%, 1M LIBOR + 0.220%, 07/17/18 (e)	7,500,000	7,497,128
BNP Paribas New York 1.886%, 1M LIBOR + 0.200%, 05/04/18 (e)	8,000,000	8,000,192
Chiba Bank, Ltd., New York 2.250%, 05/25/18	5,000,000	5,000,536
China Construction Bank 1.950%, 04/20/18	15,000,000	14,998,440
Citigroup Global Markets, Ltd. 2.070%, 1M LIBOR + 0.330%, 09/12/18 (e)	8,500,000	8,498,512
Cooperative Rabobank UA 1.860%, 3M LIBOR + 0.140%, 10/16/18 (e)	2,250,000	2,250,000
Credit Agricole S.A. 2.032%, 1M LIBOR + 0.330%, 10/09/18 (e)	10,000,000	9,998,590
Credit Suisse AG New York 1.976%, 1M LIBOR + 0.190%, 04/16/18 (e)	10,000,000	9,999,580
2.062%, 1M LIBOR + 0.190%, 04/25/18 (e)	15,000,000	14,999,595
Mitsubishi UFJ Trust and Banking Corp. 1.886%, 1M LIBOR + 0.200%, 06/07/18 (e)	12,000,000	11,997,384
2.077%, 1M LIBOR + 0.200%, 05/30/18 (e)	10,000,000	9,998,340

Certificates of Deposit—(Continued)
Mizuho Bank, Ltd., New York 1.891%, 1M LIBOR + 0.200%, 04/06/18 (e)	7,500,000	7,499,888
1.940%, 1M LIBOR + 0.200%, 04/11/18 (e)	5,000,000	5,000,110
Natixis New York 1.896%, 1M LIBOR + 0.210%, 08/06/18 (e)	2,000,000	1,999,828
2.220%, 06/11/18	5,000,000	5,000,830
Norinchukin Bank New York 1.846%, 1M LIBOR + 0.160%, 04/05/18 (e)	15,000,000	14,999,745
Royal Bank of Canada New York 1.836%, 04/05/18	3,003,573	2,999,949
2.301%, 1M LIBOR + 0.440%, 09/17/18 (e)	9,000,000	8,998,731
Standard Chartered plc 1.864%, 1M LIBOR + 0.200%, 05/01/18 (e)	15,000,000	14,996,760
2.154%, 1M LIBOR + 0.300%, 08/22/18 (e)	1,500,000	1,499,856
2.250%, 08/21/18	2,500,000	2,498,950
Sumitomo Mitsui Banking Corp., London 2.038%, 1M LIBOR + 0.230%, 05/17/18 (e)	8,000,000	7,994,000
Sumitomo Mitsui Banking Corp., New York 2.000%, 05/21/18	10,000,000	10,000,050
2.010%, 1M LIBOR + 0.270%, 09/10/18 (e)	8,000,000	7,997,608
2.062%, 1M LIBOR + 0.190%, 04/26/18 (e)	3,000,000	2,999,976
2.157%, 1M LIBOR + 0.280%, 07/30/18 (e)	5,000,000	4,999,810
Wells Fargo Bank N.A. 1.893%, 3M LIBOR + 0.140%, 10/26/18 (e)	25,000,000	25,009,612
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.450%, 02/15/19 (e)	3,000,000	2,999,733

		240,733,033

Commercial Paper—4.8%
Alpine, Ltd. 2.240%, 06/07/18	3,480,400	3,485,545
Canadian Imperial Bank of Commerce 2.208%, 1M LIBOR + 0.400%, 09/17/18 (e)	10,000,000	9,999,090
Danske Corp. 2.080%, 06/04/18	9,944,533	9,962,170
Industrial & Commercial Bank of China, Ltd. 1.960%, 04/20/18	14,951,817	14,983,860
ING Funding LLC 1.930%, 1M LIBOR + 0.190%, 08/10/18 (e)	3,500,000	3,498,754
LMA S.A. & LMA Americas 2.150%, 06/01/18	9,945,653	9,962,290
Oversea-Chinese Banking Corp., Ltd. 2.150%, 06/08/18	4,972,528	4,979,790
Ridgefield Funding Co. LLC 1.800%, 04/03/18	14,932,500	14,999,250
2.018%, 1M LIBOR + 0.210%, 05/17/18 (e)	4,000,000	3,999,424
2.040%, 05/21/18	11,938,800	11,965,356
Sheffield Receivables Co. 1.892%, 1M LIBOR + 0.190%, 06/07/18 (e)	7,499,237	7,499,460
2.080%, 05/21/18	7,461,433	7,478,040
UBS AG 1.880%, 1M LIBOR + 0.210%, 05/02/18 (e)	19,000,000	18,997,264

		121,810,293

BHFTI-369

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Master Demand Notes—0.2%
Natixis Financial Products LLC 1.910%, OBFR + 0.230%, 04/02/18 (e)	5,000,000	$5,000,000

Repurchase Agreements—7.7%
Citigroup Global Markets, Inc. Repurchase Agreement dated 10/16/17 at 2.260%, due on 07/02/18 with a maturity value of $5,081,297; collateralized by various Common Stock with an aggregate market value of $5,500,001.	5,000,000	5,000,000
Deutsche Bank AG, London Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $25,005,000; collateralized by Foreign Obligations with rates ranging from 0.500% - 2.750%, maturity dates ranging from 04/01/19 - 05/24/27, and an aggregate market value of $25,500,058.	25,000,000	25,000,000
Repurchase Agreement dated 01/09/18 at 2.070%, due on 04/02/18 with a maturity value of $2,210,500; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $2,443,566.	2,200,000	2,200,000
Repurchase Agreement dated 03/15/18 at 2.070%, due on 04/02/18 with a maturity value of $20,020,700; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $22,214,241.	20,000,000	20,000,000
Repurchase Agreement dated 09/12/17 at 2.210%, due on 07/02/18 with a maturity value of $15,269,804; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $16,660,681.	15,000,000	15,000,000
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $991,599; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $1,011,240.	991,410	991,410
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.230%, due on 06/29/18 with a maturity value of $17,643,417; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 8.875%, maturity dates ranging from 01/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $18,393,715.	17,000,000	17,000,000
Repurchase Agreement dated 08/01/17 at 2.230%, due on 06/29/18 with a maturity value of $7,654,242; collateralized by various Common Stock with an aggregate market value of $8,250,001.	7,500,000	7,500,000

Repurchase Agreements—(Continued)
NBC Global Finance Ltd. Repurchase Agreement dated 11/30/17 at 1.850%, due on 04/02/18 with a maturity value of $10,063,208; collateralized by various Common Stock with an aggregate market value of $11,122,599.	10,000,000	10,000,000
Repurchase Agreement dated 03/16/18 at 1.850%, due on 04/02/18 with a maturity value of $15,213,279; collateralized by various Common Stock with an aggregate market value of $16,906,351.	15,200,000	15,200,000
Repurchase Agreement dated 03/16/18 at 1.880%, due on 04/05/18 with a maturity value of $9,009,400; collateralized by various Common Stock with an aggregate market value of $10,010,339.	9,000,000	9,000,000
Societe Generale Repurchase Agreement dated 03/08/18 at 1.820%, due on 04/02/18 with a maturity value of $5,006,319; collateralized by various Common Stock with an aggregate market value of $5,558,620.	5,000,000	5,000,000
Repurchase Agreement dated 03/16/18 at 1.820%, due on 04/02/18 with a maturity value of $2,001,719; collateralized by various Common Stock with an aggregate market value of $2,223,448.	2,000,000	2,000,000
Repurchase Agreement dated 03/21/18 at 1.820%, due on 04/02/18 with a maturity value of $10,006,067; collateralized by various Common Stock with an aggregate market value of $11,117,239.	10,000,000	10,000,000
Repurchase Agreement dated 03/28/18 at 1.820%, due on 04/02/18 with a maturity value of $50,012,639; collateralized by various Common Stock with an aggregate market value of $55,586,196.	50,000,000	50,000,000

		193,891,410

Time Deposits—1.2%
ABN AMRO Bank NV 1.680%, 04/02/18	5,000,000	5,000,000
Australia New Zealand Bank 1.670%, 04/02/18	25,000,000	25,000,000

		30,000,000

Total Securities Lending Reinvestments (Cost $591,464,267)		591,434,736

Total Investments—123.4% (Cost $2,882,567,305)		3,122,673,323
Other assets and liabilities (net)—(23.4)%		(591,249,136)

Net Assets—100.0%		$2,531,424,187

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $583,197,211 and the collateral received consisted of cash in the amount of $591,271,885. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Affiliated Issuer.
(c)	Non-income producing security.

BHFTI-370

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ETF)—	Exchange-Traded Fund
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London InterBank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,466,631,407	$—	$—	$2,466,631,407
Total Short-Term Investment*	64,607,180	—	—	64,607,180
Total Securities Lending Reinvestments*	—	591,434,736	—	591,434,736
Total Investments	$2,531,238,587	$591,434,736	$—	$3,122,673,323

Collateral for Securities Loaned (Liability)	$—	$(591,271,885)	$—	$(591,271,885)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-371

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Mutual Funds—97.4% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—97.4%
Financial Select Sector SPDR Fund (a) (b)	664,914	$18,331,679
Industrial Select Sector SPDR Fund (a) (b)	251,860	18,710,679
iShares 20+ Year Treasury Bond ETF (a)	82,406	10,045,291
iShares Core MSCI Emerging Markets ETF	1,628,360	95,096,224
iShares Core S&P Mid-Cap ETF (a)	252,771	47,412,257
iShares Core S&P Small-Cap ETF (a)	613,182	47,221,146
iShares MSCI Canada ETF (a)	751,722	20,717,458
iShares MSCI EAFE ETF	2,525,853	176,001,437
iShares TIPS Bond ETF	260,218	29,417,645
PowerShares DB Commodity Index Tracking ETF (c)	586,863	9,964,934
SPDR Bloomberg Barclays High Yield Bond ETF (a) (b)	1,079,216	38,689,894
SPDR Dow Jones International Real Estate ETF (a) (b)	243,603	9,748,992
SPDR S&P 500 ETF Trust (a) (b)	1,163,348	306,135,026
SPDR S&P International Small Cap ETF (b)	815,943	28,876,223
Technology Select Sector SPDR Fund (a) (b)	278,851	18,242,433
Vanguard FTSE Pacific ETF	331,439	24,178,475
Vanguard REIT ETF (a)	129,658	9,785,289
Vanguard Total Bond Market ETF	122,567	9,796,780

Total Mutual Funds (Cost $781,444,837)		918,371,862

Short-Term Investment—2.5%

Mutual Fund—2.5%
AIM STIT-STIC Prime Portfolio	23,870,262	23,870,262

Total Short-Term Investments (Cost $23,870,262)		23,870,262

Securities Lending Reinvestments (d)—22.4%

Certificates of Deposit—9.3%
Banco Del Estado De Chile New York 1.985%, 1M LIBOR + 0.220%, 05/14/18 (e)	5,000,000	4,999,650
2.028%, 1M LIBOR + 0.220%, 07/17/18 (e)	4,000,000	3,998,468
Credit Agricole S.A. 2.032%, 1M LIBOR + 0.330%, 10/09/18 (e)	5,000,000	4,999,295
Credit Suisse AG New York 1.930%, 1M LIBOR + 0.190%, 05/11/18 (e)	5,000,000	4,999,440
1.976%, 1M LIBOR + 0.190%, 04/16/18 (e)	1,500,000	1,499,937
2.062%, 1M LIBOR + 0.190%, 04/25/18 (e)	5,000,000	4,999,865
Mitsubishi UFJ Trust and Banking Corp. 1.886%, 1M LIBOR + 0.200%, 06/07/18 (e)	3,500,000	3,499,237
1.976%, 1M LIBOR + 0.190%, 04/16/18 (e)	1,500,000	1,499,909
2.077%, 1M LIBOR + 0.200%, 05/30/18 (e)	5,000,000	4,999,170
Mizuho Bank, Ltd., New York 1.940%, 1M LIBOR + 0.200%, 04/11/18 (e)	7,000,000	7,000,154
Norinchukin Bank New York 1.846%, 1M LIBOR + 0.160%, 04/05/18 (e)	5,000,000	4,999,915
Royal Bank of Canada New York 1.990%, 1M LIBOR + 0.250%, 01/11/19 (e)	7,500,000	7,485,675

Certificates of Deposit—(Continued)
Standard Chartered plc 1.864%, 1M LIBOR + 0.200%, 05/01/18 (e)	3,000,000	2,999,352
2.154%, 1M LIBOR + 0.300%, 08/22/18 (e)	1,500,000	1,499,856
2.250%, 08/21/18	2,500,000	2,498,950
Sumitomo Mitsui Banking Corp., London 2.038%, 1M LIBOR + 0.230%, 05/17/18 (e)	4,500,000	4,496,625
Sumitomo Mitsui Banking Corp., New York 1.920%, 1M LIBOR + 0.180%, 04/11/18 (e)	6,000,000	5,999,784
1.930%, 1M LIBOR + 0.190%, 04/12/18 (e)	2,500,000	2,499,892
2.157%, 1M LIBOR + 0.280%, 07/30/18 (e)	2,500,000	2,499,905
Wells Fargo Bank N.A. 1.893%, 3M LIBOR + 0.140%, 10/26/18 (e)	8,000,000	8,003,076
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.450%, 02/15/19 (e)	2,000,000	1,999,822

		87,477,977

Commercial Paper—5.2%
Canadian Imperial Bank of Commerce 2.208%, 1M LIBOR + 0.400%, 09/17/18 (e)	3,000,000	2,999,727
Danske Corp. 2.080%, 06/04/18	3,977,813	3,984,868
Industrial & Commercial Bank of China, Ltd. 1.960%, 04/20/18	3,987,151	3,995,696
ING Funding LLC 1.930%, 1M LIBOR + 0.190%, 08/10/18 (e)	3,000,000	2,998,932
Oversea-Chinese Banking Corp., Ltd. 2.150%, 06/08/18	4,972,528	4,979,790
Ridgefield Funding Co. LLC 1.800%, 04/03/18	9,955,000	9,999,500
2.018%, 1M LIBOR + 0.210%, 05/17/18 (e)	8,000,000	7,998,848
Sheffield Receivables Co. 1.892%, 1M LIBOR + 0.190%, 06/07/18 (e)	2,499,746	2,499,820
2.080%, 05/21/18	2,487,144	2,492,680
UBS AG 1.880%, 1M LIBOR + 0.210%, 05/02/18 (e)	7,000,000	6,998,992

		48,948,853

Master Demand Notes—0.9%
Natixis Financial Products LLC 1.930%, OBFR + 0.250%, 04/02/18 (e)	8,000,000	8,000,000

Repurchase Agreements—6.0%
Citigroup Global Markets, Inc. Repurchase Agreement dated 01/25/17 at 2.230%, due on 06/29/18 with a maturity value of $1,651,538; collateralized by various Common Stock with an aggregate market value of $1,760,000.	1,600,000	1,600,000
Deutsche Bank AG, London Repurchase Agreement dated 09/12/17 at 2.210%, due on 07/02/18 with a maturity value of $3,562,954; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $3,887,492.	3,500,000	3,500,000

BHFTI-372

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $10,397,252; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $10,603,204.	10,395,277	$10,395,277
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.230%, due on 06/29/18 with a maturity value of $3,632,468; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 8.875%, maturity dates ranging from 01/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $3,786,941.	3,500,000	3,500,000
Repurchase Agreement dated 08/01/17 at 2.230%, due on 06/29/18 with a maturity value of $10,205,656; collateralized by various Common Stock with an aggregate market value of $11,000,001.	10,000,000	10,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 1.850%, due on 04/02/18 with a maturity value of $9,861,944; collateralized by various Common Stock with an aggregate market value of $10,900,147.	9,800,000	9,800,000
Repurchase Agreement dated 03/16/18 at 1.850%, due on 04/02/18 with a maturity value of $11,009,610; collateralized by various Common Stock with an aggregate market value of $12,234,859.	11,000,000	11,000,000
Repurchase Agreement dated 03/16/18 at 1.880%, due on 04/05/18 with a maturity value of $2,002,089; collateralized by various Common Stock with an aggregate market value of $2,224,520.	2,000,000	2,000,000
Societe Generale Repurchase Agreement dated 03/08/18 at 1.820%, due on 04/02/18 with a maturity value of $5,006,319; collateralized by various Common Stock with an aggregate market value of $5,558,620.	5,000,000	5,000,000

		56,795,277

Time Deposit—1.0%
Australia New Zealand Bank 1.670%, 04/02/18	9,000,000	9,000,000

Total Securities Lending Reinvestments (Cost $210,249,029)		210,222,107

Total Investments—122.3% (Cost $1,015,564,128)		1,152,464,231
Other assets and liabilities (net)—(22.3)%		(209,841,114)

Net Assets—100.0%		$942,623,117

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $207,954,606 and the collateral received consisted of cash in the amount of $210,174,659. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Affiliated Issuer.
(c)	Non-income producing security.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ETF)—	Exchange-Traded Fund
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London InterBank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate

BHFTI-373

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$918,371,862	$—	$—	$918,371,862
Total Short-Term Investment*	23,870,262	—	—	23,870,262

Total Securities Lending Reinvestments*	—	210,222,107	—	210,222,107
Total Investments	$942,242,124	$210,222,107	$—	$1,152,464,231

Collateral for Securities Loaned (Liability)	$—	$(210,174,659)	$—	$(210,174,659)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-374

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—96.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.1%
Boeing Co. (The)	181,905	$59,643,012
Raytheon Co.	112,304	24,237,449
United Technologies Corp.	191,350	24,075,657

		107,956,118

Air Freight & Logistics—0.8%
United Parcel Service, Inc. - Class B	272,879	28,559,516

Airlines—1.3%
Southwest Airlines Co. (a)	795,758	45,581,018

Auto Components—1.2%
Magna International, Inc.	702,437	39,582,325

Automobiles—0.2%
General Motors Co.	229,501	8,340,066

Banks—14.8%
Citigroup, Inc.	1,269,256	85,674,780
Fifth Third Bancorp (a)	2,395,356	76,052,553
First Republic Bank (a)	55,181	5,110,312
JPMorgan Chase & Co.	1,581,135	173,877,416
Signature Bank (b)	84,000	11,923,800
U.S. Bancorp	1,157,990	58,478,495
Wells Fargo & Co.	1,924,546	100,865,456

		511,982,812

Beverages—1.1%
PepsiCo, Inc.	348,722	38,063,006

Biotechnology—1.0%
Gilead Sciences, Inc.	452,331	34,101,234

Building Products—1.3%
Johnson Controls International plc (a)	1,256,270	44,270,955

Capital Markets—4.2%
Ameriprise Financial, Inc. (a)	19,315	2,857,461
Bank of New York Mellon Corp. (The)	993,505	51,195,313
Morgan Stanley (a)	1,693,390	91,375,324

		145,428,098

Chemicals—2.3%
CF Industries Holdings, Inc. (a)	793,191	29,927,096
DowDuPont, Inc. (a)	782,607	49,859,892

		79,786,988

Commercial Services & Supplies—0.5%
Stericycle, Inc. (a) (b)	264,721	15,494,120

Communications Equipment—2.3%
Cisco Systems, Inc.	1,871,857	80,283,947

Construction Materials—0.7%
Vulcan Materials Co. (a)	205,003	23,405,193

Containers & Packaging—1.1%
International Paper Co.	735,150	39,279,064

Diversified Telecommunication Services—1.7%
Verizon Communications, Inc.	1,225,053	58,582,034

Electric Utilities—4.9%
Exelon Corp.	788,220	30,748,462
PG&E Corp. (a)	956,170	42,004,548
Southern Co. (The) (a)	1,311,245	58,560,202
Westar Energy, Inc.	699,157	36,768,667

		168,081,879

Electronic Equipment, Instruments & Components—1.0%
TE Connectivity, Ltd.	346,394	34,604,761

Equity Real Estate Investment Trusts—1.3%
SL Green Realty Corp. (a)	115,000	11,135,450
Weyerhaeuser Co. (a)	948,433	33,195,155

		44,330,605

Food & Staples Retailing—2.3%
CVS Health Corp. (a)	454,000	28,243,340
Walmart, Inc.	588,884	52,393,009

		80,636,349

Food Products—3.6%
Bunge, Ltd.	580,086	42,891,559
Tyson Foods, Inc. - Class A	1,105,096	80,881,976

		123,773,535

Health Care Equipment & Supplies—3.5%
Becton Dickinson & Co.	123,312	26,721,710
Hologic, Inc. (a) (b)	888,918	33,209,977
Medtronic plc	775,593	62,218,070

		122,149,757

Health Care Providers & Services—1.8%
Aetna, Inc.	376,238	63,584,222

Hotels, Restaurants & Leisure—1.2%
Carnival Corp.	329,813	21,629,137
Las Vegas Sands Corp.	292,976	21,064,974

		42,694,111

Household Products—1.1%
Kimberly-Clark Corp.	333,513	36,729,787

Industrial Conglomerates—0.4%
General Electric Co.	987,449	13,310,813

Insurance—6.2%
American International Group, Inc.	703,345	38,276,035
Chubb, Ltd. (a)	569,368	77,872,461
Loews Corp. (a)	788,960	39,234,981

BHFTI-375

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Marsh & McLennan Cos., Inc.	500,229	$41,313,913
XL Group, Ltd.	340,392	18,810,062

		215,507,452

Leisure Products—0.4%
Mattel, Inc. (a)	1,040,955	13,688,558

Life Sciences Tools & Services—0.5%
Thermo Fisher Scientific, Inc.	86,175	17,791,691

Machinery—0.8%
Illinois Tool Works, Inc.	179,351	28,097,128

Media—3.4%
Comcast Corp. - Class A	1,045,209	35,714,791
News Corp. - Class A	1,423,236	22,487,129
Twenty-First Century Fox, Inc. - Class B	1,640,262	59,656,329

		117,858,249

Multiline Retail—0.6%
Kohl’s Corp. (a)	327,064	21,425,963

Oil, Gas & Consumable Fuels—9.3%
Apache Corp. (a)	382,177	14,706,171
Canadian Natural Resources, Ltd.	723,258	22,760,929
EQT Corp. (a)	349,040	16,582,891
Exxon Mobil Corp.	933,617	69,657,164
Hess Corp. (a)	749,566	37,943,031
Occidental Petroleum Corp.	585,561	38,038,043
Total S.A. (ADR)	1,557,080	89,827,945
TransCanada Corp. (a)	822,239	33,966,693

		323,482,867

Pharmaceuticals—6.6%
Johnson & Johnson	504,591	64,663,337
Merck & Co., Inc.	1,103,850	60,126,709
Perrigo Co. plc	395,367	32,949,886
Pfizer, Inc.	1,981,695	70,330,355

		228,070,287

Road & Rail—0.6%
Canadian Pacific Railway, Ltd.	124,677	22,005,491

Semiconductors & Semiconductor Equipment—3.4%
Applied Materials, Inc.	469,027	26,082,591
QUALCOMM, Inc.	999,756	55,396,480
Texas Instruments, Inc.	350,703	36,434,535

		117,913,606

Software—3.8%
Microsoft Corp.	1,433,279	130,815,374

Specialty Retail—0.3%
Lowe’s Cos., Inc. (a)	117,213	$10,285,441

Tobacco—1.7%
Philip Morris International, Inc.	594,855	59,128,587

Total Common Stocks (Cost $2,780,675,272)		3,336,663,007

Convertible Preferred Stocks—1.7%

Electric Utilities—0.9%
NextEra Energy, Inc. 6.123%, 09/01/19	534,523	30,820,596

Health Care Equipment & Supplies—0.2%
Becton Dickinson and Co. 6.125%, 05/01/20	131,417	7,678,695

Multi-Utilities—0.6%
Sempra Energy 6.000%, 01/15/21 (a)	205,818	21,069,589

Total Convertible Preferred Stocks (Cost $53,778,109)		59,568,880

Short-Term Investment—1.7%

Mutual Fund—1.7%
T. Rowe Price Treasury Reserve Fund (c)	58,590,878	58,590,878

Total Short-Term Investments (Cost $58,590,878)		58,590,878

Securities Lending Reinvestments (d)—8.9%

Certificates of Deposit—3.1%
Banco Del Estado De Chile New York 2.354%, 1M LIBOR + 0.500%, 09/21/18 (e)	5,000,000	4,999,675
Bank of Nova Scotia 2.482%, 3M LIBOR + 0.280%, 03/20/19 (e)	3,000,000	2,998,692
BNP Paribas New York 1.886%, 1M LIBOR + 0.200%, 05/04/18 (e)	5,000,000	5,000,120
Canadian Imperial Bank of Commerce 1.920%, 1M LIBOR + 0.170%, 04/13/18 (e)	3,000,000	2,999,904
China Construction Bank 1.950%, 04/20/18	4,000,000	3,999,584
Citigroup Global Markets, Ltd. 2.070%, 1M LIBOR + 0.330%, 09/12/18 (e)	3,000,000	2,999,475
Cooperative Rabobank UA 1.860%, 3M LIBOR + 0.140%, 10/16/18 (e)	5,000,000	5,000,000
Credit Agricole S.A. 2.032%, 1M LIBOR + 0.330%, 10/09/18 (e)	5,000,000	4,999,295
Credit Suisse AG New York 1.930%, 1M LIBOR + 0.190%, 05/11/18 (e)	4,000,000	3,999,552
1.976%, 1M LIBOR + 0.190%, 04/16/18 (e)	1,500,000	1,499,937
2.230%, FEDEFF PRV + 0.550%, 09/07/18 (e)	2,000,000	2,000,000

BHFTI-376

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Mitsubishi UFJ Trust and Banking Corp. 1.886%, 1M LIBOR + 0.200%, 06/07/18 (e)	2,000,000	$1,999,564
1.976%, 1M LIBOR + 0.190%, 04/16/18 (e)	2,500,000	2,499,847
2.077%, 1M LIBOR + 0.200%, 05/30/18 (e)	3,000,000	2,999,502
Mizuho Bank, Ltd., New York 2.077%, 1M LIBOR + 0.200%, 05/29/18 (e)	7,500,000	7,499,370
Natixis New York 2.220%, 06/11/18	2,000,000	2,000,332
Norinchukin Bank New York 1.670%, 1M LIBOR + 0.300%, 09/04/18 (e)	6,000,000	5,996,364
Royal Bank of Canada New York 2.222%, 1M LIBOR + 0.400%, 09/17/18 (e)	7,000,000	6,998,418
2.301%, 1M LIBOR + 0.440%, 09/17/18 (e)	5,000,000	4,999,295
Standard Chartered plc 2.154%, 1M LIBOR + 0.300%, 08/22/18 (e)	2,000,000	1,999,808
2.250%, 08/21/18	2,000,000	1,999,160
Sumitomo Mitsui Banking Corp., London 2.038%, 1M LIBOR + 0.230%, 05/17/18 (e)	2,500,000	2,498,125
2.071%, 1M LIBOR + 0.230%, 05/21/18 (e)	4,500,000	4,500,000
Sumitomo Mitsui Banking Corp., New York 1.916%, 1M LIBOR + 0.230%, 09/05/18 (e)	2,000,000	1,999,190
2.010%, 1M LIBOR + 0.270%, 09/10/18 (e)	2,000,000	1,999,402
2.157%, 1M LIBOR + 0.280%, 07/30/18 (e)	1,000,000	999,962
Svenska Handelsbanken AB 2.027%, 1M LIBOR + 0.150%, 04/30/18 (e)	6,000,000	5,999,832
Wells Fargo Bank N.A. 1.835%, 3M LIBOR + 0.130%, 07/11/18 (e)	5,750,000	5,749,914
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.450%, 02/15/19 (e)	3,000,000	2,999,733

		106,234,052

Commercial Paper—1.0%
Canadian Imperial Bank of Commerce 2.208%, 1M LIBOR + 0.400%, 09/17/18 (e)	7,500,000	7,499,317
Danske Corp. 2.080%, 06/04/18	5,966,720	5,977,302
Industrial & Commercial Bank of China, Ltd. 1.960%, 04/20/18	3,987,151	3,995,696
Macquarie Bank, Ltd., London 2.020%, 05/16/18	4,975,031	4,987,345
Sheffield Receivables Co. 2.080%, 05/21/18	5,969,147	5,982,432
UBS AG 1.880%, 1M LIBOR + 0.210%, 05/02/18 (e)	7,500,000	7,498,920

		35,941,012

Repurchase Agreements—3.5%
Deutsche Bank AG, London Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $7,701,497; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 03/07/22 - 05/24/27, and an aggregate market value of $7,854,042.	7,700,000	7,700,000

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $4,400,856; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 05/02/25, and an aggregate market value of $4,488,010.	4,400,000	4,400,000
Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $4,200,840; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.125%, maturity dates ranging from 04/14/22 - 08/07/23, and an aggregate market value of $4,284,028.	4,200,000	4,200,000
Repurchase Agreement dated 01/09/18 at 2.070%, due on 04/02/18 with a maturity value of $1,406,682; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $1,554,997.	1,400,000	1,400,000
Repurchase Agreement dated 03/15/18 at 2.070%, due on 04/02/18 with a maturity value of $10,896,266; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $12,090,101.	10,885,000	10,885,000
Repurchase Agreement dated 09/12/17 at 2.210%, due on 07/02/18 with a maturity value of $3,308,458; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $3,609,814.	3,250,000	3,250,000
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $3,789,651; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $3,864,717.	3,788,931	3,788,931
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.230%, due on 06/29/18 with a maturity value of $2,075,696; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 8.875%, maturity dates ranging from 01/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $2,163,966.	2,000,000	2,000,000
Repurchase Agreement dated 08/01/17 at 2.230%, due on 06/29/18 with a maturity value of $11,226,221; collateralized by various Common Stock with an aggregate market value of $12,100,001.	11,000,000	11,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 1.850%, due on 04/02/18 with a maturity value of $5,736,029; collateralized by various Common Stock with an aggregate market value of $6,339,882.	5,700,000	5,700,000
Repurchase Agreement dated 03/16/18 at 1.850%, due on 04/02/18 with a maturity value of $10,008,736; collateralized by various Common Stock with an aggregate market value of $11,122,599.	10,000,000	10,000,000

BHFTI-377

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd. Repurchase Agreement dated 03/16/18 at 1.880%, due on 04/05/18 with a maturity value of $7,007,311; collateralized by various Common Stock with an aggregate market value of $7,785,819.	7,000,000	$7,000,000
Pershing LLC Repurchase Agreement dated 03/29/18 at 1.780%, due on 04/02/18 with a maturity value of $2,000,396; collateralized by U.S. Government Agency and Treasury Obligations with rates ranging from 0.000% - 11.500%, maturity dates ranging from 03/31/18 - 02/20/68, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
Societe Generale Repurchase Agreement dated 03/08/18 at 1.820%, due on 04/02/18 with a maturity value of $15,018,958; collateralized by various Common Stock with an aggregate market value of $16,675,859.	15,000,000	15,000,000
Repurchase Agreement dated 03/16/18 at 1.820%, due on 04/02/18 with a maturity value of $20,017,189; collateralized by various Common Stock with an aggregate market value of $22,234,478.	20,000,000	20,000,000
Repurchase Agreement dated 03/28/18 at 1.820%, due on 04/02/18 with a maturity value of $15,003,792; collateralized by various Common Stock with an aggregate market value of $16,675,859.	15,000,000	15,000,000

		123,323,931

Time Deposits—1.3%
ABN AMRO Bank NV 1.680%, 04/02/18	12,000,000	12,000,000
Australia New Zealand Bank 1.670%, 04/02/18	10,000,000	10,000,000
DNB Bank ASA 1.640%, 04/02/18	5,000,000	5,000,000
DZ Bank AG 1.670%, 04/02/18	5,000,000	5,000,000

Time Deposits—(Continued)
Nordea Bank New York 1.640%, 04/02/18	5,000,000	5,000,000
Svenska Handelsbanken AB 1.640%, 04/02/18	8,000,000	8,000,000

		45,000,000

Total Securities Lending Reinvestments (Cost $310,518,840)		310,498,995

Total Investments—108.6% (Cost $3,203,563,099)		3,765,321,760
Other assets and liabilities (net)—(8.6)%		(299,713,730)

Net Assets—100.0%		$3,465,608,030

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $304,663,140 and the collateral received consisted of cash in the amount of $310,471,979. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Affiliated Issuer.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London InterBank Offered Rate

BHFTI-378

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$3,336,663,007	$—	$—	$3,336,663,007
Total Convertible Preferred Stocks*	59,568,880	—	—	59,568,880
Total Short-Term Investment*	58,590,878	—	—	58,590,878
Total Securities Lending Reinvestments*	—	310,498,995	—	310,498,995
Total Investments	$3,454,822,765	$310,498,995	$—	$3,765,321,760

Collateral for Securities Loaned (Liability)	$—	$(310,471,979)	$—	$(310,471,979)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-379

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—92.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.4%
BWX Technologies, Inc. (a)	102,000	$6,480,060
Harris Corp.	176,000	28,385,280
Maxar Technologies, Ltd. (a)	93,276	4,314,015
Textron, Inc.	653,000	38,507,410

		77,686,765

Airlines—0.6%
United Continental Holdings, Inc. (b)	144,000	10,003,680

Auto Components—0.4%
Aptiv plc	86,000	7,307,420

Automobiles—0.2%
Ferrari NV	28,000	3,374,560

Banks—0.8%
Fifth Third Bancorp	288,000	9,144,000
Webster Financial Corp. (a)	89,000	4,930,600

		14,074,600

Biotechnology—2.6%
Alkermes plc (a) (b)	332,000	19,242,720
Alnylam Pharmaceuticals, Inc. (a) (b)	102,000	12,148,200
Incyte Corp. (b)	71,000	5,916,430
Sage Therapeutics, Inc. (a) (b)	11,300	1,820,091
Seattle Genetics, Inc. (a) (b)	100,000	5,234,000
TESARO, Inc. (a) (b)	21,000	1,199,940

		45,561,381

Building Products—0.8%
Allegion plc	173,000	14,755,170

Capital Markets—3.6%
Cboe Global Markets, Inc.	146,000	16,658,600
KKR & Co. L.P.	348,000	7,064,400
MarketAxess Holdings, Inc. (a)	27,000	5,870,880
MSCI, Inc. (a)	15,000	2,242,050
Oaktree Capital Group LLC	70,123	2,776,871
TD Ameritrade Holding Corp.	477,000	28,252,710

		62,865,511

Chemicals—2.5%
Air Products & Chemicals, Inc.	116,000	18,447,480
Ashland Global Holdings, Inc. (a)	20,000	1,395,800
RPM International, Inc. (a)	235,000	11,202,450
Valvoline, Inc. (a)	632,000	13,986,160

		45,031,890

Commercial Services & Supplies—1.9%
ADT, Inc. (a)	344,000	2,727,920
KAR Auction Services, Inc.	231,000	12,520,200
Waste Connections, Inc.	258,000	18,508,920

		33,757,040

Construction Materials—0.5%
Martin Marietta Materials, Inc.	43,000	8,913,900

Consumer Finance—0.3%
SLM Corp. (b)	517,000	5,795,570

Containers & Packaging—1.2%
Ardagh Group S.A.	35,000	653,800
Ball Corp.	523,000	20,768,330

		21,422,130

Diversified Consumer Services—0.7%
ServiceMaster Global Holdings, Inc. (b)	225,354	11,459,251

Electrical Equipment—1.9%
Acuity Brands, Inc. (a)	44,000	6,124,360
Sensata Technologies Holding plc (a) (b)	543,000	28,143,690

		34,268,050

Electronic Equipment, Instruments & Components—3.1%
Coherent, Inc. (a) (b)	33,000	6,184,200
Corning, Inc.	461,000	12,852,680
Keysight Technologies, Inc. (b)	584,000	30,595,760
National Instruments Corp. (a)	119,000	6,017,830

		55,650,470

Food & Staples Retailing—1.0%
Casey’s General Stores, Inc. (a)	93,000	10,208,610
Sprouts Farmers Market, Inc. (a) (b)	316,000	7,416,520

		17,625,130

Food Products—0.8%
Conagra Brands, Inc.	203,000	7,486,640
TreeHouse Foods, Inc. (a) (b)	193,000	7,386,110

		14,872,750

Gas Utilities—0.3%
Atmos Energy Corp.	69,000	5,812,560

Health Care Equipment & Supplies—6.7%
Cooper Cos., Inc. (The)	122,000	27,914,820
DENTSPLY SIRONA, Inc.	71,000	3,572,010
DexCom, Inc. (a) (b)	101,000	7,490,160
Hologic, Inc. (a) (b)	709,000	26,488,240
IDEXX Laboratories, Inc. (b)	22,000	4,210,580
Teleflex, Inc.	159,000	40,541,820
West Pharmaceutical Services, Inc. (a)	87,000	7,681,230

		117,898,860

Health Care Providers & Services—1.9%
Acadia Healthcare Co., Inc. (a) (b)	204,000	7,992,720
Envision Healthcare Corp. (a) (b)	374,671	14,398,606
MEDNAX, Inc. (a) (b)	216,000	12,016,080

		34,407,406

BHFTI-380

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Technology—0.5%
athenahealth, Inc. (a) (b)	27,000	$3,861,810
Veeva Systems, Inc. - Class A (a) (b)	69,000	5,038,380

		8,900,190

Hotels, Restaurants & Leisure—5.9%
Aramark	280,000	11,076,800
Dunkin’ Brands Group, Inc. (a)	148,000	8,834,120
Marriott International, Inc. - Class A	174,000	23,660,520
MGM Resorts International (a)	416,000	14,568,320
Norwegian Cruise Line Holdings, Ltd. (b)	488,000	25,849,360
Royal Caribbean Cruises, Ltd.	58,000	6,828,920
Vail Resorts, Inc. (a)	64,000	14,188,800

		105,006,840

Industrial Conglomerates—1.8%
Roper Technologies, Inc.	114,000	31,998,660

Insurance—4.3%
Axis Capital Holdings, Ltd.	1,429	82,267
FNF Group	610,000	24,412,200
Progressive Corp. (The)	406,000	24,737,580
Willis Towers Watson plc	174,000	26,481,060

		75,713,107

Internet & Direct Marketing Retail—0.6%
Expedia Group, Inc. (a)	98,000	10,820,180

Internet Software & Services—2.0%
Dropbox, Inc. - Class A (a) (b)	17,446	545,187
IAC/InterActiveCorp (b)	124,000	19,391,120
Match Group, Inc. (a) (b)	139,000	6,177,160
Shopify, Inc. - Class A (a) (b)	29,000	3,613,110
VeriSign, Inc. (a) (b)	13,787	1,634,587
Zillow Group, Inc. - Class A (a) (b)	31,000	1,674,000
Zillow Group, Inc. - Class C (a) (b)	28,000	1,506,400

		34,541,564

IT Services—7.6%
Black Knight, Inc. (b)	263,000	12,387,300
CoreLogic, Inc. (b)	291,000	13,161,930
CSRA, Inc.	361,000	14,884,030
Fidelity National Information Services, Inc.	101,000	9,726,300
Fiserv, Inc. (b)	290,000	20,679,900
FleetCor Technologies, Inc. (b)	58,000	11,745,000
Gartner, Inc. (a) (b)	57,000	6,704,340
Global Payments, Inc.	188,000	20,965,760
Worldpay, Inc. - Class A (b)	289,000	23,767,360

		134,021,920

Life Sciences Tools & Services—3.3%
Agilent Technologies, Inc.	404,000	27,027,600
Bruker Corp. (a)	550,000	16,456,000
Illumina, Inc. (b)	23,000	5,437,660
IQVIA Holdings, Inc. (b)	101,000	9,909,110

		58,830,370

Machinery—4.4%
Colfax Corp. (b)	289,000	9,219,100
Fortive Corp.	220,000	17,054,400
Gardner Denver Holdings, Inc. (a) (b)	193,000	5,921,240
IDEX Corp. (a)	202,000	28,787,020
Xylem, Inc. (a)	215,000	16,537,800

		77,519,560

Metals & Mining—0.5%
Franco-Nevada Corp.	116,000	7,933,240

Multi-Utilities—0.5%
Sempra Energy (a)	86,000	9,564,920

Multiline Retail—1.7%
Dollar General Corp.	323,000	30,216,650

Oil, Gas & Consumable Fuels—1.3%
ARC Resources, Ltd. (a)	307,000	3,345,582
Centennial Resource Development, Inc. - Class A (a) (b)	224,000	4,110,400
Centennial Resource Development, Inc. - Class A (b)	63,000	1,156,050
Concho Resources, Inc. (b)	87,000	13,078,710
Venture Global LNG, Inc. - Series B (b) (c) (d) (e)	78	235,560
Venture Global LNG, Inc. - Series C (b) (c) (d) (e)	540	1,630,800

		23,557,102

Pharmaceuticals—1.0%
Catalent, Inc. (a) (b)	347,000	14,247,820
Zoetis, Inc.	36,568	3,053,794

		17,301,614

Professional Services—3.3%
CoStar Group, Inc. (b)	29,000	10,517,720
Equifax, Inc.	46,000	5,419,260
IHS Markit, Ltd. (b)	216,000	10,419,840
TransUnion (b)	243,000	13,797,540
Verisk Analytics, Inc. (b)	179,000	18,616,000

		58,770,360

Real Estate Management & Development—0.1%
WeWork Cos., Inc. - Class A (b) (c) (d) (e)	34,388	1,576,690

Road & Rail—0.8%
J.B. Hunt Transport Services, Inc. (a)	29,000	3,397,350
Kansas City Southern	100,000	10,985,000

		14,382,350

Semiconductors & Semiconductor Equipment—4.9%
Marvell Technology Group, Ltd. (a)	620,000	13,020,000
Maxim Integrated Products, Inc.	144,000	8,671,680
Microchip Technology, Inc. (a)	393,000	35,904,480
Microsemi Corp. (b)	102,000	6,601,440
Qorvo, Inc. (b)	58,000	4,086,100
Xilinx, Inc.	244,000	17,626,560

		85,910,260

BHFTI-381

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—5.8%
Atlassian Corp. plc - Class A (b)	211,000	$11,377,120
CDK Global, Inc.	133,000	8,424,220
Electronic Arts, Inc. (b)	57,000	6,910,680
Guidewire Software, Inc. (a) (b)	70,000	5,658,100
Red Hat, Inc. (b)	116,000	17,343,160
ServiceNow, Inc. (b)	23,000	3,805,350
Splunk, Inc. (a) (b)	46,000	4,525,940
SS&C Technologies Holdings, Inc.	175,000	9,387,000
Symantec Corp.	360,000	9,306,000
Tableau Software, Inc. - Class A (b)	106,000	8,566,920
Workday, Inc. - Class A (a) (b)	130,000	16,524,300

		101,828,790

Specialty Retail—2.7%
Burlington Stores, Inc. (b)	87,000	11,584,050
CarMax, Inc. (b)	190,000	11,768,600
Michaels Cos., Inc. (The) (a) (b)	230,000	4,533,300
O’Reilly Automotive, Inc. (b)	58,000	14,348,040
Ulta Salon Cosmetics & Fragrance, Inc. (b)	29,000	5,923,830

		48,157,820

Textiles, Apparel & Luxury Goods—2.4%
PVH Corp.	46,000	6,965,780
Tapestry, Inc.	661,000	34,775,210

		41,740,990

Trading Companies & Distributors—0.9%
HD Supply Holdings, Inc. (b)	407,000	15,441,580

Total Common Stocks (Cost $1,107,089,681)		1,636,278,851

Convertible Preferred Stocks—0.6%

Internet Software & Services—0.2%
Roofoods, Ltd. - Series F (b) (c) (d) (e)	7,253	2,564,447

Real Estate Management & Development—0.4%
WeWork Cos., Inc. - Series D1 (b) (c) (d) (e)	89,839	4,119,118
WeWork Cos., Inc. - Series D2 (b) (c) (d) (e)	70,588	3,236,460

		7,355,578

Total Convertible Preferred Stocks (Cost $5,235,743)		9,920,025

Short-Term Investment—7.0%

Mutual Fund—7.0%
T. Rowe Price Treasury Reserve Fund (f)	124,033,285	124,033,285

Total Short-Term Investments (Cost $124,033,285)		124,033,285

Securities Lending Reinvestments (g)—18.3%
Security Description	Principal Amount*	Value

Certificates of Deposit—10.6%
Banco Del Estado De Chile New York 1.985%, 1M LIBOR + 0.220%, 05/14/18 (h)	5,000,000	$4,999,650
2.354%, 1M LIBOR + 0.500%, 09/21/18 (h)	5,000,000	4,999,675
Bank of Nova Scotia 2.482%, 3M LIBOR + 0.280%, 03/20/19 (h)	10,000,000	9,995,640
Barclays Capital, plc 1.956%, 1M LIBOR + 0.270%, 08/03/18 (h)	7,000,000	6,999,482
BNP Paribas New York 1.886%, 1M LIBOR + 0.200%, 05/04/18 (h)	7,500,000	7,500,180
Canadian Imperial Bank of Commerce 1.920%, 1M LIBOR + 0.170%, 04/13/18 (h)	5,000,000	4,999,840
China Construction Bank 1.950%, 04/20/18	8,000,000	7,999,168
Citigroup Global Markets, Ltd. 2.070%, 1M LIBOR + 0.330%, 09/12/18 (h)	4,000,000	3,999,300
Cooperative Rabobank UA 1.860%, 3M LIBOR + 0.140%, 10/16/18 (h)	8,500,000	8,500,000
Credit Agricole S.A. 2.032%, 1M LIBOR + 0.330%, 10/09/18 (h)	9,000,000	8,998,731
Credit Suisse AG New York 1.976%, 1M LIBOR + 0.190%, 04/16/18 (h)	8,000,000	7,999,664
Mitsubishi UFJ Trust and Banking Corp. 1.886%, 1M LIBOR + 0.200%, 06/07/18 (h)	2,000,000	1,999,564
1.976%, 1M LIBOR + 0.190%, 04/16/18 (h)	10,000,000	9,999,390
Mizuho Bank, Ltd., New York 1.891%, 1M LIBOR + 0.200%, 04/06/18 (h)	2,000,000	1,999,970
1.940%, 1M LIBOR + 0.200%, 04/11/18 (h)	2,500,000	2,500,055
2.008%, 1M LIBOR + 0.200%, 04/18/18 (h)	4,000,000	3,999,944
2.077%, 1M LIBOR + 0.200%, 05/29/18 (h)	3,000,000	2,999,748
Natixis New York 1.896%, 1M LIBOR + 0.210%, 08/06/18 (h)	2,000,000	1,999,828
2.220%, 06/11/18	2,000,000	2,000,332
Royal Bank of Canada New York 1.990%, 1M LIBOR + 0.250%, 01/11/19 (h)	2,000,000	1,996,180
2.201%, 3M LIBOR + 0.130%, 06/12/18 (h)	10,000,000	9,996,630
2.301%, 1M LIBOR + 0.440%, 09/17/18 (h)	1,000,000	999,859
Societe Generale 1.950%, 1M LIBOR + 0.210%, 07/10/18 (h)	7,000,000	6,999,419
Standard Chartered plc 2.154%, 1M LIBOR + 0.300%, 08/22/18 (h)	4,000,000	3,999,616
2.250%, 08/21/18	4,000,000	3,998,320
State Street Bank and Trust Co. 1.831%, 1M LIBOR + 0.120%, 05/08/18 (h)	3,000,000	2,999,838
Sumitomo Mitsui Banking Corp., London 2.038%, 1M LIBOR + 0.230%, 05/17/18 (h)	5,000,000	4,996,250
Sumitomo Mitsui Banking Corp., New York 1.916%, 1M LIBOR + 0.230%, 09/05/18 (h)	3,000,000	2,998,785
1.920%, 1M LIBOR + 0.180%, 04/11/18 (h)	7,000,000	6,999,748
1.930%, 1M LIBOR + 0.190%, 04/12/18 (h)	3,000,000	2,999,871
2.000%, 05/21/18	2,000,000	2,000,010
2.010%, 1M LIBOR + 0.270%, 09/10/18 (h)	6,000,000	5,998,206
Svenska Handelsbanken AB 2.027%, 1M LIBOR + 0.150%, 04/30/18 (h)	10,000,000	9,999,720
Wells Fargo Bank N.A. 1.835%, 3M LIBOR + 0.130%, 07/11/18 (h)	7,500,000	7,499,887

BHFTI-382

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.450%, 02/15/19 (h)	8,000,000	$7,999,288

		186,971,788

Commercial Paper—2.1%
Antalis S.A. 2.150%, 06/05/18	1,989,131	1,992,314
Canadian Imperial Bank of Commerce 2.208%, 1M LIBOR + 0.400%, 09/17/18 (h)	4,000,000	3,999,636
Industrial & Commercial Bank of China, Ltd. 1.960%, 04/20/18	7,974,302	7,991,392
ING Funding LLC 1.930%, 1M LIBOR + 0.190%, 08/10/18 (h)	4,000,000	3,998,576
Macquarie Bank, Ltd., London 2.020%, 05/16/18	6,965,043	6,982,283
UBS AG 1.880%, 1M LIBOR + 0.210%, 05/02/18 (h)	12,000,000	11,998,272

		36,962,473

Repurchase Agreements—5.6%
Deutsche Bank AG, London Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $1,800,360; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.125%, maturity dates ranging from 04/14/22 - 08/07/23, and an aggregate market value of $1,836,012.	1,800,000	1,800,000
Repurchase Agreement dated 01/09/18 at 2.070%, due on 04/02/18 with a maturity value of $1,607,636; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $1,777,139.	1,600,000	1,600,000
Repurchase Agreement dated 03/15/18 at 2.070%, due on 04/02/18 with a maturity value of $10,010,350; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $11,107,120.	10,000,000	10,000,000
Repurchase Agreement dated 09/12/17 at 2.210%, due on 07/02/18 with a maturity value of $7,380,405; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $8,052,662.	7,250,000	7,250,000
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $8,346,938; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $8,512,277.	8,345,353	8,345,353

Repurchase Agreements—(Continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 08/01/17 at 2.230%, due on 06/29/18 with a maturity value of $15,308,483; collateralized by various Common Stock with an aggregate market value of $16,500,002.	15,000,000	15,000,000
Repurchase Agreement dated 10/26/16 at 2.230%, due on 06/29/18 with a maturity value of $3,840,038; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 8.875%, maturity dates ranging from 01/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $4,003,338.	3,700,000	3,700,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 1.850%, due on 04/02/18 with a maturity value of $7,346,142; collateralized by various Common Stock with an aggregate market value of $8,119,497.	7,300,000	7,300,000
Repurchase Agreement dated 03/16/18 at 1.850%, due on 04/02/18 with a maturity value of $5,004,368; collateralized by various Common Stock with an aggregate market value of $5,561,300.	5,000,000	5,000,000
Repurchase Agreement dated 03/16/18 at 1.880%, due on 04/05/18 with a maturity value of $6,006,267; collateralized by various Common Stock with an aggregate market value of $6,673,560.	6,000,000	6,000,000
Pershing LLC Repurchase Agreement dated 03/29/18 at 1.780%, due on 04/02/18 with a maturity value of $10,001,978; collateralized by U.S. Government Agency and Treasury Obligations with rates ranging from 0.000% - 11.500%, maturity dates ranging from 03/31/18 - 02/20/68, and an aggregate market value of $10,200,000.	10,000,000	10,000,000
Societe Generale Repurchase Agreement dated 03/08/18 at 1.820%, due on 04/02/18 with a maturity value of $9,011,375; collateralized by various Common Stock with an aggregate market value of $10,005,515.	9,000,000	9,000,000
Repurchase Agreement dated 03/16/18 at 1.820%, due on 04/02/18 with a maturity value of $6,005,157; collateralized by various Common Stock with an aggregate market value of $6,670,344.	6,000,000	6,000,000
Repurchase Agreement dated 03/21/18 at 1.820%, due on 04/02/18 with a maturity value of $9,005,460; collateralized by various Common Stock with an aggregate market value of $10,005,515.	9,000,000	9,000,000

		99,995,353

Total Securities Lending Reinvestments (Cost $323,962,586)		323,929,614

Total Investments—118.4% (Cost $1,560,321,295)		2,094,161,775
Other assets and liabilities (net)—(18.4)%		(325,220,257)

Net Assets—100.0%		$1,768,941,518

BHFTI-383

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $318,868,476 and the collateral received consisted of cash in the amount of $323,923,828. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2018, these securities represent 0.8% of net assets.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2018, the market value of restricted securities was $13,363,075, which is 0.8% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	Affiliated Issuer.
(g)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.
(h)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London InterBank Offered Rate

Restricted Securities	Acquisition Date	Shares	Cost	Value
Roofoods, Ltd. - Series F	09/12/17	7,253	$2,564,447	$2,564,447
Venture Global LNG, Inc. - Series B	03/08/18	78	235,560	235,560
Venture Global LNG, Inc. - Series C	10/16/17	540	1,987,525	1,630,800
WeWork Cos., Inc. - Class A	12/09/14-05/26/15	34,388	498,861	1,576,690
WeWork Cos., Inc. - Series D1	12/09/14	89,839	1,495,924	4,119,118
WeWork Cos., Inc. - Series D2	12/09/14	70,588	1,175,372	3,236,460

				$13,363,075

BHFTI-384

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$77,686,765	$—	$—	$77,686,765
Airlines	10,003,680	—	—	10,003,680
Auto Components	7,307,420	—	—	7,307,420
Automobiles	3,374,560	—	—	3,374,560
Banks	14,074,600	—	—	14,074,600
Biotechnology	45,561,381	—	—	45,561,381
Building Products	14,755,170	—	—	14,755,170
Capital Markets	62,865,511	—	—	62,865,511
Chemicals	45,031,890	—	—	45,031,890
Commercial Services & Supplies	33,757,040	—	—	33,757,040
Construction Materials	8,913,900	—	—	8,913,900
Consumer Finance	5,795,570	—	—	5,795,570
Containers & Packaging	21,422,130	—	—	21,422,130
Diversified Consumer Services	11,459,251	—	—	11,459,251
Electrical Equipment	34,268,050	—	—	34,268,050
Electronic Equipment, Instruments & Components	55,650,470	—	—	55,650,470
Food & Staples Retailing	17,625,130	—	—	17,625,130
Food Products	14,872,750	—	—	14,872,750
Gas Utilities	5,812,560	—	—	5,812,560
Health Care Equipment & Supplies	117,898,860	—	—	117,898,860
Health Care Providers & Services	34,407,406	—	—	34,407,406
Health Care Technology	8,900,190	—	—	8,900,190
Hotels, Restaurants & Leisure	105,006,840	—	—	105,006,840
Industrial Conglomerates	31,998,660	—	—	31,998,660
Insurance	75,713,107	—	—	75,713,107
Internet & Direct Marketing Retail	10,820,180	—	—	10,820,180
Internet Software & Services	34,541,564	—	—	34,541,564
IT Services	134,021,920	—	—	134,021,920
Life Sciences Tools & Services	58,830,370	—	—	58,830,370
Machinery	77,519,560	—	—	77,519,560
Metals & Mining	7,933,240	—	—	7,933,240
Multi-Utilities	9,564,920	—	—	9,564,920
Multiline Retail	30,216,650	—	—	30,216,650
Oil, Gas & Consumable Fuels	21,690,742	—	1,866,360	23,557,102
Pharmaceuticals	17,301,614	—	—	17,301,614
Professional Services	58,770,360	—	—	58,770,360
Real Estate Management & Development	—	—	1,576,690	1,576,690
Road & Rail	14,382,350	—	—	14,382,350
Semiconductors & Semiconductor Equipment	85,910,260	—	—	85,910,260
Software	101,828,790	—	—	101,828,790

BHFTI-385

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Specialty Retail	$48,157,820	$—	$—	$48,157,820
Textiles, Apparel & Luxury Goods	41,740,990	—	—	41,740,990
Trading Companies & Distributors	15,441,580	—	—	15,441,580
Total Common Stocks	1,632,835,801	—	3,443,050	1,636,278,851
Total Convertible Preferred Stocks*	—	—	9,920,025	9,920,025
Total Short-Term Investment*	124,033,285	—	—	124,033,285
Total Securities Lending Reinvestments*	—	323,929,614	—	323,929,614
Total Investments	$1,756,869,086	$323,929,614	$13,363,075	$2,094,161,775

Collateral for Securities Loaned (Liability)	$—	$(323,923,828)	$—	$(323,923,828)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2018 is not presented.

BHFTI-386

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

U.S. Treasury & Government Agencies—58.5% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—30.0%
Fannie Mae 15 Yr. Pool 3.000%, 06/01/32	2,056,605	$2,055,218
3.000%, TBA (a)	10,800,000	10,785,938
Fannie Mae 30 Yr. Pool 3.000%, 07/01/45	20,637,054	20,228,706
3.000%, 01/01/48	3,372,514	3,292,019
3.000%, TBA (a)	11,290,000	11,011,278
3.500%, 12/01/47	22,466,063	22,531,074
3.500%, 01/01/48	21,768,356	21,835,691
3.500%, 02/01/48	7,945,486	7,970,539
3.500%, 04/01/48	22,450,000	22,515,132
3.500%, TBA (a)	8,995,000	9,013,798
4.000%, 04/01/47	2,018,467	2,073,379
4.000%, 06/01/47	12,978,279	13,337,378
4.000%, 07/01/47	13,484,913	13,858,570
4.000%, 01/01/48	5,282,983	5,432,022
4.000%, TBA (a)	15,110,000	15,505,808
4.500%, 02/01/46	5,525,930	5,799,564
4.500%, TBA (a)	33,440,000	35,014,683
Fannie Mae Pool 2.470%, 01/01/23	2,492,059	2,443,716
2.593%, 04/01/23	11,036,423	10,872,453
2.740%, 03/01/25	2,094,749	2,066,936
2.740%, 03/01/26	3,855,000	3,760,445
2.950%, 05/01/31	4,257,721	4,119,231
3.030%, 03/01/31	1,062,557	1,034,000
3.320%, 08/01/26	1,895,000	1,916,895
3.490%, 02/01/33	4,000,000	4,027,631
3.500%, 01/01/44	7,353,649	7,409,124
3.550%, 03/01/24	4,032,232	4,142,751
3.580%, 03/01/27	2,843,198	2,912,841
4.380%, 04/01/21	4,504,715	4,670,017
4.381%, 06/01/21	5,820,493	6,065,256
4.520%, 08/01/19	4,032,049	4,128,139
4.550%, 10/01/19	4,853,606	4,987,037
4.590%, 08/01/26	2,852,591	3,091,876
Fannie Mae-ACES (CMO) 2.058%, 1M LIBOR + 0.470%, 09/25/24 (b)	10,842,565	10,845,287
2.222%, 1M LIBOR + 0.350%, 05/25/18 (b)	112,719	112,736
2.222%, 1M LIBOR + 0.350%, 08/25/18 (b)	4,543,989	4,546,869
2.486%, 12/25/26 (b)	9,410,000	8,926,850
Freddie Mac 15 Yr. Gold Pool 2.500%, 12/01/31	9,273,943	9,086,580
2.500%, 01/01/32	2,227,437	2,182,420
3.000%, 03/01/31	2,741,295	2,737,737
Freddie Mac 30 Yr. Gold Pool 3.000%, 06/01/46	9,384,660	9,165,705
3.000%, 08/01/46	4,658,976	4,550,244
3.000%, 09/01/46	3,699,055	3,612,712
3.000%, 10/01/46	11,317,845	11,051,911
3.000%, 11/01/46	14,863,312	14,511,763
3.000%, 01/01/47	16,526,545	16,125,177
3.000%, 02/01/47	2,108,834	2,058,525
3.500%, 04/01/45	7,211,812	7,270,703
3.500%, 11/01/45	1,403,100	1,408,847
3.500%, 06/01/46	5,325,046	5,346,851

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 3.500%, 08/01/46	4,523,948	4,551,379
3.500%, 04/01/47	17,630,616	17,738,224
3.500%, 12/01/47	2,152,001	2,165,137
3.500%, 01/01/48	28,045,381	28,267,226
3.500%, 03/01/48	41,755,814	41,997,222
4.000%, 01/01/45	5,933,636	6,139,240
4.000%, 12/01/45	13,925,184	14,405,595
4.000%, TBA (a)	6,570,000	6,744,259
4.500%, TBA (a)	2,515,000	2,633,185
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 2.030%, 1M LIBOR + 0.360%, 08/25/24 (b)	4,464,675	4,479,743
2.951%, 02/25/24	8,949,845	8,982,799
Ginnie Mae II 30 Yr. Pool 3.000%, 10/20/46	3,634,560	3,584,406
3.000%, 12/20/46	10,997,531	10,844,303
3.000%, 04/20/47	2,065,545	2,036,009
3.000%, TBA (a)	11,545,000	11,358,070
3.500%, 04/20/46	8,420,044	8,512,846
3.500%, 05/20/46	3,837,888	3,879,893
3.500%, 06/20/46	859,786	869,064
3.500%, 11/20/46	12,322,505	12,453,553
3.500%, 01/20/47	2,162,751	2,185,752
3.500%, 09/20/47	4,881,470	4,933,493
3.500%, TBA (a)	9,460,000	9,551,828
4.000%, 11/20/47	5,528,502	5,694,319
4.000%, TBA (a)	5,300,000	5,447,717
4.500%, 02/20/47	8,260,208	8,627,223
4.500%, 06/20/47	24,455,284	25,438,790
5.000%, 06/20/47	7,629,367	8,048,497
5.000%, 09/20/47	5,154,932	5,435,745

		670,455,579

U.S. Treasury—28.5%
U.S. Treasury Bond 3.000%, 02/15/48 (c)	134,355,000	135,121,243
U.S. Treasury Inflation Indexed Bond 1.000%, 02/15/48 (d)	8,024,765	8,232,470
U.S. Treasury Notes 2.250%, 03/31/20	56,510,000	56,481,304
2.250%, 11/15/27 (c)	93,270,000	89,342,458
2.375%, 01/31/23 (c)	167,250,000	165,878,028
2.500%, 03/31/23	19,335,000	19,275,333
2.625%, 02/28/23 (c)	119,492,000	119,856,078
2.750%, 02/15/28 (c)	44,540,000	44,562,618

		638,749,532

Total U.S. Treasury & Government Agencies (Cost $1,316,127,435)		1,309,205,111

BHFTI-387

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—31.2%

Security Description	Principal Amount*	Value

Aerospace/Defense—0.7%
L3 Technologies, Inc. 5.200%, 10/15/19	5,250,000	$5,411,824
Northrop Grumman Corp. 3.250%, 01/15/28 (c)	3,335,000	3,183,368
United Technologies Corp. 1.778%, 05/04/18 (e)	6,850,000	6,844,138

		15,439,330

Agriculture—0.3%
BAT Capital Corp. 2.764%, 08/15/22 (144A)	3,340,000	3,230,597
BAT International Finance plc 1.850%, 06/15/18 (144A)	3,000,000	2,995,670
Reynolds American, Inc. 6.875%, 05/01/20	1,000,000	1,072,475

		7,298,742

Airlines—0.4%
America West Airlines Pass-Through Trust 7.100%, 04/02/21 (c)	578,357	613,059
8.057%, 07/02/20	438,547	483,423
American Airlines Pass-Through Trust 4.000%, 07/15/25	1,511,703	1,514,878
4.950%, 01/15/23	697,887	725,802
Continental Airlines Pass-Through Trust 6.545%, 02/02/19	961,012	984,461
U.S. Airways Pass-Through Trust 6.250%, 04/22/23	1,944,226	2,096,654
7.076%, 03/20/21	1,483,275	1,576,907

		7,995,184

Auto Manufacturers—0.5%
Ford Motor Credit Co. LLC 2.021%, 05/03/19	1,000,000	989,313
2.875%, 10/01/18	1,000,000	1,000,820
8.125%, 01/15/20	3,175,000	3,437,275
General Motors Co. 3.500%, 10/02/18	2,415,000	2,418,537
4.875%, 10/02/23	3,875,000	4,043,620

		11,889,565

Banks—11.5%
Bank of America Corp. 2.369%, 3M LIBOR + 0.660%, 07/21/21 (b)	4,320,000	4,239,166
2.738%, 3M LIBOR + 0.370%, 01/23/22 (b)	5,570,000	5,491,679
3.004%, 3M LIBOR + 0.790%, 12/20/23 (144A) (b)	6,478,000	6,353,994
3.093%, 3M LIBOR + 1.090%, 10/01/25 (b)	3,345,000	3,215,848
3.419%, 12/20/28 (144A) (b)	1,895,000	1,815,215
3.705%, 3M LIBOR + 1.512%, 04/24/28 (b)	4,685,000	4,606,808
4.125%, 01/22/24 (c)	3,090,000	3,180,617
5.000%, 01/21/44	1,500,000	1,684,041
5.650%, 05/01/18	8,310,000	8,330,937
6.500%, 07/15/18 (c)	2,000,000	2,022,373
6.875%, 04/25/18	6,915,000	6,932,922

Banks—(Continued)
Bank of New York Mellon Corp. (The) 2.661%, 3M LIBOR + 0.634%, 05/16/23 (b)	2,865,000	2,788,209
Citigroup, Inc. 1.700%, 04/27/18	12,106,000	12,099,342
1.750%, 05/01/18 (c)	3,000,000	2,998,080
2.050%, 12/07/18	5,000,000	4,981,327
2.450%, 01/10/20 (c)	5,000,000	4,953,536
2.500%, 07/29/19	2,250,000	2,240,852
3.668%, 3M LIBOR + 1.390%, 07/24/28 (b)	2,215,000	2,159,450
6.125%, 05/15/18 (c)	7,355,000	7,383,690
Discover Bank 2.600%, 11/13/18	4,585,000	4,583,543
Goldman Sachs Group, Inc. (The) 2.625%, 01/31/19	4,040,000	4,037,887
3.272%, 3M LIBOR + 1.201%, 09/29/25 (b)	3,350,000	3,224,882
3.691%, 3M LIBOR + 1.510%, 06/05/28 (b)	3,500,000	3,393,155
3.814%, 3M LIBOR + 1.158%, 04/23/29 (b)	2,230,000	2,186,013
3.850%, 07/08/24	1,595,000	1,602,307
6.150%, 04/01/18	14,185,000	14,185,000
7.500%, 02/15/19	7,450,000	7,749,744
HBOS plc 6.750%, 05/21/18 (144A)	1,645,000	1,653,606
JPMorgan Chase & Co. 2.700%, 05/18/23 (c)	5,585,000	5,388,265
3.509%, 3M LIBOR + 0.945%, 01/23/29 (b) (c)	4,300,000	4,174,017
3.900%, 07/15/25	6,000,000	6,048,669
6.300%, 04/23/19 (c)	3,415,000	3,543,336
JPMorgan Chase Bank N.A. 2.070%, 3M LIBOR + 0.250%, 02/13/20 (b)	8,990,000	8,990,203
2.604%, 3M LIBOR + 0.280%, 02/01/21 (b)	11,325,000	11,263,451
Lloyds Banking Group plc 2.907%, 3M LIBOR + 0.810%, 11/07/23 (b)	2,515,000	2,424,528
Morgan Stanley 2.633%, 3M LIBOR + 0.800%, 02/14/20 (b)	6,290,000	6,309,081
2.675%, 3M LIBOR + 0.930%, 07/22/22 (b)	5,000,000	5,018,950
3.875%, 01/27/26	3,500,000	3,496,958
5.625%, 09/23/19	11,050,000	11,470,480
6.625%, 04/01/18	5,895,000	5,895,000
7.300%, 05/13/19	1,000,000	1,047,851
Santander UK Group Holdings plc 2.875%, 08/05/21	1,175,000	1,150,579
Santander UK plc 3.050%, 08/23/18	5,000,000	5,010,786
UBS AG 2.375%, 08/14/19 (c)	6,000,000	5,956,120
Wells Fargo & Co. 2.600%, 07/22/20	5,175,000	5,125,599
2.625%, 07/22/22	7,760,000	7,506,201
3.000%, 04/22/26	6,860,000	6,440,509
3.000%, 10/23/26	600,000	561,873
3.550%, 09/29/25 (c)	2,095,000	2,056,641
Wells Fargo Bank N.A. 2.400%, 01/15/20 (c)	18,000,000	17,851,584

		256,824,904

BHFTI-388

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Beverages—0.5%
Anheuser-Busch InBev Finance, Inc. 4.900%, 02/01/46	4,435,000	$4,783,196
Constellation Brands, Inc. 2.000%, 11/07/19	5,500,000	5,424,290

		10,207,486

Biotechnology—0.8%
Amgen, Inc. 2.125%, 05/01/20	1,250,000	1,228,146
4.400%, 05/01/45	3,000,000	2,995,763
4.663%, 06/15/51	1,000,000	1,032,268
Baxalta, Inc. 2.000%, 06/22/18	1,500,000	1,497,758
2.875%, 06/23/20 (c)	1,000,000	992,969
4.000%, 06/23/25	2,497,000	2,492,945
Biogen, Inc. 5.200%, 09/15/45	1,100,000	1,201,177
Celgene Corp. 5.000%, 08/15/45	4,250,000	4,427,693
Gilead Sciences, Inc. 3.700%, 04/01/24	1,500,000	1,506,695
4.750%, 03/01/46	940,000	1,012,750

		18,388,164

Chemicals—0.4%
Dow Chemical Co. (The) 8.550%, 05/15/19 (c)	4,290,000	4,553,488
Monsanto Co. 1.850%, 11/15/18	5,110,000	5,082,490

		9,635,978

Commercial Services—0.2%
Moody’s Corp. 2.375%, 3M LIBOR + 0.350%, 09/04/18 (b)	4,000,000	4,000,541

Computers—0.2%
Apple, Inc. 4.650%, 02/23/46	998,000	1,098,994
Dell International LLC / EMC Corp. 3.480%, 06/01/19 (144A)	3,000,000	3,013,569

		4,112,563

Diversified Financial Services—0.9%
Air Lease Corp. 4.750%, 03/01/20 (c)	3,385,000	3,480,126
American Express Credit Corp. 1.875%, 05/03/19	2,000,000	1,981,453
International Lease Finance Corp. 7.125%, 09/01/18 (144A)	8,700,000	8,844,896
Protective Life Global Funding 2.597%, 3M LIBOR + 0.550%, 06/08/18 (144A) (b)	3,500,000	3,501,944
2.700%, 11/25/20 (144A)	3,045,000	3,016,006

		20,824,425

Electric—2.9%
Appalachian Power Co. 3.300%, 06/01/27	760,000	736,803
4.450%, 06/01/45	1,440,000	1,531,650
Dominion Energy, Inc. 1.875%, 12/15/18 (144A)	5,000,000	4,965,772
Duke Energy Carolinas LLC 4.250%, 12/15/41	3,300,000	3,431,661
Duke Energy Florida LLC 2.100%, 12/15/19 (c)	2,948,750	2,933,547
Duke Energy Progress LLC 4.100%, 05/15/42	1,000,000	1,030,674
4.100%, 03/15/43	2,325,000	2,377,752
Duquesne Light Holdings, Inc. 6.400%, 09/15/20 (144A)	3,250,000	3,477,700
El Paso Electric Co. 3.300%, 12/15/22	825,000	819,287
Entergy Corp. 4.000%, 07/15/22	3,000,000	3,062,106
Entergy Texas, Inc. 7.125%, 02/01/19	2,889,000	2,983,320
FirstEnergy Transmission LLC 4.350%, 01/15/25 (144A) (c)	4,000,000	4,115,944
Florida Power & Light Co. 3.950%, 03/01/48	2,500,000	2,544,511
Indiana Michigan Power Co. 7.000%, 03/15/19	2,775,000	2,879,327
International Transmission Co. 4.625%, 08/15/43	2,750,000	2,922,675
Kansas City Power & Light Co. 4.200%, 03/15/48	2,250,000	2,316,967
MidAmerican Energy Co. 4.800%, 09/15/43 (c)	905,000	1,027,188
PacifiCorp 3.350%, 07/01/25	2,000,000	1,994,972
Pennsylvania Electric Co. 4.150%, 04/15/25 (144A) (c)	2,800,000	2,852,837
Public Service Co. of New Mexico 3.850%, 08/01/25	3,135,000	3,178,888
Public Service Electric & Gas Co. 4.050%, 05/01/45	3,000,000	3,096,899
Southwestern Electric Power Co. 6.450%, 01/15/19	2,000,000	2,056,907
Wisconsin Public Service Corp. 1.650%, 12/04/18	6,000,000	5,963,375
Xcel Energy, Inc. 3.300%, 06/01/25	2,375,000	2,331,021

		64,631,783

Food—0.6%
Kraft Heinz Foods Co. 3.500%, 07/15/22	1,500,000	1,497,158
3.950%, 07/15/25 (c)	2,925,000	2,912,145
5.200%, 07/15/45	3,270,000	3,323,375

BHFTI-389

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Food—(Continued)
Mondelez International Holdings Netherlands B.V. 2.000%, 10/28/21 (144A)	3,580,000	$3,416,317
2.370%, 3M LIBOR + 0.610%, 10/28/19 (144A) (b)	3,400,000	3,404,597

		14,553,592

Gas—0.2%
Southern Co. Gas Capital Corp. 3.250%, 06/15/26	4,000,000	3,836,107
Spire, Inc. 4.700%, 08/15/44	1,000,000	1,077,626

		4,913,733

Healthcare-Products—0.3%
Abbott Laboratories 2.350%, 11/22/19	3,150,000	3,122,852
Boston Scientific Corp. 6.000%, 01/15/20	2,500,000	2,623,397

		5,746,249

Healthcare-Services—1.5%
Aetna, Inc. 2.800%, 06/15/23	2,000,000	1,921,693
Anthem, Inc. 2.300%, 07/15/18	1,915,000	1,913,354
3.650%, 12/01/27	2,235,000	2,160,801
Cigna Corp. 3.050%, 10/15/27 (c)	3,350,000	3,073,829
Fresenius Medical Care U.S. Finance II, Inc. 5.625%, 07/31/19 (144A)	4,680,000	4,829,574
6.500%, 09/15/18 (144A)	2,000,000	2,030,021
Hartford HealthCare Corp. 5.746%, 04/01/44	1,000,000	1,189,609
Humana, Inc. 2.500%, 12/15/20 (c)	4,295,000	4,212,693
Kaiser Foundation Hospitals 3.150%, 05/01/27 (c)	1,500,000	1,451,846
New York and Presbyterian Hospital (The) 3.563%, 08/01/36	4,490,000	4,353,444
NYU Hospitals Center 4.428%, 07/01/42	1,756,000	1,819,812
Providence St. Joseph Health Obligated Group 2.746%, 10/01/26	1,015,000	958,209
UnitedHealth Group, Inc. 4.250%, 04/15/47	1,995,000	2,038,120
4.750%, 07/15/45	1,000,000	1,100,462

		33,053,467

Housewares—0.2%
Newell Brands, Inc. 2.600%, 03/29/19	4,185,000	4,166,045

Insurance—0.5%
Berkshire Hathaway Finance Corp. 4.400%, 05/15/42	3,700,000	3,929,637

Insurance—(Continued)
Farmers Exchange Capital III 5.454%, 3M LIBOR + 3.454%, 10/15/54 (144A) (b)	3,530,000	3,662,375
Teachers Insurance & Annuity Association of America 4.375%, 3M LIBOR + 2.661%, 09/15/54 (144A) (b)	3,500,000	3,408,125

		11,000,137

Internet—0.1%
Amazon.com, Inc. 2.800%, 08/22/24 (144A)	3,340,000	3,240,815

Media—0.5%
CBS Corp. 3.700%, 06/01/28 (144A) (c)	2,703,000	2,574,546
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 6.484%, 10/23/45	3,215,000	3,529,062
Comcast Corp. 4.400%, 08/15/35	1,500,000	1,546,442
Time Warner Cable LLC 5.875%, 11/15/40	1,500,000	1,566,649
6.750%, 07/01/18	2,315,000	2,336,816

		11,553,515

Miscellaneous Manufacturing—0.4%
General Electric Co. 2.200%, 01/09/20	5,000,000	4,923,536
Siemens Financieringsmaatschappij NV 2.000%, 09/15/23 (144A)	3,420,000	3,198,987

		8,122,523

Oil & Gas—0.2%
Anadarko Petroleum Corp. 4.500%, 07/15/44	620,000	595,035
Canadian Natural Resources, Ltd. 3.850%, 06/01/27	892,000	872,269
Devon Energy Corp. 5.000%, 06/15/45	815,000	866,205
Noble Energy, Inc. 5.050%, 11/15/44	1,050,000	1,097,547
Shell International Finance B.V. 4.375%, 05/11/45	650,000	690,757

		4,121,813

Packaging & Containers—0.3%
Amcor Finance USA, Inc. 3.625%, 04/28/26 (144A)	2,625,000	2,530,820
WestRock RKT Co. 4.450%, 03/01/19	4,925,000	4,995,747

		7,526,567

Pharmaceuticals—1.3%
AbbVie, Inc. 1.800%, 05/14/18	1,219,000	1,218,111
4.300%, 05/14/36	1,273,000	1,273,188

BHFTI-390

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Allergan Funding SCS 3.800%, 03/15/25 (c)	3,285,000	$3,227,131
AstraZeneca plc 1.750%, 11/16/18 (c)	2,000,000	1,989,284
3.125%, 06/12/27 (c)	2,481,000	2,376,838
Bayer U.S. Finance LLC 2.375%, 10/08/19 (144A)	4,925,000	4,882,392
CVS Health Corp. 2.250%, 08/12/19	3,000,000	2,969,993
3.875%, 07/20/25	1,950,000	1,933,070
5.050%, 03/25/48	5,585,000	5,874,229
5.125%, 07/20/45	615,000	652,314
Shire Acquisitions Investments Ireland DAC 1.900%, 09/23/19	2,500,000	2,458,740

		28,855,290

Pipelines—1.4%
Columbia Pipeline Group, Inc. 2.450%, 06/01/18	2,250,000	2,248,563
Enbridge Energy Partners L.P. 5.875%, 10/15/25	1,000,000	1,096,725
Energy Transfer L.P. / Regency Energy Finance Corp. 5.000%, 10/01/22	1,260,000	1,309,885
Energy Transfer Partners L.P. 6.500%, 02/01/42	700,000	756,080
Energy Transfer Partners L.P. 5.150%, 03/15/45	5,065,000	4,628,716
Kinder Morgan, Inc. 3.050%, 12/01/19 (c)	921,000	918,619
Plains All American Pipeline L.P. / PAA Finance Corp. 3.850%, 10/15/23	1,000,000	975,233
4.650%, 10/15/25	2,340,000	2,354,036
Ruby Pipeline LLC 6.000%, 04/01/22 (144A)	4,734,848	4,940,781
TC PipeLines L.P. 4.650%, 06/15/21 (c)	3,840,000	3,949,196
Texas Eastern Transmission L.P. 2.800%, 10/15/22 (144A)	3,275,000	3,145,271
Williams Partners L.P. 3.600%, 03/15/22	3,490,000	3,474,204
3.900%, 01/15/25 (c)	1,000,000	990,365

		30,787,674

Real Estate Investment Trusts—2.2%
Alexandria Real Estate Equities, Inc. 2.750%, 01/15/20	475,000	472,827
4.600%, 04/01/22 (c)	5,292,000	5,512,997
American Tower Corp. 3.000%, 06/15/23	2,240,000	2,163,440
3.400%, 02/15/19	2,479,000	2,487,844
Boston Properties L.P. 3.200%, 01/15/25 (c)	2,235,000	2,157,461
CC Holdings GS V LLC / Crown Castle GS III Corp. 3.849%, 04/15/23 (c)	3,200,000	3,213,767

Real Estate Investment Trusts—(Continued)
HCP, Inc. 3.750%, 02/01/19	3,000,000	3,015,204
4.000%, 12/01/22 (c)	1,975,000	2,014,154
4.250%, 11/15/23	3,216,000	3,292,223
Healthcare Realty Trust, Inc. 3.750%, 04/15/23	1,850,000	1,853,399
Healthcare Trust of America Holdings L.P. 3.500%, 08/01/26	1,885,000	1,796,336
Highwoods Realty L.P. 7.500%, 04/15/18	2,783,000	2,787,380
Life Storage L.P. 3.875%, 12/15/27	2,500,000	2,407,791
SL Green Operating Partnership L.P. 3.250%, 10/15/22 (c)	1,000,000	975,271
SL Green Realty Corp. 5.000%, 08/15/18 (c)	1,500,000	1,506,314
Ventas Realty L.P. 3.125%, 06/15/23 (c)	590,000	577,971
3.250%, 10/15/26 (c)	2,500,000	2,346,169
4.125%, 01/15/26 (c)	4,750,000	4,787,037
WEA Finance LLC / Westfield UK & Europe Finance plc 2.700%, 09/17/19 (144A)	5,925,000	5,896,721

		49,264,306

Retail—0.4%
Alimentation Couche-Tard, Inc. 3.550%, 07/26/27 (144A)	2,750,000	2,640,628
Walgreens Boots Alliance, Inc. 2.700%, 11/18/19	2,811,000	2,797,324
3.450%, 06/01/26	1,280,000	1,209,479
4.800%, 11/18/44	2,300,000	2,275,666

		8,923,097

Semiconductors—0.3%
Analog Devices, Inc. 2.850%, 03/12/20	1,470,000	1,467,598
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 2.375%, 01/15/20	5,500,000	5,423,259

		6,890,857

Telecommunications—1.5%
AT&T, Inc. 3.000%, 06/30/22 (c)	1,000,000	982,041
4.125%, 02/17/26	955,000	957,313
4.350%, 06/15/45	1,500,000	1,370,742
4.500%, 03/09/48	575,000	534,425
4.750%, 05/15/46	2,175,000	2,112,456
4.800%, 06/15/44	2,000,000	1,952,131
5.250%, 03/01/37	6,665,000	7,050,735
Rogers Communications, Inc. 6.800%, 08/15/18	3,290,000	3,341,653
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.738%, 03/20/25 (144A)	4,475,000	4,491,781

BHFTI-391

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Verizon Communications, Inc. 4.862%, 08/21/46	7,400,000	$7,467,911
5.250%, 03/16/37	3,325,000	3,585,381

		33,846,569

Transportation—0.0%
Burlington Northern Santa Fe LLC 4.550%, 09/01/44	605,000	651,779

Total Corporate Bonds & Notes (Cost $702,734,579)		698,466,693

Asset-Backed Securities—9.7%

Asset-Backed - Home Equity—2.2%
Asset Backed Securities Corp. Home Equity Loan Trust 2.032%, 1M LIBOR + 0.160%, 05/25/36 (b)	2,687,404	2,657,720
Asset-Backed Funding Certificates Trust 2.012%, 1M LIBOR + 0.140%, 09/25/36 (b)	6,865,150	6,698,666
2.502%, 1M LIBOR + 0.630%, 03/25/35 (b)	3,790,729	3,789,408
JPMorgan Mortgage Acquisition Corp. 2.577%, 1M LIBOR + 0.705%, 06/25/35 (b)	7,869,561	7,877,142
MASTR Asset-Backed Securities Trust 2.472%, 1M LIBOR + 0.600%, 01/25/36 (b)	5,015,525	5,024,329
New Century Home Equity Loan Trust 2.652%, 1M LIBOR + 0.780%, 08/25/34 (b)	10,777,925	10,645,496
Option One Mortgage Loan Trust 2.532%, 1M LIBOR + 0.660%, 05/25/35 (b)	3,529,649	3,539,469
Option One Mortgage Loan Trust Asset-Backed Certificates 2.312%, 1M LIBOR + 0.440%, 11/25/35 (b)	8,394,563	8,385,737
Wells Fargo Home Equity Trust 2.517%, 1M LIBOR + 0.645%, 04/25/35 (b)	631,355	631,617

		49,249,584

Asset-Backed - Other—2.4%
Ameriquest Mortgage Securities Trust 2.262%, 1M LIBOR + 0.390%, 03/25/36 (b)	2,720,000	2,694,615
AMMC CLO 19, Ltd. 3.222%, 3M LIBOR + 1.500%, 10/15/28 (144A) (b)	4,000,000	4,021,676
Citigroup Mortgage Loan Trust, Inc. 2.547%, 1M LIBOR + 0.675%, 05/25/35 (b)	1,073,156	1,074,196
Dryden Senior Loan Fund 3.152%, 3M LIBOR + 1.430%, 07/15/27 (144A) (b)	5,200,000	5,205,642
Encore Credit Receivables Trust 2.292%, 1M LIBOR + 0.420%, 01/25/36 (b)	57,771	57,773
GSAMP Trust 2.552%, 1M LIBOR + 0.680%, 10/25/34 (b)	4,573,609	4,509,254
Magnetite, Ltd. 2.745%, 3M LIBOR + 1.000%, 07/25/26 (144A) (b)	5,000,000	5,000,180
Structured Asset Investment Loan Trust 2.672%, 1M LIBOR + 0.800%, 07/25/34 (b)	3,518,172	3,512,600
Structured Asset Securities Corp. Mortgage Loan Trust 2.592%, 1M LIBOR + 0.720%, 07/25/35 (b)	9,490,720	9,509,813
Towd Point Mortgage Trust 2.500%, 11/25/60 (144A) (b)	5,574,068	5,474,256
2.750%, 10/25/56 (144A) (b)	9,634,426	9,526,203

Asset-Backed - Other—(Continued)
Voya CLO, Ltd. 2.784%, 3M LIBOR + 1.050%, 01/18/26 (144A) (b)	2,850,000	2,850,308

		53,436,516

Asset-Backed - Student Loan—5.1%
Education Loan Asset-Backed Trust I 2.672%, 1M LIBOR + 0.800%, 06/25/26 (144A) (b)	4,465,204	4,486,251
Navient Student Loan Trust 2.922%, 1M LIBOR + 1.050%, 07/26/66 (144A) (b)	5,600,000	5,727,785
3.372%, 1M LIBOR + 1.500%, 10/25/58 (b)	2,470,000	2,507,053
Nelnet Student Loan Trust 2.221%, 1M LIBOR + 0.600%, 02/27/51 (144A) (b)	4,254,610	4,265,941
SLC Student Loan Trust 2.285%, 3M LIBOR + 0.160%, 09/15/39 (b)	11,000,000	10,619,295
2.285%, 3M LIBOR + 0.160%, 03/15/55 (b)	8,310,000	7,968,105
SLM Student Loan Trust 1.805%, 3M LIBOR + 0.060%, 01/25/22 (b)	10,320,000	10,069,023
1.895%, 3M LIBOR + 0.150%, 10/25/29 (b)	8,665,800	8,614,696
2.075%, 3M LIBOR + 0.330%, 01/25/22 (b)	4,613,286	4,521,801
2.115%, 3M LIBOR + 0.370%, 01/25/40 (b)	4,810,588	4,529,595
2.125%, 3M LIBOR + 0.380%, 10/25/24 (b)	4,101,535	4,101,537
2.295%, 3M LIBOR + 0.550%, 10/25/64 (144A) (b)	5,700,000	5,650,551
2.495%, 3M LIBOR + 0.750%, 10/25/40 (b)	10,240,000	10,239,930
2.595%, 3M LIBOR + 0.550%, 12/15/27 (144A) (b)	4,019,978	4,019,278
2.622%, 1M LIBOR + 0.750%, 05/26/26 (b)	8,439,497	8,405,420
2.622%, 1M LIBOR + 0.750%, 01/25/45 (144A) (b)	3,957,407	3,943,291
3.245%, 3M LIBOR + 1.500%, 04/25/23 (b)	1,208,081	1,232,938
3.672%, 1M LIBOR + 1.800%, 09/25/43 (b)	5,800,000	5,792,772
Wachovia Student Loan Trust 1.915%, 3M LIBOR + 0.170%, 04/25/40 (144A) (b)	7,500,000	7,286,362

		113,981,624

Total Asset-Backed Securities (Cost $211,340,419)		216,667,724

Mortgage-Backed Securities—3.0%

Collateralized Mortgage Obligations—1.7%
Citigroup Mortgage Loan Trust, Inc. 1.800%, 1M LIBOR + 0.210%, 05/20/47 (144A) (b)	1,636,213	1,633,120
Credit Suisse Mortgage Trust 1.066%, 09/27/46 (144A)	3,191,097	3,183,119
1.901%, 1M LIBOR + 0.280%, 04/27/47 (144A) (b)	2,676,664	2,633,168
3.510%, 01/27/36 (144A) (b)	942,542	955,140
Morgan Stanley Mortgage Loan Trust 2.142%, 1M LIBOR + 0.270%, 09/25/35 (b)	501,722	502,436
Morgan Stanley Resecuritization Trust 2.071%, 1M LIBOR + 0.450%, 08/26/47 (144A) (b)	5,140,615	5,068,751
3.393%, 01/26/51 (144A) (b)	2,456,026	2,449,410
Nomura Resecuritization Trust 1.881%, 1M LIBOR + 0.426%, 02/25/37 (144A) (b)	2,785,104	2,721,404
1.921%, 1M LIBOR + 0.300%, 08/26/37 (144A) (b)	2,607,309	2,547,889
3.546%, 03/26/37 (144A) (b)	3,491,391	3,528,844
Structured Adjustable Rate Mortgage Loan Trust 2.547%, 1M LIBOR + 0.675%, 01/25/35 (b)	2,477,498	2,461,106
3.686%, 03/25/34 (b)	5,574,949	5,641,010

BHFTI-392

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
WaMu Mortgage Pass-Through Certificates Trust 2.162%, 1M LIBOR + 0.290%, 10/25/45 (b)	6,295,340	$6,289,870

		39,615,267

Commercial Mortgage-Backed Securities—1.3%
225 Liberty Street Trust 3.597%, 02/10/36 (144A)	2,085,000	2,092,867
7 WTC Depositor LLC Trust 4.082%, 03/13/31 (144A)	198,733	198,956
CGRBS Commercial Mortgage Trust 3.369%, 03/13/35 (144A)	2,190,000	2,195,171
Commercial Mortgage Trust 3.545%, 02/10/36 (144A)	1,865,000	1,856,606
3.611%, 08/10/49 (144A) (b)	1,810,000	1,838,787
4.353%, 08/10/30 (144A)	1,845,000	1,938,509
Core Industrial Trust 3.040%, 02/10/34 (144A)	2,240,000	2,238,866
DBRR Trust 4.537%, 07/12/44 (144A) (b)	2,999,686	3,079,266
GS Mortgage Securities Corp. Trust 2.933%, 06/05/31 (144A)	1,910,000	1,914,929
JPMorgan Chase Commercial Mortgage Securities Trust 3.093%, 07/05/32 (144A)	546,522	545,839
4.311%, 08/05/32 (144A)	1,235,852	1,259,769
Madison Avenue Trust 3.843%, 10/12/32 (144A)	1,155,000	1,177,460
Morgan Stanley Capital Trust 3.727%, 10/11/50 (144A)	2,150,000	2,171,369
4.700%, 09/15/47 (144A)	6,724	6,718
RBS Commercial Funding, Inc. Trust 3.834%, 01/13/32 (144A) (b)	2,475,000	2,517,057
SFAVE Commercial Mortgage Securities Trust 3.872%, 01/05/43 (144A) (b)	1,519,000	1,508,810
Wells Fargo Commercial Mortgage Trust 2.710%, 03/18/28 (144A) (b)	2,000,000	1,987,399

		28,528,378

Total Mortgage-Backed Securities (Cost $68,043,872)		68,143,645

Municipals—0.5%
New York City Transitional Finance Authority, Future Tax Secured Revenue 4.200%, 11/01/30	1,250,000	1,325,975
5.267%, 05/01/27	2,150,000	2,458,331
New York City Water & Sewer System Revenue, Build America Bond 6.011%, 06/15/42	1,300,000	1,740,102
New York City, General Obligation Unlimited, Build America Bond 5.968%, 03/01/36	1,750,000	2,227,803
University of California CA, Revenue 4.601%, 05/15/31	2,855,000	3,152,862

Total Municipals (Cost $10,847,137)		10,905,073

Short-Term Investments—7.8%
Security Description	Shares/ Principal Amount*	Value

Mutual Fund—4.4%
State Street Institutional Liquid Reserves Fund Trust Class, 1.762%	98,164,469	98,144,836

U.S. Treasury—3.4%
U.S. Treasury Bills
1.283%, 04/19/18 (f)	41,775,000	41,742,771
1.526%, 06/14/18 (f) (g)	1,211,000	1,206,929
1.715%, 07/12/18 (f)	15,254,000	15,179,505
1.836%, 07/19/18 (f)	17,593,000	17,500,943

		75,630,148

Total Short-Term Investments (Cost $173,782,314)		173,774,984

Securities Lending Reinvestments (h)—18.7%

Certificates of Deposit—7.2%
Banco Del Estado De Chile New York 2.354%, 1M LIBOR + 0.500%, 09/21/18 (b)	8,000,000	7,999,480
Bank of Nova Scotia 2.482%, 3M LIBOR + 0.280%, 03/20/19 (b)	5,000,000	4,997,820
BNP Paribas New York 1.886%, 1M LIBOR + 0.200%, 05/04/18 (b)	2,500,000	2,500,060
Canadian Imperial Bank of Commerce 1.920%, 1M LIBOR + 0.170%, 04/13/18 (b)	5,500,000	5,499,824
China Construction Bank 1.950%, 04/20/18	8,000,000	7,999,168
Cooperative Rabobank UA 1.860%, 3M LIBOR + 0.140%, 10/16/18 (b)	11,000,000	11,000,000
Credit Agricole S.A. 2.032%, 1M LIBOR + 0.330%, 10/09/18 (b)	10,000,000	9,998,590
Credit Suisse AG New York 1.976%, 1M LIBOR + 0.190%, 04/16/18 (b)	10,500,000	10,499,559
Mitsubishi UFJ Trust and Banking Corp. 1.886%, 1M LIBOR + 0.200%, 06/07/18 (b)	1,000,000	999,782
1.976%, 1M LIBOR + 0.190%, 04/16/18 (b)	7,500,000	7,499,543
2.077%, 1M LIBOR + 0.200%, 05/30/18 (b)	4,000,000	3,999,336
Mizuho Bank, Ltd., New York 2.008%, 1M LIBOR + 0.200%, 04/18/18 (b)	5,000,000	4,999,930
2.077%, 1M LIBOR + 0.200%, 05/29/18 (b)	5,000,000	4,999,580
Natixis New York 1.896%, 1M LIBOR + 0.210%, 08/06/18 (b)	5,000,000	4,999,570
Norinchukin Bank New York 1.670%, 1M LIBOR + 0.300%, 09/04/18 (b)	9,000,000	8,994,546
Societe Generale 1.950%, 1M LIBOR + 0.210%, 07/10/18 (b)	4,000,000	3,999,668
Standard Chartered plc 2.154%, 1M LIBOR + 0.300%, 08/22/18 (b)	5,000,000	4,999,520
2.250%, 08/21/18	4,000,000	3,998,320
Sumitomo Mitsui Banking Corp., London 2.071%, 1M LIBOR + 0.230%, 05/21/18 (b)	6,500,000	6,500,000
Sumitomo Mitsui Banking Corp., New York 1.920%, 1M LIBOR + 0.180%, 04/11/18 (b)	5,000,000	4,999,820
2.010%, 1M LIBOR + 0.270%, 09/10/18 (b)	10,000,000	9,997,010
2.062%, 1M LIBOR + 0.190%, 04/26/18 (b)	3,500,000	3,499,972
2.157%, 1M LIBOR + 0.280%, 07/30/18 (b)	10,000,000	9,999,620

BHFTI-393

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (h)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Wells Fargo Bank N.A. 1.835%, 3M LIBOR + 0.130%, 07/11/18 (b)	8,500,000	$8,499,872
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.450%, 02/15/19 (b)	7,500,000	7,499,332

		160,979,922

Commercial Paper—2.3%
Canadian Imperial Bank of Commerce 2.208%, 1M LIBOR + 0.400%, 09/17/18 (b)	5,000,000	4,999,545
Industrial & Commercial Bank of China, Ltd. 1.960%, 04/20/18	7,974,302	7,991,392
Macquarie Bank, Ltd., London 2.020%, 05/16/18	9,950,061	9,974,690
Oversea-Chinese Banking Corp., Ltd. 2.150%, 06/08/18	2,983,517	2,987,874
Ridgefield Funding Co. LLC 2.200%, 06/07/18	7,244,042	7,254,782
Sheffield Receivables Co. 2.080%, 05/21/18	2,984,573	2,991,216
Toyota Motor Credit Corp. 1.967%, 1M LIBOR + 0.190%, 05/11/18 (b)	9,000,000	8,999,721
UBS AG 1.880%, 1M LIBOR + 0.210%, 05/02/18 (b)	7,500,000	7,498,920

		52,698,140

Repurchase Agreements—7.7%
Citigroup Global Markets, Inc. Repurchase Agreement dated 10/16/17 at 2.260%, due on 07/02/18 with a maturity value of $5,081,297; collateralized by various Common Stock with an aggregate market value of $5,500,001.	5,000,000	5,000,000
Deutsche Bank AG, London Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $11,602,256; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 03/07/22 - 05/24/27, and an aggregate market value of $11,832,063.	11,600,000	11,600,000
Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $6,601,283; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 05/02/25, and an aggregate market value of $6,732,015.	6,600,000	6,600,000
Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $10,002,000; collateralized by Foreign Obligations with rates ranging from 0.500% - 2.750%, maturity dates ranging from 04/01/19 - 05/24/27, and an aggregate market value of $10,200,023.	10,000,000	10,000,000
Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $6,301,260; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.125%, maturity dates ranging from 04/14/22 - 08/07/23, and an aggregate market value of $6,426,042.	6,300,000	6,300,000

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 01/09/18 at 2.070%, due on 04/02/18 with a maturity value of $2,110,022; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $2,332,495.	2,100,000	2,100,000
Repurchase Agreement dated 03/15/18 at 2.070%, due on 04/02/18 with a maturity value of $9,009,315; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $9,996,408.	9,000,000	9,000,000
Repurchase Agreement dated 09/12/17 at 2.210%, due on 07/02/18 with a maturity value of $12,215,843; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $13,328,544.	12,000,000	12,000,000
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $4,529,601; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $4,619,325.	4,528,741	4,528,741
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.230%, due on 06/29/18 with a maturity value of $5,708,164; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 8.875%, maturity dates ranging from 01/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $5,950,908.	5,500,000	5,500,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 1.850%, due on 04/02/18 with a maturity value of $2,027,736; collateralized by various Common Stock with an aggregate market value of $2,241,204.	2,015,000	2,015,000
Repurchase Agreement dated 03/16/18 at 1.850%, due on 04/02/18 with a maturity value of $10,734,369; collateralized by various Common Stock with an aggregate market value of $11,928,988.	10,725,000	10,725,000
Repurchase Agreement dated 03/16/18 at 1.880%, due on 04/05/18 with a maturity value of $6,006,267; collateralized by various Common Stock with an aggregate market value of $6,673,560.	6,000,000	6,000,000
Pershing LLC Repurchase Agreement dated 03/29/18 at 1.780%, due on 04/02/18 with a maturity value of $15,002,967; collateralized by U.S. Government Agency and Treasury Obligations with rates ranging from 0.000% - 11.500%, maturity dates ranging from 03/31/18 - 02/20/68, and an aggregate market value of $15,300,000.	15,000,000	15,000,000
Societe Generale Repurchase Agreement dated 03/08/18 at 1.820%, due on 04/02/18 with a maturity value of $11,013,903; collateralized by various Common Stock with an aggregate market value of $12,228,963.	11,000,000	11,000,000

BHFTI-394

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (h)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 03/16/18 at 1.820%, due on 04/02/18 with a maturity value of $20,017,189; collateralized by various Common Stock with an aggregate market value of $22,234,478.	20,000,000	$20,000,000
Repurchase Agreement dated 03/21/18 at 1.820%, due on 04/02/18 with a maturity value of $33,070,050; collateralized by various Common Stock with an aggregate market value of $36,742,476.	33,050,000	33,050,000
Repurchase Agreement dated 03/28/18 at 1.820%, due on 04/02/18 with a maturity value of $2,000,506; collateralized by various Common Stock with an aggregate market value of $2,223,448.	2,000,000	2,000,000

		172,418,741

Time Deposits—1.5%
ABN AMRO Bank NV 1.680%, 04/02/18	10,000,000	10,000,000
Australia New Zealand Bank 1.670%, 04/02/18	5,000,000	5,000,000
DNB Bank ASA 1.640%, 04/02/18	5,000,000	5,000,000
DZ Bank AG 1.670%, 04/02/18	5,000,000	5,000,000
Nordea Bank New York 1.640%, 04/02/18	5,000,000	5,000,000
Svenska Handelsbanken AB 1.640%, 04/02/18	5,000,000	5,000,000

		35,000,000

Total Securities Lending Reinvestments (Cost $421,121,332)		421,096,803

Total Investments—129.4% (Cost $2,903,997,088)		2,898,260,033
Other assets and liabilities (net)—(29.4)%		(659,220,545)

Net Assets—100.0%		$2,239,039,488

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $412,418,637 and the collateral received consisted of cash in the amount of $421,055,236. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(d)	Principal amount of security is adjusted for inflation.
(e)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(f)	The rate shown represents current yield to maturity.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2018, the market value of securities pledged was $1,175,037.
(h)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2018, the market value of 144A securities was $228,838,448, which is 10.2% of net assets.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation
U.S. Treasury Note 2 Year Futures	06/29/18	1,293	USD	274,903,923	$111,368
U.S. Treasury Note 5 Year Futures	06/29/18	792	USD	90,653,063	342,319
U.S. Treasury Ultra Long Bond Futures	06/20/18	77	USD	12,356,094	547,853

Net Unrealized Appreciation					$1,001,540

BHFTI-395

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London InterBank Offered Rate

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,309,205,111	$—	$1,309,205,111
Total Corporate Bonds & Notes*	—	698,466,693	—	698,466,693
Total Asset-Backed Securities*	—	216,667,724	—	216,667,724
Total Mortgage-Backed Securities*	—	68,143,645	—	68,143,645
Total Municipals	—	10,905,073	—	10,905,073
Short-Term Investments
Mutual Fund	98,144,836	—	—	98,144,836
U.S. Treasury	—	75,630,148	—	75,630,148
Total Short-Term Investments	98,144,836	75,630,148	—	173,774,984
Total Securities Lending Reinvestments*	—	421,096,803	—	421,096,803
Total Investments	$98,144,836	$2,800,115,197	$—	$2,898,260,033

Collateral for Securities Loaned (Liability)	$—	$(421,055,236)	$—	$(421,055,236)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,001,540	$—	$—	$1,001,540

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-396

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—98.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.0%
Textron, Inc.	356,340	$21,013,370

Auto Components—1.5%
BorgWarner, Inc.	312,138	15,678,692

Banks—4.2%
Citizens Financial Group, Inc.	415,211	17,430,558
SunTrust Banks, Inc. (a)	408,309	27,781,344

		45,211,902

Building Products—0.9%
Owens Corning	120,661	9,701,144

Capital Markets—1.7%
E*Trade Financial Corp. (b)	319,888	17,724,994

Chemicals—3.5%
Celanese Corp. - Series A	130,822	13,109,673
Eastman Chemical Co. (a)	168,100	17,747,998
International Flavors & Fragrances, Inc. (a)	49,088	6,720,638

		37,578,309

Commercial Services & Supplies—1.2%
Republic Services, Inc.	189,516	12,551,645

Communications Equipment—2.8%
ARRIS International plc (b)	422,591	11,228,243
Motorola Solutions, Inc.	180,570	19,014,021

		30,242,264

Construction & Engineering—1.7%
Quanta Services, Inc. (b)	542,382	18,630,822

Containers & Packaging—3.9%
AptarGroup, Inc.	153,598	13,797,708
Avery Dennison Corp.	42,878	4,555,788
Crown Holdings, Inc. (b)	192,431	9,765,873
Packaging Corp. of America	117,206	13,209,116

		41,328,485

Electric Utilities—2.1%
Alliant Energy Corp.	260,525	10,645,052
Xcel Energy, Inc.	262,038	11,917,488

		22,562,540

Electrical Equipment—1.0%
Hubbell, Inc. (a)	88,309	10,754,270

Electronic Equipment, Instruments & Components—3.2%
Flex, Ltd. (b)	982,421	16,042,935
Keysight Technologies, Inc. (a) (b)	339,273	17,774,512

		33,817,447

Equity Real Estate Investment Trusts—3.0%
Lamar Advertising Co. - Class A (a)	232,709	14,814,255
National Retail Properties, Inc. (a)	440,889	17,309,302

		32,123,557

Food & Staples Retailing—3.4%
Kroger Co. (The) (a)	679,200	16,260,048
Sysco Corp.	328,028	19,668,559

		35,928,607

Food Products—5.3%
Archer-Daniels-Midland Co.	733,882	31,828,462
Hormel Foods Corp. (a)	240,736	8,262,060
Ingredion, Inc.	124,576	16,060,338

		56,150,860

Health Care Equipment & Supplies—2.5%
Hologic, Inc. (a) (b)	457,563	17,094,554
STERIS plc	99,100	9,251,976

		26,346,530

Health Care Providers & Services—3.1%
HCA Healthcare, Inc.	135,878	13,180,166
Quest Diagnostics, Inc.	194,863	19,544,759

		32,724,925

Hotels, Restaurants & Leisure—1.4%
Darden Restaurants, Inc.	178,893	15,250,628

Insurance—13.6%
Aflac, Inc.	367,094	16,064,033
Alleghany Corp.	41,521	25,512,163
Allstate Corp. (The)	122,373	11,600,960
American Financial Group, Inc.	106,475	11,948,625
Arthur J. Gallagher & Co.	259,224	17,816,466
FNF Group	380,410	15,224,008
Markel Corp. (a) (b)	13,543	15,848,696
Marsh & McLennan Cos., Inc.	114,755	9,477,615
W.R. Berkley Corp. (a)	307,288	22,339,838

		145,832,404

IT Services—5.4%
Black Knight, Inc. (a) (b)	226,511	10,668,668
DXC Technology Co.	175,358	17,628,740
Fidelity National Information Services, Inc.	169,174	16,291,456
MAXIMUS, Inc. (a)	194,735	12,996,614

		57,585,478

Leisure Products—1.5%
Hasbro, Inc.	196,472	16,562,589

Machinery—6.8%
AGCO Corp. (a)	229,912	14,909,793
Colfax Corp. (a) (b)	319,100	10,179,290
Ingersoll-Rand plc	195,643	16,729,433

BHFTI-397

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
PACCAR, Inc.	239,799	$15,867,500
Parker-Hannifin Corp.	33,483	5,726,597
Xylem, Inc.	117,040	9,002,717

		72,415,330

Media—3.7%
CBS Corp. - Class B	208,151	10,696,880
Cinemark Holdings, Inc. (a)	467,130	17,596,787
Interpublic Group of Cos., Inc. (The)	467,737	10,771,983

		39,065,650

Metals & Mining—2.1%
Reliance Steel & Aluminum Co.	263,938	22,630,044

Multi-Utilities—1.2%
DTE Energy Co. (a)	126,300	13,185,720

Oil, Gas & Consumable Fuels—6.6%
Cimarex Energy Co.	143,428	13,410,518
Devon Energy Corp.	490,968	15,607,873
Energen Corp. (a) (b)	211,868	13,318,023
Parsley Energy, Inc. - Class A (b)	525,956	15,247,464
PDC Energy, Inc. (a) (b)	269,548	13,215,938

		70,799,816

Pharmaceuticals—1.5%
Perrigo Co. plc	195,221	16,269,718

Road & Rail—1.2%
Landstar System, Inc. (a)	115,100	12,620,715

Software—1.9%
Nuance Communications, Inc. (b)	774,700	12,201,525
Synopsys, Inc. (b)	98,470	8,196,643

		20,398,168

Specialty Retail—2.5%
AutoNation, Inc. (b)	265,299	12,410,687
Tiffany & Co.	152,396	14,882,993

		27,293,680

Technology Hardware, Storage & Peripherals—1.5%
Hewlett Packard Enterprise Co. (a)	940,833	16,502,211

Textiles, Apparel & Luxury Goods—1.0%
VF Corp.	143,342	10,624,509

Total Common Stocks (Cost $1,046,670,743)		1,057,107,023

Short-Term Investment—0.9%
Security Description	Principal Amount*	Value

Repurchase Agreement—0.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/18 at 0.600%, due on 04/02/18 with a maturity value of $10,256,262; collateralized by a U.S. Treasury Note at 1.875%, maturing 07/31/22, with a market value of $10,463,338.	10,255,579	$10,255,579

Total Short-Term Investments (Cost $10,255,579)		10,255,579

Securities Lending Reinvestments (c)—11.8%

Certificates of Deposit—2.6%
Canadian Imperial Bank of Commerce 1.920%, 1M LIBOR + 0.170%, 04/13/18 (d)	4,000,000	3,999,872
Cooperative Rabobank UA 1.860%, 3M LIBOR + 0.140%, 10/16/18 (d)	4,500,000	4,500,000
Credit Suisse AG New York 1.930%, 1M LIBOR + 0.190%, 05/11/18 (d)	1,000,000	999,888
1.976%, 1M LIBOR + 0.190%, 04/16/18 (d)	5,000,000	4,999,790
Mizuho Bank, Ltd., New York 1.891%, 1M LIBOR + 0.200%, 04/06/18 (d)	3,000,000	2,999,955
Sumitomo Mitsui Banking Corp., New York 1.920%, 1M LIBOR + 0.180%, 04/11/18 (d)	1,000,000	999,964
2.062%, 1M LIBOR + 0.190%, 04/26/18 (d)	2,000,000	1,999,984
Svenska Handelsbanken AB 2.027%, 1M LIBOR + 0.150%, 04/30/18 (d)	3,000,000	2,999,916
Wells Fargo Bank N.A. 1.835%, 3M LIBOR + 0.130%, 07/11/18 (d)	4,000,000	3,999,940

		27,499,309

Commercial Paper—0.5%
UBS AG 1.880%, 1M LIBOR + 0.210%, 05/02/18 (d)	5,000,000	4,999,280

Repurchase Agreements—6.9%
Citigroup Global Markets, Inc. Repurchase Agreement dated 01/25/17 at 2.230%, due on 06/29/18 with a maturity value of $1,238,653; collateralized by various Common Stock with an aggregate market value of $1,320,000.	1,200,000	1,200,000
Deutsche Bank AG, London Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $10,001,944; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 03/07/22 - 05/24/27, and an aggregate market value of $10,200,054.	10,000,000	10,000,000
Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $2,500,486; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 05/02/25, and an aggregate market value of $2,550,006.	2,500,000	2,500,000

BHFTI-398

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $2,400,480; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.125%, maturity dates ranging from 04/14/22 - 07/07/23, and an aggregate market value of $2,448,016.	2,400,000	$2,400,000
Repurchase Agreement dated 01/09/18 at 2.070%, due on 04/02/18 with a maturity value of $602,864; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $666,427.	600,000	600,000
Repurchase Agreement dated 03/15/18 at 2.070%, due on 04/02/18 with a maturity value of $2,002,070; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $2,221,424.	2,000,000	2,000,000
Repurchase Agreement dated 09/12/17 at 2.210%, due on 07/02/18 with a maturity value of $1,781,477; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $1,943,746.	1,750,000	1,750,000
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $2,110,426; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $2,152,230.	2,110,025	2,110,025
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.230%, due on 06/29/18 with a maturity value of $2,594,620; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 8.875%, maturity dates ranging from 01/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $2,704,958.	2,500,000	2,500,000
Repurchase Agreement dated 08/01/17 at 2.230%, due on 06/29/18 with a maturity value of $8,164,524; collateralized by various Common Stock with an aggregate market value of $8,800,001.	8,000,000	8,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 1.850%, due on 04/02/18 with a maturity value of $3,119,595; collateralized by various Common Stock with an aggregate market value of $3,448,006.	3,100,000	3,100,000
Repurchase Agreement dated 03/16/18 at 1.850%, due on 04/02/18 with a maturity value of $3,603,145; collateralized by various Common Stock with an aggregate market value of $4,004,136.	3,600,000	3,600,000
Repurchase Agreement dated 03/16/18 at 1.880%, due on 04/05/18 with a maturity value of $1,001,044; collateralized by various Common Stock with an aggregate market value of $1,112,260.	1,000,000	1,000,000

Repurchase Agreements—(Continued)
Pershing LLC Repurchase Agreement dated 03/29/18 at 1.780%, due on 04/02/18 with a maturity value of $10,001,978; collateralized by U.S. Government Agency and Treasury Obligations with rates ranging from 0.000% - 11.500%, maturity dates ranging from 03/31/18 - 02/20/68, and an aggregate market value of $10,200,000.	10,000,000	10,000,000
Societe Generale Repurchase Agreement dated 03/08/18 at 1.820%, due on 04/02/18 with a maturity value of $3,003,792; collateralized by various Common Stock with an aggregate market value of $3,335,172.	3,000,000	3,000,000
Repurchase Agreement dated 03/16/18 at 1.820%, due on 04/02/18 with a maturity value of $2,001,719; collateralized by various Common Stock with an aggregate market value of $2,223,448.	2,000,000	2,000,000
Repurchase Agreement dated 03/21/18 at 1.820%, due on 04/02/18 with a maturity value of $3,101,881; collateralized by various Common Stock with an aggregate market value of $3,446,344.	3,100,000	3,100,000
Repurchase Agreement dated 03/28/18 at 1.820%, due on 04/02/18 with a maturity value of $15,003,792; collateralized by various Common Stock with an aggregate market value of $16,675,859.	15,000,000	15,000,000

		73,860,025

Time Deposits—1.8%
ABN AMRO Bank NV 1.680%, 04/02/18	2,000,000	2,000,000
Australia New Zealand Bank 1.670%, 04/02/18	4,000,000	4,000,000
DNB Bank ASA 1.640%, 04/02/18	4,000,000	4,000,000
DZ Bank AG 1.670%, 04/02/18	4,000,000	4,000,000
Nordea Bank New York 1.640%, 04/02/18	5,000,000	5,000,000

		19,000,000

Total Securities Lending Reinvestments (Cost $125,360,025)		125,358,614

Total Investments—111.6% (Cost $1,182,286,347)		1,192,721,216
Other assets and liabilities (net)—(11.6)%		(124,013,477)

Net Assets—100.0%		$1,068,707,739

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $123,745,933 and the collateral received consisted of cash in the amount of $125,360,025. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.

BHFTI-399

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(LIBOR)—	London InterBank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,057,107,023	$—	$—	$1,057,107,023
Total Short-Term Investment*	—	10,255,579	—	10,255,579
Total Securities Lending Reinvestments*	—	125,358,614	—	125,358,614
Total Investments	$1,057,107,023	$135,614,193	$—	$1,192,721,216

Collateral for Securities Loaned (Liability)	$—	$(125,360,025)	$—	$(125,360,025)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-400

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—98.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.5%
Arconic, Inc.	290,412	$6,691,093
Harris Corp. (a)	71,237	11,489,103

		18,180,196

Auto Components—0.8%
Aptiv plc	52,201	4,435,519

Banks—6.1%
Fifth Third Bancorp	252,313	8,010,938
PacWest Bancorp (a)	191,083	9,464,341
Regions Financial Corp.	527,142	9,794,298
Zions Bancorp (a)	89,281	4,707,787

		31,977,364

Beverages—2.8%
Molson Coors Brewing Co. - Class B	191,944	14,459,142

Building Products—1.0%
Owens Corning	67,788	5,450,155

Capital Markets—2.0%
Northern Trust Corp.	101,486	10,466,251

Chemicals—3.5%
International Flavors & Fragrances, Inc.	64,798	8,871,494
PPG Industries, Inc.	84,219	9,398,841

		18,270,335

Commercial Services & Supplies—3.5%
Republic Services, Inc.	167,332	11,082,398
Stericycle, Inc. (a) (b)	123,501	7,228,514

		18,310,912

Communications Equipment—0.7%
ARRIS International plc (b)	145,178	3,857,379

Construction & Engineering—2.7%
Jacobs Engineering Group, Inc.	239,208	14,149,153

Consumer Finance—1.2%
Ally Financial, Inc.	238,798	6,483,366

Containers & Packaging—5.6%
International Paper Co.	170,831	9,127,500
Packaging Corp. of America	59,515	6,707,341
Sealed Air Corp. (a)	311,986	13,349,881

		29,184,722

Electric Utilities—3.0%
American Electric Power Co., Inc.	171,212	11,743,431
PG&E Corp.	94,756	4,162,631

		15,906,062

Electrical Equipment—1.4%
Acuity Brands, Inc. (a)	53,575	7,457,104

Energy Equipment & Services—3.8%
C&J Energy Services, Inc. (a) (b)	194,788	5,029,426
National Oilwell Varco, Inc.	208,711	7,682,652
Patterson-UTI Energy, Inc. (a)	416,687	7,296,189

		20,008,267

Equity Real Estate Investment Trusts—4.0%
American Campus Communities, Inc.	195,908	7,565,967
Invitation Homes, Inc.	321,844	7,347,699
Mid-America Apartment Communities, Inc.	65,784	6,002,132

		20,915,798

Health Care Equipment & Supplies—3.6%
STERIS plc (a)	58,847	5,493,956
Varian Medical Systems, Inc. (b)	43,995	5,395,987
Zimmer Biomet Holdings, Inc.	73,864	8,054,130

		18,944,073

Health Care Providers & Services—3.1%
AmerisourceBergen Corp.	45,562	3,927,900
Humana, Inc.	28,311	7,610,846
Universal Health Services, Inc. - Class B	39,790	4,711,534

		16,250,280

Hotels, Restaurants & Leisure—1.1%
Wendy’s Co. (The) (a)	330,863	5,806,646

Household Durables—2.3%
Mohawk Industries, Inc. (b)	31,062	7,213,218
Whirlpool Corp. (a)	30,164	4,618,410

		11,831,628

Household Products—1.7%
Spectrum Brands Holdings, Inc. (a)	83,264	8,634,477

Insurance—11.0%
Allstate Corp. (The)	85,436	8,099,333
Arch Capital Group, Ltd. (a) (b)	95,057	8,135,929
Brown & Brown, Inc. (a)	481,906	12,259,689
FNF Group	203,221	8,132,904
Loews Corp.	263,318	13,094,804
Willis Towers Watson plc (a)	51,061	7,770,973

		57,493,632

IT Services—7.2%
Amdocs, Ltd.	171,762	11,459,960
DST Systems, Inc.	39,989	3,345,080
Euronet Worldwide, Inc. (b)	46,117	3,639,554
Fidelity National Information Services, Inc.	125,907	12,124,844
Leidos Holdings, Inc.	107,923	7,058,164

		37,627,602

BHFTI-401

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Life Sciences Tools & Services—1.3%
Charles River Laboratories International, Inc. (a) (b)	61,656	$6,581,161

Machinery—0.8%
Middleby Corp. (The) (a) (b)	35,667	4,415,218

Media—1.4%
Interpublic Group of Cos., Inc. (The)	306,394	7,056,254

Multi-Utilities—2.4%
Ameren Corp.	222,614	12,606,631

Multiline Retail—1.7%
Kohl’s Corp. (a)	136,561	8,946,111

Oil, Gas & Consumable Fuels—4.6%
Anadarko Petroleum Corp.	144,929	8,755,161
Cimarex Energy Co. (a)	77,697	7,264,669
Hess Corp.	162,306	8,215,930

		24,235,760

Real Estate Management & Development—2.0%
CBRE Group, Inc. - Class A (b)	222,101	10,487,609

Road & Rail—3.4%
Kansas City Southern	123,025	13,514,296
Ryder System, Inc.	60,268	4,386,908

		17,901,204

Semiconductors & Semiconductor Equipment—0.5%
Analog Devices, Inc.	29,090	2,650,972

Software—1.0%
Check Point Software Technologies, Ltd. (b)	51,214	5,087,599

Technology Hardware, Storage & Peripherals—1.8%
NCR Corp. (a) (b)	306,036	9,646,255

Water Utilities—2.1%
American Water Works Co., Inc. (a)	135,907	11,162,042

Total Common Stocks (Cost $497,344,526)		516,876,879

Short-Term Investment—1.9%

Repurchase Agreement—1.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/18 at 0.600%, due on 04/02/18 with a maturity value of $9,807,887; collateralized by a U.S. Treasury Note at 1.625%, maturing 08/31/22, with a market value of $10,004,896.	9,807,233	9,807,233

Total Short-Term Investments (Cost $9,807,233)		9,807,233

Securities Lending Reinvestments (c)—14.6%
Security Description	Principal Amount*	Value

Certificates of Deposit—5.7%
BNP Paribas New York 1.886%, 1M LIBOR + 0.200%, 05/04/18 (d)	2,500,000	2,500,060
China Construction Bank 1.950%, 04/20/18	2,000,000	1,999,792
Cooperative Rabobank UA 1.860%, 3M LIBOR + 0.140%, 10/16/18 (d)	1,250,000	1,250,000
Credit Suisse AG New York 2.230%, FEDEFF PRV + 0.550%, 09/07/18 (d)	3,500,000	3,500,000
Mitsubishi UFJ Trust and Banking Corp. 1.886%, 1M LIBOR + 0.200%, 06/07/18 (d)	500,000	499,891
1.976%, 1M LIBOR + 0.190%, 04/16/18 (d)	2,000,000	1,999,878
Norinchukin Bank New York 1.670%, 1M LIBOR + 0.300%, 09/04/18 (d)	2,000,000	1,998,788
Royal Bank of Canada New York 1.990%, 1M LIBOR + 0.250%, 01/11/19 (d)	2,000,000	1,996,180
2.301%, 1M LIBOR + 0.440%, 09/17/18 (d)	2,000,000	1,999,718
Societe Generale 1.950%, 1M LIBOR + 0.210%, 07/10/18 (d)	1,000,000	999,917
Standard Chartered plc 2.154%, 1M LIBOR + 0.300%, 08/22/18 (d)	1,500,000	1,499,856
2.250%, 08/21/18	1,000,000	999,580
Sumitomo Mitsui Banking Corp., New York 1.916%, 1M LIBOR + 0.230%, 09/05/18 (d)	1,000,000	999,595
1.920%, 1M LIBOR + 0.180%, 04/11/18 (d)	1,000,000	999,964
2.010%, 1M LIBOR + 0.270%, 09/10/18 (d)	2,500,000	2,499,253
2.062%, 1M LIBOR + 0.190%, 04/26/18 (d)	500,000	499,996
Svenska Handelsbanken AB 2.027%, 1M LIBOR + 0.150%, 04/30/18 (d)	1,000,000	999,972
Wells Fargo Bank N.A. 1.835%, 3M LIBOR + 0.130%, 07/11/18 (d)	1,000,000	999,985
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.450%, 02/15/19 (d)	1,500,000	1,499,866

		29,742,291

Commercial Paper—2.6%
Canadian Imperial Bank of Commerce 2.208%, 1M LIBOR + 0.400%, 09/17/18 (d)	1,000,000	999,909
Industrial & Commercial Bank of China, Ltd. 1.960%, 04/20/18	1,993,576	1,997,848
LMA S.A. & LMA Americas 2.150%, 06/01/18	2,983,696	2,988,687
Macquarie Bank, Ltd., London 2.020%, 05/16/18	2,985,018	2,992,407
Sheffield Receivables Co. 2.080%, 05/21/18	1,989,716	1,994,144
UBS AG 1.880%, 1M LIBOR + 0.210%, 05/02/18 (d)	2,500,000	2,499,640

		13,472,635

BHFTI-402

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—4.6%
Deutsche Bank AG, London Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $400,078; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 05/02/25, and an aggregate market value of $408,001.	400,000	$400,000
Repurchase Agreement dated 03/29/18 at 1.750%, due on 04/02/18 with a maturity value of $800,156; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 03/07/22 - 05/24/27, and an aggregate market value of $816,004.	800,000	800,000
Repurchase Agreement dated 03/29/18 at 1.800%, due on 04/02/18 with a maturity value of $400,080; collateralized by Foreign Obligations with rates ranging from 1.875% - 2.125%, maturity dates ranging from 04/14/22 - 08/07/23, and an aggregate market value of $408,003.	400,000	400,000
Repurchase Agreement dated 01/09/18 at 2.070%, due on 04/02/18 with a maturity value of $301,432; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $333,214.	300,000	300,000
Repurchase Agreement dated 03/15/18 at 2.070%, due on 04/02/18 with a maturity value of $2,002,070; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $2,221,424.	2,000,000	2,000,000
Repurchase Agreement dated 09/12/17 at 2.210%, due on 07/02/18 with a maturity value of $1,017,987; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 08/02/18 - 08/15/46, and various Common Stock with an aggregate market value of $1,110,712.	1,000,000	1,000,000
ING Financial Markets LLC Repurchase Agreement dated 03/29/18 at 1.710%, due on 04/02/18 with a maturity value of $4,771,134; collateralized by U.S. Government Agency Obligations with rates ranging from 0.750% - 3.750%, maturity dates ranging from 04/09/18 - 09/24/26, and an aggregate market value of $4,865,642.	4,770,227	4,770,227
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.230%, due on 06/29/18 with a maturity value of $1,245,418; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 8.875%, maturity dates ranging from 01/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $1,298,380.	1,200,000	1,200,000
Repurchase Agreement dated 08/01/17 at 2.230%, due on 06/29/18 with a maturity value of $2,551,414; collateralized by various Common Stock with an aggregate market value of $2,750,000.	2,500,000	2,500,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 1.850%, due on 04/02/18 with a maturity value of $1,912,010; collateralized by various Common Stock with an aggregate market value of $2,113,294.	1,900,000	1,900,000

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd. Repurchase Agreement dated 03/16/18 at 1.850%, due on 04/02/18 with a maturity value of $2,001,747; collateralized by various Common Stock with an aggregate market value of $2,224,520.	2,000,000	2,000,000
Repurchase Agreement dated 03/16/18 at 1.880%, due on 04/05/18 with a maturity value of $1,001,044; collateralized by various Common Stock with an aggregate market value of $1,112,260.	1,000,000	1,000,000
Pershing LLC Repurchase Agreement dated 03/29/18 at 1.780%, due on 04/02/18 with a maturity value of $1,000,198; collateralized by U.S. Government Agency and Treasury Obligations with rates ranging from 0.000% - 11.500%, maturity dates ranging from 03/31/18 - 02/20/68, and an aggregate market value of $1,020,000.	1,000,000	1,000,000
Societe Generale Repurchase Agreement dated 03/08/18 at 1.820%, due on 04/02/18 with a maturity value of $1,001,264; collateralized by various Common Stock with an aggregate market value of $1,111,724.	1,000,000	1,000,000
Repurchase Agreement dated 03/16/18 at 1.820%, due on 04/02/18 with a maturity value of $1,000,859; collateralized by various Common Stock with an aggregate market value of $1,111,724.	1,000,000	1,000,000
Repurchase Agreement dated 03/21/18 at 1.820%, due on 04/02/18 with a maturity value of $3,101,881; collateralized by various Common Stock with an aggregate market value of $3,446,344.	3,100,000	3,100,000

		24,370,227

Time Deposits—1.7%
DNB Bank ASA 1.640%, 04/02/18	3,000,000	3,000,000
DZ Bank AG 1.670%, 04/02/18	2,000,000	2,000,000
Nordea Bank New York 1.640%, 04/02/18	2,000,000	2,000,000
Svenska Handelsbanken AB 1.640%, 04/02/18	2,000,000	2,000,000

		9,000,000

Total Securities Lending Reinvestments (Cost $76,594,449)		76,585,153

Total Investments—115.1% (Cost $583,746,208)		603,269,265
Other assets and liabilities (net)—(15.1)%		(79,202,910)

Net Assets—100.0%		$524,066,355

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2018, the market value of securities loaned was $76,630,985 and the collateral received consisted of cash in the amount of $76,572,233. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.

BHFTI-403

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2018 (Unaudited)

(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2018.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London InterBank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$516,876,879	$—	$—	$516,876,879
Total Short-Term Investment*	—	9,807,233	—	9,807,233
Total Securities Lending Reinvestments*	—	76,585,153	—	76,585,153
Total Investments	$516,876,879	$86,392,386	$—	$603,269,265

Collateral for Securities Loaned (Liability)	$—	$(76,572,233)	$—	$(76,572,233)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-404

Brighthouse Funds Trust I

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by Brighthouse Investment Advisers, LLC (the “Adviser”) (each as “pricing services”), pursuant to authorization of and subject to general oversight by the Board of Trustees (the “Board” or “Trustees”) of the Brighthouse Funds Trust I (the “Trust”). Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are generally valued on the basis of evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate trachnes, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Advisor may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines the NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines the NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and asked prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For

BHFTI-405

Brighthouse Funds Trust I

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements—(Continued)

centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of a Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other method.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Report.

BHFTI-406

Item 2.	Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

See attached Exhibits 3(a) and 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BRIGHTHOUSE FUNDS TRUST I

By:	/s/ Kristi Slavin
Kristi Slavin
President, Chief Executive Officer and Chairman of the Boards

Date:	May 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi Slavin
Kristi Slavin
President, Chief Executive Officer and Chairman of the Boards

Date:	May 23, 2018

By:	/s/ Alan Otis
Alan Otis
Chief Financial Officer and Treasurer

Date:	May 23, 2018